Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	October 31, 2017
Date of reporting period:	April 30, 2017

ITEM 1 – REPORT TO STOCKHOLDERS

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information

EE11865PFI | 01/2017

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

	California		Core Plus		Diversified
Amounts in thousands, except per share amounts	Municipal Fund		Bond Fund		International Fund
Investment in securities--at cost	$398,203		$3,738,405		$7,896,747
Foreign currency--at cost	$–		$3,690		$1,836
Assets
Investment in securities--at value	$406,843		$3,762,636		$9,211,202
Foreign currency--at value	–		3,749		1,756
Cash	6,083		115,573		–
Receivables:
Dividends and interest	5,251		28,994		43,501
Expense reimbursement from Manager	7		40		2
Expense reimbursement from Distributor	–		4		4
Foreign currency contracts	–		16		–
Fund shares sold	4,674		8,670		1,341
Investment securities sold	–		64,451		113,185
Variation margin on financial derivative instruments	–		125		–
Other assets	–		7		5
Prepaid expenses	1		–		–
Total Assets	422,859		3,984,265		9,370,996
Liabilities
Accrued management and investment advisory fees	148		1,524		6,083
Accrued administrative service fees	–		5		5
Accrued distribution fees	94		54		90
Accrued service fees	–		23		27
Accrued transfer agent fees	39		143		289
Accrued directors' expenses	3		11		16
Accrued professional fees	12		21		14
Accrued other expenses	–		8		173
Payables:
Deferred foreign tax	–		–		1,840
Dividends payable	1,011		8,517		–
Foreign currency contracts	–		763		–
Fund shares redeemed	998		4,743		8,553
Interest expense and fees payable	69		–		–
Investment securities purchased	1,256		228,462		54,721
Variation margin on financial derivative instruments	–		52		–
Floating rate notes issued	17,381		–		–
Total Liabilities	21,011		244,326		71,811
Net Assets Applicable to Outstanding Shares	$401,848		$3,739,939		$9,299,185
Net Assets Consist of:
Capital shares and additional paid-in-capital	$428,690		$3,863,122		$8,439,176
Accumulated undistributed (overdistributed) net investment income (loss)	1,619		8,058		29,926
Accumulated undistributed (overdistributed) net realized gain (loss)	(37,101)		(150,496)		(481,729)
Net unrealized appreciation (depreciation) of investments	8,640		19,936		1,312,615
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(681)		(803)
Total Net Assets	$401,848		$3,739,939		$9,299,185
Capital Stock (par value: $.01 per share):
Shares authorized	700,000		1,160,000		1,925,000
Net Asset Value Per Share:
Class A: Net Assets	$292,245		$91,399		$232,323
Shares Issued and Outstanding	28,169		8,382		18,820
Net Asset Value per share	$10.37		$10.90		$12.34
Maximum Offering Price	$10.77		$11.32		$13.06
Class C: Net Assets	$41,427		$8,674		$14,342
Shares Issued and Outstanding	3,985		795		1,161
Net Asset Value per share	$10.40	(a)	$10.91	(a)	$12.35	(a)
Class J: Net Assets	N/A		$150,066		$172,287
Shares Issued and Outstanding			13,670		14,117
Net Asset Value per share			$10.98	(a)	$12.20	(a)
Class P: Net Assets	$56,845		N/A		$9,472
Shares Issued and Outstanding	5,480				774
Net Asset Value per share	$10.37				$12.24
Institutional: Net Assets	$11,331		$3,380,476		$8,734,471
Shares Issued and Outstanding	1,092		310,158		711,219
Net Asset Value per share	$10.38		$10.90		$12.28
R-1: Net Assets	N/A		$5,073		$4,572
Shares Issued and Outstanding			465		371
Net Asset Value per share			$10.90		$12.30
R-2: Net Assets	N/A		$8,256		$6,325
Shares Issued and Outstanding			765		516
Net Asset Value per share			$10.79		$12.26
R-3: Net Assets	N/A		$21,692		$24,581
Shares Issued and Outstanding			2,002		2,000
Net Asset Value per share			$10.84		$12.29
R-4: Net Assets	N/A		$16,280		$37,872
Shares Issued and Outstanding			1,474		3,041
Net Asset Value per share			$11.04		$12.45
R-5: Net Assets	N/A		$58,023		$62,940
Shares Issued and Outstanding			5,349		5,064
Net Asset Value per share			$10.85		$12.43

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Finisterre
			Unconstrained
			Emerging Markets	Global Diversified
Amounts in thousands, except per share amounts	Equity Income Fund		Bond Fund	Income Fund
Investment in securities--at cost	$3,759,558		$22,513	$11,414,502
Foreign currency--at cost	$–		$113	$33,624
Assets
Investment in securities--at value	$5,890,359		$23,083	$11,619,107
Foreign currency--at value	–		112	33,699
Cash	–		2,803	70,780
Deposits with counterparty	–		720	79,980
Receivables:
Dividends and interest	13,243		337	107,962
Expense reimbursement from Manager	–		8	–
Foreign currency contracts	–		63	2,758
Fund shares sold	1,110		–	27,681
Investment securities sold	124,033		1,535	267,443
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		14	–
Unrealized gain on unfunded loan commitments	–		–	74
Variation margin on financial derivative instruments	–		1	23
Other assets	2		–	–
Prepaid expenses	49		–	–
Total Assets	6,028,796		28,676	12,209,507
Liabilities
Accrued management and investment advisory fees	2,504		21	6,753
Accrued administrative service fees	6		–	–
Accrued distribution fees	367		–	2,305
Accrued service fees	44		–	–
Accrued transfer agent fees	387		1	1,786
Accrued directors' expenses	7		1	23
Accrued professional fees	9		17	47
Accrued other expenses	–		19	621
Payables:
Foreign currency contracts	–		38	9,327
Fund shares redeemed	4,184		–	16,065
Investment securities purchased	–		2,454	502,363
Options and swaptions contracts written (premiums received $0, $0 and $62,267)	–		–	90,679
OTC swap agreements--at value (premiums received $0, $97 and $474)	–		82	332
Variation margin on financial derivative instruments	–		2	15
Total Liabilities	7,508		2,635	630,316
Net Assets Applicable to Outstanding Shares	$6,021,288		$26,041	$11,579,191
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,682,708		$25,222	$11,628,179
Accumulated undistributed (overdistributed) net investment income (loss)	37,588		(2)	4,353
Accumulated undistributed (overdistributed) net realized gain (loss)	170,191		220	(222,312)
Net unrealized appreciation (depreciation) of investments	2,130,801		576	175,389
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		25	(6,418)
Total Net Assets	$6,021,288		$26,041	$11,579,191
Capital Stock (par value: $.01 per share):
Shares authorized	1,800,000		300,000	1,950,000
Net Asset Value Per Share:
Class A: Net Assets	$934,781		$315	$1,958,831
Shares Issued and Outstanding	32,124		31	140,897
Net Asset Value per share	$29.10		$10.31	$13.90
Maximum Offering Price	$30.79		$10.71	$14.44
Class C: Net Assets	$193,509		N/A	$2,315,102
Shares Issued and Outstanding	6,814			167,542
Net Asset Value per share	$28.40	(a)		$13.82 (a)
Class P: Net Assets	$168,836		$103	$3,300,744
Shares Issued and Outstanding	5,800		10	238,693
Net Asset Value per share	$29.11		$10.32	$13.83
Institutional: Net Assets	$4,511,258		$25,623	$4,004,514
Shares Issued and Outstanding	154,825		2,482	289,278
Net Asset Value per share	$29.14		$10.33	$13.84
R-1: Net Assets	$2,385		N/A	N/A
Shares Issued and Outstanding	82
Net Asset Value per share	$28.99
R-2: Net Assets	$4,597		N/A	N/A
Shares Issued and Outstanding	158
Net Asset Value per share	$29.09
R-3: Net Assets	$53,511		N/A	N/A
Shares Issued and Outstanding	1,845
Net Asset Value per share	$29.01
R-4: Net Assets	$43,153		N/A	N/A
Shares Issued and Outstanding	1,485
Net Asset Value per share	$29.06
R-5: Net Assets	$109,258		N/A	N/A
Shares Issued and Outstanding	3,754
Net Asset Value per share	$29.10

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

Global Real Estate			Government & High
Amounts in thousands, except per share amounts	Securities Fund		Quality Bond Fund	High Yield Fund
Investment in securities--at cost	$1,548,918		$1,592,247	$3,526,670
Foreign currency--at cost	$–		$–	$49
Assets
Investment in securities--at value	$1,625,808		$1,550,875	$3,572,703
Foreign currency--at value	–		–	50
Cash	7		–	348
Receivables:
Dividends and interest	4,969		8,217	54,124
Expense reimbursement from Manager	1		8	28
Expense reimbursement from Distributor	–		27	–
Fund shares sold	3,199		5,110	22,497
Investment securities sold	7,269		20,177	11,363
Other assets	–		19	–
Total Assets	1,641,253		1,584,433	3,661,113
Liabilities
Accrued management and investment advisory fees	1,189		635	1,485
Accrued administrative service fees	–		4	–
Accrued distribution fees	60		128	489
Accrued service fees	–		14	–
Accrued transfer agent fees	274		177	998
Accrued directors' expenses	10		4	5
Accrued professional fees	20		14	13
Accrued other expenses	99		44	161
Cash overdraft	–		121	–
Payables:
Dividends payable	–		4,863	14,181
Foreign currency contracts	–		–	498
Fund shares redeemed	1,384		1,646	5,934
Investment securities purchased	7,232		32,096	40,320
Total Liabilities	10,268		39,746	64,084
Net Assets Applicable to Outstanding Shares	$1,630,985		$1,544,687	$3,597,029
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,469,865		$1,611,275	$3,687,558
Accumulated undistributed (overdistributed) net investment income (loss)	(35,214)		(9,275)	(11,907)
Accumulated undistributed (overdistributed) net realized gain (loss)	119,425		(15,941)	(124,174)
Net unrealized appreciation (depreciation) of investments	76,890		(41,372)	46,033
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	19		–	(481)
Total Net Assets	$1,630,985		$1,544,687	$3,597,029
Capital Stock (par value: $.01 per share):
Shares authorized	1,125,000		1,275,000	1,900,000
Net Asset Value Per Share:
Class A: Net Assets	$130,949		$286,992	$921,571
Shares Issued and Outstanding	15,559		27,285	123,403
Net Asset Value per share	$8.42		$10.52	$7.47
Maximum Offering Price	$8.91		$10.76	$7.76
Class C: Net Assets	$39,649		$54,275	$367,412
Shares Issued and Outstanding	4,863		5,162	48,708
Net Asset Value per share	$8.15	(a)	$10.51 (a)	$7.54 (a)
Class J: Net Assets	N/A		$123,983	N/A
Shares Issued and Outstanding			11,761
Net Asset Value per share			$10.54 (a)
Class P: Net Assets	$280,340		$15,108	$619,499
Shares Issued and Outstanding	31,168		1,430	82,932
Net Asset Value per share	$8.99		$10.57	$7.47
Institutional: Net Assets	$1,178,342		$997,109	$1,688,536
Shares Issued and Outstanding	130,862		94,674	227,587
Net Asset Value per share	$9.00		$10.53	$7.42
R-1: Net Assets	N/A		$2,456	N/A
Shares Issued and Outstanding			233
Net Asset Value per share			$10.54
R-2: Net Assets	N/A		$14,219	N/A
Shares Issued and Outstanding			1,349
Net Asset Value per share			$10.54
R-3: Net Assets	$182		$13,190	N/A
Shares Issued and Outstanding	20		1,252
Net Asset Value per share	$8.99		$10.54
R-4: Net Assets	$29		$15,079	N/A
Shares Issued and Outstanding	3		1,430
Net Asset Value per share	$9.00		$10.54
R-5: Net Assets	$11		$22,276	N/A
Shares Issued and Outstanding	1		2,112
Net Asset Value per share	$9.01		$10.55
R-6: Net Assets	$1,483		N/A	$11
Shares Issued and Outstanding	165			1
Net Asset Value per share	$9.00			$7.42

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

				Inflation
Amounts in thousands, except per share amounts	High Yield Fund I	Income Fund		Protection Fund
Investment in securities--at cost	$1,063,973	$3,180,188		$1,562,455
Foreign currency--at cost	$–	$–		$73,649
Assets
Investment in securities--at value	$1,082,076	$3,257,567		$1,569,437
Foreign currency--at value	–	–		73,733
Cash	2,125	803		–
Deposits with counterparty	–	–		6,624
Receivables:
Dividends and interest	16,431	26,809		1,660
Expense reimbursement from Manager	3	1		3
Expense reimbursement from Distributor	–	2		–
Foreign currency contracts	–	–		3,205
Fund shares sold	4,554	8,966		161
Investment securities sold	11,700	–		13,226
OTC swap agreements--at value (premiums paid $0, $0 and $123)	–	–		1,546
Variation margin on financial derivative instruments	–	–		323
Total Assets	1,116,889	3,294,148		1,669,918
Liabilities
Accrued management and investment advisory fees	569	1,277		488
Accrued administrative service fees	–	8		1
Accrued distribution fees	1	132		9
Accrued service fees	–	27		3
Accrued transfer agent fees	16	156		17
Accrued directors' expenses	2	10		6
Accrued professional fees	18	16		14
Accrued other expenses	15	39		21
Cash overdraft	–	–		493
Payables:
Dividends payable	4,439	8,196		–
Foreign currency contracts	–	–		3,711
Fund shares redeemed	757	2,127		1,458
Investment securities purchased	13,464	16,877		85,101
Options and swaptions contracts written (premiums received $0, $0 and $3,186)	–	–		1,847
OTC swap agreements--at value (premiums received $0, $0 and $147)	–	–		865
Variation margin on financial derivative instruments	–	–		1,175
Total Liabilities	19,281	28,865		95,209
Net Assets Applicable to Outstanding Shares	$1,097,608	$3,265,283		$1,574,709
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,129,277	$3,277,157		$1,591,408
Accumulated undistributed (overdistributed) net investment income (loss)	99	(20,497)		9,243
Accumulated undistributed (overdistributed) net realized gain (loss)	(49,871)	(68,756)		(32,631)
Net unrealized appreciation (depreciation) of investments	18,103	77,379		7,096
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–		(407)
Total Net Assets	$1,097,608	$3,265,283		$1,574,709
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	1,225,000		1,000,000
Net Asset Value Per Share:
Class A: Net Assets	$5,851	$253,397		$13,079
Shares Issued and Outstanding	587	26,608		1,539
Net Asset Value per share	$9.97	$9.52		$8.50
Maximum Offering Price	$10.36	$9.74		$8.83
Class C: Net Assets	N/A	$64,325		$4,009
Shares Issued and Outstanding		6,715		494
Net Asset Value per share		$9.58	(a)	$8.12	(a)
Class J: Net Assets	N/A	$96,219		$7,967
Shares Issued and Outstanding		10,079		959
Net Asset Value per share		$9.55	(a)	$8.31	(a)
Class P: Net Assets	N/A	$31,534		N/A
Shares Issued and Outstanding		3,303
Net Asset Value per share		$9.55
Institutional: Net Assets	$1,091,757	$2,681,318		$1,536,168
Shares Issued and Outstanding	109,479	280,741		178,459
Net Asset Value per share	$9.97	$9.55		$8.61
R-1: Net Assets	N/A	$20,188		$1,064
Shares Issued and Outstanding		2,113		130
Net Asset Value per share		$9.55		$8.17
R-2: Net Assets	N/A	$2,711		$556
Shares Issued and Outstanding		283		68
Net Asset Value per share		$9.56		$8.22
R-3: Net Assets	N/A	$30,252		$5,868
Shares Issued and Outstanding		3,162		705
Net Asset Value per share		$9.57		$8.32
R-4: Net Assets	N/A	$29,053		$2,427
Shares Issued and Outstanding		3,039		289
Net Asset Value per share		$9.56		$8.41
R-5: Net Assets	N/A	$49,265		$3,571
Shares Issued and Outstanding		5,161		421
Net Asset Value per share		$9.55		$8.48
R-6: Net Assets	N/A	$7,021		N/A
Shares Issued and Outstanding		736
Net Asset Value per share		$9.54

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2017 (unaudited)

		International
		Emerging			LargeCap
Amounts in thousands, except per share amounts		Markets Fund		International Fund I	Growth Fund
Investment in securities--at cost		$698,953		$319,942	$1,392,993
Foreign currency--at cost		$4,187		$11	$–
Assets
Investment in securities--at value		$835,213		$388,137	$1,670,133
Foreign currency--at value		4,132		11	–
Deposits with counterparty		–		551	–
Receivables:
Dividends and interest		763		1,989	767
Expense reimbursement from Manager		29		4	–
Expense reimbursement from Distributor		3		–	2
Foreign tax refund		1,296		–	–
Fund shares sold		339		49	102
Investment securities sold		32,969		–	92,993
Other assets		–		–	12
	Total Assets	874,744		390,741	1,764,009
Liabilities
Accrued management and investment advisory fees		809		279	884
Accrued administrative service fees		2		1	2
Accrued distribution fees		44		4	93
Accrued service fees		9		4	16
Accrued transfer agent fees		154		28	408
Accrued directors' expenses		4		2	7
Accrued professional fees		3		23	11
Accrued other expenses		169		3	31
Payables:
Deferred foreign tax		1,283		–	–
Fund shares redeemed		779		240	1,611
Investment securities purchased		32,601		–	75,641
Variation margin on financial derivative instruments		–		20	–
	Total Liabilities	35,857		604	78,704
Net Assets Applicable to Outstanding Shares		$838,887		$390,137	$1,685,305
Net Assets Consist of:
Capital shares and additional paid-in-capital		$887,288		$625,015	$1,215,521
Accumulated undistributed (overdistributed) net investment income (loss)		(898)		721	(658)
Accumulated undistributed (overdistributed) net realized gain (loss)		(183,796)		(303,925)	193,302
Net unrealized appreciation (depreciation) of investments		136,273		68,395	277,140
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		20		(69)	–
	Total Net Assets	$838,887		$390,137	$1,685,305
Capital Stock (par value: $.01 per share):
Shares authorized		1,000,000		900,000	1,335,000
Net Asset Value Per Share:
Class A: Net Assets		$88,430		$4,731	$342,121
Shares Issued and Outstanding		3,596		334	37,473
Net Asset Value per share		$24.59		$14.16	$9.13
Maximum Offering Price		$26.02		$14.98	$9.66
Class C: Net Assets		$10,552		N/A	$14,572
Shares Issued and Outstanding		450			1,805
Net Asset Value per share		$23.46	(a)		$8.07	(a)
Class J: Net Assets		$107,057		N/A	$62,417
Shares Issued and Outstanding		4,520			7,326
Net Asset Value per share		$23.69	(a)		$8.52	(a)
Class P: Net Assets		$1,711		$47,613	$9,105
Shares Issued and Outstanding		70		3,353	955
Net Asset Value per share		$24.35		$14.20	$9.53
Institutional: Net Assets		$587,688		$318,868	$1,179,205
Shares Issued and Outstanding		24,139		22,407	122,910
Net Asset Value per share		$24.35		$14.23	$9.59
R-1: Net Assets		$2,582		$2,567	$3,963
Shares Issued and Outstanding		106		181	459
Net Asset Value per share		$24.29		$14.20	$8.63
R-2: Net Assets		$3,536		$3,106	$1,810
Shares Issued and Outstanding		146		218	205
Net Asset Value per share		$24.14		$14.23	$8.83
R-3: Net Assets		$10,073		$5,294	$11,888
Shares Issued and Outstanding		415		373	1,208
Net Asset Value per share		$24.29		$14.21	$9.84
R-4: Net Assets		$10,209		$3,258	$8,712
Shares Issued and Outstanding		419		229	888
Net Asset Value per share		$24.39		$14.23	$9.81
R-5: Net Assets		$17,038		$4,689	$51,512
Shares Issued and Outstanding		698		330	5,318
Net Asset Value per share		$24.41		$14.20	$9.69
R-6: Net Assets		$11		$11	N/A
Shares Issued and Outstanding		1		1
Net Asset Value per share		$24.34		$14.22

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2017 (unaudited)

						LargeCap
		LargeCap		LargeCap		S&P 500 Index
Amounts in thousands, except per share amounts		Growth Fund I		Growth Fund II		Fund
Investment in securities--at cost		$5,437,581		$484,011		$3,220,935
Assets
Investment in securities--at value		$7,412,121		$569,331		$5,352,999
Cash		–		–		46
Deposits with counterparty		10,506		1,000		–
Receivables:
Dividends and interest		1,720		353		5,132
Expense reimbursement from Manager		97		21		1
Expense reimbursement from Distributor		3		1		15
Foreign currency contracts		–		1		–
Fund shares sold		909		358		2,315
Investment securities sold		57,797		1,254		–
Variation margin on financial derivative instruments		–		–		88
Other assets		1		–		3
	Total Assets	7,483,154		572,319		5,360,599
Liabilities
Accrued management and investment advisory fees		3,580		411		649
Accrued administrative service fees		15		1		31
Accrued distribution fees		55		6		231
Accrued service fees		102		3		182
Accrued transfer agent fees		357		9		273
Accrued directors' expenses		14		3		12
Accrued professional fees		9		8		12
Accrued other expenses		90		3		51
Payables:
Foreign currency contracts		–		3		–
Fund shares redeemed		3,340		34		5,642
Investment securities purchased		84,019		1,575		–
Variation margin on financial derivative instruments		536		55		233
	Total Liabilities	92,117		2,111		7,316
Net Assets Applicable to Outstanding Shares		$7,391,037		$570,208		$5,353,283
Net Assets Consist of:
Capital shares and additional paid-in-capital		$4,981,039		$471,572		$3,110,441
Accumulated undistributed (overdistributed) net investment income (loss)		3,717		503		21,644
Accumulated undistributed (overdistributed) net realized gain (loss)		429,615		12,659		89,017
Net unrealized appreciation (depreciation) of investments		1,976,666		85,477		2,132,181
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		–		(3)		–
	Total Net Assets	$7,391,037		$570,208		$5,353,283
Capital Stock (par value: $.01 per share):
Shares authorized		1,170,000		540,000		950,000
Net Asset Value Per Share:
Class A: Net Assets		$24,823		N/A		$337,222
Shares Issued and Outstanding		1,934				20,434
Net Asset Value per share		$12.84				$16.50
Maximum Offering Price		$13.59				$16.75
Class C: Net Assets		N/A		N/A		$52,611
Shares Issued and Outstanding						3,252
Net Asset Value per share						$16.18	(a)
Class J: Net Assets		$122,497		$36,354		$605,996
Shares Issued and Outstanding		11,070		5,093		37,066
Net Asset Value per share		$11.07	(a)	$7.14	(a)	$16.35	(a)
Class P: Net Assets		$1,423		N/A		N/A
Shares Issued and Outstanding		109
Net Asset Value per share		$13.09
Institutional: Net Assets		$6,723,249		$519,777		$3,466,876
Shares Issued and Outstanding		511,765		60,032		210,196
Net Asset Value per share		$13.14		$8.66		$16.49
R-1: Net Assets		$7,038		$944		$20,194
Shares Issued and Outstanding		609		119		1,228
Net Asset Value per share		$11.55		$7.91		$16.44
R-2: Net Assets		$11,399		$1,574		$33,241
Shares Issued and Outstanding		1,010		210		2,007
Net Asset Value per share		$11.29		$7.51		$16.56
R-3: Net Assets		$121,912		$3,815		$213,381
Shares Issued and Outstanding		10,054		487		12,918
Net Asset Value per share		$12.13		$7.83		$16.52
R-4: Net Assets		$82,022		$1,376		$201,243
Shares Issued and Outstanding		6,667		168		12,152
Net Asset Value per share		$12.30		$8.19		$16.56
R-5: Net Assets		$288,831		$6,368		$422,519
Shares Issued and Outstanding		22,730		766		25,305
Net Asset Value per share		$12.71		$8.31		$16.70
R-6: Net Assets		$7,843		N/A		N/A
Shares Issued and Outstanding		597
Net Asset Value per share		$13.13

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

	LargeCap		LargeCap
Amounts in thousands, except per share amounts	Value Fund		Value Fund III		MidCap Fund
Investment in securities--at cost	$1,888,651		$1,620,333		$9,444,909
Investments in affiliated securities--at cost	$–		$–		$273,932
Assets
Investment in securities--at value	$2,126,088		$1,833,671		$13,242,263
Investment in affiliated securities--at value	–		–		256,232
Cash	–		7		69
Deposits with counterparty	–		3,800		–
Receivables:
Dividends and interest	2,184		2,815		4,018
Expense reimbursement from Manager	3		18		1
Expense reimbursement from Distributor	2		2		7
Fund shares sold	127		181		35,835
Investment securities sold	–		33,252		8,246
Other assets	28		–		6
Prepaid expenses	–		–		184
Total Assets	2,128,432		1,873,746		13,546,861
Liabilities
Accrued management and investment advisory fees	731		1,166		6,363
Accrued administrative service fees	1		2		35
Accrued distribution fees	54		14		756
Accrued service fees	3		7		141
Accrued transfer agent fees	157		22		1,793
Accrued directors' expenses	5		3		20
Accrued professional fees	10		11		12
Accrued other expenses	24		17		–
Payables:
Fund shares redeemed	1,052		1,380		21,378
Investment securities purchased	–		29,791		25,701
Variation margin on financial derivative instruments	–		208		–
Total Liabilities	2,037		32,621		56,199
Net Assets Applicable to Outstanding Shares	$2,126,395		$1,841,125		$13,490,662
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,807,436		$1,556,305		$9,463,694
Accumulated undistributed (overdistributed) net investment income (loss)	8,423		7,612		792
Accumulated undistributed (overdistributed) net realized gain (loss)	73,099		62,991		246,522
Net unrealized appreciation (depreciation) of investments	237,437		214,217		3,779,654
Total Net Assets	$2,126,395		$1,841,125		$13,490,662
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		520,000		1,975,000
Net Asset Value Per Share:
Class A: Net Assets	$190,424		N/A		$2,008,570
Shares Issued and Outstanding	15,466				82,601
Net Asset Value per share	$12.31				$24.32
Maximum Offering Price	$13.03				$25.74
Class C: Net Assets	$7,019		N/A		$307,768
Shares Issued and Outstanding	585				13,777
Net Asset Value per share	$12.00	(a)			$22.34	(a)
Class J: Net Assets	$65,083		$74,165		$285,012
Shares Issued and Outstanding	5,391		4,659		12,170
Net Asset Value per share	$12.07	(a)	$15.92	(a)	$23.42	(a)
Class P: Net Assets	$341		N/A		$3,971,212
Shares Issued and Outstanding	28				160,820
Net Asset Value per share	$12.27				$24.69
Institutional: Net Assets	$1,849,728		$1,733,606		$6,217,762
Shares Issued and Outstanding	150,572		107,565		251,082
Net Asset Value per share	$12.28		$16.12		$24.76
R-1: Net Assets	$1,344		$4,298		$76,216
Shares Issued and Outstanding	110		267		3,339
Net Asset Value per share	$12.20		$16.08		$22.83
R-2: Net Assets	$2,182		$2,984		$28,485
Shares Issued and Outstanding	178		185		1,231
Net Asset Value per share	$12.24		$16.13		$23.14
R-3: Net Assets	$3,922		$11,896		$125,579
Shares Issued and Outstanding	322		710		5,259
Net Asset Value per share	$12.19		$16.75		$23.88
R-4: Net Assets	$1,836		$5,239		$135,110
Shares Issued and Outstanding	151		325		5,472
Net Asset Value per share	$12.18		$16.11		$24.69
R-5: Net Assets	$4,516		$8,937		$332,551
Shares Issued and Outstanding	367		551		13,572
Net Asset Value per share	$12.31		$16.23		$24.50
R-6: Net Assets	N/A		N/A		$2,397
Shares Issued and Outstanding					97
Net Asset Value per share					$24.74

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2017 (unaudited)

		MidCap		MidCap		MidCap S&P 400
Amounts in thousands, except per share amounts		Growth Fund		Growth Fund III		Index Fund
Investment in securities--at cost		$122,094		$958,302		$1,108,966
Assets
Investment in securities--at value		$146,636		$1,093,563		$1,421,252
Deposits with counterparty		–		2,800		1,101
Receivables:
Dividends and interest		26		365		672
Expense reimbursement from Manager		1		28		2
Expense reimbursement from Distributor		2		1		3
Fund shares sold		108		611		1,357
Investment securities sold		4,006		5,665		1,220
Prepaid expenses		–		–		1
	Total Assets	150,779		1,103,033		1,425,608
Liabilities
Accrued management and investment advisory fees		76		863		166
Accrued administrative service fees		2		1		17
Accrued distribution fees		11		7		57
Accrued service fees		8		5		96
Accrued transfer agent fees		25		11		55
Accrued directors' expenses		1		3		2
Accrued professional fees		8		9		8
Accrued other expenses		9		11		–
Payables:
Fund shares redeemed		1,071		262		2,354
Investment securities purchased		4,923		9,383		42,642
Variation margin on financial derivative instruments		–		662		273
	Total Liabilities	6,134		11,217		45,670
Net Assets Applicable to Outstanding Shares		$144,645		$1,091,816		$1,379,938
Net Assets Consist of:
Capital shares and additional paid-in-capital		$120,304		$879,946		$1,012,663
Accumulated undistributed (overdistributed) net investment income (loss)		(1,009)		(2,627)		2,315
Accumulated undistributed (overdistributed) net realized gain (loss)		808		78,479		52,729
Net unrealized appreciation (depreciation) of investments		24,542		136,018		312,231
	Total Net Assets	$144,645		$1,091,816		$1,379,938
Capital Stock (par value: $. 01 per share):
Shares authorized		325,000		625,000		525,000
Net Asset Value Per Share:
Class J: Net Assets		$56,939		$33,640		$128,778
Shares Issued and Outstanding		9,042		3,626		6,370
Net Asset Value per share		$6.30	(a)	$9.28	(a)	$20.22	(a)
Institutional: Net Assets		$47,046		$1,034,755		$767,563
Shares Issued and Outstanding		5,975		93,578		37,013
Net Asset Value per share		$7.87		$11.06		$20.74
R-1: Net Assets		$1,241		$2,016		$13,898
Shares Issued and Outstanding		189		215		676
Net Asset Value per share		$6.57		$9.38		$20.54
R-2: Net Assets		$3,837		$2,308		$24,661
Shares Issued and Outstanding		545		237		1,166
Net Asset Value per share		$7.04		$9.74		$21.14
R-3: Net Assets		$9,856		$5,380		$121,451
Shares Issued and Outstanding		1,320		513		5,765
Net Asset Value per share		$7.46		$10.48		$21.07
R-4: Net Assets		$6,406		$5,091		$92,549
Shares Issued and Outstanding		816		474		4,380
Net Asset Value per share		$7.85		$10.74		$21.13
R-5: Net Assets		$19,320		$8,626		$231,009
Shares Issued and Outstanding		2,377		773		10,851
Net Asset Value per share		$8.13		$11.15		$21.29
R-6: Net Assets		N/A		N/A		$29
Shares Issued and Outstanding						1
Net Asset Value per share						$20.72

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

	MidCap		MidCap		Money
Amounts in thousands, except per share amounts	Value Fund I		Value Fund III		Market Fund
Investment in securities--at cost	$1,030,155		$1,195,753		$727,736
Assets
Investment in securities--at value	$1,146,549		$1,385,929		$727,736
Cash	5		59		14
Deposits with counterparty	4,301		2,600		–
Receivables:
Dividends and interest	539		830		198
Expense reimbursement from Manager	114		18		1
Expense reimbursement from Distributor	2		3		46
Fund shares sold	64		278		1,459
Investment securities sold	3,420		3,482		–
Other assets	–		–		26
Total Assets	1,154,994		1,393,199		729,480
Liabilities
Accrued management and investment advisory fees	936		710		237
Accrued administrative service fees	4		2		–
Accrued distribution fees	17		23		46
Accrued service fees	19		15		–
Accrued transfer agent fees	62		91		217
Accrued directors' expenses	4		2		4
Accrued professional fees	10		4		14
Accrued other expenses	23		5		17
Payables:
Dividends payable	–		–		360
Fund shares redeemed	563		886		3,259
Investment securities purchased	2,072		13,779		3,350
Variation margin on financial derivative instruments	288		583		–
Total Liabilities	3,998		16,100		7,504
Net Assets Applicable to Outstanding Shares	$1,150,996		$1,377,099		$721,976
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,016,490		$1,129,746		$724,920
Accumulated undistributed (overdistributed) net investment income (loss)	714		3,367		–
Accumulated undistributed (overdistributed) net realized gain (loss)	17,000		53,393		(2,944)
Net unrealized appreciation (depreciation) of investments	116,792		190,593		–
Total Net Assets	$1,150,996		$1,377,099		$721,976
Capital Stock (par value: $. 01 per share):
Shares authorized	525,000		550,000		8,400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$21,788		$448,981
Shares Issued and Outstanding			1,054		448,815
Net Asset Value per share			$20.68		$1.00
Maximum Offering Price			$21.88		$1.00
Class C: Net Assets	N/A		N/A		$16,637
Shares Issued and Outstanding					16,632
Net Asset Value per share					$1.00	(a)
Class J: Net Assets	$73,131		$105,321		$256,294
Shares Issued and Outstanding	5,041		5,358		256,200
Net Asset Value per share	$14.51	(a)	$19.66	(a)	$1.00	(a)
Class P: Net Assets	N/A		$1,297		N/A
Shares Issued and Outstanding			62
Net Asset Value per share			$20.80
Institutional: Net Assets	$987,633		$1,179,519		$64
Shares Issued and Outstanding	67,417		56,535		64
Net Asset Value per share	$14.65		$20.86		$1.00
R-1: Net Assets	$4,136		$955		N/A
Shares Issued and Outstanding	293		48
Net Asset Value per share	$14.10		$19.78
R-2: Net Assets	$5,658		$2,376		N/A
Shares Issued and Outstanding	398		119
Net Asset Value per share	$14.22		$19.91
R-3: Net Assets	$19,272		$13,749		N/A
Shares Issued and Outstanding	1,334		696
Net Asset Value per share	$14.45		$19.75
R-4: Net Assets	$18,983		$23,501		N/A
Shares Issued and Outstanding	1,311		1,201
Net Asset Value per share	$14.48		$19.56
R-5: Net Assets	$42,183		$28,031		N/A
Shares Issued and Outstanding	2,899		1,419
Net Asset Value per share	$14.55		$19.75
R-6: Net Assets	N/A		$562		N/A
Shares Issued and Outstanding			27
Net Asset Value per share			$20.96

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2017 (unaudited)

			Principal Capital		Principal LifeTime
Amounts in thousands, except per share amounts		Overseas Fund	Appreciation Fund		2010	Fund
Investment in securities--at cost		$2,819,735	$1,380,120		$–
Investment in affiliated Funds--at cost		$–	$–		$993,989
Foreign currency--at cost		$1,963	$–		$–
Assets
Investment in securities--at value		$3,027,359	$2,488,740		$–
Investment in affiliated Funds--at value		–	–		1,094,042
Foreign currency--at value		1,942	–		–
Deposits with counterparty		6,203	–		–
Receivables:
Dividends and interest		21,246	1,895		719
Expense reimbursement from Manager		99	–		–
Expense reimbursement from Distributor		–	–		6
Fund shares sold		211	703		26
Investment securities sold		15,413	8,523		3,391
Other assets		–	5		–
	Total Assets	3,072,473	2,499,866		1,098,184
Liabilities
Accrued management and investment advisory fees		2,619	919		–
Accrued administrative service fees		–	4		7
Accrued distribution fees		–	243		52
Accrued service fees		–	22		29
Accrued transfer agent fees		24	351		40
Accrued directors' expenses		8	7		5
Accrued professional fees		31	10		89
Accrued other expenses		105	29		7
Cash overdraft		45	–		–
Payables:
Fund shares redeemed		1,907	1,996		3,417
Investment securities purchased		12,888	–		719
Variation margin on financial derivative instruments		242	–		–
	Total Liabilities	17,869	3,581		4,365
Net Assets Applicable to Outstanding Shares		$3,054,604	$2,496,285		$1,093,819
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,886,985	$1,250,909		$976,895
Accumulated undistributed (overdistributed) net investment income (loss)		19,927	7,510		4,411
Accumulated undistributed (overdistributed) net realized gain (loss)		(62,483)	129,246		12,460
Net unrealized appreciation (depreciation) of investments		210,402	1,108,620		100,053
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		(227)	–		–
	Total Net Assets	$3,054,604	$2,496,285		$1,093,819
Capital Stock (par value: $.01 per share):
Shares authorized		600,000	1,000,000		650,000
Net Asset Value Per Share:
Class A: Net Assets		N/A	$940,873		$34,075
Shares Issued and Outstanding			15,966		2,539
Net Asset Value per share			$58.93		$13.42
Maximum Offering Price			$62.36		$13.94
Class C: Net Assets		N/A	$52,144		N/A
Shares Issued and Outstanding			1,114
Net Asset Value per share			$46.82	(a)
Class J: Net Assets		N/A	N/A		$244,038
Shares Issued and Outstanding					18,356
Net Asset Value per share					$13.29	(a)
Class P: Net Assets		N/A	$25,362		N/A
Shares Issued and Outstanding			425
Net Asset Value per share			$59.71
Institutional: Net Assets		$3,052,896	$1,368,544		$673,106
Shares Issued and Outstanding		293,228	22,841		50,459
Net Asset Value per share		$10.41	$59.92		$13.34
R-1: Net Assets		$31	$3,000		$6,747
Shares Issued and Outstanding		3	51		507
Net Asset Value per share		$10.32	$58.92		$13.31
R-2: Net Assets		$13	$3,655		$7,478
Shares Issued and Outstanding		1	62		562
Net Asset Value per share		$10.37	$58.99		$13.31
R-3: Net Assets		$470	$27,864		$44,811
Shares Issued and Outstanding		45	473		3,384
Net Asset Value per share		$10.34	$58.92		$13.24
R-4: Net Assets		$600	$19,809		$27,375
Shares Issued and Outstanding		58	333		2,063
Net Asset Value per share		$10.37	$59.40		$13.27
R-5: Net Assets		$594	$55,034		$56,189
Shares Issued and Outstanding		57	924		4,227
Net Asset Value per share		$10.37	$59.56		$13.29

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

Principal LifeTime			Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2015	Fund	2020	Fund	2025	Fund
Investment in affiliated Funds--at cost	$601,276		$5,073,882		$1,549,691
Assets
Investment in affiliated Funds--at value	$709,547		$5,707,632		$1,775,856
Receivables:
Dividends and interest	399		2,615		630
Expense reimbursement from Manager	–		1		–
Expense reimbursement from Distributor	–		23		–
Fund shares sold	197		518		441
Investment securities sold	145		10,889		203
Prepaid expenses	10		–		15
Total Assets	710,298		5,721,678		1,777,145
Liabilities
Accrued administrative service fees	8		36		20
Accrued distribution fees	21		221		52
Accrued service fees	39		162		90
Accrued transfer agent fees	2		157		5
Accrued directors' expenses	3		14		3
Accrued professional fees	7		94		8
Accrued other expenses	–		3		–
Payables:
Fund shares redeemed	342		11,404		643
Investment securities purchased	398		2,615		630
Total Liabilities	820		14,706		1,451
Net Assets Applicable to Outstanding Shares	$709,478		$5,706,972		$1,775,694
Net Assets Consist of:
Capital shares and additional paid-in-capital	$579,236		$4,973,664		$1,523,709
Accumulated undistributed (overdistributed) net investment income (loss)	2,443		16,513		3,940
Accumulated undistributed (overdistributed) net realized gain (loss)	19,528		83,045		21,880
Net unrealized appreciation (depreciation) of investments	108,271		633,750		226,165
Total Net Assets	$709,478		$5,706,972		$1,775,694
Capital Stock (par value: $. 01 per share):
Shares authorized	400,000		1,125,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$122,222		N/A
Shares Issued and Outstanding			8,792
Net Asset Value per share			$13.90
Maximum Offering Price			$14.71
Class J: Net Assets	N/A		$931,697		N/A
Shares Issued and Outstanding			67,766
Net Asset Value per share			$13.75	(a)
Institutional: Net Assets	$526,072		$3,859,576		$1,328,342
Shares Issued and Outstanding	50,556		279,362		121,338
Net Asset Value per share	$10.41		$13.82		$10.95
R-1: Net Assets	$7,381		$36,313		$14,529
Shares Issued and Outstanding	726		2,645		1,355
Net Asset Value per share	$10.17		$13.73		$10.72
R-2: Net Assets	$6,965		$46,823		$18,180
Shares Issued and Outstanding	681		3,416		1,691
Net Asset Value per share	$10.23		$13.71		$10.75
R-3: Net Assets	$68,558		$226,212		$172,487
Shares Issued and Outstanding	6,726		16,526		16,049
Net Asset Value per share	$10.19		$13.69		$10.75
R-4: Net Assets	$42,608		$175,564		$103,321
Shares Issued and Outstanding	4,153		12,803		9,532
Net Asset Value per share	$10.26		$13.71		$10.84
R-5: Net Assets	$57,894		$308,565		$138,835
Shares Issued and Outstanding	5,632		22,440		12,761
Net Asset Value per share	$10.28		$13.75		$10.88

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

Principal LifeTime			Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2030	Fund	2035	Fund	2040	Fund
Investment in affiliated Funds--at cost	$5,815,557		$1,166,362		$3,822,582
Assets
Investment in affiliated Funds--at value	$6,666,221		$1,365,839		$4,503,038
Receivables:
Dividends and interest	1,816		544		1,424
Expense reimbursement from Manager	1		–		3
Expense reimbursement from Distributor	28		–		17
Fund shares sold	1,866		462		1,063
Investment securities sold	6,459		314		3,149
Prepaid expenses	–		17		–
Total Assets	6,676,391		1,367,176		4,508,694
Liabilities
Accrued administrative service fees	36		14		24
Accrued distribution fees	249		37		158
Accrued service fees	167		66		112
Accrued transfer agent fees	197		6		145
Accrued directors' expenses	20		3		13
Accrued professional fees	95		7		92
Accrued other expenses	1		–		4
Payables:
Fund shares redeemed	8,295		775		4,223
Investment securities purchased	1,815		544		1,424
Total Liabilities	10,875		1,452		6,195
Net Assets Applicable to Outstanding Shares	$6,665,516		$1,365,724		$4,502,499
Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,710,489		$1,135,721		$3,711,526
Accumulated undistributed (overdistributed) net investment income (loss)	11,352		1,949		5,333
Accumulated undistributed (overdistributed) net realized gain (loss)	93,011		28,577		105,184
Net unrealized appreciation (depreciation) of investments	850,664		199,477		680,456
Total Net Assets	$6,665,516		$1,365,724		$4,502,499
Capital Stock (par value: $. 01 per share):
Shares authorized	1,225,000		400,000		1,050,000
Net Asset Value Per Share:
Class A: Net Assets	$126,306		N/A		$92,192
Shares Issued and Outstanding	8,954				6,326
Net Asset Value per share	$14.11				$14.57
Maximum Offering Price	$14.93				$15.42
Class J: Net Assets	$1,143,091		N/A		$685,857
Shares Issued and Outstanding	81,463				46,626
Net Asset Value per share	$14.03	(a)			$14.71	(a)
Institutional: Net Assets	$4,573,172		$1,041,554		$3,172,520
Shares Issued and Outstanding	325,059		89,839		214,023
Net Asset Value per share	$14.07		$11.59		$14.82
R-1: Net Assets	$34,558		$12,120		$24,110
Shares Issued and Outstanding	2,474		1,064		1,641
Net Asset Value per share	$13.97		$11.39		$14.69
R-2: Net Assets	$49,636		$15,028		$34,904
Shares Issued and Outstanding	3,545		1,320		2,376
Net Asset Value per share	$14.00		$11.38		$14.69
R-3: Net Assets	$227,797		$111,899		$148,805
Shares Issued and Outstanding	16,262		9,791		10,160
Net Asset Value per share	$14.01		$11.43		$14.65
R-4: Net Assets	$189,937		$81,164		$129,944
Shares Issued and Outstanding	13,136		7,058		8,860
Net Asset Value per share	$14.46		$11.50		$14.67
R-5: Net Assets	$321,019		$103,959		$214,167
Shares Issued and Outstanding	22,840		9,009		14,511
Net Asset Value per share	$14.06		$11.54		$14.76

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

Principal LifeTime			Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2045	Fund	2050	Fund	2055	Fund
Investment in affiliated Funds--at cost	$786,986		$2,106,923		$312,951
Assets
Investment in affiliated Funds--at value	$908,863		$2,465,851		$345,707
Receivables:
Dividends and interest	208		474		52
Expense reimbursement from Manager	–		5		–
Expense reimbursement from Distributor	–		5		–
Fund shares sold	498		1,328		493
Prepaid expenses	13		1		12
Total Assets	909,582		2,467,664		346,264
Liabilities
Accrued administrative service fees	9		15		3
Accrued distribution fees	24		73		9
Accrued service fees	42		60		15
Accrued transfer agent fees	4		109		1
Accrued directors' expenses	2		8		1
Accrued professional fees	7		91		6
Payables:
Fund shares redeemed	247		457		1
Investment securities purchased	459		1,341		544
Total Liabilities	794		2,154		580
Net Assets Applicable to Outstanding Shares	$908,788		$2,465,510		$345,684
Net Assets Consist of:
Capital shares and additional paid-in-capital	$769,718		$2,049,402		$307,966
Accumulated undistributed (overdistributed) net investment income (loss)	647		1,655		134
Accumulated undistributed (overdistributed) net realized gain (loss)	16,546		55,525		4,828
Net unrealized appreciation (depreciation) of investments	121,877		358,928		32,756
Total Net Assets	$908,788		$2,465,510		$345,684
Capital Stock (par value: $. 01 per share):
Shares authorized	400,000		825,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$74,747		N/A
Shares Issued and Outstanding			5,111
Net Asset Value per share			$14.62
Maximum Offering Price			$15.47
Class J: Net Assets	N/A		$213,720		N/A
Shares Issued and Outstanding			15,069
Net Asset Value per share			$14.18	(a)
Institutional: Net Assets	$699,341		$1,879,446		$272,553
Shares Issued and Outstanding	58,684		129,099		21,953
Net Asset Value per share	$11.92		$14.56		$12.42
R-1: Net Assets	$6,740		$16,819		$3,223
Shares Issued and Outstanding	581		1,168		268
Net Asset Value per share	$11.60		$14.40		$12.03
R-2: Net Assets	$11,825		$23,451		$3,461
Shares Issued and Outstanding	1,021		1,628		287
Net Asset Value per share	$11.58		$14.40		$12.07
R-3: Net Assets	$73,954		$81,013		$26,049
Shares Issued and Outstanding	6,345		5,625		2,147
Net Asset Value per share	$11.66		$14.40		$12.13
R-4: Net Assets	$50,047		$65,333		$19,182
Shares Issued and Outstanding	4,263		4,515		1,569
Net Asset Value per share	$11.74		$14.47		$12.23
R-5: Net Assets	$66,881		$110,981		$21,216
Shares Issued and Outstanding	5,684		7,649		1,728
Net Asset Value per share	$11.77		$14.51		$12.28

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

Principal LifeTime			Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2060	Fund	Hybrid 2015 Fund	Hybrid 2020 Fund
Investment in affiliated Funds--at cost	$197,968		$25,723	$89,641
Assets
Investment in affiliated Funds--at value	$207,631		$26,515	$92,854
Receivables:
Dividends and interest	29		2	7
Expense reimbursement from Manager	1		5	4
Fund shares sold	548		146	242
Prepaid expenses	10		–	–
Total Assets	208,219		26,668	93,107
Liabilities
Accrued administrative service fees	1		–	–
Accrued distribution fees	3		–	–
Accrued service fees	5		–	–
Accrued transfer agent fees	6		1	2
Accrued directors' expenses	1		1	1
Accrued professional fees	6		6	6
Accrued other expenses	–		7	7
Payables:
Fund shares redeemed	19		–	7
Investment securities purchased	558		149	242
Total Liabilities	599		164	265
Net Assets Applicable to Outstanding Shares	$207,620		$26,504	$92,842
Net Assets Consist of:
Capital shares and additional paid-in-capital	$196,483		$25,538	$89,070
Accumulated undistributed (overdistributed) net investment income (loss)	89		34	86
Accumulated undistributed (overdistributed) net realized gain (loss)	1,385		140	473
Net unrealized appreciation (depreciation) of investments	9,663		792	3,213
Total Net Assets	$207,620		$26,504	$92,842
Capital Stock (par value: $. 01 per share):
Shares authorized	500,000		350,000	350,000
Net Asset Value Per Share:
Class J: Net Assets	$6,774		N/A	N/A
Shares Issued and Outstanding	530
Net Asset Value per share	$12.78	(a)
Institutional: Net Assets	$176,385		$26,275	$92,328
Shares Issued and Outstanding	13,726		2,523	8,738
Net Asset Value per share	$12.85		$10.41	$10.57
R-1: Net Assets	$1,484		N/A	N/A
Shares Issued and Outstanding	118
Net Asset Value per share	$12.58
R-2: Net Assets	$1,291		N/A	N/A
Shares Issued and Outstanding	102
Net Asset Value per share	$12.63
R-3: Net Assets	$6,894		N/A	N/A
Shares Issued and Outstanding	541
Net Asset Value per share	$12.74
R-4: Net Assets	$5,459		N/A	N/A
Shares Issued and Outstanding	428
Net Asset Value per share	$12.75
R-5: Net Assets	$9,333		N/A	N/A
Shares Issued and Outstanding	730
Net Asset Value per share	$12.78
R-6: Net Assets	N/A		$229	$514
Shares Issued and Outstanding			22	49
Net Asset Value per share			$10.43	$10.57

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2025 Fund	Hybrid 2030 Fund	Hybrid 2035 Fund
Investment in affiliated Funds--at cost	$51,127	$78,181	$37,537
Assets
Investment in affiliated Funds--at value	$52,673	$81,938	$38,918
Receivables:
Dividends and interest	1	–	4
Expense reimbursement from Manager	5	4	5
Fund shares sold	192	441	30
Prepaid expenses	–	–	1
Total Assets	52,871	82,383	38,958
Liabilities
Accrued transfer agent fees	1	1	1
Accrued directors' expenses	1	1	1
Accrued professional fees	6	6	7
Accrued registration fees	–	–	7
Accrued other expenses	6	8	–
Payables:
Investment securities purchased	191	441	34
Total Liabilities	205	457	50
Net Assets Applicable to Outstanding Shares	$52,666	$81,926	$38,908
Net Assets Consist of:
Capital shares and additional paid-in-capital	$50,881	$77,640	$37,313
Accumulated undistributed (overdistributed) net investment income (loss)	25	33	8
Accumulated undistributed (overdistributed) net realized gain (loss)	214	496	206
Net unrealized appreciation (depreciation) of investments	1,546	3,757	1,381
Total Net Assets	$52,666	$81,926	$38,908
Capital Stock (par value: $. 01 per share):
Shares authorized	350,000	350,000	350,000
Net Asset Value Per Share:
Institutional: Net Assets	$52,323	$81,891	$38,584
Shares Issued and Outstanding	4,886	7,582	3,529
Net Asset Value per share	$10.71	$10.80	$10.93
R-6: Net Assets	$343	$35	$324
Shares Issued and Outstanding	32	3	30
Net Asset Value per share	$10.72	$10.80	$10.94

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2040 Fund	Hybrid 2045 Fund	Hybrid 2050 Fund
Investment in affiliated Funds--at cost	$45,611	$23,332	$23,521
Assets
Investment in affiliated Funds--at value	$47,919	$24,237	$24,929
Receivables:
Dividends and interest	4	1	2
Expense reimbursement from Manager	4	5	5
Fund shares sold	57	28	20
Prepaid expenses	–	–	1
Total Assets	47,984	24,271	24,957
Liabilities
Accrued transfer agent fees	1	1	–
Accrued directors' expenses	1	1	1
Accrued professional fees	6	6	6
Accrued registration fees	8	7	9
Payables:
Fund shares redeemed	–	–	1
Investment securities purchased	61	28	21
Total Liabilities	77	43	38
Net Assets Applicable to Outstanding Shares	$47,907	$24,228	$24,919
Net Assets Consist of:
Capital shares and additional paid-in-capital	$45,276	$23,203	$23,334
Accumulated undistributed (overdistributed) net investment income (loss)	9	2	2
Accumulated undistributed (overdistributed) net realized gain (loss)	314	118	175
Net unrealized appreciation (depreciation) of investments	2,308	905	1,408
Total Net Assets	$47,907	$24,228	$24,919
Capital Stock (par value: $. 01 per share):
Shares authorized	350,000	350,000	350,000
Net Asset Value Per Share:
Institutional: Net Assets	$47,889	$24,216	$24,664
Shares Issued and Outstanding	4,358	2,190	2,224
Net Asset Value per share	$10.99	$11.06	$11.09
R-6: Net Assets	$18	$12	$255
Shares Issued and Outstanding	2	1	23
Net Asset Value per share	$11.00	$11.06	$11.09

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Principal
Principal LifeTime		Principal LifeTime	LifeTime Hybrid
Amounts in thousands, except per share amounts and Principal LifeTime Hybrid 2060 Fund	Hybrid 2055 Fund	Hybrid 2060 Fund	Income Fund
Investment in affiliated Funds--at cost	$5,907	$1,080,200	$18,999
Assets
Investment in affiliated Funds--at value	$6,158	$1,152,444	$19,264
Receivables:
Dividends and interest	–	79	5
Expense reimbursement from Manager	5	5,263	5
Fund shares sold	8	2,383	172
Prepaid expenses	1	622	–
Total Assets	6,172	1,160,791	19,446
Liabilities
Accrued directors' expenses	1	1,138	1
Accrued professional fees	6	5,880	6
Accrued registration fees	9	8,370	–
Accrued other expenses	–	–	9
Payables:
Fund shares redeemed	–	–	6
Investment securities purchased	8	2,332	171
Total Liabilities	24	17,720	193
Net Assets Applicable to Outstanding Shares	$6,148	$1,143,071	$19,253
Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,866	$1,063,994	$18,898
Accumulated undistributed (overdistributed) net investment income (loss)	1	136	43
Accumulated undistributed (overdistributed) net realized gain (loss)	30	6,697	47
Net unrealized appreciation (depreciation) of investments	251	72,244	265
Total Net Assets	$6,148	$1,143,071	$19,253
Capital Stock (par value: $. 01 per share):
Shares authorized	350,000	350,000,000	350,000
Net Asset Value Per Share:
Institutional: Net Assets	$6,136	$1,130,607	$18,887
Shares Issued and Outstanding	549	101,097	1,857
Net Asset Value per share	$11.17	$11.18	$10.17
R-6: Net Assets	$12	$12,464	$366
Shares Issued and Outstanding	1	1,114	36
Net Asset Value per share	$11.19	$11.19	$10.18

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

Principal LifeTime
	Strategic		Real Estate		SAM Balanced
Amounts in thousands, except per share amounts	Income Fund		Securities Fund		Portfolio
Investment in securities--at cost	$–		$3,051,495		$2,823
Investment in affiliated Funds--at cost	$584,118		$–		$3,997,246
Assets
Investment in securities--at value	$–		$3,692,945		$2,823
Investment in affiliated Funds--at value	629,339		–		4,847,759
Receivables:
Dividends and interest	525		1,573		3,136
Expense reimbursement from Manager	1		2		–
Expense reimbursement from Distributor	2		4		26
Fund shares sold	46		4,068		1,646
Investment securities sold	693		–		2,746
Total Assets	630,606		3,698,592		4,858,136
Liabilities
Accrued management and investment advisory fees	–		2,475		1,092
Accrued administrative service fees	4		11		5
Accrued distribution fees	23		159		1,185
Accrued service fees	17		66		38
Accrued transfer agent fees	23		405		699
Accrued directors' expenses	3		5		9
Accrued professional fees	89		9		11
Accrued other expenses	9		24		116
Payables:
Fund shares redeemed	735		7,296		5,317
Investment securities purchased	525		–		3,134
Total Liabilities	1,428		10,450		11,606
Net Assets Applicable to Outstanding Shares	$629,178		$3,688,142		$4,846,530
Net Assets Consist of:
Capital shares and additional paid-in-capital	$573,156		$3,018,641		$3,899,398
Accumulated undistributed (overdistributed) net investment income (loss)	3,163		(4,989)		1,745
Accumulated undistributed (overdistributed) net realized gain (loss)	7,638		33,040		94,874
Net unrealized appreciation (depreciation) of investments	45,221		641,450		850,513
Total Net Assets	$629,178		$3,688,142		$4,846,530
Capital Stock (par value: $. 01 per share):
Shares authorized	750,000		1,150,000		2,025,000
Net Asset Value Per Share:
Class A: Net Assets	$20,720		$330,280		$2,079,475
Shares Issued and Outstanding	1,670		14,423		132,601
Net Asset Value per share	$12.41		$22.90		$15.68
Maximum Offering Price	$12.89		$24.23		$16.59
Class C: Net Assets	N/A		$51,381		$754,035
Shares Issued and Outstanding			2,284		48,773
Net Asset Value per share			$22.50	(a)	$15.46	(a)
Class J: Net Assets	$78,868		$175,458		$1,065,422
Shares Issued and Outstanding	6,435		7,880		70,089
Net Asset Value per share	$12.26	(a)	$22.27	(a)	$15.20	(a)
Class P: Net Assets	N/A		$120,508		$16,797
Shares Issued and Outstanding			5,263		1,087
Net Asset Value per share			$22.90		$15.45
Institutional: Net Assets	$451,468		$2,696,105		$745,771
Shares Issued and Outstanding	36,664		117,620		48,259
Net Asset Value per share	$12.31		$22.92		$15.45
R-1: Net Assets	$3,771		$6,244		$3,229
Shares Issued and Outstanding	306		276		209
Net Asset Value per share	$12.34		$22.62		$15.42
R-2: Net Assets	$5,673		$21,227		$4,049
Shares Issued and Outstanding	460		972		263
Net Asset Value per share	$12.33		$21.83		$15.37
R-3: Net Assets	$24,768		$55,607		$37,105
Shares Issued and Outstanding	2,028		2,487		2,408
Net Asset Value per share	$12.21		$22.36		$15.41
R-4: Net Assets	$13,090		$64,914		$33,108
Shares Issued and Outstanding	1,070		2,935		2,145
Net Asset Value per share	$12.23		$22.12		$15.43
R-5: Net Assets	$30,820		$166,407		$107,539
Shares Issued and Outstanding	2,505		7,506		6,968
Net Asset Value per share	$12.30		$22.17		$15.43
R-6: Net Assets	N/A		$11		N/A
Shares Issued and Outstanding			1
Net Asset Value per share			$22.91

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

SAM Conservative			SAM Conservative		SAM Flexible
Amounts in thousands, except per share amounts	Balanced Portfolio		Growth Portfolio		Income Portfolio
Investment in securities--at cost	$1,817		$1,523		$2,536
Investment in affiliated Funds--at cost	$1,587,220		$2,450,876		$2,486,705
Assets
Investment in securities--at value	$1,817		$1,523		$2,536
Investment in affiliated Funds--at value	1,788,306		3,125,936		2,658,273
Receivables:
Dividends and interest	2,063		866		4,049
Expense reimbursement from Manager	1		2		–
Expense reimbursement from Distributor	15		13		27
Fund shares sold	564		1,640		7,357
Investment securities sold	1,914		1,748		–
Total Assets	1,794,680		3,131,728		2,672,242
Liabilities
Accrued management and investment advisory fees	401		701		595
Accrued administrative service fees	2		3		1
Accrued distribution fees	403		809		637
Accrued service fees	15		20		7
Accrued transfer agent fees	200		476		230
Accrued directors' expenses	4		4		5
Accrued professional fees	7		7		7
Accrued other expenses	40		129		20
Payables:
Dividends payable	–		–		4,553
Fund shares redeemed	2,419		3,596		2,214
Investment securities purchased	2,062		866		4,607
Total Liabilities	5,553		6,611		12,876
Net Assets Applicable to Outstanding Shares	$1,789,127		$3,125,117		$2,659,366
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,567,123		$2,379,923		$2,489,289
Accumulated undistributed (overdistributed) net investment income (loss)	1,836		2,278		(826)
Accumulated undistributed (overdistributed) net realized gain (loss)	19,082		67,856		(665)
Net unrealized appreciation (depreciation) of investments	201,086		675,060		171,568
Total Net Assets	$1,789,127		$3,125,117		$2,659,366
Capital Stock (par value: $. 01 per share):
Shares authorized	1,825,000		2,025,000		2,000,000
Net Asset Value Per Share:
Class A: Net Assets	$530,513		$1,486,396		$946,764
Shares Issued and Outstanding	44,095		83,892		77,252
Net Asset Value per share	$12.03		$17.72		$12.26
Maximum Offering Price	$12.73		$18.75		$12.74
Class C: Net Assets	$263,334		$530,871		$372,500
Shares Issued and Outstanding	22,118		32,017		30,697
Net Asset Value per share	$11.91	(a)	$16.58	(a)	$12.13	(a)
Class J: Net Assets	$606,849		$532,070		$1,117,200
Shares Issued and Outstanding	51,066		31,023		91,906
Net Asset Value per share	$11.88	(a)	$17.15	(a)	$12.16	(a)
Class P: Net Assets	$9,589		$10,236		$16,678
Shares Issued and Outstanding	804		590		1,366
Net Asset Value per share	$11.92		$17.35		$12.21
Institutional: Net Assets	$303,666		$465,039		$171,362
Shares Issued and Outstanding	25,473		26,791		14,026
Net Asset Value per share	$11.92		$17.36		$12.22
R-1: Net Assets	$2,856		$2,853		$1,059
Shares Issued and Outstanding	240		167		87
Net Asset Value per share	$11.88		$17.13		$12.17
R-2: Net Assets	$1,064		$2,683		$707
Shares Issued and Outstanding	89		157		58
Net Asset Value per share	$11.96		$17.14		$12.20
R-3: Net Assets	$14,510		$23,378		$6,697
Shares Issued and Outstanding	1,219		1,364		549
Net Asset Value per share	$11.90		$17.14		$12.19
R-4: Net Assets	$21,340		$17,333		$5,643
Shares Issued and Outstanding	1,792		1,002		462
Net Asset Value per share	$11.91		$17.30		$12.20
R-5: Net Assets	$35,406		$54,258		$20,756
Shares Issued and Outstanding	2,973		3,144		1,702
Net Asset Value per share	$11.91		$17.26		$12.20

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

SAM Strategic			Short-Term
Amounts in thousands, except per share amounts	Growth Portfolio		Income Fund		SmallCap Fund
Investment in securities--at cost	$3,391		$4,112,558		$505,694
Investment in affiliated Funds--at cost	$1,488,369		$–		$ –
Assets
Investment in securities--at value	$3,391		$4,117,319		$635,031
Investment in affiliated Funds--at value	1,878,503		–		–
Cash	–		423		–
Receivables:
Dividends and interest	56		21,666		11
Expense reimbursement from Manager	1		–		4
Expense reimbursement from Distributor	7		4		5
Fund shares sold	939		7,317		266
Investment securities sold	920		19,324		2,929
Other assets	–		–		1
Total Assets	1,883,817		4,166,053		638,247
Liabilities
Accrued management and investment advisory fees	420		1,386		383
Accrued administrative service fees	2		2		4
Accrued distribution fees	494		135		106
Accrued service fees	11		8		14
Accrued transfer agent fees	375		152		208
Accrued directors' expenses	3		6		2
Accrued professional fees	7		15		2
Accrued other expenses	84		20		2
Payables:
Dividends payable	–		6,062		–
Fund shares redeemed	2,047		5,410		781
Investment securities purchased	55		26,656		5,033
Total Liabilities	3,498		39,852		6,535
Net Assets Applicable to Outstanding Shares	$1,880,319		$4,126,201		$631,712
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,446,300		$4,136,622		$465,091
Accumulated undistributed (overdistributed) net investment income (loss)	9,571		570		(3,759)
Accumulated undistributed (overdistributed) net realized gain (loss)	34,314		(15,752)		41,043
Net unrealized appreciation (depreciation) of investments	390,134		4,761		129,337
Total Net Assets	$1,880,319		$4,126,201		$631,712
Capital Stock (par value: $. 01 per share):
Shares authorized	2,225,000		920,000		925,000
Net Asset Value Per Share:
Class A: Net Assets	$972,647		$356,070		$229,333
Shares Issued and Outstanding	49,942		29,192		10,072
Net Asset Value per share	$19.48		$12.20		$22.77
Maximum Offering Price	$20.61		$12.48		$24.10
Class C: Net Assets	$314,930		$81,699		$31,618
Shares Issued and Outstanding	17,622		6,694		1,513
Net Asset Value per share	$17.87	(a)	$12.20	(a)	$20.89	(a)
Class J: Net Assets	$289,403		$141,555		$203,569
Shares Issued and Outstanding	15,337		11,611		9,313
Net Asset Value per share	$18.87	(a)	$12.19	(a)	$21.86	(a)
Class P: Net Assets	$4,057		$134,278		$23,439
Shares Issued and Outstanding	213		11,012		970
Net Asset Value per share	$19.02		$12.19		$24.16
Institutional: Net Assets	$245,242		$3,374,097		$74,968
Shares Issued and Outstanding	12,870		276,774		3,094
Net Asset Value per share	$19.06		$12.19		$24.23
R-1: Net Assets	$2,335		$679		$2,957
Shares Issued and Outstanding	125		56		135
Net Asset Value per share	$18.79		$12.19		$21.85
R-2: Net Assets	$2,333		$2,103		$12,764
Shares Issued and Outstanding	124		173		579
Net Asset Value per share	$18.86		$12.19		$22.04
R-3: Net Assets	$13,828		$14,993		$15,175
Shares Issued and Outstanding	734		1,229		667
Net Asset Value per share	$18.83		$12.20		$22.77
R-4: Net Assets	$13,182		$12,119		$16,319
Shares Issued and Outstanding	696		993		693
Net Asset Value per share	$18.96		$12.20		$23.55
R-5: Net Assets	$22,362		$8,608		$21,555
Shares Issued and Outstanding	1,183		705		898
Net Asset Value per share	$18.90		$12.20		$24.01
R-6: Net Assets	N/A		N/A		$15
Shares Issued and Outstanding					1
Net Asset Value per share					$24.21

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	April 30, 2017 (unaudited)

		SmallCap		SmallCap S&P 600		SmallCap
Amounts in thousands, except per share amounts		Growth Fund I		Index Fund		Value Fund II
Investment in securities--at cost		$1,220,945		$1,014,112		$1,089,476
Assets
Investment in securities--at value		$1,525,534		$1,312,445		$1,304,823
Cash		12,325		4		276
Deposits with counterparty		4,304		1,940		5,601
Receivables:
Dividends and interest		149		449		294
Expense reimbursement from Manager		105		2		30
Expense reimbursement from Distributor		1		4		1
Fund shares sold		345		940		364
Investment securities sold		6,834		7,516		7,763
	Total Assets	1,549,597		1,323,300		1,319,152
Liabilities
Accrued management and investment advisory fees		1,337		159		1,046
Accrued administrative service fees		3		18		2
Accrued distribution fees		13		65		9
Accrued service fees		15		94		12
Accrued transfer agent fees		43		59		18
Accrued directors' expenses		4		3		2
Accrued professional fees		3		8		10
Accrued other expenses		12		–		3
Payables:
Fund shares redeemed		694		2,116		857
Investment securities purchased		7,721		5,519		14,504
Variation margin on financial derivative instruments		1,329		607		1,011
	Total Liabilities	11,174		8,648		17,474
Net Assets Applicable to Outstanding Shares		$1,538,423		$1,314,652		$1,301,678
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,179,370		$969,226		$1,027,361
Accumulated undistributed (overdistributed) net investment income (loss)		(12,689)		3,107		(671)
Accumulated undistributed (overdistributed) net realized gain (loss)		65,326		43,414		58,438
Net unrealized appreciation (depreciation) of investments		306,416		298,905		216,550
	Total Net Assets	$1,538,423		$1,314,652		$1,301,678
Capital Stock (par value: $. 01 per share):
Shares authorized		645,000		425,000		750,000
Net Asset Value Per Share:
Class A: Net Assets		N/A		N/A		$7,713
Shares Issued and Outstanding						597
Net Asset Value per share						$12.92
Maximum Offering Price						$13.67
Class J: Net Assets		$53,552		$178,765		$21,792
Shares Issued and Outstanding		5,523		7,207		1,711
Net Asset Value per share		$9.70	(a)	$24.80	(a)	$12.74	(a)
Class P: Net Assets		N/A		N/A		$431
Shares Issued and Outstanding						33
Net Asset Value per share						$12.89
Institutional: Net Assets		$1,409,426		$669,465		$1,207,923
Shares Issued and Outstanding		111,017		25,691		92,621
Net Asset Value per share		$12.70		$26.06		$13.04
R-1: Net Assets		$2,239		$14,111		$1,273
Shares Issued and Outstanding		210		550		106
Net Asset Value per share		$10.65		$25.67		$11.98
R-2: Net Assets		$4,646		$21,245		$4,096
Shares Issued and Outstanding		449		807		337
Net Asset Value per share		$10.36		$26.33		$12.15
R-3: Net Assets		$16,405		$131,441		$13,750
Shares Issued and Outstanding		1,501		4,956		1,094
Net Asset Value per share		$10.93		$26.52		$12.57
R-4: Net Assets		$12,658		$90,507		$8,136
Shares Issued and Outstanding		1,098		3,382		640
Net Asset Value per share		$11.53		$26.76		$12.72
R-5: Net Assets		$38,698		$209,108		$31,995
Shares Issued and Outstanding		3,225		7,776		2,490
Net Asset Value per share		$12.00		$26.89		$12.85
R-6: Net Assets		$799		$10		$4,569
Shares Issued and Outstanding		63		1		351
Net Asset Value per share		$12.68		$26.04		$13.03

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS,INC.

April 30, 2017 (unaudited)

	Tax-Exempt
Amounts in thousands, except per share amounts	Bond Fund
Investment in securities--at cost	$353,528
Assets
Investment in securities--at value	$359,994
Cash	4
Receivables:
Dividends and interest	5,806
Expense reimbursement from Manager	4
Fund shares sold	1,730
Investment securities sold	1,409
Other assets	9
Total Assets	368,956
Liabilities
Accrued management and investment advisory fees	131
Accrued distribution fees	80
Accrued transfer agent fees	42
Accrued directors' expenses	2
Accrued professional fees	13
Accrued other expenses	22
Payables:
Borrowing	2,905
Dividends payable	1,024
Fund shares redeemed	426
Interest expense and fees payable	27
Investment securities purchased	1,508
Floating rate notes issued	8,570
Total Liabilities	14,750
Net Assets Applicable to Outstanding Shares	$354,206
Net Assets Consist of:
Capital shares and additional paid-in-capital	$367,144
Accumulated undistributed (overdistributed) net investment income (loss)	1,469
Accumulated undistributed (overdistributed) net realized gain (loss)	(20,873)
Net unrealized appreciation (depreciation) of investments	6,466
Total Net Assets	$354,206
Capital Stock (par value: $. 01 per share):
Shares authorized	700,000
Net Asset Value Per Share:
Class A: Net Assets	$285,095
Shares Issued and Outstanding	39,743
Net Asset Value per share	$7.17
Maximum Offering Price	$7.45
Class C: Net Assets	$26,796
Shares Issued and Outstanding	3,725
Net Asset Value per share	$7.19	(a)
Class P: Net Assets	$37,471
Shares Issued and Outstanding	5,227
Net Asset Value per share	$7.17
Institutional: Net Assets	$4,844
Shares Issued and Outstanding	675
Net Asset Value per share	$7.18

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	California	Core Plus	Diversified
Amounts in thousands	Municipal Fund	Bond Fund	International Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$669	$107,163
Withholding tax	–	–	(10,963)
Interest	8,782	63,775	1
Total Income	8,782	64,444	96,201
Expenses:
Management and investment advisory fees	908	9,341	34,236
Distribution fees - Class A	366	115	273
Distribution fees - Class C	215	43	66
Distribution fees - Class J	N/A	112	122
Distribution fees - R-1	N/A	9	7
Distribution fees - R-2	N/A	14	9
Distribution fees - R-3	N/A	28	31
Distribution fees - R-4	N/A	9	18
Administrative service fees - R-1	N/A	7	6
Administrative service fees - R-2	N/A	9	6
Administrative service fees - R-3	N/A	8	9
Administrative service fees - R-4	N/A	3	5
Administrative service fees - R-5	N/A	3	3
Registration fees - Class A	10	8	8
Registration fees - Class C	7	8	7
Registration fees - Class J	N/A	8	8
Registration fees - Class P	10	N/A	8
Registration fees - Institutional	9	9	25
Service fees - R-1	N/A	6	5
Service fees - R-2	N/A	12	7
Service fees - R-3	N/A	28	31
Service fees - R-4	N/A	23	45
Service fees - R-5	N/A	72	76
Shareholder reports - Class A	3	15	40
Shareholder reports - Class C	1	1	2
Shareholder reports - Class J	N/A	34	30
Shareholder reports - Institutional	–	13	9
Transfer agent fees - Class A	76	97	254
Transfer agent fees - Class C	16	11	19
Transfer agent fees - Class J	N/A	121	136
Transfer agent fees - Class P	23	N/A	3
Transfer agent fees - Institutional	2	72	113
Custodian fees	–	19	520
Directors' expenses	5	42	83
Interest expense and fees	121	–	–
Professional fees	18	26	44
Other expenses	4	20	28
Total Gross Expenses	1,794	10,346	36,292
Less: Reimbursement from Manager	–	188	–
Less: Reimbursement from Manager - Class A	–	57	–
Less: Reimbursement from Manager - Class C	–	10	12
Less: Reimbursement from Manager - Class P	18	N/A	4
Less: Reimbursement from Manager - Institutional	6	–	–
Less: Reimbursement from Distributor - Class J	N/A	19	21
Total Net Expenses	1,770	10,072	36,255
Net Investment Income (Loss)	7,012	54,372	59,946

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $0 and $2,301, respectively)	(4,527)	(9,089)	51,074
Foreign currency transactions	–	2,599	(3,347)
Futures contracts	–	(2,479)	–
Swap agreements	–	(6,402)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $1,840,
respectively)	(9,866)	(32,422)	748,497
Futures contracts	–	785	–
Swap agreements	–	(4,129)	–
Translation of assets and liabilities in foreign currencies	–	(2,109)	102
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(14,393)	(53,246)	796,326
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,381)	$1,126	$856,272

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

		Finisterre
		Unconstrained
		Emerging Markets	Global Diversified
Amounts in thousands	Equity Income Fund	Bond Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$88,307	$–	$53,069
Withholding tax	(2,610)	–	(2,037)
Interest	11	629	297,319
Total Income	85,708	629	348,351
Expenses:
Management and investment advisory fees	14,912	128	39,724
Distribution fees - Class A	1,154	–	2,472
Distribution fees - Class C	954	N/A	11,581
Distribution fees - R-1	4	N/A	N/A
Distribution fees - R-2	7	N/A	N/A
Distribution fees - R-3	70	N/A	N/A
Distribution fees - R-4	24	N/A	N/A
Administrative service fees - R-1	3	N/A	N/A
Administrative service fees - R-2	5	N/A	N/A
Administrative service fees - R-3	20	N/A	N/A
Administrative service fees - R-4	7	N/A	N/A
Administrative service fees - R-5	5	N/A	N/A
Registration fees - Class A	9	9	33
Registration fees - Class C	7	N/A	22
Registration fees - Class P	9	9	51
Registration fees - Institutional	24	10	42
Service fees - R-1	3	N/A	N/A
Service fees - R-2	6	N/A	N/A
Service fees - R-3	70	N/A	N/A
Service fees - R-4	60	N/A	N/A
Service fees - R-5	131	N/A	N/A
Shareholder reports - Class A	52	–	154
Shareholder reports - Class C	10	N/A	161
Shareholder reports - Class P	4	–	136
Shareholder reports - Institutional	3	–	83
Transfer agent fees - Class A	568	4	872
Transfer agent fees - Class C	102	N/A	1,178
Transfer agent fees - Class P	48	–	1,069
Transfer agent fees - Institutional	104	–	513
Custodian fees	53	8	222
Directors' expenses	57	1	112
Dividends and interest on securities sold short	–	1	1,944
Professional fees	34	15	51
Short sale fees	–	–	147
Other expenses	18	4	68
Total Gross Expenses	18,537	189	60,635
Less: Reimbursement from Manager - Class A	–	13	–
Less: Reimbursement from Manager - Class P	–	10	–
Less: Reimbursement from Manager - Institutional	–	24	–
Total Net Expenses	18,537	142	60,635
Net Investment Income (Loss)	67,171	487	287,716

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	183,574	116	95,187
Foreign currency transactions	–	72	16,108
Futures contracts	–	40	634
Options and swaptions	–	–	(5,540)
Short sales	–	–	(31,526)
Swap agreements	–	20	52
Change in unrealized appreciation/depreciation of:
Investments	422,647	557	186,959
Futures contracts	–	(50)	(1,076)
Options and swaptions	–	–	(45,840)
Swap agreements	–	9	154
Translation of assets and liabilities in foreign currencies	–	22	(11,093)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	606,221	786	204,019
Net Increase (Decrease) in Net Assets Resulting from Operations	$673,392	$1,273	$491,735

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	Global Real Estate	Government & High
Amounts in thousands	Securities Fund	Quality Bond Fund	High Yield Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$22,452	$59	$373
Withholding tax	(1,295)	–	–
Interest	–	30,939	108,285
Total Income	21,157	30,998	108,658
Expenses:
Management and investment advisory fees	8,350	3,811	8,992
Distribution fees - Class A	175	368	1,167
Distribution fees - Class C	217	288	1,849
Distribution fees - Class J	N/A	98	N/A
Distribution fees - R-1	N/A	4	N/A
Distribution fees - R-2	N/A	21	N/A
Distribution fees - R-3	–	17	N/A
Distribution fees - R-4	–	7	N/A
Administrative service fees - R-1	N/A	4	N/A
Administrative service fees - R-2	N/A	14	N/A
Administrative service fees - R-3	–	5	N/A
Administrative service fees - R-4	–	2	N/A
Administrative service fees - R-5	–	1	N/A
Registration fees - Class A	10	14	20
Registration fees - Class C	9	9	9
Registration fees - Class J	N/A	8	N/A
Registration fees - Class P	17	9	22
Registration fees - Institutional	19	12	29
Registration fees - R-6	8	N/A	9
Service fees - R-1	N/A	3	N/A
Service fees - R-2	N/A	18	N/A
Service fees - R-3	–	17	N/A
Service fees - R-4	–	19	N/A
Service fees - R-5	–	28	N/A
Shareholder reports - Class A	17	27	50
Shareholder reports - Class C	7	4	18
Shareholder reports - Class J	N/A	17	N/A
Shareholder reports - Class P	17	1	13
Shareholder reports - Institutional	27	9	74
Transfer agent fees - Class A	129	190	614
Transfer agent fees - Class C	45	36	205
Transfer agent fees - Class J	N/A	90	N/A
Transfer agent fees - Class P	145	9	263
Transfer agent fees - Institutional	305	90	795
Custodian fees	77	3	6
Directors' expenses	31	18	36
Professional fees	31	19	27
Other expenses	14	5	14
Total Gross Expenses	9,650	5,295	14,212
Less: Reimbursement from Manager - Class C	–	13	–
Less: Reimbursement from Manager - Institutional	–	–	91
Less: Reimbursement from Manager - R-1	N/A	1	N/A
Less: Reimbursement from Manager - R-2	N/A	7	N/A
Less: Reimbursement from Manager - R-3	–	6	N/A
Less: Reimbursement from Manager - R-4	–	7	N/A
Less: Reimbursement from Manager - R-5	–	11	N/A
Less: Reimbursement from Manager - R-6	8	N/A	9
Less: Reimbursement from Distributor - Class A	–	147	–
Less: Reimbursement from Distributor - Class J	N/A	17	N/A
Total Net Expenses	9,642	5,086	14,112
Net Investment Income (Loss)	11,515	25,912	94,546

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	124,013	(934)	11,534
Foreign currency transactions	(293)	–	1,821
Swap agreements	–	–	866
Change in unrealized appreciation/depreciation of:
Investments	(107,035)	(40,258)	99,666
Translation of assets and liabilities in foreign currencies	129	–	(1,234)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	16,814	(41,192)	112,653
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,329	$(15,280)	$207,199

(a) R-6 shares commenced operations on November 22, 2016.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

			Inflation
Amounts in thousands	High Yield Fund I	Income Fund	Protection Fund
Net Investment Income (Loss)
Income:
Dividends	$510	$246	$42
Interest	31,596	57,176	19,235
Total Income	32,106	57,422	19,277
Expenses:
Management and investment advisory fees	3,383	7,659	2,926
Distribution fees - Class A	7	320	17
Distribution fees - Class C	N/A	320	20
Distribution fees - Class J	N/A	73	6
Distribution fees - R-1	N/A	35	1
Distribution fees - R-2	N/A	4	1
Distribution fees - R-3	N/A	39	7
Distribution fees - R-4	N/A	14	1
Administrative service fees - R-1	N/A	28	1
Administrative service fees - R-2	N/A	3	1
Administrative service fees - R-3	N/A	11	2
Administrative service fees - R-4	N/A	4	–
Administrative service fees - R-5	N/A	2	–
Registration fees - Class A	10	12	7
Registration fees - Class C	N/A	8	7
Registration fees - Class J	N/A	9	8
Registration fees - Class P	N/A	9	N/A
Registration fees - Institutional	12	26	10
Registration fees - R-6	N/A	11	N/A
Service fees - R-1	N/A	25	1
Service fees - R-2	N/A	3	1
Service fees - R-3	N/A	39	7
Service fees - R-4	N/A	35	3
Service fees - R-5	N/A	61	4
Shareholder reports - Class A	2	19	2
Shareholder reports - Class C	N/A	6	1
Shareholder reports - Class J	N/A	7	1
Shareholder reports - Class P	N/A	1	N/A
Shareholder reports - Institutional	3	10	–
Transfer agent fees - Class A	7	158	13
Transfer agent fees - Class C	N/A	51	8
Transfer agent fees - Class J	N/A	51	11
Transfer agent fees - Class P	N/A	14	N/A
Transfer agent fees - Institutional	29	118	2
Custodian fees	18	2	14
Directors' expenses	11	36	19
Professional fees	23	20	19
Other expenses	7	11	5
Total Gross Expenses	3,512	9,254	3,126
Less: Reimbursement from Manager - Class A	15	–	4
Less: Reimbursement from Manager - Class C	N/A	–	10
Less: Reimbursement from Manager - R-6	N/A	9	N/A
Less: Reimbursement from Distributor - Class J	N/A	13	1
Total Net Expenses	3,497	9,232	3,111
Net Investment Income (Loss)	28,609	48,190	16,166

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	6,716	(7,802)	(1,098)
Foreign currency transactions	–	–	5,160
Futures contracts	–	–	(776)
Options and swaptions	–	–	3,653
Swap agreements	–	–	4,368
Change in unrealized appreciation/depreciation of:
Investments	11,935	(25,128)	(28,647)
Futures contracts	–	–	(2,355)
Options and swaptions	–	–	(908)
Swap agreements	–	–	(2,618)
Translation of assets and liabilities in foreign currencies	–	–	(2,272)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	18,651	(32,930)	(25,493)
Net Increase (Decrease) in Net Assets Resulting from Operations	$47,260	$15,260	$(9,327)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	International
	Emerging Markets	International	LargeCap
Amounts in thousands	Fund(a)	Fund I(a)	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$8,886	$2,998	$9,492
Withholding tax	(542)	(271)	–
Interest	–	–	1
Total Income	8,344	2,727	9,493
Expenses:
Management and investment advisory fees	5,085	1,666	5,609
Distribution fees - Class A	96	5	406
Distribution fees - Class C	47	N/A	71
Distribution fees - Class J	73	N/A	43
Distribution fees - R-1	4	4	7
Distribution fees - R-2	5	4	3
Distribution fees - R-3	12	6	15
Distribution fees - R-4	5	2	5
Administrative service fees - R-1	4	4	6
Administrative service fees - R-2	3	3	2
Administrative service fees - R-3	3	2	4
Administrative service fees - R-4	1	–	1
Administrative service fees - R-5	1	–	2
Registration fees - Class A	8	8	9
Registration fees - Class C	6	N/A	7
Registration fees - Class J	8	N/A	8
Registration fees - Class P	8	9	7
Registration fees - Institutional	7	13	8
Registration fees - R-6	9	9	N/A
Service fees - R-1	3	3	5
Service fees - R-2	4	4	2
Service fees - R-3	12	6	15
Service fees - R-4	11	4	11
Service fees - R-5	20	5	62
Shareholder reports - Class A	18	2	49
Shareholder reports - Class C	3	N/A	2
Shareholder reports - Class J	20	N/A	8
Shareholder reports - Class P	–	1	–
Shareholder reports - Institutional	10	7	–
Transfer agent fees - Class A	114	9	319
Transfer agent fees - Class C	19	N/A	18
Transfer agent fees - Class J	99	N/A	38
Transfer agent fees - Class P	1	13	4
Transfer agent fees - Institutional	76	54	202
Custodian fees	225	34	2
Directors' expenses	12	5	22
Professional fees	44	34	15
Other expenses	72	4	16
Total Gross Expenses	6,148	1,920	7,003
Less: Reimbursement from Manager - Class A	102	14	–
Less: Reimbursement from Manager - Class C	9	N/A	–
Less: Reimbursement from Manager - Class J	62	N/A	–
Less: Reimbursement from Manager - Class P	8	–	4
Less: Reimbursement from Manager - R-6	9	9	N/A
Less: Reimbursement from Distributor - Class J	13	N/A	8
Total Net Expenses	5,945	1,897	6,991
Net Investment Income (Loss)	2,399	830	2,502

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $707, $0 and $0, respectively)	49,839	7,388	194,672
Foreign currency transactions	(96)	(286)	–
Futures contracts	–	227	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax receivable of $13, $0 and $0,
respectively)	18,104	26,226	(14,535)
Futures contracts	–	213	–
Translation of assets and liabilities in foreign currencies	9	41	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	67,856	33,809	180,137
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,255	$34,639	$182,639

(a) R-6 shares commenced operations on November 22, 2016.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	LargeCap	LargeCap	LargeCap
Amounts in thousands	Growth Fund I	Growth Fund II	S&P 500 Index Fund
Net Investment Income (Loss)
Income:
Dividends	$26,635	$3,913	$51,316
Withholding tax	(55)	(2)	–
Interest	12	–	–
Total Income	26,592	3,911	51,316
Expenses:
Management and investment advisory fees	20,951	2,412	3,856
Distribution fees - Class A	28	N/A	237
Distribution fees - Class C	N/A	N/A	234
Distribution fees - Class J	84	26	430
Distribution fees - R-1	11	1	34
Distribution fees - R-2	18	2	47
Distribution fees - R-3	144	5	254
Distribution fees - R-4	38	1	99
Administrative service fees - R-1	9	1	27
Administrative service fees - R-2	12	2	32
Administrative service fees - R-3	40	2	71
Administrative service fees - R-4	11	–	30
Administrative service fees - R-5	14	–	21
Registration fees - Class A	8	N/A	12
Registration fees - Class C	N/A	N/A	8
Registration fees - Class J	9	8	13
Registration fees - Class P	7	N/A	N/A
Registration fees - Institutional	44	11	14
Registration fees - R-6	8	N/A	N/A
Service fees - R-1	8	1	24
Service fees - R-2	15	2	39
Service fees - R-3	144	5	254
Service fees - R-4	94	2	248
Service fees - R-5	340	7	531
Shareholder reports - Class A	2	N/A	38
Shareholder reports - Class C	N/A	N/A	3
Shareholder reports - Class J	12	4	46
Shareholder reports - Institutional	68	–	13
Transfer agent fees - Class A	25	N/A	200
Transfer agent fees - Class C	N/A	N/A	29
Transfer agent fees - Class J	53	24	230
Transfer agent fees - Class P	1	N/A	N/A
Transfer agent fees - Institutional	817	1	102
Custodian fees	13	8	5
Directors' expenses	76	7	55
Professional fees	20	13	16
Other expenses	35	4	49
Total Gross Expenses	23,159	2,549	7,301
Less: Reimbursement from Manager	555	120	–
Less: Reimbursement from Manager - Class C	N/A	N/A	7
Less: Reimbursement from Manager - Class P	7	N/A	N/A
Less: Reimbursement from Manager - R-6	7	N/A	N/A
Less: Reimbursement from Distributor - Class J	15	4	75
Total Net Expenses	22,575	2,425	7,219
Net Investment Income (Loss)	4,017	1,486	44,097

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	416,365	14,128	126,748
Foreign currency transactions	–	69	–
Futures contracts	21,739	1,667	2,641
Short sales	(179)	–	–
Change in unrealized appreciation/depreciation of:
Investments	481,957	54,312	461,019
Futures contracts	4,493	382	308
Translation of assets and liabilities in foreign currencies	–	(37)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	924,375	70,521	590,716
Net Increase (Decrease) in Net Assets Resulting from Operations	$928,392	$72,007	$634,813

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	LargeCap	LargeCap
Amounts in thousands	Value Fund	Value Fund III	MidCap Fund
Net Investment Income (Loss)
Income:
Dividends	$24,127	$21,805	$56,971
Withholding tax	–	(45)	(1,182)
Interest	–	8	2
Total Income	24,127	21,768	55,791
Expenses:
Management and investment advisory fees	4,520	7,061	36,649
Distribution fees - Class A	236	N/A	2,585
Distribution fees - Class C	34	N/A	1,537
Distribution fees - Class J	48	55	204
Distribution fees - R-1	2	7	125
Distribution fees - R-2	4	4	42
Distribution fees - R-3	5	15	153
Distribution fees - R-4	1	3	71
Administrative service fees - R-1	2	6	100
Administrative service fees - R-2	2	3	28
Administrative service fees - R-3	2	4	43
Administrative service fees - R-4	–	1	21
Administrative service fees - R-5	–	–	16
Registration fees - Class A	7	N/A	20
Registration fees - Class C	7	N/A	7
Registration fees - Class J	8	8	8
Registration fees - Class P	7	N/A	86
Registration fees - Institutional	14	8	124
Registration fees - R-6	N/A	N/A	9
Service fees - R-1	2	5	89
Service fees - R-2	3	4	35
Service fees - R-3	5	15	154
Service fees - R-4	2	7	178
Service fees - R-5	5	10	394
Shareholder reports - Class A	29	N/A	133
Shareholder reports - Class C	1	N/A	15
Shareholder reports - Class J	9	10	24
Shareholder reports - Class P	–	N/A	160
Shareholder reports - Institutional	11	–	190
Transfer agent fees - Class A	153	N/A	1,422
Transfer agent fees - Class C	10	N/A	176
Transfer agent fees - Class J	40	51	108
Transfer agent fees - Class P	–	N/A	1,201
Transfer agent fees - Institutional	88	2	1,907
Custodian fees	2	8	3
Directors' expenses	25	20	125
Professional fees	14	16	23
Other expenses	10	9	94
Total Gross Expenses	5,308	7,332	48,259
Less: Reimbursement from Manager	–	109	–
Less: Reimbursement from Manager - Class C	8	N/A	–
Less: Reimbursement from Manager - Class P	7	N/A	–
Less: Reimbursement from Manager - R-6	N/A	N/A	9
Less: Reimbursement from Distributor - Class J	8	10	36
Total Net Expenses	5,285	7,213	48,214
Net Investment Income (Loss)	18,842	14,555	7,577

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	78,726	65,144	252,468
Investment transactions in affiliated securities	–	–	(2,496)
Futures contracts	–	6,013	–
Change in unrealized appreciation/depreciation of:
Investments	158,307	111,816	1,342,791
Investment in affiliated securities	–	–	56,771
Futures contracts	–	1,991	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	237,033	184,964	1,649,534
Net Increase (Decrease) in Net Assets Resulting from Operations	$255,875	$199,519	$1,657,111

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	MidCap	MidCap	MidCap S&P 400
Amounts in thousands	Growth Fund	Growth Fund III	Index Fund
Net Investment Income (Loss)
Income:
Dividends	$438	$4,613	$8,140
Withholding tax	(3)	–	–
Interest	–	2	–
Total Income	435	4,615	8,140
Expenses:
Management and investment advisory fees	449	5,457	979
Distribution fees - Class J	39	24	92
Distribution fees - R-1	2	4	23
Distribution fees - R-2	6	4	27
Distribution fees - R-3	12	7	143
Distribution fees - R-4	4	2	47
Administrative service fees - R-1	2	3	19
Administrative service fees - R-2	4	3	18
Administrative service fees - R-3	3	2	40
Administrative service fees - R-4	1	1	14
Administrative service fees - R-5	1	–	11
Registration fees - Class J	8	8	10
Registration fees - Institutional	8	11	13
Registration fees - R-6	N/A	N/A	9
Service fees - R-1	2	3	17
Service fees - R-2	5	3	22
Service fees - R-3	12	7	143
Service fees - R-4	9	6	118
Service fees - R-5	22	10	275
Shareholder reports - Class J	6	6	11
Shareholder reports - Institutional	1	–	19
Transfer agent fees - Class J	35	26	68
Transfer agent fees - Institutional	16	1	106
Custodian fees	1	7	5
Directors' expenses	2	14	14
Professional fees	13	14	14
Other expenses	2	6	14
Total Gross Expenses	665	5,629	2,271
Less: Reimbursement from Manager	–	179	–
Less: Reimbursement from Manager - Institutional	7	–	–
Less: Reimbursement from Manager - R-6	N/A	N/A	9
Less: Reimbursement from Distributor - Class J	7	4	16
Total Net Expenses	651	5,446	2,246
Net Investment Income (Loss)	(216)	(831)	5,894

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	7,872	77,894	53,796
Futures contracts	–	5,773	2,407
Change in unrealized appreciation/depreciation of:
Investments	11,253	59,999	122,018
Futures contracts	–	1,643	183
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	19,125	145,309	178,404
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,909	$144,478	$184,298

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	MidCap	MidCap
Amounts in thousands	Value Fund I	Value Fund III	Money Market Fund
Net Investment Income (Loss)
Income:
Dividends	$10,726	$13,834	$–
Withholding tax	(34)	(62)	–
Interest	1	1	3,238
Total Income	10,693	13,773	3,238
Expenses:
Management and investment advisory fees	5,749	4,402	1,491
Distribution fees - Class A	N/A	23	–
Distribution fees - Class C	N/A	N/A	93
Distribution fees - Class J	54	77	199
Distribution fees - R-1	7	2	N/A
Distribution fees - R-2	9	3	N/A
Distribution fees - R-3	25	20	N/A
Distribution fees - R-4	10	12	N/A
Administrative service fees - R-1	6	1	N/A
Administrative service fees - R-2	6	2	N/A
Administrative service fees - R-3	7	6	N/A
Administrative service fees - R-4	3	3	N/A
Administrative service fees - R-5	2	2	N/A
Registration fees - Class A	N/A	8	43
Registration fees - Class C	N/A	N/A	7
Registration fees - Class J	8	8	15
Registration fees - Class P	N/A	7	N/A
Registration fees - Institutional	19	15	8
Registration fees - R-6	N/A	8	N/A
Service fees - R-1	5	1	N/A
Service fees - R-2	7	3	N/A
Service fees - R-3	25	20	N/A
Service fees - R-4	26	29	N/A
Service fees - R-5	63	37	N/A
Shareholder reports - Class A	N/A	2	26
Shareholder reports - Class C	N/A	N/A	2
Shareholder reports - Class J	17	12	42
Shareholder reports - Institutional	17	3	–
Transfer agent fees - Class A	N/A	22	204
Transfer agent fees - Class C	N/A	N/A	12
Transfer agent fees - Class J	48	59	164
Transfer agent fees - Institutional	118	83	–
Custodian fees	15	10	6
Directors' expenses	14	14	10
Professional fees	15	16	18
Other expenses	8	10	–
Total Gross Expenses	6,283	4,920	2,340
Less: Reimbursement from Manager	700	98	–
Less: Reimbursement from Manager - Class P	N/A	7	N/A
Less: Reimbursement from Manager - Institutional	–	–	8
Less: Reimbursement from Manager - R-6	N/A	7	N/A
Less: Reimbursement from Distributor - Class C	N/A	N/A	93
Less: Reimbursement from Distributor - Class J	9	13	198
Total Net Expenses	5,574	4,795	2,041
Net Investment Income (Loss)	5,119	8,978	1,197

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	34,333	48,608	(29)
Futures contracts	4,606	6,825	–
Change in unrealized appreciation/depreciation of:
Investments	96,808	118,724	–
Futures contracts	963	1,529	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	136,710	175,686	(29)
Net Increase (Decrease) in Net Assets Resulting from Operations	$141,829	$184,664	$1,168

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

		Principal Capital	Principal LifeTime
Amounts in thousands	Overseas Fund	Appreciation Fund	2010	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$–	$16,809
Dividends	44,102	21,515	–
Withholding tax	(3,620)	(64)	–
Interest	4	3	–
Total Income	40,486	21,454	16,809
Expenses:
Management and investment advisory fees	15,771	5,598	N/A
Distribution fees - Class A	N/A	1,142	41
Distribution fees - Class C	N/A	249	N/A
Distribution fees - Class J	N/A	N/A	181
Distribution fees - R-1	–	5	12
Distribution fees - R-2	–	5	12
Distribution fees - R-3	1	38	58
Distribution fees - R-4	–	11	14
Administrative service fees - R-1	–	4	10
Administrative service fees - R-2	–	3	8
Administrative service fees - R-3	–	11	16
Administrative service fees - R-4	–	3	4
Administrative service fees - R-5	–	3	3
Registration fees - Class A	N/A	13	9
Registration fees - Class C	N/A	8	N/A
Registration fees - Class J	N/A	N/A	10
Registration fees - Class P	N/A	9	N/A
Registration fees - Institutional	16	15	18
Service fees - R-1	–	4	9
Service fees - R-2	–	5	10
Service fees - R-3	–	38	58
Service fees - R-4	1	26	35
Service fees - R-5	1	64	78
Shareholder reports - Class A	N/A	60	1
Shareholder reports - Class C	N/A	4	N/A
Shareholder reports - Class J	N/A	N/A	8
Shareholder reports - Class P	N/A	1	N/A
Shareholder reports - Institutional	10	9	–
Transfer agent fees - Class A	N/A	494	22
Transfer agent fees - Class C	N/A	38	N/A
Transfer agent fees - Class J	N/A	N/A	49
Transfer agent fees - Class P	N/A	13	N/A
Transfer agent fees - Institutional	86	110	8
Custodian fees	198	1	–
Directors' expenses	33	28	9
Professional fees	39	15	–
Other expenses	10	11	–
Total Gross Expenses	16,166	8,038	683
Less: Reimbursement from Manager	594	–	–
Less: Reimbursement from Manager - Class A	N/A	–	10
Less: Reimbursement from Distributor - Class J	N/A	N/A	31
Total Net Expenses	15,572	8,038	642
Net Investment Income (Loss)	24,914	13,416	16,167

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	6,087	141,653	–
Investment transactions in affiliated Funds	–	–	8,427
Foreign currency transactions	(1,228)	–	–
Futures contracts	6,311	–	–
Capital gain distribution received from affiliated Funds	–	–	4,994
Change in unrealized appreciation/depreciation of:
Investments	324,576	162,877	–
Investments in affiliated Funds	–	–	24,167
Futures contracts	4,454	–	–
Translation of assets and liabilities in foreign currencies	448	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	340,648	304,530	37,588
Net Increase (Decrease) in Net Assets Resulting from Operations	$365,562	$317,946	$53,755

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2015	Fund	2020	Fund	2025	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$10,693		$84,709		$25,356
Total Income	10,693		84,709		25,356
Expenses:
Distribution fees - Class A	N/A		147		N/A
Distribution fees - Class J	N/A		678		N/A
Distribution fees - R-1	14		68		26
Distribution fees - R-2	11		70		27
Distribution fees - R-3	87		283		212
Distribution fees - R-4	21		89		49
Administrative service fees - R-1	11		54		21
Administrative service fees - R-2	7		47		18
Administrative service fees - R-3	24		79		59
Administrative service fees - R-4	7		27		15
Administrative service fees - R-5	4		16		7
Registration fees - Class A	N/A		9		N/A
Registration fees - Class J	N/A		18		N/A
Registration fees - Institutional	13		52		29
Service fees - R-1	10		48		19
Service fees - R-2	9		58		22
Service fees - R-3	87		283		212
Service fees - R-4	54		224		123
Service fees - R-5	90		411		175
Shareholder reports - Class A	N/A		5		N/A
Shareholder reports - Class J	N/A		28		N/A
Shareholder reports - Institutional	1		1		2
Transfer agent fees - Class A	N/A		74		N/A
Transfer agent fees - Class J	N/A		181		N/A
Transfer agent fees - Institutional	6		41		19
Directors' expenses	9		66		19
Professional fees	11		–		12
Other expenses	5		22		9
Total Gross Expenses	481		3,079		1,075
Less: Reimbursement from Manager - Class A	N/A		12		N/A
Less: Reimbursement from Distributor - Class J	N/A		118		N/A
Total Net Expenses	481		2,949		1,075
Net Investment Income (Loss)	10,212		81,760		24,281

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	15,761		50,385		9,441
Capital gain distribution received from affiliated Funds	4,034		38,070		13,090
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	12,564		213,278		84,127
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	32,359		301,733		106,658
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,571		$383,493		$130,939

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2030	Fund	2035	Fund	2040	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$95,752		$18,757		$62,594
Total Income	95,752		18,757		62,594
Expenses:
Distribution fees - Class A	150		N/A		109
Distribution fees - Class J	819		N/A		488
Distribution fees - R-1	62		22		43
Distribution fees - R-2	72		21		50
Distribution fees - R-3	282		137		180
Distribution fees - R-4	94		38		64
Administrative service fees - R-1	49		18		34
Administrative service fees - R-2	48		14		33
Administrative service fees - R-3	79		39		51
Administrative service fees - R-4	28		11		19
Administrative service fees - R-5	17		5		12
Registration fees - Class A	9		N/A		9
Registration fees - Class J	19		N/A		15
Registration fees - Institutional	57		21		47
Service fees - R-1	44		16		31
Service fees - R-2	60		17		41
Service fees - R-3	282		137		180
Service fees - R-4	235		95		161
Service fees - R-5	419		127		285
Shareholder reports - Class A	6		N/A		6
Shareholder reports - Class J	41		N/A		32
Shareholder reports - Institutional	2		2		2
Transfer agent fees - Class A	85		N/A		68
Transfer agent fees - Class J	260		N/A		202
Transfer agent fees - Institutional	44		18		34
Directors' expenses	76		15		50
Professional fees	–		11		–
Other expenses	25		7		11
Total Gross Expenses	3,364		771		2,257
Less: Reimbursement from Manager - Class A	24		N/A		28
Less: Reimbursement from Distributor - Class J	143		N/A		85
Total Net Expenses	3,197		771		2,144
Net Investment Income (Loss)	92,555		17,986		60,450

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	36,353		14,763		57,162
Capital gain distribution received from affiliated Funds	61,458		14,212		50,943
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	368,220		72,713		256,454
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	466,031		101,688		364,559
Net Increase (Decrease) in Net Assets Resulting from Operations	$558,586		$119,674		$425,009

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands	2045	Fund	2050	Fund	2055	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$12,211		$32,981		$4,367
Total Income	12,211		32,981		4,367
Expenses:
Distribution fees - Class A	N/A		87		N/A
Distribution fees - Class J	N/A		152		N/A
Distribution fees - R-1	12		29		5
Distribution fees - R-2	16		33		5
Distribution fees - R-3	89		97		29
Distribution fees - R-4	23		32		9
Administrative service fees - R-1	10		23		4
Administrative service fees - R-2	10		22		3
Administrative service fees - R-3	25		27		8
Administrative service fees - R-4	7		10		3
Administrative service fees - R-5	3		6		1
Registration fees - Class A	N/A		9		N/A
Registration fees - Class J	N/A		11		N/A
Registration fees - Institutional	22		40		14
Service fees - R-1	9		21		4
Service fees - R-2	13		27		4
Service fees - R-3	89		96		29
Service fees - R-4	57		81		21
Service fees - R-5	82		147		26
Shareholder reports - Class A	N/A		6		N/A
Shareholder reports - Class J	N/A		16		N/A
Shareholder reports - Institutional	2		2		2
Transfer agent fees - Class A	N/A		70		N/A
Transfer agent fees - Class J	N/A		116		N/A
Transfer agent fees - Institutional	14		23		4
Directors' expenses	10		26		4
Professional fees	11		–		11
Other expenses	4		–		2
Total Gross Expenses	508		1,209		188
Less: Reimbursement from Manager - Class A	N/A		41		N/A
Less: Reimbursement from Distributor - Class J	N/A		27		N/A
Total Net Expenses	508		1,141		188
Net Investment Income (Loss)	11,703		31,840		4,179

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	6,338		27,165		860
Capital gain distribution received from affiliated Funds	10,451		29,982		4,075
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	58,781		160,287		24,737
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	75,570		217,434		29,672
Net Increase (Decrease) in Net Assets Resulting from Operations	$87,273		$249,274		$33,851

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands	2060	Fund	Hybrid 2015 Fund	Hybrid 2020 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$2,345		$291	$1,073
Total Income	2,345		291	1,073
Expenses:
Distribution fees - Class J	4		N/A	N/A
Distribution fees - R-1	2		N/A	N/A
Distribution fees - R-2	2		N/A	N/A
Distribution fees - R-3	7		N/A	N/A
Distribution fees - R-4	3		N/A	N/A
Administrative service fees - R-1	2		N/A	N/A
Administrative service fees - R-2	1		N/A	N/A
Administrative service fees - R-3	2		N/A	N/A
Administrative service fees - R-4	1		N/A	N/A
Registration fees - Class J	6		N/A	N/A
Registration fees - Institutional	15		9	11
Registration fees - R-6	N/A		9	9
Service fees - R-1	2		N/A	N/A
Service fees - R-2	2		N/A	N/A
Service fees - R-3	7		N/A	N/A
Service fees - R-4	6		N/A	N/A
Service fees - R-5	10		N/A	N/A
Shareholder reports - Class J	1		N/A	N/A
Transfer agent fees - Class J	14		N/A	N/A
Transfer agent fees - Institutional	1		2	7
Directors' expenses	3		1	2
Professional fees	11		10	10
Other expenses	1		1	1
Total Gross Expenses	103		32	40
Less: Reimbursement from Manager - Class J	14		N/A	N/A
Less: Reimbursement from Manager - Institutional	–		19	14
Less: Reimbursement from Manager - R-6	N/A		9	10
Less: Reimbursement from Distributor - Class J	1		N/A	N/A
Total Net Expenses	88		4	16
Net Investment Income (Loss)	2,257		287	1,057

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(740)		29	(21)
Capital gain distribution received from affiliated Funds	2,182		121	510
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	15,317		658	2,795
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	16,759		808	3,284
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,016		$1,095	$4,341

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2025 Fund	Hybrid 2030 Fund	Hybrid 2035 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$427	$998	$328
Total Income	427	998	328
Expenses:
Registration fees - Institutional	10	11	9
Registration fees - R-6	9	9	9
Transfer agent fees - Institutional	4	3	3
Directors' expenses	1	2	1
Professional fees	10	10	10
Other expenses	1	1	1
Total Gross Expenses	35	36	33
Less: Reimbursement from Manager - Institutional	19	12	19
Less: Reimbursement from Manager - R-6	10	9	9
Total Net Expenses	6	15	5
Net Investment Income (Loss)	421	983	323

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(1)	(92)	(6)
Capital gain distribution received from affiliated Funds	221	617	216
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	1,419	3,519	1,332
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	1,639	4,044	1,542
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,060	$5,027	$1,865

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2040 Fund	Hybrid 2045 Fund	Hybrid 2050 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$519	$183	$270
Total Income	519	183	270
Expenses:
Registration fees - Institutional	9	9	9
Registration fees - R-6	9	9	9
Transfer agent fees - Institutional	2	2	1
Directors' expenses	1	1	1
Professional fees	10	10	10
Other expenses	1	1	1
Total Gross Expenses	32	32	31
Less: Reimbursement from Manager - Institutional	16	19	18
Less: Reimbursement from Manager - R-6	9	9	9
Total Net Expenses	7	4	4
Net Investment Income (Loss)	512	179	266

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(47)	(15)	(36)
Capital gain distribution received from affiliated Funds	375	135	214
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	2,257	929	1,362
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2,585	1,049	1,540
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,097	$1,228	$1,806

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands except Principal LifeTime Hybrid 2060 Fund	Hybrid 2055 Fund	Hybrid 2060 Fund	Hybrid Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$46	$9,171	$218
Total Income	46	9,171	218
Expenses:
Registration fees - Institutional	9	8,956	9
Registration fees - R-6	9	8,898	9
Shareholder reports - Institutional	–	32	–
Shareholder reports - R-6	–	6	–
Transfer agent fees - Institutional	–	102	1
Directors' expenses	1	1,146	1
Professional fees	10	10,419	10
Other expenses	1	606	1
Total Gross Expenses	30	30,165	31
Less: Reimbursement from Manager - Institutional	20	20,590	19
Less: Reimbursement from Manager - R-6	9	9,399	9
Total Net Expenses	1	176	3
Net Investment Income (Loss)	45	8,995	215

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(6)	(879)	9
Capital gain distribution received from affiliated Funds	37	7,683	39
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	248	59,290	231
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	279	66,094	279
Net Increase (Decrease) in Net Assets Resulting from Operations	$324	$75,089	$494

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)
Principal LifeTime
	Strategic	Real Estate	SAM Balanced
Amounts in thousands	Income Fund	Securities Fund(a)	Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$9,008	$–	$69,284
Dividends	–	35,305	5
Total Income	9,008	35,305	69,289
Expenses:
Management and investment advisory fees	N/A	13,820	6,578
Distribution fees - Class A	26	429	2,561
Distribution fees - Class C	N/A	255	3,728
Distribution fees - Class J	59	135	771
Distribution fees - R-1	7	12	5
Distribution fees - R-2	9	30	7
Distribution fees - R-3	31	74	53
Distribution fees - R-4	7	34	17
Administrative service fees - R-1	5	10	4
Administrative service fees - R-2	6	20	5
Administrative service fees - R-3	9	21	15
Administrative service fees - R-4	2	10	5
Administrative service fees - R-5	2	8	5
Registration fees - Class A	8	15	17
Registration fees - Class C	N/A	8	10
Registration fees - Class J	7	9	17
Registration fees - Class P	N/A	15	10
Registration fees - Institutional	13	35	15
Registration fees - R-6	N/A	8	N/A
Service fees - R-1	5	9	4
Service fees - R-2	7	25	6
Service fees - R-3	31	74	53
Service fees - R-4	19	85	41
Service fees - R-5	44	207	124
Shareholder reports - Class A	1	33	67
Shareholder reports - Class C	N/A	4	22
Shareholder reports - Class J	3	23	33
Shareholder reports - Class P	N/A	6	–
Shareholder reports - Institutional	1	46	–
Transfer agent fees - Class A	25	298	834
Transfer agent fees - Class C	N/A	46	289
Transfer agent fees - Class J	22	124	195
Transfer agent fees - Class P	N/A	66	3
Transfer agent fees - Institutional	7	500	3
Custodian fees	–	1	–
Directors' expenses	7	34	52
Professional fees	–	14	14
Other expenses	–	17	17
Total Gross Expenses	363	16,560	15,580
Less: Reimbursement from Manager - Class A	20	–	–
Less: Reimbursement from Manager - R-6	N/A	9	N/A
Less: Reimbursement from Distributor - Class J	10	23	134
Total Net Expenses	333	16,528	15,446
Net Investment Income (Loss)	8,675	18,777	53,843

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	54,975	–
Investment transactions in affiliated Funds	6,798	–	96,814
Capital gain distribution received from affiliated Funds	1,395	–	70,115
Change in unrealized appreciation/depreciation of:
Investments	–	61,600	–
Investments in affiliated Funds	3,119	–	120,379
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	11,312	116,575	287,308
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,987	$135,352	$341,151

(a) R-6 shares commenced operations on November 22, 2016.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$28,435	$43,809	$45,265
Dividends	3	3	5
Total Income	28,438	43,812	45,270
Expenses:
Management and investment advisory fees	2,398	4,197	3,523
Distribution fees - Class A	639	1,803	1,147
Distribution fees - Class C	1,300	2,603	1,824
Distribution fees - Class J	435	381	795
Distribution fees - R-1	4	5	2
Distribution fees - R-2	2	6	1
Distribution fees - R-3	18	29	9
Distribution fees - R-4	10	8	3
Administrative service fees - R-1	4	4	1
Administrative service fees - R-2	1	4	1
Administrative service fees - R-3	5	8	2
Administrative service fees - R-4	3	2	1
Administrative service fees - R-5	2	3	1
Registration fees - Class A	15	11	24
Registration fees - Class C	9	8	11
Registration fees - Class J	15	11	39
Registration fees - Class P	13	8	8
Registration fees - Institutional	12	11	11
Service fees - R-1	3	3	1
Service fees - R-2	2	5	1
Service fees - R-3	18	29	9
Service fees - R-4	24	21	7
Service fees - R-5	44	66	26
Shareholder reports - Class A	23	84	30
Shareholder reports - Class C	12	30	15
Shareholder reports - Class J	14	18	19
Transfer agent fees - Class A	200	612	261
Transfer agent fees - Class C	101	229	131
Transfer agent fees - Class J	104	110	185
Transfer agent fees - Class P	1	2	3
Transfer agent fees - Institutional	1	1	1
Directors' expenses	19	34	27
Professional fees	12	13	12
Other expenses	9	10	7
Total Gross Expenses	5,472	10,369	8,138
Less: Reimbursement from Manager - Class P	6	7	–
Less: Reimbursement from Distributor - Class J	76	66	139
Total Net Expenses	5,390	10,296	7,999
Net Investment Income (Loss)	23,048	33,516	37,271

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	17,128	43,872	2,852
Capital gain distribution received from affiliated Funds	19,382	62,047	16,590
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	31,479	147,218	32,740
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	67,989	253,137	52,182
Net Increase (Decrease) in Net Assets Resulting from Operations	$91,037	$286,653	$89,453

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	SAM Strategic	Short-Term
Amounts in thousands	Growth Portfolio	Income Fund	SmallCap Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$27,281	$–	$–
Dividends	6	368	3,116
Interest	–	43,462	1
Total Income	27,287	43,830	3,117
Expenses:
Management and investment advisory fees	2,511	7,490	2,281
Distribution fees - Class A	1,178	269	286
Distribution fees - Class C	1,534	423	149
Distribution fees - Class J	207	107	151
Distribution fees - R-1	4	2	5
Distribution fees - R-2	3	3	18
Distribution fees - R-3	18	19	18
Distribution fees - R-4	6	6	8
Administrative service fees - R-1	3	1	4
Administrative service fees - R-2	2	2	12
Administrative service fees - R-3	5	5	5
Administrative service fees - R-4	2	2	3
Administrative service fees - R-5	1	1	1
Registration fees - Class A	11	21	10
Registration fees - Class C	7	7	7
Registration fees - Class J	8	11	11
Registration fees - Class P	8	12	7
Registration fees - Institutional	11	17	7
Registration fees - R-6	N/A	N/A	8
Service fees - R-1	3	1	4
Service fees - R-2	3	3	15
Service fees - R-3	18	19	18
Service fees - R-4	15	15	20
Service fees - R-5	28	13	27
Shareholder reports - Class A	50	16	37
Shareholder reports - Class C	22	6	3
Shareholder reports - Class J	13	10	27
Shareholder reports - Class P	–	3	1
Shareholder reports - Institutional	–	12	2
Transfer agent fees - Class A	490	164	208
Transfer agent fees - Class C	162	51	30
Transfer agent fees - Class J	75	64	108
Transfer agent fees - Class P	1	38	6
Transfer agent fees - Institutional	1	175	17
Custodian fees	–	4	2
Directors' expenses	20	35	7
Professional fees	12	20	15
Other expenses	6	14	5
Total Gross Expenses	6,438	9,061	3,543
Less: Reimbursement from Manager - Class P	6	–	–
Less: Reimbursement from Manager - Institutional	–	–	11
Less: Reimbursement from Manager - R-6	N/A	N/A	9
Less: Reimbursement from Distributor - Class J	36	19	26
Total Net Expenses	6,396	9,042	3,497
Net Investment Income (Loss)	20,891	34,788	(380)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	321	41,128
Investment transactions in affiliated Funds	4,922	–	–
Capital gain distribution received from affiliated Funds	59,245	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	(5,006)	49,534
Investments in affiliated Funds	101,916	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	166,083	(4,685)	90,662
Net Increase (Decrease) in Net Assets Resulting from Operations	$186,974	$30,103	$90,282

(a) R-6 shares commenced operations on November 22, 2016.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2017 (unaudited)

	SmallCap	SmallCap S&P 600	SmallCap
Amounts in thousands	Growth Fund I	Index Fund(a)	Value Fund II
Net Investment Income (Loss)
Income:
Dividends	$3,432	$9,128	$8,970
Withholding tax	(14)	(1)	(2)
Interest	2	1	3
Total Income	3,420	9,128	8,971
Expenses:
Management and investment advisory fees	7,978	954	6,533
Distribution fees - Class A	N/A	N/A	8
Distribution fees - Class J	38	132	18
Distribution fees - R-1	4	24	3
Distribution fees - R-2	7	30	6
Distribution fees - R-3	20	168	18
Distribution fees - R-4	6	44	4
Administrative service fees - R-1	3	20	2
Administrative service fees - R-2	4	20	4
Administrative service fees - R-3	6	47	5
Administrative service fees - R-4	2	13	1
Administrative service fees - R-5	2	10	2
Registration fees - Class A	N/A	N/A	7
Registration fees - Class J	8	10	6
Registration fees - Class P	N/A	N/A	7
Registration fees - Institutional	14	15	17
Registration fees - R-6	8	8	9
Service fees - R-1	3	17	2
Service fees - R-2	6	25	5
Service fees - R-3	20	168	18
Service fees - R-4	16	110	11
Service fees - R-5	46	263	38
Shareholder reports - Class A	N/A	N/A	1
Shareholder reports - Class J	10	23	4
Shareholder reports - Institutional	8	16	7
Transfer agent fees - Class A	N/A	N/A	9
Transfer agent fees - Class J	38	99	19
Transfer agent fees - Institutional	74	105	95
Custodian fees	20	7	26
Directors' expenses	17	14	15
Professional fees	16	13	15
Other expenses	8	12	7
Total Gross Expenses	8,382	2,367	6,922
Less: Reimbursement from Manager	532	–	160
Less: Reimbursement from Manager - Class A	N/A	N/A	10
Less: Reimbursement from Manager - Class P	N/A	N/A	7
Less: Reimbursement from Manager - Institutional	60	–	–
Less: Reimbursement from Manager - R-3	1	–	–
Less: Reimbursement from Manager - R-4	1	–	–
Less: Reimbursement from Manager - R-5	3	–	–
Less: Reimbursement from Manager - R-6	8	9	9
Less: Reimbursement from Distributor - Class J	7	23	3
Total Net Expenses	7,770	2,335	6,733
Net Investment Income (Loss)	(4,350)	6,793	2,238

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	65,954	52,900	58,759
Futures contracts	10,873	2,328	7,662
Change in unrealized appreciation/depreciation of:
Investments	160,421	143,820	116,193
Futures contracts	5,294	894	4,146
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	242,542	199,942	186,760
Net Increase (Decrease) in Net Assets Resulting from Operations	$238,192	$206,735	$188,998

(a) R-6 shares commenced operations on November 22, 2016.

See accompanying notes.

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)
Tax-Exempt Bond
Amounts in thousands	Fund
Net Investment Income (Loss)
Income:
Interest	$8,831
Total Income	8,831
Expenses:
Management and investment advisory fees	822
Distribution fees - Class A	370
Distribution fees - Class C	139
Registration fees - Class A	28
Registration fees - Class C	8
Registration fees - Class P	21
Registration fees - Institutional	7
Shareholder reports - Class A	7
Shareholder reports - Class C	1
Transfer agent fees - Class A	70
Transfer agent fees - Class C	15
Transfer agent fees - Class P	23
Transfer agent fees - Institutional	1
Directors' expenses	5
Interest expense and fees	67
Professional fees	18
Other expenses	5
Total Gross Expenses	1,607
Less: Reimbursement from Manager - Class C	5
Less: Reimbursement from Manager - Class P	34
Less: Reimbursement from Manager - Institutional	6
Total Net Expenses	1,562
Net Investment Income (Loss)	7,269

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(4,303)
Change in unrealized appreciation/depreciation of:
Investments	(10,587)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(14,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,621)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						California Municipal Fund

						Period Ended	Year Ended
						April 30, 2017	October 31, 2016
Operations
Net investment income (loss)						$7,012	$11,267
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(4,527)	468
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(9,866)	1,388
			Net Increase (Decrease) in Net Assets Resulting from Operations			(7,381)	13,123

Dividends and Distributions to Shareholders
From net investment income						(6,471)	(10,487)
					Total Dividends and Distributions	(6,471)	(10,487)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(46,750)	235,377
					Total Increase (Decrease) in Net Assets	(60,602)	238,013

Net Assets
Beginning of period						462,450	224,437
End of period (including undistributed net investment income as set forth below)						$401,848	$462,450
Undistributed (overdistributed) net investment income (loss)						$1,619	$1,078

	Class A		Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$54,040		$4,332	$21,070	$8,647
Reinvested	4,325		471	625	155
Redeemed	(90,632)		(10,375)	(36,301)	(3,107)
Net Increase (Decrease)	$(32,267	) $	(5,572)	$(14,606)	$5,695
Shares:
Sold	5,262		418	2,048	840
Reinvested	421		46	61	15
Redeemed	(8,839)		(1,010)	(3,541)	(303)
Net Increase (Decrease)	(3,156)		(546)	(1,432)	552
Year Ended October 31, 2016
Dollars:
Sold	$190,943		$37,608	$76,497	$6,092
Reinvested	7,428		601	869	78
Redeemed	(68,144)		(5,820)	(10,298)	(477)
Net Increase (Decrease)	$130,227		$32,389	$67,068	$5,693
Shares:
Sold	17,722		3,487	7,147	563
Reinvested	692		56	81	7
Redeemed	(6,355)		(540)	(958)	(44)
Net Increase (Decrease)	12,059		3,003	6,270	526

Distributions:
Period Ended April 30, 2017
From net investment income$	(4,759)		$(527)	$(1,029)	$(156)
From net realized gain on
investments	–		–	–	–
Total Dividends and Distributions $	(4,759)		$(527)	$(1,029)	$(156)
Year Ended October 31, 2016
From net investment income$	(8,273)		$(690)	$(1,446)	$(78)
From net realized gain on
investments	–		–	–	–
Total Dividends and Distributions $	(8,273)		$(690)	$(1,446)	$(78)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Core Plus Bond Fund

									Period Ended		Year Ended
									April 30, 2017		October 31, 2016
Operations
Net investment income (loss)									$	54,372	$105,079
Net realized gain (loss) on investments, foreign currency transactions, futures,
operations and swaptions, short sales, and swap agreements										(15,371)	(7,706)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(37,875)	94,588
		Net Increase (Decrease) in Net Assets Resulting from Operations								1,126	191,961

Dividends and Distributions to Shareholders
From net investment income										(54,191)	(98,295)
					Total Dividends and Distributions					(54,191)	(98,295)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(222,649)	(333,574)
			Total Increase (Decrease) in Net Assets							(275,714)	(239,908)

Net Assets
Beginning of period										4,015,652	4,255,561
End of period (including undistributed net investment income as set forth below)										$3,739,938	$4,015,653
Undistributed (overdistributed) net investment income (loss)									$	8,058	$7,877

	Class A	Class C	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$4,120	$684	$5,045	$ 186,348	$823	$773		$2,089	$2,497	$7,184
Reinvested	1,106	67	1,905	49,622	52	101		264	231	769
Redeemed	(8,394)	(1,181)	(12,626)	(437,855)	(1,081)	(2,914)		(6,672)	(7,777)	(7,829)
Net Increase (Decrease)	$(3,168)	$(430)	$(5,676) $	(201,885)	$(206)	$(2,040	) $	(4,319)	$(5,049)	$124
Shares:
Sold	381	63	462	17,233	75	72		194	229	668
Reinvested	102	6	175	4,585	5	9		24	21	71
Redeemed	(775)	(109)	(1,159)	(40,485)	(100)	(272)		(621)	(711)	(728)
Net Increase (Decrease)	(292)	(40)	(522)	(18,667)	(20)	(191)		(403)	(461)	11
Year Ended October 31, 2016
Dollars:
Sold	$11,039	$3,533	$11,985	$ 342,475	$1,247	$2,296		$5,056	$5,569	$11,176
Reinvested	1,865	88	3,273	90,391	93	185		536	438	1,239
Redeemed	(15,304)	(1,614)	(19,002)	(749,462)	(2,602)	(3,323)		(10,480)	(8,485)	(15,786)
Net Increase (Decrease)	$(2,400)	$2,007	$(3,744) $	(316,596)	$(1,262)	$(842	) $	(4,888)	$(2,478)	$(3,371)
Shares:
Sold	1,011	325	1,091	31,555	114	213		467	503	1,024
Reinvested	171	8	298	8,286	9	17		49	39	114
Redeemed	(1,403)	(148)	(1,733)	(68,806)	(238)	(306)		(966)	(771)	(1,460)
Net Increase (Decrease)	(221)	185	(344)	(28,965)	(115)	(76)		(450)	(229)	(322)

Distributions:
Period Ended April 30, 2017
From net investment income $	(1,161)	$(72)	$(1,918) $	(49,623)	$(52)	$(101	) $	(264)	$(231)	$(769)
From net realized gain on
investments	–	–	–	–	–	–		–	–	–
Total Dividends and Distributions $	(1,161)	$(72)	$(1,918) $	(49,623)	$(52)	$(101	) $	(264)	$(231)	$(769)
Year Ended October 31, 2016
From net investment income $	(1,938)	$(97)	$(3,289) $	(90,480)	$(93)	$(185	) $	(536)	$(438)	$(1,239)
From net realized gain on
investments	–	–	–	–	–	–		–	–	–
Total Dividends and Distributions $	(1,938)	$(97)	$(3,289) $	(90,480)	$(93)	$(185	) $	(536)	$(438)	$(1,239)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Diversified International Fund

													Period Ended				Year Ended
													April 30, 2017				October 31, 2016
Operations
Net investment income (loss)													$		59,946			$116,479
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															47,727			(115,605)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														748,599				33,678
			Net Increase (Decrease) in Net Assets Resulting from Operations											856,272				34,552

Dividends and Distributions to Shareholders
From net investment income														(131,799)				(89,275)
								Total Dividends and Distributions						(131,799)				(89,275)

Capital Share Transactions
Net increase (decrease) in capital share transactions														582,647				1,868,951
							Total Increase (Decrease) in Net Assets							1,307,120				1,814,228

Net Assets
Beginning of period														7,992,065				6,177,837
End of period (including undistributed net investment income as set forth below)														$9,299,185				$7,992,065
Undistributed (overdistributed) net investment income (loss)													$		29,926			$101,779
	Class A		Class C		Class J		Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$7,230		$1,470		$5,022		$3,222	$1,137,747	$333		$1,066		$1,368		$5,100		$5,422
Reinvested	2,145		41		2,137		102	125,430	30		47		271		436		860
Redeemed	(17,873)		(1,874)		(13,216)		(1,161)	(656,826)	(731)		(1,085)		(6,397)		(7,421)		(10,248)
Net Increase (Decrease)	$(8,498	) $	(363	) $	(6,057	) $	2,163	$606,351	$(368	) $	28		$(4,758	) $	(1,885	) $	(3,966)
Shares:
Sold	625		125		439		285	99,544	28		93		118		434		471
Reinvested	195		4		197		9	11,476	3		4		25		39		78
Redeemed	(1,553)		(164)		(1,166)		(102)	(57,722)	(65)		(95)		(560)		(641)		(888)
Net Increase (Decrease)	(733)		(35)		(530)		192	53,298	(34)		2		(417)		(168)		(339)
Year Ended October 31, 2016
Dollars:
Sold	$12,733		$2,426		$8,405		$4,311	$2,299,596	$522		$1,194		$3,556		$9,571		$8,016
Reinvested	2,018		47		1,951		47	83,349	28		39		314		379		816
Redeemed	(30,590)		(3,062)		(23,446)		(1,714)	(469,230)	(1,169)		(2,279)		(12,996)		(9,393)		(16,488)
Net Increase (Decrease)	$(15,839	) $	(589)		$ (13,090) $		2,644	$1,913,715	$(619	) $	(1,046	) $	(9,126	) $	557		$(7,656)
Shares:
Sold	1,154		218		764		385	208,402	47		110		322		848		721
Reinvested	179		4		175		4	7,429	3		3		28		33		72
Redeemed	(2,750)		(275)		(2,137)		(155)	(41,998)	(107)		(205)		(1,177)		(831)		(1,469)
Net Increase (Decrease)	(1,417)		(53)		(1,198)		234	173,833	(57)		(92)		(827)		50		(676)

Distributions:
Period Ended April 30, 2017
From net investment income	$(2,437	) $	(42	) $	(2,139	) $	(106)	$ (125,430)	$(30	) $	(48)		$(271)		$(436)		$(860)
From net realized gain on
investments	–		–		–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(2,437	) $	(42	) $	(2,139	) $	(106)	$ (125,430)	$(30	) $	(48)		$(271)		$(436)		$(860)
Year Ended October 31, 2016
From net investment income	$(2,269	) $	(49	) $	(1,953	) $	(51) $	(83,377)	$(28	) $	(39)		$(314)		$(379)		$(816)
From net realized gain on
investments	–		–		–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(2,269	) $	(49	) $	(1,953	) $	(51) $	(83,377)	$(28	) $	(39)		$(314)		$(379)		$(816)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Equity Income Fund

													Period Ended		Year Ended
													April 30, 2017		October 31, 2016
Operations
Net investment income (loss)													$	67,171	$129,181
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														183,574	105,404
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														422,647	68,386
			Net Increase (Decrease) in Net Assets Resulting from Operations											673,392	302,971

Dividends and Distributions to Shareholders
From net investment income														(60,923)	(123,057)
From net realized gain on investments														(109,330)	–
							Total Dividends and Distributions							(170,253)	(123,057)

Capital Share Transactions
Net increase (decrease) in capital share transactions														128,216	(268,290)
						Total Increase (Decrease) in Net Assets								631,355	(88,376)

Net Assets
Beginning of period														5,389,933	5,478,309
End of period (including undistributed net investment income as set forth below)														$6,021,288	$5,389,933
Undistributed (overdistributed) net investment income (loss)													$	37,588	$35,010
	Class A		Class C		Class P	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$45,986		$15,265		$38,447	$470,068	$431		$562		$3,528		$5,088	$7,639
Reinvested	24,616		4,230		3,817	129,694	56		87		1,545		1,337	2,915
Redeemed	(107,124)		(23,341)		(17,678)	(438,283)	(269)		(1,505)		(14,619)		(14,707)	(9,569)
Net Increase (Decrease)	$(36,522	) $	(3,846	) $	24,586	$161,479	$218		$(856	) $	(9,546	) $	(8,282)	$985
Shares:
Sold	1,622		552		1,350	17,002	15		20		125		180	266
Reinvested	873		154		135	4,594	2		3		55		48	103
Redeemed	(3,781)		(842)		(621)	(15,506)	(9)		(53)		(518)		(506)	(336)
Net Increase (Decrease)	(1,286)		(136)		864	6,090	8		(30)		(338)		(278)	33
Year Ended October 31, 2016
Dollars:
Sold	$64,550		$17,234		$35,733	$364,484	$336		$1,390		$5,757		$5,178	$16,901
Reinvested	17,574		2,112		2,620	94,543	33		59		1,144		1,054	2,462
Redeemed	(161,129)		(33,315)		(36,465)	(542,788)	(1,608)		(2,225)		(18,817)		(17,903)	(87,204)
Net Increase (Decrease)	$(79,005)		$ (13,969) $		1,888	$(83,761)	$(1,239	) $	(776)		$ (11,916)		$(11,671)	$ (67,841)
Shares:
Sold	2,493		679		1,377	14,233	13		54		223		202	652
Reinvested	675		83		100	3,625	1		2		44		41	95
Redeemed	(6,274)		(1,322)		(1,414)	(20,924)	(64)		(85)		(729)		(690)	(3,438)
Net Increase (Decrease)	(3,106)		(560)		63	(3,066)	(50)		(29)		(462)		(447)	(2,691)

Distributions:
Period Ended April 30, 2017
From net investment income	$ (8,346) $		(1,116	) $	(1,600)	$ (47,928)	$(15)		$(34	) $	(463	) $	(411)	$(1,010)
From net realized gain on
investments	(17,193)		(3,625)		(2,681)	(81,785)	(41)		(92)		(1,082)		(926)	(1,905)
Total Dividends and Distributions	$ (25,539) $		(4,741	) $	(4,281)	$ (129,713)	$(56)		$(126	) $	(1,545	) $	(1,337)	$(2,915)
Year Ended October 31, 2016
From net investment income	$ (18,285) $		(2,450	) $	(2,954)	$ (94,586)	$(33)		$(89	) $	(1,144	) $	(1,054)	$(2,462)
From net realized gain on
investments	–		–		–	–	–		–		–		–	–
Total Dividends and Distributions	$ (18,285) $		(2,450	) $	(2,954)	$ (94,586)	$(33)		$(89	) $	(1,144	) $	(1,054)	$(2,462)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

						Finisterre Unconstrained Emerging
Amounts in thousands						Markets Bond Fun

						Period Ended	Period Ended
						April 30, 2017	October 31, 2016(a)
Operations
Net investment income (loss)						$487	$354
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						248	255
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						538	63
			Net Increase (Decrease) in Net Assets Resulting from Operations			1,273	672

Dividends and Distributions to Shareholders
From net investment income						(572)	(288)
From net realized gain on investments						(266)	–
					Total Dividends and Distributions	(838)	(288)

Capital Share Transactions
Net increase (decrease) in capital share transactions						222	25,000
					Total Increase (Decrease) in Net Assets	657	25,384

Net Assets
Beginning of period						25,384	–
End of period (including undistributed net investment income as set forth below)						$26,041	$25,384
Undistributed (overdistributed) net investment income (loss)						$(2)	$83
	Class A		Class P		Institutional
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$204	$	– $		16
Reinvested	2		–		–
Net Increase (Decrease)	$206	$	– $		16
Shares:
Sold	21		–		2
Net Increase (Decrease)	21		–		2

Period Ended October 31, 2016(a)
Dollars:
Sold	$150		$100		$24,801
Redeemed	(51)		–		–
Net Increase (Decrease)	$99		$100		$24,801
Shares:
Sold	15		10		2,480
Redeemed	(5)		–		–
Net Increase (Decrease)	10		10		2,480

Distributions:
Period Ended April 30, 2017
From net investment income $	(4	) $	(2	) $	(566)
From net realized gain on
investments	(1)		(1)		(264)
Total Dividends and Distributions $	(5	) $	(3	) $	(830)

Period Ended October 31, 2016(a)
From net investment income $	(2	) $	(1	) $	(285)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(2	) $	(1	) $	(285)

(a)	Period from July 11, 2016, date operations commenced, through October 31, 2016.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Global Diversified Income Fund

					Period Ended	Year Ended
					April 30, 2017	October 31, 2016
Operations
Net investment income (loss)					$287,716	$563,535
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					74,915	(243,679)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					129,104	327,343
		Net Increase (Decrease) in Net Assets Resulting from Operations			491,735	647,199

Dividends and Distributions to Shareholders
From net investment income					(343,757)	(573,868)
				Total Dividends and Distributions	(343,757)	(573,868)

Capital Share Transactions
Net increase (decrease) in capital share transactions					236,389	(253,824)
				Total Increase (Decrease) in Net Assets	384,367	(180,493)

Net Assets
Beginning of period					11,194,824	11,375,317
End of period (including undistributed net investment income as set forth below)					$11,579,191	$11,194,824
Undistributed (overdistributed) net investment income (loss)					$4,353	$60,394
	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$257,879	$138,864	$781,159	$534,512
Reinvested	53,897	49,866	70,295	124,112
Redeemed	(466,610)	(320,812)	(415,546)	(571,227)
Net Increase (Decrease)	$(154,834)	$ (132,082)	$ 435,908	$87,397
Shares:
Sold	18,809	10,191	57,229	39,191
Reinvested	3,956	3,683	5,182	9,146
Redeemed	(34,052)	(23,587)	(30,530)	(41,975)
Net Increase (Decrease)	(11,287)	(9,713)	31,881	6,362
Year Ended October 31, 2016
Dollars:
Sold	$435,151	$243,285	$866,178	$867,710
Reinvested	97,926	88,361	109,479	195,931

Redeemed	(808,425)	(606,946)	(1,134,199)	(608,275)
Net Increase (Decrease)	$(275,348)	$ (275,300)	$ (158,542)	$ 455,366
Shares:
Sold	32,523	18,269	65,064	65,050
Reinvested	7,354	6,678	8,256	14,750
Redeemed	(60,917)	(45,832)	(86,284)	(45,946)
Net Increase (Decrease)	(21,040)	(20,885)	(12,964)	33,854

Distributions:
Period Ended April 30, 2017
From net investment income	$ (60,680)	$ (62,859)	$ (95,464)	$ (124,754)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions	$ (60,680)	$ (62,859)	$ (95,464)	$ (124,754)
Year Ended October 31, 2016
From net investment income	$ (111,872)	$ (113,977)	$ (150,675)	$ (197,344)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions	$ (111,872)	$ (113,977)	$ (150,675)	$ (197,344)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Global Real Estate Securities Fund

										Period Ended		Year Ended
										April 30, 2017		October 31, 2016
Operations
Net investment income (loss)											$11,515	$50,242
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											123,720	46,936
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(106,906)	(99,257)
			Net Increase (Decrease) in Net Assets Resulting from Operations								28,329	(2,079)

Dividends and Distributions to Shareholders
From net investment income											(49,067)	(75,842)
From net realized gain on investments											(5,834)	(52,959)
							Total Dividends and Distributions				(54,901)	(128,801)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(1,449,910)		283,670
						Total Increase (Decrease) in Net Assets				(1,476,482)		152,790

Net Assets
Beginning of period											3,107,467	2,954,677
End of period (including undistributed net investment income as set forth below)											$1,630,985	$3,107,467
Undistributed (overdistributed) net investment income (loss)											$(35,214)	$2,338

	Class A		Class C		Class P	Institutional	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$26,112		$1,639		$72,361	$306,293	$166	$8	$–	$769
Reinvested	3,544		1,078		5,904	37,981	1	1	–	31

Redeemed	(63,930)		(14,133)		(70,416)	(1,756,881)	(11)	–	–	(427)

Net Increase (Decrease)	$(34,274)		$ (11,416) $		7,849	$(1,412,607)	$156	$9	$–	$373
Shares:
Sold	3,184		207		8,253	34,813	19	1	–	86
Reinvested	445		140		693	4,454	–	–	–	4
Redeemed	(7,813)		(1,781)		(8,053)	(202,051)	(1)	–	–	(49)
Net Increase (Decrease)	(4,184)		(1,434)		893	(162,784)	18	1	–	41
Year Ended October 31, 2016
Dollars:
Sold	$87,494		$11,232		$159,900	$627,437	$22	$21	$10	$2,973
Reinvested	5,789		1,860		8,004	102,063	–	–	–	18
Redeemed	(67,743)		(19,167)		(113,224)	(521,060)	–	–	–	(1,959)
Net Increase (Decrease)	$25,540		$(6,075	) $	54,680	$208,440	$22	$21	$10	$1,032
Shares:
Sold	10,293		1,357		17,661	69,239	2	2	1	323
Reinvested	681		227		882	11,239	–	–	–	2
Redeemed	(7,997)		(2,322)		(12,658)	(57,429)	–	–	–	(205)
Net Increase (Decrease)	2,977		(738)		5,885	23,049	2	2	1	120

Distributions:
Period Ended April 30, 2017
From net investment income $	(3,591	) $	(997	) $	(6,478)	$ (37,971)	$(1)	$(1)	$–	$(28)
From net realized gain on
investments	(464)		(145)		(759)	(4,463)	–	–	–	(3)
Total Dividends and Distributions $	(4,055	) $	(1,142	) $	(7,237)	$ (42,434)	$(1)	$(1)	$–	$(31)
Year Ended October 31, 2016
From net investment income $	(3,694	) $	(880	) $	(5,860)	$ (65,393)	$–	$–	$–	$(15)
From net realized gain on
investments	(2,833)		(1,095)		(4,045)	(44,983)	–	–	–	(3)
Total Dividends and Distributions $	(6,527	) $	(1,975	) $	(9,905)	$ (110,376)	$–	$–	$–	$(18)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

											Government & High Quality Bond Fund
Amounts in thousands

										Period Ended		Year Ended
										April 30, 2017		October 31, 2016
Operations
Net investment income (loss)										$	25,912		$46,943
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											(934)		(2,924)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(40,258)		990
			Net Increase (Decrease) in Net Assets Resulting from Operations								(15,280)		45,009

Dividends and Distributions to Shareholders
From net investment income											(30,643)		(57,224)
							Total Dividends and Distributions				(30,643)		(57,224)

Capital Share Transactions
Net increase (decrease) in capital share transactions											47,396		5,946
						Total Increase (Decrease) in Net Assets					1,473		(6,269)

Net Assets
Beginning of period											1,543,214		1,549,483
End of period (including undistributed net investment income as set forth below)											$1,544,687		$1,543,214
Undistributed (overdistributed) net investment income (loss)										$	(9,275)		$(4,544)
	Class A		Class C	Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$21,243		$4,374	$6,704		$6,335	$127,056	$194	$3,526	$3,534	$3,891	$2,593
Reinvested	5,567		847	2,478		387	19,551	41	62	245	289	456
Redeemed	(42,629)		(11,915)	(20,916)		(25,065)	(44,032)	(562)	(3,559)	(5,169)	(3,319)	(4,811)
Net Increase (Decrease)	$(15,819	) $	(6,694)	$ (11,734)		$ (18,343)	$ 102,575	$(327)	$29	$(1,390)	$861	$(1,762)
Shares:
Sold	2,001		414	631		597	12,000	18	333	333	366	246
Reinvested	528		80	235		37	1,853	4	6	23	27	43
Redeemed	(4,034)		(1,130)	(1,977)		(2,363)	(4,163)	(53)	(337)	(485)	(314)	(456)
Net Increase (Decrease)	(1,505)		(636)	(1,111)		(1,729)	9,690	(31)	2	(129)	79	(167)
Year Ended October 31, 2016
Dollars:
Sold	$78,462		$21,436	$27,852		$36,454	$113,387	$1,468	$11,094	$6,094	$8,372	$8,236
Reinvested	10,543		1,539	4,838		622	36,595	80	132	528	425	865
Redeemed	(65,516)		(14,380)	(25,223)		(10,760)	(221,562)	(1,365)	(3,996)	(8,746)	(4,398)	(7,130)
Net Increase (Decrease)	$23,489		$8,595	$7,467		$26,316	$(71,580)	$183	$7,230	$(2,124)	$4,399	$1,971
Shares:
Sold	7,191		1,967	2,549		3,328	10,384	135	1,016	558	766	754
Reinvested	967		141	443		57	3,355	7	12	48	39	79
Redeemed	(6,009)		(1,320)	(2,308)		(983)	(20,291)	(125)	(366)	(801)	(403)	(653)
Net Increase (Decrease)	2,149		788	684		2,402	(6,552)	17	662	(195)	402	180

Distributions:
Period Ended April 30, 2017
From net investment income	$(5,831)		$(877)	$(2,512	) $	(467)	$ (19,672)	$(41)	$(252)	$(246)	$(289)	$(456)
From net realized gain on
investments	–		–	–		–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,831)		$(877)	$(2,512	) $	(467)	$ (19,672)	$(41)	$(252)	$(246)	$(289)	$(456)
Year Ended October 31, 2016
From net investment income	$ (11,048)		$(1,607)	$(4,889	) $	(713)	$ (36,708)	$(80)	$(359)	$(530)	$(425)	$(865)
From net realized gain on
investments	–		–	–		–	–	–	–	–	–	–
Total Dividends and Distributions	$(11,048)		$(1,607)	$(4,889	) $	(713)	$ (36,708)	$(80)	$(359)	$(530)	$(425)	$(865)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						High Yield Fund

						Period Ended Year Ended
						April 30, 2017	October 31, 2016
Operations
Net investment income (loss)						$94,546	$196,101
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						14,221	(111,809)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						98,432	156,441
		Net Increase (Decrease) in Net Assets Resulting from Operations				207,199	240,733

Dividends and Distributions to Shareholders
From net investment income						(96,781)	(211,316)
					Total Dividends and Distributions	(96,781)	(211,316)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(73,949)	(103,149)
				Total Increase (Decrease) in Net Assets		36,469	(73,732)

Net Assets
Beginning of period						3,560,560	3,634,292
End of period (including undistributed net investment income as set forth below)						$3,597,029	$3,560,560
Undistributed (overdistributed) net investment income (loss)						$(11,907)	$(9,672)

	Class A	Class C	Class P	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2017(a)
Dollars:
Sold	$257,747	$15,625	$ 151,802	$468,055	$10
Reinvested	22,830	7,399	13,907	45,765	–
Redeemed	(321,418)	(49,510)	(94,784)	(591,377)	–
Net Increase (Decrease)	$(40,841)	$(26,486)	$70,925	$(77,557)	$10
Shares:
Sold	35,098	2,102	20,581	64,106	1
Reinvested	3,095	994	1,885	6,246	–
Redeemed	(43,768)	(6,675)	(12,892)	(81,075)	–
Net Increase (Decrease)	(5,575)	(3,579)	9,574	(10,723)	1
Year Ended October 31, 2016
Dollars:
Sold	$354,952	$43,246	$ 234,947	$656,315	N/A
Reinvested	50,721	17,483	28,450	99,024	N/A
Redeemed	(515,676)	(96,265)	(276,258)	(700,088)	N/A
Net Increase (Decrease)	$(110,003)	$ (35,536)	$ (12,861)	$ 55,251	N/A
Shares:
Sold	51,005	6,185	34,084	95,034	N/A
Reinvested	7,284	2,492	4,085	14,315	N/A
Redeemed	(74,447)	(13,802)	(40,020)	(101,564)	N/A
Net Increase (Decrease)	(16,158)	(5,125)	(1,851)	7,785	N/A

Distributions:
Period Ended April 30, 2017(a)
From net investment income	$ (24,989) $	(8,470)	$ (15,890)	$ (47,432)	$–
From net realized gain on
investments	–	–	–	–	–
Total Dividends and Distributions	$ (24,989) $	(8,470)	$ (15,890)	$ (47,432)	$–
Year Ended October 31, 2016
From net investment income	$ (55,202)	$ (20,390)	$ (32,715)	$ (103,009)	N/A
From net realized gain on
investments	–	–	–	–	N/A
Total Dividends and Distributions	$ (55,202)	$ (20,390)	$ (32,715)	$ (103,009)	N/A

(a)	Period from November 22, 2016, date operations commenced, through April 30, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			High Yield Fund I

			Period Ended Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$28,609	$50,930
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			6,716	(35,774)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			11,935	53,607
	Net Increase (Decrease) in Net Assets Resulting from Operations		47,260	68,763

Dividends and Distributions to Shareholders
From net investment income			(28,214)	(51,590)
	Total Dividends and Distributions		(28,214)	(51,590)

Capital Share Transactions
Net increase (decrease) in capital share transactions			114,213	70,813
	Total Increase (Decrease) in Net Assets		133,259	87,986

Net Assets
Beginning of period			964,349	876,363
End of period (including undistributed net investment income as set forth below)			$1,097,608	$964,349
Undistributed (overdistributed) net investment income (loss)			$99	$(296)
	Class A	Institutional
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$1,657	$ 313,160
Reinvested	137	27,738
Redeemed	(1,460)	(227,019)
Net Increase (Decrease)	$334	$ 113,879
Shares:
Sold	168	32,015
Reinvested	14	2,806
Redeemed	(148)	(23,101)
Net Increase (Decrease)	34	11,720
Year Ended October 31, 2016
Dollars:
Sold	$2,813	$ 202,432
Reinvested	226	50,819
Redeemed	(1,685)	(183,792)
Net Increase (Decrease)	$1,354	$ 69,459
Shares:
Sold	296	21,498
Reinvested	24	5,377
Redeemed	(180)	(19,516)
Net Increase (Decrease)	140	7,359

Distributions:
Period Ended April 30, 2017
From net investment income$	(139)	$ (28,075)
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(139)	$ (28,075)
Year Ended October 31, 2016
From net investment income$	(228)	$ (51,362)
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(228)	$ (51,362)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Income Fund

										Period Ended			Year Ended
										April 30, 2017			October 31, 2016
Operations
Net investment income (loss)										$		48,190	$	98,909
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												(7,802)		(19,217)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(25,128)		87,917
		Net Increase (Decrease) in Net Assets Resulting from Operations										15,260	167,609

Dividends and Distributions to Shareholders
From net investment income												(53,379)	(115,229)
						Total Dividends and Distributions						(53,379)	(115,229)

Capital Share Transactions
Net increase (decrease) in capital share transactions												6,503		96,876
					Total Increase (Decrease) in Net Assets							(31,616)	149,256

Net Assets
Beginning of period										3,296,899			3,147,643
End of period (including undistributed net investment income as set forth below)										$3,265,283			$3,296,899
Undistributed (overdistributed) net investment income (loss)										$		(20,497)	$	(15,308)
	Class A	Class C	Class J		Class P	Institutional	R-1	R-2		R-3		R-4	R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$25,798	$6,718		$9,712	$13,431	$109,787	$2,808	$210		$3,011		$4,095	$4,064	$699
Reinvested	3,664	660		1,509	348	44,802	251	30		441		422	764	114
Redeemed	(45,992)	(8,858)		(14,219)	(6,123)	(134,708)	(1,917)	(644)		(5,464)		(2,738)	(5,798)	(374)
Net Increase (Decrease)	$(16,530)	$(1,480)		$(2,998)	$7,656	$19,881	$1,142	$(404	) $	(2,012	) $	1,779	$(970)	$439
Shares:
Sold	2,726	705		1,022	1,415	11,554	296	22		317		431	429	74
Reinvested	387	69		159	37	4,718	26	3		46		45	80	12
Redeemed	(4,863)	(929)		(1,499)	(645)	(14,180)	(201)	(68)		(575)		(288)	(609)	(39)
Net Increase (Decrease)	(1,750)	(155)		(318)	807	2,092	121	(43)		(212)		188	(100)	47
Year Ended October 31, 2016
Dollars:
Sold	$51,139	$14,902		$23,515	$19,473	$261,710	$4,290	$888		$6,233		$8,578	$13,025	$799
Reinvested	8,360	1,514		3,179	635	96,385	476	78		1,004		844	1,659	234
Redeemed	(55,569)	(15,273)		(19,938)	(17,240)	(284,632)	(1,531)	(740)		(8,584)		(5,938)	(11,592)	(1,007)
Net Increase (Decrease)	$3,930	$1,143		$6,756	$2,868	$73,463	$3,235	$226		$(1,347	) $	3,484	$3,092	$26
Shares:
Sold	5,371	1,561		2,459	2,066	27,451	448	94		653		900	1,372	83
Reinvested	880	159		334	67	10,121	50	8		105		89	174	25
Redeemed	(5,857)	(1,600)		(2,096)	(1,801)	(29,932)	(161)	(77)		(901)		(620)	(1,229)	(107)
Net Increase (Decrease)	394	120		697	332	7,640	337	25		(143)		369	317	1

Distributions:
Period Ended April 30, 2017
From net investment income $	(3,876)	$(704	) $	(1,529)	$(432)	$ (44,808)	$(251)	$(38)		$(441)		$(422)	$(764)	$(114)
From net realized gain on
investments	–	–		–	–	–	–	–		–		–	–	–
Total Dividends and Distributions $	(3,876)	$(704	) $	(1,529)	$(432)	$ (44,808)	$(251)	$(38)		$(441)		$(422)	$(764)	$(114)
Year Ended October 31, 2016
From net investment income $	(8,776)	$(1,624	) $	(3,221)	$(902)	$ (96,397)	$(476)	$(92)		$(1,004)		$(844)	$(1,659)	$(234)
From net realized gain on
investments	–	–		–	–	–	–	–		–		–	–	–
Total Dividends and Distributions $	(8,776)	$(1,624	) $	(3,221)	$(902)	$ (96,397)	$(476)	$(92)		$(1,004)		$(844)	$(1,659)	$(234)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Inflation Protection Fund

												Period Ended		Year Ended
												April 30, 2017		October 31, 2016
Operations
Net investment income (loss)												$	16,166	$14,820
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													11,307	(18,748)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(36,800)	91,749
			Net Increase (Decrease) in Net Assets Resulting from Operations										(9,327)	87,821

Dividends and Distributions to Shareholders
From net investment income													(12,976)	(13,459)
								Total Dividends and Distributions					(12,976)	(13,459)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(212,003)	89,328
						Total Increase (Decrease) in Net Assets							(234,306)	163,690

Net Assets
Beginning of period													1,809,015	1,645,325
End of period (including undistributed net investment income as set forth below)													$1,574,709	$1,809,015
Undistributed (overdistributed) net investment income (loss)												$	9,243	$6,053

	Class A		Class C		Class J	Institutional		R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$3,384		$745		$1,731	$190,973		$458	$137		$1,083	$561	$607
Reinvested	99		22		56	12,676		5	3		41	18	26
Redeemed	(4,119)		(552)		(1,462)	(415,887)		(402)	(101)		(781)	(479)	(845)
Net Increase (Decrease)	$(636	) $	215		$325	$(212,238	) $	61	$39		$343	$100	$(212)
Shares:
Sold	403		93		209	22,388		56	17		131	67	72
Reinvested	12		3		7	1,505		1	–		5	2	3
Redeemed	(490)		(68)		(178)	(48,490)		(50)	(12)		(95)	(57)	(100)
Net Increase (Decrease)	(75)		28		38	(24,597)		7	5		41	12	(25)
Year Ended October 31, 2016
Dollars:
Sold	$2,568		$668		$1,845	$264,577		$440	$227		$1,445	$981	$1,152
Reinvested	86		18		48	13,197		4	4		34	16	33
Redeemed	(2,743)		(795)		(1,937)	(188,740)		(148)	(258)		(894)	(707)	(1,793)
Net Increase (Decrease)	$(89	) $	(109	) $	(44) $	89,034		$296	$(27	) $	585	$290	$(608)
Shares:
Sold	303		83		223	31,189		54	28		174	119	138
Reinvested	11		2		6	1,607		–	–		5	2	4
Redeemed	(328)		(99)		(235)	(22,322)		(18)	(31)		(109)	(86)	(212)
Net Increase (Decrease)	(14)		(14)		(6)	10,474		36	(3)		70	35	(70)

Distributions:
Period Ended April 30, 2017
From net investment income $	(108	) $	(25)		$(56) $	(12,693)		$(5)	$(4)		$(41)	$(18)	$(26)
From net realized gain on
investments	–		–		–	–		–	–		–	–	–
Total Dividends and Distributions $	(108	) $	(25)		$(56) $	(12,693)		$(5)	$(4)		$(41)	$(18)	$(26)
Year Ended October 31, 2016
From net investment income $	(93	) $	(20)		$(48) $	(13,207)		$(4)	$(4)		$(34)	$(16)	$(33)
From net realized gain on
investments	–		–		–	–		–	–		–	–	–
Total Dividends and Distributions $	(93	) $	(20)		$(48) $	(13,207)		$(4)	$(4)		$(34)	$(16)	$(33)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														International Emerging Markets Fund

														Period Ended				Year Ended
														April 30, 2017				October 31, 2016
Operations
Net investment income (loss)																$2,399				$9,153
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																49,743		(110,712)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																18,113		157,938
			Net Increase (Decrease) in Net Assets Resulting from Operations													70,255				56,379

Dividends and Distributions to Shareholders
From net investment income																(11,228)				(9,038)
									Total Dividends and Distributions							(11,228)				(9,038)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(205,710)				(248,074)
							Total Increase (Decrease) in Net Assets							(146,683)				(200,733)

Net Assets
Beginning of period														985,570				1,186,303
End of period (including undistributed net investment income as set forth below)														$838,887				$985,570
Undistributed (overdistributed) net investment income (loss)																$(898)				$7,931

	Class A		Class C		Class J		Class P		Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2017(a)
Dollars:
Sold	$14,523		$1,244		$8,681		$653		$76,999	$334		$375		$1,112		$3,082		$3,383		$10
Reinvested	658		–		1,000		16		9,164	11		21		79		84		180		–
Redeemed	(10,119)		(728)		(8,193)		(590)		(295,967)	(549)		(463)		(2,157)		(2,021)		(6,532)		–
Net Increase (Decrease)	$5,062		$516		$1,488		$79	$(209,804)		$(204	) $	(67	) $	(966	) $	1,145		$(2,969	) $	10
Shares:
Sold	611		56		387		28		3,361	15		16		49		136		146		1
Reinvested	31		–		49		1		437	–		1		4		4		8		–
Redeemed	(444)		(33)		(373)		(26)		(13,142)	(24)		(21)		(95)		(90)		(296)		–
Net Increase (Decrease)	198		23		63		3		(9,344)	(9)		(4)		(42)		50		(142)		1
Year Ended October 31, 2016
Dollars:
Sold	$6,259		$1,270		$7,233		$777	$170,269		$519		$1,045		$2,405		$2,142	$4,496			N/A
Reinvested	234		–		408		7		8,193	–		–		24		30		128		N/A
Redeemed	(12,316)		(1,914)		(15,174)		(643)		(404,982)	(905)		(1,680)		(3,610)		(3,237)		(9,052)		N/A
Net Increase (Decrease)	$(5,823	) $	(644	) $	(7,533	) $	141	$(226,520)		$(386	) $	(635	) $	(1,181	) $	(1,065	) $	(4,428)		N/A
Shares:
Sold	298		65		357		38		8,563	24		52		119		103		220		N/A
Reinvested	12		–		21		–		408	–		–		1		2		6		N/A
Redeemed	(600)		(97)		(760)		(31)		(20,119)	(44)		(82)		(175)		(157)		(452)		N/A
Net Increase (Decrease)	(290)		(32)		(382)		7		(11,148)	(20)		(30)		(55)		(52)		(226)		N/A

Distributions:
Period Ended April 30, 2017(a)
From net investment income $	(668	) $	–		$(1,001	) $	(17	) $	(9,167)	$(11	) $	(21	) $	(79	) $	(84	) $	(180	) $	–
From net realized gain on
investments	–		–		–		–		–	–		–		–		–		–		–
Total Dividends and Distributions $	(668	) $	–		$(1,001	) $	(17	) $	(9,167)	$(11	) $	(21	) $	(79	) $	(84	) $	(180	) $	–
Year Ended October 31, 2016
From net investment income $	(237	) $	–		$(409	) $	(8	) $	(8,202)	$–		$–		$(24	) $	(30	) $	(128)		N/A
From net realized gain on
investments	–		–		–		–		–	–		–		–		–		–		N/A
Total Dividends and Distributions $	(237	) $	–		$(409	) $	(8	) $	(8,202)	$–		$–		$(24	) $	(30	) $	(128)		N/A

(a)	Period from November 22, 2016, date operations commenced, through April 30, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands																International Fund I

														Period Ended			Year Ended
														April 30, 2017			October 31, 2016
Operations
Net investment income (loss)																$830	$3,855
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																7,329	(17,930)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																26,480	5,290
			Net Increase (Decrease) in Net Assets Resulting from Operations													34,639	(8,785)

Dividends and Distributions to Shareholders
From net investment income																(3,700)	(2,980)
								Total Dividends and Distributions								(3,700)	(2,980)

Capital Share Transactions
Net increase (decrease) in capital share transactions																(29,338)	19,450
						Total Increase (Decrease) in Net Assets										1,601	7,685

Net Assets
Beginning of period														388,536			380,851
End of period (including undistributed net investment income as set forth below)														$390,137			$388,536
Undistributed (overdistributed) net investment income (loss)																$721	$3,591

	Class A		Class P		Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2017(a)
Dollars:
Sold	$1,101		$3,876		$16,058	$241		$544		$503		$363		$1,261		$10
Reinvested	18		675		2,925	–		8		25		17		32		–
Redeemed	(727)		(30,338)		(22,564)	(645)		(264)		(988)		(750)		(719)		–
Net Increase (Decrease)	$392		$(25,787)		$(3,581)	$(404)		$288		$(460	) $	(370	) $	574		$10
Shares:
Sold	82		307		1,230	18		41		38		28		98		1
Reinvested	1		55		236	–		–		2		1		3		–
Redeemed	(56)		(2,348)		(1,718)	(49)		(20)		(75)		(59)		(55)		–
Net Increase (Decrease)	27		(1,986)		(252)	(31)		21		(35)		(30)		46		1
Year Ended October 31, 2016
Dollars:
Sold	$4,614		$43,727		$28,276	$432		$776		$1,809		$510		$2,663		N/A
Reinvested	53		462		2,395	–		–		10		13		46		N/A
Redeemed	(5,430)		(8,779)		(39,866)	(1,231)		(1,318)		(1,071)		(683)		(7,958)		N/A
Net Increase (Decrease)	$(763	) $	35,410		$(9,195)	$(799	) $	(542	) $	748		$(160	) $	(5,249)		N/A
Shares:
Sold	345		3,420		2,214	34		61		142		40		206		N/A
Reinvested	4		35		180	–		–		1		1		4		N/A
Redeemed	(436)		(678)		(3,120)	(98)		(101)		(85)		(53)		(611)		N/A
Net Increase (Decrease)	(87)		2,777		(726)	(64)		(40)		58		(12)		(401)		N/A

Distributions:
Period Ended April 30, 2017(a)
From net investment income $	(18	) $	(675	) $	(2,925)	$–		$(8	) $	(25	) $	(17	) $	(32	) $	–
From net realized gain on
investments	–		–		–	–		–		–		–		–		–
Total Dividends and Distributions $	(18	) $	(675	) $	(2,925)	$–		$(8	) $	(25	) $	(17	) $	(32	) $	–
Year Ended October 31, 2016
From net investment income $	(54	) $	(462	) $	(2,395)	$–		$–		$(10	) $	(13	) $	(46)		N/A
From net realized gain on
investments	–		–		–	–		–		–		–		–		N/A
Total Dividends and Distributions $	(54	) $	(462	) $	(2,395)	$–		$–		$(10	) $	(13	) $	(46)		N/A

(a)	Period from November 22, 2016, date operations commenced, through April 30, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															LargeCap Growth Fund

															Period Ended				Year Ended
															April 30, 2017				October 31, 2016
Operations
Net investment income (loss)																	$2,502			$8,768
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															194,672					296,482
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																	(14,535)			(418,694)
			Net Increase (Decrease) in Net Assets Resulting from Operations												182,639					(113,444)

Dividends and Distributions to Shareholders
From net investment income																	(8,491)			(6,377)
From net realized gain on investments															(237,379)					(279,032)
									Total Dividends and Distributions						(245,870)					(285,409)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(293,731)					(501,378)
							Total Increase (Decrease) in Net Assets								(356,962)					(900,231)

Net Assets
Beginning of period															2,042,267					2,942,498
End of period (including undistributed net investment income as set forth below)															$1,685,305					$2,042,267
Undistributed (overdistributed) net investment income (loss)																	$(658)			$6,061

	Class A		Class C		Class J		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$6,127		$1,320		$5,166		$2,165		$16,680		$306		$185		$827		$1,146		$3,317
Reinvested	42,690		1,924		8,107		955		181,107		587		215		1,702		1,173		6,519
Redeemed	(27,874)		(3,307)		(7,006)		(2,871)		(516,860)		(1,128)		(638)		(4,874)		(3,574)		(7,817)
Net Increase (Decrease)	$20,943		$(63	) $	6,267		$249		$ (319,073)		$(235	) $	(238	) $	(2,345	) $	(1,255	) $	2,019
Shares:
Sold	701		169		626		240		1,776		35		22		87		124		353
Reinvested	5,213		265		1,060		112		20,995		76		27		193		133		750
Redeemed	(3,200)		(425)		(854)		(313)		(56,453)		(138)		(72)		(534)		(385)		(864)
Net Increase (Decrease)	2,714		9		832		39		(33,682)		(27)		(23)		(254)		(128)		239
Year Ended October 31, 2016
Dollars:
Sold	$12,632		$3,627		$7,835		$1,620		$86,796		$422		$648		$2,033		$2,497		$6,012
Reinvested	36,599		1,760		7,268		1,011		227,564		591		333		1,757		1,382		5,952
Redeemed	(47,995)		(6,019)		(16,892)		(3,740)		(799,894)		(1,585)		(3,722)		(5,808)		(6,535)		(17,527)
Net Increase (Decrease)	$1,236		$(632	) $	(1,789	) $	(1,109)		$ (485,534)		$(572	) $	(2,741	) $	(2,018	) $	(2,656	) $	(5,563)
Shares:
Sold	1,307		406		864		161		8,721		46		67		199		240		576
Reinvested	3,712		196		783		99		22,099		63		35		167		132		574
Redeemed	(5,013)		(694)		(1,888)		(377)		(80,950)		(176)		(378)		(565)		(641)		(1,697)
Net Increase (Decrease)	6		(92)		(241)		(117)		(50,130)		(67)		(276)		(199)		(269)		(547)

Distributions:
Period Ended April 30, 2017
From net investment income $	(353	) $	– $		(187	) $	(27	) $	(7,754)	$	– $		– $		– $		(12	) $	(158)
From net realized gain on
investments	(42,852)		(2,146)		(7,935)		(1,036)		(173,366)		(587)		(233)		(1,702)		(1,161)		(6,361)
Total Dividends and Distributions	$ (43,205)		$(2,146	) $	(8,122	) $	(1,063)		$ (181,120)		$(587	) $	(233	) $	(1,702	) $	(1,173	) $	(6,519)
Year Ended October 31, 2016
From net investment income $	– $		– $		– $		(12	) $	(6,359)	$	– $		– $		– $		– $		(6)
From net realized gain on
investments	(37,050)		(2,057)		(7,273)		(1,114)		(221,506)		(591)		(356)		(1,757)		(1,382)		(5,946)
Total Dividends and Distributions	$ (37,050)		$(2,057	) $	(7,273	) $	(1,126)		$ (227,865)		$(591	) $	(356	) $	(1,757	) $	(1,382	) $	(5,952)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												LargeCap Growth Fund I

												Period Ended			Year Ended
												April 30, 2017			October 31, 2016
Operations
Net investment income (loss)												$	4,017			$7,527
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													437,925			334,513
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													486,450			(317,388)
		Net Increase (Decrease) in Net Assets Resulting from Operations											928,392			24,652

Dividends and Distributions to Shareholders
From net investment income													(5,087)			(3,979)
From net realized gain on investments													(292,430)			(816,477)
						Total Dividends and Distributions							(297,517)			(820,456)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(297,820)			513,498
				Total Increase (Decrease) in Net Assets									333,055			(282,306)

Net Assets
Beginning of period													7,057,982			7,340,288
End of period (including undistributed net investment income as set forth below)													$7,391,037			$7,057,982
Undistributed (overdistributed) net investment income (loss)												$	3,717			$4,787

	Class A	Class J	Class P	Institutional		R-1		R-2		R-3		R-4	R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$5,443	$8,349	$296	$399,621		$942		$830		$6,205		$7,382	$13,450		$3,856
Reinvested	640	5,528	54	269,194		301		620		5,313		3,420	11,828		300
Redeemed	(5,778)	(11,362)	(165)	(958,741)		(1,455)		(4,065)		(16,145)		(9,457)	(33,893)		(331)
Net Increase (Decrease)	$305	$2,515	$185	$(289,926)		$(212	) $	(2,615	) $	(4,627	) $	1,345	$(8,615	) $	3,825
Shares:
Sold	455	800	24	32,919		85		79		541		638	1,132		322
Reinvested	56	558	5	22,913		29		61		489		311	1,040		25
Redeemed	(484)	(1,104)	(14)	(78,920)		(134)		(389)		(1,429)		(825)	(2,868)		(27)
Net Increase (Decrease)	27	254	15	(23,088)		(20)		(249)		(399)		124	(696)		320
Year Ended October 31, 2016
Dollars:
Sold	$17,688	$17,522	$199	$648,045		$1,156		$2,143		$10,233		$13,483	$33,920		$3,099
Reinvested	1,761	16,079	145	735,012		965		1,934		17,360		10,727	36,158		171
Redeemed	(9,740)	(29,701)	(369)	(847,019)		(2,435)		(5,031)		(45,039)		(33,466)	(80,205)		(1,297)
Net Increase (Decrease)	$9,709	$3,900	$(25) $	536,038		$(314	) $	(954)		$ (17,446)		$(9,256)	$ (10,127)		$1,973
Shares:
Sold	1,507	1,689	17	54,867		111		209		933		1,219	2,922		269
Reinvested	150	1,581	12	61,459		90		186		1,558		952	3,117		14
Redeemed	(847)	(2,969)	(31)	(71,398)		(232)		(490)		(4,043)		(2,997)	(7,010)		(109)
Net Increase (Decrease)	810	301	(2)	44,928		(31)		(95)		(1,552)		(826)	(971)		174

Distributions:
Period Ended April 30, 2017
From net investment income $	–	$–	$–	$(5,081)	$	– $		– $		– $		–	$ – $		(6)
From net realized gain on
investments	(930)	(5,528)	(55)	(264,113)		(301)		(648)		(5,313)		(3,420)	(11,828)		(294)
Total Dividends and Distributions $	(930)	$(5,528)	$(55) $	(269,194)		$(301	) $	(648	) $	(5,313	) $	(3,420)	$ (11,828)		$(300)
Year Ended October 31, 2016
From net investment income $	–	$–	$–	$(3,978)	$	– $		– $		– $		–	$ – $		(1)
From net realized gain on
investments	(1,819)	(16,081)	(146)	(731,041)		(965)		(2,010)		(17,360)		(10,727)	(36,158)		(170)
Total Dividends and Distributions $	(1,819)	$(16,081)	$(146)	$ (735,019)		$(965	) $	(2,010) $		(17,360)		$ (10,727)	$ (36,158)		$(171)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														LargeCap Growth Fund II

														Period Ended	Year Ended
														April 30, 2017	October 31, 2016
Operations
Net investment income (loss)														$1,486	$3,907
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														15,864	19,590
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														54,657	(21,940)
			Net Increase (Decrease) in Net Assets Resulting from Operations											72,007	1,557

Dividends and Distributions to Shareholders
From net investment income														(4,070)	(3,499)
From net realized gain on investments														(17,106)	(81,620)
									Total Dividends and Distributions					(21,176)	(85,119)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(6,549)	(32,456)
							Total Increase (Decrease) in Net Assets							44,282	(116,018)

Net Assets
Beginning of period														525,926	641,944
End of period (including undistributed net investment income as set forth below)														$570,208	$525,926
Undistributed (overdistributed) net investment income (loss)														$503	$3,087
	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$2,481		$9,459		$92		$199		$353		$107		$1,884
Reinvested	1,463		19,194		29		61		137		58		234
Redeemed	(3,318)		(34,998)		(45)		(412)		(794)		(1,170)		(1,563)
Net Increase (Decrease)	$626		$(6,345)		$76		$(152	) $	(304	) $	(1,005	) $	555
Shares:
Sold	366		1,137		12		28		48		14		239
Reinvested	221		2,392		4		9		19		7		31
Redeemed	(488)		(4,286)		(6)		(58)		(107)		(152)		(202)
Net Increase (Decrease)	99		(757)		10		(21)		(40)		(131)		68
Year Ended October 31, 2016
Dollars:
Sold	$3,509		$10,496		$165		$381		$802		$614		$1,300
Reinvested	5,157		77,467		188		233		902		315		852
Redeemed	(4,773)		(122,560)		(695)		(351)		(3,674)		(565)		(2,219)
Net Increase (Decrease)	$3,893		$ (34,597)		$(342	) $	263		$(1,970	) $	364		$(67)
Shares:
Sold	536		1,263		23		55		116		79		174
Reinvested	796		9,926		26		34		128		43		114
Redeemed	(727)		(15,549)		(102)		(52)		(526)		(77)		(297)
Net Increase (Decrease)	605		(4,360)		(53)		37		(282)		45		(9)

Distributions:
Period Ended April 30, 2017
From net investment income $	(198	) $	(3,822)	$	– $		(3	) $	(7	) $	(5	) $	(35)
From net realized gain on
investments	(1,265)		(15,372)		(29)		(58)		(130)		(53)		(199)
Total Dividends and Distributions $	(1,463)		$ (19,194)		$(29	) $	(61	) $	(137	) $	(58	) $	(234)
Year Ended October 31, 2016
From net investment income $	(94	) $	(3,381)	$	– $		– $		(1	) $	(4	) $	(19)
From net realized gain on
investments	(5,063)		(74,091)		(188)		(233)		(901)		(311)		(833)
Total Dividends and Distributions $	(5,157)		$ (77,472)		$(188	) $	(233	) $	(902	) $	(315	) $	(852)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										LargeCap S&P 500 Index Fund

										Period Ended			Year Ended
										April 30, 2017			October 31, 2016
Operations
Net investment income (loss)										$		44,097	$93,028
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										129,389			88,344
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										461,327			22,907
		Net Increase (Decrease) in Net Assets Resulting from Operations								634,813			204,279

Dividends and Distributions to Shareholders
From net investment income												(94,362)	(83,122)
From net realized gain on investments												(64,057)	(38,990)
					Total Dividends and Distributions					(158,419)			(122,112)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(72,918)	(54,722)
				Total Increase (Decrease) in Net Assets						403,476			27,445

Net Assets
Beginning of period										4,949,807			4,922,362
End of period (including undistributed net investment income as set forth below)										$5,353,283			$4,949,807
Undistributed (overdistributed) net investment income (loss)										$		21,644	$71,909

	Class A	Class C	Class J	Institutional	R-1		R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$39,852	$9,043	$48,202	$243,930	$2,352		$3,745	$22,054		$24,751		$34,856
Reinvested	8,656	954	16,708	107,143	439		765	5,284		5,541		12,597
Redeemed	(29,876)	(3,281)	(42,513)	(435,760)	(2,852)		(4,362)	(27,855)		(37,090)		(76,201)
Net Increase (Decrease)	$18,632	$6,716	$22,397	$(84,687)	$(61	) $	148	$(517	) $	(6,798)		$ (28,748)
Shares:
Sold	2,503	578	3,060	15,276	148		234	1,377		1,553		2,166
Reinvested	551	62	1,073	6,828	28		48	336		351		792
Redeemed	(1,875)	(212)	(2,703)	(27,726)	(180)		(276)	(1,755)		(2,315)		(4,707)
Net Increase (Decrease)	1,179	428	1,430	(5,622)	(4)		6	(42)		(411)		(1,749)
Year Ended October 31, 2016
Dollars:
Sold	$62,244	$15,677	$64,514	$454,080	$3,825		$7,981	$37,527		$45,333		$86,535
Reinvested	6,011	573	12,130	84,428	373		577	4,258		4,834		8,736
Redeemed	(52,292)	(7,889)	(72,682)	(580,138)	(7,190)		(9,776)	(67,849)		(81,810)		(74,732)
Net Increase (Decrease)	$15,963	$8,361	$3,962	$(41,630)	$(2,992	) $	(1,218)	$ (26,064)		$ (31,643)		$20,539
Shares:
Sold	4,249	1,098	4,482	31,365	265		548	2,595		3,133		5,985
Reinvested	423	41	862	5,953	27		41	299		339		608
Redeemed	(3,613)	(558)	(5,059)	(39,869)	(499)		(662)	(4,659)		(5,692)		(5,077)
Net Increase (Decrease)	1,059	581	285	(2,551)	(207)		(73)	(1,765)		(2,220)		1,516

Distributions:
Period Ended April 30, 2017
From net investment income $	(5,082)	$(433)	$(9,731)	$ (65,361)	$(202	) $	(374)	$(2,785)		$(3,106	) $	(7,288)
From net realized gain on
investments	(3,821)	(568)	(6,992)	(41,783)	(237)		(391)	(2,499)		(2,457)		(5,309)
Total Dividends and Distributions $	(8,903)	$(1,001)	$ (16,723)	$ (107,144)	$(439	) $	(765)	$(5,284)		$(5,563)		$ (12,597)
Year Ended October 31, 2016
From net investment income $	(4,026)	$(312)	$(8,010)	$ (58,778)	$(205	) $	(325)	$(2,581)		$(3,112	) $	(5,773)
From net realized gain on
investments	(2,126)	(297)	(4,131)	(25,654)	(168)		(252)	(1,677)		(1,722)		(2,963)
Total Dividends and Distributions $	(6,152)	$(609)	$(12,141)	$ (84,432)	$(373	) $	(577)	$(4,258)		$(4,834	) $	(8,736)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Fund

	Period Ended	Year Ended
	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$18,842	$47,585
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	78,726	56,849
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	158,307	(132,928)
Net Increase (Decrease) in Net Assets Resulting from Operations	255,875	(28,494)

Dividends and Distributions to Shareholders
From net investment income	(49,601)	(50,071)
From net realized gain on investments	(48,083)	(171,070)
Total Dividends and Distributions	(97,684)	(221,141)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(374,971)	110,174
Total Increase (Decrease) in Net Assets	(216,780)	(139,461)

Net Assets
Beginning of period	2,343,175	2,482,636
End of period (including undistributed net investment income as set forth below)	$2,126,395	$2,343,175
Undistributed (overdistributed) net investment income (loss)	$8,423	$39,182

	Class A		Class C	Class J		Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$2,843		$918	$3,687		$187	$50,377	$113		$203		$437		$466		$447
Reinvested	7,707		229	2,838		12	86,153	51		38		168		62		183
Redeemed	(13,720)		(572)	(7,188)		(121)	(508,338)	(297)		(479)		(660)		(239)		(476)
Net Increase (Decrease)	$(3,170	) $	575	$(663	) $	78	$(371,808)	$(133	) $	(238	) $	(55	) $	289		$154
Shares:
Sold	234		78	307		15	4,169	9		17		37		39		37
Reinvested	634		19	238		1	7,107	4		3		14		5		15
Redeemed	(1,132)		(48)	(608)		(10)	(42,501)	(24)		(40)		(55)		(20)		(39)
Net Increase (Decrease)	(264)		49	(63)		6	(31,225)	(11)		(20)		(4)		24		13
Year Ended October 31, 2016
Dollars:
Sold	$6,358		$988	$4,978		$180	$270,191	$569		$803		$1,008		$612		$1,499
Reinvested	16,673		558	6,030		22	196,130	112		76		327		191		522
Redeemed	(24,388)		(2,044)	(11,532)		(211)	(351,572)	(568)		(492)		(1,043)		(1,258)		(4,545)
Net Increase (Decrease)	$(1,357	) $	(498)	$(524	) $	(9)	$114,749	$113		$387		$292		$(455	) $	(2,524)
Shares:
Sold	557		86	444		16	23,847	52		71		88		53		128
Reinvested	1,433		49	528		2	16,875	10		7		28		17		45
Redeemed	(2,109)		(182)	(1,024)		(18)	(30,516)	(51)		(42)		(92)		(110)		(384)
Net Increase (Decrease)	(119)		(47)	(52)		–	10,206	11		36		24		(40)		(211)

Distributions:
Period Ended April 30, 2017
From net investment income $	(3,644	) $	(81)	$(1,370	) $	(6)	$(44,246)	$(20)		$(40)		$(76)		$(29)		$(89)
From net realized gain on
investments	(4,237)		(156)	(1,473)		(6)	(41,907)	(31)		(54)		(92)		(33)		(94)
Total Dividends and Distributions $	(7,881	) $	(237)	$(2,843	) $	(12) $	(86,153)	$(51)		$(94)		$(168)		$(62)		$(183)
Year Ended October 31, 2016
From net investment income $	(3,253	) $	(59)	$(1,198	) $	(5) $	(45,316)	$(16)		$(23)		$(58)		$(37)		$(106)
From net realized gain on
investments	(13,810)		(520)	(4,836)		(17)	(150,814)	(96)		(138)		(269)		(154)		(416)
Total Dividends and Distributions	$ (17,063)		$(579)	$(6,034	) $	$(22)	(196,130)	$(112)		$(161)		$(327)		$(191)		$(522)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												LargeCap Value Fund III

												Period Ended	Year Ended
												April 30, 2017	October 31, 2016
Operations
Net investment income (loss)												$14,555	$33,757
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												71,157	55,398
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												113,807	(30,631)
		Net Increase (Decrease) in Net Assets Resulting from Operations										199,519	58,524

Dividends and Distributions to Shareholders
From net investment income												(33,810)	(33,414)
From net realized gain on investments												(48,030)	(109,456)
							Total Dividends and Distributions					(81,840)	(142,870)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(11,347)	(89,202)
					Total Increase (Decrease) in Net Assets							106,332	(173,548)

Net Assets
Beginning of period												1,734,793	1,908,341
End of period (including undistributed net investment income as set forth below)												$1,841,125	$1,734,793
Undistributed (overdistributed) net investment income (loss)												$7,612	$26,867

	Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$3,319	$ 109,822	$430		$202		$961		$370		$1,505
Reinvested	3,056	77,529	148		109		439		234		320
Redeemed	(5,746)	(199,284)	(650)		(637)		(1,521)		(1,428)		(525)
Net Increase (Decrease)	$629	$ (11,933)	$(72	) $	(326	) $	(121	) $	(824	) $	1,300
Shares:
Sold	212	6,916	27		13		58		24		94
Reinvested	195	4,903	9		7		27		15		20
Redeemed	(367)	(12,662)	(41)		(41)		(93)		(90)		(33)
Net Increase (Decrease)	40	(843)	(5)		(21)		(8)		(51)		81
Year Ended October 31, 2016
Dollars:
Sold	$3,486	$ 107,210	$564		$911		$1,629		$1,001		$2,397
Reinvested	5,197	135,199	311		210		799		442		705
Redeemed	(9,373)	(324,732)	(1,177)		(2,896)		(2,577)		(1,806)		(6,702)
Net Increase (Decrease)	$(690)	$ (82,323)	$(302	) $	(1,775	) $	(149	) $	(363	) $	(3,600)
Shares:
Sold	239	7,393	39		63		106		68		157
Reinvested	363	9,333	21		15		53		31		48
Redeemed	(646)	(22,098)	(82)		(192)		(169)		(122)		(446)
Net Increase (Decrease)	(44)	(5,372)	(22)		(114)		(10)		(23)		(241)

Distributions:
Period Ended April 30, 2017
From net investment income $	(1,147)	$ (32,241)	$(40	) $	(31	) $	(144	) $	(84	) $	(123)
From net realized gain on
investments	(1,914)	(45,288)	(108)		(78)		(295)		(150)		(197)
Total Dividends and Distributions $	(3,061)	$ (77,529)	$(148	) $	(109	) $	(439	) $	(234	) $	(320)
Year Ended October 31, 2016
From net investment income $	(1,017)	$ (31,977)	$(41	) $	(19	) $	(132	) $	(84	) $	(144)
From net realized gain on
investments	(4,187)	(103,222)	(270)		(191)		(667)		(358)		(561)
Total Dividends and Distributions $	(5,204)	$ (135,199)	$(311	) $	(210	) $	(799	) $	(442	) $	(705)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													MidCap Fund

											Period Ended			Year Ended
											April 30, 2017			October 31, 2016
Operations
Net investment income (loss)													$7,577			$41,620
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											249,972			286,978
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											1,399,562			123,231
		Net Increase (Decrease) in Net Assets Resulting from Operations									1,657,111			451,829

Dividends and Distributions to Shareholders
From net investment income													(39,353)			(8,962)
From net realized gain on investments											(248,481)			(639,107)
					Total Dividends and Distributions						(287,834)			(648,069)

Capital Share Transactions
Net increase (decrease) in capital share transactions											620,626			544,438
					Total Increase (Decrease) in Net Assets						1,989,903			348,198

Net Assets
Beginning of period											11,500,759			11,152,561
End of period (including undistributed net investment income as set forth below)											$13,490,662			$11,500,759
Undistributed (overdistributed) net investment income (loss)													$792			$44,515

	Class A	Class C		Class J	Class P		Institutional	R-1		R-2	R-3		R-4	R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$160,353	$8,153		$1,969	$ 1,204,003$		1,160,253	$5,520		$1,931	$10,753		$14,648	$45,098		$2,347
Reinvested	44,277	5,743		6,545	62,455		106,219	1,540		533	2,655		3,088	7,197		–

Redeemed	(523,944)	(48,256)		(14,260)	(465,106)		(1,043,897)	(5,392)		(5,426)	(25,196)		(44,108)	(59,035)		(34)
Net Increase (Decrease)	$(319,314)	$ (34,360)		$(5,746)	$ 801,352		$ 222,575	$1,668		$(2,962)	$ (11,788)		$ (26,372)	$(6,740	) $	2,313
Shares:
Sold	6,993	386		89	51,297		49,635	255		88	476		627	1,942		98
Reinvested	1,969	277		302	2,735		4,638	73		25	120		135	318		–
Redeemed	(22,575)	(2,278)		(642)	(19,979)		(44,374)	(250)		(251)	(1,130)		(1,879)	(2,555)		(1)
Net Increase (Decrease)	(13,613)	(1,615)		(251)	34,053		9,899	78		(138)	(534)		(1,117)	(295)		97
Year Ended October 31, 2016
Dollars:
Sold	$555,502	$17,595		$2,473	$ 1,254,177$		1,484,195 $	12,657		$7,537	$23,428		$36,625	$75,620		N/A
Reinvested	107,141	17,054		16,554	121,589		231,889	3,695		1,750	8,705		8,522	18,381		N/A

Redeemed	(516,465)	(60,187)		(30,957)	(1,010,311)		(1,607,133)	(6,878)		(13,827)	(55,445)		(51,584)	(107,864)		N/A
Net Increase (Decrease)	$146,178	$ (25,538)		$ (11,930)	$ 365,455		$ 108,951	$9,474		$(4,540)	$ (23,312)		$(6,437)	$ (13,863)		N/A
Shares:
Sold	25,906	907		121	58,898		69,929	641		377	1,137		1,735	3,675		N/A
Reinvested	5,265	903		845	5,892		11,205	192		90	435		413	898		N/A
Redeemed	(24,661)	(3,092)		(1,541)	(47,971)		(75,654)	(349)		(707)	(2,709)		(2,418)	(5,256)		N/A
Net Increase (Decrease)	6,510	(1,282)		(575)	16,819		5,480	484		(240)	(1,137)		(270)	(683)		N/A

Distributions:
Period Ended April 30, 2017
From net investment income	$ (2,872) $	– $		(790) $	(12,031)		$ (22,762)	$–	$	– $	– $		(142)	$(756)		$–
From net realized gain on
investments	(44,621)	(6,960)		(5,763)	(62,069)		(114,864)	(1,540)		(622)	(2,655)		(2,946)	(6,441)		–
Total Dividends and Distributions	$ (47,493) $	(6,960	) $	(6,553)	$ (74,100)	$	$ (137,626)	(1,540)		$(622)	$(2,655	) $	(3,088)	$(7,197	) $	–
Year Ended October 31, 2016
From net investment income	$– $	– $		– $	(2,468)		$ (6,494)	$–	$	– $	– $		– $	–		N/A
From net realized gain on
investments	(115,062)	(21,364)		(16,573)	(142,666)		(302,093)	(3,698))		(2,039)	(8,705)		(8,522)	(18,385)		N/A
Total Dividends and Distributions	$ (115,062)	$ (21,364)		$ (16,573)	$ (145,134) )		$ (308,587	$(3,698)		$(2,039)	$(8,705	) $	(8,522)	$ (18,385)		N/A

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Growth Fund

														Period Ended	Year Ended
														April 30, 2017	October 31, 2016
Operations
Net investment income (loss)														$(216)	$245
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														7,872	(7,645)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														11,253	3,439
			Net Increase (Decrease) in Net Assets Resulting from Operations											18,909	(3,961)

Dividends and Distributions to Shareholders
From net investment income														(266)	–
From net realized gain on investments														–	(3,516)
								Total Dividends and Distributions						(266)	(3,516)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(3,729)	(5,790)
						Total Increase (Decrease) in Net Assets								14,914	(13,267)

Net Assets
Beginning of period														129,731	142,998
End of period (including undistributed net investment income as set forth below)														$144,645	$129,731
Undistributed (overdistributed) net investment income (loss)														$(1,009)	$257

	Class J		Institutional	R-1		R-2		R-3			R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$8,699		$13,949	$117		$359		$783			$1,582		$3,208
Reinvested	79		145	–		–		–			4		24
Redeemed	(8,442)		(15,162)	(318)		(759)		(2,263)			(2,751)		(2,983)
Net Increase (Decrease)	$336		$(1,068)	$(201	) $	(400	) $	(1,480)			$(1,165)		$249
Shares:
Sold	1,452		1,880	19		54		112			215		420
Reinvested	14		20	–		–		–			1		3
Redeemed	(1,447)		(2,027)	(52)		(113)		(322)			(363)		(390)
Net Increase (Decrease)	19		(127)	(33)		(59)		(210)			(147)		33
Year Ended October 31, 2016
Dollars:
Sold	$9,441		$21,128	$377		$1,862		$3,163			$3,544		$4,314
Reinvested	1,778		718	42		54		275			120		377
Redeemed	(22,745)		(15,913)	(654)		(1,688)		(4,647)			(2,328)		(5,008)
Net Increase (Decrease)	$(11,526	) $	5,933	$(235)		$228		$(1,209)			$1,336		$(317)
Shares:
Sold	1,744		3,158	66		309		501			555		628
Reinvested	324		105	7		9		42			17		53
Redeemed	(4,236)		(2,350)	(114)		(270)		(714)			(341)		(707)
Net Increase (Decrease)	(2,168)		913	(41)		48		(171)			231		(26)

Distributions:
Period Ended April 30, 2017
From net investment income $	(79	) $	(159)	$–		$–		$–			$(4	) $	(24)
From net realized gain on
investments	–		–	–		–		–			–		–
Total Dividends and Distributions $	(79	) $	(159)	$–		$–		$–			$(4	) $	(24)
Year Ended October 31, 2016
From net investment income $	– $		–	$–		$–		$–	$		– $		–
From net realized gain on
investments	(1,779)		(830)	(42)		(92)		(276)			(120)		(377)
Total Dividends and Distributions $	(1,779	) $	(830)	$(42	) $	(92	) $	(276		) $	(120	) $	(377)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Growth Fund III

														Period Ended	Year Ended
														April 30, 2017	October 31, 2016
Operations
Net investment income (loss)														$(831)	$(800)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														83,667	4,761
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														61,642	(19,583)
			Net Increase (Decrease) in Net Assets Resulting from Operations											144,478	(15,622)

Dividends and Distributions to Shareholders
From net realized gain on investments														(3,078)	(66,578)
									Total Dividends and Distributions					(3,078)	(66,578)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(408,071)	51,031
							Total Increase (Decrease) in Net Assets							(266,671)	(31,169)

Net Assets
Beginning of period														1,358,487	1,389,656
End of period (including undistributed net investment income as set forth below)														$1,091,816	$1,358,487
Undistributed (overdistributed) net investment income (loss)														$(2,627)	$(1,300)

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$1,285		$53,792		$128		$116		$367		$560		$1,363
Reinvested	104		2,905		7		9		16		14		23
Redeemed	(3,069)		(459,208)		(383)		(1,192)		(1,769)		(1,775)		(1,364)
Net Increase (Decrease)	$(1,680)		$ (402,511)		$(248	) $	(1,067	) $	(1,386	) $	(1,201	) $	22
Shares:
Sold	146		5,155		14		13		37		54		130
Reinvested	12		282		1		1		1		2		2
Redeemed	(352)		(44,846)		(42)		(130)		(179)		(178)		(130)
Net Increase (Decrease)	(194)		(39,409)		(27)		(116)		(141)		(122)		2
Year Ended October 31, 2016
Dollars:
Sold	$1,966		$ 230,031		$286		$436		$779		$1,296		$2,007
Reinvested	1,977		62,944		165		185		414		389		504
Redeemed	(5,079)		(232,618)		(1,104)		(1,539)		(3,096)		(3,761)		(5,151)
Net Increase (Decrease)	$(1,136	) $	60,357		$(653	) $	(918	) $	(1,903	) $	(2,076	) $	(2,640)
Shares:
Sold	237		23,709		34		51		83		139		197
Reinvested	243		6,530		20		22		45		41		52
Redeemed	(619)		(23,841)		(134)		(173)		(331)		(393)		(516)
Net Increase (Decrease)	(139)		6,398		(80)		(100)		(203)		(213)		(267)

Distributions:
Period Ended April 30, 2017
From net investment income $	– $		–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(104)		(2,905)		(7)		(9)		(16)		(14)		(23)
Total Dividends and Distributions $	(104	) $	(2,905)		$(7	) $	(9	) $	(16	) $	(14	) $	(23)
Year Ended October 31, 2016
From net investment income $	– $		–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(1,977)		(62,944)		(165)		(185)		(414)		(389)		(504)
Total Dividends and Distributions $	(1,977)		$ (62,944)		$(165	) $	(185	) $	(414	) $	(389	) $	(504)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											MidCap S&P 400 Index Fund

											Period Ended		Year Ended
											April 30, 2017		October 31, 2016
Operations
Net investment income (loss)												$5,894	$16,342
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												56,203	73,153
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												122,201	(25,400)
		Net Increase (Decrease) in Net Assets Resulting from Operations										184,298	64,095

Dividends and Distributions to Shareholders
From net investment income												(16,317)	(13,157)
From net realized gain on investments												(62,050)	(71,785)
							Total Dividends and Distributions					(78,367)	(84,942)

Capital Share Transactions
Net increase (decrease) in capital share transactions												67,577	43,009
					Total Increase (Decrease) in Net Assets							173,508	22,162

Net Assets
Beginning of period												1,206,430	1,184,268
End of period (including undistributed net investment income as set forth below)												$1,379,938	$1,206,430
Undistributed (overdistributed) net investment income (loss)												$2,315	$12,738

	Class J	Institutional	R-1		R-2		R-3	R-4		R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2017(a)
Dollars:
Sold	$20,792	$124,915	$2,677		$9,190		$22,913	$16,057		$46,594	$29
Reinvested	7,345	45,010	712		987		6,352	5,068		12,645	–
Redeemed	(14,324)	(126,325)	(2,903)		(2,830)		(21,967)		(42,802)	(42,558)	–
Net Increase (Decrease)	$13,813	$43,600	$486		$7,347		$7,298	$(21,677	) $	16,681	$29
Shares:
Sold	1,044	6,133	133		434		1,103	775		2,221	1
Reinvested	372	2,220	35		48		309	246		608	–
Redeemed	(723)	(6,242)	(144)		(137)		(1,062)		(2,029)	(2,033)	–
Net Increase (Decrease)	693	2,111	24		345		350		(1,008)	796	1
Year Ended October 31, 2016
Dollars:
Sold	$24,560	$153,339	$4,228		$3,246		$25,870	$23,415		$54,468	N/A
Reinvested	6,706	46,232	1,255		1,080		7,442	8,117		13,634	N/A
Redeemed	(17,352)	(143,974)	(11,959)		(5,567)		(40,811)		(43,118)	(67,802)	N/A
Net Increase (Decrease)	$13,914	$55,597	$(6,476	) $	(1,241	) $	(7,499)	$(11,586)		$300	N/A
Shares:
Sold	1,354	8,325	229		174		1,393	1,254		2,899	N/A
Reinvested	391	2,626	72		61		417	455		756	N/A
Redeemed	(965)	(7,938)	(649)		(296)		(2,197)		(2,342)	(3,598)	N/A
Net Increase (Decrease)	780	3,013	(348)		(61)		(387)		(633)	57	N/A

Distributions:
Period Ended April 30, 2017(a)
From net investment income $	(1,446)	$ (10,256)	$(64)		$(134)		$(1,012)	$(866	) $	(2,539)	$–
From net realized gain on
investments	(5,907)	(34,989)	(648)		(853)		(5,340)		(4,207)	(10,106)	–
Total Dividends and Distributions $	(7,353)	$ (45,245)	$(712)		$(987)		$(6,352)	$(5,073)		$ (12,645)	$ –
Year Ended October 31, 2016
From net investment income $	(925)	$ (8,215)	$(79	) $	(78)		$(782)	$(1,076	) $	(2,002)	N/A
From net realized gain on
investments	(5,782)	(38,492)	(1,176)		(1,002)		(6,660)		(7,041)	(11,632)	N/A
Total Dividends and Distributions $	(6,707)	$ (46,707)	$(1,255	) $	(1,080)		$(7,442)	$(8,117)		$ (13,634)	N/A

(a)	Period from November 22, 2016, date operations commenced, through April 30, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													MidCap Value Fund I

													Period Ended	Year Ended
													April 30, 2017	October 31, 2016
Operations
Net investment income (loss)													$5,119	$19,175
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													38,939	1,774
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													97,771	6,861
		Net Increase (Decrease) in Net Assets Resulting from Operations											141,829	27,810

Dividends and Distributions to Shareholders
From net investment income													(18,022)	(12,346)
From net realized gain on investments													–	(152,143)
								Total Dividends and Distributions					(18,022)	(164,489)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(84,638)	(479,287)
						Total Increase (Decrease) in Net Assets							39,169	(615,966)

Net Assets
Beginning of period													1,111,827	1,727,793
End of period (including undistributed net investment income as set forth below)													$1,150,996	$1,111,827
Undistributed (overdistributed) net investment income (loss)													$714	$14,242

	Class J	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$3,882	$41,281		$232		$636		$1,739		$1,538		$3,134
Reinvested	927	15,715		29		49		212		261		726
Redeemed	(5,085)	(118,265)		(1,097)		(1,260)		(5,392)		(5,585)		(18,315)
Net Increase (Decrease)	$(276)	$ (61,269)		$(836	) $	(575	) $	(3,441	) $	(3,786)		$ (14,455)
Shares:
Sold	274	2,878		17		46		123		109		219
Reinvested	66	1,109		2		4		15		18		51
Redeemed	(358)	(8,285)		(81)		(91)		(384)		(388)		(1,271)
Net Increase (Decrease)	(18)	(4,298)		(62)		(41)		(246)		(261)		(1,001)
Year Ended October 31, 2016
Dollars:
Sold	$4,113	$33,634		$583		$725		$2,454		$4,094		$8,583
Reinvested	6,601	145,283		496		653		2,660		2,523		6,179
Redeemed	(10,169)	(632,412)		(1,561)		(4,613)		(12,299)		(11,494)		(25,320)
Net Increase (Decrease)	$545	$(453,495)		$(482	) $	(3,235	) $	(7,185	) $	(4,877)		$ (10,558)
Shares:
Sold	324	2,601		47		59		198		320		662
Reinvested	539	11,725		42		54		218		207		503
Redeemed	(802)	(49,117)		(126)		(356)		(972)		(906)		(1,961)
Net Increase (Decrease)	61	(34,791)		(37)		(243)		(556)		(379)		(796)

Distributions:
Period Ended April 30, 2017
From net investment income $	(930)	$ (15,815)		$(29	) $	(49	) $	(212	) $	(261	) $	(726)
From net realized gain on
investments	–	–		–		–		–		–		–
Total Dividends and Distributions $	(930)	$ (15,815)		$(29	) $	(49	) $	(212	) $	(261	) $	(726)
Year Ended October 31, 2016
From net investment income $	(271)	$ (11,612)	$	– $		– $		(43	) $	(96	) $	(324)
From net realized gain on
investments	(6,335)	(133,737)		(496)		(667)		(2,617)		(2,427)		(5,864)
Total Dividends and Distributions $	(6,606)	$ (145,349)		$(496	) $	(667	) $	(2,660	) $	(2,523	) $	(6,188)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														MidCap Value Fund III

													Period Ended				Year Ended
													April 30, 2017				October 31, 2016
Operations
Net investment income (loss)													$		8,978			$18,616
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															55,433			8,744
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														120,253				(18,560)
			Net Increase (Decrease) in Net Assets Resulting from Operations											184,664				8,800

Dividends and Distributions to Shareholders
From net investment income															(19,450)			(12,555)
From net realized gain on investments															(5,583)			(25,650)
							Total Dividends and Distributions								(25,033)			(38,205)

Capital Share Transactions
Net increase (decrease) in capital share transactions															8,025			186,357
						Total Increase (Decrease) in Net Assets								167,656				156,952

Net Assets
Beginning of period														1,209,443				1,052,491
End of period (including undistributed net investment income as set forth below)														$1,377,099				$1,209,443
Undistributed (overdistributed) net investment income (loss)													$		3,367			$14,772

	Class A		Class J		Class P	Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$6,877		$3,462		$551	$196,812	$135		$409		$2,592		$5,709		$2,178		$658
Reinvested	209		1,655		13	21,954	9		24		230		351		507		62
Redeemed	(2,383)		(6,682)		(48)	(201,926)	(308)		(287)		(8,378)		(5,585)		(6,730)		(4,045)
Net Increase (Decrease)	$4,703		$(1,565	) $	516	$16,840	$(164	) $	146		$(5,556	) $	475		$(4,045	) $	(3,325)
Shares:
Sold	341		182		27	10,033	7		21		136		298		113		32
Reinvested	11		88		–	1,095	1		1		12		19		27		3
Redeemed	(120)		(353)		(2)	(9,916)	(17)		(15)		(434)		(293)		(347)		(197)
Net Increase (Decrease)	232		(83)		25	1,212	(9)		7		(286)		24		(207)		(162)
Year Ended October 31, 2016
Dollars:
Sold	$7,210		$3,455		$612	$294,563	$457		$591		$7,948		$7,256		$7,725		$309
Reinvested	431		3,598		12	31,706	48		69		532		640		986		137
Redeemed	(4,204)		(13,248)		(104)	(143,886)	(951)		(835)		(5,819)		(5,134)		(7,070)		(677)
Net Increase (Decrease)	$3,437		$(6,195	) $	520	$182,383	$(446	) $	(175	) $	2,661		$2,762		$1,641		$(231)
Shares:
Sold	399		203		34	16,230	28		35		463		426		448		17
Reinvested	24		213		1	1,771	3		4		31		38		58		8
Redeemed	(236)		(773)		(6)	(7,919)	(56)		(48)		(339)		(301)		(409)		(37)
Net Increase (Decrease)	187		(357)		29	10,082	(25)		(9)		155		163		97		(12)

Distributions:
Period Ended April 30, 2017
From net investment income $	(144	) $	(1,240	) $	(10)	$(17,187)	$(5	) $	(15	) $	(160	) $	(259	) $	(382	) $	(48)
From net realized gain on
investments	(66)		(416)		(3)	(4,784)	(4)		(9)		(70)		(92)		(125)		(14)
Total Dividends and Distributions $	(210	) $	(1,656	) $	(13) $	(21,971)	$(9	) $	(24	) $	(230	) $	(351	) $	(507	) $	(62)
Year Ended October 31, 2016
From net investment income $	(117	) $	(993	) $	(8) $	(10,768)	$(9	) $	(14	) $	(132	) $	(177	) $	(291	) $	(46)
From net realized gain on
investments	(324)		(2,607)		(4)	(20,972)	(39)		(55)		(400)		(463)		(695)		(91)
Total Dividends and Distributions $	(441	) $	(3,600	) $	(12) $	(31,740)	$(48	) $	(69	) $	(532	) $	(640	) $	(986	) $	(137)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

							Period Ended	Year Ended
							April 30, 2017	October 31, 2016
Operations
Net investment income (loss)							$1,197	$93
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(29)	54
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations				1,168	147

Dividends and Distributions to Shareholders
From net investment income							(1,197)	(93)
						Total Dividends and Distributions	(1,197)	(93)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(17,827)	(260,437)
						Total Increase (Decrease) in Net Assets	(17,856)	(260,383)

Net Assets
Beginning of period							739,832	1,000,215
End of period (including undistributed net investment income as set forth below)							$721,976	$739,832
Undistributed (overdistributed) net investment income (loss)							$–	$54

	Class A		Class C		Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$234,995		$7,286		$77,051	$16
Reinvested	788		17		373	–
Redeemed	(238,341)		(10,527)		(89,482)	(3)
Net Increase (Decrease)	$(2,558	) $	(3,224)		$ (12,058)	$13
Shares:
Sold	234,995		7,286		77,051	16
Reinvested	788		17		373	–
Redeemed	(238,341)		(10,527)		(89,482)	(3)
Net Increase (Decrease)	(2,558)		(3,224)		(12,058)	13
Year Ended October 31, 2016
Dollars:
Sold	$484,427		$29,020	$152,393		$139,814
Reinvested	–		–		–	82
Redeemed	(498,910)		(29,056)		(138,315)	(399,892)
Net Increase (Decrease)	$(14,483	) $	(36	) $	14,078	$(259,996)
Shares:
Sold	484,425		29,021		152,393	139,814
Reinvested	–		–		–	82
Redeemed	(498,910)		(29,056)		(138,314)	(399,892)
Net Increase (Decrease)	(14,485)		(35)		14,079	(259,996)

Distributions:
Period Ended April 30, 2017
From net investment income $	(798)		$(20)		$(379)	$–
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(798)		$(20)		$(379)	$–
Year Ended October 31, 2016
From net investment income $	–		$–		$–	$(93)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	–		$–		$–	$(93)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Overseas Fund

							Period Ended	Year Ended
							April 30, 2017	October 31, 2016
Operations
Net investment income (loss)							$24,914	$57,116
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							11,170	(52,584)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							329,478	(95,763)
		Net Increase (Decrease) in Net Assets Resulting from Operations					365,562	(91,231)

Dividends and Distributions to Shareholders
From net investment income							(59,567)	(49,221)
From net realized gain on investments							–	(50,581)
					Total Dividends and Distributions		(59,567)	(99,802)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(333,535)	617,833
				Total Increase (Decrease) in Net Assets			(27,540)	426,800

Net Assets
Beginning of period							3,082,144	2,655,344
End of period (including undistributed net investment income as set forth below)							$3,054,604	$3,082,144
Undistributed (overdistributed) net investment income (loss)							$19,927	$54,580
	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$103,724	$8	$–	$177	$36	$36
Reinvested	59,545	–	–	4	9	9
Redeemed	(496,952)	–	(3)	(69)	(50)	(9)
Net Increase (Decrease)	$(333,683)	$8	$(3)	$112	$(5)	$36
Shares:
Sold	10,616	1	–	18	4	3
Reinvested	6,375	–	–	–	1	1
Redeemed	(51,412)	–	–	(7)	(5)	(1)
Net Increase (Decrease)	(34,421)	1	–	11	–	3
Year Ended October 31, 2016
Dollars:
Sold	$792,606	$10	$2	$103	$125	$71
Reinvested	99,758	–	–	10	16	18
Redeemed	(274,746)	–	–	(53)	(25)	(62)
Net Increase (Decrease)	$617,618	$10	$2	$60	$116	$27
Shares:
Sold	85,965	1	–	10	14	9
Reinvested	10,451	–	–	1	2	2
Redeemed	(29,645)	–	–	(5)	(3)	(7)
Net Increase (Decrease)	66,771	1	–	6	13	4

Distributions:
Period Ended April 30, 2017
From net investment income	$ (59,545)	$–	$–	$(4)	$(9)	$(9)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions	$ (59,545)	$–	$–	$(4)	$(9)	$(9)
Year Ended October 31, 2016
From net investment income	$ (49,202)	$–	$–	$(4)	$(7)	$(8)
From net realized gain on
investments	(50,556)	–	–	(6)	(9)	(10)
Total Dividends and Distributions	$ (99,758)	$–	$–	$(10)	$(16)	$(18)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal Capital Appreciation Fund

													Period Ended			Year Ended
													April 30, 2017			October 31, 2016
Operations
Net investment income (loss)															$13,416	$33,366
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													141,653			244,368
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													162,877			(225,461)
			Net Increase (Decrease) in Net Assets Resulting from Operations										317,946			52,273

Dividends and Distributions to Shareholders
From net investment income															(31,633)	(35,363)
From net realized gain on investments													(213,873)			(103,144)
							Total Dividends and Distributions						(245,506)			(138,507)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(36,767)	(90,663)
						Total Increase (Decrease) in Net Assets									35,673	(176,897)

Net Assets
Beginning of period													2,460,612			2,637,509
End of period (including undistributed net investment income as set forth below)													$2,496,285			$2,460,612
Undistributed (overdistributed) net investment income (loss)															$7,510	$25,727
	Class A		Class C		Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$26,032		$5,395		$6,996	$25,427	$219		$364		$1,902		$1,520		$4,555
Reinvested	84,453		5,237		2,859	140,512	261		261		2,925		1,965		4,745
Redeemed	(77,038)		(5,626)		(14,770)	(235,714)	(490)		(483)		(7,756)		(5,211)		(5,307)
Net Increase (Decrease)	$33,447		$5,006		$(4,915)	$ (69,775)	$(10	) $	142		$(2,929	) $	(1,726	) $	3,993
Shares:
Sold	451		117		119	435	4		6		33		26		77
Reinvested	1,507		118		51	2,463	5		5		52		35		84
Redeemed	(1,333)		(122)		(252)	(4,088)	(9)		(8)		(134)		(89)		(91)
Net Increase (Decrease)	625		113		(82)	(1,190)	–		3		(49)		(28)		70
Year Ended October 31, 2016
Dollars:
Sold	$43,915		$8,202		$6,436	$65,583	$370		$1,246		$3,629		$2,524		$6,842
Reinvested	46,595		2,636		1,730	80,281	209		172		1,718		1,153		2,870
Redeemed	(115,065)		(10,385)		(11,269)	(199,337)	(1,782)		(1,700)		(9,494)		(5,120)		(12,622)
Net Increase (Decrease)	$(24,555	) $	453		$(3,103)	$ (53,473)	$(1,203	) $	(282	) $	(4,147	) $	(1,443	) $	(2,910)
Shares:
Sold	784		179		113	1,146	7		22		64		44		118
Reinvested	832		58		30	1,412	4		3		31		21		51
Redeemed	(2,032)		(227)		(197)	(3,460)	(32)		(30)		(167)		(90)		(224)
Net Increase (Decrease)	(416)		10		(54)	(902)	(21)		(5)		(72)		(25)		(55)

Distributions:
Period Ended April 30, 2017
From net investment income $	(9,582	) $	(297	) $	(404)	$ (20,244)	$(12)		$(24	) $	(272	) $	(217)		$(581)
From net realized gain on
investments	(76,749)		(5,077)		(2,671)	(120,269)	(249)		(293)		(2,653)		(1,748)		(4,164)
Total Dividends and Distributions	$ (86,331)		$(5,374	) $	(3,075)	$ (140,513)	$(261)		$(317	) $	(2,925	) $	(1,965)		$(4,745)
Year Ended October 31, 2016
From net investment income	$ (10,765)		$(367	) $	(471)	$ (22,362)	$(37)		$(34	) $	(351	) $	(259)		$(717)
From net realized gain on
investments	(36,737)		(2,362)		(1,330)	(57,981)	(172)		(148)		(1,367)		(894)		(2,153)
Total Dividends and Distributions	$ (47,502)		$(2,729	) $	(1,801)	$ (80,343)	$(209)		$(182	) $	(1,718	) $	(1,153)		$(2,870)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2010 Fund

													Period Ended		Year Ended
													April 30, 2017		October 31, 2016
Operations
Net investment income (loss)														$16,167	$23,348
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														13,421	31,776
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														24,167	(18,106)
			Net Increase (Decrease) in Net Assets Resulting from Operations											53,755	37,018

Dividends and Distributions to Shareholders
From net investment income														(22,971)	(23,573)
From net realized gain on investments														(24,620)	(39,912)
							Total Dividends and Distributions							(47,591)	(63,485)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(129,565)	(136,728)
					Total Increase (Decrease) in Net Assets									(123,401)	(163,195)

Net Assets
Beginning of period														1,217,220	1,380,415
End of period (including undistributed net investment income as set forth below)														$1,093,819	$1,217,220
Undistributed (overdistributed) net investment income (loss)														$4,411	$11,215

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$2,150		$9,852	$12,027	$337		$259		$1,794		$2,358		$2,329
Reinvested	1,225		9,591	30,839	226		262		1,705		1,078		2,643
Redeemed	(3,478)		(23,037)	(140,899)	(1,411)		(1,511)		(9,607)		(5,983)		(22,314)
Net Increase (Decrease)	$(103	) $	(3,594)	$ (98,033)	$(848	) $	(990	) $	(6,108	) $	(2,547)		$(17,342)
Shares:
Sold	163		754	914	26		20		138		181		178
Reinvested	95		746	2,390	17		20		133		85		205
Redeemed	(264)		(1,760)	(10,791)	(108)		(116)		(740)		(459)		(1,718)
Net Increase (Decrease)	(6)		(260)	(7,487)	(65)		(76)		(469)		(193)		(1,335)
Year Ended October 31, 2016
Dollars:
Sold	$7,066		$27,625	$54,340	$843		$1,234		$7,104		$3,048		$12,607
Reinvested	1,845		11,343	41,177	465		459		2,509		1,652		3,999
Redeemed	(16,242)		(38,136)	(182,282)	(5,637)		(5,151)		(22,091)		(12,353)		(32,152)
Net Increase (Decrease)	$(7,331	) $	832	$(86,765)	$(4,329	) $	(3,458) $		(12,478)		$(7,653)		$(15,546)
Shares:
Sold	539		2,141	4,203	67		96		552		235		985
Reinvested	144		891	3,221	36		36		198		130		314
Redeemed	(1,264)		(2,952)	(14,035)	(438)		(396)		(1,699)		(963)		(2,480)
Net Increase (Decrease)	(581)		80	(6,611)	(335)		(264)		(949)		(598)		(1,181)

Distributions:
Period Ended April 30, 2017
From net investment income $	(554	) $	(4,559)	$ (15,336)	$(74	) $	(94	) $	(697	) $	(480	) $	(1,177)
From net realized gain on
investments	(679)		(5,046)	(15,503)	(152)		(168)		(1,008)		(598)		(1,466)
Total Dividends and Distributions $	(1,233	) $	(9,605)	$ (30,839)	$(226	) $	(262	) $	(1,705	) $	(1,078	) $	(2,643)
Year Ended October 31, 2016
From net investment income $	(625	) $	(4,028)	$ (16,027)	$(111	) $	(119	) $	(747	) $	(536	) $	(1,380)
From net realized gain on
investments	(1,240)		(7,331)	(25,150)	(354)		(340)		(1,762)		(1,116)		(2,619)
Total Dividends and Distributions $	(1,865)		$ (11,359)	$ (41,177)	$(465	) $	(459	) $	(2,509	) $	(1,652	) $	(3,999)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2015 Fund

											Period Ended	Year Ended
											April 30, 2017	October 31, 2016
Operations
Net investment income (loss)											$10,212	$13,840
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											19,795	15,728
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											12,564	(8,305)
		Net Increase (Decrease) in Net Assets Resulting from Operations									42,571	21,263

Dividends and Distributions to Shareholders
From net investment income											(13,801)	(13,464)
From net realized gain on investments											(11,860)	(52,726)
								Total Dividends and Distributions			(25,661)	(66,190)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(67,750)	(26,581)
						Total Increase (Decrease) in Net Assets					(50,840)	(71,508)

Net Assets
Beginning of period											760,318	831,826
End of period (including undistributed net investment income as set forth below)											$709,478	$760,318
Undistributed (overdistributed) net investment income (loss)											$2,443	$6,032

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$28,863	$426		$268		$5,646		$2,213		$25,834
Reinvested	19,433	231		193		2,183		1,433		2,188
Redeemed	(90,561)	(1,888)		(1,736)		(14,797)		(6,990)		(40,689)
Net Increase (Decrease)	$(42,265)	$(1,231	) $	(1,275	) $	(6,968	) $	(3,344)		$ (12,667)
Shares:
Sold	2,841	43		27		565		220		2,621
Reinvested	1,945	23		19		223		146		221
Redeemed	(8,947)	(189)		(174)		(1,492)		(697)		(4,032)
Net Increase (Decrease)	(4,161)	(123)		(128)		(704)		(331)		(1,190)
Year Ended October 31, 2016
Dollars:
Sold	$55,460	$983		$1,125		$8,682		$9,511		$16,327
Reinvested	47,947	700		855		6,782		4,064		5,842
Redeemed	(110,578)	(3,336)		(5,239)		(24,406)		(18,906)		(22,394)
Net Increase (Decrease)	$(7,171)	$(1,653	) $	(3,259	) $	(8,942	) $	(5,331	) $	(225)
Shares:
Sold	5,595	102		117		879		962		1,646
Reinvested	4,874	73		89		705		419		601
Redeemed	(11,069)	(340)		(532)		(2,514)		(1,917)		(2,303)
Net Increase (Decrease)	(600)	(165)		(326)		(930)		(536)		(56)

Distributions:
Period Ended April 30, 2017
From net investment income	$ (10,760)	$(95	) $	(74	) $	(1,018	) $	(715	) $	(1,139)
From net realized gain on
investments	(8,673)	(136)		(119)		(1,165)		(718)		(1,049)
Total Dividends and Distributions	$ (19,433)	$(231	) $	(193	) $	(2,183	) $	(1,433	) $	(2,188)
Year Ended October 31, 2016
From net investment income	$ (10,386)	$(70	) $	(106	) $	(1,082	) $	(714	) $	(1,106)
From net realized gain on
investments	(37,561)	(630)		(749)		(5,700)		(3,350)		(4,736)
Total Dividends and Distributions	$ (47,947)	$(700	) $	(855	) $	(6,782	) $	(4,064	) $	(5,842)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2020 Fund

													Period Ended		Year Ended
													April 30, 2017		October 31, 2016
Operations
Net investment income (loss)														$81,760	$103,549
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														88,455	124,665
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														213,278	(75,924)
			Net Increase (Decrease) in Net Assets Resulting from Operations											383,493	152,290

Dividends and Distributions to Shareholders
From net investment income														(106,973)	(98,417)
From net realized gain on investments														(99,462)	(391,213)
							Total Dividends and Distributions							(206,435)	(489,630)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(320,501)	(54,278)
					Total Increase (Decrease) in Net Assets									(143,443)	(391,618)

Net Assets
Beginning of period														5,850,415	6,242,033
End of period (including undistributed net investment income as set forth below)														$5,706,972	$5,850,415
Undistributed (overdistributed) net investment income (loss)														$16,513	$41,726

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$7,303		$44,212	$91,224	$1,298		$2,655		$12,231		$9,691		$19,805
Reinvested	3,649		31,402	143,492	1,137		1,361		7,122		6,114		11,957
Redeemed	(11,238)		(73,486)	(441,718)	(7,915)		(7,348)		(36,675)		(28,434)		(108,340)
Net Increase (Decrease)	$(286	) $	2,128	$(207,002)	$(5,480	) $	(3,332)		$ (17,322)		$ (12,629)		$(76,578)
Shares:
Sold	539		3,299	6,780	97		199		917		728		1,471
Reinvested	275		2,389	10,863	87		104		544		466		909
Redeemed	(832)		(5,488)	(33,020)	(590)		(554)		(2,761)		(2,135)		(8,135)
Net Increase (Decrease)	(18)		200	(15,377)	(406)		(251)		(1,300)		(941)		(5,755)
Year Ended October 31, 2016
Dollars:
Sold	$17,377		$108,532	$228,454	$4,256		$6,588		$27,764		$34,813		$54,728
Reinvested	9,785		70,393	332,443	3,272		4,077		20,794		14,877		33,507
Redeemed	(34,308)		(130,878)	(583,484)	(11,458)		(16,128)		(73,660)		(53,114)		(122,908)
Net Increase (Decrease)	$(7,146	) $	48,047	$(22,587)	$(3,930	) $	(5,463)		$ (25,102)		$(3,424)		$(34,673)
Shares:
Sold	1,316		8,271	17,449	329		506		2,117		2,661		4,242
Reinvested	751		5,457	25,634	255		318		1,621		1,156		2,597
Redeemed	(2,668)		(10,029)	(44,063)	(880)		(1,228)		(5,665)		(4,123)		(9,378)
Net Increase (Decrease)	(601)		3,699	(980)	(296)		(404)		(1,927)		(306)		(2,539)

Distributions:
Period Ended April 30, 2017
From net investment income $	(1,829)		$ (15,995)	$ (76,401)	$(437	) $	(544	) $	(3,144	) $	(2,923	) $	(5,700)
From net realized gain on
investments	(1,986)		(15,440)	(67,091)	(700)		(819)		(3,978)		(3,191)		(6,257)
Total Dividends and Distributions $	(3,815)		$(31,435)	$ (143,492)	$(1,137	) $	(1,363	) $	(7,122	) $	(6,114)		$(11,957)
Year Ended October 31, 2016
From net investment income $	(1,779)		$ (13,154)	$ (70,930)	$(356	) $	(482	) $	(3,136	) $	(2,522	) $	(6,058)
From net realized gain on
investments	(8,473)		(57,250)	(261,513)	(2,916)		(3,599)		(17,658)		(12,355)		(27,449)
Total Dividends and Distributions	$ (10,252)		$(70,404)	$ (332,443)	$(3,272	) $	(4,081) $		(20,794)		$ (14,877)		$(33,507)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal LifeTime 2025 Fund

										Period Ended	Year Ended
										April 30, 2017	October 31, 2016
Operations
Net investment income (loss)										$24,281	$25,237
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										22,531	30,034
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										84,127	(14,511)
		Net Increase (Decrease) in Net Assets Resulting from Operations								130,939	40,760

Dividends and Distributions to Shareholders
From net investment income										(29,315)	(23,573)
From net realized gain on investments										(30,214)	(102,905)
								Total Dividends and Distributions		(59,529)	(126,478)

Capital Share Transactions
Net increase (decrease) in capital share transactions										11,482	221,625
						Total Increase (Decrease) in Net Assets				82,892	135,907

Net Assets
Beginning of period										1,692,802	1,556,895
End of period (including undistributed net investment income as set forth below)										$1,775,694	$1,692,802
Undistributed (overdistributed) net investment income (loss)										$3,940	$8,974

	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$96,575	$1,584		$2,284		$13,040		$9,284	$16,832
Reinvested	45,254	433		478		5,383		3,172	4,808
Redeemed	(113,480)	(2,970)		(3,644)		(26,072)		(9,618)	(31,861)
Net Increase (Decrease)	$28,349	$(953	) $	(882	) $	(7,649	) $	2,838	$(10,221)
Shares:
Sold	9,075	154		219		1,248		885	1,603
Reinvested	4,348	42		46		526		308	465
Redeemed	(10,783)	(284)		(351)		(2,516)		(917)	(3,023)
Net Increase (Decrease)	2,640	(88)		(86)		(742)		276	(955)
Year Ended October 31, 2016
Dollars:
Sold	$186,839	$2,092		$3,864		$30,459		$29,582	$36,114
Reinvested	93,682	1,185		1,579		13,679		6,259	10,094
Redeemed	(110,683)	(4,182)		(6,919)		(34,196)		(16,139)	(21,684)
Net Increase (Decrease)	$169,838	$(905	) $	(1,476	) $	9,942		$19,702	$24,524
Shares:
Sold	18,241	208		382		3,003		2,891	3,551
Reinvested	9,201	119		159		1,370		621	998
Redeemed	(10,720)	(412)		(686)		(3,386)		(1,573)	(2,148)
Net Increase (Decrease)	16,722	(85)		(145)		987		1,939	2,401

Distributions:
Period Ended April 30, 2017
From net investment income	$ (22,986)	$(156	) $	(175	) $	(2,264	) $	(1,425)	$(2,309)
From net realized gain on
investments	(22,268)	(278)		(303)		(3,119)		(1,747)	(2,499)
Total Dividends and Distributions	$ (45,254)	$(434	) $	(478	) $	(5,383	) $	(3,172)	$(4,808)
Year Ended October 31, 2016
From net investment income	$ (18,629)	$(110	) $	(188	) $	(1,945	) $	(981)	$(1,720)
From net realized gain on
investments	(75,053)	(1,075)		(1,391)		(11,734)		(5,278)	(8,374)
Total Dividends and Distributions	$ (93,682)	$(1,185	) $	(1,579) $		(13,679)		$(6,259)	$ (10,094)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2030 Fund

											Period Ended		Year Ended
											April 30, 2017		October 31, 2016
Operations
Net investment income (loss)												$92,555	$103,466
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												97,811	166,696
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												368,220	(145,063)
		Net Increase (Decrease) in Net Assets Resulting from Operations										558,586	125,099

Dividends and Distributions to Shareholders
From net investment income												(110,644)	(98,630)
From net realized gain on investments												(139,825)	(467,060)
						Total Dividends and Distributions						(250,469)	(565,690)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(219,981)	322,588
				Total Increase (Decrease) in Net Assets								88,136	(118,003)

Net Assets
Beginning of period												6,577,380	6,695,383
End of period (including undistributed net investment income as set forth below)												$6,665,516	$6,577,380
Undistributed (overdistributed) net investment income (loss)												$11,352	$29,441

	Class A	Class J	Institutional	R-1		R-2		R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$9,151	$48,895	$154,649	$2,148		$2,608		$13,092	$14,751		$29,467
Reinvested	4,005	39,980	176,504	1,076		1,499		7,618	6,557		13,068
Redeemed	(10,386)	(65,797)	(484,235)	(5,217)		(4,897)		(37,959)	(25,307)		(111,251)
Net Increase (Decrease)	$2,770	$23,078	$(153,082)	$(1,993	) $	(790)		$(17,249)	$(3,999)		$(68,716)
Shares:
Sold	671	3,600	11,340	159		192		965	1,061		2,151
Reinvested	300	3,005	13,235	81		113		574	478		981
Redeemed	(762)	(4,850)	(35,901)	(382)		(365)		(2,822)	(1,817)		(8,233)
Net Increase (Decrease)	209	1,755	(11,326)	(142)		(60)		(1,283)	(278)		(5,101)
Year Ended October 31, 2016
Dollars:
Sold	$23,216	$125,927	$390,889	$3,794		$6,686		$36,647	$32,732		$68,029
Reinvested	10,076	87,462	389,304	3,085		4,269		20,010	16,041		35,053
Redeemed	(32,505)	(123,301)	(514,828)	(10,761)		(18,458)		(56,163)	(51,103)		(123,513)
Net Increase (Decrease)	$787	$90,088	$265,365	$(3,882	) $	(7,503	) $	494	$(2,330)		$(20,431)
Shares:
Sold	1,758	9,556	29,732	292		510		2,778	2,411		5,212
Reinvested	769	6,708	29,749	238		329		1,538	1,196		2,684
Redeemed	(2,498)	(9,367)	(38,448)	(822)		(1,371)		(4,253)	(3,801)		(9,317)
Net Increase (Decrease)	29	6,897	21,033	(292)		(532)		63	(194)		(1,421)

Distributions:
Period Ended April 30, 2017
From net investment income $	(1,661)	$ (17,134)	$ (80,519)	$(322	) $	(476	) $	(2,754)	$(2,584	) $	(5,194)
From net realized gain on
investments	(2,495)	(22,854)	(95,985)	(754)		(1,025)		(4,865)	(3,973)		(7,874)
Total Dividends and Distributions $	(4,156)	$ (39,988)	$ (176,504)	$(1,076)		$(1,501)		$(7,619)	$(6,557)		$(13,068)
Year Ended October 31, 2016
From net investment income $	(1,555)	$ (13,905)	$ (72,301)	$(254)		$(403)		$(2,516)	$(2,316)		$(5,380)
From net realized gain on
investments	(8,883)	(73,580)	(317,003)	(2,831)		(3,871)		(17,494)	(13,725)		(29,673)
Total Dividends and Distributions	$(10,438)	$ (87,485)	$ (389,304)	$(3,085)		$(4,274)		$(20,010)	$ (16,041)		$(35,053)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2035 Fund

							Period Ended	Year Ended
							April 30, 2017	October 31, 2016
Operations
Net investment income (loss)							$17,986	$16,900
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							28,975	38,228
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							72,713	(38,901)
		Net Increase (Decrease) in Net Assets Resulting from Operations					119,674	16,227

Dividends and Distributions to Shareholders
From net investment income							(19,126)	(16,218)
From net realized gain on investments							(34,175)	(45,939)
					Total Dividends and Distributions		(53,301)	(62,157)

Capital Share Transactions
Net increase (decrease) in capital share transactions							9,448	137,226
				Total Increase (Decrease) in Net Assets			75,821	91,296

Net Assets
Beginning of period							1,289,903	1,198,607
End of period (including undistributed net investment income as set forth below)							$1,365,724	$1,289,903
Undistributed (overdistributed) net investment income (loss)							$1,949	$3,089

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$81,735	$892	$1,203	$11,766	$10,608	$15,528
Reinvested	41,424	448	464	4,156	2,823	3,977
Redeemed	(105,353)	(2,606)	(830)	(21,602)	(6,986)	(28,199)
Net Increase (Decrease)	$17,806	$(1,266)	$837	$(5,680)	$6,445	$(8,694)
Shares:
Sold	7,285	82	109	1,063	961	1,395
Reinvested	3,779	41	43	384	259	365
Redeemed	(9,532)	(234)	(76)	(1,970)	(630)	(2,550)
Net Increase (Decrease)	1,532	(111)	76	(523)	590	(790)
Year Ended October 31, 2016
Dollars:
Sold	$149,510	$2,389	$2,702	$21,557	$21,274	$25,071
Reinvested	47,072	570	699	5,665	3,130	5,021
Redeemed	(78,301)	(2,539)	(4,684)	(27,900)	(17,002)	(17,008)
Net Increase (Decrease)	$118,281	$420	$(1,283)	$(678)	$7,402	$13,084
Shares:
Sold	13,939	226	254	2,025	1,983	2,335
Reinvested	4,354	54	66	531	292	467
Redeemed	(7,156)	(241)	(440)	(2,620)	(1,563)	(1,581)
Net Increase (Decrease)	11,137	39	(120)	(64)	712	1,221

Distributions:
Period Ended April 30, 2017
From net investment income	$ (15,525)	$(101)	$(112)	$(1,166)	$(875)	$(1,347)
From net realized gain on
investments	(25,899)	(347)	(361)	(2,990)	(1,948)	(2,630)
Total Dividends and Distributions	$ (41,424)	$(448)	$(473)	$(4,156)	$(2,823)	$(3,977)
Year Ended October 31, 2016
From net investment income	$ (13,042)	$(76)	$(114)	$(1,104)	$(685)	$(1,197)
From net realized gain on
investments	(34,030)	(494)	(585)	(4,561)	(2,445)	(3,824)
Total Dividends and Distributions	$ (47,072)	$(570)	$(699)	$(5,665)	$(3,130)	$(5,021)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2040 Fund

													Period Ended	Year Ended
													April 30, 2017	October 31, 2016
Operations
Net investment income (loss)													$60,450	$61,355
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													108,105	160,470
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													256,454	(178,217)
			Net Increase (Decrease) in Net Assets Resulting from Operations										425,009	43,608

Dividends and Distributions to Shareholders
From net investment income													(63,939)	(59,284)
From net realized gain on investments													(140,484)	(212,795)
							Total Dividends and Distributions						(204,423)	(272,079)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(73,054)	171,708
					Total Increase (Decrease) in Net Assets								147,532	(56,763)

Net Assets
Beginning of period													4,354,967	4,411,730
End of period (including undistributed net investment income as set forth below)													$4,502,499	$4,354,967
Undistributed (overdistributed) net investment income (loss)													$5,333	$8,822

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$6,252		$34,660	$140,621	$1,981		$2,493		$13,544		$8,029	$16,355
Reinvested	3,747		29,045	146,291	964		1,321		6,182		5,767	11,011
Redeemed	(6,766)		(37,485)	(320,218)	(4,769)		(3,516)		(24,689)		(18,398)	(85,476)
Net Increase (Decrease)	$3,233		$26,220	$(33,306)	$(1,824	) $	298		$(4,963	) $	(4,602)	$(58,110)
Shares:
Sold	444		2,438	9,813	140		175		955		568	1,142
Reinvested	272		2,091	10,449	70		95		447		417	790
Redeemed	(480)		(2,635)	(22,643)	(336)		(250)		(1,766)		(1,305)	(6,048)
Net Increase (Decrease)	236		1,894	(2,381)	(126)		20		(364)		(320)	(4,116)
Year Ended October 31, 2016
Dollars:
Sold	$12,944		$83,356	$312,584	$3,079		$6,320		$21,655		$25,419	$48,919
Reinvested	5,437		36,801	191,736	1,489		1,907		9,119		7,947	17,542
Redeemed	(19,719)		(71,622)	(351,709)	(7,109)		(11,156)		(34,410)		(32,559)	(86,262)
Net Increase (Decrease)	$(1,338	) $	48,535	$152,611	$(2,541	) $	(2,929	) $	(3,636	) $	807	$(19,801)
Shares:
Sold	951		6,066	22,622	226		459		1,586		1,850	3,581
Reinvested	399		2,678	13,836	109		139		667		580	1,273
Redeemed	(1,492)		(5,227)	(24,999)	(514)		(793)		(2,501)		(2,386)	(6,162)
Net Increase (Decrease)	(142)		3,517	11,459	(179)		(195)		(248)		44	(1,308)

Distributions:
Period Ended April 30, 2017
From net investment income $	(1,044)		$(8,605)	$ (47,872)	$(168)		$(265	) $	(1,463	) $	(1,551)	$(2,971)
From net realized gain on
investments	(2,770)		(20,449)	(98,421)	(796)		(1,073)		(4,719)		(4,216)	(8,040)
Total Dividends and Distributions $	(3,814)		$ (29,054)	$ (146,293)	$(964)		$(1,338	) $	(6,182	) $	(5,767)	$(11,011)
Year Ended October 31, 2016
From net investment income $	(1,024)		$(7,123)	$ (44,577)	$(135)		$(207	) $	(1,410	) $	(1,442)	$(3,366)
From net realized gain on
investments	(4,495)		(29,685)	(147,159)	(1,354)		(1,712)		(7,709)		(6,505)	(14,176)
Total Dividends and Distributions $	(5,519)		$ (36,808)	$ (191,736)	$(1,489)		$(1,919	) $	(9,119	) $	(7,947)	$(17,542)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2045 Fund

							Period Ended	Year Ended
							April 30, 2017	October 31, 2016
Operations
Net investment income (loss)							$11,703	$10,284
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							16,789	27,610
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							58,781	(28,543)
		Net Increase (Decrease) in Net Assets Resulting from Operations					87,273	9,351

Dividends and Distributions to Shareholders
From net investment income							(12,265)	(9,793)
From net realized gain on investments							(24,912)	(28,240)
					Total Dividends and Distributions		(37,177)	(38,033)

Capital Share Transactions
Net increase (decrease) in capital share transactions							7,855	133,712
				Total Increase (Decrease) in Net Assets			57,951	105,030

Net Assets
Beginning of period							850,837	745,807
End of period (including undistributed net investment income as set forth below)							$908,788	$850,837
Undistributed (overdistributed) net investment income (loss)							$647	$1,209

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$80,349	$699	$1,554	$7,835	$8,657	$9,587
Reinvested	29,340	260	373	2,854	1,721	2,619
Redeemed	(82,983)	(1,584)	(847)	(11,449)	(4,110)	(37,020)
Net Increase (Decrease)	$26,706	$(625)	$1,080	$(760)	$6,268	$(24,814)
Shares:
Sold	7,033	62	139	695	771	849
Reinvested	2,614	24	34	260	156	236
Redeemed	(7,375)	(140)	(77)	(1,030)	(365)	(3,324)
Net Increase (Decrease)	2,272	(54)	96	(75)	562	(2,239)
Year Ended October 31, 2016
Dollars:
Sold	$130,447	$1,532	$2,881	$17,022	$15,590	$20,188
Reinvested	28,478	315	521	3,214	1,691	3,809
Redeemed	(50,561)	(2,132)	(4,430)	(14,018)	(10,153)	(10,682)
Net Increase (Decrease)	$108,364	$(285)	$(1,028)	$6,218	$7,128	$13,315
Shares:
Sold	11,908	144	269	1,579	1,432	1,866
Reinvested	2,577	29	49	297	155	349
Redeemed	(4,554)	(198)	(411)	(1,303)	(914)	(971)
Net Increase (Decrease)	9,931	(25)	(93)	573	673	1,244

Distributions:
Period Ended April 30, 2017
From net investment income	$ (10,128)	$(51)	$(79)	$(737)	$(483)	$(787)
From net realized gain on
investments	(19,212)	(211)	(302)	(2,117)	(1,238)	(1,832)
Total Dividends and Distributions	$ (29,340)	$(262)	$(381)	$(2,854)	$(1,721)	$(2,619)
Year Ended October 31, 2016
From net investment income $	(7,798)	$(35)	$(82)	$(626)	$(368)	$(884)
From net realized gain on
investments	(20,680)	(280)	(444)	(2,588)	(1,323)	(2,925)
Total Dividends and Distributions	$ (28,478)	$(315)	$(526)	$(3,214)	$(1,691)	$(3,809)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal LifeTime 2050 Fund

										Period Ended		Year Ended
										April 30, 2017		October 31, 2016
Operations
Net investment income (loss)											$31,840	$30,761
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											57,147	87,592
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											160,287	(97,582)
		Net Increase (Decrease) in Net Assets Resulting from Operations									249,274	20,771

Dividends and Distributions to Shareholders
From net investment income											(33,100)	(29,751)
From net realized gain on investments											(76,997)	(98,514)
						Total Dividends and Distributions					(110,097)	(128,265)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(36,555)	193,270
				Total Increase (Decrease) in Net Assets							102,622	85,776

Net Assets
Beginning of period											2,362,888	2,277,112
End of period (including undistributed net investment income as set forth below)											$2,465,510	$2,362,888
Undistributed (overdistributed) net investment income (loss)											$1,655	$2,915

	Class A	Class J	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$8,027	$14,262	$125,170	$1,300		$2,204		$8,261	$5,971	$10,581
Reinvested	2,854	8,951	85,008	653		855		3,328	2,906	5,496
Redeemed	(5,443)	(16,389)	(205,395)	(2,225)		(2,010)		(12,339)	(11,491)	(67,090)
Net Increase (Decrease)	$5,438	$6,824	$4,783	$(272	) $	1,049		$(750)	$(2,614)	$(51,013)
Shares:
Sold	572	1,044	8,949	94		159		593	430	757
Reinvested	207	671	6,208	48		63		246	213	402
Redeemed	(386)	(1,197)	(14,861)	(159)		(147)		(903)	(831)	(4,881)
Net Increase (Decrease)	393	518	296	(17)		75		(64)	(188)	(3,722)
Year Ended October 31, 2016
Dollars:
Sold	$17,849	$37,817	$263,023	$3,239		$4,578		$16,056	$16,561	$33,747
Reinvested	3,694	10,134	95,723	842		1,035		4,034	3,548	9,208
Redeemed	(21,439)	(27,420)	(182,929)	(4,577)		(6,714)		(15,525)	(19,201)	(50,013)
Net Increase (Decrease)	$104	$20,531	$175,817	$(496	) $	(1,101	) $	4,565	$908	$(7,058)
Shares:
Sold	1,320	2,865	19,581	245		344		1,204	1,238	2,533
Reinvested	272	770	7,081	63		77		302	264	684
Redeemed	(1,616)	(2,095)	(13,345)	(343)		(493)		(1,170)	(1,423)	(3,659)
Net Increase (Decrease)	(24)	1,540	13,317	(35)		(72)		336	79	(442)

Distributions:
Period Ended April 30, 2017
From net investment income $	(754)	$(2,397)	$ (26,816)	$(110)		$(163)		$(762)	$(745)	$(1,353)
From net realized gain on
investments	(2,135)	(6,557)	(58,192)	(543)		(700)		(2,566)	(2,161)	(4,143)
Total Dividends and Distributions $	(2,889)	$(8,954)	$ (85,008)	$(653)		$(863)		$(3,328)	$(2,906)	$(5,496)
Year Ended October 31, 2016
From net investment income $	(733)	$(1,945)	$ (23,634)	$(88)		$(117)		$(669)	$(688)	$(1,877)
From net realized gain on
investments	(3,000)	(8,192)	(72,089)	(754)		(923)		(3,365)	(2,860)	(7,331)
Total Dividends and Distributions $	(3,733)	$(10,137)	$ (95,723)	$(842)		$(1,040)		$(4,034)	$(3,548)	$(9,208)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2055 Fund

											Period Ended	Year Ended
											April 30, 2017	October 31, 2016
Operations
Net investment income (loss)											$4,179	$3,079
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											4,935	8,440
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											24,737	(7,649)
		Net Increase (Decrease) in Net Assets Resulting from Operations									33,851	3,870

Dividends and Distributions to Shareholders
From net investment income											(4,281)	(2,917)
From net realized gain on investments											(7,784)	(6,784)
								Total Dividends and Distributions			(12,065)	(9,701)

Capital Share Transactions
Net increase (decrease) in capital share transactions											18,610	88,735
						Total Increase (Decrease) in Net Assets					40,396	82,904

Net Assets
Beginning of period											305,288	222,384
End of period (including undistributed net investment income as set forth below)											$345,684	$305,288
Undistributed (overdistributed) net investment income (loss)											$134	$236

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$44,158	$603		$740		$4,366		$3,663		$4,436
Reinvested	9,740	94		94		826		592		719
Redeemed	(32,968)	(420)		(333)		(2,425)		(1,763)		(13,512)
Net Increase (Decrease)	$20,930	$277		$501		$2,767		$2,492		$(8,357)
Shares:
Sold	3,710	52		64		374		313		376
Reinvested	836	9		8		73		51		62
Redeemed	(2,834)	(36)		(29)		(211)		(150)		(1,168)
Net Increase (Decrease)	1,712	25		43		236		214		(730)
Year Ended October 31, 2016
Dollars:
Sold	$75,619	$1,155		$1,349		$8,093		$7,135		$10,389
Reinvested	7,538	80		94		683		480		826
Redeemed	(14,101)	(701)		(1,026)		(2,992)		(3,678)		(2,208)
Net Increase (Decrease)	$69,056	$534		$417		$5,784		$3,937		$9,007
Shares:
Sold	6,696	105		123		729		642		927
Reinvested	661	7		8		61		43		73
Redeemed	(1,229)	(62)		(92)		(275)		(321)		(195)
Net Increase (Decrease)	6,128	50		39		515		364		805

Distributions:
Period Ended April 30, 2017
From net investment income $	(3,586)	$(21	) $	(21	) $	(238	) $	(183	) $	(232)
From net realized gain on
investments	(6,154)	(73)		(73)		(588)		(409)		(487)
Total Dividends and Distributions $	(9,740)	$(94	) $	(94	) $	(826	) $	(592	) $	(719)
Year Ended October 31, 2016
From net investment income $	(2,377)	$(13	) $	(19	) $	(161	) $	(123	) $	(224)
From net realized gain on
investments	(5,161)	(67)		(75)		(522)		(357)		(602)
Total Dividends and Distributions $	(7,538)	$(80	) $	(94	) $	(683	) $	(480	) $	(826)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Principal LifeTime 2060 Fund

													Period Ended	Year Ended
													April 30, 2017	October 31, 2016
Operations
Net investment income (loss)													$2,257	$1,555
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													1,442	3,934
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													15,317	(3,483)
			Net Increase (Decrease) in Net Assets Resulting from Operations										19,016	2,006

Dividends and Distributions to Shareholders
From net investment income													(2,304)	(1,464)
From net realized gain on investments													(3,373)	(2,084)
								Total Dividends and Distributions					(5,677)	(3,548)

Capital Share Transactions
Net increase (decrease) in capital share transactions													38,756	49,659
						Total Increase (Decrease) in Net Assets							52,095	48,117

Net Assets
Beginning of period													155,525	107,408
End of period (including undistributed net investment income as set forth below)													$207,620	$155,525
Undistributed (overdistributed) net investment income (loss)													$89	$136
	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$1,655		$43,449	$375		$464		$1,828		$1,645		$3,168
Reinvested	166		4,847	35		31		172		152		274
Redeemed	(663)		(14,270)	(125)		(239)		(683)		(1,276)		(2,249)
Net Increase (Decrease)	$1,158		$34,026	$285		$256		$1,317		$521		$1,193
Shares:
Sold	135		3,512	31		38		150		134		258
Reinvested	14		402	3		3		14		13		23
Redeemed	(54)		(1,172)	(10)		(20)		(57)		(106)		(186)
Net Increase (Decrease)	95		2,742	24		21		107		41		95
Year Ended October 31, 2016
Dollars:
Sold	$2,672		$55,352	$669		$584		$2,435		$2,842		$4,809
Reinvested	137		2,956	16		17		110		108		204
Redeemed	(2,025)		(14,041)	(114)		(343)		(1,098)		(1,582)		(4,049)
Net Increase (Decrease)	$784		$44,267	$571		$258		$1,447		$1,368		$964
Shares:
Sold	232		4,745	58		51		212		245		415
Reinvested	12		252	2		2		9		9		17
Redeemed	(177)		(1,192)	(10)		(30)		(95)		(141)		(341)
Net Increase (Decrease)	67		3,805	50		23		126		113		91

Distributions:
Period Ended April 30, 2017
From net investment income $	(59	) $	(2,014)	$(10	) $	(9	) $	(57	) $	(55	) $	(100)
From net realized gain on
investments	(107)		(2,833)	(25)		(22)		(115)		(97)		(174)
Total Dividends and Distributions $	(166	) $	(4,847)	$(35	) $	(31	) $	(172	) $	(152	) $	(274)
Year Ended October 31, 2016
From net investment income $	(51	) $	(1,251)	$(5	) $	(5	) $	(36	) $	(40	) $	(76)
From net realized gain on
investments	(86)		(1,705)	(11)		(12)		(74)		(68)		(128)
Total Dividends and Distributions $	(137	) $	(2,956)	$(16	) $	(17	) $	(110	) $	(108	) $	(204)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2015 Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$287	$157
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			150	44
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			658	165
		Net Increase (Decrease) in Net Assets Resulting from Operations	1,095	366

Dividends and Distributions to Shareholders
From net investment income			(294)	(119)
From net realized gain on investments			(51)	(1)
		Total Dividends and Distributions	(345)	(120)

Capital Share Transactions
Net increase (decrease) in capital share transactions			13,536	4,276
		Total Increase (Decrease) in Net Assets	14,286	4,522

Net Assets
Beginning of period			12,218	7,696
End of period (including undistributed net investment income as set forth below)			$26,504	$12,218
Undistributed (overdistributed) net investment income (loss)			$34	$41
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$18,152	$222
Reinvested	345	–
Redeemed	(5,171)	(12)
Net Increase (Decrease)	$13,326	$210
Shares:
Sold	1,782	22
Reinvested	34	–
Redeemed	(507)	(1)
Net Increase (Decrease)	1,309	21
Year Ended October 31, 2016
Dollars:
Sold	$6,365	$–
Reinvested	120	–
Redeemed	(2,209)	–
Net Increase (Decrease)	$4,276	$–
Shares:
Sold	645	–
Reinvested	12	–
Redeemed	(222)	–
Net Increase (Decrease)	435	–

Distributions:
Period Ended April 30, 2017
From net investment income$	(294)	$–
From net realized gain on
investments	(51)	–
Total Dividends and Distributions $	(345)	$–
Year Ended October 31, 2016
From net investment income$	(119)	$–
From net realized gain on
investments	(1)	–
Total Dividends and Distributions $	(120)	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2020 Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$1,057	$486
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			489	169
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			2,795	490
		Net Increase (Decrease) in Net Assets Resulting from Operations	4,341	1,145

Dividends and Distributions to Shareholders
From net investment income			(1,081)	(382)
From net realized gain on investments			(169)	–
		Total Dividends and Distributions	(1,250)	(382)

Capital Share Transactions
Net increase (decrease) in capital share transactions			46,199	19,341
		Total Increase (Decrease) in Net Assets	49,290	20,104

Net Assets
Beginning of period			43,552	23,448
End of period (including undistributed net investment income as set forth below)			$92,842	$43,552
Undistributed (overdistributed) net investment income (loss)			$86	$110
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$49,880	$585
Reinvested	1,250	–
Redeemed	(5,412)	(104)
Net Increase (Decrease)	$45,718	$481
Shares:
Sold	4,833	58
Reinvested	124	–
Redeemed	(526)	(10)
Net Increase (Decrease)	4,431	48
Year Ended October 31, 2016
Dollars:
Sold	$21,986	$–
Reinvested	382	–
Redeemed	(3,027)	–
Net Increase (Decrease)	$19,341	$–
Shares:
Sold	2,212	–
Reinvested	39	–
Redeemed	(304)	–
Net Increase (Decrease)	1,947	–

Distributions:
Period Ended April 30, 2017
From net investment income$	(1,081)	$–
From net realized gain on
investments	(169)	–
Total Dividends and Distributions $	(1,250)	$–
Year Ended October 31, 2016
From net investment income$	(382)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(382)	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2025 Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$421	$66
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			220	30
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			1,419	155
		Net Increase (Decrease) in Net Assets Resulting from Operations	2,060	251

Dividends and Distributions to Shareholders
From net investment income			(414)	(50)
From net realized gain on investments			(35)	(2)
		Total Dividends and Distributions	(449)	(52)

Capital Share Transactions
Net increase (decrease) in capital share transactions			38,181	9,958
		Total Increase (Decrease) in Net Assets	39,792	10,157

Net Assets
Beginning of period			12,874	2,717
End of period (including undistributed net investment income as set forth below)			$52,666	$12,874
Undistributed (overdistributed) net investment income (loss)			$25	$18
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$40,163	$329
Reinvested	449	–
Redeemed	(2,748)	(12)
Net Increase (Decrease)	$37,864	$317
Shares:
Sold	3,833	32
Reinvested	44	–
Redeemed	(262)	(1)
Net Increase (Decrease)	3,615	31
Year Ended October 31, 2016
Dollars:
Sold	$11,383	$–
Reinvested	52	–
Redeemed	(1,477)	–
Net Increase (Decrease)	$9,958	$–
Shares:
Sold	1,141	–
Reinvested	5	–
Redeemed	(147)	–
Net Increase (Decrease)	999	–

Distributions:
Period Ended April 30, 2017
From net investment income$	(414)	$–
From net realized gain on
investments	(35)	–
Total Dividends and Distributions $	(449)	$–
Year Ended October 31, 2016
From net investment income$	(50)	$–
From net realized gain on
investments	(2)	–
Total Dividends and Distributions $	(52)	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2030 Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$983	$462
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			525	210
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			3,519	295
		Net Increase (Decrease) in Net Assets Resulting from Operations	5,027	967

Dividends and Distributions to Shareholders
From net investment income			(1,007)	(407)
From net realized gain on investments			(237)	(1)
		Total Dividends and Distributions	(1,244)	(408)

Capital Share Transactions
Net increase (decrease) in capital share transactions			32,353	20,112
		Total Increase (Decrease) in Net Assets	36,136	20,671

Net Assets
Beginning of period			45,790	25,119
End of period (including undistributed net investment income as set forth below)			$81,926	$45,790
Undistributed (overdistributed) net investment income (loss)			$33	$57
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$35,319	$23
Reinvested	1,244	–
Redeemed	(4,232)	(1)
Net Increase (Decrease)	$32,331	$22
Shares:
Sold	3,359	2
Reinvested	121	–
Redeemed	(405)	–
Net Increase (Decrease)	3,075	2
Year Ended October 31, 2016
Dollars:
Sold	$22,148	$–
Reinvested	408	–
Redeemed	(2,444)	–
Net Increase (Decrease)	$20,112	$–
Shares:
Sold	2,205	–
Reinvested	42	–
Redeemed	(253)	–
Net Increase (Decrease)	1,994	–

Distributions:
Period Ended April 30, 2017
From net investment income$	(1,007)	$–
From net realized gain on
investments	(237)	–
Total Dividends and Distributions $	(1,244	$–
Year Ended October 31, 2016
From net investment income$	(407)	$–
From net realized gain on
investments	(1)	–
Total Dividends and Distributions $	(408)	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2035 Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$323	$60
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			210	40
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			1,332	81
		Net Increase (Decrease) in Net Assets Resulting from Operations	1,865	181

Dividends and Distributions to Shareholders
From net investment income			(321)	(55)
From net realized gain on investments			(44)	–
		Total Dividends and Distributions	(365)	(55)

Capital Share Transactions
Net increase (decrease) in capital share transactions			27,526	6,530
		Total Increase (Decrease) in Net Assets	29,026	6,656

Net Assets
Beginning of period			9,882	3,226
End of period (including undistributed net investment income as set forth below)			$38,908	$9,882
Undistributed (overdistributed) net investment income (loss)			$8	$6
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$29,157	$309
Reinvested	365	–
Redeemed	(2,293)	(12)
Net Increase (Decrease)	$27,229	$297
Shares:
Sold	2,742	30
Reinvested	35	–
Redeemed	(218)	(1)
Net Increase (Decrease)	2,559	29
Year Ended October 31, 2016
Dollars:
Sold	$7,639	$–
Reinvested	55	–
Redeemed	(1,164)	–
Net Increase (Decrease)	$6,530	$–
Shares:
Sold	757	–
Reinvested	6	–
Redeemed	(114)	–
Net Increase (Decrease)	649	–

Distributions:
Period Ended April 30, 2017
From net investment income$	(321)	$–
From net realized gain on
investments	(44)	–
Total Dividends and Distributions $	(365)	$–
Year Ended October 31, 2016
From net investment income$	(55)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(55)	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Principal LifeTime Hybrid 2040 Fund

				Period Ended	Year Ended
				April 30, 2017	October 31, 2016
Operations
Net investment income (loss)				$512	$233
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				328	151
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				2,257	89
			Net Increase (Decrease) in Net Assets Resulting from Operations	3,097	473

Dividends and Distributions to Shareholders
From net investment income				(519)	(217)
From net realized gain on investments				(156)	(1)
			Total Dividends and Distributions	(675)	(218)

Capital Share Transactions
Net increase (decrease) in capital share transactions				21,703	10,024
			Total Increase (Decrease) in Net Assets	24,125	10,279

Net Assets
Beginning of period				23,782	13,503
End of period (including undistributed net investment income as set forth below)				$47,907	$23,782
Undistributed (overdistributed) net investment income (loss)				$9	$16
	Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$23,830		$85
Reinvested	675		–
Redeemed	(2,804)		(83)
Net Increase (Decrease)	$21,701		$2
Shares:
Sold	2,229		8
Reinvested	65		–
Redeemed	(266)		(7)
Net Increase (Decrease)	2,028		1
Year Ended October 31, 2016
Dollars:
Sold	$11,266		$–
Reinvested	218		–
Redeemed	(1,460)		–
Net Increase (Decrease)	$10,024		$–
Shares:
Sold	1,109		–
Reinvested	23		–
Redeemed	(146)		–
Net Increase (Decrease)	986		–

Distributions:
Period Ended April 30, 2017
From net investment income$	(519	) $	–
From net realized gain on
investments	(156)		–
Total Dividends and Distributions $	(675	) $	–
Year Ended October 31, 2016
From net investment income$	(217	) $	–
From net realized gain on
investments	(1)		–
Total Dividends and Distributions $	(218	) $	–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2045 Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$179	$38
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			120	25
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			929	–
		Net Increase (Decrease) in Net Assets Resulting from Operations	1,228	63

Dividends and Distributions to Shareholders
From net investment income			(181)	(34)
From net realized gain on investments			(26)	–
		Total Dividends and Distributions	(207)	(34)

Capital Share Transactions
Net increase (decrease) in capital share transactions			16,970	4,303
		Total Increase (Decrease) in Net Assets	17,991	4,332

Net Assets
Beginning of period			6,237	1,905
End of period (including undistributed net investment income as set forth below)			$24,228	$6,237
Undistributed (overdistributed) net investment income (loss)			$2	$4
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$17,935	$–
Reinvested	207	–
Redeemed	(1,172)	–
Net Increase (Decrease)	$16,970	$–
Shares:
Sold	1,669	–
Reinvested	20	–
Redeemed	(110)	–
Net Increase (Decrease)	1,579	–
Year Ended October 31, 2016
Dollars:
Sold	$4,497	$–
Reinvested	34	–
Redeemed	(228)	–
Net Increase (Decrease)	$4,303	$–
Shares:
Sold	441	–
Reinvested	3	–
Redeemed	(22)	–
Net Increase (Decrease)	422	–

Distributions:
Period Ended April 30, 2017
From net investment income $	(181)	$–
From net realized gain on
investments	(26)	–
Total Dividends and Distributions $	(207)	$–
Year Ended October 31, 2016
From net investment income $	(34)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(34)	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2050 Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$266	$131
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			178	92
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			1,362	64
		Net Increase (Decrease) in Net Assets Resulting from Operations	1,806	287

Dividends and Distributions to Shareholders
From net investment income			(273)	(122)
From net realized gain on investments			(94)	–
		Total Dividends and Distributions	(367)	(122)

Capital Share Transactions
Net increase (decrease) in capital share transactions			10,877	4,891
		Total Increase (Decrease) in Net Assets	12,316	5,056

Net Assets
Beginning of period			12,603	7,547
End of period (including undistributed net investment income as set forth below)			$24,919	$12,603
Undistributed (overdistributed) net investment income (loss)			$2	$9
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$10,884	$247
Reinvested	367	–
Redeemed	(604)	(17)
Net Increase (Decrease)	$10,647	$230
Shares:
Sold	1,013	24
Reinvested	34	–
Redeemed	(56)	(2)
Net Increase (Decrease)	991	22
Year Ended October 31, 2016
Dollars:
Sold	$5,448	$–
Reinvested	122	–
Redeemed	(679)	–
Net Increase (Decrease)	$4,891	$–
Shares:
Sold	540	–
Reinvested	13	–
Redeemed	(69)	–
Net Increase (Decrease)	484	–

Distributions:
Period Ended April 30, 2017
From net investment income$	(273)	$–
From net realized gain on
investments	(94)	–
Total Dividends and Distributions $	(367)	$–
Year Ended October 31, 2016
From net investment income$	(122)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(122)	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Principal LifeTime Hybrid 2055 Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$45	$7
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			31	5
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			248	7
		Net Increase (Decrease) in Net Assets Resulting from Operations	324	19

Dividends and Distributions to Shareholders
From net investment income			(45)	(6)
From net realized gain on investments			(6)	–
		Total Dividends and Distributions	(51)	(6)

Capital Share Transactions
Net increase (decrease) in capital share transactions			3,961	1,538
		Total Increase (Decrease) in Net Assets	4,234	1,551

Net Assets
Beginning of period			1,914	363
End of period (including undistributed net investment income as set forth below)			$6,148	$1,914
Undistributed (overdistributed) net investment income (loss)			$1	$1
Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$4,164	$–
Reinvested	51	–
Redeemed	(254)	–
Net Increase (Decrease)	$3,961	$–
Shares:
Sold	382	–
Reinvested	5	–
Redeemed	(24)	–
Net Increase (Decrease)	363	–
Year Ended October 31, 2016
Dollars:
Sold	$1,662	$–
Reinvested	6	–
Redeemed	(130)	–
Net Increase (Decrease)	$1,538	$–
Shares:
Sold	163	–
Reinvested	1	–
Redeemed	(13)	–
Net Increase (Decrease)	151	–

Distributions:
Period Ended April 30, 2017
From net investment income $	(45)	$–
From net realized gain on
investments	(6)	–
Total Dividends and Distributions $	(51)	$–
Year Ended October 31, 2016
From net investment income $	(6)	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	(6)	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in dollars			Principal LifeTime Hybrid 2060 Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$8,995	$2,680
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			6,804	2,063
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			59,290	12,125
		Net Increase (Decrease) in Net Assets Resulting from Operations	75,089	16,868

Dividends and Distributions to Shareholders
From net investment income			(9,222)	(2,328)
From net realized gain on investments			(2,167)	(49)
		Total Dividends and Distributions	(11,389)	(2,377)

Capital Share Transactions
Net increase (decrease) in capital share transactions			628,353	296,568
		Total Increase (Decrease) in Net Assets	692,053	311,059

Net Assets
Beginning of period			451,018	139,959
End of period (including undistributed net investment income as set forth below)			$1,143,071	$451,018
Undistributed (overdistributed) net investment income (loss)			$136	$363
	Institutional	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$637,269	$11
Reinvested	11,138	250
Redeemed	(20,304)	(11)
Net Increase (Decrease)	$628,103	$250
Shares:
Sold	58,862	1
Reinvested	1,064	25
Redeemed	(1,866)	(1)
Net Increase (Decrease)	58,060	25
Year Ended October 31, 2016
Dollars:
Sold	$326,648	$–
Reinvested	2,205	172
Redeemed	(32,457)	–
Net Increase (Decrease)	$296,396	$172
Shares:
Sold	33,143	–
Reinvested	227	17
Redeemed	(3,172)	–
Net Increase (Decrease)	30,198	17

Distributions:
Period Ended April 30, 2017
From net investment income$	(9,020)	$(202)
From net realized gain on
investments	(2,119)	(48)
Total Dividends and Distributions $	(11,139)	$(250)
Year Ended October 31, 2016
From net investment income$	(2,160)	$(168)
From net realized gain on
investments	(45)	(4)
Total Dividends and Distributions $	(2,205)	$(172)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

			Principal LifeTime
Amounts in thousands			Hybrid Income Fund

			Period Ended	Year Ended
			April 30, 2017	October 31, 2016
Operations
Net investment income (loss)			$215	$71
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			48	5
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			231	37
		Net Increase (Decrease) in Net Assets Resulting from Operations	494	113

Dividends and Distributions to Shareholders
From net investment income			(203)	(41)
From net realized gain on investments			(6)	(1)
		Total Dividends and Distributions	(209)	(42)

Capital Share Transactions
Net increase (decrease) in capital share transactions			10,184	5,899
		Total Increase (Decrease) in Net Assets	10,469	5,970

Net Assets
Beginning of period			8,784	2,814
End of period (including undistributed net investment income as set forth below)			$19,253	$8,784
Undistributed (overdistributed) net investment income (loss)			$43	$31
Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$14,009	$391
Reinvested	209	–
Redeemed	(4,380)	(45)
Net Increase (Decrease)	$9,838	$346
Shares:
Sold	1,399	39
Reinvested	21	–
Redeemed	(437)	(4)
Net Increase (Decrease)	983	35
Year Ended October 31, 2016
Dollars:
Sold	$6,850	$–
Reinvested	42	–
Redeemed	(993)	–
Net Increase (Decrease)	$5,899	$–
Shares:
Sold	684	–
Reinvested	4	–
Redeemed	(100)	–
Net Increase (Decrease)	588	–

Distributions:
Period Ended April 30, 2017
From net investment income$	(203)	$–
From net realized gain on
investments	(6)	–
Total Dividends and Distributions $	(209)	$–
Year Ended October 31, 2016
From net investment income$	(41)	$–
From net realized gain on
investments	(1)	–
Total Dividends and Distributions $	(42)	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

																Principal LifeTime
Amounts in thousands																Strategic Income Fund

															Period Ended		Year Ended
															April 30, 2017		October 31, 2016
Operations
Net investment income (loss)																$8,675	$13,376
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																8,193	5,473
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																3,119	5,328
			Net Increase (Decrease) in Net Assets Resulting from Operations													19,987	24,177

Dividends and Distributions to Shareholders
From net investment income																(13,093)	(13,535)
From net realized gain on investments																(2,543)	–
									Total Dividends and Distributions							(15,636)	(13,535)

Capital Share Transactions
Net increase (decrease) in capital share transactions																(61,965)	(43,823)
							Total Increase (Decrease) in Net Assets									(57,614)	(33,181)

Net Assets
Beginning of period																686,792	719,973
End of period (including undistributed net investment income as set forth below)																$629,178	$686,792
Undistributed (overdistributed) net investment income (loss)																$3,163	$7,581
	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$891		$4,669		$23,237		$463		$266		$2,111		$9,267		$4,858
Reinvested	411		1,770		11,687		58		98		486		320		794
Redeemed	(2,042)		(8,911)		(78,052)		(985)		(915)		(4,710)		(12,193)		(15,543)
Net Increase (Decrease)	$(740	) $	(2,472	) $	(43,128	) $	(464	) $	(551	) $	(2,113	) $	(2,606	) $	(9,891)
Shares:
Sold	73		387		1,922		38		22		175		775		401
Reinvested	34		149		979		5		8		41		27		66
Redeemed	(167)		(739)		(6,470)		(81)		(76)		(392)		(1,016)		(1,280)
Net Increase (Decrease)	(60)		(203)		(3,569)		(38)		(46)		(176)		(214)		(813)
Year Ended October 31, 2016
Dollars:
Sold	$11,417		$8,985		$63,932		$905		$1,102		$4,729		$4,532		$8,920
Reinvested	488		1,412		10,042		55		82		404		267		774
Redeemed	(20,849)		(12,427)		(95,007)		(2,314)		(2,446)		(8,000)		(5,665)		(15,161)
Net Increase (Decrease)	$(8,944	) $	(2,030	) $	(21,033	) $	(1,354	) $	(1,262	) $	(2,867	) $	(866	) $	(5,467)
Shares:
Sold	954		762		5,354		76		92		399		383		747
Reinvested	41		122		863		5		7		35		23		66
Redeemed	(1,728)		(1,047)		(7,945)		(194)		(204)		(679)		(483)		(1,278)
Net Increase (Decrease)	(733)		(163)		(1,728)		(113)		(105)		(245)		(77)		(465)

Distributions:
Period Ended April 30, 2017
From net investment income $	(343	) $	(1,468	) $	(9,866	) $	(42	) $	(75	) $	(387	) $	(261	) $	(651)
From net realized gain on
investments	(79)		(303)		(1,821)		(16)		(23)		(99)		(59)		(143)
Total Dividends and Distributions $	(422	) $	(1,771	) $	(11,687	) $	(58	) $	(98	) $	(486	) $	(320	) $	(794)
Year Ended October 31, 2016
From net investment income $	(498	) $	(1,413	) $	(10,042	) $	(55	) $	(82	) $	(404	) $	(267	) $	(774)
From net realized gain on
investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(498	) $	(1,413	) $	(10,042	) $	(55	) $	(82	) $	(404	) $	(267	) $	(774)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Real Estate Securities Fund

												Period Ended			Year Ended
												April 30, 2017			October 31, 2016
Operations
Net investment income (loss)												$	18,777		$	35,672
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													54,975			94,268
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													61,600			(15,113)
			Net Increase (Decrease) in Net Assets Resulting from Operations										135,352			114,827

Dividends and Distributions to Shareholders
From net investment income													(23,766)			(39,649)
From net realized gain on investments													(87,154)			(131,482)
							Total Dividends and Distributions						(110,920)			(171,131)

Capital Share Transactions
Net increase (decrease) in capital share transactions													753,621			596,107
						Total Increase (Decrease) in Net Assets							778,053			539,803

Net Assets
Beginning of period													2,910,089			2,370,286
End of period (including undistributed net investment income as set forth below)													$3,688,142			$2,910,089
Undistributed (overdistributed) net investment income (loss)												$	(4,989)		$	–

	Class A	Class C		Class J		Class P	Institutional	R-1		R-2		R-3	R-4		R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2017(a)
Dollars:
Sold	$55,891		$6,289	$6,417		$59,661	$1,142,480	$633		$4,857		$5,625	$8,710		$14,643	$10
Reinvested	9,264		1,359	5,996		3,272	70,297	223		406		1,933	2,280		5,625	–
Redeemed	(106,387)		(8,811)	(28,020)		(68,911)	(368,216)	(3,315)		(3,764)		(16,258)	(18,776)		(29,792)	–
Net Increase (Decrease)	$(41,232)		$(1,163)	$ (15,607)		$(5,978)	$ 844,561	$(2,459)		$1,499		$(8,700)	$(7,786)		$(9,524)	$10
Shares:
Sold	2,468		281	292		2,631	50,599	28		224		254	398		669	1
Reinvested	411		61	274		145	3,121	10		19		88	105		258	–
Redeemed	(4,694)		(395)	(1,276)		(3,070)	(16,246)	(149)		(174)		(731)	(856)		(1,368)	–
Net Increase (Decrease)	(1,815)		(53)	(710)		(294)	37,474	(111)		69		(389)	(353)		(441)	1
Year Ended October 31, 2016
Dollars:
Sold	$164,156		$18,844	$33,553		$89,142	$689,683	$4,333		$11,408		$22,315	$26,749		$67,043	N/A
Reinvested	18,272		2,492	12,615		5,094	91,878	445		884		4,408	6,214		10,640	N/A
Redeemed	(93,555)		(9,783)	(30,669)		(37,937)	(378,312)	(2,832)		(9,205)		(25,603)	(51,145)		(45,020)	N/A
Net Increase (Decrease)	$88,873		$11,553	$15,499		$56,299	$403,249	$1,946		$3,087		$1,120	$(18,182	) $	32,663	N/A
Shares:
Sold	7,019		819	1,471		3,830	29,765	189		516		981	1,178		2,987	N/A
Reinvested	814		113	576		225	4,074	20		41		201	287		487	N/A
Redeemed	(4,046)		(431)	(1,362)		(1,653)	(16,440)	(125)		(415)		(1,123)	(2,344)		(2,021)	N/A
Net Increase (Decrease)	3,787		501	685		2,402	17,399	84		142		59	(879)		1,453	N/A

Distributions:
Period Ended April 30, 2017(a)
From net investment income $	(1,814	) $	(86)	$(1,121)		$(770)	$ (18,089)	$(22)		$(90)		$(293)	$(403)		$(1,078)	$–
From net realized gain on
investments	(9,411)		(1,355)	(4,882)		(2,974)	(59,732)	(201)		(531)		(1,640)	(1,877)		(4,551)	–
Total Dividends and Distributions	$ (11,225)		$(1,441)	$(6,003)		$(3,744)	$ (77,821)	$(223)		$(621)		$(1,933)	$(2,280	) $	(5,629)	$–
Year Ended October 31, 2016
From net investment income $	(4,030)		$(276)	$(2,659	) $	(1,494)	$ (26,681)	$(65	) $	(194	) $	(772)	$(1,015	) $	(2,463)	N/A
From net realized gain on
investments	(16,174)		(2,380)	(9,967)		(4,121)	(80,441)	(380)		(1,005)		(3,636)	(5,199)		(8,179)	N/A
Total Dividends and Distributions	$(20,204)		$(2,656)	$(12,626)		$(5,615)	$ (107,122)	$(445	) $	(1,199)		$(4,408)	$(6,214)		$(10,642)	N/A

(a)	Period from November 22, 2016, date operations commenced, through April 30, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Balanced Portfolio

										Period Ended				Year Ended
										April 30, 2017				October 31, 2016
Operations
Net investment income (loss)										$		53,843			$69,643
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											166,929				91,607
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											120,379				(33,252)
		Net Increase (Decrease) in Net Assets Resulting from Operations									341,151				127,998

Dividends and Distributions to Shareholders
From net investment income												(53,693)			(68,032)
From net realized gain on investments												(94,217)			(302,643)
					Total Dividends and Distributions						(147,910)				(370,675)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(105,909)				138,523
				Total Increase (Decrease) in Net Assets								87,332			(104,154)

Net Assets
Beginning of period											4,759,198				4,863,352
End of period (including undistributed net investment income as set forth below)											$4,846,530				$4,759,198
Undistributed (overdistributed) net investment income (loss)										$		1,745			$1,595

	Class A	Class C	Class J	Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$79,866	$37,967	$68,598	$7,473	$29,330	$614		$155		$3,981		$5,528		$40,543
Reinvested	61,906	20,327	33,043	388	25,332	85		143		1,099		1,017		3,302
Redeemed	(193,643)	(81,754)	(85,601)	(2,949)	(103,352)	(384)		(1,240)		(41,838)		(6,521)		(9,324)
Net Increase (Decrease)	$(51,871)	$(23,460)	$16,040	$4,912	$(48,690)	$315		$(942)		$(36,758)		$24		$34,521
Shares:
Sold	5,227	2,522	4,626	494	1,945	40		10		265		369		2,723
Reinvested	4,116	1,372	2,266	26	1,708	6		10		74		69		223
Redeemed	(12,657)	(5,420)	(5,778)	(195)	(6,777)	(26)		(82)		(2,820)		(428)		(615)
Net Increase (Decrease)	(3,314)	(1,526)	1,114	325	(3,124)	20		(62)		(2,481)		10		2,331
Year Ended October 31, 2016
Dollars:
Sold	$171,257	$90,544	$141,261	$11,843	$66,157	$667		$786		$18,627		$6,479		$16,533
Reinvested	158,612	52,448	79,100	393	62,778	269		368		5,002		2,969		5,599
Redeemed	(302,764)	(119,159)	(156,172)	(4,505)	(108,627)	(1,633)		(1,698)		(16,186)		(16,058)		(26,367)
Net Increase (Decrease)	$27,105	$23,833	$64,189	$7,731	$20,308	$(697	) $	(544	) $	7,443		$(6,610	) $	(4,235)
Shares:
Sold	11,566	6,180	9,807	805	4,528	46		56		1,280		447		1,119
Reinvested	10,853	3,643	5,572	27	4,351	19		26		348		206		389
Redeemed	(20,398)	(8,160)	(10,863)	(313)	(7,467)	(112)		(114)		(1,100)		(1,096)		(1,782)
Net Increase (Decrease)	2,021	1,663	4,516	519	1,412	(47)		(32)		528		(443)		(274)

Distributions:
Period Ended April 30, 2017
From net investment income	$ (22,803)	$(5,919)	$(12,681)	$(155)	$ (10,105)	$(26)		$(46	) $	(350	) $	(365	) $	(1,243)
From net realized gain on
investments	(39,949)	(14,747)	(20,441)	(237)	(15,227)	(59)		(97)		(749)		(652)		(2,059)
Total Dividends and Distributions	$(62,752)	$(20,666)	$(33,122)	$(392)	$ (25,332)	$(85)		$(143	) $	(1,099	) $	(1,017	) $	(3,302)
Year Ended October 31, 2016
From net investment income	$ (29,853)	$(5,441)	$(16,255)	$(104)	$ (13,836)	$(34)		$(53	) $	(843	) $	(516	) $	(1,097)
From net realized gain on
investments	(130,829)	(47,951)	(62,954)	(289)	(48,956)	(235)		(315)		(4,159)		(2,453)		(4,502)
Total Dividends and Distributions	$(160,682)	$(53,392)	$(79,209)	$(393)	$ (62,792)	$(269	) $	(368	) $	(5,002	) $	(2,969	) $	(5,599)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														SAM Conservative Balanced Portfolio

														Period Ended				Year Ended
														April 30, 2017				October 31, 2016
Operations
Net investment income (loss)																$23,048			$34,138
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																36,510			15,395
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																31,479			5,028
			Net Increase (Decrease) in Net Assets Resulting from Operations													91,037			54,561

Dividends and Distributions to Shareholders
From net investment income																(23,024)			(33,702)
From net realized gain on investments																(17,952)			(66,439)
									Total Dividends and Distributions							(40,976)			(100,141)

Capital Share Transactions
Net increase (decrease) in capital share transactions																3,071			104,160
							Total Increase (Decrease) in Net Assets									53,132			58,580

Net Assets
Beginning of period														1,735,995					1,677,415
End of period (including undistributed net investment income as set forth below)														$1,789,127					$1,735,995
Undistributed (overdistributed) net investment income (loss)																$1,836			$1,812

	Class A		Class C		Class J	Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$43,087		$15,778		$56,127		$2,032		$13,179	$418		$38		$2,229		$7,659		$5,799
Reinvested	11,628		5,038		14,051		212		8,002	52		25		317		453		845
Redeemed	(51,004)		(28,944)		(45,457)		(1,296)		(44,502)	(96)		(226)		(5,296)		(2,717)		(4,360)
Net Increase (Decrease)	$3,711		$(8,128	) $	24,721		$948		$(23,321)	$374		$(163	) $	(2,750	) $	5,395		$2,284
Shares:
Sold	3,636		1,350		4,813		173		1,125	36		3		191		659		501
Reinvested	996		437		1,218		18		692	4		2		27		39		73
Redeemed	(4,319)		(2,478)		(3,896)		(111)		(3,789)	(8)		(19)		(457)		(230)		(372)
Net Increase (Decrease)	313		(691)		2,135		80		(1,972)	32		(14)		(239)		468		202
Year Ended October 31, 2016
Dollars:
Sold	$76,070		$42,521		$97,429		$8,190		$57,523	$647		$242		$3,507		$3,274		$8,875
Reinvested	30,037		13,509		32,989		115		18,678	157		78		993		1,038		1,728
Redeemed	(92,044)		(49,351)		(87,455)		(1,786)		(42,602)	(1,212)		(616)		(5,364)		(6,497)		(6,513)
Net Increase (Decrease)	$14,063		$6,679		$42,963		$6,519		$33,599	$(408	) $	(296	) $	(864	) $	(2,185	) $	4,090
Shares:
Sold	6,593		3,733		8,517		709		5,172	56		22		307		287		781
Reinvested	2,635		1,200		2,927		10		1,652	14		7		88		92		153
Redeemed	(7,982)		(4,329)		(7,702)		(153)		(3,728)	(108)		(54)		(472)		(569)		(566)
Net Increase (Decrease)	1,246		604		3,742		566		3,096	(38)		(25)		(77)		(190)		368

Distributions:
Period Ended April 30, 2017
From net investment income $	(6,659	) $	(2,441	) $	(8,136	) $	(122	) $	(4,720)	$(27	) $	(13	) $	(170	) $	(255	) $	(481)
From net realized gain on
investments	(5,206)		(2,702)		(5,926)		(90)		(3,282)	(25)		(12)		(147)		(198)		(364)
Total Dividends and Distributions	$ (11,865)		$(5,143)		$ (14,062)		$(212	) $	(8,002)	$(52	) $	(25	) $	(317	) $	(453	) $	(845)
Year Ended October 31, 2016
From net investment income	$ (10,257)		$(3,337)		$ (11,621)		$(60	) $	(7,126)	$(39	) $	(21	) $	(297	) $	(328	) $	(616)
From net realized gain on
investments	(20,247)		(10,478)		(21,414)		(55)		(11,552)	(118)		(57)		(696)		(710)		(1,112)
Total Dividends and Distributions	$ (30,504)		$ (13,815)		$ (33,035)		$(115)		$(18,678)	$(157	) $	(78	) $	(993	) $	(1,038	) $	(1,728)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Conservative Growth Portfolio

													Period Ended				Year Ended
													April 30, 2017				October 31, 2016
Operations
Net investment income (loss)															$33,516			$28,574
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													105,919					76,481
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													147,218					(48,392)
		Net Increase (Decrease) in Net Assets Resulting from Operations											286,653					56,663

Dividends and Distributions to Shareholders
From net investment income															(35,045)			(25,969)
From net realized gain on investments															(64,573)			(290,387)
								Total Dividends and Distributions							(99,618)			(316,356)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(60,636)			73,979
						Total Increase (Decrease) in Net Assets							126,399					(185,714)

Net Assets
Beginning of period													2,998,718					3,184,432
End of period (including undistributed net investment income as set forth below)													$3,125,117					$2,998,718
Undistributed (overdistributed) net investment income (loss)															$2,278			$3,807

	Class A	Class C		Class J		Class P		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$49,954	$23,066		$38,160		$4,726		$16,001	$291		$115		$2,290		$3,228		$7,921
Reinvested	46,046	13,952		17,724		231		17,476	74		123		669		536		1,847
Redeemed	(116,583)	(54,755)		(44,302)		(1,277)		(68,745)	(220)		(1,964)		(8,291)		(3,168)		(5,761)
Net Increase (Decrease)	$(20,583) $	(17,737) $		11,582		$3,680		$ (35,268)	$145		$(1,726	) $	(5,332	) $	596		$4,007
Shares:
Sold	2,915	1,440		2,302		281		953	17		7		138		196		480
Reinvested	2,749	890		1,093		14		1,065	5		8		41		33		113
Redeemed	(6,804)	(3,415)		(2,671)		(76)		(4,042)	(13)		(117)		(508)		(187)		(341)
Net Increase (Decrease)	(1,140)	(1,085)		724		219		(2,024)	9		(102)		(329)		42		252
Year Ended October 31, 2016
Dollars:
Sold	$86,515	$43,844		$59,168		$4,632		$23,568	$439		$630		$4,319		$3,896		$9,034
Reinvested	145,641	51,979		51,098		340		54,023	305		478		2,864		1,891		4,531
Redeemed	(200,706)	(81,691)		(76,209)		(1,609)		(85,897)	(1,092)		(1,923)		(7,075)		(8,807)		(10,207)
Net Increase (Decrease)	$31,450	$14,132		$34,057		$3,363		$(8,306)	$(348	) $	(815	) $	108		$(3,020	) $	3,358
Shares:
Sold	5,283	2,853		3,691		289		1,449	29		42		273		244		555
Reinvested	9,023	3,445		3,263		21		3,406	19		31		183		120		288
Redeemed	(12,202)	(5,318)		(4,797)		(100)		(5,352)	(69)		(120)		(444)		(539)		(614)
Net Increase (Decrease)	2,104	980		2,157		210		(497)	(21)		(47)		12		(175)		229

Distributions:
Period Ended April 30, 2017
From net investment income	$(16,779) $	(2,701	) $	(6,940	) $	(109	) $	(7,370)	$(17	) $	(32	) $	(196	) $	(188	) $	(713)
From net realized gain on
investments	(29,837)	(11,570)		(10,806)		(147)		(10,110)	(57)		(91)		(473)		(348)		(1,134)
Total Dividends and Distributions	$(46,616)	$(14,271)		$ (17,746) $		(256)		$ (17,480)	$(74	) $	(123	) $	(669	) $	(536	) $	(1,847)
Year Ended October 31, 2016
From net investment income	$ (12,787)	$(1,026)		$(4,969	) $	(39	) $	(6,411)	$(7	) $	(12	) $	(201	) $	(147	) $	(370)
From net realized gain on
investments	(134,556)	(52,427)		(46,145)		(301)		(47,624)	(298)		(468)		(2,663)		(1,744)		(4,161)
Total Dividends and Distributions	$ (147,343)	$ (53,453)		$ (51,114)		$(340)		$ (54,035)	$(305	) $	(480	) $	(2,864	) $	(1,891	) $	(4,531)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Flexible Income Portfolio

											Period Ended				Year Ended
											April 30, 2017				October 31, 2016
Operations
Net investment income (loss)											$		37,271			$61,267
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													19,442			5,461
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													32,740			27,616
		Net Increase (Decrease) in Net Assets Resulting from Operations											89,453			94,344

Dividends and Distributions to Shareholders
From net investment income													(38,567)			(61,873)
From net realized gain on investments													(9,941)			(56,712)
						Total Dividends and Distributions							(48,508)			(118,585)

Capital Share Transactions
Net increase (decrease) in capital share transactions													86,505			300,691
					Total Increase (Decrease) in Net Assets							127,450				276,450

Net Assets
Beginning of period												2,531,916				2,255,466
End of period (including undistributed net investment income as set forth below)												$2,659,366				$2,531,916
Undistributed (overdistributed) net investment income (loss)											$		(826)			$470
	Class A	Class C		Class J	Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$104,037	$33,817	$144,083		$5,745	$13,142	$348		$26		$1,160		$986		$2,777
Reinvested	17,109	5,490		20,951	265	3,586	15		12		124		114		409
Redeemed	(106,520)	(40,566)		(89,226)	(1,438)	(22,115)	(416)		(59)		(2,712)		(1,649)		(2,990)
Net Increase (Decrease)	$14,626	$(1,259	) $	75,808	$4,572	$(5,387)	$(53	) $	(21	) $	(1,428	) $	(549	) $	196
Shares:
Sold	8,597	2,823		12,009	476	1,091	29		2		97		82		232
Reinvested	1,419	461		1,752	22	298	1		1		10		9		34
Redeemed	(8,806)	(3,388)		(7,433)	(119)	(1,828)	(35)		(5)		(227)		(136)		(247)
Net Increase (Decrease)	1,210	(104)		6,328	379	(439)	(5)		(2)		(120)		(45)		19
Year Ended October 31, 2016
Dollars:
Sold	$220,837	$79,400	$279,814		$9,471	$23,807	$534		$79		$1,269		$1,972		$6,022
Reinvested	43,611	15,191		46,955	416	9,525	35		39		465		388		921
Redeemed	(177,952)	(70,425)		(142,909)	(2,577)	(34,726)	(139)		(230)		(3,598)		(4,032)		(3,472)
Net Increase (Decrease)	$86,496	$24,166	$183,860		$7,310	$(1,394)	$430		$(112	) $	(1,864	) $	(1,672	) $	3,471
Shares:
Sold	18,535	6,744		23,660	788	2,013	45		7		108		167		510
Reinvested	3,709	1,308		4,022	36	812	3		3		40		33		79
Redeemed	(15,044)	(5,988)		(12,179)	(218)	(2,936)	(12)		(19)		(308)		(339)		(294)
Net Increase (Decrease)	7,200	2,064		15,503	606	(111)	36		(9)		(160)		(139)		295

Distributions:
Period Ended April 30, 2017
From net investment income	$ (13,844)	$(4,160)		$(16,909)	$(220)	$(2,901)	$(11)		$(9	) $	(97	) $	(90	) $	(326)
From net realized gain on
investments	(3,550)	(1,429)		(4,087)	(49)	(685)	(4)		(3)		(27)		(24)		(83)
Total Dividends and Distributions	$(17,394)	$(5,589)		$(20,996)	$(269)	$(3,586)	$(15)		$(12	) $	(124	) $	(114	) $	(409)
Year Ended October 31, 2016
From net investment income	$ (23,117) $	(6,785)		$(25,610)	$(235)	$(5,179)	$(17)		$(18	) $	(216	) $	(192	) $	(504)
From net realized gain on
investments	(21,175)	(8,654)		(21,453)	(181)	(4,348)	(18)		(21)		(249)		(196)		(417)
Total Dividends and Distributions	$(44,292)	$(15,439)		$(47,063)	$(416)	$(9,527)	$(35)		$(39	) $	(465	) $	(388	) $	(921)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														SAM Strategic Growth Portfolio

														Period Ended				Year Ended
														April 30, 2017				October 31, 2016
Operations
Net investment income (loss)																$20,891			$19,137
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																64,167			55,773
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														101,916					(58,963)
			Net Increase (Decrease) in Net Assets Resulting from Operations											186,974					15,947

Dividends and Distributions to Shareholders
From net investment income																(18,516)			(17,512)
From net realized gain on investments																(47,267)			(220,872)
									Total Dividends and Distributions							(65,783)			(238,384)

Capital Share Transactions
Net increase (decrease) in capital share transactions																(35,998)			85,379
							Total Increase (Decrease) in Net Assets									85,193			(137,058)

Net Assets
Beginning of period														1,795,126					1,932,184
End of period (including undistributed net investment income as set forth below)														$1,880,319					$1,795,126
Undistributed (overdistributed) net investment income (loss)																$9,571			$7,196
	Class A		Class C		Class J		Class P		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$29,677		$14,251		$17,504		$2,379		$12,469	$222		$167		$1,142		$1,822		$4,144
Reinvested	33,141		9,537		10,514		114		9,912	67		71		476		442		875
Redeemed	(79,359)		(32,169)		(22,381)		(1,081)		(36,756)	(245)		(228)		(6,154)		(1,547)		(5,004)
Net Increase (Decrease)	$(16,541	) $	(8,381	) $	5,637		$1,412		$ (14,375)	$44		$10		$(4,536	) $	717		$15
Shares:
Sold	1,581		828		967		130		674	12		9		63		100		231
Reinvested	1,813		569		594		7		554	4		4		27		25		49
Redeemed	(4,228)		(1,866)		(1,234)		(59)		(1,980)	(13)		(12)		(344)		(83)		(273)
Net Increase (Decrease)	(834)		(469)		327		78		(752)	3		1		(254)		42		7
Year Ended October 31, 2016
Dollars:
Sold	$56,757		$24,229		$28,430		$1,970		$14,861	$309		$294		$3,302		$2,934		$4,913
Reinvested	119,346		39,680		34,991		186		34,074	391		342		2,180		1,704		2,940
Redeemed	(134,054)		(47,623)		(43,623)		(948)		(41,877)	(1,324)		(986)		(4,003)		(5,703)		(8,313)
Net Increase (Decrease)	$42,049		$16,286		$19,798		$1,208		$7,058	$(624	) $	(350	) $	1,479		$(1,065	) $	(460)
Shares:
Sold	3,155		1,464		1,610		110		829	18		17		183		169		274
Reinvested	6,683		2,421		2,020		11		1,945	23		20		126		98		170
Redeemed	(7,416)		(2,871)		(2,483)		(53)		(2,366)	(77)		(56)		(221)		(320)		(472)
Net Increase (Decrease)	2,422		1,014		1,147		68		408	(36)		(19)		88		(53)		(28)

Distributions:
Period Ended April 30, 2017
From net investment income $	(9,732	) $	(1,253	) $	(3,412	) $	(39	) $	(3,543)	$(9	) $	(13	) $	(109	) $	(128	) $	(278)
From net realized gain on
investments	(23,821)		(8,485)		(7,123)		(75)		(6,369)	(58)		(58)		(367)		(314)		(597)
Total Dividends and Distributions	$(33,553) $		(9,738)	$	(10,535) $		(114	) $	(9,912)	$(67	) $	(71	) $	(476	) $	(442	) $	(875)
Year Ended October 31, 2016
From net investment income $	(9,395	) $	(1,000	) $	(2,992	) $	(19	) $	(3,582)	$(15	) $	(11	) $	(142	) $	(123	) $	(233)
From net realized gain on
investments	(111,444)		(39,596)		(32,003)		(167)		(30,629)	(376)		(331)		(2,038)		(1,581)		(2,707)
Total Dividends and Distributions	$(120,839)		$(40,596)		$ (34,995)		$(186)		$ (34,211)	$(391	) $	(342	) $	(2,180)		$(1,704	) $	(2,940)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Short-Term Income Fund

										Period Ended			Year Ended
										April 30, 2017			October 31, 2016
Operations
Net investment income (loss)										$	34,788			$52,795
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											321			4,016
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(5,006)			11,973
			Net Increase (Decrease) in Net Assets Resulting from Operations								30,103			68,784

Dividends and Distributions to Shareholders
From net investment income											(34,685)			(56,092)
From net realized gain on investments											–			(93)
							Total Dividends and Distributions				(34,685)			(56,185)

Capital Share Transactions
Net increase (decrease) in capital share transactions											1,027,841			275,302
							Total Increase (Decrease) in Net Assets				1,023,259			287,901

Net Assets
Beginning of period											3,102,942			2,815,041
End of period (including undistributed net investment income as set forth below)											$4,126,201			$3,102,942
Undistributed (overdistributed) net investment income (loss)										$	570			$467
	Class A		Class C		Class J	Class P	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$114,484		$13,607		$19,950	$70,726	$1,363,820	$122	$106	$18,982	$1,884		$1,688
Reinvested	2,659		322		1,223	881	28,016	5	14	105	97		93
Redeemed	(100,741)		(18,733)		(23,405)	(71,642)	(361,870)	(780)	(366)	(25,206)	(3,024)		(5,176)
Net Increase (Decrease)	$16,402		$(4,804)		$(2,232)	$(35) $	1,029,966	$(653)	$(246)	$(6,119)	$(1,043)		$(3,395)
Shares:
Sold	9,412		1,118		1,639	5,814	112,193	10	9	1,562	155		139
Reinvested	218		26		101	72	2,303	–	1	9	8		7
Redeemed	(8,283)		(1,539)		(1,924)	(5,887)	(29,766)	(64)	(30)	(2,072)	(249)		(425)
Net Increase (Decrease)	1,347		(395)		(184)	(1)	84,730	(54)	(20)	(501)	(86)		(279)
Year Ended October 31, 2016
Dollars:
Sold	$190,850		$30,913		$48,815	$135,426	$596,548	$417	$1,285	$23,623	$3,336		$5,256
Reinvested	4,964		674		2,326	1,534	44,106	14	28	180	214		198
Redeemed	(154,599)		(30,120)		(31,818)	(89,689)	(483,517)	(335)	(941)	(14,119)	(4,440)		(5,827)
Net Increase (Decrease)	$41,215		$1,467		$19,323	$47,271	$157,137	$96	$372	$9,684	$(890	) $	(373)
Shares:
Sold	15,665		2,539		4,013	11,119	48,980	34	106	1,933	274		431
Reinvested	408		55		191	126	3,622	1	2	15	17		16
Redeemed	(12,696)		(2,473)		(2,616)	(7,372)	(39,711)	(27)	(77)	(1,156)	(366)		(480)
Net Increase (Decrease)	3,377		121		1,588	3,873	12,891	8	31	792	(75)		(33)

Distributions:
Period Ended April 30, 2017
From net investment income $	(3,075)		$(348)		$(1,233)	$(1,120)	$ (28,595)	$(5)	$(14)	$(105)	$(97)		$(93)
From net realized gain on
investments	–		–		–	–	–	–	–	–	–		–
Total Dividends and Distributions $	(3,075	) $	(348	) $	(1,233)	$(1,120)	$ (28,595)	$(5)	$(14)	$(105)	$(97)		$(93)
Year Ended October 31, 2016
From net investment income $	(5,530)		$(734)		$(2,338)	$(1,967)	$ (44,888)	$(14)	$(29)	$(180)	$(214)		$(198)
From net realized gain on
investments	(11)		(3)		(4)	(3)	(72)	–	–	–	–		–
Total Dividends and Distributions $	(5,541)		$(737)		$(2,342)	$(1,970)	$ (44,960)	$(14)	$(29)	$(180)	$(214)		$(198)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands																	SmallCap Fund

															Period Ended				Year Ended
															April 30, 2017				October 31, 2016
Operations
Net investment income (loss)																	$(380)				$3,610
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																	41,128				18,587
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																	49,534				(19,358)
			Net Increase (Decrease) in Net Assets Resulting from Operations														90,282				2,839

Dividends and Distributions to Shareholders
From net investment income																	(3,209)				–
From net realized gain on investments																	(11,869)				(21,904)
									Total Dividends and Distributions								(15,078)				(21,904)

Capital Share Transactions
Net increase (decrease) in capital share transactions																	2,106				(25,510)
							Total Increase (Decrease) in Net Assets										77,310				(44,575)

Net Assets
Beginning of period															554,402				598,977
End of period (including undistributed net investment income as set forth below)															$631,712				$554,402
Undistributed (overdistributed) net investment income (loss)																	$(3,759)				$2,648
	Class A		Class C		Class J		Class P		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2017(a)
Dollars:
Sold	$16,710		$6,667		$5,616		$14,699		$12,405		$435		$2,020		$2,395		$3,479		$4,326		$15
Reinvested	5,307		602		5,393		311		1,728		58		58		336		370		505		–
Redeemed	(36,346)		(4,429)		(14,730)		(4,186)		(8,904)		(425)		(1,903)		(2,282)		(3,274)		(4,850)		–
Net Increase (Decrease)	$(14,329	) $	2,840		$(3,721	) $	10,824		$5,229		$68		$175		$449		$575		$(19	) $	15
Shares:
Sold	751		325		264		619		521		20		93		108		153		184		1
Reinvested	237		29		251		13		72		3		3		15		16		21		–
Redeemed	(1,638)		(216)		(693)		(178)		(378)		(20)		(89)		(103)		(142)		(205)		–
Net Increase (Decrease)	(650)		138		(178)		454		215		3		7		20		27		–		1
Year Ended October 31, 2016
Dollars:
Sold	$43,505		$8,303		$6,583		$9,472		$41,308		$692		$9,218		$8,539		$9,364		$6,172		N/A
Reinvested	8,191		1,005		7,383		203		3,104		117		100		442		402		693		N/A
Redeemed	(55,167)		(7,956)		(25,106)		(4,684)		(77,618)		(1,017)		(2,549)		(5,125)		(4,911)		(6,173)		N/A
Net Increase (Decrease)	$(3,471	) $	1,352	$(11,140		) $	4,991		$ (33,206)		$(208	) $	6,769		$3,856		$4,855		$692		N/A
Shares:
Sold	2,248		466		351		456		2,056		36		493		435		464		298		N/A
Reinvested	422		56		397		10		151		6		5		23		20		34		N/A
Redeemed	(2,871)		(456)		(1,360)		(226)		(3,824)		(56)		(133)		(265)		(245)		(305)		N/A
Net Increase (Decrease)	(201)		66		(612)		240		(1,617)		(14)		365		193		239		27		N/A

Distributions:
Period Ended April 30, 2017(a)
From net investment income $	(955	) $	–		$(1,345	) $	(87	) $	(520)		$(2	) $	(44	) $	(52	) $	(81	) $	(123	) $	–
From net realized gain on
investments	(4,503)		(613)		(4,052)		(226)		(1,229)		(56)		(235)		(284)		(289)		(382)		–
Total Dividends and Distributions $	(5,458)		$(613)		$(5,397)		(313)		$(1,749)		$(58	) $	(279)		$(336)		$(370)		$(505)		$–
Year Ended October 31, 2016
From net investment income $	– $		–	$	– $		– $		–	$	– $		– $		– $		– $		–		N/A
From net realized gain on
investments	(8,349)		(1,034)		(7,387)		(205)		(3,105)		(117)		(170)		(442)		(402)		(693)		N/A
Total Dividends and Distributions $	(8,349	) $	(1,034)		$(7,387	) $	(205	) $	(3,105)		$(117	) $	(170	) $	(442	) $	(402	) $	(693)		N/A

(a)	Period from November 22, 2016, date operations commenced, through April 30, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SmallCap Growth Fund I

													Period Ended		Year Ended
													April 30, 2017		October 31, 2016
Operations
Net investment income (loss)														$(4,350)	$(6,208)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														76,827	50,131
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														165,715	(32,278)
		Net Increase (Decrease) in Net Assets Resulting from Operations												238,192	11,645

Dividends and Distributions to Shareholders
From net realized gain on investments														(44,070)	(137,062)
								Total Dividends and Distributions						(44,070)	(137,062)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(65,605)	(88,333)
						Total Increase (Decrease) in Net Assets								128,517	(213,750)

Net Assets
Beginning of period														1,409,906	1,623,656
End of period (including undistributed net investment income as set forth below)														$1,538,423	$1,409,906
Undistributed (overdistributed) net investment income (loss)														$(12,689)	$(6,222)
	Class J	Institutional		R-1		R-2		R-3		R-4		R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$3,633	$49,837		$200		$559		$1,358		$2,168		$4,206	$156
Reinvested	1,917	39,430		77		143		563		428		1,128	20
Redeemed	(5,666)	(150,629)		(454)		(1,123)		(3,538)		(3,821)		(6,122)	(75)
Net Increase (Decrease)	$(116)	$ (61,362)		$(177	) $	(421	) $	(1,617	) $	(1,225	) $	(788)	$101
Shares:
Sold	391	4,113		19		57		131		201		368	13
Reinvested	210	3,311		8		15		55		39		100	2
Redeemed	(614)	(12,552)		(45)		(113)		(345)		(345)		(537)	(6)
Net Increase (Decrease)	(13)	(5,128)		(18)		(41)		(159)		(105)		(69)	9
Year Ended October 31, 2016
Dollars:
Sold	$5,474	$95,246		$396		$1,697		$2,940		$2,870		$7,618	$698
Reinvested	5,518	123,295		283		509		1,830		1,326		3,284	1
Redeemed	(10,761)	(302,109)		(1,207)		(3,265)		(7,232)		(6,494)		(10,149)	(101)
Net Increase (Decrease)	$231	$(83,568)		$(528	) $	(1,059	) $	(2,462	) $	(2,298	) $	753	$598
Shares:
Sold	643	8,971		43		189		313		290		734	62
Reinvested	650	11,239		30		56		192		132		315	–
Redeemed	(1,286)	(28,236)		(131)		(353)		(749)		(643)		(983)	(9)
Net Increase (Decrease)	7	(8,026)		(58)		(108)		(244)		(221)		66	53

Distributions:
Period Ended April 30, 2017
From net investment income $	–	$ –	$	– $		– $		– $		– $		–	$–
From net realized gain on
investments	(1,918)	(39,776)		(77)		(160)		(563)		(428)		(1,128)	(20)
Total Dividends and Distributions $	(1,918)	$ (39,776)		$(77	) $	(160	) $	(563	) $	(428	) $	(1,128)	$(20)
Year Ended October 31, 2016
From net investment income $	–	$ –	$	– $		– $		– $		– $		–	$–
From net realized gain on
investments	(5,518)	(124,295)		(283)		(525)		(1,830)		(1,326)		(3,284)	(1)
Total Dividends and Distributions $	(5,518)	$ (124,295)		$(283	) $	(525)		$(1,830)		$(1,326)		$(3,284)	$(1)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SmallCap S&P 600 Index Fund

													Period Ended		Year Ended
													April 30, 2017		October 31, 2016
Operations
Net investment income (loss)														$6,793	$11,961
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														55,228	83,322
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														144,714	(28,997)
			Net Increase (Decrease) in Net Assets Resulting from Operations											206,735	66,286

Dividends and Distributions to Shareholders
From net investment income														(11,733)	(11,706)
From net realized gain on investments														(69,817)	(77,164)
								Total Dividends and Distributions						(81,550)	(88,870)

Capital Share Transactions
Net increase (decrease) in capital share transactions														70,663	10,736
						Total Increase (Decrease) in Net Assets								195,848	(11,848)

Net Assets
Beginning of period														1,118,804	1,130,652
End of period (including undistributed net investment income as set forth below)														$1,314,652	$1,118,804
Undistributed (overdistributed) net investment income (loss)														$3,107	$8,398
	Class J		Institutional	R-1		R-2		R-3		R-4		R-5	R-6
Capital Share Transactions:
Period Ended April 30, 2017(a)
Dollars:
Sold	$21,301		$119,866	$3,659		$5,391		$25,052		$15,811		$40,035	$10
Reinvested	11,744		41,169	852		1,087		8,102		5,336		13,191	1
Redeemed	(20,124)		(113,519)	(4,328)		(3,273)		(35,019)		(16,317)		(49,364)	–
Net Increase (Decrease)	$12,921		$47,516	$183		$3,205		$(1,865	) $	4,830		$3,862	$11
Shares:
Sold	857		4,656	143		208		948		595		1,501	1
Reinvested	471		1,571	33		41		304		198		488	–
Redeemed	(825)		(4,376)	(171)		(126)		(1,339)		(615)		(1,854)	–
Net Increase (Decrease)	503		1,851	5		123		(87)		178		135	1
Year Ended October 31, 2016
Dollars:
Sold	$21,683		$127,933	$4,168		$6,483		$28,938		$20,846		$42,922	N/A
Reinvested	11,205		46,396	879		1,100		9,101		6,373		13,752	N/A
Redeemed	(18,560)		(179,344)	(4,123)		(6,129)		(43,174)		(32,048)		(47,665)	N/A
Net Increase (Decrease)	$14,328		$(5,015)	$924		$1,454		$(5,135	) $	(4,829	) $	9,009	N/A
Shares:
Sold	991		5,707	187		283		1,260		899		1,844	N/A
Reinvested	538		2,126	41		50		411		285		612	N/A
Redeemed	(867)		(7,829)	(187)		(269)		(1,879)		(1,425)		(2,063)	N/A
Net Increase (Decrease)	662		4	41		64		(208)		(241)		393	N/A

Distributions:
Period Ended April 30, 2017(a)
From net investment income $	(1,611)		$(6,717)	$(52)		$(84)		$(790)		$(650)		$(1,829)	$–
From net realized gain on
investments	(10,145)		(34,506)	(800)		(1,005)		(7,312)		(4,686)		(11,362)	(1)
Total Dividends and Distributions	$ (11,756)		$(41,223)	$(852	) $	(1,089	) $	(8,102	) $	(5,336)		$ (13,191)	$(1)
Year Ended October 31, 2016
From net investment income $	(1,356	) $	(7,045)	$(43	) $	(64	) $	(776	) $	(701	) $	(1,721)	N/A
From net realized gain on
investments	(9,855)		(39,406)	(836)		(1,036)		(8,328)		(5,672)		(12,031)	N/A
Total Dividends and Distributions	$(11,211)		$(46,451)	$(879)		$(1,100)		$(9,104	) $	(6,373)		$ (13,752)	N/A

(a)	Period from November 22, 2016, date operations commenced, through April 30, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														SmallCap Value Fund II

														Period Ended				Year Ended
														April 30, 2017				October 31, 2016
Operations
Net investment income (loss)																$2,238			$7,269
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																66,421			81,097
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														120,339					(29,725)
			Net Increase (Decrease) in Net Assets Resulting from Operations											188,998					58,641

Dividends and Distributions to Shareholders
From net investment income																(6,447)			(8,870)
From net realized gain on investments																(71,732)			(129,070)
									Total Dividends and Distributions							(78,179)			(137,940)

Capital Share Transactions
Net increase (decrease) in capital share transactions																(28,262)			(26,186)
							Total Increase (Decrease) in Net Assets									82,557			(105,485)

Net Assets
Beginning of period														1,219,121					1,324,606
End of period (including undistributed net investment income as set forth below)														$1,301,678					$1,219,121
Undistributed (overdistributed) net investment income (loss)																$(671)			$3,538
	Class A		Class J		Class P		Institutional		R-1		R-2	R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$6,768		$6,784		$1,527		$99,170		$489		$803	$1,691		$1,277		$8,799		$1,974
Reinvested	332		1,365		90		72,324		102		193	847		486		1,627		190
Redeemed	(2,333)		(5,953)		(1,483)		(212,429)		(859)		(961)	(3,481)		(1,889)		(4,274)		(1,438)
Net Increase (Decrease)	$4,767		$2,196		$134		$(40,935	) $	(268	) $	35	$(943	) $	(126	) $	6,152		$726
Shares:
Sold	509		522		114		7,470		40		65	132		99		673		150
Reinvested	25		104		7		5,405		8		15	66		37		124		14
Redeemed	(179)		(464)		(116)		(16,071)		(72)		(78)	(277)		(146)		(334)		(107)
Net Increase (Decrease)	355		162		5		(3,196)		(24)		2	(79)		(10)		463		57
Year Ended October 31, 2016
Dollars:
Sold	$1,478		$1,757		$6,492		$162,348		$262		$1,826	$4,652		$2,635		$5,451		$3,579
Reinvested	267		1,919		25		130,152		189		280	1,247		1,275		2,233		8
Redeemed	(1,040)		(3,359)		(6,544)		(324,962)		(652)		(1,861)	(3,655)		(6,843)		(5,216)		(129)
Net Increase (Decrease)	$705		$317		$(27	) $	(32,462	) $	(201	) $	245	$2,244		$(2,933	) $	2,468		$3,458
Shares:
Sold	126		155		578		14,490		25		169	426		233		483		304
Reinvested	24		177		2		11,706		18		27	116		117		204		–
Redeemed	(91)		(299)		(556)		(28,440)		(61)		(166)	(332)		(664)		(448)		(11)
Net Increase (Decrease)	59		33		24		(2,244)		(18)		30	210		(314)		239		293

Distributions:
Period Ended April 30, 2017
From net investment income $	(18	) $	(47	) $	(3	) $	(6,255	) $	– $		–	$(6	) $	(13	) $	(89	) $	(16)
From net realized gain on
investments	(316)		(1,318)		(87)		(66,639)		(102)		(244)	(841)		(473)		(1,538)		(174)
Total Dividends and Distributions $	(334	) $	(1,365	) $	(90	) $	(72,894	) $	(102	) $	(244)	$(847	) $	(486	) $	(1,627	) $	(190)
Year Ended October 31, 2016
From net investment income $	(11	) $	(44	) $	(2	) $	(8,657	) $	– $		–	$(21	) $	(40	) $	(94	) $	(1)
From net realized gain on
investments	(256)		(1,875)		(23)		(121,780)		(189)		(340)	(1,226)		(1,235)		(2,139)		(7)
Total Dividends and Distributions $	(267)		$(1,919)		$(25) $		(130,437)		$(189)		$(340)	$(1,247)		$(1,275)		$(2,233)		$(8)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Tax-Exempt Bond Fund

					Period Ended	Year Ended
					April 30, 2017	October 31, 2016
Operations
Net investment income (loss)					$7,269	$12,511
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					(4,303)	1,466
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(10,587)	(1,346)
		Net Increase (Decrease) in Net Assets Resulting from Operations			(7,621)	12,631

Dividends and Distributions to Shareholders
From net investment income					(6,877)	(12,049)
				Total Dividends and Distributions	(6,877)	(12,049)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(63,249)	180,172
				Total Increase (Decrease) in Net Assets	(77,747)	180,754

Net Assets
Beginning of period					431,953	251,199
End of period (including undistributed net investment income as set forth below)					$354,206	$431,953
Undistributed (overdistributed) net investment income (loss)					$1,469	$1,077
	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2017
Dollars:
Sold	$41,533	$2,956	$22,371	$1,611
Reinvested	4,730	333	545	86
Redeemed	(76,698)	(7,206)	(52,465)	(1,045)
Net Increase (Decrease)	$(30,435)	$(3,917)	$(29,549)	$652
Shares:
Sold	5,845	411	3,140	225
Reinvested	665	47	77	12
Redeemed	(10,765)	(1,012)	(7,323)	(147)
Net Increase (Decrease)	(4,255)	(554)	(4,106)	90
Year Ended October 31, 2016
Dollars:
Sold	$135,345	$22,381	$70,613	$4,024
Reinvested	8,151	514	804	90
Redeemed	(44,289)	(5,820)	(11,566)	(75)
Net Increase (Decrease)	$99,207	$17,075	$59,851	$4,039
Shares:
Sold	17,993	2,980	9,415	536
Reinvested	1,085	68	107	12
Redeemed	(5,901)	(776)	(1,541)	(10)
Net Increase (Decrease)	13,177	2,272	7,981	538

Distributions:
Period Ended April 30, 2017
From net investment income$	(5,625)	$(412)	$(754)	$(86)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions $	(5,625)	$(412)	$(754)	$(86)
Year Ended October 31, 2016
From net investment income$	(9,714)	$(665)	$(1,580)	$(90)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions $	(9,714)	$(665)	$(1,580)	$(90)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A, Class C, and Class P shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective March 1, 2016, the initial purchase of $10,000 of R-3, R-4 & R-5 shares of Global Real Estate Securities Fund was made by Principal Management Corporation (the “Manager”).

Effective July 11, 2016, the initial purchases of $100,000, $100,000, and $24,800,000 of Class A, Class P, and Institutional shares, respectively, of Finisterre Unconstrained Emerging Markets Bond Fund were made by Principal Financial Services, Inc.

Effective November 22, 2016, the initial purchases of $10,000 of R-6 shares of High Yield Fund, International Emerging Markets Fund, International Fund I, MidCap Fund, MidCap S&P 400 Index Fund, Real Estate Securities Fund, SmallCap Fund, and SmallCap S&P 600 Index Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional and R-6 shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund qualifies as a retail money market fund and values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

			Finisterre Unconstrained
Diversified International Fund		Emerging Markets Bond Fund		Global Diversified Income Fund		Global Real Estate Securities Fund
Euro	22.0%	Euro	5.4%	Euro	6.0%	Japanese Yen	12.5%
Japanese Yen	14.0					Euro	9.2
British Pound	10.9					Hong Kong Dollar	6.0
Canadian Dollar	9.8					Australian Dollar	5.8
Swiss Franc	6.2					British Pound	5.6%

International Emerging Markets Fund		International Fund I		Overseas Fund
Hong Kong Dollar	19.5%	Euro	15.5%	Euro	32.5%
South Korean Won	18.6	Hong Kong Dollar	15.4	British Pound	21.1
New Taiwan Dollar	11.7	Japanese Yen	14.8	Japanese Yen	14.0
Indian Rupee	10.6	British Pound	9.1	Swiss Franc	9.3
Brazilian Real	9.1	New Taiwan Dollar	6.2
		South Korean Won	5.6

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios bears directly, each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2017, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the, shorter of the fiscal years from 2013-2015 or commencement of the fund’s operations to 2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2017, Diversified International Fund had no foreign tax refund receivable and had a deferred tax liability of $1,840,000 and International Emerging Markets Fund had a foreign tax refund receivable of $1,296,000 and had a deferred tax liability of $1,283,000 relating to foreign securities.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The new rules and forms will be effective beginning in 2017. At this time, management is evaluating the implications of these changes on the financial statements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2017, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, and SmallCap Value Fund II each loaned to the Facility. The interest income received is included in interest income on the statements of operations.

During the period ended April 30, 2017, funds borrowing from the Facility were as follows (amounts in thousands):

	Average	Weighted Average
	Outstanding Balance	Interest Rate
California Municipal Fund	$202	1.07%
Global Real Estate Securities Fund	146	1.26
High Yield Fund I	212	1.17
International Emerging Markets Fund	1,943	1.15
International Fund I	11	1.16
LargeCap Growth Fund	1,442.95
LargeCap S&P 500 Index Fund	649	1.17
LargeCap Value Fund	233	1.16
LargeCap Value Fund III	434	1.17
MidCap Fund	6,009	1.19
MidCap Growth Fund	53	1.35
MidCap S&P 400 Index Fund	129	1.16
MidCap Value Fund III	693	1.38
Principal Capital Appreciation Fund	107	1.17
Tax-Exempt Bond Fund	369	1.23

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. During the period ended April 30, 2017, Global Diversified Income Fund borrowed against the line of credit. The average outstanding balance for the liability during the period ended April 30, 2017 was $39,000 at a weighted average annual interest rate of 1.80%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of April 30, 2017.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of April 30, 2017, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Core Plus Bond Fund
Financial Derivative Instruments: Over the Counter (“OTC”) Summary

		Counterparty
	Brown Brothers
	Harriman & Co	Goldman Sachs & Co		Total
Assets*
Foreign Currency Contracts	$4	$12		$16
Total OTC	$4	$12		$16

Liabilities*
Foreign Currency Contracts	$(620)	$(143)		$(763)
Total OTC	$(620)	$(143)		$(763)

Net Market Value of OTC Derivatives	$(616)	$(131)		$(747)
Collateral (Received)/Pledged	—	—		—
Net Exposure	$(616)	$(131)		$(747)

Fund: Finisterre Unconstrained Emerging Markets Bond Fund
Financial Derivative Instruments: OTC Summary

		Counterparty
	Bank of
	New York Mellon	Citigroup	HSBC		Total
Assets*
Foreign Currency Contracts	$1	$7	$55		$63
Total Return Swaps	—	6	8		14
Total OTC	$1	$13	$63		$77

Liabilities*
Credit Default Swaps	$—	$(44)	$(37)	$(81)
Foreign Currency Contracts	(11)	—	(27)		(38)
Total Return Swaps	—	—	(1)		(1)
Total OTC	$(11)	$(44)	$(65)	$(120)

Net Market Value of OTC Derivatives	$(10)	$(31)	$(2)	$(43)
Collateral (Received)/Pledged	—	31 #	2 #		33 #
Net Exposure	$(10)	$—	$—	$(10)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

Fund: Global Diversified Income Fund
Financial Derivative Instruments: OTC Summary

						Counterparty
									Standard
		Bank of America							Chartered		Toronto
						Goldman		JP Morgan	Bank – Hong		Dominion
					Barclays	Sachs & Co.	HSBC	Chase	Kong		Bank		Total
Assets*
Foreign Currency Contracts		$519			$45	$367	$56	$1,592	$112		$67		$2,758
Total OTC		$519			$45	$367	$56	$1,592	$112		$67		$2,758

Liabilities*
Credit Default Swaps		$—			$—	$—	$—	$(332)	$—		$—		$(332)
Foreign Currency Contracts		(388)			(37)	(421)	(1)	(8,480)	—		—	(9,327)
Total OTC		$(388)			$(37)	$(421)	$(1)	$(8,812)	$—		$—	$(9,659)

Net Market Value of OTC Derivatives		$131			$8	$(54)	$55	$(7,220)	$112		$67	$(6,901)
Collateral (Received)/Pledged		—			—	—	—	7,000 #	—		—	7,000	#
Net Exposure		$131			$8	$(54)	$55	$(220)	$112		$67		$99

Fund: High Yield Fund
Financial Derivative Instruments: OTC Summary

		Counterparty
		Brown Brothers
		Harriman & Co.
Liabilities*
Foreign Currency Contracts				$(498)
Collateral (Received)/Pledged				—
Net Exposure				$(498)

Fund: Inflation Protection Fund
Financial Derivative Instruments: OTC Summary

			Barclays				Commonwealth				JP Morgan	Morgan
	ANZ	Bank of		Bank	BNP		Bank of	Deutsche	Goldman		Stanley
Stockbroking		America		PLC	Paribas	Citigroup Inc.	Australia	Bank AG	Sachs	HSBC	Chase	& Co.	Total
Assets*
Foreign Currency
Contracts	$326	$—		$—	$—	$363	$126	$1,314	$—	$—	$—	$1,076	$3,205
Foreign Currency Options	—	—		—	—	—	—	242	2	—	—	—	244
Interest Rate Swaps	—	—		1,470	—	—	—	76	—	—	—	—	1,546
Purchased Interest Rate
Swaptions	—	—		4	—	—	—	1,426	—	—	—	—	1,430
Total OTC	$326	$—		$1,474	$—	$363	$126	$3,058	$2	$—	$—	$1,076	$6,425

Liabilities*
Foreign Currency
Contracts	$—	$(106	) $	—	$(19)	$(145)	$—	$(35)	$—	$(2,624)	$(6)	$(776) $(3,711)
Foreign Currency Options	—	—		(115)	—	—	—	—	(302)	—	—	—	(417)
Interest Rate Swaps	—	—		(840)	—	—	—	(25)	—	—	—	—	(865)
Written Interest Rate
Swaptions	—	—		(70)	—	—	—	(1,139)	—	—	—	—	(1,209)
Total OTC	$—	$(106)		$(1,025)	$(19)	$(145)	$—	$(1,199)	$(302)	$(2,624)	$(6)	$(776) $(6,202)

Net Market Value of OTC
Derivatives	$326	$(106)		$449	$(19)	$218	$126	$1,859	$(300)	$(2,624)	$(6)	$300	$223
Collateral
(Received)/Pledged	—	—		—	—	—	—	(460) ^	—	—	—	—	$(460) ^
Net Exposure	$326	$(106)		$449	$(19)	$218	$126	$1,399	$(300)	$(2,624)	$(6)	$300	$(237)

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

#The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

^The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Certain funds may pledge cash to a broker for securities sold short.

For the period ended April 30, 2017, deposits with counterparty were as follows (amounts in thousands):

	FCM (Futuresand Cleared Swaps)	Shorts	ISDA (OTC Derivatives)
Finisterre Unconstrained Emerging Markets Bond Fund	$65	$—	$655
Global Diversified Income Fund	—	72,980	7,000
Inflation Protection Fund	6,624	—	—
International Fund I	551	—	—
LargeCap Growth Fund I	10,506	—	—
LargeCap Growth Fund II	1,000	—	—
LargeCap Value Fund III	3,800	—	—
MidCap Growth Fund III	2,800	—	—
MidCap S&P 400 Index Fund	1,102	—	—
MidCap Value Fund I	4,301	—	—
MidCap Value Fund III	2,600	—	—
Overseas Fund	6,203	—	—
SmallCap Growth Fund I	4,304	—	—
SmallCap S&P 600 Index Fund	1,940	—	—
SmallCap Value Fund II	5,601	—	—

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The balances of the floating rate notes issued as of April 30, 2017 were $17,381,000 and $8,570,000 for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The average outstanding balances for the liability during the period ended April 30, 2017 were $17,750,000 and $8,956,000 at weighted average annual interest rates of 1.36% and 1.50% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Future contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Diversified Income Fund, and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2017, were as follows:

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	170,306	$39,002
Options written	589,839	187,262
Options expired	(205,116)	(40,009)
Options closed	(237,262)	(103,418)
Options exercised	(100,817)	(20,570)
Balance at end of period	216,950	$62,267

		Notional Amount
Inflation Protection Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	370,330,000	460,260	$8,577
Options written	160,710,401	190,025	3,929
Options expired	(68,050,000)	—	(628)
Options closed	(219,918,639)	(270,660)	(6,684)
Options exercised	(136,100,000)	—	(2,009)
Balance at end of period	106,971,762	379,625	$3,185

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of April 30, 2017, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Core Plus Bond Fund	$1,000	$—
Global Diversified Income Fund	68,257	74
High Yield Fund	10,000	—

Short Sales. Global Diversified Income Fund and LargeCap Growth Fund I entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2017 for which a Fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of April 30, 2017, counterparties had pledged collateral for swap agreements of $460,000 for Inflation Protection Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds. Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, Real Estate Allocation Fund, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Balanced Volatility Control Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Growth Volatility Control Account, PVC Diversified Income Account, PVC Multi-Asset Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Balanced Volatility Control Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Growth Volatility Control Account, PVC Diversified Income Account, and PVC Multi-Asset Income Account. Principal Real Estate Investors, LLC (“Principal-REI”) is the Sub-Advisor to Real Estate Allocation Fund and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. PGI, Principal-REI and Edge also serve as Sub-Advisors to some or all of the underlying funds. The Manager, PGI, Principal-REI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

As of April 30, 2017, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, Real Estate Allocation Fund, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Balanced Volatility Control Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Growth Volatility Control Account, PVC Diversified Income Account, and PVC Multi-Asset Income Account, owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Fund	Outstanding Shares Owned	Fund	Outstanding Shares Owned
Core Plus Bond Fund	85.14%	LargeCap Value Fund	79.68%
Diversified International Fund	42.27	LargeCap Value Fund III	74.39
Equity Income Fund	40.71	MidCap Fund	6.05
Global Diversified Income Fund	10.75	MidCap Growth Fund III	47.56
Global Real Estate Securities Fund	28.08	MidCap S&P 400 Index Fund	21.97
Government & High Quality Bond Fund	53.67	MidCap Value Fund III	73.39
High Yield Fund	8.02	Overseas Fund	66.73
High Yield Fund I	23.18	Principal Capital Appreciation Fund	26.90
Income Fund	57.79	Short-Term Income Fund	45.96
Inflation Protection Fund	54.92	SmallCap Growth Fund I	30.56
International Emerging Markets Fund	42.10	SmallCap S&P 600 Index Fund	21.39
LargeCap Growth Fund	45.90	SmallCap Value Fund II	35.65
LargeCap Growth Fund I	26.18
LargeCap S&P 500 Index Fund	48.27

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives April 30, 2017			Liability Derivatives April 30, 2017
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Core Plus Bond Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$4,268	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$16	Payables	$763
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$337*	Payables, Net Assets Consist of Net unrealized	$364	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	353		$5,395
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$81
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$63	Payables	$38
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$14	Payables, Net Assets Consist of Net unrealized	$24	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	77		$143
Global Diversified Income Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$332
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$8,337	Payables, Net Assets Consist of Net unrealized	$90,679
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$2,758	Payables	$9,327
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$1,020	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$ 11,095			$101,358
High Yield Fund
Foreign exchange contracts	Receivables		$—	Payables	$498

Inflation Protection Fund
Foreign exchange contracts	Receivables		$3,449	Payables	$4,128
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$5,801*	Payables, Net Assets Consist of Net unrealized	$6,398	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	9,250		$10,526
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$200*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,126*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$157*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$1	Payables	$3
		Total$	158		$3
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$117*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$879*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$757*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$55	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

	Asset Derivatives April 30, 2017		Liability Derivatives April 30, 2017
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$398* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$417* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Overseas Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,778* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,827* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$572* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,203* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Core Plus Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(6,402)	$(4,129)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$2,643	$(2,204)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$(2,479)	$785
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(6,238)	$(5,548)
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(13)	$(4)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$97	$22
	currency transactions /Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$73	$(37)
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$157	$(19)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Global Diversified Income Fund
Credit contracts	Net realized gain (loss) from Swap	$52	$154
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(11,808)	$(51,179)
	transactions and Options and
	swaptions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$17,356	$(11,538)
	currency transactions /Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$634	$(1,076)
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$6,234	$(63,639)
High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$866	$—
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$1,962	$(1,264)
	currency transactions /Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$2,828	$(1,264)
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$2,867	$(3,436)
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$1,845	$(6,111)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$4,712	$(9,547)
International Fund I
Equity contracts	Net realized gain (loss) from Futures	$227	$213
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$21,739	$4,493
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$1,667	$382
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$69	$(36)
	currency transactions /Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$1,736	$346
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$2,641	$308
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$6,013	$1,991
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$5,773	$1,643
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$2,407	$183
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$4,606	$963
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$6,825	$1,529
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures	$6,311	$4,454
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$10,873	$5,294
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$2,328	$894
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$7,662	$4,146
	contracts /Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

3. Operating Policies (Continued)

The following table includes a summary of the average quarterly outstanding volume by derivative instrument type for the period ended April 30, 2017:

		Average notional
		(in thousands) or
Contract Type	Derivative Type	number of contracts

Core Plus Bond Fund
Credit Contracts	Exchange Cleared Credit Default Swaps - Buy Protection	$128,952
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	$134
	Foreign Currency Contracts - Contracts to Deliver	$42,970
Interest Rate Contracts	Futures - Long	$88,442
	Futures - Short	$114,512

Finisterre Unconstrained Emerging Markets Bond Fund
Credit Contracts	Credit Default Swaps - Buy Protection	$5,300
	Credit Default Swaps - Sell Protection	$1,713
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	$1,999
	Foreign Currency Contracts - Contracts to Deliver	$4,131
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	$1,431
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	$1,351
	Futures - Short	$4,398
	Total Return Swaps - Pay Floating Rate	$225,845

Global Diversified Income Fund
Credit Contracts	Credit Default Swaps - Sell Protection	$5,300
Equity Contracts	Purchased Options	42,569
	Written Options	162,778
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	$232,089
	Foreign Currency Contracts - Contracts to Deliver	$593,126
Interest Rate Contracts	Futures - Short	$118,243

High Yield Fund
Credit Contracts	Exchange Cleared Credit Default Swaps - Sell Protection	$50,000
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Deliver	$27,818

Inflation Protection Fund
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	$34,466
	Foreign Currency Contracts - Contracts to Deliver	$186,504
	Purchased Options	242,191,250
	Written Options	190,402,500
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	$43,773
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	$128,178
	Futures - Long	$319,847
	Futures - Short	$399,522
	Interest Rate Swaps - Pay Floating Rate	$40,785
	Interest Rate Swaps - Receive Floating Rate	$60,909
	Purchased Capped Options	71,000,000
	Purchased Interest Rate Swaptions	$51,525
	Purchased Options	2,804
	Written Interest Rate Swaptions	$325,788
	Written Options	2,727

International Fund I
Equity Contracts	Futures - Long	$7,787

LargeCap Growth Fund I
Equity Contracts	Futures - Long	$202,899

LargeCap Growth Fund II
Equity Contracts	Futures - Long	$19,025
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	$115
	Foreign Currency Contracts - Contracts to Deliver	$1,589

LargeCap S&P 500 Index Fund
Equity Contracts	Futures - Long	$40,007

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2017 (unaudited)

3. Operating Policies (Continued)

			Average notional
			(in thousands) or
Contract Type		Derivative Type	number of contracts

LargeCap Value Fund III
Equity Contracts	Futures - Long		$76,439

MidCap Growth Fund III
Equity Contracts	Futures - Long		$58,331

MidCap S&P 400 Index Fund
Equity Contracts	Futures - Long		$17,177

MidCap Value Fund I
Equity Contracts	Futures - Long		$29,345

MidCap Value Fund III
Equity Contracts	Futures - Long		$52,363

Overseas Fund
Equity Contracts	Futures - Long		$126,428

SmallCap Growth Fund I
Equity Contracts	Futures - Long		$89,595

SmallCap S&P 600 Index Fund
Equity Contracts	Futures - Long		$24,937

SmallCap Value Fund II
Equity Contracts	Futures - Long		$66,542

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

-Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

-Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

-Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 as of April 30, 2017 due to lack of exchange traded valuation data:

Global Diversified Income Fund	$2,125,667
SmallCap Value Fund II	197,652

Below are transfers from Level 2 to Level 1 as of April 30, 2017 due to the resumption of trading for previous thinly traded securities:

Global Diversified Income Fund	$1,259,689
SmallCap Value Fund II	346,805

The following is a summary of the inputs used as of April 30, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Municipal Bonds*	$—	$406,843	$—	$406,843
Total investments in securities $	—	$406,843	$—	$406,843

Core Plus Bond Fund
Bonds*	$—	$2,531,828	$12,347	$2,544,175
Common Stocks
Basic Materials	372	—	—	372
Energy	1,752	—	1,923	3,675
Investment Companies*	6,957	—	—	6,957
Preferred Stocks
Communications	1,331	—	—	1,331
Consumer, Non-cyclical	—	—	465	465
Financial	11,299	3,615	—	14,914
Utilities	1,415	—	—	1,415
Senior Floating Rate Interests*	—	84,303	—	84,303
U.S. Government & Government Agency Obligations*	—	1,105,029	—	1,105,029
Total investments in securities $	23,126	$3,724,775	$14,735	$3,762,636
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$16	$—	$16
Interest Rate Contracts**
Futures	$337	$—	$—	$337
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(4,268)	$—	$(4,268)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(763)	$—	$(763)
Interest Rate Contracts**
Futures	$(364)	$—	$—	$(364)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$—	$376,785	$—	$376,785
Communications		115,573	665,986	—	781,559
Consumer, Cyclical		287,599	1,101,144	—	1,388,743
Consumer, Non-cyclical		204,636	1,240,412	—	1,445,048
Diversified		664	66,571	—	67,235
Energy		236,841	304,659	—	541,500
Financial		545,178	1,586,262	—	2,131,440
Industrial		96,614	986,030	—	1,082,644
Technology		77,654	808,041	—	885,695
Utilities		—	157,313	—	157,313
Investment Companies*		269,641	—	—	269,641
Preferred Stocks		83,599	—	—	83,599
	Total investments in securities $	1,917,999	$7,293,203	$—	$9,211,202

Equity Income Fund
Common Stocks*		$5,811,017	$—	$—	$5,811,017
Investment Companies*		79,342	—	—	79,342
	Total investments in securities $	5,890,359	$—	$—	$5,890,359

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*		$—	$21,471	$659	$22,130
Convertible Bonds*		—	953	—	953
	Total investments in securities $	—	$22,424	$659	$23,083
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$63	$—	$63
Interest Rate Contracts**
Total Return Swaps		$—	$14	$—	$14
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(81)	$—	$(81)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(38)	$—	$(38)
Interest Rate Contracts**
Futures		$(23)	$—	$—	$(23)
Total Return Swaps		—	(1)	—	(1)

Global Diversified Income Fund
Bonds*		$—	$6,285,533	$87,928	$6,373,461
Common Stocks
Basic Materials		47,587	44,403	1,516	93,506
Communications		173,677	34,883	—	208,560
Consumer, Cyclical		81,482	67,299	121	148,902
Consumer, Non-cyclical		161,783	201,480	—	363,263
Diversified		—	12,057	—	12,057
Energy		228,196	54,669	11,723	294,588
Financial		823,481	549,132	—	1,372,613
Industrial		160,719	204,664	—	365,383
Technology		114,310	68,928	—	183,238
Utilities		473,702	132,773	—	606,475
Convertible Bonds*		—	1,747	279	2,026
Convertible Preferred Stocks
Financial		4,955	—	—	4,955
Credit Linked Structured Notes*		—	—	3,266	3,266
Investment Companies*		342,969	—	—	342,969
Preferred Stocks
Communications		7,684	13,815	—	21,499
Consumer, Non-cyclical		—	1,134	—	1,134
Diversified		4,519	—	—	4,519
Financial		88,732	19,141	—	107,873
Industrial		13,344	—	—	13,344
Utilities		11,288	2,022	—	13,310
Senior Floating Rate Interests*		—	797,546	19,366	816,912
U.S. Government & Government Agency Obligations*		—	256,917	—	256,917
Purchased Options		8,337	—	—	8,337
	Total investments in securities $	2,746,765	$8,748,143	$124,199	$11,619,107

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Diversified Income Fund (Continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$2,758	$—	$2,758
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(332)	$—	$(332)
Equity Contracts**
Options		$(90,679)	$—	$—	$(90,679)
Foreign Exchange Contracts**
Foreign Currency Contracts		—	$(9,327)	$—	$(9,327)
Interest Rate Contracts**
Futures		$(1,020)	$—	$—	$(1,020)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$19,713	$8,227	$—	$27,940
Financial		849,822	724,718	—	1,574,540
Technology		15,105	—	—	15,105
Investment Companies*		8,223	—	—	8,223
	Total investments in securities $	892,863	$732,945	$—	$1,625,808

Government & High Quality Bond Fund
Bonds*		$—	$455,856	$—	$455,856
Investment Companies*		16,894	—	—	16,894
U.S. Government & Government Agency Obligations*		—	1,078,125	—	1,078,125
	Total investments in securities $	16,894	$1,533,981	$—	$1,550,875

High Yield Fund
Bonds*		$—	$3,146,466	$3,038	$3,149,504
Common Stocks
Basic Materials		1,694	2	—	1,696
Energy		14,974	—	25,900	40,874
Convertible Bonds*		—	—	—	—
Investment Companies*		154,512	—	—	154,512
Preferred Stocks
Consumer, Non-cyclical		—	—	5,755	5,755
Senior Floating Rate Interests*		—	220,362	—	220,362
	Total investments in securities $	171,180	$3,366,830	$34,693	$3,572,703
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(498)	$—	$(498)

High Yield Fund I
Bonds*		—	990,196	—	990,196
Common Stocks
Communications		67	—	—	67
Consumer, Cyclical		—	1	—	1
Energy		444	131	7	582
Utilities		2,501	—	—	2,501
Convertible Bonds*		—	—	40	40
Investment Companies*		31,443	—	—	31,443
Preferred Stocks
Financial		—	1,674	—	1,674
Senior Floating Rate Interests*		—	55,572	—	55,572
	Total investments in securities $	34,455	$1,047,574	$47	$1,082,076

Income Fund
Bonds*		$—	$2,079,357	$16,000	$2,095,357
Common Stocks
Energy		12,316	—	—	12,316
Financial		—	—	2	2
Industrial		—	—	18,260	18,260
Investment Companies*		72,189	—	—	72,189
Senior Floating Rate Interests*		—	11,408	2,145	13,553
U.S. Government & Government Agency Obligations*		—	1,045,890	—	1,045,890
	Total investments in securities $	84,505	$3,136,655	$36,407	$3,257,567

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund
Bonds*	$—	$73,184	$—	$73,184
Investment Companies*	5,838	—	—	5,838
U.S. Government & Government Agency Obligations*	—	1,488,089	—	1,488,089
Purchased Interest Rate Swaptions	—	1,430	—	1,430
Purchased Options	652	244	—	896
Total investments in securities $	6,490	$1,562,947	$—	$1,569,437
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,205	$—	$3,205
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$986	$—	$986
Futures	1,187	—	—	1,187
Interest Rate Swaps	—	1,546	—	1,546
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(3,711)	$—	$(3,711)
Written Options	—	(417)	—	(417)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(2,132)	$—	$(2,132)
Futures	(1,971)	—	—	(1,971)
Interest Rate Swaps	—	(865)	—	(865)
Interest Rate Swaptions	—	(1,209)	—	(1,209)
Options	(221)	—	—	(221)

International Emerging Markets Fund
Common Stocks
Basic Materials	$3,526	$44,562	$—	$48,088
Communications	47,707	111,328	—	159,035
Consumer, Cyclical	6,357	51,033	—	57,390
Consumer, Non-cyclical	39,931	18,458	—	58,389
Diversified	275	5,568	—	5,843
Energy	—	82,182	—	82,182
Financial	31,809	155,663	—	187,472
Industrial	6,278	38,085	—	44,363
Technology	12,282	118,559	—	130,841
Utilities	5,798	23,203	—	29,001
Investment Companies*	5,264	—	—	5,264
Preferred Stocks	27,345	—	—	27,345
Total investments in securities $	186,572	$648,641	$—	$835,213

International Fund I
Common Stocks
Basic Materials	$—	$29,653	$—	$29,653
Communications	10,431	19,732	—	30,163
Consumer, Cyclical	—	72,036	—	72,036
Consumer, Non-cyclical	6,755	24,426	—	31,181
Diversified	—	3,806	—	3,806
Energy	—	16,472	—	16,472
Financial	3,944	51,098	—	55,042
Industrial	7,944	65,591	—	73,535
Technology	15,982	49,022	—	65,004
Utilities	—	1,904	—	1,904
Investment Companies*	9,341	—	—	9,341
Total investments in securities $	54,397	$333,740	$—	$388,137
Assets
Equity Contracts**
Futures	$200	$—	$—	$200

LargeCap Growth Fund
Common Stocks*	$1,654,936	$—	$—	$1,654,936
Investment Companies*	15,197	—	—	15,197
Total investments in securities $	1,670,133	$—	$—	$1,670,133

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund I
Common Stocks
Basic Materials		$23,086	$—	$—	$23,086
Communications		1,699,746	—	1,039	1,700,785
Consumer, Cyclical		758,885	—	—	758,885
Consumer, Non-cyclical		1,934,256	—	—	1,934,256
Energy		4,808	—	—	4,808
Financial		663,067	—	—	663,067
Industrial		763,527	—	—	763,527
Technology		1,293,073	—	—	1,293,073
Utilities		229	—	—	229
Convertible Preferred Stocks
Communications		—	—	30,508	30,508
Investment Companies*		227,004	—	—	227,004
Preferred Stocks
Communications		—	—	9,005	9,005
Technology		—	3,888	—	3,888
	Total investments in securities $	7,367,681	$3,888	$40,552	$7,412,121
Assets
Equity Contracts**
Futures		$2,126	$—	$—	$2,126

LargeCap Growth Fund II
Common Stocks*		$546,006	$—	$—	$546,006
Investment Companies*		23,325	—	—	23,325
	Total investments in securities $	569,331	$—	$—	$569,331
Assets
Equity Contracts**
Futures		$157	$—	$—	$157
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$1	$—	$1
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(3)	$—	$(3)

LargeCap S&P 500 Index Fund
Common Stocks*		$5,282,348	$—	$—	$5,282,348
Investment Companies*		70,651	—	—	70,651
	Total investments in securities $	5,352,999	$—	$—	$5,352,999
Assets
Equity Contracts**
Futures		$117	$—	$—	$117

LargeCap Value Fund
Common Stocks*		$2,117,596	$—	$—	$2,117,596
Investment Companies*		8,492	—	—	8,492
	Total investments in securities $	2,126,088	$—	$—	$2,126,088

LargeCap Value Fund III
Common Stocks*		$1,748,245	$—	$—	$1,748,245
Investment Companies*		85,426	—	—	85,426
	Total investments in securities $	1,833,671	$—	$—	$1,833,671
Assets
Equity Contracts**
Futures		$879	$—	$—	$879

MidCap Fund
Common Stocks*		$13,478,885	$—	$—	$13,478,884
Investment Companies*		19,610	—	—	19,611
	Total investments in securities $	13,498,495	$—	$—	$13,498,495

MidCap Growth Fund
Common Stocks*		$143,754	$—	$—	$143,754
Investment Companies*		2,882	—	—	2,882
	Total investments in securities $	146,636	$—	$—	$146,636

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Growth Fund III
Common Stocks*		$1,029,279	$—	$—	$1,029,279
Investment Companies*		64,284	—	—	64,284
	Total investments in securities $	1,093,563	$—	$—	$1,093,563
Assets
Equity Contracts**
Futures		$757	$—	$—	$757

MidCap S&P 400 Index Fund
Common Stocks*		$1,343,469	$—	$—	$1,343,469
Investment Companies*		77,783	—	—	77,783
	Total investments in securities $	1,421,252	$—	$—	$1,421,252
Liabilities
Equity Contracts**
Futures		$(55)	$—	$—	$(55)

MidCap Value Fund I
Common Stocks*		$1,122,322	$—	$—	$1,122,322
Investment Companies*		24,227	—	—	24,227
	Total investments in securities $	1,146,549	$—	$—	$1,146,549
Assets
Equity Contracts**
Futures		$398	$—	$—	$398

MidCap Value Fund III
Common Stocks*		$1,328,351	$—	$—	$1,328,351
Investment Companies*		57,578	—	—	57,578
	Total investments in securities $	1,385,929	$—	$—	$1,385,929
Assets
Equity Contracts**
Futures		$417	$—	$—	$417

Money Market Fund
Bonds*		$—	$75,513	$—	$75,513
Certificate of Deposit*		—	11,000	—	11,000
Commercial Paper*		—	515,951	—	515,951
Investment Companies*		36,000	—	—	36,000
Municipal Bonds*		—	44,272	—	44,272
Repurchase Agreements*		—	45,000	—	45,000
	Total investments in securities $	36,000	$691,736	$—	$727,736

Overseas Fund
Common Stocks
Basic Materials		$—	$210,716	$—	$210,716
Communications		30,639	182,813	—	213,452
Consumer, Cyclical		17,812	229,149	—	246,961
Consumer, Non-cyclical		58,276	451,784	—	510,060
Diversified		—	16,643	—	16,643
Energy		46,868	182,278	—	229,146
Financial		13,893	694,348	—	708,241
Industrial		45,001	486,944	—	531,945
Technology		—	55,223	—	55,223
Utilities		—	121,601	—	121,601
Investment Companies*		109,477	—	—	109,477
Preferred Stocks
Consumer, Cyclical		—	73,894	—	73,894
	Total investments in securities $	321,966	$2,705,393	$—	$3,027,359
Assets
Equity Contracts**
Futures		2,778	—	—	2,778

Principal Capital Appreciation Fund
Common Stocks*		$2,439,168	$—	$—	$2,439,168
Investment Companies*		49,572	—	—	49,572
	Total investments in securities $	2,488,740	$—	$—	$2,488,740

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2010 Fund
Investment Companies*		$1,094,042	$—	$—	$1,094,042
	Total investments in securities $	1,094,042	$—	$—	$1,094,042

Principal LifeTime 2015 Fund
Investment Companies*		$709,547	$—	$—	$709,547
	Total investments in securities $	709,547	$—	$—	$709,547

Principal LifeTime 2020 Fund
Investment Companies*		$5,707,632	$—	$—	$5,707,632
	Total investments in securities $	5,707,632	$—	$—	$5,707,632

Principal LifeTime 2025 Fund
Investment Companies*		$1,775,856	$—	$—	$1,775,856
	Total investments in securities $	1,775,856	$—	$—	$1,775,856

Principal LifeTime 2030 Fund
Investment Companies*		$6,666,221	$—	$—	$6,666,221
	Total investments in securities $	6,666,221	$—	$—	$6,666,221

Principal LifeTime 2035 Fund
Investment Companies*		$1,365,839	$—	$—	$1,365,839
	Total investments in securities $	1,365,839	$—	$—	$1,365,839

Principal LifeTime 2040 Fund
Investment Companies*		$4,503,038	$—	$—	$4,503,038
	Total investments in securities $	4,503,038	$—	$—	$4,503,038

Principal LifeTime 2045 Fund
Investment Companies*		$908,863	$—	$—	$908,863
	Total investments in securities $	908,863	$—	$—	$908,863

Principal LifeTime 2050 Fund
Investment Companies*		$2,465,851	$—	$—	$2,465,851
	Total investments in securities $	2,465,851	$—	$—	$2,465,851

Principal LifeTime 2055 Fund
Investment Companies*		$345,707	$—	$—	$345,707
	Total investments in securities $	345,707	$—	$—	$345,707

Principal LifeTime 2060 Fund
Investment Companies*		$207,631	$—	$—	$207,631
	Total investments in securities $	207,631	$—	$—	$207,631

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$26,515	$—	$—	$26,515
	Total investments in securities $	26,515	$—	$—	$26,515

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$92,854	$—	$—	$92,854
	Total investments in securities $	92,854	$—	$—	$92,854

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$52,673	$—	$—	$52,673
	Total investments in securities $	52,673	$—	$—	$52,673

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$81,938	$—	$—	$81,938
	Total investments in securities $	81,938	$—	$—	$81,938

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$38,918	$—	$—	$38,918
	Total investments in securities $	38,918	$—	$—	$38,918

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$47,919	$—	$—	$47,919
	Total investments in securities $	47,919	$—	$—	$47,919

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$24,237	$—	$—	$24,237
	Total investments in securities $	24,237	$—	$—	$24,237

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$24,929	$—	$—	$24,929
	Total investments in securities $	24,929	$—	$—	$24,929

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$6,158	$—	$—	$6,158
	Total investments in securities $	6,158	$—	$—	$6,158

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$1,152	$—	$—	$1,152
	Total investments in securities $	1,152	$—	$—	$1,152

Principal LifeTime Hybrid Income Fund
Investment Companies*		$19,264	$—	$—	$19,264
	Total investments in securities $	19,264	$—	$—	$19,264

Principal LifeTime Strategic Income Fund
Investment Companies*		$629,339	$—	$—	$629,339
	Total investments in securities $	629,339	$—	$—	$629,339

Real Estate Securities Fund
Common Stocks*		$3,621,553	$—	$—	$3,621,553
Investment Companies*		71,392	—	—	71,392
	Total investments in securities $	3,692,945	$—	$—	$3,692,945

SAM Balanced Portfolio
Investment Companies*		$4,850,582	$—	$—	$4,850,582
	Total investments in securities $	4,850,582	$—	$—	$4,850,582

SAM Conservative Balanced Portfolio
Investment Companies*		$1,790,123	$—	$—	$1,790,123
	Total investments in securities $	1,790,123	$—	$—	$1,790,123

SAM Conservative Growth Portfolio
Investment Companies*		$3,127,459	$—	$—	$3,127,459
	Total investments in securities $	3,127,459	$—	$—	$3,127,459

SAM Flexible Income Portfolio
Investment Companies*		$2,660,809	$—	$—	$2,660,809
	Total investments in securities $	2,660,809	$—	$—	$2,660,809

SAM Strategic Growth Portfolio
Investment Companies*		$1,881,894	$—	$—	$1,881,894
	Total investments in securities $	1,881,894	$—	$—	$1,881,894

Short-Term Income Fund
Bonds*		$—	$4,049,450	$20,250	$4,069,700
Investment Companies*		46,641	—	—	46,641
U.S. Government & Government Agency Obligations*		—	978	—	978
	Total investments in securities $	46,641	$4,050,428	$20,250	$4,117,319

SmallCap Fund
Common Stocks
Basic Materials		$19,101	$—	$—	$19,101
Communications		23,748	—	—	23,748
Consumer, Cyclical		81,217	—	—	81,217
Consumer, Non-cyclical		116,876	205	—	117,081
Energy		25,534	—	—	25,534
Financial		176,022	—	—	176,022
Industrial		105,775	—	—	105,775
Technology		53,117	—	—	53,117
Utilities		21,072	—	—	21,072
Investment Companies*		12,364	—	—	12,364
	Total investments in securities $	634,826	$205	$—	$635,031

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$20,625	$—	$—	$20,625
Communications		166,243	—	—	166,243
Consumer, Cyclical		214,988	—	—	214,988
Consumer, Non-cyclical		354,266	—	20	354,286
Diversified		510	—	—	510
Energy		18,017	—	—	18,017
Financial		112,104	—	—	112,104
Industrial		259,728	—	—	259,728
Technology		300,032	—	—	300,032
Utilities		1,285	—	—	1,285
Investment Companies*		77,716	—	—	77,716
	Total investments in securities $	1,525,514	$—	$20	$1,525,534
Assets
Equity Contracts**
Futures		1,827	—	—	1,827

SmallCap S&P 600 Index Fund
Common Stocks*		$1,271,151	$—	$—	$1,271,151
Investment Companies		41,294	—	—	41,294
	Total investments in securities $	1,312,445	$—	$—	$1,312,445
Assets
Equity Contracts**
Futures		$572	$—	$—	$572

SmallCap Value Fund II
Common Stocks
Basic Materials		$50,747	$—	$—	$50,747
Communications		42,166	—	73	42,239
Consumer, Cyclical		126,578	—	—	126,578
Consumer, Non-cyclical		153,756	18	—	153,774
Diversified		10	—	—	10
Energy		67,299	94	—	67,393
Financial		411,894	129	—	412,023
Government		324	—	—	324
Industrial		226,713	7	—	226,720
Technology		113,099	—	—	113,099
Utilities		44,917	—	—	44,917
Investment Companies*		66,999	—	—	66,999
	Total investments in securities $	1,304,502	$248	$73	$1,304,823
Assets
Equity Contracts**
Futures		$1,203	$—	$—	$1,203

Tax-Exempt Bond Fund
Bonds*		$—	$1,511	$—	$1,511
Municipal Bonds*		—	358,483	—	358,483
	Total investments in securities $	—	$359,994	$—	$359,994

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

4. Fair Valuation (Continued)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair
		Value as
		of April		Unobservable
Fund	Asset Type	30, 2017	Valuation Technique	input	Input Values(s)
Finisterre
Unconstrained
Emerging Markets Bond			Indicative Market
Fund	Bonds	$659	Quotations	Broker Quote	$99.00 – 101.08

Global Diversified
Income Fund	Bonds	58,411	Benchmark Pricing	Base Price	0.00 – 98.38
			Indicative Market
	Bonds	25,267	Quotations	Broker Quote	0.98 – 110.74
	Bonds	4,250	Third Party Vendor	Broker Quote	100.00
	Common Stocks	5,274	Benchmark Pricing	Base Price	0.00 – 179.00
			Indicative Market
	Common Stocks	8,086	Quotations	Broker Quote	26.25
			Indicative Market
	Convertible Bonds	279	Quotations	Broker Quote	4.00
	Credit Linked Structured		Indicative Market
	Notes	3,266	Quotations	Broker Quote	0.66
	Senior Floating Rate
	Interests	6,534	Benchmark Pricing	Base Price	0.00 – 93.01
	Senior Floating Rate		Indicative Market
	Interests	12,832	Quotations	Broker Quote	97.00 – 99.04
		124,199

Income Fund	Bonds	16,000	Third Party Vendor	Broker Quote	100.00
	Common Stocks	18,260	Benchmark Pricing	Base Price	119.50
			Indicative Market
	Common Stocks	2	Quotations	Broker Quote	0.00
	Senior Floating Rate
	Interests	2,145	Benchmark Pricing	Base Price	98.50
		36,407

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums
			and Change							Net Change in Unrealized
	Value	Realized	in		Proceeds	Transfers			Value	Appreciation/(Depreciation)
	October 31,	Gain/	Unrealized		from	into Level		Transfers Out of	April 30,	on Investments Held at
Fund	2016	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2017	April 30, 2017

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds	$265	$—	$3	$400	$(9)	$—		$—	$659	$4
Total	$265	$—	$3	$400	$(9)	$—		$—	$659	$4

Global Diversified Income Fund
Bonds	$65,591	$301	$107	$36,490	$(1,952)	$—		$(12,609)	$87,928	$(2,546)
Common Stocks
Basic Materials	—	—	(495)	2,011	—	—		—	1,516	(495)
Consumer,	120	—	1	—	—	—		—	121	1
Cyclical
Energy	—	—	2,450	9,273	—	—		—	11,723	2,450
Technology	5,833	—	—	—	—	—		(5,833)	—	—
Convertible Bonds	3,305	—	(1,114)	—	—	—		(1,912)	279	(1,186)
Credit Linked	3,327	(9)	145	—	(197)	—		—	3,266	102
Structured Notes
Preferred Stocks
Industrial	80	—	—	—	—	—		(80)	—	—
Senior Floating	26,817	10	(357)	—	(10,278)	3,174		—	19,366	(376)
Rate Interests
Total	$105,073	$302	$737	$47,774	$(12,428)	$3,174		$(20,434)	$124,199	$(2,050)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

4.	Fair Valuation (Continued)

			Accrued
			Discounts/
			Premiums
			and Change							Net Change in Unrealized
	Value	Realized	in		Proceeds	Transfers			Value	Appreciation/(Depreciation)
	October 31,	Gain/	Unrealized		from	into Level		Transfers Out of	April 30,	on Investments Held at
Fund	2016	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2017	April 30, 2017

Income Fund
Bonds	$15,652	$(1,853)	$2,029	$16,751	$(16,579)	$—		$—	$16,000	$—
Common Stocks
Financial	3	—	(1)	—	—	—		—	2	(1)
Industrial	—	—	1,681	16,579	—	—		—	18,260	1,681
Senior Floating	—	—	(32)	1,082	—	1,095		—	2,145	(32)
Rate Interests
Total	$15,655	$(1,853)	$3,677	$34,412	$(16,579)	$1,095		$—	$36,407	$1,648

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

 1. Securities where trading has been halted

2. Securities that have certain restrictions on trading

3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds and Principal LifeTime Hybrid Funds do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Funds are as follows:

			Net Assets of Fund

	First		Next	Next	Over
	$500		$500	$500	$1.5			Net Assets of Fund (in billions)
	million		million	million	billion			First $1		Over $1
Finisterre Unconstrained Emerging						California Municipal Fund		.45%		.40%
Markets Bond Fund	1.02%		1.00%	.98%	.97%
MidCap Growth Fund	.65		.63	.61	.60
MidCap Growth Fund III	1.00		.96	.94	.92
MidCap Value Fund III	.65		.63	.61	.60
SmallCap Fund	.75		.73	.71	.70
Tax-Exempt Bond Fund	.45		.43	.41	.40

				Net Assets of Fund
	First		Next	Next	Next
	$500		$500	$500	$500	Next $1	Over $3
	million		million	million	million	billion	billion
Core Plus Bond Fund	.55%		.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90		.88	.86	.85	.83	.80
Global Diversified Income Fund	.80		.78	.76	.75	.73	.70
Global Real Estate Securities Fund	.90		.88	.86	.85	.84	.83
High Yield Fund I	.65		.63	.61	.60	.59	.58
Inflation Protection Fund	.40		.38	.36	.35	.34	.33
International Emerging Markets Fund	1.20		1.18	1.16	1.15	1.14	1.13
International Fund I	.90		.88	.86	.85	.84	.83
LargeCap Growth Fund I	.66		.64	.62	.61	.60	.59
LargeCap Growth Fund II	.89		.87	.85	.84	.83	.82
LargeCap Value Fund	.45		.43	.41	.40	.39	.38
LargeCap Value Fund III	.80		.78	.76	.75	.73	.70
MidCap Fund	.65		.63	.61	.60	.59	.58
MidCap Value Fund I	1.00		.98	.96	.95	.94	.93
Money Market Fund	.40		.39	.38	.37	.36	.35
Overseas Fund	1.10		1.08	1.06	1.05	1.04	1.03
Real Estate Securities Fund	.85		.83	.81	.80	.79	.78
SmallCap Growth Fund I	1.10		1.08	1.06	1.05	1.04	1.03
SmallCap Value Fund II	1.00		.98	.96	.95	.94	.93

	Net Assets of Fund (in millions)							Net Assets of Fund (in billions)
	First $250	Over $	250					First $2	Next $1	Over $3
High Yield Fund	.625%		.50%		Income Fund			.50%	.44%	.43%

	Net Assets of Fund (in millions)								Net Assets of Fund
	First		Next	Over				First	Next	Over
	$200		$300	$500				$500 million	$500 million	$1 billion
Short-Term Income Fund	.50%		.45%	.40%	Principal Capital Appreciation Fund			.625%	.50%	.375%

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
		April 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Fund (in billions)				Net Assets of Fund (in millions)
	First $2	Over $2			First $250	Next $250	Over $500
Government & High Quality Bond Fund	.50%	.45%		Equity Income Fund	.60%	.55%	.50%

Net Assets of Fund

	First	Next	Next	Next	Over
	$500 million	$500 million	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

		All Net Assets
LargeCap S&P 500 Index Fund		.15%
MidCap S&P 400 Index Fund		.15
SmallCap S&P 600 Index Fund		.15

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from November 1, 2016 through April 30, 2017
	Class A	Class C	Class J	Class P	Institutional		Expiration
California Municipal Fund	N/A	N/A	N/A	.51%^	.51	%**	June 30, 2018
Core Plus Bond Fund	.88%	1.75%	N/A	N/A	N/A		February 28, 2018
Diversified International Fund	N/A	2.08	N/A	N/A	N/A		February 28, 2018
Finisterre Unconstrained Emerging Markets
Bond Fund	1.47	N/A	N/A	1.15	1.12		February 28, 2018
Global Real Estate Securities Fund	N/A	2.20	N/A	N/A	N/A		February 28, 2018
Government & High Quality Bond Fund	.88	1.63	N/A	N/A	N/A		February 28, 2018
High Yield Fund	N/A	N/A	N/A	N/A	.61		February 28, 2018
High Yield Fund I	1.05	N/A	N/A	N/A	N/A		February 28, 2018
Inflation Protection Fund	.90	1.65	1.15%	N/A	N/A		February 28, 2018
International Emerging Markets Fund	1.61	2.66	1.52	N/A	N/A		February 28, 2018
International Fund I	1.45	N/A	N/A	N/A	1.00		February 28, 2018
LargeCap Growth Fund I	1.25	N/A	N/A	N/A	N/A		February 28, 2018
LargeCap S&P 500 Index Fund	N/A	1.30	N/A	N/A	N/A		February 28, 2018
LargeCap Value Fund	N/A	1.70	N/A	N/A	N/A		February 28, 2018
MidCap Growth Fund	N/A	N/A	N/A	N/A	.75		February 28, 2018
MidCap Value Fund III	1.30	N/A	N/A	N/A	N/A		February 28, 2018
Money Market Fund	N/A	1.79	N/A	N/A	N/A		February 28, 2018
Principal LifeTime 2010 Fund	.38	N/A	N/A	N/A	N/A		February 28, 2018
Principal LifeTime 2020 Fund	.38	N/A	N/A	N/A	N/A		February 28, 2018
Principal LifeTime 2030 Fund	.38	N/A	N/A	N/A	N/A		February 28, 2018
Principal LifeTime 2040 Fund	.38	N/A	N/A	N/A	N/A		February 28, 2018
Principal LifeTime 2050 Fund	.38	N/A	N/A	N/A	N/A		February 28, 2018
Principal LifeTime 2060 Fund	N/A	N/A	.38	N/A	.10		February 28, 2018
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	N/A	N/A	.05		February 28, 2018
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	N/A	N/A	.05		February 28, 2018
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	N/A	N/A	.05		February 28, 2018
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	N/A	N/A	.05		February 28, 2018
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	N/A	N/A	.05		February 28, 2018

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class C	Class J	Class P		Institutional		Expiration
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	N/A	N/A		.05%		February 28, 2018
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	N/A	N/A		.05		February 28, 2018
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	N/A	N/A		.05		February 28, 2018
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	N/A	N/A		.05		February 28, 2018
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	N/A	N/A		.05		February 28, 2018
Principal LifeTime Hybrid Income Fund	N/A	N/A	N/A	N/A		.05		February 28, 2018
Principal LifeTime Strategic Income Fund	.38%	N/A	N/A	N/A		N/A		February 28, 2018
SAM Conservative Balanced Portfolio	.63	1.38	.63%	N/A		N/A		February 28, 2018
SAM Conservative Growth Portfolio	N/A	N/A	N/A	.35	%***	N/A		February 28, 2018
SmallCap Fund	N/A	2.08	N/A	N/A		.80		February 28, 2018
SmallCap Growth Fund I	N/A	N/A	1.50	N/A		1.02		February 28, 2018
SmallCap Value Fund II	1.45	N/A	N/A	N/A		N/A		February 28, 2018
Tax-Exempt Bond Fund	N/A	1.60	N/A	.52	*	.52	**	June 30, 2018

*	Prior to March 1, 2017, the contractual limit was .53%.
**	Prior to March 24, 2017, the contractual limit was .60%.
***	Prior to March 1, 2017, the contractual limit was .37%.
^	Prior to March 1, 2017, the contractual limit was .52%.

		Period from November 1, 2016 through April 30, 2017
	R-1	R-2	R-3	R-4	R-5	R-6		Expiration
Global Real Estate Securities Fund	N/A	N/A	N/A	N/A	N/A	.94%		February 28, 2018
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	N/A		February 28, 2018
High Yield Fund	N/A	N/A	N/A	N/A	N/A	.66	^	February 28, 2018
Income Fund	N/A	N/A	N/A	N/A	N/A	.55		February 28, 2018
International Emerging Markets Fund	N/A	N/A	N/A	N/A	N/A	1.33	^	February 28, 2018
International Fund I	N/A	N/A	N/A	N/A	N/A	1.05	^	February 28, 2018
LargeCap Growth Fund I	N/A	N/A	N/A	N/A	N/A	.65		February 28, 2018
MidCap Fund	N/A	N/A	N/A	N/A	N/A	.74	^	February 28, 2018
MidCap S&P 400 Index Fund	N/A	N/A	N/A	N/A	N/A	.25	^	February 28, 2018
MidCap Value Fund III	N/A	N/A	N/A	N/A	N/A	.69		February 28, 2018
Principal LifeTime 2055 Fund	.93	.80	.62	.43	.31	N/A		February 28, 2017
Principal LifeTime 2060 Fund	.93	.80	.62	.43	.31	N/A		February 28, 2018
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Principal LifeTime Hybrid Income Fund	N/A	N/A	N/A	N/A	N/A	.02		February 28, 2018
Real Estate Securities Fund	N/A	N/A	N/A	N/A	N/A	.97	^	February 28, 2018
Short-Term Income Fund	1.30	1.18	.99	.79	.68	N/A		February 28, 2018
SmallCap Fund	N/A	N/A	N/A	N/A	N/A	.90	^	February 28, 2018
SmallCap Growth Fund I	1.88	1.75	1.57	1.38	1.26	1.06		February 28, 2018
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	N/A	N/A	.25	^	February 28, 2018
SmallCap Value Fund II	N/A	N/A	N/A	N/A	N/A	1.01		February 28, 2018

^Period from November 22, 2016 to April 30, 2017.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ending February 28, 2018, unless otherwise footnoted. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

Core Plus Bond Fund	.010	%*	MidCap Value Fund I	.012
LargeCap Growth Fund I	.016		MidCap Value Fund III	.014
LargeCap Growth Fund II	.044		Overseas Fund	.040
LargeCap Value Fund III	.012		SmallCap Growth Fund I	.072
MidCap Growth Fund III	.032		SmallCap Value Fund II	.024
* Contractual reduction will expire February 28, 2019.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to Class P shares on an annualized basis during the reporting period. The limits are as follows:

	Period from November 1, 2016 through April 30, 2017
	Class P	Expiration
Diversified International Fund	.20%	February 28, 2018
Equity Income Fund	.20	February 28, 2017
Global Diversified Income Fund	.20	February 28, 2017
Global Real Estate Securities Fund	.20	February 28, 2018
Government & High Quality Bond Fund	.20	February 28, 2018
High Yield Fund	.20	February 28, 2018
Income Fund	.20	February 28, 2018
International Emerging Markets Fund	.20	February 28, 2018
International Fund I	.20	February 28, 2018
LargeCap Growth Fund	.20	February 28, 2018
LargeCap Growth Fund I	.20	February 28, 2018
LargeCap Value Fund	.20	February 28, 2018
MidCap Fund	.20	February 28, 2017
MidCap Value Fund III	.20	February 28, 2018
Principal Capital Appreciation Fund	.20	February 28, 2018
Real Estate Securities Fund	.20	February 28, 2018
SAM Balanced Portfolio	.20	February 28, 2018
SAM Conservative Balanced Portfolio	.20	February 28, 2018
SAM Flexible Income Portfolio	.20	February 28, 2018
SAM Strategic Growth Portfolio	.20	February 28, 2018
Short-Term Income Fund	.20	February 28, 2017
SmallCap Fund	.20	February 28, 2018
SmallCap Value Fund II	.20	February 28, 2018

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares of Money Market Fund. This waiver will reduce the distribution fees by .12%. The expense limit expires February 28, 2018.

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to Class C shares of Money Market Fund. The limit will maintain the level of distribution fees not to exceed 0% for Class C shares. The voluntary expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2017, were as follows (amounts in thousands):

	Class A	Class C	Class J
California Municipal Fund	$58	$16	N/A
Core Plus Bond Fund	22	1	$3
Diversified International Fund	56	–	5
Equity Income Fund	150	5	N/A
Global Diversified Income Fund	375	58	N/A
Global Real Estate Securities Fund	15	4	N/A
Government & High Quality Bond Fund	80	10	7
High Yield Fund	77	11	N/A
High Yield Fund I	5	N/A	N/A
Income Fund	73	6	4
Inflation Protection Fund	4	–	–
International Emerging Markets Fund	47	–	2
International Fund I	5	N/A	N/A
LargeCap Growth Fund	77	1	1
LargeCap Growth Fund I	14	N/A	3
LargeCap Growth Fund II	N/A	N/A	2
LargeCap S&P 500 Index Fund	126	2	19
LargeCap Value Fund	51	–	–
LargeCap Value Fund III	N/A	N/A	1
MidCap Fund	155	3	–
MidCap Growth Fund	N/A	N/A	2
MidCap Growth Fund III	N/A	N/A	1
MidCap S&P 400 Index Fund	N/A	N/A	7
MidCap Value Fund I	N/A	N/A	2
MidCap Value Fund III	65	N/A	1
Money Market Fund	5	2	35
Principal Capital Appreciation Fund	156	3	N/A
Principal LifeTime 2010 Fund	6	N/A	21
Principal LifeTime 2020 Fund	84	N/A	66
Principal LifeTime 2030 Fund	141	N/A	92
Principal LifeTime 2040 Fund	120	N/A	60
Principal LifeTime 2050 Fund	121	N/A	30
Principal LifeTime 2060 Fund	N/A	N/A	1
Principal LifeTime Strategic Income Fund	11	N/A	6
Real Estate Securities Fund	89	8	6
SAM Balanced Portfolio	774	26	86
SAM Conservative Balanced Portfolio	285	14	45
SAM Conservative Growth Portfolio	513	14	35
SAM Flexible Income Portfolio	550	27	142
SAM Strategic Growth Portfolio	379	10	20
Short-Term Income Fund	183	8	10
SmallCap Fund	87	2	2
SmallCap Growth Fund I	N/A	N/A	1
SmallCap S&P 600 Index Fund	N/A	N/A	8
SmallCap Value Fund II	33	N/A	–
Tax-Exempt Bond Fund	49	6	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At April 30, 2017, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Institutional	R-1	R-2	R-4	R-5	R-6
Core Plus Bond Fund	–	N/A	1,883	–	–	–	–	N/A
Diversified International Fund	–	–	363,139	–	–	–	–	N/A
Equity Income Fund	–	–	55,173	–	–	–	–	N/A
Finisterre Unconstrained Emerging Markets
Bond Fund	10	10	2,480	N/A	N/A	N/A	N/A	N/A
Global Diversified Income Fund	–	–	68,817	N/A	N/A	N/A	N/A	N/A
Global Real Estate Securities Fund	–	–	1,442	N/A	N/A	1	1	—
Government & High Quality Bond Fund	–	–	25	–	–	–	–	N/A
High Yield Fund	–	–	19,417	N/A	N/A	N/A	N/A	1
High Yield Fund I	–	N/A	68,223	N/A	N/A	N/A	N/A	N/A
Income Fund	–	–	50,385	–	–	–	–	—
Inflation Protection Fund	–	N/A	68,760	–	–	–	–	N/A
International Emerging Markets Fund	–	–	6,298	–	–	–	–	—
International Fund I	–	–	18,580	–	–	–	–	1
LargeCap Growth Fund I	–	–	211,422	–	–	–	–	—
LargeCap Growth Fund II	N/A	N/A	57,709	–	–	–	–	N/A
LargeCap S&P 500 Index Fund	–	N/A	6,088	–	–	–	–	N/A
LargeCap Value Fund	–	–	1	–	–	–	–	N/A
LargeCap Value Fund III	N/A	N/A	22,069	–	–	–	–	N/A
MidCap Fund	–	–	108	–	–	–	–	—
MidCap Growth Fund III	N/A	N/A	35,150	–	–	–	–	N/A
MidCap S&P 400 Index Fund	N/A	N/A	–	–	–	–	–	1
MidCap Value Fund I	N/A	N/A	56,200	–	–	–	–	N/A
MidCap Value Fund III	–	–	1	–	–	–	–	—
Overseas Fund	N/A	N/A	64,036	1	1	–	–	N/A
Principal Capital Appreciation Fund	–	–	9,128	–	–	–	–	N/A
Principal LifeTime 2010 Fund	–	N/A	41,945	–	–	–	–	N/A
Principal LifeTime 2015 Fund	N/A	N/A	37,773	–	–	–	–	N/A
Principal LifeTime 2020 Fund	–	N/A	223,850	–	–	–	–	N/A
Principal LifeTime 2025 Fund	N/A	N/A	94,835	–	–	–	–	N/A
Principal LifeTime 2030 Fund	–	N/A	266,284	–	–	–	–	N/A
Principal LifeTime 2035 Fund	N/A	N/A	70,581	–	–	–	–	N/A
Principal LifeTime 2040 Fund	–	N/A	169,863	–	–	–	–	N/A
Principal LifeTime 2045 Fund	N/A	N/A	43,303	–	–	–	–	N/A
Principal LifeTime 2050 Fund	–	N/A	102,436	–	–	–	–	N/A
Principal LifeTime 2055 Fund	N/A	N/A	17,102	–	–	–	–	N/A
Principal LifeTime 2060 Fund	N/A	N/A	11,623	–	–	–	–	N/A
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	–	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	–	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	–	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	–	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	–	N/A	N/A	N/A	N/A	1
Principal LifeTime Strategic Income Fund	–	N/A	31,500	–	–	–	–	N/A
Real Estate Securities Fund	–	–	35,229	–	–	–	–	—
SAM Balanced Portfolio	–	–	42,881	–	–	–	–	N/A
SAM Conservative Balanced Portfolio	–	–	20,998	–	–	–	–	N/A
SAM Conservative Growth Portfolio	–	–	24,437	–	–	–	–	N/A
SAM Flexible Income Portfolio	–	–	12,461	–	–	–	–	N/A
SAM Strategic Growth Portfolio	–	–	11,705	–	–	–	–	N/A
Short-Term Income Fund	–	–	78,592	–	–	–	–	N/A
SmallCap Fund	–	–	425	–	–	–	–	—
SmallCap Growth Fund I	N/A	N/A	60,470	–	–	–	–	—
SmallCap Value Fund II	–	–	41,724	–	–	–	–	—
Tax-Exempt Bond Fund	32	–	–	N/A	N/A	N/A	N/A	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $30,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2017.

6. Investment Transactions

For the period ended April 30, 2017, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
California Municipal Fund	$86,182	$137,152	Principal LifeTime 2030 Fund	$971,695	$1,288,070
Core Plus Bond Fund	1,966,795	2,192,939	Principal LifeTime 2035 Fund	262,074	273,764
Diversified International Fund	2,937,540	2,595,293	Principal LifeTime 2040 Fund	770,192	936,178
Equity Income Fund	685,882	792,635	Principal LifeTime 2045 Fund	186,611	193,811
Finisterre Unconstrained Emerging			Principal LifeTime 2050 Fund	455,169	539,856
Markets Bond Fund	48,956	49,802	Principal LifeTime 2055 Fund	88,910	74,135
Global Diversified Income Fund	6,353,174	6,237,575	Principal LifeTime 2060 Fund	69,790	32,289
Global Real Estate Securities Fund	378,881	1,849,157	Principal LifeTime Hybrid 2015 Fund	19,715	6,118
Government & High Quality Bond Fund	226,379	174,058	Principal LifeTime Hybrid 2020 Fund	55,489	8,975
High Yield Fund	923,855	999,265	Principal LifeTime Hybrid 2025 Fund	42,690	4,321
High Yield Fund I	496,486	388,444	Principal LifeTime Hybrid 2030 Fund	39,834	7,126
Income Fund	273,982	191,466	Principal LifeTime Hybrid 2035 Fund	31,104	3,405
Inflation Protection Fund	8,407	8,817	Principal LifeTime Hybrid 2040 Fund	26,299	4,385
International Emerging Markets Fund	410,703	621,709	Principal LifeTime Hybrid 2045 Fund	18,662	1,588
International Fund I	133,390	169,548	Principal LifeTime Hybrid 2050 Fund	12,357	1,370
LargeCap Growth Fund	848,918	1,342,483	Principal LifeTime Hybrid 2055 Fund	4,403	414
LargeCap Growth Fund I	1,401,672	1,983,830	Principal LifeTime Hybrid 2060 Fund	713	82
LargeCap Growth Fund II	107,721	135,284	Principal LifeTime Hybrid Income Fund	15,238	5,010
LargeCap S&P 500 Index Fund	73,771	281,598	Principal LifeTime Strategic Income Fund	83,661	151,116
LargeCap Value Fund	1,064,348	1,513,688	Real Estate Securities Fund	1,056,998	370,413
LargeCap Value Fund III	331,917	437,396	SAM Balanced Portfolio	583,351	715,448
MidCap Fund	1,363,069	963,751	SAM Conservative Balanced Portfolio	237,226	234,210
MidCap Growth Fund	105,571	107,618	SAM Conservative Growth Portfolio	291,572	356,773
MidCap Growth Fund III	265,634	676,230	SAM Flexible Income Portfolio	351,338	261,178
MidCap S&P 400 Index Fund	164,768	169,357	SAM Strategic Growth Portfolio	181,236	205,149
MidCap Value Fund I	319,421	412,170	Short-Term Income Fund	2,018,178	968,811
MidCap Value Fund III	525,741	524,845	SmallCap Fund	167,669	182,079
Overseas Fund	603,649	988,114	SmallCap Growth Fund I	355,679	447,777
Principal Capital Appreciation Fund	284,675	580,398	SmallCap S&P 600 Index Fund	97,867	121,836
Principal LifeTime 2010 Fund	102,063	257,987	SmallCap Value Fund II	334,523	418,311
Principal LifeTime 2015 Fund	103,076	182,270	Tax-Exempt Bond Fund	48,449	104,265
Principal LifeTime 2020 Fund	588,411	995,451
Principal LifeTime 2025 Fund	256,770	267,488

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

6. Investment Transactions (Continued)

In addition Global Diversified Income Fund had $651,165,000 of covers on securities sold short and $599,069,000 of securities sold short. LargeCap Growth Fund I had $5,889,000 of covers on securities sold short and $5,710,000 of securities sold short.

For the period ended April 30, 2017, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Core Plus Bond Fund	$619,430	$814,439
Global Diversified Income Fund	112,148	82,465
Government & High Quality Bond Fund	24,738	15,851
Income Fund	—	30,006
Inflation Protection Fund	314,948	517,283
Short-Term Income Fund	—	2

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2017 and October 31, 2016 were as follows (amounts in thousands):

							Long-Term
		Ordinary Income		Tax-Exempt Income			Capital Gain			Section 1250 Gain
		2017	2016	2017	2016	*	2017	2016	^	2017	2016	**
California Municipal Fund	$	— $	— $	6,471	$10,487	$	— $	— $		— $	—
Core Plus Bond Fund		54,191	98,295	—	—		—	—		—	—
Diversified International Fund		131,799	89,275	—	—		—	—		—	—
Equity Income Fund		64,953	123,057	—	—		105,300	—		—	—
Finisterre Unconstrained Emerging Markets
Bond Fund		818	288	—	—		20	—		—	—
Global Diversified Income Fund		343,757	573,868	—	—		—	—		—	—
Global Real Estate Securities Fund		49,067	76,327	—	—		5,834	52,474		—	—
Government & High Quality Bond Fund		30,643	57,224	—	—		—	—		—	—
High Yield Fund		96,781	211,316	—	—		—	—		—	—
High Yield Fund I		28,214	51,590	—	—		—	—		—	—
Income Fund		53,379	115,229	—	—		—	—		—	—
Inflation Protection Fund		12,976	13,459	—	—		—	—		—	—
International Emerging Markets Fund		11,228	9,038	—	—		—	—		—	—
International Fund I		3,700	2,980	—	—		—	—		—	—
LargeCap Growth Fund		8,491	6,377	—	—		237,379	279,032		—	—
LargeCap Growth Fund I		5,087	3,979	—	—		292,430	816,477		—	—
LargeCap Growth Fund II		4,070	31,669	—	—		17,106	53,450		—	—
LargeCap S&P 500 Index Fund		94,362	83,122	—	—		64,057	38,990		—	—
LargeCap Value Fund		49,601	59,261	—	—		48,083	161,880		—	—
LargeCap Value Fund III		35,777	33,414	—	—		46,063	109,456		—	—
MidCap Fund		39,353	8,962	—	—		248,481	639,107		—	—
MidCap Growth Fund		266	1,561	—	—		—	1,955		—	—
MidCap Growth Fund III		—	—	—	—		3,078	66,578		—	—
MidCap S&P 400 Index Fund		16,317	14,198	—	—		62,050	70,744		—	—
MidCap Value Fund I		18,022	49,924	—	—		—	114,565		—	—
MidCap Value Fund III		19,450	12,555	—	—		5,583	25,650		—	—
Money Market Fund		1,197	93	—	—		—	—		—	—
Overseas Fund		59,567	49,243	—	—		—	50,559		—	—
Principal Capital Appreciation Fund		31,633	35,363	—	—		213,873	103,144		—	—
Principal LifeTime 2010 Fund		22,971	23,573	—	—		24,620	39,912		—	—
Principal LifeTime 2015 Fund		13,801	14,767	—	—		11,860	51,423		—	—
Principal LifeTime 2020 Fund		106,973	101,432	—	—		99,462	388,198		—	—
Principal LifeTime 2025 Fund		29,315	25,929	—	—		30,214	100,549		—	—
Principal LifeTime 2030 Fund		110,644	105,340	—	—		139,825	460,350		—	—
Principal LifeTime 2035 Fund		19,126	18,232	—	—		34,175	43,925		—	—
Principal LifeTime 2040 Fund		63,939	65,275	—	—		140,484	206,804		—	—
Principal LifeTime 2045 Fund		12,288	10,730	—	—		24,889	27,303		—	—
Principal LifeTime 2050 Fund		33,100	33,661	—	—		76,997	94,604		—	—

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

						Long-Term
	Ordinary Income		Tax-Exempt Income			Capital Gain			Section 1250 Gain
	2017	2016	2017	2016	*	2017	2016	^	2017	2016	**
Principal LifeTime 2055 Fund	4,284	3,134	—	—		7,781	6,567		—	—
Principal LifeTime 2060 Fund	2,304	1,521	—	—		3,373	2,027		—	—
Principal LifeTime Hybrid 2015 Fund	294	120	—	—		51	—		—	—
Principal LifeTime Hybrid 2020 Fund	1,081	382	—	—		169	—		—	—
Principal LifeTime Hybrid 2025 Fund	420	52	—	—		29	—		—	—
Principal LifeTime Hybrid 2030 Fund	1,007	408	—	—		237	—		—	—
Principal LifeTime Hybrid 2035 Fund	326	55	—	—		39	—		—	—
Principal LifeTime Hybrid 2040 Fund	519	218	—	—		156	—		—	—
Principal LifeTime Hybrid 2045 Fund	181	34	—	—		26	—		—	—
Principal LifeTime Hybrid 2050 Fund	273	122	—	—		94	—		—	—
Principal LifeTime Hybrid 2055 Fund	45	6	—	—		6	—		—	—
Principal LifeTime Hybrid 2060 Fund	9	2	—	—		2	—		—	—
Principal LifeTime Hybrid Income Fund	203	42	—	—		6	—		—	—
Principal LifeTime Strategic Income Fund	13,093	13,535	—	—		2,543	—		—	—
Real Estate Securities Fund	23,766	47,255	—	—		87,154	118,424		—	5,452
SAM Balanced Portfolio	53,693	69,051	—	—		94,217	301,624		—	—
SAM Conservative Balanced Portfolio	23,024	34,250	—	—		17,952	65,891		—	—
SAM Conservative Growth Portfolio	35,045	25,969	—	—		64,573	290,387		—	—
SAM Flexible Income Portfolio	38,567	62,528	—	—		9,941	56,057		—	—
SAM Strategic Growth Portfolio	18,516	21,394	—	—		47,267	216,990		—	—
Short-Term Income Fund	34,685	56,185	—	—		—	—		—	—
SmallCap Fund	3,209	—	—	—		11,869	21,904		—	—
SmallCap Growth Fund I	—	—	—	—		44,070	137,062		—	—
SmallCap S&P 600 Index Fund	16,357	14,132	—	—		65,193	74,738		—	—
SmallCap Value Fund II	11,299	24,229	—	—		66,880	113,711		—	—
Tax-Exempt Bond Fund	—	40	6,877	12,009		—	—		—	—

*The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2016, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
California Municipal Fund	$—	$48	$—	$(32,574)	$19,536	$—	$(12,990)
Core Plus Bond Fund	8,564	—	—	(133,934)	55,658	(406)	(70,118)
Diversified International Fund	120,019	—	—	(522,915)	538,432	—	135,536
Equity Income Fund	12,174	—	105,292	—	1,717,975	—	1,835,441
Finisterre Unconstrained Emerging Markets
Bond Fund	375	—	20	—	17	(28)	384
Global Diversified Income Fund	67,864	—	—	(198,668)	(62,642)	(3,520)	(196,966)
Global Real Estate Securities Fund	34,501	—	5,818	(317)	147,690	—	187,692
Government & High Quality Bond Fund	331	—	—	(15,007)	(5,989)	—	(20,665)
High Yield Fund	2,015	—	—	(138,322)	(59,666)	(4,974)	(200,947)
High Yield Fund I	68	—	—	(54,806)	4,387	(364)	(50,715)
Income Fund	486	—	—	(60,953)	86,765	(53)	26,245
Inflation Protection Fund	7,983	—	—	(23,715)	27,886	(6,550)	5,604
International Emerging Markets Fund	9,866	—	—	(224,438)	107,144	—	(107,428)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

					Net		Total
	Undistributed	Undistributed	Undistributed		Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
International Fund I	$3,591	$—	$—	$(311,237)	$41,829	$—	$(265,817)
LargeCap Growth Fund	5,895	—	237,365	—	289,755	—	533,015
LargeCap Growth Fund I	4,905	—	292,382	—	1,481,836	—	1,779,123
LargeCap Growth Fund II	3,120	—	17,100	—	27,585	—	47,805
LargeCap S&P 500 Index Fund	71,618	—	64,055	—	1,630,775	—	1,766,448
LargeCap Value Fund	39,182	—	48,082	—	73,504	—	160,768
LargeCap Value Fund III	28,803	—	46,054	—	92,284	—	167,141
MidCap Fund	30,120	—	248,455	—	2,379,116	—	2,657,691
MidCap Growth Fund	256	—	—	(7,557)	12,999	—	5,698
MidCap Growth Fund III	—	—	3,068	(1,028)	68,433	—	70,473
MidCap S&P 400 Index Fund	12,712	—	62,046	—	186,586	—	261,344
MidCap Value Fund I	14,241	—	—	(11,696)	8,154	—	10,699
MidCap Value Fund III	14,477	—	5,579	—	67,666	—	87,722
Money Market Fund	54	—	—	(2,969)	—	—	(2,915)
Overseas Fund	55,367	—	—	(43,041)	(150,702)	—	(138,376)
Principal Capital Appreciation Fund	24,824	—	213,872	—	934,240	—	1,172,936
Principal LifeTime 2010 Fund	11,215	—	24,614	—	74,931	—	110,760
Principal LifeTime 2015 Fund	6,032	—	11,855	—	95,445	—	113,332
Principal LifeTime 2020 Fund	41,726	—	99,432	—	415,092	—	556,250
Principal LifeTime 2025 Fund	8,974	—	30,205	—	141,396	—	180,575
Principal LifeTime 2030 Fund	29,442	—	139,815	—	477,653	—	646,910
Principal LifeTime 2035 Fund	3,089	—	34,164	—	126,377	—	163,630
Principal LifeTime 2040 Fund	8,822	—	140,462	—	421,103	—	570,387
Principal LifeTime 2045 Fund	1,224	—	24,888	—	62,862	—	88,974
Principal LifeTime 2050 Fund	2,915	—	76,991	—	197,025	—	276,931
Principal LifeTime 2055 Fund	238	—	7,781	—	7,913	—	15,932
Principal LifeTime 2060 Fund	136	—	3,371	—	(5,709)	—	(2,202)
Principal LifeTime Hybrid 2015 Fund	40	—	51	—	125	—	216
Principal LifeTime Hybrid 2020 Fund	110	—	169	—	402	—	681
Principal LifeTime Hybrid 2025 Fund	23	—	29	—	122	—	174
Principal LifeTime Hybrid 2030 Fund	57	—	236	—	210	—	503
Principal LifeTime Hybrid 2035 Fund	11	—	39	—	45	—	95
Principal LifeTime Hybrid 2040 Fund	16	—	156	—	37	—	209
Principal LifeTime Hybrid 2045 Fund	4	—	26	—	(26)	—	4
Principal LifeTime Hybrid 2050 Fund	9	—	94	—	43	—	146
Principal LifeTime Hybrid 2055 Fund	1	—	5	—	2	—	8
Principal LifeTime Hybrid 2060 Fund	—	—	2	—	13	—	15
Principal LifeTime Hybrid Income Fund	32	—	6	—	32	—	70
Principal LifeTime Strategic Income Fund	7,580	—	2,542	—	41,549	—	51,671
Real Estate Securities Fund	—	—	87,152	—	557,917	—	645,069
SAM Balanced Portfolio	1,594	—	94,188	—	658,109	—	753,891
SAM Conservative Balanced Portfolio	1,813	—	17,938	—	152,192	—	171,943
SAM Conservative Growth Portfolio	3,808	—	64,572	—	489,779	—	558,159
SAM Flexible Income Portfolio	470	—	9,938	—	118,724	—	129,132
SAM Strategic Growth Portfolio	7,197	—	47,263	—	258,368	—	312,828
Short-Term Income Fund	466	—	—	(15,547)	9,747	(505)	(5,839)
SmallCap Fund	2,640	—	11,868	—	76,909	—	91,417
SmallCap Growth Fund I	—	—	44,058	(5,740)	126,613	—	164,931
SmallCap S&P 600 Index Fund	12,956	—	65,191	—	142,094	—	220,241
SmallCap Value Fund II	8,814	—	66,877	—	87,807	—	163,498
Tax-Exempt Bond Fund	—	52	—	(16,564)	18,072	—	1,560

*Represents book-to-tax accounting differences.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2016, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:			No Expiration
							Annual
	2017	2018	2019	Short-Term	Long-Term	Total	Limitations*
California Municipal Fund	$21,987	$3,189	$6,663	$105	$631	$32,575	$—
Core Plus Bond Fund	104,898	—	20,017	—	9,019	133,934	—
Diversified International Fund	372,959	—	—	149,956	—	522,915	38,411
Global Diversified Income Fund	—	—	—	12,661	186,007	198,668	—
Global Real Estate Securities Fund	200	118	—	—	—	318	200
Government & High Quality Bond Fund	2,385	—	—	—	12,622	15,007	—
High Yield Fund	—	—	—	14,720	123,602	138,322	—
High Yield Fund I	—	—	—	11,637	43,170	54,807	—
Income Fund	11,616	8,587	13,420	—	27,330	60,953	—
Inflation Protection Fund	—	—	—	8,566	15,149	23,715	—
International Emerging Markets Fund	68,739	—	—	121,770	33,929	224,438	—
International Fund I	272,451	—	—	38,787	—	311,238	—
MidCap Growth Fund	—	—	—	7,557	—	7,557	—
MidCap Value Fund I	—	—	—	11,696	—	11,696	—
Money Market Fund	2,969	—	—	—	—	2,969	—
Overseas Fund	—	—	—	15,723	27,318	43,041	—
Short-Term Income Fund	15,548	—	—	—	—	15,548	5,314
Tax-Exempt Bond Fund	8,745	3,432	2,371	2,016	—	16,564	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2016, the following funds had expired or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
California Municipal Fund	$10,723	$576
Diversified International Fund	38,411	—
Global Diversified Income Fund	—	53,066
Global Real Estate Securities Fund	—	200
Government & High Quality Bond Fund	55,497	194
International Fund I	21,578	4,406
LargeCap S&P 500 Index Fund	—	17,236
Money Market Fund	35,423	54
Principal Capital Appreciation Fund	—	9,104
Principal LifeTime Hybrid 2020 Fund	—	12
Principal LifeTime Hybrid 2045 Fund	—	1
Principal LifeTime Strategic Income Fund	—	2,938
Short-Term Income Fund	307	3,644
SmallCap Fund	—	5,909
Tax-Exempt Bond Fund	3,668	1,524

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At October 31, 2016, the Funds had approximate late-year ordinary losses as follows (amounts in thousands):

MidCap Growth Fund III	$1,028
SmallCap Growth Fund I	5,740

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2016, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
California Municipal Fund	$(108)	$10,831	$(10,723)
Core Plus Bond Fund	(460)	460	—
Diversified International Fund	1,436	36,975	(38,411)
Equity Income Fund	(1,926)	1,888	38
Finisterre Unconstrained Emerging Markets Bond Fund	17	(17)	—
Global Diversified Income Fund	(47,435)	47,437	(2)
Global Real Estate Securities Fund	36,807	(52,807)	16,000
Government & High Quality Bond Fund	8,188	47,309	(55,497)
High Yield Fund	6,978	(6,978)	—
High Yield Fund I	(80)	80	—
Income Fund	8,114	(8,114)	—
Inflation Protection Fund	(7,288)	7,288	—
International Emerging Markets Fund	778	(778)	—
International Fund I	(83)	21,661	(21,578)
LargeCap Growth Fund	—	(123,053)	123,053
LargeCap Growth Fund I	117	(186,879)	186,762
LargeCap Growth Fund II	45	(93,370)	93,325
LargeCap S&P 500 Index Fund	(13)	(308)	321
LargeCap Value Fund	2,025	(105,490)	103,465
LargeCap Value Fund III	(172)	(32,028)	32,200
MidCap Fund	9,335	(100,775)	91,440
MidCap Growth Fund	12	(2,627)	2,615
MidCap Growth Fund III	2,975	(19,600)	16,625
MidCap S&P 400 Index Fund	130	(20,314)	20,184
MidCap Value Fund I	439	(25,162)	24,723
MidCap Value Fund III	164	(9,401)	9,237
Money Market Fund	54	35,423	(35,477)
Overseas Fund	3,860	(16,100)	12,240
Principal Capital Appreciation Fund	(186)	(48,440)	48,626
Principal LifeTime 2010 Fund	—	(6,745)	6,745
Principal LifeTime 2015 Fund	(7)	(3,826)	3,833
Principal LifeTime 2020 Fund	(27)	(24,491)	24,518
Principal LifeTime 2025 Fund	(5)	5	—
Principal LifeTime 2030 Fund	(45)	(26,472)	26,517
Principal LifeTime 2035 Fund	(8)	(4,181)	4,189
Principal LifeTime 2040 Fund	(2)	(20,136)	20,138
Principal LifeTime 2045 Fund	—	(2,800)	2,800
Principal LifeTime 2050 Fund	(2)	(10,817)	10,819
Principal LifeTime 2055 Fund	—	(704)	704
Principal LifeTime 2060 Fund	—	(589)	589
Real Estate Securities Fund	684	(7,927)	7,243
SAM Balanced Portfolio	(16)	16	—
SAM Conservative Balanced Portfolio	(12)	12	—
SAM Conservative Growth Portfolio	—	(14,911)	14,911
SAM Flexible Income Portfolio	(16)	16	—
SAM Strategic Growth Portfolio	(9)	(10,647)	10,656
Short-Term Income Fund	(10)	317	(307)
SmallCap Fund	—	(4,565)	4,565
SmallCap Growth Fund I	5,196	(68,154)	62,958
SmallCap S&P 600 Index Fund	17	(19,986)	19,969
SmallCap Value Fund II	44	(51,634)	51,590
Tax-Exempt Bond Fund	(53)	3,721	(3,668)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At April 30, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
California Municipal Fund*	$34,672	$(6,678)	$27,994	$361,468
Core Plus Bond Fund	61,352	(38,089)	23,263	3,739,373
Diversified International Fund	1,428,209	(138,660)	1,289,549	7,921,653
Equity Income Fund	2,234,185	(88,425)	2,145,760	3,744,599
Finisterre Unconstrained Emerging Markets Bond Fund	625	(68)	557	22,526
Global Diversified Income Fund	438,640	(331,829)	106,811	11,512,296
Global Real Estate Securities Fund	99,152	(56,208)	42,944	1,582,864
Government & High Quality Bond Fund	18,499	(65,154)	(46,655)	1,597,530
High Yield Fund	154,226	(112,595)	41,631	3,531,072
High Yield Fund I	36,344	(20,028)	16,316	1,065,760
Income Fund	100,022	(38,335)	61,687	3,195,880
Inflation Protection Fund	8,638	(14,214)	(5,576)	1,575,013
International Emerging Markets Fund	136,918	(10,594)	126,324	708,889
International Fund I	75,055	(6,890)	68,165	319,972
LargeCap Growth Fund	284,045	(8,223)	275,822	1,394,311
LargeCap Growth Fund I	2,077,845	(114,095)	1,963,750	5,448,371
LargeCap Growth Fund II	88,095	(6,200)	81,895	487,436
LargeCap S&P 500 Index Fund	2,204,961	(114,085)	2,090,876	3,262,123
LargeCap Value Fund	256,582	(25,077)	231,505	1,894,583
LargeCap Value Fund III	265,326	(61,237)	204,089	1,629,582
MidCap Fund	3,915,662	(125,313)	3,790,349	9,708,146
MidCap Growth Fund	24,861	(534)	24,327	122,309
MidCap Growth Fund III	152,307	(23,580)	128,727	964,836
MidCap S&P 400 Index Fund	375,917	(70,048)	305,869	1,115,383
MidCap Value Fund I	132,363	(27,393)	104,970	1,041,579
MidCap Value Fund III	220,751	(33,583)	187,168	1,198,761
Money Market Fund	—	—	—	727,736
Overseas Fund	322,321	(147,773)	174,548	2,852,811
Principal Capital Appreciation Fund	1,110,236	(17,739)	1,092,497	1,396,243
Principal LifeTime 2010 Fund	115,813	(16,715)	99,098	994,944
Principal LifeTime 2015 Fund	112,031	(4,023)	108,008	601,539
Principal LifeTime 2020 Fund	721,826	(93,456)	628,370	5,079,262
Principal LifeTime 2025 Fund	237,501	(11,977)	225,524	1,550,332
Principal LifeTime 2030 Fund	945,274	(99,401)	845,873	5,820,348
Principal LifeTime 2035 Fund	210,728	(11,638)	199,090	1,166,749
Principal LifeTime 2040 Fund	750,545	(72,987)	677,558	3,825,480
Principal LifeTime 2045 Fund	130,074	(8,430)	121,644	787,219
Principal LifeTime 2050 Fund	396,669	(39,357)	357,312	2,108,539
Principal LifeTime 2055 Fund	35,945	(3,295)	32,650	313,057
Principal LifeTime 2060 Fund	11,984	(2,376)	9,608	198,023
Principal LifeTime Hybrid 2015 Fund	856	(73)	783	25,732
Principal LifeTime Hybrid 2020 Fund	3,449	(252)	3,197	89,657
Principal LifeTime Hybrid 2025 Fund	1,664	(124)	1,540	51,133
Principal LifeTime Hybrid 2030 Fund	3,931	(203)	3,728	78,210
Principal LifeTime Hybrid 2035 Fund	1,460	(82)	1,378	37,540
Principal LifeTime Hybrid 2040 Fund	2,381	(87)	2,294	45,625
Principal LifeTime Hybrid 2045 Fund	945	(42)	903	23,334
Principal LifeTime Hybrid 2050 Fund	1,434	(29)	1,405	23,524
Principal LifeTime Hybrid 2055 Fund	260	(9)	251	5,907
Principal LifeTime Hybrid 2060 Fund	73	(1)	72	1,080
Principal LifeTime Hybrid Income Fund	365	(102)	263	19,001
Principal LifeTime Strategic Income Fund	50,967	(6,300)	44,667	584,672
Real Estate Securities Fund	687,175	(69,859)	617,316	3,075,629
SAM Balanced Portfolio	783,662	(5,175)	778,487	4,072,095
SAM Conservative Balanced Portfolio	188,832	(5,161)	183,671	1,606,452
SAM Conservative Growth Portfolio	642,639	(5,642)	636,997	2,490,462
SAM Flexible Income Portfolio	166,511	(15,046)	151,465	2,509,344
154

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

7. Federal Tax Information (Continued)

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
SAM Strategic Growth Portfolio	363,642	(3,357)	360,285	1,521,609
Short-Term Income Fund	23,787	(19,046)	4,741	4,112,578
SmallCap Fund	148,670	(19,744)	128,926	506,105
SmallCap Growth Fund I	341,036	(53,268)	287,768	1,237,766
SmallCap S&P 600 Index Fund	378,621	(92,613)	286,008	1,026,437
SmallCap Value Fund II	258,247	(54,314)	203,933	1,100,890
Tax-Exempt Bond Fund*	23,581	(6,537)	17,044	334,380

*The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On May 1, 2017, Principal Management Corporation was merged into Principal Global Investors, LLC. The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Funds. The personnel responsible for fulfilling the obligations to the Funds pursuant to the investment advisory agreement remain the same. There were no other items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments California Municipal Fund April 30, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS - 101.25%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California - 99.87%				California (continued)
Abag Finance Authority for Nonprofit Corps				California Statewide Communities
5.00%, 08/01/2043	$1,500	$1,659		Development Authority
Alameda Community Improvement				4.00%, 02/01/2022	$830	$879
Commission Successor Agency (credit				4.00%, 02/01/2025	940	995
support from BAM)				5.00%, 10/01/2028	1,875	2,126
5.00%, 09/01/2031(a)	1,000	1,130		5.00%, 02/01/2030	2,000	2,188
Alameda Corridor Transportation Authority				5.00%, 12/01/2036(c)	5,000	5,327
5.00%, 10/01/2034	8,805	9,895		5.00%, 05/15/2040	3,500	3,786
5.00%, 10/01/2036	4,250	4,743		5.00%, 12/01/2041(c)	1,000	1,061
Alameda Unified School District-Alameda				5.00%, 10/01/2046	4,000	4,324
County/CA				5.25%, 12/01/2034	3,500	3,808
5.00%, 08/01/2032	1,795	2,086		7.25%, 11/15/2041(c)	1,500	1,654
Alum Rock Union Elementary School				California Statewide Communities
District				Development Authority (credit support from
5.25%, 08/01/2043	1,000	1,143		CA MTG INS)
Anaheim Public Financing Authority				6.25%, 08/15/2028(a)	2,250	2,405
5.25%, 10/01/2034	1,000	1,081		California Statewide Communities
Bay Area Toll Authority				Development Authority (credit support from
5.13%, 04/01/2039	3,000	3,235		FHA INS)
California Educational Facilities Authority				6.25%, 08/01/2024(a)	790	881
5.00%, 12/29/2015(b)	3,600	3,840		California Statewide Financing Authority
5.00%, 10/01/2036	1,000	1,154		6.00%, 05/01/2043	2,050	2,057
5.00%, 01/01/2038(b)	387	397		6.00%, 05/01/2043	1,550	1,556
5.00%, 01/01/2038(b)	956	982		Chula Vista Municipal Financing Authority
5.00%, 10/01/2038(b)	900	954		5.00%, 05/01/2030	1,900	2,262
5.00%, 10/01/2045	1,000	1,138		5.00%, 05/01/2031	1,885	2,221
5.25%, 10/01/2039(b)	6,500	6,910		City of Alhambra CA (credit support from
5.38%, 04/01/2034	1,000	1,096		NATL)
California Health Facilities Financing				6.13%, 09/02/2018(a)	1,175	1,195
Authority				City of Bakersfield CA Wastewater
4.00%, 03/01/2039	1,700	1,723		Revenue (credit support from AGM)
5.00%, 08/15/2031	2,700	3,159		5.00%, 09/15/2032(a)	2,000	2,031
5.00%, 08/15/2033	1,750	2,040		City of Compton CA
5.00%, 08/15/2034	2,000	2,303		2.00%, 06/01/2017(c)	9,000	8,998
5.00%, 02/01/2035	2,000	2,212		City of Compton CA Water Revenue
5.00%, 11/15/2046(b)	4,504	4,996		6.00%, 08/01/2039	1,250	1,317
5.00%, 11/15/2046	5,000	5,583		City of Irvine CA
5.75%, 09/01/2039	2,000	2,218		5.00%, 09/01/2049	1,000	1,065
6.00%, 07/01/2039	2,000	2,215		City of Los Angeles CA Wastewater System
6.50%, 10/01/2038	985	1,064		Revenue
6.50%, 10/01/2038	15	16		5.00%, 06/01/2034	2,000	2,307
California Health Facilities Financing				City of Los Angeles Department of Airports
Authority (credit support from CA MTG INS)				5.00%, 05/15/2033	1,000	1,134
5.00%, 07/01/2035(a)	1,000	1,131		5.00%, 05/15/2036	4,500	5,040
California Infrastructure & Economic				5.00%, 05/15/2042	1,200	1,338
Development Bank (credit support from				5.13%, 05/15/2033	1,230	1,285
NATL ST INTERCEPT)				City of Riverside CA Sewer Revenue
5.00%, 08/15/2018(a)	500	502		5.00%, 08/01/2040	4,000	4,469
California Municipal Finance Authority				City of San Francisco CA Public Utilities
5.25%, 11/01/2036	6,000	6,669		Commission Water Revenue
California Pollution Control Financing				5.00%, 11/01/2034	1,800	2,112
Authority				5.00%, 11/01/2036	2,010	2,280
3.00%, 11/01/2025	9,425	9,520		City of Turlock CA
4.30%, 07/01/2040	1,500	1,526		5.13%, 10/15/2031	1,000	1,019
5.00%, 07/01/2030(c)	2,000	2,124		5.13%, 10/15/2037	1,000	1,019
5.00%, 07/01/2037(c)	4,000	4,248		City of Vernon CA Electric System Revenue
California Public Finance Authority				5.13%, 08/01/2021	435	463
5.00%, 07/01/2047(c)	1,265	1,346		5.13%, 08/01/2021	1,260	1,356
California School Finance Authority				Coachella Valley Unified School
5.00%, 07/01/2035(c)	1,925	2,025		District/CA (credit support from AGM)
5.00%, 08/01/2036(c)	1,170	1,236		0.00%, 08/01/2039(a),(d)	7,800	2,967
California State Public Works Board				Compton Public Finance Authority
5.00%, 11/01/2037	1,375	1,543		4.50%, 09/01/2032(c)	7,000	6,899
5.00%, 10/01/2039	4,500	5,044		County of Sacramento CA Airport System
California State University				Revenue
5.00%, 11/01/2037	2,000	2,323		5.00%, 07/01/2036	1,350	1,518
5.25%, 11/01/2038	2,000	2,169		Dinuba Financing Authority
California State University (credit support				5.38%, 09/01/2038	1,000	1,004
from AGM)				Dinuba Redevelopment Agency (credit
5.00%, 11/01/2039(a)	945	985		support from BAM)
5.00%, 11/01/2039(a)	55	57		5.00%, 09/01/2033(a)	2,000	2,260

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
East Bay Municipal Utility District Water				Oakland Unified School District/Alameda
System Revenue				County
5.00%, 06/01/2036	$1,000	$1,107		5.00%, 08/01/2040	$3,400	$3,849
El Monte Union High School District (credit				Palomar Health
support from AGC)				4.00%, 08/01/2037	500	511
5.50%, 06/01/2034(a)	2,000	2,183		5.00%, 11/01/2036	3,000	3,213
Escondido Union High School District				5.00%, 11/01/2039	2,000	2,126
0.00%, 08/01/2041(d)	1,000	350		Pittsburg Successor Agency Redevelopment
Fontana Redevelopment Agency (credit				Agency (credit support from AGM)
support from NATL)				5.00%, 09/01/2028(a)	1,000	1,179
5.20%, 09/01/2030(a)	1,000	1,003		5.00%, 09/01/2029(a)	1,000	1,166
Foothill-De Anza Community College				Pittsburg Unified School District
District				0.00%, 08/01/2036(d)	1,365	606
5.00%, 08/01/2040	1,500	1,734		4.00%, 08/01/2040	4,500	4,626
Golden State Tobacco Securitization Corp				5.00%, 08/01/2043	2,900	3,274
4.50%, 06/01/2027	430	431		Pittsburg Unified School District (credit
5.00%, 06/01/2027	2,000	2,361		support from AGM)
5.00%, 06/01/2028	2,000	2,333		5.50%, 08/01/2031(a)	1,000	1,058
5.00%, 06/01/2029	1,000	1,156		Pomona Public Financing Authority (credit
5.30%, 06/01/2037	1,000	1,012		support from NATL)
5.75%, 06/01/2047	650	653		5.00%, 02/01/2021(a)	3,995	4,008
5.75%, 06/01/2047	8,950	8,970		Pomona Unified School District (credit
Golden State Tobacco Securitization				support from NATL)
Corp (credit support from GOLDEN ST TOB				6.15%, 08/01/2030(a)	1,000	1,193
SECURITIZATION)				Port Commission of the City & County of San
5.00%, 06/01/2033(a)	5,000	5,027		Francisco
Golden State Tobacco Securitization				4.00%, 03/01/2035	1,000	1,014
Corp (credit support from ST APPROP)				Port of Los Angeles
5.00%, 06/01/2033(a)	2,000	2,265		5.00%, 08/01/2032	1,740	1,968
Indio Redevelopment Agency				Poway Unified School District
5.63%, 08/15/2035	1,355	1,426		0.00%, 08/01/2036(d)	4,000	1,807
Inland Valley Development Agency				Regents of the University of California
5.25%, 09/01/2037	1,000	1,119		Medical Center Pooled Revenue
La Verne Public Financing Authority				5.00%, 05/15/2035	6,540	7,486
7.25%, 09/01/2026	765	767		Richmond Joint Powers Financing Authority
Lancaster Redevelopment Agency Successor				6.25%, 07/01/2024	1,000	1,101
Agency				Ripon Unified School District (credit support
6.88%, 08/01/2039	545	616		from BAM)
6.88%, 08/01/2039	455	514		0.00%, 08/01/2033(a),(d)	1,110	517
Los Angeles County Public Works Financing				Riverside Community Properties Development
Authority				Inc
5.00%, 12/01/2033	2,000	2,312		6.00%, 10/15/2038	1,000	1,172
5.00%, 08/01/2042	1,400	1,565		Riverside County Public Financing
5.00%, 12/01/2045(b)	5,500	6,208		Authority (credit support from BAM)
Los Angeles County Sanitation Districts				5.00%, 10/01/2028(a)	1,000	1,174
Financing Authority				5.00%, 10/01/2029(a)	1,500	1,747
5.00%, 10/01/2035	4,500	5,137		5.00%, 10/01/2030(a)	1,500	1,741
Los Angeles Department of Water				Riverside County Transportation
5.00%, 07/01/2034(b)	5,000	5,813		Commission
5.38%, 07/01/2038	1,000	1,069		5.00%, 06/01/2032	1,500	1,659
Los Angeles Unified School District/CA				Rocklin Unified School District (credit
5.00%, 07/01/2029	2,000	2,165		support from NATL)
Los Angeles Unified School				0.00%, 08/01/2019(a),(d)	1,360	1,218
District/CA (credit support from AGM)				0.00%, 08/01/2020(a),(d)	1,415	1,201
5.00%, 07/01/2032(a)	1,000	1,007		0.00%, 08/01/2023(a),(d)	1,225	886
Marin Healthcare District				Salinas Valley Solid Waste Authority (credit
5.00%, 08/01/2034	1,000	1,148		support from AGM)
Merced Union High School District				5.50%, 08/01/2031(a)	1,500	1,704
0.00%, 08/01/2032(d)	3,380	1,920		San Diego Community College District
Morongo Band of Mission Indians/The				5.25%, 08/01/2033(b)	1,950	2,133
6.50%, 03/01/2028(c)	1,000	1,034		San Diego Public Facilities Financing
Norco Community Redevelopment Agency				Authority Water Revenue
Successor Agency (credit support from BAM)				5.38%, 08/01/2034	2,000	2,193
5.00%, 03/01/2032(a)	1,000	1,127		San Diego Redevelopment Agency Successor
Norco Financing Authority (credit support				Agency
from AGM)				6.40%, 09/01/2019	775	778
5.63%, 10/01/2034(a)	1,000	1,089		San Francisco Bay Area Rapid Transit
Norman Y Mineta San Jose International				District
Airport SJC				5.00%, 07/01/2028	1,755	1,945
5.00%, 03/01/2041	1,000	1,119		San Francisco City & County Airport Comm-
5.00%, 03/01/2047	1,500	1,693		San Francisco International Airport
				5.00%, 05/01/2031	1,000	1,173
				5.00%, 05/01/2041	5,000	5,563

See accompanying notes

Schedule of Investments California Municipal Fund April 30, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)				Virgin Islands - 0.72%
San Francisco City & County Redevelopment				Virgin Islands Public Finance Authority
Agency				5.00%, 10/01/2030	$3,700	$2,879
5.00%, 08/01/2044	$1,500	$1,584
6.50%, 08/01/2039	1,000	1,122		TOTAL MUNICIPAL BONDS		$406,843
San Joaquin Hills Transportation Corridor				Total Investments		$406,843
Agency				Liability for Floating Rate Notes Issued in Conjunction with
5.00%, 01/15/2034	6,185	6,794		Securities Held - (4.33)%
San Luis Obispo County Financing				Notes with interest rates of 0.93% - 0.95% at	$(17,381)	$(17,381)
Authority (credit support from AGM)				April 30, 2017 and contractual maturity of
5.00%, 08/01/2030(a)	1,000	1,104		collateral of 2017-2034.(f)
San Luis Obispo County Financing				Total Net Investments		$389,462
Authority (credit support from BAM)				Other Assets and Liabilities - 3.08%		$12,386
5.00%, 09/01/2037(a)	1,000	1,124
				TOTAL NET ASSETS - 100.00%		$401,848
Santa Clara County Financing Authority
5.25%, 05/15/2036	2,000	2,093
Semitropic Improvement District				(a)	Credit support indicates investments that benefit from credit enhancement
5.00%, 12/01/2038	2,000	2,176		or liquidity support provided by a third party bank, institution, or
Simi Valley Unified School District				government agency.
5.00%, 08/01/2027(e)	1,000	1,253		(b)	Security or portion of underlying security related to Inverse Floaters
Southern California Public Power Authority				entered into by the Fund. See Notes to Financial Statements for additional
5.00%, 11/01/2029	2,380	2,773		information.
5.25%, 07/01/2029	695	801		(c)	Security exempt from registration under Rule 144A of the Securities Act of
5.25%, 07/01/2031	695	795		1933. These securities may be resold in transactions exempt from
State of California				registration, normally to qualified institutional buyers. At the end of the
2.45%, 12/01/2031	910	916		period, the value of these securities totaled $35,952 or 8.95% of net assets.
5.00%, 09/01/2034	5,000	5,796		(d) Non-Income Producing Security
5.00%, 02/01/2038	1,450	1,623		(e)	Security purchased on a when-issued basis.
5.00%, 04/01/2043	3,380	3,779		(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
5.25%, 11/01/2040	1,500	1,688		effect at April 30, 2017.
5.75%, 04/01/2031	675	736
6.00%, 03/01/2033	2,000	2,255
6.00%, 04/01/2038	3,000	3,283
State of California Department of Water				Portfolio Summary (unaudited)
Resources				Sector		Percent
5.00%, 12/01/2028	1,615	1,689		Revenue Bonds		61.63%
5.00%, 12/01/2028	65	68		Insured		14.07%
Stockton East Water District (credit support				General Obligation Unlimited		11.68%
from NATL)				Prerefunded		10.33%
5.25%, 04/01/2022(a)	1,780	1,784		General Obligation Limited Notes		2.24%
Stockton Unified School District (credit				Special Tax		0.66%
support from AGM)				Tax Allocation		0.64%
5.00%, 08/01/2038(a)	1,500	1,669		Liability For Floating Rate Notes Issued		(4.33)%
Tobacco Securitization Authority of Southern				Other Assets and Liabilities		3.08%
California				TOTAL NET ASSETS		100.00%
5.13%, 06/01/2046	1,500	1,500
Travis Unified School District (credit support
from AGM)
5.00%, 09/01/2029(a)	1,000	1,164
Tulare County Transportation Authority
5.00%, 02/01/2029	1,000	1,168
Tustin Public Financing Authority
5.00%, 04/01/2041	1,000	1,143
University of California
5.00%, 05/15/2044	1,000	1,128
5.25%, 05/15/2039(b)	857	930
5.25%, 05/15/2039(b)	1,657	1,798
5.25%, 05/15/2039(b)	487	528
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225	1,325
West Hollywood Public Financing Authority
5.00%, 04/01/2036	1,500	1,711
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,859
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500	1,690
		$401,297
Guam- 0.66%
Guam Government Waterworks Authority
5.00%, 01/01/2046	2,525	2,667

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

COMMON STOCKS - 0.11%	Shares Held		Value(000	's)		Principal
Forest Products & Paper - 0.01%					BONDS (continued)	Amount (000's) Value (000's)
Verso Corp (a)		61,185	$372		Agriculture (continued)
Verso Corp - Warrants (a)		1,355	—		Reynolds American Inc
			$372		3.25%, 06/12/2020	$1,558	$1,605
Oil & Gas - 0.10%					4.45%, 06/12/2025	1,355	1,445
Chaparral Energy Inc (a),(b)		460	12		5.70%, 08/15/2035	3,035	3,474
Chaparral Energy Inc - A Shares (a),(b)		60,154	1,579		5.85%, 08/15/2045	3,620	4,277
Chaparral Energy Inc - B Shares (a),(b)		12,649	332		6.88%, 05/01/2020	4,545	5,136
Patterson-UTI Energy Inc		80,959	1,752		Vector Group Ltd
					6.13%, 02/01/2025(f)	1,040	1,076
			$3,675
TOTAL COMMON STOCKS			$4,047				$34,803
INVESTMENT COMPANIES - 0.19%	Shares Held		Value(000	's)	Airlines - 0.57%
Money Market Funds - 0.19%					American Airlines 2013-1 Class B Pass
Goldman Sachs Financial Square Funds -		6,957,272	6,957		Through Trust
					5.63%, 01/15/2021(f)	1,247	1,299
Government Fund
					American Airlines 2013-2 Class A Pass
TOTAL INVESTMENT COMPANIES			$6,957		Through Trust
					4.95%, 07/15/2024	1,515	1,617
PREFERRED STOCKS - 0.48%	Shares Held		Value(000	's)
					American Airlines 2014-1 Class A Pass
Agriculture - 0.01%
Pinnacle Operating Corp 0.00%(a),(b),(c)		907,374	$465		Through Trust
					3.70%, 04/01/2028	1,343	1,365
					American Airlines 2015-1 Class A Pass
Banks- 0.40%
Bank of America Corp 6.50%(d)		35,000	941		Through Trust
CoBank ACB 6.20%(d),(e)		35,000	3,615		3.38%, 11/01/2028	4,693	4,632
Morgan Stanley 6.38%(d),(e)		145,000	4,027		American Airlines 2015-1 Class B Pass
State Street Corp 5.90%(d),(e)		225,000	6,331		Through Trust
					3.70%, 11/01/2024	232	226
			$14,914		American Airlines 2016-3 Class A Pass
Electric - 0.04%					Through Trust
SCE Trust III 5.75%(d),(e)		50,000	1,415
					3.25%, 04/15/2030	1,175	1,131
					American Airlines 2017-1 Class AA Pass
Telecommunications - 0.03%					Through Trust
Verizon Communications Inc 5.90%		50,000	1,331		3.65%, 08/15/2030	2,360	2,393
					Continental Airlines 2007-1 Class A Pass
TOTAL PREFERRED STOCKS			$18,125		Through Trust
	Principal				5.98%, 10/19/2023	1,529	1,681
BONDS- 68.03%	Amount (000's)		Value(000	's)	United Airlines 2014-1 Class A Pass Through
Advertising - 0.03%					Trust
Lamar Media Corp					4.00%, 10/11/2027	2,428	2,507
5.88%, 02/01/2022		$940	$975		United Airlines 2014-2 Class A Pass Through
					Trust
Aerospace & Defense - 0.24%					3.75%, 03/03/2028	2,221	2,273
Air 2 US					United Airlines 2016-1 Class AA Pass
8.03%, 10/01/2020(f)		90	93		Through Trust
8.63%, 10/01/2020(f)		103	107		3.10%, 01/07/2030	940	928
BAE Systems PLC					US Airways 2001-1G Pass Through Trust
4.13%, 06/08/2022	GBP	100	146		7.08%, 09/20/2022	132	141
Lockheed Martin Corp					US Airways 2013-1 Class A Pass Through
2.50%, 11/23/2020		$2,720	2,752		Trust
Rockwell Collins Inc					3.95%, 05/15/2027	1,212	1,238
3.20%, 03/15/2024		2,385	2,412				$21,431
3.50%, 03/15/2027		1,840	1,867		Automobile Asset Backed Securities - 5.89%
United Technologies Corp					Ally Auto Receivables Trust 2016-2
4.15%, 05/15/2045		735	753		1.35%, 05/15/2020	10,500	10,481
5.40%, 05/01/2035		585	687		AmeriCredit Automobile Receivables 2015-4
			$8,817		2.11%, 01/08/2021(e)	1,575	1,581
Agriculture - 0.93%					2.88%, 07/08/2021	1,750	1,768
Altria Group Inc					AmeriCredit Automobile Receivables 2016-1
4.50%, 05/02/2043		2,485	2,570		1.52%, 06/10/2019	967	968
BAT International Finance PLC					1.74%, 06/10/2019(e)	2,168	2,170
2.75%, 06/15/2020(f)		485	491		2.89%, 01/10/2022	5,700	5,775
Imperial Brands Finance PLC					AmeriCredit Automobile Receivables Trust
2.25%, 02/26/2021	EUR	400	464		1.51%, 05/18/2020(e)	1,225	1,224
3.38%, 02/26/2026		150	189		2.71%, 08/18/2022(e)	3,000	3,048
3.75%, 07/21/2022(f)		$3,065	3,168
					AmeriCredit Automobile Receivables Trust
4.25%, 07/21/2025(f)		2,520	2,643		2014-2
4.88%, 06/07/2032	GBP	150	239		2.18%, 06/08/2020	2,000	2,011
5.50%, 09/28/2026		100	163		AmeriCredit Automobile Receivables Trust
MHP SA					2015-2
7.75%, 05/10/2024(f),(g)		$1,075	1,087		2.40%, 01/08/2021(e)	7,850	7,919
Philip Morris International Inc					AmeriCredit Automobile Receivables Trust
1.88%, 02/25/2021		5,295	5,228		2015-3
4.38%, 11/15/2041		280	285		1.50%, 01/08/2019(e)	52	52
Pinnacle Operating Corp
9.00%, 05/15/2023(c),(f)		1,329	1,263

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)				Automobile Asset Backed Securities (continued)
AmeriCredit Automobile Receivables Trust				MMCA Auto Owner Trust 2014-
2016-2				A (continued)
1.69%, 10/08/2019(e)		$3,230	$3,235	1.92%, 12/16/2019(f)		$330	$331
2.87%, 11/08/2021(e)		4,325	4,363	Nissan Auto Lease Trust 2016-B
AmeriCredit Automobile Receivables Trust				1.27%, 12/17/2018(e)		10,160	10,168
2016-3				Nissan Auto Receivables 2013-C Owner
1.55%, 11/08/2019(e)		3,078	3,083	Trust
Americredit Automobile Receivables Trust				0.67%, 08/15/2018(e)		44	44
2016-4				OneMain Direct Auto Receivables Trust 2016-
1.34%, 04/08/2020		4,602	4,600	1
2.41%, 07/08/2022(e)		7,000	6,958	2.04%, 01/15/2021(e),(f)		2,276	2,280
Capital Auto Receivables Asset Trust 2015-2				Santander Drive Auto Receivables Trust 2014-
1.73%, 09/20/2019		525	526	1
Capital Auto Receivables Asset Trust 2015-3				2.36%, 04/15/2020		591	592
1.94%, 01/21/2020		1,255	1,259	Santander Drive Auto Receivables Trust 2014-
Capital Auto Receivables Asset Trust 2016-1				5
1.69%, 11/20/2018(e)		2,891	2,894	1.77%, 09/16/2019		1,558	1,558
Capital Auto Receivables Asset Trust 2016-2				2.46%, 06/15/2020		4,000	4,024
1.58%, 01/22/2019(e)		1,758	1,759	Santander Drive Auto Receivables Trust 2016-
Capital Auto Receivables Asset Trust 2016-3				1
1.41%, 04/22/2019(e)		643	644	1.77%, 07/15/2019(e)		1,617	1,619
CarMax Auto Owner Trust 2014-4				Santander Drive Auto Receivables Trust 2016-
2.44%, 11/16/2020		2,000	2,011	2
CarMax Auto Owner Trust 2017-1				1.64%, 07/15/2019(e)		5,654	5,659
1.98%, 11/15/2021(e)		200	200	2.66%, 11/15/2021(e)		3,500	3,515
Chesapeake Funding II LLC				Santander Drive Auto Receivables Trust 2016-
2.06%, 03/15/2028(e),(f)		7,395	7,430	3
Chrysler Capital Auto Receivables Trust 2015-				1.34%, 11/15/2019		686	686
B				Santander Drive Auto Receivables Trust 2017-
1.46%, 12/17/2018(f)		97	97	1
Drive Auto Receivables Trust 2016-A				2.58%, 05/16/2022(e)		5,000	5,004
3.17%, 05/15/2020(e),(f)		954	959	Volkswagen Auto Lease Trust 2015-A
Drive Auto Receivables Trust 2016-C				1.25%, 12/20/2017		5,477	5,476
1.41%, 01/15/2019(e),(f)		6,485	6,484	Volkswagen Auto Loan Enhanced Trust 2014-
2.37%, 11/16/2020(e),(f)		8,000	8,024	1
Drive Auto Receivables Trust 2017-A				0.91%, 10/22/2018		324	324
2.51%, 01/15/2021(e),(f)		5,350	5,372	Wheels SPV 2 LLC
Enterprise Fleet Financing LLC				0.85%, 08/20/2017(f)		296	296
1.59%, 02/22/2021(e),(f)		5,460	5,460	World Omni Auto Receivables Trust 2014-B
Ford Credit Auto Lease Trust 2016-A				1.14%, 01/15/2020		4,998	4,988
1.53%, 11/15/2018(e)		3,644	3,648	World Omni Automobile Lease Securitization
Ford Credit Auto Owner Trust 2016-A				Trust 2016-A
1.39%, 07/15/2020		1,620	1,618	1.40%, 02/15/2019(e)		10,609	10,627
GM Financial Automobile Leasing Trust							$220,244
2014-2				Automobile Floor Plan Asset Backed Securities - 0.59%
1.96%, 03/20/2018(f)		1,500	1,502	Ally Master Owner Trust
2.43%, 03/20/2018(f)		4,250	4,258	1.60%, 10/15/2019		8,000	8,008
GM Financial Automobile Leasing Trust				Nissan Master Owner Trust Receivables
2016-2				1.39%, 01/15/2020(e)		3,500	3,505
1.49%, 10/22/2018(e)		4,256	4,264	Wells Fargo Dealer Floorplan Master Note
GM Financial Automobile Leasing Trust				Trust
2016-3				1.37%, 07/20/2019(e)		10,575	10,579
1.35%, 02/20/2019		1,596	1,593				$22,092
1.35%, 02/20/2019(e)		8,448	8,460
				Automobile Manufacturers - 1.27%
1.97%, 05/20/2020(e)		2,100	2,089	Daimler Finance North America LLC
2.38%, 05/20/2020(e)		1,250	1,248	1.65%, 03/02/2018(f)		2,830	2,829
GM Financial Automobile Leasing Trust				2.25%, 03/02/2020(f)		1,730	1,733
2017-1				2.85%, 01/06/2022(f)		2,175	2,203
2.48%, 08/20/2020(e)		3,500	3,521	3.45%, 01/06/2027(f)		1,470	1,490
2.74%, 08/20/2020(e)		3,600	3,614
				Daimler International Finance BV
Hertz Fleet Lease Funding LP				3.50%, 06/06/2019	GBP	150	205
1.39%, 04/10/2028(e),(f)		1,319	1,319
				Ford Motor Co
1.64%, 04/10/2031(b),(e),(f)		9,750	9,750
				5.29%, 12/08/2046		$1,215	1,229
Hyundai Auto Lease Securitization Trust				Ford Motor Credit Co LLC
2016	-A			2.60%, 11/04/2019		1,275	1,283
1.54%, 07/16/2018(e),(f)		11,554	11,570
				3.34%, 03/28/2022		1,725	1,738
Hyundai Auto Lease Securitization Trust				General Motors Co
2017	-A			3.50%, 10/02/2018		4,320	4,404
1.56%, 07/15/2019(e),(f)		500	500
				4.88%, 10/02/2023		2,488	2,653
Mercedes Benz Auto Lease Trust 2015-B				5.20%, 04/01/2045		1,325	1,285
1.51%, 01/16/2018(e)		75	75
				6.25%, 10/02/2043		295	322
MMCA Auto Owner Trust 2014-A				6.60%, 04/01/2036		1,660	1,914
1.21%, 12/16/2019(e),(f)		1,670	1,669

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Automobile Manufacturers (continued)				Banks (continued)
General Motors Financial Co Inc				Citigroup Inc (continued)
0.96%, 09/07/2023	EUR	750	$802	4.75%, 05/18/2046		$700	$698
2.63%, 07/10/2017		$3,695	3,703	5.87%, 12/31/2049(d),(e)		5,000	5,214
3.45%, 01/14/2022		1,670	1,693	CoBank ACB
3.95%, 04/13/2024		3,345	3,366	6.25%, 12/31/2049(d),(e)		1,270	1,384
Jaguar Land Rover Automotive PLC				Compass Bank
5.63%, 02/01/2023(f)		1,740	1,818	1.85%, 09/29/2017		2,675	2,675
Navistar International Corp				2.75%, 09/29/2019		2,125	2,135
8.25%, 11/01/2021		1,595	1,615	Cooperatieve Rabobank UA
Toyota Motor Credit Corp				4.38%, 08/04/2025		385	400
1.55%, 01/17/2019(e)		1,320	1,326	4.63%, 12/01/2023		725	772
Volkswagen Group of America Finance LLC				4.63%, 05/23/2029	GBP	250	366
1.49%, 11/20/2017(e),(f)		10,000	10,009	5.25%, 09/14/2027		125	191
			$47,620	5.25%, 08/04/2045		$5,270	5,858
Automobile Parts & Equipment - 0.13%				5.50%, 12/31/2049(d),(e)	EUR	425	489
Allison Transmission Inc				11.00%, 12/29/2049 (d),(e),(f)		$1,560	1,821
5.00%, 10/01/2024(f)		1,050	1,070	Corp Financiera de Desarrollo SA
American Axle & Manufacturing Inc				4.75%, 07/15/2025(f)		475	509
6.25%, 04/01/2025(f)		905	900	Credit Suisse AG/Guernsey
Dana Inc				5.86%, 12/31/2049(d)		3,750	3,743
5.50%, 12/15/2024		1,590	1,618	Credit Suisse Group AG
IHO Verwaltungs GmbH				4.28%, 01/09/2028(f)		2,730	2,773
4.75%, PIK 5.50%, 09/15/2026(f),(h)		305	302	Discover Bank
ZF North America Capital Inc				3.10%, 06/04/2020		7,725	7,892
4.50%, 04/29/2022(f)		195	205	First Horizon National Corp
4.75%, 04/29/2025(f)		870	905	3.50%, 12/15/2020		1,055	1,082
			$5,000	First Republic Bank/CA
Banks- 10.09%				4.38%, 08/01/2046		3,520	3,388
Associated Banc-Corp				4.63%, 02/13/2047		1,490	1,497
2.75%, 11/15/2019		1,625	1,638	Global Bank Corp
				4.50%, 10/20/2021(f)		1,050	1,051
Banco Inbursa SA Institucion de Banca
Multiple				Goldman Sachs Group Inc/The
4.38%, 04/11/2027(f)		2,075	2,034	2.00%, 07/27/2023	EUR	500	575
Banco Santander SA				2.60%, 04/23/2020		$2,590	2,610
6.25%, 12/31/2049(d),(e)	EUR	600	661	2.92%, 10/28/2027(e)		3,035	3,128
6.37%, 12/31/2049(d),(e)		$3,400	3,464	3.00%, 04/26/2022		3,120	3,145
Bank of America Corp				3.75%, 05/22/2025		4,405	4,485
3.50%, 04/19/2026		1,345	1,342	4.25%, 10/21/2025		2,960	3,047
3.95%, 04/21/2025		3,315	3,322	4.25%, 01/29/2026	GBP	100	147
4.18%, 11/25/2027		4,640	4,687	4.75%, 10/21/2045		$1,285	1,368
4.20%, 08/26/2024		5,320	5,477	5.15%, 05/22/2045		2,775	2,932
4.25%, 10/22/2026		2,906	2,963	5.38%, 03/15/2020		2,415	2,615
4.44%, 01/20/2048(e)		690	703	5.38%, 12/31/2049(d),(e)		13,645	14,146
5.13%, 12/31/2049(d),(e)		4,700	4,724	5.95%, 01/15/2027		1,725	1,991
6.10%, 12/31/2049(d),(e)		5,955	6,379	6.75%, 10/01/2037		735	916
6.25%, 12/31/2049(d),(e)		3,595	3,856	HSBC Holdings PLC
7.00%, 07/31/2028	GBP	100	184	2.95%, 05/25/2021		2,175	2,198
				3.26%, 03/13/2023(e)		1,625	1,644
Bank of New York Mellon Corp/The
4.62%, 12/31/2049(d),(e)		$8,510	8,382	3.60%, 05/25/2023		2,575	2,646
4.95%, 12/31/2049(d),(e)		10,420	10,837	4.04%, 03/13/2028(e)		740	756
Barclays PLC				4.38%, 11/23/2026		1,030	1,055
8.25%, 12/31/2049(d),(e)		1,915	2,037	ING Bank NV
				1.84%, 10/01/2019(e),(f)		3,000	3,011
BBVA Banco Continental SA
5.00%, 08/26/2022(f)		975	1,049	2.70%, 08/17/2020(f)		490	494
BBVA Subordinated Capital SAU				5.80%, 09/25/2023(f)		1,800	2,015
3.50%, 04/11/2024(e)	EUR	200	229	ING Groep NV
BNP Paribas SA				3.15%, 03/29/2022		3,066	3,112
4.63%, 03/13/2027(f)		$6,885	7,057	3.95%, 03/29/2027		3,090	3,165
6.75%, 12/31/2049(d),(f)		1,770	1,852	6.00%, 12/31/2049(d),(e)		1,935	1,978
BPCE SA				Intesa Sanpaolo SpA
2.50%, 12/10/2018		2,540	2,558	3.93%, 09/15/2026	EUR	650	736
				5.02%, 06/26/2024(f)		$5,845	5,569
2.65%, 02/03/2021		1,540	1,541
				5.71%, 01/15/2026(f)		2,630	2,590
2.75%, 12/02/2021		6,155	6,159
2.75%, 11/30/2027(e)	EUR	600	687	JPMorgan Chase & Co
4.88%, 04/01/2026(f)		$1,010	1,046	2.70%, 05/18/2023		450	443
5.25%, 04/16/2029	GBP	200	295	2.75%, 08/24/2022	EUR	300	363
Citigroup Inc				2.97%, 01/15/2023		$4,970	4,996
2.70%, 03/30/2021		$4,270	4,296	3.50%, 12/18/2026	GBP	100	146
3.20%, 10/21/2026		2,490	2,406	4.13%, 12/15/2026		$4,120	4,246
3.40%, 05/01/2026		1,985	1,959	4.25%, 10/01/2027		2,625	2,722
3.89%, 01/10/2028(e)		3,155	3,201	4.95%, 06/01/2045		3,800	4,045
4.28%, 04/24/2048(e)		1,090	1,072	5.00%, 12/31/2049(d),(e)		3,625	3,692
4.60%, 03/09/2026		1,385	1,437	5.30%, 12/31/2049(d),(e)		4,221	4,401

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Beverages (continued)
JPMorgan Chase & Co (continued)				Anheuser-Busch InBev Finance
5.63%, 08/16/2043		$2,250	$2,589	Inc (continued)
Lloyds Banking Group PLC				3.65%, 02/01/2026		$4,460	$4,545
4.65%, 03/24/2026		3,074	3,192	4.70%, 02/01/2036		3,055	3,277
Morgan Stanley				4.90%, 02/01/2046		5,905	6,451
1.88%, 04/27/2027	EUR	500	547	Anheuser-Busch InBev SA/NV
2.37%, 05/08/2024(e)		$2,430	2,438	1.50%, 04/18/2030	EUR	475	507
2.38%, 07/23/2019		6,435	6,480	4.00%, 09/24/2025	GBP	150	226
2.55%, 10/24/2023(e)		3,235	3,286	Central American Bottling Corp
2.63%, 11/17/2021		2,765	2,758	5.75%, 01/31/2027(f)		$525	557
2.63%, 03/09/2027	GBP	230	300	Coca-Cola Icecek AS
4.00%, 07/23/2025		$2,615	2,710	4.75%, 10/01/2018(f)		2,050	2,107
4.30%, 01/27/2045		2,435	2,434	Constellation Brands Inc
4.38%, 01/22/2047		1,415	1,432	3.70%, 12/06/2026		2,485	2,515
5.00%, 11/24/2025		15,190	16,490	3.88%, 11/15/2019		320	334
5.55%, 12/31/2049(d),(e)		2,700	2,827	4.25%, 05/01/2023		1,885	2,014
PNC Bank NA				Corp Lindley SA
6.00%, 12/07/2017		7,400	7,589	6.75%, 11/23/2021(f)		307	346
PNC Financial Services Group Inc/The				6.75%, 11/23/2021		379	427
5.00%, 12/31/2049(d),(e)		2,540	2,565	Dr Pepper Snapple Group Inc
Popular Inc				3.13%, 12/15/2023		2,500	2,522
7.00%, 07/01/2019		900	936	Molson Coors Brewing Co
RBC USA Holdco Corp				1.25%, 07/15/2024	EUR	175	191
5.25%, 09/15/2020		1,815	1,986	4.20%, 07/15/2046		$1,575	1,490
Royal Bank of Scotland Group PLC				PepsiCo Inc
3.88%, 09/12/2023		2,250	2,254	4.45%, 04/14/2046		555	595
5.13%, 05/28/2024		410	422	Pernod Ricard SA
7.50%, 12/31/2049(d),(e)		2,500	2,589	5.75%, 04/07/2021(f)		1,045	1,168
7.64%, 03/29/2049(d),(e)		390	365				$42,253
Santander Holdings USA Inc				Biotechnology - 0.28%
3.70%, 03/28/2022(f)		3,570	3,592	Amgen Inc
Santander Issuances SAU				4.66%, 06/15/2051		1,960	1,975
2.50%, 03/18/2025	EUR	100	111	Baxalta Inc
Santander UK PLC				5.25%, 06/23/2045		770	854
1.56%, 09/29/2017(e)		$7,000	7,002	Celgene Corp
1.88%, 02/17/2020	GBP	100	132	2.13%, 08/15/2018		815	818
Skandinaviska Enskilda Banken AB				2.88%, 08/15/2020		1,905	1,943
2.45%, 05/27/2020(f)		$240	241	5.00%, 08/15/2045		985	1,051
2.63%, 11/17/2020(f)		320	323	5.25%, 08/15/2043		115	124
2.63%, 03/15/2021		285	287	Genzyme Corp
5.75%, 12/31/2049(d),(e)		10,195	10,500	5.00%, 06/15/2020		810	881
7.09%, 12/29/2049(d),(e)	EUR	250	284	Gilead Sciences Inc
Standard Chartered PLC				2.50%, 09/01/2023		30	29
7.50%, 12/31/2049(d),(e),(f)		$3,000	3,200	4.15%, 03/01/2047		2,220	2,097
Svenska Handelsbanken AB				4.60%, 09/01/2035		620	644
2.66%, 01/15/2024(e)	EUR	500	566				$10,416
5.25%, 12/31/2049(d),(e)		$2,500	2,541
				Building Materials - 0.69%
UBS AG				BMC East LLC
4.75%, 02/12/2026(e)	EUR	250	301	5.50%, 10/01/2024(f)		1,290	1,343
UBS AG/Stamford CT				Boise Cascade Co
2.35%, 03/26/2020		$3,575	3,598	5.63%, 09/01/2024(f)		840	863
UBS Group AG				Cemex SAB de CV
5.75%, 12/31/2049(d),(e)	EUR	475	565	5.70%, 01/11/2025(f)		325	340
6.88%, 12/31/2049(d),(e)		$3,100	3,270
				5.70%, 01/11/2025		1,950	2,038
UBS Group Funding Jersey Ltd				6.13%, 05/05/2025(f)		1,220	1,310
2.65%, 02/01/2022(f)		3,290	3,243
				CRH America Inc
2.95%, 09/24/2020(f)		4,290	4,338
				8.13%, 07/15/2018		3,425	3,680
4.13%, 04/15/2026(f)		220	227	CRH Finance DAC
Wells Fargo & Co				3.13%, 04/03/2023	EUR	250	309
2.40%, 10/31/2023(e)		2,590	2,632
				Crh Finance UK PLC
2.50%, 03/04/2021		1,345	1,349	4.13%, 12/02/2029(e)	GBP	200	302
2.60%, 07/22/2020		1,540	1,559	CRH Finland Services OYJ
3.07%, 01/24/2023		4,510	4,562	2.75%, 10/15/2020	EUR	250	294
4.40%, 06/14/2046		4,490	4,384	Johnson Controls International plc
4.90%, 11/17/2045		3,650	3,834	5.13%, 09/14/2045		$2,110	2,361
5.87%, 12/31/2049(d),(e)		1,350	1,465
				LafargeHolcim Finance US LLC
Westpac Banking Corp				3.50%, 09/22/2026(f)		875	859
1.38%, 05/19/2017(e)		6,650	6,651	4.75%, 09/22/2046(f)		850	859
			$377,546	Martin Marietta Materials Inc
Beverages - 1.13%				2.25%, 06/30/2017(e)		7,800	7,809
Anheuser-Busch InBev Finance Inc				Masco Corp
2.65%, 02/01/2021		9,865	9,986	3.50%, 04/01/2021		50	51
3.30%, 02/01/2023		2,915	2,995

See accompanying notes

Schedule of Investments Core Plus Bond Fund April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Building Materials (continued)			Commercial Mortgage Backed Securities (continued)
Norbord Inc			Citigroup Commercial Mortgage Trust 2015-
5.38%, 12/01/2020(f)	$650	$683	GC35
Owens Corning			3.82%, 11/10/2048	$1,000	$1,050
7.00%, 12/01/2036	1,170	1,458	Citigroup Commercial Mortgage Trust 2016-
St Marys Cement Inc Canada			GC37
5.75%, 01/28/2027(f)	1,275	1,274	3.58%, 04/10/2049(e)	1,750	1,758
		$25,833	COMM 2012-CCRE5 Mortgage Trust
Chemicals - 0.67%			3.22%, 12/10/2045(f)	2,000	2,046
A Schulman Inc			COMM 2013-CCRE11 Mortgage Trust
6.88%, 06/01/2023	800	844	1.31%, 08/10/2050(e),(i)	58,614	3,040
Air Liquide Finance SA			4.72%, 08/10/2050	5,000	5,456
1.75%, 09/27/2021(f)	3,735	3,633	COMM 2013-CCRE6 Mortgage Trust
Aruba Investments Inc			4.31%, 03/10/2046(e),(f)	500	460
8.75%, 02/15/2023(f)	1,000	1,040	COMM 2013-CCRE8 Mortgage Trust
Blue Cube Spinco Inc			4.09%, 06/10/2046(e),(f)	3,000	3,081
9.75%, 10/15/2023	565	684	COMM 2013-LC6 Mortgage Trust
CF Industries Inc			4.43%, 01/10/2046(e),(f)	1,470	1,363
5.15%, 03/15/2034	1,380	1,249	COMM 2014-CCRE16 Mortgage Trust
7.13%, 05/01/2020	200	218	4.05%, 04/10/2047	600	640
Chevron Phillips Chemical Co LLC / Chevron			COMM 2014-CCRE17 Mortgage Trust
Phillips Chemical Co LP			4.89%, 05/10/2047(e)	2,400	2,408
3.40%, 12/01/2026(f)	1,815	1,835	COMM 2014-LC17 Mortgage Trust
Consolidated Energy Finance SA			4.49%, 10/10/2047	5,000	5,267
6.75%, 10/15/2019(f)	2,684	2,738	COMM 2014-UBS5 Mortgage Trust
Cornerstone Chemical Co			1.20%, 09/10/2047(e),(i)	69,774	3,315
9.38%, 03/15/2018(f)	835	843	COMM 2015-CCRE22 Mortgage Trust
Dow Chemical Co/The			4.26%, 03/10/2048(e)	1,611	1,564
4.38%, 11/15/2042	515	517	COMM 2015-LC23 Mortgage Trust
Equate Petrochemical BV			3.77%, 10/10/2025	2,000	2,093
3.00%, 03/03/2022(e),(f)	925	920	COMM 2015-PC1 Mortgage Trust
3.00%, 03/03/2022	375	373	4.29%, 07/10/2050(e)	2,000	2,105
Mexichem SAB de CV			Commercial Mortgage Pass Through
4.88%, 09/19/2022(f)	1,100	1,160	Certificates
Monsanto Co			4.93%, 10/15/2045(e),(f)	2,715	2,749
3.95%, 04/15/2045	2,780	2,528	Credit Suisse Commercial Mortgage Trust
4.40%, 07/15/2044	802	784	Series 2006-C5
Olin Corp			0.87%, 12/15/2039(e),(i)	1,611	—
5.13%, 09/15/2027	745	776	DBJPM 16-C3 Mortgage Trust
Solvay Finance America LLC			2.89%, 09/10/2049(e)	2,000	1,962
3.40%, 12/03/2020(f)	3,100	3,196	DBUBS 2011-LC2 Mortgage Trust
4.45%, 12/03/2025(f)	1,675	1,774	5.73%, 07/10/2044(e),(f)	5,000	5,297
		$25,112	GE Commercial Mortgage Corp Series 2007-
Coal- 0.03%			C1 Trust
			5.61%, 12/10/2049(e)	6,000	5,967
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp			GS Mortgage Securities Trust 2011-GC5
7.50%, 05/01/2025(f)	695	721	1.53%, 08/10/2044(e),(f),(i)	94,603	4,490
Peabody Energy Corp			GS Mortgage Securities Trust 2012-GCJ7
6.00%, 03/31/2022(f)	175	179	2.49%, 05/10/2045(e),(i)	15,071	1,144
6.38%, 03/31/2025(f)	345	350	GS Mortgage Securities Trust 2013-GC16
			1.59%, 11/10/2046(e),(i)	29,547	1,459
		$1,250
			5.50%, 11/10/2046(e)	800	873
Commercial Mortgage Backed Securities - 5.32%
Banc of America Commercial Mortgage Trust			GS Mortgage Securities Trust 2013-GCJ12
			3.78%, 06/10/2046(e)	555	568
2008-1
6.49%, 02/10/2051(e)	3,255	3,338	GS Mortgage Securities Trust 2014-GC26
			1.23%, 11/10/2047(e),(i)	49,647	2,930
Banc of America Commercial Mortgage Trust
2016-UBS10			GS Mortgage Securities Trust 2015-GC34
5.08%, 07/15/2049(e)	3,000	3,139	3.51%, 10/10/2048(e)	1,482	1,522
BBCMS MORTGAGE TRUST 2017-C1			GS Mortgage Securities Trust 2015-GS1
3.67%, 02/15/2050	5,000	5,199	3.73%, 11/10/2048	3,250	3,404
BCRR Trust 2009-1			JP Morgan Chase Commercial Mortgage
5.86%, 07/17/2040(f)	1,945	1,948	Securities Trust 2005-CIBC12
			5.62%, 09/12/2037(e)	241	5
CFCRE Commercial Mortgage Trust 2011-
C2			JP Morgan Chase Commercial Mortgage
5.95%, 12/15/2047(e),(f)	800	886	Securities Trust 2006-CIBC17
Citigroup Commercial Mortgage Trust 2012-			5.46%, 12/12/2043	291	291
GC8			JP Morgan Chase Commercial Mortgage
4.29%, 09/10/2045(f)	800	843	Securities Trust 2010-C1
			5.95%, 06/15/2043(f)	2,585	2,604
Citigroup Commercial Mortgage Trust 2015-
GC29			JP Morgan Chase Commercial Mortgage
3.19%, 04/10/2048(e)	3,000	3,027	Securities Trust 2011-C5
4.29%, 04/10/2048(e)	2,000	1,952	5.59%, 08/15/2046(e),(f)	800	856

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage			Morgan Stanley Bank of America Merrill
Securities Trust 2012-LC9			Lynch Trust 2016-C30
1.86%, 12/15/2047(e),(i)	$18,986	$1,235	3.17%, 09/15/2049(e)	$1,571	$1,538
3.35%, 12/15/2047(e),(f)	2,000	2,032	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2016-C31
Securities Trust 2013-C16			3.10%, 11/15/2049(e)	2,000	1,987
1.28%, 12/15/2046(e),(i)	11,523	516	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2016-C32
Securities Trust 2016-JP3			3.72%, 12/15/2049(e)	3,250	3,394
3.14%, 08/15/2049(e)	3,000	2,959	Morgan Stanley Capital I Trust 2016-UBS9
JP Morgan Chase Commercial Mortgage			3.59%, 03/15/2049(e)	1,500	1,557
Securities Trust 2016-JP4			MSBAM Commercial Mortgage Securities
3.60%, 12/15/2049(e)	1,682	1,596	Trust 2012-CKSV
3.65%, 12/15/2049(e)	1,600	1,664	1.25%, 10/15/2030(e),(f),(i)	22,751	1,131
JPMBB Commercial Mortgage Securities			UBS Commercial Mortgage Trust 2012-C1
Trust 2013-C15			3.40%, 05/10/2045(e)	491	511
1.51%, 11/15/2045(e),(i)	37,153	1,739	UBS-Barclays Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities			2012-C3
Trust 2014-C18			3.09%, 08/10/2049(e)	1,210	1,236
4.97%, 02/15/2047(e)	1,000	1,078	5.12%, 08/10/2049(e),(f)	1,500	1,580
4.97%, 02/15/2047(e)	2,700	2,772	UBS-Barclays Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities			2012-C4
Trust 2014-C19			1.89%, 12/10/2045(e),(f),(i)	22,522	1,565
1.34%, 04/15/2047(e),(i)	45,760	1,532	3.32%, 12/10/2045(e),(f)	2,300	2,331
JPMBB Commercial Mortgage Securities			UBS-Barclays Commercial Mortgage Trust
Trust 2014-C24			2013-C5
1.21%, 11/15/2047(e),(i)	9,376	459	3.18%, 03/10/2046(e)	1,580	1,615
4.07%, 11/15/2047(e),(f)	1,000	813	4.22%, 03/10/2046(e),(f)	1,090	972
4.57%, 11/15/2047(e)	4,350	4,381	Wachovia Bank Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities			Series 2007-C34
Trust 2015-C28			5.68%, 05/15/2046(e)	48	48
3.99%, 10/15/2048(e)	7,000	6,863	Wells Fargo Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities			2015-NXS3
Trust 2015-C31			4.64%, 09/15/2057(e)	1,400	1,463
1.16%, 08/15/2048(e),(i)	42,603	2,420	Wells Fargo Commercial Mortgage Trust
LB-UBS Commercial Mortgage Trust 2005-			2016-C36
C3			3.07%, 11/15/2059(e)	750	743
1.02%, 07/15/2040(e),(f),(i)	2,540	47	Wells Fargo Commercial Mortgage Trust
LB-UBS Commercial Mortgage Trust 2007-			2017-RC1
C1			3.63%, 01/15/2060(e)	5,000	5,185
0.37%, 02/15/2040(e),(i)	730	—	WFRBS Commercial Mortgage Trust 2013-
LB-UBS Commercial Mortgage Trust 2007-			C12
C6			1.52%, 03/15/2048(e),(f),(i)	55,548	2,925
6.11%, 07/15/2040	7,850	7,922	WFRBS Commercial Mortgage Trust 2014-
Morgan Stanley Bank of America Merrill			C22
Lynch Trust 2013-C11			4.07%, 09/15/2057	5,000	5,257
0.63%, 08/15/2046(e),(i)	26,078	407	4.37%, 09/15/2057(e)	2,000	2,062
Morgan Stanley Bank of America Merrill			WFRBS Commercial Mortgage Trust 2014-
Lynch Trust 2013-C9			C23
3.46%, 05/15/2046	1,781	1,821	0.83%, 10/15/2057(e),(i)	53,748	1,930
Morgan Stanley Bank of America Merrill					$198,958
Lynch Trust 2014-C15			Commercial Services - 0.12%
1.31%, 04/15/2047(e),(i)	54,306	2,800	ADT Corp/The
4.05%, 04/15/2047	3,000	3,204	6.25%, 10/15/2021	55	60
Morgan Stanley Bank of America Merrill			Ahern Rentals Inc
Lynch Trust 2014-C16			7.38%, 05/15/2023(f)	1,095	942
1.34%, 06/15/2047(e),(i)	25,139	1,364	DP World Ltd
4.91%, 06/15/2047(e)	4,250	4,370	6.85%, 07/02/2037	190	223
Morgan Stanley Bank of America Merrill			GW Honos Security Corp
Lynch Trust 2014-C18			8.75%, 05/15/2025(f),(g)	985	1,005
4.59%, 10/15/2047(e)	3,864	4,067	IHS Markit Ltd
Morgan Stanley Bank of America Merrill			4.75%, 02/15/2025(f)	265	277
Lynch Trust 2015-C20			Team Health Holdings Inc
3.61%, 02/15/2048(e)	2,000	2,026	6.38%, 02/01/2025(f)	790	771
4.16%, 02/15/2048(e)	1,975	2,010	TMS International Corp
Morgan Stanley Bank of America Merrill			7.63%, 10/15/2021(f)	1,135	1,144
Lynch Trust 2015-C25					$4,422
3.64%, 10/15/2048	2,500	2,595	Computers - 1.25%
Morgan Stanley Bank of America Merrill			Apple Inc
Lynch Trust 2015-C26			3.00%, 02/09/2024	4,875	4,971
3.89%, 10/15/2048	3,000	3,137	3.85%, 08/04/2046	1,825	1,769
			4.25%, 02/09/2047	1,100	1,135
			4.65%, 02/23/2046	4,655	5,072

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)				Diversified Financial Services (continued)
Compiler Finance Sub Inc				Credit Acceptance Corp
7.00%, 05/01/2021(f)		$515	$260	6.13%, 02/15/2021	$1,185	$1,179
Dell Inc				7.38%, 03/15/2023	1,355	1,355
5.65%, 04/15/2018		365	378	Discover Financial Services
Dell International LLC / EMC Corp				3.85%, 11/21/2022	770	789
3.48%, 06/01/2019(f)		950	972	Doric Nimrod Air Finance Alpha Ltd 2012-1
5.45%, 06/15/2023(f)		3,650	3,939	Class B Pass Through Trust
5.88%, 06/15/2021(f)		610	647	6.50%, 05/30/2021(f)	838	867
6.02%, 06/15/2026(f)		11,040	12,125	Fly Leasing Ltd
7.13%, 06/15/2024(f)		3,155	3,487	6.38%, 10/15/2021	1,095	1,139
8.35%, 07/15/2046(f)		1,840	2,381	GE Capital International Funding Co
Hewlett Packard Enterprise Co				Unlimited Co
2.85%, 10/05/2018		1,390	1,406	2.34%, 11/15/2020	6,933	6,978
4.90%, 10/15/2025(e)		825	867	4.42%, 11/15/2035	1,714	1,832
6.20%, 10/15/2035(e)		1,690	1,803	ILFC E-Capital Trust II
International Business Machines Corp				4.91%, 12/21/2065(e),(f)	155	149
1.40%, 02/12/2019(e)		5,550	5,580	International Lease Finance Corp
			$46,792	6.25%, 05/15/2019	2,405	2,592
Consumer Products - 0.05%				National Rural Utilities Cooperative Finance
ACCO Brands Corp				Corp
5.25%, 12/15/2024(f)		945	973	1.28%, 05/12/2017(e)	4,200	4,200
Spectrum Brands Inc				2.40%, 04/25/2022	3,425	3,421
5.75%, 07/15/2025		905	970	4.75%, 04/30/2043(e)	855	873
			$1,943	Navient Corp
Credit Card Asset Backed Securities - 0.72%				5.00%, 10/26/2020	135	138
Barclays Dryrock Issuance Trust				5.50%, 01/15/2019	215	223
1.38%, 09/15/2020(e)		10,000	10,011	5.88%, 03/25/2021	765	793
1.48%, 09/15/2020		2,250	2,251	6.13%, 03/25/2024	530	525
Synchrony Credit Card Master Note Trust				6.63%, 07/26/2021	600	635
2014-1				Peachtree Corners Funding Trust
				3.98%, 02/15/2025(f)	1,685	1,709
1.61%, 11/15/2020		4,175	4,180
World Financial Network Credit Card Master				Springleaf Finance Corp
Trust				5.25%, 12/15/2019	2,000	2,030
1.26%, 03/15/2021		785	785	6.90%, 12/15/2017	135	139
1.47%, 02/15/2022(e)		9,045	9,071	SUAM Finance BV
				4.88%, 04/17/2024(f)	375	395
1.61%, 12/15/2021		650	650
			$26,948	Synchrony Financial
Distribution & Wholesale - 0.08%				2.60%, 01/15/2019	5,930	5,974
American Builders & Contractors Supply Co				UBS Group Funding Switzerland AG
				3.49%, 05/23/2023(f)	2,805	2,848
Inc
5.75%, 12/15/2023(f)		570	607	4.25%, 03/23/2028(f)	6,385	6,578
Global Partners LP / GLP Finance Corp				Visa Inc
7.00%, 06/15/2023		975	965	2.20%, 12/14/2020	1,155	1,164
HD Supply Inc						$66,807
5.25%, 12/15/2021(f)		645	683	Electric - 2.90%
5.75%, 04/15/2024(f)		340	361	Abu Dhabi National Energy Co PJSC
Rexel SA				4.38%, 06/22/2026(f)	675	694
5.25%, 06/15/2020(f)		274	281	Adani Transmission Ltd
				4.00%, 08/03/2026(f)	750	736
			$2,897
Diversified Financial Services - 1.79%				AEP Transmission Co LLC
				4.00%, 12/01/2046(f)	930	936
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust				Alabama Power Co
4.63%, 10/30/2020		755	802	3.85%, 12/01/2042	850	821
Aircastle Ltd				Centrais Eletricas Brasileiras SA
4.13%, 05/01/2024		185	188	5.75%, 10/27/2021	625	640
5.00%, 04/01/2023		415	443	CMS Energy Corp
5.13%, 03/15/2021		2,540	2,708	4.70%, 03/31/2043	910	943
5.50%, 02/15/2022		530	574	4.88%, 03/01/2044	1,835	1,970
Ally Financial Inc				Commonwealth Edison Co
3.25%, 11/05/2018		715	722	3.70%, 03/01/2045	690	663
4.25%, 04/15/2021		230	235	3.80%, 10/01/2042	2,170	2,103
4.75%, 09/10/2018		220	227	4.35%, 11/15/2045	1,660	1,749
5.75%, 11/20/2025		4,035	4,131	Consolidated Edison Co of New York Inc
Blackstone Holdings Finance Co LLC				4.63%, 12/01/2054	1,940	2,080
2.00%, 05/19/2025	EUR	250	287	Dominion Resources Inc/VA
BOC Aviation Ltd				3.90%, 10/01/2025	1,670	1,719
2.38%, 09/15/2021(f)		$1,075	1,045	DTE Energy Co
Brookfield Finance LLC				6.38%, 04/15/2033	3,600	4,455
4.00%, 04/01/2024		2,915	2,990	Duke Energy Corp
CIT Group Inc				2.65%, 09/01/2026	1,140	1,077
3.88%, 02/19/2019		3,825	3,930	3.75%, 04/15/2024	1,500	1,560
				3.75%, 09/01/2046	1,710	1,566

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)				Electric (continued)
Dynegy Inc				Puget Energy Inc
7.38%, 11/01/2022		$1,385	$1,326	6.00%, 09/01/2021		$2,935	$3,279
8.00%, 01/15/2025(f)		220	202	Southern California Edison Co
Edison International				3.60%, 02/01/2045		2,805	2,671
3.75%, 09/15/2017		1,420	1,432	4.05%, 03/15/2042		1,610	1,647
Electricite de France SA				Southern Co/The
2.15%, 01/22/2019(f)		70	70	2.95%, 07/01/2023		2,035	2,025
2.35%, 10/13/2020(f)		415	416	4.25%, 07/01/2036		1,480	1,462
4.25%, 12/29/2049(d),(e)	EUR	500	569	4.40%, 07/01/2046		1,050	1,045
4.63%, 09/11/2024		250	341	5.50%, 03/15/2057(e)		5,540	5,740
4.95%, 10/13/2045(f)		$1,515	1,551	Southern Power Co
5.50%, 10/17/2041	GBP	100	167	1.85%, 06/20/2026	EUR	550	603
5.63%, 12/31/2049(d),(e),(f)		$4,365	4,354	Virginia Electric & Power Co
6.00%, 12/29/2049(d),(e)	GBP	100	132	4.45%, 02/15/2044		$1,560	1,656
6.25%, 05/30/2028		50	86	4.65%, 08/15/2043		1,620	1,774
Elwood Energy LLC				Western Power Distribution West Midlands
8.16%, 07/05/2026		$606	679	PLC
Emera US Finance LP				5.75%, 04/16/2032	GBP	100	181
2.70%, 06/15/2021		2,540	2,542				$108,474
Enel Finance International NV				Electronics - 0.08%
1.38%, 06/01/2026	EUR	200	217	Sanmina Corp
5.75%, 09/14/2040	GBP	50	87	4.38%, 06/01/2019(f)		$255	261
Exelon Corp				Tech Data Corp
2.85%, 06/15/2020		$4,560	4,640	3.70%, 02/15/2022		1,775	1,805
3.50%, 06/01/2022(e)		1,740	1,774	Tyco Electronics Group SA
4.45%, 04/15/2046		490	492	1.10%, 03/01/2023	EUR	500	552
5.10%, 06/15/2045		1,480	1,610	2.38%, 12/17/2018		$150	151
Fortis Inc/Canada				7.13%, 10/01/2037		105	141
2.10%, 10/04/2021(f)		2,470	2,404				$2,910
3.06%, 10/04/2026(f)		6,055	5,733
				Engineering & Construction - 0.09%
Georgia Power Co				Heathrow Funding Ltd
4.30%, 03/15/2042		335	334	1.88%, 05/23/2024	EUR	250	290
4.30%, 03/15/2043		1,080	1,069	SBA Tower Trust
Iberdrola International BV				2.90%, 10/15/2044(f)		$2,375	2,389
3.50%, 02/01/2021	EUR	100	122	Tutor Perini Corp
Indiantown Cogeneration LP				6.88%, 05/01/2025(f)		750	788
9.77%, 12/15/2020		$516	556				$3,467
Kentucky Utilities Co				Entertainment - 0.43%
3.30%, 10/01/2025		3,105	3,142	AMC Entertainment Holdings Inc
Listrindo Capital BV				5.88%, 11/15/2026(f)		1,680	1,710
4.95%, 09/14/2026(f)		825	813
				Carmike Cinemas Inc
Louisville Gas & Electric Co				6.00%, 06/15/2023(f)		720	767
3.30%, 10/01/2025		1,545	1,571	CCM Merger Inc
MidAmerican Energy Co				6.00%, 03/15/2022(f)		1,135	1,172
4.25%, 05/01/2046		1,030	1,082	Cinemark USA Inc
Mirant Mid-Atlantic Series B Pass Through				4.88%, 06/01/2023		1,755	1,781
Trust				Eagle II Acquisition Co LLC
9.13%, 06/30/2017		199	182	6.00%, 04/01/2025(f)		330	341
Mirant Mid-Atlantic Series C Pass Through				Eldorado Resorts Inc
Trust				7.00%, 08/01/2023		1,175	1,269
10.06%, 12/30/2028		1,203	1,086	GLP Capital LP / GLP Financing II Inc
NextEra Energy Capital Holdings Inc				4.38%, 04/15/2021		425	445
3.55%, 05/01/2027		2,285	2,300	5.38%, 04/15/2026		995	1,050
NRG Energy Inc				International Game Technology PLC
6.25%, 05/01/2024		835	832	6.50%, 02/15/2025(f)		1,010	1,106
7.25%, 05/15/2026		620	634	Lions Gate Entertainment Corp
Oncor Electric Delivery Co LLC				5.88%, 11/01/2024(f)		900	934
2.15%, 06/01/2019		4,630	4,653	National CineMedia LLC
5.25%, 09/30/2040		950	1,113	5.75%, 08/15/2026		680	694
Pacific Gas & Electric Co				Penn National Gaming Inc
4.45%, 04/15/2042		30	32	5.63%, 01/15/2027(f)		595	599
PacifiCorp				Pinnacle Entertainment Inc
2.95%, 06/01/2023		2,466	2,492	5.63%, 05/01/2024(f)		865	893
3.85%, 06/15/2021		1,137	1,206	Scientific Games International Inc
Pampa Energia SA				6.63%, 05/15/2021		1,210	1,166
(f)
7.50%, 01/24/2027		1,100	1,171	7.00%, 01/01/2022(f)		430	460
PPL Electric Utilities Corp				WMG Acquisition Corp
4.75%, 07/15/2043		1,375	1,537	4.88%, 11/01/2024(f)		305	309
PPL WEM Ltd / Western Power Distribution				5.00%, 08/01/2023(f)		575	585
Ltd				6.75%, 04/15/2022(f)		825	871
5.38%, 05/01/2021(f)		5,140	5,576
							$16,152
Public Service Electric & Gas Co
3.65%, 09/01/2042		365	352

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Environmental Control - 0.04%				Gas (continued)
Clean Harbors Inc				Talent Yield Investments Ltd
5.13%, 06/01/2021		$320	$328	4.50%, 04/25/2022(f)		$1,500	$1,590
Republic Services Inc							$7,786
3.80%, 05/15/2018		1,215	1,239	Healthcare - Products - 1.21%
			$1,567	Abbott Laboratories
Food- 0.82%				2.90%, 11/30/2021		2,875	2,903
Arcor SAIC				3.75%, 11/30/2026		2,285	2,313
6.00%, 07/06/2023(f)		865	927	4.75%, 04/15/2043		1,105	1,116
BI-LO LLC / BI-LO Finance Corp				4.90%, 11/30/2046		4,910	5,137
9.25%, 02/15/2019(f)		1,110	971	DJO Finco Inc / DJO Finance LLC / DJO
Cencosud SA				Finance Corp
4.88%, 01/20/2023		625	658	8.13%, 06/15/2021(f)		1,750	1,544
5.50%, 01/20/2021		2,100	2,269	Hill-Rom Holdings Inc
Clearwater Seafoods Inc				5.75%, 09/01/2023(e),(f)		740	773
6.88%, 05/01/2025(f)		430	445	Kinetic Concepts Inc / KCI USA Inc
Danone SA				7.88%, 02/15/2021(f)		860	917
2.95%, 11/02/2026(f)		1,385	1,327	Mallinckrodt International Finance SA /
Gruma SAB de CV				Mallinckrodt CB LLC
4.88%, 12/01/2024(f)		1,175	1,254	4.88%, 04/15/2020(f)		330	329
Grupo Bimbo SAB de CV				5.63%, 10/15/2023(f)		1,065	1,017
4.88%, 06/27/2044(f)		275	268	Medtronic Global Holdings SCA
Ingles Markets Inc				3.35%, 04/01/2027		3,285	3,345
5.75%, 06/15/2023		1,305	1,312	Medtronic Inc
JBS USA LUX SA / JBS USA Finance Inc				2.50%, 03/15/2020		90	92
5.75%, 06/15/2025(f)		915	945	3.50%, 03/15/2025		256	264
7.25%, 06/01/2021(f)		380	390	4.38%, 03/15/2035		1,740	1,841
Kraft Heinz Foods Co				4.63%, 03/15/2045		4,430	4,819
2.25%, 05/25/2028	EUR	550	608	Teleflex Inc
2.80%, 07/02/2020		$6,475	6,576	4.88%, 06/01/2026		515	523
3.00%, 06/01/2026		95	91	Universal Hospital Services Inc
4.38%, 06/01/2046		1,045	994	7.63%, 08/15/2020		1,665	1,688
5.00%, 07/15/2035		1,155	1,218	Zimmer Biomet Holdings Inc
5.20%, 07/15/2045		1,445	1,527	2.00%, 04/01/2018		4,340	4,350
Lamb Weston Holdings Inc				2.43%, 12/13/2026	EUR	400	452
4.63%, 11/01/2024(f)		220	227	2.70%, 04/01/2020		$9,080	9,184
4.88%, 11/01/2026(f)		490	505	3.15%, 04/01/2022		1,285	1,300
Post Holdings Inc				3.55%, 04/01/2025		1,205	1,201
5.00%, 08/15/2026(f)		1,265	1,259				$45,108
7.75%, 03/15/2024(f)		475	528	Healthcare - Services - 1.30%
Sigma Alimentos SA de CV				Aetna Inc
4.13%, 05/02/2026(f)		550	542	2.75%, 11/15/2022		400	402
TreeHouse Foods Inc				2.80%, 06/15/2023		3,975	3,977
4.88%, 03/15/2022		340	352	Anthem Inc
6.00%, 02/15/2024(f)		965	1,028	3.13%, 05/15/2022		865	880
Wm Wrigley Jr Co				4.35%, 08/15/2020		30	32
2.40%, 10/21/2018(f)		1,650	1,663	4.63%, 05/15/2042		1,485	1,514
3.38%, 10/21/2020(f)		2,745	2,833	Centene Corp
			$30,717	4.75%, 05/15/2022		2,175	2,257
Forest Products & Paper - 0.24%				5.63%, 02/15/2021		470	494
Domtar Corp				6.13%, 02/15/2024		655	706
6.25%, 09/01/2042		2,155	2,171	CHS/Community Health Systems Inc
International Paper Co				5.13%, 08/01/2021		1,310	1,298
3.00%, 02/15/2027		1,870	1,781	6.25%, 03/31/2023		970	987
4.40%, 08/15/2047		1,880	1,832	Cigna Corp
Resolute Forest Products Inc				4.00%, 02/15/2022		1,875	1,979
5.88%, 05/15/2023		955	910	4.38%, 12/15/2020		2,530	2,695
Sappi Papier Holding GmbH				Fresenius Medical Care US Finance II Inc
7.50%, 06/15/2032(f)		630	641	4.75%, 10/15/2024(f)		1,180	1,206
Tembec Industries Inc				5.88%, 01/31/2022(f)		985	1,080
9.00%, 12/15/2019(f)		1,440	1,472	6.50%, 09/15/2018(f)		330	348
			$8,807	HCA Holdings Inc
Gas- 0.21%				6.25%, 02/15/2021		1,360	1,476
Dominion Gas Holdings LLC				HCA Inc
2.80%, 11/15/2020		3,645	3,694	4.50%, 02/15/2027		315	318
Nakilat Inc				4.75%, 05/01/2023		2,685	2,819
6.07%, 12/31/2033		350	412	5.00%, 03/15/2024		1,045	1,109
NGL Energy Partners LP / NGL Energy				5.25%, 04/15/2025		1,500	1,612
Finance Corp				5.25%, 06/15/2026		350	373
6.88%, 10/15/2021		645	640	5.88%, 03/15/2022		580	643
7.50%, 11/01/2023(f)		1,450	1,450	Humana Inc
				2.63%, 10/01/2019		2,455	2,486
				3.85%, 10/01/2024		2,100	2,175
				3.95%, 03/15/2027		2,680	2,764

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)				Insurance (continued)
Humana Inc (continued)				Chubb INA Holdings Inc
4.63%, 12/01/2042		$214	$220	2.30%, 11/03/2020		$1,880	$1,889
4.95%, 10/01/2044		1,490	1,590	CNO Financial Group Inc
IASIS Healthcare LLC / IASIS Capital Corp				4.50%, 05/30/2020		1,155	1,195
8.38%, 05/15/2019		1,690	1,648	Liberty Mutual Group Inc
MPH Acquisition Holdings LLC				4.04%, 03/07/2067(e),(f)		2,760	2,638
7.13%, 06/01/2024(f)		1,730	1,860	Manulife Financial Corp
Tenet Healthcare Corp				4.06%, 02/24/2032(e)		3,240	3,286
6.00%, 10/01/2020		155	163	Markel Corp
6.75%, 06/15/2023		385	368	5.00%, 04/05/2046		3,655	3,841
7.50%, 01/01/2022(f)		425	455	Metropolitan Life Global Funding I
UnitedHealth Group Inc				3.50%, 09/30/2026	GBP	100	148
4.63%, 07/15/2035		4,780	5,247	Prudential Financial Inc
WellCare Health Plans Inc				5.38%, 05/15/2045(e)		$3,175	3,350
5.25%, 04/01/2025		1,455	1,513	5.63%, 06/15/2043(e)		1,240	1,353
			$48,694	5.88%, 09/15/2042(e)		3,680	4,066
Home Builders - 0.32%				TIAA Asset Management Finance Co LLC
Beazer Homes USA Inc				2.95%, 11/01/2019(f)		6,675	6,782
8.75%, 03/15/2022		875	973	Voya Financial Inc
KB Home				5.65%, 05/15/2053(e)		5,235	5,405
4.75%, 05/15/2019		390	403	XLIT Ltd
7.00%, 12/15/2021		220	246	4.45%, 03/31/2025		9,950	10,222
Lennar Corp				5.50%, 03/31/2045		4,570	4,634
4.13%, 12/01/2018		1,725	1,764				$58,362
4.50%, 11/15/2019		675	698	Internet - 0.25%
4.50%, 04/30/2024		870	879	Alibaba Group Holding Ltd
4.75%, 11/15/2022(e)		1,265	1,316	3.13%, 11/28/2021		3,200	3,250
4.88%, 12/15/2023		340	352	Baidu Inc
Mattamy Group Corp				3.00%, 06/30/2020		875	886
6.50%, 11/15/2020(f)		245	252	3.25%, 08/06/2018		400	406
6.88%, 12/15/2023(f)		815	845	Netflix Inc
TRI Pointe Group Inc				4.38%, 11/15/2026(f)		995	980
4.88%, 07/01/2021		150	156	5.38%, 02/01/2021		200	214
WCI Communities Inc / Lennar Corp				Tencent Holdings Ltd
6.88%, 08/15/2021		2,105	2,205	3.80%, 02/11/2025(f)		1,200	1,238
Woodside Homes Co LLC / Woodside Homes				Zayo Group LLC / Zayo Capital Inc
Finance Inc				6.00%, 04/01/2023		2,115	2,255
6.75%, 12/15/2021(f)		1,725	1,812				$9,229
			$11,901	Iron & Steel - 0.47%
Home Equity Asset Backed Securities - 0.04%				AK Steel Corp
First NLC Trust 2005-1				7.00%, 03/15/2027		1,540	1,523
1.18%, 05/25/2035(e)		273	226	7.50%, 07/15/2023		475	517
JP Morgan Mortgage Acquisition Trust 2006-				7.63%, 10/01/2021		370	386
CW2				ArcelorMittal
1.14%, 08/25/2036(e)		605	585	6.25%, 03/01/2021(e)		2,160	2,354
New Century Home Equity Loan Trust 2005-				7.75%, 10/15/2039(e)		1,905	2,177
1				Commercial Metals Co
1.57%, 03/25/2035(e)		85	85	4.88%, 05/15/2023		2,752	2,766
Saxon Asset Securities Trust 2004-1				7.35%, 08/15/2018		740	784
2.69%, 03/25/2035(e)		282	171	Koks OAO Via Koks Finance Ltd
Specialty Underwriting & Residential Finance				7.50%, 05/04/2022(f),(g)		1,500	1,510
Trust Series 2004-BC1				Signode Industrial Group Lux SA/Signode
1.76%, 02/25/2035(e)		303	285	Industrial Group US Inc
			$1,352	6.38%, 05/01/2022(f)		1,850	1,906
Housewares - 0.07%				Vale Overseas Ltd
Newell Brands Inc				5.88%, 06/10/2021		45	49
3.85%, 04/01/2023		900	940	6.25%, 08/10/2026		1,415	1,546
5.00%, 11/15/2023		1,605	1,712	6.88%, 11/21/2036		930	1,008
			$2,652	6.88%, 11/10/2039		815	882
Insurance - 1.56%							$17,408
Aegon NV				Leisure Products & Services - 0.06%
4.00%, 04/25/2044(e)	EUR	250	285	NCL Corp Ltd
American Equity Investment Life Holding				4.63%, 11/15/2020(f)		1,325	1,358
Co				4.75%, 12/15/2021(f)		150	154
6.63%, 07/15/2021		$1,059	1,100	Silversea Cruise Finance Ltd
American International Group Inc				7.25%, 02/01/2025(f)		730	774
3.88%, 01/15/2035		990	923				$2,286
Arch Capital Finance LLC				Lodging - 0.17%
4.01%, 12/15/2026		2,845	2,953	Boyd Gaming Corp
5.03%, 12/15/2046		915	1,000	6.88%, 05/15/2023		515	554
Chubb Corp/The
3.41%, 04/15/2037(e)		3,325	3,292

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Lodging (continued)				Media (continued)
Jack Ohio Finance LLC / Jack Ohio Finance 1				NBCUniversal Enterprise Inc
Corp				1.84%, 04/15/2018(e),(f)		$5,490	$5,524
6.75%, 11/15/2021(f)		$1,370	$1,432	NBCUniversal Media LLC
MGM Resorts International				4.45%, 01/15/2043		1	1
6.00%, 03/15/2023		705	770	SFR Group SA
6.63%, 12/15/2021		545	612	6.00%, 05/15/2022(f)		235	245
8.63%, 02/01/2019		190	210	7.38%, 05/01/2026(f)		565	594
Wyndham Worldwide Corp				Sky PLC
2.50%, 03/01/2018		2,920	2,936	2.88%, 11/24/2020	GBP	100	137
			$6,514	Time Warner Cable LLC
Machinery - Construction & Mining - 0.04%				5.25%, 07/15/2042		100	152
BlueLine Rental Finance Corp / BlueLine				5.88%, 11/15/2040		$1,780	1,931
Rental LLC				6.75%, 07/01/2018		920	970
9.25%, 03/15/2024(f)		1,470	1,536	8.75%, 02/14/2019		1,165	1,296
				Time Warner Inc
Machinery - Diversified - 0.05%				2.10%, 06/01/2019		1,080	1,082
Cloud Crane LLC				3.60%, 07/15/2025		1,100	1,093
10.13%, 08/01/2024 (f)		1,425	1,521	3.88%, 01/15/2026		2,515	2,538
CNH Industrial Capital LLC				4.05%, 12/15/2023		3,670	3,831
3.88%, 07/16/2018		80	82	6.25%, 03/29/2041		1,496	1,722
4.88%, 04/01/2021		330	346	Unitymedia GmbH
			$1,949	6.13%, 01/15/2025(f)		895	955
Media- 2.47%				Unitymedia Hessen GmbH & Co KG /
21st Century Fox America Inc				Unitymedia NRW GmbH
				5.50%, 01/15/2023(f)		1,275	1,328
4.75%, 09/15/2044		680	692
5.40%, 10/01/2043		2,205	2,447	UPCB Finance IV Ltd
				5.38%, 01/15/2025(f)		602	613
6.15%, 02/15/2041		2,535	3,073
6.40%, 12/15/2035		2,605	3,209	Viacom Inc
Altice Financing SA				4.85%, 12/15/2034		3,470	3,413
6.50%, 01/15/2022(f)		880	923	5.87%, 02/28/2057(e)		1,175	1,213
6.63%, 02/15/2023(f)		870	921	Virgin Media Finance PLC
Altice Finco SA				5.75%, 01/15/2025(f)		600	612
8.13%, 01/15/2024(f)		520	562	6.00%, 10/15/2024(f)		405	424
Altice Luxembourg SA				Virgin Media Secured Finance PLC
7.75%, 05/15/2022(f)		1,060	1,126	5.25%, 01/15/2026(f)		380	385
Altice US Finance I Corp				Walt Disney Co/The
5.50%, 05/15/2026(f)		400	413	2.30%, 02/12/2021		750	758
CCO Holdings LLC / CCO Holdings Capital				WideOpenWest Finance LLC /
Corp				WideOpenWest Capital Corp
5.13%, 05/01/2023(f)		4,820	5,031	10.25%, 07/15/2019		2,724	2,833
5.13%, 05/01/2027(f)		645	658	Ziggo Bond Finance BV
5.75%, 02/15/2026(f)		180	191	6.00%, 01/15/2027(f)		1,125	1,147
Charter Communications Operating LLC /				Ziggo Secured Finance BV
				5.50%, 01/15/2027(f)		1,105	1,133
Charter Communications Operating Capital
5.38%, 05/01/2047(f)		2,325	2,379				$92,240
6.38%, 10/23/2035		565	648	Metal Fabrication & Hardware - 0.01%
6.48%, 10/23/2045		75	88	Park-Ohio Industries Inc
6.83%, 10/23/2055		2,395	2,810	6.63%, 04/15/2027(f)		430	441
Comcast Corp
2.75%, 03/01/2023		4,180	4,197	Mining - 0.84%
3.15%, 03/01/2026		3,310	3,289	Alcoa Nederland Holding BV
3.30%, 02/01/2027		2,750	2,766	6.75%, 09/30/2024(f)		485	531
3.38%, 02/15/2025		6,605	6,739	7.00%, 09/30/2026(f)		750	829
4.20%, 08/15/2034		230	236	Aleris International Inc
4.60%, 08/15/2045		325	339	9.50%, 04/01/2021(f)		410	440
5.50%, 11/23/2029	GBP	125	218	Barrick Gold Corp
6.40%, 03/01/2040		$200	259	4.10%, 05/01/2023		5,430	5,904
Cox Communications Inc				Barrick North America Finance LLC
2.95%, 06/30/2023(f)		2,685	2,591	4.40%, 05/30/2021		693	749
CSC Holdings LLC				5.75%, 05/01/2043		1,145	1,338
5.50%, 04/15/2027(f)		400	413	Constellium NV
6.63%, 10/15/2025(f)		445	487	6.63%, 03/01/2025(f)		1,055	1,039
8.63%, 02/15/2019		185	204	Corp Nacional del Cobre de Chile
10.13%, 01/15/2023 (f)		1,250	1,450	4.50%, 09/16/2025(f)		550	580
DISH DBS Corp				First Quantum Minerals Ltd
4.25%, 04/01/2018		175	178	7.00%, 02/15/2021(f)		1,340	1,387
5.13%, 05/01/2020		795	831	7.25%, 05/15/2022(f)		630	649
5.88%, 11/15/2024		1,195	1,255	FMG Resources August 2006 Pty Ltd
6.75%, 06/01/2021		2,280	2,479	6.88%, 04/01/2022(f)		1,950	2,020
7.75%, 07/01/2026		600	703	9.75%, 03/01/2022(f)		1,000	1,151
7.88%, 09/01/2019		1,517	1,684	Freeport-McMoRan Inc
Myriad International Holdings BV				2.38%, 03/15/2018		115	115
5.50%, 07/21/2025(f)		775	821	4.55%, 11/14/2024		1,005	944

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)				Mortgage Backed Securities (continued)
Freeport-McMoRan Inc (continued)				Freddie Mac REMICS (continued)
6.88%, 02/15/2023(f)		$385	$405	5.76%, 09/15/2034(e),(i)	$652	$55
Hudbay Minerals Inc				Freddie Mac Structured Agency Credit Risk
7.63%, 01/15/2025(f)		785	841	Debt Notes
IAMGOLD Corp				1.79%, 03/25/2029(e)	10,929	10,955
7.00%, 04/15/2025(f)		1,750	1,754	1.89%, 10/25/2027(e)	7,620	7,632
MMC Norilsk Nickel OJSC via MMC Finance				2.19%, 11/25/2028(e)	7,794	7,818
DAC				2.44%, 09/25/2024(e)	2,671	2,680
6.63%, 10/14/2022(f)		350	394	3.39%, 08/25/2024(e)	1,884	1,892
Newmont Mining Corp				3.39%, 01/25/2025(e)	394	396
4.88%, 03/15/2042		1,195	1,224	3.84%, 04/25/2028(e)	6,389	6,635
6.25%, 10/01/2039		1,645	1,955	Ginnie Mae
Southern Copper Corp				1.75%, 10/16/2037	450	448
6.75%, 04/16/2040		825	937	3.50%, 02/20/2040(e),(i)	4,190	564
Taseko Mines Ltd				3.50%, 10/20/2042(e),(i)	14,548	2,847
7.75%, 04/15/2019		1,072	1,049	3.50%, 01/20/2043(e),(i)	5,870	1,220
Teck Resources Ltd				4.00%, 03/16/2039(e),(i)	3,796	512
3.75%, 02/01/2023		1,475	1,453	4.00%, 09/20/2040(i)	3,504	592
6.25%, 07/15/2041		1,555	1,648	4.07%, 09/16/2043(e),(i)	11,348	1,522
8.50%, 06/01/2024(f)		215	249	4.50%, 05/16/2043(e),(i)	3,015	568
Vedanta Resources PLC				4.50%, 04/16/2044(i)	890	153
6.38%, 07/30/2022(f)		900	912	4.61%, 04/20/2045(e),(i)	7,410	1,271
VM Holding SA				4.66%, 08/16/2045(e),(i)	14,012	2,141
5.38%, 05/04/2027(b),(f),(g)		950	941	5.06%, 11/20/2040(e),(i)	4,251	763
			$31,438	5.06%, 08/20/2042(e),(i)	9,369	1,882
Miscellaneous Manufacturers - 0.40%				5.06%, 04/20/2046(e),(i)	5,103	1,142
Bombardier Inc				5.11%, 11/20/2041(e),(i)	4,714	959
6.13%, 01/15/2023(f)		415	414	5.11%, 02/20/2046(e),(i)	9,228	2,048
7.50%, 03/15/2025(f)		1,125	1,170	5.11%, 06/20/2046(e),(i)	9,283	2,141
8.75%, 12/01/2021(f)		1,650	1,836	5.11%, 08/20/2046(e),(i)	12,887	3,102
General Electric Co				5.11%, 09/20/2046(e),(i)	9,696	2,443
4.50%, 03/11/2044		810	884	5.16%, 03/20/2047(e),(i)	8,173	1,828
5.30%, 02/11/2021		644	715	5.21%, 08/20/2042(e),(i)	4,485	810
Ingersoll-Rand Global Holding Co Ltd				5.21%, 09/20/2044(e),(i)	12,453	2,709
2.88%, 01/15/2019		1,065	1,081	5.21%, 11/20/2045(e),(i)	7,566	1,549
Siemens Financieringsmaatschappij NV				5.26%, 06/20/2044(e),(i)	20,399	3,325
1.45%, 05/25/2018(f)		1,133	1,131	5.61%, 03/20/2042(e),(i)	5,137	1,305
2.70%, 03/16/2022(f)		3,150	3,181	5.66%, 12/20/2040(e),(i)	6,838	1,392
2.75%, 09/10/2025	GBP	100	142	5.66%, 04/16/2042(e),(i)	4,639	999
3.40%, 03/16/2027(f)		$2,775	2,831	5.76%, 11/20/2045(e),(i)	4,199	996
4.20%, 03/16/2047(f)		1,595	1,653	JP Morgan Mortgage Trust 2016-2
			$15,038	2.86%, 06/25/2046(e),(f)	8,172	8,175
Mortgage Backed Securities - 3.09%				JP Morgan Mortgage Trust 2016-3
				3.50%, 10/25/2046(f)	7,116	7,281
Fannie Mae REMIC Trust 2005-W2
1.19%, 05/25/2035(e)		349	346	Merrill Lynch Mortgage Investors Trust Series
Fannie Mae REMICS				2005-A8
				1.34%, 08/25/2036(e)	135	127
2.25%, 07/25/2040		157	156
3.00%, 04/25/2027(i)		4,231	413	Sequoia Mortgage Trust 2016-3
3.50%, 09/25/2027(e),(i)		7,242	827	3.50%, 11/25/2046(e),(f)	4,060	4,149
3.50%, 11/25/2027(e),(i)		1,819	187	Wells Fargo Mortgage Backed Securities
3.50%, 05/25/2028(i)		2,821	273	2005-AR16 Trust
3.50%, 03/25/2031(e),(i)		4,712	479	3.21%, 03/25/2035(e)	235	230
4.00%, 04/25/2043(e),(i)		852	136			$115,762
5.06%, 03/25/2047(e),(i)		6,949	1,549	Office & Business Equipment - 0.09%
5.11%, 02/25/2043(e),(i)		6,093	1,239	Xerox Corp
5.11%, 09/25/2046(e),(i)		7,212	1,352	4.07%, 03/17/2022(f)	2,825	2,897
5.11%, 09/25/2046(e),(i)		11,014	1,987	6.75%, 12/15/2039	635	657
5.11%, 09/25/2046(e),(i)		13,654	2,516			$3,554
5.51%, 12/25/2021(e),(i)		500	38	Oil & Gas - 3.10%
5.51%, 03/25/2022(e),(i)		435	29	Anadarko Petroleum Corp
30.09%, 08/25/2035 (e),(i)		13	4	3.45%, 07/15/2024	2,985	2,947
Freddie Mac REMICS				4.50%, 07/15/2044	5	5
1.44%, 06/15/2023(e)		10	10	5.55%, 03/15/2026	3,610	4,041
2.00%, 02/15/2036(e)		855	847	6.60%, 03/15/2046	2,675	3,295
3.00%, 09/15/2025(e),(i)		3,452	132	Apache Corp
3.00%, 05/15/2027(e),(i)		7,056	445	4.25%, 01/15/2044	20	19
3.00%, 10/15/2027(e),(i)		1,121	96	4.75%, 04/15/2043	2,395	2,438
3.00%, 02/15/2029(e),(i)		7,689	677	Ascent Resources Utica Holdings LLC / ARU
3.50%, 02/15/2028(i)		4,888	450	Finance Corp
3.50%, 01/15/2040(e),(i)		4,804	761	10.00%, 04/01/2022 (f)	1,080	1,116
3.50%, 03/15/2041(i)		6,572	879	BP Capital Markets PLC
4.00%, 04/15/2025(e),(i)		4,537	253	1.57%, 05/10/2019(e)	6,585	6,610
5.66%, 05/15/2026(e),(i)		3,612	425	3.02%, 01/16/2027	2,340	2,289

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
BP Capital Markets PLC (continued)			Petroleos Mexicanos (continued)
3.72%, 11/28/2028	$2,330	$2,397	6.88%, 08/04/2026		$1,905	$2,129
Canadian Natural Resources Ltd			Phillips 66
3.90%, 02/01/2025	2,005	2,028	4.65%, 11/15/2034		2,180	2,242
Carrizo Oil & Gas Inc			Pioneer Natural Resources Co
7.50%, 09/15/2020	902	929	3.45%, 01/15/2021		3,955	4,074
Chesapeake Energy Corp			4.45%, 01/15/2026		530	565
8.00%, 12/15/2022(f)	1,356	1,429	Precision Drilling Corp
8.00%, 01/15/2025(f)	460	455	7.75%, 12/15/2023(f)		150	159
Chesapeake Oil Op/Fin Escrow Shares			QEP Resources Inc
0.00%, 11/15/2019(a),(b),(c)	1,385	—	5.25%, 05/01/2023		1,545	1,510
Chevron Corp			6.80%, 04/01/2018		200	207
1.99%, 03/03/2020	515	517	Repsol Oil & Gas Canada Inc
CNOOC Finance 2013 Ltd			7.75%, 06/01/2019		6,800	7,388
3.00%, 05/09/2023	850	834	Shell International Finance BV
Concho Resources Inc			1.63%, 01/20/2027	EUR	100	115
4.38%, 01/15/2025	4,920	4,981	4.00%, 05/10/2046		$1,815	1,763
ConocoPhillips			Sunoco LP / Sunoco Finance Corp
5.75%, 02/01/2019	500	534	5.50%, 08/01/2020		765	791
Continental Resources Inc/OK			6.38%, 04/01/2023		1,075	1,145
3.80%, 06/01/2024	5,903	5,549	Tengizchevroil Finance Co International Ltd
4.50%, 04/15/2023	3,020	2,975	4.00%, 08/15/2026(f)		1,175	1,136
Devon Energy Corp			Tesoro Corp
5.00%, 06/15/2045	580	589	4.75%, 12/15/2023(f)		1,105	1,157
5.60%, 07/15/2041	1,590	1,700	Ultra Resources Inc
Ecopetrol SA			6.88%, 04/15/2022(f)		820	829
7.38%, 09/18/2043	770	835	Unit Corp
Encana Corp			6.63%, 05/15/2021		960	955
5.15%, 11/15/2041	2,360	2,302	Whiting Petroleum Corp
6.50%, 02/01/2038	630	711	5.00%, 03/15/2019		115	116
6.63%, 08/15/2037	705	806	5.75%, 03/15/2021		645	642
EP Energy LLC / Everest Acquisition Finance			6.25%, 04/01/2023		915	915
Inc			WildHorse Resource Development Corp
6.38%, 06/15/2023	1,100	828	6.88%, 02/01/2025(f)		960	922
8.00%, 11/29/2024(f)	120	126	Woodside Finance Ltd
8.00%, 02/15/2025(f)	280	250	3.70%, 09/15/2026(f)		1,860	1,834
9.38%, 05/01/2020	1,280	1,211	WPX Energy Inc
Exxon Mobil Corp			7.50%, 08/01/2020		1,250	1,325
2.22%, 03/01/2021	185	186	YPF SA
4.11%, 03/01/2046	305	319	8.50%, 07/28/2025		740	837
Gulfport Energy Corp						$115,799
6.38%, 05/15/2025(f)	890	887	Oil & Gas Services - 0.18%
Halcon Resources Corp			Archrock Partners LP / Archrock Partners
6.75%, 02/15/2025(f)	945	907	Finance Corp
12.00%, 02/15/2022 (f)	58	67	6.00%, 10/01/2022		985	983
Marathon Oil Corp			Halliburton Co
6.60%, 10/01/2037	2,010	2,295	4.75%, 08/01/2043		2,335	2,401
Marathon Petroleum Corp			PHI Inc
4.75%, 09/15/2044	592	548	5.25%, 03/15/2019		755	706
MEG Energy Corp			Schlumberger Investment SA
6.50%, 01/15/2025(f)	960	948	3.30%, 09/14/2021(f)		1,155	1,199
Murphy Oil USA Inc			Weatherford International Ltd
5.63%, 05/01/2027	155	159	4.50%, 04/15/2022		390	369
Nabors Industries Inc			8.25%, 06/15/2023		535	580
5.50%, 01/15/2023(f)	4,845	4,899	9.88%, 02/15/2024(f)		395	460
Noble Energy Inc						$6,698
3.90%, 11/15/2024	1,880	1,919	Other Asset Backed Securities - 0.84%
5.05%, 11/15/2044	1,435	1,482	Chase Funding Trust Series 2003-5
Northern Blizzard Resources Inc			1.59%, 07/25/2033(e)		612	590
7.25%, 02/01/2022(f)	715	722
			Chase Funding Trust Series 2004-1
Oasis Petroleum Inc			1.45%, 12/25/2033(e)		23	21
6.50%, 11/01/2021	455	460	CNH Equipment Trust 2016-A
6.88%, 03/15/2022	290	294	1.51%, 07/15/2019(e)		5,936	5,946
6.88%, 01/15/2023	1,870	1,889	Dell Equipment Finance Trust 2015-2
Pertamina Persero PT			1.72%, 09/22/2020(e),(f)		14,200	14,218
5.63%, 05/20/2043(f)	550	566	1.89%, 12/22/2017(e),(f)		1,144	1,144
Petrobras Global Finance BV			JP Morgan Mortgage Acquisition Trust 2007-
8.38%, 05/23/2021	2,285	2,588	CH3
8.75%, 05/23/2026	3,115	3,632	1.14%, 03/25/2037(e)		260	260
Petroleos de Venezuela SA			Kubota Credit Owner Trust 2015-1
6.00%, 05/16/2024	3,000	1,186	1.54%, 03/15/2019(e),(f)		8,475	8,478
Petroleos Mexicanos
6.50%, 03/13/2027(f)	2,165	2,344

See accompanying notes

Schedule of Investments Core Plus Bond Fund April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)				Pipelines (continued)
Popular ABS Mortgage Pass-Through Trust				Boardwalk Pipelines LP
2005-1				4.45%, 07/15/2027		$2,570	$2,629
1.26%, 05/25/2035(e)		$805	$796	4.95%, 12/15/2024		2,385	2,542
			$31,453	5.95%, 06/01/2026		1,880	2,108
Packaging & Containers - 0.60%				Buckeye Partners LP
ARD Finance SA				3.95%, 12/01/2026		3,755	3,750
7.13%, PIK 7.88%, 09/15/2023(f),(h)		715	742	Columbia Pipeline Group Inc
Ardagh Packaging Finance PLC / Ardagh				3.30%, 06/01/2020		5,620	5,729
Holdings USA Inc				Enable Midstream Partners LP
4.29%, 05/15/2021(e),(f)		260	266	4.40%, 03/15/2027		1,940	1,936
4.63%, 05/15/2023(f)		200	204	Enbridge Inc
6.00%, 02/15/2025(f)		200	207	1.51%, 06/02/2017(e)		4,580	4,580
7.25%, 05/15/2024(f)		925	1,007	4.25%, 12/01/2026		2,865	2,988
BWAY Holding Co				6.00%, 01/15/2077(e)		2,295	2,341
7.25%, 04/15/2025(f)		960	959	Energy Transfer Equity LP
Coveris Holdings SA				5.88%, 01/15/2024		905	975
7.88%, 11/01/2019(f)		1,680	1,659	Energy Transfer Partners LP/old
Crown Americas LLC / Crown Americas				4.05%, 03/15/2025		2,885	2,882
Capital Corp V				4.75%, 01/15/2026		1,655	1,729
4.25%, 09/30/2026(f)		443	434	4.90%, 03/15/2035		1,420	1,377
Crown Cork & Seal Co Inc				5.30%, 04/15/2047		1,310	1,293
7.38%, 12/15/2026		1,615	1,873	EnLink Midstream Partners LP
Flex Acquisition Co Inc				4.15%, 06/01/2025		1,480	1,486
6.88%, 01/15/2025(f)		830	855	4.40%, 04/01/2024		4,479	4,595
Packaging Corp of America				4.85%, 07/15/2026		690	725
4.50%, 11/01/2023		5,775	6,204	5.05%, 04/01/2045		1,210	1,146
Reynolds Group Issuer Inc / Reynolds Group				Enterprise Products Operating LLC
Issuer LLC / Reynolds Group Issuer				3.70%, 02/15/2026		1,915	1,945
(Luxembourg) S.A.				4.90%, 05/15/2046		2,730	2,855
4.66%, 07/15/2021(e),(f)		985	1,007	Kinder Morgan Energy Partners LP
5.13%, 07/15/2023(f)		480	500	4.70%, 11/01/2042		2,625	2,465
5.75%, 10/15/2020		1,910	1,967	5.63%, 09/01/2041		680	704
7.00%, 07/15/2024(f)		130	140	Kinder Morgan Inc/DE
WestRock RKT Co				2.25%, 03/16/2027	EUR	275	307
3.50%, 03/01/2020		4,330	4,450	3.05%, 12/01/2019		$1,575	1,607
			$22,474	5.05%, 02/15/2046		850	846
				5.63%, 11/15/2023(f)		2,905	3,213
Pharmaceuticals - 1.26%
AbbVie Inc				MPLX LP
1.38%, 05/17/2024	EUR	730	810	4.50%, 07/15/2023		3,995	4,210
2.13%, 11/17/2028		735	831	5.20%, 03/01/2047		1,190	1,218
2.50%, 05/14/2020		$4,940	4,983	NuStar Logistics LP
3.60%, 05/14/2025		365	368	5.63%, 04/28/2027		1,235	1,274
4.45%, 05/14/2046		3,020	2,944	ONEOK Partners LP
4.70%, 05/14/2045		925	931	4.90%, 03/15/2025		2,515	2,693
Actavis Funding SCS				Phillips 66 Partners LP
3.45%, 03/15/2022		7,885	8,106	4.90%, 10/01/2046		2,800	2,739
4.75%, 03/15/2045		2,740	2,791	Sabine Pass Liquefaction LLC
				4.20%, 03/15/2028(f)		785	786
4.85%, 06/15/2044		2,105	2,144
Mead Johnson Nutrition Co				5.63%, 02/01/2021(e)		100	109
4.60%, 06/01/2044		1,740	1,835	5.63%, 03/01/2025		2,645	2,892
Novartis Capital Corp				5.75%, 05/15/2024		4,180	4,621
4.00%, 11/20/2045		80	81	6.25%, 03/15/2022		745	835
Pfizer Inc				Summit Midstream Holdings LLC / Summit
2.20%, 12/15/2021		1,315	1,322	Midstream Finance Corp
3.00%, 12/15/2026		890	889	5.75%, 04/15/2025		965	977
Shire Acquisitions Investments Ireland DAC				Tesoro Logistics LP / Tesoro Logistics
2.40%, 09/23/2021		6,745	6,662	Finance Corp
2.88%, 09/23/2023		4,745	4,652	5.25%, 01/15/2025		505	536
3.20%, 09/23/2026		2,465	2,387	6.13%, 10/15/2021		1,360	1,419
Teva Pharmaceutical Finance Netherlands III				6.25%, 10/15/2022		230	247
BV				6.38%, 05/01/2024		180	197
1.70%, 07/19/2019		2,630	2,603	TransCanada PipeLines Ltd
Valeant Pharmaceuticals International Inc				4.63%, 03/01/2034		965	1,030
5.38%, 03/15/2020(f)		1,680	1,441	5.00%, 10/16/2043		1,605	1,792
5.63%, 12/01/2021(f)		630	484	7.13%, 01/15/2019		730	792
Wyeth LLC				Transcanada Trust
6.00%, 02/15/2036		565	703	5.30%, 03/15/2077		720	726
			$46,967	Transportadora de Gas Internacional SA ESP
Pipelines - 2.78%				5.70%, 03/20/2022		815	836
Antero Midstream Partners LP / Antero				Western Gas Partners LP
Midstream Finance Corp				4.65%, 07/01/2026		1,620	1,697
5.38%, 09/15/2024(f)		410	419	5.45%, 04/01/2044		4,410	4,590

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)				REITS (continued)
Williams Partners LP				Realty Income Corp
3.60%, 03/15/2022		$3,185	$3,259	3.00%, 01/15/2027		$715	$678
5.10%, 09/15/2045		3,795	3,871	RHP Hotel Properties LP / RHP Finance
Williams Partners LP / ACMP Finance Corp				Corp
4.88%, 05/15/2023		1,555	1,602	5.00%, 04/15/2021		90	92
			$104,120	Select Income REIT
Private Equity - 0.06%				4.15%, 02/01/2022		3,170	3,214
Icahn Enterprises LP / Icahn Enterprises				Trust F/1401
Finance Corp				6.95%, 01/30/2044(f)		975	1,004
4.88%, 03/15/2019		1,025	1,038	VEREIT Operating Partnership LP
6.00%, 08/01/2020		1,025	1,061	4.13%, 06/01/2021		240	250
			$2,099	4.60%, 02/06/2024		1,045	1,091
Real Estate - 0.09%				Welltower Inc
American Campus Communities Operating				4.50%, 12/01/2034	GBP	125	187
Partnership LP							$44,404
3.35%, 10/01/2020		1,900	1,939	Retail - 0.98%
Crescent Communities LLC/Crescent				Arcos Dorados Holdings Inc
Ventures Inc				5.88%, 04/04/2027(f)		$625	625
8.88%, 10/15/2021(f)		995	1,045	Claire's Stores Inc
Prologis LP				9.00%, 03/15/2019(f)		840	389
1.38%, 10/07/2020	EUR	250	281	CVS Health Corp
			$3,265	2.75%, 12/01/2022		170	170
Regional Authority - 0.05%				2.80%, 07/20/2020		50	51
Provincia de Buenos Aires/Argentina				4.13%, 05/15/2021		130	138
7.88%, 06/15/2027(f)		$1,110	1,159	4.75%, 12/01/2022		6,515	7,130
Provincia de Cordoba				5.13%, 07/20/2045		590	659
7.45%, 09/01/2024(f)		850	884	CVS Pass-Through Trust
				7.51%, 01/10/2032(f)		2,659	3,317
			$2,043
REITS- 1.19%				Dollar Tree Inc
American Tower Corp				5.25%, 03/01/2020		325	334
3.30%, 02/15/2021		1,275	1,303	5.75%, 03/01/2023		951	1,009
3.50%, 01/31/2023		3,345	3,403	Home Depot Inc/The
Brixmor Operating Partnership LP				5.88%, 12/16/2036		1,265	1,615
4.13%, 06/15/2026		1,060	1,073	JC Penney Corp Inc
CC Holdings GS V LLC / Crown Castle GS				5.65%, 06/01/2020		675	672
				5.88%, 07/01/2023(f)		355	359
III Corp
3.85%, 04/15/2023		3,570	3,710	KFC Holding Co/Pizza Hut Holdings
DuPont Fabros Technology LP				LLC/Taco Bell of America LLC
				5.00%, 06/01/2024(f)		1,090	1,125
5.88%, 09/15/2021		1,415	1,475
				5.25%, 06/01/2026(f)		795	815
Equinix Inc
4.88%, 04/01/2020		230	236	L Brands Inc
5.38%, 01/01/2022		935	989	5.63%, 02/15/2022		205	217
5.38%, 04/01/2023		730	760	6.88%, 11/01/2035		745	735
5.88%, 01/15/2026		1,080	1,164	Landry's Inc
				6.75%, 10/15/2024(f)		1,180	1,236
Essex Portfolio LP
3.38%, 04/15/2026		2,765	2,721	Lowe's Cos Inc
				3.10%, 05/03/2027(g)		1,535	1,535
HCP Inc
				4.05%, 05/03/2047(g)		2,420	2,411
4.00%, 06/01/2025		1,135	1,146
4.25%, 11/15/2023		3,820	3,980	Macy's Retail Holdings Inc
Healthcare Trust of America Holdings LP				6.90%, 04/01/2029		145	156
3.50%, 08/01/2026		2,195	2,143	McDonald's Corp
Hospitality Properties Trust				1.75%, 05/03/2028	EUR	400	450
4.50%, 06/15/2023		4,025	4,206	2.10%, 12/07/2018		$1,105	1,112
Iron Mountain Inc				2.75%, 12/09/2020		2,685	2,733
4.38%, 06/01/2021(f)		770	799	3.50%, 03/01/2027		1,625	1,650
Iron Mountain US Holdings Inc				4.45%, 03/01/2047		2,270	2,300
5.38%, 06/01/2026(f)		825	839	4.70%, 12/09/2035		650	694
iStar Inc				Michaels Stores Inc
				5.88%, 12/15/2020(f)		1,007	1,033
4.88%, 07/01/2018		390	394
5.00%, 07/01/2019		125	126	Tops Holding LLC / Tops Markets II Corp
				8.00%, 06/15/2022(f)		1,095	958
6.00%, 04/01/2022		1,095	1,122
6.50%, 07/01/2021		670	698	Wal-Mart Stores Inc
Kimco Realty Corp				4.75%, 10/02/2043		960	1,085
3.40%, 11/01/2022		2,160	2,199				$36,713
4.25%, 04/01/2045		1,425	1,344	Savings & Loans - 0.23%
MGM Growth Properties Operating				Nationwide Building Society
Partnership LP / MGP Finance Co-Issuer Inc				1.25%, 03/03/2025	EUR	500	559
				4.00%, 09/14/2026(f)		$7,965	7,880
5.63%, 05/01/2024		1,165	1,257
MPT Operating Partnership LP / MPT Finance				6.87%, 12/31/2049(d),(e)	GBP	100	134
Corp							$8,573
5.25%, 08/01/2026		220	225
6.38%, 03/01/2024		532	576

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Semiconductors - 0.36%				Sovereign (continued)
KLA-Tencor Corp				Denmark Government Bond
4.13%, 11/01/2021		$2,600	$2,751	1.75%, 11/15/2025	DKK	750	$123
Micron Technology Inc				Dominican Republic International Bond
5.50%, 02/01/2025		188	196	5.95%, 01/25/2027		$2,200	2,303
5.88%, 02/15/2022		225	236	Egypt Government International Bond
7.50%, 09/15/2023		685	767	6.13%, 01/31/2022(f)		1,300	1,352
NXP BV / NXP Funding LLC				6.13%, 01/31/2022		1,250	1,300
3.88%, 09/01/2022(f)		3,800	3,946	Export-Import Bank of India
QUALCOMM Inc				3.38%, 08/05/2026(f)		925	890
4.65%, 05/20/2035		415	439	French Republic Government Bond OAT
4.80%, 05/20/2045		3,665	3,842	0.50%, 05/25/2025	EUR	100	109
Sensata Technologies UK Financing Co PLC				1.00%, 05/25/2019		200	225
6.25%, 02/15/2026(f)		1,160	1,256	1.75%, 11/25/2024		485	583
			$13,433	3.00%, 04/25/2022		740	933
Shipbuilding - 0.03%				3.50%, 04/25/2026		30	41
Huntington Ingalls Industries Inc				4.50%, 04/25/2041		25	43
5.00%, 11/15/2025(f)		1,215	1,282	Honduras Government International Bond
				6.25%, 01/19/2027(f)		$425	440
Software - 1.08%				6.25%, 01/19/2027		850	880
Activision Blizzard Inc				Hungary Government International Bond
2.30%, 09/15/2021(f)		2,340	2,305	5.38%, 02/21/2023		2,310	2,563
3.40%, 09/15/2026(f)		1,950	1,911	Indonesia Government International Bond
6.13%, 09/15/2023(f)		1,385	1,503	3.70%, 01/08/2022(f)		625	641
First Data Corp				5.38%, 10/17/2023(f)		4,100	4,564
5.00%, 01/15/2024(f)		2,855	2,920	Ireland Government Bond
7.00%, 12/01/2023(f)		885	949	3.40%, 03/18/2024	EUR	360	471
Microsoft Corp				Israel Government International Bond
1.55%, 08/08/2021		1,503	1,473	4.50%, 01/30/2043		$375	391
2.00%, 11/03/2020		2,515	2,527	Italy Buoni Poliennali Del Tesoro
2.00%, 08/08/2023		3,110	3,025	0.25%, 05/15/2018	EUR	235	257
3.30%, 02/06/2027		2,945	3,026	2.50%, 12/01/2024		100	114
3.45%, 08/08/2036		1,085	1,043	3.50%, 03/01/2030(f)		500	603
3.70%, 08/08/2046		6,220	5,931	3.75%, 08/01/2021		355	436
4.45%, 11/03/2045		1,060	1,132	4.25%, 09/01/2019		75	89
MSCI Inc				4.75%, 06/01/2017		75	82
5.25%, 11/15/2024(f)		785	832	5.00%, 09/01/2040		15	21
5.75%, 08/15/2025(f)		355	383	6.00%, 05/01/2031		20	30
Oracle Corp				Japan Government Ten Year Bond
1.90%, 09/15/2021		985	975	0.50%, 12/20/2024	JPY	35,000	328
2.50%, 10/15/2022		773	774	0.60%, 03/20/2023		30,000	281
2.65%, 07/15/2026		1,515	1,462	1.40%, 06/20/2019		81,000	751
4.00%, 07/15/2046		4,925	4,813	1.50%, 09/20/2018		139,500	1,281
4.38%, 05/15/2055		1,895	1,893	Japan Government Thirty Year Bond
Quintiles IMS Inc				1.50%, 03/20/2045		36,000	384
5.00%, 10/15/2026(f)		1,320	1,346	Japan Government Twenty Year Bond
			$40,223	1.40%, 09/20/2034		11,000	115
Sovereign - 1.98%				1.50%, 06/20/2034		100,000	1,057
Argentine Republic Government International				1.90%, 03/20/2024		95,000	971
Bond				Kingdom of Belgium Government Bond
				0.80%, 06/22/2025(f)	EUR	50	56
5.63%, 01/26/2022		5,160	5,374
6.25%, 04/22/2019		2,950	3,130	4.25%, 09/28/2022		305	412
6.88%, 01/26/2027		1,500	1,585	Kuwait International Government Bond
				2.75%, 03/20/2022(f)		$1,300	1,312
Australia Government Bond
				3.50%, 03/20/2027(f)		1,375	1,406
3.25%, 04/21/2029	AUD	125	98
4.50%, 04/15/2020		200	161	Mexican Bonos
				5.00%, 12/11/2019(e)	MXN	3,500	178
Bolivian Government International Bond
4.50%, 03/20/2028(f)		$650	634	Mexico Government International Bond
Bundesrepublik Deutschland				3.63%, 03/15/2022		$100	103
1.00%, 08/15/2024	EUR	395	464	4.00%, 10/02/2023		2,024	2,101
1.50%, 09/04/2022		200	240	Netherlands Government Bond
1.50%, 05/15/2024		425	516	1.75%, 07/15/2023(f)	EUR	150	182
				2.00%, 07/15/2024(f)		170	211
4.75%, 07/04/2028		15	24
Canada Housing Trust No 1				5.50%, 01/15/2028		25	41
1.70%, 12/15/2017(f)	CAD	525	387	Panama Government International Bond
2.40%, 12/15/2022(f)		40	31	4.00%, 09/22/2024		$925	970
Colombia Government International Bond				Peruvian Government International Bond
3.88%, 04/25/2027		$425	428	5.63%, 11/18/2050		550	667
5.00%, 06/15/2045		1,375	1,389	Qatar Government International Bond
7.38%, 03/18/2019		100	110	2.38%, 06/02/2021		1,800	1,790
Croatia Government International Bond				Republic of Poland Government Bond
6.00%, 01/26/2024		1,450	1,614	5.25%, 10/25/2020	PLN	315	89
6.38%, 03/24/2021		725	802

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Telecommunications (continued)
Republic of Poland Government International				AT&T Inc
Bond				2.45%, 06/30/2020		$1,460	$1,462
3.25%, 04/06/2026		$1,075	$1,071	2.75%, 05/19/2023	EUR	250	299
Romanian Government International Bond				3.40%, 05/15/2025		$4,015	3,910
4.88%, 01/22/2024(f)		950	1,034	3.60%, 02/17/2023		1,190	1,213
Russian Foreign Bond - Eurobond				3.80%, 03/15/2022		2	2
4.75%, 05/27/2026(f)		3,000	3,166	4.45%, 05/15/2021		2,500	2,666
4.88%, 09/16/2023		1,800	1,951	4.50%, 05/15/2035		5,530	5,237
7.50%, 03/31/2030(e)		1,360	1,640	4.75%, 05/15/2046		3,390	3,175
Saudi Government International Bond				5.15%, 03/15/2042		145	144
4.50%, 10/26/2046		1,150	1,136	5.20%, 11/18/2033	GBP	100	157
Serbia International Bond				5.25%, 03/01/2037		$2,480	2,543
7.25%, 09/28/2021		525	605	5.45%, 03/01/2047		3,825	3,949
Spain Government Bond				6.38%, 03/01/2041		725	835
0.25%, 04/30/2018	EUR	500	548	Bharti Airtel International Netherlands BV
1.15%, 07/30/2020		100	113	5.13%, 03/11/2023(f)		1,950	2,054
2.75%, 10/31/2024(f)		175	212	CenturyLink Inc
4.65%, 07/30/2025(f)		40	55	5.63%, 04/01/2025		435	425
4.85%, 10/31/2020(f)		295	376	7.50%, 04/01/2024		415	451
5.15%, 10/31/2044(f)		25	39	Cisco Systems Inc
5.50%, 04/30/2021(f)		100	132	1.85%, 09/20/2021		1,195	1,181
Sri Lanka Government International Bond				2.20%, 02/28/2021		1,535	1,543
6.83%, 07/18/2026(f)		$700	735	Deutsche Telekom International Finance BV
Sweden Government Bond				1.95%, 09/19/2021(f)		1,655	1,605
1.50%, 11/13/2023	SEK	550	67	Digicel Group Ltd
4.25%, 03/12/2019		200	25	8.25%, 09/30/2020(f)		1,150	1,052
Swiss Confederation Government Bond				Empresa Nacional de Telecomunicaciones
2.50%, 03/08/2036	CHF	30	43	SA
Turkey Government International Bond				4.75%, 08/01/2026(f)		875	900
5.75%, 03/22/2024		$2,450	2,599	Frontier Communications Corp
6.00%, 03/25/2027		2,675	2,862	7.13%, 01/15/2023		5	4
Ukraine Government International Bond				8.88%, 09/15/2020		765	808
7.75%, 09/01/2021		925	922	11.00%, 09/15/2025		2,385	2,299
United Kingdom Gilt				Goodman Networks Inc
1.25%, 07/22/2018	GBP	100	131	0.00%, 07/01/2018(a)		780	292
1.75%, 07/22/2019		35	47	GTT Escrow Corp
1.75%, 09/07/2022		490	678	7.88%, 12/31/2024(f)		320	334
2.00%, 07/22/2020		40	55	Intelsat Jackson Holdings SA
3.25%, 01/22/2044		200	341	5.50%, 08/01/2023		1,625	1,387
4.25%, 12/07/2040		60	115	8.00%, 02/15/2024(f)		1,420	1,527
4.75%, 12/07/2030		25	46	Level 3 Communications Inc
Uruguay Government International Bond				5.75%, 12/01/2022		855	890
5.10%, 06/18/2050		$790	786	Level 3 Financing Inc
Venezuela Government International Bond				4.76%, 01/15/2018(e)		295	296
12.75%, 08/23/2022		2,245	1,381	5.38%, 01/15/2024		1,685	1,751
			$74,068	6.13%, 01/15/2021		270	279
Student Loan Asset Backed Securities - 0.72%				Ooredoo International Finance Ltd
Navient Private Education Loan Trust 2015-				3.88%, 01/31/2028		600	603
A				Orange SA
1.49%, 12/15/2021(e),(f)		274	274	5.75%, 12/31/2049(d),(e)	GBP	125	177
Navient Student Loan Trust 2015-1				Radiate Holdco LLC / Radiate Finance Inc
1.29%, 09/26/2022(e)		737	735	6.63%, 02/15/2025(f)		$1,790	1,786
Navient Student Loan Trust 2017-3				SES SA
1.36%, 07/26/2066(e),(f)		6,000	6,000	4.62%, 12/31/2049(d),(e)	EUR	550	639
1.66%, 07/26/2066(e),(f)		6,750	6,750	4.63%, 03/09/2020		250	306
SLM Private Education Loan Trust 2013-A				Sprint Capital Corp
1.59%, 08/15/2022(e),(f)		394	394	6.88%, 11/15/2028		$565	612
SLM Private Education Loan Trust 2013-B				6.90%, 05/01/2019		640	684
1.64%, 07/15/2022(e),(f)		1,144	1,144	Sprint Communications Inc
SLM Private Education Loan Trust 2014-A				6.00%, 11/15/2022		1,720	1,792
1.59%, 07/15/2022(e),(f)		1,460	1,460	7.00%, 08/15/2020		1,445	1,564
SMB Private Education Loan Trust 2016-B				Sprint Corp
1.64%, 11/15/2023(e),(f)		3,607	3,614	7.13%, 06/15/2024		1,995	2,176
Sofi Professional Loan Program 2016-A LLC				7.88%, 09/15/2023		860	965
2.74%, 08/25/2036(e),(f)		3,561	3,662	Telefonica Emisiones SAU
Sofi Professional Loan Program 2016-B LLC				4.10%, 03/08/2027		2,475	2,539
1.68%, 03/25/2031(f)		2,241	2,240	5.21%, 03/08/2047		3,840	3,990
Sofi Professional Loan Program 2017-B LLC				T-Mobile USA Inc
1.83%, 05/25/2040(e),(f)		750	751	4.00%, 04/15/2022		810	830
			$27,024	5.13%, 04/15/2025		1,280	1,349
Telecommunications - 2.87%				5.38%, 04/15/2027		390	417
Anixter Inc				6.00%, 03/01/2023		540	577
5.13%, 10/01/2021		220	233	6.13%, 01/15/2022		185	195

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)			(continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)				Chemicals - 0.21%
T-Mobile USA Inc (continued)				A Schulman Inc, Term Loan B
6.50%, 01/15/2024		$190	$206	4.24%, 05/11/2022(e)	$566	$567
6.50%, 01/15/2026		1,140	1,264	Aruba Investments Inc, Term Loan B
Verizon Communications Inc				4.65%, 02/02/2022(e)	252	253
2.87%, 09/14/2018(e)		7,303	7,452	Emerald Performance Materials LLC, Term
2.95%, 03/15/2022(f)		11,924	11,987	Loan
4.07%, 06/18/2024	GBP	100	147	8.75%, 07/22/2022(e)	2,570	2,563
4.52%, 09/15/2048		$2,621	2,411	Ineos US Finance LLC, Term Loan B
4.75%, 02/17/2034	GBP	150	231	3.74%, 03/31/2022(e)	1,792	1,807
4.81%, 03/15/2039(f)		$5,356	5,254	3.74%, 02/10/2024(e)	938	944
5.01%, 08/21/2054		4,093	3,972	Methanol Holdings Trinidad Ltd, Term Loan
VimpelCom Holdings BV				B
7.50%, 03/01/2022(f)		2,100	2,380	4.48%, 06/16/2022(e)	1,627	1,623
Vodafone Group PLC						$7,757
2.50%, 09/26/2022		2,720	2,683	Coal- 0.02%
Wind Acquisition Finance SA				Peabody Energy Corp, Term Loan EXIT
4.75%, 07/15/2020(f)		1,245	1,264	5.50%, 02/08/2022(e)	905	907
7.38%, 04/23/2021(f)		1,775	1,846
			$107,201	Commercial Services - 0.03%
Transportation - 0.49%				Prime Security Services Borrower LLC, Term
Burlington Northern Santa Fe LLC				Loan
3.85%, 09/01/2023		1,799	1,921	4.25%, 05/02/2022(e)	1,097	1,108
CSX Corp
3.95%, 05/01/2050		1,255	1,169	Computers - 0.01%
5.50%, 04/15/2041		1,170	1,367	CompuCom Systems Inc, Term Loan B
Eletson Holdings Inc				4.25%, 05/09/2020(e)	590	465
9.63%, 01/15/2022(f)		1,595	1,348
FedEx Corp				Consumer Products - 0.07%
4.55%, 04/01/2046		370	374	Dell International LLC, Term Loan B
4.75%, 11/15/2045		3,650	3,798	3.50%, 09/07/2023(e)	866	869
5.10%, 01/15/2044		1,050	1,135	Prestige Brands Inc, Term Loan B4
Navios Maritime Acquisition Corp / Navios				3.74%, 01/20/2024(e)	1,741	1,756
Acquisition Finance US Inc						$2,625
8.13%, 11/15/2021(f)		3,265	2,910	Diversified Financial Services - 0.10%
Navios Maritime Holdings Inc / Navios				Delos Finance Sarl, Term Loan
Maritime Finance II US Inc				3.40%, 10/06/2023(e)	1,970	1,993
7.38%, 01/15/2022(f)		1,235	1,062	Russell Investments US Institutional Holdco
8.13%, 02/15/2019		385	346	Inc, Term Loan B
Navios South American Logistics Inc / Navios				6.75%, 05/10/2023(e)	1,557	1,574
Logistics Finance US Inc						$3,567
7.25%, 05/01/2022(f)		2,610	2,577
				Electric - 0.02%
Union Pacific Corp				Dynegy Inc, Term Loan C1
3.80%, 10/01/2051		153	145	4.25%, 06/27/2023(e)	680	680
4.38%, 11/15/2065		35	36
			$18,188	Entertainment - 0.17%
Trucking & Leasing - 0.02%				CCM Merger Inc, Term Loan B
Park Aerospace Holdings Ltd				4.24%, 08/06/2021(e)	1,413	1,419
5.25%, 08/15/2022(f)		305	322	Eagle II Acquisition Co LLC, Term Loan B
5.50%, 02/15/2024(f)		305	323	0.00%, 04/17/2024(e),(j)	410	409
			$645	Eldorado Resorts Inc, Term Loan B
TOTAL BONDS		$2,544,175		6.25%, 07/15/2022(e)	855	851
SENIOR FLOATING RATE INTERESTS -	Principal			Lions Gate Entertainment Corp, Term Loan
2.25%	Amount (000's) Value (000's)			B
Automobile Manufacturers - 0.02%				3.98%, 10/13/2023(e)	2,016	2,026
Navistar Inc, Term Loan B				WMG Acquisition Corp, Term Loan
5.00%, 08/07/2020(e)		$832	$842	3.75%, 10/20/2023(e)	1,568	1,573
						$6,278
Automobile Parts & Equipment - 0.02%				Food- 0.08%
American Axle & Manufacturing Inc, Term				B&G Foods Inc, Term Loan B
Loan B				3.24%, 11/02/2022(e)	1,378	1,390
3.24%, 03/08/2024(e)		625	621	JBS USA LUX SA, Term Loan B
				3.48%, 10/30/2022(e)	1,685	1,692
Beverages - 0.01%						$3,082
9941762 Canada Inc, Term Loan B1				Forest Products & Paper - 0.06%
4.89%, 11/15/2023(e)		339	341	Caraustar Industries Inc, Term Loan
				6.65%, 03/09/2022(e)	2,380	2,406
Building Materials - 0.02%
GYP Holdings III Corp, Term Loan				Healthcare - Products - 0.09%
4.67%, 04/01/2021(e)		791	793	DJO Finance LLC, Term Loan B
				4.25%, 06/08/2020(e)	853	832
				Kinetic Concepts Inc, Term Loan B
				4.40%, 01/26/2024(e)	1,450	1,456

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Healthcare - Products (continued)			Pharmaceuticals - 0.03%
Mallinckrodt International Finance SA, Term			DPx Holdings BV, Term Loan
Loan B			4.41%, 04/11/2024(e)	$1,232	$1,234
3.90%, 09/24/2024(e)	$1,180	$1,179
		$3,467	REITS- 0.18%
Healthcare - Services - 0.15%			GEO Group Inc/The, Term Loan B
Acadia Healthcare Co Inc, Term Loan B2			3.20%, 03/15/2024(e)	1,890	1,890
3.98%, 02/16/2023(e)	687	687	iStar Inc, Term Loan B
DaVita Inc, Term Loan B			4.75%, 07/01/2020(e)	4,065	4,101
3.74%, 06/18/2021(e)	776	784	MGM Growth Properties Operating
Lantheus Medical Imaging Inc, Term Loan B			Partnership LP, Term Loan B
5.50%, 06/30/2022(e)	1,431	1,433	3.49%, 04/25/2023(e)	580	581
MPH Acquisition Holdings LLC, Term Loan					$6,572
B			Retail - 0.20%
4.90%, 05/25/2023(e)	1,847	1,870	Academy Ltd, Term Loan B
Radnet Management Inc, Term Loan B			5.12%, 06/16/2022(e)	1,768	1,215
8.15%, 03/25/2021(e)	701	705	Comfort Holding LLC, Term Loan
		$5,479	5.78%, 02/02/2024(e)	1,115	1,116
Insurance - 0.09%			11.03%, 01/31/2025 (e)	440	422
Asurion LLC, Term Loan			Dollar Tree Inc, Term Loan B2
8.50%, 02/19/2021(e)	505	512	4.19%, 07/06/2022(e)	2,030	2,053
Asurion LLC, Term Loan B2			JC Penney Corp Inc, Term Loan B
4.24%, 07/08/2020(e)	604	608	5.30%, 06/09/2023(e)	653	651
Lonestar Intermediate Super Holdings LLC,			KFC Holding Co, Term Loan B
PIK Term Loan			2.99%, 06/16/2023(e)	856	860
10.00%, PIK 10.75%, 08/10/2021 (e),(h)	2,280	2,368	Michaels Stores Inc, Term Loan B1
		$3,488	3.75%, 01/27/2023(e)	1,242	1,239
Internet - 0.00%					$7,556
Zayo Group LLC, Term Loan B2			Semiconductors - 0.01%
3.50%, 01/12/2024(e)	79	79	Micron Technology Inc, Term Loan B
			0.00%, 04/26/2022(e),(j)	275	277
Lodging - 0.03%
Hilton Worldwide Finance LLC, Term Loan			Software - 0.05%
B2			Evergreen Skills Lux Sarl, Term Loan
2.99%, 10/25/2023(e)	1,178	1,187	3.81%, 04/08/2021(e)	725	728
			First Data Corp, Term Loan C
Media- 0.10%			3.99%, 07/08/2022(e)	1,148	1,153
Altice Financing SA, Term Loan B					$1,881
5.41%, 06/20/2025(e)	690	689	Telecommunications - 0.20%
Univision Communications Inc, Term Loan			GTT Communications Inc, Term Loan
C5			5.00%, 12/13/2023(e)	1,464	1,478
3.75%, 03/15/2024(e)	1,525	1,515	Level 3 Financing Inc, Term Loan B
WideOpenWest Finance LLC, Term Loan B			3.20%, 02/17/2024(e)	1,875	1,881
4.55%, 08/11/2023(e)	1,344	1,351	Radiate Holdco LLC, Term Loan
		$3,555	3.99%, 12/09/2023(e)	1,430	1,434
Mining - 0.02%			Sprint Communications Inc, Term Loan B
FMG Resources August 2006 Pty Ltd, Term			3.50%, 01/31/2024(e)	1,240	1,241
Loan B			Telenet Financing USD LLC, Term Loan AI
3.75%, 06/30/2019(e)	566	570	0.00%, 06/02/2025(e),(j)	1,730	1,734
					$7,768
Oil & Gas - 0.14%			Trucking & Leasing - 0.05%
California Resources Corp, Term Loan			Avolon TLB Borrower 1 US LLC, Term Loan
11.37%, 12/31/2021 (e)	1,350	1,483	B2
Chesapeake Energy Corp, Term Loan 1.5			0.00%, 01/20/2022(e),(j)	1,795	1,820
8.55%, 08/17/2021(e)	1,950	2,106
Seadrill Operating LP, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$84,303
4.15%, 02/12/2021(e)	2,343	1,576	U.S. GOVERNMENT & GOVERNMENT	Principal
		$5,165	AGENCY OBLIGATIONS - 29.55%	Amount (000's)	Value (000's)
Oil & Gas Services - 0.02%			Federal Home Loan Mortgage Corporation (FHLMC) - 4.43%
Navios Maritime Midstream Partners LP,			2.30%, 06/01/2043(e)	$749	$778
Term Loan B			2.75%, 07/01/2043(e)	5,021	5,137
5.66%, 06/15/2020(e)	934	929	2.76%, 07/01/2034(e)	12	13
			2.79%, 12/01/2035(e)	32	33
Packaging & Containers - 0.05%			3.00%, 01/01/2043	3,369	3,385
Berry Plastics Corp, Term Loan I			3.00%, 02/01/2043	1,451	1,458
3.51%, 10/01/2022(e)	503	506	3.00%, 03/01/2043	645	649
Coveris Holdings SA, Term Loan B			3.00%, 01/01/2047	26,536	26,615
4.65%, 05/08/2019(e)	680	680	3.12%, 01/01/2034(e)	46	46
Flex Acquisition Co Inc, Term Loan			3.40%, 05/01/2037(e)	261	275
4.40%, 12/16/2023(e)	615	618	3.50%, 06/01/2044	1,346	1,390
		$1,804	3.50%, 04/01/2046	28,219	29,089
			3.50%, 11/01/2046	6,056	6,252
			4.00%, 02/01/2044	13,148	13,921

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2044	$3,130	$3,307	2.99%, 08/01/2035(e)	$188	$199
4.00%, 01/01/2045	8,688	9,198	3.00%, 05/01/2028(k)	17,000	17,487
4.00%, 08/01/2045	4,745	5,011	3.00%, 07/01/2028	6,157	6,341
4.00%, 01/01/2046	14,445	15,218	3.00%, 10/01/2029	1,393	1,434
4.50%, 04/01/2031	1,137	1,224	3.00%, 10/01/2030	5,528	5,693
4.50%, 04/01/2041	7,436	8,026	3.00%, 08/01/2034	6,241	6,377
4.50%, 12/01/2043	7,072	7,661	3.00%, 10/01/2034	3,256	3,327
4.50%, 09/01/2044	9,384	10,137	3.00%, 12/01/2040	221	222
4.50%, 03/01/2046	1,590	1,743	3.00%, 11/01/2042	623	626
5.00%, 03/01/2018	53	55	3.00%, 03/01/2043	5,393	5,417
5.00%, 05/01/2018	42	43	3.00%, 04/01/2043	703	706
5.00%, 10/01/2018	29	30	3.00%, 04/01/2043	28,927	29,057
5.00%, 01/01/2019	59	60	3.00%, 05/01/2043(k)	14,500	14,483
5.00%, 06/01/2031	962	1,058	3.00%, 05/01/2043	6,644	6,672
5.00%, 09/01/2039	2,410	2,660	3.00%, 05/01/2043	1,114	1,119
5.00%, 03/01/2041	2,874	3,171	3.00%, 08/01/2043	4,535	4,554
5.50%, 03/01/2018	21	22	3.13%, 12/01/2032(e)	95	99
5.50%, 08/01/2023	578	622	3.19%, 03/01/2035(e)	3,243	3,460
5.50%, 05/01/2033	79	88	3.19%, 04/01/2036(e)	238	251
5.50%, 10/01/2033	67	75	3.23%, 12/01/2036(e)	290	306
5.50%, 12/01/2033	754	852	3.32%, 02/01/2036(e)	18	18
5.50%, 11/01/2036	675	760	3.37%, 04/01/2041(e)	747	787
5.50%, 04/01/2038	270	301	3.50%, 04/01/2030	9,371	9,863
5.50%, 08/01/2038	564	648	3.50%, 10/01/2033	3,920	4,099
5.50%, 03/01/2040	829	934	3.50%, 08/01/2034	2,777	2,897
6.00%, 03/01/2022	12	13	3.50%, 01/01/2041	309	319
6.00%, 07/01/2023	256	290	3.50%, 05/01/2043	479	496
6.00%, 06/01/2028	4	4	3.50%, 05/01/2043(k)	31,000	31,876
6.00%, 01/01/2029	1	2	3.50%, 07/01/2043	2,377	2,458
6.00%, 03/01/2031	15	17	3.50%, 09/01/2044	7,694	7,952
6.00%, 12/01/2031	39	45	3.50%, 11/01/2044	5,079	5,236
6.00%, 12/01/2032	38	44	3.50%, 03/01/2045	10,454	10,807
6.00%, 02/01/2033	138	156	3.50%, 04/01/2045	4,941	5,099
6.00%, 12/01/2033	41	46	3.50%, 08/01/2045	6,766	6,975
6.00%, 10/01/2036(e)	300	345	3.50%, 11/01/2045	15,146	15,688
6.00%, 12/01/2037(e)	119	134	3.50%, 01/01/2046	6,761	7,017
6.00%, 01/01/2038(e)	56	64	3.50%, 04/01/2046	16,687	17,175
6.00%, 01/01/2038	389	451	3.50%, 06/01/2046	9,490	9,767
6.00%, 07/01/2038	1,385	1,604	3.50%, 07/01/2046	14,407	14,827
6.50%, 03/01/2029	7	8	3.50%, 10/01/2046	6,306	6,505
6.50%, 05/01/2029	10	11	3.50%, 12/01/2046	6,469	6,671
6.50%, 04/01/2031	4	5	3.50%, 12/01/2046	9,762	10,070
6.50%, 06/01/2031	1	1	3.54%, 04/01/2033(e)	169	178
6.50%, 09/01/2031	4	4	4.00%, 08/01/2020	801	831
6.50%, 02/01/2032	1	1	4.00%, 01/01/2029	2,724	2,871
6.50%, 02/01/2032	3	3	4.00%, 02/01/2031	428	455
6.50%, 05/01/2032	13	15	4.00%, 03/01/2034	1,046	1,125
6.50%, 04/01/2035	92	108	4.00%, 04/01/2034	5,527	5,931
6.50%, 10/01/2035	72	85	4.00%, 05/01/2044	5,219	5,530
7.00%, 12/01/2029	8	9	4.00%, 06/01/2044	8,467	8,944
7.00%, 06/01/2030	13	14	4.00%, 02/01/2045	328	346
7.00%, 12/01/2030	10	11	4.00%, 03/01/2045	4,953	5,220
7.00%, 09/01/2031	2	2	4.00%, 05/01/2045	21,275	22,542
7.50%, 09/01/2030	2	2	4.00%, 10/01/2045	3,574	3,766
7.50%, 01/01/2031	10	11	4.00%, 10/01/2045	7,006	7,411
7.50%, 03/01/2031	2	3	4.00%, 12/01/2045	9,944	10,488
7.50%, 02/01/2032	4	5	4.00%, 12/01/2045	7,568	8,012
8.00%, 09/01/2030	50	53	4.50%, 04/01/2024	1,482	1,565
		$165,511	4.50%, 06/01/2040	10,775	11,763
Federal National Mortgage Association (FNMA) - 13.44%			4.50%, 03/01/2044	9,450	10,282
2.50%, 04/01/2028	3,409	3,460	4.50%, 06/01/2044	1,357	1,476
2.50%, 06/01/2028	231	234	4.50%, 12/01/2044	11,792	12,701
2.50%, 05/01/2029(k)	12,000	12,069	4.50%, 02/01/2046	4,178	4,572
2.50%, 09/01/2029	1,077	1,088	5.00%, 03/01/2018	15	16
2.50%, 03/01/2030	12,539	12,658	5.00%, 09/01/2033	5,245	5,743
2.63%, 10/01/2034(e)	145	150	5.00%, 02/01/2035	2,689	2,984
2.85%, 01/01/2033(e)	51	53	5.00%, 05/01/2039	1,903	2,102
2.87%, 07/01/2033(e)	796	837	5.00%, 05/01/2040	6,482	7,193
			5.00%, 06/01/2040	144	158
			5.00%, 05/01/2041	3,148	3,454
			5.00%, 06/01/2041	3,406	3,772
			5.00%, 10/01/2041	4,047	4,440
			5.00%, 01/01/2042	3,618	4,002

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.00%, 02/01/2044	$3,104	$3,474	6.00%, 02/15/2032	$36	$41
5.00%, 07/01/2044	3,547	3,926	6.00%, 02/15/2033	33	38
5.50%, 09/01/2017	1	1	6.00%, 12/15/2033	44	51
5.50%, 10/01/2017	2	2	6.50%, 03/20/2028	7	8
5.50%, 06/01/2020	112	115	6.50%, 05/20/2029	7	8
5.50%, 09/01/2020	597	628	6.50%, 10/15/2032	23	26
5.50%, 02/01/2023	41	46	6.50%, 12/15/2032	85	96
5.50%, 06/01/2023	119	132	7.00%, 06/15/2031	14	16
5.50%, 07/01/2023	3	4	7.00%, 07/15/2031	2	2
5.50%, 07/01/2033	165	185	7.00%, 06/15/2032	112	127
5.50%, 09/01/2033	197	220	8.00%, 01/20/2031	5	6
5.50%, 08/01/2036	1,736	1,940			$125,745
5.50%, 02/01/2037	76	84	U.S. Treasury - 8.32%
5.50%, 04/01/2038	3,096	3,478	0.75%, 06/30/2017	15,250	15,250
5.50%, 12/01/2038	1,426	1,609	0.88%, 07/15/2018	3,575	3,562
5.50%, 05/01/2040	604	675	1.25%, 11/30/2018	250	250
6.00%, 02/01/2023	17	19	1.25%, 01/31/2019	300	300
6.00%, 11/01/2035	1,447	1,661	1.25%, 01/31/2020	2,000	1,991
6.00%, 02/01/2038(e)	736	834	1.25%, 10/31/2021	16,900	16,520
6.00%, 05/01/2038	151	171	1.25%, 07/31/2023	19,080	18,206
6.00%, 08/01/2038	231	261	1.38%, 12/31/2018	20,020	20,064
6.00%, 08/01/2038	424	484	1.38%, 03/31/2020	13,650	13,621
6.00%, 03/01/2040	4,160	4,711	1.38%, 04/30/2020	7,450	7,430
6.50%, 05/01/2022	8	9	1.50%, 01/31/2022	2,025	1,997
6.50%, 12/01/2031	5	5	1.50%, 08/15/2026	10,425	9,749
6.50%, 02/01/2032	2	2	1.63%, 10/31/2023	13,800	13,447
6.50%, 02/01/2032	3	3	1.75%, 09/30/2019(l)	24,190	24,424
6.50%, 04/01/2032	7	8	1.75%, 10/31/2020	1,000	1,006
6.50%, 06/01/2032	2	3	1.75%, 04/30/2022	1,830	1,822
6.50%, 08/01/2032	10	11	2.00%, 05/31/2021	4,540	4,595
6.50%, 07/01/2037	544	616	2.00%, 10/31/2021	175	177
6.50%, 07/01/2037	370	421	2.13%, 08/31/2020	6,075	6,187
6.50%, 12/01/2037	409	460	2.13%, 12/31/2021	95	96
6.50%, 02/01/2038	475	561	2.13%, 11/30/2023	8,400	8,437
6.50%, 03/01/2038	212	238	2.13%, 05/15/2025	325	323
6.50%, 09/01/2038	656	737	2.25%, 11/15/2025	200	200
7.00%, 02/01/2032	17	18	2.25%, 08/15/2046	1,750	1,502
7.00%, 03/01/2032	31	35	2.38%, 05/31/2018	350	355
7.50%, 08/01/2032	7	8	2.38%, 08/15/2024	325	330
		$502,649	2.50%, 02/15/2045	450	410
Government National Mortgage Association (GNMA) - 3.36%			2.88%, 08/15/2045	7,490	7,363
2.13%, 07/20/2043(e)	652	668	3.00%, 11/15/2044(l)	23,400	23,611
3.00%, 05/01/2043	10,000	10,134	3.00%, 05/15/2045	2,545	2,566
3.00%, 06/20/2043	4,260	4,334	3.00%, 11/15/2045	29,000	29,213
3.00%, 01/20/2045	2,184	2,215	3.13%, 02/15/2042	25	26
3.00%, 01/20/2046	8,007	8,124	3.38%, 05/15/2044	495	535
3.50%, 03/15/2042	1,635	1,716	3.75%, 11/15/2043(m)	4,035	4,649
3.50%, 04/15/2042	1,736	1,815	3.88%, 08/15/2040	44,545	52,149
3.50%, 04/15/2042	379	395	4.38%, 05/15/2040	12,140	15,263
3.50%, 10/15/2042	1,962	2,049	4.50%, 02/15/2036	175	224
3.50%, 05/01/2043	34,500	35,856	4.75%, 02/15/2037	2,300	3,038
3.50%, 06/15/2043	9,415	9,892	4.75%, 02/15/2041	70	93
4.00%, 02/15/2042	1,291	1,374	6.25%, 05/15/2030	100	143
4.00%, 05/01/2043	17,500	18,505			$311,124
4.50%, 06/20/2025	3,724	3,953	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.50%, 09/15/2039	417	456	OBLIGATIONS		$1,105,029
4.50%, 03/15/2040	4,095	4,391	Total Investments		$3,762,636
4.50%, 08/15/2040	6,819	7,306	Other Assets and Liabilities - (0.61)%		$(22,697)
4.50%, 01/20/2044	4,045	4,319	TOTAL NET ASSETS - 100.00%		$3,739,939
5.00%, 11/15/2033	2,437	2,702
5.00%, 06/15/2034	48	54
5.00%, 10/20/2039	215	238	(a) Non-Income Producing Security
5.00%, 07/20/2040	455	490	(b)	Fair value of these investments is determined in good faith by the Manager
5.00%, 02/15/2042	1,723	1,906	under procedures established and periodically reviewed by the Board of
5.50%, 10/15/2033	875	1,012	Directors. Certain inputs used in the valuation may be unobservable;
5.50%, 05/20/2035	91	102	however, each security is evaluated individually for purposes of ASC 820
5.50%, 02/15/2038	1,026	1,154	which results in not all securities being identified as Level 3 of the fair
6.00%, 07/20/2028	40	45	value hierarchy. At the end of the period, the fair value of these securities
6.00%, 11/20/2028	34	39	totaled $13,079 or 0.35% of net assets.
6.00%, 01/20/2029	39	45	(c)	Security is Illiquid. At the end of the period, the value of these securities
6.00%, 07/20/2029	9	10	totaled $1,728 or 0.05% of net assets.
6.00%, 08/15/2031	20	23	(d)	Perpetual security. Perpetual securities pay an indefinite stream of
6.00%, 01/15/2032	4	4	interest, but they may be called by the issuer at an earlier date.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

(e)	Variable Rate. Rate shown is in effect at April 30, 2017.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $625,123 or 16.71% of net assets.
(g)	Security purchased on a when-issued basis.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(i)	Security is an Interest Only Strip
(j)	This Senior Floating Rate Note will settle after April 30, 2017, at which time the interest rate will be determined.
(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(l)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $6,038 or 0.16% of net assets.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,408 or 0.06% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Mortgage Securities			29.64%
Financial			15.78%
Government			10.35%
Asset Backed Securities			8.80%
Consumer, Non-cyclical			7.57%
Energy			6.37%
Communications			5.95%
Consumer, Cyclical			4.52%
Utilities			3.17%
Industrial			2.90%
Technology			2.85%
Basic Materials			2.52%
Investment Companies			0.19%
Other Assets and Liabilities			(0.61)%
TOTAL NET ASSETS			100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread		(Pay)/			Upfront		Unrealized
	as of April		Receive	Expiration		Premiums		Appreciation/
Reference Entity	30, 2017	(a)	Fixed Rate	Date	Notional Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.27	N/A		(5.00)%	12/20/2021	$18,008	$(680	) $	(795)	$(1,475)
CDX.NA.HY.27	N/A		(5.00)%	12/20/2021	70,894	(2,832)		(2,975)	(5,807)
CDX.NA.HY.27	N/A		(5.00)%	12/20/2021	2,970	(78)		(165)	(243)
CDX.NA.HY.27	N/A		(5.00)%	12/20/2021	20,295	(1,417)		(246)	(1,663)
CDX.NA.HY.27	N/A		(5.00)%	12/20/2021	6,138	(416)		(87)	(503)
Total						$(5,423	) $	(4,268)	$(9,691)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
April 30, 2017 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Brown Brothers Harriman & Co	06/06/2017	JPY	14,985,686	$132	$135	$4	$—
Total						$4	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Brown Brothers Harriman & Co	05/08/2017	EUR	17,735,578	$19,258	$19,325	$—	$(67)
Brown Brothers Harriman & Co	05/08/2017	GBP	4,437,587	5,580	5,748	—	(168)
Brown Brothers Harriman & Co	06/06/2017	EUR	7,315,869	7,725	7,983	—	(258)
Brown Brothers Harriman & Co	06/06/2017	GBP	1,115,406	1,371	1,446	—	(75)
Brown Brothers Harriman & Co	06/06/2017	MXN	15,961,603	791	843	—	(52)
Goldman Sachs & Co	06/06/2017	AUD	418,594	316	313	3	—
Goldman Sachs & Co	06/06/2017	CAD	625,624	468	459	9	—
Goldman Sachs & Co	06/06/2017	CHF	63,020	63	64	—	(1)
Goldman Sachs & Co	06/06/2017	DKK	895,266	127	131	—	(4)
Goldman Sachs & Co	06/06/2017	JPY	612,139,811	5,370	5,500	—	(130)
Goldman Sachs & Co	06/06/2017	PLN	391,633	96	101	—	(5)
Goldman Sachs & Co	06/07/2017	SEK	869,783	96	99	—	(3)
Total						$12	$(763)

Amounts in thousands except contracts

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
US 10 Year Note; June 2017		Short	36	$4,500		$4,526	$(26)
US 2 Year Note; June 2017		Short	600	129,972		129,966	6
US 5 Year Note; June 2017		Short	270	31,632		31,970	(338)
US Long Bond; June 2017		Long	201	30,522		30,747	225
US Ultra Bond; June 2017		Long	114	18,469		18,575	106
Total							$(27)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2017 (unaudited)

COMMON STOCKS - 95.25%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 0.48%				Commercial Services (continued)
Thales SA	423,539	$44,517		TAL Education Group ADR(a)	442,735	$52,734
						$303,696
Agriculture - 1.28%				Computers - 1.49%
British American Tobacco PLC	1,372,831	92,753		Atos SE	340,023	44,538
KT&G Corp	289,621	25,828		Cap Gemini SA	274,241	27,457
		$118,581		Fujitsu Ltd	10,663,000	66,562
Airlines - 0.50%						$138,557
Ryanair Holdings PLC ADR(a)	502,521	46,197		Cosmetics & Personal Care - 1.00%
				Unilever NV	1,199,072	62,814
Apparel - 2.36%				Unilever PLC	590,356	30,373
Adidas AG	344,415	69,051				$93,187
LVMH Moet Hennessy Louis Vuitton SE	503,582	124,319		Distribution & Wholesale - 1.98%
Moncler SpA	1,069,256	26,373		Mitsubishi Corp	3,845,100	82,978
		$219,743		Sumitomo Corp	3,871,000	51,729
Automobile Manufacturers - 3.44%				Wolseley PLC	780,606	49,613
Honda Motor Co Ltd	1,951,100	56,788				$184,320
Maruti Suzuki India Ltd	638,995	64,765		Diversified Financial Services - 2.15%
Subaru Corp	2,003,600	75,961		Amundi SA (c)	261,917	17,236
Suzuki Motor Corp	889,300	37,175		Hana Financial Group Inc	1,084,258	37,239
Volvo AB - B Shares	5,204,490	84,994		Indiabulls Housing Finance Ltd	1,377,169	21,750
		$319,683		ORIX Corp	4,546,190	69,478
Banks - 12.28%				Shinhan Financial Group Co Ltd	922,534	38,517
Australia & New Zealand Banking Group Ltd	2,087,341	51,096		Zenkoku Hosho Co Ltd	430,000	15,555
Banco do Brasil SA	7,189,300	74,248				$199,775
Bancolombia SA ADR	419,196	16,554		Electric - 1.69%
Bangkok Bank PCL	4,705,100	25,418		Enel SpA	9,285,304	44,144
Bank Hapoalim BM	3,754,894	23,417		Iberdrola SA	6,150,111	44,212
Bank Negara Indonesia Persero Tbk PT	39,412,100	18,819		Korea Electric Power Corp	1,135,517	45,262
Bank of Montreal	961,600	68,091		Power Grid Corp of India Ltd	7,333,784	23,695
Bank of Nova Scotia/The	1,327,900	73,815				$157,313
CaixaBank SA	9,982,133	45,323		Electrical Components & Equipment - 0.61%
Credicorp Ltd	202,547	31,123		Brother Industries Ltd	1,330,200	27,370
Danske Bank A/S	2,424,150	88,139		Prysmian SpA	1,008,095	29,092
Erste Group Bank AG	1,018,048	36,450				$56,462
HDFC Bank Ltd ADR	357,907	28,493		Electronics - 0.94%
HDFC Bank Ltd (b)	712,665	17,389
				Hitachi High-Technologies Corp	783,300	31,269
ING Groep NV	6,341,042	103,356		Hoya Corp	1,167,004	55,774
Macquarie Group Ltd	622,857	43,268				$87,043
Mediobanca SpA	2,894,047	27,831		Energy - Alternate Sources - 0.84%
Mitsubishi UFJ Financial Group Inc	17,473,176	110,720		Vestas Wind Systems A/S	910,495	78,345
Royal Bank of Canada	986,659	67,560
Sberbank of Russia PJSC ADR	4,967,571	59,223
Siam Commercial Bank PCL/The (b)	2,948,900	13,276		Engineering & Construction - 2.50%
				ACS Actividades de Construccion y Servicios	1,349,431	49,997
Swedbank AB	1,536,575	36,417		SA
Toronto-Dominion Bank/The	682,234	32,101		Aena SA (c)	226,584	39,950
Yes Bank Ltd	1,951,601	49,470		Downer EDI Ltd	4,942,867	21,721
		$1,141,597		Promotora y Operadora de Infraestructura	1,552,417	16,506
Beverages - 0.97%				SAB de CV
Diageo PLC	1,796,094	52,279		Skanska AB	1,348,492	32,231
Treasury Wine Estates Ltd	4,266,871	38,310		Vinci SA	848,419	72,318
		$90,589				$232,723
Biotechnology - 1.16%				Food - 2.98%
CSL Ltd	527,167	52,274		JBS SA	8,745,400	28,242
Genmab A/S (a)	280,505	55,813
				Nestle SA	1,630,582	125,588
		$108,087		Nichirei Corp	1,307,200	32,540
Building Materials - 1.76%				Tate & Lyle PLC	5,315,810	52,131
Asahi Glass Co Ltd	4,481,000	38,826		X5 Retail Group NV (a)	1,105,917	38,983
CRH PLC	2,270,483	82,700				$277,484
Kingspan Group PLC	1,232,605	42,515		Food Service - 0.56%
		$164,041		Compass Group PLC	2,579,923	52,091
Chemicals - 1.45%
Covestro AG (c)	494,640	38,548
				Forest Products & Paper - 0.94%
Lonza Group AG (a)	342,620	70,104		Mondi PLC	1,722,743	44,570
Mitsubishi Gas Chemical Co Inc	1,210,300	25,880		UPM-Kymmene OYJ	1,629,576	42,934
		$134,532				$87,504
Commercial Services - 3.27%				Healthcare - Services - 1.04%
Adecco Group AG (a)	464,078	34,482		Fresenius SE & Co KGaA	928,745	75,350
Ashtead Group PLC	3,154,629	66,550		ICON PLC (a)	252,374	21,323
Intertek Group PLC	904,272	47,593				$96,673
Kroton Educacional SA	7,068,300	33,448		Holding Companies - Diversified - 0.72%
New Oriental Education & Technology Group	737,029	47,568		Itausa - Investimentos Itau SA (a)	213,965	664
Inc ADR(a)
Qualicorp SA	3,007,800	21,321

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Holding Companies - Diversified (continued)				Pharmaceuticals (continued)
Wharf Holdings Ltd/The	7,808,000	$66,571		Shire PLC	1,134,864	$66,910
		$67,235				$356,751
Home Builders - 1.54%				Pipelines - 1.00%
Persimmon PLC	1,368,539	41,293		TransCanada Corp	2,003,227	93,011
Sekisui House Ltd	1,853,068	30,783
Taylor Wimpey PLC	27,310,141	70,741		Private Equity - 0.98%
		$142,817		3i Group PLC	7,318,762	75,215
Insurance - 3.45%				Intermediate Capital Group PLC	1,590,573	16,100
Hannover Rueck SE	601,649	72,176				$91,315
Industrial Alliance Insurance & Financial	449,200	18,951		Real Estate - 2.41%
Services Inc				Brookfield Asset Management Inc	2,717,902	100,469
Legal & General Group PLC	10,867,877	34,637		Cheung Kong Property Holdings Ltd	3,794,840	27,168
Manulife Financial Corp	1,925,700	33,773		Deutsche Wohnen AG	398,758	13,635
NN Group NV	1,826,466	60,556		Sun Hung Kai Properties Ltd	2,500,000	37,463
SCOR SE	1,034,980	40,941		Vonovia SE	1,241,041	44,931
Swiss Life Holding AG (a)	184,437	60,023				$223,666
		$321,057		REITS - 1.19%
Internet - 3.46%				Dexus Property Group	4,182,866	31,940
Alibaba Group Holding Ltd ADR(a)	834,821	96,422		Land Securities Group PLC	2,559,065	36,650
ASOS PLC (a)	231,632	17,458		Mirvac Group	24,960,251	42,395
Auto Trader Group PLC (c)	5,416,842	28,134				$110,985
Tencent Holdings Ltd	5,131,732	160,794		Retail - 4.33%
Wix.com Ltd (a)	232,271	19,151		Alimentation Couche-Tard Inc	1,724,246	79,300
		$321,959		Cie Financiere Richemont SA	943,909	78,872
Investment Companies - 0.46%				Dollarama Inc	986,516	86,362
Investor AB	942,087	43,045		Kering	107,524	33,328
				Lojas Renner SA	4,878,500	45,341
Iron & Steel - 0.39%				Pandora A/S	450,644	48,683
POSCO	152,840	36,083		Wal-Mart de Mexico SAB de CV	13,496,878	30,399
						$402,285
Leisure Products & Services - 0.23%				Semiconductors - 6.06%
Hero MotoCorp Ltd	418,751	21,607		Infineon Technologies AG	4,063,148	83,984
				Rohm Co Ltd	695,900	48,872
Machinery - Construction & Mining - 1.59%				Samsung Electronics Co Ltd	86,019	168,634
ABB Ltd	3,141,792	76,987		SK Hynix Inc	871,883	41,304
Hitachi Construction Machinery Co Ltd	928,600	23,939		Taiwan Semiconductor Manufacturing Co Ltd	21,753,544	140,134
Hitachi Ltd	8,551,000	47,239		Tokyo Electron Ltd	430,200	52,223
		$148,165		Ulvac Inc	613,700	28,812
Machinery - Diversified - 0.74%						$563,963
KION Group AG	343,482	23,270		Software - 1.97%
Sumitomo Heavy Industries Ltd	6,513,000	45,435		NetEase Inc ADR	174,208	46,233
		$68,705		Open Text Corp	906,200	31,421
Mining - 1.28%				SAP SE	642,842	64,391
Anglo American PLC (a)	3,051,818	43,694		Ubisoft Entertainment SA (a)	868,230	41,130
Rio Tinto Ltd	991,862	44,903				$183,175
Vedanta Ltd	7,951,952	30,069		Telecommunications - 4.94%
		$118,666		BT Group PLC	6,163,000	24,313
Miscellaneous Manufacturers - 2.16%				China Telecom Corp Ltd	78,013,444	38,054
Siemens AG	650,022	93,241		Deutsche Telekom AG	3,827,353	67,135
Smiths Group PLC	2,632,541	55,964		Nippon Telegraph & Telephone Corp	1,710,263	73,294
Sunny Optical Technology Group Co Ltd	6,289,000	51,675		NTT DOCOMO Inc	2,575,900	62,329
		$200,880		Orange SA	2,524,333	39,070
Oil & Gas - 3.92%				SK Telecom Co Ltd	164,311	34,684
Canadian Natural Resources Ltd	1,627,800	51,849		SoftBank Group Corp	1,133,700	85,994
China Petroleum & Chemical Corp	46,974,000	38,145		Telekomunikasi Indonesia Persero Tbk PT	105,268,400	34,727
Encana Corp	2,115,800	22,645				$459,600
Galp Energia SGPS SA	1,747,406	27,157		Transportation - 0.86%
LUKOIL PJSC ADR	803,951	39,906		Canadian National Railway Co	1,108,248	80,108
PTT PCL (b)	2,681,000	30,097
Suncor Energy Inc	2,212,400	69,336		TOTAL COMMON STOCKS		$8,857,962
TOTAL SA	1,668,183	85,633		INVESTMENT COMPANIES - 2.90%	Shares Held	Value(000	's)
		$364,768		Money Market Funds - 2.90%
Oil & Gas Services - 0.06%				Goldman Sachs Financial Square Funds -	269,641,427	269,641
Subsea 7 SA	326,195	5,376		Government Fund

Pharmaceuticals - 3.84%				TOTAL INVESTMENT COMPANIES		$269,641
BTG PLC (a)	1,804,399	15,895		PREFERRED STOCKS - 0.90%	Shares Held	Value(000	's)
Daiichi Sankyo Co Ltd	1,080,800	24,019		Holding Companies - Diversified - 0.50%
Novo Nordisk A/S	1,477,135	57,515		Itausa - Investimentos Itau SA 0.06%(d)	14,876,500	$46,119
Orion Oyj	398,152	22,818
Recordati SpA	1,032,989	38,283
Roche Holding AG	501,828	131,311

See accompanying notes

		Schedule of Investments
		Diversified International Fund
		April 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Iron & Steel - 0.40%
Vale SA 0.91%(d)	4,544,000	$37,480

TOTAL PREFERRED STOCKS		$83,599
Total Investments		$9,211,202
Other Assets and Liabilities - 0.95%		$87,983
TOTAL NET ASSETS - 100.00%		$9,299,185

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $60,762 or 0.65% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $123,868 or 1.33% of net assets.
(d)	Variable Rate. Rate shown is in effect at April 30, 2017.

Portfolio Summary (unaudited)

Country	Percent
Japan	14.03%
United Kingdom	10.39%
Canada	9.77%
Germany	6.95%
Switzerland	6.74%
France	6.14%
China	5.73%
Korea, Republic Of	4.59%
United States	3.62%
Denmark	3.53%
Brazil	3.09%
Australia	3.02%
India	2.77%
Sweden	2.10%
Ireland	2.07%
Spain	1.94%
Italy	1.77%
Netherlands	1.76%
Taiwan, Province Of China	1.51%
Russian Federation	1.49%
Hong Kong	1.40%
Thailand	0.73%
Finland	0.71%
Indonesia	0.57%
Mexico	0.51%
South Africa	0.48%
Israel	0.45%
Austria	0.39%
Peru	0.33%
Portugal	0.29%
Colombia	0.18%
Other Assets and Liabilities	0.95%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Equity Income Fund
April 30, 2017 (unaudited)

COMMON STOCKS - 96.51%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 0.97%				Insurance (continued)
Boeing Co/The	317,034	$58,597		Fairfax Financial Holdings Ltd	111,856	$51,058
				Swiss Re AG ADR	1,562,865	33,867
Airlines - 1.02%						$323,201
Delta Air Lines Inc	1,350,638	61,373		Machinery - Diversified - 1.67%
				Deere & Co	899,832	100,430
Apparel - 1.33%
VF Corp	1,466,445	80,112		Media - 0.37%
				Walt Disney Co/The	194,133	22,442
Automobile Manufacturers - 1.60%
PACCAR Inc	1,447,648	96,601		Miscellaneous Manufacturers - 2.10%
				3M Co	195,898	38,363
Automobile Parts & Equipment - 1.97%				Parker-Hannifin Corp	546,271	87,840
Autoliv Inc	832,036	83,362				$126,203
Magna International Inc	842,241	35,180		Oil & Gas - 9.18%
		$118,542		Chevron Corp	661,217	70,552
Banks - 9.91%				Cimarex Energy Co	600,133	70,024
Bank of Nova Scotia/The	1,432,833	79,708		Exxon Mobil Corp	975,855	79,679
Grupo Financiero Santander Mexico SAB de	2,230,609	20,321		HollyFrontier Corp	137,684	3,874
CV ADR				Marathon Petroleum Corp	2,511,777	127,950
JPMorgan Chase & Co	1,688,335	146,885		Occidental Petroleum Corp	1,526,055	93,913
PNC Financial Services Group Inc/The	1,136,812	136,133		Royal Dutch Shell PLC - B shares ADR	1,969,075	106,566
US Bancorp	2,316,317	118,781				$552,558
Wells Fargo & Co	1,760,588	94,790		Pharmaceuticals - 6.86%
		$596,618		Johnson & Johnson	605,855	74,805
Beverages - 1.30%				Merck & Co Inc	1,357,593	84,619
Coca-Cola Co/The	1,197,366	51,666		Novartis AG ADR	912,413	70,283
Dr Pepper Snapple Group Inc	291,064	26,676		Pfizer Inc	2,068,719	70,171
		$78,342		Roche Holding AG ADR	3,467,787	113,389
Building Materials - 0.34%						$413,267
Johnson Controls International plc	485,871	20,198		Pipelines - 2.13%
				Enterprise Products Partners LP	4,702,319	128,467
Chemicals - 2.08%
Air Products & Chemicals Inc	352,811	49,570		Private Equity - 1.90%
EI du Pont de Nemours & Co	473,680	37,776		KKR & Co LP	6,041,455	114,667
PPG Industries Inc	343,092	37,685
		$125,031		REITS - 5.17%
Computers - 3.61%				AGNC Investment Corp	920,250	19,390
Accenture PLC - Class A	199,099	24,151		Annaly Capital Management Inc	4,653,602	54,959
Apple Inc	1,218,723	175,070		Digital Realty Trust Inc	902,674	103,663
International Business Machines Corp	113,117	18,131		Host Hotels & Resorts Inc	3,249,213	58,323
		$217,352		Simon Property Group Inc	452,340	74,754
Diversified Financial Services - 6.84%						$311,089
BlackRock Inc	333,792	128,366		Retail - 2.01%
Discover Financial Services	2,103,589	131,664		Costco Wholesale Corp	276,854	49,147
FNF Group	3,704,791	151,711		Starbucks Corp	1,201,175	72,143
		$411,741				$121,290
Electric - 5.41%				Semiconductors - 5.08%
Eversource Energy	1,438,097	85,423		Applied Materials Inc	1,070,462	43,472
NextEra Energy Inc	527,932	70,511		Maxim Integrated Products Inc	1,382,544	61,039
WEC Energy Group Inc	1,332,017	80,614		Microchip Technology Inc	1,617,443	122,246
Xcel Energy Inc	1,976,504	89,041		Taiwan Semiconductor Manufacturing Co Ltd	2,385,233	78,880
		$325,589		ADR
Electrical Components & Equipment - 0.79%						$305,637
Emerson Electric Co	788,287	47,518		Software - 1.67%
				Fidelity National Information Services Inc	442,953	37,292
Electronics - 1.04%				Microsoft Corp	919,700	62,963
Honeywell International Inc	479,213	62,844				$100,255
				Telecommunications - 2.60%
Food - 3.32%				BCE Inc	1,783,114	81,257
Kraft Heinz Co/The	922,690	83,402		Verizon Communications Inc	1,645,417	75,541
Kroger Co/The	3,936,263	116,710				$156,798
		$200,112		Toys, Games & Hobbies - 1.99%
Gas - 1.17%				Hasbro Inc	1,211,539	120,076
Sempra Energy	622,174	70,318
				Transportation - 2.11%
Healthcare - Products - 3.60%				Union Pacific Corp	802,215	89,816
Abbott Laboratories	1,501,775	65,538		United Parcel Service Inc	346,840	37,271
Becton Dickinson and Co	322,251	60,251				$127,087
Medtronic PLC	1,093,672	90,873		TOTAL COMMON STOCKS		$5,811,017
		$216,662
Insurance - 5.37%
Allstate Corp/The	1,141,161	92,765
Chubb Ltd	1,060,187	145,511

See accompanying notes

		Schedule of Investments
		Equity Income Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 1.32%	Shares Held	Value(000	's)
Money Market Funds - 1.32%
Morgan Stanley Institutional Liquidity Funds -	79,341,516	$79,342
Government Portfolio

TOTAL INVESTMENT COMPANIES		$79,342
Total Investments		$5,890,359
Other Assets and Liabilities - 2.17%		$130,929
TOTAL NET ASSETS - 100.00%		$6,021,288

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.19%
Consumer, Non-cyclical		15.08%
Energy		11.31%
Technology		10.36%
Consumer, Cyclical		9.92%
Industrial		9.02%
Utilities		6.58%
Communications		2.97%
Basic Materials		2.08%
Investment Companies		1.32%
Other Assets and Liabilities		2.17%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS- 84.98%	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Agriculture - 1.55%				Sovereign - 37.47%
MHP SA				1MDB Global Investments Ltd
7.75%, 05/10/2024(a),(b)		$400	$404	4.40%, 03/09/2023		$500	$469
				Brazil Notas do Tesouro Nacional Serie F
Banks- 8.52%				10.00%, 01/01/2025	BRL	1,950	606
Banque Centrale de Tunisie International				Ecuador Government International Bond
Bond				7.95%, 06/20/2024		$450	430
5.63%, 02/17/2024	EUR	400	445	Hazine Mustesarligi Varlik Kiralama AS
Credit Bank of Moscow Via CBOM Finance				5.00%, 04/06/2023(b)		300	306
PLC				Indonesia Treasury Bond
7.50%, 10/05/2027(b),(c)		$500	505	7.88%, 04/15/2019	IDR	5,500,000	423
Oschadbank Via SSB #1 PLC				8.75%, 05/15/2031		4,800,000	398
9.38%, 03/10/2023(c)		250	254	Iraq International Bond
Sberbank of Russia Via SB Capital SA				5.80%, 01/15/2028(f)		$750	670
5.50%, 02/26/2024(c)		600	616	Ivory Coast Government International Bond
TC Ziraat Bankasi AS				5.75%, 12/31/2032(c)		662	634
5.13%, 05/03/2022(a),(b)		400	400	Lebanon p International Bond
			$2,220	5.45%, 11/28/2019		900	916
Building Materials - 2.11%				6.00%, 05/20/2019		250	257
St Marys Cement Inc Canada				Mexican Bonos
5.75%, 01/28/2027(b)		550	549	7.75%, 11/23/2034	MXN	13,000	706
				Peruvian Government International Bond
				6.35%, 08/12/2028(b)	PEN	650	207
Chemicals - 0.76%
Mexichem SAB de CV				6.35%, 08/12/2028		2,200	702
5.88%, 09/17/2044(b)		200	198	Russian Federal Bond - OFZ
				7.50%, 08/18/2021(c)	RUB	25,000	437
				8.13%, 02/03/2027(c)		31,050	571
Diversified Financial Services - 3.79%
Dragon Aviation Finance Luxembourg SA				Turkey Government Bond
4.00%, 11/28/2022(d)		257	254	11.00%, 03/02/2022 (c)	TRY	3,200	918
Oilflow SPV 1 DAC				Turkey Government International Bond
12.00%, 01/13/2022 (b)		500	523	4.88%, 10/09/2026		$400	396
12.00%, 01/13/2022		200	210	Ukraine Government International Bond
			$987	7.75%, 09/01/2022		300	293
Electric - 2.70%				Zambia Government International Bond
Eskom Holdings SOC Ltd				8.50%, 04/14/2024		400	420
5.75%, 01/26/2021		500	502				$9,759
Orazul Energy Egenor S en C por A				Supranational Bank - 3.59%
5.63%, 04/28/2027(b)		200	200	Africa Finance Corp
				3.88%, 04/13/2024(b)		300	298
			$702
Mining - 0.78%				Banque Ouest Africaine de Developpement
First Quantum Minerals Ltd				5.50%, 05/06/2021		600	637
7.25%, 04/01/2023(b)		200	204				$935
				Telecommunications - 3.12%
Oil & Gas - 10.45%				HTA Group Ltd/Mauritius
				9.13%, 03/08/2022(b)		300	303
KazMunayGas National Co JSC
4.75%, 04/19/2027(b)		400	397	MTN Mauritius Investment Ltd
				5.37%, 02/13/2022(b)		500	509
Odebrecht Offshore Drilling Finance Ltd
6.75%, 10/01/2023		579	226				$812
Pertamina Persero PT				Transportation - 1.52%
6.45%, 05/30/2044		700	790	Kazakhstan Temir Zholy Finance BV
Petrobras Global Finance BV				6.95%, 07/10/2042		375	395
8.38%, 05/23/2021		550	623
Petroleos Mexicanos				TOTAL BONDS			$22,130
6.50%, 03/13/2027		250	270		Principal
6.63%, 06/15/2035		400	416	CONVERTIBLE BONDS - 3.66%	Amount (000's) Value (000's)
			$2,722	Investment Companies - 3.66%
Pipelines - 4.19%				Aabar Investments PJSC
AK Transneft OJSC Via TransCapitalInvest				0.50%, 03/27/2020	EUR	600	583
Ltd				1.00%, 03/27/2022		400	370
8.70%, 08/07/2018		600	648				$953
Southern Gas Corridor CJSC				TOTAL CONVERTIBLE BONDS			$953
6.88%, 03/24/2026		400	442	Total Investments			$23,083
			$1,090	Other Assets and Liabilities - 11.36%			$2,958
Real Estate - 3.64%				TOTAL NET ASSETS - 100.00%			$26,041
MAF Global Securities Ltd
7.13%, 12/31/2049(c),(e)		900	947
				(a)	Security purchased on a when-issued basis.
REITS- 0.79%				(b)	Security exempt from registration under Rule 144A of the Securities Act of
Trust F/1401				1933. These securities may be resold in transactions exempt from
6.95%, 01/30/2044		200	206	registration, normally to qualified institutional buyers. At the end of the
				period, the value of these securities totaled $5,003 or 19.21% of net assets.
				(c)	Variable Rate. Rate shown is in effect at April 30, 2017.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2017 (unaudited)

(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $254 or 0.98% of net assets.
(e)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(f)	Security is Illiquid. At the end of the period, the value of these securities totaled $670 or 2.57% of net assets.

Portfolio Summary (unaudited)
Country				Percent
Turkey				7.75%
Ireland				7.24%
Mexico				6.90%
Indonesia				6.18%
Luxembourg				4.89%
Cayman Islands				4.51%
Lebanon				4.51%
Peru				4.27%
Netherlands				3.91%
Russian Federation				3.87%
United Arab Emirates				3.66%
Supranational				3.59%
Mauritius				3.12%
Canada				2.89%
Iraq				2.57%
Cote d'Ivoire				2.44%
Brazil				2.33%
South Africa				1.93%
Virgin Islands, British				1.80%
Tunisia				1.71%
Azerbaijan				1.69%
Ecuador				1.65%
Zambia				1.61%
Kazakhstan				1.52%
Ukraine				1.12%
United Kingdom				0.98%
Other Assets and Liabilities				11.36%
TOTAL NET ASSETS				100.00%

Credit Default Swaps

Buy Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of April		Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity	30, 2017	(a)	Fixed Rate	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
HSBC Securities Inc	Korea International	0.57%		(1.00)%	06/20/2022	$1,750	$(45)	$8	$—	$(37)
	Bond
Total							$(45)	$8	$—	$(37)

Sell Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of April		Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value (c)
Counterparty (Issuer)	Reference Entity	30, 2017	(a)	Fixed Rate	Date	Amount (b)	Paid/(Received)	(Depreciation)	Asset	Liability
Citigroup Inc	Russian Foreign	2.22%		1.00%	12/20/2026	$450	$(52)	$8	$—	$(44)
	Bond - Eurobond
Total							$(52)	$8	$—	$(44)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $450.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2017 (unaudited)

Credit Default Swaps (continued)

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For		Fair Value	Asset	Liability
Citigroup Inc	06/07/2017	ARS	5,000,000		$312	$319	$7		$—
HSBC Securities Inc	05/16/2017	EGP	5,500,000		315	305	—		(10)
HSBC Securities Inc	05/24/2017	ILS	2,900,000		791	802	11		—
HSBC Securities Inc	05/24/2017	PLN	3,100,000		793	799	6		—
HSBC Securities Inc	05/24/2017	RON	3,300,000		780	793	13		—
HSBC Securities Inc	06/07/2017	ARS	4,000,000		254	255	1		—
HSBC Securities Inc	11/22/2017	CNY	5,000,000		702	713	11		—
Total							$49		$(10)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For		Fair Value	Asset	Liability
Bank of New York Mellon	05/26/2017	EUR	1,278,804		$1,384	$1,394	$1		$(11)
HSBC Securities Inc	05/16/2017	EGP	5,500,000		318	305	13		—
HSBC Securities Inc	05/24/2017	BRL	1,000,000		312	313	—		(1)
HSBC Securities Inc	05/24/2017	MXN	7,000,000		366	371	—		(5)
HSBC Securities Inc	05/24/2017	PLN	3,100,000		798	799	—		(1)
HSBC Securities Inc	05/24/2017	RON	3,300,000		791	793	—		(2)
HSBC Securities Inc	11/22/2017	CNY	5,000,000		704	712	—		(8)
Total							$14		$(28)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
Euro Bund 10 Year Bund; June 2017		Short	4		$701	$705			$(4)
US Long Bond; June 2017		Short	8		1,205	1,224			(19)
Total							$		(23)

Amounts in thousands except contracts

Total Return Swaps

				Pay/Receive	Financing	Expiration	Notional	Fair Value
Counterparty (Issuer) Reference Entity			Contracts	Positive Return	Rate	Date	Amount	Asset Liability
Citigroup Inc	National Bank of Kazakhstan Notes		66,285,328	Receive	3 month LIBOR	10/09/2017	$199	$1	$—
					plus 1.50%
Citigroup Inc	National Bank of Kazakhstan Notes		145,509,871	Receive	3 month LIBOR	07/03/2017	448	5	—
					plus 1.50%
HSBC Securities Inc Egypt Treasury Bills			4,650,000	Receive	3 month LIBOR	07/26/2017	247	—	(1)
					plus 1.15%
HSBC Securities Inc Egypt Treasury Bills			9,400,000	Receive	3 month LIBOR	06/27/2017	497	8	—
					plus 1.50%
Total								$14	$(1)

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

COMMON STOCKS - 31.51%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.03%				Building Materials (continued)
Interpublic Group of Cos Inc/The	151,663	$3,575		Masco Corp	115,494	$4,276
				Universal Forest Products Inc	25,137	2,395
Aerospace & Defense - 0.06%						$27,658
BAE Systems PLC	630,014	5,117		Chemicals - 0.60%
L3 Technologies Inc	11,124	1,911		Cabot Corp	134,840	8,116
		$7,028		Denka Co Ltd	957,000	4,931
Agriculture - 0.23%				DIC Corp	130,800	4,656
British American Tobacco PLC	307,739	20,792		Dow Chemical Co/The	174,205	10,940
Bunge Ltd	68,816	5,438		Huntsman Corp	416,377	10,313
		$26,230		Kingboard Laminates Holdings Ltd	3,332,500	4,016
Automobile Manufacturers - 0.09%				Olin Corp	146,833	4,718
New Flyer Industries Inc	114,400	4,261		Sanyo Chemical Industries Ltd	153,400	6,879
Suzuki Motor Corp	156,800	6,555		Tosoh Corp	742,000	6,974
		$10,816		Zeon Corp	717,000	8,164
Automobile Parts & Equipment - 0.48%						$69,707
Allison Transmission Holdings Inc	231,451	8,953		Coal - 0.03%
Georg Fischer AG	8,240	7,770		Foresight Energy LLC / Foresight Energy	66,260	3,302
Goodyear Tire & Rubber Co/The	256,614	9,297		Finance Corp - Warrants (a),(c),(d),(e)
Lear Corp	39,068	5,573
Mando Corp	8,690	1,757		Commercial Services - 1.24%
Tong Yang Industry Co Ltd	1,493,000	2,534		Abertis Infraestructuras SA	1,317,019	23,153
Visteon Corp (a)	168,746	17,372		Ashtead Group PLC	347,971	7,341
Xinyi Glass Holdings Ltd	3,044,000	2,697		Atlantia SpA	1,055,282	26,761
		$55,953		CCR SA	1,618,000	8,992
				Cengage Learning Holdings II Inc (c),(d)	34,465	327
Banks - 2.36%
Aareal Bank AG	222,933	8,967		COSCO SHIPPING Ports Ltd	7,994,000	8,752
Australia & New Zealand Banking Group Ltd	331,260	8,109		Credit Corp Group Ltd	142,563	1,941
Bank of America Corp	510,766	11,921		Jiangsu Expressway Co Ltd	8,224,000	12,135
Bank of Montreal	148,500	10,515		KAR Auction Services Inc	114,461	4,993
BB&T Corp	120,002	5,182		Kroton Educacional SA	726,500	3,438
BOC Hong Kong Holdings Ltd	1,256,000	5,162		Transurban Group	5,039,481	46,040
CaixaBank SA	772,313	3,507				$143,873
Central Pacific Financial Corp	218,437	6,833		Computers - 0.39%
China Merchants Bank Co Ltd	2,121,500	5,497		Atos SE	52,403	6,864
Citigroup Inc	129,238	7,641		Leidos Holdings Inc	241,262	12,705
Commonwealth Bank of Australia	63,578	4,152		Lite-On Technology Corp	4,812,000	8,394
Danske Bank A/S	56,916	2,069		Western Digital Corp	124,684	11,105
Fifth Third Bancorp	309,254	7,555		Wistron Corp	6,423,000	6,064
First Busey Corp	225,655	6,758				$45,132
Great Western Bancorp Inc	87,826	3,618		Cosmetics & Personal Care - 0.10%
Heartland Financial USA Inc	77,550	3,722		Unilever PLC	216,953	11,162
IBERIABANK Corp	96,597	7,665
ICICI Bank Ltd ADR	458,378	3,928		Distribution & Wholesale - 0.20%
ING Groep NV	379,282	6,182		Mitsubishi Corp	243,000	5,244
JPMorgan Chase & Co (b)	433,488	37,713		Mitsui & Co Ltd	637,700	9,005
Lloyds Banking Group PLC	9,806,167	8,811		Sumitomo Corp	707,900	9,460
Macquarie Group Ltd	77,907	5,412				$23,709
Morgan Stanley	177,073	7,680		Diversified Financial Services - 0.08%
National Australia Bank Ltd	538,384	13,665		Hana Financial Group Inc	120,121	4,126
Natixis SA	982,923	6,840		Moelis & Co	93,027	3,414
PacWest Bancorp	83,170	4,108		Tokyo Century Corp	66,000	2,275
Resona Holdings Inc	559,200	3,109				$9,815
Standard Bank Group Ltd	321,539	3,571		Electric - 3.65%
State Street Corp	141,342	11,859		Alliant Energy Corp	172,381	6,778
Swedbank AB	274,906	6,515		American Electric Power Co Inc	465,868	31,600
Towne Bank/Portsmouth VA	115,999	3,764		Avista Corp	115,949	4,677
Union Bankshares Corp	201,974	6,916		CMS Energy Corp (b)	223,600	10,151
Wells Fargo & Co (b)	557,930	30,039		Dominion Resources Inc/VA (b)	513,634	39,771
Westpac Banking Corp	157,480	4,128		DTE Energy Co (b)	285,383	29,848
		$273,113		Edison International (b)	242,800	19,417
Beverages - 0.15%				El Paso Electric Co	78,215	4,036
Coca-Cola Co/The	249,831	10,780		Enel SpA	1,685,079	8,011
PepsiCo Inc	56,082	6,353		Entergy Corp	129,010	9,838
		$17,133		Eversource Energy (b)	616,909	36,645
Biotechnology - 0.51%				Exelon Corp	364,911	12,637
Amgen Inc (b)	100,512	16,416		Iberdrola SA	1,489,225	10,706
Celgene Corp (a)	159,743	19,816		Infraestructura Energetica Nova SAB de CV	170,000	793
Gilead Sciences Inc	338,676	23,216		NextEra Energy Inc (b)	445,567	59,510
		$59,448		Origin Energy Ltd (a)	650,228	3,499
Building Materials - 0.24%				PG&E Corp	689,546	46,234
				Pinnacle West Capital Corp (b)	30,100	2,561
Asahi Glass Co Ltd	1,084,000	9,392
Buzzi Unicem SpA	307,664	7,906		Portland General Electric Co	301,502	13,670
CSR Ltd	1,005,919	3,689		Power Assets Holdings Ltd	944,000	8,490

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electric (continued)				Insurance (continued)
SCANA Corp (b)	355,000	$23,540		Everest Re Group Ltd	41,514	$10,449
SSE PLC	371,992	6,701		Hannover Rueck SE	18,837	2,260
WEC Energy Group Inc (b)	145,000	8,775		Mapfre SA	1,150,783	4,014
Xcel Energy Inc	545,790	24,588		Muenchener Rueckversicherungs-Gesellschaft	55,085	10,561
		$422,476		AG in Muenchen
Electrical Components & Equipment - 0.07%				NN Group NV	249,197	8,262
Fujikura Ltd	1,062,100	7,985		Old Republic International Corp	325,182	6,725
				Progressive Corp/The	115,599	4,592
Electronics - 0.23%				Prudential Financial Inc	97,573	10,443
Electrocomponents PLC	1,110,407	7,463		SCOR SE	192,491	7,614
Elite Material Co Ltd	2,015,000	8,037		Swiss Life Holding AG (a)	45,746	14,887
Hu Lane Associate Inc	537,000	2,625		Travelers Cos Inc/The	52,549	6,393
Nippon Electric Glass Co Ltd	1,328,000	8,237		Unum Group	208,565	9,663
		$26,362				$121,186
Energy - Alternate Sources - 0.27%				Internet - 0.19%
NextEra Energy Partners LP (b)	490,728	17,004		Symantec Corp	679,419	21,490
Pattern Energy Group Inc	622,112	13,699
		$30,703		Iron & Steel - 0.10%
Engineering & Construction - 0.39%				BlueScope Steel Ltd	325,787	2,847
Aena SA (f)	102,096	18,001		Material Sciences Corp - Warrants (a),(c),(d),(e)	1,131,541	1,516
Aeroports de Paris	13,824	1,844		Reliance Steel & Aluminum Co	50,292	3,964
Argan Inc	45,388	3,034		Steel Dynamics Inc	105,650	3,818
Astaldi SpA	615,115	4,035				$12,145
Eiffage SA	54,386	4,607		Lodging - 0.03%
Grupo Aeroportuario del Pacifico SAB de CV	627,603	6,467		Hilton Grand Vacations Inc (a)	13,723	459
Kyudenko Corp	251,300	7,201		Hilton Worldwide Holdings Inc	45,743	2,698
		$45,189				$3,157
Entertainment - 0.03%				Machinery - Construction & Mining - 0.06%
Vail Resorts Inc	16,070	3,176		Astec Industries Inc	108,943	6,902

Food - 0.07%				Machinery - Diversified - 0.20%
Tate & Lyle PLC	459,832	4,510		Cummins Inc	68,129	10,283
WH Group Ltd (f)	3,947,000	3,521		Ebara Corp	280,200	8,536
		$8,031		Valmet OYJ	256,742	4,677
Gas - 1.38%						$23,496
Atmos Energy Corp	182,003	14,746		Media - 0.50%
CenterPoint Energy Inc	338,149	9,647		Charter Communications Inc (a),(b)	52,324	18,060
National Grid PLC ADR	35,000	2,270		Comcast Corp - Class A (b)	516,000	20,222
National Grid PLC	4,183,946	54,175		Time Warner Inc	192,179	19,078
NiSource Inc (b)	706,814	17,140				$57,360
Rubis SCA	123,361	12,533		Mining - 0.10%
Sempra Energy (b)	203,500	23,000		Alumina Ltd	2,912,062	3,998
Snam SpA	1,600,266	7,070		Boliden AB	67,845	1,938
South Jersey Industries Inc	15,500	582		Hudbay Minerals Inc	388,300	2,318
Tokyo Gas Co Ltd	3,371,000	15,651		Mirabela Nickel Ltd (a),(c),(e)	26,307,311	—
UGI Corp	69,019	3,462		Vedanta Ltd ADR	223,684	3,400
		$160,276				$11,654
Hand & Machine Tools - 0.03%				Miscellaneous Manufacturers - 0.39%
Basso Industry Corp	1,376,900	3,923		AO Smith Corp	96,667	5,208
				Hill & Smith Holdings PLC	390,915	6,730
Healthcare - Services - 0.24%				Parker-Hannifin Corp	31,489	5,063
Anthem Inc	59,793	10,636		Siemens AG	138,012	19,797
HealthSouth Corp	89,677	4,206		Trinseo SA	132,433	8,794
Humana Inc	18,565	4,121				$45,592
Quest Diagnostics Inc	85,812	9,054		Oil & Gas - 1.29%
		$28,017		BP PLC	713,775	4,086
Holding Companies - Diversified - 0.10%				Chaparral Energy Inc (a),(e)	1,934	51
China Merchants Port Holdings Co Ltd	4,220,000	12,057		Chaparral Energy Inc - A Shares (a),(e)	252,908	6,639
				Chaparral Energy Inc - B Shares (a),(e)	53,185	1,396
Home Builders - 0.15%				Chevron Corp	259,221	27,659
Bellway PLC	81,121	2,990		China Petroleum & Chemical Corp	8,086,000	6,566
Galliford Try PLC	132,324	2,466		Comstock Resources Inc - Warrants (a),(c)	28,875	253
MRV Engenharia e Participacoes SA	229,300	1,146		EOG Resources Inc	77,395	7,159
Persimmon PLC	148,180	4,471		Exxon Mobil Corp (b)	101,091	8,254
Sekisui House Ltd	358,500	5,955		Helmerich & Payne Inc	68,225	4,137
		$17,028		Marathon Petroleum Corp	43,000	2,190
Home Furnishings - 0.00%				Milagro Oil & Gas Inc (a),(c),(e)	1,874	335
Targus Group International Inc (a),(c),(d),(e)	75,881	121		Murphy Oil Corp	113,667	2,976
				Pacific Exploration and Production Corp (a)	35,992	1,061
Insurance - 1.05%				Pioneer Natural Resources Co	17,200	2,975
American Financial Group Inc/OH	91,579	8,912		Royal Dutch Shell PLC ADR(b)	465,000	24,268
AXA SA	443,960	11,845		Royal Dutch Shell PLC - A Shares	554,668	14,404
Challenger Ltd/Australia	462,301	4,566		Royal Dutch Shell PLC - B Shares	514,646	13,693

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				REITS (continued)
SandRidge Energy Inc (a)	180,244	$3,320		Champion REIT	3,630,000	$2,360
SandRidge Energy Inc (a),(c),(e)	3,450,000	—		City Office REIT Inc	833,825	10,465
SandRidge Energy Inc - Warrants (a),(e)	2,838	2		Colony Starwood Homes (b)	513,696	17,758
SandRidge Energy Inc - Warrants (a),(e)	6,742	7		Corporate Office Properties Trust	234,078	7,664
Titan Energy LLC (a)	133,081	1,198		Crown Castle International Corp (b)	509,176	48,168
TOTAL SA	239,197	12,279		CubeSmart (b)	566,756	14,362
Whitecap Resources Inc	558,540	3,953		CYS Investments Inc (b)	654,307	5,581
		$148,861		Daiwa Office Investment Corp	520	2,534
Oil & Gas Services - 0.03%				Dexus Property Group	2,197,574	16,781
TechnipFMC PLC (a)	112,404	3,379		Digital Realty Trust Inc	53,026	6,090
				Duke Realty Corp	355,781	9,866
Packaging & Containers - 0.10%				Education Realty Trust Inc	106,013	4,110
Orora Ltd	991,542	2,236		EPR Properties (b)	124,246	9,034
Packaging Corp of America	71,363	7,049		Equinix Inc	25,841	10,794
RPC Group PLC	184,949	1,943		Essex Property Trust Inc (b)	91,273	22,314
		$11,228		Eurocommercial Properties NV	100,549	3,907
Pharmaceuticals - 0.60%				Extra Space Storage Inc	93,021	7,026
AbbVie Inc	356,316	23,495		Fortune Real Estate Investment Trust	2,185,000	2,539
Actelion Ltd (a)	14,958	4,236		Frasers Logistics & Industrial Trust	5,934,105	4,287
Merck & Co Inc	173,742	10,829		GGP Inc	380,513	8,223
Recordati SpA	193,781	7,182		Goodman Group	1,548,546	9,402
Roche Holding AG	90,295	23,627		Granite Real Estate Investment Trust	192,910	6,919
		$69,369		Highwoods Properties Inc	296,635	15,093
Pipelines - 0.94%				Hoshino Resorts REIT Inc	525	2,666
				Hospitality Properties Trust (b)	204,959	6,524
Enbridge Inc	881,972	36,557
Enterprise Products Partners LP (b)	725,247	19,814		Hudson Pacific Properties Inc	145,000	4,982
Kinder Morgan Inc/DE	1,791,817	36,965		Independence Realty Trust Inc	475,000	4,370
ONEOK Inc	202,513	10,655		Industrial & Infrastructure Fund Investment	1,599	7,056
TransCanada Corp	10,000	464		Corp
Williams Partners LP	95,000	3,888		Invesco Office J-Reit Inc	1,772	1,561
		$108,343		Investa Office Fund	975,862	3,469
				Invitation Homes Inc (a)	192,917	4,157
Private Equity - 0.06%
Intermediate Capital Group PLC	704,393	7,130		Japan Hotel REIT Investment Corp	19,825	13,512
				Japan Logistics Fund Inc	3,521	7,513
				Japan Rental Housing Investments Inc	3,811	2,739
Real Estate - 1.40%
ADO Properties SA (f)	319,028	11,679		Kenedix Retail REIT Corp	3,139	6,837
Aeon Mall Co Ltd	74,200	1,262		Kilroy Realty Corp	167,394	11,806
Atrium European Real Estate Ltd	588,620	2,479		Kite Realty Group Trust	342,000	6,963
BUWOG AG (a)	168,900	4,561		Klepierre	209,915	8,239
				Land Securities Group PLC	399,186	5,717
Castellum AB	375,751	5,146		Liberty Property Trust (b)	400,557	16,251
Charter Hall Group	880,000	3,692
Citycon OYJ	3,343,661	8,221		Link REIT	2,440,500	17,542
Croesus Retail Trust	11,273,436	7,863		LondonMetric Property PLC	3,233,988	7,054
Deutsche Wohnen AG	318,969	10,907		Mapletree Commercial Trust	1,784,600	2,038
Fabege AB	192,000	3,306		MCUBS MidCity Investment Corp	1,108	3,309
Inmobiliaria Colonial SA	385,748	2,991		Merlin Properties Socimi SA	929,501	10,992
LEG Immobilien AG (a)	63,970	5,496		Mirvac Group	6,283,888	10,674
Leopalace21 Corp	1,492,600	7,934		Monmouth Real Estate Investment Corp	484,953	7,274
Mitsubishi Estate Co Ltd	565,300	10,824		National Storage Affiliates Trust	366,018	8,967
Mitsui Fudosan Co Ltd	827,400	18,205		New Residential Investment Corp	429,782	7,164
New World Development Co Ltd	5,939,000	7,385		NewRiver REIT PLC	1,798,878	8,111
Propertylink Group	13,340,985	7,983		NexPoint Residential Trust Inc	285,671	6,859
RHT Health Trust	8,548,500	5,784		Park Hotels & Resorts Inc	30,323	778
SOHO China Ltd (a)	4,370,000	2,381		Physicians Realty Trust	223,169	4,383
				PLA Administradora Industrial S de RL de CV	5,230,345	8,846
Sponda OYJ	767,990	3,388		(a)
Sun Hung Kai Properties Ltd	800,000	11,988		Prologis Inc (b)	359,740	19,573
Times Property Holdings Ltd	5,223,000	3,637
TLG Immobilien AG	177,584	3,593		Prologis Property Mexico SA de CV	1,614,280	2,750
Tokyo Tatemono Co Ltd	490,500	6,701		Pure Industrial Real Estate Trust	930,400	4,451
Vonovia SE	127,801	4,627		Scentre Group	1,137,773	3,671
				Secure Income REIT Plc	244,174	1,107
		$162,033
				Segro PLC	1,110,000	6,982
REITS - 6.85%				Sekisui House Reit Inc	4,185	5,341
Agree Realty Corp	54,180	2,627
				Senior Housing Properties Trust	436,114	9,385
AIMS AMP Capital Industrial REIT	3,969,750	3,963		Simon Property Group Inc (b)	252,873	41,790
Alexandria Real Estate Equities Inc	106,105	11,938
				SL Green Realty Corp	92,520	9,708
Altarea SCA	20,835	4,202
				Spirit Realty Capital Inc	1,555,862	14,656
American Tower Corp	227,972	28,711
				Spring Real Estate Investment Trust	10,936,000	4,567
Apartment Investment & Management Co	289,928	12,681
				STAG Industrial Inc	480,835	12,675
Armada Hoffler Properties Inc	498,159	7,104
				Stockland	2,503,239	9,085
Blackstone Mortgage Trust Inc	254,305	7,853
				STORE Capital Corp	618,657	14,842
Brandywine Realty Trust	268,192	4,551
				Summit Hotel Properties Inc	240,489	3,975
Brixmor Property Group Inc	387,620	7,655		Sun Communities Inc (b)	207,568	17,355
Care Capital Properties Inc	256,990	6,905
				Sunstone Hotel Investors Inc	557,814	8,306

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)
REITS (continued)				Money Market Funds (continued)
UNITE Group PLC/The	388,483	$3,256		Wells Fargo Advantage Government Money	13,250,392	$13,250
Uniti Group Inc (b)	575,860	15,813		Market Fund
Vastned Retail NV	98,001	3,660				$342,969
Viva Energy REIT	2,114,813	3,817		TOTAL INVESTMENT COMPANIES		$342,969
Viva Industrial Trust	5,783,500	3,373		CONVERTIBLE PREFERRED STOCKS -
Welltower Inc	89,651	6,405		0.04%	Shares Held Value (000's)
WPT Industrial Real Estate Investment Trust	403,829	5,339		Banks - 0.04%
		$793,702		Wells Fargo & Co 7.50%(g)	3,902	$4,955
Retail - 0.25%
CVS Health Corp	119,137	9,822		TOTAL CONVERTIBLE PREFERRED STOCKS		$4,955
Foot Locker Inc	95,909	7,417		PREFERRED STOCKS - 1.40%	Shares Held	Value (000's)
Wal-Mart Stores Inc	150,413	11,308		Banks - 0.50%
		$28,547		AgriBank FCB 6.88%(g),(h)	33,000	3,667
Savings & Loans - 0.05%				Bank of America Corp 6.63%(g)	18,146	469
Provident Financial Services Inc	219,301	5,634		Barclays Bank PLC 8.13%(g)	2,101	55
				Citigroup Inc 6.88%(g),(h)	163,700	4,821
Semiconductors - 0.57%				Citigroup Inc 7.13%(g),(h)	223,000	6,536
BE Semiconductor Industries NV	171,541	8,968		CoBank ACB 6.20%(g),(h)	7,000	723
Lam Research Corp	49,486	7,168		CoBank ACB 6.25%(g),(h)	51,000	5,262
Microchip Technology Inc	147,683	11,162		Fifth Third Bancorp 6.63%(g),(h)	209,585	5,990
Powertech Technology Inc	3,016,000	9,462		Goldman Sachs Group Inc/The 5.50%(g),(h)	32,200	868
Samsung Electronics Co Ltd	3,703	7,259		Huntington Bancshares Inc/OH 6.25%(g)	117,900	3,195
Sumco Corp	604,300	10,579		JPMorgan Chase & Co 6.10%(g)	23,400	628
Taiwan Semiconductor Manufacturing Co Ltd	1,760,000	11,338		KeyCorp 6.13%(g),(h)	40,000	1,125
		$65,936		M&T Bank Corp 6.38%(g),(h)	1,505	1,563
Software - 0.62%				Morgan Stanley 5.85%(g),(h)	60,000	1,583
Aspect Software Inc (a),(d)	393,181	5,308		Morgan Stanley 7.13%(g),(h)	4,021	118
InterXion Holding NV (a)	346,007	14,415		PNC Financial Services Group Inc/The	167,503	4,903
Microsoft Corp (b)	766,104	52,447		6.13%(g),(h)
		$72,170		Royal Bank of Scotland Group PLC 5.75%(g)	152,413	3,829
Storage & Warehousing - 0.06%				State Street Corp 5.25%(g)	104,625	2,626
Safestore Holdings PLC	1,218,258	6,395		State Street Corp 5.90%(g),(h)	65,000	1,829
				TCF Financial Corp 7.50%(g)	48,227	1,233
Telecommunications - 1.09%				Valley National Bancorp 6.25%(g),(h)	184,000	5,248
AT&T Inc (b)	617,051	24,454		Wells Fargo & Co 5.63%(g)	80,727	2,017
BCE Inc (b)	260,000	11,848		Wells Fargo & Co 6.63%(g),(h)	1,861	56
Cisco Systems Inc	465,214	15,850				$58,344
Deutsche Telekom AG	367,168	6,441		Diversified Financial Services - 0.04%
Infrastrutture Wireless Italiane SpA (f)	1,085,494	6,003		Affiliated Managers Group Inc 6.38%	22,111	560
Level 3 Communications Inc (a)	40,000	2,430		Charles Schwab Corp/The 6.00%(g)	165,953	4,547
Mobile TeleSystems PJSC ADR	491,821	5,076				$5,107
Orange SA	1,375,881	21,295		Electric - 0.12%
TELUS Corp	45,200	1,504		Dominion Resources Inc/VA 5.25%	76,941	1,891
T-Mobile US Inc (a)	60,000	4,036		Entergy Louisiana LLC 4.70%	142,009	3,478
TrueLight Corp (a)	750,000	1,144		Entergy New Orleans Inc 5.00%	37,115	922
Verizon Communications Inc (b)	490,000	22,496		Interstate Power & Light Co 5.10%(g)	78,122	2,022
Zayo Group Holdings Inc (a)	101,462	3,558		NextEra Energy Capital Holdings Inc 5.13%	58,103	1,452
		$126,135		SCE Trust V 5.45%(g),(h)	125,000	3,545
Transportation - 1.38%						$13,310
CSX Corp	266,506	13,549		Food - 0.01%
East Japan Railway Co	352,000	31,589		Dairy Farmers of America Inc 7.88%(f),(g)	10,000	1,134
Groupe Eurotunnel SE	1,715,824	18,850
Kamigumi Co Ltd	462,000	4,198		Holding Companies - Diversified - 0.04%
Kansas City Southern	167,116	15,052		Itausa - Investimentos Itau SA 0.06%(h)	1,457,800	4,519
Norfolk Southern Corp (b)	247,815	29,116
Sankyu Inc	952,000	6,046		Insurance - 0.26%
Union Pacific Corp	371,740	41,620		Aegon NV 6.38%(g)	246,080	6,344
		$160,020		Aflac Inc 5.50%	154,396	3,946
Water - 0.20%				Allstate Corp/The 6.63%(g)	118,903	3,275
American Water Works Co Inc (b)	223,000	17,786		Allstate Corp/The 6.75%(g)	43,356	1,184
United Utilities Group PLC	471,067	5,937		American Financial Group Inc/OH 6.38%	22,964	585
		$23,723		Arch Capital Group Ltd 5.25%(g)	30,800	711
TOTAL COMMON STOCKS		$3,648,585		Arch Capital Group Ltd 6.75%(g)	92,770	2,350
INVESTMENT COMPANIES - 2.96%	Shares Held	Value(000	's)	Aspen Insurance Holdings Ltd 7.25%(g)	40,484	1,031
Money Market Funds - 2.96%				Hartford Financial Services Group Inc/The	153,051	4,735
BlackRock Liquidity Funds FedFund Portfolio	130,949,256	130,949		7.88%(h)
Goldman Sachs Financial Square Funds -	5,265,910	5,266		Protective Life Corp 6.25%	122,005	3,070
Government Fund				Reinsurance Group of America Inc 6.20%(h)	22,411	659
Morgan Stanley Institutional Liquidity Funds -	193,503,267	193,504		RenaissanceRe Holdings Ltd 5.38%(g)	613	16
Government Portfolio				Torchmark Corp 5.88%	65,202	1,655
						$29,561

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held		Value(000	's)		Principal
Media- 0.00%					BONDS (continued)	Amount (000's) Value (000's)
Comcast Corp 5.00%		7,295	$187		Automobile Asset Backed Securities (continued)
					GM Financial Automobile Leasing Trust
REITS- 0.13%					2016-3
Digital Realty Trust Inc 7.38%(g)		8,320	233		1.35%, 02/20/2019(h)		$4,693	$4,700
Equity Residential 8.29% (g)		20,702	1,300		Hertz Fleet Lease Funding LP
Kimco Realty Corp 5.50%(g)		61,883	1,550		1.64%, 04/10/2031(e),(f),(h)		4,250	4,250
Prologis Inc 8.54%(g)		92,034	6,626		World Omni Automobile Lease Securitization
PS Business Parks Inc 6.00%(g)		104,579	2,645		Trust 2016-A
Public Storage 5.88%(g)		57,851	1,495		1.40%, 02/15/2019(h)		4,160	4,168
Public Storage 6.00%(g)		20,000	535					$21,114
Public Storage 6.38%(g)		12,032	325		Automobile Floor Plan Asset Backed Securities - 0.04%
Ventas Realty LP / Ventas Capital Corp		4,987	124		Nissan Master Owner Trust Receivables
5.45%					1.39%, 01/15/2020(h)		5,000	5,007
			$14,833
Savings & Loans - 0.00%					Automobile Manufacturers - 0.11%
Astoria Financial Corp 6.50%(g)		1,087	28		BCD Acquisition Inc
					9.63%, 09/15/2023(f)		7,320	7,887
Telecommunications - 0.18%					Fiat Chrysler Finance Europe
Centaur Funding Corp 9.08%(f)		11,900	13,815		4.75%, 07/15/2022	EUR	900	1,089
Qwest Corp 7.00%		44,419	1,124		6.75%, 10/14/2019		1,200	1,489
Qwest Corp 7.50%		55,306	1,403		Volvo Treasury AB
Telephone & Data Systems Inc 6.88%		15,730	404		4.20%, 06/10/2075(h)		2,000	2,314
Telephone & Data Systems Inc 7.00%		115,159	2,939					$12,779
Verizon Communications Inc 5.90%		61,121	1,627		Automobile Parts & Equipment - 0.09%
			$21,312		Adient Global Holdings Ltd
Transportation - 0.12%					3.50%, 08/15/2024		1,000	1,115
Seaspan Corp 6.38%(c)		533,750	13,344		Allison Transmission Inc
					5.00%, 10/01/2024(f)		$2,740	2,791
TOTAL PREFERRED STOCKS			$161,679		American Axle & Manufacturing Inc
	Principal				6.25%, 04/01/2025(f)		2,625	2,612
BONDS- 55.04%	Amount (000's)		Value(000	's)	IHO Verwaltungs GmbH
Aerospace & Defense - 0.61%					3.75%, PIK 4.50%, 09/15/2026(j)	EUR	2,500	2,827
Accudyne Industries Borrower / Accudyne					Metalsa SA de CV
Industries LLC					4.90%, 04/24/2023(f)		$1,152	1,122
7.75%, 12/15/2020(f)		$29,810	$29,885					$10,467
Embraer Netherlands Finance BV					Banks- 3.52%
5.40%, 02/01/2027		3,020	3,141		Akbank TAS
Leonardo SpA					5.13%, 03/31/2025(f)		4,312	4,226
4.50%, 01/19/2021	EUR	3,200	3,939		Australia & New Zealand Banking Group
TA MFG. Ltd					Ltd/United Kingdom
3.63%, 04/15/2023		2,003	2,235		6.75%, 12/31/2049(f),(g)		1,000	1,109
TransDigm Inc					Banco Bilbao Vizcaya Argentaria SA
5.50%, 10/15/2020		$4,730	4,836		9.00%, 12/31/2049(g)		6,000	6,326
6.00%, 07/15/2022		3,500	3,605		Banco de Credito del Peru
6.38%, 06/15/2026		21,430	21,590		4.25%, 04/01/2023		669	707
6.50%, 05/15/2025(f)		1,500	1,534		Banco Hipotecario SA
			$70,765		9.75%, 11/30/2020(f)		4,340	4,969
Agriculture - 0.19%					Banco Inbursa SA Institucion de Banca
MHP SA					Multiple
7.75%, 05/10/2024(f),(i)		4,600	4,650		4.13%, 06/06/2024(f)		2,475	2,487
8.25%, 04/02/2020		2,865	2,980		Banco Mercantil del Norte SA
Vector Group Ltd					5.75%, 10/04/2031(f),(h)		3,435	3,373
6.13%, 02/01/2025(f)		14,275	14,774		Banco Nacional de Comercio Exterior
			$22,404		SNC/Cayman Islands
					3.80%, 08/11/2026(f),(h)		5,907	5,804
Airlines - 0.02%
					3.80%, 08/11/2026(h)		3,884	3,816
Latam Finance Ltd
6.88%, 04/11/2024(f)		2,175	2,210		Banco Nacional de Costa Rica
					5.88%, 04/25/2021(f)		3,969	4,091
					6.25%, 11/01/2023(f)		2,725	2,838
Apparel - 0.02%
Hanesbrands Inc					Banco Santander SA
4.63%, 05/15/2024(f)		2,400	2,382		6.38%, 12/31/2049(g),(h)		2,000	2,038
					Bancolombia SA
Automobile Asset Backed Securities - 0.18%					5.13%, 09/11/2022		5,039	5,253
AmeriCredit Automobile Receivables Trust					5.95%, 06/03/2021		1,300	1,432
2016-3					Bank of America Corp
1.55%, 11/08/2019(h)		2,872	2,877		6.50%, 12/31/2049(g),(h)		5,700	6,334
Capital Auto Receivables Asset Trust 2016-2					Bank of Ceylon
1.58%, 01/22/2019(h)		3,255	3,258		6.88%, 05/03/2017		1,495	1,495
GM Financial Automobile Leasing Trust					Bank of New York Mellon Corp/The
					4.95%, 12/31/2049(g),(h)		4,000	4,160
2016-2
1.49%, 10/22/2018(h)		1,857	1,861		Barclays PLC
					6.63%, 12/31/2049(g),(h)		1,961	1,998
					7.88%, 12/31/2049(g),(h)		17,700	18,983

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value(000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)			Banks (continued)
BBVA Banco Continental SA			PNC Financial Services Group Inc/The
5.00%, 08/26/2022(f)	$799	$ 860	6.75%, 07/29/2049(g),(h)	$4,000	$4,515
BBVA Bancomer SA/Texas			Provident Funding Associates LP / PFG
6.75%, 09/30/2022(f)	4,529	5,121	Finance Corp
BNP Paribas SA			6.75%, 06/15/2021(f)	1,520	1,558
7.20%, 06/29/2049(f),(g)	4,400	4,895	Royal Bank of Scotland Group PLC
7.37%, 12/31/2049(f),(g),(h)	3,000	3,191	7.50%, 12/31/2049(g),(h)	6,763	7,004
7.63%, 12/31/2049(f),(g),(h)	11,540	12,536	7.65%, 08/29/2049(g),(h)	600	711
Cadence Financial Corp			8.00%, 12/31/2049(g),(h)	600	623
4.88%, 06/28/2019(c),(f)	3,500	3,430	8.62%, 12/29/2049(g),(h)	7,000	7,557
Capital One Financial Corp			Sberbank of Russia Via SB Capital SA
5.55%, 12/31/2049(g),(h)	7,000	7,280	5.50%, 02/26/2024(f),(h)	10,481	10,756
Citigroup Capital III			Societe Generale SA
7.63%, 12/01/2036	8,600	10,128	7.38%, 12/31/2049(f),(g),(h)	6,000	6,345
Citizens Financial Group Inc			8.00%, 12/31/2049(f),(g),(h)	1,000	1,076
5.50%, 12/31/2049(g),(h)	6,000	6,195	8.25%, 12/31/2049(g),(h)	7,500	7,955
Cooperatieve Rabobank UA			Standard Chartered PLC
11.00%, 12/29/2049 (f),(g),(h)	9,015	10,525	7.01%, 07/29/2049(f),(g)	1,150	1,279
Credit Agricole SA			7.75%, 12/31/2049(f),(g),(h)	15,000	15,994
6.63%, 12/31/2049(f),(g),(h)	4,000	4,084	Turkiye Garanti Bankasi AS
7.88%, 12/31/2049(f),(g)	6,000	6,419	4.75%, 10/17/2019(f)	1,000	1,024
8.38%, 12/31/2049(f),(g),(h)	4,000	4,458	5.25%, 09/13/2022(f)	4,970	5,060
Credit Bank of Moscow Via CBOM Finance			Turkiye Is Bankasi
PLC			5.00%, 04/30/2020(f)	1,571	1,585
8.88%, 12/31/2049(e),(f),(g),(h),(i)	4,930	4,930	5.50%, 04/21/2022(f)	4,270	4,283
Credit Suisse AG			6.13%, 04/25/2024(f)	6,560	6,661
6.50%, 08/08/2023(f)	2,000	2,227	Turkiye Vakiflar Bankasi TAO
6.50%, 08/08/2023	5,000	5,568	5.50%, 10/27/2021(f)	4,400	4,422
Credit Suisse Group AG			UBS Group AG
6.25%, 12/31/2049(f),(g),(h)	3,000	3,127	6.88%, 12/31/2049(g),(h)	5,500	5,802
7.50%, 12/31/2049(f),(g),(h)	1,000	1,109	US Bancorp
Development Bank of Kazakhstan JSC			5.12%, 12/31/2049(g),(h)	4,200	4,436
4.13%, 12/10/2022(f)	6,105	6,068	Vnesheconombank Via VEB Finance PLC
Dresdner Funding Trust I			6.90%, 07/09/2020	3,648	4,003
8.15%, 06/30/2031(f)	4,500	5,344	Wells Fargo & Co
Finansbank AS/Turkey			7.98%, 12/31/2049(g),(h)	12,000	12,555
6.25%, 04/30/2019(f)	7,557	7,965			$407,530
Global Bank Corp			Beverages - 0.03%
4.50%, 10/20/2021(f)	685	685	Cott Corp
Goldman Sachs Group Inc/The			5.50%, 07/01/2024	EUR 3,400	3,962
5.70%, 12/31/2049(g),(h)	2,000	2,065
Grupo Aval Ltd			Building Materials - 0.21%
4.75%, 09/26/2022(f)	1,258	1,273	BMC East LLC
HBOS Capital Funding LP			5.50%, 10/01/2024(f)	$ 3,090	3,218
6.85%, 03/29/2049(g)	10,000	10,161	Boise Cascade Co
HSBC Capital Funding Dollar 1 LP			5.63%, 09/01/2024(f)	2,575	2,646
10.18%, 12/29/2049 (f),(g),(h)	4,000	6,140	Cemex Finance LLC
HSBC Holdings PLC			9.38%, 10/12/2022(f)	4,482	4,824
6.87%, 12/31/2049(g),(h)	14,800	16,028	Cemex SAB de CV
ING Groep NV			5.70%, 01/11/2025(f)	4,591	4,797
6.50%, 12/31/2049(g),(h)	1,000	1,026	6.13%, 05/05/2025(f)	2,255	2,421
Itau Unibanco Holding SA/Cayman Island			7.75%, 04/16/2026(f)	2,192	2,499
5.65%, 03/19/2022(f)	992	1,048	St Marys Cement Inc Canada
JPMorgan Chase & Co			5.75%, 01/28/2027(f)	1,467	1,465
5.00%, 12/31/2049(g),(h)	5,455	5,555	Votorantim Cimentos SA
6.13%, 12/31/2049(g),(h)	4,000	4,291	7.25%, 04/05/2041(f)	2,392	2,443
6.75%, 12/31/2049(g),(h)	19,000	21,432			$24,313
KeyCorp Capital III			Chemicals - 0.90%
7.75%, 07/15/2029	795	958	A Schulman Inc
Lloyds Bank PLC			6.88%, 06/01/2023	2,405	2,537
12.00%, 12/29/2049 (g),(h)	7,000	9,520	Aruba Investments Inc
12.00%, 12/29/2049 (f),(g)	3,000	4,080	8.75%, 02/15/2023(f)	3,500	3,640
M&T Bank Corp			Axalta Coating Systems Dutch Holding B
6.45%, 12/31/2049(g),(h)	535	580	BV
Morgan Stanley			3.75%, 01/15/2025	EUR 2,700	3,105
5.55%, 12/31/2049(g),(h)	1,250	1,309
			Blue Cube Spinco Inc
Nordea Bank AB			9.75%, 10/15/2023	$2,000	2,420
6.13%, 12/31/2049(f),(g),(h)	5,000	5,163
			Braskem America Finance Co
NTC Capital I			7.13%, 07/22/2041(f)	5,285	5,595
1.68%, 01/15/2027(h)	1,000	905	Braskem Finance Ltd
Oschadbank Via SSB #1 PLC			5.75%, 04/15/2021(f)	5,545	5,822
9.62%, 03/20/2025(h)	3,211	3,208	7.25%, 06/05/2018(f)	2,950	3,094
			7.38%, 10/29/2049(f),(g)	1,533	1,529

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)
Chemicals (continued)					Commercial Mortgage Backed Securities (continued)
CF Industries Inc					Citigroup Commercial Mortgage Trust 2014-
5.15%, 03/15/2034		$3,135	$2,837		GC19 (continued)
Consolidated Energy Finance SA					5.06%, 03/10/2047(h)	$4,150	$4,389
6.75%, 10/15/2019(f)		5,348	5,455		Citigroup Commercial Mortgage Trust 2014-
Equate Petrochemical BV					GC23
4.25%, 11/03/2026(f)		3,500	3,562		1.46%, 07/10/2047(f),(h),(k)	55,444	3,570
Hexion Inc					Citigroup Commercial Mortgage Trust 2015-
6.63%, 04/15/2020		40,570	38,339		GC27
INEOS Group Holdings SA					4.58%, 02/10/2048(h)	10,000	9,475
5.38%, 08/01/2024	EUR	1,000	1,157		Citigroup Commercial Mortgage Trust 2016-
Mexichem SAB de CV					C1
5.88%, 09/17/2044(f)		$1,947	1,927		2.11%, 05/10/2049(h),(k)	37,706	4,938
OCP SA					Citigroup Commercial Mortgage Trust 2016-
5.63%, 04/25/2024(f)		794	847		GC37
Olin Corp					1.97%, 04/10/2049(h),(k)	15,261	1,852
5.13%, 09/15/2027		1,990	2,072		COMM 2012-CCRE1 Mortgage Trust
Platform Specialty Products Corp					2.46%, 05/15/2045(f)	13,993	10,192
6.50%, 02/01/2022(f)		8,649	8,865		5.50%, 05/15/2045(f),(h)	8,889	9,032
PSPC Escrow Corp					COMM 2012-CCRE4 Mortgage Trust
6.00%, 02/01/2023	EUR	2,700	3,089		4.73%, 10/15/2045(f),(h)	5,000	4,599
Solvay Finance SA					COMM 2012-CCRE5 Mortgage Trust
5.87%, 12/31/2049(g),(h)		1,600	1,996		4.47%, 12/10/2045(f),(h)	3,475	3,313
SPCM SA					4.47%, 12/10/2045(f),(h)	7,500	6,798
4.88%, 09/15/2025(f)		$2,350	2,376		COMM 2013-CCRE11 Mortgage Trust
Trinseo Materials Operating SCA / Trinseo					1.04%, 08/10/2050(e),(f),(h),(k)	40,266	1,730
Materials Finance Inc					4.37%, 08/10/2050(f),(h)	5,108	3,745
6.38%, 05/01/2022	EUR	3,200	3,729		Comm 2013-CCRE13 Mortgage Trust
			$103,993		4.91%, 12/10/2023(f),(h)	6,421	6,065
Coal- 0.52%					4.91%, 12/10/2023(f),(h)	18,660	13,846
Alliance Resource Operating Partners LP /					COMM 2013-CCRE6 Mortgage Trust
Alliance Resource Finance Corp					1.60%, 03/10/2046(h),(k)	85,342	2,951
7.50%, 05/01/2025(f)		$2,010	2,086		4.31%, 03/10/2046(f),(h)	12,700	11,676
CONSOL Energy Inc					4.31%, 03/10/2046(f),(h)	10,500	8,086
5.88%, 04/15/2022		6,545	6,381		COMM 2013-CCRE7 Mortgage Trust
Foresight Energy LLC / Foresight Energy					4.49%, 03/10/2046(f),(h)	7,500	5,853
Finance Corp					COMM 2013-LC6 Mortgage Trust
11.50%, 04/01/2023 (f)		52,220	49,674		4.43%, 01/10/2046(f),(h)	5,205	4,828
Peabody Energy Corp					COMM 2014-CCRE15 Mortgage Trust
6.00%, 03/31/2022(f)		500	510		4.41%, 02/10/2047(f),(h)	5,414	3,988
6.38%, 03/31/2025(f)		995	1,010		COMM 2014-CCRE17 Mortgage Trust
			$59,661		0.33%, 05/10/2047(f),(h),(k)	44,717	840
					0.96%, 05/10/2047(f),(h),(k)	62,604	2,637
Commercial Mortgage Backed Securities - 11.70%
Banc of America Merrill Lynch Commercial					4.46%, 05/10/2047(f),(h)	5,311	3,272
					4.96%, 05/10/2047(f),(h)	12,469	10,898
Mortgage Inc
4.77%, 07/10/2043		14,250	6,127		COMM 2014-CCRE21 Mortgage Trust
4.85%, 07/10/2043		9,500	693		1.56%, 12/10/2047(f),(h),(k)	20,879	1,808
5.28%, 11/10/2042(h)		3,044	2,423		COMM 2014-LC17 Mortgage Trust
					3.11%, 10/10/2047(f)	4,383	2,519
CD 2006-CD2 Mortgage Trust
5.64%, 01/15/2046(h)		3,164	2,968		3.69%, 10/10/2047(f),(h)	4,133	2,873
CD 2007-CD4 Commercial Mortgage Trust					Comm 2014-UBS2 Mortgage Trust
					5.18%, 03/10/2047(f),(h)	13,190	11,127
5.40%, 12/11/2049		14,436	10,394
CFCRE Commercial Mortgage Trust 2011-					COMM 2014-UBS3 Mortgage Trust
					1.45%, 06/10/2047(f),(h),(k)	60,721	3,799
C1
5.96%, 04/15/2044(f),(h)		5,550	5,960		4.97%, 06/10/2047(f),(h)	21,861	17,821
CFCRE Commercial Mortgage Trust 2016-					COMM 2014-UBS5 Mortgage Trust
					3.49%, 09/10/2047(f),(h)	10,000	7,320
C6
1.36%, 11/10/2049(h),(k)		45,349	3,864		COMM 2014-UBS6 Mortgage Trust
4.37%, 11/10/2049(h)		7,500	7,529		0.50%, 12/10/2047(f),(h),(k)	60,589	1,896
Citigroup Commercial Mortgage Trust 2007-					COMM 2015-LC23 Mortgage Trust
					3.80%, 10/10/2048(f),(h)	6,000	5,275
C6
5.92%, 07/10/2017(f),(h)		30,000	25,425		COMM 2016-COR1 Mortgage Trust
5.92%, 12/10/2049(h)		14,345	12,157		1.64%, 10/10/2049(h),(k)	45,845	4,451
					4.54%, 10/10/2049(h)	5,000	4,978
Citigroup Commercial Mortgage Trust 2012-
GC8					Commercial Mortgage Pass Through
5.00%, 09/10/2045(f),(h)		1,875	1,539		Certificates
					3.50%, 02/10/2047(f)	18,498	11,645
Citigroup Commercial Mortgage Trust 2013-
GC15					Commercial Mortgage Trust 2007-GG9
4.25%, 09/10/2046(f),(h)		16,492	11,848		5.51%, 03/10/2039	36,538	34,897
5.28%, 09/10/2046(f),(h)		7,700	7,337		5.53%, 03/10/2039	14,000	7,560
Citigroup Commercial Mortgage Trust 2014-					Credit Suisse Commercial Mortgage Trust
GC19					Series 2007-C1
1.40%, 03/10/2047(f),(h),(k)		15,244	993		5.46%, 02/15/2040	30,000	15,288
5.06%, 03/10/2047(f),(h)		3,425	2,984
See accompanying notes.				196

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2007-C5				Securities Trust 2005-LDP4
0.54%, 09/15/2040(f),(h),(k)	$147,857	$ 84		5.13%, 10/15/2042	$5,145	$5,130
CSAIL 2015-C1 Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
0.50%, 04/15/2050(f),(h),(k)	62,192	2,018		Securities Trust 2006-CIBC16
DBUBS 2011-LC1 Mortgage Trust				5.62%, 05/12/2045	16,455	14,061
0.38%, 11/10/2046(f),(h),(k)	142,384	1,522		JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust				Securities Trust 2006-CIBC17
1.32%, 07/10/2044(f),(h),(k)	11,163	380		5.49%, 12/12/2043	29,109	12,227
Freddie Mac Multifamily Structured Pass				JP Morgan Chase Commercial Mortgage
Through Certificates				Securities Trust 2006-LDP7
0.83%, 03/25/2020(h),(k)	147,908	2,370		6.14%, 04/17/2045(h)	9,000	6,842
1.28%, 01/25/2021(h),(k)	59,157	2,110		JP Morgan Chase Commercial Mortgage
1.46%, 11/25/2019(h),(k)	53,508	1,392		Securities Trust 2006-LDP9
1.51%, 04/25/2041(h),(k)	86,714	3,366		5.34%, 05/15/2047	1,000	992
1.53%, 01/25/2043(h),(k)	79,054	7,270		JP Morgan Chase Commercial Mortgage
1.57%, 08/25/2020(h),(k)	27,226	908		Securities Trust 2007-CIBC19
1.65%, 05/25/2041(h),(k)	195,059	15,984		5.93%, 02/12/2049(h)	35,000	29,138
1.67%, 08/25/2040(h),(k)	73,469	2,432		JP Morgan Chase Commercial Mortgage
1.71%, 11/25/2040(h),(k)	16,936	1,302		Securities Trust 2007-CIBC20
1.71%, 07/25/2041(h),(k)	166,791	14,405		6.47%, 02/12/2051(f),(h)	5,755	5,122
1.72%, 06/25/2042(h),(k)	13,000	395		JP Morgan Chase Commercial Mortgage
1.76%, 04/25/2045(h),(k)	48,322	1,473		Securities Trust 2010-CNTR
1.94%, 05/25/2040(h),(k)	156,517	13,075		2.18%, 08/05/2032(f),(h),(k)	11,508	540
1.97%, 11/25/2039(h),(k)	68,598	1,938		JP Morgan Chase Commercial Mortgage
2.06%, 09/25/2039(h),(k)	32,000	823		Securities Trust 2011-C3
2.17%, 10/25/2025(h),(k)	47,224	1,234		4.41%, 02/15/2046(f)	4,330	3,665
2.28%, 12/25/2039(h),(k)	25,654	2,341		JP Morgan Chase Commercial Mortgage
2.33%, 01/25/2041(h),(k)	15,544	1,200		Securities Trust 2011-C5
2.61%, 07/25/2039(h),(k)	89,000	2,265		4.00%, 08/15/2046(f)	6,000	4,965
2.66%, 11/25/2041(h),(k)	103,647	10,827		5.59%, 08/15/2046(f),(h)	4,844	4,890
2.66%, 12/25/2043(h),(k)	72,451	6,272		JP Morgan Chase Commercial Mortgage
2.90%, 08/25/2039(h),(k)	38,877	4,168		Securities Trust 2012-C6
2.91%, 01/25/2043(h),(k)	85,739	8,447		2.97%, 05/15/2045(f)	7,500	5,615
3.31%, 02/25/2042(h),(k)	91,849	10,733		JP Morgan Chase Commercial Mortgage
3.61%, 06/25/2041(h),(k)	4,400	567		Securities Trust 2012-C8
4.79%, 11/25/2044(h),(k)	1,800	266		2.75%, 10/15/2045(f),(h)	8,553	6,198
FREMF 2011-K704 Mortgage Trust				JP Morgan Chase Commercial Mortgage
0.10%, 10/25/2030(f),(h),(k)	551,859	537		Securities Trust 2013-C10
FREMF 2016-KBAM Mortgage Trust				0.44%, 12/15/2047(f),(h),(k)	276,436	5,532
8.01%, 09/25/2022(e),(f),(h)	68,415	65,893		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Corp II				Securities Trust 2013-C16
3.38%, 05/10/2050(h)	4,500	3,232		1.40%, 12/15/2046(f),(h),(k)	20,750	1,307
GS Mortgage Securities Trust 2010-C1				3.74%, 12/15/2046(f)	10,000	7,228
1.52%, 08/10/2043(f),(h),(k)	43,795	1,633		5.14%, 12/15/2046(f),(h)	16,203	15,487
GS Mortgage Securities Trust 2010-C2				JP Morgan Chase Commercial Mortgage
5.36%, 12/10/2043(f),(h)	5,000	5,041		Securities Trust 2013-LC11
GS Mortgage Securities Trust 2011-GC5				1.15%, 04/15/2046(f),(h),(k)	49,841	2,324
5.57%, 08/10/2044(f),(h)	3,660	2,877		1.57%, 04/15/2046(h),(k)	66,560	3,777
GS Mortgage Securities Trust 2012-GC6				JP Morgan Chase Commercial Mortgage
0.26%, 01/10/2045(f),(h),(k)	226,505	1,981		Securities Trust 2014-C20
GS Mortgage Securities Trust 2012-GCJ7				1.28%, 07/15/2047(h),(k)	93,794	4,227
5.89%, 05/10/2045(f),(h)	7,429	7,305		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2012-GCJ9				Securities Trust 2016-JP3
5.01%, 11/10/2045(f),(h)	5,000	4,839		3.62%, 08/15/2049(h)	4,000	3,819
5.01%, 11/10/2045(f),(h)	8,500	6,694		JPMBB Commercial Mortgage Securities
GS Mortgage Securities Trust 2013-GC16				Trust 2013-C12
3.50%, 11/10/2046(f),(h)	2,500	1,703		4.22%, 07/15/2045(h)	13,826	12,452
5.50%, 11/10/2046(f),(h)	3,544	3,419		JPMBB Commercial Mortgage Securities
GS Mortgage Securities Trust 2013-GCJ14				Trust 2013-C15
4.92%, 08/10/2046(f),(h)	10,460	10,108		1.65%, 11/15/2045(f),(h),(k)	11,500	891
4.92%, 08/10/2046(f),(h)	7,742	6,021		3.50%, 11/15/2045(f)	9,191	6,579
4.92%, 08/10/2046(f),(h)	2,500	1,892		5.21%, 11/15/2045(f),(h)	23,750	22,766
GS Mortgage Securities Trust 2014-GC26				JPMBB Commercial Mortgage Securities
1.35%, 11/10/2047(f),(h),(k)	29,811	2,302		Trust 2014-C18
4.66%, 11/10/2047(f),(h)	2,570	2,175		1.23%, 02/15/2047(h),(k)	57,094	2,568
JP Morgan Chase Commercial Mortgage				4.97%, 02/15/2047(f),(h)	7,850	6,836
Securities Trust 2005-CIBC12				JPMBB Commercial Mortgage Securities
4.99%, 09/12/2037	42	42		Trust 2014-C19
JP Morgan Chase Commercial Mortgage				4.82%, 04/15/2047(f),(h)	1,200	1,065
Securities Trust 2005-LDP1				4.82%, 04/15/2047(h)	3,000	3,048
6.01%, 03/15/2046(f),(h)	17	17

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's) Value (000's)
	Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
	JPMBB Commercial Mortgage Securities				Morgan Stanley Bank of America Merrill
	Trust 2014-C21				Lynch Trust 2013-C11
	1.24%, 08/15/2047(h),(k)	$44,076	$ 2,582		0.63%, 08/15/2046(h),(k)		$147,777	$2,306
	JPMBB Commercial Mortgage Securities				Morgan Stanley Bank of America Merrill
	Trust 2014-C23				Lynch Trust 2013-C13
	0.99%, 09/15/2047(h),(k)	289,179	9,947		5.05%, 11/15/2046(f),(h)		5,462	5,223
	JPMBB Commercial Mortgage Securities				Morgan Stanley Bank of America Merrill
	Trust 2014-C24				Lynch Trust 2013-C8
	4.07%, 11/15/2047(f),(h)	20,500	16,671		1.17%, 12/15/2048(h),(k)		90,899	4,222
	JPMBB Commercial Mortgage Securities				4.20%, 12/15/2048(f),(h)		18,500	16,801
	Trust 2014-C26				Morgan Stanley Bank of America Merrill
	4.57%, 01/15/2048(h)	5,000	4,926		Lynch Trust 2013-C9
	JPMBB Commercial Mortgage Securities				4.29%, 05/15/2046(f),(h)		4,150	3,155
	Trust 2015-C28				Morgan Stanley Bank of America Merrill
	0.50%, 10/15/2048(f),(h),(k)	54,005	1,743		Lynch Trust 2014-C14
	1.33%, 10/15/2048(h),(k)	62,262	3,600		4.99%, 02/15/2047(h)		6,750	7,075
	4.38%, 10/15/2048(h)	5,000	4,686		4.99%, 02/15/2047(f),(h)		10,331	7,862
	JPMBB Commercial Mortgage Securities				Morgan Stanley Bank of America Merrill
	Trust 2015-C29				Lynch Trust 2014-C15
	3.84%, 05/15/2048(h)	4,500	3,592		1.06%, 04/15/2047(e),(f),(h),(k)		67,485	3,965
	JPMBB Commercial Mortgage Securities				5.06%, 04/15/2047(f),(h)		8,786	8,053
	Trust 2015-C30				5.06%, 04/15/2047(f),(h)		4,000	3,018
	0.84%, 07/15/2048(h),(k)	83,129	2,972		Morgan Stanley Bank of America Merrill
	JPMBB Commercial Mortgage Securities				Lynch Trust 2014-C16
	Trust 2015-C31				4.41%, 06/15/2047(f),(h)		17,104	12,272
	0.50%, 08/15/2048(f),(h),(k)	42,377	1,406		4.91%, 06/15/2047(f),(h)		12,500	11,133
	LB Commercial Mortgage Trust 2007-C3				Morgan Stanley Bank of America Merrill
	6.21%, 07/15/2044(h)	5,000	4,943		Lynch Trust 2014-C18
	6.21%, 07/15/2044(h)	12,738	12,236		1.12%, 10/15/2047(h),(k)		188,860	6,600
LB	-UBS Commercial Mortgage Trust 2003-				4.49%, 10/15/2047		4,408	4,336
	C8				Morgan Stanley Bank of America Merrill
	0.38%, 09/15/2037(f),(h),(k)	724	—		Lynch Trust 2015-C20
LB	-UBS Commercial Mortgage Trust 2005-				1.54%, 02/15/2048(f),(h),(k)		41,500	3,768
	C3				Morgan Stanley Bank of America Merrill
	4.95%, 07/15/2040(h)	952	982		Lynch Trust 2015-C26
LB	-UBS Commercial Mortgage Trust 2006-				3.06%, 10/15/2048(f),(h)		2,185	1,649
	C6				Morgan Stanley Bank of America Merrill
	5.47%, 09/15/2039(h)	8,500	6,758		Lynch Trust 2016-C29
LB	-UBS Commercial Mortgage Trust 2006-				1.81%, 05/15/2049(h),(k)		42,189	4,545
	C7				Morgan Stanley Capital I Trust 2011-C3
	5.41%, 11/15/2038	13,472	10,241		0.93%, 07/15/2049(f),(h),(k)		24,204	618
LB	-UBS Commercial Mortgage Trust 2007-				UBS Commercial Mortgage Trust 2012-C1
	C6				0.45%, 05/10/2045(f),(h),(k)		143,076	2,402
	6.42%, 07/15/2040(h)	13,250	13,123		5.00%, 05/10/2045(f)		8,000	6,665
	6.42%, 07/15/2040(h)	8,841	8,644		UBS-Barclays Commercial Mortgage Trust
LB	-UBS Commercial Mortgage Trust 2007-				2012	-C2
	C7				1.58%, 05/10/2063(f),(h),(k)		28,996	1,599
	6.46%, 09/15/2045(h)	8,845	8,782		UBS-Barclays Commercial Mortgage Trust
LB	-UBS Commercial Mortgage Trust 2008-				2012	-C3
	C1				4.96%, 08/10/2049(f),(h)		20,994	17,010
	6.29%, 04/15/2041(h)	11,294	6,226		5.12%, 08/10/2049(f),(h)		25,827	25,815
	Merrill Lynch Mortgage Trust 2006-C1				UBS-Barclays Commercial Mortgage Trust
	5.75%, 05/12/2039(h)	15,000	11,697		2012	-C4
	Merrill Lynch Mortgage Trust 2007-C1				4.64%, 12/10/2045(f),(h)		21,000	20,414
	6.03%, 06/12/2050(h)	15,870	163		4.64%, 12/10/2045(f),(h)		17,981	14,315
ML	-CFC Commercial Mortgage Trust 2006-				UBS-Barclays Commercial Mortgage Trust
	3				2013	-C5
	5.52%, 07/12/2046(h)	6,515	6,509		4.22%, 03/10/2046(f),(h)		9,150	8,157
	5.55%, 07/12/2046(h)	2,500	2,398		4.22%, 03/10/2046(f),(h)		5,759	4,137
ML	-CFC Commercial Mortgage Trust 2007-				Wachovia Bank Commercial Mortgage Trust
	5				Series 2006-C26
	5.45%, 08/12/2048	7,934	6,685		6.31%, 06/15/2045(h)		13,067	9,546
ML	-CFC Commercial Mortgage Trust 2007-				Wachovia Bank Commercial Mortgage Trust
	9				Series 2006-C29
	6.19%, 09/12/2049(h)	30,490	23,782		5.37%, 11/15/2048		1,158	1,165
	Morgan Stanley Bank of America Merrill				Wachovia Bank Commercial Mortgage Trust
	Lynch Trust 2012-C5				Series 2007-C30
	0.12%, 08/15/2045(f),(h),(k)	221,584	1,000		5.48%, 12/15/2043		22,500	22,306
	4.78%, 08/15/2045(f),(h)	6,787	6,413		Wachovia Bank Commercial Mortgage Trust
	Morgan Stanley Bank of America Merrill				Series 2007-C34
	Lynch Trust 2013-C10				6.31%, 05/15/2046(h)		8,718	8,664
	4.22%, 07/15/2046(f),(h)	5,609	5,035

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Services (continued)
Wachovia Commercial Mortgage Securities				Jaguar Holding Co II / Pharmaceutical Product
Inc Commercial Mortgage Pass Through				Development LLC
Certificates Series 2003 C5				6.38%, 08/01/2023(f)		$4,150	$4,326
2.02%, 06/15/2035(f),(h),(k)		$390	$2	La Financiere Atalian SAS
Wells Fargo Commercial Mortgage Trust				4.00%, 05/15/2024(e),(f),(i)	EUR	650	720
2010-C1				Loxam SAS
0.68%, 11/15/2043(f),(h),(k)		13,678	263	6.00%, 04/15/2025(f)		2,100	2,396
Wells Fargo Commercial Mortgage Trust				Midas Intermediate Holdco II LLC / Midas
2014-LC18				Intermediate Holdco II Finance Inc
1.32%, 12/15/2047(h),(k)		84,747	5,312	7.88%, 10/01/2022(f)		$10,333	10,772
3.96%, 12/15/2047(f),(h)		13,500	10,929	Nielsen Finance LLC / Nielsen Finance Co
Wells Fargo Commercial Mortgage Trust				5.00%, 04/15/2022(f)		9,303	9,570
2015-C28				Prime Security Services Borrower LLC /
4.27%, 05/15/2048(h)		10,000	7,753	Prime Finance Inc
Wells Fargo Commercial Mortgage Trust				9.25%, 05/15/2023(f)		11,600	12,673
2015-NXS1				ServiceMaster Co LLC/The
2.88%, 05/15/2048(f),(h)		6,916	4,218	5.13%, 11/15/2024(f)		3,550	3,665
4.24%, 05/15/2048(h)		3,500	2,947	Team Health Holdings Inc
Wells Fargo Commercial Mortgage Trust				6.38%, 02/01/2025(f)		11,785	11,505
2015-NXS2				United Rentals North America Inc
4.39%, 07/15/2058(h)		9,153	7,410	5.88%, 09/15/2026		1,375	1,451
Wells Fargo Commercial Mortgage Trust							$79,653
2015-NXS3				Computers - 0.28%
3.15%, 09/15/2057(f),(h)		5,000	3,511	Compiler Finance Sub Inc
Wells Fargo Commercial Mortgage Trust				7.00%, 05/01/2021(f)		3,159	1,595
2016-C34				Conduent Finance Inc / Xerox Business
2.35%, 06/15/2049(h),(k)		36,228	4,791	Services LLC
Wells Fargo Commercial Mortgage Trust				10.50%, 12/15/2024 (f)		19,040	22,086
2016-C36				Dell International LLC / EMC Corp
4.33%, 11/15/2059(h)		4,000	3,981	7.13%, 06/15/2024(f)		7,820	8,644
Wells Fargo Commercial Mortgage Trust							$32,325
2016-NXS5				Consumer Products - 0.08%
5.04%, 01/15/2059(h)		7,681	8,060
				ACCO Brands Corp
5.04%, 01/15/2059(h)		4,254	4,179	5.25%, 12/15/2024(f)		2,740	2,822
WFRBS Commercial Mortgage Trust 2011-				Prestige Brands Inc
C4				5.38%, 12/15/2021(f)		6,505	6,700
0.58%, 06/15/2044(f),(h),(k)		90,324	1,262
							$9,522
WFRBS Commercial Mortgage Trust 2011-				Cosmetics & Personal Care - 0.14%
C5				High Ridge Brands Co
(f),(h),(k)
0.18%, 11/15/2044		121,416	687	8.88%, 03/15/2025(f)		15,350	16,041
WFRBS Commercial Mortgage Trust 2013-
C11				Credit Card Asset Backed Securities - 0.11%
4.35%, 03/15/2045(f),(h)		10,000	7,783
				Barclays Dryrock Issuance Trust
WFRBS Commercial Mortgage Trust 2014-				1.38%, 09/15/2020(h)		5,000	5,006
C20				World Financial Network Credit Card Master
3.99%, 05/15/2047(f),(h)		10,000	7,681
				Trust
WFRBS Commercial Mortgage Trust 2014-				1.47%, 02/15/2022(h)		8,295	8,318
C22							$13,324
4.06%, 09/15/2057(f),(h)		10,000	7,723
				Distribution & Wholesale - 0.46%
WFRBS Commercial Mortgage Trust 2014-				Alliance Automotive Finance PLC
C24
3.69%, 11/15/2047(f)		11,047	7,101	6.25%, 12/01/2021	EUR	2,150	2,475
				American Tire Distributors Inc
			$1,354,771	10.25%, 03/01/2022 (f)		$38,119	39,120
Commercial Services - 0.69%				LKQ Corp
ADT Corp/The				4.75%, 05/15/2023		7,500	7,537
6.25%, 10/15/2021		2,450	2,687	VWR Funding Inc
Ahern Rentals Inc				4.63%, 04/15/2022	EUR	3,900	4,432
7.38%, 05/15/2023(f)		2,625	2,258
							$53,564
Atento Luxco 1 SA
				Diversified Financial Services - 0.99%
7.38%, 01/29/2020		4,642	4,784	Aircastle Ltd
ENA Norte Trust
4.95%, 04/25/2028(f)		2,871	2,957	4.13%, 05/01/2024		$2,685	2,731
				Alliance Data Systems Corp
4.95%, 04/25/2028		473	488	5.38%, 08/01/2022(f)		12,045	12,120
Europcar Groupe SA				5.88%, 11/01/2021(f)		5,250	5,434
5.75%, 06/15/2022	EUR	1,300	1,486	6.38%, 04/01/2020(f)		1,500	1,524
Garda World Security Corp
7.25%, 11/15/2021(f)		$3,000	3,035	Ally Financial Inc
				5.75%, 11/20/2025		6,760	6,921
Gartner Inc
5.13%, 04/01/2025(f)		2,350	2,432	American Express Co
				5.20%, 12/31/2049(g),(h)		2,000	2,072
GW Honos Security Corp
8.75%, 05/15/2025(f),(i)		2,400	2,448	ASP AMC Merger Sub Inc
				8.00%, 05/15/2025(f)		7,800	7,742

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Electronics (continued)
Charles Schwab Corp/The				Trionista TopCo GmbH
7.00%, 02/28/2049(g),(h)		$4,198	$4,811	6.88%, 04/30/2021	EUR	4,000	$4,539
Credit Acceptance Corp							$7,942
7.38%, 03/15/2023		5,979	5,979	Energy - Alternate Sources - 0.07%
Energuate Trust				Greenko Dutch BV
5.88%, 05/03/2027(f),(i)		603	612	8.00%, 08/01/2019		$1,709	1,793
FBM Finance Inc				TerraForm Power Operating LLC
8.25%, 08/15/2021(f)		15,050	16,254	6.13%, 06/15/2025(f)		1,675	1,771
Jefferies LoanCore LLC / JLC Finance Corp				6.37%, 02/01/2023(f),(h)		4,650	4,807
6.88%, 06/01/2020(f)		4,775	4,835				$8,371
Lincoln Finance Ltd				Engineering & Construction - 0.17%
7.38%, 04/15/2021(f)		6,550	6,984
				AECOM
Lock AS				5.13%, 03/15/2027(f)		1,300	1,301
5.50%, 08/15/2020(f),(h)	EUR	500	545	5.75%, 10/15/2022		4,500	4,731
National Rural Utilities Cooperative Finance				Aeropuertos Dominicanos Siglo XXI SA
Corp				6.75%, 03/30/2029(f)		3,340	3,577
5.25%, 04/20/2046(h)		$2,200	2,292	Indika Energy Capital II Pte Ltd
Navient Corp				6.88%, 04/10/2022(f)		2,118	2,104
5.88%, 03/25/2021		1,930	2,000	Michael Baker International LLC / CDL
7.25%, 09/25/2023		2,695	2,816	Acquisition Co Inc
NewStar Financial Inc				8.25%, 10/15/2018(f)		2,650	2,756
7.25%, 05/01/2020		5,275	5,440	Odebrecht Finance Ltd
NFP Corp				5.25%, 06/27/2029		2,540	1,110
9.00%, 07/15/2021(f)		11,829	12,509	7.13%, 06/26/2042(f)		2,870	1,291
Pershing Square Holdings Ltd				Pratama Agung Pte Ltd
5.50%, 07/15/2022(f)		4,500	4,608	6.25%, 02/24/2020		600	627
Tempo Acquisition LLC / Tempo Acquisition				Tutor Perini Corp
Finance Corp				6.88%, 05/01/2025(f)		1,805	1,895
6.75%, 06/01/2025(f),(i)		6,490	6,668
							$19,392
			$114,897	Entertainment - 0.61%
Electric - 0.69%				AMC Entertainment Holdings Inc
1MDB Energy Ltd				5.88%, 11/15/2026(f)		8,430	8,583
5.99%, 05/11/2022		3,500	3,806	6.13%, 05/15/2027(f)		1,300	1,328
AES Andres BV / Dominican Power Partners /				6.38%, 11/15/2024(f)	GBP	600	828
Empresa Generadora de Electricidad				6.38%, 11/15/2024		1,800	2,484
7.95%, 05/11/2026(f)		3,300	3,553
				CCM Merger Inc
Comision Federal de Electricidad				6.00%, 03/15/2022(f)		$3,110	3,211
4.75%, 02/23/2027(f)		2,383	2,404	Cinemark USA Inc
4.88%, 01/15/2024(f)		891	923
				4.88%, 06/01/2023		2,200	2,233
Dynegy Inc				Eagle II Acquisition Co LLC
7.38%, 11/01/2022		4,020	3,849	6.00%, 04/01/2025(f)		320	331
7.63%, 11/01/2024		15,350	14,045	Eldorado Resorts Inc
Enel SpA				7.00%, 08/01/2023		3,500	3,780
5.00%, 01/15/2075(h)	EUR	2,000	2,353	International Game Technology PLC
6.62%, 09/15/2076(h)	GBP	943	1,331	6.25%, 02/15/2022(f)		9,278	10,113
8.75%, 09/24/2073(f),(h)		$4,500	5,265	6.50%, 02/15/2025(f)		1,940	2,124
Eskom Holdings SOC Ltd				Lions Gate Entertainment Corp
5.75%, 01/26/2021(f)		1,075	1,079	5.88%, 11/01/2024(f)		2,065	2,142
7.13%, 02/11/2025(f)		8,051	8,281
				National CineMedia LLC
7.13%, 02/11/2025		300	309	5.75%, 08/15/2026		2,035	2,076
Greenko Investment Co				Penn National Gaming Inc
4.88%, 08/16/2023(f)		2,796	2,754	5.63%, 01/15/2027(f)		1,770	1,783
Listrindo Capital BV				Pinnacle Entertainment Inc
4.95%, 09/14/2026(f)		1,102	1,085	5.63%, 05/01/2024(f)		2,040	2,106
Majapahit Holding BV				Regal Entertainment Group
7.75%, 01/20/2020(f)		1,730	1,950	5.75%, 03/15/2022		3,522	3,680
7.88%, 06/29/2037		1,375	1,763	Schumann SpA
NRG Energy Inc				7.00%, 07/31/2023	EUR	2,875	3,218
7.25%, 05/15/2026		3,250	3,323	Scientific Games International Inc
Orazul Energy Egenor S en C por A				6.63%, 05/15/2021		$3,550	3,421
5.63%, 04/28/2027(f)		4,885	4,880	7.00%, 01/01/2022(f)		4,600	4,925
Pampa Energia SA				Six Flags Entertainment Corp
7.50%, 01/24/2027(f)		5,915	6,300	4.88%, 07/31/2024(f)		5,275	5,321
Stoneway Capital Corp				Snaitech SpA
10.00%, 03/01/2027 (f)		2,670	2,804	6.38%, 11/07/2021	EUR	1,000	1,159
Terraform Global Operating LLC				WMG Acquisition Corp
9.75%, 08/15/2022(f),(h)		7,585	8,419
				4.13%, 11/01/2024		2,473	2,829
			$80,476	6.75%, 04/15/2022(f)		$3,280	3,461
Electronics - 0.07%							$71,136
Techem Energy Metering Service GmbH &
Co KG
7.88%, 10/01/2020	EUR	3,000	3,403

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Food- 0.91%				Gas (continued)
Albertsons Cos LLC / Safeway Inc / New				Perusahaan Gas Negara Persero Tbk
Albertson's Inc / Albertson's LLC				5.13%, 05/16/2024		$2,015	$2,146
5.75%, 03/15/2025(f)		$6,675	$6,491				$7,881
6.63%, 06/15/2024(f)		2,150	2,198	Hand & Machine Tools - 0.00%
BI-LO LLC / BI-LO Finance Corp				Stanley Black & Decker Inc
9.25%, 02/15/2019(f)		3,345	2,927	5.75%, 12/15/2053		450	474
Boparan Finance PLC
5.50%, 07/15/2021(h)	GBP	2,350	3,044	Healthcare - Products - 0.17%
Casino Guichard Perrachon SA				DJO Finco Inc / DJO Finance LLC / DJO
4.05%, 08/05/2026(h)	EUR	1,000	1,160	Finance Corp
4.50%, 03/07/2024(h)		1,500	1,801	8.13%, 06/15/2021(f)		6,000	5,295
Cencosud SA				Kinetic Concepts Inc / KCI USA Inc
6.63%, 02/12/2045(f)		$2,290	2,401	7.88%, 02/15/2021(f)		4,050	4,318
Clearwater Seafoods Inc				Mallinckrodt International Finance SA /
6.88%, 05/01/2025(f)		1,030	1,066	Mallinckrodt CB LLC
ESAL GmbH				5.75%, 08/01/2022(f)		3,530	3,468
6.25%, 02/05/2023(f)		2,967	3,007	Universal Hospital Services Inc
Grupo Bimbo SAB de CV				7.63%, 08/15/2020		6,210	6,296
4.88%, 06/27/2044(f)		5,000	4,870				$19,377
JBS USA LUX SA / JBS USA Finance Inc				Healthcare - Services - 2.25%
5.75%, 06/15/2025(f)		3,123	3,225
				Acadia Healthcare Co Inc
KeHE Distributors LLC / KeHE Finance				5.13%, 07/01/2022		4,670	4,723
Corp				6.50%, 03/01/2024		2,100	2,226
7.63%, 08/15/2021(f)		6,075	6,136
				Centene Corp
Lamb Weston Holdings Inc				6.13%, 02/15/2024		1,880	2,026
4.88%, 11/01/2026(f)		1,695	1,748	CHS/Community Health Systems Inc
MARB BondCo PLC				5.13%, 08/01/2021		2,700	2,676
7.00%, 03/15/2024(f)		1,358	1,373
				6.25%, 03/31/2023		2,025	2,060
Marfrig Holdings Europe BV				Eagle Holding Co II LLC
6.88%, 06/24/2019(f)		2,336	2,426	7.63%, PIK 8.38%, 05/15/2022(f),(i),(j)		2,450	2,499
8.00%, 06/08/2023(f)		2,080	2,207
				Envision Healthcare Corp
Minerva Luxembourg SA				5.13%, 07/01/2022(f)		7,867	7,985
6.50%, 09/20/2026(f)		5,252	5,213
				5.63%, 07/15/2022		2,350	2,424
7.75%, 01/31/2023(f)		2,405	2,528	6.25%, 12/01/2024(f)		3,500	3,684
Moy Park BondCo PLC				HCA Inc
6.25%, 05/29/2021	GBP	1,500	2,001	4.50%, 02/15/2027		7,325	7,395
Pinnacle Foods Finance LLC / Pinnacle Foods				5.00%, 03/15/2024		2,500	2,653
Finance Corp				5.88%, 02/15/2026		10,800	11,475
5.88%, 01/15/2024		$2,625	2,799	HealthSouth Corp
Post Holdings Inc				5.75%, 11/01/2024		6,500	6,622
5.00%, 08/15/2026(f)		8,155	8,114
				5.75%, 09/15/2025		2,500	2,528
5.50%, 03/01/2025(f)		5,800	6,061
				Holding Medi-Partenaires SAS
6.00%, 12/15/2022(f)		5,000	5,338	7.00%, 05/15/2020	EUR	3,265	3,686
Premier Foods Finance PLC				HomeVi SAS
6.50%, 03/15/2021	GBP	900	1,189	6.88%, 08/15/2021		2,300	2,627
Simmons Foods Inc				IASIS Healthcare LLC / IASIS Capital Corp
7.88%, 10/01/2021(f)		$12,516	13,298
				8.38%, 05/15/2019		$20,918	20,395
Tesco PLC				LifePoint Health Inc
6.13%, 02/24/2022	GBP	3,900	5,826	5.50%, 12/01/2021		1,100	1,136
TreeHouse Foods Inc				MPH Acquisition Holdings LLC
6.00%, 02/15/2024(f)		$1,800	1,917	7.13%, 06/01/2024(f)		6,750	7,256
US Foods Inc				Opal Acquisition Inc
5.88%, 06/15/2024(f)		5,085	5,314	8.88%, 12/15/2021(f)		52,146	47,844
			$105,678	RegionalCare Hospital Partners Holdings Inc
Forest Products & Paper - 0.14%				8.25%, 05/01/2023(f)		23,770	25,288
Eldorado Intl. Finance GmbH				Select Medical Corp
8.63%, 06/16/2021(f)		5,605	4,851	6.38%, 06/01/2021		5,511	5,635
Fibria Overseas Finance Ltd				Surgery Center Holdings Inc
5.25%, 05/12/2024		1,182	1,220	8.88%, 04/15/2021(f)		16,730	17,775
Smurfit Kappa Acquisitions Unltd Co				Synlab Bondco PLC
2.75%, 02/01/2025	EUR	2,000	2,239	6.25%, 07/01/2022	EUR	3,000	3,538
Suzano Austria GmbH				Tenet Healthcare Corp
7.00%, 03/16/2047(f)		$3,265	3,228	5.00%, 03/01/2019		$6,054	6,065
Tembec Industries Inc				5.50%, 03/01/2019		2,800	2,828
9.00%, 12/15/2019(f)		3,085	3,154	6.75%, 06/15/2023		48,830	46,633
WEPA Hygieneprodukte GmbH				7.50%, 01/01/2022(f)		2,295	2,456
3.75%, 05/15/2024	EUR	1,000	1,139	Unilabs Subholding AB
			$15,831	5.75%, 05/15/2025(f),(i)	EUR	2,200	2,385
Gas- 0.07%				WellCare Health Plans Inc
NGL Energy Partners LP / NGL Energy				5.25%, 04/01/2025		$3,815	3,968
Finance Corp							$260,491
7.50%, 11/01/2023(f)		$5,735	5,735

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Holding Companies - Diversified - 0.78%				Internet (continued)
CeramTec Group GmbH				Netflix Inc
8.25%, 08/15/2021	EUR	4,300	$4,965	3.63%, 05/15/2027(e),(f),(i)	EUR	1,550	$1,713
HRG Group Inc				4.38%, 11/15/2026(f)		$2,385	2,349
7.75%, 01/15/2022		$76,306	80,598	5.50%, 02/15/2022		7,460	7,982
ProGroup AG				TIBCO Software Inc
5.13%, 05/01/2022	EUR	3,300	3,809	11.38%, 12/01/2021 (f)		4,850	5,371
Sinochem Overseas Capital Co Ltd				Zayo Group LLC / Zayo Capital Inc
6.30%, 11/12/2040		$950	1,187	5.75%, 01/15/2027(f)		2,900	3,078
			$90,559	6.38%, 05/15/2025		4,810	5,201
Home Builders - 0.15%							$30,087
Beazer Homes USA Inc				Iron & Steel - 0.67%
8.75%, 03/15/2022		2,645	2,942	ABJA Investment Co Pte Ltd
Lennar Corp				4.85%, 01/31/2020		914	940
4.50%, 04/30/2024		4,260	4,303	5.95%, 07/31/2024		855	886
Mattamy Group Corp				AK Steel Corp
6.88%, 12/15/2023(f)		4,090	4,243	7.00%, 03/15/2027		1,585	1,567
Woodside Homes Co LLC / Woodside Homes				7.50%, 07/15/2023		2,660	2,896
Finance Inc				7.63%, 10/01/2021		1,030	1,075
6.75%, 12/15/2021(f)		5,700	5,989	ArcelorMittal
			$17,477	3.00%, 04/09/2021	EUR	2,300	2,634
Insurance - 1.32%				7.75%, 10/15/2039(h)		$7,800	8,912
AG Insurance SA				Evraz Group SA
6.75%, 03/29/2049(g),(h)		3,000	3,177	6.50%, 04/22/2020		3,595	3,842
AIG Life Holdings Inc				Material Sciences Corp
8.50%, 07/01/2030		5,400	7,102	14.00%, 06/22/2022 (c),(d),(e)		20,670	19,224
Alliant Holdings Intermediate LLC				Optima Specialty Steel
8.25%, 08/01/2023(f)		39,218	41,870	0.00%, 12/30/2016(a),(c),(d),(e)		14,740	12,478
Allstate Corp/The				Samarco Mineracao SA
5.75%, 08/15/2053(h)		100	109	0.00%, 11/01/2022(a),(f)		3,925	2,512
American Equity Investment Life Holding				0.00%, 10/24/2023(a),(f)		2,300	1,472
Co				Signode Industrial Group Lux SA/Signode
6.63%, 07/15/2021		2,890	3,002	Industrial Group US Inc
American International Group Inc				6.38%, 05/01/2022(f)		4,425	4,558
8.18%, 05/15/2068		1,500	1,935	thyssenkrupp AG
Aviva PLC				4.00%, 08/27/2018	EUR	1,700	1,940
8.25%, 04/29/2049(g)		350	361	Vale Overseas Ltd
Catlin Insurance Co Ltd				5.88%, 06/10/2021		$5,880	6,350
4.13%, 07/29/2049(f),(g),(h)		6,150	5,658	6.25%, 08/10/2026		2,320	2,535
Glen Meadow Pass-Through Trust				6.88%, 11/21/2036		1,625	1,761
3.16%, 02/12/2067(f),(h)		3,000	2,629	6.88%, 11/10/2039		1,511	1,636
Great-West Life & Annuity Insurance Capital							$77,218
LP				Leisure Products & Services - 0.02%
6.63%, 11/15/2034(f)		2,400	2,759	Silversea Cruise Finance Ltd
HUB International Ltd				7.25%, 02/01/2025(f)		2,105	2,231
7.88%, 10/01/2021(f)		7,222	7,566
Ironshore Holdings US Inc				Lodging - 0.19%
8.50%, 05/15/2020(f)		3,410	3,887	Jack Ohio Finance LLC / Jack Ohio Finance 1
Liberty Mutual Group Inc				Corp
7.80%, 03/07/2087(f)		9,861	11,414	6.75%, 11/15/2021(f)		2,860	2,989
Liberty Mutual Insurance Co				10.25%, 11/15/2022 (f)		7,700	8,345
7.70%, 10/15/2097(f)		946	1,243	MCE Finance Ltd
Lincoln National Corp				5.00%, 02/15/2021(f)		1,984	2,027
3.20%, 04/20/2067(h)		5,584	4,830	MGM Resorts International
MetLife Capital Trust IV				4.63%, 09/01/2026		4,750	4,738
7.88%, 12/15/2067(f)		5,000	6,378	Studio City Co Ltd
MetLife Inc				5.88%, 11/30/2019(f)		2,700	2,825
9.25%, 04/08/2068(f),(h)		11,000	15,826	7.25%, 11/30/2021(f)		787	844
Provident Financing Trust I							$21,768
7.41%, 03/15/2038		4,400	4,972	Machinery - Construction & Mining - 0.07%
Prudential Financial Inc				BlueLine Rental Finance Corp / BlueLine
5.88%, 09/15/2042(h)		3,700	4,088	Rental LLC
Prudential PLC				9.25%, 03/15/2024(f)		4,255	4,446
7.75%, 12/31/2049(g)		2,215	2,283	Vertiv Group Corp
Voya Financial Inc				9.25%, 10/15/2024(f)		3,860	4,145
5.65%, 05/15/2053(h)		19,800	20,443				$8,591
XLIT Ltd				Machinery - Diversified - 0.38%
3.62%, 12/31/2049(g),(h)		2,100	1,785
				Cleaver-Brooks Inc
			$153,317	8.75%, 12/15/2019(f)		10,645	10,991
Internet - 0.26%				9.75%, 12/31/2019(c),(e),(f)		12,500	12,297
EIG Investors Corp				Cloud Crane LLC
10.88%, 02/01/2024		4,125	4,393	10.13%, 08/01/2024 (f)		7,920	8,455

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified (continued)				Media (continued)
CNH Industrial Capital LLC				Ziggo Secured Finance BV
3.88%, 10/15/2021		$2,150	$2,163	5.50%, 01/15/2027(f)		$10,715	$10,983
Xerium Technologies Inc							$209,095
9.50%, 08/15/2021		10,070	10,448	Metal Fabrication & Hardware - 0.23%
			$44,354	Grinding Media Inc / MC Grinding Media
Media- 1.81%				Canada Inc
Altice Financing SA				7.38%, 12/15/2023(f)		1,525	1,627
5.25%, 02/15/2023	EUR	1,000	1,161	Novelis Corp
6.50%, 01/15/2022(f)		$2,660	2,790	5.88%, 09/30/2026(f)		2,000	2,055
6.63%, 02/15/2023(f)		13,510	14,303	6.25%, 08/15/2024(f)		3,050	3,210
Altice US Finance I Corp				Optimas OE Solutions Holding LLC / Optimas
5.50%, 05/15/2026(f)		2,140	2,212	OE Solutions Inc
AMC Networks Inc				8.63%, 06/01/2021(f)		20,074	18,970
5.00%, 04/01/2024		8,000	8,105	Park-Ohio Industries Inc
Cable One Inc				6.63%, 04/15/2027(f)		1,030	1,056
5.75%, 06/15/2022(f)		2,067	2,165				$26,918
Cablevision SA/Argentina				Mining - 1.42%
6.50%, 06/15/2021(f)		3,133	3,337	Alcoa Nederland Holding BV
CCO Holdings LLC / CCO Holdings Capital				6.75%, 09/30/2024(f)		1,405	1,537
Corp				7.00%, 09/30/2026(f)		2,380	2,630
5.13%, 05/01/2023(f)		7,100	7,411	Aleris International Inc
5.13%, 05/01/2027(f)		10,035	10,235	7.88%, 11/01/2020		4,587	4,541
5.50%, 05/01/2026(f)		8,000	8,395	9.50%, 04/01/2021(f)		4,775	5,121
5.88%, 04/01/2024(f)		4,275	4,580	Anglo American Capital PLC
CSC Holdings LLC				2.88%, 11/20/2020	EUR	1,500	1,743
5.25%, 06/01/2024		7,485	7,574	3.50%, 03/28/2022		1,700	2,027
6.63%, 10/15/2025(f)		4,300	4,703	Century Aluminum Co
DISH DBS Corp				7.50%, 06/01/2021(c),(f)		$32,532	32,857
5.13%, 05/01/2020		4,100	4,285	Cia Minera Ares SAC
5.88%, 11/15/2024		9,444	9,916	7.75%, 01/23/2021(f)		1,410	1,510
7.75%, 07/01/2026		4,700	5,505	Cia Minera Milpo SAA
Grupo Televisa SAB				4.63%, 03/28/2023(f)		3,381	3,427
6.13%, 01/31/2046		3,000	3,261	Constellium NV
LGE HoldCo VI BV				4.63%, 05/15/2021	EUR	2,500	2,727
7.13%, 05/15/2024	EUR	2,725	3,366	6.63%, 03/01/2025(f)		$7,440	7,328
Midcontinent Communications / Midcontinent				Corp Nacional del Cobre de Chile
Finance Corp				6.15%, 10/24/2036		5,189	6,075
6.88%, 08/15/2023(f)		$3,250	3,486	Eldorado Gold Corp
SFR Group SA				6.13%, 12/15/2020(f)		10,675	10,969
5.63%, 05/15/2024	EUR	4,000	4,700	First Quantum Minerals Ltd
6.00%, 05/15/2022(f)		$6,600	6,881	7.00%, 02/15/2021(f)		1,750	1,811
6.25%, 05/15/2024(f)		3,000	3,105	7.25%, 05/15/2022(f)		4,441	4,574
7.38%, 05/01/2026(f)		1,725	1,813	7.25%, 04/01/2023(f)		1,140	1,161
Sinclair Television Group Inc				7.50%, 04/01/2025(f)		2,835	2,892
5.13%, 02/15/2027(f)		1,800	1,787	Freeport-McMoRan Inc
5.88%, 03/15/2026(f)		3,250	3,384	6.88%, 02/15/2023(f)		2,060	2,168
Sirius XM Radio Inc				Hudbay Minerals Inc
6.00%, 07/15/2024(f)		7,500	8,025	7.63%, 01/15/2025(f)		2,365	2,534
Telenet Finance V Luxembourg SCA				IAMGOLD Corp
6.75%, 08/15/2024	EUR	4,200	5,036	7.00%, 04/15/2025(f)		435	436
Tribune Media Co				International Wire Group Inc
5.88%, 07/15/2022		$7,150	7,511	10.75%, 08/01/2021 (f)		7,400	7,252
Unitymedia GmbH				Joseph T Ryerson & Son Inc
3.75%, 01/15/2027	EUR	4,500	4,958	11.00%, 05/15/2022 (f)		18,880	21,311
6.13%, 01/15/2025(f)		$4,225	4,511	Mirabela Nickel Ltd
UPC Holding BV				1.00%, 09/10/2044(c),(e)		141	—
6.38%, 09/15/2022	EUR	4,100	4,689	Nyrstar Netherlands Holdings BV
UPCB Finance IV Ltd				6.88%, 03/15/2024(f)	EUR	2,150	2,353
5.38%, 01/15/2025(f)		$1,150	1,170	Real Alloy Holding Inc
Viacom Inc				10.00%, 01/15/2019 (c),(f)		$21,860	22,024
5.87%, 02/28/2057(h)		3,349	3,458	Southern Copper Corp
Virgin Media Finance PLC				5.25%, 11/08/2042		1,312	1,280
6.00%, 10/15/2024(f)		6,975	7,306	5.88%, 04/23/2045		1,720	1,812
6.38%, 10/15/2024	GBP	3,100	4,310	Teck Resources Ltd
7.00%, 04/15/2023		1,100	1,527	3.75%, 02/01/2023		2,115	2,084
VTR Finance BV				6.25%, 07/15/2041		5,110	5,417
6.88%, 01/15/2024(f)		$8,815	9,366	Vedanta Resources PLC
Ziggo Bond Finance BV				6.38%, 07/30/2022(f)		1,981	2,008
4.63%, 01/15/2025	EUR	1,000	1,146	7.13%, 05/31/2023(f)		99	103
5.88%, 01/15/2025(f)		$3,930	4,033	8.25%, 06/07/2021(f)		880	957
6.00%, 01/15/2027(f)		2,555	2,606				$164,669

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Miscellaneous Manufacturers - 0.06%				Oil & Gas (continued)
Bombardier Inc				Chesapeake Energy Corp
6.13%, 01/15/2023(f)		$1,180	$1,177	8.00%, 01/15/2025(f)	$2,120	$2,096
7.50%, 03/15/2025(f)		1,675	1,742	Continental Resources Inc/OK
8.75%, 12/01/2021(f)		3,065	3,410	4.50%, 04/15/2023	5,540	5,457
Colfax Corp				Cosan Luxembourg SA
3.25%, 05/15/2025(f)	EUR	150	165	7.00%, 01/20/2027(f)	2,750	2,870
			$6,494	CrownRock LP / CrownRock Finance Inc
Mortgage Backed Securities - 1.42%				7.13%, 04/15/2021(f)	2,550	2,633
BCAP LLC 2013-RR4 Trust				Ecopetrol SA
4.07%, 02/13/2051(e),(f),(h),(k)		$37,729	370	5.88%, 09/18/2023	1,000	1,082
6.07%, 02/13/2051(e),(f),(h)		11,334	11,155	5.88%, 05/28/2045	6,465	5,933
Fannie Mae REMICS				EP Energy LLC / Everest Acquisition Finance
4.50%, 02/25/2043(h),(k)		2,780	523	Inc
5.06%, 03/25/2047(h),(k)		8,211	1,831	8.00%, 11/29/2024(f)	775	811
5.11%, 01/25/2045(h),(k)		6,586	1,243	8.00%, 02/15/2025(f)	1,125	1,004
5.11%, 09/25/2046(h),(k)		21,244	3,915	9.38%, 05/01/2020	4,005	3,790
5.11%, 09/25/2046(h),(k)		17,622	3,179	EP PetroEcuador via Noble Sovereign
5.11%, 09/25/2046(h),(k)		20,317	3,809	Funding I Ltd
5.11%, 09/25/2046(h),(k)		22,227	4,216	6.78%, 09/24/2019(h)	1,855	1,859
5.51%, 01/25/2042(h),(k)		18,058	3,729	Extraction Oil & Gas Holdings LLC /
Freddie Mac Structured Agency Credit Risk				Extraction Finance Corp
Debt Notes				7.88%, 07/15/2021(f)	3,825	4,007
1.79%, 03/25/2029(h)		4,752	4,763	Gazprom OAO Via Gaz Capital SA
2.19%, 11/25/2028(h)		4,222	4,235	4.95%, 07/19/2022(f)	4,677	4,871
3.64%, 03/25/2028(h)		3,450	3,542	6.51%, 03/07/2022(f)	4,830	5,376
3.84%, 04/25/2028(h)		5,091	5,287	GeoPark Latin America Ltd Agencia en Chile
Ginnie Mae				7.50%, 02/11/2020(f)	3,544	3,562
3.50%, 06/20/2041(k)		26,193	4,044	Gulfport Energy Corp
3.50%, 05/20/2046(h),(k)		10,875	1,922	6.00%, 10/15/2024(f)	5,200	5,122
4.00%, 03/20/2045(h),(k)		10,037	1,731	6.38%, 05/15/2025(f)	6,135	6,112
4.07%, 09/16/2043(h),(k)		34,043	4,565	Halcon Resources Corp
4.50%, 04/20/2045(k)		11,103	2,237	6.75%, 02/15/2025(f)	2,270	2,179
4.50%, 04/20/2045(h),(k)		15,848	3,251	Jones Energy Holdings LLC / Jones Energy
4.61%, 04/20/2045(h),(k)		22,230	3,813	Finance Corp
5.03%, 12/20/2040(h),(k)		3,808	667	6.75%, 04/01/2022	2,875	2,415
5.06%, 04/20/2046(h),(k)		20,708	4,633	9.25%, 03/15/2023	4,188	3,811
5.11%, 12/16/2043(h),(k)		24,343	4,061	KazMunayGas National Co JSC
5.11%, 06/20/2046(h),(k)		15,791	3,641	6.38%, 04/09/2021(f)	12,437	13,653
5.11%, 08/20/2046(h),(k)		19,234	4,629	6.38%, 04/09/2021	2,015	2,212
5.11%, 09/20/2046(h),(k)		19,588	4,935	7.00%, 05/05/2020	3,434	3,770
5.11%, 11/20/2046(h),(k)		19,718	4,804	Lukoil International Finance BV
5.11%, 01/20/2047(h),(k)		22,092	5,139	4.75%, 11/02/2026(f)	2,950	3,015
5.11%, 01/20/2047(h),(k)		19,405	4,202	6.13%, 11/09/2020	2,050	2,255
5.11%, 01/20/2047(h),(k)		22,622	5,251	Matador Resources Co
5.16%, 03/20/2047(h),(k)		24,919	5,573	6.88%, 04/15/2023(f)	500	528
5.21%, 09/20/2041(h),(k)		7,888	1,310	MEG Energy Corp
5.21%, 08/20/2042(h),(k)		19,376	3,500	6.38%, 01/30/2023(f)	5,900	5,192
5.21%, 11/20/2045(h),(k)		16,584	3,395	6.50%, 01/15/2025(f)	2,300	2,271
5.26%, 06/20/2044(h),(k)		24,093	3,927	7.00%, 03/31/2024(f)	21,627	19,302
5.26%, 10/20/2045(h),(k)		19,461	3,959	Murphy Oil USA Inc
5.26%, 11/20/2045(h),(k)		11,747	2,304	5.63%, 05/01/2027	375	384
5.31%, 05/20/2045(h),(k)		18,858	3,749	Oasis Petroleum Inc
5.61%, 03/20/2042(h),(k)		19,438	4,938	6.88%, 01/15/2023	4,510	4,555
5.66%, 02/20/2042(h),(k)		11,525	2,783	Parsley Energy LLC / Parsley Finance Corp
5.76%, 03/20/2042(h),(k)		29,565	5,119	5.25%, 08/15/2025(f)	2,125	2,141
5.76%, 11/20/2045(h),(k)		15,968	3,786	5.38%, 01/15/2025(f)	2,100	2,121
5.76%, 12/20/2045(h),(k)		20,751	4,335	PDC Energy Inc
			$164,000	6.13%, 09/15/2024(f)	1,500	1,538
Office & Business Equipment - 0.02%				Pertamina Persero PT
				4.30%, 05/20/2023(f)	6,103	6,279
CDW LLC / CDW Finance Corp
5.00%, 09/01/2025		1,875	1,922	4.88%, 05/03/2022(f)	4,348	4,587
				5.25%, 05/23/2021	3,768	4,027
Oil & Gas - 3.20%				5.63%, 05/20/2043	2,286	2,353
Antero Resources Corp				6.00%, 05/03/2042(f)	3,095	3,289
5.00%, 03/01/2025(f)		4,600	4,543	6.45%, 05/30/2044	1,880	2,121
5.13%, 12/01/2022		4,150	4,212	6.50%, 05/27/2041	320	360
5.38%, 11/01/2021		4,125	4,259	Petrobras Argentina SA
				7.38%, 07/21/2023(f)	5,731	6,127
Ascent Resources Utica Holdings LLC / ARU
Finance Corp				Petrobras Global Finance BV
10.00%, 04/01/2022 (f)		2,590	2,677	4.38%, 05/20/2023	6,200	5,935
Callon Petroleum Co				5.38%, 01/27/2021	1,500	1,541
6.13%, 10/01/2024(f)		2,980	3,122	6.88%, 01/20/2040	3,440	3,285
				7.38%, 01/17/2027	3,645	3,919

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value (000's)
Oil & Gas (continued)					Oil & Gas (continued)
Petrobras Global Finance BV (continued)					YPF SA (continued)
8.38%, 05/23/2021		$1,562	$ 1,769		8.88%, 12/19/2018(f)		$3,942	$4,267
8.75%, 05/23/2026		3,852	4,491					$370,446
Petroleos de Venezuela SA					Oil & Gas Services - 0.21%
5.38%, 04/12/2027		3,705	1,413		Archrock Partners LP / Archrock Partners
5.50%, 04/12/2037		7,485	2,863		Finance Corp
6.00%, 05/16/2024		18,812	7,437		6.00%, 10/01/2022		2,360	2,354
6.00%, 11/15/2026		32,103	12,247		Bibby Offshore Services PLC
8.50%, 10/27/2020		7,985	6,256		7.50%, 06/15/2021	GBP	1,300	1,000
Petroleos Mexicanos					Forum Energy Technologies Inc
4.50%, 01/23/2026		1,613	1,565		6.25%, 10/01/2021		$9,570	9,498
4.63%, 09/21/2023		2,130	2,142		FTS International Inc
4.77%, 03/11/2022(f),(h)		4,314	4,685		8.63%, 06/15/2020(f),(h)		4,050	4,091
4.88%, 01/18/2024		251	254		SESI LLC
5.63%, 01/23/2046		11,478	10,218		7.13%, 12/15/2021		4,285	4,328
6.00%, 03/05/2020		1,480	1,593		Weatherford International Ltd
6.38%, 02/04/2021		2,166	2,358		4.50%, 04/15/2022		1,200	1,134
6.38%, 01/23/2045		4,795	4,694		9.88%, 02/15/2024(f)		1,200	1,398
6.50%, 03/13/2027(f)		7,109	7,695					$23,803
6.75%, 09/21/2047		12,620	12,826		Other Asset Backed Securities - 0.06%
6.88%, 08/04/2026		6,473	7,234		Dell Equipment Finance Trust 2017-1
9.50%, 09/15/2027		1,204	1,505		1.86%, 06/24/2019(f),(h),(i)		6,500	6,499
Petroleum Co of Trinidad & Tobago Ltd
6.00%, 05/08/2022(f)		2,420	2,391
					Packaging & Containers - 0.56%
Precision Drilling Corp					ARD Finance SA
5.25%, 11/15/2024		2,550	2,454		7.13%, PIK 7.88%, 09/15/2023(f),(j)		3,470	3,600
PTT Exploration & Production PCL					Ardagh Packaging Finance PLC / Ardagh
4.88%, 12/31/2049(f),(g),(h)		3,955	4,044
					Holdings USA Inc
QEP Resources Inc					6.75%, 05/15/2024	EUR	5,000	5,984
5.25%, 05/01/2023		3,050	2,981		7.25%, 05/15/2024(f)		$4,600	5,008
Raizen Fuels Finance SA					Ball Corp
5.30%, 01/20/2027(f)		877	907		4.38%, 12/15/2023	EUR	2,000	2,434
Repsol International Finance BV					Berry Plastics Corp
3.88%, 12/31/2049(g),(h)	EUR	1,000	1,132		6.00%, 10/15/2022		$4,500	4,781
4.50%, 03/25/2075(h)		1,250	1,395
					BWAY Holding Co
Rosneft Oil Co via Rosneft International					7.25%, 04/15/2025(f)		2,295	2,292
Finance Ltd					Coveris Holdings SA
4.20%, 03/06/2022(f)		$4,786	4,793		7.88%, 11/01/2019(f)		4,115	4,064
RSP Permian Inc					Crown Cork & Seal Co Inc
5.25%, 01/15/2025(f)		1,700	1,726		7.38%, 12/15/2026		4,345	5,040
Saka Energi Indonesia PT					Flex Acquisition Co Inc
4.45%, 05/05/2024(f),(i)		3,320	3,329		6.88%, 01/15/2025(f)		2,700	2,781
Sinopec Group Overseas Development 2014					Kloeckner Pentaplast of America Inc
Ltd					7.13%, 11/01/2020	EUR	2,577	2,905
4.38%, 04/10/2024(f)		677	716
					Reynolds Group Issuer Inc / Reynolds Group
Sinopec Group Overseas Development 2016					Issuer LLC / Reynolds Group Issuer
Ltd					(Luxembourg) S.A.
2.75%, 09/29/2026(f)		2,385	2,214		4.66%, 07/15/2021(f),(h)		$3,000	3,067
State Oil Co of the Azerbaijan Republic					5.13%, 07/15/2023(f)		6,440	6,714
4.75%, 03/13/2023		1,939	1,920		5.75%, 10/15/2020		2,000	2,060
6.95%, 03/18/2030		3,065	3,318		6.88%, 02/15/2021(h)		3,694	3,796
Sunoco LP / Sunoco Finance Corp					SIG Combibloc Holdings SCA
6.38%, 04/01/2023		1,065	1,134		7.75%, 02/15/2023	EUR	4,000	4,672
Teine Energy Ltd					Silgan Holdings Inc
6.88%, 09/30/2022(f)		5,694	5,808		3.25%, 03/15/2025(f)		3,000	3,301
Tengizchevroil Finance Co International Ltd					Verallia Packaging SASU
4.00%, 08/15/2026(f)		5,095	4,924
					5.13%, 08/01/2022		2,500	2,899
Tesoro Corp								$65,398
4.75%, 12/15/2023(f)		4,485	4,698
					Pharmaceuticals - 0.42%
Tullow Oil PLC					Catalent Pharma Solutions Inc
6.25%, 04/15/2022(f)		5,318	5,085
					4.75%, 12/15/2024		700	811
6.25%, 04/15/2022		228	218		DPx Holdings BV
Ultra Resources Inc					7.50%, 02/01/2022(f)		$9,847	10,425
6.88%, 04/15/2022(f)		2,540	2,569
					Grifols SA
Unit Corp					3.20%, 05/01/2025(f)	EUR	2,900	3,139
6.63%, 05/15/2021		9,640	9,592		inVentiv Group Holdings Inc / inVentiv
Whiting Petroleum Corp					Health Inc/inVentiv Health Clinical Inc
5.75%, 03/15/2021		4,080	4,060		7.50%, 10/01/2024(f)		$2,940	3,036
WildHorse Resource Development Corp					Teva Pharmaceutical Finance Netherlands III
6.88%, 02/01/2025(f)		3,335	3,202
					BV
YPF SA					3.15%, 10/01/2026		3,435	3,198
8.75%, 04/04/2024(f)		6,722	7,761

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)				REITS (continued)
Valeant Pharmaceuticals International Inc				MGM Growth Properties Operating
4.50%, 05/15/2023	EUR	4,800	$3,674	Partnership LP / MGP Finance Co-Issuer
5.38%, 03/15/2020(f)		$5,380	4,613	Inc (continued)
5.63%, 12/01/2021(f)		1,135	873	5.63%, 05/01/2024		$5,240	$5,653
Vizient Inc				MPT Operating Partnership LP / MPT Finance
10.38%, 03/01/2024 (f)		16,220	18,572	Corp
			$48,341	5.25%, 08/01/2026		650	666
Pipelines - 0.30%				6.38%, 03/01/2024		2,845	3,080
Antero Midstream Partners LP / Antero				QCP SNF West/Central/East/AL REIT LLC
Midstream Finance Corp				8.13%, 11/01/2023(f)		4,890	5,110
5.38%, 09/15/2024(f)		1,240	1,268	Trust F/1401
Cheniere Corpus Christi Holdings LLC				6.95%, 01/30/2044(f)		3,200	3,296
7.00%, 06/30/2024(f)		6,630	7,408				$43,971
Enterprise Products Operating LLC				Retail - 0.33%
7.03%, 01/15/2068(h)		6,150	6,350	1011778 BC ULC / New Red Finance Inc
Gibson Energy Inc				4.63%, 01/15/2022(f)		2,100	2,164
6.75%, 07/15/2021(f)		3,249	3,387	6.00%, 04/01/2022(f)		7,000	7,298
Holly Energy Partners LP / Holly Energy				Carrols Restaurant Group Inc
Finance Corp				8.00%, 05/01/2022		2,400	2,559
6.00%, 08/01/2024(f)		3,400	3,596	L Brands Inc
NuStar Logistics LP				6.75%, 07/01/2036		3,650	3,536
5.63%, 04/28/2027		2,950	3,042	Landry's Inc
Oleoducto Central SA				6.75%, 10/15/2024(f)		2,725	2,854
4.00%, 05/07/2021(f)		1,864	1,915	NPC International Inc / NPC Quality Burgers
Southern Gas Corridor CJSC				Inc / NPC Operating Co B Inc
6.88%, 03/24/2026(f)		1,604	1,770	10.50%, 01/15/2020		4,600	4,739
Summit Midstream Holdings LLC / Summit				Reliance Intermediate Holdings LP
Midstream Finance Corp				6.50%, 04/01/2023(f)		7,250	7,830
5.75%, 04/15/2025		2,320	2,349	Stonegate Pub Co Financing PLC
Tesoro Logistics LP / Tesoro Logistics				4.88%, 03/15/2022(f)	GBP	800	1,041
Finance Corp				Suburban Propane Partners LP/Suburban
5.25%, 01/15/2025		3,475	3,688	Energy Finance Corp
			$34,773	5.50%, 06/01/2024		$4,385	4,352
Private Equity - 0.04%				5.75%, 03/01/2025		350	347
Icahn Enterprises LP / Icahn Enterprises				Tops Holding LLC / Tops Markets II Corp
Finance Corp				8.00%, 06/15/2022(f)		1,910	1,671
5.88%, 02/01/2022		4,560	4,691				$38,391
				Semiconductors - 0.08%
Real Estate - 0.03%				Micron Technology Inc
Crescent Communities LLC/Crescent				5.50%, 02/01/2025		88	92
Ventures Inc				7.50%, 09/15/2023		3,030	3,394
8.88%, 10/15/2021(f)		3,015	3,166	Sensata Technologies UK Financing Co PLC
				6.25%, 02/15/2026(f)		4,900	5,304
Regional Authority - 0.22%							$8,790
Brazil Loan Trust 1				Software - 1.28%
5.48%, 07/24/2023(f)		5,259	5,364	Camelot Finance SA
Province of British Columbia Canada				7.88%, 10/15/2024(f)		7,250	7,776
6.60%, 01/09/2020(f)	INR	133,400	2,080	Change Healthcare Holdings LLC / Change
Provincia de Buenos Aires/Argentina				Healthcare Finance Inc
6.50%, 02/15/2023		$3,815	3,936	5.75%, 03/01/2025(f)		3,800	3,900
7.88%, 06/15/2027(f)		2,490	2,599	Epicor / Eagle Parent 2L Note
9.38%, 09/14/2018		4,005	4,305	9.25%, 06/01/2023(c),(e),(h)		15,000	14,412
Provincia de Neuquen Argentina				First Data Corp
7.50%, 04/27/2025(f)		3,260	3,300	5.00%, 01/15/2024(f)		13,180	13,480
Provincia del Chaco Argentina				5.38%, 08/15/2023(f)		3,250	3,380
9.38%, 08/18/2024		4,071	4,005	Genesys Telecommunications Laboratories
			$25,589	Inc/Greeneden Lux 3 Sarl
REITS- 0.38%				10.00%, 11/30/2024 (f)		8,000	8,861
Equinix Inc				Infor US Inc
5.38%, 01/01/2022		1,915	2,025	6.50%, 05/15/2022		25,108	26,112
5.38%, 04/01/2023		3,000	3,124	Informatica LLC
5.88%, 01/15/2026		4,050	4,364	7.13%, 07/15/2023(f)		8,342	8,207
ESH Hospitality Inc				MSCI Inc
5.25%, 05/01/2025(f)		5,350	5,417	4.75%, 08/01/2026(f)		1,250	1,284
GEO Group Inc/The				Open Text Corp
5.88%, 10/15/2024		5,200	5,317	5.63%, 01/15/2023(f)		9,875	10,344
iStar Inc				5.88%, 06/01/2026(f)		1,650	1,761
6.00%, 04/01/2022		3,255	3,336	PTC Inc
6.50%, 07/01/2021		2,000	2,085	6.00%, 05/15/2024		3,000	3,210
MGM Growth Properties Operating				Quintiles IMS Inc
Partnership LP / MGP Finance Co-Issuer Inc				3.25%, 03/15/2025(f)	EUR	2,700	2,953
4.50%, 09/01/2026		500	498	5.00%, 10/15/2026(f)		$4,270	4,355

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Software (continued)				Sovereign (continued)
RP Crown Parent LLC				Ecuador Government International Bond
7.38%, 10/15/2024(f)		$13,100	$13,690	7.95%, 06/20/2024		$2,951	$2,818
Sophia LP / Sophia Finance Inc				7.95%, 06/20/2024(f)		4,470	4,269
9.00%, 09/30/2023(f)		15,250	15,936	9.65%, 12/13/2026(f)		7,799	7,935
SS&C Technologies Holdings Inc				10.75%, 03/28/2022 (f)		2,692	2,921
5.88%, 07/15/2023		7,598	8,073	10.75%, 03/28/2022		2,740	2,973
			$147,734	Egypt Government International Bond
Sovereign - 10.27%				6.13%, 01/31/2022(f)		7,254	7,543
1MDB Global Investments Ltd				El Salvador Government International Bond
4.40%, 03/09/2023		25,200	23,625	5.88%, 01/30/2025		1,851	1,657
Angolan Government International Bond				5.88%, 01/30/2025(f)		3,035	2,716
9.50%, 11/12/2025(f)		5,313	5,564	6.38%, 01/18/2027		1,293	1,154
9.50%, 11/12/2025		4,907	5,139	6.38%, 01/18/2027(f)		917	818
Argentine Bonos del Tesoro				7.38%, 12/01/2019		381	383
22.75%, 03/05/2018	ARS	29,691	1,966	7.63%, 02/01/2041		2,794	2,508
21.20%, 09/19/2018		109,607	7,307	7.65%, 06/15/2035		229	208
18.20%, 10/03/2021		41,138	2,902	7.75%, 01/24/2023		4,714	4,749
Argentine Republic Government International				8.25%, 04/10/2032		4,231	4,083
Bond				8.25%, 04/10/2032(f)		633	611
0.00%, 12/15/2035(a),(h)	EUR	119,347	12,373	8.63%, 02/28/2029(f)		4,960	5,010
0.00%, 12/15/2035(a),(h)		$22,065	2,134	Ethiopia International Bond
2.26%, 12/31/2038	EUR	6,114	4,216	6.63%, 12/11/2024(f)		3,167	3,131
2.50%, 12/31/2038(h)		$8,605	5,722	Gabon Government International Bond
6.63%, 07/06/2028		5,815	5,949	6.38%, 12/12/2024(f)		5,469	5,355
6.88%, 01/26/2027		4,615	4,876	6.38%, 12/12/2024		2,762	2,705
7.82%, 12/31/2033	EUR	45,584	52,862	6.95%, 06/16/2025(f)		6,839	6,771
7.82%, 12/31/2033		20,632	24,160	Georgia Government International Bond
Bahrain Government International Bond				6.88%, 04/12/2021(f)		3,156	3,487
6.00%, 09/19/2044(f)		$4,810	4,228	Ghana Government International Bond
7.00%, 10/12/2028(f)		4,507	4,682	10.75%, 10/14/2030 (f)		4,210	5,079
Brazil Minas SPE via State of Minas Gerais				10.75%, 10/14/2030		5,393	6,507
5.33%, 02/15/2028(h)		22,723	22,439	Hazine Mustesarligi Varlik Kiralama AS
Brazil Notas do Tesouro Nacional Serie F				4.56%, 10/10/2018(f)		2,900	2,959
10.00%, 01/01/2027	BRL	26,673	8,244	Honduras Government International Bond
10.00%, 01/01/2025		79,504	24,698	6.25%, 01/19/2027(f)		2,882	2,985
10.00%, 01/01/2021		36,250	11,435	Hungary Government Bond
Brazilian Government International Bond				3.00%, 10/27/2027	HUF	1,954,160	6,656
4.88%, 01/22/2021		$10,295	10,913	Hungary Government International Bond
5.00%, 01/27/2045		6,275	5,687	6.38%, 03/29/2021		$2,184	2,468
5.63%, 01/07/2041		1,394	1,385	Indonesia Government International Bond
5.63%, 02/21/2047		3,537	3,502	3.38%, 04/15/2023(f)		8,375	8,388
6.00%, 04/07/2026		3,975	4,359	4.13%, 01/15/2025		5,508	5,674
City of Buenos Aires Argentina				4.35%, 01/08/2027(f)		4,065	4,242
22.68%, 03/29/2024 (h)	ARS	65,000	4,247	4.75%, 01/08/2026		10,429	11,173
Colombia Government International Bond				5.13%, 01/15/2045		914	970
2.63%, 03/15/2023		$5,780	5,595	5.25%, 01/17/2042		6,075	6,547
4.00%, 02/26/2024		10,727	11,086	5.25%, 01/08/2047(f)		6,605	7,093
4.38%, 07/12/2021		4,400	4,673	Indonesia Treasury Bond
8.13%, 05/21/2024		1,115	1,420	8.25%, 05/15/2036	IDR	29,411,000	2,322
10.38%, 01/28/2033		5,359	8,092	8.75%, 05/15/2031		63,915,000	5,299
Colombian TES				Iraq International Bond
7.50%, 08/26/2026	COP 32,704,900		12,099	5.80%, 01/15/2028(c)		$7,106	6,351
Costa Rica Government International Bond				Ivory Coast Government International Bond
4.25%, 01/26/2023		$2,643	2,567	5.38%, 07/23/2024		1,248	1,215
4.38%, 04/30/2025(f)		7,796	7,445	5.75%, 12/31/2032(h)		23,716	22,743
7.00%, 04/04/2044(f)		2,859	2,951	5.75%, 12/31/2032(f)		4,812	4,614
7.16%, 03/12/2045		11,558	12,020	Jordan Government International Bond
Croatia Government International Bond				5.75%, 01/31/2027(f)		1,679	1,659
5.50%, 04/04/2023(f)		4,487	4,871	KazAgro National Management Holding JSC
5.50%, 04/04/2023		4,694	5,095	4.63%, 05/24/2023(f)		5,005	4,939
6.00%, 01/26/2024(f)		9,537	10,617	Kazakhstan Government International Bond
6.75%, 11/05/2019		1,021	1,112	5.13%, 07/21/2025(f)		1,895	2,068
6.75%, 11/05/2019(f)		6,205	6,758	6.50%, 07/21/2045(f)		3,735	4,441
Dominican Republic International Bond				Kenya Government International Bond
5.50%, 01/27/2025		14,392	14,919	5.88%, 06/24/2019(f)		7,718	7,980
5.88%, 04/18/2024(f)		1,007	1,073	6.88%, 06/24/2024		1,871	1,895
5.95%, 01/25/2027(f)		15,533	16,259	6.88%, 06/24/2024(f)		64	65
6.60%, 01/28/2024		7,975	8,812	6.88%, 06/24/2024(f)		5,670	5,742
6.85%, 01/27/2045		400	425	KSA Sukuk Ltd
7.45%, 04/30/2044(f)		3,266	3,703	2.89%, 04/20/2022(f)		3,215	3,215
7.50%, 05/06/2021(f)		2,600	2,886	3.63%, 04/20/2027(f)		3,185	3,199
8.63%, 04/20/2027		763	910	Kuwait International Government Bond
				3.50%, 03/20/2027(f)		3,370	3,446

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)					Sovereign (continued)
Lebanon Government International Bond					Russian Federal Bond - OFZ	(continued)
5.45%, 11/28/2019		$1,473	$ 1,500		7.40%, 12/07/2022	RUB	661,620	$11,493
6.60%, 11/27/2026		3,806	3,845		7.50%, 02/27/2019(h)		210,640	3,670
6.75%, 11/29/2027		3,680	3,720		Russian Foreign Bond - Eurobond
Mexican Bonos					4.50%, 04/04/2022		$200	214
7.75%, 05/29/2031(h)	MXN	143,711	7,836		4.75%, 05/27/2026		11,000	11,608
8.00%, 11/07/2047		107,140	5,950		4.88%, 09/16/2023		2,000	2,168
8.50%, 11/18/2038(h)		83,850	4,875		5.00%, 04/29/2020		3,000	3,206
10.00%, 12/05/2024 (h)		359,000	22,256		Serbia International Bond
Mexican Udibonos					4.88%, 02/25/2020		2,336	2,435
2.00%, 06/09/2022		160,769	8,043		5.88%, 12/03/2018		1,014	1,067
Mexico Government International Bond					5.88%, 12/03/2018(f)		2,713	2,854
4.00%, 10/02/2023		$6,540	6,789		7.25%, 09/28/2021		2,084	2,400
4.15%, 03/28/2027		9,609	9,878		7.25%, 09/28/2021(f)		3,315	3,817
4.35%, 01/15/2047		1,898	1,760		Sri Lanka Government International Bond
4.60%, 01/23/2046		1,253	1,212		5.13%, 04/11/2019(f)		248	254
4.75%, 03/08/2044		1,265	1,248		5.88%, 07/25/2022(f)		7,756	8,028
5.55%, 01/21/2045		7,984	8,782		6.13%, 06/03/2025(f)		179	182
Montenegro Government International Bond					6.25%, 10/04/2020(f)		6,350	6,728
5.75%, 03/10/2021(f)	EUR	3,528	4,089		6.25%, 07/27/2021		14,875	15,768
Namibia International Bonds					Trinidad & Tobago Government International
5.25%, 10/29/2025(f)		$2,314	2,343		Bond
Nigeria Government International Bond					4.50%, 08/04/2026(f)		2,324	2,245
6.38%, 07/12/2023		1,216	1,254		Turkey Government Bond
7.88%, 02/16/2032(f)		1,267	1,376		9.20%, 09/22/2021	TRY	32,613	8,732
Oman Government International Bond					11.00%, 02/24/2027		26,050	7,730
4.75%, 06/15/2026(f)		1,344	1,351		Turkey Government International Bond
6.50%, 03/08/2047(f)		11,159	12,020		3.25%, 03/23/2023		$14,803	13,885
Panama Government International Bond					4.25%, 04/14/2026		4,845	4,603
6.70%, 01/26/2036		752	972		4.88%, 04/16/2043		4,503	4,070
Panama Notas del Tesoro					5.13%, 03/25/2022		2,916	3,020
4.88%, 02/05/2021		2,349	2,522		5.63%, 03/30/2021		4,695	4,975
Paraguay Government International Bond					5.63%, 03/30/2021		2,779	2,945
4.63%, 01/25/2023(f)		3,834	4,016		5.75%, 03/22/2024		3,923	4,161
5.00%, 04/15/2026(f)		572	601		6.00%, 03/25/2027		9,315	9,967
6.10%, 08/11/2044(f)		813	876		6.00%, 01/14/2041		788	817
Perusahaan Penerbit SBSN Indonesia III					6.63%, 02/17/2045		2,213	2,480
4.55%, 03/29/2026(f)		5,185	5,418		6.88%, 03/17/2036		6,183	7,007
Peruvian Government International Bond					7.00%, 06/05/2020		3,924	4,318
5.70%, 08/12/2024(f)	PEN	25,820	8,139		Ukraine Government International Bond
8.20%, 08/12/2026(f)		31,255	11,413		7.75%, 09/01/2020		10,741	10,822
Republic of Angola Via Northern Lights III					7.75%, 09/01/2020(f)		8,559	8,624
BV					7.75%, 09/01/2021(f)		15,522	15,474
7.00%, 08/17/2019		$3,763	3,885		7.75%, 09/01/2021		6,439	6,419
Republic of Azerbaijan International Bond					7.75%, 09/01/2022(f)		8,749	8,533
4.75%, 03/18/2024(f)		20,517	20,889		7.75%, 09/01/2022		4,188	4,084
4.75%, 03/18/2024		1,402	1,427		7.75%, 09/01/2023(f)		9,201	8,885
Republic of Cameroon International Bond					7.75%, 09/01/2023		4,910	4,742
9.50%, 11/19/2025(f)		1,602	1,823		7.75%, 09/01/2024(f)		2,249	2,140
Republic of Poland Government Bond					7.75%, 09/01/2025(f)		6,266	5,943
2.50%, 07/25/2026	PLN	38,424	9,267		7.75%, 09/01/2026		1,263	1,182
5.50%, 10/25/2019		14,963	4,166		Ukreximbank Via Biz Finance PLC
Republic of Poland Government International					9.63%, 04/27/2022		5,315	5,403
Bond					Venezuela Government International Bond
5.00%, 03/23/2022		$6,481	7,127		6.00%, 12/09/2020		5,615	2,901
Republic of South Africa Government Bond					7.65%, 04/21/2025		10,114	4,670
7.00%, 02/28/2031	ZAR	100,000	6,234		7.75%, 10/13/2019		24,735	14,883
8.75%, 01/31/2044		58,017	3,965		9.38%, 01/13/2034		2,636	1,279
10.50%, 12/21/2026		51,902	4,335		13.63%, 08/15/2018 (c)		6,000	4,740
Republic of South Africa Government					Zambia Government International Bond
International Bond					5.38%, 09/20/2022(f)		5,697	5,358
4.30%, 10/12/2028		$14,890	14,043		5.38%, 09/20/2022		8,575	8,065
4.67%, 01/17/2024		6,069	6,134		8.97%, 07/30/2027		200	214
4.88%, 04/14/2026		3,043	3,068					$1,189,258
5.88%, 09/16/2025		12,660	13,673		Student Loan Asset Backed Securities - 0.09%
Republic of Suriname					Navient Private Education Loan Trust 2015-
9.25%, 10/26/2026(f)		3,577	3,613		C
Romania Government Bond					2.49%, 01/16/2035(f),(h)		2,927	2,953
3.25%, 03/22/2021	RON	16,460	4,049		Navient Student Loan Trust 2017-3
3.50%, 12/19/2022		29,365	7,182		1.36%, 07/26/2066(f),(h)		5,000	5,000
Russian Federal Bond - OFZ					SMB Private Education Loan Trust 2016-B
6.20%, 01/31/2018(h)	RUB	365,000	6,318		1.64%, 11/15/2023(f),(h)		3,006	3,011
7.05%, 01/19/2028(h)		415,796	7,027					$10,964

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value(000	's)
Supranational Bank - 0.39%				Telecommunications (continued)
Africa Finance Corp				Sprint Corp
3.88%, 04/13/2024(f)		$3,210	$3,186	7.13%, 06/15/2024		$12,525	$13,660
Banque Ouest Africaine de Developpement				7.63%, 02/15/2025		650	726
5.50%, 05/06/2021(f)		7,641	8,120	7.88%, 09/15/2023		2,100	2,357
Black Sea Trade & Development Bank				TBG Global Pte Ltd
4.88%, 05/06/2021(f)		4,430	4,687	4.63%, 04/03/2018		660	667
Eastern and Southern African Trade and				Telecom Italia SpA/Milano
Development Bank				3.25%, 01/16/2023	EUR	3,750	4,421
6.38%, 12/06/2018		4,970	5,199	3.63%, 05/25/2026		1,000	1,163
European Bank for Reconstruction &				Telefonica Celular del Paraguay SA
Development				6.75%, 12/13/2022(f)		$3,080	3,213
7.38%, 04/15/2019	IDR 94,630,000		7,190	Telefonica Europe BV
European Investment Bank				4.20%, 12/31/2049(g),(h)	EUR	4,000	4,600
7.20%, 07/09/2019(f)		37,100,000	2,799	T-Mobile USA Inc
International Bank for Reconstruction &				4.00%, 04/15/2022		$1,265	1,297
Development				5.13%, 04/15/2025		2,575	2,713
5.75%, 10/28/2019	INR	371,650	5,750	5.38%, 04/15/2027		785	840
International Finance Corp				6.00%, 03/01/2023		5,310	5,675
6.45%, 10/30/2018		500,170	7,809	6.00%, 04/15/2024		5,800	6,284
			$44,740	6.50%, 01/15/2026		6,600	7,318
Telecommunications - 1.79%				Wind Acquisition Finance SA
Altice Luxembourg SA				7.00%, 04/23/2021	EUR	4,650	5,263
7.25%, 05/15/2022	EUR	4,700	5,409	7.00%, 04/23/2021(f)		1,940	2,196
CenturyLink Inc				7.38%, 04/23/2021(f)		$4,670	4,857
5.63%, 04/01/2020		$2,450	2,600				$206,983
5.63%, 04/01/2025		1,320	1,289	Transportation - 0.37%
6.75%, 12/01/2023		2,970	3,182	BNSF Funding Trust I
7.50%, 04/01/2024		1,265	1,374	6.61%, 12/15/2055(h)		4,610	5,256
Columbus Cable Barbados Ltd				Lima Metro Line 2 Finance Ltd
7.38%, 03/30/2021(f)		6,018	6,477	5.88%, 07/05/2034(f)		2,075	2,217
Comcel Trust via Comunicaciones Celulares				Navios Maritime Acquisition Corp / Navios
SA				Acquisition Finance US Inc
6.88%, 02/06/2024(f)		2,211	2,343	8.13%, 11/15/2021(f)		8,228	7,333
CommScope Technologies LLC				Pelabuhan Indonesia II PT
6.00%, 06/15/2025(f)		9,775	10,423	4.25%, 05/05/2025(f)		7,420	7,459
Digicel Group Ltd				5.38%, 05/05/2045(f)		7,805	7,717
7.13%, 04/01/2022(f)		19,823	16,631	Rumo Luxembourg Sarl
8.25%, 09/30/2020(f)		1,845	1,688	7.38%, 02/09/2024(f)		5,950	6,200
eircom Finance DAC				XPO Logistics Inc
4.50%, 05/31/2022	EUR	3,300	3,756	5.75%, 06/15/2021	EUR	4,162	4,770
Frontier Communications Corp				6.13%, 09/01/2023(f)		$1,900	1,995
7.13%, 01/15/2023		$5,585	4,887				$42,947
10.50%, 09/15/2022		2,800	2,814	Trucking & Leasing - 0.18%
GTH Finance BV				Fortress Transportation & Infrastructure
6.25%, 04/26/2020(f)		920	978	Investors LLC
7.25%, 04/26/2023(f)		4,516	4,945	6.75%, 03/15/2022(f)		8,490	8,405
GTT Escrow Corp				Park Aerospace Holdings Ltd
7.88%, 12/31/2024(f)		11,383	11,866	5.25%, 08/15/2022(f)		5,305	5,603
Hughes Satellite Systems Corp				5.50%, 02/15/2024(f)		6,180	6,536
7.63%, 06/15/2021		11,000	12,421				$20,544
Intelsat Jackson Holdings SA				TOTAL BONDS			$6,373,461
5.50%, 08/01/2023		4,865	4,154		Principal
8.00%, 02/15/2024(f)		2,205	2,370
				CONVERTIBLE BONDS - 0.02%	Amount (000's)		Value(000	's)
Koninklijke KPN NV				Mining - 0.00%
7.00%, 03/28/2073(f),(h)		400	437
				Mirabela Nickel Ltd

7.00%, 03/28/2073(h)		2,000	2,184	0.00%, PIK 0.00%, 06/24/2019(a),(c),(e),(f),(j)		6,966	278
Level 3 Financing Inc
5.13%, 05/01/2023		3,100	3,181	Software - 0.02%
5.25%, 03/15/2026		2,275	2,346	Aspect Software Inc
Matterhorn Telecom Holding SA				3.00%, PIK 3.00%, 05/25/2023(e),(j)		3,690	1,748
4.88%, 05/01/2023	EUR	4,595	5,033
Millicom International Cellular SA				TOTAL CONVERTIBLE BONDS			$2,026
6.63%, 10/15/2021(f)		$3,631	3,808
				CREDIT LINKED STRUCTURED NOTES	Principal
MTN Mauritius Investment Ltd
6.50%, 10/13/2026(f)		4,775	4,909	- 0.03%	Amount (000's)		Value(000	's)
				Sovereign - 0.03%
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025(f)		3,900	3,890	Republic of Iraq - Merrill Lynch
				2.56%, 01/07/2028(c),(e),(h)	JPY	492,208	3,266
Sixsigma Networks Mexico SA de CV
8.25%, 11/07/2021(f)		2,321	2,321
				TOTAL CREDIT LINKED STRUCTURED NOTES			$3,266
Sprint Communications Inc
6.00%, 11/15/2022		3,475	3,621
7.00%, 03/01/2020(f)		3,500	3,824
9.00%, 11/15/2018(f)		4,180	4,572

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
7.06%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Advertising - 0.23%			Electric (continued)
Getty Images Inc, Term Loan B			Panda Liberty LLC, Term Loan B1
4.75%, 10/03/2019(h)	$29,794	$26,318	7.65%, 08/21/2020(h)	$2,275	$2,131
			Panda Temple Power II LLC, Term Loan B
Agriculture - 0.28%			7.25%, 04/03/2019(h)	839	699
NVA Holdings Inc/United States, Term Loan					$8,568
8.15%, 08/08/2022(h)	11,521	11,665	Electronics - 0.14%
8.15%, 08/08/2022(h)	20,729	20,988	Linxens France SA, Term Loan
			9.50%, 07/31/2023(h)	15,795	15,637
Automobile Manufacturers - 0.04%
Navistar Inc, Term Loan B			Engineering & Construction - 0.00%
5.00%, 08/07/2020(h)	5,021	5,082	NANA Development Corp, Term Loan B
			8.00%, 03/15/2018(c),(h)	300	292
Automobile Parts & Equipment - 0.06%
Mavis Tire Supply LLC, Term Loan C			Entertainment - 0.17%
6.25%, 11/02/2020(c),(e),(h)	7,025	6,534	Delta 2 Lux Sarl, Term Loan B
			8.07%, 07/29/2022(h)	16,684	16,830
Building Materials - 0.04%			Lions Gate Entertainment Corp, Term Loan
GYP Holdings III Corp, Term Loan			B
4.67%, 04/01/2021(h)	4,380	4,394	3.98%, 10/13/2023(h)	3,116	3,132
					$19,962
Chemicals - 0.31%			Food- 0.05%
Avantor Performance Materials Holdings			American Seafoods Group LLC, Term Loan
LLC, Term Loan			6.05%, 08/19/2021(c),(h)	3,039	3,045
9.25%, 03/07/2025(h)	18,088	18,164
			CTI Foods Holding Co LLC, Term Loan
9.25%, 03/10/2025(h)	795	798	8.40%, 06/28/2021(h)	3,360	3,024
Ineos US Finance LLC, Term Loan B					$6,069
3.74%, 02/10/2024(h)	3,900	3,927
			Forest Products & Paper - 0.04%
New Arclin US Holding Corp, Term Loan			Caraustar Industries Inc, Term Loan
(h)
10.17%, 02/07/2025	6,790	6,841	6.65%, 03/09/2022(h)	5,055	5,110
Royal Holdings Inc/IN, Term Loan
8.65%, 06/12/2023(h)	6,549	6,555
			Healthcare - Products - 0.11%
		$36,285	Hanger Inc, Term Loan
Coal- 0.00%			11.50%, 08/01/2019 (h)	11,370	11,541
Peabody Energy Corp, Term Loan EXIT			Kinetic Concepts Inc, Term Loan B
5.50%, 02/08/2022(h)	545	546	4.40%, 01/26/2024(h)	745	748
					$12,289
Commercial Services - 0.03%			Healthcare - Services - 1.11%
Prime Security Services Borrower LLC, Term			BCPE Eagle Buyer LLC, Term Loan
Loan			9.09%, 03/08/2025(h)	23,880	23,880
4.25%, 05/02/2022(h)	1,850	1,869
			Heartland Dental LLC, Term Loan
Washington Inventory Service, Term Loan			9.75%, 06/20/2019(h)	37,000	36,630
0.00%, 06/18/2019(a),(c),(h)	6,800	1,224
			MPH Acquisition Holdings LLC, Term Loan
		$3,093	B
Computers - 0.13%			4.90%, 05/25/2023(h)	2,143	2,171
Optiv Security Inc, Term Loan			Opal Acquisition Inc, Term Loan B
8.25%, 01/13/2025(h)	6,960	7,056	5.15%, 11/20/2020(h)	15,418	14,493
TierPoint LLC, Term Loan			US Renal Care Inc, Term Loan
0.00%, 04/28/2025(h),(l)	7,180	7,198	0.00%, 12/30/2022(h),(l)	7,500	7,106
		$14,254	5.40%, 12/30/2022(h)	13,838	13,112
Consumer Products - 0.01%			9.15%, 11/17/2023(h)	34,270	31,100
Prestige Brands Inc, Term Loan B4					$128,492
3.74%, 01/20/2024(h)	886	894
			Holding Companies - Diversified - 0.07%
			Spirit Retail Bidco Ltd, Term Loan
Distribution & Wholesale - 0.05%			5.49%, 07/01/2021(c),(e),(h)	7,730	7,575
ABB Con-Cise Optical Group LLC, Term
Loan B			Home Furnishings - 0.00%
6.13%, 06/15/2023(h)	2,786	2,811
			Targus Group International Inc, PIK Term
HBC Holdings LLC, Term Loan B			Loan
7.65%, 03/30/2020(c),(e),(h)	3,019	2,928	14.80%, PIK 15.00%, 12/31/2019 (c),(h),(j)	269	199
		$5,739	14.79%, PIK 15.00%, 12/31/2019 (c),(h),(j)	90	85
Diversified Financial Services - 0.06%			Targus Group International Inc, PIK Term
LPL Holdings Inc, Term Loan B			Loan B
3.76%, 03/08/2024(h)	1,750	1,753	0.00%, PIK 0.00%, 11/02/2016(a),(c),(e),(h),(j)	880	—
Russell Investments US Institutional Holdco					$284
Inc, Term Loan B			Insurance - 0.61%
6.75%, 05/10/2023(h)	4,987	5,041
			Asurion LLC, Term Loan
		$6,794	8.50%, 02/19/2021(h)	13,775	13,976
Electric - 0.07%			8.50%, 02/19/2021(h)	33,014	33,495
Invenergy Thermal Operating I LLC, Term			Hyperion Insurance Group Ltd, Term Loan B
Loan B			5.50%, 04/29/2022(h)	5,566	5,578
6.65%, 10/19/2022(h)	5,977	5,738

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Insurance (continued)				Pharmaceuticals (continued)
Lonestar Intermediate Super Holdings LLC,				BioScrip Inc, Revolving Loan
PIK Term Loan				10.75%, 07/31/2018 (h)	$6,744	$6,571
10.00%, PIK 10.75%, 08/10/2021(h),(j)		$14,460	$15,020	BioScrip Inc, Term Loan
10.00%, PIK 10.75%, 08/10/2021(h),(j)		2,725	2,831	10.00%, 07/31/2018 (h)	6,450	6,284
			$70,900	BioScrip Inc, Term Loan B
Internet - 0.17%				9.25%, 06/05/2020(h)	11,178	10,983
Ancestry.com Operations Inc, Term Loan B				Genoa a QoL Healthcare Co LLC, Term
9.27%, 10/14/2024(h)		12,540	12,822	Loan
EIG Investors Corp, Term Loan B				9.15%, 10/25/2024(h)	18,060	18,150
6.53%, 11/09/2019(h)		3,421	3,432	Lanai Holdings III Inc, Term Loan
ProQuest LLC, Term Loan B				9.50%, 08/14/2023(c),(h)	25,190	24,560
5.25%, 10/24/2021(h)		3,429	3,476	Packaging Coordinators Midco Inc, Term
Zayo Group LLC, Term Loan B2				Loan
3.50%, 01/12/2024(h)		243	245	9.90%, 06/29/2024(h)	21,670	21,616
			$19,975			$95,646
Investment Companies - 0.13%				REITS- 0.03%
Masergy Holdings Inc, Term Loan				Americold Realty Operating Partnership LP,
9.50%, 12/16/2024(h)		15,090	15,241	Term Loan B
				4.75%, 12/01/2022(h)	2,886	2,913
Iron & Steel - 0.30%
Miami Valley Steel Services Inc, Term Loan				Retail - 0.22%
10.00%, 01/20/2023 (c),(e),(h)		4,590	4,590	Academy Ltd, Term Loan B
Optima Specialty Steel Inc, Term Loan				5.12%, 06/16/2022(h)	3,565	2,451
11.10%, 10/31/2017 (c),(e),(h)		25,243	25,243	Comfort Holding LLC, Term Loan
11.04%, 10/31/2017 (c),(e),(h)		5,203	5,203	5.78%, 02/02/2024(h)	1,350	1,351
			$35,036	11.03%, 01/31/2025 (h)	420	403
Lodging - 0.19%				Nautilus Merger Sub Inc, Term Loan
				6.75%, 03/11/2022(h)	13,312	12,896
Parq Holdings LP, Term Loan
8.50%, 12/04/2020(h)		21,521	21,413	Nellson Nutraceutical LLC, Term Loan A1
				6.15%, 12/23/2021(c),(h)	1,448	1,437
Machinery - Diversified - 0.13%				PFS Holding Corp, Term Loan
				8.25%, 01/31/2022(h)	1,750	1,645
CPM Holdings Inc, Term Loan
10.25%, 12/02/2022 (h)		15,470	15,431	Sears Roebuck Acceptance Corp, Term Loan
				B
				5.50%, 06/30/2018(h)	4	4
Media- 0.05%
Altice Financing SA, Term Loan B				SRS Distribution Inc, Term Loan
5.41%, 06/20/2025(h)		3,000	2,998	9.79%, 02/25/2023(h)	5,350	5,537
McGraw-Hill Global Education Holdings						$25,724
LLC, Term Loan				Software - 0.78%
5.00%, 05/04/2022(h)		2,581	2,554	Air Newco LLC, Term Loan B
			$5,552	6.56%, 01/31/2022(h)	4,508	4,373
Mining - 0.15%				Evergreen Skills Lux Sarl, Term Loan
				5.76%, 04/23/2021(h)	32,480	30,341
Fairmount Santrol Inc, Term Loan B2
5.36%, 09/05/2019(h)		17,392	17,087	9.25%, 04/28/2022(h)	23,247	17,354
				Informatica LLC, Term Loan B
				4.65%, 06/03/2022(h)	1,943	1,934
Miscellaneous Manufacturers - 0.07%
Gates Global LLC, Term Loan B				Kronos Inc/MA, Term Loan
3.50%, 03/30/2024(h)	EUR	1,500	1,633	9.28%, 10/18/2024(h)	3,550	3,694
UTEX Industries Inc, Term Loan				Magic Newco LLC, Term Loan
8.25%, 05/16/2022(h)		$4,150	3,569	12.00%, 06/12/2019 (h)	10,000	10,333
UTEX Industries Inc, Term Loan B				SolarWinds Holdings Inc, Term Loan
5.00%, 05/14/2021(h)		3,307	3,048	4.50%, 02/03/2023(h)	2,184	2,194
			$8,250	Solera LLC, Term Loan B
				4.25%, 03/03/2023(h)	6,386	6,429
Oil & Gas - 0.09%
California Resources Corp, Term Loan				Veritas US Inc, Term Loan B1
11.37%, 12/31/2021 (h)		3,215	3,532	6.77%, 01/27/2023(h)	14,161	14,079
Chesapeake Energy Corp, Term Loan 1.5						$90,731
8.55%, 08/17/2021(h)		4,180	4,513	Sovereign - 0.09%
Petrochoice Holdings Inc, Term Loan				Brazil ECA, Term Loan
6.00%, 08/19/2022(h)		2,463	2,475	6.25%, 01/10/2018(c),(e),(h)	5,000	4,952
				6.25%, 01/10/2018(e),(h)	5,000	4,952
			$10,520
Packaging & Containers - 0.19%						$9,904
Berlin Packaging LLC, Term Loan				Telecommunications - 0.02%
7.75%, 09/23/2022(h)		17,050	17,021	GTT Communications Inc, Term Loan
FPC Holdings Inc, Term Loan				5.00%, 12/13/2023(h)	1,958	1,976
9.25%, 05/15/2020(c),(h)		5,079	4,441	Radiate Holdco LLC, Term Loan
				3.99%, 12/09/2023(h)	565	567
			$21,462
Pharmaceuticals - 0.83%						$2,543
9089969 Canada Inc, Term Loan A2
6.15%, 12/23/2021(c),(h)		899	893
BioScrip Inc, Delay-Draw Term Loan B-DD
9.25%, 07/22/2020(h)		6,707	6,589

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			(i)	Security purchased on a when-issued basis.
(continued)	Amount (000's)	Value(000	's)	(j)	Payment in kind; the issuer has the option of paying additional securities
Trucking & Leasing - 0.01%					in lieu of cash.
Avolon TLB Borrower 1 US LLC, Term Loan				(k)	Security is an Interest Only Strip
B2				(l)	This Senior Floating Rate Note will settle after April 30, 2017, at which
0.00%, 01/20/2022(h),(l)	$1,695	$1,720			time the interest rate will be determined.
				(m)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
TOTAL SENIOR FLOATING RATE INTERESTS		$816,912			Notes to Financial Statements for additional information.
U.S. GOVERNMENT & GOVERNMENT	Principal			(n)	Security or a portion of the security was pledged to cover margin
AGENCY OBLIGATIONS - 2.22%	Amount (000's)	Value(000	's)		requirements for futures contracts. At the end of the period, the value of
Federal Home Loan Mortgage Corporation (FHLMC) - 0.15%					these securities totaled $1,456 or 0.01% of net assets.
3.50%, 11/01/2046	$3,937	$4,054
4.50%, 07/01/2046	6,799	7,452
5.00%, 12/01/2035	5,452	6,091
		$17,597
Federal National Mortgage Association (FNMA) - 1.80%
3.00%, 05/01/2028(m)	10,000	10,287
3.00%, 05/01/2043(m)	10,000	9,988
3.00%, 07/01/2046	10,476	10,499
3.00%, 08/01/2046	14,640	14,673
3.00%, 12/01/2046	10,511	10,546
3.50%, 10/01/2044(n)	9,683	9,987
3.50%, 08/01/2045	18,081	18,640
3.50%, 11/01/2045	9,112	9,438
3.50%, 04/01/2046	9,159	9,426
3.50%, 04/01/2047	13,280	13,731
4.00%, 05/01/2045(m)	10,000	10,531
4.00%, 04/01/2046	12,859	13,599
4.00%, 09/01/2046	4,749	5,005
4.00%, 03/01/2047	9,985	10,568
4.50%, 01/01/2044	1,964	2,126
4.50%, 02/01/2044	3,920	4,245
4.50%, 03/01/2044	4,725	5,141
4.50%, 06/01/2044	8,143	8,857
4.50%, 12/01/2044	7,805	8,538
4.50%, 09/01/2046	9,303	10,103
5.00%, 03/01/2039	4,567	5,131
5.00%, 07/01/2044	5,986	6,624
		$207,683
Government National Mortgage Association (GNMA) - 0.27%
3.50%, 05/01/2043	10,000	10,393
4.00%, 05/01/2043	10,000	10,574
4.50%, 05/01/2043	10,000	10,670
		$31,637
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$256,917
TOTAL PURCHASED OPTIONS - 0.07%		$8,337
Total Investments		$11,619,107
Other Assets and Liabilities - (0.34)%		$(39,916)
TOTAL NET ASSETS - 100.00%		$11,579,191

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $328,264 or 2.83% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $243,756 or 2.11% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $233,775 or 2.02% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,242,028 or 28.00% of net assets.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(h)	Variable Rate. Rate shown is in effect at April 30, 2017.

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund April 30, 2017 (unaudited)

Portfolio Summary (unaudited)		Portfolio Summary (unaudited) (continued)
Country	Percent	Country	Percent
United States	62.36%	Malaysia	0.03%
United Kingdom	3.36%	Georgia	0.03%
Japan	2.39%	Suriname	0.03%
Canada	2.32%	Honduras	0.03%
Luxembourg	2.20%	Ethiopia	0.03%
Netherlands	2.19%	Namibia	0.02%
France	1.94%	Nigeria	0.02%
Mexico	1.76%	Cameroon	0.02%
Argentina	1.55%	Denmark	0.02%
Australia	1.50%	Bahamas	0.02%
Turkey	1.05%	Jordan	0.01%
Germany	1.01%	Morocco	0.01%
Brazil	0.91%	Norway	0.00%
Indonesia	0.90%	Other Assets and Liabilities	(0.34)%
Cayman Islands	0.85%	TOTAL NET ASSETS	100.00%
Italy	0.77%
Hong Kong	0.75%
Spain	0.73%
Ukraine	0.65%
Switzerland	0.61%
South Africa	0.55%
Colombia	0.52%
Venezuela	0.49%
Supranational	0.48%
Bermuda	0.46%
Dominican Republic	0.45%
Taiwan, Province Of China	0.45%
Russian Federation	0.43%
Singapore	0.32%
Kazakhstan	0.31%
Sri Lanka	0.28%
Costa Rica	0.27%
Virgin Islands, British	0.27%
Peru	0.27%
Azerbaijan	0.26%
China	0.26%
Ireland	0.25%
Cote d'Ivoire	0.25%
Sweden	0.24%
Croatia	0.24%
Jersey, Channel Islands	0.21%
El Salvador	0.20%
Ecuador	0.19%
Poland	0.18%
Kenya	0.14%
Austria	0.14%
Finland	0.14%
Gabon	0.13%
Marshall Islands	0.12%
Oman	0.11%
Zambia	0.11%
Korea, Republic Of	0.10%
Serbia	0.10%
Ghana	0.10%
Romania	0.09%
Angola	0.09%
Hungary	0.08%
Iraq	0.08%
Bahrain	0.08%
Paraguay	0.08%
Panama	0.08%
Chile	0.07%
Purchased Options	0.07%
Egypt	0.07%
Lebanon	0.07%
Barbados	0.06%
India	0.06%
Mauritius	0.06%
Montenegro	0.04%
Thailand	0.04%
Guernsey	0.04%
Trinidad And Tobago	0.04%
Belgium	0.03%
Kuwait	0.03%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

Restricted Securities

Security Name			Trade Date		Cost	Value	Percent of Net Assets
Aspect Software Inc			05/25/2016		$3,513		$5,308		0.05%
Cengage Learning Holdings II Inc			03/31/2014		1,099		327		0.00%
Foresight Energy LLC / Foresight Energy Finance Corp - Warrants			08/30/2016		—		3,302		0.03%
Material Sciences Corp			12/22/2016 - 03/22/2017		18,743		19,224		0.17%
Material Sciences Corp - Warrants			12/22/2016		2,011		1,516		0.01%
Optima Specialty Steel			01/20/2015		14,740		12,478		0.11%
Targus Group International Inc			03/15/2016		154		121		0.00%

Total									0.37%
Amounts in thousands
Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/			Upfront	Unrealized
		as of April	Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value (c)
Counterparty (Issuer)	Reference Entity	30, 2017 (a)	Fixed Rate	Date	Amount (b)	Paid/(Received)	(Depreciation)	Asset	Liability
JP Morgan Chase	Mexico Government	1.80%	1.00%	06/20/2026	$5,300	$(474)	$142	$—	$(332)
	International Bond
Total						$(474)	$142	$—	$(332)
Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $5,300.

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	05/10/2017	CZK	203,071,910	$7,993	$8,245	$252	$—
Bank of America NA	05/10/2017	EUR	7,460,372	7,983	8,130	147	—
Barclays Bank PLC	05/31/2017	TRY	20,880,080	5,787	5,832	45	—
Goldman Sachs & Co	06/30/2017	GBP	7,900,000	9,881	10,248	367	—
HSBC Securities Inc	05/31/2017	EUR	6,200,127	6,764	6,763	—	(1)
JPMorgan Chase	05/04/2017	EUR	5,069,230	5,480	5,523	43	—
JPMorgan Chase	05/08/2017	EUR	115,508,996	125,655	125,861	529	(323)
JPMorgan Chase	05/08/2017	GBP	19,317,300	25,023	25,023	—	—
JPMorgan Chase	05/08/2017	JPY	374,295,300	3,362	3,358	—	(4)
JPMorgan Chase	05/31/2017	MXN	291,466,413	15,232	15,406	174	—
JPMorgan Chase	05/31/2017	PLN	47,573,136	12,260	12,265	5	—
JPMorgan Chase	06/09/2017	EUR	23,046,911	25,152	25,152	—	—
Toronton Dominion Bank	05/31/2017	EUR	3,380,188	3,686	3,687	1	—
Toronton Dominion Bank	05/31/2017	TRY	29,654,589	8,218	8,284	66	—
Total						$1,629	$(328)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	05/10/2017	CZK	199,155,621	$7,983	$8,086	$—	$(103)
Bank of America NA	05/10/2017	EUR	7,530,521	7,992	8,206	—	(214)
Bank of America NA	05/31/2017	MXN	110,834,365	5,787	5,858	—	(71)
Bank of America NA	05/31/2017	ZAR	199,805,885	15,001	14,881	120	—
Barclays Bank PLC	05/31/2017	TRY	13,966,537	3,864	3,901	—	(37)
Goldman Sachs & Co	06/30/2017	EUR	9,300,000	10,106	10,161	—	(55)
Goldman Sachs & Co	06/30/2017	GBP	8,400,000	10,531	10,897	—	(366)
HSBC Securities Inc	05/03/2017	BRL	13,578,499	4,333	4,277	56	—
JPMorgan Chase	05/04/2017	EUR	215,652,121	229,730	234,933	—	(5,203)
JPMorgan Chase	05/08/2017	EUR	115,777,846	124,264	126,154	98	(1,988)
JPMorgan Chase	05/08/2017	GBP	19,317,300	24,158	25,023	—	(865)
JPMorgan Chase	05/08/2017	JPY	374,295,300	3,367	3,359	8	—
JPMorgan Chase	05/22/2017	COP	34,225,177,000	12,010	11,597	413	—
JPMorgan Chase	06/09/2017	EUR	91,424,800	100,096	99,776	320	—
JPMorgan Chase	06/09/2017	GBP	19,475,400	25,152	25,249	—	(97)
JPMorgan Chase	06/09/2017	JPY	368,124,000	3,310	3,308	2	—
Standard Chartered Bank, Hong Kong	05/03/2017	BRL	24,905,657	7,957	7,845	112	—
Total						$1,129	$(8,999)
Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Diversified Income Fund
April 30, 2017 (unaudited)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)
US 2 Year Note; June 2017	Short		500		$108,296	$108,305	$(9)
US 5 Year Note; June 2017	Short		995		116,803	117,814	(1,011)
Total							$(1,020)

Amounts in thousands except contracts

Options

					Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date		Contracts		Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - iShares MSCI EAFE ETF	$65.00	05/15/2017		20,000	$281	$203	$(78)
Call - iShares MSCI EAFE ETF	$65.00	06/05/2017		4,200	147	142	(5)
Call - iShares MSCI EAFE ETF	$64.50	05/30/2017		40,000	2,160	1,682	(478)
Call - iShares MSCI EAFE ETF	$66.00	05/15/2017		20,000	121	28	(93)
Call - iShares MSCI EAFE ETF	$65.00	06/19/2017		5,800	180	288	108
Call - NASDAQ 100 Stock Index	$5,600.00	06/05/2017		500	2,330	2,886	556
Call - S&P 500 Index	$2,400.00	05/15/2017		1,170	881	772	(109)
Call - S&P 500 Index	$2,435.00	05/01/2017		1,015	257	—	(257)
Call - S&P 500 Index	$2,395.00	05/15/2017		1,174	686	1,017	331
Call - S&P 500 Index	$2,425.00	05/08/2017		1,085	251	15	(236)
Call - SPDR EURO STOXX 50 ETF	$39.00	05/22/2017		30,000	631	697	66
Put - S&P 500 Index	$2,285.00	05/15/2017		1,170	2,285	278	(2,007)
Put - S&P 500 Index	$2,295.00	05/08/2017		1,085	1,217	67	(1,150)
Put - S&P 500 Index	$2,305.00	05/01/2017		1,015	1,018	—	(1,018)
Put - S&P 500 Index	$2,280.00	05/15/2017		1,174	2,306	262	(2,044)
Total					$14,751	$8,337	$(6,414)

					Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts		Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - iShares MSCI EAFE ETF	$60.00	05/22/2017		20,000	$(4,900)	$(7,730)	$(2,830)
Call - iShares MSCI EAFE ETF	$61.00	05/22/2017		10,000	(1,719)	(2,903)	(1,184)
Call - iShares MSCI EAFE ETF	$58.00	05/22/2017		12,000	(4,670)	(7,006)	(2,336)
Call - iShares MSCI EAFE ETF	$62.00	05/15/2017		75,938	(8,053)	(14,465)	(6,412)
Call - iShares MSCI Emerging Markets ETF	$36.50	05/22/2017		14,149	(3,917)	(5,140)	(1,223)
Call - NASDAQ 100 Stock Index	$5,450.00	05/15/2017		750	(3,230)	(10,607)	(7,377)
Call - NASDAQ 100 Stock Index	$5,525.00	05/15/2017		450	(845)	(3,529)	(2,684)
Call - Russell 2000 Index	$1,370.00	06/19/2017		2,400	(10,638)	(11,518)	(880)
Call - S&P 100 Index	$1,025.00	05/15/2017		500	(942)	(1,562)	(620)
Call - S&P 500 Index	$2,410.00	05/08/2017		1,085	(486)	(77)	409
Call - S&P 500 Index	$2,385.00	05/15/2017		1,174	(1,011)	(1,623)	(612)
Call - S&P 500 Index	$2,420.00	05/01/2017		1,015	(454)	—	454
Call - S&P 500 Index	$2,390.00	05/15/2017		1,170	(1,237)	(1,296)	(59)
Call - SPDR EURO STOXX 50 ETF	$35.00	05/22/2017		30,000	(4,243)	(8,990)	(4,747)
Call - SPDR EURO STOXX 50 ETF	$33.00	05/22/2017		21,575	(4,314)	(10,578)	(6,264)
Call - Utilities Select Sector SPDR Fund	$51.00	06/19/2017		20,000	(3,132)	(2,766)	366
Put - S&P 500 Index	$2,320.00	05/01/2017		1,015	(1,245)	—	1,245
Put - S&P 500 Index	$2,325.00	05/22/2017		300	(691)	(189)	502
Put - S&P 500 Index	$2,310.00	05/08/2017		1,085	(1,474)	(81)	1,393
Put - S&P 500 Index	$2,290.00	05/15/2017		1,174	(2,542)	(299)	2,243
Put - S&P 500 Index	$2,295.00	05/15/2017		1,170	(2,524)	(320)	2,204
Total					$(62,267)	$(90,679)	$(28,412)

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Global Real Estate Securities Fund April 30, 2017 (unaudited)

COMMON STOCKS - 99.18%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Lodging - 1.21%				REITS (continued)
Hilton Grand Vacations Inc (a)	65,038	$2,177		PLA Administradora Industrial S de RL de CV	1,966,840	$3,327
				(a)
Hilton Worldwide Holdings Inc	297,370	17,536
		$19,713		Prologis Inc	715,322	38,921
Real Estate - 20.71%				Prologis Property Mexico SA de CV	2,243,480	3,822
Aeon Mall Co Ltd	116,900	1,988		Public Storage	83,060	17,391
CapitaLand Ltd	4,851,100	13,035		Regency Centers Corp	472,830	29,873
Castellum AB	821,237	11,247		Rexford Industrial Realty Inc	341,811	8,525
CBRE Group Inc (a)	153,029	5,480		Saul Centers Inc	167,206	10,041
Deutsche Wohnen AG	1,636,204	55,948		Scentre Group	6,777,547	21,868
Entra ASA (b)	477,928	5,482		Segro PLC	5,401,698	33,976
Fabege AB	823,795	14,186		Senior Housing Properties Trust	543,619	11,699
Hongkong Land Holdings Ltd	3,607,658	27,804		Simon Property Group Inc	493,941	81,629
Inmobiliaria Colonial SA	749,272	5,810		SL Green Realty Corp	204,176	21,424
Leopalace21 Corp	2,350,100	12,492		Spirit Realty Capital Inc	1,325,249	12,484
Mitsubishi Estate Co Ltd	1,962,900	37,585		STORE Capital Corp	899,711	21,584
Mitsui Fudosan Co Ltd	2,250,793	49,522		Sun Communities Inc	247,687	20,709
New World Development Co Ltd	12,267,000	15,254		Sunstone Hotel Investors Inc	1,376,119	20,490
Sponda OYJ	2,143,737	9,456		Tanger Factory Outlet Centers Inc	59,795	1,865
Sun Hung Kai Properties Ltd	3,007,577	45,068		Unibail-Rodamco SE	56,598	13,897
TLG Immobilien AG	592,864	11,997		UNITE Group PLC/The	1,840,414	15,426
Tokyo Tatemono Co Ltd	690,600	9,435		United Urban Investment Corp	9,352	14,129
Wihlborgs Fastigheter AB	309,057	6,020		Vornado Realty Trust	70,284	6,764
		$337,809		Welltower Inc	604,852	43,211
REITS - 75.83%						$1,236,731
Agree Realty Corp	127,065	6,160		Software - 0.93%
				InterXion Holding NV (a)	362,578	15,105
Alexandria Real Estate Equities Inc	193,487	21,769
American Campus Communities Inc	115,243	5,461
American Tower Corp	136,184	17,151		Storage & Warehousing - 0.50%
Apartment Investment & Management Co	609,866	26,676		Safestore Holdings PLC	1,567,306	8,227
Ascendas Real Estate Investment Trust	5,458,400	10,004
AvalonBay Communities Inc	255,335	48,473		TOTAL COMMON STOCKS		$1,617,585
Big Yellow Group PLC	510,255	5,116		INVESTMENT COMPANIES - 0.50%	Shares Held	Value (000's)
Boston Properties Inc	243,732	30,856		Money Market Funds - 0.50%
Brixmor Property Group Inc	195,950	3,870		Morgan Stanley Institutional Liquidity Funds -	8,221,552	8,223
Canadian Apartment Properties REIT	358,460	8,894		Government Portfolio
Colony Starwood Homes	491,434	16,989
Crown Castle International Corp	170,775	16,155		TOTAL INVESTMENT COMPANIES		$8,223
CubeSmart	835,812	21,179		Total Investments		$1,625,808
Daiwa Office Investment Corp	1,215	5,920		Other Assets and Liabilities - 0.32%		$5,177
DDR Corp	642,109	6,941		TOTAL NET ASSETS - 100.00%		$1,630,985
Dexus Property Group	4,994,918	38,141
Duke Realty Corp	817,666	22,674
Education Realty Trust Inc	269,955	10,466		(a) Non-Income Producing Security
EPR Properties	173,563	12,620		(b)		Security exempt from registration under Rule 144A of the Securities Act of
Equinix Inc	70,222	29,332		1933. These securities may be resold in transactions exempt from
Equity Residential	211,744	13,674		registration, normally to qualified institutional buyers. At the end of the
Essex Property Trust Inc	195,983	47,912		period, the value of these securities totaled $5,482 or 0.34% of net assets.
Extra Space Storage Inc	310,571	23,457
First Industrial Realty Trust Inc	359,090	10,105
Frasers Logistics & Industrial Trust	2,968,762	2,145
Gecina SA	103,097	14,663		Portfolio Summary (unaudited)
GGP Inc	785,985	16,985		Country		Percent
Goodman Group	5,783,390	35,115		United States		52.85%
Hoshino Resorts REIT Inc	1,038	5,271		Japan		12.47%
Host Hotels & Resorts Inc	430,507	7,728		Hong Kong		7.74%
Hudson Pacific Properties Inc	401,107	13,782		Australia		5.83%
Industrial & Infrastructure Fund Investment	1,741	7,683		United Kingdom		5.60%
Corp				Germany		4.16%
Invitation Homes Inc (a)	352,791	7,603		France		2.85%
Japan Hotel REIT Investment Corp	19,336	13,179		Sweden		1.93%
Japan Logistics Fund Inc	6,887	14,694		Singapore		1.86%
Japan Retail Fund Investment Corp	11,391	22,253		Spain		1.56%
Kenedix Retail REIT Corp	3,419	7,447		Netherlands		0.93%
Kilroy Realty Corp	278,758	19,661		Finland		0.58%
Kite Realty Group Trust	277,970	5,659		Canada		0.55%
Klepierre	456,106	17,902		Mexico		0.43%
Land Securities Group PLC	2,006,223	28,733		Norway		0.34%
Link REIT	5,321,500	38,251		Other Assets and Liabilities		0.32%
Mapletree Commercial Trust	4,571,500	5,220		TOTAL NET ASSETS		100.00%
Merlin Properties Socimi SA	1,655,958	19,583
Nomura Real Estate Master Fund Inc	1,230	1,773
Park Hotels & Resorts Inc	125,690	3,226
Physicians Realty Trust	770,123	15,125

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 1.09%		Shares Held	Value(000	's)	Principal
Money Market Funds - 1.09%					BONDS (continued)	Amount (000's) Value (000's)
Goldman Sachs Financial Square Funds -		16,893,798	$16,894		Home Equity Asset Backed Securities - 0.43%
Government Fund					ACE Securities Corp Mortgage Loan Trust
					Series 2007-D1
TOTAL INVESTMENT COMPANIES			$16,894		6.93%, 02/25/2038(c)	$6,873	$6,715
		Principal
BONDS- 29.51%		Amount (000's)	Value(000	's)	Mortgage Backed Securities - 20.13%
Automobile Asset Backed Securities - 0.26%					Citigroup Mortgage Loan Trust 2014-A
					5.47%, 01/25/2035(a),(c)	5,846	6,148
AmeriCredit Automobile Receivables Trust
2016-3					Citigroup Mortgage Loan Trust 2015-PS1
2.24%, 04/08/2022(a)		$4,000	$3,962		5.25%, 09/25/2042(a),(c)	8,020	8,380
					CSMC Trust 2015-1
					3.95%, 01/25/2045(a),(c)	7,835	7,788
Commercial Mortgage Backed Securities - 8.26%
CD 2017-CD3 Mortgage Trust					Fannie Mae Interest Strip
3.98%, 02/10/2050(a)		4,500	4,669		3.50%, 12/25/2043(b)	6,099	1,076
					7.00%, 04/25/2024(a),(b)	45	8
Citigroup Commercial Mortgage Trust 2016-
GC36					Fannie Mae REMICS
4.92%, 02/10/2049(a)		4,400	4,580		1.59%, 04/25/2027(a)	11	11
					1.75%, 03/25/2046(a),(b)	38,140	2,174
COMM 2014-UBS4 Mortgage Trust
4.78%, 08/10/2047(a)		5,000	5,055		1.85%, 07/25/2044(a),(b)	23,182	1,547
					1.85%, 07/25/2056(a),(b)	48,831	2,928
COMM 2014-UBS5 Mortgage Trust
4.77%, 09/10/2047(a)		11,680	11,834		1.86%, 05/25/2046(a),(b)	57,446	3,045
					1.87%, 04/25/2045(a),(b)	34,237	1,959
Ginnie Mae
0.38%, 10/16/2053(a),(b)		15,758	658		1.89%, 08/25/2044(a),(b)	46,265	2,756
0.56%, 06/16/2052(a),(b)		34,161	1,073		1.89%, 11/25/2044(a),(b)	31,256	1,940
0.57%, 12/16/2053(a),(b)		34,896	1,306		1.89%, 06/25/2045(a),(b)	48,147	3,343
0.61%, 08/16/2051(a),(b)		86,154	3,868		1.91%, 04/25/2045(a),(b)	45,674	3,180
0.66%, 04/16/2047(a),(b)		88,809	3,911		1.97%, 12/25/2045(a),(b)	13,398	811
0.71%, 10/16/2054(a),(b)		50,684	1,901		2.04%, 08/25/2044(a),(b)	34,030	2,093
0.73%, 11/16/2045(a),(b)		39,516	1,790		2.50%, 02/25/2028(a),(b)	19,074	1,631
0.76%, 11/16/2052(a),(b)		53,701	2,634		3.00%, 04/25/2042	8,527	8,624
0.76%, 06/16/2054(a),(b)		71,393	2,709		3.00%, 01/25/2046(a)	10,430	10,695
0.80%, 02/16/2053(a),(b)		46,903	2,332		3.00%, 03/25/2046(a),(b)	15,223	3,253
0.82%, 02/16/2053(a),(b)		123,024	6,888		3.50%, 01/25/2028(a),(b)	17,615	1,939
0.84%, 01/16/2056(a),(b)		21,851	1,173		3.50%, 06/25/2033(a),(b)	18,410	2,385
0.84%, 10/16/2056(a),(b)		34,353	2,295		3.50%, 04/25/2034(a),(b)	18,365	2,535
0.85%, 03/16/2052(a),(b)		63,092	3,612		3.50%, 02/25/2036(a),(b)	11,681	1,903
0.85%, 09/16/2053(a),(b)		53,610	2,644		3.50%, 01/25/2040(a),(b)	20,869	2,662
0.92%, 02/16/2046(a),(b)		73,681	3,783		3.50%, 11/25/2042(a),(b)	25,582	4,898
0.94%, 06/16/2057(a),(b)		16,619	1,246		3.50%, 11/25/2042	9,708	10,307
GS Mortgage Securities Trust 2011-GC5					3.50%, 02/25/2043	1,391	1,457
5.57%, 08/10/2044(a),(c)		4,624	4,647		3.50%, 02/25/2043(a),(b)	11,076	1,739
					3.50%, 02/25/2043(a),(b)	19,755	2,858
GS Mortgage Securities Trust 2013-GC13
4.20%, 07/10/2046(a),(c)		5,000	4,567		4.00%, 06/25/2039	10,000	10,528
					4.00%, 12/25/2039(b)	11,583	1,479
GS Mortgage Securities Trust 2015-GC32
4.56%, 07/10/2048(a)		1,750	1,746		4.00%, 03/25/2045	6,411	7,051
					4.50%, 04/25/2045(a),(b)	31,850	7,517
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16					7.00%, 04/25/2032	1,101	1,271
5.08%, 12/15/2046(a)		8,000	8,658		9.00%, 05/25/2020	11	12
JP Morgan Chase Commercial Mortgage					Freddie Mac REMICS
					1.89%, 02/15/2021(a)	6	6
Securities Trust 2015-JP1
4.40%, 01/15/2049(a),(c)		3,000	2,349		1.90%, 04/15/2040(a),(b)	44,908	2,851
					1.94%, 02/15/2042(a),(b)	31,406	1,812
JPMBB Commercial Mortgage Securities
					1.95%, 10/15/2041(a),(b)	39,363	2,538
Trust 2014-C25
4.60%, 11/15/2047(a)		5,000	4,977		2.00%, 05/15/2041(a),(b)	62,625	3,921
					2.16%, 10/15/2040(a),(b)	32,791	2,406
Wells Fargo Commercial Mortgage Trust
					2.17%, 10/15/2040(a),(b)	44,324	3,265
2014-L	C16
4.46%, 08/15/2050		500	500		2.50%, 11/15/2032	6,435	6,389
					2.50%, 01/15/2043(a),(b)	16,617	2,335
Wells Fargo Commercial Mortgage Trust
2015	-C31				2.50%, 02/15/2043	3,263	3,175
4.76%, 11/15/2048(a)		6,000	6,171		3.00%, 08/15/2028	4,249	4,333
					3.00%, 11/15/2030(a),(b)	7,524	568
WFRBS Commercial Mortgage Trust 2013-
C14					3.00%, 06/15/2040	6,616	6,775
4.13%, 06/15/2046(a),(c)		2,500	2,259		3.00%, 10/15/2042	2,173	2,204
WFRBS Commercial Mortgage Trust 2014-					3.00%, 05/15/2044	1,588	1,550
C22					3.00%, 04/15/2046	3,718	3,770
4.06%, 09/15/2057(a),(c)		4,840	3,738		3.50%, 01/15/2028(a),(b)	9,596	962
					3.50%, 04/15/2040(b)	12,391	1,068
WFRBS Commercial Mortgage Trust 2014-
C23					3.50%, 05/15/2043	3,785	3,941
4.52%, 10/15/2057(a)		9,700	10,231		3.50%, 08/15/2043	6,612	6,847
					4.00%, 06/15/2028(a),(b)	593	5
WFRBS Commercial Mortgage Trust 2014-
LC14					4.00%, 05/15/2039	4,825	5,009
4.34%, 03/15/2047(a)		8,000	7,817		4.00%, 11/15/2042(a),(b)	14,923	2,640
			$127,621		4.00%, 01/15/2045	6,542	7,200
					4.00%, 04/15/2045	2,762	2,970

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Freddie Mac REMICS (continued)			3.50%, 08/01/2045	$8,568	$8,875
6.50%, 08/15/2027	$93	$99	3.50%, 07/01/2046	12,065	12,483
Freddie Mac Strips			3.50%, 01/01/2047	16,100	16,637
2.09%, 02/15/2038(a),(b)	43,649	2,762	4.00%, 12/01/2040	5,869	6,229
3.00%, 10/15/2027(a),(b)	17,090	1,651	4.00%, 12/01/2041	5,479	5,853
Ginnie Mae			4.00%, 07/01/2042	3,900	4,165
1.03%, 11/20/2036(a),(b)	47,335	2,271	4.00%, 09/15/2042	3,409	3,598
1.03%, 03/20/2041(a),(b)	39,259	1,411	4.00%, 07/01/2043	5,174	5,526
1.04%, 09/20/2037(a),(b)	32,077	1,554	4.00%, 09/01/2044	6,464	6,901
3.00%, 05/16/2037	14,000	14,131	4.00%, 10/01/2045	11,040	11,760
3.00%, 01/20/2043(a),(b)	16,760	2,075	4.50%, 04/01/2041	6,024	6,593
3.25%, 05/20/2045(a)	5,071	5,249	4.50%, 11/01/2043	5,934	6,499
3.50%, 04/20/2038(a),(b)	10,239	953	5.00%, 10/01/2025	74	81
3.50%, 10/20/2041(a),(b)	16,440	2,129	5.00%, 12/01/2032	70	77
3.50%, 01/20/2043(b)	21,030	4,955	5.00%, 02/01/2033	610	671
3.50%, 05/20/2043(a),(b)	13,900	2,548	5.00%, 01/01/2034	625	692
3.50%, 10/20/2044(a),(b)	24,545	4,176	5.00%, 05/01/2034	159	174
4.00%, 02/20/2034	6,265	6,505	5.00%, 07/01/2035	61	68
4.00%, 11/16/2038	670	698	5.00%, 07/01/2035	3	3
4.00%, 02/20/2044(a),(b)	9,074	1,265	5.00%, 10/01/2035	12	13
4.00%, 04/20/2046(b)	16,919	3,136	5.00%, 11/01/2035	481	527
4.50%, 04/20/2045(a),(b)	8,892	2,055	5.00%, 07/01/2044	4,295	4,742
4.50%, 12/20/2045(a),(b)	11,497	2,661	5.50%, 04/01/2018	6	6
5.00%, 11/20/2039	4,848	5,376	5.50%, 03/01/2029	1	1
New Residential Mortgage Loan Trust 2014-			5.50%, 05/01/2033	11	12
3			5.50%, 10/01/2033	16	18
4.75%, 11/25/2054(a),(c)	7,385	7,721	5.50%, 12/01/2033	422	475
New Residential Mortgage Loan Trust 2015-			5.50%, 07/01/2037	26	28
2			5.50%, 04/01/2038	16	18
5.58%, 08/25/2055(a),(c)	6,485	6,727	5.50%, 05/01/2038	61	68
New Residential Mortgage Loan Trust 2016-			6.00%, 05/01/2017	2	2
4			6.00%, 01/01/2021	36	38
4.50%, 11/25/2056(a),(c)	3,495	3,629	6.00%, 06/01/2028	9	11
Sequoia Mortgage Trust 2013-2			6.00%, 05/01/2031	101	115
3.64%, 02/25/2043(a)	7,963	7,970	6.00%, 10/01/2031	3	4
Springleaf Mortgage Loan Trust 2013-3			6.00%, 02/01/2032	17	20
3.79%, 09/25/2057(a),(c)	4,800	4,792	6.00%, 09/01/2032	180	203
		$310,970	6.00%, 11/01/2033	489	559
Other Asset Backed Securities - 0.43%			6.00%, 11/01/2033	258	292
CNH Equipment Trust 2016-C			6.00%, 09/01/2034	95	109
1.76%, 09/15/2023	1,600	1,582	6.00%, 02/01/2035	98	112
1.93%, 03/15/2024(a)	2,000	1,967	6.00%, 10/01/2036(a)	60	69
TAL Advantage V LLC			6.00%, 03/01/2037	96	109
3.33%, 05/20/2039(a),(c)	3,088	3,039	6.00%, 05/01/2037	162	189
		$6,588	6.00%, 01/01/2038(a)	48	55
TOTAL BONDS		$455,856	6.00%, 03/01/2038	42	47
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 04/01/2038	140	161
AGENCY OBLIGATIONS - 69.80%	Amount (000's) Value (000's)		6.00%, 07/01/2038	249	284
Federal Home Loan Mortgage Corporation (FHLMC) - 15.47%			6.00%, 10/01/2038	140	162
2.00%, 02/01/2028	$489	$481	6.00%, 09/01/2039	4,797	5,576
2.00%, 03/01/2028	2,250	2,214	6.50%, 12/01/2021	177	194
2.50%, 08/01/2027	1,795	1,826	6.50%, 04/01/2022	155	168
2.50%, 02/01/2028	5,608	5,703	6.50%, 05/01/2022	72	76
2.91%, 03/01/2036(a)	241	248	6.50%, 08/01/2022	40	44
3.00%, 02/01/2027	5,025	5,177	6.50%, 05/01/2023	77	80
3.00%, 04/01/2035	3,143	3,212	6.50%, 07/01/2023	2	2
3.00%, 10/01/2042	8,996	9,035	6.50%, 01/01/2024	4	4
3.00%, 10/01/2042	7,246	7,287	6.50%, 07/01/2025	1	1
3.00%, 05/01/2043	3,161	3,176	6.50%, 09/01/2025	1	1
3.00%, 07/01/2045	8,692	8,719	6.50%, 10/01/2025	1	2
3.00%, 10/01/2046(a)	9,987	10,026	6.50%, 10/01/2025	1	1
3.00%, 01/01/2047	8,219	8,251	6.50%, 03/01/2029	3	3
3.48%, 10/01/2032(a)	2	2	6.50%, 03/01/2029	52	58
3.50%, 11/01/2026	3,188	3,340	6.50%, 04/01/2031	216	240
3.50%, 02/01/2032	5,335	5,597	6.50%, 10/01/2031	74	82
3.50%, 04/01/2032	4,689	4,919	6.50%, 02/01/2032	11	12
3.50%, 12/01/2041	3,112	3,223	6.50%, 04/01/2032	9	11
3.50%, 04/01/2042	9,104	9,403	6.50%, 04/01/2035	7	8
3.50%, 07/01/2042	10,384	10,725	6.50%, 02/01/2037	30	33
3.50%, 09/01/2042	6,996	7,226	7.00%, 07/01/2024	2	3
3.50%, 08/01/2043	7,225	7,469	7.00%, 01/01/2028	403	443
3.50%, 02/01/2044	8,240	8,497	7.00%, 06/01/2029	122	140
			7.00%, 01/01/2031	1	1

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.00%, 04/01/2031	$81	$89	4.00%, 04/01/2042	$5,712	$6,039
7.00%, 10/01/2031	101	114	4.00%, 01/01/2043	2,605	2,780
7.00%, 04/01/2032	195	223	4.00%, 03/01/2043	5,153	5,471
7.50%, 12/01/2030	3	4	4.00%, 08/01/2043	8,934	9,534
7.50%, 02/01/2031	2	2	4.00%, 08/01/2043	5,432	5,798
7.50%, 02/01/2031	19	21	4.00%, 10/01/2043	6,798	7,247
8.00%, 08/01/2030	1	1	4.00%, 04/01/2044	3,496	3,733
8.00%, 12/01/2030	9	9	4.00%, 08/01/2044	4,842	5,170
8.50%, 07/01/2029	132	145	4.00%, 08/01/2044	12,363	13,202
		$238,881	4.00%, 11/01/2044	3,766	4,021
Federal National Mortgage Association (FNMA) - 41.75%			4.00%, 02/01/2045	6,561	7,006
2.00%, 10/01/2027	3,829	3,817	4.00%, 07/01/2045	7,681	8,143
2.00%, 10/01/2027	2,869	2,860	4.00%, 08/01/2045	7,424	7,926
2.00%, 02/01/2028	5,232	5,154	4.00%, 09/01/2045	12,748	13,606
2.00%, 08/01/2028	3,135	3,089	4.50%, 12/01/2019	19	20
2.00%, 07/01/2030	7,816	7,661	4.50%, 01/01/2020	95	98
2.50%, 06/01/2027	6,693	6,796	4.50%, 09/01/2025	2,369	2,509
2.50%, 05/01/2028	2,932	2,976	4.50%, 03/01/2041	4,762	5,157
2.50%, 08/01/2028	3,992	4,051	4.50%, 03/01/2042	10,481	11,425
2.50%, 09/01/2028	5,834	5,921	4.50%, 09/01/2043	8,613	9,445
2.50%, 03/01/2030	8,503	8,583	4.50%, 09/01/2043	4,793	5,256
2.50%, 12/01/2031	10,440	10,520	4.50%, 09/01/2043	5,332	5,847
3.00%, 04/01/2027	4,819	4,975	4.50%, 11/01/2043	7,708	8,452
3.00%, 05/01/2029	7,656	7,900	4.50%, 09/01/2044	6,431	7,034
3.00%, 08/01/2031	12,445	12,836	4.50%, 10/01/2044	4,522	4,945
3.00%, 02/01/2037	6,952	7,075	4.50%, 12/01/2044	10,840	11,858
3.00%, 10/01/2042	6,823	6,854	4.50%, 09/01/2045	7,306	7,983
3.00%, 11/01/2042	9,265	9,306	5.00%, 01/01/2018	6	6
3.00%, 12/01/2042	6,924	6,955	5.00%, 11/01/2018	51	53
3.00%, 12/01/2042	7,028	7,059	5.00%, 04/01/2019	20	21
3.00%, 01/01/2043	6,828	6,858	5.00%, 01/01/2026	89	97
3.00%, 01/01/2043	5,911	5,938	5.00%, 04/01/2035	198	221
3.00%, 02/01/2043	7,025	7,057	5.00%, 05/01/2035	102	112
3.00%, 04/01/2043	8,399	8,358	5.00%, 07/01/2035	34	37
3.00%, 06/01/2043	12,932	12,990	5.00%, 02/01/2038	2,312	2,584
3.00%, 08/01/2043	8,721	8,760	5.00%, 03/01/2038	1,736	1,940
3.00%, 07/01/2045	3,485	3,494	5.00%, 02/01/2040	8,843	9,893
3.00%, 01/01/2046	6,755	6,777	5.00%, 05/01/2040	3,445	3,855
3.00%, 05/01/2046	6,575	6,602	5.00%, 07/01/2040	2,221	2,483
3.00%, 07/01/2046	9,066	9,079	5.00%, 07/01/2041	10,063	11,263
3.00%, 09/01/2046	7,622	7,652	5.00%, 02/01/2044	4,331	4,848
3.00%, 10/01/2046	8,527	8,547	5.00%, 06/01/2044	4,696	5,235
3.00%, 12/01/2046	8,601	8,630	5.50%, 09/01/2017	3	3
3.00%, 12/01/2046	9,841	9,856	5.50%, 12/01/2017	22	22
3.00%, 01/01/2047	7,844	7,877	5.50%, 03/01/2018	6	6
3.09%, 12/01/2033(a)	106	112	5.50%, 06/01/2019	4	4
3.50%, 08/01/2031	6,473	6,820	5.50%, 06/01/2019	4	4
3.50%, 11/01/2033(a)	10	10	5.50%, 07/01/2019	1	1
3.50%, 02/01/2042	7,524	7,808	5.50%, 07/01/2019	18	18
3.50%, 03/01/2042	3,571	3,691	5.50%, 07/01/2019	5	5
3.50%, 06/01/2042	3,892	4,021	5.50%, 07/01/2019	12	13
3.50%, 07/01/2042	4,500	4,649	5.50%, 08/01/2019	4	4
3.50%, 07/01/2042	6,093	6,300	5.50%, 08/01/2019	17	18
3.50%, 09/01/2042	10,117	10,461	5.50%, 09/01/2019	26	27
3.50%, 11/01/2042	6,192	6,402	5.50%, 06/01/2026	80	89
3.50%, 02/01/2043	2,564	2,660	5.50%, 05/01/2033	136	146
3.50%, 05/01/2043	6,176	6,395	5.50%, 07/01/2033	780	882
3.50%, 05/01/2043	3,223	3,344	5.50%, 09/01/2033	419	474
3.50%, 10/01/2044	8,063	8,366	5.50%, 02/01/2037	8	9
3.50%, 11/01/2044	7,200	7,470	5.50%, 12/01/2037	1,086	1,223
3.50%, 03/01/2045	6,531	6,761	5.50%, 03/01/2038	420	473
3.50%, 03/01/2045	3,821	3,949	5.50%, 03/01/2038	301	340
3.50%, 06/01/2045	8,305	8,616	6.00%, 08/01/2017	24	24
3.50%, 08/01/2045	7,043	7,307	6.00%, 08/01/2018	65	66
3.50%, 09/01/2045	6,424	6,641	6.00%, 12/01/2022	14	16
3.50%, 10/01/2045	7,099	7,366	6.00%, 03/01/2029	52	60
3.50%, 11/01/2045	13,121	13,591	6.00%, 12/01/2031	2	2
3.50%, 01/01/2046	6,310	6,549	6.00%, 12/01/2031	3	3
3.50%, 04/01/2046	9,252	9,604	6.00%, 01/01/2032	248	271
3.50%, 12/01/2046	9,830	10,166	6.00%, 11/01/2032	7	8
4.00%, 01/01/2034	1,737	1,847	6.00%, 04/01/2033	227	248
4.00%, 09/01/2040	3,404	3,617	6.00%, 02/01/2034	196	221
4.00%, 02/01/2042	2,833	3,020	6.00%, 03/01/2034	143	162

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 09/01/2034	$854	$940	6.00%, 11/15/2023	$16	$18
6.00%, 11/01/2037	38	43	6.00%, 11/15/2023	39	45
6.00%, 02/01/2038	113	129	6.00%, 12/15/2023	9	10
6.00%, 03/01/2038	74	84	6.00%, 12/15/2023	22	24
6.00%, 08/01/2038	689	787	6.00%, 12/15/2023	2	2
6.00%, 04/01/2039	853	990	6.00%, 01/15/2024	12	13
6.50%, 09/01/2024	201	224	6.00%, 02/15/2024	22	25
6.50%, 08/01/2028	21	24	6.00%, 02/15/2024	16	19
6.50%, 11/01/2028	46	51	6.00%, 02/15/2024	15	17
6.50%, 12/01/2028	39	43	6.00%, 03/15/2024	13	15
6.50%, 02/01/2029	24	27	6.00%, 04/20/2026	50	56
6.50%, 03/01/2029	29	32	6.00%, 10/20/2028	7	7
6.50%, 04/01/2029	25	28	6.00%, 02/20/2029	84	96
6.50%, 06/01/2031	74	83	6.00%, 08/15/2032	34	38
6.50%, 06/01/2031	68	76	6.00%, 09/15/2032	68	77
6.50%, 06/01/2031	90	101	6.00%, 02/15/2033	19	22
6.50%, 12/01/2031	4	4	6.00%, 07/20/2033	1,070	1,237
6.50%, 01/01/2032	33	36	6.00%, 08/15/2038	139	159
6.50%, 04/01/2032	21	24	6.50%, 09/15/2023	20	22
6.50%, 04/01/2032	266	299	6.50%, 09/15/2023	11	12
6.50%, 08/01/2032	141	160	6.50%, 09/15/2023	7	8
6.50%, 11/01/2032	396	443	6.50%, 09/15/2023	12	14
6.50%, 11/01/2032	181	201	6.50%, 10/15/2023	18	20
6.50%, 02/01/2033	225	251	6.50%, 12/15/2023	22	24
6.50%, 04/01/2036	8	9	6.50%, 12/15/2023	15	17
6.50%, 08/01/2036	53	60	6.50%, 12/15/2023	10	12
6.50%, 08/01/2036	101	116	6.50%, 12/15/2023	5	5
6.50%, 10/01/2036	43	50	6.50%, 01/15/2024	27	31
6.50%, 11/01/2036	40	46	6.50%, 01/15/2024	14	15
6.50%, 07/01/2037	27	31	6.50%, 01/15/2024	5	6
6.50%, 07/01/2037	40	45	6.50%, 01/15/2024	8	9
6.50%, 08/01/2037	672	787	6.50%, 01/15/2024	6	7
6.50%, 08/01/2037	47	53	6.50%, 01/15/2024	3	3
6.50%, 01/01/2038	6	7	6.50%, 03/15/2024	19	22
6.50%, 02/01/2038	34	41	6.50%, 04/15/2024	11	12
6.50%, 05/01/2038	10	11	6.50%, 04/20/2024	8	9
7.00%, 05/01/2022	11	12	6.50%, 07/15/2024	33	36
7.00%, 08/01/2028	72	84	6.50%, 01/15/2026	6	7
7.00%, 12/01/2028	75	87	6.50%, 03/15/2026	9	10
7.00%, 07/01/2029	76	88	6.50%, 07/20/2026	2	2
7.00%, 11/01/2031	241	266	6.50%, 10/20/2028	9	10
7.00%, 07/01/2032	143	160	6.50%, 03/20/2031	70	83
7.50%, 12/01/2024	97	106	6.50%, 04/20/2031	57	68
7.50%, 07/01/2029	18	19	6.50%, 07/15/2031	1	1
7.50%, 02/01/2030	77	84	6.50%, 10/15/2031	11	12
7.50%, 01/01/2031	1	1	6.50%, 07/15/2032	4	5
7.50%, 08/01/2032	10	11	6.50%, 05/20/2034	580	688
8.50%, 09/01/2025	1	1	6.80%, 04/20/2025	35	36
9.00%, 09/01/2030	31	37	7.00%, 11/15/2022	1	1
		$644,893	7.00%, 11/15/2022	3	3
Government National Mortgage Association (GNMA) - 7.77%			7.00%, 12/15/2022	28	30
3.00%, 11/15/2042	8,353	8,493	7.00%, 01/15/2023	3	3
3.00%, 11/15/2042	5,969	6,063	7.00%, 01/15/2023	6	6
3.00%, 12/15/2042	6,042	6,143	7.00%, 01/15/2023	14	14
3.00%, 02/15/2043	6,679	6,790	7.00%, 02/15/2023	18	19
3.00%, 11/20/2046	5,911	6,001	7.00%, 07/15/2023	7	7
3.50%, 08/20/2042	5,939	6,207	7.00%, 07/15/2023	7	7
3.50%, 05/15/2043	9,991	10,457	7.00%, 07/15/2023	13	13
3.50%, 06/20/2043	6,606	6,925	7.00%, 08/15/2023	14	15
3.50%, 08/15/2043	8,473	8,847	7.00%, 10/15/2023	5	5
3.50%, 04/20/2045	6,516	6,798	7.00%, 12/15/2023	12	12
3.50%, 09/20/2045	8,706	9,093	7.00%, 12/15/2023	13	14
4.00%, 08/15/2041	5,328	5,694	7.00%, 01/15/2026	10	10
4.00%, 09/15/2041	8,609	9,233	7.00%, 01/15/2027	22	23
4.00%, 03/15/2044	5,309	5,711	7.00%, 10/15/2027	1	1
4.00%, 10/20/2044	5,232	5,580	7.00%, 10/15/2027	8	8
5.00%, 02/15/2034	168	186	7.00%, 10/15/2027	1	1
5.00%, 10/15/2039	3,520	3,945	7.00%, 12/15/2027	2	2
5.50%, 07/20/2033	1,372	1,540	7.00%, 12/15/2027	5	5
5.50%, 03/20/2034	1,370	1,570	7.00%, 02/15/2028	1	1
5.50%, 05/20/2035	146	164	7.00%, 04/15/2028	2	2
5.50%, 01/15/2039	260	292	7.00%, 06/15/2028	108	118
6.00%, 10/15/2023	87	99	7.00%, 12/15/2028	67	74

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Sector	Percent
Government National Mortgage Association (GNMA) (continued)			Mortgage Securities	93.38%
7.00%, 01/15/2029	$48	$53	Government	4.81%
7.00%, 03/15/2029	24	24	Asset Backed Securities	1.12%
7.00%, 04/15/2029	13	13	Investment Companies	1.09%
7.00%, 04/15/2029	169	185	Other Assets and Liabilities	(0.40)%
7.00%, 05/15/2031	8	9	TOTAL NET ASSETS	100.00%
7.00%, 06/20/2031	57	67
7.00%, 07/15/2031	1	2
7.00%, 09/15/2031	2	2
7.50%, 07/15/2018	2	2
7.50%, 12/15/2021	16	16
7.50%, 02/15/2022	5	5
7.50%, 03/15/2022	7	7
7.50%, 04/15/2022	5	5
7.50%, 04/15/2022	2	2
7.50%, 04/15/2022	19	19
7.50%, 07/15/2022	9	9
7.50%, 08/15/2022	2	2
7.50%, 08/15/2022	3	3
7.50%, 08/15/2022	12	12
7.50%, 02/15/2023	7	8
7.50%, 05/15/2023	7	7
7.50%, 05/15/2023	2	2
7.50%, 06/15/2023	12	13
7.50%, 10/15/2023	1	1
7.50%, 11/15/2023	9	9
7.50%, 03/15/2024	13	15
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	15	16
7.50%, 05/15/2027	5	6
7.50%, 06/15/2027	9	10
7.50%, 08/15/2029	51	58
7.50%, 10/15/2029	17	17
7.50%, 11/15/2029	46	47
8.00%, 02/15/2022	16	17
8.00%, 04/15/2022	10	10
8.00%, 12/15/2030	7	8
9.00%, 11/15/2021	30	32
9.50%, 10/15/2017	1	1
9.50%, 09/20/2018	9	9
9.50%, 09/15/2020	5	5
9.50%, 08/15/2021	28	31
		$120,071
U.S. Treasury - 4.39%
1.00%, 02/15/2018	12,600	12,591
2.00%, 02/15/2025	3,700	3,652
3.13%, 05/15/2021	18,000	19,002
4.25%, 11/15/2040	8,710	10,767
5.25%, 11/15/2028	9,600	12,379
6.25%, 08/15/2023	7,500	9,387
		$67,778
U.S. Treasury Strip - 0.42%
0.00%, 05/15/2020(d),(e)	6,800	6,502

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,078,125
Total Investments		$1,550,875
Other Assets and Liabilities - (0.40)%		$(6,188)
TOTAL NET ASSETS - 100.00%		$1,544,687

(a)	Variable Rate. Rate shown is in effect at April 30, 2017.
(b)	Security is an Interest Only Strip
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $72,499 or 4.69% of net assets.
(d)	Non-Income Producing Security
(e)	Security is a Principal Only Strip.

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2017 (unaudited)

COMMON STOCKS - 1.18%	Shares Held	Value(000	's)		Principal
Energy - Alternate Sources - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
Ogden Corp (a),(b),(c)	5,000,000	$—		Banks- 2.98%
				Barclays PLC
Forest Products & Paper - 0.05%				8.25%, 12/31/2049(f),(g)	$16,330	$17,371
Verso Corp (a)	279,134	1,694		ING Bank NV
Verso Corp - Warrants (a)	12,855	2		5.80%, 09/25/2023(d)	18,700	20,930
		$1,696		ING Groep NV
				6.00%, 12/31/2049(f),(g)	13,780	14,083
Oil & Gas - 1.13%
Chaparral Energy Inc (a),(c)	6,193	163		JPMorgan Chase & Co
Chaparral Energy Inc - A Shares (a),(c)	810,093	21,265		5.00%, 12/31/2049(f),(g)	35,420	36,072
Chaparral Energy Inc - B Shares (a),(c)	170,356	4,472		Popular Inc
Patterson-UTI Energy Inc	691,815	14,974		7.00%, 07/01/2019	8,920	9,277
		$40,874		Wells Fargo & Co
				5.87%, 12/31/2049(f),(g)	8,765	9,510
TOTAL COMMON STOCKS		$42,570
INVESTMENT COMPANIES - 4.30%	Shares Held	Value(000	's)			$107,243
Money Market Funds - 4.30%				Building Materials - 1.33%
Goldman Sachs Financial Square Funds -	154,511,647	154,512		BMC East LLC
				5.50%, 10/01/2024(d)	9,540	9,933
Government Fund
				Boise Cascade Co
				5.63%, 09/01/2024(d)	8,655	8,893
TOTAL INVESTMENT COMPANIES		$154,512
				Cemex SAB de CV
PREFERRED STOCKS - 0.16%	Shares Held	Value(000	's)	5.70%, 01/11/2025(d)	8,420	8,799
Agriculture - 0.16%				6.13%, 05/05/2025(d)	4,000	4,295
Pinnacle Operating Corp 0.00%(a),(b),(c)	11,240,767	$5,755
				7.75%, 04/16/2026(d)	4,705	5,364
				Norbord Inc
TOTAL PREFERRED STOCKS		$5,755		5.38%, 12/01/2020(d)	10,175	10,684
	Principal					$47,968
BONDS- 87.56%	Amount (000's)	Value(000	's)
				Chemicals - 2.16%
Advertising - 0.05%				A Schulman Inc
Lamar Media Corp				6.88%, 06/01/2023	7,105	7,496
5.88%, 02/01/2022	$1,660	$1,722		Aruba Investments Inc
				8.75%, 02/15/2023(d)	10,280	10,691
Aerospace & Defense - 0.07%				Blue Cube Spinco Inc
Air 2 US
8.63%, 10/01/2020(d)	2,391	2,487		9.75%, 10/15/2023	5,350	6,473
				CF Industries Inc
				5.15%, 03/15/2034	13,265	12,005
Agriculture - 0.72%				Consolidated Energy Finance SA
Pinnacle Operating Corp				6.75%, 10/15/2019(d)	22,239	22,684
9.00%, 05/15/2023(b),(d)	16,469	15,646
				Cornerstone Chemical Co
Vector Group Ltd				9.38%, 03/15/2018(d)	9,815	9,913
6.13%, 02/01/2025(d)	9,715	10,055
				Olin Corp
		$25,701		5.13%, 09/15/2027	8,210	8,549
Airlines - 0.19%						$77,811
American Airlines 2015-1 Class B Pass
				Coal- 0.33%
Through Trust				Alliance Resource Operating Partners LP /
3.70%, 11/01/2024	2,401	2,347		Alliance Resource Finance Corp
United Airlines 2014-1 Class B Pass Through				7.50%, 05/01/2025(d)	6,830	7,086
Trust				Peabody Energy Corp
4.75%, 10/11/2023	2,854	2,925		6.00%, 03/31/2022(d)	1,620	1,653
US Airways 2001-1G Pass Through Trust				6.38%, 03/31/2025(d)	3,215	3,263
7.08%, 09/20/2022	1,552	1,657
						$12,002
		$6,929
				Commercial Services - 1.06%
Automobile Manufacturers - 0.91%				Ahern Rentals Inc
Jaguar Land Rover Automotive PLC				7.38%, 05/15/2023(d)	10,000	8,600
3.50%, 03/15/2020(d)	7,400	7,483
4.25%, 11/15/2019(d)	3,550	3,665		GW Honos Security Corp
				8.75%, 05/15/2025(d),(h)	9,320	9,506
5.63%, 02/01/2023(d)	6,780	7,085
				IHS Markit Ltd
Navistar International Corp				4.75%, 02/15/2025(d)	2,470	2,584
8.25%, 11/01/2021	14,360	14,540		Team Health Holdings Inc
		$32,773		6.38%, 02/01/2025(d)	7,425	7,249
Automobile Parts & Equipment - 1.05%				TMS International Corp
Allison Transmission Inc				7.63%, 10/15/2021(d)	10,020	10,095
5.00%, 10/01/2024(d)	7,180	7,315
						$38,034
American Axle & Manufacturing Inc
6.25%, 04/01/2025(d)	8,510	8,467		Computers - 1.36%
				Compiler Finance Sub Inc
Dana Financing Luxembourg Sarl				7.00%, 05/01/2021(d)	12,770	6,449
6.50%, 06/01/2026(d)	1,680	1,760
				Dell International LLC / EMC Corp
Dana Inc				3.48%, 06/01/2019(d)	8,455	8,648
5.50%, 12/15/2024	8,530	8,679		5.88%, 06/15/2021(d)	1,200	1,272
IHO Verwaltungs GmbH				7.13%, 06/15/2024(d)	29,550	32,662
4.75%, PIK 5.50%, 09/15/2026(d),(e)	2,985	2,955
						$49,031
ZF North America Capital Inc
4.50%, 04/29/2022(d)	2,030	2,132		Consumer Products - 0.50%
4.75%, 04/29/2025(d)	6,300	6,552		ACCO Brands Corp
				5.25%, 12/15/2024(d)	8,985	9,254
		$37,860

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Consumer Products (continued)			Entertainment (continued)
Spectrum Brands Inc			Cinemark USA Inc
5.75%, 07/15/2025	$8,160	$8,747	4.88%, 06/01/2023	$17,025	$17,280
		$18,001	Eagle II Acquisition Co LLC
Distribution & Wholesale - 0.63%			6.00%, 04/01/2025(d)	3,340	3,453
American Builders & Contractors Supply Co			Eldorado Resorts Inc
Inc			7.00%, 08/01/2023	10,345	11,173
5.75%, 12/15/2023(d)	5,550	5,911	GLP Capital LP / GLP Financing II Inc
Global Partners LP / GLP Finance Corp			4.38%, 04/15/2021	945	990
7.00%, 06/15/2023	10,170	10,068	5.38%, 04/15/2026	9,775	10,313
HD Supply Inc			International Game Technology PLC
5.25%, 12/15/2021(d)	2,525	2,674	6.50%, 02/15/2025(d)	9,815	10,747
5.75%, 04/15/2024(d)	3,825	4,064	Lions Gate Entertainment Corp
		$22,717	5.88%, 11/01/2024(d)	8,635	8,959
Diversified Financial Services - 4.59%			National CineMedia LLC
Aircastle Ltd			5.75%, 08/15/2026	6,625	6,757
4.13%, 05/01/2024	1,920	1,953	Penn National Gaming Inc
5.00%, 04/01/2023	9,745	10,403	5.63%, 01/15/2027(d)	5,800	5,843
5.13%, 03/15/2021	11,795	12,576	Pinnacle Entertainment Inc
			5.63%, 05/01/2024(d)	8,510	8,787
5.50%, 02/15/2022	5,165	5,593
Ally Financial Inc			Scientific Games International Inc
			7.00%, 01/01/2022(d)	4,020	4,304
4.25%, 04/15/2021	1,095	1,120
5.75%, 11/20/2025	42,955	43,975	WMG Acquisition Corp
CIT Group Inc			4.88%, 11/01/2024(d)	4,270	4,323
			5.00%, 08/01/2023(d)	5,810	5,912
3.88%, 02/19/2019	20,125	20,678
			6.75%, 04/15/2022(d)	6,450	6,805
5.00%, 08/15/2022	8,500	9,144
Credit Acceptance Corp					$135,710
6.13%, 02/15/2021	12,090	12,030	Food- 2.00%
7.38%, 03/15/2023	8,140	8,140	BI-LO LLC / BI-LO Finance Corp
Doric Nimrod Air Finance Alpha Ltd 2012-1			9.25%, 02/15/2019(d)	10,875	9,516
Class B Pass Through Trust			Clearwater Seafoods Inc
6.50%, 05/30/2021(d)	2,177	2,253	6.88%, 05/01/2025(d)	3,920	4,057
Fly Leasing Ltd			Ingles Markets Inc
6.38%, 10/15/2021	8,545	8,887	5.75%, 06/15/2023	10,265	10,316
Navient Corp			JBS USA LUX SA / JBS USA Finance Inc
5.00%, 10/26/2020	1,360	1,386	5.75%, 06/15/2025(d)	9,165	9,463
5.88%, 03/25/2021	7,480	7,751	7.25%, 06/01/2021(d)	3,338	3,430
6.13%, 03/25/2024	4,340	4,297	Lamb Weston Holdings Inc
6.63%, 07/26/2021	4,245	4,494	4.63%, 11/01/2024(d)	1,800	1,859
Springleaf Finance Corp			4.88%, 11/01/2026(d)	5,280	5,445
5.25%, 12/15/2019	10,215	10,370	Post Holdings Inc
		$165,050	5.00%, 08/15/2026(d)	12,305	12,243
			7.75%, 03/15/2024(d)	4,585	5,095
Electric - 1.38%
Dynegy Inc			TreeHouse Foods Inc
7.38%, 11/01/2022	12,610	12,074	6.00%, 02/15/2024(d)	9,730	10,362
8.00%, 01/15/2025(d)	2,320	2,129			$71,786
Elwood Energy LLC			Forest Products & Paper - 0.73%
8.16%, 07/05/2026	6,652	7,451	Resolute Forest Products Inc
Indiantown Cogeneration LP			5.88%, 05/15/2023	9,830	9,363
9.77%, 12/15/2020	1,837	1,981	Sappi Papier Holding GmbH
Mirant Mid-Atlantic Series B Pass Through			7.50%, 06/15/2032(d)	5,985	6,090
Trust			Tembec Industries Inc
9.13%, 06/30/2017	220	201	9.00%, 12/15/2019(d)	10,575	10,813
Mirant Mid-Atlantic Series C Pass Through					$26,266
Trust			Gas- 0.47%
10.06%, 12/30/2028	11,422	10,308	NGL Energy Partners LP / NGL Energy
NRG Energy Inc			Finance Corp
6.25%, 05/01/2024	6,760	6,736	6.88%, 10/15/2021	4,155	4,124
6.63%, 01/15/2027	1,960	1,940	7.50%, 11/01/2023(d)	12,740	12,740
7.25%, 05/15/2026	6,470	6,616			$16,864
		$49,436	Healthcare - Products - 1.76%
Engineering & Construction - 0.20%			DJO Finco Inc / DJO Finance LLC / DJO
Tutor Perini Corp			Finance Corp
6.88%, 05/01/2025(d)	6,865	7,208	8.13%, 06/15/2021(d)	16,640	14,685
			Hill-Rom Holdings Inc
Entertainment - 3.77%			5.75%, 09/01/2023(d),(f)	6,440	6,730
AMC Entertainment Holdings Inc			Kinetic Concepts Inc / KCI USA Inc
5.88%, 11/15/2026(d)	13,960	14,213	7.88%, 02/15/2021(d)	9,455	10,081
Carmike Cinemas Inc			Mallinckrodt International Finance SA /
6.00%, 06/15/2023(d)	7,040	7,498	Mallinckrodt CB LLC
CCM Merger Inc			5.63%, 10/15/2023(d)	9,815	9,373
6.00%, 03/15/2022(d)	8,090	8,353	Teleflex Inc
			4.88%, 06/01/2026	5,020	5,095

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Products (continued)				Iron & Steel (continued)
Universal Hospital Services Inc				AK Steel Corp (continued)
7.63%, 08/15/2020		$16,905	$17,138	7.63%, 10/01/2021	$2,465	$2,573
			$63,102	ArcelorMittal
Healthcare - Services - 5.45%				7.75%, 10/15/2039(f)	30,030	34,309
Centene Corp				Commercial Metals Co
4.75%, 05/15/2022		17,250	17,897	4.88%, 05/15/2023	23,415	23,532
5.63%, 02/15/2021		3,930	4,131	Signode Industrial Group Lux SA/Signode
6.13%, 02/15/2024		9,525	10,263	Industrial Group US Inc
CHS/Community Health Systems Inc				6.38%, 05/01/2022(d)	16,510	17,007
5.13%, 08/01/2021		8,755	8,678	Vale Overseas Ltd
6.25%, 03/31/2023		7,000	7,123	6.25%, 08/10/2026	7,850	8,579
Fresenius Medical Care US Finance II Inc				6.88%, 11/21/2036	5,860	6,351
4.75%, 10/15/2024(d)		5,770	5,900			$110,453
5.88%, 01/31/2022(d)		7,825	8,578	Leisure Products & Services - 0.57%
6.50%, 09/15/2018(d)		4,895	5,164	NCL Corp Ltd
HCA Holdings Inc				4.63%, 11/15/2020(d)	12,870	13,192
6.25%, 02/15/2021		2,480	2,691	Silversea Cruise Finance Ltd
HCA Inc				7.25%, 02/01/2025(d)	6,960	7,377
4.50%, 02/15/2027		17,840	18,009			$20,569
4.75%, 05/01/2023		21,400	22,470	Lodging - 0.94%
5.00%, 03/15/2024		17,315	18,376	Boyd Gaming Corp
5.25%, 04/15/2025		3,915	4,207	6.88%, 05/15/2023	5,360	5,769
5.25%, 06/15/2026		3,825	4,078	Jack Ohio Finance LLC / Jack Ohio Finance 1
5.88%, 03/15/2022		8,015	8,887	Corp
IASIS Healthcare LLC / IASIS Capital Corp				6.75%, 11/15/2021(d)	13,270	13,867
8.38%, 05/15/2019		13,050	12,724	MGM Resorts International
MPH Acquisition Holdings LLC				6.00%, 03/15/2023	6,510	7,112
7.13%, 06/01/2024(d)		13,387	14,391	6.63%, 12/15/2021	6,290	7,061
Tenet Healthcare Corp						$33,809
6.75%, 06/15/2023		3,765	3,596	Machinery - Construction & Mining - 0.40%
7.50%, 01/01/2022(d)		3,920	4,194
				BlueLine Rental Finance Corp / BlueLine
WellCare Health Plans Inc				Rental LLC
5.25%, 04/01/2025		14,240	14,810	9.25%, 03/15/2024(d)	13,865	14,489
			$196,167
Home Builders - 2.66%				Machinery - Diversified - 0.36%
Beazer Homes USA Inc				Cloud Crane LLC
8.75%, 03/15/2022		8,445	9,395	10.13%, 08/01/2024 (d)	12,195	13,018
Lennar Corp
4.13%, 12/01/2018		9,125	9,330	Media- 7.35%
4.50%, 11/15/2019		8,300	8,580	Altice Financing SA
4.50%, 04/30/2024		4,865	4,914	6.50%, 01/15/2022(d)	13,765	14,436
4.75%, 11/15/2022(f)		7,561	7,864	6.63%, 02/15/2023(d)	3,000	3,176
4.88%, 12/15/2023		5,060	5,237	Altice Luxembourg SA
Mattamy Group Corp				7.75%, 05/15/2022(d)	10,420	11,073
6.88%, 12/15/2023(d)		7,500	7,781	Altice US Finance I Corp
WCI Communities Inc / Lennar Corp				5.50%, 05/15/2026(d)	3,675	3,799
6.88%, 08/15/2021		21,855	22,893	CCO Holdings LLC / CCO Holdings Capital
Woodside Homes Co LLC / Woodside Homes				Corp
Finance Inc				5.13%, 05/01/2023(d)	39,650	41,385
6.75%, 12/15/2021(d)		18,625	19,568	5.13%, 05/01/2027(d)	6,355	6,482
			$95,562	5.50%, 05/01/2026(d)	2,840	2,980
Insurance - 1.95%				5.75%, 02/15/2026(d)	1,680	1,784
CNO Financial Group Inc				CSC Holdings LLC
4.50%, 05/30/2020		2,770	2,867	5.50%, 04/15/2027(d)	3,195	3,303
Liberty Mutual Group Inc				6.63%, 10/15/2025(d)	4,225	4,621
4.04%, 03/07/2067(d),(f)		19,172	18,328	10.13%, 01/15/2023 (d)	13,135	15,237
Voya Financial Inc				DISH DBS Corp
5.65%, 05/15/2053(f)		47,227	48,762	5.88%, 07/15/2022	2,230	2,362
			$69,957	5.88%, 11/15/2024	12,418	13,039
Internet - 1.37%				6.75%, 06/01/2021	16,110	17,520
Netflix Inc				7.75%, 07/01/2026	9,385	10,992
3.63%, 05/15/2027(c),(d),(h)	EUR	2,750	3,038	7.88%, 09/01/2019	12,500	13,875
4.38%, 11/15/2026(d)		$9,805	9,658	SFR Group SA
United Group BV				6.00%, 05/15/2022(d)	7,655	7,980
7.88%, 11/15/2020(d)	EUR	12,000	13,604	Unitymedia GmbH
Zayo Group LLC / Zayo Capital Inc				6.13%, 01/15/2025(d)	8,940	9,544
6.00%, 04/01/2023		$21,635	23,068	Unitymedia Hessen GmbH & Co KG /
			$49,368	Unitymedia NRW GmbH
				5.50%, 01/15/2023(d)	16,650	17,337
Iron & Steel - 3.07%
AK Steel Corp				UPCB Finance IV Ltd
				5.38%, 01/15/2025(d)	2,000	2,035
7.00%, 03/15/2027		12,175	12,038
7.50%, 07/15/2023		5,570	6,064

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Media (continued)				Oil & Gas (continued)
Viacom Inc				EP Energy LLC / Everest Acquisition Finance
5.87%, 02/28/2057(f)		$11,275	$11,641	Inc (continued)
Virgin Media Finance PLC				8.00%, 11/29/2024(d)	$2,370	$2,480
5.75%, 01/15/2025(d)		5,000	5,100	8.00%, 02/15/2025(d)	2,475	2,209
6.00%, 10/15/2024(d)		2,940	3,080	9.38%, 05/01/2020	8,835	8,360
Virgin Media Secured Finance PLC				Gulfport Energy Corp
5.25%, 01/15/2026(d)		3,965	4,015	6.38%, 05/15/2025(d)	8,585	8,553
WideOpenWest Finance LLC /				Halcon Resources Corp
WideOpenWest Capital Corp				6.75%, 02/15/2025(d)	7,385	7,090
10.25%, 07/15/2019		15,115	15,720	12.00%, 02/15/2022 (d)	1,082	1,259
Ziggo Bond Finance BV				MEG Energy Corp
4.63%, 01/15/2025(d)	EUR	1,500	1,719	6.50%, 01/15/2025(d)	8,585	8,478
6.00%, 01/15/2027(d)		$8,705	8,879	Murphy Oil USA Inc
Ziggo Secured Finance BV				5.63%, 05/01/2027	1,440	1,476
5.50%, 01/15/2027(d)		10,820	11,091	Northern Blizzard Resources Inc
			$264,205	7.25%, 02/01/2022(d)	13,414	13,555
Metal Fabrication & Hardware - 0.11%				Oasis Petroleum Inc
Park-Ohio Industries Inc				6.50%, 11/01/2021	3,655	3,691
6.63%, 04/15/2027(d)		3,875	3,972	6.88%, 03/15/2022	5,645	5,715
				6.88%, 01/15/2023	11,825	11,943
Mining - 4.09%				Precision Drilling Corp
Alcoa Nederland Holding BV				7.75%, 12/15/2023(d)	1,505	1,595
6.75%, 09/30/2024(d)		4,460	4,879	QEP Resources Inc
7.00%, 09/30/2026(d)		7,585	8,382	5.25%, 05/01/2023	13,091	12,796
Aleris International Inc				Sunoco LP / Sunoco Finance Corp
9.50%, 04/01/2021(d)		3,280	3,518	5.50%, 08/01/2020	7,070	7,309
Constellium NV				6.38%, 04/01/2023	10,945	11,656
6.63%, 03/01/2025(d)		9,670	9,525	Tesoro Corp
First Quantum Minerals Ltd				4.75%, 12/15/2023(d)	11,685	12,240
7.00%, 02/15/2021(d)		3,730	3,861	Ultra Resources Inc
7.25%, 05/15/2022(d)		14,574	15,011	6.88%, 04/15/2022(d)	7,440	7,524
FMG Resources August 2006 Pty Ltd				Unit Corp
6.88%, 04/01/2022(d)		16,655	17,248	6.63%, 05/15/2021	8,600	8,557
9.75%, 03/01/2022(d)		6,820	7,847	Whiting Petroleum Corp
Freeport-McMoRan Inc				5.75%, 03/15/2021	6,815	6,781
4.55%, 11/14/2024		10,150	9,536	6.25%, 04/01/2023	7,170	7,170
6.88%, 02/15/2023(d)		1,845	1,942	WildHorse Resource Development Corp
Hudbay Minerals Inc				6.88%, 02/01/2025(d)	8,995	8,635
7.63%, 01/15/2025(d)		7,220	7,734	WPX Energy Inc
IAMGOLD Corp				7.50%, 08/01/2020	11,285	11,962
7.00%, 04/15/2025(d)		16,560	16,601			$230,660
Midwest Vanadium Pty Ltd				Oil & Gas Services - 0.88%
0.00%, 02/15/2018(a),(d)		10,696	241	Archrock Partners LP / Archrock Partners
Taseko Mines Ltd				Finance Corp
7.75%, 04/15/2019		10,635	10,409	6.00%, 10/01/2022	7,955	7,935
Teck Resources Ltd				PHI Inc
3.75%, 02/01/2023		14,510	14,297	5.25%, 03/15/2019	10,570	9,883
6.25%, 07/15/2041		13,000	13,780	Weatherford International Ltd
8.50%, 06/01/2024(d)		2,085	2,416	4.50%, 04/15/2022	3,855	3,643
			$147,227	8.25%, 06/15/2023	5,345	5,793
Miscellaneous Manufacturers - 0.75%				9.88%, 02/15/2024(d)	3,645	4,246
Bombardier Inc						$31,500
6.13%, 01/15/2023(d)		3,570	3,561	Packaging & Containers - 2.64%
7.50%, 03/15/2025(d)		10,330	10,743	ARD Finance SA
8.75%, 12/01/2021(d)		11,425	12,711	7.13%, PIK 7.88%, 09/15/2023(d),(e)	8,785	9,114
			$27,015	Ardagh Packaging Finance PLC / Ardagh
Oil & Gas - 6.41%				Holdings USA Inc
Ascent Resources Utica Holdings LLC / ARU				6.00%, 02/15/2025(d)	4,300	4,445
Finance Corp				7.25%, 05/15/2024(d)	4,540	4,943
10.00%, 04/01/2022 (d)		9,685	10,012	BWAY Holding Co
Carrizo Oil & Gas Inc				7.25%, 04/15/2025(d)	8,625	8,614
7.50%, 09/15/2020		8,425	8,678	Coveris Holdings SA
Chesapeake Energy Corp				7.88%, 11/01/2019(d)	15,360	15,168
8.00%, 12/15/2022(d)		11,430	12,044	Crown Americas LLC / Crown Americas
8.00%, 01/15/2025(d)		3,530	3,490	Capital Corp V
Chesapeake Oil Op/Fin Escrow Shares				4.25%, 09/30/2026(d)	2,000	1,960
0.00%, 11/15/2019(a),(b),(c)		11,835	—	Crown Cork & Seal Co Inc
Continental Resources Inc/OK				7.38%, 12/15/2026	15,449	17,921
4.50%, 04/15/2023		17,820	17,553	Flex Acquisition Co Inc
EP Energy LLC / Everest Acquisition Finance				6.88%, 01/15/2025(d)	7,930	8,168
Inc
6.38%, 06/15/2023		10,430	7,849

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Packaging & Containers (continued)			Retail (continued)
Reynolds Group Issuer Inc / Reynolds Group			JC Penney Corp Inc
Issuer LLC / Reynolds Group Issuer			5.65%, 06/01/2020		$4,895	$4,871
(Luxembourg) S.A.			5.88%, 07/01/2023(d)		3,550	3,585
4.66%, 07/15/2021(d),(f)	$6,620	$6,769	KFC Holding Co/Pizza Hut Holdings
5.13%, 07/15/2023(d)	7,145	7,449	LLC/Taco Bell of America LLC
5.75%, 10/15/2020	8,115	8,358	5.00%, 06/01/2024(d)		9,495	9,804
7.00%, 07/15/2024(d)	1,950	2,099	5.25%, 06/01/2026(d)		7,420	7,605
		$95,008	L Brands Inc
Pharmaceuticals - 0.50%			6.88%, 11/01/2035		7,245	7,144
Valeant Pharmaceuticals International Inc			Landry's Inc
5.38%, 03/15/2020(d)	15,070	12,923	6.75%, 10/15/2024(d)		11,420	11,962
5.63%, 12/01/2021(d)	6,525	5,016	Michaels Stores Inc
		$17,939	5.88%, 12/15/2020(d)		12,293	12,616
Pipelines - 2.49%			Tops Holding LLC / Tops Markets II Corp
			8.00%, 06/15/2022(d)		9,970	8,724
Antero Midstream Partners LP / Antero
Midstream Finance Corp						$82,705
5.38%, 09/15/2024(d)	4,025	4,116	Savings & Loans - 0.00%
Energy Transfer Equity LP			Washington Mutual Bank / Henderson NV
5.88%, 01/15/2024	7,960	8,577	0.00%, 06/15/2011(a),(c)		3,500	—
NuStar Logistics LP			0.00%, 01/15/2013(a),(b),(c)		3,000	—
5.63%, 04/28/2027	11,235	11,586	0.00%, 01/15/2015(a),(c),(f)		2,000	—
Sabine Pass Liquefaction LLC						$—
5.63%, 03/01/2025	25,630	28,019	Semiconductors - 0.60%
6.25%, 03/15/2022	4,915	5,512	Micron Technology Inc
Summit Midstream Holdings LLC / Summit			5.50%, 02/01/2025		1,801	1,882
Midstream Finance Corp			7.50%, 09/15/2023		6,605	7,397
5.75%, 04/15/2025	8,665	8,773	Sensata Technologies UK Financing Co PLC
Tesoro Logistics LP / Tesoro Logistics			6.25%, 02/15/2026(d)		11,500	12,449
Finance Corp						$21,728
5.25%, 01/15/2025	4,605	4,887	Shipbuilding - 0.33%
6.13%, 10/15/2021	13,410	13,997	Huntington Ingalls Industries Inc
6.25%, 10/15/2022	2,075	2,225	5.00%, 11/15/2025(d)		11,345	11,969
6.38%, 05/01/2024	1,750	1,912
		$89,604	Software - 1.74%
Private Equity - 0.41%			First Data Corp
Icahn Enterprises LP / Icahn Enterprises			5.00%, 01/15/2024(d)		20,050	20,506
Finance Corp			7.00%, 12/01/2023(d)		12,815	13,740
5.88%, 02/01/2022	7,100	7,304	MSCI Inc
6.00%, 08/01/2020	7,060	7,307	5.25%, 11/15/2024(d)		6,675	7,076
		$14,611	5.75%, 08/15/2025(d)		3,315	3,572
Real Estate - 0.28%			Quintiles IMS Inc
Crescent Communities LLC/Crescent			5.00%, 10/15/2026(d)		17,345	17,692
Ventures Inc						$62,586
8.88%, 10/15/2021(d)	9,595	10,075	Telecommunications - 6.79%
			CenturyLink Inc
REITS- 2.62%			5.63%, 04/01/2025		4,870	4,754
DuPont Fabros Technology LP			7.50%, 04/01/2024		4,005	4,351
5.88%, 09/15/2021	12,075	12,588	Frontier Communications Corp
Equinix Inc			7.13%, 01/15/2023		3,510	3,071
5.38%, 01/01/2022	10,065	10,644	8.88%, 09/15/2020		3,175	3,352
5.88%, 01/15/2026	15,400	16,593	11.00%, 09/15/2025		19,160	18,465
Iron Mountain Inc			Goodman Networks Inc
4.38%, 06/01/2021(d)	6,430	6,671	0.00%, 07/01/2018(a)		13,858	5,197
Iron Mountain US Holdings Inc			GTT Escrow Corp
5.38%, 06/01/2026(d)	9,655	9,824	7.88%, 12/31/2024(d)		2,910	3,034
iStar Inc			Impera Holdings SA
4.88%, 07/01/2018	7,230	7,311	5.38%, PIK 6.13%, 09/15/2022(d),(e)	EUR	1,150	1,289
6.00%, 04/01/2022	3,170	3,249	Intelsat Jackson Holdings SA
6.50%, 07/01/2021	6,745	7,032	5.50%, 08/01/2023		$15,980	13,643
MGM Growth Properties Operating			8.00%, 02/15/2024(d)		10,505	11,293
Partnership LP / MGP Finance Co-Issuer Inc			Level 3 Communications Inc
5.63%, 05/01/2024	9,715	10,480	5.75%, 12/01/2022		5,470	5,696
MPT Operating Partnership LP / MPT Finance			Level 3 Financing Inc
Corp			5.13%, 05/01/2023		4,440	4,557
5.25%, 08/01/2026	4,390	4,500	5.38%, 01/15/2024		11,395	11,843
6.38%, 03/01/2024	4,760	5,153	Radiate Holdco LLC / Radiate Finance Inc
		$94,045	6.63%, 02/15/2025(d)		16,855	16,813
Retail - 2.30%			Sprint Capital Corp
Claire's Stores Inc			6.88%, 11/15/2028		7,235	7,832
9.00%, 03/15/2019(d)	8,139	3,764	Sprint Communications Inc
Dollar Tree Inc			6.00%, 11/15/2022		16,500	17,191
5.75%, 03/01/2023	11,904	12,630	7.00%, 08/15/2020		12,300	13,315

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2017 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)		Value(000	's)
Telecommunications (continued)					Entertainment (continued)
Sprint Corp					Lions Gate Entertainment Corp, Term Loan
7.13%, 06/15/2024		$8,840	$9,641		B
7.88%, 09/15/2023		12,250	13,751		3.98%, 10/13/2023(f)		$10,424	$10,476
T-Mobile USA Inc								$15,805
4.00%, 04/15/2022		6,740	6,908		Forest Products & Paper - 0.44%
5.13%, 04/15/2025		13,770	14,510		Caraustar Industries Inc, Term Loan
5.38%, 04/15/2027		4,195	4,489		6.65%, 03/09/2022(f)		15,635	15,806
6.13%, 01/15/2022		4,110	4,341
6.50%, 01/15/2024		4,025	4,362		Healthcare - Products - 0.14%
6.50%, 01/15/2026		9,620	10,666		Kinetic Concepts Inc, Term Loan B
Wind Acquisition Finance SA					4.40%, 01/26/2024(f)		4,865	4,885
4.75%, 07/15/2020(d)		10,885	11,048
7.38%, 04/23/2021(d)		18,205	18,933		Healthcare - Services - 0.56%
			$244,345		Acadia Healthcare Co Inc, Term Loan B2
Transportation - 2.09%					3.98%, 02/16/2023(f)		879	879
Eletson Holdings Inc					Lantheus Medical Imaging Inc, Term Loan B
9.63%, 01/15/2022(d)		17,244	14,571		5.50%, 06/30/2022(f)		10,870	10,888
Navios Maritime Acquisition Corp / Navios					MPH Acquisition Holdings LLC, Term Loan
Acquisition Finance US Inc					B
8.13%, 11/15/2021(d)		37,660	33,564		4.90%, 05/25/2023(f)		8,286	8,391
Navios Maritime Holdings Inc / Navios								$20,158
Maritime Finance II US Inc					Insurance - 0.36%
7.38%, 01/15/2022(d)		16,245	13,971		Lonestar Intermediate Super Holdings LLC,
Navios South American Logistics Inc / Navios					PIK Term Loan
Logistics Finance US Inc					10.00%, PIK 10.75%, 08/10/2021(e),(f)		12,440	12,922
7.25%, 05/01/2022(d)		13,220	13,055
			$75,161		Internet - 0.02%
Trucking & Leasing - 0.17%					Zayo Group LLC, Term Loan B2
Park Aerospace Holdings Ltd					3.50%, 01/12/2024(f)		804	809
5.25%, 08/15/2022(d)		2,865	3,026
5.50%, 02/15/2024(d)		2,865	3,030		Media- 0.62%
			$6,056		Adria Topco BV, PIK Term Loan
TOTAL BONDS			$3,149,504		9.00%, PIK 9.00%, 06/04/2019(e),(f)	EUR	1,598	1,780
	Principal				Univision Communications Inc, Term Loan
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value(000	's)	C5
					3.75%, 03/15/2024(f)		$10,973	10,896
Food Service - 0.00%
Fresh Express Delivery Holding Group Co					WideOpenWest Finance LLC, Term Loan B
					4.55%, 08/11/2023(f)		9,602	9,652
Ltd
0.00%, 11/09/2009(a),(c)	HKD	46,500	—					$22,328
0.00%, 10/18/2010(a),(c)	CNY	245,000	—		Mining - 0.05%
			$—		FMG Resources August 2006 Pty Ltd, Term
TOTAL CONVERTIBLE BONDS			$—		Loan B
					3.75%, 06/30/2019(f)		1,733	1,744
SENIOR FLOATING RATE INTERESTS -	Principal
6.12%	Amount (000's)		Value(000	's)
Automobile Manufacturers - 0.10%					Oil & Gas - 0.69%
Navistar Inc, Term Loan B					California Resources Corp, Term Loan
5.00%, 08/07/2020(f)		$3,631	$3,675		11.37%, 12/31/2021 (f)		10,680	11,735
					Chesapeake Energy Corp, Term Loan 1.5
					8.55%, 08/17/2021(f)		6,215	6,710
Chemicals - 0.59%
Emerald Performance Materials LLC, Term					Seadrill Operating LP, Term Loan B
					4.15%, 02/12/2021(f)		9,686	6,514
Loan
8.75%, 07/22/2022(f)		8,475	8,451					$24,959
Ineos US Finance LLC, Term Loan B					REITS- 0.55%
3.74%, 02/10/2024(f)		12,534	12,621		GEO Group Inc/The, Term Loan B
					3.20%, 03/15/2024(f)		8,815	8,815
			$21,072
Coal- 0.07%					iStar Inc, Term Loan B
					4.75%, 07/01/2020(f)		10,872	10,967
Peabody Energy Corp, Term Loan EXIT
5.50%, 02/08/2022(f)		2,665	2,672					$19,782
					Retail - 0.54%
Commercial Services - 0.17%					Academy Ltd, Term Loan B
					5.12%, 06/16/2022(f)		11,007	7,567
Prime Security Services Borrower LLC, Term
Loan					Comfort Holding LLC, Term Loan
4.25%, 05/02/2022(f)		6,155	6,215		5.78%, 02/02/2024(f)		4,305	4,308
					11.03%, 01/31/2025 (f)		1,490	1,430
Consumer Products - 0.08%					Michaels Stores Inc, Term Loan B1
Prestige Brands Inc, Term Loan B4					3.75%, 01/27/2023(f)		6,300	6,286
3.74%, 01/20/2024(f)		2,880	2,906					$19,591
					Telecommunications - 0.54%
Entertainment - 0.44%					GTT Communications Inc, Term Loan
CCM Merger Inc, Term Loan B					5.00%, 12/13/2023(f)		7,065	7,131
4.24%, 08/06/2021(f)		5,307	5,329		Level 3 Financing Inc, Term Loan B
					3.20%, 02/17/2024(f)		3,140	3,149

See accompanying notes.

		Schedule of Investments
		High Yield Fund
		April 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)
Radiate Holdco LLC, Term Loan
3.99%, 12/09/2023(f)	$9,105	$9,132
		$19,412
Trucking & Leasing - 0.16%
Avolon TLB Borrower 1 US LLC, Term Loan
B2
0.00%, 01/20/2022(f),(i)	5,540	5,621

TOTAL SENIOR FLOATING RATE INTERESTS		$220,362
Total Investments		$3,572,703
Other Assets and Liabilities - 0.68%		$24,326
TOTAL NET ASSETS - 100.00%		$3,597,029

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $21,401 or 0.59% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $34,693 or 0.96% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,549,384 or 43.07% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Variable Rate. Rate shown is in effect at April 30, 2017.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(h)	Security purchased on a when-issued basis.
(i)	This Senior Floating Rate Note will settle after April 30, 2017, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector			Percent
Communications			16.74%
Consumer, Cyclical			14.10%
Financial			13.74%
Consumer, Non-cyclical			13.10%
Energy			12.00%
Basic Materials			11.18%
Industrial			8.61%
Investment Companies			4.30%
Technology			3.70%
Utilities			1.85%
Other Assets and Liabilities			0.68%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	06/09/2017	EUR	19,000,000	$20,238	$20,736	$	— $	(498)
Total						$	— $	(498)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

COMMON STOCKS - 0.29%	Shares Held	Value(000	's)		Principal
Electric - 0.23%				BONDS (continued)	Amount (000's) Value (000's)
Dynegy Inc (a)	7,500	$48		Apparel - 0.17%
Vistra Energy Corp	164,087	2,453		Hanesbrands Inc
		$2,501		4.88%, 05/15/2026(g)	$1,775	$1,766
Oil & Gas - 0.05%				Levi Strauss & Co
Penn Virginia Corp (a)	2,316	92		5.00%, 05/01/2025	50	52
Penn Virginia Corp (a),(b),(c),(d)	2,826	112				$1,818
Penn Virginia Corp (a),(b),(d)	373,000	7		Automobile Manufacturers - 0.19%
Sabine Oil & Gas Holdings Inc (a)	369	12		Fiat Chrysler Automobiles NV
Sabine Oil & Gas Holdings Inc - Warrants (a)	1,172	6		5.25%, 04/15/2023	917	942
Sabine Oil & Gas Holdings Inc - Warrants (a)	208	1		General Motors Co
Stone Energy Corp (a)	5,714	120		0.00%, 12/01/2020(a),(b),(d)	25	—
Ultra Petroleum Corp (a)	20,749	232		0.00%, 12/01/2020(a),(b),(d)	50	—
		$582		0.00%, 07/15/2023(a),(b),(d)	1,000	—
				0.00%, 09/01/2025(a),(b),(d)	700	—
Retail - 0.00%
Nebraska Book Holdings Inc (a),(b)	20,064	1		0.00%, 05/01/2028(a),(b),(d)	150	—
Neebo, Inc - Warrants (a),(b),(d)	3,508	—		0.00%, 03/06/2032(a),(b),(d)	75	—
Neebo, Inc - Warrants (a),(b),(d)	7,519	—		0.00%, 07/15/2033(a),(b),(d)	100	—
				0.00%, 07/15/2033(a),(b),(d)	5,050	—
		$1
				0.00%, 03/15/2036(a),(b),(d)	725	—
Telecommunications - 0.01%
NII Holdings Inc (a)	77,871	67		Navistar International Corp
				8.25%, 11/01/2021	1,112	1,126
TOTAL COMMON STOCKS		$3,151				$2,068
INVESTMENT COMPANIES - 2.86%	Shares Held	Value(000	's)	Automobile Parts & Equipment - 0.83%
				American Axle & Manufacturing Inc
Money Market Funds - 2.86%				6.25%, 04/01/2025(g)	998	993
BlackRock Liquidity Funds FedFund Portfolio	31,442,930	31,443		6.50%, 04/01/2027(g)	1,002	994
				6.63%, 10/15/2022	63	65
TOTAL INVESTMENT COMPANIES		$31,443
				Dana Financing Luxembourg Sarl
PREFERRED STOCKS - 0.15%	Shares Held	Value(000	's)	5.75%, 04/15/2025(g)	445	456
Insurance - 0.15%				Goodyear Tire & Rubber Co/The
XLIT Ltd 4.28%(e),(f)	1,935	$1,674
				4.88%, 03/15/2027	1,055	1,055
				5.00%, 05/31/2026	900	924
TOTAL PREFERRED STOCKS		$1,674		5.13%, 11/15/2023	580	610
	Principal			IHO Verwaltungs GmbH
BONDS- 90.22%	Amount (000's)	Value(000	's)	4.50%, PIK 5.25%, 09/15/2023(g),(h)	1,040	1,039
Advertising - 0.63%				Tenneco Inc
Acosta Inc				5.38%, 12/15/2024	265	274
7.75%, 10/01/2022(g)	$4,715	$3,996
				Titan International Inc
Lamar Media Corp				6.88%, 10/01/2020	689	708
5.38%, 01/15/2024	56	59		ZF North America Capital Inc
5.75%, 02/01/2026	689	751		4.00%, 04/29/2020(g)	930	968
MDC Partners Inc				4.75%, 04/29/2025(g)	1,013	1,053
6.50%, 05/01/2024(g)	1,675	1,633
						$9,139
Outfront Media Capital LLC / Outfront Media				Banks- 0.62%
Capital Corp				Bank of America Corp
5.63%, 02/15/2024	125	131		6.10%, 12/31/2049(e),(f)	720	771
5.88%, 03/15/2025	365	386		Barclays PLC
		$6,956		8.25%, 12/31/2049(e),(f)	435	463
Aerospace & Defense - 0.44%				Citigroup Inc
Arconic Inc				6.13%, 12/31/2049(e),(f)	25	27
5.13%, 10/01/2024	1,505	1,577		6.25%, 12/31/2049(e),(f)	535	582
5.87%, 02/23/2022	208	224		Credit Agricole SA
5.90%, 02/01/2027	129	139		8.13%, 12/31/2049(e),(f),(g)	440	486
6.75%, 01/15/2028	816	904		Royal Bank of Scotland Group PLC
Orbital ATK Inc				6.00%, 12/19/2023	1,042	1,124
5.25%, 10/01/2021	241	249		6.13%, 12/15/2022	1,706	1,837
5.50%, 10/01/2023	170	176		8.00%, 12/31/2049(e),(f)	469	487
TransDigm Inc				8.62%, 12/29/2049(e),(f)	560	604
6.00%, 07/15/2022	628	647		Societe Generale SA
6.38%, 06/15/2026	343	346		7.38%, 12/31/2049(e),(f),(g)	400	423
6.50%, 07/15/2024	301	309				$6,804
6.50%, 05/15/2025(g)	304	311
				Beverages - 0.04%
		$4,882		Cott Holdings Inc
Airlines - 0.17%				5.50%, 04/01/2025(g)	457	465
American Airlines Group Inc
5.50%, 10/01/2019(g)	367	384
				Biotechnology - 0.03%
UAL 2007-1 Pass Through Trust				Concordia International Corp
6.64%, 01/02/2024	270	291		7.00%, 04/15/2023(g)	1,270	203
United Continental Holdings Inc				9.00%, 04/01/2022(g)	187	130
5.00%, 02/01/2024	1,233	1,239				$333
		$1,914		Building Materials - 1.37%
				Airxcel Inc
				8.50%, 02/15/2022(g)	213	219

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Building Materials (continued)			Commercial Services (continued)
Cemex Finance LLC			ADT Corp/The
6.00%, 04/01/2024(g)	$757	$801	4.13%, 06/15/2023	$1,838	$1,792
Cemex SAB de CV			4.88%, 07/15/2032(g)	1,380	1,204
5.70%, 01/11/2025(g)	295	308	Ahern Rentals Inc
6.13%, 05/05/2025(g)	1,238	1,329	7.38%, 05/15/2023(g)	693	596
7.75%, 04/16/2026(g)	2,100	2,394	AMN Healthcare Inc
Hardwoods Acquisition Inc			5.13%, 10/01/2024(g)	273	276
7.50%, 08/01/2021(g)	778	708	Avis Budget Car Rental LLC / Avis Budget
Masonite International Corp			Finance Inc
5.63%, 03/15/2023(g)	373	387	5.25%, 03/15/2025(g)	1,390	1,310
NCI Building Systems Inc			5.50%, 04/01/2023	1,745	1,719
8.25%, 01/15/2023(g)	350	382	6.38%, 04/01/2024(g)	955	954
NWH Escrow Corp			Booz Allen Hamilton Inc
7.50%, 08/01/2021(g)	197	178	5.13%, 05/01/2025(g)	174	177
Standard Industries Inc/NJ			Garda World Security Corp
5.50%, 02/15/2023(g)	110	114	7.25%, 11/15/2021(g)	835	845
6.00%, 10/15/2025(g)	592	632	Gartner Inc
Summit Materials LLC / Summit Materials			5.13%, 04/01/2025(g)	380	393
Finance Corp			GW Honos Security Corp
6.13%, 07/15/2023	1,120	1,173	8.75%, 05/15/2025(g),(i)	2,175	2,218
US Concrete Inc			Hertz Corp/The
6.38%, 06/01/2024	369	386	5.50%, 10/15/2024(g)	3,115	2,687
USG Corp			IHS Markit Ltd
5.50%, 03/01/2025(g)	775	814	4.75%, 02/15/2025(g)	248	259
8.25%, 01/15/2018(f)	5,015	5,260	5.00%, 11/01/2022(g)	3,972	4,245
		$15,085	Jaguar Holding Co II / Pharmaceutical Product
Chemicals - 1.32%			Development LLC
Axalta Coating Systems LLC			6.38%, 08/01/2023(g)	1,625	1,694
4.88%, 08/15/2024(g)	380	394	Live Nation Entertainment Inc
Blue Cube Spinco Inc			4.88%, 11/01/2024(g)	675	680
10.00%, 10/15/2025	1,213	1,495	Nielsen Finance LLC / Nielsen Finance Co
CF Industries Inc			4.50%, 10/01/2020	1,365	1,391
4.50%, 12/01/2026(g)	150	152	5.00%, 04/15/2022(g)	5,727	5,892
5.15%, 03/15/2034	687	622	Prime Security Services Borrower LLC /
5.38%, 03/15/2044	1,025	893	Prime Finance Inc
Chemours Co/The			9.25%, 05/15/2023(g)	2,260	2,469
7.00%, 05/15/2025	350	385	RR Donnelley & Sons Co
CVR Partners LP / CVR Nitrogen Finance			6.00%, 04/01/2024	1,280	1,202
Corp			6.50%, 11/15/2023	720	703
9.25%, 06/15/2023(g)	1,429	1,459	7.63%, 06/15/2020	4,320	4,741
GCP Applied Technologies Inc			7.88%, 03/15/2021	3,445	3,721
9.50%, 02/01/2023(g)	370	422	Service Corp International/US
Hexion Inc			5.38%, 01/15/2022	800	825
6.63%, 04/15/2020	1,846	1,744	5.38%, 05/15/2024	1,350	1,426
Momentive Performance - Escrow			7.63%, 10/01/2018	720	775
0.00%, 10/15/2020(a),(b),(d)	1,500	—	8.00%, 11/15/2021	370	436
Momentive Performance Materials Inc			Syniverse Foreign Holdings Corp
3.88%, 10/24/2021	1,045	1,039	9.13%, 01/15/2022(g)	2,750	2,729
NOVA Chemicals Corp			Team Health Holdings Inc
5.00%, 05/01/2025(g)	2,418	2,475	6.38%, 02/01/2025(g)	644	629
5.25%, 08/01/2023(g)	210	216	United Rentals North America Inc
Olin Corp			5.50%, 07/15/2025	550	575
5.13%, 09/15/2027	407	424	5.50%, 05/15/2027	105	108
PolyOne Corp			5.75%, 11/15/2024	755	798
5.25%, 03/15/2023	924	949	5.88%, 09/15/2026	710	749
Unifrax I LLC / Unifrax Holding Co			6.13%, 06/15/2023	1,625	1,698
7.50%, 02/15/2019(g)	725	725			$52,994
Versum Materials Inc			Computers - 1.90%
5.50%, 09/30/2024(g)	360	374	Dell International LLC / EMC Corp
WR Grace & Co-Conn			3.48%, 06/01/2019(g)	5	5
5.13%, 10/01/2021(g)	315	338	4.42%, 06/15/2021(g)	277	291
5.63%, 10/01/2024(g)	315	342	5.45%, 06/15/2023(g)	800	863
		$14,448	5.88%, 06/15/2021(g)	1,245	1,319
Coal- 0.06%			6.02%, 06/15/2026(g)	2,095	2,301
CONSOL Energy Inc			7.13%, 06/15/2024(g)	665	735
5.88%, 04/15/2022	540	527	Diebold Nixdorf Inc
Peabody Energy Corp			8.50%, 04/15/2024	871	971
6.00%, 03/31/2022(g)	111	113	EMC Corp
		$640	1.88%, 06/01/2018	4,050	4,032
Commercial Services - 4.83%			2.65%, 06/01/2020	242	237
ACE Cash Express Inc			3.38%, 06/01/2023	615	593
11.00%, 02/01/2019 (g)	1,106	1,078

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Diversified Financial Services (continued)
Harland Clarke Holdings Corp			Ladder Capital Finance Holdings LLLP /
6.88%, 03/01/2020(g)	$380	$389	Ladder Capital Finance Corp
8.38%, 08/15/2022(g)	259	267	5.25%, 03/15/2022(g)	$282	$289
Riverbed Technology Inc			LPL Holdings Inc
8.88%, 03/01/2023(g)	1,030	1,061	5.75%, 09/15/2025(g)	304	309
Western Digital Corp			Nationstar Mortgage LLC / Nationstar Capital
7.38%, 04/01/2023(g)	221	242	Corp
10.50%, 04/01/2024	6,368	7,499	6.50%, 07/01/2021	497	504
		$20,805	7.88%, 10/01/2020	515	536
Consumer Products - 0.29%			Navient Corp
ACCO Brands Corp			4.88%, 06/17/2019	4,710	4,863
5.25%, 12/15/2024(g)	286	295	5.50%, 01/15/2019	535	556
Central Garden & Pet Co			NFP Corp
6.13%, 11/15/2023	25	27	9.00%, 07/15/2021(g)	420	444
Kronos Acquisition Holdings Inc			Quicken Loans Inc
9.00%, 08/15/2023(g)	530	537	5.75%, 05/01/2025(g)	1,174	1,186
Prestige Brands Inc			Springleaf Finance Corp
6.38%, 03/01/2024(g)	165	177	7.75%, 10/01/2021	283	303
Spectrum Brands Inc			8.25%, 12/15/2020	347	380
5.75%, 07/15/2025	1,297	1,390			$55,370
6.13%, 12/15/2024	736	784	Electric - 3.34%
		$3,210	AES Corp/VA
Cosmetics & Personal Care - 0.40%			4.88%, 05/15/2023	250	252
Edgewell Personal Care Co			5.50%, 04/15/2025	525	538
4.70%, 05/19/2021	1,205	1,277	Calpine Corp
4.70%, 05/24/2022	2,415	2,573	0.00%, 07/15/2013(a),(b),(d)	1,500	—
Revlon Consumer Products Corp			5.25%, 06/01/2026(g)	650	654
5.75%, 02/15/2021(f)	325	324	5.38%, 01/15/2023	3,540	3,487
6.25%, 08/01/2024	273	266	5.50%, 02/01/2024	1,000	965
		$4,440	6.00%, 01/15/2022(g)	2,445	2,555
Distribution & Wholesale - 0.47%			Dynegy Inc
Global Partners LP / GLP Finance Corp			5.88%, 06/01/2023	2,492	2,199
6.25%, 07/15/2022	520	515	7.38%, 11/01/2022	900	862
7.00%, 06/15/2023	90	89	7.63%, 11/01/2024	1,080	988
H&E Equipment Services Inc			8.00%, 01/15/2025(g)	340	312
7.00%, 09/01/2022	364	380	GenOn Energy Inc
HD Supply Inc			9.88%, 10/15/2020	1,250	784
5.25%, 12/15/2021(g)	2,145	2,271	IPALCO Enterprises Inc
5.75%, 04/15/2024(g)	1,330	1,413	5.00%, 05/01/2018	2,315	2,379
Univar USA Inc			NRG Energy Inc
6.75%, 07/15/2023(g)	443	462	6.25%, 07/15/2022	2,645	2,695
		$5,130	6.25%, 05/01/2024	750	747
Diversified Financial Services - 5.04%			6.63%, 03/15/2023	2,125	2,157
Aircastle Ltd			6.63%, 01/15/2027	5,038	4,988
4.63%, 12/15/2018	2,030	2,104	7.25%, 05/15/2026	3,150	3,221
5.00%, 04/01/2023	530	566	NRG Yield Operating LLC
			5.00%, 09/15/2026(g)	725	711
5.13%, 03/15/2021	1,965	2,095
5.50%, 02/15/2022	405	439	Talen Energy Supply LLC
6.25%, 12/01/2019	845	916	4.60%, 12/15/2021	4,395	3,406
			4.62%, 07/15/2019(f),(g)	46	45
Alliance Data Systems Corp
5.88%, 11/01/2021(g)	210	217	6.50%, 06/01/2025	1,477	1,174
			9.50%, 07/15/2022(g)	600	561
Ally Financial Inc
3.25%, 09/29/2017	1,000	1,006	Terraform Global Operating LLC
			9.75%, 08/15/2022(f),(g)	842	935
3.25%, 11/05/2018	4,905	4,954
3.60%, 05/21/2018	2,725	2,759	Texas Competitive Electric Holdings Co
4.63%, 05/19/2022	3,492	3,562	LLC
			0.00%, 10/01/2020(a),(b)	1,075	5
6.25%, 12/01/2017	4,050	4,151
8.00%, 03/15/2020	5,525	6,236			$36,620
8.00%, 11/01/2031	525	625	Electrical Components & Equipment - 0.06%
CIT Group Inc			EnerSys
			5.00%, 04/30/2023(g)	683	696
3.88%, 02/19/2019	2,010	2,065
5.00%, 05/15/2018(g)	4,690	4,718
5.25%, 03/15/2018	1,665	1,718	Electronics - 0.13%
5.38%, 05/15/2020	342	368	Allegion PLC
5.50%, 02/15/2019(g)	226	239	5.88%, 09/15/2023	605	646
6.63%, 04/01/2018(g)	3,815	3,989	Flex Ltd
CNG Holdings Inc			5.00%, 02/15/2023	760	819
9.38%, 05/15/2020(g)	920	837			$1,465
ILFC E-Capital Trust I			Energy - Alternate Sources - 0.07%
4.66%, 12/21/2065(f),(g)	1,943	1,846	Pattern Energy Group Inc
ILFC E-Capital Trust II			5.88%, 02/01/2024(g)	329	338
4.91%, 12/21/2065(f),(g)	615	590

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Energy - Alternate Sources (continued)			Food- 2.11%
TerraForm Power Operating LLC			Albertsons Cos LLC / Safeway Inc / New
6.13%, 06/15/2025(g)	$210	$222	Albertson's Inc / Albertson's LLC
6.37%, 02/01/2023(f),(g)	209	216	5.75%, 03/15/2025(g)	$2,759	$2,683
		$776	6.63%, 06/15/2024(g)	4,357	4,456
Engineering & Construction - 0.41%			B&G Foods Inc
AECOM			5.25%, 04/01/2025	343	351
5.13%, 03/15/2027(g)	754	755	Bumble Bee Holdings Inc
5.88%, 10/15/2024	2,070	2,221	9.00%, 12/15/2017(g)	575	575
MasTec Inc			Dean Foods Co
4.88%, 03/15/2023	767	767	6.50%, 03/15/2023(g)	735	776
Tutor Perini Corp			Dole Food Co Inc
6.88%, 05/01/2025(g)	706	741	7.25%, 06/15/2025(g)	507	525
		$4,484	JBS USA LUX SA / JBS USA Finance Inc
			5.75%, 06/15/2025(g)	191	197
Entertainment - 2.49%
			5.88%, 07/15/2024(g)	931	971
AMC Entertainment Holdings Inc
			7.25%, 06/01/2021(g)	775	796
5.75%, 06/15/2025	1,625	1,676
5.88%, 11/15/2026(g)	290	295	Pilgrim's Pride Corp
6.13%, 05/15/2027(g)	1,161	1,185	5.75%, 03/15/2025(g)	395	411
CCM Merger Inc			Post Holdings Inc
6.00%, 03/15/2022(g)	122	126	5.00%, 08/15/2026(g)	998	993
			5.50%, 03/01/2025(g)	1,903	1,988
Cedar Fair LP / Canada's Wonderland Co /
			5.75%, 03/01/2027(g)	1,559	1,619
Magnum Management Corp
5.25%, 03/15/2021	2,275	2,337	6.00%, 12/15/2022(g)	1,635	1,745
			7.75%, 03/15/2024(g)	1,430	1,589
Cedar Fair LP / Canada's Wonderland Co /
			8.00%, 07/15/2025(g)	83	95
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027(g)	870	899	SUPERVALU Inc
Chukchansi Economic Development			6.75%, 06/01/2021	1,014	1,037
Authority			7.75%, 11/15/2022	1,930	1,974
9.75%, 05/30/2020(b),(g)	1,238	507	US Foods Inc
			5.88%, 06/15/2024(g)	340	355
Eagle II Acquisition Co LLC
6.00%, 04/01/2025(g)	95	98			$23,136
EMI Music Publishing Group North America			Food Service - 0.16%
Holdings Inc			Aramark Services Inc
7.63%, 06/15/2024(g)	395	437	5.13%, 01/15/2024	1,630	1,720
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024(g)	210	215	Forest Products & Paper - 0.07%
GLP Capital LP / GLP Financing II Inc			Cascades Inc
4.38%, 11/01/2018	395	406	5.75%, 07/15/2023(g)	450	457
4.38%, 04/15/2021	35	37	Clearwater Paper Corp
4.88%, 11/01/2020	2,860	3,046	4.50%, 02/01/2023	195	188
5.38%, 11/01/2023	1,865	2,014	5.38%, 02/01/2025(g)	104	102
5.38%, 04/15/2026	420	443			$747
International Game Technology PLC			Gas- 0.14%
6.25%, 02/15/2022(g)	265	289	AmeriGas Partners LP / AmeriGas Finance
6.50%, 02/15/2025(g)	430	471	Corp
Isle of Capri Casinos Inc			5.50%, 05/20/2025	336	339
5.88%, 03/15/2021	1,204	1,243	5.63%, 05/20/2024	218	222
8.88%, 06/15/2020	915	943	5.75%, 05/20/2027	231	232
Regal Entertainment Group			5.88%, 08/20/2026	218	221
5.75%, 03/15/2022	2,845	2,973	NGL Energy Partners LP / NGL Energy
5.75%, 06/15/2023	525	553	Finance Corp
Scientific Games International Inc			6.13%, 03/01/2025(g)	366	340
6.25%, 09/01/2020	1,145	1,102	6.88%, 10/15/2021	191	190
6.63%, 05/15/2021	940	906			$1,544
7.00%, 01/01/2022(g)	330	353	Healthcare - Products - 0.27%
10.00%, 12/01/2022	2,160	2,343	Alere Inc
Shingle Springs Tribal Gaming Authority			6.38%, 07/01/2023(g)	111	121
9.75%, 09/01/2021(g)	562	599	6.50%, 06/15/2020	578	591
Six Flags Entertainment Corp			Hologic Inc
4.88%, 07/31/2024(g)	674	680	5.25%, 07/15/2022(g)	250	263
WMG Acquisition Corp			Mallinckrodt International Finance SA
4.88%, 11/01/2024(g)	105	106	4.75%, 04/15/2023	143	122
5.00%, 08/01/2023(g)	90	92	Mallinckrodt International Finance SA /
5.63%, 04/15/2022(g)	502	523	Mallinckrodt CB LLC
6.75%, 04/15/2022(g)	400	422	5.50%, 04/15/2025(g)	915	833
		$27,319	5.63%, 10/15/2023(g)	202	193
Environmental Control - 0.01%			5.75%, 08/01/2022(g)	178	175
Covanta Holding Corp			Teleflex Inc
5.88%, 07/01/2025	71	71	4.88%, 06/01/2026	363	368
			5.25%, 06/15/2024	292	301
					$2,967

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services - 5.23%			Home Builders (continued)
Acadia Healthcare Co Inc			Lennar Corp (continued)
5.63%, 02/15/2023	$400	$414	4.88%, 12/15/2023	$490	$507
6.13%, 03/15/2021	253	259	Mattamy Group Corp
6.50%, 03/01/2024	470	498	6.50%, 11/15/2020(g)	431	443
Centene Corp			6.88%, 12/15/2023(g)	92	96
4.75%, 05/15/2022	90	93	Meritage Homes Corp
4.75%, 01/15/2025	610	620	6.00%, 06/01/2025	800	852
5.63%, 02/15/2021	190	200	New Home Co Inc/The
6.13%, 02/15/2024	620	668	7.25%, 04/01/2022(g)	542	564
CHS/Community Health Systems Inc			Taylor Morrison Communities Inc / Taylor
5.13%, 08/01/2021	202	200	Morrison Holdings II Inc
6.88%, 02/01/2022	276	228	5.63%, 03/01/2024(g)	1,326	1,402
7.13%, 07/15/2020	386	346	Toll Brothers Finance Corp
DaVita Inc			4.00%, 12/31/2018	1,360	1,397
5.00%, 05/01/2025	725	730	4.38%, 04/15/2023	480	491
5.13%, 07/15/2024	1,690	1,738	5.63%, 01/15/2024	295	316
5.75%, 08/15/2022	1,349	1,398			$14,602
Envision Healthcare Corp			Home Furnishings - 0.08%
5.13%, 07/01/2022(g)	414	420	Tempur Sealy International Inc
5.63%, 07/15/2022	550	567	5.50%, 06/15/2026	440	437
Fresenius Medical Care US Finance II Inc			5.63%, 10/15/2023	405	414
4.13%, 10/15/2020(g)	358	368			$851
4.75%, 10/15/2024(g)	960	982
			Housewares - 0.13%
5.63%, 07/31/2019(g)	3	3
			American Greetings Corp
5.88%, 01/31/2022(g)	1,214	1,331	7.88%, 02/15/2025(g)	237	253
6.50%, 09/15/2018(g)	3,035	3,202	Radio Systems Corp
HCA Holdings Inc			8.38%, 11/01/2019(g)	589	612
6.25%, 02/15/2021	369	400	Scotts Miracle-Gro Co/The
HCA Inc			5.25%, 12/15/2026(g)	232	240
4.25%, 10/15/2019	345	358	6.00%, 10/15/2023	267	285
4.50%, 02/15/2027	1,745	1,762			$1,390
4.75%, 05/01/2023	2,280	2,394	Insurance - 0.22%
5.00%, 03/15/2024	4,344	4,610	CNO Financial Group Inc
5.25%, 04/15/2025	2,326	2,500	5.25%, 05/30/2025	642	663
5.25%, 06/15/2026	535	571	Fidelity & Guaranty Life Holdings Inc
5.38%, 02/01/2025	1,957	2,038	6.38%, 04/01/2021(g)	425	436
5.88%, 03/15/2022	1,011	1,121	Liberty Mutual Group Inc
5.88%, 05/01/2023	478	520	7.80%, 03/07/2087(g)	626	724
5.88%, 02/15/2026	1,780	1,891	Radian Group Inc
6.50%, 02/15/2020	1,737	1,907	7.00%, 03/15/2021	280	312
7.50%, 02/15/2022	475	546	USIS Merger Sub Inc
7.69%, 06/15/2025	1,790	2,041	6.88%, 05/01/2025(g)	320	326
IASIS Healthcare LLC / IASIS Capital Corp					$2,461
8.38%, 05/15/2019	6,747	6,579
			Internet - 0.91%
LifePoint Health Inc
5.38%, 05/01/2024(g)	75	76	Match Group Inc
			6.38%, 06/01/2024	445	484
5.50%, 12/01/2021	448	463	Netflix Inc
5.88%, 12/01/2023	825	852	4.38%, 11/15/2026(g)	956	942
MPH Acquisition Holdings LLC
7.13%, 06/01/2024(g)	2,114	2,272	5.50%, 02/15/2022	1,405	1,504
			5.75%, 03/01/2024	125	134
Tenet Healthcare Corp			5.88%, 02/15/2025	225	244
4.38%, 10/01/2021	287	287	Symantec Corp
4.50%, 04/01/2021	750	749	5.00%, 04/15/2025(g)	1,534	1,586
5.00%, 03/01/2019	1,725	1,728	Zayo Group LLC / Zayo Capital Inc
5.50%, 03/01/2019	270	273	5.75%, 01/15/2027(g)	3,331	3,535
6.00%, 10/01/2020	481	506	6.00%, 04/01/2023	1,165	1,242
6.25%, 11/01/2018	1,522	1,595	6.38%, 05/15/2025	255	276
6.75%, 06/15/2023	575	549
					$9,947
6.88%, 11/15/2031	525	449
7.50%, 01/01/2022(g)	2,315	2,477	Iron & Steel - 1.24%
			AK Steel Corp
8.00%, 08/01/2020	464	473
			7.00%, 03/15/2027	524	518
8.13%, 04/01/2022	1,093	1,109
			7.50%, 07/15/2023	520	566
		$57,361
			ArcelorMittal
Home Builders - 1.33%			6.13%, 06/01/2025	592	665
CalAtlantic Group Inc			7.00%, 02/25/2022(f)	2,443	2,770
5.25%, 06/01/2026	682	701	7.50%, 03/01/2041(f)	103	116
5.38%, 10/01/2022	1,708	1,823	7.75%, 10/15/2039(f)	6,130	7,003
5.88%, 11/15/2024	582	626	Commercial Metals Co
8.38%, 01/15/2021	820	963	4.88%, 05/15/2023	581	584
Lennar Corp			Steel Dynamics Inc
4.75%, 12/15/2017	1,800	1,816
4.75%, 11/15/2022(f)	2,505	2,605	5.13%, 10/01/2021	300	310
			5.25%, 04/15/2023	200	207

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Iron & Steel (continued)			Machinery - Diversified (continued)
Steel Dynamics Inc (continued)			Welbilt Inc
5.50%, 10/01/2024	$290	$306	9.50%, 02/15/2024	$645	$745
6.38%, 08/15/2022	320	332	Zebra Technologies Corp
United States Steel Corp			7.25%, 10/15/2022	815	881
8.38%, 07/01/2021(g)	209	230			$7,739
		$13,607	Media- 9.53%
Leisure Products & Services - 0.48%			Altice Financing SA
NCL Corp Ltd			6.63%, 02/15/2023(g)	665	704
4.63%, 11/15/2020(g)	1,050	1,076	7.50%, 05/15/2026(g)	975	1,053
4.75%, 12/15/2021(g)	2,694	2,762	Altice Luxembourg SA
Royal Caribbean Cruises Ltd			7.63%, 02/15/2025(g)	2,069	2,209
5.25%, 11/15/2022	925	1,020	7.75%, 05/15/2022(g)	2,554	2,714
Sabre GLBL Inc			Altice US Finance I Corp
5.25%, 11/15/2023(g)	86	89	5.38%, 07/15/2023(g)	1,430	1,493
5.38%, 04/15/2023(g)	289	300	5.50%, 05/15/2026(g)	1,598	1,652
		$5,247	AMC Networks Inc
Lodging - 1.34%			4.75%, 12/15/2022	250	255
Boyd Gaming Corp			5.00%, 04/01/2024	500	507
6.38%, 04/01/2026	1,445	1,557	Cablevision Systems Corp
6.88%, 05/15/2023	1,614	1,737	8.00%, 04/15/2020	820	916
Downstream Development Authority of the			8.63%, 09/15/2017	41	42
Quapaw Tribe of Oklahoma			CCO Holdings LLC / CCO Holdings Capital
10.50%, 07/01/2019 (g)	400	386	Corp
Golden Nugget Inc			5.13%, 05/01/2023(g)	2,620	2,735
8.50%, 12/01/2021(g)	390	416	5.13%, 05/01/2027(g)	1,109	1,131
Hilton Domestic Operating Co Inc			5.25%, 09/30/2022	2,590	2,687
4.25%, 09/01/2024(g)	510	514	5.50%, 05/01/2026(g)	480	504
Hilton Grand Vacations Borrower LLC/Hilton			5.75%, 02/15/2026(g)	4,547	4,830
Grand Vacations Borrower Inc			5.88%, 04/01/2024(g)	2,542	2,723
6.13%, 12/01/2024(g)	194	207	5.88%, 05/01/2027(g)	1,915	2,037
Hilton Worldwide Finance LLC / Hilton			Cequel Communications Holdings I LLC /
Worldwide Finance Corp			Cequel Capital Corp
4.63%, 04/01/2025(g)	253	260	5.13%, 12/15/2021(g)	2,050	2,096
4.88%, 04/01/2027(g)	128	131	6.38%, 09/15/2020(g)	1,054	1,086
Jack Ohio Finance LLC / Jack Ohio Finance 1			Clear Channel Worldwide Holdings Inc
Corp			6.50%, 11/15/2022	363	376
6.75%, 11/15/2021(g)	470	491	6.50%, 11/15/2022	502	512
MGM Resorts International			7.63%, 03/15/2020	751	759
4.63%, 09/01/2026	529	528	7.63%, 03/15/2020	150	149
6.00%, 03/15/2023	685	748	CSC Holdings LLC
6.63%, 12/15/2021	685	769	5.25%, 06/01/2024	385	390
7.75%, 03/15/2022	1,000	1,165	5.50%, 04/15/2027(g)	1,206	1,247
8.63%, 02/01/2019	2,015	2,227	6.75%, 11/15/2021	825	908
Seminole Hard Rock Entertainment Inc /			7.63%, 07/15/2018	2,425	2,568
Seminole Hard Rock International LLC			8.63%, 02/15/2019	268	295
5.88%, 05/15/2021(g)	840	853	10.88%, 10/15/2025 (g)	4,000	4,805
Station Casinos LLC			DISH DBS Corp
7.50%, 03/01/2021	810	843	5.88%, 07/15/2022	175	185
Wynn Las Vegas LLC / Wynn Las Vegas			5.88%, 11/15/2024	2,925	3,071
Capital Corp			6.75%, 06/01/2021	4,105	4,465
5.50%, 03/01/2025(g)	1,775	1,837	7.75%, 07/01/2026	1,636	1,917
		$14,669	EW Scripps Co/The
			5.13%, 05/15/2025(g)	142	146
Machinery - Construction & Mining - 0.25%
Terex Corp			Gray Television Inc
5.63%, 02/01/2025(g)	768	785	5.13%, 10/15/2024(g)	1,320	1,323
Vertiv Group Corp			5.88%, 07/15/2026(g)	400	414
9.25%, 10/15/2024(g)	1,856	1,993	iHeartCommunications Inc
		$2,778	6.88%, 06/15/2018	458	311
Machinery - Diversified - 0.70%			9.00%, 12/15/2019	507	418
ATS Automation Tooling Systems Inc			11.25%, 03/01/2021	1,839	1,411
6.50%, 06/15/2023(g)	526	547	Liberty Interactive LLC
Case New Holland Industrial Inc			8.50%, 07/15/2029	1,250	1,391
7.88%, 12/01/2017	1,833	1,900	LIN Television Corp
CNH Industrial Capital LLC			5.88%, 11/15/2022	169	177
3.38%, 07/15/2019	680	689	Mediacom Broadband LLC / Mediacom
4.38%, 04/05/2022	785	800	Broadband Corp
4.88%, 04/01/2021	735	772	6.38%, 04/01/2023	290	305
CNH Industrial NV			Nexstar Broadcasting Inc
			5.63%, 08/01/2024(g)	435	446
4.50%, 08/15/2023	1,130	1,157
			6.13%, 02/15/2022(g)	445	465
Tennant Co
5.63%, 05/01/2025(g)	239	248	Quebecor Media Inc
			5.75%, 01/15/2023	180	189

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mining (continued)
Quebecor World PLC			First Quantum Minerals Ltd
0.00%, 01/15/2025(a),(b),(d)	$480	$—	7.00%, 02/15/2021(g)	$4,105	$4,249
0.00%, 11/15/2025(a),(b),(d)	1,075	—	7.25%, 05/15/2022(g)	2,480	2,554
0.00%, 08/01/2027(a),(b),(d)	830	—	FMG Resources August 2006 Pty Ltd
SFR Group SA			9.75%, 03/01/2022(g)	1,935	2,226
6.00%, 05/15/2022(g)	8,842	9,217	Freeport-McMoRan Inc
6.25%, 05/15/2024(g)	457	473	2.38%, 03/15/2018	1,590	1,582
7.38%, 05/01/2026(g)	5,388	5,664	3.55%, 03/01/2022	535	503
Sinclair Television Group Inc			3.88%, 03/15/2023	4,365	4,048
5.38%, 04/01/2021	80	82	4.00%, 11/14/2021	1,144	1,123
5.63%, 08/01/2024(g)	579	602	5.40%, 11/14/2034	2,033	1,804
6.13%, 10/01/2022	530	554	5.45%, 03/15/2043	1,377	1,174
Sirius XM Radio Inc			Hecla Mining Co
4.25%, 05/15/2020(g)	1,000	1,010	6.88%, 05/01/2021	568	589
4.63%, 05/15/2023(g)	590	600	Hudbay Minerals Inc
5.38%, 04/15/2025(g)	570	585	7.25%, 01/15/2023(g)	905	962
5.38%, 07/15/2026(g)	1,915	1,961	7.63%, 01/15/2025(g)	1,855	1,987
5.75%, 08/01/2021(g)	180	187	Kaiser Aluminum Corp
6.00%, 07/15/2024(g)	1,275	1,364	5.88%, 05/15/2024	234	247
TEGNA Inc			Lundin Mining Corp
5.13%, 10/15/2019	1,570	1,609	7.50%, 11/01/2020(g)	365	387
5.13%, 07/15/2020	2,800	2,884	7.88%, 11/01/2022(g)	350	385
5.50%, 09/15/2024(g)	665	682	Teck Resources Ltd
6.38%, 10/15/2023	300	319	3.00%, 03/01/2019	290	294
Unitymedia GmbH			4.75%, 01/15/2022	1,162	1,203
6.13%, 01/15/2025(g)	725	774	5.40%, 02/01/2043	315	306
Unitymedia Hessen GmbH & Co KG /			6.00%, 08/15/2040	585	602
Unitymedia NRW GmbH			6.13%, 10/01/2035	295	312
5.50%, 01/15/2023(g)	600	625	6.25%, 07/15/2041	2,095	2,221
Univision Communications Inc			8.00%, 06/01/2021(g)	80	87
5.13%, 05/15/2023(g)	2,905	2,952	8.50%, 06/01/2024(g)	303	351
5.13%, 02/15/2025(g)	395	394			$32,987
6.75%, 09/15/2022(g)	1,652	1,730	Miscellaneous Manufacturers - 0.37%
UPCB Finance IV Ltd			Bombardier Inc
5.38%, 01/15/2025(g)	1,105	1,124	4.75%, 04/15/2019(g)	428	438
Videotron Ltd			6.00%, 10/15/2022(g)	475	474
5.38%, 06/15/2024(g)	617	650	6.13%, 01/15/2023(g)	657	655
Videotron Ltd / Videotron Ltee			7.50%, 03/15/2025(g)	748	778
5.13%, 04/15/2027(g)	140	143	8.75%, 12/01/2021(g)	455	506
Virgin Media Finance PLC			Gates Global LLC / Gates Global Co
6.38%, 04/15/2023(g)	820	860	6.00%, 07/15/2022(g)	970	975
Virgin Media Secured Finance PLC			Koppers Inc
5.50%, 08/15/2026(g)	2,275	2,323	6.00%, 02/15/2025(g)	204	214
WideOpenWest Finance LLC /					$4,040
WideOpenWest Capital Corp			Office & Business Equipment - 0.16%
10.25%, 07/15/2019	1,535	1,596	CDW LLC / CDW Finance Corp
Ziggo Bond Finance BV			5.00%, 09/01/2023	403	414
5.88%, 01/15/2025(g)	260	267
			5.00%, 09/01/2025	625	640
Ziggo Secured Finance BV			5.50%, 12/01/2024	705	751
5.50%, 01/15/2027(g)	3,250	3,331
					$1,805
		$104,579	Oil & Gas - 8.22%
Metal Fabrication & Hardware - 0.21%			Antero Resources Corp
Novelis Corp			5.00%, 03/01/2025(g)	276	273
5.88%, 09/30/2026(g)	1,865	1,916
			5.13%, 12/01/2022	2,260	2,294
6.25%, 08/15/2024(g)	365	384
			5.38%, 11/01/2021	1,714	1,770
		$2,300	Ascent Resources Utica Holdings LLC / ARU
Mining - 3.01%			Finance Corp
Alcoa Nederland Holding BV			10.00%, 04/01/2022 (g)	1,275	1,318
6.75%, 09/30/2024(g)	443	485	Bill Barrett Corp
Aleris International Inc			7.00%, 10/15/2022	1,829	1,747
9.50%, 04/01/2021(g)	415	445	California Resources Corp
Anglo American Capital PLC			8.00%, 12/15/2022(g)	1,193	913
4.13%, 04/15/2021(g)	675	690	Callon Petroleum Co
4.13%, 09/27/2022(g)	200	204	6.13%, 10/01/2024(g)	447	468
4.45%, 09/27/2020(g)	465	484	Cenovus Energy Inc
4.75%, 04/10/2027(g)	270	279	4.25%, 04/15/2027(g)	149	148
4.88%, 05/14/2025(g)	575	599	Chesapeake Energy Corp
Coeur Mining Inc			4.88%, 04/15/2022	665	610
7.88%, 02/01/2021	302	313	5.38%, 06/15/2021	2,685	2,537
Constellium NV			5.75%, 03/15/2023	642	597
6.63%, 03/01/2025(g)	296	292	6.13%, 02/15/2021	1,975	1,940
			8.00%, 01/15/2025(g)	3,258	3,221

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
CITGO Petroleum Corp			Sanchez Energy Corp
6.25%, 08/15/2022(g)	$537	$548	6.13%, 01/15/2023	$2,700	$2,484
Concho Resources Inc			Shelf Drilling Holdings Ltd
5.50%, 04/01/2023	1,130	1,172	9.50%, 11/02/2020(g)	918	913
Continental Resources Inc/OK			SM Energy Co
3.80%, 06/01/2024	2,024	1,903	5.00%, 01/15/2024	1,400	1,319
4.50%, 04/15/2023	1,460	1,438	5.63%, 06/01/2025	302	288
4.90%, 06/01/2044	795	690	6.13%, 11/15/2022	740	753
Diamondback Energy Inc			6.50%, 01/01/2023	286	290
4.75%, 11/01/2024(g)	180	180	Stone Energy Corp
Encana Corp			7.50%, 05/31/2022	68	65
3.90%, 11/15/2021	37	38	Sunoco LP / Sunoco Finance Corp
Ensco PLC			6.25%, 04/15/2021	633	669
4.50%, 10/01/2024	91	75	6.38%, 04/01/2023	305	325
5.20%, 03/15/2025	139	118	Tesoro Corp
8.00%, 01/31/2024	88	87	4.75%, 12/15/2023(g)	387	405
EP Energy LLC / Everest Acquisition Finance			5.13%, 04/01/2024	328	346
Inc			5.13%, 12/15/2026(g)	366	390
6.38%, 06/15/2023	4,955	3,729	Transocean Inc
7.75%, 09/01/2022	1,897	1,518	5.80%, 10/15/2022(f)	309	287
8.00%, 02/15/2025(g)	1,926	1,719	6.80%, 03/15/2038	1,342	1,074
9.38%, 05/01/2020	6,426	6,081	7.50%, 04/15/2031	69	61
Extraction Oil & Gas Holdings LLC /			9.00%, 07/15/2023(g)	1,818	1,938
Extraction Finance Corp			9.10%, 12/15/2041(f)	215	200
7.88%, 07/15/2021(g)	1,420	1,487	Ultra Resources Inc
Halcon Resources Corp			6.88%, 04/15/2022(g)	752	761
6.75%, 02/15/2025(g)	1,675	1,608	7.13%, 04/15/2025(g)	268	266
Hilcorp Energy I LP / Hilcorp Finance Co			Unit Corp
5.00%, 12/01/2024(g)	561	526	6.63%, 05/15/2021	1,193	1,187
5.75%, 10/01/2025(g)	227	220	W&T Offshore Inc
MEG Energy Corp			8.50%, 06/15/2019	424	350
6.38%, 01/30/2023(g)	420	370	Western Refining Logistics LP / WNRL
6.50%, 01/15/2025(g)	1,188	1,173	Finance Corp
7.00%, 03/31/2024(g)	500	446	7.50%, 02/15/2023	360	389
Nabors Industries Inc			Whiting Petroleum Corp
5.50%, 01/15/2023(g)	334	338	5.00%, 03/15/2019	2,838	2,866
Newfield Exploration Co			5.75%, 03/15/2021	1,515	1,507
5.38%, 01/01/2026	1,360	1,426	6.25%, 04/01/2023	2,375	2,375
5.63%, 07/01/2024	776	820	WPX Energy Inc
5.75%, 01/30/2022	154	164	5.25%, 09/15/2024	1,557	1,518
Noble Holding International Ltd			6.00%, 01/15/2022	266	270
5.25%, 03/15/2042	35	23			$90,195
6.20%, 08/01/2040	236	166	Oil & Gas Services - 0.56%
7.75%, 01/15/2024	293	267	Archrock Partners LP / Archrock Partners
Oasis Petroleum Inc			Finance Corp
6.50%, 11/01/2021	756	764	6.00%, 10/01/2022	370	369
6.88%, 03/15/2022	2,130	2,157	KCA Deutag UK Finance PLC
Parker Drilling Co			7.25%, 05/15/2021(g)	614	582
6.75%, 07/15/2022	662	584	9.88%, 04/01/2022(g)	491	505
7.50%, 08/01/2020	259	241	Sea Trucks Group Ltd
PBF Holding Co LLC / PBF Finance Corp			0.00%, 03/26/2018(a),(g)	683	259
7.00%, 11/15/2023	367	373	SESI LLC
PDC Energy Inc			7.13%, 12/15/2021	462	467
6.13%, 09/15/2024(g)	725	743	Transocean Proteus Ltd
Precision Drilling Corp			6.25%, 12/01/2024(g)	178	182
5.25%, 11/15/2024	2,333	2,245	Trinidad Drilling Ltd
6.50%, 12/15/2021	1,340	1,357	6.63%, 02/15/2025(g)	289	291
6.63%, 11/15/2020	1,208	1,226	Weatherford International LLC
QEP Resources Inc			6.80%, 06/15/2037	58	55
5.25%, 05/01/2023	371	363	Weatherford International Ltd
5.38%, 10/01/2022	1,141	1,127	4.50%, 04/15/2022	409	387
6.88%, 03/01/2021	768	810	5.95%, 04/15/2042	164	143
Range Resources Corp			6.50%, 08/01/2036	628	593
4.88%, 05/15/2025	707	679	6.75%, 09/15/2040	90	85
5.00%, 08/15/2022(g)	4,005	3,960	7.00%, 03/15/2038	601	575
5.00%, 03/15/2023(g)	2,838	2,809	7.75%, 06/15/2021	122	130
Rice Energy Inc			8.25%, 06/15/2023	302	327
7.25%, 05/01/2023	405	437	9.88%, 02/15/2024(g)	985	1,148
Rowan Cos Inc					$6,098
7.38%, 06/15/2025	638	630
RSP Permian Inc
5.25%, 01/15/2025(g)	225	228

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Packaging & Containers - 1.72%			Pipelines (continued)
Ardagh Packaging Finance PLC / Ardagh			Crestwood Midstream Partners LP /
Holdings USA Inc			Crestwood Midstream Finance Corp
6.00%, 02/15/2025(g)	$2,340	$2,419	5.75%, 04/01/2025(g)	$1,662	$1,725
Ball Corp			6.25%, 04/01/2023	2,760	2,881
4.38%, 12/15/2020	920	968	DCP Midstream Operating LP
5.00%, 03/15/2022	1,945	2,076	2.50%, 12/01/2017	1,245	1,247
5.25%, 07/01/2025	298	322	3.88%, 03/15/2023	708	690
Berry Plastics Corp			4.75%, 09/30/2021(g)	791	809
5.13%, 07/15/2023	1,760	1,830	4.95%, 04/01/2022	154	158
BWAY Holding Co			5.35%, 03/15/2020(g)	665	694
5.50%, 04/15/2024(g)	1,750	1,770	5.60%, 04/01/2044	895	855
Crown Americas LLC / Crown Americas			5.85%, 05/21/2043(f),(g)	1,595	1,523
Capital Corp V			6.45%, 11/03/2036(g)	755	810
4.25%, 09/30/2026(g)	395	387	6.75%, 09/15/2037(g)	1,785	1,956
Flex Acquisition Co Inc			8.13%, 08/16/2030	330	386
6.88%, 01/15/2025(g)	118	122	9.75%, 03/15/2019(g)	495	561
Graphic Packaging International Inc			Energy Transfer Equity LP
4.88%, 11/15/2022	300	314	5.50%, 06/01/2027	645	693
Owens-Brockway Glass Container Inc			5.88%, 01/15/2024	2,820	3,038
5.38%, 01/15/2025(g)	200	208	7.50%, 10/15/2020	2,690	3,031
5.88%, 08/15/2023(g)	373	399	Genesis Energy LP / Genesis Energy Finance
6.38%, 08/15/2025(g)	83	90	Corp
Reynolds Group Issuer Inc / Reynolds Group			5.63%, 06/15/2024	660	649
Issuer LLC / Reynolds Group Issuer			5.75%, 02/15/2021	30	30
(Luxembourg) S.A.			6.75%, 08/01/2022	220	226
5.13%, 07/15/2023(g)	2,825	2,945	Holly Energy Partners LP / Holly Energy
5.75%, 10/15/2020	2,395	2,467	Finance Corp
6.88%, 02/15/2021(f)	635	653	6.00%, 08/01/2024(g)	368	389
Sealed Air Corp			Martin Midstream Partners LP / Martin
5.13%, 12/01/2024(g)	350	367	Midstream Finance Corp
5.50%, 09/15/2025(g)	1,460	1,562	7.25%, 02/15/2021	240	246
		$18,899	NuStar Logistics LP
Pharmaceuticals - 2.78%			4.80%, 09/01/2020	272	280
Endo Dac / Endo Finance LLC / Endo Finco			5.63%, 04/28/2027	1,038	1,070
Inc			6.75%, 02/01/2021	163	177
5.88%, 10/15/2024(g)	200	204	ONEOK Inc
6.00%, 07/15/2023(g)	3,025	2,651	6.00%, 06/15/2035	1,110	1,168
6.00%, 02/01/2025(f),(g)	2,265	1,913	PBF Logistics LP / PBF Logistics Finance
Endo Finance LLC			Corp
5.75%, 01/15/2022(g)	166	153	6.88%, 05/15/2023	232	238
Endo Finance LLC / Endo Finco Inc			Regency Energy Partners LP / Regency
5.38%, 01/15/2023(f),(g)	4,400	3,773	Energy Finance Corp
7.25%, 01/15/2022(f),(g)	161	159	5.50%, 04/15/2023	2,630	2,738
Nature's Bounty Co/The			Rockies Express Pipeline LLC
7.63%, 05/15/2021(g)	3,430	3,644	5.63%, 04/15/2020(g)	2,848	3,045
Valeant Pharmaceuticals International			6.88%, 04/15/2040(g)	1,510	1,614
6.38%, 10/15/2020(g)	484	416	7.50%, 07/15/2038(g)	645	713
6.75%, 08/15/2021(g)	643	532	SemGroup Corp / Rose Rock Finance Corp
7.00%, 10/01/2020(g)	957	840	5.63%, 07/15/2022	247	246
7.25%, 07/15/2022(g)	595	480	5.63%, 11/15/2023	3,025	2,987
Valeant Pharmaceuticals International Inc			Summit Midstream Holdings LLC / Summit
5.38%, 03/15/2020(g)	750	643	Midstream Finance Corp
5.50%, 03/01/2023(g)	7,122	5,217	5.50%, 08/15/2022	514	515
5.88%, 05/15/2023(g)	10,594	7,826	5.75%, 04/15/2025	2,597	2,630
6.13%, 04/15/2025(g)	1,160	856	Tallgrass Energy Partners LP / Tallgrass
6.50%, 03/15/2022(g)	235	240	Energy Finance Corp
6.75%, 08/15/2018(g)	116	116	5.50%, 09/15/2024(g)	460	462
7.00%, 03/15/2024(g)	502	512	Targa Resources Partners LP / Targa
7.50%, 07/15/2021(g)	473	391	Resources Partners Finance Corp
		$30,566	4.25%, 11/15/2023	2,085	2,064
			5.13%, 02/01/2025(g)	1,745	1,802
Pipelines - 5.49%
Antero Midstream Partners LP / Antero			5.25%, 05/01/2023	770	793
			5.38%, 02/01/2027(g)	1,260	1,317
Midstream Finance Corp
5.38%, 09/15/2024(g)	2,010	2,055	6.38%, 08/01/2022	600	618
Blue Racer Midstream LLC / Blue Racer			6.75%, 03/15/2024	1,555	1,695
Finance Corp			Tesoro Logistics LP / Tesoro Logistics
6.13%, 11/15/2022(g)	230	236	Finance Corp
Cheniere Corpus Christi Holdings LLC			6.13%, 10/15/2021	450	470
5.88%, 03/31/2025(g)	2,325	2,476	6.25%, 10/15/2022	528	566
7.00%, 06/30/2024(g)	480	536	6.38%, 05/01/2024	300	328
			Williams Cos Inc/The
			3.70%, 01/15/2023	475	468

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			Retail (continued)
Williams Cos Inc/The (continued)			Jo-Ann Stores LLC
4.55%, 06/24/2024	$840	$860	8.13%, 03/15/2019(g)	$57	$57
5.75%, 06/24/2044	2,010	2,080	KFC Holding Co/Pizza Hut Holdings
7.50%, 01/15/2031	970	1,147	LLC/Taco Bell of America LLC
7.75%, 06/15/2031	245	290	5.25%, 06/01/2026(g)	1,690	1,732
		$60,281	L Brands Inc
Private Equity - 0.36%			5.63%, 10/15/2023	335	352
Icahn Enterprises LP / Icahn Enterprises			6.75%, 07/01/2036	450	436
Finance Corp			6.88%, 11/01/2035	361	356
4.88%, 03/15/2019	3,615	3,660	Landry's Inc
6.25%, 02/01/2022(g)	137	143	6.75%, 10/15/2024(g)	1,097	1,149
6.75%, 02/01/2024(g)	137	143	Neiman Marcus Group LTD LLC
		$3,946	8.00%, 10/15/2021(g)	800	468
REITS- 2.27%			New Albertsons Inc
CyrusOne LP / CyrusOne Finance Corp			6.63%, 06/01/2028	325	291
5.00%, 03/15/2024(g)	302	310	7.75%, 06/15/2026	310	302
5.38%, 03/15/2027(g)	182	187	8.00%, 05/01/2031	487	475
Equinix Inc			8.70%, 05/01/2030	95	94
5.38%, 01/01/2022	404	427	Penske Automotive Group Inc
5.38%, 04/01/2023	200	208	5.38%, 12/01/2024	250	252
5.75%, 01/01/2025	655	701	5.50%, 05/15/2026	511	508
5.88%, 01/15/2026	1,348	1,452	PetSmart Inc
ESH Hospitality Inc			7.13%, 03/15/2023(g)	1,110	1,014
5.25%, 05/01/2025(g)	3,329	3,371	QVC Inc
Iron Mountain Inc			5.13%, 07/02/2022	1,185	1,242
5.75%, 08/15/2024	2,140	2,196	5.45%, 08/15/2034	1,475	1,364
6.00%, 10/01/2020(g)	208	218	Rite Aid Corp
			6.13%, 04/01/2023(g)	2,052	2,031
6.00%, 08/15/2023	2,035	2,162
MGM Growth Properties Operating			6.75%, 06/15/2021	400	403
Partnership LP / MGP Finance Co-Issuer Inc			Sally Holdings LLC / Sally Capital Inc
5.63%, 05/01/2024	1,005	1,084	5.50%, 11/01/2023	50	51
MPT Operating Partnership LP / MPT Finance			5.63%, 12/01/2025	175	181
Corp			Sonic Automotive Inc
5.25%, 08/01/2026	1,500	1,538	6.13%, 03/15/2027(g)	125	126
5.50%, 05/01/2024	3,900	4,105	Tops Holding LLC / Tops Markets II Corp
			8.00%, 06/15/2022(g)	403	353
6.38%, 03/01/2024	835	904
Sabra Health Care LP / Sabra Capital Corp					$23,184
5.50%, 02/01/2021	2,350	2,438	Semiconductors - 0.98%
SBA Communications Corp			Amkor Technology Inc
4.88%, 07/15/2022	320	330	6.38%, 10/01/2022	2,325	2,424
4.88%, 09/01/2024(g)	73	74	Micron Technology Inc
Uniti Group Inc / CSL Capital LLC			5.25%, 08/01/2023(g)	1,496	1,548
6.00%, 04/15/2023(g)	222	231	5.25%, 01/15/2024(g)	472	487
7.13%, 12/15/2024(g)	43	44	5.50%, 02/01/2025	630	658
8.25%, 10/15/2023	1,890	2,017	5.63%, 01/15/2026(g)	490	518
Uniti Group Inc / Uniti Fiber Holdings Inc /			Microsemi Corp
CSL Capital LLC			9.13%, 04/15/2023(g)	196	225
7.13%, 12/15/2024(g),(i)	885	898	NXP BV / NXP Funding LLC
		$24,895	4.13%, 06/01/2021(g)	1,435	1,501
			4.63%, 06/15/2022(g)	612	657
Retail - 2.11%
1011778 BC ULC / New Red Finance Inc			Qorvo Inc
4.63%, 01/15/2022(g)	590	608	6.75%, 12/01/2023	294	319
Caleres Inc			Sensata Technologies BV
			5.00%, 10/01/2025(g)	496	507
6.25%, 08/15/2023	310	325
Claire's Stores Inc			Sensata Technologies UK Financing Co PLC
6.13%, 03/15/2020(g)	728	295	6.25%, 02/15/2026(g)	1,778	1,925
9.00%, 03/15/2019(g)	1,527	706			$10,769
Cumberland Farms Inc			Software - 2.32%
6.75%, 05/01/2025(g)	127	132	Camelot Finance SA
Dollar Tree Inc			7.88%, 10/15/2024(g)	540	579
5.75%, 03/01/2023	2,650	2,812	CURO Financial Technologies Corp
Ferrellgas LP / Ferrellgas Finance Corp			12.00%, 03/01/2022 (g)	165	174
6.75%, 01/15/2022	2,280	2,194	First Data Corp
6.75%, 06/15/2023(f)	1,980	1,911	5.00%, 01/15/2024(g)	3,195	3,267
Group 1 Automotive Inc			5.75%, 01/15/2024(g)	882	915
5.25%, 12/15/2023(g)	280	282	7.00%, 12/01/2023(g)	2,753	2,952
Guitar Center Inc			Genesys Telecommunications Laboratories
6.50%, 04/15/2019(g)	361	308	Inc/Greeneden Lux 3 Sarl
JC Penney Corp Inc			10.00%, 11/30/2024 (g)	692	767
5.88%, 07/01/2023(g)	110	111	Infor Software Parent LLC / Infor Software
8.13%, 10/01/2019	241	263	Parent Inc
			7.13%, PIK 7.88%, 05/01/2021(g),(h)	2,084	2,130

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Software (continued)			Telecommunications (continued)
Infor US Inc			Plantronics Inc
5.75%, 08/15/2020(g)	$116	$121	5.50%, 05/31/2023(g)	$195	$198
6.50%, 05/15/2022	687	715	Qwest Capital Funding Inc
MSCI Inc			6.88%, 07/15/2028	159	151
5.25%, 11/15/2024(g)	2,085	2,210	Qwest Corp
5.75%, 08/15/2025(g)	1,275	1,374	6.88%, 09/15/2033	2,815	2,816
Nuance Communications Inc			7.25%, 09/15/2025	175	193
5.38%, 08/15/2020(g)	680	695	SoftBank Group Corp
6.00%, 07/01/2024(g)	2,455	2,590	4.50%, 04/15/2020(g)	1,873	1,947
Open Text Corp			Sprint Capital Corp
5.63%, 01/15/2023(g)	135	141	6.88%, 11/15/2028	167	181
5.88%, 06/01/2026(g)	2,744	2,929	8.75%, 03/15/2032	1,102	1,356
Quintiles IMS Inc			Sprint Communications Inc
5.00%, 10/15/2026(g)	405	413	6.00%, 11/15/2022	3,200	3,334
Rackspace Hosting Inc			7.00%, 03/01/2020(g)	914	999
8.63%, 11/15/2024(g)	2,560	2,710	7.00%, 08/15/2020	945	1,023
Solera LLC / Solera Finance Inc			9.00%, 11/15/2018(g)	1,998	2,185
10.50%, 03/01/2024 (g)	420	479	11.50%, 11/15/2021	374	472
SS&C Technologies Holdings Inc			Sprint Corp
5.88%, 07/15/2023	300	319	7.13%, 06/15/2024	8,086	8,819
		$25,480	7.25%, 09/15/2021	1,997	2,184
Telecommunications - 9.30%			7.63%, 02/15/2025	832	929
Avaya Inc			7.88%, 09/15/2023	6,305	7,077
0.00%, 04/01/2019(a),(g)	1,267	1,064	Telecom Italia Capital SA
0.00%, 03/01/2021(a),(g)	271	37	6.00%, 09/30/2034	1,400	1,432
CenturyLink Inc			T-Mobile USA Inc
6.45%, 06/15/2021	2,105	2,273	5.13%, 04/15/2025	386	407
6.75%, 12/01/2023	710	761	5.38%, 04/15/2027	1,055	1,129
Cincinnati Bell Inc			6.00%, 03/01/2023	3,587	3,834
7.00%, 07/15/2024(g)	469	496	6.00%, 04/15/2024	652	706
CommScope Inc			6.13%, 01/15/2022	1,935	2,044
5.50%, 06/15/2024(g)	562	589	6.38%, 03/01/2025	1,142	1,248
CommScope Technologies LLC			6.50%, 01/15/2024	212	230
5.00%, 03/15/2027(g)	280	282	6.50%, 01/15/2026	460	510
6.00%, 06/15/2025(g)	2,020	2,153	6.63%, 04/01/2023	723	773
Consolidated Communications Inc			6.84%, 04/28/2023	481	516
6.50%, 10/01/2022	300	296	West Corp
Embarq Corp			4.75%, 07/15/2021(g)	267	274
8.00%, 06/01/2036	10,194	10,385	5.38%, 07/15/2022(g)	621	627
Frontier Communications Corp			Wind Acquisition Finance SA
6.25%, 09/15/2021	1,445	1,340	4.75%, 07/15/2020(g)	2,375	2,411
7.13%, 01/15/2023	750	656	7.38%, 04/23/2021(g)	1,430	1,487
7.63%, 04/15/2024	725	622	Windstream Services LLC
8.13%, 10/01/2018	650	691	7.50%, 06/01/2022	244	237
8.50%, 04/15/2020	986	1,049	7.50%, 04/01/2023	157	148
9.00%, 08/15/2031	4,768	4,077	7.75%, 10/01/2021	364	366
9.25%, 07/01/2021	1,003	1,023			$102,037
11.00%, 09/15/2025	7,192	6,932	Transportation - 0.15%
10.50%, 09/15/2022	574	577	Bluewater Holding BV
Goodman Networks Inc			10.00%, 12/10/2019 (g)	900	760
0.00%, 07/01/2018(a)	735	276	XPO Logistics Inc
Hughes Satellite Systems Corp			6.13%, 09/01/2023(g)	225	236
5.25%, 08/01/2026(g)	750	763	6.50%, 06/15/2022(g)	605	641
6.50%, 06/15/2019	953	1,030			$1,637
6.63%, 08/01/2026(g)	220	227	Trucking & Leasing - 0.71%
Intelsat Jackson Holdings SA			Park Aerospace Holdings Ltd
5.50%, 08/01/2023	630	538	5.25%, 08/15/2022(g)	3,683	3,890
7.25%, 04/01/2019	371	357	5.50%, 02/15/2024(g)	3,697	3,910
7.25%, 10/15/2020	452	423			$7,800
7.50%, 04/01/2021	515	471	TOTAL BONDS		$990,196
8.00%, 02/15/2024(g)	1,080	1,161
				Principal
Intelsat Luxembourg SA			CONVERTIBLE BONDS - 0.00%	Amount (000's) Value (000's)
7.75%, 06/01/2021	3,140	1,817	Retail - 0.00%
8.13%, 06/01/2023	1,870	1,066	Nebraska Book Holdings Inc
Level 3 Financing Inc			2.00%, PIK 2.00%, 04/01/2026(b),(d),(g),(h)	401	40
5.13%, 05/01/2023	1,527	1,567
5.25%, 03/15/2026	290	299	TOTAL CONVERTIBLE BONDS		$40
5.38%, 08/15/2022	1,280	1,322
5.38%, 01/15/2024	2,062	2,143
5.38%, 05/01/2025	763	795
Nokia OYJ
6.63%, 05/15/2039	216	236

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
5.06%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Advertising - 0.29%			Healthcare - Services - 0.36%
Advantage Sales & Marketing Inc, Term			Envision Healthcare Corp, Term Loan C
Loan			4.15%, 11/17/2023(f)	$1,177	$1,188
7.50%, 07/21/2022(f)	$3,310	$3,149	MPH Acquisition Holdings LLC, Term Loan
Vertis Inc, Term Loan EXIT			B
0.00%, 12/31/2016(a),(b),(d),(f)	1,359	—	4.90%, 05/25/2023(f)	720	729
		$3,149	Tennessee Merger Sub Inc, Term Loan
Biotechnology - 0.04%			3.75%, 01/12/2024(f)	2,045	2,026
Concordia International Corp, Term Loan B					$3,943
5.25%, 10/20/2021(f)	610	408	Internet - 0.07%
			Go Daddy Operating Co LLC, Term Loan B
Commercial Services - 0.35%			0.00%, 02/15/2024(f),(j)	250	251
Pharmaceutical Product Development LLC,			Match Group Inc, Term Loan B
Term Loan B			4.28%, 10/27/2022(f)	552	558
4.33%, 08/05/2022(f)	1,832	1,841			$809
ServiceMaster Co LLC/The, Term Loan B			Lodging - 0.13%
3.48%, 11/08/2023(f)	1,237	1,250	Hilton Worldwide Finance LLC, Term Loan
Syniverse Holdings Inc, Term Loan B			B2
4.04%, 04/23/2019(f)	205	187	2.99%, 10/25/2023(f)	1,253	1,263
4.15%, 04/23/2019(f)	313	287	Intrawest Operations Group LLC, Term Loan
4.17%, 04/23/2019(f)	300	274	B
		$3,839	4.50%, 11/26/2020(f)	128	129
Computers - 0.07%					$1,392
Presidio LLC, Term Loan			Machinery - Construction & Mining - 0.04%
4.40%, 02/02/2022(f)	807	816	Vertiv Intermediate Holding II Corp, Term
			Loan B
Cosmetics & Personal Care - 0.03%			5.00%, 11/30/2023(f)	90	90
Revlon Consumer Products Corp, Term Loan			5.04%, 11/30/2023(f)	310	312
B					$402
4.49%, 07/21/2023(f)	77	78
			Media- 0.62%
4.49%, 09/07/2023(f)	263	263
			CSC Holdings LLC, Term Loan B
4.49%, 09/07/2023(f)	6	6	3.36%, 07/15/2025(f)	720	720
		$347	iHeartCommunications Inc, Term Loan D-
Electric - 0.27%			EXT
Calpine Corp, Term Loan B6			7.74%, 01/23/2019(f)	2,022	1,720
3.90%, 01/15/2023(f)	1,194	1,198	Sinclair Television Group Inc, Term Loan B2
Vistra Operations Co LLC, Term Loan B			3.24%, 01/03/2024(f)	360	360
3.79%, 08/04/2023(f)	889	887	Tribune Media Co, Term Loan B
3.79%, 08/04/2023(f)	234	234	3.99%, 12/27/2020(f)	169	170
Vistra Operations Co LLC, Term Loan B2			Univision Communications Inc, Term Loan
4.25%, 12/13/2023(f)	444	445	C5
Vistra Operations Co LLC, Term Loan C			3.75%, 03/15/2024(f)	2,109	2,094
3.74%, 08/04/2023(f)	257	256	WideOpenWest Finance LLC, Term Loan
		$3,020	4.55%, 08/18/2023(f)	1,706	1,715
Entertainment - 0.40%					$6,779
Cowlitz Tribal Gaming Authority, Term Loan			Oil & Gas - 0.39%
B			Alon USA Partners LP, Term Loan B
11.50%, 10/02/2020 (b),(c),(f)	1,765	1,941	9.25%, 11/13/2018(f)	138	138
Delta 2 Lux Sarl, Term Loan B			California Resources Corp, Term Loan
7.75%, 07/29/2022(f)	420	424	11.37%, 12/31/2021 (f)	578	635
Delta 2 Lux Sarl, Term Loan B3			Chesapeake Energy Corp, Term Loan 1.5
5.07%, 07/30/2021(f)	575	576	8.55%, 08/17/2021(f)	1,324	1,429
Eldorado Resorts Inc, Term Loan B			Gulf Finance LLC, Term Loan B
6.25%, 07/15/2022(f)	785	781	6.25%, 08/17/2023(f)	397	396
Graton Economic Development Authority,			MEG Energy Corp, Term Loan B
Term Loan B			0.00%, 12/31/2023(f),(j)	310	310
4.75%, 08/06/2022(f)	327	328	4.54%, 12/31/2023(f)	455	455
6.75%, 09/01/2022(f)	2	2	Ultra Resources Inc, Term Loan EXIT
Scientific Games International Inc, Term Loan			0.00%, 04/05/2024(f),(j)	519	516
B3			Western Refining Inc, Term Loan B2
4.99%, 10/01/2021(f)	73	74	5.50%, 05/26/2023(f)	408	409
4.99%, 10/01/2021(f)	271	275			$4,288
		$4,401	Packaging & Containers - 0.29%
Food- 0.14%			Berry Plastics Corp, Term Loan I
B&G Foods Inc, Term Loan B			3.49%, 10/01/2022(f)	79	80
3.24%, 11/02/2022(f)	196	198	3.52%, 10/01/2022(f)	63	63
Moran Foods LLC, Term Loan B			Berry Plastics Corp, Term Loan L
7.00%, 12/01/2023(f)	958	952	3.24%, 01/06/2021(f)	135	136
Viskase Cos Inc, Term Loan B			Reynolds Group Holdings Inc, Term Loan B
4.40%, 01/30/2021(f)	209	200	3.99%, 02/05/2023(f)	2,851	2,865
4.40%, 01/30/2021(f)	246	235			$3,144
		$1,585

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
REITS- 0.12%			Trucking & Leasing - 0.16%
ESH Hospitality Inc, Term Loan B			Avolon TLB Borrower 1 US LLC, Term Loan
3.48%, 08/30/2023(f)	$806	$809	B2
MGM Growth Properties Operating			3.74%, 01/20/2022(f)	$1,750	$1,775
Partnership LP, Term Loan B
3.48%, 04/07/2023(f)	515	516	TOTAL SENIOR FLOATING RATE INTERESTS		$55,572
		$1,325	Total Investments		$1,082,076
Retail - 0.54%			Other Assets and Liabilities - 1.42%		$15,532
Bass Pro Group LLC, Term Loan B			TOTAL NET ASSETS - 100.00%		$1,097,608
4.24%, 06/05/2020(f)	652	650
6.15%, 11/15/2023(f)	1,580	1,537
BJ's Wholesale Club Inc, Term Loan B			(a) Non-Income Producing Security
4.75%, 01/26/2024(f)	1,390	1,384	(b) Security is Illiquid. At the end of the period, the value of these securities
General Nutrition Centers Inc, Term Loan B			totaled $2,613 or 0.24% of net assets.
3.49%, 03/02/2018(f)	1,075	989	(c) Restricted Security. Please see Restricted Security Sub-Schedule for more
Landry's Inc, Term Loan			information.
4.23%, 09/21/2023(f)	266	266	(d) Fair value of these investments is determined in good faith by the Manager
4.23%, 10/04/2023(f)	3	3	under procedures established and periodically reviewed by the Board of
PetSmart Inc, Term Loan B			Directors. Certain inputs used in the valuation may be unobservable;
0.00%, 03/11/2022(f),(j)	225	206	however, each security is evaluated individually for purposes of ASC 820
Sears Roebuck Acceptance Corp, Term Loan			which results in not all securities being identified as Level 3 of the fair
B			value hierarchy. At the end of the period, the fair value of these securities
5.50%, 06/30/2018(f)	857	843	totaled $159 or 0.01% of net assets.
		$5,878	(e) Perpetual security. Perpetual securities pay an indefinite stream of
Semiconductors - 0.02%			interest, but they may be called by the issuer at an earlier date.
ON Semiconductor Corp, Term Loan B			(f)	Variable Rate. Rate shown is in effect at April 30, 2017.
3.24%, 03/31/2023(f)	198	199	(g) Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Software - 0.54%			registration, normally to qualified institutional buyers. At the end of the
Evergreen Skills Lux Sarl, Term Loan			period, the value of these securities totaled $425,327 or 38.75% of net
3.75%, 05/01/2021(f)	181	182	assets.
3.75%, 05/01/2021(f)	59	59	(h) Payment in kind; the issuer has the option of paying additional securities
4.15%, 04/08/2021(f)	185	186	in lieu of cash.
First Data Corp, Term Loan C			(i) Security purchased on a when-issued basis.
3.99%, 07/08/2022(f)	3,446	3,464	(j) This Senior Floating Rate Note will settle after April 30, 2017, at which
3.99%, 07/08/2022(f)	536	539	time the interest rate will be determined.
Genesys Telecommunications Laboratories
Inc, Term Loan B
5.16%, 12/01/2023(f)	135	136
5.16%, 12/01/2023(f)	56	57	Portfolio Summary (unaudited)
Quest Software US Holdings Inc, Term Loan			Sector		Percent
7.00%, 09/27/2022(f)	105	107	Communications		21.52%
7.00%, 10/31/2022(f)	12	12	Consumer, Non-cyclical		16.90%
7.00%, 10/31/2022(f)	48	48	Energy		14.84%
7.00%, 10/31/2022(f)	85	86	Consumer, Cyclical		11.02%
7.00%, 10/31/2022(f)	30	30	Financial		8.78%
Rackspace Hosting Inc, Term Loan B			Industrial		7.05%
4.53%, 10/26/2023(f)	1,041	1,048	Technology		5.99%
		$5,954	Basic Materials		5.64%
			Utilities		3.98%
Telecommunications - 0.16%
			Investment Companies		2.86%
Avaya Inc, DIP Term Loan
8.50%, 01/23/2018(f)	72	74	Other Assets and Liabilities		1.42%
8.50%, 01/24/2018(f)	51	52	TOTAL NET ASSETS		100.00%
Avaya Inc, Term Loan B3
5.67%, 10/26/2017(f)	250	208
Avaya Inc, Term Loan B6
6.53%, 03/31/2018(f)	320	266
Cincinnati Bell Inc, Term Loan B
4.00%, 08/20/2020(f)	144	146
Consolidated Communications Inc, Term
Loan
0.00%, 10/05/2023(f),(j)	309	311
Level 3 Financing Inc, Term Loan B
3.20%, 02/17/2024(f)	730	732
		$1,789
Transportation - 0.03%
XPO Logistics Inc, Term Loan B
3.41%, 11/01/2021(f)	328	330

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Cowlitz Tribal Gaming Authority, Term Loan B	12/01/2015 – 02/07/2017	$1,741	$1,941	0.18%
Penn Virginia Corp	09/15/2016	97	112	0.01%
Total				0.19%
Amounts in thousands

See accompanying notes.

Schedule of Investments
Income Fund
April 30, 2017 (unaudited)

COMMON STOCKS - 0.94%	Shares Held	Value(000	's)		Principal
Diversified Financial Services - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
Adelphia Recovery Trust (a),(b),(c)	658,740	$2		Banks (continued)
				JPMorgan Chase & Co
Oil & Gas - 0.38%				3.25%, 09/23/2022	$5,000	$5,123
Linn Energy Inc (a)	283,010	7,933		3.63%, 05/13/2024	15,000	15,492
W&T Offshore Inc (a)	2,148,775	4,383		3.90%, 07/15/2025	5,000	5,200
		$12,316		7.90%, 04/29/2049(e),(g)	7,000	7,315
Transportation - 0.56%				JPMorgan Chase Bank NA
Trailer Bridge Inc (a),(b),(c),(d)	152,807	18,260		1.52%, 06/14/2017(e)	5,000	5,002
				Morgan Stanley
TOTAL COMMON STOCKS		$30,578		2.65%, 01/27/2020	5,000	5,066
INVESTMENT COMPANIES - 2.21%	Shares Held	Value(000	's)	3.95%, 04/23/2027	10,000	10,030
Money Market Funds - 2.21%				4.00%, 07/23/2025	5,000	5,182
Goldman Sachs Financial Square Funds -	72,188,699	72,189		4.88%, 11/01/2022	2,000	2,175
Government Fund				5.50%, 07/28/2021	5,000	5,566
				PNC Bank NA
				2.95%, 01/30/2023	5,000	5,050
TOTAL INVESTMENT COMPANIES		$72,189
				2.95%, 02/23/2025	10,000	9,942
	Principal
				PNC Financial Services Group Inc/The
BONDS- 64.17%	Amount (000's)	Value(000	's)	6.75%, 07/29/2049(e),(g)	18,000	20,317
Airlines - 0.27%				SunTrust Bank/Atlanta GA
United Airlines 2013-1 Class A Pass Through				2.75%, 05/01/2023	15,000	14,926
Trust				3.30%, 05/15/2026	5,000	4,898
4.30%, 02/15/2027	$8,448	$8,860		SunTrust Banks Inc
				2.70%, 01/27/2022	9,000	9,017
Apparel - 0.40%				US Bancorp
Under Armour Inc				2.95%, 07/15/2022	5,000	5,073
3.25%, 06/15/2026	14,250	13,127		3.00%, 03/15/2022	2,000	2,051
				3.60%, 09/11/2024	9,500	9,845
Automobile Floor Plan Asset Backed Securities - 2.14%				4.13%, 05/24/2021	3,000	3,211
BMW Floorplan Master Owner Trust
1.49%, 07/15/2020(e),(f)	13,500	13,543		US Bank NA/Cincinnati OH
				2.80%, 01/27/2025	5,000	4,942
Ford Credit Floorplan Master Owner Trust A
1.89%, 02/15/2021(e)	15,000	15,154		Wells Fargo & Co
				3.07%, 01/24/2023	16,000	16,183
Mercedes-Benz Master Owner Trust				7.98%, 12/31/2049(e),(g)	15,000	15,694
1.37%, 04/15/2020(e),(f)	15,000	15,022
						$325,680
Nissan Master Owner Trust Receivables
1.39%, 01/15/2020(e)	15,000	15,022		Beverages - 1.22%
				Anheuser-Busch InBev Finance Inc
Volkswagen Credit Auto Master Trust
1.34%, 07/22/2019(e),(f)	11,000	11,002		3.65%, 02/01/2026	7,500	7,643
				4.70%, 02/01/2036	11,500	12,337
		$69,743
				Anheuser-Busch InBev Worldwide Inc
Automobile Manufacturers - 1.78%				2.50%, 07/15/2022	9,000	8,971
American Honda Finance Corp
1.33%, 11/19/2018(e)	19,000	19,054		7.75%, 01/15/2019	10,000	10,971
1.60%, 02/16/2018(f)	10,000	10,014				$39,922
				Biotechnology - 1.57%
2.30%, 09/09/2026	4,750	4,472
3.80%, 09/20/2021(f)	10,000	10,551		Amgen Inc
				3.63%, 05/15/2022	4,500	4,703
Ford Motor Credit Co LLC
				3.88%, 11/15/2021	13,000	13,768
4.39%, 01/08/2026	9,500	9,786
				Gilead Sciences Inc
General Motors Co
				3.50%, 02/01/2025	4,750	4,827
4.88%, 10/02/2023	4,000	4,265
				3.65%, 03/01/2026	18,000	18,311
		$58,142
				4.40%, 12/01/2021	9,000	9,708
Banks- 9.97%
						$51,317
Bank of America Corp
2.88%, 04/24/2023(e)	15,000	14,978		Chemicals - 1.57%
				Airgas Inc
3.88%, 08/01/2025	7,000	7,172
				1.65%, 02/15/2018	13,500	13,524
6.50%, 07/15/2018	2,000	2,107
				2.38%, 02/15/2020	7,000	7,056
6.75%, 06/01/2028	2,000	2,458
8.00%, 12/31/2049(e),(g)	4,000	4,150		3.65%, 07/15/2024	6,750	7,031
8.13%, 12/29/2049(e),(g)	10,000	10,475		Westlake Chemical Corp
				3.60%, 08/15/2026	11,500	11,384
Bank of New York Mellon Corp/The
				4.63%, 02/15/2021	9,250	9,574
2.20%, 08/16/2023	9,500	9,192
				4.88%, 05/15/2023	2,500	2,613
2.60%, 08/17/2020	9,500	9,658
2.80%, 05/04/2026	4,500	4,392				$51,182
3.00%, 10/30/2028	7,000	6,788		Commercial Services - 0.65%
Citigroup Inc				ERAC USA Finance LLC
				3.30%, 10/15/2022(f)	2,000	2,026
3.88%, 03/26/2025	20,000	19,980		4.50%, 08/16/2021(f)	6,000	6,399
4.45%, 09/29/2027	8,000	8,185		6.38%, 10/15/2017(f)	4,000	4,080
4.50%, 01/14/2022	4,000	4,314		7.00%, 10/15/2037(f)	7,000	8,798
Cullen/Frost Bankers Inc
4.50%, 03/17/2027	7,000	7,210				$21,303
Goldman Sachs Group Inc/The				Computers - 0.71%
3.50%, 11/16/2026	9,000	8,889		Apple Inc
3.63%, 01/22/2023	4,000	4,132		2.40%, 05/03/2023	13,000	12,922
5.25%, 07/27/2021	13,000	14,300

See accompanying notes				243

Schedule of Investments Income Fund April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Entertainment - 0.04%
Apple Inc (continued)			Greektown Holdings LLC/Greektown
3.25%, 02/23/2026	$10,000	$10,212	Mothership Corp
		$23,134	8.88%, 03/15/2019(f)	$1,250	$1,305
Credit Card Asset Backed Securities - 0.25%
Cabela's Credit Card Master Note Trust			Environmental Control - 1.32%
1.66%, 07/17/2023(e)	8,000	8,075	Advanced Disposal Services Inc
			5.63%, 11/15/2024(f)	11,500	11,831
Diversified Financial Services - 0.86%			Republic Services Inc
GE Capital International Funding Co			3.20%, 03/15/2025	10,000	10,082
Unlimited Co			3.55%, 06/01/2022	6,000	6,260
2.34%, 11/15/2020	1,659	1,670	3.80%, 05/15/2018	2,000	2,040
Jefferies Finance LLC / JFIN Co-Issuer Corp			5.00%, 03/01/2020	12,000	12,938
7.38%, 04/01/2020(f)	3,750	3,834			$43,151
Jefferies Group LLC			Food- 0.61%
4.85%, 01/15/2027	1,750	1,817	Kraft Heinz Foods Co
5.13%, 04/13/2018	5,000	5,150	3.50%, 07/15/2022	5,000	5,158
5.13%, 01/20/2023	1,500	1,620	3.95%, 07/15/2025	14,500	14,888
6.25%, 01/15/2036	9,000	9,548			$20,046
8.50%, 07/15/2019	4,000	4,514	Gas- 0.24%
		$28,153	NiSource Finance Corp
Electric - 6.66%			3.85%, 02/15/2023	2,000	2,063
Black Hills Corp			6.13%, 03/01/2022	5,000	5,751
3.15%, 01/15/2027	7,500	7,212			$7,814
Entergy Louisiana LLC			Healthcare - Services - 2.39%
3.25%, 04/01/2028	8,000	8,022	HCA Inc
Entergy Texas Inc			5.88%, 05/01/2023	4,500	4,897
2.55%, 06/01/2021	14,500	14,396	7.50%, 02/15/2022	3,000	3,451
Exelon Generation Co LLC			7.50%, 11/06/2033	1,700	1,870
6.20%, 10/01/2017	14,000	14,248	HealthSouth Corp
6.25%, 10/01/2039	3,000	3,125	5.75%, 11/01/2024	7,000	7,131
GenOn Americas Generation LLC			5.75%, 09/15/2025	1,000	1,011
8.50%, 10/01/2021	12,500	11,344	Roche Holdings Inc
GenOn Energy Inc			1.49%, 09/30/2019(e),(f)	31,000	31,100
9.88%, 10/15/2020	8,550	5,365	Surgery Center Holdings Inc
LG&E & KU Energy LLC			8.88%, 04/15/2021(f)	27,000	28,688
3.75%, 11/15/2020	5,000	5,202			$78,148
4.38%, 10/01/2021	5,000	5,298	Housewares - 0.34%
Louisville Gas & Electric Co			Newell Brands Inc
3.30%, 10/01/2025	3,000	3,050	3.85%, 04/01/2023	6,000	6,265
Metropolitan Edison Co			4.20%, 04/01/2026	4,500	4,730
3.50%, 03/15/2023(f)	9,000	9,184
					$10,995
Oncor Electric Delivery Co LLC			Insurance - 2.74%
2.95%, 04/01/2025	4,000	3,990	Berkshire Hathaway Finance Corp
7.00%, 09/01/2022	17,000	20,589	1.46%, 01/12/2018(e)	14,500	14,536
PacifiCorp			Berkshire Hathaway Inc
5.25%, 06/15/2035	5,000	5,831	3.00%, 02/11/2023	5,000	5,143
6.25%, 10/15/2037	2,000	2,615	3.75%, 08/15/2021	5,000	5,343
Solar Star Funding LLC			Fidelity National Financial Inc
3.95%, 06/30/2035(f)	6,798	6,590
			5.50%, 09/01/2022	5,000	5,290
5.38%, 06/30/2035(f)	15,145	16,330
			6.60%, 05/15/2017	12,000	12,019
Southwestern Electric Power Co			First American Financial Corp
2.75%, 10/01/2026	10,000	9,547	4.30%, 02/01/2023	20,000	20,356
3.55%, 02/15/2022	12,000	12,395	4.60%, 11/15/2024	5,000	5,021
Talen Energy Supply LLC			Prudential Financial Inc
4.60%, 12/15/2021	11,000	8,525	4.50%, 11/16/2021	2,000	2,171
6.50%, 05/01/2018	3,000	3,022	5.38%, 06/21/2020	2,000	2,195
TransAlta Corp			7.38%, 06/15/2019	4,000	4,446
4.50%, 11/15/2022	18,000	18,135	8.88%, 06/15/2068(e)	12,000	12,806
6.90%, 05/15/2018(e)	4,000	4,160
					$89,326
Tucson Electric Power Co
			Internet - 0.06%
3.05%, 03/15/2025	2,000	1,939	VeriSign Inc
3.85%, 03/15/2023	14,000	14,250	5.25%, 04/01/2025	1,750	1,831
5.15%, 11/15/2021	3,000	3,260
		$217,624	Iron & Steel - 0.97%
Electronics - 0.60%			Allegheny Technologies Inc
Corning Inc			5.95%, 01/15/2021	17,000	16,830
2.90%, 05/15/2022	5,000	5,045	7.88%, 08/15/2023(e)	14,250	14,695
4.25%, 08/15/2020	10,000	10,587			$31,525
4.75%, 03/15/2042	4,000	4,076
			Leisure Products & Services - 0.16%
		$19,708	Royal Caribbean Cruises Ltd
			7.25%, 03/15/2018	5,000	5,212

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Lodging - 0.13%			Other Asset Backed Securities - 1.20%
Boyd Gaming Corp			Drug Royalty II LP 2
6.88%, 05/15/2023	$4,000	$4,305	3.48%, 07/15/2023(e),(f)	$8,637	$8,561
			Drug Royalty III LP 1
Media- 2.42%			3.98%, 04/15/2027(e),(f)	5,600	5,623
21st Century Fox America Inc			PFS Financing Corp
4.50%, 02/15/2021	5,000	5,370	1.57%, 03/15/2021(c),(e),(f)	16,000	16,000
6.40%, 12/15/2035	8,000	9,855	1.61%, 04/15/2020(e),(f)	9,000	8,996
Comcast Corp					$39,180
2.85%, 01/15/2023	10,000	10,112	Packaging & Containers - 0.27%
3.13%, 07/15/2022	2,000	2,065	Sealed Air Corp
3.30%, 02/01/2027	10,000	10,057	5.50%, 09/15/2025(f)	2,000	2,140
5.15%, 03/01/2020	2,000	2,180	6.88%, 07/15/2033(f)	6,000	6,525
Historic TW Inc					$8,665
9.15%, 02/01/2023	5,260	6,752	Pharmaceuticals - 0.89%
NBCUniversal Enterprise Inc			AbbVie Inc
1.84%, 04/15/2018(e),(f)	3,000	3,018
			2.90%, 11/06/2022	13,750	13,808
Time Warner Cable LLC			Actavis Funding SCS
4.00%, 09/01/2021	2,000	2,088	3.45%, 03/15/2022	5,000	5,140
4.13%, 02/15/2021	2,000	2,083	3.80%, 03/15/2025	10,000	10,178
5.00%, 02/01/2020	2,000	2,135			$29,126
6.55%, 05/01/2037	6,000	6,974	Pipelines - 3.17%
6.75%, 06/15/2039	5,500	6,547	Buckeye Partners LP
7.30%, 07/01/2038	7,750	9,690	3.95%, 12/01/2026	10,000	9,987
		$78,926	4.15%, 07/01/2023	10,000	10,322
Miscellaneous Manufacturers - 0.43%			4.35%, 10/15/2024	7,500	7,752
General Electric Co			Columbia Pipeline Group Inc
2.13%, 03/15/2023(e)	13,000	13,355	4.50%, 06/01/2025	11,000	11,646
5.30%, 02/11/2021	573	636	El Paso Natural Gas Co LLC
		$13,991	7.50%, 11/15/2026	9,500	11,653
Oil & Gas - 4.54%			Express Pipeline LLC
BG Energy Capital PLC			7.39%, 12/31/2019(f)	738	762
4.00%, 10/15/2021(f)	11,500	12,247	Plains All American Pipeline LP / PAA
BP Capital Markets PLC			Finance Corp
2.50%, 11/06/2022	3,000	2,963	4.50%, 12/15/2026	13,000	13,476
3.12%, 05/04/2026	7,000	6,932	Southeast Supply Header LLC
3.25%, 05/06/2022	4,000	4,124	4.25%, 06/15/2024(f)	14,000	14,139
4.75%, 03/10/2019	14,000	14,734	Southern Natural Gas Co LLC
Canadian Natural Resources Ltd			8.00%, 03/01/2032	4,000	5,375
3.80%, 04/15/2024	7,000	7,084	Tennessee Gas Pipeline Co LLC
Helmerich & Payne International Drilling Co			8.38%, 06/15/2032	2,000	2,541
4.65%, 03/15/2025	7,000	7,346	TransCanada PipeLines Ltd
Nabors Industries Inc			6.10%, 06/01/2040	5,000	6,222
5.00%, 09/15/2020	14,000	14,455	7.25%, 08/15/2038	7,000	9,600
5.10%, 09/15/2023	5,000	5,050			$103,475
5.50%, 01/15/2023(f)	9,000	9,101
			REITS- 7.65%
Petro-Canada			Alexandria Real Estate Equities Inc
9.25%, 10/15/2021	8,500	10,730	3.90%, 06/15/2023	4,000	4,116
Phillips 66			4.30%, 01/15/2026	9,000	9,340
4.30%, 04/01/2022	9,000	9,703	4.60%, 04/01/2022	20,500	21,834
Rowan Cos Inc			CubeSmart LP
4.88%, 06/01/2022	8,000	7,520	4.00%, 11/15/2025	5,000	5,099
Tesoro Corp			4.38%, 12/15/2023	8,000	8,429
5.38%, 10/01/2022	8,750	9,100	4.80%, 07/15/2022	15,000	16,121
W&T Offshore Inc			Duke Realty LP
8.50%, 06/15/2021(f)	5,187	4,098
			3.25%, 06/30/2026	5,000	4,894
9.00%, 05/15/2020(f)	5,796	5,101
			3.88%, 10/15/2022	3,000	3,130
Whiting Petroleum Corp			4.38%, 06/15/2022	4,000	4,264
5.75%, 03/15/2021	18,000	17,910	HCP Inc
		$148,198	2.63%, 02/01/2020	5,000	5,033
Oil & Gas Services - 2.16%			3.75%, 02/01/2019	5,000	5,119
Archrock Partners LP / Archrock Partners			5.38%, 02/01/2021	3,000	3,275
Finance Corp			Healthcare Realty Trust Inc
6.00%, 04/01/2021	24,000	24,060	3.88%, 05/01/2025	5,000	4,987
Schlumberger Holdings Corp			5.75%, 01/15/2021	4,000	4,394
3.63%, 12/21/2022(f)	6,500	6,797	Hospitality Properties Trust
4.00%, 12/21/2025(f)	9,500	9,998	4.50%, 06/15/2023	5,000	5,225
Weatherford International Ltd			4.65%, 03/15/2024	5,000	5,143
4.50%, 04/15/2022	16,500	15,593	4.95%, 02/15/2027	5,000	5,208
5.13%, 09/15/2020	14,000	14,115	5.00%, 08/15/2022	14,000	14,961
		$70,563	Kimco Realty Corp
			6.88%, 10/01/2019	12,000	13,328

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2017 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
REITS (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Omega Healthcare Investors Inc				3.50%, 04/01/2042	$8,277	$8,548
4.75%, 01/15/2028	$7,000	$6,951		3.50%, 04/01/2045	13,673	14,109
5.25%, 01/15/2026	7,500	7,885		4.00%, 04/01/2039	4,816	5,137
Physicians Realty LP				4.00%, 02/01/2045	9,507	10,016
4.30%, 03/15/2027	17,000	17,009		4.00%, 02/01/2046	14,274	15,038
Simon Property Group LP				4.00%, 06/01/2046	14,748	15,573
2.75%, 02/01/2023	7,000	6,973		4.50%, 05/01/2039	2,649	2,857
4.38%, 03/01/2021	3,000	3,205		4.50%, 06/01/2039	2,212	2,393
Ventas Realty LP				4.50%, 07/01/2039	6,242	6,775
3.85%, 04/01/2027	21,000	21,045		4.50%, 12/01/2040	6,752	7,288
Ventas Realty LP / Ventas Capital Corp				4.50%, 10/01/2041	8,153	8,793
3.25%, 08/15/2022	8,000	8,099		5.00%, 08/01/2035	920	997
4.00%, 04/30/2019	3,000	3,096		5.00%, 10/01/2038	1,290	1,381
Welltower Inc				5.00%, 08/01/2039	3,833	4,229
3.75%, 03/15/2023	3,000	3,090		5.50%, 11/01/2017	54	55
4.50%, 01/15/2024	5,000	5,312		5.50%, 01/01/2018	18	18
4.95%, 01/15/2021	3,000	3,229		5.50%, 05/01/2031	262	291
6.13%, 04/15/2020	2,000	2,210		5.50%, 06/01/2035	495	550
Weyerhaeuser Co				6.00%, 03/01/2031	27	30
3.25%, 03/15/2023	5,000	5,046		6.00%, 05/01/2032	133	151
4.70%, 03/15/2021	12,000	12,802		6.50%, 01/01/2029	48	54
		$249,852		6.50%, 05/01/2029	105	117
Savings & Loans - 0.22%				6.50%, 06/01/2029	81	90
First Niagara Financial Group Inc				6.50%, 06/01/2029	41	46
7.25%, 12/15/2021	6,000	7,087		6.50%, 08/01/2029	65	73
				7.00%, 01/01/2032	22	22
Software - 1.32%						$166,388
Oracle Corp				Federal National Mortgage Association (FNMA) - 14.13%
2.50%, 05/15/2022	24,000	24,130		3.00%, 03/01/2042	8,308	8,345
2.95%, 05/15/2025	19,000	18,957		3.00%, 03/01/2042	9,114	9,155
		$43,087		3.00%, 05/01/2042	9,948	9,992
Telecommunications - 1.58%				3.00%, 06/01/2042	9,230	9,271
Qwest Corp				3.00%, 06/01/2042	9,143	9,184
6.75%, 12/01/2021	19,000	21,084		3.50%, 12/01/2040	6,412	6,632
Sprint Corp				3.50%, 01/01/2041	5,296	5,478
7.88%, 09/15/2023	7,500	8,419		3.50%, 01/01/2041	4,986	5,157
Sprint Spectrum Co LLC / Sprint Spectrum Co				3.50%, 12/01/2041	4,442	4,592
II LLC / Sprint Spectrum Co III LLC				3.50%, 01/01/2042	7,204	7,447
3.36%, 03/20/2023(f)	7,250	7,313		3.50%, 03/01/2042	7,462	7,713
T-Mobile USA Inc				3.50%, 04/01/2042	9,857	10,186
6.38%, 03/01/2025	13,500	14,753		3.50%, 02/01/2043	12,253	12,665
		$51,569		3.50%, 06/01/2043	12,164	12,574
Transportation - 0.00%				3.50%, 03/01/2045	13,098	13,538
Trailer Bridge Inc				3.50%, 07/01/2045	15,315	15,806
0.00%, 11/15/2017(a),(b),(c)	12,000	—		3.50%, 05/01/2046	15,750	16,210
				3.50%, 06/01/2046	14,235	14,651
Trucking & Leasing - 0.67%				4.00%, 03/01/2039	3,317	3,510
Penske Truck Leasing Co Lp / PTL Finance				4.00%, 08/01/2040	3,193	3,373
Corp				4.00%, 09/01/2040	6,442	6,846
3.75%, 05/11/2017(f)	22,000	22,010		4.00%, 11/01/2040	2,638	2,788
				4.00%, 11/01/2040	3,960	4,186
TOTAL BONDS		$2,095,357		4.00%, 10/01/2041	3,689	3,900
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 10/01/2041	5,020	5,308
0.41%	Amount (000's) Value (000's)			4.00%, 11/01/2041	10,872	11,494
Software - 0.35%				4.00%, 04/01/2042	7,329	7,748
Ivanti Software Inc, Term Loan				4.00%, 08/01/2043	12,722	13,511
10.00%, 01/19/2025 (e)	$11,500	$11,408		4.00%, 08/01/2043	10,870	11,517
				4.00%, 11/01/2043	10,515	11,141
Transportation - 0.06%				4.00%, 11/01/2043	12,782	13,578
Trailer Bridge Inc, Term Loan				4.00%, 01/01/2044	11,129	11,793
12.00%, 11/25/2020(b),(c),(d),(e)	2,178	2,145		4.00%, 02/01/2044	12,167	12,924
				4.00%, 07/01/2044	10,275	10,829
TOTAL SENIOR FLOATING RATE INTERESTS		$13,553		4.00%, 09/01/2044	9,873	10,405
				4.00%, 11/01/2044	12,506	13,231
U.S. GOVERNMENT & GOVERNMENT	Principal
				4.00%, 08/01/2046	17,522	18,540
AGENCY OBLIGATIONS - 32.03%	Amount (000's)	Value(000	's)
				4.00%, 01/01/2047	15,961	16,827
Federal Home Loan Mortgage Corporation (FHLMC) - 5.10%				4.50%, 08/01/2039	2,357	2,564
3.00%, 10/01/2042	$11,764	$11,816
				4.50%, 05/01/2040	3,168	3,432
3.00%, 10/01/2042	11,261	11,312
				4.50%, 08/01/2040	10,050	10,858
3.00%, 11/01/2042	11,606	11,659
				4.50%, 10/01/2040	6,861	7,405
3.00%, 06/01/2043	14,291	14,349
				4.50%, 12/01/2040	7,873	8,525
3.50%, 10/01/2041	5,525	5,707
				4.50%, 08/01/2041	8,743	9,437
3.50%, 04/01/2042	6,694	6,914
				4.50%, 10/01/2043	6,897	7,431
See accompanying notes				246

Schedule of Investments Income Fund April 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(g) Perpetual security. Perpetual securities pay an indefinite stream of
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	interest, but they may be called by the issuer at an earlier date.
Federal National Mortgage Association (FNMA) (continued)
4.50%, 05/01/2044	$12,445	$13,411
4.50%, 06/01/2046	13,799	14,851
			Portfolio Summary (unaudited)
5.00%, 01/01/2018	42	43
5.00%, 08/01/2035	1,919	2,104	Sector	Percent
5.00%, 04/01/2040	3,175	3,525	Financial	21.44%
5.00%, 06/01/2040	2,829	3,142	Mortgage Securities	19.23%
5.50%, 03/01/2033	135	150	Government	12.80%
5.50%, 02/01/2035	1,998	2,242	Energy	10.25%
6.00%, 04/01/2032	56	63	Consumer, Non-cyclical	7.33%
6.50%, 09/01/2028	47	52	Utilities	6.90%
6.50%, 11/01/2028	25	28	Communications	4.06%
6.50%, 05/01/2031	11	12	Industrial	3.91%
7.00%, 01/01/2030	4	4	Asset Backed Securities	3.59%
		$461,324	Consumer, Cyclical	3.12%
			Basic Materials	2.54%
Government National Mortgage Association (GNMA) - 0.00%
			Technology	2.38%
7.00%, 06/20/2031	76	90
			Investment Companies	2.21%
			Other Assets and Liabilities	0.24%
U.S. Treasury - 12.80%
0.75%, 10/31/2017	15,000	14,980	TOTAL NET ASSETS	100.00%
1.25%, 10/31/2019	15,000	14,959
1.38%, 11/30/2018	15,000	15,036
1.50%, 08/15/2026	15,000	14,027
1.63%, 04/30/2019	15,000	15,103
1.63%, 07/31/2019	15,000	15,101
1.63%, 06/30/2020	15,000	15,054
1.63%, 11/15/2022	15,000	14,768
1.75%, 05/15/2022	15,000	14,939
1.75%, 05/15/2023	15,000	14,786
2.00%, 11/15/2021	15,000	15,151
2.25%, 11/15/2024	5,000	5,034
2.38%, 05/31/2018	15,000	15,193
2.50%, 05/15/2024	15,000	15,393
2.63%, 11/15/2020	15,000	15,528
2.75%, 11/15/2023	15,000	15,644
2.88%, 05/15/2043	15,000	14,803
2.88%, 08/15/2045	15,000	14,746
3.00%, 11/15/2044	15,000	15,135
3.00%, 11/15/2045	15,000	15,110
3.13%, 05/15/2021	15,000	15,835
3.13%, 08/15/2044	15,000	15,502
3.38%, 05/15/2044	15,000	16,222
3.50%, 02/15/2039	15,000	16,730
3.63%, 02/15/2020	15,000	15,907
3.63%, 02/15/2044	15,000	16,931
3.75%, 11/15/2043	10,000	11,521
4.38%, 02/15/2038	15,000	18,950
		$418,088
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,045,890
Total Investments		$3,257,567
Other Assets and Liabilities - 0.24%		$7,716
TOTAL NET ASSETS - 100.00%		$3,265,283

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $20,407 or 0.62% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $36,407 or 1.11% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Variable Rate. Rate shown is in effect at April 30, 2017.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $332,726 or 10.19% of net assets.

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012 – 12/22/2016	$16,579	$18,260	0.56%
Trailer Bridge Inc, Term Loan	03/30/2012 – 01/24/2017	2,177	2,145	0.07%
Total				0.63%
Amounts in thousands

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 0.37%	Shares Held	Value(000	's)		Principal
Money Market Funds - 0.37%				BONDS (continued)	Amount (000's)		Value(000 's)
BlackRock Liquidity Funds FedFund Portfolio	5,838,430	$5,838		Other Asset Backed Securities (continued)
				Fannie Mae REMIC Trust 2003-W16
TOTAL INVESTMENT COMPANIES		$5,838		1.29%, 11/25/2033(a)		$1	$1
	Principal			Long Beach Mortgage Loan Trust 2004-2
				1.79%, 06/25/2034(a)		70	68
BONDS- 4.65%	Amount (000's)	Value(000	's)
Commercial Mortgage Backed Securities - 0.00%							$203
CD 2007-CD4 Commercial Mortgage Trust				Sovereign - 4.38%
0.53%, 12/11/2049(a),(b),(c)	$255	$—		Italy Buoni Poliennali Del Tesoro
Commercial Mortgage Trust 2007-GG9				1.25%, 10/27/2020	EUR	5,410	6,186
0.35%, 03/10/2039(a),(b),(c)	5,633	—		1.65%, 04/23/2020		17,417	19,920
Ginnie Mae				Japanese Government CPI Linked Bond
1.12%, 03/16/2047(a),(b)	320	4		0.10%, 09/10/2024	JPY	1,560,779	14,722
ML-CFC Commercial Mortgage Trust 2006-				New Zealand Government Bond
3				2.54%, 09/20/2035(a)	NZD	14,680	10,711
0.79%, 07/12/2046(a),(b),(c)	726	—		3.15%, 09/20/2030(a)		11,359	8,991
		$4		United Kingdom Gilt Inflation Linked
Home Equity Asset Backed Securities - 0.01%				0.13%, 03/22/2046	GBP	3,831	8,393
New Century Home Equity Loan Trust 2005-							$68,923
1				TOTAL BONDS			$73,184
1.57%, 03/25/2035(a)	55	55		U.S. GOVERNMENT & GOVERNMENT	Principal
Option One Mortgage Loan Trust 2005-1				AGENCY OBLIGATIONS - 94.50%	Amount (000's)		Value(000 's)
2.49%, 02/25/2035(a)	23	4		U.S. Treasury Inflation-Indexed Obligations - 94.50%
		$59		0.13%, 04/15/2019		$10,371	$10,467
				0.13%, 04/15/2020(d)		116,417	117,787
Mortgage Backed Securities - 0.25%
Alternative Loan Trust 2006-OA6				0.13%, 04/15/2021		74,380	75,089
1.25%, 07/25/2046(a)	137	110		0.13%, 01/15/2022		57,030	57,527
Alternative Loan Trust 2007-OA7				0.13%, 07/15/2022		34,603	34,930
1.20%, 05/25/2047(a)	1,495	667		0.13%, 01/15/2023		67,116	67,266
Bear Stearns ALT-A Trust 2007-2				0.13%, 07/15/2024		79,259	78,893
1.16%, 04/25/2037(a)	408	350		0.13%, 07/15/2026		36,543	35,904
Chase Mortgage Finance Trust Series 2007-				0.25%, 01/15/2025		82,015	81,640
A2				0.38%, 07/15/2023		17,835	18,167
3.30%, 07/25/2037(a)	71	71		0.38%, 07/15/2025		33,089	33,371
Fannie Mae REMIC Trust 2004-W5				0.38%, 01/15/2027		91,427	91,665
1.44%, 02/25/2047(a)	29	28		0.63%, 07/15/2021		61,215	63,465
Fannie Mae REMIC Trust 2005-W2				0.63%, 01/15/2024(e)		84,301	86,649
1.19%, 05/25/2035(a)	16	16		0.63%, 01/15/2026		55,433	56,789
Freddie Mac REMICS				0.63%, 02/15/2043		29,097	27,310
1.39%, 09/15/2033(a)	9	9		0.75%, 02/15/2042		31,928	30,989
1.44%, 06/15/2023(a)	1	1		0.75%, 02/15/2045		32,720	31,437
HomeBanc Mortgage Trust 2005-5				0.88%, 02/15/2047		14,623	14,541
1.33%, 01/25/2036(a)	354	310		1.00%, 02/15/2046		18,023	18,462
Impac CMB Trust Series 2004-5				1.13%, 01/15/2021		62,909	66,111
3.32%, 10/25/2034(a)	22	17		1.25%, 07/15/2020		18,123	19,109
Impac CMB Trust Series 2004-6				1.38%, 01/15/2020		26,128	27,395
1.97%, 10/25/2034(a)	14	13		1.38%, 02/15/2044		33,523	37,292
Impac CMB Trust Series 2005-1				1.75%, 01/15/2028		28,262	32,154
1.61%, 04/25/2035(a)	110	96		2.00%, 01/15/2026		9,923	11,282
Impac CMB Trust Series 2005-5				2.13%, 02/15/2040		20,729	26,326
1.76%, 08/25/2035(a)	22	15		2.13%, 02/15/2041(d)		33,315	42,549
Impac CMB Trust Series 2007-A				2.38%, 01/15/2025		38,340	44,291
1.24%, 05/25/2037(a),(c)	481	456		2.38%, 01/15/2027		31,667	37,498
JP Morgan Alternative Loan Trust 2007-A1				2.50%, 01/15/2029		30,797	37,883
1.14%, 03/25/2037(a)	499	489		3.38%, 04/15/2032		824	1,166
Merrill Lynch Alternative Note Asset Trust				3.63%, 04/15/2028		22,946	30,653
Series 2007-A3				3.88%, 04/15/2029(d)		30,233	42,032
1.20%, 04/25/2037(a)	2,296	1,288					$1,488,089
WaMu Mortgage Pass-Through Certificates				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Series 2005-AR2 Trust				OBLIGATIONS			$1,488,089
1.36%, 01/25/2045(a)	62	57		TOTAL PURCHASED OPTIONS - 0.06%			$896
WaMu Mortgage Pass-Through Certificates				TOTAL PURCHASED INTEREST RATE SWAPTIONS -
Series 2006-AR9 Trust				0.09%			$1,430
1.21%, 08/25/2046(a)	19	2		Total Investments			$1,569,437
		$3,995		Other Assets and Liabilities - 0.33%			$5,272
Other Asset Backed Securities - 0.01%				TOTAL NET ASSETS - 100.00%			$1,574,709
Argent Securities Trust 2006-W3
1.11%, 04/25/2036(a)	29	12
Asset-Backed Pass-Through Certificates				(a)	Variable Rate. Rate shown is in effect at April 30, 2017.
Series 2004-R2				(b) Security is an Interest Only Strip
1.61%, 04/25/2034(a)	93	92		(c)			Security exempt from registration under Rule 144A of the Securities Act of
Countrywide Asset-Backed Certificates				1933. These securities may be resold in transactions exempt from
2.12%, 12/25/2032(a)	32	30		registration, normally to qualified institutional buyers. At the end of the
				period, the value of these securities totaled $456 or 0.03% of net assets.

See accompanying notes				249

Schedule of Investments
Inflation Protection Fund
April 30, 2017 (unaudited)

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,946 or 0.19% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $654 or 0.04% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			98.88%
Investment Companies			0.37%
Mortgage Securities			0.25%
Purchased Interest Rate Swaptions			0.09%
Purchased Options			0.06%
Asset Backed Securities			0.02%
Other Assets and Liabilities			0.33%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
BNP Paribas	05/08/2017	JPY	637,275,000	$5,737	$5,718	$	— $	(19)
Citigroup Inc	05/08/2017	GBP	6,180,000	7,727	8,005		278	—
Commonwealth Associates	05/08/2017	GBP	3,335,932	4,195	4,321		126	—
Deutsche Bank AG	05/08/2017	GBP	29,989,068	37,567	38,847		1,280	—
Morgan Stanley & Co	05/08/2017	GBP	24,730,000	30,959	32,035		1,076	—
Morgan Stanley & Co	05/08/2017	JPY	835,466,000	7,552	7,498		—	(54)
Total							$2,760	$(73)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
ANZ Stockbroking	05/04/2017	NZD	28,658,000	$19,991	$19,675		$316	$—
ANZ Stockbroking	06/06/2017	NZD	28,658,000	19,663	19,653		10	—
Bank of America NA	05/04/2017	EUR	3,942,000	4,212	4,294		—	(82)
Bank of America NA	05/04/2017	GBP	62,000	77	80		—	(3)
Bank of America NA	06/06/2017	JPY	1,669,574,000	14,979	15,000		—	(21)
Citigroup Inc	05/04/2017	EUR	1,460,000	1,562	1,591		—	(29)
Citigroup Inc	05/08/2017	GBP	2,645,000	3,310	3,426		—	(116)
Citigroup Inc	05/08/2017	JPY	3,143,875,000	28,295	28,210		85	—
Deutsche Bank AG	05/04/2017	GBP	2,455,000	3,145	3,180		—	(35)
Deutsche Bank AG	06/06/2017	EUR	22,802,000	24,916	24,882		34	—
HSBC Securities Inc	05/08/2017	GBP	61,770,000	77,392	80,016		—	(2,624)
JPMorgan Chase	06/06/2017	GBP	5,541,000	7,177	7,183		—	(6)
Morgan Stanley & Co	05/04/2017	EUR	19,126,000	20,443	20,836		—	(393)
Morgan Stanley & Co	05/04/2017	GBP	6,933,000	8,651	8,980		—	(329)
Total							$445	$(3,638)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value			Appreciation/(Depreciation)
Australia 10 Year Bond; June 2017		Short	31	$2,913			$3,011	$(98)
Euro Bund 10 Year Bund; June 2017		Short	426	75,263			75,073	190
Euro Schatz; June 2017		Long	537	65,669			65,655	(14)
Euro-BTP; June 2017		Short	970	118,653			118,965	(312)
Euro-BTP; June 2017		Long	74	10,603			10,617	14
Euro-Oat; June 2017		Long	174	27,997			28,400	403
Japan 10 Year Bond TSE; June 2017		Short	12	16,138			16,257	(119)
UK 10 Year Gilt; June 2017		Short	106	17,391			17,610	(219)
US 10 Year Note; June 2017		Short	485	60,784			60,974	(190)
US 10 Year Ultra Note; June 2017		Short	8	1,081			1,084	(3)
US 5 Year Note; June 2017		Long	778	91,540			92,120	580
US Long Bond; June 2017		Short	177	26,854			27,075	(221)
US Ultra Bond; June 2017		Short	201	31,955			32,750	(795)
Total								$(784)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2017 (unaudited)

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums		Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)		Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	Eurostat Eurozone	Receive	1.75%	07/15/2017	EUR	8,655	$123		$(7)	$116	$—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Barclays Bank PLC	UK RPI All Items	Pay	3.22%	05/15/2017	GBP	10,425	(147)		(256)	—	(403)
	NSA
Barclays Bank PLC	US CPI Urban	Pay	1.63%	09/13/2017		$34,806	—		(437)	—	(437)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	1.59%	09/13/2018		34,806	—		617	617	—
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		20,405	—		737	737	—
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Pay	1.97%	03/15/2047	EUR	3,135	—		76	76	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	1.47%	03/15/2027		3,135	—		(17)	—	(17)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	UK RPI All Items	Receive	3.57%	03/15/2047	GBP	2,280	—		(8)	—	(8)
	NSA
Total							$(24)		$705	$1,546	$(865)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums		Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)		Appreciation/(Depreciation)	Fair Value
	3 Month LIBOR	Pay	1.73%	08/31/2046		$1,855	$(324)		$(10)		$(334)
	3 Month LIBOR	Receive	1.86%	01/09/2020		63,130	1		(68)		(67)
	3 Month LIBOR	Pay	2.68%	01/07/2027		15,620	—		35		35
	3 Month LIBOR	Receive	2.05%	08/31/2021		61,590	1		(344)		(343)
	3 Month LIBOR	Receive	2.45%	11/15/2026		8,240	—		(120)		(120)
	US Federal Funds	Receive	1.68%	08/31/2021		19,850	—		(34)		(34)
	Effective Rate
	(continuous series)
	6 Month GBP	Receive	1.61%	02/15/2047	GBP	23,450	(71)		(1,556)	(1,627)
	LIBOR
	UK RPI All Items	Pay	3.62%	02/15/2047		14,435	38		844		882
	NSA
	UK RPI All Items	Pay	3.52%	02/15/2027		14,360	1		107		108
	NSA
Total							$(354)		$(1,146)	$(1,500)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise		Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00%		11/22/2017	$ 6,900	$313	$4 $		(309)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68%		01/13/2021	5,150	689	561		(128)
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	3.25%		01/06/2022	44,800	1,085	865		(220)
Rate Swap		LIBOR
Total								$2,087	$1,430 $		(657)

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
April 30, 2017 (unaudited)

Interest Rate Swaptions (continued)

				Pay/
				Receive				Upfront
Written Swaptions		Floating Rate		Floating	Exercise	Expiration		Premiums		Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date		Notional Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive		0.90%	06/08/2018		$94,800	$(470)		$(32	) $	438
Rate Swap		LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month		Receive	1.70%	04/01/2019		79,150	(293)	(350)			(57)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		6 Month GBP		Pay	1.40%	07/11/2017	GBP	31,725	(160)	(70)			90
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month		Pay	2.70%	04/01/2019		$ 79,150	(396)	(273)			123
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month		Pay	1.90%	06/08/2018		94,800	(402)	(484)			(82)
Rate Swap		LIBOR
Total									$(1,721)	$(1,209		) $	512

Amounts in thousands

Options

								Upfront Premiums					Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date				Contracts		Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - EUR versus USD		EUR	1.09	05/12/2017		14,570,000		$95		$114			$19
Call - US 10 Year Note Future; June 2017			$126.50	05/30/2017		1,762		1,241		551			(690)
Call - USD versus JPY			$115.00	07/10/2017		31,335,000		155		128			(27)
Put - GBP versus USD		GBP	1.20	05/22/2017		67,410,000		819		2			(817)
Put - US 10 Year Note Future; June 2017			$124.50	05/30/2017		587		152		101			(51)
Total								$2,462		$896			$(1,566)

								Upfront Premiums					Unrealized
Written Options Outstanding		Exercise Price		Expiration Date		Contracts		Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - EUR versus USD		EUR	1.09	05/12/2017		14,570,000		$(169)		$(115)			$54
Call - GBP versus USD		GBP	1.29	05/22/2017		24,990,000		(227)		(302)			(75)
Call - US 10 Year Note Future; June 2017			$127.50	05/30/2017		1,762		(687)		(221)			466
Put - GBP versus USD		GBP	1.17	05/22/2017		67,410,000		(382)		—			382
Total								$(1,465)		$(638)			$827

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2017 (unaudited)

COMMON STOCKS - 95.67%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.63%				Engineering & Construction - 0.75%
Smiles SA	241,500	$5,280		Promotora y Operadora de Infraestructura	590,488	$6,278
				SAB de CV
Agriculture - 0.41%
Gudang Garam Tbk PT	445,700	2,217		Food - 2.41%
KT&G Corp	14,224	1,268		Cencosud SA	1,346,551	3,836
		$3,485		Charoen Pokphand Foods PCL (a)	4,211,500	3,253
Automobile Manufacturers - 2.32%				Gruma SAB de CV	395,000	5,267
				X5 Retail Group NV (b)	223,657	7,884
Guangzhou Automobile Group Co Ltd	1,982,000	3,080
Maruti Suzuki India Ltd	161,357	16,355				$20,240
		$19,435		Forest Products & Paper - 0.75%
Automobile Parts & Equipment - 2.71%				Sappi Ltd	845,592	6,280
Hankook Tire Co Ltd	151,652	7,848
Mando Corp	20,234	4,090		Gas - 0.45%
				Indraprastha Gas Ltd (a)	229,556	3,794
Nexteer Automotive Group Ltd	1,561,000	2,431
Tong Yang Industry Co Ltd	2,468,000	4,188
Xinyi Glass Holdings Ltd	4,738,000	4,198		Holding Companies - Diversified - 0.70%
				Itausa - Investimentos Itau SA (b)	88,587	275
		$22,755
Banks - 13.75%				Siam Cement PCL/The	360,800	5,568
Agricultural Bank of China Ltd	12,020,000	5,541				$5,843
Banco do Brasil SA	1,160,800	11,988		Home Builders - 0.50%
Bank Negara Indonesia Persero Tbk PT	10,017,800	4,784		MRV Engenharia e Participacoes SA	841,200	4,203
China Construction Bank Corp	26,043,722	21,139
CIMB Group Holdings Bhd	2,798,500	3,698		Insurance - 2.40%
Grupo Financiero Banorte SAB de CV	1,546,800	8,927		Ping An Insurance Group Co of China Ltd	2,394,000	13,460
HDFC Bank Ltd (a)	346,525	8,455		Powszechny Zaklad Ubezpieczen SA	222,070	2,450
ICICI Bank Ltd ADR	892,898	7,652		Sanlam Ltd	796,931	4,232
Nedbank Group Ltd	389,522	6,567				$20,142
OTP Bank PLC	118,003	3,318		Internet - 10.58%
Sberbank of Russia PJSC ADR	1,167,544	13,919		Alibaba Group Holding Ltd ADR(b)	321,057	37,082
Woori Bank	610,954	8,011		Tencent Holdings Ltd	1,477,700	46,301
Yes Bank Ltd	448,778	11,376		Weibo Corp ADR(b)	95,674	5,345
		$115,375				$88,728
Chemicals - 2.46%				Iron & Steel - 1.32%
Kingboard Chemical Holdings Ltd	1,344,000	4,840		POSCO	46,916	11,076
LG Chem Ltd	27,156	6,532
PTT Global Chemical PCL (a)	2,159,300	4,674		Lodging - 0.78%
Sinopec Shanghai Petrochemical Co Ltd	8,268,000	4,620		Galaxy Entertainment Group Ltd	1,184,000	6,578
		$20,666
Coal - 2.17%				Machinery - Construction & Mining - 0.29%
Adaro Energy Tbk PT	25,450,700	3,385		United Tractors Tbk PT	1,214,800	2,449
China Shenhua Energy Co Ltd	2,758,000	6,420
Exxaro Resources Ltd	280,002	2,382		Media - 2.19%
Yanzhou Coal Mining Co Ltd	6,958,000	6,015		Naspers Ltd	96,425	18,335
		$18,202
Commercial Services - 4.13%				Mining - 1.20%
CCR SA	1,032,651	5,739		Grupo Mexico SAB de CV	1,206,700	3,526
Estacio Participacoes SA	285,800	1,594		Hindalco Industries Ltd	1,154,376	3,572
Kroton Educacional SA	1,253,800	5,933		Vedanta Ltd	784,870	2,968
New Oriental Education & Technology Group	110,212	7,113				$10,066
Inc ADR(b)				Miscellaneous Manufacturers - 0.76%
Qualicorp SA	891,600	6,320		Sunny Optical Technology Group Co Ltd	777,000	6,384
TAL Education Group ADR(b)	66,866	7,965
		$34,664		Oil & Gas - 7.14%
Diversified Financial Services - 5.81%				China Petroleum & Chemical Corp	18,433,978	14,969
Fubon Financial Holding Co Ltd	3,653,000	5,718		Hindustan Petroleum Corp Ltd	780,398	6,505
Hana Financial Group Inc	276,918	9,511		Indian Oil Corp Ltd	1,385,371	9,482
Indiabulls Housing Finance Ltd	560,621	8,854		LUKOIL PJSC ADR	253,005	12,558
KB Financial Group Inc	247,689	10,888		MOL Hungarian Oil & Gas PLC	35,199	2,648
				PTT PCL (a)	598,100	6,714
Manappuram Finance Ltd	2,712,512	3,943
Mega Financial Holding Co Ltd	12,206,184	9,799		SK Innovation Co Ltd	46,616	6,994
		$48,713				$59,870
Electric - 2.31%				Pipelines - 0.49%
Enel Americas SA	22,111,851	4,375		Petronet LNG Ltd	624,511	4,110
Korea Electric Power Corp	106,128	4,230
Power Grid Corp of India Ltd	2,123,003	6,860		REITS - 0.39%
Tenaga Nasional BHD	1,228,400	3,944		Macquarie Mexico Real Estate Management	2,960,100	3,242
				SA de CV (b)
		$19,409
Electronics - 3.49%
Elite Material Co Ltd	1,067,000	4,256		Retail - 0.53%
				Magazine Luiza SA	30,900	2,154
Hon Hai Precision Industry Co Ltd	6,264,000	20,503
				Rajesh Exports Ltd	236,856	2,265
Merry Electronics Co Ltd	759,000	4,493
						$4,419
		$29,252

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Semiconductors - 14.13%			Country	Percent
Powertech Technology Inc	2,282,000	$7,159	China	24.40%
Samsung Electronics Co Ltd	29,018	56,888	Korea, Republic Of	18.58%
SK Hynix Inc	261,826	12,403	Taiwan, Province Of China	11.71%
Taiwan Semiconductor Manufacturing Co Ltd	6,536,685	42,109	India	11.48%
		$118,559	Brazil	9.13%
Software - 1.46%			South Africa	4.51%
NetEase Inc ADR	46,280	12,282	Russian Federation	4.10%
			Mexico	3.25%
Telecommunications - 5.57%			Hong Kong	3.09%
China Mobile Ltd	977,093	10,403	Indonesia	3.08%
China Telecom Corp Ltd	14,194,000	6,923	Thailand	2.42%
LG Uplus Corp	647,919	8,233	Chile	0.97%
SK Telecom Co Ltd	38,143	8,051	United States	0.92%
Telekomunikasi Indonesia Persero Tbk PT	39,654,900	13,082	Malaysia	0.91%
		$46,692	Hungary	0.72%
Water - 0.69%			Poland	0.29%
Cia de Saneamento Basico do Estado de Sao	632,000	5,798	Other Assets and Liabilities	0.44%
Paulo			TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS		$802,604
INVESTMENT COMPANIES - 0.63%	Shares Held	Value (000's)
Money Market Funds - 0.63%
Goldman Sachs Financial Square Funds -	5,264,163	5,264
Government Fund

TOTAL INVESTMENT COMPANIES		$5,264
PREFERRED STOCKS - 3.26%	Shares Held	Value (000's)
Electric - 0.48%
Cia Energetica de Minas Gerais 0.50%(c)	1,442,000	$4,016

Holding Companies - Diversified - 1.71%
Itausa - Investimentos Itau SA 0.06%(c)	4,628,290	14,349

Iron & Steel - 0.58%
Vale SA 0.91%(c)	593,579	4,896

Oil & Gas - 0.49%
Petroleo Brasileiro SA 0.00%(b),(c)	933,300	4,084

TOTAL PREFERRED STOCKS		$27,345
Total Investments		$835,213
Other Assets and Liabilities - 0.44%		$3,674
TOTAL NET ASSETS - 100.00%		$838,887

(a)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable;
however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $26,890 or 3.21% of net assets.
(b) Non-Income Producing Security
(c)	Variable Rate. Rate shown is in effect at April 30, 2017.

See accompanying notes

Schedule of Investments International Fund I April 30, 2017 (unaudited)

COMMON STOCKS - 97.10%	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.87%					Distribution & Wholesale - 1.00%
MTU Aero Engines AG	15,257	$2,189			Bunzl PLC	62,000	$1,933
Thales SA	48,430	5,090			Toyota Tsusho Corp	62,000	1,957
		$7,279					$3,890
Agriculture - 0.43%					Diversified Financial Services - 1.75%
KT&G Corp	18,863	1,682			Fubon Financial Holding Co Ltd	1,141,000	1,786
					Partners Group Holding AG	8,368	5,059
Apparel - 1.04%							$6,845
Moncler SpA	87,000	2,146			Electrical Components & Equipment - 0.51%
Shenzhou International Group Holdings Ltd	291,000	1,915			Brother Industries Ltd	97,000	1,996
		$4,061
Automobile Manufacturers - 2.99%					Electronics - 4.05%
Daimler AG	28,055	2,090			AAC Technologies Holdings Inc	435,007	6,377
Geely Automobile Holdings Ltd	2,511,000	3,383			Hitachi High-Technologies Corp	43,000	1,717
Great Wall Motor Co Ltd	2,984,000	3,232			Hon Hai Precision Industry Co Ltd	692,000	2,265
Subaru Corp	78,000	2,957			Micro-Star International Co Ltd	750,000	1,502
		$11,662			Pegatron Corp	720,000	2,120
Automobile Parts & Equipment - 5.24%					Yaskawa Electric Corp	96,000	1,835
Brembo SpA	70,852	5,567					$15,816
Hankook Tire Co Ltd	50,000	2,587			Engineering & Construction - 1.09%
Koito Manufacturing Co Ltd	80,800	4,175			Grupo Aeroportuario del Centro Norte SAB de	390,000	2,166
Valeo SA	84,550	6,084			CV (b)
Xinyi Glass Holdings Ltd	2,304,000	2,042			Promotora y Operadora de Infraestructura	195,100	2,074
		$20,455			SAB de CV
Banks - 6.61%							$4,240
Agricultural Bank of China Ltd	3,966,000	1,828			Entertainment - 1.81%
Bank of China Ltd	3,600,000	1,741			Aristocrat Leisure Ltd	481,041	7,069
Bank of Nova Scotia/The	33,000	1,835
China Construction Bank Corp	3,154,000	2,560			Food - 0.82%
China Merchants Bank Co Ltd	780,000	2,021			X5 Retail Group NV (b)	91,000	3,208
China Minsheng Banking Corp Ltd	1,731,000	1,703
DBS Group Holdings Ltd	189,000	2,610			Forest Products & Paper - 0.50%
Fukuoka Financial Group Inc	453,000	2,067			UPM-Kymmene OYJ	74,000	1,950
Macquarie Group Ltd	55,946	3,886
Sberbank of Russia PJSC ADR	466,000	5,556			Gas - 0.49%
		$25,807			China Resources Gas Group Ltd	565,000	1,904
Building Materials - 2.77%
Anhui Conch Cement Co Ltd	1,058,000	3,700			Holding Companies - Diversified - 0.98%
CSR Ltd	980,000	3,594			KOC Holding AS	383,000	1,800
Sika AG	550	3,510			Siam Cement PCL/The	130,000	2,006
		$10,804					$3,806
Chemicals - 4.33%					Home Builders - 3.78%
BASF SE	29,500	2,874			Bellway PLC	80,421	2,964
Johnson Matthey PLC	46,000	1,774			Haseko Corp	357,000	4,075
Korea Petrochemical Ind Co Ltd	7,700	1,599			Iida Group Holdings Co Ltd	91,000	1,449
Lotte Chemical Corp	11,400	3,422			Persimmon PLC	72,000	2,173
Nissan Chemical Industries Ltd	62,900	1,951			Taylor Wimpey PLC	1,575,052	4,080
Nitto Denko Corp	21,500	1,619					$14,741
PTT Global Chemical PCL (a)	872,000	1,887			Insurance - 4.58%
Sinopec Shanghai Petrochemical Co Ltd	3,157,000	1,764			Allianz SE	10,118	1,926
		$16,890			China Life Insurance Co Ltd/Taiwan	2,290,600	2,133
Coal - 0.50%					Industrial Alliance Insurance & Financial	50,000	2,109
China Shenhua Energy Co Ltd	830,000	1,932			Services Inc
					Mapfre SA	656,000	2,288
Commercial Services - 4.72%					Ping An Insurance Group Co of China Ltd	623,000	3,503
Ashtead Group PLC	200,000	4,219			Prudential PLC	148,238	3,290
					Swiss Life Holding AG (b)	7,997	2,603
Intertek Group PLC	42,000	2,210
Intrum Justitia AB	87,092	3,460					$17,852
Kroton Educacional SA	650,000	3,076			Internet - 6.38%
New Oriental Education & Technology Group	57,000	3,679			Alibaba Group Holding Ltd ADR(b)	37,000	4,274
Inc ADR(b)					Autohome Inc ADR(b)	55,000	1,903
Zhejiang Expressway Co Ltd	1,430,000	1,779			Criteo SA ADR(b)	41,000	2,230
		$18,423			NCSoft Corp	6,800	2,150
					Paysafe Group PLC (b)	397,000	2,334
Computers - 5.42%
Atos SE	56,382	7,385			Start Today Co Ltd	190,000	4,054
Cap Gemini SA	21,400	2,143			Tencent Holdings Ltd	254,200	7,965
Foxconn Technology Co Ltd	560,000	1,706					$24,910
Lite-On Technology Corp	1,519,546	2,651			Iron & Steel - 1.34%
Nomura Research Institute Ltd	81,200	2,827			Fortescue Metals Group Ltd	445,000	1,764
Teleperformance	35,374	4,448			Kumba Iron Ore Ltd (b)	137,000	1,781
		$21,160			Severstal PJSC	123,000	1,680
Consumer Products - 0.49%							$5,225
Reckitt Benckiser Group PLC	20,700	1,907			Machinery - Construction & Mining - 1.42%
					Atlas Copco AB - A Shares	108,000	4,034
See accompanying notes				255

Schedule of Investments International Fund I April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES - 2.39%	Shares Held	Value (000's)
Machinery - Construction & Mining (continued)				Money Market Funds - 2.39%
Takeuchi Manufacturing Co Ltd	85,000	$1,512		First American Government Obligations Fund	9,340,951	$9,341
		$5,546
Metal Fabrication & Hardware - 0.78%				TOTAL INVESTMENT COMPANIES		$9,341
Catcher Technology Co Ltd	297,000	3,050		Total Investments		$388,137
				Other Assets and Liabilities - 0.51%		$2,000
Mining - 1.43%				TOTAL NET ASSETS - 100.00%		$390,137
Boliden AB	66,000	1,885
Centamin PLC	1,616,000	3,703
		$5,588		(a)		Fair value of these investments is determined in good faith by the Manager
Miscellaneous Manufacturers - 4.75%				under procedures established and periodically reviewed by the Board of
Largan Precision Co Ltd	31,300	5,198		Directors. Certain inputs used in the valuation may be unobservable;
Siemens AG	51,000	7,316		however, each security is evaluated individually for purposes of ASC 820
Sunny Optical Technology Group Co Ltd	732,700	6,020		which results in not all securities being identified as Level 3 of the fair
		$18,534		value hierarchy. At the end of the period, the fair value of these securities
Oil & Gas - 3.73%				totaled $3,964 or 1.02% of net assets.
DCC PLC	21,000	1,939		(b) Non-Income Producing Security
LUKOIL PJSC ADR	36,000	1,787
Novatek PJSC	20,000	2,421
PTT PCL (a)	185,000	2,077
				Portfolio Summary (unaudited)
SK Innovation Co Ltd	17,000	2,550		Country		Percent
Tatneft PJSC ADR	46,000	1,801
				China		18.48%
Tupras Turkiye Petrol Rafinerileri AS	78,000	1,965
				Japan		14.80%
		$14,540		Taiwan, Province Of China		8.07%
Packaging & Containers - 0.95%				United Kingdom		7.04%
CCL Industries Inc	16,000	3,704		France		7.02%
				Korea, Republic Of		5.59%
Pharmaceuticals - 1.53%				Germany		5.34%
Mitsubishi Tanabe Pharma Corp	94,000	1,909		Australia		4.60%
Richter Gedeon Nyrt	92,000	2,228		Russian Federation		4.21%
Sinopharm Group Co Ltd	407,000	1,824		Switzerland		3.50%
		$5,961		Canada		2.64%
Real Estate - 1.16%				Sweden		2.40%
Daito Trust Construction Co Ltd	15,000	2,207		United States		2.39%
Open House Co Ltd	95,000	2,331		Italy		1.98%
		$4,538		Thailand		1.53%
Retail - 1.97%				Spain		1.28%
JB Hi-Fi Ltd	90,000	1,663		Mexico		1.09%
JD Sports Fashion PLC	500,000	2,883		Hong Kong		1.01%
Nitori Holdings Co Ltd	24,000	3,123		Turkey		0.96%
		$7,669		Jersey, Channel Islands		0.95%
Semiconductors - 6.92%				Brazil		0.79%
Infineon Technologies AG	215,000	4,444		Singapore		0.67%
Samsung Electronics Co Ltd	3,970	7,783		Isle of Man		0.60%
Taiwan Semiconductor Manufacturing Co Ltd	215,800	7,137		Hungary		0.57%
ADR				Israel		0.52%
Tokyo Electron Ltd	47,000	5,705		Finland		0.50%
Win Semiconductors Corp	432,565	1,926		Ireland		0.50%
		$26,995		South Africa		0.46%
Software - 4.32%				Other Assets and Liabilities		0.51%
Amadeus IT Group SA	50,000	2,699		TOTAL NET ASSETS		100.00%
NetEase Inc ADR	23,400	6,210
Open Text Corp	76,000	2,635
Temenos Group AG	29,000	2,510
TravelSky Technology Ltd	1,062,000	2,795
		$16,849
Telecommunications - 1.35%
KDDI Corp	121,800	3,229
Nice Ltd ADR	30,000	2,024
		$5,253
Toys, Games & Hobbies - 0.64%
Bandai Namco Holdings Inc	79,300	2,489

Transportation - 0.66%
Central Japan Railway Co	15,300	2,566

TOTAL COMMON STOCKS		$378,796

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2017	Long	81	$7,205	$7,386	$181
S&P 500 Emini; June 2017	Long	26	$3,076	$3,095	$19
Total					$200
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Growth Fund April 30, 2017 (unaudited)

COMMON STOCKS - 98.20%	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks - 2.72%					Pharmaceuticals (continued)
Citizens Financial Group Inc	688,400	$25,271			Merck & Co Inc	512,100	$31,919
SVB Financial Group (a)	116,500	20,497					$49,789
		$45,768			Retail - 6.09%
Biotechnology - 3.40%					Chipotle Mexican Grill Inc (a)	35,400	16,796
Celgene Corp (a)	326,514	40,504			Costco Wholesale Corp	143,000	25,386
Vertex Pharmaceuticals Inc (a)	141,300	16,716			TJX Cos Inc/The	351,349	27,630
		$57,220			Ulta Beauty Inc (a)	116,715	32,848
Building Materials - 1.59%							$102,660
Masco Corp	721,800	26,721			Semiconductors - 9.38%
					Analog Devices Inc	295,600	22,525
Chemicals - 2.31%					Applied Materials Inc	1,128,700	45,836
Albemarle Corp	278,603	30,343			Broadcom Ltd	134,951	29,799
FMC Corp	116,500	8,531			Lam Research Corp	240,784	34,878
		$38,874			Micron Technology Inc (a)	907,600	25,113
Commercial Services - 4.04%							$158,151
FleetCor Technologies Inc (a)	213,033	30,068			Software - 3.64%
S&P Global Inc	184,798	24,798			Microsoft Corp	686,200	46,977
Vantiv Inc (a)	214,200	13,289			Take-Two Interactive Software Inc (a)	229,400	14,418
		$68,155					$61,395
Computers - 4.74%					Telecommunications - 2.11%
Apple Inc	555,883	79,853			Arista Networks Inc (a)	133,100	18,586
					CommScope Holding Co Inc (a)	405,200	17,035
Cosmetics & Personal Care - 1.25%							$35,621
Estee Lauder Cos Inc/The	242,200	21,105			Transportation - 4.06%
					CSX Corp	652,500	33,173
Diversified Financial Services - 6.98%					FedEx Corp	185,588	35,206
Charles Schwab Corp/The	643,800	25,011					$68,379
Mastercard Inc	255,151	29,679			TOTAL COMMON STOCKS		$1,654,936
SLM Corp (a)	998,800	12,525			INVESTMENT COMPANIES - 0.90%	Shares Held	Value(000	's)
Visa Inc	552,156	50,368			Money Market Funds - 0.90%
		$117,583			Goldman Sachs Financial Square Funds -	15,197,085	15,197
Food - 3.23%					Government Fund
Kraft Heinz Co/The	358,000	32,360
Pinnacle Foods Inc	379,200	22,050			TOTAL INVESTMENT COMPANIES		$15,197
		$54,410			Total Investments		$1,670,133
Healthcare - Products - 8.43%					Other Assets and Liabilities - 0.90%		$15,172
Baxter International Inc	239,700	13,347			TOTAL NET ASSETS - 100.00%		$1,685,305
Edwards Lifesciences Corp (a)	173,338	19,010
Hologic Inc (a)	379,600	17,139
IDEXX Laboratories Inc (a)	124,500	20,882			(a) Non-Income Producing Security
Intuitive Surgical Inc (a)	48,296	40,369
Thermo Fisher Scientific Inc	189,435	31,319
		$142,066
Internet - 17.72%					Portfolio Summary (unaudited)
Alphabet Inc - A Shares (a)	91,352	84,457			Sector		Percent
Amazon.com Inc (a)	63,683	58,906			Consumer, Non-cyclical		23.30%
Facebook Inc (a)	431,112	64,774			Communications		21.02%
Netflix Inc (a)	261,931	39,866			Technology		17.76%
Priceline Group Inc/The (a)	27,460	50,714			Industrial		10.64%
		$298,717			Consumer, Cyclical		10.34%
Leisure Products & Services - 2.52%					Financial		9.70%
Royal Caribbean Cruises Ltd	398,402	42,470			Energy		3.13%
					Basic Materials		2.31%
Lodging - 1.73%					Investment Companies		0.90%
Wynn Resorts Ltd	236,560	29,099			Other Assets and Liabilities		0.90%
					TOTAL NET ASSETS		100.00%
Machinery - Construction & Mining - 2.19%
Caterpillar Inc	360,600	36,875

Machinery - Diversified - 2.80%
Deere & Co	236,200	26,362
Rockwell Automation Inc	132,100	20,786
		$47,148
Media - 1.19%
CBS Corp	301,300	20,055

Oil & Gas - 3.13%
Diamondback Energy Inc (a)	332,529	33,200
Parsley Energy Inc (a)	658,700	19,622
		$52,822
Pharmaceuticals - 2.95%
DexCom Inc (a)	229,222	17,870

See accompanying notes				258

Schedule of Investments
LargeCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS - 96.63%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.05%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	35,317	$833		BioMarin Pharmaceutical Inc (a)	13,660	$1,309
Omnicom Group Inc	33,465	2,748		Bioverativ Inc (a)	8,813	518
		$3,581		Celgene Corp (a)	250,411	31,063
Aerospace & Defense - 1.52%				Gilead Sciences Inc	106,635	7,310
				Illumina Inc (a)	8,690	1,606
Boeing Co/The	532,972	98,509
				Incyte Corp (a)	134,566	16,724
General Dynamics Corp	6,022	1,167
				Intercept Pharmaceuticals Inc (a)	1,349	152
HEICO Corp	3,036	216
				Intrexon Corp (a)	4,516	94
HEICO Corp - Class A	5,228	320
				Ionis Pharmaceuticals Inc (a)	9,504	458
Lockheed Martin Corp	15,144	4,081
				Juno Therapeutics Inc (a)	4,824	120
Northrop Grumman Corp	16,691	4,105
				Regeneron Pharmaceuticals Inc (a)	6,241	2,425
Raytheon Co	6,728	1,044
				Seattle Genetics Inc (a)	7,579	518
Rockwell Collins Inc	13,447	1,400
				United Therapeutics Corp (a)	1,006	127
Spirit AeroSystems Holdings Inc	6,379	365
				Vertex Pharmaceuticals Inc (a)	378,738	44,805
TransDigm Group Inc	4,052	1,000
		$112,207				$269,052
Agriculture - 0.84%				Building Materials - 0.18%
Altria Group Inc	167,725	12,039		Eagle Materials Inc	4,087	392
Philip Morris International Inc	435,442	48,264		Fortune Brands Home & Security Inc	142,874	9,107
Reynolds American Inc	30,351	1,958		Johnson Controls International plc	11,692	486
		$62,261		Lennox International Inc	3,381	559
Airlines - 1.14%				Martin Marietta Materials Inc	4,659	1,026
Alaska Air Group Inc	545,079	46,381		Masco Corp	18,214	674
American Airlines Group Inc	730,547	31,136		Vulcan Materials Co	7,303	883
Delta Air Lines Inc	63,632	2,891				$13,127
JetBlue Airways Corp (a)	5,098	111		Chemicals - 0.30%
				AdvanSix Inc (a)	4,200	115
Southwest Airlines Co	65,772	3,698
		$84,217		Air Products & Chemicals Inc	17,582	2,470
				Axalta Coating Systems Ltd (a)	13,995	439
Apparel - 0.11%
Carter's Inc	4,462	411		Celanese Corp	1,699	148
Hanesbrands Inc	31,034	677		EI du Pont de Nemours & Co	78,160	6,233
Michael Kors Holdings Ltd (a)	14,031	524		FMC Corp	8,935	654
NIKE Inc	78,961	4,375		International Flavors & Fragrances Inc	6,656	923
Ralph Lauren Corp	688	55		LyondellBasell Industries NV	19,569	1,659
Skechers U.S.A. Inc (a)	11,464	289		Monsanto Co	16,896	1,970
Under Armour Inc - Class C (a)	15,913	309		NewMarket Corp	644	303
VF Corp	20,241	1,106		PPG Industries Inc	15,726	1,727
		$7,746		Praxair Inc	25,160	3,145
				RPM International Inc	11,355	597
Automobile Manufacturers - 0.86%
				Sherwin-Williams Co/The	4,767	1,595
Ferrari NV	186,594	14,032
				Valvoline Inc	1,847	41
PACCAR Inc	1,838	123
Tesla Inc (a)	157,726	49,537		Versum Materials Inc	9,778	313
						$22,332
		$63,692
				Commercial Services - 5.29%
Automobile Parts & Equipment - 0.07%
				AMERCO	348	130
BorgWarner Inc	3,773	160
				Aramark	9,994	365
Delphi Automotive PLC	37,046	2,978
				Automatic Data Processing Inc	53,887	5,631
Lear Corp	5,483	782
Visteon Corp (a)	3,529	363		Booz Allen Hamilton Holding Corp	11,105	399
WABCO Holdings Inc (a)	4,558	542		CDK Global Inc	13,621	885
				Cintas Corp	7,686	941
		$4,825		CoreLogic Inc/United States (a)	6,302	269
Banks - 1.57%				CoStar Group Inc (a)	2,771	667
Citizens Financial Group Inc	450,396	16,534		Ecolab Inc	920,034	118,767
First Hawaiian Inc	2,222	66		Equifax Inc	9,848	1,333
First Republic Bank/CA	354,486	32,776		Euronet Worldwide Inc (a)	5,019	415
Morgan Stanley	1,480,222	64,197		FleetCor Technologies Inc (a)	558,721	78,857
Signature Bank/New York NY (a)	2,658	368
				Gartner Inc (a)	6,999	798
State Street Corp	23,881	2,004
Western Alliance Bancorp (a)	5,290	253		Global Payments Inc	12,715	1,040
				KAR Auction Services Inc	11,945	521
		$116,198		Live Nation Entertainment Inc (a)	7,889	254
Beverages - 0.35%				LSC Communications Inc	4,096	106
Brown-Forman Corp - A Shares	5,011	241		Moody's Corp	8,981	1,063
Brown-Forman Corp - B Shares	14,188	671		Morningstar Inc	1,670	122
Coca-Cola Co/The	173,383	7,482		Nielsen Holdings PLC	23,043	948
Constellation Brands Inc	16,063	2,772		PayPal Holdings Inc (a)	3,539,299	168,895
Dr Pepper Snapple Group Inc	15,486	1,419		Quanta Services Inc (a)	5,019	178
Monster Beverage Corp (a)	24,814	1,126
				Robert Half International Inc	11,239	518
PepsiCo Inc	110,120	12,474		Rollins Inc	9,726	378
		$26,185		RR Donnelley & Sons Co	4,584	58
Biotechnology - 3.64%				S&P Global Inc	15,722	2,110
Alexion Pharmaceuticals Inc (a)	926,857	118,434
				Sabre Corp	18,981	444
Alnylam Pharmaceuticals Inc (a)	5,008	268
				Service Corp International/US	16,785	541
Amgen Inc	60,466	9,875		ServiceMaster Global Holdings Inc (a)	11,504	438
AquaBounty Technologies Inc (a)	67	1		Square Inc (a)	7,274	133
Biogen Inc (a)	122,583	33,245

See accompanying notes				259

Schedule of Investments
LargeCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Electronics (continued)
Total System Services Inc	14,780	$847		Allegion PLC	8,253	$649
United Rentals Inc (a)	6,710	736		Amphenol Corp	1,640,135	118,598
Vantiv Inc (a)	13,447	834		Fortive Corp	1,749,413	110,668
Western Union Co/The	43,593	866		Gentex Corp	17,771	367
WEX Inc (a)	3,400	345		Honeywell International Inc	45,327	5,944
		$390,832		Mettler-Toledo International Inc (a)	2,302	1,182
Computers - 3.77%				National Instruments Corp	7,216	252
Accenture PLC - Class A	67,771	8,221		PerkinElmer Inc	2,919	174
Apple Inc	1,320,287	189,659		Trimble Inc (a)	16,811	596
Cognizant Technology Solutions Corp	36,041	2,171		Waters Corp (a)	6,576	1,117
CSRA Inc	15,489	450				$240,001
DST Systems Inc	3,297	406		Entertainment - 0.03%
Fortinet Inc (a)	13,020	508		Cinemark Holdings Inc	10,020	433
Genpact Ltd	2,722,949	66,494		Lions Gate Entertainment Corp - A shares (a)	4,714	123
International Business Machines Corp	59,719	9,572		Lions Gate Entertainment Corp - B shares (a)	8,418	201
Leidos Holdings Inc	6,906	364		Regal Entertainment Group	4,819	106
NCR Corp (a)	11,602	479		Six Flags Entertainment Corp	6,550	410
Teradata Corp (a)	13,247	387		Vail Resorts Inc	3,407	674
VeriFone Systems Inc (a)	9,246	171				$1,947
		$278,882		Environmental Control - 0.42%
Consumer Products - 0.08%				Waste Connections Inc	317,900	29,253
Avery Dennison Corp	7,471	622		Waste Management Inc	21,784	1,586
Church & Dwight Co Inc	21,910	1,085				$30,839
Clorox Co/The	8,997	1,203		Food - 0.24%
Kimberly-Clark Corp	18,251	2,368		Blue Buffalo Pet Products Inc (a)	7,381	182
Spectrum Brands Holdings Inc	2,570	369		Campbell Soup Co	15,957	918
		$5,647		Conagra Brands Inc	29,492	1,144
Cosmetics & Personal Care - 1.29%				Flowers Foods Inc	16,114	316
Colgate-Palmolive Co	17,534	1,263		General Mills Inc	35,441	2,038
Estee Lauder Cos Inc/The	1,083,513	94,417		Hain Celestial Group Inc/The (a)	7,015	259
		$95,680		Hershey Co/The	11,791	1,276
Distribution & Wholesale - 0.06%				Hormel Foods Corp	20,297	712
Fastenal Co	24,306	1,086		Ingredion Inc	4,671	578
HD Supply Holdings Inc (a)	17,909	722		Kellogg Co	13,666	970
LKQ Corp (a)	26,102	816		Kraft Heinz Co/The	4,453	403
Pool Corp	3,904	467		Kroger Co/The	56,764	1,683
Watsco Inc	2,431	337		Lamb Weston Holdings Inc	11,129	465
WW Grainger Inc	4,608	888		McCormick & Co Inc/MD	9,813	980
		$4,316		Pilgrim's Pride Corp	4,270	111
				Post Holdings Inc (a)	3,695	311
Diversified Financial Services - 5.36%
Affiliated Managers Group Inc	3,869	641		Sprouts Farmers Market Inc (a)	13,569	303
Air Lease Corp	5,447	208		Sysco Corp	60,812	3,215
Alliance Data Systems Corp	4,967	1,240		Tyson Foods Inc	27,252	1,751
Ameriprise Financial Inc	6,736	861		US Foods Holding Corp (a)	5,621	159
CBOE Holdings Inc	6,745	556		Whole Foods Market Inc	6,588	240
Charles Schwab Corp/The	524,785	20,388				$18,014
CME Group Inc	38,799	4,508		Hand & Machine Tools - 0.03%
Credit Acceptance Corp (a)	740	150		Lincoln Electric Holdings Inc	3,947	351
Discover Financial Services	16,707	1,046		Snap-on Inc	3,799	637
Eaton Vance Corp	9,858	423		Stanley Black & Decker Inc	6,606	899
Federated Investors Inc	9,377	251				$1,887
Intercontinental Exchange Inc	640,611	38,565		Healthcare - Products - 8.22%
Invesco Ltd	6,806	224		Abbott Laboratories	9,944	434
Lazard Ltd	2,841	122		ABIOMED Inc (a)	3,546	462
LPL Financial Holdings Inc	2,236	94		Align Technology Inc (a)	6,571	885
Mastercard Inc	92,526	10,763		Baxter International Inc	19,295	1,074
SEI Investments Co	10,377	526		Becton Dickinson and Co	193,868	36,248
T Rowe Price Group Inc	10,932	775		Bio-Techne Corp	3,477	372
TD Ameritrade Holding Corp	619,440	23,706		Boston Scientific Corp (a)	80,491	2,123
Visa Inc	3,188,306	290,837		Bruker Corp	11,701	285
		$395,884		Cooper Cos Inc/The	3,337	669
Electric - 0.00%				CR Bard Inc	6,187	1,902
Dominion Resources Inc/VA	2,956	229		Danaher Corp	1,836,284	153,018
				Edwards Lifesciences Corp (a)	617,593	67,731
Electrical Components & Equipment - 0.73%				Henry Schein Inc (a)	7,050	1,225
Acuity Brands Inc	301,139	53,031		Hill-Rom Holdings Inc	6,126	463
AMETEK Inc	3,921	224		Hologic Inc (a)	24,317	1,098
Emerson Electric Co	6,028	363		IDEXX Laboratories Inc (a)	7,747	1,299
Energizer Holdings Inc	2,858	169		Intuitive Surgical Inc (a)	237,715	198,699
Hubbell Inc	3,385	383		OPKO Health Inc (a)	23,284	181
		$54,170		Patterson Cos Inc	7,762	345
Electronics - 3.25%				ResMed Inc	11,870	807
Agilent Technologies Inc	8,253	454		Stryker Corp	318,928	43,492

See accompanying notes				260

Schedule of Investments
LargeCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Internet (continued)
Teleflex Inc	1,091	$226		Priceline Group Inc/The (a)	104,157	$192,359
Thermo Fisher Scientific Inc	557,760	92,215		Snap Inc (a)	467,687	10,546
Varex Imaging Corp (a)	3,423	115		Snap Inc (a),(b),(c)	146,799	3,310
Varian Medical Systems Inc (a)	8,558	777		Symantec Corp	8,809	279
VWR Corp (a)	2,761	78		Tencent Holdings Ltd ADR	1,149,300	36,031
West Pharmaceutical Services Inc	6,562	604		TripAdvisor Inc (a)	1,883,829	84,791
Zimmer Biomet Holdings Inc	5,809	695		VeriSign Inc (a)	8,349	742
		$607,522		Yelp Inc (a)	5,089	180
Healthcare - Services - 3.43%				Zillow Group Inc - A Shares (a)	3,686	142
Aetna Inc	141,116	19,061		Zillow Group Inc - C Shares (a)	6,266	244
Anthem Inc	102,765	18,281				$1,603,381
Centene Corp (a)	344,533	25,633		Iron & Steel - 0.00%
Cigna Corp	251,320	39,299		Steel Dynamics Inc	4,354	157
DaVita Inc (a)	6,370	440
Envision Healthcare Corp (a)	7,294	409		Leisure Products & Services - 0.02%
HCA Holdings Inc (a)	25,093	2,113		Brunswick Corp/DE	7,207	409
Humana Inc	220,146	48,868		Harley-Davidson Inc	15,531	882
Laboratory Corp of America Holdings (a)	4,261	597		Vista Outdoor Inc (a)	1,729	34
MEDNAX Inc (a)	6,022	363				$1,325
Quintiles IMS Holdings Inc (a)	9,961	839		Lodging - 0.94%
UnitedHealth Group Inc	553,586	96,811		Choice Hotels International Inc	3,146	197
Universal Health Services Inc	2,370	286		Extended Stay America Inc	5,516	96
WellCare Health Plans Inc (a)	3,812	585		Hilton Grand Vacations Inc (a)	5,969	200
		$253,585		Hilton Worldwide Holdings Inc	529,589	31,230
Home Builders - 0.03%				Hyatt Hotels Corp (a)	1,584	88
CalAtlantic Group Inc	1,716	62		Las Vegas Sands Corp	50,163	2,959
DR Horton Inc	16,855	554		Marriott International Inc/MD	34,199	3,229
Lennar Corp - A Shares	8,751	442		MGM Resorts International	986,623	30,299
Lennar Corp - B Shares	2,243	96		Wyndham Worldwide Corp	9,727	927
NVR Inc (a)	322	680				$69,225
PulteGroup Inc	10,754	244		Machinery - Construction & Mining - 0.01%
Thor Industries Inc	4,538	436		BWX Technologies Inc	9,188	452
		$2,514
Home Furnishings - 0.01%				Machinery - Diversified - 2.66%
Leggett & Platt Inc	11,915	626		Cognex Corp	7,625	651
Tempur Sealy International Inc (a)	4,950	232		Deere & Co	4,610	514
Whirlpool Corp	846	157		IDEX Corp	6,109	640
		$1,015		Middleby Corp/The (a)	4,845	659
Housewares - 0.04%				Nordson Corp	5,292	662
Newell Brands Inc	27,864	1,330		Rockwell Automation Inc	13,554	2,133
Scotts Miracle-Gro Co/The	3,730	361		Roper Technologies Inc	515,765	112,798
Toro Co/The	9,891	642		Wabtec Corp/DE	922,701	77,406
Tupperware Brands Corp	4,706	338		Welbilt Inc (a)	6,972	143
		$2,671		Xylem Inc/NY	8,523	438
				Zebra Technologies Corp (a)	3,693	348
Insurance - 0.11%
AmTrust Financial Services Inc	3,233	52				$196,392
Aon PLC	23,139	2,773		Media - 0.66%
Arthur J Gallagher & Co	10,841	605		AMC Networks Inc (a)	5,490	328
Brown & Brown Inc	2,117	91		Cable One Inc	470	320
Erie Indemnity Co	1,861	230		CBS Corp	50,992	3,394
Lincoln National Corp	5,499	362		Charter Communications Inc (a)	11,928	4,117
Marsh & McLennan Cos Inc	45,442	3,369		Comcast Corp - Class A	386,248	15,137
Progressive Corp/The	3,399	135		Discovery Communications Inc - A Shares (a)	13,264	382
XL Group Ltd	8,506	356		Discovery Communications Inc - C Shares (a)	19,077	534
		$7,973		DISH Network Corp (a)	14,153	912
Internet - 21.69%				FactSet Research Systems Inc	3,329	543
Alibaba Group Holding Ltd ADR(a)	445,700	51,478		Scripps Networks Interactive Inc	7,573	566
Alphabet Inc - A Shares (a)	238,971	220,934		Sirius XM Holdings Inc	158,862	786
Alphabet Inc - C Shares (a)	230,158	208,514		Time Warner Inc	54,666	5,427
Amazon.com Inc (a)	489,311	452,608		Twenty-First Century Fox Inc - A Shares	107,160	3,273
CDW Corp/DE	14,162	837		Twenty-First Century Fox Inc - B Shares	32,863	981
Dropbox Inc (a),(b),(c),(d)	52,984	432		Viacom Inc - A Shares	1,926	86
eBay Inc (a)	152,264	5,087		Viacom Inc - B Shares	25,247	1,074
F5 Networks Inc (a)	5,902	762		Walt Disney Co/The	96,745	11,184
Facebook Inc (a)	2,045,274	307,303				$49,044
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	6,882	607		Metal Fabrication & Hardware - 0.00%
GoDaddy Inc (a)	5,688	221		Valmont Industries Inc	1,743	266
IAC/InterActiveCorp (a)	5,508	457
Liberty Expedia Holdings Inc (a)	2,179	105		Mining - 0.01%
Liberty Ventures (a)	1,786	96		Freeport-McMoRan Inc (a)	37,937	484
Match Group Inc (a)	6,379	119		Southern Copper Corp	3,196	113
Netflix Inc (a)	164,431	25,026				$597
Pandora Media Inc (a)	15,730	171

See accompanying notes				261

Schedule of Investments LargeCap Growth Fund I April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturers - 1.26%					REITS (continued)
3M Co	35,035	$6,861			Boston Properties Inc	1,604	$203
AO Smith Corp	1,179,903	63,573			Care Capital Properties Inc	1,812	49
AptarGroup Inc	1,812	146			Colony NorthStar Inc	17,299	226
Carlisle Cos Inc	2,141	217			Crown Castle International Corp	210,959	19,957
Donaldson Co Inc	11,138	515			CubeSmart	9,987	253
General Electric Co	106,420	3,085			Digital Realty Trust Inc	9,185	1,055
Hexcel Corp	8,740	452			Empire State Realty Trust Inc	7,102	148
Illinois Tool Works Inc	29,448	4,067			Equinix Inc	4,106	1,715
Ingersoll-Rand PLC	20,101	1,784			Equity LifeStyle Properties Inc	6,492	525
Textron Inc	260,926	12,175			Essex Property Trust Inc	2,274	556
		$92,875			Extra Space Storage Inc	9,830	742
Office & Business Equipment - 0.00%					Federal Realty Investment Trust	5,743	752
Pitney Bowes Inc	16,707	222			Gaming and Leisure Properties Inc	16,062	559
					Iron Mountain Inc	20,809	723
Oil & Gas - 0.05%					Lamar Advertising Co	6,946	501
Apache Corp	21,177	1,030			Life Storage Inc	2,604	204
Cabot Oil & Gas Corp	26,382	613			Omega Healthcare Investors Inc	6,213	205
Cimarex Energy Co	1,442	168			Outfront Media Inc	2,902	76
Continental Resources Inc/OK (a)	3,762	160			Park Hotels & Resorts Inc	9,218	237
Devon Energy Corp	4,122	163			Public Storage	8,809	1,844
Diamondback Energy Inc (a)	1,682	168			Regency Centers Corp	1,507	95
EOG Resources Inc	5,107	472			SBA Communications Corp (a)	793,925	100,423
Murphy USA Inc (a)	2,292	160			Senior Housing Properties Trust	3,825	82
Parsley Energy Inc (a)	1,915	57			Simon Property Group Inc	25,470	4,209
Southwestern Energy Co (a)	42,094	316			Tanger Factory Outlet Centers Inc	7,782	243
		$3,307			Taubman Centers Inc	2,623	164
Packaging & Containers - 0.06%					Ventas Inc	19,461	1,246
Ball Corp	13,838	1,064					$142,146
Bemis Co Inc	2,214	99			Retail - 6.94%
Berry Global Group Inc (a)	10,911	546			Advance Auto Parts Inc	5,738	816
Crown Holdings Inc (a)	11,704	656			AutoNation Inc (a)	2,483	104
Graphic Packaging Holding Co	21,475	292			AutoZone Inc (a)	1,743	1,206
Owens-Illinois Inc (a)	15,181	331			Bed Bath & Beyond Inc	2,597	101
Packaging Corp of America	8,052	795			Brinker International Inc	5,368	237
Sealed Air Corp	16,528	728			Burlington Stores Inc (a)	4,113	407
Silgan Holdings Inc	3,721	226			Cabela's Inc (a)	1,298	71
		$4,737			CarMax Inc (a)	15,966	934
Pharmaceuticals - 2.74%					Casey's General Stores Inc	3,494	392
AbbVie Inc	130,235	8,588			Coach Inc	5,418	213
ACADIA Pharmaceuticals Inc (a)	7,651	263			Copart Inc (a)	18,074	558
Agios Pharmaceuticals Inc (a)	2,553	127			Costco Wholesale Corp	767,681	136,279
Akorn Inc (a)	8,834	295			CVS Health Corp	93,435	7,703
Alkermes PLC (a)	12,026	701			Darden Restaurants Inc	10,242	872
Allergan PLC	56,539	13,788			Dick's Sporting Goods Inc	6,858	347
AmerisourceBergen Corp	14,092	1,156			Dollar General Corp	637,161	46,328
					Dollar Tree Inc (a)	13,487	1,116
Bristol-Myers Squibb Co	99,455	5,574
Cardinal Health Inc	17,974	1,305			Domino's Pizza Inc	4,414	801
DexCom Inc (a)	670,760	52,292			Dunkin' Brands Group Inc	8,610	481
Eli Lilly & Co	58,078	4,766			Foot Locker Inc	10,747	831
Express Scripts Holding Co (a)	54,447	3,340			Gap Inc/The	3,991	105
Herbalife Ltd (a)	7,111	450			Genuine Parts Co	11,748	1,081
Johnson & Johnson	44,321	5,472			Home Depot Inc/The	393,775	61,468
					Liberty Interactive Corp QVC Group (a)	21,158	448
McKesson Corp	13,409	1,854
Mead Johnson Nutrition Co	5,773	512			Lowe's Cos Inc	53,252	4,520
					Lululemon Athletica Inc (a)	8,479	441
Merck & Co Inc	489,700	30,523
Mylan NV (a)	12,759	477			McDonald's Corp	49,523	6,930
Neurocrine Biosciences Inc (a)	6,876	367			Michaels Cos Inc/The (a)	7,815	183
Pfizer Inc	24,970	847			MSC Industrial Direct Co Inc	2,239	200
Premier Inc (a)	3,419	116			Nordstrom Inc	11,208	541
VCA Inc (a)	6,841	626			Nu Skin Enterprises Inc	2,806	155
					O'Reilly Automotive Inc (a)	84,391	20,942
Zoetis Inc	1,227,469	68,873
					Panera Bread Co (a)	2,002	626
		$202,312
Pipelines - 0.02%					Ross Stores Inc	376,546	24,475
					Sally Beauty Holdings Inc (a)	12,444	237
Enbridge Inc	8,823	366
ONEOK Inc	17,630	928			Signet Jewelers Ltd	5,481	361
Williams Cos Inc/The	6,771	207			Starbucks Corp	1,513,821	90,920
		$1,501			Target Corp	23,973	1,339
					TJX Cos Inc/The	1,007,656	79,242
Real Estate - 0.01%
CBRE Group Inc (a)	24,193	866			Tractor Supply Co	11,033	683
					Ulta Beauty Inc (a)	4,969	1,398
					Urban Outfitters Inc (a)	7,330	168
REITS - 1.92%
Alexandria Real Estate Equities Inc	742	84			Walgreens Boots Alliance Inc	26,502	2,293
American Tower Corp	40,255	5,070			Wendy's Co/The	14,434	213
					Williams-Sonoma Inc	8,017	433
See accompanying notes				262

Schedule of Investments
LargeCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)		Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
Yum China Holdings Inc (a)	29,213	$997		Motorola Solutions Inc		2,239	$193
Yum! Brands Inc	192,103	12,631		T-Mobile US Inc (a)		522,401	35,142
		$512,827		Verizon Communications Inc		164,257	7,541
Semiconductors - 2.59%				Zayo Group Holdings Inc (a)		12,835	450
Analog Devices Inc	2,332	178					$44,779
Applied Materials Inc	96,248	3,909		Textiles - 0.01%
ASML Holding NV - NY Reg Shares	162,000	21,360		Mohawk Industries Inc (a)		4,222	991
Broadcom Ltd	22,444	4,956
Intel Corp	55,686	2,013		Toys, Games & Hobbies - 0.02%
IPG Photonics Corp (a)	2,750	347		Hasbro Inc		9,656	957
KLA-Tencor Corp	13,229	1,299		Mattel Inc		27,531	617
Lam Research Corp	20,096	2,911					$1,574
Maxim Integrated Products Inc	23,940	1,057		Transportation - 0.21%
Microchip Technology Inc	17,691	1,337		CH Robinson Worldwide Inc		11,813	859
NVIDIA Corp	30,310	3,161		Expeditors International of Washington Inc		11,328	635
NXP Semiconductors NV (a)	1,327,547	140,388		FedEx Corp		23,196	4,400
ON Semiconductor Corp (a)	7,155	101		JB Hunt Transport Services Inc		7,686	689
Qorvo Inc (a)	1,453	99		Landstar System Inc		4,270	365
QUALCOMM Inc	44,633	2,399		Old Dominion Freight Line Inc		4,131	366
Skyworks Solutions Inc	10,318	1,029		Union Pacific Corp		17,464	1,955
Texas Instruments Inc	59,851	4,739		United Parcel Service Inc		61,407	6,599
Xilinx Inc	7,605	480					$15,868
		$191,763		TOTAL COMMON STOCKS			$7,141,716
Shipbuilding - 0.01%				INVESTMENT COMPANIES - 3.07%		Shares Held	Value (000's)
Huntington Ingalls Industries Inc	3,512	706		Money Market Funds - 3.07%
				Cash Account Trust - Government & Agency		6,081,293	6,081
Software - 11.17%				Portfolio - Government Cash Managed
Activision Blizzard Inc	33,196	1,734		First American Government Obligations Fund		136,276,315	136,276
Adobe Systems Inc (a)	954,081	127,599		Morgan Stanley Institutional Liquidity Funds -		84,646,073	84,647
Akamai Technologies Inc (a)	1,236,556	75,355
				Government Portfolio
ANSYS Inc (a)	479,209	52,790
							$227,004
athenahealth Inc (a)	3,335	327
				TOTAL INVESTMENT COMPANIES			$227,004
Atlassian Corp PLC (a)	2,806	97
Autodesk Inc (a)	10,266	925		CONVERTIBLE PREFERRED STOCKS -
Black Knight Financial Services Inc (a)	4,098	170		0.42%		Shares Held	Value (000's)
				Internet - 0.42%
Broadridge Financial Solutions Inc	10,464	732		Airbnb Inc - Series D	0.00%(a),(b),(c),(d)	121,527	$12,760
Cadence Design Systems Inc (a)	26,607	867
				Airbnb Inc - Series E	0.00%(a),(b),(c),(d)	29,361	3,083
Citrix Systems Inc (a)	13,261	1,073
				Dropbox Inc 0.00%(a),(b),(c),(d)		254,085	3,205
CommerceHub Inc - Series A (a)	3,930	63
Donnelley Financial Solutions Inc (a)	4,392	98		Flipkart Online Services Pvt Ltd Series A		2,350	207
				0.00%(a),(b),(c),(d)
Dun & Bradstreet Corp/The	1,621	178
Electronic Arts Inc (a)	234,500	22,235		Flipkart Online Services Pvt Ltd Series C		4,148	365
				0.00%(a),(b),(c),(d)
Fidelity National Information Services Inc	10,925	920
First Data Corp (a)	28,894	451		Flipkart Online Services Pvt Ltd Series E		7,712	680
				0.00%(a),(b),(c),(d)
Fiserv Inc (a)	32,249	3,842
				Uber Technologies Inc 0.00%(a),(b),(c),(d)		209,292	10,208
Guidewire Software Inc (a)	6,130	377
Inovalon Holdings Inc (a)	7,983	98					$30,508
				TOTAL CONVERTIBLE PREFERRED STOCKS			$30,508
Intuit Inc	940,024	117,700
Jack Henry & Associates Inc	7,196	697		PREFERRED STOCKS - 0.17%		Shares Held	Value (000's)
Manhattan Associates Inc (a)	6,850	320		Internet - 0.12%
Microsoft Corp	2,420,172	165,685		Flipkart Online Services Pvt Ltd Series G		34,940	4,184
MSCI Inc	7,378	740		0.00%(a),(b),(c),(d)
Nuance Communications Inc (a)	18,488	331		Uber Technologies Inc 0.00%(a),(b),(c),(d)		98,844	4,821
Oracle Corp	17,212	774					$9,005
Paychex Inc	53,403	3,166		Software - 0.05%
PTC Inc (a)	4,762	257		Magic Leap Inc 0.00%(a),(b),(c),(d)		168,788	3,888
Red Hat Inc (a)	477,608	42,067
salesforce.com Inc (a)	1,856,873	159,914		TOTAL PREFERRED STOCKS			$12,893
ServiceNow Inc (a)	410,475	38,782		Total Investments			$7,412,121
Splunk Inc (a)	10,576	680		Other Assets and Liabilities - (0.29)%			$(21,084)
SS&C Technologies Holdings Inc	13,752	505		TOTAL NET ASSETS - 100.00%			$7,391,037
Synopsys Inc (a)	2,504	185
Tyler Technologies Inc (a)	2,867	469
Ultimate Software Group Inc/The (a)	2,313	469		(a)	Non-Income Producing Security
Veeva Systems Inc (a)	9,147	490		(b)			Security is Illiquid. At the end of the period, the value of these securities
VMware Inc (a)	3,050	287		totaled $47,750 or 0.65% of net assets.
Workday Inc (a)	22,000	1,923		(c)			Restricted Security. Please see Restricted Security Sub-Schedule for more
		$825,372		information.
Telecommunications - 0.61%
Arista Networks Inc (a)	3,938	550
ARRIS International PLC (a)	4,932	128
CommScope Holding Co Inc (a)	12,323	518
LogMeIn Inc	2,278	257

See accompanying notes				263

Schedule of Investments
LargeCap Growth Fund I
April 30, 2017 (unaudited)

(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $44,440 or 0.60% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26.16%
Communications		23.55%
Technology		17.54%
Industrial		10.34%
Consumer, Cyclical		10.28%
Financial		8.97%
Investment Companies		3.07%
Basic Materials		0.31%
Energy		0.07%
Utilities		0.00%
Other Assets and Liabilities		(0.29)%
TOTAL NET ASSETS		100.00%

Restricted Securities

Security Name		Trade Date	Cost	Value	Percent of Net Assets
Airbnb Inc - Series D		04/16/2014	$4,948	$12,760	0.17%
Airbnb Inc - Series E		07/14/2015	2,733	3,083	0.04%
Dropbox Inc		11/07/2014	1,012	432	0.01%
Dropbox Inc		01/30/2014	4,854	3,205	0.04%
Flipkart Online Services Pvt Ltd		03/19/2015	785	607	0.01%
Flipkart Online Services Pvt Ltd Series A		03/19/2015	268	207	0.00%
Flipkart Online Services Pvt Ltd Series C		03/19/2015	473	365	0.00%
Flipkart Online Services Pvt Ltd Series E		03/19/2015	879	680	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014	4,185	4,184	0.06%
Magic Leap Inc		01/20/2016	3,888	3,888	0.05%
Snap Inc		05/16/2016	2,255	3,310	0.04%
Uber Technologies Inc		12/03/2015	4,821	4,821	0.07%
Uber Technologies Inc		12/05/2014	6,973	10,208	0.14%

Total					0.64%
Amounts in thousands

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2017	Long	1,867	$220,094	$222,220	$2,126
Total					$2,126

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2017 (unaudited)

COMMON STOCKS - 95.76%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.43%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	2,695	$64		Celgene Corp (a)	41,502	$5,149
Omnicom Group Inc	28,874	2,371		Gilead Sciences Inc	41,824	2,868
		$2,435		Illumina Inc (a)	3,648	674
				Incyte Corp (a)	7,719	959
Aerospace & Defense - 1.27%
				Intercept Pharmaceuticals Inc (a)	98	11
Boeing Co/The	9,088	1,680
				Intrexon Corp (a)	354	7
General Dynamics Corp	463	90
				Ionis Pharmaceuticals Inc (a)	731	35
HEICO Corp	232	16
				Juno Therapeutics Inc (a)	352	9
HEICO Corp - Class A	401	25
				Regeneron Pharmaceuticals Inc (a)	5,423	2,107
Lockheed Martin Corp	17,807	4,798
				Seattle Genetics Inc (a)	592	40
Northrop Grumman Corp	1,284	316
				United Therapeutics Corp (a)	75	9
Raytheon Co	517	80
				Vertex Pharmaceuticals Inc (a)	1,526	181
Rockwell Collins Inc	1,042	108
Spirit AeroSystems Holdings Inc	490	28				$22,765
TransDigm Group Inc	311	77		Building Materials - 0.07%
		$7,218		Eagle Materials Inc	315	30
Agriculture - 1.03%				Fortune Brands Home & Security Inc	984	63
Altria Group Inc	49,133	3,527		Johnson Controls International plc	895	37
Philip Morris International Inc	19,689	2,182		Lennox International Inc	260	43
Reynolds American Inc	2,341	151		Martin Marietta Materials Inc	357	78
		$5,860		Masco Corp	1,401	52
Airlines - 0.73%				Vulcan Materials Co	561	68
Alaska Air Group Inc	675	58				$371
Delta Air Lines Inc	83,795	3,807		Chemicals - 1.26%
JetBlue Airways Corp (a)	392	9		AdvanSix Inc (a)	323	9
Southwest Airlines Co	5,059	284		Air Products & Chemicals Inc	1,352	190
				Axalta Coating Systems Ltd (a)	1,086	34
		$4,158
Apparel - 1.18%				Celanese Corp	125	11
Carter's Inc	343	32		Dow Chemical Co/The	51,797	3,253
Hanesbrands Inc	2,387	52		EI du Pont de Nemours & Co	6,015	480
Michael Kors Holdings Ltd (a)	1,075	40		FMC Corp	680	50
NIKE Inc	116,883	6,476		International Flavors & Fragrances Inc	514	71
Ralph Lauren Corp	52	4		LyondellBasell Industries NV	27,301	2,314
Skechers U.S.A. Inc (a)	905	23		Monsanto Co	1,298	151
Under Armour Inc - Class C (a)	1,224	24		NewMarket Corp	49	23
VF Corp	1,550	85		PPG Industries Inc	1,216	134
		$6,736		Praxair Inc	1,935	242
				RPM International Inc	873	46
Automobile Manufacturers - 0.03%
				Sherwin-Williams Co/The	366	122
PACCAR Inc	132	9
Tesla Inc (a)	537	168		Valvoline Inc	142	3
				Versum Materials Inc	730	23
		$177
						$7,156
Automobile Parts & Equipment - 0.46%
				Commercial Services - 2.48%
BorgWarner Inc	299	13
				AMERCO	26	10
Delphi Automotive PLC	2,848	229
				Aramark	773	28
Lear Corp	420	60
Visteon Corp (a)	271	28		Automatic Data Processing Inc	4,147	433
WABCO Holdings Inc (a)	19,161	2,277		Booz Allen Hamilton Holding Corp	840	30
				CDK Global Inc	1,043	68
		$2,607
				Cintas Corp	591	72
Banks - 0.59%				CoreLogic Inc/United States (a)	489	21
Bank of America Corp	49,520	1,156		CoStar Group Inc (a)	213	51
Citizens Financial Group Inc	32,890	1,207		Ecolab Inc	36,404	4,699
First Hawaiian Inc	170	5		Equifax Inc	757	102
First Republic Bank/CA	783	72		Euronet Worldwide Inc (a)	386	32
Regions Financial Corp	64,301	884		FleetCor Technologies Inc (a)	592	84
Signature Bank/New York NY (a)	204	28
				Gartner Inc (a)	536	61
Western Alliance Bancorp (a)	406	20
				Global Payments Inc	18,865	1,542
		$3,372		KAR Auction Services Inc	915	40
Beverages - 3.24%				Live Nation Entertainment Inc (a)	616	20
Brown-Forman Corp - A Shares	385	18		LSC Communications Inc	315	8
Brown-Forman Corp - B Shares	1,091	52		Moody's Corp	688	81
Coca-Cola Co/The	159,140	6,866		Morningstar Inc	120	9
Constellation Brands Inc	1,235	213		Nielsen Holdings PLC	1,765	73
Dr Pepper Snapple Group Inc	50,330	4,613		PayPal Holdings Inc (a)	5,184	247
(a)
Monster Beverage Corp	1,900	86		Quanta Services Inc (a)	386	14
PepsiCo Inc	58,663	6,646		Robert Half International Inc	860	40
		$18,494		Rollins Inc	748	29
Biotechnology - 3.99%				RR Donnelley & Sons Co	352	4
Alexion Pharmaceuticals Inc (a)	1,344	172
				S&P Global Inc	1,209	162
Alnylam Pharmaceuticals Inc (a)	392	21		Sabre Corp	1,460	34
Amgen Inc	37,425	6,112		Service Corp International/US	1,291	42
AquaBounty Technologies Inc (a)	5	—		ServiceMaster Global Holdings Inc (a)	885	34
Biogen Inc (a)	15,749	4,271		Square Inc (a)	498	9
BioMarin Pharmaceutical Inc (a)	1,046	100
				Total System Services Inc	1,147	66
Bioverativ Inc (a)	677	40
See accompanying notes				265

Schedule of Investments
LargeCap Growth Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Electrical Components & Equipment (continued)
United Rentals Inc (a)	516	$57		Hubbell Inc	257	$29
Vantiv Inc (a)	1,034	64				$135
Verisk Analytics Inc (a)	69,690	5,771		Electronics - 1.94%
Western Union Co/The	3,353	67		Agilent Technologies Inc	37,515	2,065
WEX Inc (a)	261	27		Allegion PLC	634	50
		$14,131		Amphenol Corp	1,371	99
Computers - 6.16%				Fortive Corp	23,440	1,483
Accenture PLC - Class A	5,215	633		Gentex Corp	1,368	28
Apple Inc	214,107	30,756		Honeywell International Inc	49,808	6,532
Cognizant Technology Solutions Corp	2,767	167		Mettler-Toledo International Inc (a)	178	91
CSRA Inc	1,187	34		National Instruments Corp	555	19
Dell Technologies Inc Class V (a)	11,940	801		PerkinElmer Inc	232	14
DST Systems Inc	254	31		Trimble Inc (a)	1,293	46
DXC Technology Co	24,099	1,816		Waters Corp (a)	3,641	619
Fortinet Inc (a)	989	38				$11,046
Genpact Ltd	1,174	29		Entertainment - 0.03%
International Business Machines Corp	4,595	736		Cinemark Holdings Inc	771	33
Leidos Holdings Inc	536	28		Lions Gate Entertainment Corp - A shares (a)	362	10
NCR Corp (a)	890	37		Lions Gate Entertainment Corp - B shares (a)	640	15
Teradata Corp (a)	1,019	30		Regal Entertainment Group	386	9
VeriFone Systems Inc (a)	733	14		Six Flags Entertainment Corp	514	32
		$35,150		Vail Resorts Inc	262	52
Consumer Products - 0.41%						$151
Avery Dennison Corp	572	48		Environmental Control - 0.02%
Church & Dwight Co Inc	40,537	2,008		Waste Management Inc	1,685	123
Clorox Co/The	689	92
Kimberly-Clark Corp	1,403	182		Food - 1.74%
Spectrum Brands Holdings Inc	197	28		Blue Buffalo Pet Products Inc (a)	567	14
		$2,358		Campbell Soup Co	1,227	71
Cosmetics & Personal Care - 0.86%				Conagra Brands Inc	2,268	88
Colgate-Palmolive Co	1,348	97		Flowers Foods Inc	1,239	24
Estee Lauder Cos Inc/The	27,298	2,379		General Mills Inc	2,724	157
Procter & Gamble Co/The	27,860	2,433		Hain Celestial Group Inc/The (a)	539	20
		$4,909		Hershey Co/The	914	99
Distribution & Wholesale - 0.59%				Hormel Foods Corp	38,759	1,360
Fastenal Co	69,122	3,088		Ingredion Inc	359	45
HD Supply Holdings Inc (a)	1,377	56		Kellogg Co	1,045	74
LKQ Corp (a)	2,008	63		Kraft Heinz Co/The	344	31
Pool Corp	300	36		Kroger Co/The	53,500	1,586
Watsco Inc	187	26		Lamb Weston Holdings Inc	856	36
WW Grainger Inc	354	68		McCormick & Co Inc/MD	58,324	5,826
		$3,337		Pilgrim's Pride Corp	328	9
				Post Holdings Inc (a)	284	24
Diversified Financial Services - 4.13%
Affiliated Managers Group Inc	297	49		Sprouts Farmers Market Inc (a)	1,043	23
Air Lease Corp	419	16		Sysco Corp	4,678	247
Alliance Data Systems Corp	382	95		Tyson Foods Inc	2,107	135
American Express Co	28,961	2,295		US Foods Holding Corp (a)	432	12
Ameriprise Financial Inc	518	66		Whole Foods Market Inc	506	18
CBOE Holdings Inc	29,428	2,426				$9,899
Charles Schwab Corp/The	71,660	2,785		Hand & Machine Tools - 0.03%
Credit Acceptance Corp (a)	56	12		Lincoln Electric Holdings Inc	303	27
Discover Financial Services	1,285	81		Snap-on Inc	288	48
Eaton Vance Corp	771	33		Stanley Black & Decker Inc	508	69
Federated Investors Inc	721	19				$144
Intercontinental Exchange Inc	1,290	78		Healthcare - Products - 4.30%
Invesco Ltd	523	17		Abbott Laboratories	42,205	1,841
Lazard Ltd	218	9		ABIOMED Inc (a)	273	36
LPL Financial Holdings Inc	162	7		Align Technology Inc (a)	500	67
Mastercard Inc	62,219	7,237		Baxter International Inc	1,484	83
SEI Investments Co	795	40		Becton Dickinson and Co	1,576	295
T Rowe Price Group Inc	837	59		Bio-Techne Corp	261	28
TD Ameritrade Holding Corp	1,447	55		Boston Scientific Corp (a)	6,187	163
Visa Inc	89,312	8,147		Bruker Corp	888	22
		$23,526		Cooper Cos Inc/The	12,576	2,519
Electric - 0.00%				CR Bard Inc	476	146
Dominion Resources Inc/VA	235	18		Danaher Corp	48,520	4,043
				Edwards Lifesciences Corp (a)	30,425	3,337
Electrical Components & Equipment - 0.02%				Henry Schein Inc (a)	13,287	2,309
Acuity Brands Inc	269	48		Hill-Rom Holdings Inc	471	36
AMETEK Inc	301	17		Hologic Inc (a)	33,228	1,501
Emerson Electric Co	469	28		IDEXX Laboratories Inc (a)	596	100
Energizer Holdings Inc	219	13		Intuitive Surgical Inc (a)	4,647	3,884
				OPKO Health Inc (a)	1,786	14

See accompanying notes				266

Schedule of Investments
LargeCap Growth Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Internet (continued)
Patterson Cos Inc	601	$27		Match Group Inc (a)	509	$9
ResMed Inc	913	62		Netflix Inc (a)	1,868	284
Stryker Corp	2,453	334		Palo Alto Networks Inc (a)	24,283	2,633
Teleflex Inc	80	17		Pandora Media Inc (a)	1,210	13
Thermo Fisher Scientific Inc	821	136		Priceline Group Inc/The (a)	352	650
Varex Imaging Corp (a)	10,844	364		Symantec Corp	39,660	1,254
Varian Medical Systems Inc (a)	33,647	3,053		VeriSign Inc (a)	20,130	1,790
VWR Corp (a)	218	6		Yelp Inc (a)	391	14
West Pharmaceutical Services Inc	504	46		Zillow Group Inc - A Shares (a)	267	10
Zimmer Biomet Holdings Inc	445	53		Zillow Group Inc - C Shares (a)	482	19
		$24,522				$65,173
Healthcare - Services - 2.66%				Iron & Steel - 0.00%
Aetna Inc	1,161	157		Steel Dynamics Inc	323	12
Anthem Inc	794	141
Centene Corp (a)	848	63		Leisure Products & Services - 0.02%
Cigna Corp	882	138		Brunswick Corp/DE	554	31
DaVita Inc (a)	490	34		Harley-Davidson Inc	1,203	68
Envision Healthcare Corp (a)	561	31		Vista Outdoor Inc (a)	134	3
HCA Holdings Inc (a)	1,936	163				$102
Humana Inc	1,135	252		Lodging - 0.47%
Laboratory Corp of America Holdings (a)	34,615	4,852		Choice Hotels International Inc	242	15
MEDNAX Inc (a)	456	27		Extended Stay America Inc	415	7
Quest Diagnostics Inc	9,569	1,010		Hilton Grand Vacations Inc (a)	459	15
Quintiles IMS Holdings Inc (a)	762	64		Hilton Worldwide Holdings Inc	1,031	61
UnitedHealth Group Inc	46,780	8,181		Hyatt Hotels Corp (a)	118	7
Universal Health Services Inc	183	22		Las Vegas Sands Corp	37,511	2,213
WellCare Health Plans Inc (a)	292	45		Marriott International Inc/MD	2,630	248
		$15,180		MGM Resorts International	453	14
Home Builders - 0.03%				Wyndham Worldwide Corp	744	71
CalAtlantic Group Inc	132	5				$2,651
DR Horton Inc	1,291	42		Machinery - Construction & Mining - 0.27%
Lennar Corp - A Shares	675	34		BWX Technologies Inc	693	34
Lennar Corp - B Shares	164	7		Caterpillar Inc	14,939	1,528
NVR Inc (a)	25	53				$1,562
PulteGroup Inc	827	19		Machinery - Diversified - 0.82%
Thor Industries Inc	354	34		Cognex Corp	586	50
		$194		Cummins Inc	13,575	2,049
Home Furnishings - 0.01%				Deere & Co	354	39
Leggett & Platt Inc	923	48		IDEX Corp	469	49
Tempur Sealy International Inc (a)	380	18		Middleby Corp/The (a)	372	51
Whirlpool Corp	65	12		Nordson Corp	408	51
		$78		Rockwell Automation Inc	1,042	164
Housewares - 0.04%				Roper Technologies Inc	479	105
Newell Brands Inc	2,168	104		Wabtec Corp/DE	24,423	2,048
Scotts Miracle-Gro Co/The	287	28		Welbilt Inc (a)	536	11
Toro Co/The	760	49		Xylem Inc/NY	655	34
Tupperware Brands Corp	362	26		Zebra Technologies Corp (a)	295	28
		$207				$4,679
Insurance - 1.68%				Media - 5.10%
AmTrust Financial Services Inc	248	4		AMC Networks Inc (a)	422	25
Aon PLC	1,779	213		Cable One Inc	37	25
Arthur J Gallagher & Co	834	47		CBS Corp	3,922	261
Berkshire Hathaway Inc - Class B (a)	24,990	4,129		Charter Communications Inc (a)	918	317
Brown & Brown Inc	162	7		Comcast Corp - Class A	395,906	15,516
Erie Indemnity Co	146	18		Discovery Communications Inc - A Shares (a)	1,020	29
Lincoln National Corp	423	28		Discovery Communications Inc - C Shares (a)	1,467	41
Marsh & McLennan Cos Inc	68,546	5,081		DISH Network Corp (a)	12,672	817
Progressive Corp/The	244	10		FactSet Research Systems Inc	256	42
XL Group Ltd	657	27		Scripps Networks Interactive Inc	574	43
		$9,564		Sirius XM Holdings Inc	243,133	1,203
Internet - 11.43%				Time Warner Inc	4,206	418
Alphabet Inc - A Shares (a)	33,512	30,983		Twenty-First Century Fox Inc - A Shares	8,244	252
Alphabet Inc - C Shares (a)	1,360	1,232		Twenty-First Century Fox Inc - B Shares	2,515	75
Amazon.com Inc (a)	14,115	13,056		Viacom Inc - A Shares	136	6
CDW Corp/DE	26,193	1,547		Viacom Inc - B Shares	1,942	83
eBay Inc (a)	11,718	392		Walt Disney Co/The	86,052	9,947
Expedia Inc	17,399	2,327				$29,100
F5 Networks Inc (a)	28,483	3,679		Metal Fabrication & Hardware - 0.00%
Facebook Inc (a)	34,714	5,216		Valmont Industries Inc	134	20
GoDaddy Inc (a)	419	16
IAC/InterActiveCorp (a)	423	35		Mining - 0.01%
Liberty Expedia Holdings Inc (a)	147	7		Freeport-McMoRan Inc (a)	2,918	37
Liberty Ventures (a)	137	7

See accompanying notes				267

Schedule of Investments
LargeCap Growth Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining (continued)				Real Estate - 0.01%
Southern Copper Corp	219	$8		CBRE Group Inc (a)	1,861	$67
		$45
Miscellaneous Manufacturers - 2.39%				REITS - 1.35%
3M Co	41,394	8,106		Alexandria Real Estate Equities Inc	63	7
AO Smith Corp	1,012	54		American Tower Corp	3,097	390
AptarGroup Inc	139	11		Boston Properties Inc	118	15
Carlisle Cos Inc	166	17		Care Capital Properties Inc	139	4
Donaldson Co Inc	856	40		Colony NorthStar Inc	1,330	17
General Electric Co	8,182	237		Crown Castle International Corp	1,458	138
Hexcel Corp	663	34		CubeSmart	768	19
Illinois Tool Works Inc	26,906	3,716		Digital Realty Trust Inc	706	81
Ingersoll-Rand PLC	1,563	139		Empire State Realty Trust Inc	546	11
Parker-Hannifin Corp	7,630	1,227		Equinix Inc	318	133
Textron Inc	615	29		Equity LifeStyle Properties Inc	499	40
		$13,610		Equity Residential	50,355	3,252
Office & Business Equipment - 0.00%				Essex Property Trust Inc	174	43
Pitney Bowes Inc	1,285	17		Extra Space Storage Inc	756	57
				Federal Realty Investment Trust	441	58
Oil & Gas - 0.25%				Gaming and Leisure Properties Inc	1,235	43
Apache Corp	1,640	80		Iron Mountain Inc	1,593	55
Cabot Oil & Gas Corp	2,021	47		Lamar Advertising Co	534	39
Cimarex Energy Co	113	13		Life Storage Inc	195	15
Concho Resources Inc (a)	9,215	1,167		Omega Healthcare Investors Inc	478	16
Continental Resources Inc/OK (a)	292	12		Outfront Media Inc	245	6
Devon Energy Corp	317	13		Park Hotels & Resorts Inc	708	18
Diamondback Energy Inc (a)	132	13		Public Storage	679	142
EOG Resources Inc	392	36		Regency Centers Corp	115	7
Murphy USA Inc (a)	176	12		SBA Communications Corp (a)	20,939	2,649
Parsley Energy Inc (a)	149	5		Senior Housing Properties Trust	294	6
Southwestern Energy Co (a)	3,238	24		Simon Property Group Inc	1,960	324
		$1,422		Tanger Factory Outlet Centers Inc	598	19
Oil & Gas Services - 0.19%				Taubman Centers Inc	201	13
Halliburton Co	23,531	1,080		Ventas Inc	1,508	97
						$7,714
Packaging & Containers - 0.06%				Retail - 11.51%
Ball Corp	1,059	82		Advance Auto Parts Inc	446	63
				AutoNation Inc (a)	191	8
Bemis Co Inc	159	7
Berry Global Group Inc (a)	839	42		AutoZone Inc (a)	9,654	6,683
Crown Holdings Inc (a)	897	50		Bed Bath & Beyond Inc	205	8
Graphic Packaging Holding Co	1,675	23		Brinker International Inc	413	18
Owens-Illinois Inc (a)	1,167	26		Burlington Stores Inc (a)	316	31
Packaging Corp of America	620	61		Cabela's Inc (a)	101	6
				CarMax Inc (a)	1,228	72
Sealed Air Corp	1,274	56
Silgan Holdings Inc	286	17		Casey's General Stores Inc	268	30
				Chipotle Mexican Grill Inc (a)	3,998	1,897
		$364
Pharmaceuticals - 3.69%				Coach Inc	41,774	1,645
				Copart Inc (a)	1,390	43
AbbVie Inc	70,944	4,678
ACADIA Pharmaceuticals Inc (a)	580	20		Costco Wholesale Corp	27,439	4,871
Agios Pharmaceuticals Inc (a)	178	9		CVS Health Corp	7,190	593
Akorn Inc (a)	669	22		Darden Restaurants Inc	16,273	1,387
Alkermes PLC (a)	925	54		Dick's Sporting Goods Inc	527	27
Allergan PLC	908	221		Dollar General Corp	1,291	94
				Dollar Tree Inc (a)	67,343	5,574
AmerisourceBergen Corp	1,084	89
Bristol-Myers Squibb Co	43,261	2,425		Domino's Pizza Inc	338	61
Cardinal Health Inc	27,393	1,989		Dunkin' Brands Group Inc	662	37
Eli Lilly & Co	4,475	367		Foot Locker Inc	832	64
Express Scripts Holding Co (a)	29,732	1,824		Gap Inc/The	310	8
Herbalife Ltd (a)	547	35		Genuine Parts Co	903	83
Johnson & Johnson	70,684	8,727		Home Depot Inc/The	67,566	10,547
				Liberty Interactive Corp QVC Group (a)	1,623	34
McKesson Corp	1,030	142
Mead Johnson Nutrition Co	442	39		Lowe's Cos Inc	4,104	348
Mylan NV (a)	981	37		Lululemon Athletica Inc (a)	644	34
Neurocrine Biosciences Inc (a)	518	28		McDonald's Corp	38,811	5,431
				Michaels Cos Inc/The (a)	610	14
Pfizer Inc	1,912	65
Premier Inc (a)	247	8		MSC Industrial Direct Co Inc	172	15
VCA Inc (a)	526	48		Nordstrom Inc	858	41
Zoetis Inc	3,615	203		Nu Skin Enterprises Inc	215	12
				O'Reilly Automotive Inc (a)	19,386	4,811
		$21,030		Panera Bread Co (a)	154	48
Pipelines - 0.02%
				Ross Stores Inc	28,471	1,850
Enbridge Inc	684	28		Sally Beauty Holdings Inc (a)	968	18
ONEOK Inc	1,347	71
Williams Cos Inc/The	520	16		Signet Jewelers Ltd	421	28
				Starbucks Corp	66,276	3,981
		$115
				Target Corp	1,851	103
See accompanying notes				268

Schedule of Investments LargeCap Growth Fund II April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)					Software (continued)
TJX Cos Inc/The	120,209	$9,454			VMware Inc (a)	12,414	$1,169
Tractor Supply Co	848	53					$57,971
Ulta Beauty Inc (a)	381	107			Telecommunications - 1.03%
Urban Outfitters Inc (a)	586	13			Arista Networks Inc (a)	304	42
Walgreens Boots Alliance Inc	2,037	176			ARRIS International PLC (a)	379	10
Wal-Mart Stores Inc	56,988	4,284			CommScope Holding Co Inc (a)	944	40
Wendy's Co/The	1,121	17			LogMeIn Inc	5,492	621
Williams-Sonoma Inc	13,484	729			Motorola Solutions Inc	172	15
Yum China Holdings Inc (a)	2,247	77			T-Mobile US Inc (a)	1,084	73
Yum! Brands Inc	1,596	105			Verizon Communications Inc	109,381	5,021
		$65,633			Zayo Group Holdings Inc (a)	1,004	35
Semiconductors - 3.10%							$5,857
Analog Devices Inc	181	14			Textiles - 0.01%
Applied Materials Inc	71,103	2,888			Mohawk Industries Inc (a)	323	76
ASML Holding NV - NY Reg Shares	10,242	1,350
Broadcom Ltd	17,677	3,903			Toys, Games & Hobbies - 0.02%
Intel Corp	153,280	5,541			Hasbro Inc	737	73
IPG Photonics Corp (a)	217	27			Mattel Inc	2,118	47
KLA-Tencor Corp	1,020	100					$120
Lam Research Corp	1,545	224			Transportation - 2.42%
Marvell Technology Group Ltd	59,423	893			CH Robinson Worldwide Inc	904	66
Maxim Integrated Products Inc	38,995	1,721			Expeditors International of Washington Inc	97,697	5,480
Microchip Technology Inc	1,361	103			FedEx Corp	15,685	2,976
NVIDIA Corp	2,327	243			JB Hunt Transport Services Inc	594	53
ON Semiconductor Corp (a)	552	8			Landstar System Inc	328	28
Qorvo Inc (a)	102	7
					Old Dominion Freight Line Inc	317	28
QUALCOMM Inc	3,430	184			Union Pacific Corp	41,850	4,685
Skyworks Solutions Inc	793	79			United Parcel Service Inc	4,725	508
Texas Instruments Inc	4,606	365					$13,824
Xilinx Inc	585	37			TOTAL COMMON STOCKS		$546,006
		$17,687			INVESTMENT COMPANIES - 4.09%	Shares Held	Value(000	's)
Shipbuilding - 0.01%					Money Market Funds - 4.09%
Huntington Ingalls Industries Inc	270	54			Cash Account Trust - Government & Agency	484,195	484
					Portfolio - Government Cash Managed
Software - 10.17%					First American Government Obligations Fund	8,915,565	8,916
Activision Blizzard Inc	92,480	4,832			Morgan Stanley Institutional Liquidity Funds -	13,924,999	13,925
Adobe Systems Inc (a)	2,232	298
					Government Portfolio
Akamai Technologies Inc (a)	1,019	62
ANSYS Inc (a)	191	21					$23,325
athenahealth Inc (a)	257	25			TOTAL INVESTMENT COMPANIES		$23,325
Atlassian Corp PLC (a)	215	7			Total Investments		$569,331
Autodesk Inc (a)	789	71			Other Assets and Liabilities - 0.15%		$877
Black Knight Financial Services Inc (a)	299	12			TOTAL NET ASSETS - 100.00%		$570,208
Broadridge Financial Solutions Inc	46,933	3,283
Cadence Design Systems Inc (a)	2,046	67
Cerner Corp (a)	26,452	1,713			(a) Non-Income Producing Security
Citrix Systems Inc (a)	48,596	3,933
CommerceHub Inc - Series A (a)	302	5
Donnelley Financial Solutions Inc (a)	337	7			Portfolio Summary (unaudited)
Dun & Bradstreet Corp/The	124	14			Sector		Percent
Electronic Arts Inc (a)	26,229	2,487			Consumer, Non-cyclical		24.44%
Fidelity National Information Services Inc	836	70			Technology		19.39%
First Data Corp (a)	2,213	35			Communications		17.99%
Fiserv Inc (a)	34,153	4,069			Consumer, Cyclical		15.13%
Guidewire Software Inc (a)	474	29			Industrial		9.32%
Inovalon Holdings Inc (a)	614	7			Financial		7.76%
Intuit Inc	2,636	330			Investment Companies		4.09%
Jack Henry & Associates Inc	551	53			Basic Materials		1.27%
Manhattan Associates Inc (a)	526	25			Energy		0.46%
Microsoft Corp	344,273	23,569			Utilities		0.00%
MSCI Inc	565	57			Other Assets and Liabilities		0.15%
Nuance Communications Inc (a)	1,392	25
					TOTAL NET ASSETS		100.00%
Oracle Corp	134,444	6,045
Paychex Inc	4,108	243
PTC Inc (a)	370	20
Red Hat Inc (a)	1,178	104
salesforce.com Inc (a)	34,377	2,961
Splunk Inc (a)	33,592	2,160
SS&C Technologies Holdings Inc	1,055	39
Synopsys Inc (a)	185	14
Tyler Technologies Inc (a)	220	36
Ultimate Software Group Inc/The (a)	178	36
Veeva Systems Inc (a)	717	38

See accompanying notes				269

Schedule of Investments
LargeCap Growth Fund II
April 30, 2017 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
UBS AG	06/30/2017	EUR	24,773	$26	$27		$1	$—
Total							$1	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
UBS AG	06/30/2017	EUR	1,077,262	$1,173	$1,176	$	— $	(3)
Total						$	— $	(3)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; June 2017		Long	203	$24,005	$24,162			$157
Total								$157

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2017 (unaudited)

COMMON STOCKS - 98.67%	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.14%					Beverages - 2.02%
Interpublic Group of Cos Inc/The	101,410	$2,390			Brown-Forman Corp - B Shares	45,680	$2,162
Omnicom Group Inc	60,566	4,974			Coca-Cola Co/The	997,899	43,059
		$7,364			Constellation Brands Inc	44,600	7,695
Aerospace & Defense - 2.29%					Dr Pepper Snapple Group Inc	47,283	4,333
Arconic Inc	113,767	3,109			Molson Coors Brewing Co	47,616	4,566
					Monster Beverage Corp (a)	103,893	4,715
Boeing Co/The	147,099	27,188
General Dynamics Corp	73,491	14,242			PepsiCo Inc	368,575	41,752
Harris Corp	32,142	3,597					$108,282
L3 Technologies Inc	20,091	3,451			Biotechnology - 2.42%
Lockheed Martin Corp	64,477	17,373			Alexion Pharmaceuticals Inc (a)	58,006	7,412
Northrop Grumman Corp	45,089	11,090			Amgen Inc	190,187	31,061
Raytheon Co	75,635	11,739			Biogen Inc (a)	55,756	15,122
Rockwell Collins Inc	41,871	4,359			Celgene Corp (a)	200,908	24,923
TransDigm Group Inc	12,828	3,165			Gilead Sciences Inc	337,547	23,139
United Technologies Corp	193,544	23,030			Illumina Inc (a)	37,781	6,984
		$122,343			Incyte Corp (a)	45,490	5,653
					Regeneron Pharmaceuticals Inc (a)	19,638	7,629
Agriculture - 1.88%
					Vertex Pharmaceuticals Inc (a)	64,158	7,590
Altria Group Inc	500,851	35,951
Archer-Daniels-Midland Co	147,480	6,747					$129,513
Philip Morris International Inc	400,642	44,407			Building Materials - 0.44%
Reynolds American Inc	213,581	13,776			Fortune Brands Home & Security Inc	39,532	2,520
		$100,881			Johnson Controls International plc	242,419	10,077
Airlines - 0.58%					Martin Marietta Materials Inc	16,286	3,586
Alaska Air Group Inc	31,885	2,713			Masco Corp	82,721	3,062
American Airlines Group Inc	130,196	5,549			Vulcan Materials Co	34,180	4,132
Delta Air Lines Inc	188,720	8,575					$23,377
Southwest Airlines Co	158,888	8,933			Chemicals - 1.93%
United Continental Holdings Inc (a)	73,938	5,191			Air Products & Chemicals Inc	56,192	7,895
		$30,961			Albemarle Corp	29,069	3,166
Apparel - 0.57%					CF Industries Holdings Inc	60,201	1,610
Hanesbrands Inc	97,803	2,133			Dow Chemical Co/The	288,268	18,103
Michael Kors Holdings Ltd (a)	41,951	1,566			Eastman Chemical Co	37,830	3,017
NIKE Inc	342,236	18,963			EI du Pont de Nemours & Co	223,274	17,806
Ralph Lauren Corp	14,547	1,174			FMC Corp	34,525	2,528
Under Armour Inc - Class A (a)	47,450	1,020			International Flavors & Fragrances Inc	20,411	2,829
Under Armour Inc - Class C (a)	47,605	924			LyondellBasell Industries NV	85,241	7,225
VF Corp	85,550	4,674			Monsanto Co	113,237	13,204
		$30,454			Mosaic Co/The	90,437	2,435
Automobile Manufacturers - 0.56%					PPG Industries Inc	66,394	7,293
Ford Motor Co	1,008,056	11,563			Praxair Inc	73,618	9,201
General Motors Co	352,030	12,194			Sherwin-Williams Co/The	20,963	7,016
PACCAR Inc	90,618	6,047					$103,328
		$29,804			Commercial Services - 1.49%
Automobile Parts & Equipment - 0.19%					Automatic Data Processing Inc	115,928	12,113
BorgWarner Inc	51,631	2,183			Cintas Corp	22,243	2,724
Delphi Automotive PLC	69,613	5,597			Ecolab Inc	67,802	8,753
Goodyear Tire & Rubber Co/The	64,988	2,354			Equifax Inc	30,963	4,190
					Gartner Inc (a)	23,221	2,649
		$10,134
					Global Payments Inc	39,321	3,215
Banks - 7.56%
					H&R Block Inc	53,487	1,326
Bank of America Corp	2,588,966	60,426
					Moody's Corp	42,868	5,072
Bank of New York Mellon Corp/The	267,920	12,608
					Nielsen Holdings PLC	86,793	3,570
BB&T Corp	208,766	9,015			PayPal Holdings Inc (a)	290,025	13,840
Capital One Financial Corp	124,124	9,977			Quanta Services Inc (a)	39,054	1,384
Citigroup Inc	715,529	42,302
					Robert Half International Inc	33,003	1,520
Citizens Financial Group Inc	131,476	4,826
					S&P Global Inc	66,731	8,955
Comerica Inc	45,415	3,211
					Total System Services Inc	42,615	2,442
Fifth Third Bancorp	193,809	4,735			United Rentals Inc (a)	21,773	2,388
Goldman Sachs Group Inc/The	95,678	21,413			Verisk Analytics Inc (a)	39,950	3,308
Huntington Bancshares Inc/OH	280,428	3,606
					Western Union Co/The	124,192	2,466
JPMorgan Chase & Co	922,452	80,253
KeyCorp	276,955	5,052					$79,915
M&T Bank Corp	39,814	6,188			Computers - 5.52%
Morgan Stanley	371,088	16,094			Accenture PLC - Class A	160,792	19,504
Northern Trust Corp	55,539	4,999			Apple Inc	1,354,908	194,633
PNC Financial Services Group Inc/The	125,548	15,034			Cognizant Technology Solutions Corp	157,179	9,467
Regions Financial Corp	311,255	4,280			CSRA Inc	37,489	1,090
State Street Corp	92,717	7,779			DXC Technology Co	73,280	5,521
SunTrust Banks Inc	126,906	7,210			Hewlett Packard Enterprise Co	429,935	8,010
US Bancorp	411,240	21,088			HP Inc	437,311	8,230
Wells Fargo & Co	1,162,898	62,610			International Business Machines Corp	221,660	35,530
Zions Bancorporation	52,275	2,093			NetApp Inc	69,972	2,788
		$404,799			Seagate Technology PLC	76,228	3,212
					Teradata Corp (a)	33,801	986

See accompanying notes				271

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Computers (continued)				Electronics - 1.28%
Western Digital Corp	74,393	$6,626		Agilent Technologies Inc	83,170	$4,578
		$295,597		Allegion PLC	24,655	1,939
Consumer Products - 0.40%				Amphenol Corp	79,453	5,745
Avery Dennison Corp	23,095	1,922		Corning Inc	239,678	6,915
Church & Dwight Co Inc	65,758	3,257		FLIR Systems Inc	35,210	1,293
Clorox Co/The	33,124	4,428		Fortive Corp	77,739	4,918
Kimberly-Clark Corp	91,871	11,920		Garmin Ltd	29,704	1,510
		$21,527		Honeywell International Inc	196,576	25,779
				Mettler-Toledo International Inc (a)	6,698	3,439
Cosmetics & Personal Care - 1.52%
Colgate-Palmolive Co	227,995	16,425		PerkinElmer Inc	28,352	1,684
Coty Inc	121,553	2,170		TE Connectivity Ltd	91,753	7,099
Estee Lauder Cos Inc/The	57,403	5,002		Waters Corp (a)	20,682	3,514
Procter & Gamble Co/The	660,204	57,655				$68,413
		$81,252		Engineering & Construction - 0.07%
Distribution & Wholesale - 0.16%				Fluor Corp	35,988	1,847
Fastenal Co	74,701	3,338		Jacobs Engineering Group Inc	31,266	1,717
LKQ Corp (a)	79,540	2,485				$3,564
WW Grainger Inc	13,978	2,693		Environmental Control - 0.25%
		$8,516		Republic Services Inc	59,553	3,752
				Stericycle Inc (a)	21,972	1,875
Diversified Financial Services - 3.29%
Affiliated Managers Group Inc	14,643	2,425		Waste Management Inc	104,468	7,603
Alliance Data Systems Corp	14,442	3,605				$13,230
American Express Co	195,511	15,494		Food - 1.62%
Ameriprise Financial Inc	39,784	5,087		Campbell Soup Co	49,956	2,874
BlackRock Inc	31,425	12,085		Conagra Brands Inc	106,772	4,141
CBOE Holdings Inc	23,690	1,952		General Mills Inc	149,786	8,614
Charles Schwab Corp/The	313,725	12,188		Hershey Co/The	36,064	3,902
CME Group Inc	87,713	10,191		Hormel Foods Corp	69,646	2,443
Discover Financial Services	99,563	6,232		JM Smucker Co/The	30,066	3,810
E*TRADE Financial Corp (a)	70,935	2,451		Kellogg Co	65,290	4,636
Franklin Resources Inc	89,055	3,839		Kraft Heinz Co/The	154,018	13,922
Intercontinental Exchange Inc	153,832	9,261		Kroger Co/The	238,621	7,075
Invesco Ltd	104,218	3,433		McCormick & Co Inc/MD	29,351	2,932
Mastercard Inc	243,309	28,302		Mondelez International Inc	394,244	17,753
Nasdaq Inc	29,712	2,046		Sysco Corp	128,347	6,786
Navient Corp	75,152	1,142		Tyson Foods Inc	74,103	4,762
Raymond James Financial Inc	33,024	2,461		Whole Foods Market Inc	82,268	2,992
Synchrony Financial	198,914	5,530				$86,642
T Rowe Price Group Inc	62,861	4,456		Forest Products & Paper - 0.11%
Visa Inc	479,830	43,770		International Paper Co	106,205	5,732
		$175,950
Electric - 2.84%				Gas - 0.23%
AES Corp/VA	170,232	1,925		CenterPoint Energy Inc	111,224	3,173
Alliant Energy Corp	58,799	2,312		NiSource Inc	83,529	2,025
Ameren Corp	62,659	3,427		Sempra Energy	64,702	7,313
American Electric Power Co Inc	126,983	8,613				$12,511
CMS Energy Corp	72,285	3,282		Hand & Machine Tools - 0.15%
Consolidated Edison Inc	78,780	6,246		Snap-on Inc	14,970	2,508
Dominion Resources Inc/VA	162,209	12,560		Stanley Black & Decker Inc	39,404	5,365
DTE Energy Co	46,338	4,846				$7,873
Duke Energy Corp	180,673	14,905		Healthcare - Products - 3.03%
Edison International	84,140	6,729		Abbott Laboratories	446,252	19,475
Entergy Corp	46,328	3,533		Baxter International Inc	125,527	6,989
Eversource Energy	81,835	4,861		Becton Dickinson and Co	54,961	10,276
Exelon Corp	239,289	8,286		Boston Scientific Corp (a)	352,118	9,289
FirstEnergy Corp	114,269	3,421		Cooper Cos Inc/The	12,637	2,532
NextEra Energy Inc	120,752	16,128		CR Bard Inc	18,601	5,719
NRG Energy Inc	81,599	1,379		Danaher Corp	157,553	13,129
PG&E Corp	130,903	8,777		DENTSPLY SIRONA Inc	59,314	3,751
Pinnacle West Capital Corp	28,753	2,447		Edwards Lifesciences Corp (a)	54,876	6,018
PPL Corp	175,539	6,690		Henry Schein Inc (a)	20,452	3,555
Public Service Enterprise Group Inc	130,729	5,759		Hologic Inc (a)	72,127	3,257
SCANA Corp	36,908	2,447		IDEXX Laboratories Inc (a)	22,727	3,812
Southern Co/The	255,936	12,746		Intuitive Surgical Inc (a)	9,484	7,927
WEC Energy Group Inc	81,499	4,932		Medtronic PLC	353,511	29,373
Xcel Energy Inc	130,989	5,901		Patterson Cos Inc	21,239	945
		$152,152		Stryker Corp	79,924	10,899
Electrical Components & Equipment - 0.29%				Thermo Fisher Scientific Inc	100,817	16,668
Acuity Brands Inc	11,386	2,005		Varian Medical Systems Inc (a)	24,137	2,190
AMETEK Inc	59,260	3,390		Zimmer Biomet Holdings Inc	51,934	6,214
Emerson Electric Co	166,586	10,042				$162,018
		$15,437		Healthcare - Services - 2.06%
				Aetna Inc	85,607	11,563

See accompanying notes				272

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)					Lodging - 0.24%
Anthem Inc	68,275	$12,145			Marriott International Inc/MD	81,224	$7,669
Centene Corp (a)	44,425	3,305			Wyndham Worldwide Corp	27,110	2,584
Cigna Corp	66,383	10,380			Wynn Resorts Ltd	20,531	2,526
DaVita Inc (a)	40,204	2,775					$12,779
Envision Healthcare Corp (a)	30,333	1,700			Machinery - Construction & Mining - 0.29%
HCA Holdings Inc (a)	74,561	6,279			Caterpillar Inc	151,458	15,488
Humana Inc	38,562	8,560
Laboratory Corp of America Holdings (a)	26,418	3,703			Machinery - Diversified - 0.55%
Quest Diagnostics Inc	35,507	3,746			Cummins Inc	39,951	6,030
UnitedHealth Group Inc	248,227	43,410			Deere & Co	75,683	8,447
Universal Health Services Inc	23,065	2,785			Flowserve Corp	33,706	1,715
		$110,351			Rockwell Automation Inc	33,210	5,226
Holding Companies - Diversified - 0.04%					Roper Technologies Inc	26,308	5,753
Leucadia National Corp	83,627	2,123			Xylem Inc/NY	46,348	2,383
							$29,554
Home Builders - 0.13%					Media - 3.06%
DR Horton Inc	87,754	2,886			CBS Corp	96,051	6,393
Lennar Corp - A Shares	52,473	2,650			Charter Communications Inc (a)	55,553	19,175
PulteGroup Inc	73,871	1,675			Comcast Corp - Class A	1,222,213	47,899
		$7,211			Discovery Communications Inc - A Shares (a)	39,417	1,134
Home Furnishings - 0.10%					Discovery Communications Inc - C Shares (a)	55,714	1,559
Leggett & Platt Inc	34,539	1,814			DISH Network Corp (a)	58,601	3,776
Whirlpool Corp	19,236	3,572			News Corp - A Shares	98,571	1,254
		$5,386			News Corp - B Shares	30,932	402
Housewares - 0.11%					Scripps Networks Interactive Inc	24,670	1,843
Newell Brands Inc	124,578	5,947			TEGNA Inc	55,449	1,413
					Time Warner Inc	199,970	19,851
Insurance - 4.06%					Twenty-First Century Fox Inc - A Shares	271,757	8,300
Aflac Inc	103,667	7,763			Twenty-First Century Fox Inc - B Shares	125,792	3,756
Allstate Corp/The	94,293	7,665			Viacom Inc - B Shares	89,732	3,819
American International Group Inc	240,320	14,638			Walt Disney Co/The	375,685	43,429
Aon PLC	67,816	8,127					$164,003
Arthur J Gallagher & Co	46,127	2,574			Mining - 0.17%
Assurant Inc	14,367	1,383			Freeport-McMoRan Inc (a)	343,405	4,378
Berkshire Hathaway Inc - Class B (a)	490,488	81,034			Newmont Mining Corp	137,258	4,641
Chubb Ltd	120,286	16,509					$9,019
Cincinnati Financial Corp	38,709	2,791			Miscellaneous Manufacturers - 2.54%
Hartford Financial Services Group Inc/The	96,558	4,670			3M Co	153,967	30,151
Lincoln National Corp	58,160	3,834			Dover Corp	40,158	3,168
Loews Corp	71,286	3,323			Eaton Corp PLC	116,134	8,784
Marsh & McLennan Cos Inc	132,998	9,859			General Electric Co	2,253,157	65,319
MetLife Inc	280,781	14,547			Illinois Tool Works Inc	80,546	11,123
Progressive Corp/The	149,991	5,958			Ingersoll-Rand PLC	67,017	5,948
Prudential Financial Inc	111,046	11,885			Parker-Hannifin Corp	34,422	5,535
Torchmark Corp	28,282	2,169			Pentair PLC	43,179	2,785
Travelers Cos Inc/The	72,228	8,787			Textron Inc	69,749	3,255
Unum Group	59,197	2,743					$136,068
Willis Towers Watson PLC	32,899	4,363			Office & Business Equipment - 0.03%
XL Group Ltd	68,428	2,864			Xerox Corp	220,525	1,586
		$217,486
Internet - 7.49%					Oil & Gas - 4.93%
Alphabet Inc - A Shares (a)	76,730	70,938			Anadarko Petroleum Corp	144,355	8,231
Alphabet Inc - C Shares (a)	76,312	69,136			Apache Corp	98,053	4,769
Amazon.com Inc (a)	102,279	94,607			Cabot Oil & Gas Corp	122,703	2,852
eBay Inc (a)	261,075	8,723			Chesapeake Energy Corp (a)	196,717	1,035
Expedia Inc	31,136	4,163			Chevron Corp	488,889	52,164
F5 Networks Inc (a)	16,731	2,160			Cimarex Energy Co	24,564	2,866
Facebook Inc (a)	608,217	91,385			Concho Resources Inc (a)	38,262	4,846
Netflix Inc (a)	111,153	16,917			ConocoPhillips	319,151	15,291
Priceline Group Inc/The (a)	12,698	23,451			Devon Energy Corp	135,476	5,350
Symantec Corp	159,812	5,055			EOG Resources Inc	148,965	13,779
TripAdvisor Inc (a)	29,163	1,313			EQT Corp	44,762	2,602
VeriSign Inc (a)	22,990	2,044			Exxon Mobil Corp	1,070,828	87,433
Yahoo! Inc (a)	226,688	10,929			Helmerich & Payne Inc	28,036	1,700
		$400,821			Hess Corp	69,480	3,393
Iron & Steel - 0.09%					Marathon Oil Corp	218,787	3,253
Nucor Corp	82,341	5,050			Marathon Petroleum Corp	136,298	6,943
					Murphy Oil Corp	41,849	1,096
Leisure Products & Services - 0.26%					Newfield Exploration Co (a)	51,361	1,778
Carnival Corp	107,935	6,667			Noble Energy Inc	112,462	3,636
Harley-Davidson Inc	45,540	2,587			Occidental Petroleum Corp	197,376	12,147
Royal Caribbean Cruises Ltd	43,268	4,613			Phillips 66	113,926	9,064
		$13,867			Pioneer Natural Resources Co	43,849	7,585

See accompanying notes				273

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)					REITS (continued)
Range Resources Corp	48,579	$1,287			Weyerhaeuser Co	193,427	$6,551
Tesoro Corp	30,211	2,408					$151,150
Transocean Ltd (a)	100,533	1,109			Retail - 5.89%
Valero Energy Corp	116,482	7,526			Advance Auto Parts Inc	19,048	2,707
		$264,143			AutoNation Inc (a)	16,939	711
Oil & Gas Services - 0.93%					AutoZone Inc (a)	7,353	5,090
Baker Hughes Inc	109,839	6,521			Bed Bath & Beyond Inc	38,818	1,504
Halliburton Co	223,883	10,272			Best Buy Co Inc	69,936	3,623
National Oilwell Varco Inc	97,805	3,420			CarMax Inc (a)	48,322	2,827
Schlumberger Ltd	360,028	26,134			Chipotle Mexican Grill Inc (a)	7,430	3,525
TechnipFMC PLC (a)	120,496	3,631			Coach Inc	72,468	2,855
		$49,978			Costco Wholesale Corp	113,355	20,123
Packaging & Containers - 0.17%					CVS Health Corp	264,884	21,837
Ball Corp	45,208	3,476			Darden Restaurants Inc	32,065	2,732
Sealed Air Corp	49,965	2,199			Dollar General Corp	65,637	4,772
WestRock Co	64,666	3,464			Dollar Tree Inc (a)	60,964	5,046
		$9,139			Foot Locker Inc	34,182	2,644
Pharmaceuticals - 6.02%					Gap Inc/The	56,655	1,484
AbbVie Inc	411,626	27,143			Genuine Parts Co	38,318	3,526
Allergan PLC	86,571	21,111			Home Depot Inc/The	314,587	49,107
AmerisourceBergen Corp	42,645	3,499			Kohl's Corp	45,573	1,779
Bristol-Myers Squibb Co	431,975	24,212			L Brands Inc	62,031	3,276
Cardinal Health Inc	81,465	5,913			Lowe's Cos Inc	223,642	18,983
Eli Lilly & Co	250,745	20,576			Macy's Inc	78,533	2,295
Express Scripts Holding Co (a)	156,425	9,595			McDonald's Corp	211,503	29,596
Johnson & Johnson	700,716	86,517			Nordstrom Inc	29,414	1,420
Mallinckrodt PLC (a)	27,058	1,270			O'Reilly Automotive Inc (a)	23,665	5,872
McKesson Corp	54,762	7,573			PVH Corp	20,470	2,068
Mead Johnson Nutrition Co	47,370	4,203			Ross Stores Inc	101,780	6,616
Merck & Co Inc	709,038	44,194			Signet Jewelers Ltd	17,974	1,183
Mylan NV (a)	118,930	4,442			Staples Inc	168,002	1,641
Perrigo Co PLC	37,026	2,738			Starbucks Corp	376,370	22,605
Pfizer Inc (b)	1,537,058	52,137			Target Corp	143,626	8,022
Zoetis Inc	127,048	7,129			Tiffany & Co	27,640	2,533
		$322,252			TJX Cos Inc/The	168,352	13,239
Pipelines - 0.37%					Tractor Supply Co	33,759	2,090
					Ulta Beauty Inc (a)	15,107	4,252
Kinder Morgan Inc/DE	495,809	10,229
ONEOK Inc	54,427	2,863			Walgreens Boots Alliance Inc	220,216	19,057
Williams Cos Inc/The	213,267	6,532			Wal-Mart Stores Inc	388,886	29,236
		$19,624			Yum! Brands Inc	86,810	5,708
Real Estate - 0.05%							$315,584
CBRE Group Inc (a)	77,646	2,781			Savings & Loans - 0.03%
					People's United Financial Inc	81,842	1,430
REITS - 2.82%
Alexandria Real Estate Equities Inc	22,952	2,582			Semiconductors - 3.32%
					Advanced Micro Devices Inc (a)	199,218	2,650
American Tower Corp	110,322	13,894
Apartment Investment & Management Co	40,549	1,774			Analog Devices Inc	93,991	7,162
AvalonBay Communities Inc	35,465	6,733			Applied Materials Inc	278,864	11,325
Boston Properties Inc	39,727	5,030			Broadcom Ltd	103,567	22,869
Crown Castle International Corp	93,108	8,808			Intel Corp	1,220,996	44,139
Digital Realty Trust Inc	41,130	4,723			KLA-Tencor Corp	40,474	3,975
Equinix Inc	20,048	8,374			Lam Research Corp	42,054	6,091
Equity Residential	94,802	6,122			Microchip Technology Inc	55,893	4,224
					Micron Technology Inc (a)	267,696	7,407
Essex Property Trust Inc	16,927	4,138
Extra Space Storage Inc	32,516	2,456			NVIDIA Corp	152,108	15,865
					Qorvo Inc (a)	32,656	2,221
Federal Realty Investment Trust	18,621	2,437
GGP Inc	150,833	3,260			QUALCOMM Inc	381,442	20,499
HCP Inc	120,906	3,790			Skyworks Solutions Inc	47,754	4,763
Host Hotels & Resorts Inc	190,910	3,427			Texas Instruments Inc	258,154	20,441
Iron Mountain Inc	63,338	2,202			Xilinx Inc	64,286	4,057
Kimco Realty Corp	109,917	2,230					$177,688
Macerich Co/The	31,217	1,949			Software - 5.07%
Mid-America Apartment Communities Inc	29,322	2,909			Activision Blizzard Inc	178,629	9,333
					Adobe Systems Inc (a)	128,006	17,120
Prologis Inc	136,702	7,438
Public Storage	38,563	8,074			Akamai Technologies Inc (a)	44,726	2,726
					Autodesk Inc (a)	50,577	4,556
Realty Income Corp	70,012	4,085
Regency Centers Corp	37,712	2,383			CA Inc	80,955	2,658
Simon Property Group Inc	82,593	13,649			Cerner Corp (a)	75,783	4,907
					Citrix Systems Inc (a)	40,377	3,268
SL Green Realty Corp	25,974	2,726
					Electronic Arts Inc (a)	79,608	7,549
UDR Inc	69,016	2,577
Ventas Inc	91,580	5,862			Fidelity National Information Services Inc	84,907	7,148
					Fiserv Inc (a)	55,410	6,602
Vornado Realty Trust	44,454	4,278
Welltower Inc	93,629	6,689			Intuit Inc	62,753	7,857

See accompanying notes				274

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)			Portfolio Summary (unaudited)
Software (continued)				Sector		Percent
Microsoft Corp	1,995,618	$136,620		Consumer, Non-cyclical		22.55%
Oracle Corp	773,985	34,798		Financial		17.81%
Paychex Inc	82,476	4,889		Communications		13.87%
Red Hat Inc (a)	46,042	4,055		Technology		13.85%
salesforce.com Inc (a)	169,126	14,565		Industrial		9.93%
Synopsys Inc (a)	38,865	2,864		Consumer, Cyclical		8.95%
		$271,515		Energy		6.23%
Telecommunications - 3.18%				Utilities		3.14%
AT&T Inc	1,586,047	62,855		Basic Materials		2.30%
CenturyLink Inc	141,151	3,623		Investment Companies		1.32%
Cisco Systems Inc	1,293,268	44,062		Diversified		0.04%
Juniper Networks Inc	98,646	2,966		Other Assets and Liabilities		0.01%
Level 3 Communications Inc (a)	75,446	4,584		TOTAL NET ASSETS		100.00%
Motorola Solutions Inc	42,544	3,658
Verizon Communications Inc	1,052,692	48,329
		$170,077
Textiles - 0.07%
Mohawk Industries Inc (a)	16,284	3,823

Toys, Games & Hobbies - 0.09%
Hasbro Inc	28,889	2,863
Mattel Inc	88,435	1,983
		$4,846
Transportation - 1.61%
CH Robinson Worldwide Inc	36,505	2,654
CSX Corp	239,253	12,164
Expeditors International of Washington Inc	46,515	2,609
FedEx Corp	63,319	12,012
JB Hunt Transport Services Inc	22,421	2,010
Kansas City Southern	27,540	2,480
Norfolk Southern Corp	75,034	8,816
Ryder System Inc	13,807	938
Union Pacific Corp	210,160	23,529
United Parcel Service Inc	177,991	19,127
		$86,339
Water - 0.07%
American Water Works Co Inc	46,023	3,671

TOTAL COMMON STOCKS		$5,282,348
INVESTMENT COMPANIES - 1.32%	Shares Held	Value (000's)
Exchange Traded Funds - 0.15%
iShares Core S&P 500 ETF	33,369	7,994

Money Market Funds - 1.17%
Morgan Stanley Institutional Liquidity Funds -	62,657,442	62,657
Government Portfolio

TOTAL INVESTMENT COMPANIES		$70,651
Total Investments		$5,352,999
Other Assets and Liabilities - 0.01%		$284
TOTAL NET ASSETS - 100.00%		$5,353,283

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,676 or 0.11% of net assets.

Futures Contracts

						Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2017	Long	502		$59,634	$59,751	$117
Total						$117

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Value Fund April 30, 2017 (unaudited)

COMMON STOCKS - 99.59%	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.43%					Insurance (continued)
L3 Technologies Inc	177,600	$30,506			Travelers Cos Inc/The	143,000	$17,397
					Unum Group	811,000	37,574
Agriculture - 0.66%							$214,995
Bunge Ltd	177,400	14,020			Iron & Steel - 0.82%
					Nucor Corp	146,000	8,954
Airlines - 0.64%					Steel Dynamics Inc	236,600	8,551
Copa Holdings SA	116,400	13,551					$17,505
					Lodging - 0.31%
Automobile Parts & Equipment - 2.05%					Extended Stay America Inc	382,700	6,674
Allison Transmission Holdings Inc	811,600	31,393
Lear Corp	84,800	12,097			Machinery - Diversified - 1.37%
		$43,490			Cummins Inc	193,700	29,237
Banks - 15.40%
Bank of America Corp	2,847,400	66,459			Miscellaneous Manufacturers - 2.33%
JPMorgan Chase & Co	1,356,900	118,050			General Electric Co	267,200	7,746
Morgan Stanley	1,276,600	55,366			Parker-Hannifin Corp	260,600	41,905
SunTrust Banks Inc	1,084,600	61,616					$49,651
Wells Fargo & Co	484,400	26,080			Oil & Gas - 9.81%
		$327,571			Chevron Corp	604,000	64,447
Chemicals - 2.51%					EOG Resources Inc	397,100	36,732
Cabot Corp	318,600	19,176			Exxon Mobil Corp	550,800	44,973
Dow Chemical Co/The	544,900	34,220			Nabors Industries Ltd	1,028,000	10,629
		$53,396			Patterson-UTI Energy Inc	511,190	11,065
Computers - 3.91%					Valero Energy Corp	629,700	40,685
Apple Inc	234,500	33,686					$208,531
HP Inc	935,800	17,611			Pharmaceuticals - 5.38%
Leidos Holdings Inc	603,300	31,770			Johnson & Johnson	378,200	46,696
		$83,067			Merck & Co Inc	691,600	43,108
Consumer Products - 0.35%					Pfizer Inc	725,700	24,616
Kimberly-Clark Corp	57,700	7,487					$114,420
					Pipelines - 0.82%
Cosmetics & Personal Care - 0.98%					Kinder Morgan Inc/DE	849,400	17,523
Procter & Gamble Co/The	238,200	20,802
					REITS - 6.68%
Distribution & Wholesale - 0.53%					Annaly Capital Management Inc	1,672,000	19,746
WESCO International Inc (a)	183,400	11,178			Corporate Office Properties Trust	533,000	17,450
					Duke Realty Corp	1,316,300	36,501
Electric - 2.70%					EPR Properties	96,900	7,046
Exelon Corp	1,083,800	37,532			Liberty Property Trust	280,400	11,376
Public Service Enterprise Group Inc	450,400	19,840			Prologis Inc	486,900	26,492
		$57,372			Senior Housing Properties Trust	538,500	11,589
Entertainment - 0.30%					Sun Communities Inc	140,500	11,747
International Game Technology PLC	286,100	6,351					$141,947
					Retail - 6.50%
Environmental Control - 0.55%					Burlington Stores Inc (a)	120,400	11,910
Waste Management Inc	159,500	11,608			CVS Health Corp	611,000	50,371
					Wal-Mart Stores Inc	1,009,000	75,856
Food - 1.45%							$138,137
Ingredion Inc	92,000	11,392			Semiconductors - 1.44%
Tyson Foods Inc (b)	301,000	19,342			Intel Corp	519,500	18,780
		$30,734			Lam Research Corp	81,400	11,791
Gas - 4.00%							$30,571
CenterPoint Energy Inc	1,974,800	56,341			Software - 0.81%
UGI Corp	570,900	28,636			VMware Inc (a)	182,700	17,196
		$84,977
Hand & Machine Tools - 1.17%					Telecommunications - 4.65%
Stanley Black & Decker Inc	183,200	24,943			AT&T Inc	527,900	20,921
					Cisco Systems Inc	2,291,000	78,054
Healthcare - Products - 2.64%							$98,975
Baxter International Inc	513,000	28,564			Transportation - 1.39%
Danaher Corp	331,000	27,582			Norfolk Southern Corp	252,400	29,655
		$56,146
Healthcare - Services - 5.90%					TOTAL COMMON STOCKS		$2,117,596
Aetna Inc	451,300	60,957			INVESTMENT COMPANIES - 0.40%	Shares Held	Value(000	's)
Anthem Inc	309,200	55,004			Money Market Funds - 0.40%
WellCare Health Plans Inc (a)	61,400	9,419			Goldman Sachs Financial Square Funds -	8,491,757	8,492
		$125,380			Government Fund
Insurance - 10.11%
Assured Guaranty Ltd	292,300	11,145			TOTAL INVESTMENT COMPANIES		$8,492
Berkshire Hathaway Inc - Class B (a)	442,800	73,155			Total Investments		$2,126,088
Everest Re Group Ltd	145,400	36,599			Other Assets and Liabilities - 0.01%		$307
Prudential Financial Inc	291,600	31,210			TOTAL NET ASSETS - 100.00%		$2,126,395
Reinsurance Group of America Inc	63,300	7,915
See accompanying notes				276

Schedule of Investments
LargeCap Value Fund
April 30, 2017 (unaudited)

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,426 or 0.30% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	32.19%
Consumer, Non-cyclical	17.36%
Energy	10.63%
Consumer, Cyclical	10.33%
Industrial	8.24%
Utilities	6.70%
Technology	6.16%
Communications	4.65%
Basic Materials	3.33%
Investment Companies	0.40%
Other Assets and Liabilities	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS - 94.96%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 4.12%				Banks (continued)
Arconic Inc	13,703	$375		TCF Financial Corp	5,458	$90
Boeing Co/The	74,525	13,774		US Bancorp	35,959	1,844
General Dynamics Corp	152,826	29,616		Wells Fargo & Co	954,593	51,396
Harris Corp	3,917	438		Western Alliance Bancorp (a)	1,590	76
L3 Technologies Inc	2,440	419		Zions Bancorporation	6,643	266
Orbital ATK Inc	1,960	194				$226,047
Raytheon Co	49,912	7,747		Beverages - 1.51%
Spirit AeroSystems Holdings Inc	2,143	123		Brown-Forman Corp - A Shares	91	4
United Technologies Corp	195,161	23,222		Brown-Forman Corp - B Shares	331	16
		$75,908		Coca-Cola Co/The	21,748	938
Agriculture - 3.21%				Dr Pepper Snapple Group Inc	135,818	12,448
Altria Group Inc	317,047	22,758		Molson Coors Brewing Co	3,783	363
Archer-Daniels-Midland Co	21,312	975		PepsiCo Inc	124,232	14,073
Bunge Ltd	4,152	328				$27,842
Philip Morris International Inc	309,732	34,330		Biotechnology - 0.02%
Reynolds American Inc	11,729	757		Alnylam Pharmaceuticals Inc (a)	305	16
		$59,148		Bio-Rad Laboratories Inc (a)	677	148
Airlines - 0.12%				Juno Therapeutics Inc (a)	191	5
Alaska Air Group Inc	889	76		United Therapeutics Corp (a)	929	117
American Airlines Group Inc	11,692	498				$286
Copa Holdings SA	1,159	135		Building Materials - 1.38%
Delta Air Lines Inc	7,987	363		Armstrong World Industries Inc (a)	1,723	81
JetBlue Airways Corp (a)	9,408	205		Cree Inc (a)	2,338	51
Spirit Airlines Inc (a)	2,364	135		Johnson Controls International plc	597,422	24,835
United Continental Holdings Inc (a)	12,205	857		Lennox International Inc	224	37
		$2,269		Owens Corning	3,837	233
Apparel - 0.69%				USG Corp (a)	3,119	95
Ralph Lauren Corp	1,698	137		Vulcan Materials Co	210	25
VF Corp	230,450	12,590				$25,357
		$12,727		Chemicals - 2.92%
Automobile Manufacturers - 0.19%				Air Products & Chemicals Inc	176,599	24,812
Ford Motor Co	85,972	986		Albemarle Corp	3,543	386
General Motors Co	45,248	1,567		Ashland Global Holdings Inc	1,932	239
PACCAR Inc	12,208	815		Cabot Corp	2,260	136
Tesla Inc (a)	154	48		Celanese Corp	4,310	375
		$3,416		CF Industries Holdings Inc	7,049	188
Automobile Parts & Equipment - 0.04%				Dow Chemical Co/The	36,283	2,279
Allison Transmission Holdings Inc	4,944	191		Eastman Chemical Co	4,738	378
BorgWarner Inc	6,097	258		EI du Pont de Nemours & Co	121,800	9,713
Goodyear Tire & Rubber Co/The	8,029	291		FMC Corp	1,056	77
Lear Corp	503	72		Huntsman Corp	7,112	176
		$812		LyondellBasell Industries NV	8,021	680
Banks - 12.28%				Monsanto Co	3,375	394
Associated Banc-Corp	5,273	131		Mosaic Co/The	10,840	292
Bank of America Corp	1,997,743	46,627		NewMarket Corp	53	25
				Platform Specialty Products Corp (a)	7,050	100
Bank of Hawaii Corp	1,587	129
Bank of New York Mellon Corp/The	23,178	1,091		Praxair Inc	764	95
BankUnited Inc	3,427	121		Sherwin-Williams Co/The	39,190	13,116
BB&T Corp	304,704	13,157		Valvoline Inc	1,857	41
Capital One Financial Corp	19,595	1,575		Versum Materials Inc	1,301	42
Citigroup Inc	370,142	21,882		Westlake Chemical Corp	1,472	92
Citizens Financial Group Inc	22,264	817		WR Grace & Co	1,043	73
Comerica Inc	5,608	397				$53,709
Commerce Bancshares Inc/MO	3,118	171		Coal - 0.01%
				CONSOL Energy Inc (a)	8,368	127
Cullen/Frost Bankers Inc	1,915	181
East West Bancorp Inc	4,824	262
Fifth Third Bancorp	38,105	931		Commercial Services - 1.57%
First Hawaiian Inc	1,471	44		AMERCO	87	32
Goldman Sachs Group Inc/The	12,860	2,878		Aramark	4,561	166
Huntington Bancshares Inc/OH	32,814	422		Booz Allen Hamilton Holding Corp	368,149	13,228
				CoreLogic Inc/United States (a)	1,536	66
JPMorgan Chase & Co	646,469	56,243
KeyCorp	50,189	915		Graham Holdings Co	162	97
M&T Bank Corp	7,579	1,178		H&R Block Inc	6,890	171
				Live Nation Entertainment Inc (a)	2,200	71
Morgan Stanley	48,354	2,097
Northern Trust Corp	7,468	672		LSC Communications Inc	1,237	32
PacWest Bancorp	4,003	198		ManpowerGroup Inc	2,257	228
PNC Financial Services Group Inc/The	73,511	8,803		Moody's Corp	389	46
Popular Inc	3,620	152		Nielsen Holdings PLC	2,579	106
				PayPal Holdings Inc (a)	301,860	14,405
Regions Financial Corp	67,943	934
Signature Bank/New York NY (a)	711	98		Quanta Services Inc (a)	3,673	130
				United Rentals Inc (a)	617	68
State Street Corp	104,360	8,756
SunTrust Banks Inc	23,377	1,328				$28,846
Synovus Financial Corp	4,413	185

See accompanying notes				278

Schedule of Investments
LargeCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Computers - 1.85%				Electric (continued)
Accenture PLC - Class A	106,830	$12,958		PG&E Corp	18,488	$1,240
Amdocs Ltd	216,136	13,237		Pinnacle West Capital Corp	3,751	319
Apple Inc	14,981	2,152		PPL Corp	25,497	972
Dell Technologies Inc Class V (a)	6,026	404		Public Service Enterprise Group Inc	11,189	493
DXC Technology Co	10,727	808		SCANA Corp	4,203	279
Hewlett Packard Enterprise Co	38,219	712		Southern Co/The	21,970	1,094
HP Inc	62,006	1,167		WEC Energy Group Inc	214,762	12,997
International Business Machines Corp	9,536	1,529		Westar Energy Inc	4,812	250
Leidos Holdings Inc	2,307	121		Xcel Energy Inc	21,222	956
NetApp Inc	8,915	355				$44,987
Western Digital Corp	6,242	556		Electrical Components & Equipment - 0.09%
		$33,999		AMETEK Inc	5,953	341
Consumer Products - 0.03%				Emerson Electric Co	19,666	1,185
Avery Dennison Corp	466	39		Energizer Holdings Inc	1,233	73
Clorox Co/The	1,100	147		Hubbell Inc	774	88
Kimberly-Clark Corp	2,872	372				$1,687
		$558		Electronics - 1.64%
Cosmetics & Personal Care - 1.21%				Agilent Technologies Inc	7,475	412
Colgate-Palmolive Co	208,898	15,049		Arrow Electronics Inc (a)	3,034	214
Coty Inc	12,814	229		Avnet Inc	4,141	160
Edgewell Personal Care Co (a)	1,750	125		Corning Inc	21,053	607
Procter & Gamble Co/The	78,430	6,849		FLIR Systems Inc	4,657	171
		$22,252		Fortive Corp	4,934	312
Distribution & Wholesale - 0.01%				Garmin Ltd	3,668	186
WESCO International Inc (a)	1,739	106		Gentex Corp	3,969	82
				Honeywell International Inc	208,049	27,284
Diversified Financial Services - 2.81%				Jabil Circuit Inc	6,646	193
Air Lease Corp	1,780	68		Keysight Technologies Inc (a)	5,781	216
Alliance Data Systems Corp	51,966	12,972		National Instruments Corp	998	35
Ally Financial Inc	14,258	282		PerkinElmer Inc	2,877	171
American Express Co	222,111	17,602		Trimble Inc (a)	1,992	71
Ameriprise Financial Inc	2,257	289				$30,114
BlackRock Inc	2,768	1,064		Energy - Alternate Sources - 0.00%
Charles Schwab Corp/The	5,259	204		First Solar Inc (a)	2,351	69
CME Group Inc	7,478	869
Discover Financial Services	14,118	884		Engineering & Construction - 0.04%
E*TRADE Financial Corp (a)	8,453	292		AECOM (a)	4,762	163
FNF Group	8,474	347		Chicago Bridge & Iron Co NV ADR	3,250	98
Franklin Resources Inc	18,627	803		Fluor Corp	4,482	230
Intercontinental Exchange Inc	229,830	13,836		Jacobs Engineering Group Inc	3,922	215
Invesco Ltd	10,597	349				$706
Lazard Ltd	3,826	164		Entertainment - 0.02%
Legg Mason Inc	3,092	116		Dolby Laboratories Inc	1,922	101
LPL Financial Holdings Inc	2,679	113		Madison Square Garden Co/The (a)	593	120
Nasdaq Inc	3,598	248		Regal Entertainment Group	2,443	54
Navient Corp	10,045	153				$275
OneMain Holdings Inc (a)	2,119	49
				Environmental Control - 0.02%
Raymond James Financial Inc	4,024	300		Republic Services Inc	5,211	328
Santander Consumer USA Holdings Inc (a)	4,343	55
				Waste Management Inc	1,691	123
Synchrony Financial	18,495	514				$451
T Rowe Price Group Inc	1,252	89		Food - 1.56%
TD Ameritrade Holding Corp	1,120	43		Conagra Brands Inc	7,186	279
		$51,705		Flowers Foods Inc	417	8
Electric - 2.44%				General Mills Inc	204,525	11,762
Alliant Energy Corp	7,665	301		Hain Celestial Group Inc/The (a)	755	28
Ameren Corp	7,950	435		Hormel Foods Corp	355,920	12,486
American Electric Power Co Inc	10,896	739		Ingredion Inc	616	76
Avangrid Inc	2,401	104		JM Smucker Co/The	2,562	325
CMS Energy Corp	9,063	412		Kellogg Co	419	30
Consolidated Edison Inc	6,745	535		Kraft Heinz Co/The	11,510	1,040
Dominion Resources Inc/VA	12,775	989		Lamb Weston Holdings Inc	895	37
DTE Energy Co	8,014	838		Mondelez International Inc	33,087	1,490
Duke Energy Corp	22,521	1,858		Pilgrim's Pride Corp	1,479	38
Edison International	12,636	1,011		Pinnacle Foods Inc	3,445	200
Entergy Corp	5,851	446		Post Holdings Inc (a)	790	67
Eversource Energy	7,019	417		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	16,993	—
Exelon Corp	33,978	1,177		Safeway, Inc. - CVR - Property Development	16,993	—
FirstEnergy Corp	13,962	418		Centers (a),(b),(c),(d)
Great Plains Energy Inc	7,498	222		TreeHouse Foods Inc (a)	1,093	96
Hawaiian Electric Industries Inc	4,058	136		Tyson Foods Inc	7,555	486
NextEra Energy Inc	119,060	15,902		Whole Foods Market Inc	7,924	288
NRG Energy Inc	11,792	199				$28,736
OGE Energy Corp	7,138	248

See accompanying notes				279

Schedule of Investments
LargeCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Forest Products & Paper - 0.03%				Insurance (continued)
Domtar Corp	2,347	$93		American Financial Group Inc/OH	2,350	$229
International Paper Co	9,070	490		American International Group Inc	539,792	32,879
		$583		American National Insurance Co	452	53
Gas - 0.12%				AmTrust Financial Services Inc	4,152	67
Atmos Energy Corp	3,423	277		Arch Capital Group Ltd (a)	3,675	356
CenterPoint Energy Inc	14,338	409		Arthur J Gallagher & Co	2,029	113
National Fuel Gas Co	2,683	148		Aspen Insurance Holdings Ltd	2,337	122
NiSource Inc	10,793	262		Assured Guaranty Ltd	4,365	166
Sempra Energy	5,527	625		Athene Holding Ltd (a)	1,200	64
UGI Corp	5,944	298		Axis Capital Holdings Ltd	2,948	194
Vectren Corp	3,107	185		Berkshire Hathaway Inc - Class B (a)	41,898	6,922
		$2,204		Brown & Brown Inc	3,712	159
Hand & Machine Tools - 0.06%				Chubb Ltd	112,793	15,481
Lincoln Electric Holdings Inc	957	85		Cincinnati Financial Corp	4,768	344
Regal Beloit Corp	1,613	127		CNA Financial Corp	1,438	65
Snap-on Inc	592	99		Erie Indemnity Co	375	46
Stanley Black & Decker Inc	5,521	752		Everest Re Group Ltd	1,372	345
		$1,063		First American Financial Corp	3,872	168
Healthcare - Products - 3.99%				Hanover Insurance Group Inc/The	1,555	137
Abbott Laboratories	444,177	19,384		Hartford Financial Services Group Inc/The	8,143	394
Baxter International Inc	13,642	760		Lincoln National Corp	11,716	772
Becton Dickinson and Co	93,600	17,500		Loews Corp	8,925	416
Cooper Cos Inc/The	419	84		Mercury General Corp	1,113	69
Danaher Corp	13,551	1,129		MetLife Inc	35,715	1,850
DENTSPLY SIRONA Inc	7,103	449		Old Republic International Corp	8,610	178
Hill-Rom Holdings Inc	422	32		ProAssurance Corp	1,955	121
Medtronic PLC	388,357	32,269		Progressive Corp/The	27,346	1,086
OPKO Health Inc (a)	846	7		Prudential Financial Inc	17,773	1,902
QIAGEN NV (a)	7,039	212		Reinsurance Group of America Inc	2,143	268
Teleflex Inc	1,153	239		RenaissanceRe Holdings Ltd	1,454	207
Thermo Fisher Scientific Inc	6,503	1,075		Torchmark Corp	3,885	298
VWR Corp (a)	2,846	80		Travelers Cos Inc/The	12,698	1,545
Zimmer Biomet Holdings Inc	1,917	229		Unum Group	7,722	358
		$73,449		Validus Holdings Ltd	2,722	151
				Voya Financial Inc	6,289	235
Healthcare - Services - 3.76%
Aetna Inc	100,794	13,614		WR Berkley Corp	3,263	222
Anthem Inc	154,765	27,531		XL Group Ltd	272,213	11,393
Centene Corp (a)	1,634	122				$81,900
Cigna Corp	93,337	14,595		Internet - 0.84%
DaVita Inc (a)	3,202	221		Alphabet Inc - A Shares (a)	15,045	13,909
HCA Holdings Inc (a)	3,211	270		IAC/InterActiveCorp (a)	697	58
				Liberty Expedia Holdings Inc (a)	1,630	79
Humana Inc	352	78
Laboratory Corp of America Holdings (a)	1,855	260		Liberty Ventures (a)	2,173	117
LifePoint Health Inc (a)	1,414	88		Pandora Media Inc (a)	1,100	12
MEDNAX Inc (a)	1,120	68		Symantec Corp	11,634	368
				Yahoo! Inc (a)	19,187	925
Quest Diagnostics Inc	4,426	467
Quintiles IMS Holdings Inc (a)	1,033	87		Yelp Inc (a)	889	31
UnitedHealth Group Inc	66,052	11,551				$15,499
Universal Health Services Inc	2,114	255		Iron & Steel - 0.07%
WellCare Health Plans Inc (a)	258	40		Nucor Corp	13,207	810
		$69,247		Reliance Steel & Aluminum Co	2,445	193
Holding Companies - Diversified - 0.02%				Steel Dynamics Inc	6,774	245
Leucadia National Corp	10,776	274		United States Steel Corp	5,470	122
						$1,370
Home Builders - 0.04%				Leisure Products & Services - 0.80%
CalAtlantic Group Inc	2,321	84		Brunswick Corp/DE	808	46
DR Horton Inc	5,207	171		Carnival Corp	226,412	13,986
				Norwegian Cruise Line Holdings Ltd (a)	4,638	250
Lennar Corp - A Shares	2,927	148
Lennar Corp - B Shares	656	28		Royal Caribbean Cruises Ltd	3,707	395
PulteGroup Inc	7,511	170				$14,677
Toll Brothers Inc	2,994	108		Lodging - 0.05%
		$709		Choice Hotels International Inc	649	41
				Hilton Grand Vacations Inc (a)	526	17
Home Furnishings - 0.02%
Whirlpool Corp	2,055	382		Hilton Worldwide Holdings Inc	898	53
				Hyatt Hotels Corp (a)	1,066	59
Housewares - 0.00%				Marriott International Inc/MD	3,705	350
Scotts Miracle-Gro Co/The	385	37		MGM Resorts International	13,167	404
				Wynn Resorts Ltd	258	32
Insurance - 4.45%						$956
Aflac Inc	18,549	1,389		Machinery - Construction & Mining - 0.08%
Alleghany Corp (a)	487	297		Caterpillar Inc	12,347	1,262
Allied World Assurance Co Holdings AG	3,127	166		Oshkosh Corp	2,563	178
Allstate Corp/The	8,273	673				$1,440

See accompanying notes				280

Schedule of Investments
LargeCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Machinery - Diversified - 0.16%				Oil & Gas (continued)
AGCO Corp	2,382	$152		Ensco PLC	12,299	$97
Cummins Inc	6,212	938		EOG Resources Inc	139,808	12,932
Deere & Co	8,908	994		EQT Corp	5,295	308
IDEX Corp	368	39		Exxon Mobil Corp	133,405	10,893
Rockwell Automation Inc	2,224	350		Helmerich & Payne Inc	3,288	199
Roper Technologies Inc	2,302	503		Hess Corp	8,557	418
Zebra Technologies Corp (a)	539	51		HollyFrontier Corp	5,815	164
		$3,027		Laredo Petroleum Inc (a)	5,980	77
Media - 1.65%				Marathon Oil Corp	26,740	398
Comcast Corp - Class A	367,418	14,399		Marathon Petroleum Corp	11,631	592
Discovery Communications Inc - A Shares (a)	818	24		Murphy Oil Corp	5,446	143
Discovery Communications Inc - C Shares (a)	1,180	33		Murphy USA Inc (a)	550	38
DISH Network Corp (a)	1,744	112		Nabors Industries Ltd	10,588	109
John Wiley & Sons Inc	1,624	86		Noble Corp PLC	10,015	48
Liberty Broadband Corp - A Shares (a)	942	85		Noble Energy Inc	25,737	832
Liberty Broadband Corp - C Shares (a)	3,239	295		Occidental Petroleum Corp	304,156	18,718
Liberty Media Corp-Liberty SiriusXM - A	3,190	122		Parsley Energy Inc (a)	6,731	201
Shares (a)				Patterson-UTI Energy Inc	6,077	132
Liberty Media Corp-Liberty SiriusXM - C	5,955	226		PBF Energy Inc	4,504	101
Shares (a)				Phillips 66	201,735	16,050
News Corp - A Shares	12,460	158		Pioneer Natural Resources Co	3,597	622
TEGNA Inc	7,286	186		QEP Resources Inc (a)	7,654	90
Thomson Reuters Corp	9,509	432		Range Resources Corp	6,510	172
Time Warner Inc	9,469	940		Rice Energy Inc (a)	5,546	118
Twenty-First Century Fox Inc - A Shares	427,980	13,070		Rowan Cos PLC (a)	5,534	78
Twenty-First Century Fox Inc - B Shares	3,982	119		RSP Permian Inc (a)	257,795	9,809
Viacom Inc - A Shares	426	19		Tesoro Corp	3,946	315
Viacom Inc - B Shares	889	38		Transocean Ltd (a)	12,735	140
		$30,344		Valero Energy Corp	25,079	1,620
				Whiting Petroleum Corp (a)	8,090	67
Metal Fabrication & Hardware - 0.01%
				WPX Energy Inc (a)	12,708	152
Timken Co/The	2,652	128
Valmont Industries Inc	295	45				$161,953
		$173		Oil & Gas Services - 0.78%
Mining - 0.05%				Baker Hughes Inc	9,691	575
				Dril-Quip Inc (a)	1,613	83
Alcoa Corp	5,029	170
Freeport-McMoRan Inc (a)	22,958	293		Frank's International NV	1,502	14
Newmont Mining Corp	11,756	397		Halliburton Co	235,544	10,807
Southern Copper Corp	1,713	60		National Oilwell Varco Inc	12,046	421
		$920		Oceaneering International Inc	3,857	102
Miscellaneous Manufacturers - 0.48%				RPC Inc	3,276	60
Carlisle Cos Inc	1,444	146		Schlumberger Ltd	30,829	2,238
Colfax Corp (a)	3,461	140		Superior Energy Services Inc (a)	5,396	65
Crane Co	1,754	140				$14,365
Donaldson Co Inc	833	39		Packaging & Containers - 0.04%
Dover Corp	4,873	384		Graphic Packaging Holding Co	4,299	58
Eaton Corp PLC	16,370	1,238		Sonoco Products Co	3,491	183
General Electric Co	155,635	4,512		WestRock Co	7,964	427
Ingersoll-Rand PLC	6,364	565				$668
ITT Inc	3,014	127		Pharmaceuticals - 8.86%
Parker-Hannifin Corp	5,389	867		Allergan PLC	3,024	737
Pentair PLC	5,239	338		Cardinal Health Inc	214,389	15,563
Textron Inc	5,759	269		Express Scripts Holding Co (a)	272,157	16,694
Trinity Industries Inc	4,994	134		Johnson & Johnson	410,804	50,722
		$8,899		Mallinckrodt PLC (a)	3,531	166
Office & Business Equipment - 0.01%				Mead Johnson Nutrition Co	2,639	234
Xerox Corp	32,799	236		Merck & Co Inc	338,985	21,129
				Mylan NV (a)	9,684	362
Oil & Gas - 8.80%				Perrigo Co PLC	4,294	318
Anadarko Petroleum Corp	12,370	705		Pfizer Inc	793,134	26,903
Antero Resources Corp (a)	5,813	123		Premier Inc (a)	1,634	55
Apache Corp	2,582	126		Sanofi ADR	358,316	16,948
BP PLC ADR	677,580	23,255		Teva Pharmaceutical Industries Ltd ADR	419,423	13,245
Cabot Oil & Gas Corp	4,487	104				$163,076
Chesapeake Energy Corp (a)	19,322	102		Pipelines - 0.14%
Chevron Corp	337,009	35,959		Kinder Morgan Inc/DE	90,312	1,863
Cimarex Energy Co	2,496	291		Targa Resources Corp	5,798	320
Concho Resources Inc (a)	3,106	393		Williams Cos Inc/The	13,750	421
ConocoPhillips	492,556	23,598				$2,604
Continental Resources Inc/OK (a)	1,867	79		Real Estate - 0.01%
Devon Energy Corp	28,871	1,140		Jones Lang LaSalle Inc	1,348	155
Diamond Offshore Drilling Inc (a)	3,256	47
Diamondback Energy Inc (a)	2,237	223		REITS - 2.18%
Energen Corp (a)	3,360	175		AGNC Investment Corp	11,332	239

See accompanying notes				281

Schedule of Investments
LargeCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Retail (continued)
Alexandria Real Estate Equities Inc	2,420	$272		Coach Inc	7,134	$281
American Campus Communities Inc	4,443	211		CST Brands Inc	2,461	119
American Homes 4 Rent	6,268	145		CVS Health Corp	500,586	41,268
Annaly Capital Management Inc	32,990	390		Dick's Sporting Goods Inc	764	39
Apartment Investment & Management Co	5,315	233		Dillard's Inc	655	36
Apple Hospitality REIT Inc	6,500	122		Foot Locker Inc	680	53
AvalonBay Communities Inc	5,031	955		GameStop Corp	3,384	77
Boston Properties Inc	5,011	634		Gap Inc/The	6,751	177
Brixmor Property Group Inc	7,127	141		Genuine Parts Co	412	38
Camden Property Trust	2,908	239		Home Depot Inc/The	87,000	13,581
Care Capital Properties Inc	3,270	88		Kohl's Corp	5,388	210
Chimera Investment Corp	6,983	142		Lowe's Cos Inc	201,052	17,065
Colony NorthStar Inc	12,235	160		Macy's Inc	9,470	277
Columbia Property Trust Inc	4,723	106		Michaels Cos Inc/The (a)	1,116	26
Corporate Office Properties Trust	3,471	114		MSC Industrial Direct Co Inc	1,049	94
Crown Castle International Corp	888	84		Nu Skin Enterprises Inc	1,096	60
DCT Industrial Trust Inc	3,221	163		Penske Automotive Group Inc	1,448	69
DDR Corp	10,461	113		PVH Corp	2,556	258
Digital Realty Trust Inc	1,043	120		Signet Jewelers Ltd	254	17
Douglas Emmett Inc	4,993	188		Staples Inc	21,062	206
Duke Realty Corp	11,444	317		Target Corp	169,898	9,488
Empire State Realty Trust Inc	2,561	53		Tiffany & Co	3,480	319
EPR Properties	2,243	163		Urban Outfitters Inc (a)	831	19
Equity Commonwealth (a)	4,568	146		Walgreens Boots Alliance Inc	22,655	1,960
Equity Residential	7,879	509		Wal-Mart Stores Inc	47,868	3,599
Essex Property Trust Inc	1,913	468		Wendy's Co/The	3,722	55
GGP Inc	17,422	377		World Fuel Services Corp	2,867	106
HCP Inc	10,297	323				$90,277
Healthcare Trust of America Inc	1,784	57		Savings & Loans - 0.02%
Highwoods Properties Inc	3,486	177		New York Community Bancorp Inc	14,963	199
Hospitality Properties Trust	5,698	181		People's United Financial Inc	11,119	194
Host Hotels & Resorts Inc	23,071	414				$393
Kilroy Realty Corp	3,235	228		Semiconductors - 3.32%
Kimco Realty Corp	12,726	258		Analog Devices Inc	7,430	566
Liberty Property Trust	5,105	207		Applied Materials Inc	14,114	573
Macerich Co/The	4,336	271		Intel Corp	132,514	4,790
MFA Financial Inc	14,489	120		IPG Photonics Corp (a)	368	47
Mid-America Apartment Communities Inc	3,672	364		Lam Research Corp	58,740	8,509
National Retail Properties Inc	4,947	209		Micron Technology Inc (a)	22,899	634
Omega Healthcare Investors Inc	4,078	135		ON Semiconductor Corp (a)	13,063	185
Outfront Media Inc	4,373	114		Qorvo Inc (a)	3,702	252
Paramount Group Inc	6,017	99		QUALCOMM Inc	426,439	22,917
Piedmont Office Realty Trust Inc	5,487	120		Skyworks Solutions Inc	332	33
Prologis Inc	18,809	1,023		Teradyne Inc	6,994	247
Public Storage	57,524	12,044		Texas Instruments Inc	279,659	22,143
Rayonier Inc	4,185	118		Xilinx Inc	3,837	242
Realty Income Corp	5,997	350				$61,138
Regency Centers Corp	4,063	257		Shipbuilding - 0.00%
Retail Properties of America Inc	8,814	118		Huntington Ingalls Industries Inc	358	72
SBA Communications Corp (a)	992	126
Senior Housing Properties Trust	7,512	162		Software - 3.93%
Simon Property Group Inc	69,732	11,523		Akamai Technologies Inc (a)	828	50
SL Green Realty Corp	3,035	318		Allscripts Healthcare Solutions Inc (a)	6,486	78
Spirit Realty Capital Inc	16,812	158		ANSYS Inc (a)	2,087	230
Starwood Property Trust Inc	8,767	199		Autodesk Inc (a)	826	74
STORE Capital Corp	5,520	132		CA Inc	9,358	307
Sun Communities Inc	2,311	193		CommerceHub Inc - Series A (a)	1,008	16
Tanger Factory Outlet Centers Inc	1,009	32		CommerceHub Inc - Series C (a)	1,351	22
Taubman Centers Inc	1,100	69		Dun & Bradstreet Corp/The	758	83
Two Harbors Investment Corp	13,030	130		Fidelity National Information Services Inc	3,087	260
UDR Inc	8,718	326		Microsoft Corp	398,000	27,247
Uniti Group Inc	3,753	103		Nuance Communications Inc (a)	2,595	46
Ventas Inc	5,108	327		Oracle Corp	962,263	43,264
Vornado Realty Trust	6,897	664		PTC Inc (a)	2,003	108
Weingarten Realty Investors	4,125	135		SS&C Technologies Holdings Inc	805	30
Welltower Inc	7,899	564		Synopsys Inc (a)	4,373	322
Weyerhaeuser Co	22,565	764		VMware Inc (a)	1,913	180
WP Carey Inc	3,485	218				$72,317
		$40,222		Telecommunications - 3.41%
Retail - 4.90%				ARRIS International PLC (a)	4,641	121
AutoNation Inc (a)	1,301	55
				AT&T Inc	854,964	33,882
Bed Bath & Beyond Inc	4,307	167		CenturyLink Inc	17,095	439
Best Buy Co Inc	8,715	451		Cisco Systems Inc	155,445	5,296
Burlington Stores Inc (a)	1,079	107
See accompanying notes				282

		Schedule of Investments
		LargeCap Value Fund III
		April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications (continued)
EchoStar Corp (a)	1,683	$97
Juniper Networks Inc	12,171	366
Level 3 Communications Inc (a)	6,430	391
Motorola Solutions Inc	4,620	397
Sprint Corp (a)	27,475	248
Telephone & Data Systems Inc	3,356	92
T-Mobile US Inc (a)	2,401	161
Verizon Communications Inc	461,887	21,205
		$62,695
Textiles - 0.01%
Mohawk Industries Inc (a)	895	210

Transportation - 2.07%
CSX Corp	32,787	1,667
Expeditors International of Washington Inc	2,029	114
FedEx Corp	64,300	12,198
Genesee & Wyoming Inc (a)	1,844	125
Kansas City Southern	3,320	299
Kirby Corp (a)	1,666	117
Norfolk Southern Corp	64,143	7,536
Old Dominion Freight Line Inc	970	86
Union Pacific Corp	142,828	15,991
		$38,133
Water - 0.02%
American Water Works Co Inc	5,504	439

TOTAL COMMON STOCKS		$1,748,245
INVESTMENT COMPANIES - 4.64%	Shares Held	Value(000	's)
Money Market Funds - 4.64%
Cash Account Trust - Government & Agency	2,557,520	2,557
Portfolio - Government Cash Managed
First American Government Obligations Fund	33,094,057	33,094
Goldman Sachs Financial Square Funds -	49,774,904	49,775
Government Fund
		$85,426
TOTAL INVESTMENT COMPANIES		$85,426
Total Investments		$1,833,671
Other Assets and Liabilities - 0.40%		$7,454
TOTAL NET ASSETS - 100.00%		$1,841,125

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	25.72%
Financial	21.75%
Industrial	10.19%
Energy	9.73%
Technology	9.11%
Consumer, Cyclical	6.89%
Communications	5.90%
Investment Companies	4.64%
Basic Materials	3.07%
Utilities	2.58%
Diversified	0.02%
Other Assets and Liabilities	0.40%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value		Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/13/2015	$1		$—	0.00%
Centers
Total					0.00%

Amounts in thousands

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2017	Long	741	$87,319	$88,198	$879
Total					$879
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments MidCap Fund April 30, 2017 (unaudited)

COMMON STOCKS - 99.91%	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.22%					Internet (continued)
TransDigm Group Inc	1,759,901	$434,220			VeriSign Inc (a)	2,373,200	$211,025
							$419,064
Banks - 1.14%					Machinery - Diversified - 2.11%
M&T Bank Corp	991,554	154,097			Roper Technologies Inc	1,301,583	284,656

Beverages - 0.40%					Media - 5.95%
Brown-Forman Corp - B Shares	1,147,146	54,283			Liberty Broadband Corp - A Shares (a)	786,215	70,704
					Liberty Broadband Corp - C Shares (a)	2,564,978	233,823
Building Materials - 1.76%					Liberty Global PLC - A Shares (a)	914,271	32,384
Martin Marietta Materials Inc	930,113	204,801			Liberty Global PLC - C Shares (a)	6,188,131	214,171
Vulcan Materials Co	267,685	32,358			Liberty Media Corp-Liberty Braves - A Shares	148,589	3,690
					(a)
		$237,159
Chemicals - 3.58%					Liberty Media Corp-Liberty Braves - C Shares	668,493	16,391
					(a)
Air Products & Chemicals Inc	1,926,798	270,715
Axalta Coating Systems Ltd (a)	1,667,095	52,297			Liberty Media Corp-Liberty Formula One - A	364,290	12,353
Sherwin-Williams Co/The	477,967	159,966			Shares (a)
		$482,978			Liberty Media Corp-Liberty Formula One - C	1,098,456	38,468
Commercial Services - 13.13%					Shares (a)
AMERCO	149,598	56,018			Liberty Media Corp-Liberty SiriusXM - A	1,152,855	43,924
Brookfield Business Partners LP	389,635	10,310			Shares (a)
CDK Global Inc	1,392,929	90,554			Liberty Media Corp-Liberty SiriusXM - C	3,610,281	137,155
Ecolab Inc	589,700	76,124			Shares (a)
IHS Markit Ltd (a)	4,493,541	195,020					$803,063
KAR Auction Services Inc	3,225,996	140,718			Miscellaneous Manufacturers - 1.90%
Live Nation Entertainment Inc (a)	3,401,305	109,386			Colfax Corp (a),(b)	6,331,417	256,232
Macquarie Infrastructure Corp	1,850,597	150,583
Moody's Corp	3,283,299	388,480			Private Equity - 1.26%
Robert Half International Inc	838,105	38,595			KKR & Co LP	2,908,616	55,205
S&P Global Inc	2,141,840	287,414			Onex Corp	1,587,527	114,649
Verisk Analytics Inc (a)	2,754,441	228,095					$169,854
		$1,771,297			Real Estate - 7.59%
Distribution & Wholesale - 0.95%					Brookfield Asset Management Inc	17,631,352	651,479
Fastenal Co	1,526,709	68,213			Brookfield Property Partners LP	2,285,204	51,074
HD Supply Holdings Inc (a)	1,491,093	60,091			CBRE Group Inc (a)	6,201,340	222,070
		$128,304			Howard Hughes Corp/The (a)	809,754	99,689
Diversified Financial Services - 2.13%							$1,024,312
FNF Group	7,017,689	287,374			REITS - 5.90%
					Equinix Inc	374,364	156,372
Electric - 2.36%					Forest City Realty Trust Inc	5,528,613	124,946
Brookfield Infrastructure Partners LP	6,648,435	261,749			SBA Communications Corp (a)	4,065,892	514,295
Brookfield Renewable Partners LP	1,845,116	56,221					$795,613
		$317,970			Retail - 14.50%
Electronics - 0.65%					AutoZone Inc (a)	326,117	225,735
Sensata Technologies Holding NV (a)	2,118,685	87,248			CarMax Inc (a)	5,914,054	345,972
					Copart Inc (a)	4,766,814	147,295
Healthcare - Products - 3.50%					Dollar General Corp	926,940	67,398
CR Bard Inc	765,604	235,408			Dollar Tree Inc (a)	3,333,067	275,878
DENTSPLY SIRONA Inc	3,744,769	236,819			O'Reilly Automotive Inc (a)	1,095,678	271,892
		$472,227			Restaurant Brands International Inc	6,159,819	345,997
Healthcare - Services - 1.01%					Ross Stores Inc	4,242,550	275,766
DaVita Inc (a)	1,967,954	135,809					$1,955,933
					Semiconductors - 1.42%
Holding Companies - Diversified - 0.67%					Microchip Technology Inc	2,528,860	191,131
Leucadia National Corp	3,562,788	90,459
					Software - 5.17%
Home Builders - 1.03%					Autodesk Inc (a)	3,248,680	292,609
Lennar Corp - A Shares	1,693,603	85,527			Fidelity National Information Services Inc	2,397,562	201,851
NVR Inc (a)	25,450	53,731			Intuit Inc	1,295,667	162,230
		$139,258			MSCI Inc	414,936	41,626
Insurance - 12.67%							$698,316
Alleghany Corp (a)	82,839	50,590			Telecommunications - 1.35%
Aon PLC	3,966,684	475,367			EchoStar Corp (a)	621,151	35,753
Arch Capital Group Ltd (a)	1,358,160	131,701			Motorola Solutions Inc	1,703,009	146,408
Brown & Brown Inc	2,587,994	111,025					$182,161
Loews Corp	4,157,236	193,810			Textiles - 1.46%
Markel Corp (a)	454,059	440,256			Mohawk Industries Inc (a)	837,384	196,609
Progressive Corp/The	3,006,486	119,418
White Mountains Insurance Group Ltd	113,036	97,091			TOTAL COMMON STOCKS		$13,478,884
Willis Towers Watson PLC	678,626	89,999
		$1,709,257
Internet - 3.10%
Liberty Expedia Holdings Inc (a)	1,616,478	78,092
Liberty Ventures (a)	2,413,120	129,947
See accompanying notes				285

Schedule of Investments
MidCap Fund
April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 0.15%	Shares Held		Value(000	's)
Money Market Funds - 0.15%
Goldman Sachs Financial Square Funds -	19,610,017		$19,611
Government Fund

TOTAL INVESTMENT COMPANIES			$19,611
Total Investments			$13,498,495
Other Assets and Liabilities - (0.06)%			$(7,833)
TOTAL NET ASSETS - 100.00%			$13,490,662

(a) Non-Income Producing Security
(b)		Affiliated Security as defined by the Investment Company Act of 1940 (the
Fund controls 5.0% or more of the outstanding voting shares of the security). Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector				Percent
Financial				30.69%
Consumer, Non-cyclical				18.04%
Consumer, Cyclical				17.94%
Communications				10.40%
Industrial				9.64%
Technology				6.59%
Basic Materials				3.58%
Utilities				2.36%
Diversified				0.67%
Investment Companies				0.15%
Other Assets and Liabilities				(0.06)%
TOTAL NET ASSETS			100.00%

	October 31,	October 31,							April 30,	April 30,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	2017	2017
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
	6,242,338	$272,915		255,960	$9,845	166,881		$6,332	6,331,417	$273,932
Colfax Corp		$272,915			$9,845			$6,332		$273,932

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Colfax Corp	$		—			$(2,496)	$			—
	$		—			$(2,496)	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments MidCap Growth Fund April 30, 2017 (unaudited)

COMMON STOCKS - 99.39%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 1.23%				Machinery - Diversified - 4.51%
Southwest Airlines Co	31,510	$1,772		Deere & Co	15,774	$1,760
				Middleby Corp/The (a)	24,301	3,308
Banks - 3.22%				Rockwell Automation Inc	9,226	1,452
Comerica Inc	30,771	2,176				$6,520
Zions Bancorporation	61,835	2,475		Media - 1.12%
		$4,651		Viacom Inc - B Shares	38,215	1,626
Biotechnology - 3.73%
BioMarin Pharmaceutical Inc (a)	16,194	1,552		Metal Fabrication & Hardware - 1.11%
Illumina Inc (a)	12,500	2,311		Timken Co/The	33,407	1,612
Vertex Pharmaceuticals Inc (a)	13,000	1,538
		$5,401		Miscellaneous Manufacturers - 3.95%
				Colfax Corp (a)	50,121	2,028
Chemicals - 5.84%
Albemarle Corp	30,242	3,294		John Bean Technologies Corp	20,009	1,774
Celanese Corp	22,802	1,985		Parker-Hannifin Corp	11,891	1,912
FMC Corp	23,193	1,698				$5,714
Olin Corp	45,629	1,466		Oil & Gas - 1.70%
		$8,443		Pioneer Natural Resources Co	14,232	2,462
Commercial Services - 8.26%
Booz Allen Hamilton Holding Corp	99,835	3,587		Pharmaceuticals - 2.78%
				DexCom Inc (a)	20,055	1,564
Brink's Co/The	37,300	2,290
Cintas Corp	15,296	1,873		Zoetis Inc	43,776	2,456
MarketAxess Holdings Inc	7,240	1,394				$4,020
TransUnion (a)	69,996	2,802		Retail - 7.77%
		$11,946		Burlington Stores Inc (a)	31,751	3,141
				Chipotle Mexican Grill Inc (a)	1,500	712
Diversified Financial Services - 1.80%
Stifel Financial Corp (a)	53,321	2,606		Restaurant Brands International Inc	32,244	1,811
				Ulta Beauty Inc (a)	14,299	4,024
				Yum China Holdings Inc (a)	45,300	1,546
Electrical Components & Equipment - 4.87%
AMETEK Inc	45,809	2,620				$11,234
Energizer Holdings Inc	37,383	2,214		Semiconductors - 8.88%
Universal Display Corp	24,744	2,211		Applied Materials Inc	105,301	4,276
		$7,045		Microchip Technology Inc	26,000	1,965
				Micron Technology Inc (a)	119,648	3,311
Electronics - 1.76%
Trimble Inc (a)	71,984	2,550		Microsemi Corp (a)	39,085	1,835
				Teradyne Inc	41,200	1,453
Engineering & Construction - 0.99%						$12,840
Dycom Industries Inc (a)	13,600	1,437		Software - 7.72%
				2U Inc (a)	35,100	1,594
Entertainment - 1.59%				Electronic Arts Inc (a)	25,475	2,416
Vail Resorts Inc	11,606	2,294		ServiceNow Inc (a)	53,159	5,022
				Take-Two Interactive Software Inc (a)	34,022	2,138
Hand & Machine Tools - 1.63%						$11,170
Kennametal Inc	56,651	2,356		Telecommunications - 2.27%
				CommScope Holding Co Inc (a)	77,985	3,278
Healthcare - Products - 6.47%
IDEXX Laboratories Inc (a)	27,437	4,602		Textiles - 1.76%
Intuitive Surgical Inc (a)	1,800	1,505		Mohawk Industries Inc (a)	10,836	2,544
Nevro Corp (a)	16,273	1,533
NuVasive Inc (a)	23,608	1,712		TOTAL COMMON STOCKS		$143,754
		$9,352		INVESTMENT COMPANIES - 1.99%	Shares Held	Value(000	's)
Healthcare - Services - 2.23%				Money Market Funds - 1.99%
WellCare Health Plans Inc (a)	21,055	3,230		Goldman Sachs Financial Square Funds -	2,882,232	2,882
				Government Fund
Home Builders - 1.22%
DR Horton Inc	53,736	1,767		TOTAL INVESTMENT COMPANIES		$2,882
				Total Investments		$146,636
Internet - 2.32%				Other Assets and Liabilities - (1.38)%		$(1,991)
Expedia Inc	24,755	3,310		TOTAL NET ASSETS - 100.00%		$144,645
Trivago NV ADR(a)	2,833	49
		$3,359
Leisure Products & Services - 4.97%				(a) Non-Income Producing Security
Brunswick Corp/DE	32,804	1,862
Norwegian Cruise Line Holdings Ltd (a)	33,530	1,808
Royal Caribbean Cruises Ltd	33,007	3,518
		$7,188
Lodging - 2.17%
Extended Stay America Inc	84,900	1,481
Wynn Resorts Ltd	13,500	1,660
		$3,141
Machinery - Construction & Mining - 1.52%
Terex Corp	62,768	2,196

See accompanying notes

Schedule of Investments
MidCap Growth Fund
April 30, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	23.47%
Consumer, Cyclical	20.71%
Industrial	20.34%
Technology	16.60%
Basic Materials	5.84%
Communications	5.71%
Financial	5.02%
Investment Companies	1.99%
Energy	1.70%
Other Assets and Liabilities	(1.38)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2017 (unaudited)

COMMON STOCKS - 94.27%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.23%				Chemicals (continued)
Interpublic Group of Cos Inc/The	36,253	$855		Axalta Coating Systems Ltd (a)	194,363	$6,097
Omnicom Group Inc	19,729	1,620		Celanese Corp	1,965	171
		$2,475		FMC Corp	9,373	686
Aerospace & Defense - 0.28%				International Flavors & Fragrances Inc	4,679	649
HEICO Corp	2,245	160		NewMarket Corp	549	258
HEICO Corp - Class A	4,111	252		RPM International Inc	7,642	402
Rockwell Collins Inc	12,187	1,268		Valspar Corp/The	4,561	513
Spirit AeroSystems Holdings Inc	6,997	400		Valvoline Inc	1,225	27
TransDigm Group Inc	3,942	973		WR Grace & Co	2,953	206
		$3,053				$13,540
Airlines - 0.08%				Commercial Services - 9.86%
Alaska Air Group Inc	8,918	759		AMERCO	300	112
JetBlue Airways Corp (a)	5,199	113		Aramark	5,995	219
				Avis Budget Group Inc (a)	6,144	187
		$872
Apparel - 0.98%				Booz Allen Hamilton Holding Corp	241,819	8,689
Carter's Inc	3,983	366		CDK Global Inc	14,348	933
Hanesbrands Inc	441,424	9,627		Cintas Corp	5,164	632
Michael Kors Holdings Ltd (a)	12,313	460		CoreLogic Inc/United States (a)	4,801	205
				CoStar Group Inc (a)	58,623	14,122
Ralph Lauren Corp	442	36
Skechers U.S.A. Inc (a)	9,965	252		Equifax Inc	139,215	18,837
				Euronet Worldwide Inc (a)	106,121	8,767
		$10,741		FleetCor Technologies Inc (a)	5,348	755
Automobile Manufacturers - 0.02%				Gartner Inc (a)	79,990	9,126
PACCAR Inc	3,848	257
				Global Payments Inc	8,968	733
				KAR Auction Services Inc	10,626	464
Automobile Parts & Equipment - 1.06%				Live Nation Entertainment Inc (a)	6,454	208
Adient PLC	1,147	84
				LSC Communications Inc	2,731	71
BorgWarner Inc	1,499	63
				MarketAxess Holdings Inc	21,420	4,124
Delphi Automotive PLC	22,403	1,801
				Moody's Corp	8,854	1,048
Lear Corp	5,879	839
Visteon Corp (a)	2,825	291		Morningstar Inc	1,356	99
WABCO Holdings Inc (a)	71,152	8,458		Nielsen Holdings PLC	16,501	679
				Quanta Services Inc (a)	3,631	129
		$11,536
				Robert Half International Inc	11,767	542
Banks - 2.82%				Rollins Inc	7,923	308
Citizens Financial Group Inc	20,679	759		RR Donnelley & Sons Co	3,400	43
East West Bancorp Inc	277,312	15,050		Sabre Corp	16,661	390
First Hawaiian Inc	419	13		Service Corp International/US	14,938	481
First Republic Bank/CA	91,135	8,426		ServiceMaster Global Holdings Inc (a)	10,591	404
Signature Bank/New York NY (a)	43,150	5,974
				Square Inc (a)	4,838	88
SVB Financial Group (a)	2,247	395
Western Alliance Bancorp (a)	4,074	195		Total System Services Inc	16,496	945
				TransUnion (a)	4,706	188
		$30,812		United Rentals Inc (a)	6,841	750
Beverages - 0.92%				Vantiv Inc (a)	230,875	14,323
Brown-Forman Corp - A Shares	3,816	183		Verisk Analytics Inc (a)	219,435	18,171
Brown-Forman Corp - B Shares	10,263	486		Western Union Co/The	28,795	572
Dr Pepper Snapple Group Inc	102,631	9,406		WEX Inc (a)	3,104	315
		$10,075				$107,659
Biotechnology - 2.06%				Computers - 3.33%
(a)
Alnylam Pharmaceuticals Inc	4,837	259		Check Point Software Technologies Ltd (a)	101,510	10,558
AquaBounty Technologies Inc (a)	65	1
				CSRA Inc	346,825	10,086
BioMarin Pharmaceutical Inc (a)	90,701	8,693
				DST Systems Inc	2,702	333
Charles River Laboratories International Inc	3,747	336		EPAM Systems Inc (a)	73,625	5,669
(a)
				Fortinet Inc (a)	11,465	447
Illumina Inc (a)	55,735	10,303
				Genpact Ltd	12,017	293
Incyte Corp (a)	12,196	1,516
				Leidos Holdings Inc	3,819	201
Intercept Pharmaceuticals Inc (a)	1,194	134
				MAXIMUS Inc	128,889	7,861
(a)
Intrexon Corp	4,030	84		NCR Corp (a)	10,298	425
(a)
Ionis Pharmaceuticals Inc	9,063	437		Teradata Corp (a)	11,047	322
(a)
Juno Therapeutics Inc	4,127	103		VeriFone Systems Inc (a)	8,520	158
Seattle Genetics Inc (a)	7,222	493
United Therapeutics Corp (a)	894	112				$36,353
				Consumer Products - 0.84%
		$22,471		Avery Dennison Corp	7,618	634
Building Materials - 1.95%				Church & Dwight Co Inc	142,760	7,071
Cree Inc (a)	3,390	74
				Clorox Co/The	9,068	1,212
Eagle Materials Inc	3,729	358		Spectrum Brands Holdings Inc	1,829	263
Fortune Brands Home & Security Inc	128,470	8,189				$9,180
Johnson Controls International plc	11,499	478
				Cosmetics & Personal Care - 0.00%
Lennox International Inc	2,160	357		Coty Inc	1,434	26
Martin Marietta Materials Inc	3,361	740
Masco Corp	12,627	467
				Distribution & Wholesale - 2.58%
Vulcan Materials Co	87,878	10,623		Fastenal Co	174,081	7,778
		$21,286		HD Supply Holdings Inc (a)	18,398	742
Chemicals - 1.24%				LKQ Corp (a)	179,209	5,598
Albemarle Corp	41,600	4,531
See accompanying notes				289

Schedule of Investments
MidCap Growth Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Distribution & Wholesale (continued)				Hand & Machine Tools (continued)
Pool Corp	55,233	$6,607		Stanley Black & Decker Inc	2,378	$324
Watsco Inc	49,466	6,866				$9,023
WW Grainger Inc	3,239	624		Healthcare - Products - 5.31%
		$28,215		ABIOMED Inc (a)	32,580	4,246
Diversified Financial Services - 3.09%				Alere Inc (a)	1,548	76
Affiliated Managers Group Inc	75,603	12,519		Align Technology Inc (a)	51,433	6,924
Alliance Data Systems Corp	26,888	6,712		Bio-Techne Corp	2,895	310
Ameriprise Financial Inc	4,372	559		Bruker Corp	8,823	215
Artisan Partners Asset Management Inc	2,931	86		Cooper Cos Inc/The	43,445	8,703
CBOE Holdings Inc	6,284	518		CR Bard Inc	6,142	1,889
Credit Acceptance Corp (a)	627	128		Edwards Lifesciences Corp (a)	101,230	11,102
Eaton Vance Corp	8,322	357		Henry Schein Inc (a)	4,783	831
Federated Investors Inc	7,224	194		Hill-Rom Holdings Inc	4,984	377
Intercontinental Exchange Inc	82,165	4,946		Hologic Inc (a)	16,322	737
Invesco Ltd	7,497	247		IDEXX Laboratories Inc (a)	34,895	5,854
Lazard Ltd	1,380	59		Intuitive Surgical Inc (a)	15,520	12,972
LPL Financial Holdings Inc	969	41		OPKO Health Inc (a)	21,920	170
Nasdaq Inc	77,760	5,355		Patterson Cos Inc	6,745	300
SEI Investments Co	10,394	527		ResMed Inc	12,123	824
T Rowe Price Group Inc	10,847	769		Teleflex Inc	1,287	266
TD Ameritrade Holding Corp	18,681	715		Varex Imaging Corp (a)	3,623	122
		$33,732		Varian Medical Systems Inc (a)	8,794	798
Electrical Components & Equipment - 0.11%				VWR Corp (a)	1,268	36
Acuity Brands Inc	2,549	449		West Pharmaceutical Services Inc	5,637	519
AMETEK Inc	4,624	264		Zimmer Biomet Holdings Inc	5,749	688
Energizer Holdings Inc	1,427	85				$57,959
Hubbell Inc	3,826	433		Healthcare - Services - 2.97%
		$1,231		Acadia Healthcare Co Inc (a)	137,415	5,989
Electronics - 2.84%				Centene Corp (a)	144,634	10,761
Agilent Technologies Inc	9,087	500		DaVita Inc (a)	7,104	490
Allegion PLC	8,472	666		Envision Healthcare Corp (a)	4,769	267
Amphenol Corp	23,778	1,719		HealthSouth Corp	121,400	5,694
Fortive Corp	216,975	13,726		ICON PLC (a)	80,095	6,767
Gentex Corp	14,840	306		Laboratory Corp of America Holdings (a)	4,575	641
Mettler-Toledo International Inc (a)	10,380	5,330		MEDNAX Inc (a)	3,717	224
PerkinElmer Inc	3,930	233		Quintiles IMS Holdings Inc (a)	9,870	832
Trimble Inc (a)	209,999	7,441		Universal Health Services Inc	1,203	145
Waters Corp (a)	6,676	1,134		WellCare Health Plans Inc (a)	4,282	657
		$31,055				$32,467
Entertainment - 2.63%				Home Builders - 0.26%
Cinemark Holdings Inc	8,382	362		CalAtlantic Group Inc	981	36
Lions Gate Entertainment Corp - B shares (a)	7,256	173		DR Horton Inc	18,669	614
Madison Square Garden Co/The (a)	172	35		Lennar Corp - A Shares	9,956	503
Regal Entertainment Group	2,358	52		Lennar Corp - B Shares	998	42
Six Flags Entertainment Corp	189,695	11,877		NVR Inc (a)	351	741
Vail Resorts Inc	81,929	16,194		PulteGroup Inc	13,487	306
		$28,693		Thor Industries Inc	3,890	374
Environmental Control - 0.04%				Toll Brothers Inc	6,133	221
Stericycle Inc (a)	4,572	390				$2,837
				Home Furnishings - 0.06%
Food - 2.00%				Leggett & Platt Inc	7,775	408
Blue Buffalo Pet Products Inc (a)	4,440	109		Tempur Sealy International Inc (a)	4,007	188
Campbell Soup Co	10,902	627		Whirlpool Corp	423	79
Conagra Brands Inc	31,440	1,219				$675
Flowers Foods Inc	11,796	231		Housewares - 1.43%
Hain Celestial Group Inc/The (a)	5,655	209		Newell Brands Inc	300,261	14,334
Hershey Co/The	12,141	1,314		Scotts Miracle-Gro Co/The	3,340	323
Hormel Foods Corp	21,239	745		Toro Co/The	10,492	681
Ingredion Inc	5,687	704		Tupperware Brands Corp	4,137	297
Kellogg Co	13,381	950				$15,635
Lamb Weston Holdings Inc	8,669	362		Insurance - 0.89%
McCormick & Co Inc/MD	81,970	8,188		AmTrust Financial Services Inc	977	16
Pilgrim's Pride Corp	689	18		Arthur J Gallagher & Co	10,977	613
Post Holdings Inc (a)	2,761	233		Brown & Brown Inc	663	28
Sprouts Farmers Market Inc (a)	9,814	219		Erie Indemnity Co	1,358	168
TreeHouse Foods Inc (a)	1,287	113		Lincoln National Corp	6,603	435
Tyson Foods Inc	98,683	6,342		Progressive Corp/The	206,989	8,222
US Foods Holding Corp (a)	3,325	94		XL Group Ltd	5,049	211
Whole Foods Market Inc	3,045	111				$9,693
		$21,788		Internet - 1.12%
Hand & Machine Tools - 0.83%				CDW Corp/DE	121,756	7,194
Lincoln Electric Holdings Inc	3,258	290		Expedia Inc	6,975	933
Snap-on Inc	50,194	8,409		F5 Networks Inc (a)	6,259	808

See accompanying notes				290

Schedule of Investments
MidCap Growth Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Miscellaneous Manufacturers (continued)
GoDaddy Inc (a)	4,211	$164		Donaldson Co Inc	9,571	$443
Groupon Inc (a)	29,993	117		Hexcel Corp	7,424	384
IAC/InterActiveCorp (a)	4,613	383		Ingersoll-Rand PLC	11,491	1,020
Liberty Expedia Holdings Inc (a)	945	46		Textron Inc	7,729	361
Liberty Ventures (a)	1,438	77				$13,149
Match Group Inc (a)	4,220	79		Office & Business Equipment - 0.02%
Palo Alto Networks Inc (a)	5,092	552		Pitney Bowes Inc	14,632	194
Pandora Media Inc (a)	14,851	161
Symantec Corp	4,957	157		Oil & Gas - 1.29%
Twitter Inc (a)	32,824	541		Cabot Oil & Gas Corp	19,030	442
VeriSign Inc (a)	9,083	808		Cimarex Energy Co	840	98
Yelp Inc (a)	4,598	163		Concho Resources Inc (a)	40,986	5,191
		$12,183		Continental Resources Inc/OK (a)	3,054	130
Iron & Steel - 0.02%				Devon Energy Corp	5,364	212
Steel Dynamics Inc	5,713	206		Diamondback Energy Inc (a)	74,825	7,471
				Murphy USA Inc (a)	1,679	117
Leisure Products & Services - 0.13%				Newfield Exploration Co (a)	2,879	100
Brunswick Corp/DE	5,960	338		Parsley Energy Inc (a)	1,484	44
Harley-Davidson Inc	10,587	602		Southwestern Energy Co (a)	37,342	280
Norwegian Cruise Line Holdings Ltd (a)	800	43				$14,085
Polaris Industries Inc	4,549	388		Packaging & Containers - 1.53%
Vista Outdoor Inc (a)	991	19		Ball Corp	171,644	13,198
		$1,390		Berry Global Group Inc (a)	11,579	579
Lodging - 0.41%				Crown Holdings Inc (a)	11,780	661
Choice Hotels International Inc	2,139	134		Graphic Packaging Holding Co	18,462	250
Extended Stay America Inc	2,239	39		Owens-Illinois Inc (a)	12,916	282
Hilton Grand Vacations Inc (a)	4,055	136		Packaging Corp of America	8,150	805
Hilton Worldwide Holdings Inc	9,001	531		Sealed Air Corp	16,572	729
Hyatt Hotels Corp (a)	617	34		Silgan Holdings Inc	3,097	188
Marriott International Inc/MD	20,064	1,894				$16,692
MGM Resorts International	7,799	240		Pharmaceuticals - 1.75%
Wyndham Worldwide Corp	10,428	994		ACADIA Pharmaceuticals Inc (a)	7,108	244
Wynn Resorts Ltd	4,277	526		Agios Pharmaceuticals Inc (a)	2,280	113
		$4,528		Akorn Inc (a)	7,046	236
Machinery - Construction & Mining - 1.60%				Alkermes PLC (a)	11,300	658
BWX Technologies Inc	174,923	8,601		AmerisourceBergen Corp	14,267	1,171
Oshkosh Corp	127,500	8,847		DexCom Inc (a)	4,822	376
		$17,448		Herbalife Ltd (a)	5,493	347
Machinery - Diversified - 3.77%				Mead Johnson Nutrition Co	3,928	349
Cognex Corp	8,429	719		Neurocrine Biosciences Inc (a)	6,385	341
Graco Inc	71,409	7,702		Perrigo Co PLC	44,439	3,286
IDEX Corp	4,152	435		Premier Inc (a)	1,727	58
Middleby Corp/The (a)	106,135	14,448		VCA Inc (a)	4,529	415
Nordson Corp	5,464	684		Zoetis Inc	204,774	11,490
Rockwell Automation Inc	50,351	7,923				$19,084
Roper Technologies Inc	4,419	966		Pipelines - 0.10%
Wabtec Corp/DE	90,850	7,622		ONEOK Inc	17,546	923
Welbilt Inc (a)	4,522	93		Williams Cos Inc/The	7,231	222
Xylem Inc/NY	5,417	278				$1,145
Zebra Technologies Corp (a)	3,515	331		Real Estate - 0.08%
		$41,201		CBRE Group Inc (a)	25,610	917
Media - 1.28%
AMC Networks Inc (a)	4,786	286		REITS - 2.10%
Cable One Inc	14,959	10,200		Alexandria Real Estate Equities Inc	1,224	138
Discovery Communications Inc - A Shares (a)	11,195	322		Boston Properties Inc	2,599	329
Discovery Communications Inc - C Shares (a)	16,485	461		Care Capital Properties Inc	1,375	37
FactSet Research Systems Inc	2,345	383		Colony NorthStar Inc	21,486	281
Scripps Networks Interactive Inc	8,483	634		CubeSmart	9,288	235
Sirius XM Holdings Inc	165,918	821		Digital Realty Trust Inc	9,368	1,076
Tribune Media Co	999	36		Empire State Realty Trust Inc	6,362	132
Viacom Inc - A Shares	1,145	51		Equinix Inc	4,044	1,689
Viacom Inc - B Shares	17,781	757		Equity LifeStyle Properties Inc	6,106	494
		$13,951		Essex Property Trust Inc	2,504	612
Metal Fabrication & Hardware - 0.02%				Extra Space Storage Inc	7,054	533
Valmont Industries Inc	1,528	233		Federal Realty Investment Trust	6,004	786
				Gaming and Leisure Properties Inc	14,819	516
Mining - 0.04%				Healthcare Trust of America Inc	7,840	250
Freeport-McMoRan Inc (a)	27,255	348		Iron Mountain Inc	15,265	531
Southern Copper Corp	2,920	103		Lamar Advertising Co	7,705	555
		$451		Life Storage Inc	2,329	183
Miscellaneous Manufacturers - 1.20%				Omega Healthcare Investors Inc	5,696	188
AO Smith Corp	198,985	10,721		Outfront Media Inc	2,733	71
Carlisle Cos Inc	2,168	220		Park Hotels & Resorts Inc	7,728	198

See accompanying notes				291

Schedule of Investments
MidCap Growth Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Software (continued)
Regency Centers Corp	1,420	$90		Black Knight Financial Services Inc (a)	2,517	$104
SBA Communications Corp (a)	102,486	12,963		Blackbaud Inc	59,480	4,783
Senior Housing Properties Trust	3,335	72		Broadridge Financial Solutions Inc	94,392	6,601
Tanger Factory Outlet Centers Inc	6,818	213		Cadence Design Systems Inc (a)	28,392	925
Taubman Centers Inc	2,367	148		Cerner Corp (a)	17,220	1,115
Ventas Inc	9,560	612		Citrix Systems Inc (a)	14,356	1,162
		$22,932		CommerceHub Inc - Series A (a)	1,380	22
Retail - 11.55%				CommerceHub Inc - Series C (a)	1,533	24
Advance Auto Parts Inc	4,138	588		Dun & Bradstreet Corp/The	30,642	3,359
AutoNation Inc (a)	2,173	91		Electronic Arts Inc (a)	24,063	2,282
AutoZone Inc (a)	1,719	1,190		Fidelity National Information Services Inc	10,807	910
Bed Bath & Beyond Inc	1,529	59		First Data Corp (a)	25,909	405
Brinker International Inc	3,984	176		Fiserv Inc (a)	94,938	11,311
Burlington Stores Inc (a)	87,108	8,617		Guidewire Software Inc (a)	131,388	8,079
Cabela's Inc (a)	664	36		Jack Henry & Associates Inc	8,035	779
CarMax Inc (a)	92,726	5,424		Manhattan Associates Inc (a)	5,713	267
Casey's General Stores Inc	49,273	5,522		MSCI Inc	6,542	656
Chipotle Mexican Grill Inc (a)	1,653	784		Nuance Communications Inc (a)	14,473	259
Coach Inc	2,997	118		Paychex Inc	26,943	1,597
Copart Inc (a)	447,064	13,815		PTC Inc (a)	2,940	159
Darden Restaurants Inc	11,016	938		Red Hat Inc (a)	162,655	14,326
Dick's Sporting Goods Inc	5,488	277		ServiceNow Inc (a)	104,077	9,833
Dollar General Corp	139,809	10,165		Splunk Inc (a)	7,671	493
Dollar Tree Inc (a)	13,208	1,093		SS&C Technologies Holdings Inc	12,317	453
Domino's Pizza Inc	47,738	8,659		Synopsys Inc (a)	104,872	7,729
Dunkin' Brands Group Inc	7,305	408		Tableau Software Inc (a)	4,256	229
Foot Locker Inc	11,514	891		Tyler Technologies Inc (a)	48,757	7,976
Gap Inc/The	1,738	46		Ultimate Software Group Inc/The (a)	40,584	8,225
Genuine Parts Co	11,766	1,083		Veeva Systems Inc (a)	216,629	11,616
Kate Spade & Co (a)	10,476	182		Workday Inc (a)	6,832	597
L Brands Inc	2,496	132				$114,064
Liberty Interactive Corp QVC Group (a)	14,440	306		Telecommunications - 0.57%
Lululemon Athletica Inc (a)	158,840	8,260		Arista Networks Inc (a)	35,833	5,004
Michaels Cos Inc/The (a)	6,176	144		ARRIS International PLC (a)	3,840	100
MSC Industrial Direct Co Inc	1,673	150		CommScope Holding Co Inc (a)	10,624	446
Nordstrom Inc	9,517	459		Motorola Solutions Inc	2,811	242
Nu Skin Enterprises Inc	1,171	65		Zayo Group Holdings Inc (a)	12,270	430
Ollie's Bargain Outlet Holdings Inc (a)	226,750	8,685				$6,222
O'Reilly Automotive Inc (a)	51,190	12,703		Textiles - 0.09%
Panera Bread Co (a)	1,752	548		Mohawk Industries Inc (a)	4,273	1,003
Rite Aid Corp (a)	77,453	310
Ross Stores Inc	213,825	13,899		Toys, Games & Hobbies - 0.92%
Sally Beauty Holdings Inc (a)	11,057	210		Hasbro Inc	96,301	9,544
Signet Jewelers Ltd	4,858	320		Mattel Inc	19,977	448
Tractor Supply Co	160,146	9,915				$9,992
Ulta Beauty Inc (a)	32,538	9,158
				Transportation - 1.34%
Urban Outfitters Inc (a)	5,726	131
				CH Robinson Worldwide Inc	8,323	605
Wendy's Co/The	10,815	159		Expeditors International of Washington Inc	11,933	669
Williams-Sonoma Inc	6,759	365		JB Hunt Transport Services Inc	72,473	6,499
		$126,081		Landstar System Inc	3,486	298
Semiconductors - 2.11%				Old Dominion Freight Line Inc	74,678	6,610
Analog Devices Inc	1,489	113				$14,681
IPG Photonics Corp (a)	2,517	318
				TOTAL COMMON STOCKS		$1,029,279
KLA-Tencor Corp	13,492	1,325		INVESTMENT COMPANIES - 5.89%	Shares Held	Value(000	's)
Lam Research Corp	11,013	1,595		Money Market Funds - 5.89%
Maxim Integrated Products Inc	16,536	730		BlackRock Liquidity Funds FedFund Portfolio	30,718,193	30,718
Microchip Technology Inc	85,543	6,466		Cash Account Trust - Government & Agency	566,333	566
Monolithic Power Systems Inc	76,055	6,959		Portfolio - Government Cash Managed
NVIDIA Corp	29,788	3,107		First American Government Obligations Fund	32,999,792	33,000
ON Semiconductor Corp (a)	14,639	208
Qorvo Inc (a)	2,398	163				$64,284
				TOTAL INVESTMENT COMPANIES		$64,284
Skyworks Solutions Inc	14,831	1,479
				Total Investments		$1,093,563
Xilinx Inc	8,290	523
				Other Assets and Liabilities - (0.16)%		$(1,747)
		$22,986
				TOTAL NET ASSETS - 100.00%		$1,091,816
Shipbuilding - 0.07%
Huntington Ingalls Industries Inc	3,645	732
				(a) Non-Income Producing Security
Software - 10.45%
Akamai Technologies Inc (a)	104,296	6,356
ANSYS Inc (a)	1,309	144
athenahealth Inc (a)	3,007	295
Atlassian Corp PLC (a)	2,286	79
Autodesk Inc (a)	10,151	914

See accompanying notes				292

Schedule of Investments
MidCap Growth Fund III
April 30, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		25.86%
Consumer, Cyclical		22.20%
Technology		15.76%
Industrial		15.58%
Financial		8.98%
Investment Companies		5.89%
Communications		3.20%
Energy		1.39%
Basic Materials		1.30%
Other Assets and Liabilities		(0.16)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2017	Long	374	$63,945	$64,702	$757
Total					$757

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2017 (unaudited)

COMMON STOCKS - 97.36%	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.16%					Chemicals (continued)
Curtiss-Wright Corp	36,105	$3,374			PolyOne Corp	66,624	$2,612
Esterline Technologies Corp (a)	24,072	2,202			RPM International Inc	108,308	5,693
KLX Inc (a)	42,576	2,014			Sensient Technologies Corp	35,968	2,942
Orbital ATK Inc	46,660	4,619			Valspar Corp/The	59,269	6,664
Teledyne Technologies Inc (a)	28,555	3,850			Versum Materials Inc	88,116	2,822
		$16,059					$46,055
Airlines - 0.43%					Coal - 0.16%
JetBlue Airways Corp (a)	273,281	5,966			CONSOL Energy Inc (a)	143,251	2,175

Apparel - 0.57%					Commercial Services - 4.26%
Carter's Inc	39,407	3,627			Aaron's Inc	51,604	1,855
Deckers Outdoor Corp (a)	25,895	1,543			Avis Budget Group Inc (a)	69,724	2,127
Skechers U.S.A. Inc (a)	108,465	2,739			CDK Global Inc	117,576	7,644
		$7,909			CoreLogic Inc/United States (a)	68,408	2,924
Automobile Parts & Equipment - 0.28%					Deluxe Corp	39,333	2,828
Cooper Tire & Rubber Co	42,706	1,635			DeVry Education Group Inc	46,399	1,756
					FTI Consulting Inc (a)	33,403	1,155
Dana Inc	116,773	2,268
		$3,903			Graham Holdings Co	3,772	2,270
					INC Research Holdings Inc (a)	43,474	1,956
Banks - 7.53%					Live Nation Entertainment Inc (a)	107,220	3,448
Associated Banc-Corp	123,089	3,065
BancorpSouth Inc	69,160	2,106			ManpowerGroup Inc	54,846	5,538
Bank of Hawaii Corp	34,576	2,817			MarketAxess Holdings Inc	30,509	5,874
					PAREXEL International Corp (a)	41,315	2,637
Bank of the Ozarks Inc	73,920	3,509
Cathay General Bancorp	60,685	2,309			Rollins Inc	77,786	3,020
Chemical Financial Corp	57,624	2,734			Sabre Corp	166,283	3,893
Commerce Bancshares Inc/MO	70,858	3,894			Service Corp International/US	152,622	4,917
					Sotheby's (a)	37,370	1,770
Cullen/Frost Bankers Inc	46,007	4,343			WEX Inc (a)	31,185	3,164
East West Bancorp Inc	116,895	6,344
First Horizon National Corp	189,474	3,477					$58,776
FNB Corp/PA	259,839	3,700			Computers - 2.82%
					3D Systems Corp (a)	87,168	1,380
Fulton Financial Corp	141,163	2,604
Hancock Holding Co	68,320	3,191			Brocade Communications Systems Inc	330,579	4,155
International Bancshares Corp	47,086	1,761			Convergys Corp	76,592	1,724
MB Financial Inc	57,703	2,453			Diebold Nixdorf Inc	61,172	1,725
PacWest Bancorp	97,194	4,800			DST Systems Inc	25,579	3,149
					Fortinet Inc (a)	120,832	4,712
PrivateBancorp Inc	64,888	3,749
Prosperity Bancshares Inc	56,335	3,786			Leidos Holdings Inc	115,814	6,099
Signature Bank/New York NY (a)	43,528	6,026			MAXIMUS Inc	52,553	3,205
SVB Financial Group (a)	42,415	7,462			NCR Corp (a)	101,030	4,168
					NetScout Systems Inc (a)	74,423	2,802
Synovus Financial Corp	99,164	4,145
					NeuStar Inc (a)	44,717	1,485
TCF Financial Corp	138,498	2,287
Texas Capital Bancshares Inc (a)	40,151	3,055			Science Applications International Corp	35,580	2,597
					VeriFone Systems Inc (a)	90,470	1,677
Trustmark Corp	54,883	1,823
UMB Financial Corp	35,541	2,576					$38,878
Umpqua Holdings Corp	178,662	3,157			Consumer Products - 0.15%
United Bankshares Inc/WV	84,754	3,382			Helen of Troy Ltd (a)	21,882	2,057
Valley National Bancorp	213,930	2,516
Webster Financial Corp	74,609	3,791			Cosmetics & Personal Care - 0.37%
Wintrust Financial Corp	42,477	3,010			Avon Products Inc (a)	355,140	1,723
		$103,872			Edgewell Personal Care Co (a)	46,557	3,328
Beverages - 0.08%							$5,051
Boston Beer Co Inc/The (a)	7,545	1,089			Distribution & Wholesale - 0.54%
					Pool Corp	33,371	3,992
Biotechnology - 1.22%					Watsco Inc	24,618	3,417
Bio-Rad Laboratories Inc (a)	16,858	3,679					$7,409
Bioverativ Inc (a)	87,530	5,148			Diversified Financial Services - 1.65%
Charles River Laboratories International Inc	38,412	3,445			Eaton Vance Corp	93,059	3,995
(a)					Federated Investors Inc	75,037	2,012
United Therapeutics Corp (a)	36,457	4,583			Janus Capital Group Inc	116,560	1,592
		$16,855			Legg Mason Inc	70,321	2,629
Building Materials - 0.99%					SEI Investments Co	108,414	5,498
Cree Inc (a)	78,978	1,728			SLM Corp (a)	347,930	4,363
Eagle Materials Inc	39,252	3,767			Stifel Financial Corp (a)	55,255	2,700
Lennox International Inc	31,366	5,188					$22,789
Louisiana-Pacific Corp (a)	117,017	3,012			Electric - 2.55%
		$13,695			Black Hills Corp	43,286	2,944
Chemicals - 3.34%					Great Plains Energy Inc	174,641	5,168
Ashland Global Holdings Inc	50,447	6,230			Hawaiian Electric Industries Inc	88,173	2,955
Cabot Corp	50,428	3,035			IDACORP Inc	40,863	3,454
Chemours Co/The	148,506	5,983			MDU Resources Group Inc	158,359	4,260
Minerals Technologies Inc	28,409	2,236			NorthWestern Corp	39,207	2,344
NewMarket Corp	7,497	3,529			OGE Energy Corp	161,926	5,632
Olin Corp	134,112	4,309			PNM Resources Inc	64,585	2,406

See accompanying notes				294

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electric (continued)					Hand & Machine Tools (continued)
Westar Energy Inc	115,175	$5,992			Regal Beloit Corp	36,317	$2,864
		$35,155					$10,026
Electrical Components & Equipment - 1.15%					Healthcare - Products - 4.14%
Belden Inc	34,203	2,384			ABIOMED Inc (a)	32,832	4,279
Energizer Holdings Inc	50,218	2,974			Align Technology Inc (a)	61,185	8,237
EnerSys	35,214	2,927			Bio-Techne Corp	30,254	3,239
Hubbell Inc	41,810	4,730			Globus Medical Inc (a)	58,322	1,769
Littelfuse Inc	18,351	2,829			Halyard Health Inc (a)	37,842	1,495
		$15,844			Hill-Rom Holdings Inc	48,222	3,647
Electronics - 3.60%					LivaNova PLC (a)	35,158	1,853
Arrow Electronics Inc (a)	72,107	5,084			Masimo Corp (a)	36,384	3,738
Avnet Inc	104,512	4,044			NuVasive Inc (a)	41,027	2,975
Coherent Inc (a)	19,909	4,292			ResMed Inc	114,860	7,809
Gentex Corp	232,950	4,810			STERIS PLC	68,866	5,082
Jabil Circuit Inc	147,759	4,288			Teleflex Inc	36,411	7,533
Keysight Technologies Inc (a)	148,360	5,553			West Pharmaceutical Services Inc	59,401	5,467
Knowles Corp (a)	71,914	1,275					$57,123
National Instruments Corp	86,121	3,006			Healthcare - Services - 1.52%
SYNNEX Corp	23,631	2,562			Acadia Healthcare Co Inc (a)	61,725	2,690
Tech Data Corp (a)	28,042	2,682			HealthSouth Corp	72,205	3,386
Trimble Inc (a)	204,560	7,248			LifePoint Health Inc (a)	32,388	2,013
Vishay Intertechnology Inc	108,608	1,776			MEDNAX Inc (a)	76,051	4,590
Woodward Inc	44,835	3,034			Molina Healthcare Inc (a)	34,510	1,718
		$49,654			Tenet Healthcare Corp (a)	64,745	1,015
Energy - Alternate Sources - 0.13%					WellCare Health Plans Inc (a)	35,921	5,511
First Solar Inc (a)	63,272	1,870					$20,923
					Home Builders - 1.38%
Engineering & Construction - 0.98%					CalAtlantic Group Inc	58,475	2,118
AECOM (a)	125,935	4,308			KB Home	67,431	1,389
Dycom Industries Inc (a)	25,478	2,692			NVR Inc (a)	2,793	5,897
EMCOR Group Inc	48,374	3,180			Thor Industries Inc	38,801	3,732
Granite Construction Inc	32,129	1,694			Toll Brothers Inc	119,875	4,314
KBR Inc	115,849	1,628			TRI Pointe Group Inc (a)	128,619	1,601
		$13,502					$19,051
Entertainment - 0.44%					Home Furnishings - 0.13%
Churchill Downs Inc	9,993	1,667			Tempur Sealy International Inc (a)	37,950	1,782
Cinemark Holdings Inc	85,746	3,704
International Speedway Corp	20,530	762			Housewares - 0.88%
		$6,133			Scotts Miracle-Gro Co/The	35,906	3,468
Environmental Control - 0.32%					Toro Co/The	87,736	5,696
Clean Harbors Inc (a)	42,262	2,456			Tupperware Brands Corp	41,082	2,950
MSA Safety Inc	25,412	1,978					$12,114
		$4,434			Insurance - 4.85%
Food - 2.67%					Alleghany Corp (a)	12,518	7,645
Dean Foods Co	73,590	1,453			American Financial Group Inc/OH	59,264	5,767
Flowers Foods Inc	149,059	2,923			Aspen Insurance Holdings Ltd	48,515	2,540
Hain Celestial Group Inc/The (a)	83,878	3,103			Brown & Brown Inc	93,074	3,993
Ingredion Inc	58,209	7,207			CNO Financial Group Inc	140,918	2,969
Lamb Weston Holdings Inc	112,508	4,697			Everest Re Group Ltd	33,152	8,345
Lancaster Colony Corp	15,792	1,988			First American Financial Corp	89,164	3,870
Post Holdings Inc (a)	52,119	4,388			Genworth Financial Inc (a)	404,140	1,633
Snyder's-Lance Inc	69,504	2,451			Hanover Insurance Group Inc/The	34,495	3,045
Sprouts Farmers Market Inc (a)	104,016	2,321			Kemper Corp	39,511	1,555
Tootsie Roll Industries Inc	14,512	542			Mercury General Corp	29,588	1,819
TreeHouse Foods Inc (a)	46,053	4,034			Old Republic International Corp	198,180	4,098
United Natural Foods Inc (a)	41,014	1,703			Primerica Inc	37,056	3,105
		$36,810			Reinsurance Group of America Inc	52,165	6,523
Forest Products & Paper - 0.15%					RenaissanceRe Holdings Ltd	33,199	4,720
Domtar Corp	50,749	2,012			WR Berkley Corp	78,626	5,345
							$66,972
Gas - 2.48%					Internet - 0.12%
Atmos Energy Corp	85,278	6,909			WebMD Health Corp (a)	30,594	1,659
National Fuel Gas Co	69,188	3,832
New Jersey Resources Corp	69,985	2,824			Iron & Steel - 1.44%
ONE Gas Inc	42,358	2,915			Allegheny Technologies Inc	88,192	1,618
Southwest Gas Holdings Inc	38,553	3,229			Carpenter Technology Corp	37,883	1,538
UGI Corp	140,218	7,033			Commercial Metals Co	93,704	1,747
Vectren Corp	67,236	3,995			Reliance Steel & Aluminum Co	59,075	4,656
WGL Holdings Inc	41,530	3,425			Steel Dynamics Inc	196,505	7,102
		$34,162			United States Steel Corp	141,321	3,154
Hand & Machine Tools - 0.73%							$19,815
Kennametal Inc	65,023	2,704			Leisure Products & Services - 0.59%
Lincoln Electric Holdings Inc	50,077	4,458			Brunswick Corp/DE	72,590	4,119
See accompanying notes				295

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Leisure Products & Services (continued)					Oil & Gas Services (continued)
Polaris Industries Inc	47,461	$4,047			Superior Energy Services Inc (a)	123,920	$1,497
		$8,166					$7,897
Machinery - Construction & Mining - 0.52%					Packaging & Containers - 1.53%
Oshkosh Corp	60,497	4,198			Bemis Co Inc	74,961	3,368
Terex Corp	85,867	3,003			Greif Inc - Class A	20,933	1,227
		$7,201			Owens-Illinois Inc (a)	131,514	2,870
Machinery - Diversified - 2.62%					Packaging Corp of America	76,385	7,545
AGCO Corp	54,112	3,463			Silgan Holdings Inc	30,353	1,840
Cognex Corp	69,774	5,954			Sonoco Products Co	80,470	4,209
Graco Inc	45,409	4,897					$21,059
IDEX Corp	61,825	6,477			Pharmaceuticals - 1.26%
Nordson Corp	43,393	5,433			Akorn Inc (a)	70,615	2,362
Wabtec Corp/DE	69,899	5,864			Catalent Inc (a)	101,146	2,962
Zebra Technologies Corp (a)	42,874	4,042			Endo International PLC (a)	160,895	1,829
		$36,130			Owens & Minor Inc	49,491	1,715
Media - 1.22%					Prestige Brands Holdings Inc (a)	42,922	2,464
AMC Networks Inc (a)	45,613	2,722			VCA Inc (a)	65,868	6,032
Cable One Inc	3,803	2,593					$17,364
FactSet Research Systems Inc	32,081	5,238			Real Estate - 0.43%
John Wiley & Sons Inc	36,442	1,920			Alexander & Baldwin Inc	37,409	1,721
Meredith Corp	29,661	1,737			Jones Lang LaSalle Inc	36,689	4,214
New York Times Co/The	98,834	1,428					$5,935
Time Inc	80,430	1,223			REITS - 9.19%
		$16,861			American Campus Communities Inc	108,076	5,122
Metal Fabrication & Hardware - 0.51%					Camden Property Trust	70,969	5,843
Timken Co/The	56,604	2,731			Care Capital Properties Inc	68,153	1,831
Valmont Industries Inc	18,261	2,782			CoreCivic Inc	95,408	3,287
Worthington Industries Inc	35,623	1,550			Corporate Office Properties Trust	80,006	2,619
		$7,063			Cousins Properties Inc	339,225	2,880
Mining - 0.40%					CyrusOne Inc	63,394	3,464
Compass Minerals International Inc	27,403	1,809			DCT Industrial Trust Inc	74,513	3,767
Royal Gold Inc	52,974	3,744			Douglas Emmett Inc	117,927	4,442
		$5,553			Duke Realty Corp	288,298	7,995
Miscellaneous Manufacturers - 2.20%					Education Realty Trust Inc	59,317	2,300
AO Smith Corp	119,415	6,434			EPR Properties	51,979	3,779
AptarGroup Inc	50,539	4,058			First Industrial Realty Trust Inc	95,089	2,676
Carlisle Cos Inc	52,352	5,308			GEO Group Inc/The	99,627	3,320
Crane Co	40,764	3,258			Healthcare Realty Trust Inc	94,413	3,097
Donaldson Co Inc	107,075	4,955			Highwoods Properties Inc	82,434	4,194
ITT Inc	71,515	3,013			Hospitality Properties Trust	133,194	4,240
Trinity Industries Inc	123,399	3,320			Kilroy Realty Corp	79,278	5,592
		$30,346			Lamar Advertising Co	67,156	4,840
Office & Business Equipment - 0.14%					LaSalle Hotel Properties	91,671	2,618
Pitney Bowes Inc	151,138	2,009			Liberty Property Trust	119,186	4,835
					Life Storage Inc	37,693	2,955
Office Furnishings - 0.24%					Mack-Cali Realty Corp	72,848	1,971
Herman Miller Inc	48,575	1,608			Medical Properties Trust Inc	290,631	3,799
HNI Corp	35,662	1,667			National Retail Properties Inc	119,383	5,040
		$3,275			Omega Healthcare Investors Inc	159,526	5,264
					Potlatch Corp	32,876	1,481
Oil & Gas - 2.73%					Quality Care Properties Inc (a)	75,888	1,317
Diamond Offshore Drilling Inc (a)	52,274	754
Energen Corp (a)	78,703	4,092			Rayonier Inc	99,694	2,813
Ensco PLC	245,722	1,939			Senior Housing Properties Trust	192,609	4,145
Gulfport Energy Corp (a)	128,785	2,045			Tanger Factory Outlet Centers Inc	78,049	2,434
HollyFrontier Corp	143,809	4,047			Taubman Centers Inc	49,067	3,069
Murphy USA Inc (a)	28,124	1,957			Uniti Group Inc	126,077	3,462
Nabors Industries Ltd	231,368	2,392			Urban Edge Properties	74,410	1,897
Noble Corp PLC	198,393	952			Washington Prime Group Inc	150,278	1,322
Patterson-UTI Energy Inc	134,869	2,919			Weingarten Realty Investors	95,540	3,131
PBF Energy Inc	88,305	1,971					$126,841
QEP Resources Inc (a)	194,280	2,294			Retail - 6.08%
Rowan Cos PLC (a)	101,756	1,432			American Eagle Outfitters Inc	138,625	1,953
SM Energy Co	79,385	1,793			Big Lots Inc	36,130	1,824
Southwestern Energy Co (a)	403,759	3,032			Brinker International Inc	39,632	1,751
					Buffalo Wild Wings Inc (a)	14,100	2,221
Western Refining Inc	64,339	2,219
WPX Energy Inc (a)	321,353	3,834			Cabela's Inc (a)	41,667	2,275
		$37,672			Casey's General Stores Inc	31,768	3,560
					Cheesecake Factory Inc/The	35,989	2,309
Oil & Gas Services - 0.57%
Dril-Quip Inc (a)	30,655	1,580			Chico's FAS Inc	104,764	1,448
					Copart Inc (a)	165,758	5,122
NOW Inc (a)	87,144	1,482
Oceaneering International Inc	79,519	2,099			Cracker Barrel Old Country Store Inc	19,495	3,123
Oil States International Inc (a)	41,654	1,239			CST Brands Inc	61,372	2,964
					Dick's Sporting Goods Inc	71,301	3,604

See accompanying notes				296

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)					Transportation (continued)
Dillard's Inc	19,161	$1,061			Werner Enterprises Inc	36,292	$991
Domino's Pizza Inc	38,961	7,067					$15,308
Dunkin' Brands Group Inc	74,546	4,164			Trucking & Leasing - 0.14%
GameStop Corp	82,603	1,874			GATX Corp	31,947	1,914
HSN Inc	25,901	956
Jack in the Box Inc	25,656	2,616			Water - 0.34%
JC Penney Co Inc (a)	249,980	1,345			Aqua America Inc	143,878	4,761
Kate Spade & Co (a)	104,022	1,810
Michaels Cos Inc/The (a)	85,770	2,004			TOTAL COMMON STOCKS		$1,343,469
MSC Industrial Direct Co Inc	36,364	3,256			INVESTMENT COMPANIES - 5.63%	Shares Held	Value(000	's)
Nu Skin Enterprises Inc	40,066	2,213			Exchange Traded Funds - 0.75%
Office Depot Inc	417,435	2,075			iShares Core S&P Mid-Cap ETF	60,800	10,493
Panera Bread Co (a)	17,304	5,411
Papa John's International Inc	21,458	1,696			Money Market Funds - 4.88%
Sally Beauty Holdings Inc (a)	116,406	2,214
					BlackRock Liquidity Funds FedFund Portfolio	67,289,926	67,290
Texas Roadhouse Inc	52,187	2,447
Urban Outfitters Inc (a)	71,626	1,639
					TOTAL INVESTMENT COMPANIES		$77,783
Wendy's Co/The	156,168	2,302			Total Investments		$1,421,252
Williams-Sonoma Inc	65,529	3,542			Other Assets and Liabilities - (2.99)%		$(41,314)
World Fuel Services Corp	56,704	2,088
					TOTAL NET ASSETS - 100.00%		$1,379,938
		$83,934
Savings & Loans - 0.56%
New York Community Bancorp Inc	396,062	5,264			(a) Non-Income Producing Security
Washington Federal Inc	72,384	2,439
		$7,703
Semiconductors - 2.20%
Cirrus Logic Inc (a)	52,081	3,351			Portfolio Summary (unaudited)
Cypress Semiconductor Corp	265,868	3,725			Sector		Percent
Integrated Device Technology Inc (a)	108,181	2,595			Financial		24.21%
IPG Photonics Corp (a)	30,375	3,837			Industrial		18.10%
Microsemi Corp (a)	93,493	4,389			Consumer, Non-cyclical		15.67%
Monolithic Power Systems Inc	30,712	2,810			Consumer, Cyclical		11.56%
Silicon Laboratories Inc (a)	33,966	2,417			Technology		10.59%
Synaptics Inc (a)	28,669	1,570			Investment Companies		5.63%
Teradyne Inc	162,411	5,728			Utilities		5.37%
		$30,422			Basic Materials		5.33%
Shipbuilding - 0.54%					Energy		3.59%
Huntington Ingalls Industries Inc	37,324	7,498			Communications		2.94%
					Other Assets and Liabilities		(2.99)%
Software - 5.43%					TOTAL NET ASSETS		100.00%
ACI Worldwide Inc (a)	95,102	2,044
Acxiom Corp (a)	63,296	1,829
Allscripts Healthcare Solutions Inc (a)	146,366	1,752
ANSYS Inc (a)	69,222	7,626
Broadridge Financial Solutions Inc	95,901	6,707
Cadence Design Systems Inc (a)	226,035	7,362
CommVault Systems Inc (a)	33,993	1,715
Dun & Bradstreet Corp/The	29,855	3,272
Fair Isaac Corp	25,183	3,412
j2 Global Inc	39,055	3,524
Jack Henry & Associates Inc	62,945	6,101
Manhattan Associates Inc (a)	57,082	2,665
MSCI Inc	73,416	7,365
PTC Inc (a)	93,830	5,072
Take-Two Interactive Software Inc (a)	82,226	5,168
Tyler Technologies Inc (a)	27,174	4,445
Ultimate Software Group Inc/The (a)	24,053	4,875
		$74,934
Telecommunications - 1.60%
ARRIS International PLC (a)	154,243	4,009
Ciena Corp (a)	114,525	2,624
Frontier Communications Corp	951,172	1,788
InterDigital Inc/PA	27,817	2,501
LogMeIn Inc	42,627	4,817
Plantronics Inc	26,906	1,469
Telephone & Data Systems Inc	75,952	2,085
ViaSat Inc (a)	42,959	2,751
		$22,044
Transportation - 1.11%
Genesee & Wyoming Inc (a)	49,704	3,368
Kirby Corp (a)	43,668	3,083
Landstar System Inc	33,873	2,894
Old Dominion Freight Line Inc	56,167	4,972

See accompanying notes				297

		Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2017	Long	150	$26,005	$25,950	$(55)
Total					$(55)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2017 (unaudited)

COMMON STOCKS - 97.51%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.90%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	439,329	$10,355		United Therapeutics Corp (a)	4,775	$601
						$1,887
Aerospace & Defense - 0.34%				Building Materials - 1.17%
Arconic Inc	20,772	568		Armstrong World Industries Inc (a)	2,232	104
Harris Corp	4,121	461		Cree Inc (a)	2,670	58
L3 Technologies Inc	14,472	2,485		Johnson Controls International plc	23,795	989
Orbital ATK Inc	1,918	190		Lennox International Inc	92	15
Spirit AeroSystems Holdings Inc	3,812	218		Martin Marietta Materials Inc	194	43
		$3,922		Masco Corp	3,798	141
Agriculture - 1.69%				Owens Corning	197,160	11,997
Archer-Daniels-Midland Co	380,427	17,405		USG Corp (a)	4,145	126
Bunge Ltd	26,319	2,080		Vulcan Materials Co	291	35
		$19,485				$13,508
Airlines - 0.47%				Chemicals - 3.24%
Alaska Air Group Inc	1,926	164		Agrium Inc	87,989	8,265
American Airlines Group Inc	22,968	979		Albemarle Corp	5,298	577
Copa Holdings SA	1,520	177		Ashland Global Holdings Inc	2,047	253
JetBlue Airways Corp (a)	54,556	1,191		Cabot Corp	10,471	631
United Continental Holdings Inc (a)	41,392	2,906		Celanese Corp	134,410	11,698
		$5,417		CF Industries Holdings Inc	7,723	207
Apparel - 0.91%				Eastman Chemical Co	53,625	4,277
Ralph Lauren Corp	2,313	187		FMC Corp	17,592	1,288
				GCP Applied Technologies Inc (a)	1,349	44
VF Corp	188,600	10,303
		$10,490		Huntsman Corp	9,022	224
				Ingevity Corp (a)	2,605	165
Automobile Manufacturers - 0.92%
PACCAR Inc	158,517	10,578		International Flavors & Fragrances Inc	47,110	6,529
				Mosaic Co/The	42,068	1,132
Automobile Parts & Equipment - 1.20%				NewMarket Corp	47	22
				Platform Specialty Products Corp (a)	9,012	128
Adient PLC	2,371	174
Allison Transmission Holdings Inc	6,634	257		Valvoline Inc	1,789	40
BorgWarner Inc	275,314	11,640		Westlake Chemical Corp	28,000	1,743
Goodyear Tire & Rubber Co/The	11,859	430		WR Grace & Co	1,354	94
Lear Corp	9,009	1,285				$37,317
		$13,786		Coal- 0.01%
				CONSOL Energy Inc (a)	10,517	160
Banks - 4.47%
Associated Banc-Corp	6,946	173
Bank of Hawaii Corp	22,702	1,850		Commercial Services - 1.99%
BankUnited Inc	37,357	1,319		AMERCO	109	41
BOK Financial Corp	1,223	103		Aramark	4,532	165
Citizens Financial Group Inc	412,253	15,133		Booz Allen Hamilton Holding Corp	186,449	6,699
				CoreLogic Inc/United States (a)	12,247	524
Comerica Inc	5,762	407
Commerce Bancshares Inc/MO	24,961	1,372		Graham Holdings Co	200	120
Cullen/Frost Bankers Inc	2,473	233		H&R Block Inc	9,185	228
				Live Nation Entertainment Inc (a)	2,686	86
East West Bancorp Inc	8,448	458
Fifth Third Bancorp	36,296	887		LSC Communications Inc	1,286	33
First Hawaiian Inc	14,264	424		Macquarie Infrastructure Corp	2,443	199
First Horizon National Corp	10,597	194		ManpowerGroup Inc	6,402	647
First Republic Bank/CA	994	92		Moody's Corp	578	68
Huntington Bancshares Inc/OH	35,511	457		Nielsen Holdings PLC	8,616	354
				Quanta Services Inc (a)	352,007	12,475
KeyCorp	35,611	650
M&T Bank Corp	4,939	768		RR Donnelley & Sons Co	1,177	15
				United Rentals Inc (a)	11,013	1,208
Northern Trust Corp	13,397	1,206
PacWest Bancorp	18,167	898				$22,862
Popular Inc	14,316	600		Computers - 3.35%
Regions Financial Corp	97,240	1,337		Amdocs Ltd	6,928	424
Signature Bank/New York NY (a)	711	98		Brocade Communications Systems Inc	16,997	214
				Conduent Inc (a)	8,620	141
SunTrust Banks Inc	294,783	16,747
SVB Financial Group (a)	437	77		DXC Technology Co	162,411	12,236
Synovus Financial Corp	95,454	3,990		Genpact Ltd	1,283	31
TCF Financial Corp	85,759	1,415		Hewlett Packard Enterprise Co	300,890	5,605
Western Alliance Bancorp (a)	1,982	95		Leidos Holdings Inc	2,137	112
Zions Bancorporation	11,125	445		MAXIMUS Inc	156,873	9,568
		$51,428		NetApp Inc	85,901	3,423
				Teradata Corp (a)	15,490	452
Beverages - 0.17%
Brown-Forman Corp - A Shares	128	6		Western Digital Corp	71,769	6,393
Brown-Forman Corp - B Shares	360	17				$38,599
Molson Coors Brewing Co	20,152	1,933		Consumer Products - 0.90%
		$1,956		Avery Dennison Corp	122,937	10,230
Biotechnology - 0.16%				Clorox Co/The	630	84
Alnylam Pharmaceuticals Inc (a)	402	22				$10,314
Bio-Rad Laboratories Inc (a)	5,766	1,258		Cosmetics & Personal Care - 0.12%
Juno Therapeutics Inc (a)	250	6		Avon Products Inc (a)	105,240	510
				Coty Inc	14,219	254

See accompanying notes				299

Schedule of Investments
MidCap Value Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Cosmetics & Personal Care (continued)				Electronics (continued)
Edgewell Personal Care Co (a)	8,880	$635		Trimble Inc (a)	12,727	$451
		$1,399				$62,040
Distribution & Wholesale - 0.01%				Energy - Alternate Sources - 0.01%
WESCO International Inc (a)	2,326	142		First Solar Inc (a)	3,160	93

Diversified Financial Services - 2.09%				Engineering & Construction - 1.15%
Affiliated Managers Group Inc	240	40		AECOM (a)	14,366	491
Air Lease Corp	14,456	551		Chicago Bridge & Iron Co NV ADR	4,605	139
Ally Financial Inc	23,945	474		Fluor Corp	50,940	2,614
Ameriprise Financial Inc	9,808	1,254		Jacobs Engineering Group Inc	182,887	10,044
CIT Group Inc	61,208	2,835				$13,288
E*TRADE Financial Corp (a)	228,921	7,910		Entertainment - 0.17%
FNF Group	116,271	4,761		Dolby Laboratories Inc	27,231	1,436
Invesco Ltd	11,304	372		International Game Technology PLC	4,423	98
Lazard Ltd	6,712	288		Madison Square Garden Co/The (a)	2,003	404
Legg Mason Inc	4,336	162		Regal Entertainment Group	2,844	63
LPL Financial Holdings Inc	3,436	144				$2,001
Nasdaq Inc	3,689	254		Environmental Control - 0.74%
Navient Corp	13,844	210		Republic Services Inc	135,380	8,528
OneMain Holdings Inc (a)	2,801	65		Stericycle Inc (a)	143	12
Raymond James Financial Inc	4,161	310				$8,540
Santander Consumer USA Holdings Inc (a)	5,626	72
SLM Corp (a)	42,094	528		Food - 0.99%
				Conagra Brands Inc	5,262	204
Synchrony Financial	124,937	3,473		Flowers Foods Inc	592	12
T Rowe Price Group Inc	1,884	134		Hain Celestial Group Inc/The (a)	1,066	39
TD Ameritrade Holding Corp	891	34		Hormel Foods Corp	2,493	88
Waddell & Reed Financial Inc	8,035	145		Ingredion Inc	1,367	169
		$24,016		JM Smucker Co/The	5,342	677
Electric - 5.89%				Kellogg Co	616	44
AES Corp/VA	103,124	1,166		Lamb Weston Holdings Inc	2,197	92
Alliant Energy Corp	258,507	10,165		Pilgrim's Pride Corp	2,090	54
Ameren Corp	25,832	1,413		Pinnacle Foods Inc	5,797	337
Avangrid Inc	20,969	912		Post Holdings Inc (a)	4,513	380
Calpine Corp (a)	248,326	2,533		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	86,307	—
CMS Energy Corp	14,296	649		Safeway, Inc. - CVR - Property Development	86,307	—
Consolidated Edison Inc	24,961	1,979		Centers (a),(b),(c),(d)
DTE Energy Co	125,956	13,174		Sysco Corp	149,914	7,926
Edison International	14,917	1,193		TreeHouse Foods Inc (a)	1,575	138
Entergy Corp	26,618	2,030		Tyson Foods Inc	14,420	926
Eversource Energy	41,707	2,478		Whole Foods Market Inc	8,766	319
FirstEnergy Corp	128,935	3,861				$11,405
Great Plains Energy Inc	21,921	648		Forest Products & Paper - 0.37%
Hawaiian Electric Industries Inc	101,909	3,416		Domtar Corp	16,663	660
MDU Resources Group Inc	20,156	542		International Paper Co	67,261	3,631
NRG Energy Inc	82,970	1,402				$4,291
OGE Energy Corp	13,974	486
				Gas - 1.63%
Pinnacle West Capital Corp	22,879	1,947		Atmos Energy Corp	93,739	7,595
PPL Corp	77,313	2,946		CenterPoint Energy Inc	54,471	1,553
Public Service Enterprise Group Inc	32,784	1,444		National Fuel Gas Co	72,446	4,012
SCANA Corp	6,359	422		NiSource Inc	10,622	258
WEC Energy Group Inc	15,284	925		Sempra Energy	8,257	933
Westar Energy Inc	4,677	243		UGI Corp	9,810	492
Xcel Energy Inc	261,985	11,802		Vectren Corp	66,621	3,959
		$67,776				$18,802
Electrical Components & Equipment - 0.97%				Hand & Machine Tools - 0.23%
AMETEK Inc	6,208	355		Kennametal Inc	31,649	1,316
Energizer Holdings Inc	8,234	488		Lincoln Electric Holdings Inc	1,502	134
Hubbell Inc	91,045	10,300		Regal Beloit Corp	2,126	168
		$11,143		Snap-on Inc	1,125	188
Electronics - 5.39%				Stanley Black & Decker Inc	6,262	852
Agilent Technologies Inc	144,943	7,979				$2,658
Arrow Electronics Inc (a)	10,681	753
				Healthcare - Products - 1.15%
Avnet Inc	210,881	8,160		Alere Inc (a)	3,183	157
Fitbit Inc (a)	1,018	6
Flex Ltd (a)	733,385	11,338		Bio-Techne Corp	4,860	520
				Cooper Cos Inc/The	705	141
FLIR Systems Inc	205,074	7,533		DENTSPLY SIRONA Inc	7,592	480
Garmin Ltd	4,928	251		Hill-Rom Holdings Inc	394	30
Gentex Corp	148,441	3,065		Hologic Inc (a)	239,100	10,795
Jabil Circuit Inc	27,210	789		OPKO Health Inc (a)	1,113	9
Keysight Technologies Inc (a)	250,082	9,360
				Patterson Cos Inc	4,603	205
National Instruments Corp	25,758	899		QIAGEN NV (a)	7,273	219
PerkinElmer Inc	192,829	11,456		Teleflex Inc	1,179	244
				VWR Corp (a)	3,484	98
See accompanying notes				300

Schedule of Investments
MidCap Value Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Insurance (continued)
Zimmer Biomet Holdings Inc	2,861	$342		WR Berkley Corp	163,909	$11,142
		$13,240		XL Group Ltd	5,792	242
Healthcare - Services - 3.22%						$129,111
Brookdale Senior Living Inc (a)	8,246	107		Internet - 0.42%
Centene Corp (a)	35,306	2,627		FireEye Inc (a)	4,901	61
DaVita Inc (a)	17,513	1,208		IAC/InterActiveCorp (a)	685	57
Envision Healthcare Corp (a)	1,100	62		Liberty Expedia Holdings Inc (a)	2,008	97
HCA Holdings Inc (a)	112,200	9,448		Liberty Ventures (a)	2,885	155
Laboratory Corp of America Holdings (a)	2,788	391		Pandora Media Inc (a)	1,406	15
LifePoint Health Inc (a)	1,787	111		Symantec Corp	138,554	4,383
MEDNAX Inc (a)	146,711	8,855		Twitter Inc (a)	2,359	39
Quest Diagnostics Inc	127,983	13,504		Yelp Inc (a)	714	25
Quintiles IMS Holdings Inc (a)	934	79		Zillow Group Inc - C Shares (a)	1,369	54
Universal Health Services Inc	3,182	384				$4,886
WellCare Health Plans Inc (a)	1,642	252		Iron & Steel - 1.49%
		$37,028		Nucor Corp	21,338	1,309
Holding Companies - Diversified - 0.15%				Reliance Steel & Aluminum Co	164,819	12,991
Leucadia National Corp	68,730	1,745		Steel Dynamics Inc	70,121	2,534
				United States Steel Corp	12,594	281
Home Builders - 1.05%						$17,115
CalAtlantic Group Inc	2,987	108		Leisure Products & Services - 0.08%
DR Horton Inc	8,031	264		Brunswick Corp/DE	1,175	67
Lennar Corp - A Shares	4,674	236		Norwegian Cruise Line Holdings Ltd (a)	4,772	257
Lennar Corp - B Shares	505	22		Royal Caribbean Cruises Ltd	5,560	593
NVR Inc (a)	5,100	10,767		Vista Outdoor Inc (a)	1,710	33
PulteGroup Inc	22,358	507				$950
Toll Brothers Inc	3,753	135		Lodging - 0.30%
		$12,039		Choice Hotels International Inc	22,506	1,412
Home Furnishings - 0.06%				Extended Stay America Inc	3,369	59
Whirlpool Corp	3,864	717		Hilton Grand Vacations Inc (a)	544	18
				Hilton Worldwide Holdings Inc	681	40
Housewares - 0.05%				Hyatt Hotels Corp (a)	1,411	78
Scotts Miracle-Gro Co/The	4,874	471		Marriott International Inc/MD	14,680	1,386
Tupperware Brands Corp	650	47		MGM Resorts International	14,244	437
		$518		Wynn Resorts Ltd	220	27
Insurance - 11.22%						$3,457
Aflac Inc	180,842	13,541		Machinery - Construction & Mining - 0.07%
Alleghany Corp (a)	22,256	13,592		Oshkosh Corp	9,439	655
Allied World Assurance Co Holdings AG	4,022	214		Terex Corp	4,944	173
Allstate Corp/The	149,900	12,185				$828
American Financial Group Inc/OH	125,471	12,210		Machinery - Diversified - 2.46%
American National Insurance Co	6,338	741		AGCO Corp	125,517	8,032
AmTrust Financial Services Inc	25,240	405		Cummins Inc	9,356	1,412
Arch Capital Group Ltd (a)	3,785	367
				Flowserve Corp	1,675	85
Arthur J Gallagher & Co	211,212	11,788		IDEX Corp	171	18
Aspen Insurance Holdings Ltd	42,047	2,201		Rockwell Automation Inc	63,688	10,022
Assurant Inc	4,640	447		Roper Technologies Inc	2,465	539
Assured Guaranty Ltd	145,187	5,536		Welbilt Inc (a)	3,375	69
Axis Capital Holdings Ltd	5,272	347		Xylem Inc/NY	158,073	8,127
Brown & Brown Inc	4,956	213		Zebra Technologies Corp (a)	416	39
Cincinnati Financial Corp	4,952	357				$28,343
CNA Financial Corp	1,613	73		Media - 2.09%
Erie Indemnity Co	397	49		CBS Corp	161,600	10,756
Everest Re Group Ltd	2,312	582		Discovery Communications Inc - A Shares (a)	819	24
First American Financial Corp	18,810	817		Discovery Communications Inc - C Shares (a)	2,540	71
Genworth Financial Inc (a)	79,590	322
				John Wiley & Sons Inc	2,058	109
Hanover Insurance Group Inc/The	44,023	3,886		Liberty Broadband Corp - A Shares (a)	1,764	158
Hartford Financial Services Group Inc/The	52,248	2,526		Liberty Broadband Corp - C Shares (a)	5,705	520
Lincoln National Corp	27,865	1,838		Liberty Media Corp-Liberty SiriusXM - A	4,126	157
Loews Corp	9,248	431		Shares (a)
Markel Corp (a)	10,021	9,716
				Liberty Media Corp-Liberty SiriusXM - C	6,037	229
Marsh & McLennan Cos Inc	125,070	9,271		Shares (a)
Mercury General Corp	14,133	869		News Corp - A Shares	16,808	214
Old Republic International Corp	51,869	1,072		TEGNA Inc	436,854	11,131
ProAssurance Corp	55,876	3,459		Tribune Media Co	3,156	116
Progressive Corp/The	25,329	1,006		Viacom Inc - A Shares	298	13
Reinsurance Group of America Inc	3,724	466		Viacom Inc - B Shares	13,382	570
RenaissanceRe Holdings Ltd	3,491	496				$24,068
Torchmark Corp	6,583	505
				Metal Fabrication & Hardware - 0.02%
Unum Group	12,727	590		Timken Co/The	3,565	172
Validus Holdings Ltd	79,618	4,402		Valmont Industries Inc	334	51
Voya Financial Inc	20,952	783
						$223
White Mountains Insurance Group Ltd	494	424

See accompanying notes				301

Schedule of Investments
MidCap Value Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining - 0.33%				Oil & Gas Services (continued)
Alcoa Corp	6,581	$222		Weatherford International PLC (a)	32,356	$187
Compass Minerals International Inc	1,470	97				$11,863
Freeport-McMoRan Inc (a)	108,770	1,387		Packaging & Containers - 1.55%
Newmont Mining Corp	57,506	1,944		Bemis Co Inc	32,238	1,448
Southern Copper Corp	2,101	74		Crown Holdings Inc (a)	252,738	14,176
Tahoe Resources Inc	13,032	105		Graphic Packaging Holding Co	4,877	66
		$3,829		Sonoco Products Co	23,215	1,215
Miscellaneous Manufacturers - 4.55%				WestRock Co	17,571	941
AptarGroup Inc	165,088	13,257				$17,846
Carlisle Cos Inc	5,646	572		Pharmaceuticals - 0.32%
Colfax Corp (a)	4,579	185		Endo International PLC (a)	9,154	104
Crane Co	10,541	842		Mallinckrodt PLC (a)	20,604	967
Donaldson Co Inc	321	15		Mead Johnson Nutrition Co	3,952	351
Dover Corp	5,064	399		Perrigo Co PLC	6,316	467
Ingersoll-Rand PLC	175,249	15,554		Premier Inc (a)	52,076	1,760
ITT Inc	4,092	172				$3,649
Parker-Hannifin Corp	54,500	8,764		Pipelines - 0.31%
Pentair PLC	5,490	354		Cheniere Energy Inc (a)	6,591	299
Textron Inc	226,497	10,569		Targa Resources Corp	10,720	591
Trinity Industries Inc	63,360	1,704		Williams Cos Inc/The	88,517	2,711
		$52,387				$3,601
Office & Business Equipment - 0.04%				Real Estate - 0.14%
Xerox Corp	59,475	428		Howard Hughes Corp/The (a)	10,911	1,343
				Jones Lang LaSalle Inc	1,908	219
Oil & Gas - 5.21%						$1,562
Antero Resources Corp (a)	7,988	169
				REITS- 8.19%
Cabot Oil & Gas Corp	4,467	104		AGNC Investment Corp	22,926	483
Cimarex Energy Co	79,296	9,253		Alexandria Real Estate Equities Inc	2,609	294
Cobalt International Energy Inc (a)	88,575	35
				American Campus Communities Inc	7,142	338
Concho Resources Inc (a)	4,654	589
				American Homes 4 Rent	7,991	184
Continental Resources Inc/OK (a)	2,326	99
				Annaly Capital Management Inc	33,601	397
Devon Energy Corp	282,097	11,141		Apartment Investment & Management Co	5,153	225
Diamond Offshore Drilling Inc (a)	3,392	49
				Apple Hospitality REIT Inc	8,115	152
Diamondback Energy Inc (a)	2,235	223
				AvalonBay Communities Inc	11,064	2,101
Energen Corp (a)	189,343	9,844
				Boston Properties Inc	7,921	1,002
Ensco PLC	133,431	1,053		Brandywine Realty Trust	104,049	1,766
EQT Corp	21,626	1,258		Brixmor Property Group Inc	9,098	180
Gulfport Energy Corp (a)	22,925	364
				Camden Property Trust	22,922	1,887
Helmerich & Payne Inc	5,844	354		Care Capital Properties Inc	15,714	422
Hess Corp	9,307	454		CBL & Associates Properties Inc	33,842	313
HollyFrontier Corp	53,108	1,495		Chimera Investment Corp	113,695	2,315
Laredo Petroleum Inc (a)	7,054	91
				Colony NorthStar Inc	24,672	322
Marathon Oil Corp	87,738	1,304		Columbia Property Trust Inc	98,210	2,210
Marathon Petroleum Corp	41,734	2,125		CoreCivic Inc	5,053	174
Murphy Oil Corp	16,677	437		Corporate Office Properties Trust	4,409	144
Murphy USA Inc (a)	654	46
				DCT Industrial Trust Inc	49,314	2,493
Nabors Industries Ltd	12,907	133		DDR Corp	626,945	6,778
Newfield Exploration Co (a)	4,829	167
				Digital Realty Trust Inc	1,552	178
Noble Corp PLC	22,895	110		Douglas Emmett Inc	6,505	245
Noble Energy Inc	21,075	681		Duke Realty Corp	29,368	814
Parsley Energy Inc (a)	118,729	3,536
				Empire State Realty Trust Inc	2,842	59
Patterson-UTI Energy Inc	7,531	163		EPR Properties	23,669	1,721
PBF Energy Inc	25,565	571		Equity Commonwealth (a)	168,131	5,378
PDC Energy Inc (a)	161,871	8,940
				Essex Property Trust Inc	2,111	516
QEP Resources Inc (a)	10,368	122
				Gaming and Leisure Properties Inc	35,078	1,221
Range Resources Corp	9,859	261		GGP Inc	51,322	1,109
Rice Energy Inc (a)	7,008	149
				HCP Inc	15,448	484
Rowan Cos PLC (a)	131,932	1,857
				Healthcare Trust of America Inc	1,870	60
SM Energy Co	4,327	98		Highwoods Properties Inc	83,704	4,259
Tesoro Corp	28,618	2,281		Hospitality Properties Trust	99,941	3,182
Transocean Ltd (a)	16,059	177
				Host Hotels & Resorts Inc	36,728	659
Whiting Petroleum Corp (a)	9,771	81
				Kilroy Realty Corp	5,429	383
WPX Energy Inc (a)	17,021	203
				Kimco Realty Corp	31,166	633
		$60,017		Lamar Advertising Co	99,200	7,149
Oil & Gas Services - 1.03%				Liberty Property Trust	42,143	1,710
Baker Hughes Inc	20,778	1,234		Life Storage Inc	744	58
Dril-Quip Inc (a)	1,906	98
				Macerich Co/The	4,741	296
Frank's International NV	1,613	15		MFA Financial Inc	491,245	4,083
National Oilwell Varco Inc	12,476	436		Mid-America Apartment Communities Inc	6,264	622
Oceaneering International Inc	14,478	382		National Retail Properties Inc	239,596	10,115
RPC Inc	3,348	61		Omega Healthcare Investors Inc	37,368	1,233
Superior Energy Services Inc (a)	689,741	8,331
				Outfront Media Inc	5,683	149
TechnipFMC PLC (a)	37,130	1,119
				Paramount Group Inc	126,626	2,077

See accompanying notes				302

Schedule of Investments
MidCap Value Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITS (continued)				Semiconductors (continued)
Park Hotels & Resorts Inc	711	$18		Xilinx Inc	41,531	$2,621
Piedmont Office Realty Trust Inc	7,129	156				$34,015
Prologis Inc	25,150	1,368		Shipbuilding - 0.01%
Quality Care Properties Inc (a)	26,034	451		Huntington Ingalls Industries Inc	816	164
Rayonier Inc	5,433	153
Realty Income Corp	12,732	743		Software - 2.13%
Regency Centers Corp	25,365	1,603		Akamai Technologies Inc (a)	1,358	83
Retail Properties of America Inc	176,513	2,355		Allscripts Healthcare Solutions Inc (a)	8,440	101
SBA Communications Corp (a)	1,486	188		ANSYS Inc (a)	5,984	659
Senior Housing Properties Trust	26,033	560		Autodesk Inc (a)	1,268	114
SL Green Realty Corp	5,244	550		CA Inc	21,500	706
Spirit Realty Capital Inc	22,432	211		CommerceHub Inc - Series A (a)	590	10
Starwood Property Trust Inc	42,518	965		CommerceHub Inc - Series C (a)	1,090	17
STORE Capital Corp	75,208	1,804		Donnelley Financial Solutions Inc (a)	1,139	25
Sun Communities Inc	7,281	609		Dun & Bradstreet Corp/The	10,438	1,144
Tanger Factory Outlet Centers Inc	800	25		Fidelity National Information Services Inc	146,424	12,328
Taubman Centers Inc	1,384	87		Nuance Communications Inc (a)	2,478	44
Two Harbors Investment Corp	211,193	2,110		PTC Inc (a)	2,059	111
UDR Inc	8,756	327		SS&C Technologies Holdings Inc	1,355	50
Uniti Group Inc	5,249	144		Synopsys Inc (a)	121,695	8,969
Ventas Inc	7,659	490		Twilio Inc (a)	181	6
VEREIT Inc	348,015	2,913		Zynga Inc (a)	31,177	90
Vornado Realty Trust	13,110	1,262				$24,457
Weingarten Realty Investors	5,305	174		Telecommunications - 2.15%
Welltower Inc	11,802	843		ARRIS International PLC (a)	314,524	8,175
Weyerhaeuser Co	24,502	830		CenturyLink Inc	24,251	623
WP Carey Inc	11,635	728		EchoStar Corp (a)	1,936	111
		$94,240		Frontier Communications Corp	48,682	92
Retail - 1.69%				Juniper Networks Inc	61,505	1,849
AutoNation Inc (a)	1,769	74		Level 3 Communications Inc (a)	12,822	779
Bed Bath & Beyond Inc	6,554	254		Motorola Solutions Inc	146,961	12,634
Best Buy Co Inc	29,592	1,533		Sprint Corp (a)	25,063	226
Burlington Stores Inc (a)	1,874	185		Telephone & Data Systems Inc	3,970	109
Coach Inc	26,712	1,052		United States Cellular Corp (a)	563	22
CST Brands Inc	3,332	161		Viavi Solutions Inc (a)	16,470	165
Dick's Sporting Goods Inc	937	47				$24,785
Dillard's Inc	822	46		Textiles - 0.02%
Foot Locker Inc	1,329	103		Mohawk Industries Inc (a)	749	176
GameStop Corp	4,501	102
Gap Inc/The	11,540	302		Toys, Games & Hobbies - 0.04%
Genuine Parts Co	274	25		Mattel Inc	18,351	411
Kohl's Corp	7,917	309
L Brands Inc	6,563	347		Transportation - 1.04%
Liberty Interactive Corp QVC Group (a)	6,010	127
				Expeditors International of Washington Inc	1,768	99
Macy's Inc	10,195	298		Genesee & Wyoming Inc (a)	2,599	176
Michaels Cos Inc/The (a)	1,181	28
				Kansas City Southern	6,838	616
MSC Industrial Direct Co Inc	7,556	677		Kirby Corp (a)	2,301	163
Nu Skin Enterprises Inc	1,557	86		Old Dominion Freight Line Inc	120,995	10,710
Penske Automotive Group Inc	1,838	88		Ryder System Inc	2,309	157
PVH Corp	3,861	390				$11,921
Signet Jewelers Ltd	284	19		Water- 0.25%
Staples Inc	169,033	1,651		American Water Works Co Inc	5,881	469
Tiffany & Co	104,463	9,574		Aqua America Inc	72,478	2,398
Urban Outfitters Inc (a)	1,070	25
						$2,867
Wendy's Co/The	4,360	64		TOTAL COMMON STOCKS		$1,122,322
World Fuel Services Corp	50,324	1,853
				INVESTMENT COMPANIES - 2.10%	Shares Held	Value (000's)
		$19,420
				Money Market Funds - 2.10%
Savings & Loans - 0.07%				BlackRock Liquidity Funds FedFund Portfolio	2,486,469	2,486
New York Community Bancorp Inc	15,633	208		Cash Account Trust - Government & Agency	443,415	444
People's United Financial Inc	31,494	550		Portfolio - Government Cash Managed
		$758		First American Government Obligations Fund	21,297,114	21,297
Semiconductors - 2.96%						$24,227
Analog Devices Inc	15,599	1,189		TOTAL INVESTMENT COMPANIES		$24,227
Cypress Semiconductor Corp	13,185	185
IPG Photonics Corp (a)	251	32		Total Investments		$1,146,549
				Other Assets and Liabilities - 0.39%		$4,447
KLA-Tencor Corp	91,126	8,950
Lam Research Corp	13,694	1,984		TOTAL NET ASSETS - 100.00%		$1,150,996
Marvell Technology Group Ltd	91,254	1,370
Micron Technology Inc (a)	126,316	3,495
ON Semiconductor Corp (a)	49,324	699		(a) Non-Income Producing Security
Qorvo Inc (a)	3,801	259		(b)		Security is Illiquid. At the end of the period, the value of these securities
				totaled $0 or 0.00% of net assets.
Skyworks Solutions Inc	86,199	8,597
Teradyne Inc	131,379	4,634

See accompanying notes				303

Schedule of Investments
MidCap Value Fund I
April 30, 2017 (unaudited)

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.18%
Industrial		19.69%
Consumer, Non-cyclical		10.71%
Technology		8.48%
Utilities		7.77%
Consumer, Cyclical		6.97%
Energy		6.57%
Communications		5.56%
Basic Materials		5.43%
Investment Companies		2.10%
Diversified		0.15%
Other Assets and Liabilities		0.39%
TOTAL NET ASSETS		100.00%

Restricted Securities

Security Name	Trade Date		Cost		Value		Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/13/2015			$6		$—	0.00%
Centers

Total							0.00%
Amounts in thousands

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2017	Long	163	$27,801		$28,199		$398
Total							$398

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS - 96.46%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 2.15%				Biotechnology (continued)
Arconic Inc	22,450	$614		United Therapeutics Corp (a)	1,451	$183
Harris Corp	4,453	498				$431
L3 Technologies Inc	4,129	709		Building Materials - 3.74%
Orbital ATK Inc	103,781	10,274		Armstrong World Industries Inc (a)	2,421	113
Spirit AeroSystems Holdings Inc	306,012	17,492		Cree Inc (a)	2,896	63
		$29,587		CRH PLC ADR	260,954	9,478
Agriculture - 1.28%				Johnson Controls International plc	365,951	15,213
Bunge Ltd	7,186	568		Lennox International Inc	107	18
Reynolds American Inc	265,053	17,096		Martin Marietta Materials Inc	211	46
		$17,664		Masco Corp	4,113	152
Airlines - 0.68%				Owens Corning	430,170	26,176
				USG Corp (a)	4,547	138
Alaska Air Group Inc	23,088	1,965
American Airlines Group Inc	18,879	805		Vulcan Materials Co	317	38
Copa Holdings SA	44,548	5,186				$51,435
JetBlue Airways Corp (a)	10,625	232		Chemicals - 4.77%
United Continental Holdings Inc (a)	15,912	1,117		Albemarle Corp	5,726	624
		$9,305		Ashland Global Holdings Inc	2,210	273
				Axalta Coating Systems Ltd (a)	438,200	13,746
Apparel - 0.98%
Hanesbrands Inc	607,745	13,255		Cabot Corp	226,873	13,656
Ralph Lauren Corp	2,509	202		Celanese Corp	86,456	7,525
		$13,457		CF Industries Holdings Inc	8,326	223
Automobile Manufacturers - 0.05%				Eastman Chemical Co	97,337	7,763
PACCAR Inc	11,150	744		FMC Corp	129,462	9,480
				Huntsman Corp	162,325	4,021
Automobile Parts & Equipment - 1.06%				Mosaic Co/The	17,515	472
Adient PLC	2,570	189		NewMarket Corp	49	23
				Platform Specialty Products Corp (a)	9,775	138
Allison Transmission Holdings Inc	195,655	7,568
BorgWarner Inc	6,810	288		Valvoline Inc	1,939	43
Goodyear Tire & Rubber Co/The	12,816	464		Versum Materials Inc	235,100	7,528
Lear Corp	43,118	6,151		Westlake Chemical Corp	1,864	116
		$14,660		WR Grace & Co	1,468	102
Banks - 5.66%						$65,733
Associated Banc-Corp	7,534	188		Coal - 0.01%
				CONSOL Energy Inc (a)	11,407	173
Bank of Hawaii Corp	2,178	178
BankUnited Inc	4,905	173
BOK Financial Corp	1,332	112		Commercial Services - 2.12%
Capital One Financial Corp	176,595	14,195		AMERCO	117	44
Citizens Financial Group Inc	151,090	5,547		Aramark	4,868	178
Comerica Inc	6,227	440		Booz Allen Hamilton Holding Corp	438	16
				CoreLogic Inc/United States (a)	1,673	71
Commerce Bancshares Inc/MO	4,331	238
Cullen/Frost Bankers Inc	2,653	250		Graham Holdings Co	217	131
East West Bancorp Inc	120,631	6,547		H&R Block Inc	9,900	245
				Live Nation Entertainment Inc (a)	2,908	93
Fifth Third Bancorp	398,296	9,730
First Hawaiian Inc	1,659	49		LSC Communications Inc	1,383	36
First Horizon National Corp	11,357	208		Macquarie Infrastructure Corp	2,649	215
First Republic Bank/CA	1,078	100		ManpowerGroup Inc	4,118	416
Huntington Bancshares Inc/OH	38,379	494		Moody's Corp	616	73
KeyCorp	342,588	6,249		Nielsen Holdings PLC	203,988	8,390
				Quanta Services Inc (a)	269,622	9,556
M&T Bank Corp	5,338	830
Northern Trust Corp	10,060	905		RR Donnelley & Sons Co	1,347	17
PacWest Bancorp	7,486	370		Total System Services Inc	166,822	9,560
				United Rentals Inc (a)	1,449	159
Popular Inc	5,112	214
Regions Financial Corp	66,910	920				$29,200
Signature Bank/New York NY (a)	761	105		Computers - 1.50%
SunTrust Banks Inc	399,089	22,672		Amdocs Ltd	175,788	10,765
SVB Financial Group (a)	479	84		Brocade Communications Systems Inc	18,434	232
				Conduent Inc (a)	9,350	152
Synovus Financial Corp	6,156	257
TCF Financial Corp	8,089	134		Leidos Holdings Inc	78,110	4,114
Valley National Bancorp	518,591	6,099		NetApp Inc	103,389	4,120
Western Alliance Bancorp (a)	2,167	104		Western Digital Corp	13,987	1,246
Zions Bancorporation	12,024	481				$20,629
		$77,873		Consumer Products - 0.77%
Beverages - 0.90%				Avery Dennison Corp	125,587	10,450
Brown-Forman Corp - A Shares	137	7		Clorox Co/The	683	91
Brown-Forman Corp - B Shares	386	18				$10,541
Coca-Cola European Partners PLC	306,500	11,837		Cosmetics & Personal Care - 0.03%
Molson Coors Brewing Co	6,136	588		Coty Inc	15,309	273
		$12,450		Edgewell Personal Care Co (a)	2,678	192
Biotechnology - 0.03%						$465
Alnylam Pharmaceuticals Inc (a)	428	23		Distribution & Wholesale - 0.01%
Bio-Rad Laboratories Inc (a)	1,004	219		WESCO International Inc (a)	2,523	154
Juno Therapeutics Inc (a)	247	6

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services - 5.70%				Engineering & Construction (continued)
Affiliated Managers Group Inc	259	$43		Fluor Corp	8,026	$412
Air Lease Corp	2,534	97		Jacobs Engineering Group Inc	7,237	397
Ally Financial Inc	25,878	512				$1,212
Ameriprise Financial Inc	50,283	6,429		Entertainment - 0.77%
CIT Group Inc	7,066	327		Dolby Laboratories Inc	2,333	123
Discover Financial Services	234,096	14,652		International Game Technology PLC	153,897	3,416
E*TRADE Financial Corp (a)	9,959	344		Madison Square Garden Co/The (a)	827	167
FNF Group	331,767	13,586		Regal Entertainment Group	3,110	69
Invesco Ltd	12,213	402		SeaWorld Entertainment Inc	388,218	6,805
Lazard Ltd	94,048	4,038				$10,580
Legg Mason Inc	4,704	176		Environmental Control - 0.04%
LPL Financial Holdings Inc	119,213	5,012		Republic Services Inc	8,413	530
Nasdaq Inc	3,976	274		Stericycle Inc (a)	168	14
Navient Corp	871,635	13,249				$544
OneMain Holdings Inc (a)	3,038	71
				Food- 1.36%
Raymond James Financial Inc	74,084	5,521		Conagra Brands Inc	5,670	220
Santander Consumer USA Holdings Inc (a)	6,075	77
				Flowers Foods Inc	684	13

SLM Corp(a)	978,537	12,271		Hain Celestial Group Inc/The (a)	1,166	43
Synchrony Financial	41,774	1,161		Hormel Foods Corp	2,703	95
T Rowe Price Group Inc	2,034	144		Ingredion Inc	48,483	6,004
TD Ameritrade Holding Corp	965	37		JM Smucker Co/The	47,873	6,067
		$78,423		Kellogg Co	673	48
Electric - 5.28%				Lamb Weston Holdings Inc	2,382	99
AES Corp/VA	23,392	265		Pilgrim's Pride Corp	2,286	59
Alliant Energy Corp	13,056	513		Pinnacle Foods Inc	6,262	364
Ameren Corp	13,514	739		Post Holdings Inc (a)	1,518	128
Avangrid Inc	2,536	110		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	8,276	—
Calpine Corp (a)	16,247	166		Safeway, Inc. - CVR - Property Development	8,276	—
CMS Energy Corp	15,451	701		Centers (a),(b),(c),(d)
Consolidated Edison Inc	10,894	864		TreeHouse Foods Inc (a)	1,702	149
DTE Energy Co	57,324	5,995		Tyson Foods Inc	79,927	5,136
Edison International	104,522	8,358		Whole Foods Market Inc	9,432	343
Entergy Corp	9,764	745				$18,768
Eversource Energy	16,295	968		Forest Products & Paper - 0.50%
FirstEnergy Corp	15,190	455		Domtar Corp	153,827	6,099
Great Plains Energy Inc	14,043	416		International Paper Co	14,647	791
Hawaiian Electric Industries Inc	4,851	163				$6,890
MDU Resources Group Inc	8,820	237
				Gas- 2.59%
NRG Energy Inc	21,679	366		Atmos Energy Corp	3,606	292
OGE Energy Corp	255,492	8,886		CenterPoint Energy Inc	951,411	27,144
Pinnacle West Capital Corp	142,110	12,092		National Fuel Gas Co	3,348	185
PPL Corp	33,672	1,283		NiSource Inc	11,429	277
Public Service Enterprise Group Inc	360,367	15,874		Sempra Energy	8,924	1,009
SCANA Corp	6,764	449		UGI Corp	130,703	6,556
WEC Energy Group Inc	11,287	683		Vectren Corp	3,773	224
Westar Energy Inc	5,046	263
						$35,687
Xcel Energy Inc	267,684	12,059
				Hand & Machine Tools - 2.51%
		$72,650
				Lincoln Electric Holdings Inc	1,291	115
Electrical Components & Equipment - 0.05%				Regal Beloit Corp	2,305	182
AMETEK Inc	6,706	384		Snap-on Inc	1,210	203
Energizer Holdings Inc	1,906	113		Stanley Black & Decker Inc	250,344	34,084
Hubbell Inc	1,711	193
						$34,584
		$690
				Healthcare - Products - 0.81%
Electronics - 0.51%				Alere Inc (a)	3,452	170
Agilent Technologies Inc	84,662	4,661
Arrow Electronics Inc (a)	5,138	362		Cooper Cos Inc/The	764	153
				DENTSPLY SIRONA Inc	8,204	519
Avnet Inc	6,915	268
Fitbit Inc (a)	1,165	7		Hill-Rom Holdings Inc	422	32
				OPKO Health Inc (a)	1,303	10
FLIR Systems Inc	6,273	230		Patterson Cos Inc	208,501	9,276
Garmin Ltd	5,316	270		QIAGEN NV (a)	7,837	236
Gentex Corp	7,517	155		Teleflex Inc	1,269	262
Jabil Circuit Inc	8,576	249		VWR Corp (a)	3,778	107
Keysight Technologies Inc (a)	9,822	368
				Zimmer Biomet Holdings Inc	3,091	370
National Instruments Corp	1,012	35
						$11,135
PerkinElmer Inc	4,768	283
Trimble Inc (a)	3,962	140		Healthcare - Services - 3.05%
				Brookdale Senior Living Inc (a)	8,941	116
		$7,028		Centene Corp (a)	2,924	218
Energy - Alternate Sources - 0.01%				Cigna Corp	124,647	19,491
First Solar Inc (a)	3,426	101
				DaVita Inc (a)	3,420	236
				Envision Healthcare Corp (a)	1,193	67
Engineering & Construction - 0.09%				Laboratory Corp of America Holdings (a)	34,607	4,850
AECOM (a)	7,384	253
				LifePoint Health Inc (a)	1,908	119
Chicago Bridge & Iron Co NV ADR	4,995	150		MEDNAX Inc (a)	954	58
See accompanying notes				306

Schedule of Investments
MidCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)				Iron & Steel (continued)
Quest Diagnostics Inc	7,112	$750		Steel Dynamics Inc	202,444	$7,316
Quintiles IMS Holdings Inc (a)	1,013	85		United States Steel Corp	7,510	167
Universal Health Services Inc	3,449	416				$8,814
WellCare Health Plans Inc (a)	101,820	15,620		Leisure Products & Services - 3.13%
		$42,026		Brunswick Corp/DE	986	56
Holding Companies - Diversified - 0.02%				Norwegian Cruise Line Holdings Ltd (a)	374,092	20,175
Leucadia National Corp	11,727	298		Royal Caribbean Cruises Ltd	214,017	22,814
						$43,045
Home Builders - 0.08%				Lodging - 0.08%
CalAtlantic Group Inc	3,277	119		Choice Hotels International Inc	689	43
DR Horton Inc	8,668	285		Extended Stay America Inc	3,688	64
Lennar Corp - A Shares	5,040	255		Hilton Grand Vacations Inc (a)	622	21
Lennar Corp - B Shares	528	22		Hilton Worldwide Holdings Inc	738	43
PulteGroup Inc	12,593	285		Hyatt Hotels Corp (a)	1,530	85
Toll Brothers Inc	4,071	147		Marriott International Inc/MD	4,214	398
		$1,113		MGM Resorts International	15,395	473
Home Furnishings - 1.33%				Wynn Resorts Ltd	243	30
Whirlpool Corp	98,521	18,293				$1,157
				Machinery - Construction & Mining - 0.03%
Housewares - 0.00%				Oshkosh Corp	3,698	257
Scotts Miracle-Gro Co/The	337	33		Terex Corp	5,361	187
						$444
Insurance - 7.22%				Machinery - Diversified - 1.35%
Alleghany Corp (a)	883	539
				AGCO Corp	3,441	220
Allied World Assurance Co Holdings AG	4,334	230		CNH Industrial NV	716,198	7,950
American Financial Group Inc/OH	4,551	443		Cummins Inc	62,039	9,364
American National Insurance Co	508	59		Flowserve Corp	1,792	91
AmTrust Financial Services Inc	4,722	76		IDEX Corp	195	21
Arch Capital Group Ltd (a)	4,090	397		Rockwell Automation Inc	963	152
Arthur J Gallagher & Co	1,965	110		Roper Technologies Inc	2,663	582
Aspen Insurance Holdings Ltd	3,154	165		Welbilt Inc (a)	3,659	75
Assured Guaranty Ltd	243,950	9,302		Xylem Inc/NY	3,022	155
Athene Holding Ltd (a)	88,000	4,691		Zebra Technologies Corp (a)	451	43
Axis Capital Holdings Ltd	5,696	375				$18,653
Brown & Brown Inc	5,341	229		Media- 1.19%
Cincinnati Financial Corp	5,349	386		Discovery Communications Inc - A Shares (a)	866	25
CNA Financial Corp	1,761	80		Discovery Communications Inc - C Shares (a)	2,754	77
Erie Indemnity Co	431	53		John Wiley & Sons Inc	2,222	117
Everest Re Group Ltd	73,398	18,475		Liberty Broadband Corp - A Shares (a)	1,297	117
First American Financial Corp	5,407	235		Liberty Broadband Corp - C Shares (a)	5,194	474
Hanover Insurance Group Inc/The	2,131	188		Liberty Media Corp-Liberty SiriusXM - A	4,474	171
Hartford Financial Services Group Inc/The	13,151	636		Shares (a)
Lincoln National Corp	84,759	5,589		Liberty Media Corp-Liberty SiriusXM - C	6,505	247
Loews Corp	9,995	466		Shares (a)
Markel Corp (a)	487	472
				Meredith Corp	144,803	8,478
Mercury General Corp	1,421	87		News Corp - A Shares	18,110	230
Old Republic International Corp	11,947	247		Scripps Networks Interactive Inc	78,100	5,836
ProAssurance Corp	2,673	165		TEGNA Inc	12,257	312
Progressive Corp/The	27,374	1,087		Tribune Media Co	3,422	125
Reinsurance Group of America Inc	116,615	14,582		Viacom Inc - A Shares	359	16
RenaissanceRe Holdings Ltd	1,506	214		Viacom Inc - B Shares	3,180	135
Torchmark Corp	7,114	546				$16,360
Unum Group	408,956	18,947
				Metal Fabrication & Hardware - 0.02%
Validus Holdings Ltd	3,791	210		Timken Co/The	3,759	182
Voya Financial Inc	6,775	253		Valmont Industries Inc	362	55
Willis Towers Watson PLC	102,918	13,649
						$237
WR Berkley Corp	3,417	232
XL Group Ltd	142,839	5,978		Mining - 0.12%
				Alcoa Corp	7,096	239
		$99,393
				Compass Minerals International Inc	1,594	105
Internet - 0.08%				Freeport-McMoRan Inc (a)	37,056	473
FireEye Inc (a)	5,316	67
IAC/InterActiveCorp (a)	742	62		Newmont Mining Corp	18,986	642
Liberty Expedia Holdings Inc (a)	2,155	104		Southern Copper Corp	2,301	81
Liberty Ventures (a)	3,129	169		Tahoe Resources Inc	13,948	113
Pandora Media Inc (a)	1,609	17				$1,653
Symantec Corp	18,788	594		Miscellaneous Manufacturers - 2.27%
Twitter Inc (a)	2,577	42		AptarGroup Inc	2,224	178
Yelp Inc (a)	756	27		Carlisle Cos Inc	1,564	158
				Colfax Corp (a)	4,967	201
Zillow Group Inc - C Shares (a)	1,484	58
				Crane Co	2,539	203
		$1,140
				Donaldson Co Inc	367	17
Iron & Steel - 0.64%				Dover Corp	5,472	432
Nucor Corp	16,121	989		Ingersoll-Rand PLC	168,230	14,931
Reliance Steel & Aluminum Co	4,337	342		ITT Inc	4,438	187
See accompanying notes				307

Schedule of Investments
MidCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturers (continued)				Pipelines (continued)
Parker-Hannifin Corp	86,585	$13,923		ONEOK Inc	201,200	$10,585
Pentair PLC	5,907	381		Targa Resources Corp	10,753	593
Textron Inc	9,506	443		Williams Cos Inc/The	33,696	1,032
Trinity Industries Inc	7,462	201				$12,532
		$31,255		Real Estate - 0.03%
Office & Business Equipment - 0.03%				Howard Hughes Corp/The (a)	1,703	210
Xerox Corp	55,334	398		Jones Lang LaSalle Inc	2,069	237
						$447
Oil & Gas - 6.07%				REITS - 9.80%
Antero Resources Corp (a)	8,664	184		AGNC Investment Corp	11,768	248
Cabot Oil & Gas Corp	4,846	113		Alexandria Real Estate Equities Inc	2,816	317
Chesapeake Energy Corp (a)	1,013,700	5,332		American Campus Communities Inc	7,714	366
Cimarex Energy Co	2,798	326		American Homes 4 Rent	348,568	8,035
Concho Resources Inc (a)	51,730	6,552		Annaly Capital Management Inc	357,849	4,226
Continental Resources Inc/OK (a)	2,564	109		Apartment Investment & Management Co	5,556	243
Devon Energy Corp	481,740	19,024		Apple Hospitality REIT Inc	8,801	165
Diamond Offshore Drilling Inc (a)	3,678	53		AvalonBay Communities Inc	6,829	1,296
Diamondback Energy Inc (a)	2,408	240		Boston Properties Inc	6,508	824
Energen Corp (a)	4,657	242		Brandywine Realty Trust	9,215	156
Ensco PLC	15,722	124		Brixmor Property Group Inc	9,867	195
EQT Corp	6,143	357		Camden Property Trust	5,384	443
Helmerich & Payne Inc	6,316	383		Care Capital Properties Inc	79,599	2,138
Hess Corp	10,060	491		Chimera Investment Corp	9,704	198
HollyFrontier Corp	8,164	230		Colony NorthStar Inc	26,540	347
Laredo Petroleum Inc (a)	7,562	97		Columbia Property Trust Inc	6,404	144
Marathon Oil Corp	30,260	450		CoreCivic Inc	5,480	189
Marathon Petroleum Corp	27,316	1,392		Corporate Office Properties Trust	191,981	6,285
Murphy Oil Corp	7,949	208		DCT Industrial Trust Inc	4,514	228
Murphy USA Inc (a)	708	49		DDR Corp	15,339	166
Nabors Industries Ltd	638,200	6,599		Digital Realty Trust Inc	108,197	12,425
Newfield Exploration Co (a)	5,275	183		Douglas Emmett Inc	7,018	264
Noble Corp PLC	11,964	57		Duke Realty Corp	500,176	13,870
Noble Energy Inc	22,778	736		Empire State Realty Trust Inc	3,082	64
Parsley Energy Inc (a)	7,253	216		EPR Properties	91,557	6,658
Patterson-UTI Energy Inc	286,768	6,207		Equity Commonwealth (a)	6,348	203
PBF Energy Inc	407,868	9,104		Equity LifeStyle Properties Inc	116,300	9,410
QEP Resources Inc (a)	11,242	133		Essex Property Trust Inc	2,269	555
Range Resources Corp	10,644	282		GEO Group Inc/The	301,350	10,041
Rice Energy Inc (a)	7,602	162		GGP Inc	20,558	444
Rowan Cos PLC (a)	6,848	96		HCP Inc	16,696	523
SM Energy Co	4,692	106		Healthcare Trust of America Inc	2,027	65
Tesoro Corp	142,876	11,389		Highwoods Properties Inc	4,812	245
Transocean Ltd (a)	17,305	191		Hospitality Properties Trust	8,082	257
Vermilion Energy Inc	337,100	11,866		Host Hotels & Resorts Inc	39,695	712
Whiting Petroleum Corp (a)	10,598	88		Kilroy Realty Corp	5,867	414
WPX Energy Inc (a)	18,302	218		Kimco Realty Corp	21,179	430
		$83,589		Liberty Property Trust	314,822	12,772
Oil & Gas Services - 0.18%				Life Storage Inc	804	63
Baker Hughes Inc	22,456	1,333		Macerich Co/The	5,119	320
Dril-Quip Inc (a)	2,067	107		MFA Financial Inc	18,878	157
Frank's International NV	1,898	17		Mid-America Apartment Communities Inc	4,018	399
National Oilwell Varco Inc	13,484	472		National Retail Properties Inc	9,094	384
Oceaneering International Inc	5,091	134		Omega Healthcare Investors Inc	4,129	136
RPC Inc	3,631	66		Outfront Media Inc	6,164	161
Superior Energy Services Inc (a)	7,679	93		Paramount Group Inc	9,003	148
Weatherford International PLC (a)	34,878	201		Park Hotels & Resorts Inc	733	19
		$2,423		Piedmont Office Realty Trust Inc	182,232	3,982
Packaging & Containers - 0.09%				Prologis Inc	380,440	20,700
Bemis Co Inc	3,925	176		Quality Care Properties Inc (a)	5,265	91
Graphic Packaging Holding Co	5,290	72		Rayonier Inc	5,893	166
Sonoco Products Co	4,865	255		Realty Income Corp	13,760	803
WestRock Co	13,088	701		Regency Centers Corp	4,507	285
		$1,204		Retail Properties of America Inc	12,250	163
				SBA Communications Corp (a)	1,611	204
Pharmaceuticals - 1.29%
Cardinal Health Inc	227,487	16,513		Senior Housing Properties Trust	224,568	4,833
Endo International PLC (a)	9,926	113		SL Green Realty Corp	5,667	595
Mallinckrodt PLC (a)	5,218	245		Spirit Realty Capital Inc	23,725	223
Mead Johnson Nutrition Co	4,250	377		Starwood Property Trust Inc	17,025	386
Perrigo Co PLC	6,826	505		STORE Capital Corp	8,224	197
Premier Inc (a)	1,949	66		Sun Communities Inc	3,294	275
		$17,819		Tanger Factory Outlet Centers Inc	850	26
Pipelines - 0.91%				Taubman Centers Inc	1,501	94
Cheniere Energy Inc (a)	7,092	322		Two Harbors Investment Corp	17,959	179
				UDR Inc	9,420	352
See accompanying notes				308

Schedule of Investments
MidCap Value Fund III
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITS (continued)				Software (continued)
Uniti Group Inc	5,693	$156		SS&C Technologies Holdings Inc	1,469	$54
Ventas Inc	8,277	530		Synopsys Inc (a)	263,182	19,396
VEREIT Inc	34,355	288		Twilio Inc (a)	207	7
Vornado Realty Trust	9,153	881		Zynga Inc (a)	33,816	98
Weingarten Realty Investors	5,754	189				$29,277
Welltower Inc	12,756	911		Telecommunications - 0.24%
Weyerhaeuser Co	26,481	897		ARRIS International PLC (a)	6,701	174
WP Carey Inc	3,672	230		CenturyLink Inc	26,210	673
		$134,984		EchoStar Corp (a)	2,099	121
Retail - 3.39%				Frontier Communications Corp	52,787	99
AutoNation Inc (a)	1,918	81		Juniper Networks Inc	19,977	601
Bed Bath & Beyond Inc	7,103	275		Level 3 Communications Inc (a)	13,858	842
Best Buy Co Inc	13,972	724		Motorola Solutions Inc	5,216	448
Burlington Stores Inc (a)	100,647	9,955		Sprint Corp (a)	27,015	244
Coach Inc	8,041	317		Telephone & Data Systems Inc	4,305	118
CST Brands Inc	3,613	174		United States Cellular Corp (a)	588	23
Dick's Sporting Goods Inc	1,015	51				$3,343
Dillard's Inc	891	49		Textiles - 0.01%
Dollar General Corp	122,200	8,885		Mohawk Industries Inc (a)	805	189
Foot Locker Inc	84,741	6,553
GameStop Corp	4,965	113		Transportation - 1.78%
Gap Inc/The	9,944	261		Expeditors International of Washington Inc	1,893	106
Genuine Parts Co	289	27		Genesee & Wyoming Inc (a)	2,818	191
Kohl's Corp	80,049	3,125		Golar LNG Ltd	538,006	13,725
L Brands Inc	259,671	13,713		Kansas City Southern	3,827	345
Liberty Interactive Corp QVC Group (a)	6,519	138		Kirby Corp (a)	2,496	176
Macy's Inc	11,007	322		Norfolk Southern Corp	25,800	3,031
Michaels Cos Inc/The (a)	1,311	31		Old Dominion Freight Line Inc	897	79
MSC Industrial Direct Co Inc	1,432	128		Ryder System Inc	100,662	6,836
Nu Skin Enterprises Inc	1,688	93				$24,489
Penske Automotive Group Inc	1,996	95		Water- 0.05%
PVH Corp	4,173	422		American Water Works Co Inc	6,356	507
Signet Jewelers Ltd	293	19		Aqua America Inc	6,332	209
Staples Inc	33,295	325				$716
Tiffany & Co	5,582	512		TOTAL COMMON STOCKS		$1,328,351
Urban Outfitters Inc (a)	1,171	27
				INVESTMENT COMPANIES - 4.18%	Shares Held	Value (000's)
Wendy's Co/The	4,729	70
				Money Market Funds - 4.18%
World Fuel Services Corp	3,696	136		BlackRock Liquidity Funds FedFund Portfolio	2,996,375	2,996
		$46,621		Cash Account Trust - Government & Agency	394,526	395
Savings & Loans - 1.05%				Portfolio - Government Cash Managed
New York Community Bancorp Inc	1,060,263	14,090		First American Government Obligations Fund	37,023,988	37,024
People's United Financial Inc	18,695	327		Goldman Sachs Financial Square Funds -	17,162,665	17,163
		$14,417		Government Fund
Semiconductors - 2.83%						$57,578
Analog Devices Inc	11,997	914		TOTAL INVESTMENT COMPANIES		$57,578
Cypress Semiconductor Corp	14,163	199		Total Investments		$1,385,929
IPG Photonics Corp (a)	269	34
				Other Assets and Liabilities - (0.64)%		$(8,830)
Lam Research Corp	122,772	17,784
				TOTAL NET ASSETS - 100.00%		$1,377,099
Marvell Technology Group Ltd	14,328	215
Microchip Technology Inc	226,233	17,099
Micron Technology Inc (a)	36,981	1,023
ON Semiconductor Corp (a)	22,789	323		(a) Non-Income Producing Security
Qorvo Inc (a)	4,107	279		(b)		Security is Illiquid. At the end of the period, the value of these securities
				totaled $0 or 0.00% of net assets.
Skyworks Solutions Inc	1,518	151		(c)		Fair value of these investments is determined in good faith by the Manager
Teradyne Inc	12,008	424		under procedures established and periodically reviewed by the Board of
Xilinx Inc	9,080	573		Directors. Certain inputs used in the valuation may be unobservable;
		$39,018		however, each security is evaluated individually for purposes of ASC 820
Shipbuilding - 0.01%				which results in not all securities being identified as Level 3 of the fair
Huntington Ingalls Industries Inc	885	178		value hierarchy. At the end of the period, the fair value of these securities
				totaled $0 or 0.00% of net assets.
Software - 2.13%				(d)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Akamai Technologies Inc (a)	1,473	90		information.

Allscripts Healthcare Solutions Inc (a)	9,152	110
ANSYS Inc (a)	3,276	361
Autodesk Inc (a)	1,358	122
CA Inc	247,052	8,110
CommerceHub Inc - Series A (a)	794	13
CommerceHub Inc - Series C (a)	1,207	19
Donnelley Financial Solutions Inc (a)	1,192	27
Dun & Bradstreet Corp/The	1,078	118
Fidelity National Information Services Inc	6,930	583
Nuance Communications Inc (a)	2,688	48
PTC Inc (a)	2,232	121

See accompanying notes				309

Schedule of Investments
MidCap Value Fund III
April 30, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.46%
Industrial		14.64%
Consumer, Non-cyclical		11.64%
Consumer, Cyclical		11.57%
Utilities		7.92%
Energy		7.18%
Technology		6.49%
Basic Materials		6.03%
Investment Companies		4.18%
Communications		1.51%
Diversified		0.02%
Other Assets and Liabilities		(0.64)%
TOTAL NET ASSETS		100.00%

Restricted Securities

Security Name	Trade Date		Cost		Value		Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/13/2015			$1		$—	0.00%
Centers

Total							0.00%
Amounts in thousands

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2017	Long	306	$52,521		$52,938		$417
Total							$417

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 4.99%	Shares Held	Value(000	's)		Principal
Money Market Funds - 4.99%				MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Deutsche Government Money Market Series	9,780,000	$9,780		Colorado (continued)
Goldman Sachs Financial Square Funds -	8,660,000	8,660		County of Kit Carson CO (credit support from
Government Fund				Wells Fargo)
Morgan Stanley Institutional Liquidity Funds -	8,260,000	8,260		0.98%, 05/05/2017(e)	$980	$980
Government Portfolio						$15,490
STIT-Government & Agency Portfolio	9,300,000	9,300		Illinois - 1.40%
		$36,000		Memorial Health System/IL (credit support
TOTAL INVESTMENT COMPANIES		$36,000		from JP Morgan Chase & Co)
				0.98%, 05/05/2017(e)	10,100	10,100
	Principal
BONDS- 10.46%	Amount (000's)	Value(000	's)
Automobile Asset Backed Securities - 1.89%				Maryland - 1.10%
AmeriCredit Automobile Receivables Trust				City of Baltimore MD (credit support from
0.92%, 02/20/2018(a)	$2,383	$2,383		State Street Bank & Trust)
				0.97%, 05/05/2017(e)	7,915	7,915
Chrysler Capital Auto Receivables Trust 2016-
B
0.85%, 11/15/2017(a),(b)	750	750		Minnesota - 0.57%
Drive Auto Receivables Trust 2017-A				City of St Paul MN (credit support from
0.97%, 02/15/2018(a),(b)	646	646		Wells Fargo)
				0.93%, 05/05/2017(e)	4,100	4,100
Drive Auto Receivables Trust 2017-B
1.20%, 04/16/2018(a),(b)	3,585	3,585
Enterprise Fleet Financing LLC				Oklahoma - 0.34%
0.85%, 07/20/2017(a),(b)	263	263		Oklahoma University Hospital (credit support
1.05%, 02/20/2018(a),(b)	3,648	3,648		from Bank of America)
				0.97%, 05/05/2017(e)	2,500	2,500
Huntington Auto Trust
0.85%, 12/15/2017(a)	1,249	1,249
Mercedes-Benz Auto Lease Trust 2016-B				TOTAL MUNICIPAL BONDS		$44,272
0.75%, 11/15/2017	188	188			Principal
Wheels SPV 2 LLC				COMMERCIAL PAPER - 71.47%	Amount (000's)	Value(000	's)
0.85%, 08/20/2017(b)	946	946		Agriculture - 1.81%
		$13,658		Cargill Inc
				0.83%, 05/11/2017(b)	$1,050	$1,050
Banks- 1.00%
Wells Fargo Bank NA				Philip Morris International Inc
1.35%, 10/22/2017(a)	7,200	7,200		0.84%, 05/05/2017(b)	6,000	5,999
				0.91%, 05/02/2017(b)	6,000	6,000
Diversified Financial Services - 3.25%						$13,049
Corporate Finance Managers Inc				Automobile Manufacturers - 2.50%
1.04%, 05/05/2017(a)	8,500	8,500		American Honda Finance Corp (credit support
MetLife Inc				from Honda Motor Company)
1.29%, 08/17/2017(a),(c)	15,000	15,000		0.90%, 05/22/2017(e)	1,150	1,149
		$23,500		PACCAR Financial Corp (credit support from
Healthcare - Services - 1.18%				Paccar Inc)
Portland Clinic LLP/The				0.85%, 05/30/2017(e)	4,900	4,897
0.97%, 05/05/2017(a)	8,510	8,510		Toyota Financial Services de Puerto Rico
				Inc (credit support from Toyota Financial
Insurance - 2.22%				Services)
New York Life Global Funding Company				1.01%, 05/04/2017(e)	6,000	6,000
1.03%, 07/21/2017(a),(c)	16,000	16,000		1.07%, 05/23/2017(e)	6,000	5,996
						$18,042
Other Asset Backed Securities - 0.92%				Banks- 30.71%
Dell Equipment Finance Trust 2017-1				BNP Paribas SA/New York NY
1.35%, 05/22/2018(a),(b),(d)	3,350	3,350		0.80%, 05/01/2017	15,000	15,000
GreatAmerica Leasing Receivables Funding				CAFCO LLC
LLC Series 2017-1				1.00%, 06/05/2017(b)	6,000	5,994
1.00%, 02/20/2018(b)	3,296	3,295		1.12%, 06/27/2017(b)	4,020	4,013
		$6,645		1.15%, 06/26/2017(b)	6,000	5,989
TOTAL BONDS		$75,513		Credit Suisse AG/New York NY
	Principal			1.15%, 07/31/2017	6,000	5,983
MUNICIPAL BONDS - 6.13%	Amount (000's)	Value(000	's)	1.22%, 08/29/2017	6,000	5,976
California - 0.58%				DBS Bank Ltd
				0.97%, 05/12/2017(b),(f)	5,000	4,999
Kern Water Bank Authority (credit support
				1.13%, 06/22/2017(b),(f)	6,000	5,990
from Wells Fargo)
0.93%, 05/05/2017(e)	$4,167	$4,167		DNB Bank ASA
				0.90%, 05/09/2017(b),(f)	6,000	5,999
				0.92%, 05/10/2017(b),(f)	6,000	5,999
Colorado - 2.14%
City of Colorado Springs CO Utilities System				Kreditanstalt fuer Wiederaufbau (credit
Revenue (credit support from Mizuho Bank				support from Republic of Germany)
				0.92%, 06/05/2017(b),(e),(f)	5,000	4,996
LTD)
0.93%, 05/05/2017(e)	7,000	7,000		0.94%, 05/03/2017(b),(e),(f)	5,490	5,490
				0.97%, 05/22/2017(b),(e),(f)	2,100	2,099
Colorado Housing & Finance
Authority (credit support from Federal Home				Manhattan Asset Funding Co LLC
				1.03%, 05/12/2017(b)	6,000	5,998
Loan Bank)
1.05%, 05/05/2017(a),(e)	7,510	7,510		1.10%, 06/14/2017(b)	6,000	5,992
				1.15%, 06/26/2017(b)	5,000	4,991

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2017 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Banks (continued)				Diversified Financial Services (continued)
Mitsubishi UFJ Trust & Banking Corp/NY				Liberty Street Funding LLC (continued)
0.93%, 05/24/2017	$3,000	$2,998		0.99%, 05/10/2017(b)	$3,000	$2,999
0.96%, 05/05/2017	6,000	5,999		1.14%, 06/28/2017(b)	5,500	5,490
1.05%, 05/25/2017	6,000	5,996		1.22%, 08/01/2017(b)	6,000	5,981
Mizuho Bank Ltd/NY				Nieuw Amsterdam Receivables Corp
0.90%, 05/31/2017(b)	5,750	5,746		0.99%, 06/19/2017(b)	3,175	3,171
0.93%, 05/04/2017(b)	2,560	2,560		1.00%, 06/21/2017(b)	6,000	5,991
1.10%, 06/09/2017(b)	5,000	4,994		Ontario Teachers' Finance Trust (credit
1.15%, 07/20/2017(b)	4,760	4,748		support from Ontario Teachers Pension Plan
Natixis SA/New York NY				Board)
0.82%, 05/01/2017	11,000	11,000		1.05%, 06/12/2017(b),(e)	6,000	5,993
0.92%, 05/30/2017	2,000	1,998		Regency Markets No. 1 LLC
1.05%, 06/30/2017	930	928		0.98%, 05/12/2017(b)	5,300	5,298
Oversea-Chinese Banking Corp Ltd				0.98%, 05/25/2017(b)	5,000	4,997
1.11%, 07/05/2017(b),(f)	6,500	6,487		0.99%, 05/15/2017(b)	2,730	2,729
1.15%, 06/20/2017(b),(f)	6,000	5,990		Thunder Bay Funding LLC
Sheffield Receivables Co LLC				0.99%, 05/22/2017(b)	6,000	5,996
1.05%, 05/16/2017(b)	5,000	4,998		1.17%, 08/15/2017(b)	5,000	4,983
1.18%, 06/16/2017(b)	6,000	5,991				$165,608
1.18%, 07/10/2017(b)	6,000	5,986		Electric - 0.75%
Skandinaviska Enskilda Banken AB				Oglethorpe Power Corp
0.93%, 05/01/2017(b),(f)	5,000	5,000		1.00%, 05/08/2017(b)	4,000	3,999
Standard Chartered Bank/New York				1.00%, 05/17/2017(b)	1,450	1,450
0.94%, 05/01/2017(b)	1,250	1,250				$5,449
1.10%, 06/05/2017(b)	4,000	3,996
				Insurance - 2.22%
1.11%, 06/15/2017(b)	6,000	5,992		Nationwide Life Insurance Co
1.15%, 05/09/2017(b)	6,000	5,998		0.91%, 05/09/2017(b)	5,000	4,999
Sumitomo Mitsui Banking Corp				0.91%, 05/17/2017(b)	5,000	4,998
1.00%, 05/05/2017(b),(f)	5,000	4,999		0.91%, 05/18/2017(b)	6,000	5,997
1.00%, 07/03/2017(b),(f)	6,000	5,989
						$15,994
1.10%, 07/17/2017(b),(f)	6,500	6,485
				Machinery - Construction & Mining - 1.69%
United Overseas Bank Ltd				Caterpillar Financial Services Corp (credit
0.90%, 05/02/2017(b),(f)	4,100	4,100
				support from Caterpillar Inc)
(b),(f)
1.13%, 07/12/2017	6,000	5,986		0.95%, 05/12/2017(e)	1,567	1,567
		$221,722		1.05%, 05/19/2017(e)	5,000	4,997
Beverages - 1.18%				1.15%, 05/11/2017(e)	5,650	5,648
Brown-Forman Corp						$12,212
0.97%, 05/12/2017(b)	5,000	4,998
0.98%, 05/26/2017(b)	3,500	3,498		Machinery - Diversified - 0.38%
				John Deere Financial Inc (credit support from
		$8,496		John Deere Capital)
Diversified Financial Services - 22.94%				0.91%, 05/18/2017(b),(e)	2,730	2,729
American Express Credit Corp
0.95%, 05/02/2017	6,000	6,000		Miscellaneous Manufacturers - 0.58%
Anglesea Funding LLC				Illinois Tool Works Inc
0.97%, 05/04/2017(b)	6,000	5,999		0.83%, 05/02/2017(b)	4,210	4,210
Collateralized Commercial Paper Co LLC
1.08%, 06/06/2017	5,500	5,494		Oil & Gas - 1.67%
1.15%, 05/17/2017	6,000	5,997		Total Capital Canada Ltd (credit support from
Collateralized Commercial Paper II Co LLC				Total SA)
1.20%, 07/11/2017(b)	6,000	5,986		0.94%, 05/24/2017(b),(e)	3,240	3,238
DCAT LLC				1.03%, 07/18/2017(b),(e)	5,000	4,989
1.26%, 05/15/2017	2,000	1,999		1.03%, 07/20/2017(b),(e)	3,825	3,816
1.27%, 05/10/2017	4,500	4,498				$12,043
1.32%, 06/05/2017	5,000	4,994		Pharmaceuticals - 1.52%
1.32%, 06/08/2017	6,000	5,992		Novartis Finance Corp (credit support from
Fairway Finance Co LLC				Novartis AG)
(b)
0.98%, 05/18/2017	4,500	4,498		0.86%, 05/15/2017(b),(e)	6,000	5,998
(b)
0.98%, 06/20/2017	6,000	5,992		0.90%, 06/13/2017(b),(e)	5,000	4,995
1.00%, 06/06/2017(b)	6,000	5,994
						$10,993
Gotham Funding Corp
1.00%, 05/23/2017(b)	6,000	5,996		REITS- 1.98%
1.00%, 05/24/2017(b)	3,500	3,498		Simon Property Group LP
				0.95%, 05/22/2017(b)	2,340	2,338
1.00%, 05/26/2017(b)	6,000	5,996
				0.97%, 05/08/2017(b)	6,000	5,999
1.05%, 05/19/2017(b)	1,620	1,619
				1.00%, 06/07/2017(b)	6,000	5,994
Intercontinental Exchange Inc
0.87%, 05/01/2017(b)	6,000	6,000				$14,331
0.87%, 05/04/2017(b)	6,000	5,999		Supranational Bank - 1.12%
				Corp Andina de Fomento
JP Morgan Securities LLC				1.00%, 05/03/2017(b)	2,075	2,075
1.03%, 06/01/2017	6,000	5,995		1.02%, 05/03/2017(b)	6,000	5,999
1.10%, 05/03/2017	6,000	6,000
1.32%, 10/02/2017(b)	4,500	4,475
Liberty Street Funding LLC
0.92%, 05/15/2017(b)	2,960	2,959

See accompanying notes

		Schedule of Investments
		Money Market Fund
		April 30, 2017 (unaudited)

	Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Telecommunications - 0.42%
Telstra Corp Ltd
1.00%, 05/17/2017(b)	$3,000	$2,999

TOTAL COMMERCIAL PAPER		$515,951
	Principal
CERTIFICATE OF DEPOSIT - 1.52%	Amount (000's)	Value(000	's)
Banks- 1.52%
Citibank NA
1.14%, 05/01/2017	6,000	6,000
Oversea-Chinese Banking Corp Ltd
1.04%, 06/02/2017(f)	5,000	5,000
		$11,000
TOTAL CERTIFICATE OF DEPOSIT		$11,000
	Maturity
REPURCHASE AGREEMENTS - 6.23%	Amount (000's)	Value(000	's)
Banks- 6.23%
Barclays Bank PLC Repurchase Agreement;	$20,001	$20,000
0.80% dated 04/28/2017 maturing
05/01/2017 (collateralized by US
Government Security; $20,400,081; 2.00%;
dated 02/15/2025)
Merrill Lynch Repurchase Agreement; 0.79%	25,002	25,000
dated 04/28/2017 maturing 05/01/2017
(collateralized by US Government
Securities; $25,500,427; 0.00%-0.00%;
dated 10/01/18-10/15/29)
		$45,000
TOTAL REPURCHASE AGREEMENTS		$45,000
Total Investments		$727,736
Other Assets and Liabilities - (0.80)%		$(5,760)
TOTAL NET ASSETS - 100.00%		$721,976

(a)	Variable Rate. Rate shown is in effect at April 30, 2017.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $399,333 or 55.31% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $31,000 or 4.29% of net assets.
(d)	Security purchased on a when-issued basis.
(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	72.07%
Insured	6.13%
Consumer, Non-cyclical	5.69%
Investment Companies	4.99%
Asset Backed Securities	2.81%
Industrial	2.65%
Consumer, Cyclical	2.50%
Energy	1.67%
Government	1.12%
Utilities	0.75%
Communications	0.42%
Other Assets and Liabilities	(0.80)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments

Overseas Fund

April 30, 2017 (unaudited)

COMMON STOCKS - 93.11%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.02%				Banks (continued)

Publicis Groupe SA	9,977	$720		CIMB Group Holdings Bhd	8,466,600	$11,188
				Commonwealth Bank of Australia	89,506	5,846

Aerospace & Defense - 2.21%				Concordia Financial Group Ltd	99,300	457

Airbus SE	387,430	31,340		Credit Agricole SA	69,466	1,033

BAE Systems PLC	183,380	1,489		Credit Suisse Group AG (a)	1,537,538	23,449

Embraer SA ADR	671,800	12,899		Danske Bank A/S	42,566	1,548

IHI Corp	6,435,600	21,794		DBS Group Holdings Ltd	105,500	1,457

		$67,522		Deutsche Bank AG	107,574	1,934

Agriculture - 2.86%				DNB ASA	60,411	943

British American Tobacco PLC	674,770	45,590		Erste Group Bank AG	757,759	27,130

Golden Agri-Resources Ltd	302,600	78		Hachijuni Bank Ltd/The	34,900	206

Imperial Brands PLC	669,507	32,788		Hang Seng Bank Ltd	45,300	918

Philip Morris International Inc	79,900	8,856		HSBC Holdings PLC	1,028,310	8,480

		$87,312		ING Groep NV	1,831,598	29,855

Airlines - 1.04%				Intesa Sanpaolo SpA	659,717	1,926

ANA Holdings Inc	99,000	298		Investec PLC	36,573	271

Deutsche Lufthansa AG	19,978	345		KBC Group NV	15,506	1,121

International Consolidated Airlines Group SA	25,182	183		Komercni banka as	54,127	2,098

Japan Airlines Co Ltd	977,200	30,861		Lloyds Banking Group PLC	35,847,573	32,210

		$31,687		Mediobanca SpA	48,121	463
				Mitsubishi UFJ Financial Group Inc	752,000	4,765
Apparel - 0.59%
				Mizuho Financial Group Inc	1,422,300	2,600
Gildan Activewear Inc	635,328	17,812
				National Australia Bank Ltd	175,092	4,444
Yue Yuen Industrial Holdings Ltd	62,500	247
				Natixis SA	79,837	556
		$18,059
				Nordea Bank AB	187,768	2,309

Automobile Manufacturers - 1.85%				Oversea-Chinese Banking Corp Ltd	186,100	1,303

Bayerische Motoren Werke AG	19,818	1,893		Raiffeisen Bank International AG (a)	5,024	115
Daimler AG	57,692	4,299

Fiat Chrysler Automobiles NV (a)	2,955,353	33,569		Resona Holdings Inc	130,200	724
				Royal Bank of Scotland Group PLC (a)	183,372	630

Hino Motors Ltd	21,900	275		Skandinaviska Enskilda Banken AB	78,984	909

Honda Motor Co Ltd	61,600	1,793		Societe Generale SA	47,429	2,601

Isuzu Motors Ltd	34,600	470		Standard Chartered PLC (a)	170,711	1,595

Mazda Motor Corp	29,500	436		Sumitomo Mitsui Financial Group Inc	537,100	19,943

Mitsubishi Motors Corp	56,800	364		Sumitomo Mitsui Trust Holdings Inc	19,407	665

Nissan Motor Co Ltd	137,200	1,307		Svenska Handelsbanken AB	79,321	1,125

Peugeot SA	26,790	561		Swedbank AB	47,040	1,115

Renault SA	11,504	1,073		UBS Group AG	882,392	15,063

Subaru Corp	23,200	879		UniCredit SpA (a)	2,448,770	39,872

Toyota Motor Corp	152,010	8,227		United Overseas Bank Ltd	1,523,500	23,720

Volvo AB - B Shares	89,450	1,461		Westpac Banking Corp	173,809	4,556

		$56,607		Yamaguchi Financial Group Inc	16,000	177

Automobile Parts & Equipment - 0.59%						$398,276
Aisin Seiki Co Ltd	11,000	539
				Beverages - 1.51%

Bridgestone Corp	37,800	1,577		Asahi Group Holdings Ltd	182,900	6,911

Cie Generale des Etablissements Michelin	10,969	1,435		Carlsberg A/S	4,536	452

GKN PLC	145,444	676		Coca-Cola Amatil Ltd	24,544	172

Hankook Tire Co Ltd	223,879	11,586		Coca-Cola European Partners PLC	558,200	21,558

JTEKT Corp	18,900	298		Diageo PLC	573,112	16,682

Nokian Renkaat OYJ	9,799	421		Kirin Holdings Co Ltd	24,400	475
Sumitomo Electric Industries Ltd	31,900	521
						$46,250
Sumitomo Rubber Industries Ltd	14,500	261

Toyoda Gosei Co Ltd	5,500	146		Building Materials - 2.15%
				Asahi Glass Co Ltd	58,000	502
Toyota Industries Corp	9,400	468
				Cie de Saint-Gobain	511,295	27,588
Yokohama Rubber Co Ltd/The	9,300	182
				CRH PLC	670,426	24,444
		$18,110
				Fletcher Building Ltd	20,774	122

Banks - 13.04%				Sumitomo Osaka Cement Co Ltd	2,895,100	12,565
ABN AMRO Group NV (b)	23,922	628
				Taiheiyo Cement Corp	101,000	336
Aozora Bank Ltd	99,000	361
						$65,557
Australia & New Zealand Banking Group Ltd	192,911	4,722

Banco Bilbao Vizcaya Argentaria SA	347,401	2,783		Chemicals - 5.15%
				Air Liquide SA	141,812	17,086
Banco de Sabadell SA	10,694,802	20,571
				Akzo Nobel NV	670,738	58,664
Banco Santander SA	901,439	5,875
				Asahi Kasei Corp	72,000	687
Bangkok Bank PCL	693,300	3,745
				BASF SE	430,958	41,984
Bank Hapoalim BM	90,396	564

Bank Leumi Le-Israel BM (a)	122,737	574		Hitachi Chemical Co Ltd	3,000	86

Bank of Ireland (a)	1,516,882	382		Incitec Pivot Ltd	143,129	406
				JSR Corp	16,300	298
Bankinter SA	57,191	503
				Kaneka Corp	23,000	181
Barclays PLC	11,499,176	31,489
				Koninklijke DSM NV	10,004	716
Bendigo & Adelaide Bank Ltd	40,090	369
				Kuraray Co Ltd	10,500	169
BNP Paribas SA	333,945	23,569
				Linde AG	185,939	33,411
BOC Hong Kong Holdings Ltd	218,800	899
				Mitsubishi Chemical Holdings Corp	40,200	315
CaixaBank SA	4,253,441	19,313
				Mitsubishi Gas Chemical Co Inc	15,300	327
Chiba Bank Ltd/The	59,000	395
				Solvay SA	3,852	490
Chugoku Bank Ltd/The	14,400	214

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Chemicals (continued)				Electronics (continued)
Sumitomo Chemical Co Ltd	88,000	$497		Nippon Electric Glass Co Ltd	35,000	$217
Syngenta AG	2,408	1,119		Yokogawa Electric Corp	9,600	148
Teijin Ltd	10,400	201				$27,790
Yara International ASA	15,065	560		Engineering & Construction - 0.66%
		$157,197		ACS Actividades de Construccion y Servicios	16,251	602
Commercial Services - 0.86%				SA
Abertis Infraestructuras SA	37,190	654		Balfour Beatty PLC	3,695,755	13,962
Adecco Group AG (a)	9,393	698		Boskalis Westminster	7,723	284
AerCap Holdings NV (a)	4,585	211		Bouygues SA	8,883	373
Atlantia SpA	23,855	605		CIMIC Group Ltd	5,418	150
Babcock International Group PLC	1,093,967	12,743		Fraport AG Frankfurt Airport Services	3,565	281
Cielo SA	1,261,100	9,575		Worldwide
G4S PLC	131,628	520		JGC Corp	17,500	306
Hutchison Port Holdings Trust	448,010	181		LendLease Group	46,984	564
Randstad Holding NV	10,091	602		Skanska AB	19,646	470
Toppan Printing Co Ltd	44,000	443		Taisei Corp	87,000	663
		$26,232		Vinci SA	29,296	2,497
Distribution & Wholesale - 1.24%						$20,152
ITOCHU Corp	86,300	1,221		Entertainment - 0.02%
Jardine Cycle & Carriage Ltd	258,500	8,748		Sega Sammy Holdings Inc	16,000	215
Li & Fung Ltd	504,000	211		Tabcorp Holdings Ltd	46,342	165
Marubeni Corp	95,200	587		Tatts Group Ltd	81,597	262
Mitsubishi Corp	87,100	1,879				$642
Mitsui & Co Ltd	98,500	1,391		Food - 1.32%
Rexel SA	25,687	459		Aryzta AG (a)	300,326	9,750
Sumitomo Corp	1,715,600	22,926		Carrefour SA	32,768	772
Toyota Tsusho Corp	18,000	568		Casino Guichard Perrachon SA	138,085	8,317
		$37,990		Charoen Pokphand Foods PCL (c)	8,116,400	6,269
Diversified Financial Services - 1.45%				Dairy Crest Group PLC	1,639,863	12,193
Credit Saison Co Ltd	12,500	228		First Pacific Co Ltd/Hong Kong	182,000	140
Daiwa Securities Group Inc	86,000	523		ICA Gruppen AB	6,896	235
Deutsche Boerse AG	207,745	20,334		J Sainsbury PLC	139,134	496
Julius Baer Group Ltd (a)	13,834	721		NH Foods Ltd	5,000	142
Mebuki Financial Group Inc	79,960	314		Nisshin Seifun Group Inc	8,460	130
Mitsubishi UFJ Lease & Finance Co Ltd	38,400	201		Nissin Foods Holdings Co Ltd	1,700	97
Nomura Holdings Inc	214,100	1,286		Orkla ASA	69,152	627
ORIX Corp	78,000	1,192		Tate & Lyle PLC	14,000	137
Shinhan Financial Group Co Ltd	467,601	19,523		Wm Morrison Supermarkets PLC	188,213	585
		$44,322		Woolworths Ltd	23,271	468
Electric - 3.03%						$40,358
AusNet Services	152,811	200		Forest Products & Paper - 1.07%
Chubu Electric Power Co Inc	35,500	477		DS Smith PLC	5,431,021	30,365
Contact Energy Ltd	61,333	219		Mondi PLC	22,744	588
DONG Energy A/S (b)	12,480	491		Oji Holdings Corp	34,000	164
DUET Group	206,405	466		Stora Enso OYJ	46,733	555
E.ON SE	121,765	949		UPM-Kymmene OYJ	33,055	871
EDP - Energias de Portugal SA	201,629	665				$32,543
Electric Power Development Co Ltd	12,400	288		Gas - 0.59%
Electricite de France SA	30,238	252		Centrica PLC	333,915	856
Endesa SA	26,944	635		Gas Natural SDG SA	29,711	671
Enel SpA	4,539,991	21,584		National Grid PLC	1,133,503	14,677
Engie SA	2,792,707	39,377		Osaka Gas Co Ltd	159,000	595
Fortum OYJ	37,682	548		Snam SpA	156,642	692
HK Electric Investments & HK Electric	227,500	201		Tokyo Gas Co Ltd	100,000	464
Investments Ltd (b)						$17,955
Iberdrola SA	336,384	2,418		Hand & Machine Tools - 0.99%
Kansai Electric Power Co Inc/The	59,700	807		Fuji Electric Co Ltd	5,352,000	29,336
Meridian Energy Ltd	109,844	209		Sandvik AB	31,656	507
Origin Energy Ltd (a)	74,433	401
				THK Co Ltd	10,300	266
Power Assets Holdings Ltd	71,500	643				$30,109
Red Electrica Corp SA	36,721	716		Holding Companies - Diversified - 0.54%
RWE AG (a)	26,985	447
				Bollore SA	73,965	301
SSE PLC	1,113,271	20,055		China Merchants Port Holdings Co Ltd	4,041,916	11,548
Tohoku Electric Power Co Inc	19,100	255		CK Hutchison Holdings Ltd	159,000	1,985
Tokyo Electric Power Co Holdings Inc (a)	62,000	241
				Jardine Matheson Holdings Ltd	14,786	952
		$92,544		Jardine Strategic Holdings Ltd	6,500	275
Electrical Components & Equipment - 1.59%				Keppel Corp Ltd	123,300	573
Schneider Electric SE	611,907	48,467		NWS Holdings Ltd	130,000	244
				Wendel SA	1,196	168
Electronics - 0.91%				Wharf Holdings Ltd/The	70,000	597
Hirose Electric Co Ltd	900	121				$16,643
Koninklijke Philips NV	758,684	26,199		Home Builders - 0.14%
Kyocera Corp	19,500	1,105		Barratt Developments PLC	85,395	641

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders (continued)				Machinery - Construction & Mining (continued)
Berkeley Group Holdings PLC	7,272	$307		Komatsu Ltd	1,031,200	$27,556
Daiwa House Industry Co Ltd	16,800	499		Mitsubishi Electric Corp	111,500	1,556
Iida Group Holdings Co Ltd	6,300	100				$130,961
Persimmon PLC	26,162	789		Machinery - Diversified - 1.19%
Sekisui Chemical Co Ltd	34,600	581		CNH Industrial NV	555,605	6,167
Sekisui House Ltd	31,300	520		CNH Industrial NV	2,033,648	22,427
Taylor Wimpey PLC	276,979	718		FANUC Corp	7,200	1,466
		$4,155		Metso OYJ	9,665	346
Home Furnishings - 0.04%				Mitsubishi Heavy Industries Ltd	184,000	737
Electrolux AB	20,410	606		Sumitomo Heavy Industries Ltd	46,000	321
Panasonic Corp	40,100	479		Teco Electric and Machinery Co Ltd	4,831,003	4,784
		$1,085				$36,248
Insurance - 7.57%				Media - 0.11%
Aegon NV	3,687,010	18,818		Axel Springer SE	3,699	208
Ageas	16,535	677		ITV PLC	188,378	512
Allianz SE	28,249	5,378		Lagardere SCA	10,012	307
AMP Ltd	153,793	616		ProSiebenSat.1 Media SE	12,113	514
Assicurazioni Generali SpA	72,320	1,146		RTL Group SA	3,316	257
Aviva PLC	5,971,478	40,609		Singapore Press Holdings Ltd	89,100	221
AXA SA	100,749	2,688		Sky PLC	53,628	689
CNP Assurances	14,715	307		Vivendi SA	26,731	530
Dai-ichi Life Holdings Inc	63,500	1,082				$3,238
Hannover Rueck SE	5,116	614		Metal Fabrication & Hardware - 0.04%
Legal & General Group PLC	368,063	1,173		NSK Ltd	37,400	512
Manulife Financial Corp	792,200	13,893		SKF AB	33,773	741
Mapfre SA	92,389	322				$1,253
MS&AD Insurance Group Holdings Inc	29,800	972		Mining - 0.28%
Muenchener Rueckversicherungs-Gesellschaft	118,556	22,730		BHP Billiton PLC	65,400	997
AG in Muenchen				Glencore PLC (a)	492,533	1,936
NN Group NV	16,524	548		Mitsubishi Materials Corp	9,300	277
Old Mutual PLC	304,749	765		Norsk Hydro ASA	114,086	650
Prudential PLC	1,854,370	41,156		Rio Tinto Ltd	24,507	1,110
QBE Insurance Group Ltd	2,378,781	22,854		Rio Tinto PLC	76,625	3,023
Sampo Oyj	27,636	1,323		South32 Ltd	293,563	608
SCOR SE	13,842	548				$8,601
Sompo Holdings Inc	20,700	782		Miscellaneous Manufacturers - 1.17%
Standard Life PLC	102,717	483		Alfa Laval AB	853,982	17,500
Suncorp Group Ltd	66,900	690		FUJIFILM Holdings Corp	22,600	839
Swiss Life Holding AG (a)	45,813	14,909
				IMI PLC	8,157	135
Swiss Re AG	20,032	1,742		Konica Minolta Inc	38,300	339
T&D Holdings Inc	34,100	507		Nikon Corp	685,500	9,786
Tokio Marine Holdings Inc	40,100	1,691		Orica Ltd	31,806	440
UnipolSai Assicurazioni SpA	97,024	223		Siemens AG	44,152	6,333
Zurich Insurance Group AG	115,524	31,970		Smiths Group PLC	11,853	252
		$231,216				$35,624
Internet - 1.51%				Office & Business Equipment - 0.09%
Baidu Inc ADR(a)	170,000	30,639
				Canon Inc	64,800	2,151
SBI Holdings Inc/Japan	18,200	253		Seiko Epson Corp	23,700	485
Trend Micro Inc/Japan	346,900	15,263				$2,636
		$46,155		Oil & Gas - 6.84%
Investment Companies - 0.06%				BP PLC	6,543,688	37,460
BGP Holdings PLC (a),(c)	738,711	—
				BP PLC ADR	315,800	10,838
EXOR NV	9,200	516		Caltex Australia Ltd	7,823	175
Investor AB	28,156	1,287		CNOOC Ltd	18,871,000	22,015
		$1,803		Ecopetrol SA ADR	556,300	5,085
Iron & Steel - 0.40%				Encana Corp	2,891,290	30,945
ArcelorMittal (a)	1,323,471	10,400
				Eni SpA	1,524,267	23,643
Fortescue Metals Group Ltd	132,077	524		Idemitsu Kosan Co Ltd	7,400	237
Nippon Steel & Sumitomo Metal Corp	46,600	1,049		Inpex Corp	28,500	273
voestalpine AG	9,645	402		JXTG Holdings Inc	194,510	878
		$12,375		Neste Oyj	7,142	291
Leisure Products & Services - 0.95%				OMV AG	12,492	575
Carnival PLC	459,455	28,317		Repsol SA	72,118	1,138
TUI AG	42,331	616		Royal Dutch Shell PLC - A Shares	279,346	7,254
		$28,933		Royal Dutch Shell PLC - B Shares	2,147,042	57,126
Lodging - 0.01%				Showa Shell Sekiyu KK	15,900	154
Crown Resorts Ltd	30,897	289		TOTAL SA	212,507	10,909
SJM Holdings Ltd	170,000	165				$208,996
		$454		Oil & Gas Services - 0.66%
Machinery - Construction & Mining - 4.29%				Saipem SpA (a)	514,581	222
ABB Ltd	1,982,831	48,588		TechnipFMC PLC (a)	662,882	19,928
Hitachi Construction Machinery Co Ltd	3,100	80				$20,150
Hitachi Ltd	9,626,800	53,181

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Pharmaceuticals - 10.15%				Telecommunications - 5.35%
Astellas Pharma Inc	1,125,100	$14,837		BT Group PLC	439,650	$1,734
AstraZeneca PLC	642,800	38,497		China Mobile Ltd	3,732,341	39,737
Bayer AG	252,637	31,260		Deutsche Telekom AG	208,148	3,651
Daiichi Sankyo Co Ltd	35,800	796		Elisa OYJ	6,097	207
Eisai Co Ltd	8,500	447		Eutelsat Communications SA	14,965	354
GlaxoSmithKline PLC	2,263,848	45,566		HKT Trust & HKT Ltd	160,000	205
Hisamitsu Pharmaceutical Co Inc	1,800	92		KDDI Corp	1,677,600	44,480
Medipal Holdings Corp	14,500	240		Koninklijke KPN NV	188,374	545
Mitsubishi Tanabe Pharma Corp	19,000	386		Nippon Telegraph & Telephone Corp	41,900	1,796
Novartis AG	771,357	59,383		Nokia OYJ	303,429	1,735
Orion Oyj	3,082	177		Orange SA	103,629	1,604
Roche Holding AG	148,346	38,817		PCCW Ltd	363,000	205
Sanofi	636,953	60,188		Proximus SADP	12,903	395
Suzuken Co Ltd/Aichi Japan	4,200	139		SES SA	30,905	675
Takeda Pharmaceutical Co Ltd	21,000	1,007		SK Telecom Co Ltd	151,644	32,010
Teva Pharmaceutical Industries Ltd ADR	572,383	18,076		Spark New Zealand Ltd	155,423	394
		$309,908		Swisscom AG	1,645	717
Private Equity - 0.02%				TDC A/S	68,886	369
3i Group PLC	60,134	618		Telecom Italia SpA/Milano (a)	724,959	643
				Telecom Italia SpA/Milano	511,357	365
Real Estate - 0.28%				Telefonaktiebolaget LM Ericsson	159,599	1,037
Aeon Mall Co Ltd	4,800	82		Telefonica SA	288,274	3,188
Cheung Kong Property Holdings Ltd	158,500	1,135		Telia Co AB	135,092	550
Hang Lung Group Ltd	75,000	313		Vocus Group Ltd	22,496	57
Hang Lung Properties Ltd	190,000	498		Vodafone Group PLC	10,360,785	26,686
Henderson Land Development Co Ltd	91,000	576				$163,339
Hongkong Land Holdings Ltd	69,568	536		Transportation - 2.23%
Hysan Development Co Ltd	53,000	250		AP Moller - Maersk A/S	276	476
Kerry Properties Ltd	55,500	207		Canadian Pacific Railway Ltd	169,258	25,935
Mitsui Fudosan Co Ltd	33,000	726		Central Japan Railway Co	8,300	1,392
New World Development Co Ltd	477,285	593		East Japan Railway Co	428,500	38,455
Nomura Real Estate Holdings Inc	10,500	178		Kamigumi Co Ltd	19,000	173
Sino Land Co Ltd	259,920	440		Mitsui OSK Lines Ltd	96,000	294
Sun Hung Kai Properties Ltd	85,383	1,279		MTR Corp Ltd	43,500	250
Tokyu Fudosan Holdings Corp	43,900	240		Nippon Express Co Ltd	70,000	384
Vonovia SE	28,806	1,043		Nippon Yusen KK	137,000	275
Wheelock & Co Ltd	69,000	537		West Japan Railway Co	9,400	628
		$8,633				$68,262
REITS - 0.76%				Water - 0.36%
Daiwa House REIT Investment Corp	115	291		Guangdong Investment Ltd	6,872,400	10,630
Dexus Property Group	82,115	627		Suez	28,728	472
Fonciere Des Regions	2,820	252				$11,102
Gecina SA	3,497	497		TOTAL COMMON STOCKS		$2,843,988
Hammerson PLC	67,289	512		INVESTMENT COMPANIES - 3.58%	Shares Held	Value (000's)
Intu Properties PLC	80,686	288		Money Market Funds - 3.58%
Japan Prime Realty Investment Corp	71	267		BlackRock Liquidity Funds FedFund Portfolio	43,521,537	43,521
Japan Real Estate Investment Corp	111	584		Cash Account Trust - Government & Agency	3,061,999	3,062
Japan Retail Fund Investment Corp	216	422		Portfolio - Government Cash Managed
Klepierre	11,440	449		First American Government Obligations Fund	62,893,695	62,894
Land Securities Group PLC	41,112	589				$109,477
Mirvac Group	204,307	347		TOTAL INVESTMENT COMPANIES		$109,477
Nomura Real Estate Master Fund Inc	220	317		PREFERRED STOCKS - 2.42%	Shares Held	Value (000's)
Stockland	158,482	575
				Automobile Manufacturers - 2.42%
Unibail-Rodamco SE	6,141	1,508		Bayerische Motoren Werke AG 3.52%(d)	4,649	$382
United Urban Investment Corp	250	378		Porsche Automobil Holding SE 1.01%(d)	7,961	466
Westfield Corp	2,274,878	15,470		Volkswagen AG 2.06%(d)	460,138	73,046
		$23,373				$73,894
Retail - 1.61%				TOTAL PREFERRED STOCKS		$73,894
Cie Financiere Richemont SA	437,222	36,534
				Total Investments		$3,027,359
Harvey Norman Holdings Ltd	30,993	97
				Other Assets and Liabilities - 0.89%		$27,245
HUGO BOSS AG	152,873	11,625
Kingfisher PLC	116,997	518		TOTAL NET ASSETS - 100.00%		$3,054,604
Lawson Inc	2,100	139
Swatch Group AG/The	4,207	326
				(a) Non-Income Producing Security
		$49,239		(b)		Security exempt from registration under Rule 144A of the Securities Act of
Semiconductors - 0.87%				1933. These securities may be resold in transactions exempt from
Rohm Co Ltd	4,900	344		registration, normally to qualified institutional buyers. At the end of the
Samsung Electronics Co Ltd	12,831	25,154		period, the value of these securities totaled $1,320 or 0.04% of net assets.
Tokyo Electron Ltd	9,400	1,141
		$26,639
Software - 0.85%
SAP SE	259,048	25,948

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2017 (unaudited)

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6,269 or 0.21% of net assets.
(d)	Variable Rate. Rate shown is in effect at April 30, 2017.

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		20.89%
Japan		14.03%
France		9.47%
Germany		9.46%
Switzerland		9.34%
Netherlands		6.62%
United States		4.80%
Italy		2.99%
Canada		2.89%
Korea, Republic Of		2.89%
Hong Kong		2.52%
Australia		2.19%
Spain		1.94%
China		1.72%
Singapore		1.19%
Sweden		1.00%
Austria		0.92%
Ireland		0.82%
Brazil		0.73%
Israel		0.64%
Malaysia		0.37%
Luxembourg		0.37%
Thailand		0.33%
Finland		0.22%
Colombia		0.17%
Taiwan, Province Of China		0.16%
Denmark		0.10%
Norway		0.09%
Belgium		0.09%
Czech Republic		0.07%
New Zealand		0.04%
South Africa		0.03%
Portugal		0.02%
Other Assets and Liabilities		0.89%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2017	Long	959	$85,142		$87,451	$2,309
S&P 500 Emini; June 2017	Long	315	37,024		37,493	469
Total						$2,778

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2017 (unaudited)

COMMON STOCKS - 97.71%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.51%				Electric - 2.22%
Boeing Co/The	207,934	$38,432		NextEra Energy Inc	197,195	$26,338
Northrop Grumman Corp	137,973	33,936		Xcel Energy Inc	646,022	29,103
Teledyne Technologies Inc (a)	112,113	15,116				$55,441
		$87,484		Electronics - 0.90%
Airlines - 1.05%				Trimble Inc (a)	263,149	9,323
Alaska Air Group Inc	308,245	26,229		Waters Corp (a)	77,766	13,212
						$22,535
Apparel - 1.31%				Environmental Control - 1.50%
Deckers Outdoor Corp (a)	156,771	9,342		Waste Connections Inc	406,565	37,412
NIKE Inc	419,545	23,247
		$32,589		Food - 3.63%
Automobile Manufacturers - 0.71%				B&G Foods Inc	417,658	17,542
PACCAR Inc	266,702	17,797		General Mills Inc	307,260	17,671
				Kroger Co/The	1,393,802	41,326
Automobile Parts & Equipment - 1.21%				McCormick & Co Inc/MD	139,592	13,945
Adient PLC	217,735	16,017		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	2,740	—
Autoliv Inc	97,428	9,761		Safeway, Inc. - CVR - Property Development	2,740	—
Mobileye NV (a)	72,057	4,462		Centers (a),(b),(c),(d)
		$30,240				$90,484
Banks - 7.33%				Gas - 1.04%
East West Bancorp Inc	217,097	11,782		Sempra Energy	229,101	25,893
Goldman Sachs Group Inc/The	65,352	14,626
JPMorgan Chase & Co	482,467	41,975		Healthcare - Products - 5.32%
PNC Financial Services Group Inc/The	310,417	37,172		Abbott Laboratories	192,650	8,407
SVB Financial Group (a)	3,104	546		Becton Dickinson and Co	160,098	29,934
US Bancorp	636,098	32,619		Bio-Techne Corp	71,229	7,627
Wells Fargo & Co	819,340	44,113		Edwards Lifesciences Corp (a)	128,227	14,063
		$182,833		Medtronic PLC	307,257	25,530
Beverages - 2.33%				Thermo Fisher Scientific Inc	214,046	35,388
				Varian Medical Systems Inc (a)	131,432	11,926
Brown-Forman Corp - B Shares	134,870	6,382
Dr Pepper Snapple Group Inc	240,587	22,050				$132,875
PepsiCo Inc	262,755	29,765		Healthcare - Services - 0.70%
		$58,197		DaVita Inc (a)	76,849	5,303
Biotechnology - 1.66%				Universal Health Services Inc	101,333	12,237
Biogen Inc (a)	69,621	18,882				$17,540
Bioverativ Inc (a)	146,952	8,642		Housewares - 0.24%
Gilead Sciences Inc	203,156	13,927		Tupperware Brands Corp	84,890	6,096
		$41,451
Building Materials - 0.23%				Insurance - 1.89%
Apogee Enterprises Inc	107,140	5,839		AmTrust Financial Services Inc	703,043	11,284
				Chubb Ltd	261,659	35,913
Chemicals - 2.52%						$47,197
EI du Pont de Nemours & Co	103,144	8,226		Internet - 6.32%
FMC Corp	123,576	9,049		Alphabet Inc - A Shares (a)	44,928	41,537
HB Fuller Co	307,838	16,263		Alphabet Inc - C Shares (a)	29,760	26,961
Innospec Inc	210,344	13,883		Amazon.com Inc (a)	35,933	33,238
International Flavors & Fragrances Inc	21,391	2,964		eBay Inc (a)	583,654	19,500
PPG Industries Inc	114,802	12,610		Facebook Inc (a)	243,635	36,606
		$62,995				$157,842
Commercial Services - 1.08%				Iron & Steel - 0.40%
Aaron's Inc	391,303	14,063		Reliance Steel & Aluminum Co	125,719	9,909
PayPal Holdings Inc (a)	271,119	12,938
		$27,001		Machinery - Diversified - 1.79%
Computers - 3.87%				Deere & Co	120,851	13,488
Apple Inc	671,771	96,500		Flowserve Corp	329,728	16,773
				Roper Technologies Inc	65,802	14,391
Consumer Products - 0.28%						$44,652
Kimberly-Clark Corp	54,330	7,049		Media - 4.42%
				Comcast Corp - Class A	1,111,412	43,556
Cosmetics & Personal Care - 0.53%				Nexstar Media Group Inc	175,717	12,124
Procter & Gamble Co/The	151,818	13,258		Sirius XM Holdings Inc	3,215,894	15,919
				Walt Disney Co/The	334,376	38,654
Distribution & Wholesale - 0.27%						$110,253
Pool Corp	56,747	6,788		Miscellaneous Manufacturers - 1.36%
				AptarGroup Inc	189,127	15,187
Diversified Financial Services - 4.70%				Crane Co	88,548	7,076
Ameriprise Financial Inc	240,112	30,698		General Electric Co	403,325	11,692
Charles Schwab Corp/The	393,311	15,280				$33,955
Discover Financial Services	241,357	15,107		Oil & Gas - 4.59%
FNF Group	883,291	36,171		Chevron Corp	232,471	24,805
Synchrony Financial	725,043	20,156		Cimarex Energy Co	301,188	35,143
		$117,412		Exxon Mobil Corp	341,281	27,865
				Noble Energy Inc	377,083	12,191

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES - 1.99%	Shares Held	Value (000's)
Oil & Gas (continued)				Money Market Funds - 1.99%
Valero Energy Corp	226,672	$14,645		Goldman Sachs Financial Square Funds -	49,572,285	$49,572
		$114,649		Government Fund
Oil & Gas Services - 0.72%
Schlumberger Ltd	248,000	18,002		TOTAL INVESTMENT COMPANIES		$49,572
				Total Investments		$2,488,740
Pharmaceuticals - 4.42%				Other Assets and Liabilities - 0.30%		$7,545
Allergan PLC	102,242	24,933		TOTAL NET ASSETS - 100.00%		$2,496,285
Bristol-Myers Squibb Co	162,930	9,132
Johnson & Johnson	298,653	36,875
McKesson Corp	107,932	14,926		(a) Non-Income Producing Security
Pfizer Inc	722,890	24,520		(b)		Security is Illiquid. At the end of the period, the value of these securities
		$110,386		totaled $0 or 0.00% of net assets.
Pipelines - 0.36%				(c)		Fair value of these investments is determined in good faith by the Manager
Magellan Midstream Partners LP	122,282	9,086		under procedures established and periodically reviewed by the Board of
				Directors. Certain inputs used in the valuation may be unobservable;
REITS - 3.80%				however, each security is evaluated individually for purposes of ASC 820
Alexandria Real Estate Equities Inc	233,894	26,315		which results in not all securities being identified as Level 3 of the fair
Essex Property Trust Inc	49,063	11,995		value hierarchy. At the end of the period, the fair value of these securities
Host Hotels & Resorts Inc	1,000,956	17,967		totaled $0 or 0.00% of net assets.
Realty Income Corp	404,825	23,622		(d)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Ventas Inc	233,822	14,967		information.
		$94,866
Retail - 4.82%
Chipotle Mexican Grill Inc (a)	41,939	19,899
Copart Inc (a)	205,142	6,339		Portfolio Summary (unaudited)
				Sector		Percent
Costco Wholesale Corp	91,020	16,158
				Consumer, Non-cyclical		19.95%
CVS Health Corp	221,962	18,299
				Financial		18.02%
Dollar General Corp	154,000	11,197
				Technology		14.93%
Home Depot Inc/The	179,275	27,985
				Communications		12.43%
Starbucks Corp	339,215	20,373
				Consumer, Cyclical		10.48%
		$120,250		Industrial		10.05%
Savings & Loans - 0.30%				Energy		5.67%
Washington Federal Inc	220,469	7,430		Utilities		3.26%
				Basic Materials		2.92%
Semiconductors - 4.66%				Investment Companies		1.99%
Applied Materials Inc	154,951	6,293		Other Assets and Liabilities		0.30%
Broadcom Ltd	71,834	15,862
				TOTAL NET ASSETS		100.00%
Intel Corp	212,863	7,695
Lam Research Corp	160,009	23,177
Microchip Technology Inc	390,517	29,515
NVIDIA Corp	83,992	8,760
NXP Semiconductors NV (a)	117,952	12,474
QUALCOMM Inc	233,625	12,555
		$116,331
Software - 6.40%
Adobe Systems Inc (a)	247,971	33,164
Fair Isaac Corp	99,011	13,414
Fidelity National Information Services Inc	260,575	21,938
Microsoft Corp	701,296	48,011
Omnicell Inc (a)	334,023	13,828
Oracle Corp	464,554	20,886
Red Hat Inc (a)	67,958	5,986
Tyler Technologies Inc (a)	14,948	2,445
		$159,672
Telecommunications - 1.69%
Cisco Systems Inc	639,165	21,776
Verizon Communications Inc	444,717	20,417
		$42,193
Toys, Games & Hobbies - 0.87%
Hasbro Inc	218,811	21,686

Transportation - 0.76%
Expeditors International of Washington Inc	115,601	6,484
Union Pacific Corp	110,634	12,387
		$18,871
TOTAL COMMON STOCKS		$2,439,168

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.02%
Blue Chip Fund (a)	1,685,962	$31,612
Bond Market Index Fund (a)	9,018,272	99,111
Core Plus Bond Fund (a)	17,981,894	196,003
Diversified International Fund (a)	3,734,636	45,861
Diversified Real Asset Fund (a)	2,587,805	29,061
Equity Income Fund (a)	1,012,057	29,491
Global Diversified Income Fund (a)	7,130,894	98,692
Global Multi-Strategy Fund (a)	5,104,450	57,119
Global Opportunities Fund (a)	2,853,885	35,131
Inflation Protection Fund (a)	7,840,519	67,507
International Small Company Fund (a)	1,047,067	11,518
LargeCap Growth Fund I (a)	2,385,379	31,344
LargeCap S&P 500 Index Fund (a)	2,991,633	49,332
LargeCap Value Fund III (a)	1,922,565	30,992
MidCap Fund (a)	1,041,323	25,783
MidCap Value Fund III (a)	890,429	18,574
Overseas Fund (a)	4,255,671	44,301
Short-Term Income Fund (a)	14,196,137	173,051
SmallCap Growth Fund I (a),(b)	778,418	9,886
SmallCap Value Fund II (a)	741,783	9,673
		$1,094,042
TOTAL INVESTMENT COMPANIES		$1,094,042
Total Investments		$1,094,042
Other Assets and Liabilities - (0.02)%		$(223)
TOTAL NET ASSETS - 100.00%		$1,093,819

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.97%
Domestic Equity Funds	21.65%
Specialty Funds	16.90%
International Equity Funds	12.50%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,108,311	$33,185	26,489	$459	448,838	$7,765	1,685,962	$26,538
Bond Market Index Fund	9,461,074	105,301	1,215,323	13,480	1,658,125	18,092	9,018,272	100,524
Core Plus Bond Fund	20,714,534	224,841	366,548	3,965	3,099,188	33,532	17,981,894	195,270
Diversified International Fund	4,331,210	68,416	88,210	973	684,784	7,863	3,734,636	59,443
Diversified Real Asset Fund	2,879,707	30,435	84,063	907	375,965	4,137	2,587,805	27,182
Equity Income Fund	1,287,045	24,276	38,657	1,093	313,645	8,765	1,012,057	19,076
Global Diversified Income Fund	8,039,660	97,960	279,368	3,792	1,188,134	16,183	7,130,894	85,383
Global Multi-Strategy Fund	6,006,507	62,827	35,577	392	937,634	10,325	5,104,450	52,870
Global Opportunities Fund	3,293,331	36,364	70,741	811	510,187	5,959	2,853,885	31,333
Inflation Protection Fund	11,946,090	98,337	114,864	971	4,220,435	36,378	7,840,519	63,218
International Emerging Markets Fund	293,591	9,557	2,651	56	296,242	6,708	—	—
International Small Company Fund	—	—	1,109,113	10,964	62,046	658	1,047,067	10,313
LargeCap Growth Fund I	2,889,817	21,055	128,222	1,513	632,660	7,678	2,385,379	17,211
LargeCap S&P 500 Index Fund	3,825,502	37,546	127,315	2,003	961,184	15,071	2,991,633	28,575
LargeCap Value Fund III	2,313,222	30,586	100,533	1,591	491,190	7,677	1,922,565	25,379
MidCap Fund	1,156,524	16,809	77,057	1,774	192,258	4,462	1,041,323	15,120
MidCap Growth Fund III	1,263,915	12,170	—	—	1,263,915	12,807	—	—
MidCap Value Fund III	684,973	12,170	360,734	6,949	155,278	3,144	890,429	16,080
Origin Emerging Markets Fund	857,665	8,710	6,082	50	863,747	7,824	—	—
Overseas Fund	4,730,240	41,744	116,364	1,095	590,933	5,803	4,255,671	37,261
Short-Term Income Fund	12,681,383	152,880	3,959,576	48,222	2,444,822	29,722	14,196,137	171,368
SmallCap Growth Fund I	1,037,550	8,645	28,786	344	287,918	3,467	778,418	6,111
SmallCap Value Fund II	992,550	7,672	49,282	659	300,049	3,967	741,783	5,734
		$1,141,486		$102,063		$257,987		$993,989

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$236			$659			$86
Bond Market Index Fund		1,962			(165)			—
Core Plus Bond Fund		3,005			(4)			—
Diversified International Fund		774			(2,083)			—
Diversified Real Asset Fund		789			(23)			—
Equity Income Fund		361			2,472			596
Global Diversified Income Fund		3,330			(186)			—
Global Multi-Strategy Fund		96			(24)			—
Global Opportunities Fund		641			117			—
Inflation Protection Fund		651			288			—
International Emerging Markets Fund		56			(2,905)			—
International Small Company Fund		24			7			—
LargeCap Growth Fund I		26			2,321			1,354
LargeCap S&P 500 Index Fund		1,081			4,097			692
LargeCap Value Fund III		641			879			817
MidCap Fund		108			999			543
MidCap Growth Fund III		—			637			—
MidCap Value Fund III		277			105			77
Origin Emerging Markets Fund		50			(936)			—
Overseas Fund		899			225			—
Short-Term Income Fund		1,711			(12)			—
SmallCap Growth Fund I		—			589			302
SmallCap Value Fund II		91			1,370			527
		$16,809			$8,427			$4,994
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,316,902	$24,692
Bond Market Index Fund (a)	5,880,855	64,631
Core Plus Bond Fund (a)	11,257,228	122,704
Diversified International Fund (a)	2,961,687	36,369
Diversified Real Asset Fund (a)	1,619,742	18,190
Equity Income Fund (a)	838,546	24,435
Global Diversified Income Fund (a)	4,029,242	55,765
Global Multi-Strategy Fund (a)	2,934,181	32,833
Global Opportunities Fund (a)	2,510,611	30,906
Inflation Protection Fund (a)	3,678,653	31,673
International Small Company Fund (a)	988,470	10,873
LargeCap Growth Fund I (a)	1,927,257	25,324
LargeCap S&P 500 Index Fund (a)	2,464,992	40,648
LargeCap Value Fund III (a)	1,481,296	23,878
MidCap Fund (a)	913,776	22,625
MidCap Value Fund III (a)	826,525	17,241
Overseas Fund (a)	3,415,420	35,554
Short-Term Income Fund (a)	6,196,142	75,531
SmallCap Growth Fund I (a),(b)	642,892	8,165
SmallCap Value Fund II (a)	575,887	7,510
		$709,547
TOTAL INVESTMENT COMPANIES		$709,547
Total Investments		$709,547
Other Assets and Liabilities - (0.01)%		$(69)
TOTAL NET ASSETS - 100.00%		$709,478

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	41.51%
Domestic Equity Funds	27.42%
International Equity Funds	16.03%
Specialty Funds	15.05%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,					April 30,	April 30,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,650,482	$26,020	76,634	$1,317	410,214	$7,130	1,316,902	$20,730
Bond Market Index Fund	5,542,494	61,686	1,442,271	15,656	1,103,910	12,047	5,880,855	65,305
Core Plus Bond Fund	12,986,535	132,027	715,412	7,729	2,444,719	26,443	11,257,228	113,249
Diversified International Fund	3,343,794	28,510	196,908	2,190	579,015	6,699	2,961,687	24,559
Diversified Real Asset Fund	1,786,222	21,570	121,135	1,314	287,615	3,171	1,619,742	19,629
Equity Income Fund	989,577	18,884	64,451	1,811	215,482	6,129	838,546	15,977
Global Diversified Income Fund	4,436,478	60,162	331,355	4,488	738,591	10,072	4,029,242	54,556
Global Multi-Strategy Fund	3,361,853	35,378	158,170	1,732	585,842	6,463	2,934,181	30,624
Global Opportunities Fund	2,790,032	30,187	165,216	1,897	444,637	5,209	2,510,611	27,061
Inflation Protection Fund	5,902,454	48,695	218,204	1,850	2,442,005	21,058	3,678,653	29,729
International Emerging Markets Fund	212,901	2,793	2,355	49	215,256	4,932	—	—
International Small Company Fund	—	—	1,064,127	10,530	75,657	800	988,470	9,737
LargeCap Growth Fund I	2,245,981	13,177	183,107	2,162	501,831	6,129	1,927,257	10,799
LargeCap S&P 500 Index Fund	2,961,664	20,118	204,762	3,201	701,434	11,113	2,464,992	16,255
LargeCap Value Fund III	1,790,262	23,666	143,956	2,264	452,922	7,130	1,481,296	19,547
MidCap Fund	1,005,285	14,738	65,886	1,507	157,395	3,678	913,776	13,368
MidCap Growth Fund III	845,111	5,854	119	1	845,230	8,536	—	—
MidCap Value Fund III	478,369	7,660	489,688	9,550	141,532	2,867	826,525	14,405
Origin Emerging Markets Fund	594,206	6,048	4,191	34	598,397	5,440	—	—
Overseas Fund	3,854,218	36,110	242,611	2,300	681,409	6,699	3,415,420	31,671
Short-Term Income Fund	4,910,086	59,682	2,466,778	30,013	1,180,722	14,356	6,196,142	75,336
SmallCap Growth Fund I	827,586	5,794	50,895	605	235,589	2,834	642,892	4,306
SmallCap Value Fund II	764,035	5,950	65,955	876	254,103	3,335	575,887	4,433
		$664,709		$103,076		$182,270		$601,276

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$181			$523			$66
Bond Market Index Fund		1,042			10			—
Core Plus Bond Fund		1,906			(64)			—
Diversified International Fund		627			558			—
Diversified Real Asset Fund		491			(84)			—
Equity Income Fund		288			1,411			454
Global Diversified Income Fund		1,873			(22)			—
Global Multi-Strategy Fund		54			(23)			—
Global Opportunities Fund		548			186			—
Inflation Protection Fund		301			242			—
International Emerging Markets Fund		49			2,090			—
International Small Company Fund		21			7			—
LargeCap Growth Fund I		21			1,589			1,072
LargeCap S&P 500 Index Fund		828			4,049			530
LargeCap Value Fund III		525			747			670
MidCap Fund		92			801			461
MidCap Growth Fund III		—			2,681			—
MidCap Value Fund III		248			62			69
Origin Emerging Markets Fund		34			(642)			—
Overseas Fund		736			(40)			—
Short-Term Income Fund		750			(3)			—
SmallCap Growth Fund I		—			741			259
SmallCap Value Fund II		78			942			453
		$10,693			$15,761			$4,034
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	12,915,711	$242,169
Bond Market Index Fund (a)	40,520,461	445,320
Core Plus Bond Fund (a)	84,718,686	923,433
Diversified International Fund (a)	28,790,042	353,542
Diversified Real Asset Fund (a)	13,024,317	146,263
Equity Income Fund (a)	8,241,751	240,165
Global Diversified Income Fund (a)	28,015,808	387,739
Global Multi-Strategy Fund (a)	22,642,254	253,367
Global Opportunities Fund (a)	23,650,738	291,141
Inflation Protection Fund (a)	22,693,875	195,394
International Small Company Fund (a)	8,191,318	90,104
LargeCap Growth Fund I (a)	18,579,194	244,131
LargeCap S&P 500 Index Fund (a)	24,333,900	401,266
LargeCap Value Fund III (a)	14,903,312	240,241
MidCap Fund (a)	8,460,326	209,478
MidCap Value Fund III (a)	7,262,464	151,495
Overseas Fund (a)	35,400,221	368,516
Real Estate Securities Fund (a)	2,476,012	56,750
Short-Term Income Fund (a)	25,954,196	316,382
SmallCap Growth Fund I (a),(b)	5,959,126	75,681
SmallCap Value Fund II (a)	5,755,790	75,055
		$5,707,632
TOTAL INVESTMENT COMPANIES		$5,707,632
Total Investments		$5,707,632
Other Assets and Liabilities - (0.01)%		$(660)
TOTAL NET ASSETS - 100.00%		$5,706,972

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	33.94%
Fixed Income Funds	32.94%
International Equity Funds	19.34%
Specialty Funds	13.79%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,					April 30,	April 30,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2017	2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	14,877,457	$233,784	220,318	$3,813	2,182,064	$37,666	12,915,711	$202,451
Bond Market Index Fund	33,788,910	375,886	11,268,736	124,115	4,537,185	49,475	40,520,461	450,460
Core Plus Bond Fund	96,308,830	1,046,045	1,823,279	19,723	13,413,423	145,132	84,718,686	920,564
Diversified International Fund	31,227,486	423,333	693,641	7,666	3,131,085	35,807	28,790,042	396,539
Diversified Real Asset Fund	13,871,275	161,116	440,005	4,751	1,286,963	14,148	13,024,317	151,155
Equity Income Fund	8,916,249	179,599	302,592	8,548	977,090	27,666	8,241,751	161,138
Global Diversified Income Fund	29,782,425	415,661	1,119,399	15,194	2,886,016	39,275	28,015,808	391,568
Global Multi-Strategy Fund	23,868,949	251,359	1,136,016	12,475	2,362,711	26,004	22,642,254	237,985
Global Opportunities Fund	25,461,955	276,881	595,552	6,828	2,406,769	28,056	23,650,738	256,286
Global Real Estate Securities Fund	13,300,434	97,829	155,090	1,320	13,455,524	117,203	—	—
Inflation Protection Fund	24,671,535	215,371	362,531	3,067	2,340,191	19,950	22,693,875	198,452
International Emerging Markets Fund	2,120,184	60,557	26,364	553	2,146,548	49,380	—	—
International Small Company Fund	—	—	8,470,820	87,129	279,502	2,958	8,191,318	84,186
LargeCap Growth Fund I	20,277,516	147,163	994,206	11,742	2,692,528	32,651	18,579,194	133,598
LargeCap S&P 500 Index Fund	27,413,294	246,551	967,739	15,217	4,047,133	63,541	24,333,900	213,424
LargeCap Value Fund III	16,212,850	214,565	777,024	12,293	2,086,562	32,652	14,903,312	197,102
MidCap Fund	9,040,420	168,291	272,922	6,277	853,016	19,780	8,460,326	154,797
MidCap Growth Fund III	8,792,544	74,948	—	—	8,792,544	88,927	—	—
MidCap Value Fund III	4,719,560	75,157	3,296,900	63,734	753,996	15,207	7,262,464	124,037
Origin Emerging Markets Fund	5,026,053	52,350	38,099	311	5,064,152	45,829	—	—
Overseas Fund	36,556,576	344,952	960,029	9,044	2,116,384	20,793	35,400,221	333,188
Real Estate Securities Fund	—	—	2,664,411	59,977	188,399	4,302	2,476,012	55,723
Short-Term Income Fund	20,025,572	244,814	8,797,377	106,911	2,868,753	34,873	25,954,196	316,844
SmallCap Growth Fund I	7,566,247	70,018	223,581	2,672	1,830,702	22,088	5,959,126	49,890
SmallCap Value Fund II	7,017,813	54,307	377,853	5,051	1,639,876	22,088	5,755,790	44,495
		$5,430,537		$588,411		$995,451		$5,073,882

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,735			$2,520			$633
Bond Market Index Fund		8,206			(66)			—
Core Plus Bond Fund		13,837			(72)			—
Diversified International Fund		5,590			1,347			—
Diversified Real Asset Fund		3,848			(564)			—
Equity Income Fund		2,755			657			4,349
Global Diversified Income Fund		12,685			(12)			—
Global Multi-Strategy Fund		387			155			—
Global Opportunities Fund		5,040			633			—
Global Real Estate Securities Fund		1,173			18,054			147
Inflation Protection Fund		1,804			(36)			—
International Emerging Markets Fund		553			(11,730)			—
International Small Company Fund		74			15			—
LargeCap Growth Fund I		194			7,344			10,103
LargeCap S&P 500 Index Fund		7,783			15,197			4,978
LargeCap Value Fund III		4,768			2,896			6,080
MidCap Fund		833			9			4,180
MidCap Growth Fund III		—			13,979			—
MidCap Value Fund III		2,144			353			597
Origin Emerging Markets Fund		311			(6,832)			—
Overseas Fund		6,967			(15)			—
Real Estate Securities Fund		329			48			863
Short-Term Income Fund		3,014			(8)			—
SmallCap Growth Fund I		—			(712)			2,220
SmallCap Value Fund II		679			7,225			3,920
		$84,709			$50,385			$38,070
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	4,704,745	$88,214
Bond Market Index Fund (a)	12,022,427	132,126
Core Plus Bond Fund (a)	23,531,403	256,493
Diversified International Fund (a)	10,703,329	131,437
Diversified Real Asset Fund (a)	3,860,072	43,349
Equity Income Fund (a)	3,014,299	87,837
Global Diversified Income Fund (a)	7,491,100	103,677
Global Multi-Strategy Fund (a)	6,186,998	69,232
Global Opportunities Fund (a)	8,239,279	101,426
Inflation Protection Fund (a)	4,803,843	41,361
International Small Company Fund (a)	3,495,864	38,454
LargeCap Growth Fund I (a)	6,761,695	88,849
LargeCap S&P 500 Index Fund (a)	8,869,828	146,263
LargeCap Value Fund III (a)	5,238,795	84,449
MidCap Fund (a)	2,952,779	73,111
MidCap Value Fund III (a)	2,531,136	52,799
Overseas Fund (a)	12,423,737	129,331
Real Estate Securities Fund (a)	1,099,025	25,190
Short-Term Income Fund (a)	2,227,330	27,151
SmallCap Growth Fund I (a),(b)	2,212,193	28,095
SmallCap Value Fund II (a)	2,071,440	27,012
		$1,775,856
TOTAL INVESTMENT COMPANIES		$1,775,856
Total Investments		$1,775,856
Other Assets and Liabilities - (0.01)%		$(162)
TOTAL NET ASSETS - 100.00%		$1,775,694

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39.53%
Fixed Income Funds	25.74%
International Equity Funds	22.56%
Specialty Funds	12.18%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	4,939,142	$78,422	260,095	$4,565	494,492	$8,531	4,704,745	$74,680
Bond Market Index Fund	10,111,958	112,523	2,861,021	31,433	950,552	10,368	12,022,427	133,577
Core Plus Bond Fund	23,867,494	252,811	1,448,368	15,670	1,784,459	19,305	23,531,403	249,173
Diversified International Fund	10,554,758	104,949	667,223	7,559	518,652	5,964	10,703,329	106,546
Diversified Real Asset Fund	3,872,024	47,005	283,691	3,105	295,643	3,241	3,860,072	46,873
Equity Income Fund	3,008,707	79,837	219,851	6,237	214,259	6,032	3,014,299	80,049
Global Diversified Income Fund	7,300,264	101,707	757,848	10,310	567,012	7,702	7,491,100	104,317
Global Multi-Strategy Fund	6,179,483	65,196	490,787	5,401	483,272	5,309	6,186,998	65,288
Global Opportunities Fund	8,340,392	92,440	542,081	6,309	643,194	7,464	8,239,279	91,284
Global Real Estate Securities Fund	5,503,849	41,598	87,615	746	5,591,464	48,759	—	—
Inflation Protection Fund	6,155,057	53,749	280,156	2,385	1,631,370	14,061	4,803,843	42,098
International Emerging Markets Fund	685,147	13,721	8,970	189	694,117	15,760	—	—
International Small Company Fund	—	—	3,553,357	36,542	57,493	607	3,495,864	35,936
LargeCap Growth Fund I	6,942,532	50,361	607,746	7,312	788,583	9,531	6,761,695	48,109
LargeCap S&P 500 Index Fund	9,156,277	86,924	689,176	10,914	975,625	15,437	8,869,828	82,726
LargeCap Value Fund III	5,408,728	72,318	465,771	7,385	635,704	10,032	5,238,795	69,863
MidCap Fund	2,316,930	48,168	865,961	20,001	230,112	5,311	2,952,779	62,861
MidCap Growth Fund III	3,706,828	35,643	1,792	17	3,708,620	37,780	—	—
MidCap Value Fund III	2,039,437	33,210	701,231	13,557	209,532	4,209	2,531,136	42,585
Origin Emerging Markets Fund	1,698,215	17,486	13,979	114	1,712,194	15,684	—	—
Overseas Fund	12,211,827	121,475	821,603	7,918	609,693	5,961	12,423,737	123,433
Real Estate Securities Fund	—	—	1,148,118	25,811	49,093	1,118	1,099,025	24,698
Short-Term Income Fund	—	—	2,345,635	28,509	118,305	1,438	2,227,330	27,071
SmallCap Growth Fund I	2,291,431	20,819	165,288	1,992	244,526	2,941	2,212,193	19,865
SmallCap Value Fund II	2,225,406	20,606	209,718	2,789	363,684	4,943	2,071,440	18,659
		$1,550,968		$256,770		$267,488		$1,549,691

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$602			$224			$220
Bond Market Index Fund		2,353			(11)			—
Core Plus Bond Fund		3,681			(3)			—
Diversified International Fund		2,004			2			—
Diversified Real Asset Fund		1,093			4			—
Equity Income Fund		977			7			1,517
Global Diversified Income Fund		3,238			2			—
Global Multi-Strategy Fund		102			—			—
Global Opportunities Fund		1,680			(1)			—
Global Real Estate Securities Fund		643			6,415			81
Inflation Protection Fund		369			25			—
International Emerging Markets Fund		182			1,850			—
International Small Company Fund		16			1			—
LargeCap Growth Fund I		67			(33)			3,502
LargeCap S&P 500 Index Fund		2,706			325			1,729
LargeCap Value Fund III		1,602			192			2,040
MidCap Fund		278			3			1,392
MidCap Growth Fund III		—			2,120			—
MidCap Value Fund III		712			27			198
Origin Emerging Markets Fund		108			(1,916)			—
Overseas Fund		2,363			1			—
Real Estate Securities Fund		129			5			277
Short-Term Income Fund		217			—			—
SmallCap Growth Fund I		—			(5)			786
SmallCap Value Fund II		234			207			1,348
		$25,356			$9,441			$13,090
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	15,810,054	$296,438
Bond Market Index Fund (a)	32,644,363	358,762
Core Plus Bond Fund (a)	72,183,284	786,797
Diversified International Fund (a)	41,589,877	510,724
Diversified Real Asset Fund (a)	14,562,526	163,537
Equity Income Fund (a)	7,291,322	212,469
Global Diversified Income Fund (a)	22,435,878	310,513
Global Multi-Strategy Fund (a)	22,605,999	252,961
Global Opportunities Fund (a)	35,009,989	430,973
Inflation Protection Fund (a)	14,929,205	128,540
International Emerging Markets Fund (a)	1,317,018	32,069
International Small Company Fund (a)	14,640,193	161,042
LargeCap Growth Fund I (a)	34,531,500	453,744
LargeCap S&P 500 Index Fund (a)	37,539,843	619,032
LargeCap Value Fund (a)	16,324,882	200,633
LargeCap Value Fund III (a)	19,155,116	308,780
MidCap Fund (a)	12,799,097	316,906
MidCap Value Fund III (a)	11,630,925	242,621
Origin Emerging Markets Fund (a)	3,920,777	37,875
Overseas Fund (a)	48,235,117	502,128
Real Estate Securities Fund (a)	3,912,213	89,668
SmallCap Growth Fund I (a),(b)	10,094,075	128,195
SmallCap Value Fund II (a)	9,341,577	121,814
		$6,666,221
TOTAL INVESTMENT COMPANIES		$6,666,221
Total Investments		$6,666,221
Other Assets and Liabilities - (0.01)%		$(705)
TOTAL NET ASSETS - 100.00%		$6,665,516

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.87%
International Equity Funds	25.13%
Fixed Income Funds	19.11%
Specialty Funds	10.90%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	16,843,143	$268,503	457,125	$7,987	1,490,214	$25,941	15,810,054	$251,915
Bond Market Index Fund	25,945,420	288,860	10,237,003	112,567	3,538,060	38,542	32,644,363	362,837
Core Plus Bond Fund	78,909,456	857,366	2,389,761	25,845	9,115,933	98,521	72,183,284	784,570
Diversified International Fund	46,111,987	590,090	1,478,533	16,544	6,000,643	67,690	41,589,877	539,023
Diversified Real Asset Fund	15,246,770	185,824	659,556	7,168	1,343,800	14,747	14,562,526	177,775
Equity Income Fund	8,656,512	230,462	340,618	9,646	1,705,808	47,552	7,291,322	194,065
Global Diversified Income Fund	22,194,459	309,506	2,297,887	31,213	2,056,468	27,951	22,435,878	312,894
Global Multi-Strategy Fund	20,755,076	219,597	4,009,202	44,039	2,158,279	23,740	22,605,999	239,906
Global Opportunities Fund	36,997,830	408,433	1,287,374	14,883	3,275,215	38,089	35,009,989	385,463
Global Real Estate Securities Fund	24,681,249	184,178	224,531	1,913	24,905,780	216,949	—	—
Inflation Protection Fund	15,910,869	139,072	412,744	3,503	1,394,408	11,880	14,929,205	130,700
International Emerging Markets Fund	2,981,926	78,807	1,437,723	33,276	3,102,631	71,521	1,317,018	30,596
International Small Company Fund	—	—	17,686,937	179,219	3,046,744	31,838	14,640,193	147,472
LargeCap Growth Fund I	35,393,364	263,859	2,195,486	26,136	3,057,350	36,840	34,531,500	256,491
LargeCap S&P 500 Index Fund	39,659,893	402,899	1,898,271	29,968	4,018,321	63,371	37,539,843	371,634
LargeCap Value Fund	19,999,338	178,052	1,049,483	12,732	4,723,939	57,270	16,324,882	136,201
LargeCap Value Fund III	15,924,037	210,459	5,007,218	79,399	1,776,139	27,959	19,155,116	261,886
MidCap Fund	7,048,074	154,920	6,911,686	159,406	1,160,663	26,842	12,799,097	287,432
MidCap Growth Fund III	18,942,974	187,637	22,195	225	18,965,169	194,375	—	—
MidCap Value Fund III	10,218,643	163,729	2,500,418	48,675	1,088,136	21,888	11,630,925	190,707
Origin Emerging Markets Fund	7,279,541	76,158	128,892	1,098	3,487,656	31,896	3,920,777	41,949
Overseas Fund	54,374,463	514,110	1,932,092	18,388	8,071,438	77,690	48,235,117	455,195
Real Estate Securities Fund	—	—	4,141,346	92,917	229,133	5,230	3,912,213	87,703
SmallCap Growth Fund I	10,441,494	99,511	467,795	5,611	815,214	9,734	10,094,075	95,438
SmallCap Value Fund II	10,124,039	83,547	699,670	9,337	1,482,132	20,014	9,341,577	73,705
		$6,095,579		$971,695		$1,288,070		$5,815,557

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$2,103			$1,366			$768
Bond Market Index Fund		5,923			(48)			—
Core Plus Bond Fund		11,725			(120)			—
Diversified International Fund		8,155			79			—
Diversified Real Asset Fund		4,261			(470)			—
Equity Income Fund		2,413			1,509			3,792
Global Diversified Income Fund		9,798			126			—
Global Multi-Strategy Fund		339			10			—
Global Opportunities Fund		7,379			236			—
Global Real Estate Securities Fund		1,644			30,858			206
Inflation Protection Fund		1,172			5			—
International Emerging Markets Fund		872			(9,966)			—
International Small Company Fund		225			91			—
LargeCap Growth Fund I		357			3,336			18,513
LargeCap S&P 500 Index Fund		11,861			2,138			7,583
LargeCap Value Fund		4,804			2,687			4,544
LargeCap Value Fund III		6,086			(13)			7,755
MidCap Fund		1,056			(52)			5,295
MidCap Growth Fund III		—			6,513			171
MidCap Value Fund III		3,387			191			943
Origin Emerging Markets Fund		509			(3,411)			—
Overseas Fund		9,999			387			—
Real Estate Securities Fund		597			16			1,922
SmallCap Growth Fund I		—			50			3,692
SmallCap Value Fund II		1,087			835			6,274
		$95,752			$36,353			$61,458
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,864,404	$34,958
Bond Market Index Fund (a)	7,484,499	82,255
Core Plus Bond Fund (a)	14,325,776	156,151
Diversified International Fund (a)	9,512,819	116,817
Diversified Real Asset Fund (a)	3,043,565	34,179
Equity Income Fund (a)	1,448,104	42,198
Global Opportunities Fund (a)	3,955,940	48,698
High Yield Fund I (a)	4,614,877	46,010
International Emerging Markets Fund (a)	649,337	15,811
International Small Company Fund (a)	2,731,862	30,051
LargeCap Growth Fund I (a)	10,654,437	139,999
LargeCap S&P 500 Index Fund (a)	8,819,406	145,432
LargeCap Value Fund (a)	3,380,549	41,547
LargeCap Value Fund III (a)	5,201,198	83,843
MidCap Growth Fund III (a),(b)	6,194,820	68,515
MidCap Value Fund III (a)	3,359,028	70,069
Origin Emerging Markets Fund (a)	1,530,247	14,782
Overseas Fund (a)	11,114,476	115,702
Real Estate Securities Fund (a)	1,083,571	24,836
SmallCap Growth Fund I (a),(b)	2,146,552	27,261
SmallCap Value Fund II (a)	2,049,478	26,725
		$1,365,839
TOTAL INVESTMENT COMPANIES		$1,365,839
Total Investments		$1,365,839
Other Assets and Liabilities - (0.01)%		$(115)
TOTAL NET ASSETS - 100.00%		$1,365,724

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.66%
International Equity Funds	25.03%
Fixed Income Funds	20.82%
Specialty Funds	2.50%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	1,974,455	$33,748	110,051	$1,934	1,864,404	$31,824
Bond Market Index Fund	7,172,856	79,818	1,027,597	11,200	715,954	7,804	7,484,499	83,213
Core Plus Bond Fund	13,500,898	144,550	2,059,897	22,249	1,235,019	13,356	14,325,776	153,442
Diversified International Fund	9,770,055	98,384	643,452	7,308	900,688	10,145	9,512,819	95,547
Diversified Real Asset Fund	3,067,148	37,283	234,278	2,566	257,861	2,820	3,043,565	37,007
Equity Income Fund	—	—	1,516,276	41,261	68,172	1,933	1,448,104	39,332
Global Opportunities Fund	4,026,039	44,942	276,671	3,228	346,770	4,007	3,955,940	44,162
Global Real Estate Securities Fund	5,447,355	41,594	56,731	484	5,504,086	47,766	—	—
High Yield Fund I	2,700,147	26,188	2,328,766	22,731	414,036	4,081	4,614,877	44,836
Inflation Protection Fund	2,209,037	19,130	1,746	15	2,210,783	19,146	—	—
International Emerging Markets Fund	707,714	13,778	39,792	889	98,169	2,140	649,337	12,459
International Small Company Fund	—	—	2,891,208	28,570	159,346	1,622	2,731,862	26,961
LargeCap Growth Fund	2,248,011	12,962	—	—	2,248,011	22,010	—	—
LargeCap Growth Fund I	11,992,283	109,355	1,000,269	12,054	2,338,115	28,267	10,654,437	93,433
LargeCap S&P 500 Index Fund	9,033,543	96,686	737,450	11,703	951,587	14,893	8,819,406	93,686
LargeCap Value Fund	6,691,480	67,745	339,373	4,115	3,650,304	42,998	3,380,549	28,647
LargeCap Value Fund III	5,276,815	71,083	492,562	7,816	568,179	8,932	5,201,198	69,899
MidCap Growth Fund III	6,093,883	60,994	636,940	6,516	536,003	5,522	6,194,820	61,989
MidCap Value Fund III	3,305,830	56,977	329,366	6,543	276,168	5,521	3,359,028	57,998
Origin Emerging Markets Fund	1,691,717	17,433	91,065	800	252,535	2,142	1,530,247	15,895
Overseas Fund	12,013,709	120,054	795,800	7,685	1,695,033	16,146	11,114,476	111,583
Real Estate Securities Fund	—	—	1,135,693	25,604	52,122	1,186	1,083,571	24,421
SmallCap Growth Fund I	2,322,371	22,573	173,390	2,093	349,209	4,198	2,146,552	20,484
SmallCap Value Fund II	2,222,229	21,760	218,115	2,896	390,866	5,195	2,049,478	19,544
		$1,163,289		$262,074		$273,764		$1,166,362

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$235			$10			$86
Bond Market Index Fund		1,471			(1)			—
Core Plus Bond Fund		2,176			(1)			—
Diversified International Fund		1,811			—			—
Diversified Real Asset Fund		863			(22)			—
Equity Income Fund		464			4			716
Global Opportunities Fund		808			(1)			—
Global Real Estate Securities Fund		395			5,688			49
High Yield Fund I		1,163			(2)			—
Inflation Protection Fund		—			1			—
International Emerging Markets Fund		207			(68)			—
International Small Company Fund		48			13			—
LargeCap Growth Fund		—			9,048			—
LargeCap Growth Fund I		109			291			5,647
LargeCap S&P 500 Index Fund		2,755			190			1,760
LargeCap Value Fund		1,031			(215)			975
LargeCap Value Fund III		1,595			(68)			2,031
MidCap Growth Fund III		—			1			178
MidCap Value Fund III		943			(1)			262
Origin Emerging Markets Fund		119			(196)			—
Overseas Fund		2,187			(10)			—
Real Estate Securities Fund		146			3			406
SmallCap Growth Fund I		—			16			765
SmallCap Value Fund II		231			83			1,337
		$18,757			$14,763			$14,212
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	6,232,128	$116,852
Bond Market Index Fund (a)	18,064,768	198,532
Core Plus Bond Fund (a)	36,706,565	400,102
Diversified International Fund (a)	33,435,082	410,583
Diversified Real Asset Fund (a)	9,764,330	109,653
Equity Income Fund (a)	5,202,728	151,607
Global Opportunities Fund (a)	13,821,316	170,140
High Yield Fund I (a)	12,405,398	123,682
International Emerging Markets Fund (a)	2,173,054	52,914
International Small Company Fund (a)	10,276,051	113,037
LargeCap Growth Fund I (a)	37,361,424	490,929
LargeCap S&P 500 Index Fund (a)	31,274,476	515,716
LargeCap Value Fund (a)	12,101,546	148,728
LargeCap Value Fund III (a)	18,287,231	294,790
MidCap Growth Fund III (a),(b)	21,150,287	233,922
MidCap Value Fund III (a)	10,959,459	228,614
Origin Emerging Markets Fund (a)	5,084,631	49,118
Overseas Fund (a)	39,280,948	408,915
Real Estate Securities Fund (a)	3,959,159	90,744
SmallCap Growth Fund I (a),(b)	7,705,016	97,854
SmallCap Value Fund II (a)	7,408,467	96,606
		$4,503,038
TOTAL INVESTMENT COMPANIES		$4,503,038
Total Investments		$4,503,038
Other Assets and Liabilities - (0.01)%		$(539)
TOTAL NET ASSETS - 100.00%		$4,502,499

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.77%
International Equity Funds	26.75%
Fixed Income Funds	16.05%
Specialty Funds	2.44%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	6,582,687	$111,917	350,559	$6,242	6,232,128	$105,790
Bond Market Index Fund	17,641,891	195,911	2,154,115	23,462	1,731,238	18,858	18,064,768	200,453
Core Plus Bond Fund	34,150,438	371,083	5,814,627	63,088	3,258,500	35,230	36,706,565	398,952
Diversified International Fund	37,682,684	455,579	1,366,957	15,342	5,614,559	63,071	33,435,082	407,999
Diversified Real Asset Fund	10,139,661	118,489	495,816	5,399	871,147	9,550	9,764,330	114,125
Equity Income Fund	—	—	5,420,643	147,642	217,915	6,241	5,202,728	141,436
Global Opportunities Fund	14,486,720	160,183	585,909	6,788	1,251,313	14,526	13,821,316	152,462
Global Real Estate Securities Fund	21,032,264	157,063	245,012	2,087	21,277,276	185,714	—	—
High Yield Fund I	8,756,683	84,445	4,829,496	47,123	1,180,781	11,649	12,405,398	119,912
Inflation Protection Fund	4,723,707	40,180	1,657	14	4,725,364	40,922	—	—
International Emerging Markets Fund	2,475,956	58,714	82,013	1,799	384,915	8,402	2,173,054	50,687
International Small Company Fund	—	—	10,779,894	106,507	503,843	5,201	10,276,051	101,398
LargeCap Growth Fund	8,178,326	46,699	—	—	8,178,326	79,746	—	—
LargeCap Growth Fund I	40,726,463	337,651	2,564,370	30,592	5,929,409	71,680	37,361,424	297,290
LargeCap S&P 500 Index Fund	32,259,633	338,340	1,747,443	27,619	2,732,600	42,940	31,274,476	323,713
LargeCap Value Fund	23,846,069	242,766	867,657	10,527	12,612,180	148,936	12,101,546	100,695
LargeCap Value Fund III	19,259,471	256,662	1,249,048	19,801	2,221,288	35,003	18,287,231	243,259
MidCap Growth Fund III	21,528,338	216,724	1,539,928	15,952	1,917,979	19,847	21,150,287	212,834
MidCap Value Fund III	11,484,284	197,173	463,983	9,376	988,808	19,847	10,959,459	186,734
Origin Emerging Markets Fund	5,897,589	61,808	177,873	1,539	990,831	8,408	5,084,631	53,636
Overseas Fund	45,193,717	442,013	1,791,935	17,101	7,704,704	74,073	39,280,948	384,592
Real Estate Securities Fund	—	—	4,137,346	93,585	178,187	4,066	3,959,159	89,529
SmallCap Growth Fund I	8,375,719	82,840	413,237	4,968	1,083,940	13,013	7,705,016	74,904
SmallCap Value Fund II	7,795,335	67,083	596,952	7,964	983,820	13,013	7,408,467	62,182
		$3,931,406		$770,192		$936,178		$3,822,582

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$804			$115			$293
Bond Market Index Fund		3,393			(62)			—
Core Plus Bond Fund		5,655			11			—
Diversified International Fund		6,511			149			—
Diversified Real Asset Fund		2,837			(213)			—
Equity Income Fund		1,692			35			2,615
Global Opportunities Fund		2,893			17			—
Global Real Estate Securities Fund		1,799			26,564			225
High Yield Fund I		3,214			(7)			—
Inflation Protection Fund		—			728			—
International Emerging Markets Fund		722			(1,424)			—
International Small Company Fund		229			92			—
LargeCap Growth Fund		—			33,047			—
LargeCap Growth Fund I		387			727			20,068
LargeCap S&P 500 Index Fund		9,819			694			6,274
LargeCap Value Fund		3,650			(3,662)			3,451
LargeCap Value Fund III		5,757			1,799			7,333
MidCap Growth Fund III		—			5			624
MidCap Value Fund III		3,167			32			881
Origin Emerging Markets Fund		412			(1,303)			—
Overseas Fund		8,269			(449)			—
Real Estate Securities Fund		526			10			1,407
SmallCap Growth Fund I		—			109			2,817
SmallCap Value Fund II		858			148			4,955
		$62,594			$57,162			$50,943
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,587,471	$29,765
Bond Market Index Fund (a)	2,966,793	32,605
Core Plus Bond Fund (a)	5,445,529	59,356
Diversified International Fund (a)	7,095,991	87,139
Diversified Real Asset Fund (a)	2,026,064	22,753
Equity Income Fund (a)	975,782	28,434
Global Opportunities Fund (a)	2,946,457	36,271
High Yield Fund I (a)	1,787,302	17,819
International Emerging Markets Fund (a)	438,064	10,667
International Small Company Fund (a)	2,250,177	24,752
LargeCap Growth Fund I (a)	7,493,275	98,462
LargeCap S&P 500 Index Fund (a)	6,582,132	108,539
LargeCap Value Fund (a)	2,465,205	30,297
LargeCap Value Fund III (a)	3,985,298	64,243
MidCap Growth Fund III (a),(b)	4,432,508	49,024
MidCap Value Fund III (a)	2,386,727	49,787
Origin Emerging Markets Fund (a)	1,001,017	9,670
Overseas Fund (a)	8,321,518	86,627
Real Estate Securities Fund (a)	922,778	21,150
SmallCap Growth Fund I (a),(b)	1,618,706	20,558
SmallCap Value Fund II (a)	1,606,235	20,945
		$908,863
TOTAL INVESTMENT COMPANIES		$908,863
Total Investments		$908,863
Other Assets and Liabilities - (0.01)%		$(75)
TOTAL NET ASSETS - 100.00%		$908,788

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.37%
International Equity Funds	28.06%
Fixed Income Funds	12.08%
Specialty Funds	2.50%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	1,659,456	$28,123	71,985	$1,265	1,587,471	$26,869
Bond Market Index Fund	2,539,656	28,318	737,153	8,020	310,016	3,372	2,966,793	32,961
Core Plus Bond Fund	4,985,294	53,764	1,039,681	11,229	579,446	6,258	5,445,529	58,736
Diversified International Fund	7,585,999	78,934	594,945	6,756	1,084,953	12,126	7,095,991	73,570
Diversified Real Asset Fund	2,042,392	24,267	187,699	2,057	204,027	2,224	2,026,064	24,098
Equity Income Fund	—	—	1,020,397	27,785	44,615	1,263	975,782	26,522
Global Opportunities Fund	3,000,826	33,889	254,973	2,972	309,342	3,559	2,946,457	33,301
Global Real Estate Securities Fund	4,550,549	36,521	44,844	383	4,595,393	40,112	—	—
High Yield Fund I	1,801,565	17,758	166,517	1,642	180,780	1,780	1,787,302	17,619
International Emerging Markets Fund	508,925	11,165	35,810	800	106,671	2,302	438,064	9,556
International Small Company Fund	—	—	2,354,593	23,234	104,416	1,064	2,250,177	22,185
LargeCap Growth Fund	1,151,462	6,809	—	—	1,151,462	11,184	—	—
LargeCap Growth Fund I	8,792,590	87,035	848,104	10,244	2,147,419	25,719	7,493,275	71,579
LargeCap S&P 500 Index Fund	6,607,062	75,671	651,372	10,329	676,302	10,536	6,582,132	75,469
LargeCap Value Fund	4,955,073	53,073	290,318	3,517	2,780,186	32,871	2,465,205	22,885
LargeCap Value Fund III	3,945,110	53,677	435,353	6,905	395,165	6,180	3,985,298	54,375
MidCap Growth Fund III	4,489,896	46,075	419,396	4,377	476,784	4,890	4,432,508	45,557
MidCap Value Fund III	2,428,207	42,875	203,512	4,114	244,992	4,890	2,386,727	42,094
Origin Emerging Markets Fund	1,193,734	12,349	86,861	764	279,578	2,345	1,001,017	10,453
Overseas Fund	9,063,181	91,556	734,844	7,093	1,476,507	14,125	8,321,518	84,527
Real Estate Securities Fund	—	—	961,544	21,880	38,766	880	922,778	21,000
SmallCap Growth Fund I	1,626,436	16,913	153,578	1,851	161,308	1,912	1,618,706	16,852
SmallCap Value Fund II	1,638,419	17,199	191,202	2,536	223,386	2,954	1,606,235	16,778
		$787,848		$186,611		$193,811		$786,986

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$197			$11			$72
Bond Market Index Fund		529			(5)			—
Core Plus Bond Fund		820			1			—
Diversified International Fund		1,364			6			—
Diversified Real Asset Fund		579			(2)			—
Equity Income Fund		310			—			476
Global Opportunities Fund		608			(1)			—
Global Real Estate Securities Fund		291			3,208			36
High Yield Fund I		460			(1)			—
International Emerging Markets Fund		149			(107)			—
International Small Company Fund		53			15			—
LargeCap Growth Fund		—			4,375			—
LargeCap Growth Fund I		77			19			3,985
LargeCap S&P 500 Index Fund		2,031			5			1,297
LargeCap Value Fund		740			(834)			700
LargeCap Value Fund III		1,231			(27)			1,568
MidCap Growth Fund III		—			(5)			129
MidCap Value Fund III		677			(5)			188
Origin Emerging Markets Fund		84			(315)			—
Overseas Fund		1,701			3			—
Real Estate Securities Fund		127			—			365
SmallCap Growth Fund I		—			—			581
SmallCap Value Fund II		183			(3)			1,054
		$12,211			$6,338			$10,451
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	4,239,216	$79,485
Bond Market Index Fund (a)	5,333,843	58,619
Core Plus Bond Fund (a)	10,946,167	119,313
Diversified International Fund (a)	20,161,710	247,586
Diversified Real Asset Fund (a)	5,193,765	58,326
Equity Income Fund (a)	2,801,096	81,624
Global Opportunities Fund (a)	8,223,326	101,229
High Yield Fund I (a)	4,947,481	49,326
International Emerging Markets Fund (a)	1,220,960	29,730
International Small Company Fund (a)	6,200,442	68,205
LargeCap Growth Fund I (a)	21,576,000	283,509
LargeCap S&P 500 Index Fund (a)	18,146,145	299,230
LargeCap Value Fund (a)	7,526,646	92,502
LargeCap Value Fund III (a)	11,041,472	177,989
MidCap Growth Fund III (a),(b)	12,346,703	136,555
MidCap Value Fund III (a)	6,725,576	140,296
Origin Emerging Markets Fund (a)	2,884,297	27,862
Overseas Fund (a)	23,432,908	243,937
Real Estate Securities Fund (a)	2,546,768	58,372
SmallCap Growth Fund I (a),(b)	4,501,041	57,163
SmallCap Value Fund II (a)	4,217,281	54,993
		$2,465,851
TOTAL INVESTMENT COMPANIES		$2,465,851
Total Investments		$2,465,851
Other Assets and Liabilities - (0.01)%		$(341)
TOTAL NET ASSETS - 100.00%		$2,465,510

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.29%
International Equity Funds	29.14%
Fixed Income Funds	9.22%
Specialty Funds	2.36%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	4,443,682	$75,894	204,466	$3,647	4,239,216	$72,296
Bond Market Index Fund	4,604,122	51,384	1,310,791	14,257	581,070	6,329	5,333,843	59,305
Core Plus Bond Fund	9,530,290	103,816	2,520,815	27,088	1,104,938	11,938	10,946,167	118,968
Diversified International Fund	22,417,747	261,739	1,113,516	12,610	3,369,553	37,755	20,161,710	236,558
Diversified Real Asset Fund	5,393,029	62,782	347,561	3,801	546,825	5,988	5,193,765	60,604
Equity Income Fund	—	—	2,928,265	80,552	127,169	3,647	2,801,096	76,917
Global Opportunities Fund	8,601,564	97,032	470,652	5,481	848,890	9,830	8,223,326	92,682
Global Real Estate Securities Fund	12,975,408	99,607	77,663	663	13,053,071	113,890	—	—
High Yield Fund I	5,116,493	51,851	317,233	3,131	486,245	4,790	4,947,481	50,184
International Emerging Markets Fund	1,444,563	36,501	66,105	1,471	289,708	6,296	1,220,960	30,648
International Small Company Fund	—	—	6,494,133	63,875	293,691	3,039	6,200,442	60,877
LargeCap Growth Fund	3,901,896	21,840	—	—	3,901,896	38,231	—	—
LargeCap Growth Fund I	25,106,068	225,663	1,810,091	21,748	5,340,159	64,369	21,576,000	183,508
LargeCap S&P 500 Index Fund	18,726,569	207,899	1,303,069	20,656	1,883,493	29,549	18,146,145	199,385
LargeCap Value Fund	14,260,658	151,093	641,106	7,773	7,375,118	88,580	7,526,646	68,960
LargeCap Value Fund III	11,225,062	150,436	912,917	14,479	1,096,507	17,228	11,041,472	147,576
MidCap Growth Fund III	12,747,509	129,107	920,849	9,598	1,321,655	13,639	12,346,703	125,065
MidCap Value Fund III	7,025,430	123,467	380,562	7,705	680,416	13,639	6,725,576	117,516
Origin Emerging Markets Fund	3,490,642	36,565	152,854	1,342	759,199	6,416	2,884,297	30,282
Overseas Fund	26,633,446	263,269	1,395,758	13,433	4,596,296	43,754	23,432,908	232,894
Real Estate Securities Fund	—	—	2,657,750	60,541	110,982	2,533	2,546,768	58,014
SmallCap Growth Fund I	4,646,226	48,275	307,265	3,706	452,450	5,385	4,501,041	46,621
SmallCap Value Fund II	4,522,239	42,119	403,468	5,365	708,426	9,384	4,217,281	38,063
		$2,164,445		$455,169		$539,856		$2,106,923

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$536			$49			$196
Bond Market Index Fund		970			(7)			—
Core Plus Bond Fund		1,646			2			—
Diversified International Fund		3,909			(36)			—
Diversified Real Asset Fund		1,504			9			—
Equity Income Fund		905			12			1,392
Global Opportunities Fund		1,712			(1)			—
Global Real Estate Securities Fund		525			13,620			66
High Yield Fund I		1,293			(8)			—
International Emerging Markets Fund		414			(1,028)			—
International Small Company Fund		162			41			—
LargeCap Growth Fund		—			16,391			—
LargeCap Growth Fund I		223			466			11,600
LargeCap S&P 500 Index Fund		5,683			379			3,631
LargeCap Value Fund		2,270			(1,326)			2,146
LargeCap Value Fund III		3,460			(111)			4,407
MidCap Growth Fund III		—			(1)			363
MidCap Value Fund III		1,932			(17)			538
Origin Emerging Markets Fund		239			(1,209)			—
Overseas Fund		4,732			(54)			—
Real Estate Securities Fund		379			6			1,192
SmallCap Growth Fund I		—			25			1,639
SmallCap Value Fund II		487			(37)			2,812
		$32,981			$27,165			$29,982
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	601,983	$11,287
Bond Market Index Fund (a)	559,532	6,149
Core Plus Bond Fund (a)	1,026,676	11,191
Diversified International Fund (a)	2,902,585	35,644
Diversified Real Asset Fund (a)	675,273	7,583
Equity Income Fund (a)	418,967	12,209
Global Opportunities Fund (a)	1,178,465	14,507
High Yield Fund I (a)	655,019	6,530
International Emerging Markets Fund (a)	161,189	3,925
International Small Company Fund (a)	914,951	10,064
LargeCap Growth Fund I (a)	3,108,951	40,852
LargeCap S&P 500 Index Fund (a)	2,667,665	43,990
LargeCap Value Fund (a)	1,056,555	12,985
LargeCap Value Fund III (a)	1,586,075	25,567
MidCap Growth Fund III (a),(b)	1,726,298	19,093
MidCap Value Fund III (a)	958,279	19,990
Origin Emerging Markets Fund (a)	388,262	3,751
Overseas Fund (a)	3,375,427	35,138
Real Estate Securities Fund (a)	372,716	8,543
SmallCap Growth Fund I (a),(b)	650,703	8,264
SmallCap Value Fund II (a)	647,645	8,445
		$345,707
TOTAL INVESTMENT COMPANIES		$345,707
Total Investments		$345,707
Other Assets and Liabilities - (0.01)%		$(23)
TOTAL NET ASSETS - 100.00%		$345,684

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.11%
International Equity Funds	29.80%
Fixed Income Funds	6.91%
Specialty Funds	2.19%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	621,505	$10,708	19,522	$344	601,983	$10,365
Bond Market Index Fund	425,170	4,739	197,087	2,142	62,725	683	559,532	6,196
Core Plus Bond Fund	876,556	9,488	268,186	2,898	118,066	1,274	1,026,676	11,112
Diversified International Fund	2,944,319	32,332	416,350	4,760	458,084	5,111	2,902,585	31,987
Diversified Real Asset Fund	645,223	7,435	115,172	1,268	85,122	926	675,273	7,778
Equity Income Fund	—	—	431,068	11,866	12,101	343	418,967	11,523
Global Opportunities Fund	1,138,455	13,234	179,065	2,097	139,055	1,593	1,178,465	13,736
Global Real Estate Securities Fund	1,699,326	14,475	20,423	175	1,719,749	15,104	—	—
High Yield Fund I	626,089	6,243	104,382	1,030	75,452	740	655,019	6,533
International Emerging Markets Fund	190,621	4,473	25,467	575	54,899	1,177	161,189	3,820
International Small Company Fund	—	—	943,451	9,336	28,500	291	914,951	9,047
LargeCap Growth Fund	637,600	5,669	—	—	637,600	6,267	—	—
LargeCap Growth Fund I	3,240,955	36,018	526,874	6,413	658,878	7,877	3,108,951	34,559
LargeCap S&P 500 Index Fund	2,543,569	32,775	425,617	6,766	301,521	4,680	2,667,665	34,857
LargeCap Value Fund	1,905,121	22,054	182,624	2,210	1,031,190	12,359	1,056,555	11,883
LargeCap Value Fund III	1,492,424	20,869	269,014	4,267	175,363	2,738	1,586,075	22,396
MidCap Growth Fund III	1,692,659	17,575	247,742	2,604	214,103	2,182	1,726,298	17,992
MidCap Value Fund III	925,643	16,838	142,474	2,887	109,838	2,182	958,279	17,542
Origin Emerging Markets Fund	467,015	4,743	62,379	553	141,132	1,179	388,262	4,000
Overseas Fund	3,414,884	34,382	500,049	4,858	539,506	5,110	3,375,427	34,129
Real Estate Securities Fund	—	—	383,104	8,763	10,388	236	372,716	8,527
SmallCap Growth Fund I	621,864	7,071	102,552	1,240	73,713	868	650,703	7,443
SmallCap Value Fund II	600,824	6,903	113,111	1,494	66,290	871	647,645	7,526
		$297,316		$88,910		$74,135		$312,951

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$69			$1			$25
Bond Market Index Fund		83			(2)			—
Core Plus Bond Fund		146			—			—
Diversified International Fund		541			6			—
Diversified Real Asset Fund		184			1			—
Equity Income Fund		128			—			191
Global Opportunities Fund		232			(2)			—
Global Real Estate Securities Fund		113			454			14
High Yield Fund I		163			—			—
International Emerging Markets Fund		55			(51)			—
International Small Company Fund		21			2			—
LargeCap Growth Fund		—			598			—
LargeCap Growth Fund I		30			5			1,580
LargeCap S&P 500 Index Fund		783			(4)			500
LargeCap Value Fund		305			(22)			288
LargeCap Value Fund III		466			(2)			594
MidCap Growth Fund III		—			(5)			47
MidCap Value Fund III		258			(1)			72
Origin Emerging Markets Fund		32			(117)			—
Overseas Fund		639			(1)			—
Real Estate Securities Fund		49			—			137
SmallCap Growth Fund I		—			—			222
SmallCap Value Fund II		70			—			405
		$4,367			$860			$4,075
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	380,717	$7,138
Bond Market Index Fund (a)	290,036	3,188
Core Plus Bond Fund (a)	532,157	5,801
Diversified International Fund (a)	1,720,219	21,124
Diversified Real Asset Fund (a)	446,921	5,019
Equity Income Fund (a)	250,094	7,288
Global Opportunities Fund (a)	704,081	8,667
High Yield Fund I (a)	406,350	4,051
International Emerging Markets Fund (a)	119,385	2,907
International Small Company Fund (a)	555,309	6,108
LargeCap Growth Fund I (a)	1,902,353	24,997
LargeCap S&P 500 Index Fund (a)	1,623,885	26,778
LargeCap Value Fund (a)	630,943	7,754
LargeCap Value Fund III (a)	945,916	15,248
MidCap Growth Fund III (a),(b)	1,042,800	11,533
MidCap Value Fund III (a)	565,009	11,786
Origin Emerging Markets Fund (a)	261,763	2,529
Overseas Fund (a)	2,016,711	20,994
Real Estate Securities Fund (a)	213,218	4,887
SmallCap Growth Fund I (a),(b)	386,341	4,907
SmallCap Value Fund II (a)	377,810	4,927
		$207,631
TOTAL INVESTMENT COMPANIES		$207,631
Total Investments		$207,631
Other Assets and Liabilities - (0.01)%		$(11)
TOTAL NET ASSETS - 100.00%		$207,620

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.29%
International Equity Funds	30.02%
Fixed Income Funds	6.28%
Specialty Funds	2.42%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	391,287	$6,774	10,570	$190	380,717	$6,584
Bond Market Index Fund	214,431	2,390	95,048	1,035	19,443	211	290,036	3,214
Core Plus Bond Fund	413,655	4,512	154,020	1,665	35,518	384	532,157	5,793
Diversified International Fund	1,505,996	17,343	418,029	4,802	203,806	2,302	1,720,219	19,842
Diversified Real Asset Fund	340,466	3,951	136,693	1,510	30,238	331	446,921	5,130
Equity Income Fund	—	—	256,695	7,115	6,601	190	250,094	6,925
Global Opportunities Fund	573,743	7,054	179,481	2,111	49,143	570	704,081	8,595
Global Real Estate Securities Fund	850,771	7,678	9,986	86	860,757	7,561	—	—
High Yield Fund I	330,004	3,302	103,214	1,019	26,868	266	406,350	4,055
International Emerging Markets Fund	109,427	2,630	26,891	612	16,933	369	119,385	2,872
International Small Company Fund	—	—	570,530	5,680	15,221	159	555,309	5,521
LargeCap Growth Fund	345,532	3,883	—	—	345,532	3,397	—	—
LargeCap Growth Fund I	1,670,718	20,806	492,519	6,044	260,884	3,153	1,902,353	23,699
LargeCap S&P 500 Index Fund	1,318,503	18,902	412,747	6,588	107,365	1,686	1,623,885	23,805
LargeCap Value Fund	945,576	11,753	167,814	2,036	482,447	5,788	630,943	7,954
LargeCap Value Fund III	756,762	11,418	251,888	4,006	62,734	985	945,916	14,439
MidCap Growth Fund III	857,457	9,028	260,860	2,751	75,517	779	1,042,800	11,000
MidCap Value Fund III	460,490	8,754	143,770	2,922	39,251	787	565,009	10,889
Origin Emerging Markets Fund	238,692	2,409	66,698	596	43,627	369	261,763	2,633
Overseas Fund	1,734,236	17,823	497,151	4,853	214,676	2,051	2,016,711	20,623
Real Estate Securities Fund	—	—	218,848	5,002	5,630	128	213,218	4,874
SmallCap Growth Fund I	312,063	3,797	100,956	1,226	26,678	317	386,341	4,706
SmallCap Value Fund II	299,158	3,774	102,926	1,357	24,274	316	377,810	4,815
		$161,207		$69,790		$32,289		$197,968

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$38			$—			$14
Bond Market Index Fund		44			—			—
Core Plus Bond Fund		73			—			—
Diversified International Fund		291			(1)			—
Diversified Real Asset Fund		102			—			—
Equity Income Fund		71			—			99
Global Opportunities Fund		123			—			—
Global Real Estate Securities Fund		56			(203)			7
High Yield Fund I		94			—			—
International Emerging Markets Fund		34			(1)			—
International Small Company Fund		11			—			—
LargeCap Growth Fund		—			(486)			—
LargeCap Growth Fund I		17			2			860
LargeCap S&P 500 Index Fund		426			1			272
LargeCap Value Fund		160			(47)			151
LargeCap Value Fund III		248			—			316
MidCap Growth Fund III		—			—			25
MidCap Value Fund III		135			—			37
Origin Emerging Markets Fund		18			(3)			—
Overseas Fund		341			(2)			—
Real Estate Securities Fund		27			—			72
SmallCap Growth Fund I		—			—			117
SmallCap Value Fund II		36			—			212
		$2,345			$(740)			$2,182
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2015 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.04%
Bond Market Index Fund (a)	763,774	$8,394
Diversified International Fund (a)	238,407	2,928
Diversified Real Asset Fund (a)	58,802	660
Global Diversified Income Fund (a)	150,472	2,083
Inflation Protection Fund (a)	150,642	1,297
International Small Company Fund (a)	41,583	457
LargeCap S&P 500 Index Fund (a)	342,842	5,653
MidCap S&P 400 Index Fund (a)	75,588	1,568
Short-Term Income Fund (a)	233,522	2,847
SmallCap S&P 600 Index Fund (a)	24,101	628
		$26,515
TOTAL INVESTMENT COMPANIES		$26,515
Total Investments		$26,515
Other Assets and Liabilities - (0.04)%		$(11)
TOTAL NET ASSETS - 100.00%		$26,504

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47.30%
Domestic Equity Funds	29.61%
International Equity Funds	12.78%
Specialty Funds	10.35%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	341,824	$3,795	573,763	$6,281	151,813		$1,657	763,774	$8,416
Diversified International Fund	111,140	1,271	174,464	1,998	47,197		539	238,407	2,730
Diversified Real Asset Fund	27,730	309	42,731	470	11,659		129	58,802	650
Global Diversified Income Fund	70,824	959	109,354	1,488	29,706		405	150,472	2,042
Inflation Protection Fund	94,122	793	127,919	1,092	71,399		607	150,642	1,277
International Emerging Markets Fund	3,036	66	2,590	55	5,626		125	—	—
International Small Company Fund	20,346	199	29,622	300	8,385		85	41,583	415
LargeCap S&P 500 Index Fund	177,780	2,628	252,577	4,007	87,515		1,394	342,842	5,262
MidCap S&P 400 Index Fund	39,033	744	56,266	1,147	19,711		404	75,588	1,492
Origin Emerging Markets Fund	7,497	67	6,551	54	14,048		121	—	—
Short-Term Income Fund	78,912	961	194,136	2,361	39,526		480	233,522	2,842
SmallCap S&P 600 Index Fund	12,911	305	17,775	462	6,585		172	24,101	597
		$12,097		$19,715			$6,118		$25,723

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$84			$(3)	$			—
Diversified International Fund		30			—				—
Diversified Real Asset Fund		11			—				—
Global Diversified Income Fund		47			—				—
Inflation Protection Fund		10			(1)				—
International Emerging Markets Fund		1			4				—
International Small Company Fund		1			1				—
LargeCap S&P 500 Index Fund		68			21				46
MidCap S&P 400 Index Fund		14			5				52
Origin Emerging Markets Fund		1			—				—
Short-Term Income Fund		18			—				—
SmallCap S&P 600 Index Fund		6			2				23
		$291			$29	$			121
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2020 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	2,440,456	$26,820
Diversified International Fund (a)	1,028,259	12,627
Diversified Real Asset Fund (a)	204,180	2,293
Global Diversified Income Fund (a)	466,160	6,452
Inflation Protection Fund (a)	387,073	3,333
International Small Company Fund (a)	166,268	1,829
LargeCap S&P 500 Index Fund (a)	1,448,723	23,889
MidCap S&P 400 Index Fund (a)	315,927	6,552
Real Estate Securities Fund (a)	41,135	943
Short-Term Income Fund (a)	453,233	5,525
SmallCap S&P 600 Index Fund (a)	99,419	2,591
		$92,854
TOTAL INVESTMENT COMPANIES		$92,854
Total Investments		$92,854
Other Assets and Liabilities - (0.01)%		$(12)
TOTAL NET ASSETS - 100.00%		$92,842

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	38.43%
Domestic Equity Funds	36.59%
International Equity Funds	15.57%
Specialty Funds	9.42%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	1,101,105	$12,241	1,478,342	$16,202	138,991		$1,523	2,440,456	$26,921
Diversified International Fund	472,964	5,388	613,080	7,072	57,785		662	1,028,259	11,798
Diversified Real Asset Fund	98,631	1,085	117,333	1,291	11,784		130	204,180	2,246
Global Diversified Income Fund	219,387	2,965	273,361	3,726	26,588		363	466,160	6,328
Global Real Estate Securities Fund	92,967	864	62,896	538	155,863		1,357	—	—
Inflation Protection Fund	198,844	1,675	222,571	1,902	34,342		293	387,073	3,284
International Emerging Markets Fund	12,847	278	7,434	158	20,281		452	—	—
International Small Company Fund	83,515	816	92,338	943	9,585		97	166,268	1,662
LargeCap S&P 500 Index Fund	755,705	11,184	833,955	13,284	140,937		2,223	1,448,723	22,253
MidCap S&P 400 Index Fund	166,178	3,162	187,872	3,840	38,123		768	315,927	6,237
Origin Emerging Markets Fund	31,752	282	18,696	156	50,448		436	—	—
Real Estate Securities Fund	—	—	42,807	980	1,672		39	41,135	941
Short-Term Income Fund	158,432	1,930	318,160	3,871	23,359		285	453,233	5,516
SmallCap S&P 600 Index Fund	54,256	1,278	58,712	1,526	13,549		347	99,419	2,455
		$43,148		$55,489			$8,975		$89,641

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$284			$1	$			—
Diversified International Fund		121			—				—
Diversified Real Asset Fund		38			—				—
Global Diversified Income Fund		142			—				—
Global Real Estate Securities Fund		26			(45)				3
Inflation Protection Fund		20			—				—
International Emerging Markets Fund		5			16				—
International Small Company Fund		3			—				—
LargeCap S&P 500 Index Fund		304			8				195
MidCap S&P 400 Index Fund		64			3				217
Origin Emerging Markets Fund		3			(2)				—
Real Estate Securities Fund		2			—				—
Short-Term Income Fund		34			—				—
SmallCap S&P 600 Index Fund		27			(2)				95
		$1,073			$(21)	$			510
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2025 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	1,262,201	$13,872
Diversified International Fund (a)	683,039	8,388
Diversified Real Asset Fund (a)	115,786	1,300
Global Diversified Income Fund (a)	224,659	3,109
Inflation Protection Fund (a)	156,137	1,344
International Small Company Fund (a)	110,373	1,214
LargeCap S&P 500 Index Fund (a)	956,427	15,772
MidCap S&P 400 Index Fund (a)	210,766	4,371
Real Estate Securities Fund (a)	31,071	712
Short-Term Income Fund (a)	71,006	866
SmallCap S&P 600 Index Fund (a)	66,179	1,725
		$52,673
TOTAL INVESTMENT COMPANIES		$52,673
Total Investments		$52,673
Other Assets and Liabilities - (0.01)%		$(7)
TOTAL NET ASSETS - 100.00%		$52,666

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.87%
Fixed Income Funds	30.53%
International Equity Funds	18.24%
Specialty Funds	8.37%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	300,818	$3,354	1,027,286	$11,250	65,903		$719	1,262,201	$13,885
Diversified International Fund	160,498	1,821	557,212	6,500	34,671		404	683,039	7,918
Diversified Real Asset Fund	29,152	325	92,667	1,025	6,033		67	115,786	1,283
Global Diversified Income Fund	55,246	747	180,943	2,473	11,530		158	224,659	3,062
Global Real Estate Securities Fund	39,935	370	57,161	490	97,096		846	—	—
Inflation Protection Fund	45,835	390	130,353	1,114	20,051		172	156,137	1,332
International Emerging Markets Fund	4,355	94	5,486	117	9,841		220	—	—
International Small Company Fund	29,172	286	86,911	898	5,710		59	110,373	1,125
LargeCap S&P 500 Index Fund	256,825	3,793	761,934	12,231	62,332		996	956,427	15,029
MidCap S&P 400 Index Fund	55,983	1,059	168,109	3,453	13,326		270	210,766	4,242
Origin Emerging Markets Fund	10,750	95	13,881	116	24,631		214	—	—
Real Estate Securities Fund	—	—	32,221	739	1,150		26	31,071	713
Short-Term Income Fund	—	—	73,908	899	2,902		35	71,006	864
SmallCap S&P 600 Index Fund	18,401	425	53,196	1,385	5,418		135	66,179	1,674
		$12,759		$42,690			$4,321		$51,127

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$101			$—	$			—
Diversified International Fund		57			1				—
Diversified Real Asset Fund		15			—				—
Global Diversified Income Fund		51			—				—
Global Real Estate Securities Fund		16			(14)				2
Inflation Protection Fund		6			—				—
International Emerging Markets Fund		2			9				—
International Small Company Fund		2			—				—
LargeCap S&P 500 Index Fund		133			1				85
MidCap S&P 400 Index Fund		27			—				93
Origin Emerging Markets Fund		1			3				—
Real Estate Securities Fund		2			—				—
Short-Term Income Fund		3			—				—
SmallCap S&P 600 Index Fund		11			(1)				41
		$427			$(1)	$			221
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2030 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	1,605,389	$17,643
Diversified International Fund (a)	1,148,281	14,101
Diversified Real Asset Fund (a)	177,114	1,989
Global Diversified Income Fund (a)	272,953	3,778
Inflation Protection Fund (a)	198,888	1,712
International Emerging Markets Fund (a)	19,416	473
International Small Company Fund (a)	186,493	2,051
LargeCap S&P 500 Index Fund (a)	1,671,919	27,570
MidCap S&P 400 Index Fund (a)	365,835	7,587
Origin Emerging Markets Fund (a)	47,509	459
Real Estate Securities Fund (a)	55,729	1,277
Short-Term Income Fund (a)	23,096	282
SmallCap S&P 600 Index Fund (a)	115,712	3,016
		$81,938
TOTAL INVESTMENT COMPANIES		$81,938
Total Investments		$81,938
Other Assets and Liabilities - (0.01)%		$(12)
TOTAL NET ASSETS - 100.00%		$81,926

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.15%
Fixed Income Funds	23.97%
International Equity Funds	20.85%
Specialty Funds	7.04%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	849,915	$9,468	832,939	$9,113	77,465		$842	1,605,389	$17,738
Diversified International Fund	637,999	7,271	565,233	6,544	54,951		627	1,148,281	13,188
Diversified Real Asset Fund	103,491	1,142	82,385	909	8,762		97	177,114	1,954
Global Diversified Income Fund	153,487	2,078	132,578	1,810	13,112		180	272,953	3,708
Global Real Estate Securities Fund	165,657	1,547	66,658	571	232,315		2,025	—	—
Inflation Protection Fund	120,178	1,015	88,553	756	9,843		84	198,888	1,687
International Emerging Markets Fund	17,867	387	9,343	208	7,794		173	19,416	421
International Small Company Fund	113,065	1,111	82,726	851	9,298		94	186,493	1,868
LargeCap S&P 500 Index Fund	1,018,933	15,138	766,211	12,252	113,225		1,790	1,671,919	25,607
MidCap S&P 400 Index Fund	223,611	4,272	174,948	3,581	32,724		659	365,835	7,195
Origin Emerging Markets Fund	44,162	392	23,461	206	20,114		174	47,509	422
Real Estate Securities Fund	—	—	57,033	1,302	1,304		29	55,729	1,273
Short-Term Income Fund	—	—	23,765	289	669		8	23,096	281
SmallCap S&P 600 Index Fund	73,721	1,744	55,458	1,442	13,467		344	115,712	2,839
		$45,565		$39,834			$7,126		$78,181

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$193			$(1)	$			—
Diversified International Fund		142			—				—
Diversified Real Asset Fund		35			—				—
Global Diversified Income Fund		87			—				—
Global Real Estate Securities Fund		40			(93)				5
Inflation Protection Fund		11			—				—
International Emerging Markets Fund		6			(1)				—
International Small Company Fund		4			—				—
LargeCap S&P 500 Index Fund		363			7				234
MidCap S&P 400 Index Fund		76			1				262
Origin Emerging Markets Fund		4			(2)				—
Real Estate Securities Fund		4			—				—
Short-Term Income Fund		1			—				—
SmallCap S&P 600 Index Fund		32			(3)				116
		$998			$(92)	$			617
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2035 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.03%
Bond Market Index Fund (a)	641,271	$7,048
Diversified International Fund (a)	575,960	7,073
Diversified Real Asset Fund (a)	84,852	953
High Yield Fund I (a)	136,646	1,362
International Emerging Markets Fund (a)	16,480	401
International Small Company Fund (a)	95,475	1,050
LargeCap S&P 500 Index Fund (a)	870,594	14,357
MidCap S&P 400 Index Fund (a)	191,437	3,970
Origin Emerging Markets Fund (a)	42,322	409
Real Estate Securities Fund (a)	31,184	715
SmallCap S&P 600 Index Fund (a)	60,638	1,580
		$38,918
TOTAL INVESTMENT COMPANIES		$38,918
Total Investments		$38,918
Other Assets and Liabilities - (0.03)%		$(10)
TOTAL NET ASSETS - 100.00%		$38,908

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.01%
International Equity Funds	22.96%
Fixed Income Funds	21.61%
Specialty Funds	2.45%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	155,298	$1,730	522,503	$5,725	36,530		$398	641,271	$7,057
Diversified International Fund	147,393	1,683	461,334	5,360	32,767		372	575,960	6,671
Diversified Real Asset Fund	22,378	252	67,428	745	4,954		55	84,852	942
Global Real Estate Securities Fund	41,158	382	57,516	493	98,674		860	—	—
High Yield Fund I	20,734	200	121,767	1,205	5,855		58	136,646	1,347
Inflation Protection Fund	16,997	144	21,676	185	38,673		330	—	—
International Emerging Markets Fund	5,223	115	13,172	300	1,915		43	16,480	372
International Small Company Fund	26,435	260	74,735	770	5,695		58	95,475	972
LargeCap S&P 500 Index Fund	240,143	3,559	682,641	10,943	52,190		826	870,594	13,681
MidCap S&P 400 Index Fund	52,539	1,002	151,261	3,106	12,363		251	191,437	3,859
Origin Emerging Markets Fund	12,331	111	32,525	292	2,534		21	42,322	382
Real Estate Securities Fund	—	—	31,882	732	698		16	31,184	716
SmallCap S&P 600 Index Fund	17,306	406	47,938	1,248	4,606		117	60,638	1,538
		$9,844		$31,104			$3,405		$37,537

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$54			$—	$			—
Diversified International Fund		53			—				—
Diversified Real Asset Fund		12			—				—
Global Real Estate Securities Fund		16			(15)				2
High Yield Fund I		17			—				—
Inflation Protection Fund		2			1				—
International Emerging Markets Fund		3			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		129			5				83
MidCap S&P 400 Index Fund		27			2				91
Origin Emerging Markets Fund		2			—				—
Real Estate Securities Fund		2			—				—
SmallCap S&P 600 Index Fund		10			1				40
		$328			$(6)	$			216
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2040 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.02%
Bond Market Index Fund (a)	586,842	$6,449
Diversified International Fund (a)	754,991	9,271
Diversified Real Asset Fund (a)	102,766	1,154
High Yield Fund I (a)	140,894	1,405
International Emerging Markets Fund (a)	23,079	562
International Small Company Fund (a)	123,236	1,356
LargeCap S&P 500 Index Fund (a)	1,146,749	18,910
MidCap S&P 400 Index Fund (a)	250,878	5,203
Origin Emerging Markets Fund (a)	57,423	555
Real Estate Securities Fund (a)	42,030	963
SmallCap S&P 600 Index Fund (a)	80,228	2,091
		$47,919
TOTAL INVESTMENT COMPANIES		$47,919
Total Investments		$47,919
Other Assets and Liabilities - (0.02)%		$(12)
TOTAL NET ASSETS - 100.00%		$47,907

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.71%
International Equity Funds	24.51%
Fixed Income Funds	16.39%
Specialty Funds	2.41%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	275,330	$3,069	343,305	$3,756	31,793		$347	586,842	$6,478
Diversified International Fund	377,247	4,309	418,601	4,869	40,857		462	754,991	8,717
Diversified Real Asset Fund	53,626	592	54,913	607	5,773		63	102,766	1,136
Global Real Estate Securities Fund	111,091	1,040	47,972	411	159,063		1,387	—	—
High Yield Fund I	49,898	481	97,223	962	6,227		61	140,894	1,382
Inflation Protection Fund	27,102	229	10,419	89	37,521		320	—	—
International Emerging Markets Fund	13,264	288	11,075	253	1,260		27	23,079	514
International Small Company Fund	67,057	657	63,254	654	7,075		70	123,236	1,241
LargeCap S&P 500 Index Fund	614,949	9,150	597,469	9,587	65,669		1,040	1,146,749	17,708
MidCap S&P 400 Index Fund	134,724	2,582	134,575	2,760	18,421		374	250,878	4,971
Origin Emerging Markets Fund	32,796	292	27,870	251	3,243		27	57,423	516
Real Estate Securities Fund	—	—	42,937	982	907		21	42,030	961
SmallCap S&P 600 Index Fund	44,404	1,055	43,013	1,118	7,189		186	80,228	1,987
		$23,744		$26,299			$4,385		$45,611

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$64			$—	$			—
Diversified International Fund		85			1				—
Diversified Real Asset Fund		18			—				—
Global Real Estate Securities Fund		27			(64)				3
High Yield Fund I		22			—				—
Inflation Protection Fund		2			2				—
International Emerging Markets Fund		5			—				—
International Small Company Fund		2			—				—
LargeCap S&P 500 Index Fund		223			11				142
MidCap S&P 400 Index Fund		46			3				159
Origin Emerging Markets Fund		3			—				—
Real Estate Securities Fund		3			—				—
SmallCap S&P 600 Index Fund		19			—				71
		$519			$(47)	$			375
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2045 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.04%
Bond Market Index Fund (a)	229,967	$2,527
Diversified International Fund (a)	401,562	4,931
Diversified Real Asset Fund (a)	52,573	590
High Yield Fund I (a)	47,747	476
International Emerging Markets Fund (a)	10,615	259
International Small Company Fund (a)	65,858	724
LargeCap S&P 500 Index Fund (a)	607,463	10,017
MidCap S&P 400 Index Fund (a)	134,066	2,781
Origin Emerging Markets Fund (a)	27,149	262
Real Estate Securities Fund (a)	24,289	557
SmallCap S&P 600 Index Fund (a)	42,701	1,113
		$24,237
TOTAL INVESTMENT COMPANIES		$24,237
Total Investments		$24,237
Other Assets and Liabilities - (0.04)%		$(9)
TOTAL NET ASSETS - 100.00%		$24,228

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.72%
International Equity Funds	25.49%
Fixed Income Funds	12.39%
Specialty Funds	2.44%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	54,826	$614	184,289	$2,017	9,148		$100	229,967	$2,531
Diversified International Fund	103,951	1,191	313,630	3,658	16,019		183	401,562	4,666
Diversified Real Asset Fund	14,137	159	40,574	449	2,138		24	52,573	584
Global Real Estate Securities Fund	32,503	306	38,935	334	71,438		623	—	—
High Yield Fund I	13,115	127	36,549	361	1,917		19	47,747	469
International Emerging Markets Fund	3,569	79	8,390	192	1,344		30	10,615	241
International Small Company Fund	18,623	183	49,953	518	2,718		28	65,858	673
LargeCap S&P 500 Index Fund	169,403	2,534	462,542	7,428	24,482		390	607,463	9,573
MidCap S&P 400 Index Fund	37,018	714	102,328	2,102	5,280		109	134,066	2,708
Origin Emerging Markets Fund	8,828	80	21,204	191	2,883		26	27,149	245
Real Estate Securities Fund	—	—	24,943	572	654		15	24,289	557
SmallCap S&P 600 Index Fund	12,102	286	32,261	840	1,662		41	42,701	1,085
		$6,273		$18,662			$1,588		$23,332

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$17			$—	$			—
Diversified International Fund		32			—				—
Diversified Real Asset Fund		6			—				—
Global Real Estate Securities Fund		11			(17)				1
High Yield Fund I		7			—				—
International Emerging Markets Fund		2			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		80			1				52
MidCap S&P 400 Index Fund		17			1				57
Origin Emerging Markets Fund		1			—				—
Real Estate Securities Fund		1			—				—
SmallCap S&P 600 Index Fund		8			—				25
		$183			$(15)	$			135
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2050 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.04%
Bond Market Index Fund (a)	164,708	$1,810
Diversified International Fund (a)	429,797	5,278
Diversified Real Asset Fund (a)	52,967	595
High Yield Fund I (a)	48,607	484
International Emerging Markets Fund (a)	12,192	297
International Small Company Fund (a)	69,513	765
LargeCap S&P 500 Index Fund (a)	647,101	10,671
MidCap S&P 400 Index Fund (a)	142,724	2,960
Origin Emerging Markets Fund (a)	30,873	298
Real Estate Securities Fund (a)	25,665	588
SmallCap S&P 600 Index Fund (a)	45,403	1,183
		$24,929
TOTAL INVESTMENT COMPANIES		$24,929
Total Investments		$24,929
Other Assets and Liabilities - (0.04)%		$(10)
TOTAL NET ASSETS - 100.00%		$24,919

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.81%
International Equity Funds	26.64%
Fixed Income Funds	9.20%
Specialty Funds	2.39%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	77,089	$859	90,799	$992	3,180		$35	164,708	$1,816
Diversified International Fund	216,923	2,473	221,087	2,561	8,213		95	429,797	4,939
Diversified Real Asset Fund	28,337	313	25,691	284	1,061		12	52,967	585
Global Real Estate Securities Fund	66,888	623	27,596	237	94,484		823	—	—
High Yield Fund I	26,395	254	23,165	229	953		9	48,607	474
International Emerging Markets Fund	7,659	166	5,432	123	899		20	12,192	269
International Small Company Fund	38,640	378	32,266	333	1,393		14	69,513	697
LargeCap S&P 500 Index Fund	353,883	5,247	305,806	4,894	12,588		202	647,101	9,940
MidCap S&P 400 Index Fund	77,714	1,485	69,230	1,417	4,220		85	142,724	2,817
Origin Emerging Markets Fund	18,927	168	13,685	122	1,739		14	30,873	276
Real Estate Securities Fund	—	—	25,983	594	318		8	25,665	586
SmallCap S&P 600 Index Fund	25,452	604	21,997	571	2,046		53	45,403	1,122
		$12,570		$12,357			$1,370		$23,521

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$18			$—	$			—
Diversified International Fund		48			—				—
Diversified Real Asset Fund		9			—				—
Global Real Estate Securities Fund		16			(37)				2
High Yield Fund I		8			—				—
International Emerging Markets Fund		3			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		126			1				81
MidCap S&P 400 Index Fund		26			—				91
Origin Emerging Markets Fund		2			—				—
Real Estate Securities Fund		2			—				—
SmallCap S&P 600 Index Fund		11			—				40
		$270			$(36)	$			214
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2055 Fund
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.16%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.16%
Bond Market Index Fund (a)	29,082	$320
Diversified International Fund (a)	107,661	1,322
Diversified Real Asset Fund (a)	13,283	149
High Yield Fund I (a)	12,099	121
International Emerging Markets Fund (a)	3,004	73
International Small Company Fund (a)	17,604	194
LargeCap S&P 500 Index Fund (a)	164,703	2,716
MidCap S&P 400 Index Fund (a)	36,018	747
Origin Emerging Markets Fund (a)	7,525	73
Real Estate Securities Fund (a)	6,298	144
SmallCap S&P 600 Index Fund (a)	11,490	299
		$6,158
TOTAL INVESTMENT COMPANIES		$6,158
Total Investments		$6,158
Other Assets and Liabilities - (0.16)%		$(10)
TOTAL NET ASSETS - 100.00%		$6,148

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.55%
International Equity Funds	27.02%
Fixed Income Funds	7.16%
Specialty Funds	2.43%
Other Assets and Liabilities	(0.16)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	8,287	$93	22,032	$241	1,237		$13	29,082	$321
Diversified International Fund	34,037	386	78,381	922	4,757		54	107,661	1,254
Diversified Real Asset Fund	4,355	48	9,530	106	602		7	13,283	147
Global Real Estate Securities Fund	10,233	96	6,406	55	16,639		144	—	—
High Yield Fund I	4,038	39	8,604	85	543		5	12,099	119
International Emerging Markets Fund	1,185	26	1,957	45	138		3	3,004	68
International Small Company Fund	6,045	59	12,373	130	814		9	17,604	180
LargeCap S&P 500 Index Fund	55,362	826	116,608	1,882	7,267		117	164,703	2,592
MidCap S&P 400 Index Fund	12,094	232	25,746	530	1,822		38	36,018	724
Origin Emerging Markets Fund	2,934	26	4,944	45	353		3	7,525	68
Real Estate Securities Fund	—	—	6,434	148	136		3	6,298	145
SmallCap S&P 600 Index Fund	3,967	93	8,217	214	694		18	11,490	289
		$1,924		$4,403			$414		$5,907

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$2			$—	$			—
Diversified International Fund		8			—				—
Diversified Real Asset Fund		2			—				—
Global Real Estate Securities Fund		3			(7)				—
High Yield Fund I		2			—				—
International Emerging Markets Fund		1			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		21			1				14
MidCap S&P 400 Index Fund		5			—				16
Origin Emerging Markets Fund		—			—				—
Real Estate Securities Fund		—			—				—
SmallCap S&P 600 Index Fund		2			—				7
		$46			$(6)	$			37
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.82%	Shares Held	Value
Principal Funds, Inc. Institutional Class - 100.82%
Bond Market Index Fund (a)	4,181	$45,952
Diversified International Fund (a)	20,860	256,156
Diversified Real Asset Fund (a)	2,450	27,511
High Yield Fund I (a)	2,246	22,393
International Emerging Markets Fund (a)	579	14,088
International Small Company Fund (a)	3,281	36,092
LargeCap S&P 500 Index Fund (a)	31,109	512,983
MidCap S&P 400 Index Fund (a)	6,783	140,685
Origin Emerging Markets Fund (a)	1,448	13,992
Real Estate Securities Fund (a)	1,156	26,485
SmallCap S&P 600 Index Fund (a)	2,153	56,107
		$1,152,444
TOTAL INVESTMENT COMPANIES		$1,152,444
Total Investments		$1,152,444
Other Assets and Liabilities - (0.82)%		$(9,373)
TOTAL NET ASSETS - 100.00%		$1,143,071

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.42%
International Equity Funds	28.02%
Fixed Income Funds	5.98%
Specialty Funds	2.40%
Other Assets and Liabilities	(0.82)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	1,799	$19,947	2,772	$30,235	390	$4,252	4,181	$45,937
Diversified International Fund	8,208	91,351	13,559	157,274	907	10,292	20,860	238,330
Diversified Real Asset Fund	1,037	11,153	1,526	16,907	113	1,251	2,450	26,809
Global Real Estate Securities Fund	2,454	22,380	851	7,349	3,305	28,789	—	—
High Yield Fund I	969	9,166	1,379	13,651	102	1,001	2,246	21,816
International Emerging Markets Fund	294	6,158	311	7,136	26	594	579	12,702
International Small Company Fund	1,440	13,840	1,997	20,618	156	1,551	3,281	32,911
LargeCap S&P 500 Index Fund	13,398	194,178	19,086	305,095	1,375	21,949	31,109	477,386
MidCap S&P 400 Index Fund	2,942	54,283	4,216	85,991	375	7,597	6,783	132,672
Origin Emerging Markets Fund	726	6,225	792	7,098	70	595	1,448	12,730
Real Estate Securities Fund	—	—	1,176	26,904	20	465	1,156	26,439
SmallCap S&P 600 Index Fund	967	21,918	1,338	34,489	152	3,931	2,153	52,468
		$450,599		$712,747		$82,267		$1,080,200

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$369			$7			$—
Diversified International Fund		1,657			(3)			—
Diversified Real Asset Fund		315			—			—
Global Real Estate Securities Fund		535			(940)			70
High Yield Fund I		377			—			—
International Emerging Markets Fund		94			2			—
International Small Company Fund		44			4			—
LargeCap S&P 500 Index Fund		4,343			62			2,911
MidCap S&P 400 Index Fund		913			(5)			3,255
Origin Emerging Markets Fund		56			2			—
Real Estate Securities Fund		76			—			—
SmallCap S&P 600 Index Fund		392			(8)			1,447
		$9,171			$(879)			$7,683

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.05%
Bond Market Index Fund (a)	712,917	$7,835
Diversified International Fund (a)	87,515	1,075
Global Diversified Income Fund (a)	135,699	1,878
Inflation Protection Fund (a)	183,111	1,577
International Small Company Fund (a)	15,168	167
LargeCap S&P 500 Index Fund (a)	122,345	2,017
MidCap S&P 400 Index Fund (a)	27,770	576
Short-Term Income Fund (a)	320,844	3,911
SmallCap S&P 600 Index Fund (a)	8,745	228
		$19,264
TOTAL INVESTMENT COMPANIES		$19,264
Total Investments		$19,264
Other Assets and Liabilities - (0.05)%		$(11)
TOTAL NET ASSETS - 100.00%		$19,253

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	69.20%
Domestic Equity Funds	14.65%
Specialty Funds	9.75%
International Equity Funds	6.45%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales		Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	321,323	$3,611	557,463	$6,079	165,869		$1,810	712,917	$7,882
Diversified International Fund	40,485	461	66,812	759	19,782		227	87,515	993
Global Diversified Income Fund	62,350	849	103,700	1,410	30,351		414	135,699	1,845
Inflation Protection Fund	121,716	1,039	177,945	1,516	116,550		994	183,111	1,563
International Small Company Fund	7,119	70	11,464	115	3,415		34	15,168	151
LargeCap S&P 500 Index Fund	59,146	890	94,081	1,486	30,882		490	122,345	1,890
MidCap S&P 400 Index Fund	12,880	249	20,881	423	5,991		122	27,770	551
Short-Term Income Fund	122,332	1,494	270,093	3,283	71,581		871	320,844	3,906
SmallCap S&P 600 Index Fund	4,149	99	6,460	167	1,864		48	8,745	218
		$8,762		$15,238			$5,010		$18,999

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$82			$2	$			—
Diversified International Fund		14			—				—
Global Diversified Income Fund		49			—				—
Inflation Protection Fund		16			2				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		24			4				15
MidCap S&P 400 Index Fund		5			1				17
Short-Term Income Fund		27			—				—
SmallCap S&P 600 Index Fund		1			—				7
		$218			$9	$			39
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.03%
Blue Chip Fund (a)	1,188,393	$22,282
Bond Market Index Fund (a)	6,389,196	70,217
Core Plus Bond Fund (a)	13,100,826	142,799
Diversified International Fund (a)	1,350,699	16,587
Equity Income Fund (a)	743,033	21,652
Global Diversified Income Fund (a)	4,496,835	62,236
Global Multi-Strategy Fund (a)	3,685,017	41,235
Global Opportunities Fund (a)	1,004,633	12,367
Inflation Protection Fund (a)	5,671,838	48,835
International Small Company Fund (a)	375,381	4,129
LargeCap S&P 500 Index Fund (a)	1,091,742	18,003
MidCap Fund (a)	693,234	17,165
Overseas Fund (a)	1,575,818	16,404
Short-Term Income Fund (a)	10,465,582	127,575
SmallCap Growth Fund I (a),(b)	331,545	4,211
SmallCap Value Fund II (a)	279,272	3,642
		$629,339
TOTAL INVESTMENT COMPANIES		$629,339
Total Investments		$629,339
Other Assets and Liabilities - (0.03)%		$(161)
TOTAL NET ASSETS - 100.00%		$629,178

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	61.90%
Specialty Funds	16.44%
Domestic Equity Funds	13.82%
International Equity Funds	7.87%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	731,780	$11,465	727,279	$12,360	270,666	$4,706	1,188,393	$19,212
Bond Market Index Fund	6,487,945	72,205	1,015,243	11,051	1,113,992	12,146	6,389,196	71,084
Core Plus Bond Fund	14,981,433	163,248	686,662	7,423	2,567,269	27,775	13,100,826	142,884
Diversified International Fund	1,677,905	20,262	72,208	810	399,414	4,504	1,350,699	16,736
Equity Income Fund	843,095	15,904	50,204	1,418	150,266	4,239	743,033	13,992
Global Diversified Income Fund	4,890,214	57,365	313,922	4,269	707,301	9,616	4,496,835	51,894
Global Multi-Strategy Fund	4,174,738	43,925	154,716	1,702	644,437	7,085	3,685,017	38,508
Global Opportunities Fund	1,119,074	12,412	59,294	686	173,735	2,024	1,004,633	11,104
Inflation Protection Fund	9,216,973	79,715	261,036	2,216	3,806,171	32,685	5,671,838	49,384
International Small Company Fund	—	—	419,855	4,191	44,474	459	375,381	3,742
LargeCap Growth Fund I	945,817	6,950	231	3	946,048	11,428	—	—
LargeCap S&P 500 Index Fund	1,250,090	12,489	78,901	1,241	237,249	3,733	1,091,742	10,401
MidCap Fund	759,053	11,389	43,348	999	109,167	2,531	693,234	10,149
Overseas Fund	1,945,623	17,786	94,137	899	463,942	4,503	1,575,818	14,145
Short-Term Income Fund	9,473,152	113,985	2,775,450	33,784	1,783,020	21,671	10,465,582	126,093
SmallCap Growth Fund I	353,560	2,863	20,083	240	42,098	505	331,545	2,634
SmallCap Value Fund II	363,652	2,812	27,817	369	112,197	1,506	279,272	2,156
		$644,775		$83,661		$151,116		$584,118

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$161			$93			$59
Bond Market Index Fund		1,248			(26)			—
Core Plus Bond Fund		2,167			(12)			—
Diversified International Fund		272			168			—
Equity Income Fund		256			909			414
Global Diversified Income Fund		2,050			(124)			—
Global Multi-Strategy Fund		67			(34)			—
Global Opportunities Fund		218			30			—
Inflation Protection Fund		456			138			—
International Small Company Fund		6			10			—
LargeCap Growth Fund I		—			4,475			—
LargeCap S&P 500 Index Fund		372			404			238
MidCap Fund		69			292			346
Overseas Fund		361			(37)			—
Short-Term Income Fund		1,268			(5)			—
SmallCap Growth Fund I		—			36			123
SmallCap Value Fund II		37			481			215
		$9,008			$6,798			$1,395
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
April 30, 2017 (unaudited)

COMMON STOCKS - 98.19%	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Lodging - 2.19%				Sector	Percent
Hilton Grand Vacations Inc (a)	244,860	$8,195		Financial	94.39%
Hilton Worldwide Holdings Inc	1,233,724	72,753		Consumer, Cyclical	2.19%
		$80,948		Investment Companies	1.94%
Real Estate - 0.50%				Technology	1.61%
CBRE Group Inc (a)	512,292	18,345		Other Assets and Liabilities	(0.13)%
				TOTAL NET ASSETS	100.00%
REITS - 93.89%
Alexandria Real Estate Equities Inc	817,677	91,997
American Campus Communities Inc	620,541	29,407
American Tower Corp	593,553	74,752
Apartment Investment & Management Co	2,600,114	113,729
AvalonBay Communities Inc	1,018,444	193,341
Boston Properties Inc	950,726	120,362
Colony Starwood Homes	1,977,057	68,347
Crown Castle International Corp	710,316	67,196
CubeSmart	2,047,896	51,894
DDR Corp	2,353,800	25,445
Duke Realty Corp	3,635,503	100,812
Education Realty Trust Inc	962,156	37,303
EPR Properties	785,237	57,095
Equinix Inc	597,733	249,673
Equity LifeStyle Properties Inc	534,334	43,233
Equity Residential	632,311	40,835
Essex Property Trust Inc	803,488	196,429
Extra Space Storage Inc	1,288,284	97,304
First Industrial Realty Trust Inc	1,011,049	28,451
GGP Inc	3,703,140	80,025
Host Hotels & Resorts Inc	1,585,178	28,454
Hudson Pacific Properties Inc	1,687,711	57,990
Invitation Homes Inc (a)	1,658,802	35,747
Kilroy Realty Corp	1,178,910	83,148
Kite Realty Group Trust	933,950	19,015
Park Hotels & Resorts Inc	569,726	14,625
Physicians Realty Trust	3,368,316	66,154
Prologis Inc	2,813,234	153,068
Public Storage	454,999	95,268
Regency Centers Corp	1,746,982	110,374
Saul Centers Inc	378,568	22,733
Senior Housing Properties Trust	1,968,120	42,354
Simon Property Group Inc	1,903,321	314,543
SL Green Realty Corp	787,322	82,614
Spirit Realty Capital Inc	6,390,891	60,202
STORE Capital Corp	3,846,388	92,275
Sun Communities Inc	936,851	78,330
Sunstone Hotel Investors Inc	4,548,575	67,728
Tanger Factory Outlet Centers Inc	393,610	12,277
Terreno Realty Corp	585,089	18,067
Ventas Inc	264,854	16,953
Vornado Realty Trust	480,391	46,233
Welltower Inc	2,480,099	177,178
		$3,462,960
Software - 1.61%
InterXion Holding NV (a)	1,423,443	59,300

TOTAL COMMON STOCKS		$3,621,553
INVESTMENT COMPANIES - 1.94%	Shares Held	Value(000	's)
Money Market Funds - 1.94%
BlackRock Liquidity Funds FedFund Portfolio	71,391,716	71,392

TOTAL INVESTMENT COMPANIES		$71,392
Total Investments		$3,692,945
Other Assets and Liabilities - (0.13)%		$(4,803)
TOTAL NET ASSETS - 100.00%		$3,688,142

(a) Non-Income Producing Security

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value(000	's)
Money Market Funds - 0.06%
Cash Account Trust - Government & Agency	2,822,880	$2,823
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.50%
Principal EDGE Active Income ETF (a)	1,230,600	50,850
Principal U.S. Small Cap Index ETF (a)	2,455,700	70,307
		$121,157
Principal Funds, Inc. Institutional Class - 97.52%
Blue Chip Fund (a)	12,534,777	235,027
Diversified International Fund (a)	44,957,640	552,080
Diversified Real Asset Fund (a)	19,402,209	217,887
EDGE MidCap Fund (a)	8,194,050	104,802
Equity Income Fund (a)	18,678,358	544,287
Global Multi-Strategy Fund (a)	35,096,830	392,734
Global Real Estate Securities Fund (a)	15,590,922	140,318
Government & High Quality Bond Fund (a)	24,627,761	259,330
High Yield Fund (a)	9,546,491	70,835
Income Fund (a)	60,927,716	581,860
Inflation Protection Fund (a)	9,602,335	82,676
International Emerging Markets Fund (a)	5,011,284	122,025
International Small Company Fund (a)	4,878,578	53,664
LargeCap Growth Fund (a)	18,080,406	173,391
LargeCap Value Fund (a)	26,371,023	324,100
MidCap Fund (a)	2,602,920	64,448
Preferred Securities Fund (a)	9,329,274	95,905
Principal Capital Appreciation Fund (a)	2,265,880	135,772
Real Estate Debt Income Fund (a)	4,783,611	46,018
Short-Term Income Fund (a)	26,302,088	320,622
Small-MidCap Dividend Income Fund (a)	12,489,264	208,821
		$4,726,602
TOTAL INVESTMENT COMPANIES		$4,850,582
Total Investments		$4,850,582
Other Assets and Liabilities - (0.08)%		$(4,052)
TOTAL NET ASSETS - 100.00%		$4,846,530

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	38.40%
Fixed Income Funds	31.11%
International Equity Funds	17.91%
Specialty Funds	12.60%
Investment Companies	0.06%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	13,504,287	$187,923	153,560	$2,649	1,123,070	$19,872	12,534,777	$172,722
Diversified International Fund	47,054,194	486,579	884,435	9,707	2,980,989	34,974	44,957,640	459,978
Diversified Real Asset Fund	—	—	19,558,628	214,633	156,419	1,743	19,402,209	212,913
EDGE MidCap Fund	8,337,056	86,057	381,274	4,667	524,280	6,499	8,194,050	84,367
Equity Income Fund	19,361,151	286,631	598,332	16,902	1,281,125	36,618	18,678,358	275,501
Global Diversified Income Fund	7,065,425	95,496	115,127	1,544	7,180,552	97,648	—	—
Global Multi-Strategy Fund	32,833,589	350,838	3,857,562	42,358	1,594,321	17,675	35,096,830	375,421
Global Real Estate Securities Fund	13,241,378	116,377	3,032,941	26,365	683,397	6,099	15,590,922	136,187
Government & High Quality Bond	22,796,021	238,987	2,727,270	28,839	895,530	9,423	24,627,761	258,225
Fund
High Yield Fund	14,005,887	98,597	354,624	2,593	4,814,020	35,289	9,546,491	65,567
Income Fund	62,879,624	577,979	1,207,592	11,464	3,159,500	30,055	60,927,716	558,749
Inflation Protection Fund	9,818,632	83,919	110,764	935	327,061	2,794	9,602,335	82,038
International Emerging Markets Fund	5,357,126	111,273	81,494	1,724	427,336	9,936	5,011,284	102,863
International Small Company Fund	5,297,404	52,110	22,620	224	441,446	4,590	4,878,578	47,882
LargeCap Growth Fund	26,220,036	152,183	3,979,490	34,363	12,119,120	106,084	18,080,406	94,190
LargeCap Value Fund	26,263,239	285,792	1,379,358	16,716	1,271,574	15,410	26,371,023	286,433
MidCap Fund	10,266,358	145,777	257,695	5,904	7,921,133	189,261	2,602,920	21,436
Preferred Securities Fund	9,546,781	89,127	334,678	3,355	552,185	5,589	9,329,274	86,865
Principal Capital Appreciation Fund	2,816,798	78,814	294,530	16,815	845,448	48,408	2,265,880	60,229
Principal EDGE Active Income ETF	1,230,600	47,668	—	—	—	—	1,230,600	47,668
Principal U.S. Small Cap Index ETF	2,455,700	61,045	—	—	—	—	2,455,700	61,045
Real Estate Debt Income Fund	4,979,030	48,099	97,247	925	292,666	2,795	4,783,611	46,187
Short-Term Income Fund	15,382,819	184,163	11,229,370	136,554	310,101	3,771	26,302,088	316,928
Small-MidCap Dividend Income Fund	14,142,936	167,095	256,647	4,115	1,910,319	30,915	12,489,264	143,852
		$4,032,529		$583,351		$715,448		$3,997,246

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,660			$2,022			$607
Diversified International Fund		8,750			(1,334)			—
Diversified Real Asset Fund		—			23			—
EDGE MidCap Fund		4,365			142			99
Equity Income Fund		6,219			8,586			9,657
Global Diversified Income Fund		1,510			608			—
Global Multi-Strategy Fund		537			(100)			—
Global Real Estate Securities Fund		2,940			(456)			333
Government & High Quality Bond Fund		5,229			(178)			—
High Yield Fund		2,375			(334)			—
Income Fund		9,976			(639)			—
Inflation Protection Fund		725			(22)			—
International Emerging Markets Fund		1,580			(198)			—
International Small Company Fund		148			138			—
LargeCap Growth Fund		1,455			13,728			32,544
LargeCap Value Fund		7,505			(665)			7,114
MidCap Fund		946			59,016			4,754
Preferred Securities Fund		2,404			(28)			827
Principal Capital Appreciation Fund		2,384			13,008			14,179
Principal EDGE Active Income ETF		1,278			—			—
Principal U.S. Small Cap Index ETF		416			—			—
Real Estate Debt Income Fund		781			(42)			1
Short-Term Income Fund		2,217			(18)			—
Small-MidCap Dividend Income Fund		3,884			3,557			—
		$69,284			$96,814			$70,115
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value(000	's)
Money Market Funds - 0.10%
Cash Account Trust - Government & Agency	1,817,269	$1,817
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 3.55%
Principal EDGE Active Income ETF (a)	1,041,000	43,016
Principal U.S. Small Cap Index ETF (a)	712,200	20,390
		$63,406
Principal Funds, Inc. Institutional Class - 96.41%
Blue Chip Fund (a)	2,055,558	38,542
Diversified International Fund (a)	11,729,912	144,043
Diversified Real Asset Fund (a)	4,860,635	54,585
EDGE MidCap Fund (a)	2,603,248	33,296
Equity Income Fund (a)	4,437,939	129,322
Global Diversified Income Fund (a)	2,584,920	35,775
Global Multi-Strategy Fund (a)	8,052,696	90,110
Global Real Estate Securities Fund (a)	3,677,165	33,094
Government & High Quality Bond Fund (a)	18,836,509	198,348
High Yield Fund (a)	7,238,079	53,707
Income Fund (a)	36,775,839	351,209
Inflation Protection Fund (a)	4,838,427	41,659
International Emerging Markets Fund (a)	1,269,120	30,903
International Small Company Fund (a)	1,264,024	13,904
LargeCap Growth Fund (a)	5,280,876	50,644
LargeCap Value Fund (a)	8,497,502	104,434
Preferred Securities Fund (a)	2,451,077	25,197
Principal Capital Appreciation Fund (a)	676,267	40,522
Real Estate Debt Income Fund (a)	1,755,833	16,891
Short-Term Income Fund (a)	16,181,815	197,256
Small-MidCap Dividend Income Fund (a)	2,479,600	41,459
		$1,724,900
TOTAL INVESTMENT COMPANIES		$1,790,123
Total Investments		$1,790,123
Other Assets and Liabilities - (0.06)%		$(996)
TOTAL NET ASSETS - 100.00%		$1,789,127

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.83%
Domestic Equity Funds	25.63%
International Equity Funds	12.41%
Specialty Funds	10.09%
Investment Companies	0.10%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,145,311	$27,871	57,774	$1,020	147,527	$2,606	2,055,558	$26,502
Diversified International Fund	12,101,961	125,213	383,091	4,271	755,140	8,837	11,729,912	120,287
Diversified Real Asset Fund	—	—	4,911,584	53,834	50,949	567	4,860,635	53,273
EDGE MidCap Fund	2,596,534	27,303	166,252	2,046	159,538	1,970	2,603,248	27,398
Equity Income Fund	4,509,929	70,634	208,656	5,908	280,646	7,999	4,437,939	68,825
Global Diversified Income Fund	4,245,951	57,593	181,526	2,462	1,842,557	25,064	2,584,920	34,265
Global Multi-Strategy Fund	8,249,177	88,296	190,898	2,105	387,379	4,280	8,052,696	86,084
Global Real Estate Securities Fund	3,678,817	31,864	199,340	1,717	200,992	1,794	3,677,165	31,698
Government & High Quality Bond	16,328,784	174,674	3,065,624	32,414	557,899	5,888	18,836,509	200,989
Fund
High Yield Fund	12,299,566	88,943	390,145	2,852	5,451,632	39,933	7,238,079	50,758
Income Fund	36,723,489	344,495	1,568,048	14,880	1,515,698	14,413	36,775,839	344,598
Inflation Protection Fund	4,870,252	41,689	162,093	1,378	193,918	1,657	4,838,427	41,396
International Emerging Markets Fund	1,345,238	27,158	39,248	878	115,366	2,631	1,269,120	25,297
International Small Company Fund	1,254,854	12,347	57,722	580	48,552	515	1,264,024	12,425
LargeCap Growth Fund	7,801,802	56,649	1,242,775	10,783	3,763,701	33,151	5,280,876	32,067
LargeCap Value Fund	8,332,554	90,652	611,057	7,417	446,109	5,399	8,497,502	92,434
MidCap Fund	1,704,894	22,522	54,562	1,251	1,759,456	41,901	—	—
Preferred Securities Fund	2,491,870	22,205	123,108	1,237	163,901	1,656	2,451,077	21,777
Principal Capital Appreciation Fund	768,454	23,919	91,192	5,229	183,379	10,516	676,267	19,644
Principal EDGE Active Income ETF	1,041,000	40,318	—	—	—	—	1,041,000	40,318
Principal U.S. Small Cap Index ETF	712,200	17,695	—	—	—	—	712,200	17,695
Real Estate Debt Income Fund	1,771,834	17,113	70,794	675	86,795	828	1,755,833	16,949
Short-Term Income Fund	9,507,659	113,903	6,832,213	83,052	158,057	1,922	16,181,815	195,020
Small-MidCap Dividend Income Fund	3,665,224	44,020	76,781	1,237	1,262,405	20,683	2,479,600	27,521
		$1,567,076		$237,226		$234,210		$1,587,220

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$265			$217			$97
Diversified International Fund		2,256			(360)			—
Diversified Real Asset Fund		—			6			—
EDGE MidCap Fund		1,359			19			31
Equity Income Fund		1,461			282			2,261
Global Diversified Income Fund		1,495			(726)			—
Global Multi-Strategy Fund		136			(37)			—
Global Real Estate Securities Fund		817			(89)			93
Government & High Quality Bond Fund		3,860			(211)			—
High Yield Fund		1,914			(1,104)			—
Income Fund		5,891			(364)			—
Inflation Protection Fund		363			(14)			—
International Emerging Markets Fund		395			(108)			—
International Small Company Fund		37			13			—
LargeCap Growth Fund		436			(2,214)			9,738
LargeCap Value Fund		2,398			(236)			2,272
MidCap Fund		158			18,128			795
Preferred Securities Fund		628			(9)			216
Principal Capital Appreciation Fund		653			1,012			3,879
Principal EDGE Active Income ETF		1,082			—			—
Principal U.S. Small Cap Index ETF		120			—			—
Real Estate Debt Income Fund		282			(11)			—
Short-Term Income Fund		1,438			(13)			—
Small-MidCap Dividend Income Fund		991			2,947			—
		$28,435			$17,128			$19,382
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Conservative Growth Portfolio
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value(000	's)
Money Market Funds - 0.05%
Cash Account Trust - Government & Agency	1,523,047	$1,523
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.23%
Principal U.S. Small Cap Index ETF (a)	2,440,600	69,875

Principal Funds, Inc. Class R-6 - 2.72%
Multi-Manager Equity Long/Short Fund (a)	8,180,472	84,913

Principal Funds, Inc. Institutional Class - 95.07%
Blue Chip Fund (a)	10,007,610	187,643
Diversified International Fund (a)	38,248,077	469,687
Diversified Real Asset Fund (a)	13,326,313	149,654
EDGE MidCap Fund (a)	6,514,806	83,324
Equity Income Fund (a)	12,419,934	361,917
Global Multi-Strategy Fund (a)	7,333,478	82,062
Global Real Estate Securities Fund (a)	6,542,343	58,881
Government & High Quality Bond Fund (a)	7,084,145	74,596
Income Fund (a)	16,059,183	153,365
International Small Company Fund (a)	4,189,526	46,085
LargeCap Growth Fund (a)	26,018,114	249,514
LargeCap Value Fund (a)	28,217,953	346,799
MidCap Fund (a)	3,219,196	79,707
Origin Emerging Markets Fund (a)	11,621,485	112,263
Preferred Securities Fund (a)	4,337,589	44,590
Principal Capital Appreciation Fund (a)	2,601,011	155,853
Short-Term Income Fund (a)	12,231,507	149,102
Small-MidCap Dividend Income Fund (a)	9,934,564	166,106
		$2,971,148
TOTAL INVESTMENT COMPANIES		$3,127,459
Total Investments		$3,127,459
Other Assets and Liabilities - (0.07)%		$(2,342)
TOTAL NET ASSETS - 100.00%		$3,125,117

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.41%
International Equity Funds	21.97%
Fixed Income Funds	13.50%
Specialty Funds	10.14%
Investment Companies	0.05%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	10,676,184	$146,461	117,434	$2,018	786,008	$13,989	10,007,610	$135,979
Diversified International Fund	39,811,059	416,850	716,599	7,845	2,279,581	26,625	38,248,077	396,931
Diversified Real Asset Fund	6,709,885	76,990	6,762,047	74,636	145,619	1,609	13,326,313	149,846
EDGE MidCap Fund	6,585,634	67,689	301,754	3,690	372,582	4,643	6,514,806	66,846
Equity Income Fund	12,717,860	185,616	383,081	10,812	681,007	19,371	12,419,934	180,973
Global Multi-Strategy Fund	7,783,049	79,262	22,531	246	472,102	5,222	7,333,478	74,505
Global Real Estate Securities Fund	6,622,709	55,615	201,180	1,718	281,546	2,512	6,542,343	54,708
Government & High Quality Bond	6,573,464	68,500	806,876	8,533	296,195	3,127	7,084,145	73,883
Fund
High Yield Fund	6,348,433	43,364	71,722	517	6,420,155	47,043	—	—
Income Fund	16,494,962	149,701	307,674	2,921	743,453	7,074	16,059,183	145,449
International Small Company Fund	4,508,591	44,358	17,594	173	336,659	3,481	4,189,526	41,137
LargeCap Growth Fund	24,090,416	154,577	3,647,639	31,489	1,719,941	16,034	26,018,114	171,210
LargeCap Value Fund	28,247,352	312,656	1,334,222	16,173	1,363,621	16,526	28,217,953	311,393
MidCap Fund	8,867,761	128,112	222,658	5,099	5,871,223	140,436	3,219,196	26,506
Multi-Manager Equity Long/Short	8,594,374	84,699	75,746	770	489,648	5,034	8,180,472	80,601
Fund
Origin Emerging Markets Fund	12,522,380	111,643	120,759	989	1,021,654	9,336	11,621,485	102,467
Preferred Securities Fund	4,352,805	42,734	156,717	1,571	171,933	1,742	4,337,589	42,557
Principal Capital Appreciation Fund	2,553,405	71,762	266,682	15,221	219,076	12,769	2,601,011	75,027
Principal U.S. Small Cap Index ETF	2,440,600	60,676	—	—	—	—	2,440,600	60,676
Short-Term Income Fund	3,672,725	43,903	8,558,782	104,074	—	—	12,231,507	147,977
Small-MidCap Dividend Income Fund	10,989,060	127,037	192,148	3,077	1,246,644	20,200	9,934,564	112,205
		$2,472,205		$291,572		$356,773		$2,450,876

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,320			$1,489			$483
Diversified International Fund		7,379			(1,139)			—
Diversified Real Asset Fund		1,880			(171)			—
EDGE MidCap Fund		3,473			110			79
Equity Income Fund		4,087			3,916			6,344
Global Multi-Strategy Fund		127			219			—
Global Real Estate Securities Fund		1,448			(113)			166
Government & High Quality Bond Fund		1,501			(23)			—
High Yield Fund		571			3,162			—
Income Fund		2,625			(99)			—
International Small Company Fund		126			87			—
LargeCap Growth Fund		1,339			1,178			29,912
LargeCap Value Fund		8,085			(910)			7,668
MidCap Fund		820			33,731			4,123
Multi-Manager Equity Long/Short Fund		640			166			—
Origin Emerging Markets Fund		886			(829)			—
Preferred Securities Fund		1,105			(6)			379
Principal Capital Appreciation Fund		2,169			813			12,893
Principal U.S. Small Cap Index ETF		413			—			—
Short-Term Income Fund		786			—			—
Small-MidCap Dividend Income Fund		3,029			2,291			—
		$43,809			$43,872			$62,047
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value(000	's)
Money Market Funds - 0.10%
Cash Account Trust - Government & Agency	2,536,208	$2,536
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.47%
Principal EDGE Active Income ETF (a)	1,592,800	65,817

Principal Funds, Inc. Institutional Class - 97.48%
Diversified International Fund (a)	7,053,424	86,616
Equity Income Fund (a)	8,557,204	249,357
Global Diversified Income Fund (a)	9,673,740	133,885
Global Real Estate Securities Fund (a)	10,354,482	93,190
Government & High Quality Bond Fund (a)	27,946,193	294,273
High Yield Fund (a)	17,994,133	133,516
Income Fund (a)	83,413,525	796,599
Inflation Protection Fund (a)	20,175,202	173,709
International Emerging Markets Fund (a)	1,024,675	24,951
LargeCap Growth Fund (a)	5,189,487	49,767
LargeCap Value Fund (a)	4,847,640	59,578
Preferred Securities Fund (a)	4,059,931	41,736
Real Estate Debt Income Fund (a)	5,258,164	50,584
Short-Term Income Fund (a)	27,754,967	338,333
Small-MidCap Dividend Income Fund (a)	3,969,032	66,362
		$2,592,456
TOTAL INVESTMENT COMPANIES		$2,660,809
Total Investments		$2,660,809
Other Assets and Liabilities - (0.05)%		$(1,443)
TOTAL NET ASSETS - 100.00%		$2,659,366

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.23%
Domestic Equity Funds	15.99%
International Equity Funds	7.70%
Specialty Funds	5.03%
Investment Companies	0.10%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017	April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	6,997,342	$76,824	250,924	$2,828	194,842	$2,212	7,053,424	$77,279
Equity Income Fund	8,308,158	157,519	473,310	13,397	224,264	6,393	8,557,204	164,513
Global Diversified Income Fund	12,175,068	166,795	609,506	8,277	3,110,834	42,310	9,673,740	130,573
Global Real Estate Securities Fund	6,875,660	59,684	3,683,082	32,068	204,260	1,810	10,354,482	89,844
Government & High Quality Bond	24,062,961	258,352	4,209,572	44,514	326,340	3,449	27,946,193	299,259
Fund
High Yield Fund	26,159,395	188,951	952,816	6,959	9,118,078	66,803	17,994,133	126,984
Income Fund	80,411,185	762,712	4,375,294	41,513	1,372,954	13,042	83,413,525	790,602
Inflation Protection Fund	12,306,889	105,622	8,112,433	69,072	244,120	2,087	20,175,202	172,565
International Emerging Markets Fund	1,016,205	21,787	30,080	672	21,610	492	1,024,675	21,945
LargeCap Growth Fund	8,003,686	65,692	1,383,827	12,081	4,198,026	36,703	5,189,487	38,776
LargeCap Value Fund	6,527,200	73,274	490,757	5,933	2,170,317	26,507	4,847,640	51,769
Preferred Securities Fund	3,949,667	35,026	250,076	2,515	139,812	1,406	4,059,931	36,105
Principal EDGE Active Income ETF	1,592,800	61,633	—	—	—	—	1,592,800	61,633
Real Estate Debt Income Fund	5,185,644	50,028	254,066	2,420	181,546	1,733	5,258,164	50,656
Short-Term Income Fund	19,172,343	230,263	8,775,444	106,654	192,820	2,343	27,754,967	334,552
Small-MidCap Dividend Income Fund	7,110,458	79,531	150,944	2,435	3,292,370	53,888	3,969,032	39,650
		$2,393,693		$351,338		$261,178		$2,486,705

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$1,299			$(161)			$—
Equity Income Fund		2,745			(10)			4,207
Global Diversified Income Fund		4,780			(2,189)			—
Global Real Estate Securities Fund		1,591			(98)			176
Government & High Quality Bond Fund		5,685			(158)			—
High Yield Fund		4,392			(2,123)			—
Income Fund		13,139			(581)			—
Inflation Protection Fund		923			(42)			—
International Emerging Markets Fund		303			(22)			—
LargeCap Growth Fund		450			(2,294)			10,067
LargeCap Value Fund		1,894			(931)			1,795
Preferred Securities Fund		1,011			(30)			344
Principal EDGE Active Income ETF		1,654			—			—
Real Estate Debt Income Fund		836			(59)			1
Short-Term Income Fund		2,660			(22)			—
Small-MidCap Dividend Income Fund		1,903			11,572			—
		$45,265			$2,852			$16,590
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Strategic Growth Portfolio
		April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value(000	's)
Money Market Funds - 0.18%
Cash Account Trust - Government & Agency	3,391,129	$3,391
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 7.43%
Principal EDGE Active Income ETF (a)	1,859,800	76,850
Principal U.S. Small Cap Index ETF (a)	2,195,700	62,863
		$139,713
Principal Funds, Inc. Class R-6 - 2.40%
Multi-Manager Equity Long/Short Fund (a)	4,358,968	45,246

Principal Funds, Inc. Institutional Class - 90.07%
Diversified International Fund (a)	29,004,355	356,174
EDGE MidCap Fund (a)	3,256,148	41,646
Equity Income Fund (a)	7,353,148	214,271
Global Multi-Strategy Fund (a)	3,059,107	34,231
Global Real Estate Securities Fund (a)	9,312,704	83,814
International Small Company Fund (a)	3,285,152	36,137
LargeCap Growth Fund (a)	18,261,618	175,129
LargeCap Value Fund (a)	15,474,143	190,177
Origin Emerging Markets Fund (a)	12,994,848	125,530
Principal Capital Appreciation Fund (a)	4,478,166	268,332
Real Estate Debt Income Fund (a)	5,524,920	53,150
Short-Term Income Fund (a)	2,952,663	35,993
Small-MidCap Dividend Income Fund (a)	4,722,507	78,960
		$1,693,544
TOTAL INVESTMENT COMPANIES		$1,881,894
Total Investments		$1,881,894
Other Assets and Liabilities - (0.08)%		$(1,575)
TOTAL NET ASSETS - 100.00%		$1,880,319

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.85%
International Equity Funds	32.00%
Fixed Income Funds	8.83%
Specialty Funds	4.22%
Investment Companies	0.18%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	April 30, 2017 April 30, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	30,096,449	$333,385	609,993	$6,702	1,702,087	$19,839	29,004,355	$319,356
EDGE MidCap Fund	3,283,838	38,030	152,097	1,862	179,787	2,228	3,256,148	37,704
Equity Income Fund	7,689,136	112,385	222,620	6,288	558,608	15,715	7,353,148	107,184
Global Multi-Strategy Fund	3,244,255	35,453	16,575	182	201,723	2,228	3,059,107	33,421
Global Real Estate Securities Fund	7,534,679	63,485	2,227,771	19,379	449,746	4,001	9,312,704	78,577
International Small Company Fund	3,561,614	35,037	16,750	164	293,212	3,015	3,285,152	32,245
LargeCap Growth Fund	22,176,298	153,356	3,353,335	28,951	7,268,015	65,341	18,261,618	118,258
LargeCap Value Fund	16,923,724	188,573	788,730	9,563	2,238,311	27,274	15,474,143	169,564
Multi-Manager Equity Long/Short	3,967,901	39,102	579,209	5,878	188,142	1,932	4,358,968	43,078
Fund
Origin Emerging Markets Fund	13,791,097	127,111	167,711	1,378	963,960	8,926	12,994,848	118,898
Principal Capital Appreciation Fund	4,636,762	175,180	482,115	27,516	640,711	37,821	4,478,166	165,091
Principal EDGE Active Income ETF	1,859,800	72,413	—	—	—	—	1,859,800	72,413
Principal U.S. Small Cap Index ETF	2,195,700	54,599	—	—	—	—	2,195,700	54,599
Real Estate Debt Income Fund	1,855,959	17,818	3,757,222	35,909	88,261	842	5,524,920	52,879
Short-Term Income Fund	—	—	2,952,663	35,876	—	—	2,952,663	35,876
Small-MidCap Dividend Income Fund	5,612,929	61,433	99,141	1,588	989,563	15,987	4,722,507	49,226
		$1,507,360		$181,236		$205,149		$1,488,369

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$5,597			$(892)			$—
EDGE MidCap Fund		1,722			40			39
Equity Income Fund		2,417			4,226			3,761
Global Multi-Strategy Fund		53			14			—
Global Real Estate Securities Fund		1,677			(286)			189
International Small Company Fund		99			59			—
LargeCap Growth Fund		1,230			1,292			27,474
LargeCap Value Fund		4,800			(1,298)			4,556
Multi-Manager Equity Long/Short Fund		295			30			—
Origin Emerging Markets Fund		989			(665)			—
Principal Capital Appreciation Fund		3,903			216			23,225
Principal EDGE Active Income ETF		1,931			—			—
Principal U.S. Small Cap Index ETF		372			—			—
Real Estate Debt Income Fund		582			(6)			1
Short-Term Income Fund		86			—			—
Small-MidCap Dividend Income Fund		1,528			2,192			—
		$27,281			$4,922			$59,245
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2017 (unaudited)

INVESTMENT COMPANIES - 1.13%	Shares Held	Value(000	's)			Principal
Exchange Traded Funds - 0.24%				BONDS (continued)		Amount (000's) Value (000's)
iShares Floating Rate Bond ETF	85,000	$4,323		Automobile Asset Backed Securities (continued)
iShares Short Maturity Bond ETF	60,067	3,019		Capital Auto Receivables Asset Trust 2013-1
SPDR Bloomberg Barclays Short Term	87,288	2,675		2.19%, 09/20/2021(b)		$3,950	$3,951
Corporate Bond ETF				Capital Auto Receivables Asset Trust 2013-2
		$10,017		3.30%, 06/20/2019		10,500	10,552
Money Market Funds - 0.89%				Capital Auto Receivables Asset Trust 2014-1
Morgan Stanley Institutional Liquidity Funds -	36,624,202	36,624		2.22%, 01/22/2019		8,500	8,514
Government Portfolio				2.84%, 04/22/2019		11,600	11,672
				Capital Auto Receivables Asset Trust 2014-2
TOTAL INVESTMENT COMPANIES		$46,641		2.03%, 12/20/2018		9,250	9,265
	Principal			2.41%, 05/20/2019		1,950	1,959
BONDS- 98.63%	Amount (000's)	Value(000	's)	Capital Auto Receivables Asset Trust 2015-2
				2.29%, 05/20/2020(b)		7,000	7,040
Aerospace & Defense - 1.42%
Lockheed Martin Corp				Capital Auto Receivables Asset Trust 2016-2
				1.32%, 01/22/2019(b)		7,650	7,646
1.85%, 11/23/2018	$6,500	$6,517
2.50%, 11/23/2020	6,500	6,576		Capital Auto Receivables Asset Trust 2016-3
				1.36%, 04/22/2019(b)		3,595	3,595
Rockwell Collins Inc
1.95%, 07/15/2019	5,000	5,006		CPS Auto Receivables Trust 2013-A
				1.31%, 06/15/2020(a),(b)		3,498	3,490
2.80%, 03/15/2022	9,500	9,603
3.20%, 03/15/2024	6,750	6,827		CPS Auto Receivables Trust 2013-B
				1.82%, 09/15/2020(a),(b)		2,256	2,256
Rolls-Royce PLC
2.38%, 10/14/2020(a)	5,000	4,992		CPS Auto Receivables Trust 2013-C
				4.30%, 08/15/2019(a)		6,250	6,339
United Technologies Corp
1.50%, 11/01/2019	14,400	14,310		CPS Auto Receivables Trust 2013-D
				3.97%, 11/15/2019(a),(b)		1,000	1,014
1.95%, 11/01/2021	5,000	4,936
				CPS Auto Receivables Trust 2014-B
		$58,767		1.11%, 11/15/2018(a)		86	86
Agriculture - 0.60%
				CPS Auto Receivables Trust 2014-C
Cargill Inc				1.31%, 02/15/2019(a),(b)		1,892	1,891
6.00%, 11/27/2017(a)	24,153	24,772
				2.67%, 08/17/2020(a)		4,000	4,024
				3.77%, 08/17/2020(a)		4,330	4,393
Airlines - 0.82%
				CPS Auto Receivables Trust 2014-D
American Airlines 2013-2 Class A Pass				1.49%, 04/15/2019(a)		1,024	1,023
Through Trust
				CPS Auto Receivables Trust 2015-A
4.95%, 07/15/2024	14,969	15,974		2.79%, 02/16/2021(a),(b)		10,330	10,426
Delta Air Lines 2009-1 Class A Pass Through
				CPS Auto Receivables Trust 2015-C
Trust				1.77%, 06/17/2019(a)		3,597	3,600
7.75%, 06/17/2021	11,253	12,406		2.55%, 02/18/2020(a)		3,580	3,602
Delta Air Lines 2012-1 Class A Pass Through
				CPS Auto Receivables Trust 2016-B
Trust				2.07%, 11/15/2019(a)		3,034	3,040
4.75%, 11/07/2021	5,077	5,363
				CPS Auto Receivables Trust 2016-C
		$33,743		1.62%, 01/15/2020(a)		12,722	12,716
Automobile Asset Backed Securities - 11.13%				CPS Auto Receivables Trust 2017-B
AmeriCredit Automobile Receivables 2015-4				1.75%, 07/15/2020(a),(b)		15,460	15,460
1.26%, 04/08/2019	1,644	1,644		CPS Auto Trust
3.72%, 12/08/2021	6,390	6,537		1.48%, 03/16/2020(a)		1,101	1,101
AmeriCredit Automobile Receivables 2016-1				1.50%, 06/15/2020(a),(b)		7,495	7,479
1.52%, 06/10/2019	2,835	2,836		1.68%, 08/17/2020(a),(b)		14,481	14,469
AmeriCredit Automobile Receivables Trust				Ford Credit Auto Owner Trust 2015-REV2
2013-1				2.44%, 01/15/2027(a),(b)		12,327	12,475
1.57%, 01/08/2019	265	265		Ford Credit Auto Owner Trust 2016-REV2
2.09%, 02/08/2019	4,400	4,407		2.03%, 12/15/2027(a)		14,000	13,872
AmeriCredit Automobile Receivables Trust				Ford Credit Auto Owner Trust/Ford Credit
2013-5				2.62%, 08/15/2028(a)		11,500	11,622
2.29%, 11/08/2019	3,965	3,979		Ford Credit Auto Owner Trust/Ford Credit
2.86%, 12/09/2019(b)	14,920	15,080
				2014-RE	V1
AmeriCredit Automobile Receivables Trust				2.26%, 11/15/2025(a),(b)		11,327	11,436
2014-1				Santander Drive Auto Receivables Trust 2013-
2.15%, 03/09/2020(b)	2,400	2,411
2.54%, 06/08/2020(b)	10,500	10,571		1
				1.76%, 01/15/2019		522	522
AmeriCredit Automobile Receivables Trust				2.27%, 01/15/2019		6,740	6,753
2014-2				Santander Drive Auto Receivables Trust 2013-
2.18%, 06/08/2020	3,400	3,418		3
2.57%, 07/08/2020(b)	9,400	9,464
				2.42%, 04/15/2019		2,300	2,310
AmeriCredit Automobile Receivables Trust				Santander Drive Auto Receivables Trust 2013-
2014-3				5
2.58%, 09/08/2020(b)	3,200	3,226
				2.25%, 06/17/2019(b)		1,308	1,312
AmeriCredit Automobile Receivables Trust				2.73%, 10/15/2019(b)		6,800	6,860
2015-3				Santander Drive Auto Receivables Trust 2014-
2.73%, 03/08/2021	6,000	6,078		1
Americredit Automobile Receivables Trust				2.36%, 04/15/2020		8,202	8,227
2016-4				2.91%, 04/15/2020		3,500	3,535
1.34%, 04/08/2020	12,145	12,138

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Santander Drive Auto Receivables Trust 2014-			Bank of America Corp	(continued)
2			2.88%, 04/24/2023(b)		$14,500	$14,478
2.76%, 02/18/2020(b)	$3,600	$3,641	Bank of America NA
Santander Drive Auto Receivables Trust 2014-			1.43%, 06/15/2017(b)		7,750	7,752
3			Bank of New York Mellon Corp/The
2.13%, 08/17/2020(b)	7,356	7,373	2.20%, 05/15/2019		11,327	11,407
2.65%, 08/17/2020	2,770	2,795	2.22%, 10/30/2023(b)		24,500	25,005
Santander Drive Auto Receivables Trust 2014-			2.50%, 04/15/2021		5,700	5,745
5			BB&T Corp
2.46%, 06/15/2020	5,000	5,030	1.69%, 02/01/2019(b)		5,664	5,703
Santander Drive Auto Receivables Trust 2015-			1.80%, 04/01/2022(b)		4,900	4,917
1			2.05%, 05/10/2021		9,500	9,412
2.57%, 04/15/2021	16,195	16,314	Branch Banking & Trust Co
Santander Drive Auto Receivables Trust 2015-			1.35%, 05/23/2017(b)		14,450	14,451
2			2.10%, 01/15/2020		14,400	14,465
2.44%, 04/15/2021(b)	13,400	13,489	2.63%, 01/15/2022		14,400	14,557
3.02%, 04/15/2021	6,420	6,495	Capital One NA/Mclean VA
Santander Drive Auto Receivables Trust 2016-			1.65%, 02/05/2018		9,327	9,325
3			1.85%, 09/13/2019		9,500	9,413
1.34%, 11/15/2019	9,519	9,512	1.88%, 09/13/2019(b)		9,500	9,549
TCF Auto Receivables Owner Trust 2016-			2.32%, 01/30/2023(b)		14,400	14,479
PT1			Citigroup Inc
1.93%, 06/15/2022(a),(b)	20,934	20,950	1.53%, 08/14/2017(b)		8,000	8,006
Westlake Automobile Receivables Trust 2015-			1.70%, 04/27/2018		13,990	13,986
1			2.12%, 04/25/2022(b)		15,000	15,023
2.29%, 11/16/2020(a)	12,038	12,060	2.45%, 01/10/2020		4,800	4,829
Westlake Automobile Receivables Trust 2015-			2.48%, 10/26/2020(b)		10,000	10,191
3			2.70%, 03/30/2021		14,100	14,186
1.42%, 05/17/2021(a),(b)	2,579	2,579	Fifth Third Bank/Cincinnati OH
Westlake Automobile Receivables Trust 2016-			1.63%, 09/27/2019		4,750	4,706
1			2.25%, 06/14/2021		7,700	7,668
1.82%, 01/15/2019(a)	3,136	3,140	2.30%, 03/15/2019		7,600	7,652
Westlake Automobile Receivables Trust 2016-			Goldman Sachs Group Inc/The
2			2.28%, 04/26/2022(b)		25,000	25,146
1.57%, 06/17/2019(a)	10,020	10,024	2.30%, 12/13/2019		9,600	9,620
Westlake Automobile Receivables Trust 2016-			2.31%, 04/23/2020(b)		23,990	24,340
3			2.60%, 04/23/2020		9,600	9,676
2.07%, 12/15/2021(a),(b)	11,400	11,374	3.00%, 04/26/2022		19,200	19,353
Westlake Automobile Receivables Trust 2017-			ING Groep NV
1			2.30%, 03/29/2022(b)		9,750	9,830
1.78%, 04/15/2020(a),(b)	8,000	8,006	3.15%, 03/29/2022		6,800	6,903
2.30%, 10/17/2022(a),(b)	5,000	4,999	JPMorgan Chase & Co
		$459,362	2.06%, 04/25/2023(b)		38,500	38,519
Automobile Floor Plan Asset Backed Securities - 0.70%			2.30%, 08/15/2021		9,500	9,439
Ford Credit Floorplan Master Owner Trust A			2.38%, 10/24/2023(b)		15,000	15,260
1.45%, 11/15/2021(b)	16,300	16,383	4.25%, 10/15/2020		22,250	23,679
Volkswagen Credit Auto Master Trust			JPMorgan Chase Bank NA
1.34%, 07/22/2019(a),(b)	12,327	12,329	6.00%, 10/01/2017		29,480	30,023
		$28,712	KeyBank NA/Cleveland OH
Automobile Manufacturers - 1.88%			1.60%, 08/22/2019		2,000	1,983
Daimler Finance North America LLC			1.70%, 06/01/2018		6,500	6,504
1.38%, 08/01/2017(a)	6,664	6,663	2.35%, 03/08/2019		14,350	14,465
1.75%, 10/30/2019(a)	6,650	6,587	KeyCorp
Ford Motor Credit Co LLC			5.10%, 03/24/2021		10,000	10,950
2.02%, 05/03/2019	9,600	9,574	Morgan Stanley
2.42%, 03/28/2022(b)	5,000	5,041	1.88%, 01/05/2018		4,664	4,672
3.34%, 03/28/2022	4,500	4,533	2.13%, 04/25/2018		9,750	9,790
PACCAR Financial Corp			2.55%, 10/24/2023(b)		29,000	29,455
			2.56%, 04/21/2021(b)		24,000	24,582
1.45%, 03/09/2018	6,664	6,667
2.20%, 09/15/2019	9,327	9,392	5.50%, 07/24/2020		9,500	10,379
Toyota Motor Credit Corp			National City Bank/Cleveland OH
			1.47%, 06/07/2017(b)		4,500	4,501
1.20%, 04/06/2018	9,600	9,587
2.10%, 01/17/2019	9,600	9,675	PNC Bank NA
2.60%, 01/11/2022	9,600	9,683	1.60%, 06/01/2018		4,500	4,502
		$77,402	1.70%, 12/07/2018		5,000	4,998
Banks- 20.14%			4.88%, 09/21/2017		15,355	15,552
Bank of America Corp			6.88%, 04/01/2018		4,080	4,269
2.32%, 01/20/2023(b)	33,500	33,921	SunTrust Bank/Atlanta GA
2.50%, 10/21/2022	12,000	11,775	2.25%, 01/31/2020		9,600	9,650
2.58%, 04/19/2021(b)	4,500	4,634	7.25%, 03/15/2018		23,149	24,231
2.60%, 01/15/2019	12,000	12,122	SunTrust Banks Inc
2.63%, 10/19/2020	15,750	15,851	2.90%, 03/03/2021		12,500	12,682

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Commercial Services - 0.12%
US Bancorp			Equifax Inc
2.63%, 01/24/2022	$9,600	$9,681	2.30%, 06/01/2021	$4,800	$4,762
US Bank NA/Cincinnati OH
1.65%, 10/28/2019(b)	14,209	14,312	Computers - 1.87%
2.00%, 01/24/2020	9,600	9,657	Apple Inc
Wells Fargo & Co			1.00%, 05/03/2018	4,664	4,653
2.26%, 01/24/2023(b)	19,000	19,200	1.70%, 02/22/2019	6,747	6,777
2.60%, 07/22/2020	5,000	5,062	1.90%, 02/07/2020	4,800	4,826
Wells Fargo Bank NA			2.18%, 02/23/2021(b)	4,750	4,899
1.65%, 01/22/2018	14,250	14,273	2.50%, 02/09/2022	9,600	9,721
6.00%, 11/15/2017	8,500	8,698	Dell International LLC / EMC Corp
		$831,044	3.48%, 06/01/2019(a)	17,385	17,781
Beverages - 1.33%			Hewlett Packard Enterprise Co
Anheuser-Busch InBev Finance Inc			2.45%, 10/05/2017	3,074	3,082
2.15%, 02/01/2019	14,414	14,509	2.85%, 10/05/2018	6,650	6,727
Anheuser-Busch InBev Worldwide Inc			International Business Machines Corp
1.72%, 08/01/2018(b)	4,500	4,530	1.95%, 02/12/2019	9,250	9,318
3.75%, 01/15/2022	14,500	15,265	2.25%, 02/19/2021	9,500	9,595
PepsiCo Inc					$77,379
1.00%, 10/13/2017	4,750	4,748	Cosmetics & Personal Care - 0.18%
1.35%, 10/04/2019	6,400	6,359	Procter & Gamble Co/The
2.15%, 10/14/2020	9,500	9,582	1.70%, 11/03/2021	7,700	7,617
		$54,993
Biotechnology - 1.14%			Credit Card Asset Backed Securities - 1.38%
Amgen Inc			Cabela's Credit Card Master Note Trust
1.25%, 05/22/2017	9,000	9,000	1.44%, 07/15/2022(b)	18,364	18,421
2.20%, 05/22/2019	9,327	9,386	1.47%, 06/15/2020(a),(b)	9,214	9,218
Biogen Inc			1.64%, 08/16/2021(a),(b)	9,745	9,803
2.90%, 09/15/2020	14,000	14,286	Capital One Multi-Asset Execution Trust
Gilead Sciences Inc			1.50%, 09/16/2024(b)	19,200	19,346
1.85%, 09/04/2018	4,750	4,764			$56,788
1.95%, 03/01/2022	4,750	4,631	Diversified Financial Services - 0.80%
2.55%, 09/01/2020	4,750	4,812	GE Capital International Funding Co
		$46,879	Unlimited Co
Chemicals - 1.43%			2.34%, 11/15/2020	10,000	10,065
Air Liquide Finance SA			GTP Acquisition Partners I LLC
1.75%, 09/27/2021(a)	6,750	6,566	2.35%, 06/15/2045(a)	10,100	10,003
Airgas Inc			UBS Group Funding Switzerland AG
1.65%, 02/15/2018	12,592	12,615	2.38%, 05/23/2023(a),(b)	3,000	3,017
Chevron Phillips Chemical Co LLC / Chevron			3.49%, 05/23/2023(a)	9,700	9,850
Phillips Chemical Co LP					$32,935
1.70%, 05/01/2018(a)	9,495	9,494	Electric - 4.97%
2.45%, 05/01/2020(a)	4,832	4,867	Alabama Power Co
Westlake Chemical Corp			2.45%, 03/30/2022	14,250	14,224
4.63%, 02/15/2021	10,760	11,136	Black Hills Corp
4.88%, 05/15/2023	13,900	14,531	2.50%, 01/11/2019	10,200	10,257
		$59,209	Dominion Resources Inc/VA
Commercial Mortgage Backed Securities - 1.40%			1.40%, 09/15/2017	9,327	9,327
Ginnie Mae			2.96%, 07/01/2019(b)	15,100	15,309
0.60%, 07/16/2054(b),(c)	38,740	1,632	Duke Energy Florida LLC
0.65%, 09/16/2055(b),(c)	32,869	1,450	1.85%, 01/15/2020	9,600	9,610
0.77%, 06/16/2055(b),(c)	41,455	1,781	3.10%, 08/15/2021	5,750	5,932
0.80%, 01/16/2054(b),(c)	47,751	2,265	Emera US Finance LP
0.85%, 03/16/2052(b),(c)	37,783	2,163	2.70%, 06/15/2021	6,700	6,705
0.85%, 10/16/2054(b),(c)	52,087	2,064	Exelon Corp
0.89%, 10/16/2054(b),(c)	62,628	3,115	3.50%, 06/01/2022(b)	19,500	19,886
0.90%, 10/16/2054(b),(c)	70,523	3,408	Fortis Inc/Canada
0.90%, 02/16/2055(b),(c)	71,587	2,569	2.10%, 10/04/2021(a)	16,365	15,928
0.91%, 01/16/2055(b),(c)	103,706	4,487	Indiantown Cogeneration LP
0.92%, 02/16/2048(b),(c)	37,234	1,766	9.77%, 12/15/2020	6,760	7,288
0.98%, 09/16/2054(b),(c)	42,837	2,215	NextEra Energy Capital Holdings Inc
1.11%, 06/16/2045(b),(c)	79,405	4,543	1.59%, 06/01/2017	6,664	6,664
1.12%, 08/16/2042(b),(c)	85,147	4,892	7.30%, 09/01/2067(b)	11,827	11,886
1.16%, 02/16/2046(b),(c)	77,982	4,598	Public Service Co of New Mexico
1.26%, 10/16/2051(b),(c)	3,933	267	7.95%, 05/15/2018	24,440	25,953
1.37%, 12/16/2036(b),(c)	60,118	3,563	San Diego Gas & Electric Co
JPMDB Commercial Mortgage Securities			1.91%, 02/01/2022	3,427	3,393
Trust 2016-C4			Southern California Edison Co
1.54%, 12/15/2049(b)	11,003	10,881	1.85%, 02/01/2022	7,148	7,058
		$57,659	Southern Co/The
			1.55%, 07/01/2018	5,800	5,781

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Electric (continued)			Home Equity Asset Backed Securities (continued)
Talen Energy Supply LLC			Credit Suisse First Boston Mortgage Securities
6.50%, 05/01/2018	$4,832	$4,868	Corp
Texas-New Mexico Power Co			4.80%, 05/25/2035		$1,756	$1,771
9.50%, 04/01/2019(a)	4,798	5,441	Home Equity Asset Trust 2005-4
TransAlta Corp			1.45%, 10/25/2035(b)		1,057	1,055
6.90%, 05/15/2018(b)	18,985	19,745	JP Morgan Mortgage Acquisition Corp 2005-
		$205,255	OPT1
Electronics - 0.70%			1.67%, 06/25/2035(b)		238	238
Fortive Corp			RASC Series 2005-AHL2 Trust
1.80%, 06/15/2019(a)	3,500	3,481	1.34%, 10/25/2035(b)		2,094	2,078
2.35%, 06/15/2021(a)	6,700	6,632	RASC Series 2005-EMX2 Trust
Honeywell International Inc			1.50%, 07/25/2035(b)		1,208	1,203
1.85%, 11/01/2021	19,200	18,898	Structured Asset Securities Corp Mortgage
		$29,011	Loan Trust Series 2005-GEL4
			1.92%, 08/25/2035(b)		237	235
Engineering & Construction - 0.70%
SBA Tower Trust			Terwin Mortgage Trust Series TMTS 2005-
2.88%, 07/15/2046(a)	9,600	9,592	14	HE
3.17%, 04/15/2047(a)	19,200	19,317	4.85%, 08/25/2036(b)		835	844
		$28,909	Wells Fargo Home Equity Asset-Backed
Finance - Mortgage Loan/Banker - 6.75%			Securities 2004-2 Trust
			1.83%, 10/25/2034(b)		205	205
Fannie Mae
1.00%, 02/26/2019	30,000	29,811				$8,729
1.00%, 08/28/2019	30,000	29,697	Housewares - 0.26%
1.25%, 08/17/2021	30,000	29,294	Newell Brands Inc
1.38%, 10/07/2021	30,000	29,448	2.60%, 03/29/2019		4,800	4,859
1.50%, 02/28/2020	75,000	74,914	3.85%, 04/01/2023		5,800	6,056
1.50%, 06/22/2020	30,000	29,952				$10,915
1.50%, 11/30/2020	30,000	29,834	Insurance - 6.49%
1.88%, 04/05/2022	14,750	14,718	Berkshire Hathaway Finance Corp
2.00%, 01/05/2022	10,750	10,803	1.48%, 01/10/2020(b)		14,500	14,560
		$278,471	1.60%, 05/15/2017		11,490	11,493
Food- 0.71%			1.70%, 03/15/2019		6,500	6,516
Kraft Heinz Foods Co			Berkshire Hathaway Inc
1.60%, 06/30/2017	5,664	5,665	2.20%, 03/15/2021		4,600	4,633
2.00%, 07/02/2018	4,731	4,743	2.75%, 03/15/2023		5,500	5,561
Mondelez International Holdings Netherlands			Five Corners Funding Trust
			4.42%, 11/15/2023(a)		19,250	20,705
BV
1.63%, 10/28/2019(a)	9,500	9,361	Hartford Financial Services Group Inc/The
1.78%, 10/28/2019(a),(b)	9,500	9,536	8.13%, 06/15/2068(b)		26,950	28,491
		$29,305	MassMutual Global Funding II
			1.55%, 10/11/2019(a)		9,650	9,545
Hand & Machine Tools - 0.35%
			2.00%, 04/15/2021(a)		6,028	5,904
Stanley Black & Decker Inc
			2.10%, 08/02/2018(a)		12,995	13,081
1.62%, 11/17/2018	14,400	14,354
			2.35%, 04/09/2019(a)		16,700	16,843
Healthcare - Products - 1.17%			Metropolitan Life Global Funding I
			1.50%, 01/10/2018(a)		6,250	6,254
Abbott Laboratories
			1.75%, 12/19/2018(a)		9,600	9,591
2.00%, 03/15/2020	18,653	18,641
			1.95%, 09/15/2021(a)		15,000	14,667
Medtronic Global Holdings SCA
			2.30%, 04/10/2019(a)		16,827	16,971
1.70%, 03/28/2019	14,500	14,495
Medtronic Inc			New York Life Global Funding
1.93%, 03/15/2020(b)	5,250	5,345	1.45%, 12/15/2017(a)		4,500	4,503
			1.95%, 02/11/2020(a)		16,941	16,906
2.50%, 03/15/2020	9,495	9,668
			2.00%, 04/13/2021(a)		9,600	9,497
		$48,149	2.15%, 06/18/2019(a)		12,626	12,671
Healthcare - Services - 0.78%
			Prudential Financial Inc
Aetna Inc			8.88%, 06/15/2068(b)		36,819	39,291
1.70%, 06/07/2018	2,000	2,001
Anthem Inc						$267,683
5.88%, 06/15/2017	11,164	11,222	Internet - 0.23%
Roche Holdings Inc			Amazon.com Inc
1.49%, 09/30/2019(a),(b)	9,327	9,357	2.60%, 12/05/2019		9,327	9,512
UnitedHealth Group Inc
1.70%, 02/15/2019	9,500	9,500	Machinery - Diversified - 0.70%
		$32,080	John Deere Capital Corp
			1.35%, 01/16/2018		9,327	9,321
Home Equity Asset Backed Securities - 0.21%
ACE Securities Corp Home Equity Loan Trust			2.05%, 03/10/2020		9,300	9,333
Series 2005-HE2			2.65%, 01/06/2022		10,000	10,125
1.71%, 04/25/2035(b)	23	23				$28,779
Asset Backed Securities Corp Home Equity			Manufactured Housing Asset Backed Securities - 0.00%
Loan Trust Series OOMC 2005-HE6			Conseco Financial Corp
1.76%, 07/25/2035(b)	511	512	7.70%, 09/15/2026		74	77
Centex Home Equity Loan Trust 2005-D
1.42%, 10/25/2035(b)	565	565

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media- 0.88%			Mortgage Backed Securities (continued)
Time Warner Cable LLC			RALI Series 2003-QS23 Trust
8.25%, 04/01/2019	$9,495	$10,545	5.00%, 12/26/2018	$515	$516
Walt Disney Co/The			RALI Series 2004-QS3 Trust
1.49%, 03/04/2022(b)	9,500	9,541	5.00%, 03/25/2019	418	403
1.95%, 03/04/2020	9,500	9,548	RBSSP Resecuritization Trust 2009-7
2.30%, 02/12/2021	6,500	6,565	1.38%, 06/26/2037(a),(b)	704	675
		$36,199	5.00%, 09/26/2036(a),(b)	75	75
Mining - 0.55%			Sequoia Mortgage Trust 2013-4
Glencore Finance Canada Ltd			1.55%, 04/25/2043(b)	9,635	9,376
2.70%, 10/25/2017(a),(b)	14,159	14,205	Sequoia Mortgage Trust 2013-8
Glencore Funding LLC			2.25%, 06/25/2043(b)	6,435	6,206
4.13%, 05/30/2023(a)	8,300	8,528	Sequoia Mortgage Trust 2017-1
		$22,733	3.50%, 02/25/2047(a)	13,811	14,145
Miscellaneous Manufacturers - 1.25%			Sequoia Mortgage Trust 2017-2
			3.50%, 03/25/2047(a)	6,641	6,775
General Electric Co
5.50%, 01/08/2020	11,500	12,610	Sequoia Mortgage Trust 2017-3
Ingersoll-Rand Global Holding Co Ltd			3.50%, 04/25/2047(a)	13,885	14,199
6.88%, 08/15/2018	9,100	9,689	Springleaf Mortgage Loan Trust 2013-2
			1.78%, 12/25/2065(a)	3,599	3,601
Siemens Financieringsmaatschappij NV
1.75%, 03/16/2022(a),(b)	14,500	14,665	3.52%, 12/25/2065(a),(b)	14,969	15,007
2.20%, 03/16/2020(a)	14,400	14,490	WaMu Mortgage Pass-Through Certificates
		$51,454	Series 2003-S8 Trust
Mortgage Backed Securities - 2.47%			5.00%, 09/25/2018	40	40
Alternative Loan Trust 2004-J8					$101,944
6.00%, 02/25/2017	48	48	Oil & Gas - 2.57%
Banc of America Funding 2004-1 Trust			BP Capital Markets PLC
5.25%, 02/25/2019	249	254	2.75%, 05/10/2023	6,500	6,474
Banc of America Funding 2004-3 Trust			4.75%, 03/10/2019	10,327	10,869
4.75%, 09/25/2019	187	187	Chevron Corp
Banc of America Mortgage Trust 2005-7			1.57%, 03/03/2022(b)	6,750	6,766
5.00%, 08/25/2020	23	23	1.72%, 06/24/2018	12,125	12,165
BCAP LLC 2011-RR11 Trust			2.90%, 03/03/2024	4,750	4,798
3.64%, 03/26/2035(a),(b)	1,799	1,798	Phillips 66
			1.79%, 04/15/2019(a),(b)	4,850	4,856
CHL Mortgage Pass-Through Trust 2003-46
3.14%, 01/19/2034(b)	807	805	1.89%, 04/15/2020(a),(b)	4,850	4,857
CHL Mortgage Pass-Through Trust 2004-J1			2.95%, 05/01/2017	15,490	15,490
4.50%, 01/25/2019(b)	30	30	Shell International Finance BV
CHL Mortgage Pass-Through Trust 2004-J7			2.13%, 05/11/2020	11,495	11,550
5.00%, 09/25/2019	308	312	2.38%, 08/21/2022	12,700	12,592
Credit Suisse First Boston Mortgage Securities			Total Capital International SA
Corp			1.55%, 06/28/2017	10,327	10,332
			1.60%, 08/10/2018(b)	5,430	5,454
5.00%, 09/25/2019	45	41
CSFB Mortgage-Backed Pass-Through					$106,203
Certificates Series 2004-AR4			Other Asset Backed Securities - 4.57%
1.95%, 05/25/2034(b)	291	277	Ameriquest Mortgage Securities Inc Asset-
CSFB Mortgage-Backed Trust Series 2004-7			Backed Pass-Through Ctfs Ser 2004-R11
5.00%, 10/25/2019	174	173	1.60%, 11/25/2034(b)	4	4
Freddie Mac REMICS			Ameriquest Mortgage Securities Inc Asset-
1.44%, 06/15/2023(b)	2	2	Backed Pass-Through Ctfs Ser 2005-R1
Ginnie Mae			1.67%, 03/25/2035(b)	398	398
4.50%, 08/20/2032	10	10	Drug Royalty II LP 2
GSMSC Pass-Through Trust 2009-4R			3.48%, 07/15/2023(a),(b)	6,713	6,654
1.43%, 12/26/2036(a),(b)	1,328	1,310	Drug Royalty III LP 1
JP Morgan Mortgage Trust 2004-A3			3.98%, 04/15/2027(a),(b)	5,400	5,422
3.15%, 07/25/2034(b)	1,082	1,072	MVW Owner Trust 2015-1
JP Morgan Mortgage Trust 2004-S1			2.52%, 12/20/2032(a),(b)	14,758	14,691
5.00%, 09/25/2034	821	840	MVW Owner Trust 2016-1
JP Morgan Mortgage Trust 2016-4			2.25%, 12/20/2033(a)	8,332	8,232
3.50%, 10/25/2046(a)	17,192	17,580	OneMain Financial Issuance Trust 2014-1
MASTR Alternative Loan Trust 2003-9			2.43%, 06/18/2024(a),(b)	4,731	4,732
6.50%, 01/25/2019	331	337	OneMain Financial Issuance Trust 2014-2
MASTR Asset Securitization Trust 2004-11			2.47%, 09/18/2024(a)	7,622	7,634
5.00%, 12/25/2019	49	49	OneMain Financial Issuance Trust 2015-2
MASTR Asset Securitization Trust 2004-9			2.57%, 07/18/2025(a)	19,260	19,293
5.00%, 09/25/2019	161	162	PFS Financing Corp
PHH Mortgage Trust Series 2008-CIM1			1.57%, 03/15/2021(a),(b),(d)	20,250	20,250
5.22%, 06/25/2038	2,020	1,980	1.59%, 10/15/2019(a),(b)	20,640	20,621
Prime Mortgage Trust 2005-2			1.61%, 04/15/2020(a),(b)	9,847	9,843
5.25%, 07/25/2020(b)	516	522	1.87%, 10/15/2021(a),(b)	5,500	5,462
Provident Funding Mortgage Loan Trust 2005-			PFS Tax Lien Trust 2014-1
1			1.44%, 05/15/2029(a),(b)	4,500	4,462
1.57%, 05/25/2035(b)	3,240	3,114	RAAC Series 2006-RP2 Trust
			1.24%, 02/25/2037(a),(b)	779	774

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)			Retail - 0.50%
RAMP Series 2005-RZ4 Trust			Home Depot Inc/The
1.39%, 11/25/2035(b)	$146	$146	2.00%, 04/01/2021	$4,800	$4,785
Securitized Asset Backed Receivables LLC			McDonald's Corp
Trust 2005-OP2			2.63%, 01/15/2022	7,250	7,287
1.31%, 10/25/2035(b)	3,027	3,000	2.75%, 12/09/2020	8,256	8,404
Soundview Home Loan Trust 2005-CTX1					$20,476
1.41%, 11/25/2035(b)	303	303	Savings & Loans - 0.00%
Structured Asset Investment Loan Trust 2005-			Washington Mutual Bank / Henderson NV
4			0.00%, 01/15/2013(d),(e),(f),(g)	1,200	—
1.65%, 05/25/2035(b)	1,443	1,441
Trafigura Securitisation Finance PLC 2014-1			Semiconductors - 0.47%
1.94%, 10/15/2018(a),(b)	8,829	8,822	Broadcom Corp / Broadcom Cayman Finance
Verizon Owner Trust 2016-1			Ltd
1.42%, 01/20/2021(a),(b)	8,500	8,459	2.38%, 01/15/2020(a)	14,400	14,409
Verizon Owner Trust 2016-2			3.00%, 01/15/2022(a)	4,800	4,838
1.68%, 05/20/2021(a),(b)	28,500	28,457			$19,247
Verizon Owner Trust 2017-1			Software - 1.04%
2.06%, 09/20/2021(a)	9,500	9,540
			Microsoft Corp
		$188,640	1.10%, 08/08/2019	9,500	9,408
Pharmaceuticals - 1.02%			1.30%, 11/03/2018	4,750	4,743
AbbVie Inc			1.85%, 02/06/2020	9,600	9,636
1.80%, 05/14/2018	4,798	4,805	1.85%, 02/12/2020	4,662	4,675
2.30%, 05/14/2021	4,800	4,768	Oracle Corp
2.50%, 05/14/2020	6,664	6,722	1.90%, 09/15/2021	4,800	4,751
Actavis Funding SCS			2.25%, 10/08/2019	4,750	4,811
2.35%, 03/12/2018	11,995	12,045	5.75%, 04/15/2018	4,664	4,854
Mead Johnson Nutrition Co					$42,878
3.00%, 11/15/2020	4,750	4,845	Student Loan Asset Backed Securities - 5.64%
Merck & Co Inc			AccessLex Institute
1.10%, 01/31/2018	8,827	8,813	1.97%, 07/01/2038(b)	1,816	1,816
		$41,998	KeyCorp Student Loan Trust 2000-A
Pipelines - 3.03%			1.37%, 05/25/2029(b)	2,046	1,981
Buckeye Partners LP			Keycorp Student Loan Trust 2000-b
2.65%, 11/15/2018	11,316	11,386	1.47%, 07/25/2029(b)	23,394	22,819
4.15%, 07/01/2023	11,300	11,664	KeyCorp Student Loan Trust 2003-A
Columbia Pipeline Group Inc			1.69%, 01/25/2037(b)	17,812	17,107
2.45%, 06/01/2018	4,832	4,856	KeyCorp Student Loan Trust 2004-A
3.30%, 06/01/2020	8,322	8,484	1.70%, 01/27/2042(b)	13,264	13,247
Florida Gas Transmission Co LLC			KeyCorp Student Loan Trust 2006-A
7.90%, 05/15/2019(a)	10,271	11,368	1.46%, 09/27/2035(b)	21,233	21,106
Hiland Partners Holdings LLC / Hiland			Navient Private Education Loan Trust 2014-
Partners Finance Corp			CT
5.50%, 05/15/2022(a)	6,959	7,246	1.69%, 09/16/2024(a),(b)	9,332	9,347
TransCanada PipeLines Ltd			Navient Private Education Loan Trust 2015-
6.35%, 05/15/2067(b)	19,000	17,527	A
Williams Partners LP / ACMP Finance Corp			1.49%, 12/15/2021(a),(b)	697	697
4.88%, 05/15/2023	21,300	21,939	SLC Private Student Loan Trust 2006-A
4.88%, 03/15/2024	29,270	30,368	1.33%, 07/15/2036(b)	12,438	12,438
		$124,838	SLC Private Student Loan Trust 2010-B
Real Estate - 0.23%			4.49%, 07/15/2042(a),(b)	303	303
Prologis LP			SLM Private Credit Student Loan Trust 2002-
7.38%, 10/30/2019	8,653	9,683	A
			1.68%, 12/16/2030(b)	10,998	10,792
REITS- 1.53%			SLM Private Credit Student Loan Trust 2004-
Alexandria Real Estate Equities Inc			A
2.75%, 01/15/2020	11,990	12,071	1.53%, 06/15/2033(b)	2,219	2,151
American Tower Trust #1			SLM Private Credit Student Loan Trust 2004-
1.55%, 03/15/2043(a)	11,396	11,372	B
Digital Realty Trust LP			1.46%, 03/15/2024(b)	14,580	14,239
3.40%, 10/01/2020	6,700	6,903	SLM Private Credit Student Loan Trust 2005-
Healthcare Realty Trust Inc			B
5.75%, 01/15/2021	6,997	7,686	1.31%, 03/15/2023(b)	2,162	2,164
Hospitality Properties Trust			1.40%, 12/15/2023(b)	6,765	6,718
4.50%, 06/15/2023	4,500	4,703	SLM Private Credit Student Loan Trust 2006-
Kimco Realty Corp			A
4.30%, 02/01/2018	6,664	6,744	1.32%, 12/15/2023(b)	1,090	1,083
WEA Finance LLC / Westfield UK & Europe			1.42%, 06/15/2039(b)	34,000	31,963
Finance PLC			SLM Private Credit Student Loan Trust 2006-
1.75%, 09/15/2017(a)	7,400	7,405	B
Welltower Inc			1.33%, 12/15/2039(b)	9,000	8,520
4.95%, 01/15/2021	5,960	6,415	SLM Private Education Loan Trust 2013-A
		$63,299	1.59%, 08/15/2022(a),(b)	1,132	1,133

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Student Loan Asset Backed Securities (continued)			Government National Mortgage Association (GNMA) (continued)
SLM Private Education Loan Trust 2013-			10.00%, 01/15/2019	$7	$7
A (continued)					$8
1.77%, 05/17/2027(a)	$9,335	$9,319	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
SLM Private Education Loan Trust 2013-B			OBLIGATIONS		$978
1.64%, 07/15/2022(a),(b)	863	863	Total Investments		$4,117,319
1.85%, 06/17/2030(a),(b)	11,664	11,626	Other Assets and Liabilities - 0.22%		$8,882
SLM Private Education Loan Trust 2014-A			TOTAL NET ASSETS - 100.00%		$4,126,201
1.59%, 07/15/2022(a),(b)	828	828
SMB Private Education Loan Trust 2016-C
1.54%, 11/15/2023(a),(b)	17,104	17,125	(a)	Security exempt from registration under Rule 144A of the Securities Act of
SMB Private Education Loan Trust 2017-A			1933. These securities may be resold in transactions exempt from
1.44%, 06/17/2024(a),(b)	13,486	13,496	registration, normally to qualified institutional buyers. At the end of the
		$232,881	period, the value of these securities totaled $1,090,545 or 26.43% of net
Telecommunications - 1.99%			assets.
AT&T Inc			(b)	Variable Rate. Rate shown is in effect at April 30, 2017.
2.45%, 06/30/2020	11,000	11,016	(c) Security is an Interest Only Strip
2.80%, 02/17/2021	4,500	4,536	(d)	Fair value of these investments is determined in good faith by the Manager
3.60%, 02/17/2023	6,500	6,627	under procedures established and periodically reviewed by the Board of
Cisco Systems Inc			Directors. Certain inputs used in the valuation may be unobservable;
2.20%, 02/28/2021	4,750	4,775	however, each security is evaluated individually for purposes of ASC 820
4.95%, 02/15/2019	9,500	10,067	which results in not all securities being identified as Level 3 of the fair
Crown Castle Towers LLC			value hierarchy. At the end of the period, the fair value of these securities
4.88%, 08/15/2040(a)	8,415	8,973	totaled $20,250 or 0.49% of net assets.
Sprint Spectrum Co LLC / Sprint Spectrum Co			(e) Non-Income Producing Security
II LLC / Sprint Spectrum Co III LLC			(f)	Security is Illiquid. At the end of the period, the value of these securities
3.36%, 03/20/2023(a)	21,750	21,940	totaled $0 or 0.00% of net assets.
Verizon Communications Inc			(g)	Restricted Security. Please see Restricted Security Sub-Schedule for more
2.87%, 09/14/2018(b)	4,664	4,759	information.
2.95%, 03/15/2022(a)	9,250	9,299
		$81,992
Transportation - 0.33%
Ryder System Inc			Portfolio Summary (unaudited)
2.25%, 09/01/2021	4,800	4,733	Sector		Percent
2.45%, 11/15/2018	8,995	9,077	Financial		29.19%
		$13,810	Asset Backed Securities		23.63%
			Consumer, Non-cyclical		7.05%
Trucking & Leasing - 0.20%
Penske Truck Leasing Co Lp / PTL Finance			Government		6.75%
Corp			Industrial		5.65%
3.75%, 05/11/2017(a)	8,169	8,173	Energy		5.60%
			Utilities		4.97%
			Mortgage Securities		3.89%
TOTAL BONDS		$4,069,700
			Consumer, Cyclical		3.46%
U.S. GOVERNMENT & GOVERNMENT	Principal		Technology		3.38%
AGENCY OBLIGATIONS - 0.02%	Amount (000's) Value (000's)		Communications		3.10%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%			Basic Materials		1.98%
2.62%, 11/01/2021(b)	$2	$2
2.86%, 09/01/2035(b)	77	81	Investment Companies		1.13%
			Other Assets and Liabilities		0.22%
7.00%, 12/01/2022	83	86	TOTAL NET ASSETS		100.00%
		$169
Federal National Mortgage Association (FNMA) - 0.02%
2.55%, 11/01/2022(b)	2	2
2.76%, 02/01/2037(b)	118	125
2.82%, 10/01/2035(b)	248	262
2.87%, 08/01/2034(b)	49	51
2.91%, 11/01/2032(b)	30	32
2.96%, 07/01/2034(b)	126	133
2.97%, 07/01/2034(b)	30	31
3.13%, 12/01/2032(b)	52	55
3.33%, 02/01/2035(b)	23	24
3.38%, 01/01/2035(b)	70	73
4.16%, 11/01/2035(b)	6	6
5.60%, 04/01/2019(b)	1	1
7.50%, 10/01/2029	3	3
8.00%, 05/01/2027	2	2
10.00%, 05/01/2022	1	1
		$801
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025	1	1

See accompanying notes

Schedule of Investments
SmallCap Fund
April 30, 2017 (unaudited)

COMMON STOCKS - 98.57%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Automobile Parts & Equipment - 3.53%				Diversified Financial Services - 4.30%
Cooper Tire & Rubber Co	233,143	$8,929		Enova International Inc (a)	174,470	$2,478
Horizon Global Corp (a)	82,150	1,158		Evercore Partners Inc - Class A	59,270	4,371
Tenneco Inc	52,870	3,332		Hamilton Lane Inc (a)	39,910	747
Visteon Corp (a)	86,420	8,897		Houlihan Lokey Inc	71,920	2,412
		$22,316		LPL Financial Holdings Inc	117,300	4,931
Banks - 10.38%				Moelis & Co	117,440	4,310
				WageWorks Inc (a)	107,140	7,907
Cathay General Bancorp	168,200	6,400
CenterState Banks Inc	116,020	2,927				$27,156
Central Pacific Financial Corp	206,090	6,447		Electric - 2.04%
FCB Financial Holdings Inc (a)	122,020	5,765		Avista Corp	154,770	6,244
First Busey Corp	43,430	1,301		Portland General Electric Co	145,990	6,619
First Merchants Corp	83,610	3,460				$12,863
First of Long Island Corp/The	45,566	1,239		Electrical Components & Equipment - 2.48%
Fulton Financial Corp	371,570	6,855		Advanced Energy Industries Inc (a)	144,477	10,663
Hanmi Financial Corp	54,750	1,591		EnerSys	60,430	5,022
Heartland Financial USA Inc	57,440	2,757				$15,685
IBERIABANK Corp	100,210	7,952		Electronics - 4.34%
Independent Bank Group Inc	49,350	2,968		II-VI Inc (a)	188,660	6,254
PacWest Bancorp	71,640	3,538		Itron Inc (a)	54,400	3,528
Sandy Spring Bancorp Inc	44,730	1,935		SYNNEX Corp	85,000	9,216
Towne Bank/Portsmouth VA	69,370	2,251		Vishay Intertechnology Inc	513,430	8,395
Umpqua Holdings Corp	326,930	5,777				$27,393
Union Bankshares Corp	69,870	2,392		Engineering & Construction - 2.34%
		$65,555		Argan Inc	70,010	4,680
Biotechnology - 2.44%				MasTec Inc (a)	144,710	6,389
Acceleron Pharma Inc (a)	33,640	1,111		Tutor Perini Corp (a)	120,270	3,710
Aratana Therapeutics Inc (a)	138,198	857				$14,779
Bellicum Pharmaceuticals Inc (a)	24,700	330
				Entertainment - 1.74%
Bluebird Bio Inc (a)	5,125	456		Isle of Capri Casinos Inc (a)	164,128	3,785
Cambrex Corp (a)	54,840	3,255		Vail Resorts Inc	36,600	7,234
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	205
						$11,019
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—
				Environmental Control - 0.46%

Epizyme Inc(a)	28,590	516		AquaVenture Holdings Ltd (a)	84,566	1,553

FibroGen Inc(a)	32,570	912		Energy Recovery Inc (a)	161,460	1,363
Genocea Biosciences Inc (a)	76,470	489
Insmed Inc (a)	69,050	1,274				$2,916
Intercept Pharmaceuticals Inc (a)	3,780	425		Food - 2.10%
				Cal-Maine Foods Inc (a)	76,453	2,886
MacroGenics Inc (a)	39,850	861
NewLink Genetics Corp (a)	23,870	446		Dean Foods Co	331,420	6,542
				SUPERVALU Inc (a)	934,360	3,831
Seattle Genetics Inc (a)	16,180	1,105
Spark Therapeutics Inc (a)	9,910	574				$13,259
Ultragenyx Pharmaceutical Inc (a)	21,170	1,363		Gas - 1.30%
Versartis Inc (a)	66,440	1,222		Southwest Gas Holdings Inc	98,000	8,209
		$15,401
				Healthcare - Products - 2.57%
Building Materials - 2.64%				ICU Medical Inc (a)	65,060	10,006
Forterra Inc (a)	123,760	2,381
				K2M Group Holdings Inc (a)	127,300	2,820
NCI Building Systems Inc (a)	221,188	3,871
				Nevro Corp (a)	26,900	2,535
Universal Forest Products Inc	64,300	6,127		STAAR Surgical Co (a)	84,340	877
US Concrete Inc (a)	69,352	4,300
						$16,238
		$16,679
				Healthcare - Services - 1.57%
Chemicals - 1.72%				HealthSouth Corp	186,120	8,729
Cabot Corp	75,820	4,564		Natera Inc (a)	34,360	311
Huntsman Corp	158,680	3,930		Teladoc Inc (a)	36,340	901
Olin Corp	72,910	2,343
						$9,941
		$10,837
				Home Builders - 0.80%
Commercial Services - 5.06%				Installed Building Products Inc (a)	95,271	5,083
AMN Healthcare Services Inc (a)	70,060	2,862
Insperity Inc	78,660	7,186
K12 Inc (a)	111,970	2,111		Insurance - 4.46%
Live Nation Entertainment Inc (a)	117,825	3,789		American Financial Group Inc/OH	66,300	6,452
Navigant Consulting Inc (a)	137,650	3,299		Argo Group International Holdings Ltd	64,159	4,231
				Athene Holding Ltd (a)	64,400	3,433
PAREXEL International Corp (a)	77,180	4,926
Quanta Services Inc (a)	219,600	7,783		CNO Financial Group Inc	439,290	9,256
				MGIC Investment Corp (a)	458,233	4,830
		$31,956				$28,202
Computers - 2.49%
CACI International Inc (a)	64,350	7,593		Internet - 1.38%
				Carvana Co (a)	211,030	2,343
ExlService Holdings Inc (a)	100,600	4,800
				GoDaddy Inc (a)	155,200	6,040
Sykes Enterprises Inc (a)	112,960	3,367
				Okta Inc (a)	12,501	326
		$15,760				$8,709
Distribution & Wholesale - 0.45%				Iron & Steel - 0.98%
H&E Equipment Services Inc	135,550	2,863		Reliance Steel & Aluminum Co	38,390	3,026

See accompanying notes

Schedule of Investments
SmallCap Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Iron & Steel (continued)				Retail (continued)
Steel Dynamics Inc	87,940	$3,178		Tile Shop Holdings Inc	150,250	$3,208
		$6,204				$27,655
Leisure Products & Services - 0.74%				Savings & Loans - 1.49%
Planet Fitness Inc	223,710	4,653		Pacific Premier Bancorp Inc (a)	128,630	4,701
				Provident Financial Services Inc	183,010	4,702
Lodging - 1.21%						$9,403
Extended Stay America Inc	437,390	7,628		Semiconductors - 1.31%
				Entegris Inc (a)	332,590	8,248
Machinery - Construction & Mining - 0.77%
Astec Industries Inc	76,580	4,851		Software - 4.61%
				Alteryx Inc (a)	41,070	657
Machinery - Diversified - 0.32%				Apptio Inc (a)	97,364	1,270
Columbus McKinnon Corp/NY	77,460	2,024		Aspen Technology Inc (a)	157,550	9,688
				Atlassian Corp PLC (a)	93,420	3,221
Metal Fabrication & Hardware - 1.03%				Blackbaud Inc	106,990	8,603
Atkore International Group Inc (a)	171,170	4,495		Blackline Inc (a)	12,310	405
Global Brass & Copper Holdings Inc	57,036	2,033		Cloudera Inc (a)	18,553	336
		$6,528		Coupa Software Inc (a)	25,330	703
Mining - 0.33%				Manhattan Associates Inc (a)	84,700	3,955
US Silica Holdings Inc	49,640	2,060		MuleSoft Inc (a)	11,775	271
						$29,109
Miscellaneous Manufacturers - 1.76%				Telecommunications - 2.38%
Barnes Group Inc	98,240	5,400		Gigamon Inc (a)	73,880	2,342
Trinseo SA	86,220	5,725		NETGEAR Inc (a)	94,360	4,449
		$11,125		Plantronics Inc	127,820	6,979
Oil & Gas - 2.59%				Quantenna Communications Inc (a)	68,970	1,269
Callon Petroleum Co (a)	238,980	2,829				$15,039
Carrizo Oil & Gas Inc (a)	93,620	2,355		TOTAL COMMON STOCKS		$622,667
Murphy USA Inc (a)	87,820	6,110		INVESTMENT COMPANIES - 1.96%	Shares Held	Value (000's)
Oasis Petroleum Inc (a)	223,160	2,664
				Money Market Funds - 1.96%
PDC Energy Inc (a)	43,810	2,420
				Goldman Sachs Financial Square Funds -	12,364,135	12,364
		$16,378		Government Fund
Oil & Gas Services - 1.45%
Mammoth Energy Services Inc (a)	162,370	3,134		TOTAL INVESTMENT COMPANIES		$12,364
MRC Global Inc (a)	286,210	5,218
				Total Investments		$635,031
Pioneer Energy Services Corp (a)	263,770	804
				Other Assets and Liabilities - (0.53)%		$(3,319)
		$9,156		TOTAL NET ASSETS - 100.00%		$631,712
Packaging & Containers - 0.60%
Graphic Packaging Holding Co	279,440	3,795
				(a) Non-Income Producing Security
Pharmaceuticals - 4.79%				(b)		Security is Illiquid. At the end of the period, the value of these securities
Array BioPharma Inc (a)	129,570	1,123		totaled $205 or 0.03% of net assets.
Coherus Biosciences Inc (a)	43,990	845		(c)		Fair value of these investments is determined in good faith by the Manager
Concert Pharmaceuticals Inc (a)	39,970	634		under procedures established and periodically reviewed by the Board of
DexCom Inc (a)	9,210	718		Directors. Certain inputs used in the valuation may be unobservable;
Nektar Therapeutics (a)	100,050	1,898		however, each security is evaluated individually for purposes of ASC 820
Neurocrine Biosciences Inc (a)	15,530	829		which results in not all securities being identified as Level 3 of the fair
Portola Pharmaceuticals Inc (a)	16,960	678		value hierarchy. At the end of the period, the fair value of these securities
PRA Health Sciences Inc (a)	165,990	10,617		totaled $205 or 0.03% of net assets.
Prestige Brands Holdings Inc (a)	166,820	9,577
ProQR Therapeutics NV (a)	23,625	116
Revance Therapeutics Inc (a)	26,863	584
SCYNEXIS Inc (a)	73,560	205		Portfolio Summary (unaudited)
TESARO Inc (a)	8,960	1,322		Sector		Percent
Vanda Pharmaceuticals Inc (a)	74,725	1,140		Financial		27.87%
		$30,286		Consumer, Non-cyclical		18.53%
REITS - 7.24%				Industrial		16.74%
American Homes 4 Rent	344,480	7,940		Consumer, Cyclical		12.85%
Armada Hoffler Properties Inc	228,640	3,261		Technology		8.41%
First Industrial Realty Trust Inc	278,790	7,845		Energy		4.04%
Hudson Pacific Properties Inc	190,390	6,542		Communications		3.76%
Mack-Cali Realty Corp	271,040	7,332		Utilities		3.34%
Monmouth Real Estate Investment Corp	104,490	1,567		Basic Materials		3.03%
National Storage Affiliates Trust	207,630	5,087		Investment Companies		1.96%
Summit Hotel Properties Inc	370,970	6,132		Other Assets and Liabilities		(0.53)%
		$45,706		TOTAL NET ASSETS		100.00%
Retail - 4.38%
At Home Group Inc (a)	185,670	3,251
Big 5 Sporting Goods Corp	140,390	2,162
Caleres Inc	274,840	7,921
Foundation Building Materials Inc (a)	212,830	3,446
GMS Inc (a)	107,388	3,883
Michaels Cos Inc/The (a)	162,010	3,784

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS - 94.11%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.00%				Banks (continued)
MDC Partners Inc	3,053	$27		FB Financial Corp (a)	223	$8
				FCB Financial Holdings Inc (a)	78,994	3,733
Aerospace & Defense - 1.15%				First Connecticut Bancorp Inc/Farmington CT	692	19
Aerojet Rocketdyne Holdings Inc (a)	7,206	162		First Financial Bankshares Inc	5,751	230
Astronics Corp (a)	3,829	124		First Foundation Inc (a)	1,884	30
Curtiss-Wright Corp	6,616	618		Franklin Financial Network Inc (a)	588	24
HEICO Corp	145,021	10,307		Heritage Commerce Corp	974	14
Kaman Corp	1,446	69		Home BancShares Inc/AR	17,184	437
KLX Inc (a)	76,550	3,621		Live Oak Bancshares Inc	3,650	88
Kratos Defense & Security Solutions Inc (a)	310,282	2,364		National Bank Holdings Corp	4,469	141
Moog Inc (a)	1,474	101		Opus Bank	35,457	799
National Presto Industries Inc	169	18		Paragon Commercial Corp (a)	94	5
Teledyne Technologies Inc (a)	2,269	306		Park Sterling Corp	3,280	40
		$17,690		Pinnacle Financial Partners Inc	867	56
Agriculture - 0.01%				Prosperity Bancshares Inc	82,693	5,557
				Provident Bancorp Inc (a)	345	7
Alico Inc	261	8
Limoneira Co	2,174	45		ServisFirst Bancshares Inc	10,423	394
Turning Point Brands Inc (a)	723	11		Signature Bank/New York NY (a)	34,086	4,719
				SVB Financial Group (a)	35,777	6,295
Vector Group Ltd	5,670	123
				Texas Capital Bancshares Inc (a)	517	39
		$187
Airlines - 0.37%				Union Bankshares Inc/Morrisville VT	615	26
Allegiant Travel Co	1,875	273		United Bankshares Inc/WV	2,034	81
Hawaiian Holdings Inc (a)	11,076	601		Veritex Holdings Inc (a)	788	21
Spirit Airlines Inc (a)	84,522	4,841		Western Alliance Bancorp (a)	141,295	6,768
		$5,715		Western New England Bancorp Inc	1,316	14
				Wintrust Financial Corp	25,000	1,772
Apparel - 0.27%				Xenith Bankshares Inc (a)	250	7
Columbia Sportswear Co	3,853	218
Deckers Outdoor Corp (a)	309	18				$45,909
Oxford Industries Inc	2,913	169		Beverages - 0.05%
Sequential Brands Group Inc (a)	209,389	706		Boston Beer Co Inc/The (a)	1,238	179
Steven Madden Ltd (a)	76,186	2,899		Coca-Cola Bottling Co Consolidated	661	140
				Farmer Brothers Co (a)	1,650	59
Superior Uniform Group Inc	1,742	32
Weyco Group Inc	326	9		MGP Ingredients Inc	2,351	123
Wolverine World Wide Inc	5,213	126		National Beverage Corp	1,643	145
				Primo Water Corp (a)	4,292	51
		$4,177
Automobile Manufacturers - 0.01%						$697
Blue Bird Corp (a)	736	14		Biotechnology - 4.67%
Navistar International Corp (a)	417	11		Acceleron Pharma Inc (a)	83,900	2,770
				Achillion Pharmaceuticals Inc (a)	21,507	73
Wabash National Corp	6,232	142		Acorda Therapeutics Inc (a)	1,067	17
		$167		Aduro Biotech Inc (a)	6,377	62
Automobile Parts & Equipment - 0.17%				Advaxis Inc (a)	6,407	55
American Axle & Manufacturing Holdings Inc	19,023	335		Aevi Genomic Medicine Inc (a)	4,858	8
(a)
				Agenus Inc (a)	10,721	38
Cooper-Standard Holdings Inc (a)	3,232	365
				Alder Biopharmaceuticals Inc (a)	291,232	5,839
Dorman Products Inc (a)	5,830	485
				AMAG Pharmaceuticals Inc (a)	1,884	46
Douglas Dynamics Inc	3,679	117		Anavex Life Sciences Corp (a)	5,745	32
Gentherm Inc (a)	5,149	191
				ANI Pharmaceuticals Inc (a)	1,652	89
Horizon Global Corp (a)	4,240	60
				Applied Genetic Technologies Corp/DE (a)	2,233	13
Miller Industries Inc/TN	458	12		Aptevo Therapeutics Inc (a)	2,889	6
Standard Motor Products Inc	3,936	200		Aratana Therapeutics Inc (a)	6,781	42
Supreme Industries Inc	1,792	36		Ardelyx Inc (a)	909	12
Tenneco Inc	11,654	734		Arena Pharmaceuticals Inc (a)	44,702	60
Unique Fabricating Inc	1,716	20		Argos Therapeutics Inc (a)	2,575	1
		$2,555		Arrowhead Pharmaceuticals Inc (a)	11,586	18
Banks - 2.98%				Asterias Biotherapeutics Inc (a)	3,991	15
Allegiance Bancshares Inc (a)	299	12
				Asterias Biotherapeutics Inc - Warrants (a)	354	—
Ameris Bancorp	3,523	166		Atara Biotherapeutics Inc (a)	237	4
Atlantic Capital Bancshares Inc (a)	689	14
				Athersys Inc (a)	12,595	19
Bank of NT Butterfield & Son Ltd/The	282	9		Audentes Therapeutics Inc (a)	117,676	1,753
Bank of the Ozarks Inc	144,736	6,871		Axovant Sciences Ltd (a)	4,515	109
Bankwell Financial Group Inc	393	14		Bellicum Pharmaceuticals Inc (a)	2,462	33
Blue Hills Bancorp Inc	653	12		BioCryst Pharmaceuticals Inc (a)	11,290	72
BNC Bancorp	487	16		BioTime Inc (a)	13,784	47
Capital Bank Financial Corp	1,457	60		Bluebird Bio Inc (a)	10,685	951
Capstar Financial Holdings Inc (a)	178	3
				Blueprint Medicines Corp (a)	75,509	3,517
Cass Information Systems Inc	1,388	92		Cambrex Corp (a)	7,532	447
Chemical Financial Corp	2,998	142		Cellular Biomedicine Group Inc (a)	1,487	16
CoBiz Financial Inc	846	14		Charles River Laboratories International Inc	138,442	12,418
ConnectOne Bancorp Inc	207,358	4,603		(a)
County Bancorp Inc	686	19		ChemoCentryx Inc (a)	4,193	30
CU Bancorp (a)	519	19
				ChromaDex Corp (a)	6,893	21
Customers Bancorp Inc (a)	69,878	2,162
				Curis Inc (a)	19,947	48
Eagle Bancorp Inc (a)	5,966	357
				Cytokinetics Inc (a)	6,256	103

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Biotechnology (continued)				Biotechnology (continued)
CytomX Therapeutics Inc (a)	3,773	$59		XBiotech Inc (a)	3,077	$33
CytRx Corp (a)	18,801	10		ZIOPHARM Oncology Inc (a)	22,373	158
Dimension Therapeutics Inc (a)	864	1				$71,869
Dynavax Technologies Corp (a)	6,972	39		Building Materials - 2.11%
Edge Therapeutics Inc (a)	1,239	13		AAON Inc	5,696	209
Editas Medicine Inc (a)	1,208	23		Apogee Enterprises Inc	117,890	6,425
Eiger BioPharmaceuticals Inc (a)	609	5		Armstrong Flooring Inc (a)	419	8
Emergent BioSolutions Inc (a)	6,006	180		Boise Cascade Co (a)	4,652	142
Endocyte Inc (a)	2,506	6		Builders FirstSource Inc (a)	19,380	310
Enzo Biochem Inc (a)	8,095	71		Caesarstone Ltd (a)	4,570	181
Epizyme Inc (a)	5,300	96		Continental Building Products Inc (a)	9,024	220
Exact Sciences Corp (a)	19,659	590		Forterra Inc (a)	3,164	61
Exelixis Inc (a)	119,723	2,682		Gibraltar Industries Inc (a)	5,140	202
FibroGen Inc (a)	9,850	276		Griffon Corp	4,879	117
Five Prime Therapeutics Inc (a)	1,105	39		Headwaters Inc (a)	15,968	379
Flex Pharma Inc (a)	1,923	7		Louisiana-Pacific Corp (a)	28,242	727
Fortress Biotech Inc (a)	5,998	22		LSI Industries Inc	1,036	9
Foundation Medicine Inc (a)	2,487	88		Masonite International Corp (a)	67,623	5,626
Galena Biopharma Inc (a)	1,587	1		NCI Building Systems Inc (a)	5,441	95
Geron Corp (a)	27,525	70		Patrick Industries Inc (a)	3,592	255
GlycoMimetics Inc (a)	1,802	8		PGT Innovations Inc (a)	9,046	99
Halozyme Therapeutics Inc (a)	20,602	287		Ply Gem Holdings Inc (a)	4,387	85
Idera Pharmaceuticals Inc (a)	17,303	41		Quanex Building Products Corp	790	16
ImmunoGen Inc (a)	15,101	66		Simpson Manufacturing Co Inc	5,917	247
Immunomedics Inc (a)	16,365	94		Summit Materials Inc (a)	276,950	7,106
Infinity Pharmaceuticals Inc (a)	8,458	18		Trex Co Inc (a)	79,425	5,813
Innoviva Inc (a)	19,082	225		Universal Forest Products Inc	3,861	368
Inovio Pharmaceuticals Inc (a)	11,885	75		US Concrete Inc (a)	60,379	3,744
Insmed Inc (a)	213,631	3,942				$32,444
Intellia Therapeutics Inc (a)	1,229	18
				Chemicals - 1.03%
Karyopharm Therapeutics Inc (a)	889	9
				Aceto Corp	5,287	84
Kite Pharma Inc (a)	7,283	598
				Balchem Corp	6,505	528
Lexicon Pharmaceuticals Inc (a)	7,779	121		Chemours Co/The	30,738	1,238
Ligand Pharmaceuticals Inc (a)	3,540	394		Ferro Corp (a)	11,532	207
Lion Biotechnologies Inc (a)	10,172	70		GCP Applied Technologies Inc (a)	8,519	280
Loxo Oncology Inc (a)	59,274	2,730
				Hawkins Inc	398	20
MacroGenics Inc (a)	81,352	1,758
				HB Fuller Co	10,724	567
Medicines Co/The (a)	101,278	4,995		Ingevity Corp (a)	4,863	308
Merrimack Pharmaceuticals Inc (a)	13,294	44
				Innophos Holdings Inc	4,721	226
Momenta Pharmaceuticals Inc (a)	2,744	39
				Innospec Inc	44,931	2,965
Myriad Genetics Inc (a)	12,596	232		KMG Chemicals Inc	815	43
NantKwest Inc (a)	313	1		Koppers Holdings Inc (a)	3,066	130
NeoGenomics Inc (a)	202,109	1,526		Landec Corp (a)	1,603	22
NewLink Genetics Corp (a)	2,905	54		Minerals Technologies Inc	4,469	352
Novavax Inc (a)	48,096	39		OMNOVA Solutions Inc (a)	5,187	49
OncoMed Pharmaceuticals Inc (a)	3,794	15
				PolyOne Corp	191,287	7,501
Organovo Holdings Inc (a)	17,640	51		Quaker Chemical Corp	2,377	344
Otonomy Inc (a)	116,870	1,560
				Rayonier Advanced Materials Inc	5,011	66
OvaScience Inc (a)	745	1
				Sensient Technologies Corp	6,322	517
Pacific Biosciences of California Inc (a)	15,074	59		Stepan Co	1,356	115
Pfenex Inc (a)	3,008	14		Univar Inc (a)	10,098	301
PharmAthene Inc	10,318	8		Valhi Inc	1,040	4
Prothena Corp PLC (a)	69,777	3,777
						$15,867
Puma Biotechnology Inc (a)	54,112	2,197
				Commercial Services - 6.48%

Rigel Pharmaceuticals Inc(a)	18,351	55		Advisory Board Co/The (a)	5,878	300

Sage Therapeutics Inc(a)	75,903	5,389		Alarm.com Holdings Inc (a)	97,773	3,189

Sangamo Therapeutics Inc(a)	12,146	58		Albany Molecular Research Inc (a)	106,114	1,699

Second Sight Medical Products Inc(a)	4,063	5		AMN Healthcare Services Inc (a)	10,813	442
Selecta Biosciences Inc (a)	729	9
				Barrett Business Services Inc	1,437	83

Senseonics Holdings Inc(a)	6,241	11		Bright Horizons Family Solutions Inc (a)	296,029	22,534
Seres Therapeutics Inc (a)	3,194	31
				Brink's Co/The	6,444	396
Spark Therapeutics Inc (a)	3,546	206
				Capella Education Co	2,832	270

Spectrum Pharmaceuticals Inc(a)	4,154	32		Cardtronics PLC (a)	11,203	466

Stemline Therapeutics Inc(a)	438	4		Care.com Inc (a)	3,619	43
Syndax Pharmaceuticals Inc (a)	394	4
				Carriage Services Inc	2,685	73

Synthetic Biologics Inc(a)	17,799	10		Cimpress NV (a)	79,698	6,541
Theravance Biopharma Inc (a)	5,559	224
				Collectors Universe Inc	1,743	48

Tobira Therapeutics Inc - Rights(a),(b),(c)	1,559	20		CoreLogic Inc/United States (a)	79,863	3,413

Tokai Pharmaceuticals Inc(a)	1,744	1		CorVel Corp (a)	2,054	91

Trovagene Inc(a)	4,551	4		CoStar Group Inc (a)	30,198	7,275
Ultragenyx Pharmaceutical Inc (a)	115,315	7,424
				CPI Card Group Inc	2,579	9

Veracyte Inc(a)	3,016	26		Cross Country Healthcare Inc (a)	6,402	89
Versartis Inc (a)	509	9
				Deluxe Corp	9,980	718
WaVe Life Sciences Ltd (a)	1,349	28

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Commercial Services (continued)				Computers (continued)
EVERTEC Inc	17,657	$280		Unisys Corp (a)	6,873	$78
Forrester Research Inc	2,080	84		USA Technologies Inc (a)	6,131	30
FTI Consulting Inc (a)	2,041	71		Varonis Systems Inc (a)	112,009	3,517
Gartner Inc (a)	1,037	118		Virtusa Corp (a)	5,355	166
Global Payments Inc	44,816	3,664		Vocera Communications Inc (a)	244,865	6,210
Grand Canyon Education Inc (a)	118,994	8,944				$58,941

Great Lakes Dredge & Dock Corp (a)	2,194	10		Consumer Products - 0.04%
Green Dot Corp (a)	3,252	112		Central Garden & Pet Co (a)	401	15
Hackett Group Inc/The	4,848	96		Central Garden & Pet Co - A Shares (a)	2,394	85
Healthcare Services Group Inc	190,423	8,742		Helen of Troy Ltd (a)	3,959	372
HealthEquity Inc (a)	9,814	447		WD-40 Co	1,996	209

HMS Holdings Corp (a)	19,616	402				$681
Huron Consulting Group Inc (a)	701	31
				Cosmetics & Personal Care - 0.37%
INC Research Holdings Inc (a)	9,665	435		Avon Products Inc (a)	13,046	63
Information Services Group Inc (a)	9,234	29		elf Beauty Inc (a)	203,583	5,548
Insperity Inc	2,246	205		Inter Parfums Inc	1,578	60
Kforce Inc	4,881	111		Revlon Inc (a)	783	20
Korn/Ferry International	4,746	154				$5,691

Landauer Inc	1,922	101		Distribution & Wholesale - 1.88%

LendingTree Inc(a)	43,900	6,186		Beacon Roofing Supply Inc (a)	12,287	609
Liberty Tax Inc	1,438	20		Core-Mark Holding Co Inc	211,447	7,405
Matthews International Corp	52,524	3,601		G-III Apparel Group Ltd (a)	4,762	113
Medifast Inc	2,078	96		H&E Equipment Services Inc	262,803	5,550
Monro Muffler Brake Inc	4,517	234		Pool Corp	48,980	5,859
National Research Corp	1,858	46		SiteOne Landscape Supply Inc (a)	195,385	9,342
Neff Corp (a)	1,286	23
				Triton International Ltd/Bermuda	3,104	95
Nutrisystem Inc	98,501	5,264		Veritiv Corp (a)	194	10
On Assignment Inc (a)	10,805	559
PAREXEL International Corp (a)	11,140	711				$28,983
				Diversified Financial Services - 2.03%
Patriot National Inc	2,051	6
Paylocity Holding Corp (a)	152,824	6,027		BGC Partners Inc	30,815	351
				Blackhawk Network Holdings Inc (a)	7,812	316
Quad/Graphics Inc	3,261	86
Sotheby's (a)	4,038	191		Cohen & Steers Inc	3,852	154
				Cowen Group Inc (a)	340	5
SP Plus Corp (a)	3,309	114
				Diamond Hill Investment Group Inc	579	117
Strayer Education Inc	970	84		Ellie Mae Inc (a)	89,700	9,128
Team Inc (a)	5,057	136
				Evercore Partners Inc - Class A	8,357	616
Travelport Worldwide Ltd	12,075	159
TriNet Group Inc (a)	5,916	174		Financial Engines Inc	7,587	323
TrueBlue Inc (a)	2,870	78		GAIN Capital Holdings Inc	1,285	9
Vectrus Inc (a)	805	20		GAMCO Investors Inc	306	9
				Greenhill & Co Inc	3,949	100
Viad Corp	3,529	160		Hamilton Lane Inc (a)	128,011	2,396
Weight Watchers International Inc (a)	5,115	107
WEX Inc (a)	37,897	3,845		Hennessy Advisors Inc	961	16
				Houlihan Lokey Inc	183,001	6,138
		$99,642		Investment Technology Group Inc	1,045	21
Computers - 3.83%				Ladenburg Thalmann Financial Services Inc(a)	2,374	7

3D Systems Corp(a)	15,434	244

Agilysys Inc(a)	496	5		LendingClub Corp (a)	20,190	118
ALJ Regional Holdings Inc (a)	6,172	21
				Medley Management Inc	1,161	9
Barracuda Networks Inc (a)	4,513	92
				Moelis & Co	76,238	2,798

Carbonite Inc(a)	3,675	79		Nationstar Mortgage Holdings Inc (a)	2,856	46
Convergys Corp	6,238	140		OM Asset Management PLC	5,132	80
Cray Inc (a)	7,387	132
				Pzena Investment Management Inc	2,594	27
Diebold Nixdorf Inc	3,124	88		Regional Management Corp (a)	357	7
Electronics For Imaging Inc (a)	76,231	3,490
				Silvercrest Asset Management Group Inc	1,616	22

EPAM Systems Inc(a)	81,059	6,242		Stifel Financial Corp (a)	102,444	5,006
ExlService Holdings Inc (a)	4,648	222
				Virtu Financial Inc	4,305	66
Genpact Ltd	332,647	8,123		Waddell & Reed Financial Inc	1,067	19

Globant SA(a)	3,609	137		WageWorks Inc (a)	41,518	3,064
Immersion Corp (a)	2,092	18
				Westwood Holdings Group Inc	1,531	85
KeyW Holding Corp/The (a)	216,390	2,054
				WisdomTree Investments Inc	15,929	133
Lumentum Holdings Inc (a)	225,921	9,659
						$31,186
MAXIMUS Inc	132,038	8,053
Mercury Systems Inc (a)	223,299	8,347		Electric - 0.03%
Mitek Systems Inc (a)	6,967	61		MGE Energy Inc	3,360	216
				Ormat Technologies Inc	3,694	218
MTS Systems Corp	2,948	137
NeuStar Inc (a)	7,329	243		Spark Energy Inc	1,359	49
Nutanix Inc (a)	13,372	203				$483
Qualys Inc (a)	3,819	147		Electrical Components & Equipment - 0.72%
				Advanced Energy Industries Inc (a)	103,951	7,672
Radisys Corp (a)	7,329	29
				Belden Inc	9,100	634
Science Applications International Corp	9,336	681
Silver Spring Networks Inc (a)	7,179	82		EnerSys	3,262	271
				Generac Holdings Inc (a)	27,333	961
Stratasys Ltd (a)	3,251	80
Super Micro Computer Inc (a)	1,139	28		General Cable Corp	8,723	157
				Insteel Industries Inc	3,494	122
TeleTech Holdings Inc	3,312	103

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electrical Components & Equipment (continued)				Food (continued)
Littelfuse Inc	4,607	$710		B&G Foods Inc	13,816	$580
Novanta Inc (a)	1,729	48		Calavo Growers Inc	3,447	226
Universal Display Corp	5,860	524		Cal-Maine Foods Inc (a)	3,344	126
		$11,099		Chefs' Warehouse Inc/The (a)	313,662	4,282
Electronics - 2.28%				Darling Ingredients Inc (a)	6,275	95
Allied Motion Technologies Inc	1,338	30		Dean Foods Co	11,739	232
Applied Optoelectronics Inc (a)	38,130	1,883		Fresh Del Monte Produce Inc	1,419	87
Badger Meter Inc	3,940	157		Hostess Brands Inc (a)	136,520	2,340
Brady Corp	8,250	321		Inventure Foods Inc (a)	3,900	14
Coherent Inc (a)	56,841	12,255		J&J Snack Foods Corp	3,059	412
ESCO Technologies Inc	152,410	8,969		John B Sanfilippo & Son Inc	521	38
FARO Technologies Inc (a)	886	33		Lancaster Colony Corp	3,877	488
Fluidigm Corp (a)	6,563	32		Lifeway Foods Inc (a)	1,099	11
II-VI Inc (a)	2,291	76		Performance Food Group Co (a)	7,283	181
Itron Inc (a)	7,474	485		Tootsie Roll Industries Inc	3,461	129
Mesa Laboratories Inc	566	79		TreeHouse Foods Inc (a)	96,422	8,447
Methode Electronics Inc	8,208	366				$17,736
NVE Corp	528	43		Food Service - 0.19%
Rogers Corp (a)	2,099	216		AdvancePierre Foods Holdings Inc	72,206	2,933
Sparton Corp (a)	401	9
Stoneridge Inc (a)	5,351	105		Forest Products & Paper - 0.04%
Watts Water Technologies Inc	3,732	232		Clearwater Paper Corp (a)	2,350	114
Woodward Inc	143,736	9,726		Deltic Timber Corp (b)	1,965	152
ZAGG Inc (a)	1,196	9		Neenah Paper Inc	4,089	320
		$35,026		Orchids Paper Products Co	1,823	45
Energy - Alternate Sources - 0.01%				Schweitzer-Mauduit International Inc	815	35
Pattern Energy Group Inc	7,362	162				$666
Renewable Energy Group Inc (a)	636	7		Gas - 0.02%
TPI Composites Inc (a)	424	8		Chesapeake Utilities Corp	578	42
		$177		New Jersey Resources Corp	942	38
Engineering & Construction - 1.64%				Southwest Gas Holdings Inc	1,180	99
Argan Inc	3,525	236		WGL Holdings Inc	733	61
Comfort Systems USA Inc	8,695	319				$240
Dycom Industries Inc (a)	138,241	14,607		Hand & Machine Tools - 0.83%
EMCOR Group Inc	2,918	192		Franklin Electric Co Inc	9,360	385
Exponent Inc	3,653	223		Kennametal Inc	145,571	6,053
Granite Construction Inc	4,281	226		Lincoln Electric Holdings Inc	70,225	6,252
IES Holdings Inc (a)	1,723	34		Milacron Holdings Corp (a)	2,543	48
MasTec Inc (a)	13,937	615				$12,738
Mistras Group Inc (a)	3,462	78		Healthcare - Products - 4.11%
NV5 Global Inc (a)	25,977	1,005		Abaxis Inc	3,038	137
Orion Group Holdings Inc (a)	980	7		Accelerate Diagnostics Inc (a)	4,166	114
Primoris Services Corp	142,398	3,271		Accuray Inc (a)	16,170	74
TopBuild Corp (a)	2,418	124		Align Technology Inc (a)	51,977	6,997
Tutor Perini Corp (a)	139,238	4,296		Analogic Corp	1,349	97
		$25,233		AtriCure Inc (a)	96,625	1,980
Entertainment - 1.30%				Atrion Corp	265	137
AMC Entertainment Holdings Inc	1,739	53		Avinger Inc (a)	5,231	3
Churchill Downs Inc	10,863	1,812		AxoGen Inc (a)	5,722	70
Eldorado Resorts Inc (a)	5,172	99		BioTelemetry Inc (a)	5,374	177
IMAX Corp (a)	240,120	7,323		Cantel Medical Corp	7,759	577
Isle of Capri Casinos Inc (a)	4,886	113		Cardiovascular Systems Inc (a)	8,788	263
Marriott Vacations Worldwide Corp	916	101		Cerus Corp (a)	17,434	76
National CineMedia Inc	128,089	1,520		ConforMIS Inc (a)	7,815	44
Penn National Gaming Inc (a)	54,950	1,016		CryoLife Inc (a)	4,278	78
Pinnacle Entertainment Inc (a)	625	13		Cutera Inc (a)	2,667	52
Reading International Inc (a)	1,095	17		Endologix Inc (a)	15,530	116
Red Rock Resorts Inc	5,838	136		Entellus Medical Inc (a)	2,086	30
Scientific Games Corp (a)	7,186	171		GenMark Diagnostics Inc (a)	8,497	109
SeaWorld Entertainment Inc	9,299	163		Genomic Health Inc (a)	3,464	114
Vail Resorts Inc	38,060	7,523		Glaukos Corp (a)	136,634	6,495
		$20,060		Globus Medical Inc (a)	15,907	482
Environmental Control - 2.16%				Henry Schein Inc (a)	42,601	7,404
Advanced Disposal Services Inc (a)	109,104	2,595		ICU Medical Inc (a)	2,396	369
Energy Recovery Inc (a)	6,639	56		IDEXX Laboratories Inc (a)	43,238	7,252
Heritage-Crystal Clean Inc (a)	1,740	26		Inogen Inc (a)	4,144	344
MSA Safety Inc	2,987	233		Insulet Corp (a)	8,171	355
Tetra Tech Inc	203,099	8,926		Integer Holdings Corp (a)	51,674	1,899
US Ecology Inc	3,020	142		Integra LifeSciences Holdings Corp (a)	13,210	607
Waste Connections Inc	230,472	21,208		Intersect ENT Inc (a)	5,198	99
		$33,186		InVivo Therapeutics Holdings Corp (a)	6,400	24
				iRadimed Corp (a)	1,506	13
Food - 1.15%
Amplify Snack Brands Inc (a)	5,368	48		iRhythm Technologies Inc (a)	43,946	1,551

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Home Builders (continued)
IRIDEX Corp (a)	2,085	$24		UCP Inc (a)	708	$8
K2M Group Holdings Inc (a)	175,832	3,895		Winnebago Industries Inc	5,157	148
LeMaitre Vascular Inc	2,905	86				$9,647
Luminex Corp	3,423	64		Home Furnishings - 0.10%
Masimo Corp (a)	8,577	881		American Woodmark Corp (a)	3,300	303
Meridian Bioscience Inc	7,113	105		Bassett Furniture Industries Inc	1,288	39
Merit Medical Systems Inc (a)	5,641	190		Ethan Allen Interiors Inc	4,806	143
MiMedx Group Inc (a)	18,637	237		Hooker Furniture Corp	426	18
NanoString Technologies Inc (a)	3,209	56		iRobot Corp (a)	6,106	487
Natus Medical Inc (a)	4,566	160		La-Z-Boy Inc	6,446	180
Nevro Corp (a)	85,298	8,037		Select Comfort Corp (a)	6,070	188
Novadaq Technologies Inc (a)	217,350	1,513		Universal Electronics Inc (a)	1,961	136
Novocure Ltd (a)	9,489	107				$1,494
NuVasive Inc (a)	7,036	510
				Housewares - 0.00%
NxStage Medical Inc (a)	9,080	271		Libbey Inc	770	8
OraSure Technologies Inc (a)	11,104	146
Orthofix International NV (a)	3,438	136
				Insurance - 0.16%
Oxford Immunotec Global PLC (a)	4,524	70		AMERISAFE Inc	3,515	202
Penumbra Inc (a)	92,238	7,881		Atlas Financial Holdings Inc (a)	1,210	16
Quidel Corp (a)	4,935	119
				Crawford & Co	2,536	28
Repligen Corp (a)	6,352	234		Essent Group Ltd (a)	16,493	611
Spectranetics Corp/The (a)	5,921	169
				Kinsale Capital Group Inc	260	9
STAAR Surgical Co (a)	8,088	84
				Maiden Holdings Ltd	7,473	92
Surmodics Inc (a)	2,765	63		National General Holdings Corp	8,930	203
T2 Biosystems Inc (a)	2,570	12
				Primerica Inc	9,714	814
Tactile Systems Technology Inc (a)	1,084	20
				RLI Corp	4,458	255
Tandem Diabetes Care Inc (a)	6,149	6		State National Cos Inc	768	11
Utah Medical Products Inc	785	49		Third Point Reinsurance Ltd (a)	1,201	15
		$63,264		Trupanion Inc (a)	2,675	43
Healthcare - Services - 0.83%				United Insurance Holdings Corp	2,534	39
AAC Holdings Inc (a)	2,696	19		Universal Insurance Holdings Inc	4,545	118
Addus HomeCare Corp (a)	479	16		WMIH Corp (a)	37,601	56
Almost Family Inc (a)	694	34				$2,512
Amedisys Inc (a)	3,947	214
				Internet - 6.85%
American Renal Associates Holdings Inc (a)	1,877	32		1-800-Flowers.com Inc (a)	2,235	24
Capital Senior Living Corp (a)	5,635	79		8x8 Inc (a)	376,673	5,481
Chemed Corp	3,482	701		Autobytel Inc (a)	1,175	15
Civitas Solutions Inc (a)	3,234	58		Blucora Inc (a)	2,080	38
Ensign Group Inc/The	9,330	167		Boingo Wireless Inc (a)	3,889	56
Genesis Healthcare Inc (a)	7,142	17		Carvana Co (a)	92,224	1,024
HealthSouth Corp	18,589	872		ChannelAdvisor Corp (a)	143,130	1,689
ICON PLC (a)	70,074	5,921		Chegg Inc (a)	444,902	4,009
Invitae Corp (a)	5,148	57
				Cogent Communications Holdings Inc	400,927	18,041
LHC Group Inc (a)	369	20		DHI Group Inc (a)	11,167	43
Magellan Health Inc (a)	4,383	302		Endurance International Group Holdings Inc(a)	12,335	94
Medpace Holdings Inc (a)	1,419	45
Molina Healthcare Inc (a)	7,056	351		ePlus Inc (a)	1,792	128
Natera Inc (a)	4,589	41		Etsy Inc (a)	14,769	159
Nobilis Health Corp (a)	5,452	7
				Expedia Inc	36,037	4,819
Providence Service Corp/The (a)	2,581	114		GrubHub Inc (a)	178,228	7,660
Quorum Health Corp (a)	6,567	28		HealthStream Inc (a)	4,975	138
RadNet Inc (a)	7,945	48		Imperva Inc (a)	92,724	4,122
Select Medical Holdings Corp (a)	8,234	113		Liberty Ventures (a)	95,172	5,125
Surgery Partners Inc (a)	2,349	40		MakeMyTrip Ltd (a)	89,550	3,439
Teladoc Inc (a)	128,526	3,188		Meet Group Inc/The (a)	8,551	51
UnitedHealth Group Inc	1,028	180		Mimecast Ltd (a)	216,355	5,229
US Physical Therapy Inc	2,377	156		New Media Investment Group Inc	1,901	25
		$12,820		NIC Inc	17,103	365
Holding Companies - Diversified - 0.03%				Overstock.com Inc (a)	2,801	49
HRG Group Inc (a)	25,469	510		Pandora Media Inc (a)	331,781	3,600
				Perficient Inc (a)	5,276	92
Home Builders - 0.63%				Proofpoint Inc (a)	191,735	14,451
AV Homes Inc (a)	1,223	21		Q2 Holdings Inc (a)	171,964	6,560
Cavco Industries Inc (a)	2,159	256		Quotient Technology Inc (a)	12,385	135
Century Communities Inc (a)	606	17		Rapid7 Inc (a)	4,050	69
Installed Building Products Inc (a)	118,665	6,331		Reis Inc	1,590	30
KB Home	6,905	142		RingCentral Inc (a)	190,495	6,086
LGI Homes Inc (a)	2,837	90		Rubicon Project Inc/The (a)	4,180	24
M/I Homes Inc	1,126	31		Shutterfly Inc (a)	4,931	256
MDC Holdings Inc	5,240	163		Shutterstock Inc (a)	3,751	162
Meritage Homes Corp (a)	57,380	2,235		Stamps.com Inc (a)	3,918	416
PICO Holdings Inc (a)	538	9		TechTarget Inc (a)	1,892	17
Taylor Morrison Home Corp (a)	7,840	181		Trade Desk Inc/The (a)	146,366	5,467
TRI Pointe Group Inc (a)	1,213	15

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Media (continued)
TrueCar Inc (a)	10,338	$181		Value Line Inc	418	$7
VASCO Data Security International Inc (a)	5,519	74		World Wrestling Entertainment Inc	6,847	147
Wayfair Inc (a)	4,369	200				$14,743
Web.com Group Inc (a)	8,263	159		Metal Fabrication & Hardware - 0.64%
WebMD Health Corp (a)	9,391	509		Advanced Drainage Systems Inc	6,676	154
Wix.com Ltd (a)	54,947	4,530		Atkore International Group Inc (a)	1,601	42
XO Group Inc (a)	5,263	92		Global Brass & Copper Holdings Inc	3,833	137
Zendesk Inc (a)	11,605	334		Lawson Products Inc/DE (a)	990	22
Zix Corp (a)	12,085	66		Mueller Industries Inc	9,522	305
		$105,333		Mueller Water Products Inc - Class A	22,195	250
Investment Companies - 0.00%				Omega Flex Inc	692	39
Real Industry Inc (a)	5,430	14		RBC Bearings Inc (a)	63,273	6,346
				Rexnord Corp (a)	9,108	222
Iron & Steel - 0.11%				Sun Hydraulics Corp	3,963	154
Cliffs Natural Resources Inc (a)	249,085	1,674		TimkenSteel Corp (a)	118,155	1,782
				Worthington Industries Inc	9,969	434
Leisure Products & Services - 2.07%						$9,887
Acushnet Holdings Corp	2,582	47		Mining - 0.16%
Black Diamond Inc (a)	260,264	1,366		Century Aluminum Co (a)	725	10
Callaway Golf Co	4,926	58		Coeur Mining Inc (a)	18,634	169
Camping World Holdings Inc	43,554	1,347		Gold Resource Corp	8,201	27
ClubCorp Holdings Inc	8,918	120		Kaiser Aluminum Corp	880	74
Fox Factory Holding Corp (a)	4,414	133		United States Lime & Minerals Inc	58	5
LCI Industries	5,159	522		US Silica Holdings Inc	51,407	2,133
Liberty TripAdvisor Holdings Inc (a)	965,766	14,196				$2,418
Lindblad Expeditions Holdings Inc (a)	253,875	2,412
				Miscellaneous Manufacturers - 2.05%
Malibu Boats Inc (a)	3,773	87
				Actuant Corp	3,961	108
Marine Products Corp	2,627	31		American Outdoor Brands Corp (a)	7,697	171
MCBC Holdings Inc	2,087	35		Axon Enterprise Inc (a)	7,224	178
Nautilus Inc (a)	6,032	110
				AZZ Inc	3,701	219
Planet Fitness Inc	549,719	11,435		Carlisle Cos Inc	59,979	6,081
		$31,899		Chase Corp	1,330	136
Lodging - 0.02%				EnPro Industries Inc	3,047	215
Boyd Gaming Corp	11,773	267		Fabrinet (a)	8,184	284
Century Casinos Inc (a)	2,763	23		GP Strategies Corp (a)	2,639	72
ILG Inc	1,489	36		Hexcel Corp	306,175	15,845
La Quinta Holdings Inc (a)	2,348	33		Hillenbrand Inc	12,683	468
		$359		John Bean Technologies Corp	69,499	6,161
Machinery - Construction & Mining - 0.36%				Lydall Inc (a)	3,207	168
Astec Industries Inc	87,778	5,560		Myers Industries Inc	4,125	67
Hyster-Yale Materials Handling Inc	694	42		Proto Labs Inc (a)	3,468	201
		$5,602		Raven Industries Inc	6,144	190
Machinery - Diversified - 2.00%				Standex International Corp	2,396	225
Alamo Group Inc	496	39		Sturm Ruger & Co Inc	4,815	291
Albany International Corp	598	29		Trinseo SA	6,237	414
Altra Industrial Motion Corp	5,492	242				$31,494
Applied Industrial Technologies Inc	4,054	259		Office & Business Equipment - 0.00%
Gorman-Rupp Co/The	3,114	89		Eastman Kodak Co (a)	3,040	33
IDEX Corp	131,017	13,726
Kadant Inc	485	30		Office Furnishings - 0.25%
Manitowoc Co Inc/The (a)	233,138	1,392		Herman Miller Inc	13,415	444
Middleby Corp/The (a)	39,882	5,429		HNI Corp	9,714	454
Nordson Corp	53,040	6,641		Interface Inc	8,051	160
Power Solutions International Inc (a)	684	6		Kimball International Inc	6,419	114
Tennant Co	38,587	2,827		Knoll Inc	95,319	2,284
		$30,709		Steelcase Inc	20,054	342
Media - 0.96%						$3,798
Central European Media Enterprises Ltd (a)	16,128	66		Oil & Gas - 0.52%
Entravision Communications Corp	12,843	80		Abraxas Petroleum Corp (a)	11,852	22
Global Eagle Entertainment Inc (a)	722,323	2,239		Callon Petroleum Co (a)	253,163	2,997
Gray Television Inc (a)	8,063	118		Carrizo Oil & Gas Inc (a)	8,802	221
Houghton Mifflin Harcourt Co (a)	11,499	132		CVR Energy Inc	234	5
Liberty Media Corp-Liberty Formula One - A	163,458	5,543		Evolution Petroleum Corp	4,606	37
Shares (a)				Isramco Inc (a)	141	16
Liberty Media Corp-Liberty Formula One - C	1,038	36		Matador Resources Co (a)	210,740	4,569
Shares (a)				Panhandle Oil and Gas Inc	1,417	27
MSG Networks Inc (a)	6,762	169		Par Pacific Holdings Inc (a)	2,032	33
Nexstar Media Group Inc	78,425	5,411		Sanchez Energy Corp (a)	4,082	32
Radio One Inc (a)	5,958	18		SRC Energy Inc (a)	3,027	23
Sinclair Broadcast Group Inc	15,657	618		Trecora Resources (a)	3,214	36
TiVo Corp	5,013	99				$8,018
Townsquare Media Inc (a)	904	11		Oil & Gas Services - 0.64%
tronc Inc (a)	3,445	49		Flotek Industries Inc (a)	10,137	122

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas Services (continued)				Pharmaceuticals (continued)
Forum Energy Technologies Inc (a)	235,758	$3,984		Omega Protein Corp	546	$11
Keane Group Inc (a)	99,890	1,380		Ophthotech Corp (a)	5,610	17
Oil States International Inc (a)	144,140	4,288		Owens & Minor Inc	3,745	130
PHI Inc (a)	215	3		Pacira Pharmaceuticals Inc/DE (a)	5,196	252
TETRA Technologies Inc (a)	13,585	45		Phibro Animal Health Corp	3,580	106
		$9,822		Portola Pharmaceuticals Inc (a)	52,651	2,105
Packaging & Containers - 0.03%				PRA Health Sciences Inc (a)	5,931	379
KapStone Paper and Packaging Corp	3,759	79		Prestige Brands Holdings Inc (a)	11,296	648
Multi Packaging Solutions International Ltd (a)	3,999	72		Progenics Pharmaceuticals Inc (a)	12,861	102
Multi-Color Corp	3,175	244		Protagonist Therapeutics Inc (a)	1,084	11
		$395		Proteostasis Therapeutics Inc (a)	1,428	9
				Ra Pharmaceuticals Inc (a)	1,194	28
Pharmaceuticals - 5.31%
AcelRx Pharmaceuticals Inc (a)	7,580	20		Radius Health Inc (a)	66,680	2,605
Adamas Pharmaceuticals Inc (a)	234,131	3,835		Reata Pharmaceuticals Inc (a)	57,652	1,195
Aerie Pharmaceuticals Inc (a)	71,953	3,170		Regulus Therapeutics Inc (a)	6,826	11
Agios Pharmaceuticals Inc (a)	48,745	2,423		Sarepta Therapeutics Inc (a)	138,080	5,007
Aimmune Therapeutics Inc (a)	210,943	4,101		SciClone Pharmaceuticals Inc (a)	9,991	96
Akebia Therapeutics Inc (a)	1,890	25		Sorrento Therapeutics Inc (a)	4,799	9
Akorn Inc (a)	127,480	4,264		Sucampo Pharmaceuticals Inc (a)	4,839	49
Amicus Therapeutics Inc (a)	26,883	206		Supernus Pharmaceuticals Inc (a)	11,505	375
Amphastar Pharmaceuticals Inc (a)	7,057	107		Synergy Pharmaceuticals Inc (a)	37,343	154
Anika Therapeutics Inc (a)	2,305	106		Syros Pharmaceuticals Inc (a)	665	10
Anthera Pharmaceuticals Inc (a)	6,708	2		Teligent Inc (a)	8,617	68
Array BioPharma Inc (a)	2,929	25		TESARO Inc (a)	35,193	5,194
Avexis Inc (a)	17,880	1,439		TG Therapeutics Inc (a)	6,636	73
Axsome Therapeutics Inc (a)	2,691	11		TherapeuticsMD Inc (a)	19,610	100
BeiGene Ltd ADR(a)	88,915	3,635		Titan Pharmaceuticals Inc (a)	5,104	15
Bio-Path Holdings Inc (a)	20,520	13		Trevena Inc (a)	7,873	26
BioScrip Inc (a)	7,981	12		USANA Health Sciences Inc (a)	2,028	115
BioSpecifics Technologies Corp (a)	951	54		Vanda Pharmaceuticals Inc (a)	6,663	102
Cara Therapeutics Inc (a)	506	8		Vital Therapies Inc (a)	4,166	17
Catalent Inc (a)	340,817	9,979		Voyager Therapeutics Inc (a)	887	9
Cempra Inc (a)	8,333	36		vTv Therapeutics Inc (a)	1,344	7
Cidara Therapeutics Inc (a)	120	1		Xencor Inc (a)	6,578	169
Clovis Oncology Inc (a)	97,206	5,628				$81,699
Coherus Biosciences Inc (a)	89,395	1,717		Private Equity - 0.06%
Collegium Pharmaceutical Inc (a)	3,118	31		Fifth Street Asset Management Inc	1,838	9
Concert Pharmaceuticals Inc (a)	1,180	19		GSV Capital Corp	175,979	778
Corcept Therapeutics Inc (a)	14,840	142		Kennedy-Wilson Holdings Inc	5,737	117
DBV Technologies SA ADR(a)	71,934	2,541				$904
Depomed Inc (a)	8,459	101		Real Estate - 0.04%
DexCom Inc (a)	71,648	5,586		Alexander & Baldwin Inc	3,442	158
Diplomat Pharmacy Inc (a)	8,872	138		Consolidated-Tomoka Land Co	891	48
Durect Corp (a)	25,769	23		Forestar Group Inc (a)	1,467	21
Dyax Corp - Rights (a),(c)	211,240	—		HFF Inc	4,992	157
Eagle Pharmaceuticals Inc/DE (a)	1,627	147		Marcus & Millichap Inc (a)	2,942	76
Egalet Corp (a)	1,012	4		RMR Group Inc/The	1,480	78
Flexion Therapeutics Inc (a)	4,869	99				$538
Global Blood Therapeutics Inc (a)	3,058	89		REITS - 1.05%
GW Pharmaceuticals PLC ADR(a)	19,874	2,360		Acadia Realty Trust	2,332	68
Heron Therapeutics Inc (a)	7,624	117		Alexander's Inc	558	243
Heska Corp (a)	1,221	132		American Assets Trust Inc	1,917	82
Horizon Pharma Plc (a)	22,816	351		Armada Hoffler Properties Inc	6,465	92
Ignyta Inc (a)	3,299	29		CareTrust REIT Inc	188,594	3,210
Immune Design Corp (a)	2,334	15		Chesapeake Lodging Trust	2,254	52
Impax Laboratories Inc (a)	14,340	201		CoreSite Realty Corp	4,733	463
Inotek Pharmaceuticals Corp (a)	2,768	6		DuPont Fabros Technology Inc	15,638	806
Insys Therapeutics Inc (a)	4,091	46		EastGroup Properties Inc	6,743	528
Ironwood Pharmaceuticals Inc (a)	24,051	393		Education Realty Trust Inc	1,282	50
Jounce Therapeutics Inc (a)	56,564	1,602		FelCor Lodging Trust Inc	16,811	130
Kadmon Holdings Inc (a)	1,159	3		First Industrial Realty Trust Inc	3,501	98
Keryx Biopharmaceuticals Inc (a)	14,169	84		Four Corners Property Trust Inc	10,610	247
La Jolla Pharmaceutical Co (a)	2,572	75		GEO Group Inc/The	3,393	113
Lifevantage Corp (a)	3,380	17		Gramercy Property Trust	2,947	82
MannKind Corp (a)	11,414	10		Hersha Hospitality Trust	1,031	19
MediciNova Inc (a)	5,225	30		iStar Inc (a)	13,449	164
Minerva Neurosciences Inc (a)	3,396	26		LTC Properties Inc	7,101	340
Mirati Therapeutics Inc (a)	2,817	13		MedEquities Realty Trust Inc	2,781	33
MyoKardia Inc (a)	2,757	36		Medical Properties Trust Inc	25,183	329
Myovant Sciences Ltd (a)	1,548	20		Monmouth Real Estate Investment Corp	8,116	122
Natural Health Trends Corp	1,583	45		National Health Investors Inc	7,792	570
Nektar Therapeutics (a)	20,127	382		National Storage Affiliates Trust	631	15
Neogen Corp (a)	8,120	506		Orchid Island Capital Inc	1,534	16
Neurocrine Biosciences Inc (a)	117,205	6,259

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Retail (continued)
Pennsylvania Real Estate Investment Trust	2,641	$37		Red Robin Gourmet Burgers Inc (a)	10,309	$606
Physicians Realty Trust	9,818	193		Ruth's Hospitality Group Inc	6,026	120
Potlatch Corp	9,448	426		Sonic Corp	6,145	165
PS Business Parks Inc	4,382	533		Sportsman's Warehouse Holdings Inc (a)	4,911	20
QTS Realty Trust Inc	86,452	4,620		Tailored Brands Inc	3,183	39
Retail Opportunity Investments Corp	16,068	331		Texas Roadhouse Inc	9,409	441
Rexford Industrial Realty Inc	3,574	89		Tile Shop Holdings Inc	381,325	8,141
Ryman Hospitality Properties Inc	6,170	393		Tilly's Inc	119,861	1,146
Sabra Health Care REIT Inc	5,076	138		Vera Bradley Inc (a)	3,320	30
Saul Centers Inc	1,731	104		Vitamin Shoppe Inc (a)	709	14
STAG Industrial Inc	18,879	498		Wingstop Inc	3,067	90
Terreno Realty Corp	1,584	49		Winmark Corp	479	62
UMH Properties Inc	2,131	34				$102,929
Universal Health Realty Income Trust	2,363	165		Savings & Loans - 0.96%
Urban Edge Properties	18,274	466		Banc of California Inc	4,900	106
Urstadt Biddle Properties Inc	5,639	111		BofI Holding Inc (a)	213,619	5,103
Washington Prime Group Inc	5,344	47		Greene County Bancorp Inc	273	7
Washington Real Estate Investment Trust	3,568	113		Hingham Institution for Savings	135	24
		$16,219		Home Bancorp Inc	297	11
Retail - 6.69%				Meridian Bancorp Inc	6,329	111
American Eagle Outfitters Inc	130,894	1,845		Northfield Bancorp Inc	1,020	19
Asbury Automotive Group Inc (a)	4,902	300		Pacific Premier Bancorp Inc (a)	112,529	4,113
Ascena Retail Group Inc (a)	11,447	45		Sterling Bancorp/DE	229,158	5,328
At Home Group Inc (a)	1,139	20				$14,822
Big Lots Inc	9,859	498		Semiconductors - 4.53%
Biglari Holdings Inc (a)	35	15		Advanced Micro Devices Inc (a)	51,048	679
BJ's Restaurants Inc (a)	3,278	148		Ambarella Inc (a)	2,952	166
Bloomin' Brands Inc	14,842	322		Amkor Technology Inc (a)	8,670	102
BMC Stock Holdings Inc (a)	11,286	263		Cabot Microelectronics Corp	1,765	138
Bob Evans Farms Inc/DE	2,795	186		Cavium Inc (a)	239,114	16,463
Bojangles' Inc (a)	2,167	48		CEVA Inc (a)	3,751	135
Buckle Inc/The	2,114	39		Cirrus Logic Inc (a)	41,561	2,675
Buffalo Wild Wings Inc (a)	44,103	6,948		Entegris Inc (a)	20,107	499
Build-A-Bear Workshop Inc (a)	634	7		Exar Corp (a)	1,726	23
Burlington Stores Inc (a)	35,250	3,487		FormFactor Inc (a)	7,786	86
Carrols Restaurant Group Inc (a)	310,042	4,341		Inphi Corp (a)	37,563	1,556
Cato Corp/The	1,158	26		Integrated Device Technology Inc (a)	27,799	667
Cheesecake Factory Inc/The	9,614	617		IPG Photonics Corp (a)	20,766	2,623
Chico's FAS Inc	27,085	374		Lattice Semiconductor Corp (a)	22,916	157
Children's Place Inc/The	4,144	476		MACOM Technology Solutions Holdings Inc	262,581	12,834
Chuy's Holdings Inc (a)	70,248	2,094		(a)
Cracker Barrel Old Country Store Inc	2,578	413		MaxLinear Inc (a)	78,306	2,179
Dave & Buster's Entertainment Inc (a)	147,769	9,459		Microsemi Corp (a)	269,470	12,649
Del Frisco's Restaurant Group Inc (a)	805	14		MKS Instruments Inc	1,715	134
Denny's Corp (a)	14,402	183		Monolithic Power Systems Inc	64,033	5,859
DineEquity Inc	1,420	80		Nanometrics Inc (a)	3,780	119
Duluth Holdings Inc (a)	1,828	40		Power Integrations Inc	3,936	260
Finish Line Inc/The	2,748	43		Rambus Inc (a)	3,827	48
FirstCash Inc	3,862	201		Semtech Corp (a)	14,575	498
Five Below Inc (a)	263,517	12,943		Silicon Laboratories Inc (a)	119,106	8,475
Francesca's Holdings Corp (a)	7,573	119		Synaptics Inc (a)	8,051	441
Fred's Inc	482	7		Ultratech Inc (a)	499	15
Freshpet Inc (a)	554,482	6,515		Xperi Corp	4,531	152
Genesco Inc (a)	1,655	88				$69,632
GMS Inc (a)	127,045	4,594
				Software - 11.14%
GNC Holdings Inc	13,196	103		2U Inc (a)	291,485	13,233
Group 1 Automotive Inc	1,835	126		ACI Worldwide Inc (a)	16,476	354
Habit Restaurants Inc/The (a)	2,702	51		Acxiom Corp (a)	130,534	3,772
Hibbett Sports Inc (a)	3,574	93		Amber Road Inc (a)	3,717	30
HSN Inc	4,328	160		American Software Inc/GA	5,719	63
Jack in the Box Inc	35,507	3,620		Appfolio Inc (a)	1,647	44
Kate Spade & Co (a)	56,742	987		Aspen Technology Inc (a)	261,877	16,103
Kirkland's Inc (a)	1,584	19		Avid Technology Inc (a)	4,576	26
Lithia Motors Inc	87,984	8,407		Benefitfocus Inc (a)	2,438	77
MarineMax Inc (a)	2,803	57
				Blackbaud Inc	189,788	15,261
Nathan's Famous Inc (a)	664	45		Blackline Inc (a)	1,525	50
Noodles & Co (a)	1,553	9		Bottomline Technologies de Inc (a)	4,882	114
Ollie's Bargain Outlet Holdings Inc (a)	293,062	11,225		Box Inc (a)	9,310	160
Papa John's International Inc	85,180	6,734		Brightcove Inc (a)	6,335	55
Party City Holdco Inc (a)	2,675	43
				Broadridge Financial Solutions Inc	142,306	9,953
PetMed Express Inc	3,971	92		BroadSoft Inc (a)	295,532	11,349
Pier 1 Imports Inc	3,679	25		Callidus Software Inc (a)	8,447	178
Potbelly Corp (a)	4,779	67		Castlight Health Inc (a)	9,845	38
PriceSmart Inc	39,034	3,394

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Software (continued)				Telecommunications (continued)
Cloudera Inc (a)	22,550	$408		LogMeIn Inc	106,913	$12,081
CommVault Systems Inc (a)	5,511	278		Loral Space & Communications Inc (a),(b)	2,546	98
Computer Programs & Systems Inc	2,316	64		Lumos Networks Corp (a)	311	6
Cornerstone OnDemand Inc (a)	7,211	283		NeoPhotonics Corp (a)	1,121	9
Cotiviti Holdings Inc (a)	107,774	4,504		NETGEAR Inc (a)	5,598	264
Coupa Software Inc (a)	1,226	34		Oclaro Inc (a)	282,724	2,265
CSG Systems International Inc	4,503	169		ORBCOMM Inc (a)	10,825	104
Ebix Inc	6,578	406		Plantronics Inc	7,701	420
Envestnet Inc (a)	157,246	5,472		Quantenna Communications Inc (a)	565	10
Exa Corp (a)	3,064	42		RigNet Inc (a)	207	4
Fair Isaac Corp	58,366	7,908		Shenandoah Telecommunications Co	6,400	205
Five9 Inc (a)	6,415	117		ShoreTel Inc (a)	3,527	23
Guidance Software Inc (a)	5,440	33		Silicom Ltd	480	26
Guidewire Software Inc (a)	188,545	11,594		Sonus Networks Inc (a)	2,114	16
HubSpot Inc (a)	97,887	6,564		Straight Path Communications Inc (a)	1,768	228
InnerWorkings Inc (a)	7,324	78		Ubiquiti Networks Inc (a)	6,069	313
Instructure Inc (a)	2,067	49		ViaSat Inc (a)	6,384	409
j2 Global Inc	10,304	930		Vonage Holdings Corp (a)	1,479,725	9,929
Jive Software Inc (a)	12,858	65		West Corp	3,580	96
LivePerson Inc (a)	10,440	74		Windstream Holdings Inc	13,671	75
Majesco (a)	3,172	17				$46,140
Medidata Solutions Inc (a)	112,039	7,331		Textiles - 0.01%
MicroStrategy Inc (a)	26,992	5,133		Culp Inc	2,278	73
MINDBODY Inc (a)	2,799	79		UniFirst Corp/MA	201	28
MobileIron Inc (a)	9,667	44				$101
Model N Inc (a)	156,110	1,670
				Transportation - 0.93%
Monotype Imaging Holdings Inc	114,196	2,324		Air Transport Services Group Inc (a)	1,549	28
NantHealth Inc (a)	100,922	314		Echo Global Logistics Inc (a)	4,847	91
New Relic Inc (a)	4,183	167
				Forward Air Corp	4,201	223
Omnicell Inc (a)	5,020	208		Genesee & Wyoming Inc (a)	81,936	5,552
Park City Group Inc (a)	2,617	33
				Heartland Express Inc	6,437	130
Paycom Software Inc (a)	9,935	599		Hub Group Inc (a)	7,114	279
PDF Solutions Inc (a)	4,747	90		Knight Transportation Inc	214,532	7,358
Pegasystems Inc	8,810	401		Matson Inc	2,636	84
Planet Payment Inc (a)	10,370	43		Radiant Logistics Inc (a)	6,198	37
Progress Software Corp	5,294	157		Swift Transportation Co (a)	16,484	405
PROS Holdings Inc (a)	4,682	115
				Universal Logistics Holdings Inc	1,481	21
Quality Systems Inc (a)	9,911	141		YRC Worldwide Inc (a)	1,627	17
RealPage Inc (a)	13,413	497
						$14,225
Rosetta Stone Inc (a)	3,525	40
				Water - 0.04%
Sapiens International Corp NV	5,264	62		American States Water Co	3,346	149
SPS Commerce Inc (a)	82,609	4,565
				California Water Service Group	5,769	206
Synchronoss Technologies Inc (a)	5,722	92
				Connecticut Water Service Inc	501	27
Tabula Rasa HealthCare Inc (a)	61,462	828
				Middlesex Water Co	2,624	100
Take-Two Interactive Software Inc (a)	251,683	15,818
				York Water Co/The	2,137	80
Ultimate Software Group Inc/The (a)	48,372	9,803
Veeva Systems Inc (a)	173,770	9,318				$562
Xactly Corp (a)	138,408	1,605		TOTAL COMMON STOCKS		$1,447,818
				INVESTMENT COMPANIES - 5.05%	Shares Held	Value (000's)
		$171,426
				Money Market Funds - 5.05%
Storage & Warehousing - 0.01%				Cash Account Trust - Government & Agency	1,665,275	1,665
Mobile Mini Inc	4,571	131
Wesco Aircraft Holdings Inc (a)	2,595	32		Portfolio - Government Cash Managed
				First American Government Obligations Fund	76,051,011	76,051
		$163				$77,716
Telecommunications - 3.00%				TOTAL INVESTMENT COMPANIES		$77,716
A10 Networks Inc (a)	9,315	75
Acacia Communications Inc (a)	967	44		Total Investments		$1,525,534
				Other Assets and Liabilities - 0.84%		$12,889
ADTRAN Inc	9,698	194
Aerohive Networks Inc (a)	4,458	17		TOTAL NET ASSETS - 100.00%		$1,538,423
Arista Networks Inc (a)	30,100	4,203
CalAmp Corp (a)	6,721	121
Ciena Corp (a)	186,348	4,269		(a) Non-Income Producing Security
Clearfield Inc (a)	2,369	34		(b)		Security is Illiquid. At the end of the period, the value of these securities
				totaled $270 or 0.02% of net assets.
Consolidated Communications Holdings Inc	8,580	203
DigitalGlobe Inc (a)	119,896	3,861		(c)		Fair value of these investments is determined in good faith by the Manager
Extreme Networks Inc (a)	20,130	157		under procedures established and periodically reviewed by the Board of
FairPoint Communications Inc (a)	3,094	53		Directors. Certain inputs used in the valuation may be unobservable;
General Communication Inc (a)	4,974	186		however, each security is evaluated individually for purposes of ASC 820
Gigamon Inc (a)	4,495	143		which results in not all securities being identified as Level 3 of the fair
Globalstar Inc (a)	46,422	89		value hierarchy. At the end of the period, the fair value of these securities
Gogo Inc (a)	10,405	131		totaled $20 or 0.00% of net assets.
GTT Communications Inc (a)	179,847	4,946
IDT Corp - Class B	1,931	29
Infinera Corp (a)	13,788	137
InterDigital Inc/PA	7,424	667

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.02%
Technology		19.50%
Industrial		16.90%
Consumer, Cyclical		13.97%
Communications		10.81%
Financial		7.28%
Investment Companies		5.05%
Basic Materials		1.34%
Energy		1.17%
Utilities		0.09%
Diversified		0.03%
Other Assets and Liabilities		0.84%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2017	Long	1,284	$87,950	$89,777	$1,827
Total					$1,827

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2017 (unaudited)

COMMON STOCKS - 96.69%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.36%				Banks (continued)
AAR Corp	56,711	$2,041		Simmons First National Corp	52,902	$2,891
Aerojet Rocketdyne Holdings Inc (a)	132,870	2,978		Southside Bancshares Inc	47,118	1,636
Aerovironment Inc (a)	36,559	1,044		Tompkins Financial Corp	21,799	1,802
Cubic Corp	44,292	2,299		TrustCo Bank Corp NY	170,285	1,354
Kaman Corp	48,121	2,310		United Community Banks Inc/GA	126,049	3,447
Moog Inc (a)	57,263	3,931		Walker & Dunlop Inc (a)	49,267	2,210
National Presto Industries Inc	8,764	915		Westamerica Bancorporation	46,657	2,567
Triumph Group Inc	88,058	2,307				$103,952
		$17,825		Beverages - 0.13%
Agriculture - 0.38%				Coca-Cola Bottling Co Consolidated	8,245	1,747
Andersons Inc/The	46,586	1,740
Universal Corp/VA	44,893	3,297		Biotechnology - 2.01%
		$5,037		Acorda Therapeutics Inc (a)	82,436	1,331
				AMAG Pharmaceuticals Inc (a)	60,997	1,488
Airlines - 0.91%
				ANI Pharmaceuticals Inc (a)	14,112	764
Allegiant Travel Co	23,344	3,394
Hawaiian Holdings Inc (a)	94,938	5,155		Cambrex Corp (a)	57,459	3,410
				Cytokinetics Inc (a)	72,834	1,195
SkyWest Inc	92,096	3,426
				Emergent BioSolutions Inc (a)	61,434	1,838
		$11,975
Apparel- 0.92%				Innoviva Inc (a)	137,724	1,623
Crocs Inc (a)	130,900	815		Ligand Pharmaceuticals Inc (a)	33,709	3,748
Iconix Brand Group Inc (a)	99,704	698		Medicines Co/The (a)	126,795	6,254
Oxford Industries Inc	26,512	1,537		Momenta Pharmaceuticals Inc (a)	114,871	1,648
Perry Ellis International Inc (a)	21,473	441		Myriad Genetics Inc (a)	120,954	2,224
Steven Madden Ltd (a)	95,735	3,643		Spectrum Pharmaceuticals Inc (a)	125,926	958
Unifi Inc (a)	27,156	762				$26,481
Wolverine World Wide Inc	171,820	4,143		Building Materials - 2.30%
		$12,039		AAON Inc	70,131	2,570
Automobile Manufacturers - 0.18%				Apogee Enterprises Inc	50,885	2,773
				Boise Cascade Co (a)	68,124	2,078
Wabash National Corp	106,509	2,426		Gibraltar Industries Inc (a)	56,098	2,202
Automobile Parts & Equipment - 1.34%				Griffon Corp	55,413	1,330
				Headwaters Inc (a)	133,024	3,161
American Axle & Manufacturing Holdings Inc(a)	146,281	2,573		Patrick Industries Inc (a)	28,252	2,007
Cooper-Standard Holdings Inc (a)	31,443	3,555		PGT Innovations Inc (a)	87,035	949
Dorman Products Inc (a)	54,003	4,490		Quanex Building Products Corp	61,116	1,247
Gentherm Inc (a)	64,983	2,414		Simpson Manufacturing Co Inc	71,949	3,001
Motorcar Parts of America Inc (a)	33,206	1,007		Trex Co Inc (a)	52,196	3,820
Standard Motor Products Inc	35,696	1,815		Universal Forest Products Inc	36,152	3,445
				US Concrete Inc (a)	25,985	1,611
Superior Industries International Inc	39,868	867
Titan International Inc	86,172	923				$30,194
		$17,644		Chemicals - 2.75%
Banks - 7.91%				A Schulman Inc	52,275	1,654
Ameris Bancorp	65,138	3,068		Aceto Corp	53,501	848
				AdvanSix Inc (a)	54,062	1,474
Banner Corp	46,580	2,571
Boston Private Financial Holdings Inc	148,974	2,324		American Vanguard Corp	45,894	769
Central Pacific Financial Corp	54,663	1,710		Balchem Corp	56,436	4,580
City Holding Co	27,666	1,967		Calgon Carbon Corp	89,962	1,309
Columbia Banking System Inc	103,328	4,082		Hawkins Inc	16,999	869
Community Bank System Inc	79,121	4,427		HB Fuller Co	89,229	4,714
Customers Bancorp Inc (a)	50,577	1,564		Ingevity Corp (a)	74,785	4,729
CVB Financial Corp	179,101	3,858		Innophos Holdings Inc	34,564	1,657
Fidelity Southern Corp	37,609	847		Innospec Inc	42,758	2,822
First BanCorp/Puerto Rico (a)	278,031	1,635		Koppers Holdings Inc (a)	36,708	1,558
				Kraton Corp (a)	54,917	1,796
First Commonwealth Financial Corp	158,106	2,041
First Financial Bancorp	110,129	3,045		Quaker Chemical Corp	23,589	3,411
First Financial Bankshares Inc	117,462	4,693		Rayonier Advanced Materials Inc	76,858	1,018
First Midwest Bancorp Inc/IL	143,995	3,270		Stepan Co	34,561	2,931
First NBC Bank Holding Co (a)	28,353	75				$36,139
Glacier Bancorp Inc	135,934	4,592		Coal - 0.11%
				Cloud Peak Energy Inc (a)	133,163	449
Great Western Bancorp Inc	104,258	4,295
				SunCoke Energy Inc (a)	114,005	1,045
Hanmi Financial Corp	57,423	1,668
Home BancShares Inc/AR	224,210	5,706				$1,494
Hope Bancorp Inc	225,823	4,135		Commercial Services - 5.91%
Independent Bank Corp/Rockland MA	48,035	3,041		ABM Industries Inc	98,659	4,261
LegacyTexas Financial Group Inc	74,003	2,798		Albany Molecular Research Inc (a)	39,618	634
National Bank Holdings Corp	47,268	1,492		American Public Education Inc (a)	28,787	636
NBT Bancorp Inc	77,082	2,943		AMN Healthcare Services Inc (a)	84,774	3,463
OFG Bancorp	78,008	913		Brink's Co/The	79,999	4,912
Old National Bancorp/IN	240,088	4,033		Capella Education Co	20,507	1,954
Opus Bank	32,269	728		Cardtronics PLC (a)	80,944	3,366
Pinnacle Financial Partners Inc	83,088	5,318		Career Education Corp (a)	114,437	1,162
S&T Bancorp Inc	62,017	2,230		CDI Corp (a)	24,523	200
ServisFirst Bancshares Inc	78,724	2,976		CorVel Corp (a)	17,328	771

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Diversified Financial Services (continued)
Cross Country Healthcare Inc (a)	58,590	$819		Waddell & Reed Financial Inc	149,929	$2,697
Forrester Research Inc	17,798	722		WageWorks Inc (a)	65,667	4,846
Green Dot Corp (a)	79,175	2,715		WisdomTree Investments Inc	203,855	1,702
Healthcare Services Group Inc	129,339	5,938		World Acceptance Corp (a)	10,617	562
HealthEquity Inc (a)	78,038	3,552				$34,265
Heidrick & Struggles International Inc	33,009	710		Electric - 1.11%
HMS Holdings Corp (a)	148,418	3,038		ALLETE Inc	88,904	6,215
Insperity Inc	33,201	3,033		Avista Corp	114,240	4,608
Kelly Services Inc	51,934	1,159		El Paso Electric Co	72,044	3,718
Korn/Ferry International	102,001	3,305				$14,541
Landauer Inc	17,091	899		Electrical Components & Equipment - 0.94%
LendingTree Inc (a)	12,829	1,808		Advanced Energy Industries Inc (a)	70,577	5,209
LSC Communications Inc	57,619	1,491		Encore Wire Corp	36,834	1,628
Matthews International Corp	57,290	3,927		General Cable Corp	88,055	1,585
Medifast Inc	19,783	916		Insteel Industries Inc	31,025	1,080
Monro Muffler Brake Inc	57,848	2,999		Powell Industries Inc	15,203	524
Navigant Consulting Inc (a)	83,319	1,997		SPX Corp (a)	75,006	1,805
Nutrisystem Inc	53,075	2,837		Vicor Corp (a)	28,399	511
On Assignment Inc (a)	86,048	4,455
						$12,342
Rent-A-Center Inc/TX	94,496	1,010		Electronics - 3.46%
Resources Connection Inc	52,799	734		Applied Optoelectronics Inc (a)	30,882	1,525
RR Donnelley & Sons Co	124,047	1,559		Badger Meter Inc	51,712	2,056
Strayer Education Inc(a)	18,522	1,606		Bel Fuse Inc	15,428	373

Team Inc	52,394	1,409		Benchmark Electronics Inc (a)	88,158	2,795
TrueBlue Inc (a)	74,931	2,049
				Brady Corp	84,582	3,295
Viad Corp	36,073	1,631		CTS Corp	58,196	1,286
		$77,677		Electro Scientific Industries Inc (a)	58,033	405
Computers - 2.57%				ESCO Technologies Inc	45,692	2,689
Agilysys Inc (a)	26,820	265		FARO Technologies Inc (a)	29,631	1,086
CACI International Inc (a)	43,332	5,113		II-VI Inc (a)	96,682	3,205
Cray Inc (a)	72,361	1,295		Itron Inc (a)	59,232	3,841
Electronics For Imaging Inc (a)	82,479	3,776
				Methode Electronics Inc	65,346	2,911
Engility Holdings Inc (a)	31,356	889		OSI Systems Inc (a)	32,305	2,500
ExlService Holdings Inc (a)	59,507	2,839
				Park Electrochemical Corp	33,787	585
Insight Enterprises Inc (a)	63,033	2,654		Plexus Corp (a)	59,846	3,111
Lumentum Holdings Inc (a)	98,533	4,212		Rogers Corp (a)	32,038	3,298
Mercury Systems Inc (a)	85,164	3,183		Sanmina Corp (a)	131,969	4,916
MTS Systems Corp	29,620	1,376		TTM Technologies Inc (a)	149,818	2,507
Qualys Inc (a)	52,314	2,009		Watts Water Technologies Inc	49,401	3,073
Super Micro Computer Inc (a)	66,916	1,633
						$45,457
Sykes Enterprises Inc (a)	70,100	2,090
				Energy - Alternate Sources - 0.23%
TeleTech Holdings Inc	28,071	877		FutureFuel Corp	40,384	624
Virtusa Corp (a)	48,958	1,517
				Green Plains Inc	63,076	1,451
		$33,728		REX American Resources Corp (a)	10,055	952
Consumer Products - 0.41%						$3,027
Central Garden & Pet Co (a)	18,032	682
				Engineering & Construction - 0.88%
Central Garden & Pet Co - A Shares(a)	60,098	2,117		Aegion Corp (a)	60,024	1,370
WD-40 Co	25,073	2,629		Comfort Systems USA Inc	66,095	2,426
		$5,428		Exponent Inc	45,469	2,780
Cosmetics & Personal Care - 0.09%				MYR Group Inc (a)	28,536	1,206
Inter Parfums Inc	30,390	1,153		Orion Group Holdings Inc (a)	49,170	371
				TopBuild Corp (a)	67,001	3,430
Distribution & Wholesale - 1.07%						$11,583
Anixter International Inc (a)	50,589	4,125
				Entertainment - 0.73%
Core-Mark Holding Co Inc	82,271	2,881		Marriott Vacations Worldwide Corp	43,320	4,773
Essendant Inc	66,564	1,112		Penn National Gaming Inc (a)	146,579	2,709

Fossil Group Inc(a)	74,597	1,287		Scientific Games Corp (a)	90,799	2,156
G-III Apparel Group Ltd (a)	77,761	1,843
ScanSource Inc (a)	44,857	1,772				$9,638
Veritiv Corp (a)	20,418	1,054		Environmental Control - 0.48%
				Tetra Tech Inc	101,814	4,474
		$14,074		US Ecology Inc	38,722	1,826
Diversified Financial Services - 2.61%						$6,300
Encore Capital Group Inc (a)	41,833	1,395
Enova International Inc (a)	41,300	587		Food - 2.04%
				B&G Foods Inc	118,080	4,959
Evercore Partners Inc - Class A	69,616	5,134		Calavo Growers Inc	27,261	1,788
Financial Engines Inc	101,686	4,322		Cal-Maine Foods Inc (a)	52,822	1,994
Greenhill & Co Inc	48,857	1,236		Darling Ingredients Inc (a)	292,590	4,427
Interactive Brokers Group Inc - A Shares	120,764	4,206
INTL. FCStone Inc (a)	26,788	1,001		J&J Snack Foods Corp	26,586	3,578
				John B Sanfilippo & Son Inc	15,362	1,129
Investment Technology Group Inc	56,091	1,117		Sanderson Farms Inc	35,546	4,116
Piper Jaffray Cos	25,321	1,585		Seneca Foods Corp - Class A (a)	11,037	411
PRA Group Inc (a)	82,322	2,651
				SpartanNash Co	66,646	2,453
Virtus Investment Partners Inc	11,507	1,224

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Food (continued)				Home Furnishings (continued)
SUPERVALU Inc (a)	475,453	$1,949		Select Comfort Corp (a)	76,293	$2,357
		$26,804		Universal Electronics Inc (a)	25,708	1,782
Forest Products & Paper - 0.70%						$14,719
Clearwater Paper Corp (a)	29,245	1,421		Insurance - 3.06%
Deltic Timber Corp (b)	18,787	1,454		American Equity Investment Life Holding Co	156,815	3,720
Neenah Paper Inc	29,851	2,339		AMERISAFE Inc	34,159	1,966
PH Glatfelter Co	77,373	1,664		eHealth Inc (a)	29,649	420
Schweitzer-Mauduit International Inc	54,555	2,349		Employers Holdings Inc	57,102	2,284
		$9,227		HCI Group Inc	15,159	723
Gas - 1.06%				Horace Mann Educators Corp	71,655	2,770
Northwest Natural Gas Co	50,856	3,031		Infinity Property & Casualty Corp	19,609	1,946
South Jersey Industries Inc	141,176	5,297		Maiden Holdings Ltd	130,261	1,609
Spire Inc	81,248	5,569		Navigators Group Inc/The	39,361	2,127
		$13,897		ProAssurance Corp	94,508	5,850
Hand & Machine Tools - 0.21%				RLI Corp	67,944	3,888
Franklin Electric Co Inc	68,385	2,811		Safety Insurance Group Inc	25,298	1,832
				Selective Insurance Group Inc	103,390	5,459
Healthcare - Products - 3.71%				Stewart Information Services Corp	41,514	1,969
Abaxis Inc	40,038	1,803		United Fire Group Inc	38,440	1,691
Analogic Corp	22,126	1,590		United Insurance Holdings Corp	31,531	481
AngioDynamics Inc (a)	61,380	953		Universal Insurance Holdings Inc	58,105	1,514
BioTelemetry Inc (a)	50,396	1,658				$40,249
Cantel Medical Corp	64,470	4,797		Internet - 1.91%
CONMED Corp	44,008	2,163		8x8 Inc (a)	161,528	2,350
CryoLife Inc (a)	48,040	872		Blucora Inc (a)	68,778	1,269
Haemonetics Corp (a)	92,376	3,869		Cogent Communications Holdings Inc	72,730	3,273
ICU Medical Inc (a)	26,365	4,055		DHI Group Inc (a)	88,147	339
Inogen Inc (a)	28,732	2,382		ePlus Inc (a)	23,392	1,667
Integer Holdings Corp (a)	49,007	1,801		FTD Cos Inc (a)	30,464	609
Integra LifeSciences Holdings Corp (a)	106,185	4,881		HealthStream Inc (a)	45,157	1,255
Invacare Corp	56,313	828		Liquidity Services Inc (a)	43,493	339
Luminex Corp	66,189	1,246		New Media Investment Group Inc	94,984	1,250
Meridian Bioscience Inc	74,965	1,109		NIC Inc	110,200	2,353
Merit Medical Systems Inc (a)	87,274	2,941		Perficient Inc (a)	62,918	1,096
MiMedx Group Inc (a)	177,871	2,257		QuinStreet Inc (a)	63,736	286
Natus Medical Inc (a)	58,383	2,043		Shutterfly Inc (a)	59,775	3,102
OraSure Technologies Inc (a)	99,176	1,300		Shutterstock Inc (a)	33,716	1,458
Orthofix International NV (a)	31,665	1,252		Stamps.com Inc (a)	27,832	2,954
Repligen Corp (a)	60,120	2,212		VASCO Data Security International Inc (a)	53,552	723
Surmodics Inc (a)	23,566	539		XO Group Inc (a)	43,923	771
Varex Imaging Corp (a)	66,412	2,229				$25,094
		$48,780		Iron & Steel - 0.27%
Healthcare - Services - 1.97%				AK Steel Holding Corp (a)	559,172	3,545
Almost Family Inc (a)	21,176	1,051
Amedisys Inc (a)	49,548	2,686		Leisure Products & Services - 0.86%
Chemed Corp	28,977	5,835		Callaway Golf Co	168,013	1,991
Community Health Systems Inc (a)	202,234	1,741		Fox Factory Holding Corp (a)	61,332	1,843
Ensign Group Inc/The	84,987	1,526		LCI Industries	43,975	4,448
Kindred Healthcare Inc	151,216	1,452		Nautilus Inc (a)	54,535	993
LHC Group Inc (a)	26,476	1,432		Vista Outdoor Inc (a)	101,347	1,982
Magellan Health Inc (a)	41,919	2,884				$11,257
Providence Service Corp/The (a)	21,639	952		Lodging - 0.87%
Quorum Health Corp (a)	52,375	224		Belmond Ltd (a)	150,097	1,861
Select Medical Holdings Corp (a)	190,910	2,625		Boyd Gaming Corp	146,597	3,325
Tivity Health Inc (a)	59,477	1,998		ILG Inc	187,996	4,532
US Physical Therapy Inc	22,243	1,459		Marcus Corp/The	33,629	1,137
		$25,865		Monarch Casino & Resort Inc (a)	19,548	576
Home Builders - 0.99%						$11,431
Cavco Industries Inc (a)	15,016	1,783		Machinery - Construction & Mining - 0.16%
Installed Building Products Inc (a)	35,550	1,897		Astec Industries Inc	33,978	2,153
LGI Homes Inc (a)	30,244	963
M/I Homes Inc	43,985	1,195		Machinery - Diversified - 1.51%
MDC Holdings Inc	73,347	2,274		Alamo Group Inc	16,766	1,326
Meritage Homes Corp (a)	66,989	2,609		Albany International Corp	51,336	2,503
William Lyon Homes (a)	41,642	916		Applied Industrial Technologies Inc	69,256	4,432
Winnebago Industries Inc	47,128	1,352		Briggs & Stratton Corp	76,039	1,900
		$12,989		Chart Industries Inc (a)	54,512	1,990
Home Furnishings - 1.12%				DXP Enterprises Inc/TX (a)	27,407	1,000
American Woodmark Corp (a)	24,798	2,279		Lindsay Corp	18,882	1,640
Daktronics Inc	71,234	674		SPX FLOW Inc (a)	75,133	2,715
Ethan Allen Interiors Inc	45,251	1,349		Tennant Co	31,432	2,303
iRobot Corp (a)	48,398	3,859				$19,809
La-Z-Boy Inc	86,715	2,419

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Media - 0.89%				Packaging & Containers (continued)
EW Scripps Co/The (a)	99,504	$2,217		Multi-Color Corp	23,479	$1,803
Gannett Co Inc	201,764	1,687				$5,099
Scholastic Corp	47,823	2,067		Pharmaceuticals - 2.13%
TiVo Corp	214,759	4,241		Amphastar Pharmaceuticals Inc (a)	63,768	963
World Wrestling Entertainment Inc	68,389	1,466		Anika Therapeutics Inc (a)	26,003	1,199
		$11,678		Depomed Inc (a)	110,310	1,323
Metal Fabrication & Hardware - 0.58%				Diplomat Pharmacy Inc (a)	77,088	1,203
CIRCOR International Inc	29,082	1,940		Eagle Pharmaceuticals Inc/DE (a)	14,396	1,304
Haynes International Inc	22,222	940		Enanta Pharmaceuticals Inc (a)	24,684	784
Mueller Industries Inc	102,322	3,278		Heska Corp (a)	11,073	1,199
Olympic Steel Inc	16,164	365		Impax Laboratories Inc (a)	131,001	1,841
TimkenSteel Corp (a)	69,126	1,042		Lannett Co Inc (a)	52,187	1,357
		$7,565		Nektar Therapeutics (a)	273,256	5,184
Mining - 0.80%				Neogen Corp (a)	67,449	4,204
Century Aluminum Co (a)	88,342	1,205		PharMerica Corp (a)	54,693	1,291
Kaiser Aluminum Corp	31,055	2,621		Phibro Animal Health Corp	32,913	979
Materion Corp	35,438	1,349		Progenics Pharmaceuticals Inc (a)	124,434	985
US Silica Holdings Inc	129,594	5,378		SciClone Pharmaceuticals Inc (a)	91,437	882
		$10,553		Sucampo Pharmaceuticals Inc (a)	43,967	446
				Supernus Pharmaceuticals Inc (a)	89,032	2,902
Miscellaneous Manufacturers - 3.22%
Actuant Corp	105,132	2,870				$28,046
Axon Enterprise Inc (a)	92,870	2,283		Real Estate - 0.35%
AZZ Inc	46,103	2,722		Forestar Group Inc (a)	58,509	828
Barnes Group Inc	88,915	4,888		HFF Inc	62,473	1,961
EnPro Industries Inc	38,038	2,687		RE/MAX Holdings Inc	31,357	1,855
Fabrinet (a)	65,644	2,276				$4,644
Federal Signal Corp	106,084	1,656		REITS - 5.96%
Harsco Corp (a)	142,430	1,859		Acadia Realty Trust	150,465	4,376
Hillenbrand Inc	113,140	4,175		Agree Realty Corp	46,460	2,252
John Bean Technologies Corp	55,751	4,942		American Assets Trust Inc	72,580	3,109
LSB Industries Inc (a)	36,330	400		Apollo Commercial Real Estate Finance Inc	139,752	2,696
Lydall Inc (a)	30,613	1,604		Capstead Mortgage Corp	170,509	1,899
Myers Industries Inc	38,800	633		CareTrust REIT Inc	117,624	2,002
Proto Labs Inc (a)	43,352	2,514		CBL & Associates Properties Inc	302,826	2,801
Raven Industries Inc	64,083	1,987		Cedar Realty Trust Inc	135,044	727
Standex International Corp	22,646	2,128		Chesapeake Lodging Trust	106,761	2,489
Sturm Ruger & Co Inc	32,160	1,944		CoreSite Realty Corp	60,265	5,897
Tredegar Corp	45,087	773		DiamondRock Hospitality Co	355,625	3,915
		$42,341		EastGroup Properties Inc	59,178	4,631
Office Furnishings - 0.17%				Four Corners Property Trust Inc	106,369	2,482
Interface Inc	114,096	2,271		Franklin Street Properties Corp	190,478	2,311
				Getty Realty Corp	47,902	1,226
Oil & Gas - 1.25%				Government Properties Income Trust	126,367	2,694
Atwood Oceanics Inc (a)	132,936	1,041		Hersha Hospitality Trust	74,201	1,368
Bill Barrett Corp (a)	134,506	517		Kite Realty Group Trust	148,404	3,022
Carrizo Oil & Gas Inc (a)	108,751	2,735		Lexington Realty Trust	384,273	3,908
Contango Oil & Gas Co (a)	40,386	289		LTC Properties Inc	70,316	3,364
Denbury Resources Inc (a)	707,243	1,570		Parkway Inc	75,896	1,529
Northern Oil and Gas Inc (a)	77,525	174		Pennsylvania Real Estate Investment Trust	123,422	1,709
PDC Energy Inc (a)	99,294	5,484		PS Business Parks Inc	34,708	4,218
SRC Energy Inc (a)	356,465	2,688		Retail Opportunity Investments Corp	194,150	4,000
Unit Corp (a)	91,748	1,972		Sabra Health Care REIT Inc	115,970	3,153
		$16,470		Saul Centers Inc	20,907	1,255
Oil & Gas Services - 0.99%				Summit Hotel Properties Inc	166,111	2,746
Archrock Inc	125,301	1,479		Universal Health Realty Income Trust	22,207	1,549
Bristow Group Inc	56,731	758		Urstadt Biddle Properties Inc	52,808	1,038
CARBO Ceramics Inc (a)	37,607	258				$78,366
Era Group Inc (a)	34,492	438		Retail - 6.07%
Exterran Corp (a)	56,027	1,533		Abercrombie & Fitch Co	120,213	1,441
Flotek Industries Inc (a)	96,204	1,155		Asbury Automotive Group Inc (a)	33,430	2,046
Geospace Technologies Corp (a)	23,865	395		Ascena Retail Group Inc (a)	300,991	1,177
Gulf Island Fabrication Inc	24,268	241		Barnes & Noble Education Inc (a)	68,481	713
Helix Energy Solutions Group Inc (a)	243,935	1,493		Barnes & Noble Inc	98,122	839
Matrix Service Co (a)	47,240	555		Big 5 Sporting Goods Corp	31,691	488
Newpark Resources Inc (a)	150,537	1,152		Biglari Holdings Inc (a)	1,799	768
Pioneer Energy Services Corp (a)	137,273	419		BJ's Restaurants Inc (a)	32,228	1,453
SEACOR Holdings Inc (a)	28,614	1,879		Bob Evans Farms Inc/DE	35,109	2,343
Tesco Corp (a)	82,988	544		Buckle Inc/The	50,095	937
TETRA Technologies Inc (a)	205,403	684		Caleres Inc	76,281	2,198
		$12,983		Cato Corp/The	44,571	1,006
Packaging & Containers - 0.39%				Children's Place Inc/The	32,039	3,678
KapStone Paper and Packaging Corp	156,286	3,296		Chuy's Holdings Inc (a)	29,881	890
				Dave & Buster's Entertainment Inc (a)	66,505	4,257

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Semiconductors (continued)
DineEquity Inc	29,796	$1,685		Xperi Corp	87,129	$2,928
DSW Inc	119,442	2,463				$41,841
El Pollo Loco Holdings Inc (a)	38,218	480		Software - 2.87%
Express Inc (a)	139,286	1,202		Blackbaud Inc	84,433	6,789
EZCORP Inc (a)	86,607	784		Bottomline Technologies de Inc (a)	67,175	1,565
Fiesta Restaurant Group Inc (a)	47,820	1,164		Computer Programs & Systems Inc	18,990	521
Finish Line Inc/The	72,048	1,139		CSG Systems International Inc	58,342	2,188
FirstCash Inc	85,779	4,456		Digi International Inc (a)	46,950	582
Five Below Inc (a)	97,490	4,789		Donnelley Financial Solutions Inc (a)	46,335	1,030
Francesca's Holdings Corp (a)	67,113	1,059		Ebix Inc	38,607	2,382
Fred's Inc	62,482	920		LivePerson Inc (a)	94,738	668
Genesco Inc (a)	35,297	1,881		ManTech International Corp/VA	45,396	1,612
Group 1 Automotive Inc	35,326	2,436		Medidata Solutions Inc (a)	97,378	6,371
Guess? Inc	109,393	1,221		MicroStrategy Inc (a)	16,697	3,175
Haverty Furniture Cos Inc	34,290	845		Monotype Imaging Holdings Inc	73,309	1,492
Hibbett Sports Inc (a)	39,012	1,014		Omnicell Inc (a)	65,642	2,718
Kirkland's Inc (a)	25,984	306		Progress Software Corp	86,570	2,573
Lithia Motors Inc	42,474	4,058		Quality Systems Inc (a)	82,072	1,170
Lumber Liquidators Holdings Inc (a)	50,179	1,232		SPS Commerce Inc (a)	30,519	1,687
MarineMax Inc (a)	43,117	877		Synchronoss Technologies Inc (a)	75,990	1,216
Movado Group Inc	27,198	636				$37,739
Ollie's Bargain Outlet Holdings Inc (a)	85,054	3,258
				Storage & Warehousing - 0.17%
PetMed Express Inc	36,461	842		Mobile Mini Inc	78,659	2,258
Red Robin Gourmet Burgers Inc (a)	22,840	1,342
Regis Corp (a)	62,489	682
				Telecommunications - 1.86%
RH (a)	59,960	2,876
				ADTRAN Inc	86,188	1,724
Ruby Tuesday Inc (a)	107,601	274		ATN International Inc	18,926	1,309
Ruth's Hospitality Group Inc	52,678	1,048		Black Box Corp	26,908	266
Shake Shack Inc (a)	31,874	1,082		CalAmp Corp (a)	62,903	1,128
Shoe Carnival Inc	23,561	598		Cincinnati Bell Inc (a)	74,835	1,411
Sonic Automotive Inc	46,690	915		Comtech Telecommunications Corp	41,790	585
Sonic Corp	78,043	2,098		Consolidated Communications Holdings Inc	89,893	2,128
Stein Mart Inc	54,981	136		General Communication Inc (a)	47,037	1,761
Tailored Brands Inc	86,586	1,068		Gigamon Inc (a)	54,562	1,730
Tile Shop Holdings Inc	58,567	1,250		Harmonic Inc (a)	141,704	822
Tuesday Morning Corp (a)	80,045	260		Iridium Communications Inc (a)	143,097	1,517
Vera Bradley Inc (a)	33,448	306		Lumos Networks Corp (a)	41,879	750
Vitamin Shoppe Inc (a)	42,307	817		NETGEAR Inc (a)	58,498	2,758
Wingstop Inc	51,274	1,509		Oclaro Inc (a)	225,587	1,807
Zumiez Inc (a)	30,957	556
				Spok Holdings Inc	36,470	655
		$79,798		Viavi Solutions Inc (a)	409,116	4,091
Savings & Loans - 2.01%						$24,442
Astoria Financial Corp	161,833	3,300		Textiles - 0.29%
Banc of California Inc	88,071	1,911		UniFirst Corp/MA	27,419	3,817
Bank Mutual Corp	74,671	687
BofI Holding Inc (a)	102,422	2,447
				Transportation - 1.66%
Brookline Bancorp Inc	134,737	1,960		ArcBest Corp	42,307	1,119
Dime Community Bancshares Inc	55,223	1,074		Atlas Air Worldwide Holdings Inc (a)	44,634	2,589
HomeStreet Inc (a)	44,749	1,164
				Celadon Group Inc	50,268	198
Northfield Bancorp Inc	80,166	1,473		Echo Global Logistics Inc (a)	48,549	910
Northwest Bancshares Inc	180,874	2,919		Forward Air Corp	53,698	2,855
Oritani Financial Corp	68,434	1,160		Heartland Express Inc	76,937	1,548
Provident Financial Services Inc	107,412	2,759		Hornbeck Offshore Services Inc (a)	57,652	197
Sterling Bancorp/DE	240,843	5,600		Hub Group Inc (a)	59,455	2,328
		$26,454		Knight Transportation Inc	118,426	4,062
Semiconductors - 3.18%				Marten Transport Ltd	41,159	1,021
Brooks Automation Inc	123,493	3,119		Matson Inc	76,595	2,428
Cabot Microelectronics Corp	44,460	3,483		Roadrunner Transportation Systems Inc (a)	53,784	361
CEVA Inc (a)	37,713	1,358		Saia Inc (a)	45,190	2,176
Cohu Inc	44,352	831		Tidewater Inc (a)	83,608	73
Diodes Inc (a)	67,782	1,585				$21,865
DSP Group Inc (a)	38,408	478
				Trucking & Leasing - 0.17%
Exar Corp (a)	75,934	988
				Greenbrier Cos Inc/The	50,391	2,189
Kopin Corp (a)	107,931	440
Kulicke & Soffa Industries Inc (a)	126,042	2,813
				Water - 0.45%
MKS Instruments Inc	95,609	7,481		American States Water Co	64,991	2,894
Nanometrics Inc (a)	44,692	1,410		California Water Service Group	85,218	3,042
Power Integrations Inc	52,251	3,446				$5,936
Rambus Inc (a)	197,486	2,473
				TOTAL COMMON STOCKS		$1,271,151
Rudolph Technologies Inc (a)	55,491	1,360
Semtech Corp (a)	116,593	3,982		INVESTMENT COMPANIES - 3.14%	Shares Held	Value(000	's)
Ultratech Inc (a)	42,127	1,286		Exchange Traded Funds - 0.25%
Veeco Instruments Inc (a)	72,110	2,380		iShares Core S&P Small-Cap ETF	46,844	3,269

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2017 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)
Money Market Funds - 2.89%
BlackRock Liquidity Funds FedFund Portfolio	38,025,161	$38,025

TOTAL INVESTMENT COMPANIES		$41,294
Total Investments		$1,312,445
Other Assets and Liabilities - 0.17%		$2,207
TOTAL NET ASSETS - 100.00%		$1,314,652

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $1,454 or 0.11% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		21.90%
Consumer, Non-cyclical		18.78%
Industrial		17.32%
Consumer, Cyclical		15.69%
Technology		8.62%
Communications		4.66%
Basic Materials		4.52%
Investment Companies		3.14%
Utilities		2.62%
Energy		2.58%
Other Assets and Liabilities		0.17%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2017	Long	590	$40,681	$41,253	$572
Total					$572

Amounts in thousands except contracts

See accompanying notes

SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS - 95.09%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.01%				Automobile Parts & Equipment (continued)
EVINE Live Inc (a)	5,584	$8		Titan International Inc	27,691	$296
Harte-Hanks Inc (a)	38,509	52		Tower International Inc	3,368	91
MDC Partners Inc	5,973	54				$7,474
		$114		Banks - 13.69%
Aerospace & Defense - 0.90%				1st Constitution Bancorp	1,457	26
AAR Corp	54,769	1,971		1st Source Corp	28,448	1,375
Aerojet Rocketdyne Holdings Inc (a)	3,492	78		Access National Corp	2,305	65
Aerovironment Inc (a)	3,124	89		ACNB Corp	1,187	37
Arotech Corp (a)	18,086	58		Allegiance Bancshares Inc (a)	1,647	64
CPI Aerostructures Inc (a)	1,506	9		American National Bankshares Inc	3,130	120
Cubic Corp	17,820	925		American River Bankshares	6,194	92
Curtiss-Wright Corp	10,246	958		Ameris Bancorp	1,140	54
Ducommun Inc (a)	11,563	340		AmeriServ Financial Inc	24,724	100
Esterline Technologies Corp (a)	39,769	3,637		Ames National Corp	1,521	47
Kaman Corp	6,288	302		Arrow Financial Corp	5,923	203
KLX Inc (a)	36,367	1,720		ASB Bancorp Inc (a)	600	21
Kratos Defense & Security Solutions Inc (a)	10,489	80		Associated Banc-Corp	118,421	2,949
Moog Inc (a)	9,180	631		Atlantic Capital Bancshares Inc (a)	3,840	75
National Presto Industries Inc	1,404	146		BancFirst Corp	1,756	169
SIFCO Industries Inc (a)	610	5		Bancorp Inc/The (a)	8,225	53
Teledyne Technologies Inc (a)	4,111	554		BancorpSouth Inc	45,259	1,378
Triumph Group Inc	5,893	154		Bank of Commerce Holdings	1,302	15
		$11,657		Bank of Florida Corp (a),(b),(c)	6,269	—
Agriculture - 0.37%				Bank of Marin Bancorp	1,027	65
Alico Inc	625	19		Bank of NT Butterfield & Son Ltd/The	1,990	66
Alliance One International Inc (a)	9,809	135		Bankwell Financial Group Inc	908	33
Andersons Inc/The	27,878	1,041		Banner Corp	26,741	1,476
Limoneira Co	220	5		Bar Harbor Bankshares	3,708	114
Tejon Ranch Co (a)	2,750	62		BCB Bancorp Inc	1,563	25
Turning Point Brands Inc (a)	630	10		Blue Hills Bancorp Inc	16,953	306
Universal Corp/VA	46,378	3,406		BNC Bancorp	237,684	7,950
Vector Group Ltd	7,715	168		Boston Private Financial Holdings Inc	72,031	1,124
		$4,846		Bridge Bancorp Inc	2,966	108
Airlines - 0.28%				Bryn Mawr Bank Corp	6,846	294
Copa Holdings SA	11,948	1,391		C&F Financial Corp	632	32
SkyWest Inc	59,415	2,210		Camden National Corp	2,884	123
		$3,601		Capital Bank Financial Corp	1,673	69
				Capital City Bank Group Inc	14,218	293
Apparel - 0.84%
Deckers Outdoor Corp (a)	18,013	1,074		Carolina Financial Corp	1,992	61
				Cascade Bancorp (a)	20,232	151
Delta Apparel Inc (a)	8,090	141
Iconix Brand Group Inc (a)	48,303	338		Cass Information Systems Inc	1,125	75
Lakeland Industries Inc (a)	7,304	78		Cathay General Bancorp	42,742	1,627
Perry Ellis International Inc (a)	22,224	456		CenterState Banks Inc	10,399	263
				Central Pacific Financial Corp	20,747	649
Rocky Brands Inc	8,535	121
Sequential Brands Group Inc (a)	17,805	60		Central Valley Community Bancorp	2,600	59
Steven Madden Ltd (a)	172,050	6,546		Century Bancorp Inc/MA	1,570	99
				Chemical Financial Corp	26,866	1,274
Superior Uniform Group Inc	8,321	152
Unifi Inc (a)	22,584	633		Chemung Financial Corp	680	26
				Citizens & Northern Corp	7,824	181
Weyco Group Inc	1,941	55
				Citizens First Corp	300	6
Wolverine World Wide Inc	50,779	1,225
				City Holding Co	3,279	233
		$10,879
				Civista Bancshares Inc	688	15
Automobile Manufacturers - 0.21%				CNB Financial Corp/PA	2,310	55
Blue Bird Corp (a)	1,166	22
Navistar International Corp (a)	5,585	150		CoBiz Financial Inc	5,435	89
				Codorus Valley Bancorp Inc	2,042	59
REV Group Inc	77,950	2,198		Colony Bankcorp Inc	706	10
Wabash National Corp	18,912	431		Columbia Banking System Inc	10,924	432
		$2,801		Community Bank System Inc	16,598	929
Automobile Parts & Equipment - 0.57%				Community Trust Bancorp Inc	68,010	3,057
American Axle & Manufacturing Holdings Inc(a)	5,650	99		Community West Bancshares	1,308	13

				ConnectOne Bancorp Inc	21,089	468
Cooper Tire & Rubber Co	40,238	1,541		County Bancorp Inc	397	11

Cooper-Standard Holdings Inc(a)	2,567	291		CU Bancorp (a)	4,135	155
Dana Inc	52,800	1,025		Customers Bancorp Inc (a)	8,404	260
Douglas Dynamics Inc	1,568	50		CVB Financial Corp	12,186	262

Meritor Inc(a)	15,191	271		Eagle Bancorp Inc (a)	1,500	90
Miller Industries Inc/TN	18,821	478		Eastern Virginia Bankshares Inc	851	10
Modine Manufacturing Co (a)	48,101	582
				Enterprise Bancorp Inc/MA	1,620	57
Motorcar Parts of America Inc (a)	305	9
				Enterprise Financial Services Corp	5,301	224
Spartan Motors Inc	59,385	490		Equity Bancshares Inc (a)	1,074	34
Standard Motor Products Inc	21,363	1,087		Evans Bancorp Inc	387	15
Strattec Security Corp	4,119	132		Farmers Capital Bank Corp	6,863	285
Superior Industries International Inc	40,211	874		Farmers National Banc Corp	4,271	61
Supreme Industries Inc	7,870	158		FCB Financial Holdings Inc (a)	9,620	455

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
Fidelity Southern Corp	6,737	$151		Old Line Bancshares Inc	1,562	$43
Financial Institutions Inc	19,597	656		Old National Bancorp/IN	290,703	4,883
First Bancorp Inc/ME	1,732	47		Old Second Bancorp Inc	16,781	201
First BanCorp/Puerto Rico (a)	359,229	2,112		Opus Bank	7,601	171
First Bancorp/Southern Pines NC	18,942	569		Orrstown Financial Services Inc	1,314	28
First Bancshares Inc/The	1,620	46		Pacific Continental Corp	3,941	98
First Busey Corp	16,758	502		Paragon Commercial Corp (a)	231	13
First Business Financial Services Inc	7,215	192		Park National Corp	1,598	168
First Citizens BancShares Inc/NC	1,265	441		Park Sterling Corp	43,016	529
First Commonwealth Financial Corp	110,708	1,429		Patriot National Bancorp Inc (a)	212	3
First Community Bancshares Inc/VA	21,064	558		Peapack Gladstone Financial Corp	6,865	220
First Community Financial Partners Inc (a)	2,535	33		Penns Woods Bancorp Inc	855	36
First Connecticut Bancorp Inc/Farmington CT	8,014	214		Peoples Bancorp Inc/OH	18,053	605
First Financial Bancorp	462,335	12,783		Peoples Bancorp of North Carolina Inc	1,797	51
First Financial Bankshares Inc	2,906	116		Peoples Financial Services Corp	1,187	53
First Financial Corp/IN	8,013	391		People's Utah Bancorp	2,305	61
First Foundation Inc (a)	3,093	49		Pinnacle Financial Partners Inc	4,893	313
First Internet Bancorp	2,471	73		Popular Inc	24,220	1,015
First Interstate BancSystem Inc	10,071	381		Preferred Bank/Los Angeles CA	3,638	192
First Merchants Corp	378,957	15,682		Premier Financial Bancorp Inc	11,171	240
First Mid-Illinois Bancshares Inc	1,736	57		PrivateBancorp Inc	9,471	547
First Midwest Bancorp Inc/IL	138,422	3,144		Prosperity Bancshares Inc	201,209	13,521
First NBC Bank Holding Co (a)	2,751	7		QCR Holdings Inc	2,029	93
First Northwest Bancorp (a)	2,782	46		Renasant Corp	34,711	1,472
First of Long Island Corp/The	3,398	92		Republic Bancorp Inc/KY	10,229	368
First United Corp (a)	1,675	24		S&T Bancorp Inc	31,946	1,148
FNB Corp/PA	138,799	1,977		Sandy Spring Bancorp Inc	33,781	1,461
Franklin Financial Network Inc (a)	1,467	59		SB Financial Group Inc	2,685	46
Fulton Financial Corp	217,692	4,016		Seacoast Banking Corp of Florida (a)	3,801	92
German American Bancorp Inc	7,087	233		Select Bancorp Inc (a)	2,142	24
Glacier Bancorp Inc	22,935	775		Shore Bancshares Inc	5,037	84
Great Southern Bancorp Inc	2,055	103		Sierra Bancorp	22,134	555
Great Western Bancorp Inc	19,426	800		Simmons First National Corp	5,966	326
Green Bancorp Inc (a)	17,672	318		South State Corp	3,167	279
Guaranty Bancorp	2,934	74		Southern First Bancshares Inc (a)	1,410	47
Guaranty Federal Bancshares Inc	541	11		Southern National Bancorp of Virginia Inc	4,146	76
Hancock Holding Co	83,244	3,887		Southside Bancshares Inc	3,155	110
Hanmi Financial Corp	4,243	123		Southwest Bancorp Inc	21,537	559
Hawthorn Bancshares Inc	1,750	33		State Bank Financial Corp	4,167	112
Heartland Financial USA Inc	6,767	325		Stock Yards Bancorp Inc	2,539	104
Heritage Commerce Corp	6,945	99		Stonegate Bank	7,052	323
Heritage Financial Corp/WA	19,537	516		Summit Financial Group Inc	1,400	31
Hilltop Holdings Inc	56,881	1,582		Summit State Bank	1,005	13
Home BancShares Inc/AR	3,852	98		Sun Bancorp Inc/NJ	385	10
Hope Bancorp Inc	193,784	3,548		Sussex Bancorp	1,215	31
Horizon Bancorp/IN	3,262	88		TCF Financial Corp	89,008	1,470
IBERIABANK Corp	45,316	3,595		Texas Capital Bancshares Inc (a)	7,197	548
Independent Bank Corp/MI	16,204	362		TierOne Corp (a),(b),(c)	2,447	—
Independent Bank Corp/Rockland MA	3,129	198		Tompkins Financial Corp	2,643	218
Independent Bank Group Inc	2,063	124		Towne Bank/Portsmouth VA	6,757	219
International Bancshares Corp	76,000	2,842		TriCo Bancshares	8,281	294
Kearny Financial Corp/MD	84,078	1,227		TriState Capital Holdings Inc (a)	11,007	274
Lakeland Bancorp Inc	19,870	387		Triumph Bancorp Inc (a)	3,095	70
Lakeland Financial Corp	123,396	5,635		TrustCo Bank Corp NY	24,095	192
LCNB Corp	1,604	36		Trustmark Corp	72,983	2,425
LegacyTexas Financial Group Inc	22,363	846		UMB Financial Corp	7,956	577
Macatawa Bank Corp	4,813	46		Umpqua Holdings Corp	112,498	1,987
MainSource Financial Group Inc	38,890	1,330		Union Bankshares Corp	365,725	12,522
MB Financial Inc	71,617	3,044		Union Bankshares Inc/Morrisville VT	134	6
MBT Financial Corp	19,147	214		United Bancshares Inc/OH	900	20
Mercantile Bank Corp	13,268	446		United Bankshares Inc/WV	17,257	689
Merchants Bancshares Inc/VT	922	46		United Community Banks Inc/GA	19,506	533
Mid Penn Bancorp Inc	119	3		United Security Bancshares/Fresno CA (a)	1,861	16
Midland States Bancorp Inc	740	26		Unity Bancorp Inc	181	3
MidSouth Bancorp Inc	743	11		Univest Corp of Pennsylvania	23,720	718
MidWestOne Financial Group Inc	3,026	105		Valley National Bancorp	186,326	2,191
National Bank Holdings Corp	26,164	826		Veritex Holdings Inc (a)	522	14
National Bankshares Inc	1,165	49		Walker & Dunlop Inc (a)	3,306	148
National Commerce Corp (a)	1,580	61		Washington Trust Bancorp Inc	10,748	528
NBT Bancorp Inc	17,619	672		WashingtonFirst Bankshares Inc	1,529	43
Nicolet Bankshares Inc (a)	1,305	64		Webster Financial Corp	55,283	2,809
Northeast Bancorp	1,364	23		WesBanco Inc	41,929	1,670
Northrim BanCorp Inc	9,177	294		West Bancorporation Inc	2,767	64
OFG Bancorp	97,017	1,135		Westamerica Bancorporation	2,976	164

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Building Materials (continued)
Western New England Bancorp Inc	27,799	$292		Universal Forest Products Inc	17,382	$1,656
Wintrust Financial Corp	60,227	4,268				$15,445
Xenith Bankshares Inc (a)	2,944	80		Chemicals - 1.36%
		$178,185		A Schulman Inc	16,793	532
Beverages - 0.01%				Aceto Corp	24,506	388
Craft Brew Alliance Inc (a)	7,888	107		AgroFresh Solutions Inc (a)	3,619	20
				American Vanguard Corp	55,891	936
Biotechnology - 0.34%				Calgon Carbon Corp	20,489	299
Acorda Therapeutics Inc (a)	19,431	314		Chemours Co/The	6,031	243
Adverum Biotechnologies Inc (a)	3,940	11		CSW Industrials Inc (a)	2,388	85
Agenus Inc (a)	2,155	8		GCP Applied Technologies Inc (a)	1,292	43
AMAG Pharmaceuticals Inc (a)	25,349	618		Hawkins Inc	1,276	65
AnaptysBio Inc (a)	155	4		Huntsman Corp	25,656	636
Applied Genetic Technologies Corp/DE (a)	6,773	38		Ingevity Corp (a)	981	62
Aratana Therapeutics Inc (a)	944	6		Innophos Holdings Inc	8,670	416
Ardelyx Inc (a)	3,962	53		Innospec Inc	13,677	902
Arrowhead Pharmaceuticals Inc (a)	694	1		KMG Chemicals Inc	846	44
Atara Biotherapeutics Inc (a)	3,279	56		Koppers Holdings Inc (a)	9,257	393
Audentes Therapeutics Inc (a)	199	3		Kraton Corp (a)	30,219	989
Bellicum Pharmaceuticals Inc (a)	1,068	14		Kronos Worldwide Inc	17,415	305
BioCryst Pharmaceuticals Inc (a)	1,960	12		Landec Corp (a)	26,436	363
Bluebird Bio Inc (a)	3,948	351		Minerals Technologies Inc	67,982	5,351
Celldex Therapeutics Inc (a)	14,325	48		Oil-Dri Corp of America	891	36
Cellular Biomedicine Group Inc (a)	635	7		Olin Corp	87,356	2,807
Corvus Pharmaceuticals Inc (a)	481	5		OMNOVA Solutions Inc (a)	2,880	27
Dimension Therapeutics Inc (a)	1,308	2		Platform Specialty Products Corp (a)	31,152	441
Edge Therapeutics Inc (a)	1,711	18		Quaker Chemical Corp	886	128
Emergent BioSolutions Inc (a)	1,582	47		Rayonier Advanced Materials Inc	4,309	57
Endocyte Inc (a)	6,404	15		Sensient Technologies Corp	2,511	205
Enzo Biochem Inc (a)	1,072	9		Stepan Co	10,254	869
Epizyme Inc (a)	1,719	31		Tronox Ltd	64,089	1,058
Esperion Therapeutics Inc (a)	2,145	77				$17,700
Exelixis Inc (a)	49,651	1,113		Coal - 0.13%
Five Prime Therapeutics Inc (a)	9,506	331		Cloud Peak Energy Inc (a)	73,443	247
Harvard Bioscience Inc (a)	7,272	17		CONSOL Energy Inc (a)	24,871	378
Idera Pharmaceuticals Inc (a)	1,268	3		Hallador Energy Co	15,798	106
Immunomedics Inc (a)	1,313	8		SunCoke Energy Inc (a)	102,118	936
Innoviva Inc (a)	3,377	40		Westmoreland Coal Co (a)	3,309	35
Karyopharm Therapeutics Inc (a)	3,250	33				$1,702
Medicines Co/The (a)	676	33
				Commercial Services - 4.50%
Merrimack Pharmaceuticals Inc (a)	6,674	22
				Aaron's Inc	96,703	3,475
Momenta Pharmaceuticals Inc (a)	7,673	110		ABM Industries Inc	11,349	490
NantKwest Inc (a)	2,549	8		Albany Molecular Research Inc (a)	2,222	36
NewLink Genetics Corp (a)	684	13
				AMERCO	4,234	1,585
Otonomy Inc (a)	3,602	48		American Public Education Inc (a)	22,536	497
OvaScience Inc (a)	4,651	7		AMN Healthcare Services Inc (a)	181,200	7,402
PDL BioPharma Inc	133,129	300		ARC Document Solutions Inc (a)	29,295	108
Pfenex Inc (a)	7,220	35		Ascent Capital Group Inc (a)	12,833	164
PharmAthene Inc	641	1		AstroNova Inc	9,156	136
PTC Therapeutics Inc (a)	5,121	62		Avalon Holdings Corp (a)	3,917	9
REGENXBIO Inc (a)	3,037	64		B. Riley Financial Inc	1,848	28
Retrophin Inc (a)	5,518	108
				Booz Allen Hamilton Holding Corp	232,375	8,349
Rigel Pharmaceuticals Inc (a)	3,392	10		Bridgepoint Education Inc (a)	13,135	161
RTI Surgical Inc (a)	46,186	187		Brink's Co/The	26,025	1,598
Selecta Biosciences Inc (a)	177	2		CAI International Inc (a)	14,877	307
Spectrum Pharmaceuticals Inc (a)	8,292	63		Cambium Learning Group Inc (a)	5,700	27
Stemline Therapeutics Inc (a)	2,525	23		Capella Education Co	622	59
Syndax Pharmaceuticals Inc (a)	423	4		Cardtronics PLC (a)	925	38
Trovagene Inc (a)	397	—		Career Education Corp (a)	59,670	605
Versartis Inc (a)	4,366	80		Carriage Services Inc	10,127	277
		$4,473		CBIZ Inc (a)	64,506	1,016
Building Materials - 1.19%				CDI Corp (a)	13,382	109
Armstrong Flooring Inc (a)	21,110	405		Civeo Corp (a)	25,358	76
Boise Cascade Co (a)	18,448	563		CPI Card Group Inc	3,274	12
Broadwind Energy Inc (a)	3,082	28		CRA International Inc	18,213	692
Continental Materials Corp (a)	657	14		Cross Country Healthcare Inc (a)	1,992	28
Cree Inc (a)	79,287	1,735		DeVry Education Group Inc	69,093	2,616
Gibraltar Industries Inc (a)	24,748	972		Edgewater Technology Inc (a)	10,657	77
Griffon Corp	42,957	1,031		Ennis Inc	107,938	1,900
JELD-WEN Holding Inc (a)	216,526	7,152		Everi Holdings Inc (a)	38,863	247
Louisiana-Pacific Corp (a)	18,012	464		EVERTEC Inc	8,357	133
LSI Industries Inc	19,264	175		Franklin Covey Co (a)	3,840	82
Quanex Building Products Corp	28,604	583		FTI Consulting Inc (a)	51,875	1,794
Simpson Manufacturing Co Inc	15,992	667

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Consumer Products (continued)
Graham Holdings Co	1,527	$919		Helen of Troy Ltd (a)	4,907	$461
Great Lakes Dredge & Dock Corp (a)	68,049	309				$4,530
Green Dot Corp (a)	7,448	255		Cosmetics & Personal Care - 0.05%
Heidrick & Struggles International Inc	14,048	303		Avon Products Inc (a)	102,953	499
Hertz Global Holdings Inc (a)	64,527	1,064		CCA Industries Inc (a)	500	2
Hudson Global Inc	611	1		elf Beauty Inc (a)	909	25
Huron Consulting Group Inc (a)	7,248	323		Inter Parfums Inc	1,597	61
ICF International Inc (a)	50,107	2,212		Revlon Inc (a)	1,294	33
K12 Inc (a)	41,777	787				$620
KAR Auction Services Inc	176,025	7,678		Distribution & Wholesale - 1.07%
Kelly Services Inc	65,255	1,457		ADDvantage Technologies Group Inc (a)	3,841	7
Korn/Ferry International	56,464	1,830		Anixter International Inc (a)	18,615	1,518
Landauer Inc	2,205	116		Beacon Roofing Supply Inc (a)	22,243	1,103
Liberty Tax Inc	611	9		Core-Mark Holding Co Inc	72,422	2,536
McGrath RentCorp	20,311	707		Essendant Inc	45,440	759
MoneyGram International Inc (a)	4,829	86		Fossil Group Inc (a)	33,368	576
National Research Corp	379	9		G-III Apparel Group Ltd (a)	24,804	588
Navigant Consulting Inc (a)	61,020	1,463		H&E Equipment Services Inc	3,400	72
Neff Corp (a)	1,246	22		ScanSource Inc (a)	36,555	1,444
Perceptron Inc (a)	6,585	56
				Systemax Inc	2,123	28
Quad/Graphics Inc	20,979	551		Titan Machinery Inc (a)	3,120	49
Quanta Services Inc (a)	23,861	846
				Triton International Ltd/Bermuda	45,299	1,386
RCM Technologies Inc (a)	13,071	62		Veritiv Corp (a)	9,739	503
Rent-A-Center Inc/TX	8,216	88		WESCO International Inc (a)	56,294	3,431
Resources Connection Inc	24,192	336				$14,000
RPX Corp (a)	53,001	681
				Diversified Financial Services - 1.27%

Sotheby's(a)	2,501	118		AeroCentury Corp (a)	423	4
SP Plus Corp (a)	404	14
				Air Lease Corp	49,185	1,876
Strayer Education Inc	2,102	182		Aircastle Ltd	22,315	527
Team Inc (a)	8,039	216
				Arlington Asset Investment Corp	3,995	58
Travelport Worldwide Ltd	3,521	46		Associated Capital Group Inc	3,540	119

TrueBlue Inc(a)	8,322	228		Asta Funding Inc (a)	1,394	12

Universal Security Instruments Inc(a)	1,000	3		Atlanticus Holdings Corp (a)	14,485	38
Vectrus Inc (a)	2,413	61
				California First National Bancorp	3,922	65
Viad Corp	27,591	1,247		Cowen Group Inc (a)	30,119	479

Volt Information Sciences Inc(a)	13,617	88		Encore Capital Group Inc (a)	2,838	95

Weight Watchers International Inc(a)	565	12		Enova International Inc (a)	6,162	88
		$58,518		FBR & Co	997	18
Computers - 2.61%				Federal Agricultural Mortgage Corp	10,676	609
Agilysys Inc (a)	28,807	285		FNFV Group (a)	7,851	108
CACI International Inc (a)	111,813	13,193
				GAIN Capital Holdings Inc	18,625	132
Convergys Corp	117,388	2,642		GAMCO Investors Inc	5,260	151
Cray Inc (a)	5,903	106
				Greenhill & Co Inc	17,274	437
Diebold Nixdorf Inc	5,460	154		Hannon Armstrong Sustainable Infrastructure	5,758	126
DMC Global Inc	4,987	77		Capital Inc
Engility Holdings Inc (a)	81,137	2,301		Impac Mortgage Holdings Inc (a)	1,599	23
Immersion Corp (a)	3,166	28		INTL. FCStone Inc (a)	4,993	187
Insight Enterprises Inc (a)	43,252	1,821		Investment Technology Group Inc	1,603	32
Key Tronic Corp (a)	16,991	134
				Janus Capital Group Inc	118,232	1,615
KeyW Holding Corp/The (a)	6,865	65		KCG Holdings Inc (a)	74,529	1,483
Maxwell Technologies Inc (a)	5,096	31		Ladder Capital Corp	7,175	105
Mercury Systems Inc (a)	7,969	298
				Legg Mason Inc	25,715	961
MTS Systems Corp	1,011	47		LendingClub Corp (a)	22,070	129
NCI Inc (a)	1,447	22		Manning & Napier Inc	33,340	194
NetScout Systems Inc (a)	60,625	2,282
				Marlin Business Services Corp	12,317	313
NeuStar Inc (a)	9,404	312		Nationstar Mortgage Holdings Inc (a)	7,304	117
PAR Technology Corp (a)	9,256	79		Nelnet Inc	29,851	1,343
Presidio Inc (a)	142,325	2,099
				NewStar Financial Inc	70,848	761
Silver Spring Networks Inc (a)	489	6
				OM Asset Management PLC	2,371	37
StarTek Inc (a)	11,737	107		OneMain Holdings Inc (a)	903	21
Stratasys Ltd (a)	26,892	666
				Oppenheimer Holdings Inc	12,668	219
Super Micro Computer Inc (a)	23,874	582
				PennyMac Financial Services Inc	11,283	186
Sykes Enterprises Inc (a)	66,013	1,968		PHH Corp (a)	49,200	635
Unisys Corp (a)	1,968	22
				Piper Jaffray Cos	12,428	778
Virtusa Corp (a)	149,273	4,624
				PJT Partners Inc	2,820	98
Vocera Communications Inc (a)	1,345	34		PRA Group Inc (a)	5,536	178
		$33,985		Pzena Investment Management Inc	12,936	133
Consumer Products - 0.35%				Regional Management Corp (a)	11,978	237
ACCO Brands Corp (a)	119,908	1,709		Stifel Financial Corp (a)	26,674	1,303
Acme United Corp	1,796	52		Virtu Financial Inc	422	7
Central Garden & Pet Co (a)	14,439	546		Virtus Investment Partners Inc	815	87
Central Garden & Pet Co - A Shares (a)	40,460	1,425		Waddell & Reed Financial Inc	8,569	154
CSS Industries Inc	12,771	337

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services (continued)				Electronics (continued)
World Acceptance Corp (a)	4,999	$264		Watts Water Technologies Inc	229	$14
		$16,542		ZAGG Inc (a)	11,628	83
Electric - 1.68%						$42,658
ALLETE Inc	20,662	1,444		Energy - Alternate Sources - 0.35%
Ameresco Inc (a)	9,051	58		Clean Energy Fuels Corp (a)	96,932	236
Atlantic Power Corp (a)	18,484	46		FutureFuel Corp	53,008	820
Atlantica Yield PLC	12,349	257		Green Plains Inc	52,320	1,204
Avista Corp	20,807	840		Pacific Ethanol Inc (a)	36,353	247
Black Hills Corp	6,243	425		Pattern Energy Group Inc	1,559	34
Dynegy Inc (a)	23,403	150		Renewable Energy Group Inc (a)	152,160	1,590
El Paso Electric Co	14,287	737		REX American Resources Corp (a)	1,322	125
Genie Energy Ltd	2,233	18		Sunrun Inc (a)	9,865	52
IDACORP Inc	20,261	1,712		TerraForm Global Inc (a)	14,528	69
MGE Energy Inc	10,514	676		TerraForm Power Inc (a)	10,450	132
NorthWestern Corp	150,486	8,996		TPI Composites Inc (a)	1,108	22
NRG Yield Inc - A Shares	5,655	98		Vivint Solar Inc (a)	3,980	12
NRG Yield Inc - C Shares	7,625	135				$4,543
Ormat Technologies Inc	56,035	3,309		Engineering & Construction - 0.79%
Otter Tail Corp	14,989	593		Aegion Corp (a)	41,393	944
PNM Resources Inc	9,632	359		Chicago Bridge & Iron Co NV ADR	1,227	37
Portland General Electric Co	36,511	1,655		EMCOR Group Inc	29,984	1,971
Unitil Corp	7,193	349		ENGlobal Corp (a)	18,947	31
		$21,857		Goldfield Corp/The (a)	4,043	22
Electrical Components & Equipment - 1.13%				Granite Construction Inc	22,635	1,193
Advanced Energy Industries Inc (a)	6,438	475		Hill International Inc (a)	24,773	100
American Superconductor Corp (a)	1,937	10		IES Holdings Inc (a)	1,793	36
Belden Inc	987	69		Layne Christensen Co (a)	10,046	80
Encore Wire Corp	20,258	895		MasTec Inc (a)	18,159	802
EnerSys	73,472	6,106		MYR Group Inc (a)	12,643	534
General Cable Corp	7,946	143		NV5 Global Inc (a)	392	15
Graham Corp	9,163	203		Orion Group Holdings Inc (a)	34,962	264
Littelfuse Inc	40,003	6,167		Sterling Construction Co Inc (a)	3,250	31
Novanta Inc (a)	2,804	79		TopBuild Corp (a)	35,183	1,801
Powell Industries Inc	9,949	343		Tutor Perini Corp (a)	65,015	2,006
SPX Corp (a)	5,037	121		VSE Corp	8,430	360
Ultralife Corp (a)	14,398	79				$10,227
		$14,690		Entertainment - 0.48%
Electronics - 3.28%				AMC Entertainment Holdings Inc	17,966	544
Applied Optoelectronics Inc (a)	2,155	106		Caesars Acquisition Co (a)	5,691	99
AVX Corp	155,440	2,628		Dover Motorsports Inc	3,447	7
Ballantyne Strong Inc (a)	8,901	56		Eldorado Resorts Inc (a)	585	11
Bel Fuse Inc	8,718	211		Empire Resorts Inc (a)	535	13
Benchmark Electronics Inc (a)	86,187	2,731		Eros International PLC (a)	4,635	46
Brady Corp	31,653	1,233		Golden Entertainment Inc	1,455	21
Coherent Inc (a)	3,994	861		International Game Technology PLC	1,746	39
Control4 Corp (a)	3,522	59		International Speedway Corp	25,809	958
CTS Corp	44,101	975		Marriott Vacations Worldwide Corp	27,699	3,052
CyberOptics Corp (a)	806	17		National CineMedia Inc	7,393	88
Electro Scientific Industries Inc (a)	25,739	180		Penn National Gaming Inc (a)	3,623	67
ESCO Technologies Inc	25,070	1,476		Pinnacle Entertainment Inc (a)	5,898	121
FARO Technologies Inc (a)	11,905	437		RCI Hospitality Holdings Inc	10,679	178
Frequency Electronics Inc (a)	11,821	124		Reading International Inc (a)	2,162	34
GoPro Inc (a)	12,104	100		Speedway Motorsports Inc	51,440	928
II-VI Inc (a)	40,099	1,330				$6,206
IntriCon Corp (a)	448	4		Environmental Control - 0.21%
KEMET Corp (a)	28,632	321		Casella Waste Systems Inc (a)	6,475	97
Kimball Electronics Inc (a)	38,436	663		CECO Environmental Corp	28,472	322
Knowles Corp (a)	50,729	899		Cemtrex Inc	8,943	29
LGL Group Inc/The (a)	410	2		Covanta Holding Corp	10,618	154
Methode Electronics Inc	1,535	68		Fuel Tech Inc (a)	1,539	1
NVE Corp	3,533	287		Heritage-Crystal Clean Inc (a)	2,957	45
OSI Systems Inc (a)	3,122	242		MSA Safety Inc	1,175	91
Park Electrochemical Corp	4,750	82		Tetra Tech Inc	39,064	1,717
Plexus Corp (a)	110,475	5,743		TRC Cos Inc (a)	16,842	295
Rogers Corp (a)	15,304	1,575				$2,751
Sanmina Corp (a)	102,099	3,804
				Food - 2.02%
Sparton Corp (a)	6,795	152
				AMCON Distributing Co	191	17
SYNNEX Corp	46,300	5,020		Cal-Maine Foods Inc (a)	821	31
Sypris Solutions Inc (a)	27,025	29		Chefs' Warehouse Inc/The (a)	525	7
Tech Data Corp (a)	54,535	5,216		Darling Ingredients Inc (a)	136,511	2,066
TTM Technologies Inc (a)	126,398	2,115		Dean Foods Co	9,352	185
Vishay Intertechnology Inc	214,104	3,501		Fresh Del Monte Produce Inc	78,303	4,800
Vishay Precision Group Inc (a)	18,217	314		Hostess Brands Inc (a)	471,275	8,078

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Food (continued)				Healthcare - Products (continued)
Ingles Markets Inc	18,340	$856		Nuvectra Corp (a)	2,030	$17
Inventure Foods Inc (a)	2,700	10		OraSure Technologies Inc (a)	14,435	189
John B Sanfilippo & Son Inc	14,915	1,096		Quidel Corp (a)	384	9
Lancaster Colony Corp	4,655	586		Tactile Systems Technology Inc (a)	357	7
Sanderson Farms Inc	11,772	1,363		VWR Corp (a)	465,150	13,145
Seaboard Corp	52	220		Wright Medical Group NV (a)	12,476	379
Seneca Foods Corp - Class A (a)	18,466	687				$27,936
Seneca Foods Corp - Class B (a)	39	1		Healthcare - Services - 1.34%
Smart & Final Stores Inc (a)	13,052	154		Addus HomeCare Corp (a)	6,316	215
Snyder's-Lance Inc	46,355	1,635		Almost Family Inc (a)	7,617	379
SpartanNash Co	47,892	1,762		American Renal Associates Holdings Inc (a)	355	6
SUPERVALU Inc (a)	32,111	132		American Shared Hospital Services (a)	2,738	12
United Natural Foods Inc (a)	44,295	1,840		Brookdale Senior Living Inc (a)	70,711	919
Village Super Market Inc	6,674	176		Community Health Systems Inc (a)	71,485	615
Weis Markets Inc	11,021	637		Ensign Group Inc/The	2,285	41
		$26,339		Envision Healthcare Corp (a)	85,275	4,778
Food Service - 0.00%				Five Star Senior Living Inc (a)	16,385	31
AdvancePierre Foods Holdings Inc	1,431	58		Genesis Healthcare Inc (a)	4,293	10
				Kindred Healthcare Inc	60,040	576
Forest Products & Paper - 0.51%				LHC Group Inc (a)	22,515	1,218
Clearwater Paper Corp (a)	6,260	304		LifePoint Health Inc (a)	39,253	2,440
Domtar Corp	56,622	2,245		Magellan Health Inc (a)	36,124	2,486
Mercer International Inc	51,746	631		MedCath Corp (a),(b),(c)	31,637	—
Neenah Paper Inc	8,010	628		Medpace Holdings Inc (a)	520	16
PH Glatfelter Co	58,752	1,264		Molina Healthcare Inc (a)	6,394	318
Resolute Forest Products Inc (a)	70,441	440		National HealthCare Corp	4,858	362
Schweitzer-Mauduit International Inc	23,569	1,015		Nobilis Health Corp (a)	9,988	12
Verso Corp (a)	11,674	71		Providence Service Corp/The (a)	277	12
		$6,598		Quorum Health Corp (a)	18,357	78
Gas - 1.60%				Select Medical Holdings Corp (a)	93,264	1,282
Chesapeake Utilities Corp	1,641	120		Surgery Partners Inc (a)	1,411	24
Delta Natural Gas Co Inc	1,173	36		Tivity Health Inc (a)	11,795	397
New Jersey Resources Corp	9,524	384		Triple-S Management Corp (a)	67,787	1,227
Northwest Natural Gas Co	8,164	487				$17,454
ONE Gas Inc	18,571	1,278		Holding Companies - Diversified - 0.00%
South Jersey Industries Inc	22,841	857		Wins Finance Holdings Inc (a)	215	10
Southwest Gas Holdings Inc	16,706	1,399
Spire Inc	122,979	8,431		Home Builders - 0.91%
Vectren Corp	119,925	7,126		AV Homes Inc (a)	15,854	279
WGL Holdings Inc	8,357	689		Beazer Homes USA Inc (a)	5,233	65
		$20,807		CalAtlantic Group Inc	8,410	304
Hand & Machine Tools - 0.85%				Century Communities Inc (a)	16,370	447
Franklin Electric Co Inc	153,141	6,294		Green Brick Partners Inc (a)	17,194	177
Hardinge Inc	14,015	147		Hovnanian Enterprises Inc (a)	21,332	50
Kennametal Inc	43,017	1,789		KB Home	33,533	691
LS Starrett Co/The	5,475	54		LGI Homes Inc (a)	252	8
Milacron Holdings Corp (a)	525	10		M/I Homes Inc	71,369	1,939
Regal Beloit Corp	34,881	2,750		MDC Holdings Inc	74,899	2,323
		$11,044		Meritage Homes Corp (a)	47,234	1,839
				New Home Co Inc/The (a)	6,984	82
Healthcare - Products - 2.15%
Accelerate Diagnostics Inc (a)	318	9		Orleans Homebuilders Inc (a),(b),(c)	7,702	—
Alere Inc (a)	32,133	1,580		PICO Holdings Inc (a)	17,662	284
				Taylor Morrison Home Corp (a)	19,293	446
Analogic Corp	5,618	404
AngioDynamics Inc (a)	48,288	749		TRI Pointe Group Inc (a)	166,755	2,076
AtriCure Inc (a)	1,200	25		UCP Inc (a)	6,285	72
				William Lyon Homes (a)	34,134	750
CONMED Corp	29,679	1,459
CryoLife Inc (a)	4,291	78				$11,832
Cutera Inc (a)	5,940	116		Home Furnishings - 1.10%
Digirad Corp	15,358	72		American Woodmark Corp (a)	83,775	7,699
Exactech Inc (a)	7,995	237		Bassett Furniture Industries Inc	12,427	374
Haemonetics Corp (a)	8,792	368		Daktronics Inc	27,208	257
Halyard Health Inc (a)	27,621	1,091		Ethan Allen Interiors Inc	133,581	3,981
Hanger Inc (a)	4,332	57		Flexsteel Industries Inc	8,769	465
ICU Medical Inc (a)	911	140		Hooker Furniture Corp	14,630	636
Integer Holdings Corp (a)	28,949	1,064		La-Z-Boy Inc	25,713	717
Integra LifeSciences Holdings Corp (a)	115,150	5,293		Stanley Furniture Co Inc	8,033	9
Invacare Corp	33,121	487		VOXX International Corp (a)	21,664	141
K2M Group Holdings Inc (a)	2,825	62				$14,279
LivaNova PLC (a)	300	16		Housewares - 0.06%
Luminex Corp	2,609	49		Libbey Inc	3,444	36
Meridian Bioscience Inc	18,533	274		Lifetime Brands Inc	15,247	293
Merit Medical Systems Inc (a)	15,153	511		NACCO Industries Inc	4,985	422
Misonix Inc (a)	4,366	49				$751

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance - 8.39%				Internet (continued)
Allied World Assurance Co Holdings AG	8,723	$463		Limelight Networks Inc (a)	11,347	$36
Ambac Financial Group Inc (a),(b)	46,851	910		Liquidity Services Inc (a)	11,546	90
American Equity Investment Life Holding Co	112,639	2,672		Meet Group Inc/The (a)	30,046	179
American National Insurance Co	3,728	436		New Media Investment Group Inc	35,338	465
AMERISAFE Inc	575	33		PC-Tel Inc	47	—
Argo Group International Holdings Ltd	51,352	3,387		Perficient Inc (a)	4,033	71
Aspen Insurance Holdings Ltd	219,557	11,493		QuinStreet Inc (a)	6,498	29
Atlantic American Corp	7,236	29		RealNetworks Inc (a)	18,262	84
Atlas Financial Holdings Inc (a)	2,123	27		Reis Inc	8,802	165
Baldwin & Lyons Inc	24,616	603		RetailMeNot Inc (a)	43,060	499
Blue Capital Reinsurance Holdings Ltd	1,235	23		Rightside Group Ltd (a)	1,829	18
Brown & Brown Inc	251,700	10,798		Rubicon Project Inc/The (a)	46,898	268
Citizens Inc/TX (a)	7,450	53		TechTarget Inc (a)	1,856	17
CNO Financial Group Inc	223,843	4,717		TheStreet Inc (a)	28,307	24
Donegal Group Inc	20,407	340		Trade Desk Inc/The (a)	1,103	41
EMC Insurance Group Inc	21,074	604		VASCO Data Security International Inc (a)	574	8
Employers Holdings Inc	38,813	1,553				$6,263
Enstar Group Ltd (a)	1,373	267		Investment Companies - 0.59%
Essent Group Ltd (a)	66,300	2,454		Acacia Research Corp (a)	8,225	45
FBL Financial Group Inc	44,747	2,975		Real Industry Inc (a)	10,718	28
Federated National Holding Co	23,677	380		TCP Capital Corp	447,700	7,655
Fidelity & Guaranty Life	2,120	60				$7,728
First Acceptance Corp (a)	19,254	22
				Iron & Steel - 1.35%
First American Financial Corp	331,592	14,394		AK Steel Holding Corp (a)	56,749	360
Genworth Financial Inc (a)	500,670	2,023
				Allegheny Technologies Inc	13,118	241
Global Indemnity Ltd (a)	18,095	734
				Carpenter Technology Corp	56,548	2,296
Greenlight Capital Re Ltd (a)	16,153	348		Cliffs Natural Resources Inc (a)	49,575	333
Hallmark Financial Services Inc (a)	36,014	379
				Commercial Metals Co	151,163	2,818
Hanover Insurance Group Inc/The	40,798	3,601		Friedman Industries Inc	7,610	47
HCI Group Inc	3,170	151		Reliance Steel & Aluminum Co	127,900	10,081
Heritage Insurance Holdings Inc	33,706	408		Ryerson Holding Corp (a)	2,243	31
Horace Mann Educators Corp	67,972	2,628		Schnitzer Steel Industries Inc	57,815	1,093
Independence Holding Co	17,821	338		Shiloh Industries Inc (a)	16,781	206
Infinity Property & Casualty Corp	9,687	962		Universal Stainless & Alloy Products Inc (a)	6,060	109
Investors Title Co	1,664	297				$17,615
James River Group Holdings Ltd	2,332	102		Leisure Products & Services - 0.18%
Kemper Corp	72,131	2,838		Acushnet Holdings Corp	1,691	31
Kinsale Capital Group Inc	1,024	37		Callaway Golf Co	7,113	84
Maiden Holdings Ltd	91,430	1,129		Camping World Holdings Inc	399	12
MBIA Inc (a)	161,791	1,358
				Drive Shack Inc	16,869	69
MGIC Investment Corp (a)	462,985	4,880
				Escalade Inc	3,571	48
National General Holdings Corp	2,406	55		Intrawest Resorts Holdings Inc (a)	2,657	63
National Security Group Inc/The	369	6		Johnson Outdoors Inc	9,292	338
National Western Life Group Inc	5,879	1,800		Liberty TripAdvisor Holdings Inc (a)	69,936	1,028
Navigators Group Inc/The	44,610	2,412		Vista Outdoor Inc (a)	35,757	699
NMI Holdings Inc (a)	46,091	534
						$2,372
OneBeacon Insurance Group Ltd	10,382	166
				Lodging - 0.34%
Radian Group Inc	272,932	4,607		Belmond Ltd (a)	121,932	1,512
RenaissanceRe Holdings Ltd	59,876	8,513		Caesars Entertainment Corp (a)	9,013	100
RLI Corp	802	46		Century Casinos Inc (a)	5,387	45
Safety Insurance Group Inc	22,778	1,649		Full House Resorts Inc (a)	551	1
Security National Financial Corp (a)	986	7
				ILG Inc	54,788	1,321
Selective Insurance Group Inc	67,912	3,586		La Quinta Holdings Inc (a)	16,124	227
State Auto Financial Corp	41,844	1,124		Marcus Corp/The	26,995	912
State National Cos Inc	4,711	69		Monarch Casino & Resort Inc (a)	1,790	53
Stewart Information Services Corp	14,672	696		Red Lion Hotels Corp (a)	33,701	219
Third Point Reinsurance Ltd (a)	87,742	1,062
						$4,390
Tiptree Inc	4,102	29
Unico American Corp (a)	5,796	59		Machinery - Construction & Mining - 0.24%
				Astec Industries Inc	9,274	588
United Fire Group Inc	38,069	1,675		Babcock & Wilcox Enterprises Inc (a)	33,280	312
United Insurance Holdings Corp	2,502	38
				Hyster-Yale Materials Handling Inc	5,861	352
Universal Insurance Holdings Inc	4,541	118
				Terex Corp	52,727	1,844
		$109,157
						$3,096
Internet - 0.48%
1-800-Flowers.com Inc (a)	3,719	40		Machinery - Diversified - 1.08%
Autobytel Inc (a)	1,381	18		Alamo Group Inc	13,201	1,044
Bankrate Inc (a)	157,125	1,665		Albany International Corp	2,946	144
Blucora Inc (a)	52,293	965		Altra Industrial Motion Corp	1,727	76
Boingo Wireless Inc (a)	2,231	32		Applied Industrial Technologies Inc	23,969	1,534
ChannelAdvisor Corp (a)	5,307	63		Briggs & Stratton Corp	58,562	1,463
				Chart Industries Inc (a)	22,167	809
Chegg Inc (a)	5,531	50
ePlus Inc (a)	11,624	828		Columbus McKinnon Corp/NY	12,262	320
				DXP Enterprises Inc/TX (a)	2,476	90
FTD Cos Inc (a)	29,557	592
				Gencor Industries Inc (a)	6,144	102
Global Sources Ltd (a)	1,752	16

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Machinery - Diversified (continued)				Mining (continued)
Gerber Scientific Inc (a),(b),(c)	56,637	$—		Gold Resource Corp	1,991	$7
Gorman-Rupp Co/The	1,420	41		Hecla Mining Co	427,126	2,328
Hurco Cos Inc	10,977	319		Kaiser Aluminum Corp	4,210	355
Kadant Inc	11,986	745		Materion Corp	25,224	960
Key Technology Inc (a)	1,200	16		Smart Sand Inc (a)	112,024	1,364
Lindsay Corp	184	16		Stillwater Mining Co (a)	85,382	1,535
Manitowoc Co Inc/The (a)	15,280	91		United States Lime & Minerals Inc	320	25
NN Inc	24,456	675				$8,834
SPX FLOW Inc (a)	4,264	154		Miscellaneous Manufacturers - 1.39%
Tennant Co	1,154	85		Actuant Corp	3,670	100
Twin Disc Inc (a)	1,679	33		American Railcar Industries Inc	8,285	348
Zebra Technologies Corp (a)	67,575	6,370		Barnes Group Inc	51,667	2,841
		$14,127		Core Molding Technologies Inc (a)	9,787	194
Media - 1.58%				Fabrinet (a)	4,734	164
AH Belo Corp	19,330	121		Federal Signal Corp	40,617	634
Beasley Broadcast Group Inc	5,597	74		FreightCar America Inc	13,896	181
Cable One Inc	7,700	5,250		Handy & Harman Ltd (a)	576	16
Cumulus Media Inc (a)	10,020	3		Harsco Corp (a)	24,431	318
Entercom Communications Corp	23,057	292		Hillenbrand Inc	328,475	12,121
EW Scripps Co/The (a)	57,113	1,272		LSB Industries Inc (a)	13,282	146
Gannett Co Inc	69,084	578		Lydall Inc (a)	6,082	319
Global Eagle Entertainment Inc (a)	13,936	43		Myers Industries Inc	2,823	46
Gray Television Inc (a)	115,825	1,697		NL Industries Inc (a)	8,567	69
Hemisphere Media Group Inc (a)	680	8		Raven Industries Inc	3,541	110
Houghton Mifflin Harcourt Co (a)	4,801	55		Servotronics Inc (a)	788	8
Liberty Media Corp-Liberty Braves - C Shares	3,504	86		Standex International Corp	871	82
(a)				Synalloy Corp (a)	1,787	23
Liberty Media Corp-Liberty Formula One - A	3,848	130		Tredegar Corp	21,965	376
Shares (a)						$18,096
Liberty Media Corp-Liberty Formula One - C	4,630	162		Office & Business Equipment - 0.01%
Shares (a)				Eastman Kodak Co (a)	9,019	99
McClatchy Co/The (a)	5,247	57
Media General Inc - Rights (a),(b),(c)	48,541	73		Office Furnishings - 0.07%
Meredith Corp	13,130	769		CompX International Inc	630	9
MSG Networks Inc (a)	7,876	197		HNI Corp	2,180	102
New York Times Co/The	73,516	1,062		Interface Inc	23,483	468
Nexstar Media Group Inc	31,540	2,176		Kewaunee Scientific Corp	4,472	104
Radio One Inc (a)	13,448	40		Kimball International Inc	11,778	209
Saga Communications Inc	5,164	265		Virco Manufacturing Corp (a)	4,847	22
Salem Media Group Inc	18,631	142				$914
Scholastic Corp	75,892	3,281		Oil & Gas - 3.24%
Time Inc	40,431	615		Abraxas Petroleum Corp (a)	15,631	29
TiVo Corp	97,575	1,927		Adams Resources & Energy Inc	1,459	59
Townsquare Media Inc (a)	6,145	74
				Alon USA Energy Inc	77,238	934
Tribune Media Co	3,407	125		Atwood Oceanics Inc (a)	97,219	762
tronc Inc (a)	1,987	28		Barnwell Industries Inc (a)	2,755	5
		$20,602		Bill Barrett Corp (a)	80,595	309
Metal Fabrication & Hardware - 1.12%				California Resources Corp (a)	5,212	61
Ampco-Pittsburgh Corp	11,936	174		Callon Petroleum Co (a)	426,100	5,045
Atkore International Group Inc (a)	425,076	11,163		Clayton Williams Energy Inc (a),(c)	716	94
Chicago Rivet & Machine Co	1,070	44		Cobalt International Energy Inc (a)	135,040	53
CIRCOR International Inc	1,996	133		Contango Oil & Gas Co (a)	17,623	126
Eastern Co/The	2,538	70		CVR Energy Inc	4,905	107
Global Brass & Copper Holdings Inc	1,559	56		Delek US Holdings Inc	77,287	1,861
Haynes International Inc	9,982	422		Denbury Resources Inc (a)	42,432	94
Lawson Products Inc/DE (a)	6,858	156		Diamond Offshore Drilling Inc (a)	16,839	243
Mueller Industries Inc	3,823	122		Eclipse Resources Corp (a)	21,859	44
Northwest Pipe Co (a)	6,892	97		EP Energy Corp (a)	6,539	30
Olympic Steel Inc	17,507	394		Erin Energy Corp (a)	4,059	8
Park-Ohio Holdings Corp	2,967	117		EXCO Resources Inc (a)	23,386	11
Perma-Pipe International Holdings Inc (a)	7,216	58		Jones Energy Inc (a)	11,257	22
Rexnord Corp (a)	2,282	56		Laredo Petroleum Inc (a)	552,225	7,102
Sun Hydraulics Corp	322	12		Nabors Industries Ltd	183,757	1,900
TimkenSteel Corp (a)	44,040	664		Noble Corp PLC	222,282	1,067
TriMas Corp (a)	37,706	866		Northern Oil and Gas Inc (a)	9,118	20
		$14,604		Oasis Petroleum Inc (a)	742,384	8,864
Mining - 0.68%				Pacific Drilling SA (a)	4,924	8
Century Aluminum Co (a)	129,123	1,761		Panhandle Oil and Gas Inc	1,402	27
Coeur Mining Inc (a)	5,634	51		Par Pacific Holdings Inc (a)	3,372	55
Fairmount Santrol Holdings Inc (a)	10,979	57		Parker Drilling Co (a)	142,712	236
Ferroglobe PLC	40,457	391		Patterson-UTI Energy Inc	101,677	2,201
Ferroglobe Representation & Warranty	26,533	—		PBF Energy Inc	89,973	2,008
Insurance Trust (a),(b),(c)				PDC Energy Inc (a)	43,493	2,403

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
QEP Resources Inc (a)	3,622	$43		Inotek Pharmaceuticals Corp (a)	295	$1
Ring Energy Inc (a)	6,721	81		Kadmon Holdings Inc (a)	282	1
Rowan Cos PLC (a)	113,439	1,596		Lannett Co Inc (a)	5,583	145
RSP Permian Inc (a)	33,144	1,261		Myovant Sciences Ltd (a)	371	5
Sanchez Energy Corp (a)	7,628	59		Natural Alternatives International Inc (a)	4,296	42
Seadrill Ltd (a)	63,119	44		Natural Grocers by Vitamin Cottage Inc (a)	994	11
SRC Energy Inc (a)	19,819	149		Nature's Sunshine Products Inc	1,659	17
Trecora Resources (a)	1,989	22		Nutraceutical International Corp	14,300	453
Unit Corp (a)	20,181	433		Omega Protein Corp	50,692	1,021
W&T Offshore Inc (a)	7,747	16		Owens & Minor Inc	51,235	1,776
Western Refining Inc	13,964	482		PharMerica Corp (a)	18,938	448
Whiting Petroleum Corp (a)	272,912	2,265		Phibro Animal Health Corp	315	9
		$42,239		Portola Pharmaceuticals Inc (a)	606	24
Oil & Gas Services - 1.29%				PRA Health Sciences Inc (a)	63,750	4,077
Archrock Inc	113,178	1,335		Protagonist Therapeutics Inc (a)	263	3
Bristow Group Inc	41,044	549		Proteostasis Therapeutics Inc (a)	4,222	25
Dawson Geophysical Co (a)	23,962	120		Ra Pharmaceuticals Inc (a)	287	7
Dril-Quip Inc (a)	26,169	1,349		Syros Pharmaceuticals Inc (a)	162	2
Era Group Inc (a)	29,437	375		Tetraphase Pharmaceuticals Inc (a)	5,869	47
Exterran Corp (a)	40,548	1,110		TherapeuticsMD Inc (a)	1,283	7
Forum Energy Technologies Inc (a)	72,783	1,230		Titan Pharmaceuticals Inc (a)	1,172	3
Gulf Island Fabrication Inc	14,857	148		Voyager Therapeutics Inc (a)	1,091	11
Helix Energy Solutions Group Inc (a)	90,458	553		Zafgen Inc (a)	3,500	17
Independence Contract Drilling Inc (a)	21,208	98				$8,951
Mammoth Energy Services Inc (a)	1,480	28		Pipelines - 0.16%
Matrix Service Co (a)	23,528	276		SemGroup Corp	63,909	2,128
McDermott International Inc (a)	490,802	3,210
Mitcham Industries Inc (a)	12,775	61		Private Equity - 0.01%
MRC Global Inc (a)	16,248	296		BBX Capital Corp	9,579	65
Natural Gas Services Group Inc (a)	14,551	398		Fifth Street Asset Management Inc	1,769	8
Newpark Resources Inc (a)	70,762	541		Kennedy-Wilson Holdings Inc	4,937	101
NOW Inc (a)	17,939	305				$174
Oceaneering International Inc	27,043	714		Real Estate - 0.29%
Oil States International Inc (a)	58,030	1,727		Alexander & Baldwin Inc	31,059	1,429
PHI Inc (a)	30,181	355		California Coastal Communities Inc (a),(b),(c)	9,672	—
Pioneer Energy Services Corp (a)	75,711	231		Community Healthcare Trust Inc	2,125	53
SAExploration Holdings Inc (a)	2,900	16		Consolidated-Tomoka Land Co	154	8
SEACOR Holdings Inc (a)	21,760	1,429		Farmland Partners Inc	4,124	45
Seventy Seven Energy Inc (a),(b),(c)	16,216	—		Forestar Group Inc (a)	38,913	551
Seventy Seven Energy Inc - Warrants B	811	—		FRP Holdings Inc (a)	1,642	70
(a),(b),(c)
				Griffin Industrial Realty Inc	1,069	32
Seventy Seven Energy Inc - Warrants C	901	—		RE/MAX Holdings Inc	22,773	1,346
(a),(b),(c)
				RMR Group Inc/The	502	27
Tesco Corp (a)	18,599	122		St Joe Co/The (a)	9,710	170
TETRA Technologies Inc (a)	6,707	22		Stratus Properties Inc	2,638	79
Thermon Group Holdings Inc (a)	5,013	103				$3,810
Willbros Group Inc (a)	29,200	80
				REITS - 3.89%
		$16,781		Acadia Realty Trust	7,639	222
Packaging & Containers - 3.10%				AG Mortgage Investment Trust Inc	21,879	414
Berry Global Group Inc (a)	101,075	5,054		Agree Realty Corp	4,943	240
Graphic Packaging Holding Co	821,750	11,159		Alexander's Inc	157	68
Greif Inc - Class A	50,129	2,938		Altisource Residential Corp	6,252	90
Greif Inc - Class B	1,495	100		American Assets Trust Inc	26,144	1,120
KapStone Paper and Packaging Corp	37,326	788		Anworth Mortgage Asset Corp	98,536	577
Multi Packaging Solutions International Ltd (a)	458,175	8,224		Apollo Commercial Real Estate Finance Inc	51,994	1,003
Multi-Color Corp	95,575	7,340		Ares Commercial Real Estate Corp	51,960	719
Silgan Holdings Inc	76,601	4,644		Armada Hoffler Properties Inc	916	13
UFP Technologies Inc (a)	4,144	111		ARMOUR Residential REIT Inc	10,698	258
		$40,358		Ashford Hospitality Prime Inc	84,403	893
Pharmaceuticals - 0.69%				Ashford Hospitality Trust Inc	31,888	199
Adamas Pharmaceuticals Inc (a)	1,198	20		Bluerock Residential Growth REIT Inc	3,871	48
Akebia Therapeutics Inc (a)	3,775	50		Capstead Mortgage Corp	11,414	127
Amphastar Pharmaceuticals Inc (a)	1,963	30		CatchMark Timber Trust Inc	11,646	136
Anika Therapeutics Inc (a)	465	21		CBL & Associates Properties Inc	129,942	1,202
Array BioPharma Inc (a)	23,616	205		Cedar Realty Trust Inc	13,484	73
BioScrip Inc (a)	17,084	26		Chatham Lodging Trust	9,019	174
Cara Therapeutics Inc (a)	2,718	43		Chesapeake Lodging Trust	57,460	1,339
Chimerix Inc (a)	6,400	38		City Office REIT Inc	1,338	17
Cidara Therapeutics Inc (a)	2,107	16		Colony Starwood Homes	11,782	407
Concert Pharmaceuticals Inc (a)	1,436	23		CorEnergy Infrastructure Trust Inc	2,005	73
Enanta Pharmaceuticals Inc (a)	2,405	76		Cousins Properties Inc	58,874	500
Ignyta Inc (a)	1,410	12		CYS Investments Inc	59,076	504
Impax Laboratories Inc (a)	17,012	239		DiamondRock Hospitality Co	70,250	774

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				REITS (continued)
DuPont Fabros Technology Inc	770	$40		Xenia Hotels & Resorts Inc	20,388	$356
Dynex Capital Inc	28,335	196				$50,655
Easterly Government Properties Inc	5,303	107		Retail - 3.44%
EastGroup Properties Inc	1,795	140		Abercrombie & Fitch Co	125,569	1,505
Education Realty Trust Inc	7,787	302		American Eagle Outfitters Inc	4,455	63
FelCor Lodging Trust Inc	17,611	137		America's Car-Mart Inc/TX (a)	1,340	50
First Industrial Realty Trust Inc	24,952	702		Ascena Retail Group Inc (a)	194,755	761
First Potomac Realty Trust	19,433	214		At Home Group Inc (a)	939	16
Four Corners Property Trust Inc	22,699	530		Barnes & Noble Education Inc (a)	47,743	497
Franklin Street Properties Corp	20,746	252		Barnes & Noble Inc	94,009	804
GEO Group Inc/The	16,603	553		Big 5 Sporting Goods Corp	23,944	369
Getty Realty Corp	48,230	1,234		Biglari Holdings Inc (a)	389	166
Gladstone Commercial Corp	3,904	87		BJ's Restaurants Inc (a)	315	14
Global Net Lease Inc	8,144	192		BMC Stock Holdings Inc (a)	6,338	148
Government Properties Income Trust	8,561	183		Boot Barn Holdings Inc (a)	4,947	52
Gramercy Property Trust	22,882	636		Buckle Inc/The	3,120	58
Great Ajax Corp	2,835	39		Build-A-Bear Workshop Inc (a)	11,346	118
Healthcare Realty Trust Inc	13,848	454		Cabela's Inc (a)	6,998	382
Hersha Hospitality Trust	4,427	82		Caleres Inc	23,941	690
Hudson Pacific Properties Inc	81,929	2,816		Carrols Restaurant Group Inc (a)	949	13
Independence Realty Trust Inc	9,212	85		Cato Corp/The	9,460	214
InfraREIT Inc	24,210	463		Chico's FAS Inc	27,027	374
Invesco Mortgage Capital Inc	60,109	980		Christopher & Banks Corp (a)	10,696	13
Investors Real Estate Trust	14,443	85		Citi Trends Inc	16,334	307
Kite Realty Group Trust	18,501	377		Conn's Inc (a)	3,547	62
LaSalle Hotel Properties	79,640	2,274		Container Store Group Inc/The (a)	4,075	17
Lexington Realty Trust	43,396	441		Cracker Barrel Old Country Store Inc	116	19
Life Storage Inc	2,695	211		Del Frisco's Restaurant Group Inc (a)	23,614	406
LTC Properties Inc	1,662	79		Del Taco Restaurants Inc (a)	38,448	506
Mack-Cali Realty Corp	36,699	993		Denny's Corp (a)	17,588	223
MedEquities Realty Trust Inc	2,232	26		Destination XL Group Inc (a)	2,134	5
Medical Properties Trust Inc	34,295	448		Dillard's Inc	20,986	1,162
Monmouth Real Estate Investment Corp	13,142	197		DineEquity Inc	882	50
Monogram Residential Trust Inc	20,531	209		DSW Inc	15,953	329
MTGE Investment Corp	6,887	123		El Pollo Loco Holdings Inc (a)	8,823	111
National Storage Affiliates Trust	182,537	4,472		Express Inc (a)	12,715	110
New Residential Investment Corp	188,910	3,149		EZCORP Inc (a)	109,161	987
New Senior Investment Group Inc	9,099	95		Finish Line Inc/The	26,944	426
New York Mortgage Trust Inc	13,149	84		FirstCash Inc	167,038	8,677
NexPoint Residential Trust Inc	2,981	72		Fogo De Chao Inc (a)	1,180	20
NorthStar Realty Europe Corp	8,609	100		Fred's Inc	34,703	511
One Liberty Properties Inc	2,401	58		Gaia Inc (a)	2,247	25
Orchid Island Capital Inc	4,103	44		GameStop Corp	47,109	1,069
Outfront Media Inc	160,000	4,186		Genesco Inc (a)	21,472	1,144
Owens Realty Mortgage Inc	1,771	32		GMS Inc (a)	49,725	1,798
Parkway Inc	5,044	102		Group 1 Automotive Inc	64,753	4,464
Pebblebrook Hotel Trust	8,630	257		Guess? Inc	79,539	888
Pennsylvania Real Estate Investment Trust	23,362	323		Haverty Furniture Cos Inc	20,467	504
PennyMac Mortgage Investment Trust	18,487	331		Hibbett Sports Inc (a)	897	23
Physicians Realty Trust	9,079	178		J Alexander's Holdings Inc (a)	2,430	27
Preferred Apartment Communities Inc	4,366	62		Jack in the Box Inc	1,359	139
PS Business Parks Inc	1,175	143		JC Penney Co Inc (a)	7,198	39
Ramco-Gershenson Properties Trust	63,106	841		Kirkland's Inc (a)	7,490	88
Redwood Trust Inc	28,108	480		Kona Grill Inc (a)	3,577	20
Resource Capital Corp	34,303	321		Luby's Inc (a)	28,408	84
Retail Opportunity Investments Corp	5,657	117		Lumber Liquidators Holdings Inc (a)	4,083	100
Rexford Industrial Realty Inc	4,824	120		MarineMax Inc (a)	21,778	443
RLJ Lodging Trust	41,016	881		Movado Group Inc	38,064	890
Sabra Health Care REIT Inc	50,115	1,363		New York & Co Inc (a)	6,083	10
Saul Centers Inc	237	14		Noodles & Co (a)	474	3
Select Income REIT	32,662	818		Office Depot Inc	469,659	2,334
Seritage Growth Properties	2,999	124		Party City Holdco Inc (a)	4,871	78
Silver Bay Realty Trust Corp	3,973	85		PC Connection Inc	36,155	1,039
STORE Capital Corp	20,635	495		PCM Inc (a)	12,431	313
Summit Hotel Properties Inc	53,516	885		Penske Automotive Group Inc	26,713	1,274
Sunstone Hotel Investors Inc	63,199	941		Perfumania Holdings Inc (a)	3,407	4
Terreno Realty Corp	24,624	761		Pier 1 Imports Inc	43,995	297
Tier REIT Inc	5,693	99		Red Robin Gourmet Burgers Inc (a)	7,196	423
UMH Properties Inc	3,177	51		Regis Corp (a)	53,934	589
Urstadt Biddle Properties Inc	3,981	78		RH (a)	4,699	225
Washington Prime Group Inc	17,653	155		Ruby Tuesday Inc (a)	72,099	184
Washington Real Estate Investment Trust	20,253	642		Rush Enterprises Inc - Class A (a)	35,481	1,339
Western Asset Mortgage Capital Corp	19,589	206		Rush Enterprises Inc - Class B (a)	12,982	450
Whitestone REIT	4,508	57		Ruth's Hospitality Group Inc	4,890	97

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Semiconductors - 3.93%
Sears Holdings Corp (a)	1,449	$15		Advanced Micro Devices Inc (a)	150,538	$2,002
Shoe Carnival Inc	19,655	499		Alpha & Omega Semiconductor Ltd (a)	25,470	422
Sonic Automotive Inc	34,763	682		Ambarella Inc (a)	2,313	130
Sportsman's Warehouse Holdings Inc (a)	699	3		Amkor Technology Inc (a)	262,661	3,094
Stage Stores Inc	35,676	103		Axcelis Technologies Inc (a)	13,031	251
Stein Mart Inc	15,638	39		AXT Inc (a)	28,654	193
Tailored Brands Inc	4,071	50		Brooks Automation Inc	92,387	2,334
Tilly's Inc	15,844	152		Cabot Microelectronics Corp	10,433	817
Trans World Entertainment Corp (a)	33,798	64		Cavium Inc (a)	972	67
Tuesday Morning Corp (a)	40,502	132		Cohu Inc	38,583	722
Vera Bradley Inc (a)	35,855	328		Diodes Inc (a)	45,142	1,055
Vitamin Shoppe Inc (a)	20,435	395		DSP Group Inc (a)	33,194	414
West Marine Inc	34,567	379		EMCORE Corp	4,450	40
World Fuel Services Corp	23,899	880		Entegris Inc (a)	10,056	249
Zumiez Inc (a)	23,639	424		Exar Corp (a)	5,546	72
		$44,784		FormFactor Inc (a)	42,342	470
Savings & Loans - 3.52%				Integrated Device Technology Inc (a)	206,825	4,962
Astoria Financial Corp	114,378	2,332		InvenSense Inc (a)	9,888	127
Atlantic Coast Financial Corp (a)	210	2		IXYS Corp	43,368	605
Banc of California Inc	16,516	358		Kulicke & Soffa Industries Inc (a)	79,205	1,768
Bank Mutual Corp	43,543	400		MaxLinear Inc (a)	193,425	5,383
BankFinancial Corp	41,121	608		Mellanox Technologies Ltd (a)	99,400	4,692
Bear State Financial Inc	3,895	37		MKS Instruments Inc	45,540	3,564
Beneficial Bancorp Inc	90,223	1,444		Nanometrics Inc (a)	16,356	516
Berkshire Hills Bancorp Inc	59,260	2,222		Photronics Inc (a)	125,166	1,439
BofI Holding Inc (a)	473	11		Power Integrations Inc	705	47
Brookline Bancorp Inc	86,203	1,254		Rambus Inc (a)	9,800	123
BSB Bancorp Inc/MA (a)	1,400	41		Richardson Electronics Ltd/United States	11,891	71
Capitol Federal Financial Inc	82,007	1,200		Rudolph Technologies Inc (a)	39,015	956
Charter Financial Corp/MD	21,661	397		Semtech Corp (a)	1,135	39
Citizens Community Bancorp Inc/WI	2,250	32		Sigma Designs Inc (a)	32,966	204
Clifton Bancorp Inc	25,823	432		Silicon Laboratories Inc (a)	166,500	11,846
Dime Community Bancshares Inc	88,999	1,731		Ultra Clean Holdings Inc (a)	32,463	625
Eagle Bancorp Montana Inc	111	2		Ultratech Inc (a)	25,253	771
ESSA Bancorp Inc	8,806	134		Veeco Instruments Inc (a)	19,726	651
EverBank Financial Corp	28,910	563		Xcerra Corp (a)	36,202	355
First Defiance Financial Corp	11,783	631		Xperi Corp	2,031	68
First Financial Northwest Inc	9,548	150				$51,144
Flagstar Bancorp Inc (a)	95,875	2,803		Software - 2.14%
Flushing Financial Corp	45,951	1,355		Actua Corp (a)	5,532	77
Greene County Bancorp Inc	625	15		Acxiom Corp (a)	7,243	209
Hingham Institution for Savings	147	26		Allscripts Healthcare Solutions Inc (a)	86,941	1,041
HMN Financial Inc (a)	2,080	36		Avid Technology Inc (a)	2,506	14
Home Bancorp Inc	4,381	163		Bazaarvoice Inc (a)	15,532	73
HomeStreet Inc (a)	35,858	932		Blackline Inc (a)	458	15
HomeTrust Bancshares Inc (a)	10,319	258		Bottomline Technologies de Inc (a)	627	15
HopFed Bancorp Inc	3,929	58		BroadSoft Inc (a)	125,100	4,804
Investors Bancorp Inc	70,001	970		CommerceHub Inc - Series A (a)	138,475	2,216
Magyar Bancorp Inc (a)	400	5		Cotiviti Holdings Inc (a)	158,937	6,642
Meridian Bancorp Inc	62,773	1,101		Coupa Software Inc (a)	420	12
Meta Financial Group Inc	978	83		Digi International Inc (a)	59,604	740
MutualFirst Financial Inc	6,343	209		Dun & Bradstreet Corp/The	21,550	2,362
Northeast Community Bancorp Inc	2,697	23		Everbridge Inc (a)	395	9
Northfield Bancorp Inc	68,144	1,253		Evolent Health Inc (a)	2,601	60
Northwest Bancshares Inc	128,710	2,077		InnerWorkings Inc (a)	13,143	139
OceanFirst Financial Corp	7,265	201		Inseego Corp (a)	4,845	10
Oritani Financial Corp	47,676	808		Manhattan Associates Inc (a)	60,275	2,814
Pacific Premier Bancorp Inc (a)	197,537	7,220		ManTech International Corp/VA	31,014	1,101
Provident Financial Holdings Inc	15,774	303		MicroStrategy Inc (a)	534	102
Provident Financial Services Inc	99,695	2,562		Park City Group Inc (a)	271	3
Prudential Bancorp Inc	7,541	135		PDF Solutions Inc (a)	461	9
Riverview Bancorp Inc	28,105	204		pdvWireless Inc (a)	1,495	38
SI Financial Group Inc	3,934	59		Progress Software Corp	19,353	575
Southern Missouri Bancorp Inc	1,120	37		QAD Inc	1,508	46
Sterling Bancorp/DE	86,865	2,020		Quality Systems Inc (a)	410	6
Territorial Bancorp Inc	12,835	398		Rosetta Stone Inc (a)	1,030	12
Timberland Bancorp Inc/WA	7,281	161		Synchronoss Technologies Inc (a)	18,948	303
United Community Financial Corp/OH	32,658	279		Tabula Rasa HealthCare Inc (a)	440	6
United Financial Bancorp Inc	43,433	750		Verint Systems Inc (a)	84,417	3,317
Washington Federal Inc	131,387	4,429		Zynga Inc (a)	381,017	1,101
Waterstone Financial Inc	35,261	670				$27,871
Wayne Savings Bancshares Inc	1,380	25		Storage & Warehousing - 0.11%
WSFS Financial Corp	3,453	163		Mobile Mini Inc	40,403	1,160
		$45,772

See accompanying notes

Schedule of Investments
		SmallCap Value Fund II
		April 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Storage & Warehousing (continued)				Transportation (continued)
Wesco Aircraft Holdings Inc (a)	24,313	$295		Frontline Ltd/Bermuda	11,645	$77
		$1,455		GasLog Ltd	27,658	387
Supranational Bank - 0.02%				Gener8 Maritime Inc (a)	6,496	35
Banco Latinoamericano de Comercio Exterior	11,291	324		Genesee & Wyoming Inc (a)	102,271	6,929
SA				Golar LNG Ltd	11,574	295
				Golden Ocean Group Ltd (a)	1,481	11
Telecommunications - 1.17%				Hornbeck Offshore Services Inc (a)	41,220	141
ADTRAN Inc	37,569	752		Hub Group Inc (a)	19,583	766
Alaska Communications Systems Group Inc(a)	6,092	14		International Seaways Inc (a)	44,954	868
				Kirby Corp (a)	14,333	1,012
ATN International Inc	10,691	740		Knight Transportation Inc	560	19
Aviat Networks Inc (a)	1,548	26		Marten Transport Ltd	39,847	988
Aware Inc/MA (a)	17,409	84		Matson Inc	17,264	547
Black Box Corp	17,529	174		Navios Maritime Acquisition Corp	15,784	27
Calix Inc (a)	30,181	202		Nordic American Tankers Ltd	11,744	97
Cincinnati Bell Inc (a)	18,121	342		Overseas Shipholding Group Inc (a)	144,017	524
Communications Systems Inc	8,832	38		PAM Transportation Services Inc (a)	5,777	108
Comtech Telecommunications Corp	24,689	346		Patriot Transportation Holding Inc (a)	320	7
Consolidated Communications Holdings Inc	3,146	74		Radiant Logistics Inc (a)	3,847	23
DigitalGlobe Inc (a)	58,094	1,871		Roadrunner Transportation Systems Inc (a)	35,662	239
FairPoint Communications Inc (a)	686	12		Saia Inc (a)	25,108	1,209
Finisar Corp (a)	91,177	2,082		Scorpio Bulkers Inc (a)	8,670	65
General Communication Inc (a)	2,909	109		Scorpio Tankers Inc	213,971	942
Globalstar Inc (a)	23,294	44		Ship Finance International Ltd	34,051	479
Harmonic Inc (a)	43,366	252		Teekay Corp	7,998	69
Hawaiian Telcom Holdco Inc (a)	5,754	146		Teekay Tankers Ltd	122,685	252
IDT Corp - Class B	1,205	18		Tidewater Inc (a)	7,419	7
Infinera Corp (a)	6,177	61		Universal Logistics Holdings Inc	710	10
Intelsat SA (a)	5,052	15		USA Truck Inc (a)	9,074	61
Iridium Communications Inc (a)	109,850	1,165		Werner Enterprises Inc	69,031	1,884
KVH Industries Inc (a)	13,758	110		XPO Logistics Inc (a)	11,805	583
Lumos Networks Corp (a)	8,389	150		YRC Worldwide Inc (a)	4,175	45
NeoPhotonics Corp (a)	12,095	93				$23,389
NETGEAR Inc (a)	42,952	2,025		Trucking & Leasing - 0.35%
NII Holdings Inc (a)	7,064	6		GATX Corp	56,370	3,377
Numerex Corp (a)	1,822	8		Greenbrier Cos Inc/The	23,819	1,035
Oclaro Inc (a)	1,726	14		Willis Lease Finance Corp (a)	7,316	166
Optical Cable Corp (a)	8,872	27				$4,578
ORBCOMM Inc (a)	842	8		Water - 0.17%
Preformed Line Products Co	2,497	132		American States Water Co	20,082	894
RF Industries Ltd	300	—		Artesian Resources Corp	11,701	449
RigNet Inc (a)	2,069	41		California Water Service Group	2,336	84
ShoreTel Inc (a)	51,408	337		Connecticut Water Service Inc	3,355	180
Silicom Ltd	742	40		Consolidated Water Co Ltd	14,307	169
Sonus Networks Inc (a)	11,499	88		Middlesex Water Co	446	17
Spok Holdings Inc	22,999	413		SJW Group	4,220	206
Telenav Inc (a)	5,118	45		York Water Co/The	6,769	254
Telephone & Data Systems Inc	80,879	2,221				$2,253
TESSCO Technologies Inc	2,082	29		TOTAL COMMON STOCKS		$1,237,824
United States Cellular Corp (a)	4,732	185
				INVESTMENT COMPANIES - 5.15%	Shares Held	Value (000's)
ViaSat Inc (a)	787	50
Viavi Solutions Inc (a)	28,433	284		Money Market Funds - 5.15%
				Cash Account Trust - Government & Agency	1,182,198	1,182
Vonage Holdings Corp (a)	20,385	137
				Portfolio - Government Cash Managed
West Corp	4,415	118		First American Government Obligations Fund	65,816,695	65,817
Windstream Holdings Inc	23,830	132				$66,999
		$15,260		TOTAL INVESTMENT COMPANIES		$66,999
Textiles - 0.05%				Total Investments		$1,304,823
Dixie Group Inc/The (a)	12,240	46
				Other Assets and Liabilities - (0.24)%		$(3,145)
UniFirst Corp/MA	4,298	598
				TOTAL NET ASSETS - 100.00%		$1,301,678
		$644
Toys, Games & Hobbies - 0.01%
JAKKS Pacific Inc (a)	28,247	138
				(a) Non-Income Producing Security
				(b)		Security is Illiquid. At the end of the period, the value of these securities
Transportation - 1.80%				totaled $983 or 0.08% of net assets.
Air Transport Services Group Inc (a)	41,168	757
				(c)		Fair value of these investments is determined in good faith by the Manager
ArcBest Corp	31,294	828		under procedures established and periodically reviewed by the Board of
Ardmore Shipping Corp	15,686	122		Directors. Certain inputs used in the valuation may be unobservable;
Atlas Air Worldwide Holdings Inc (a)	31,539	1,830
				however, each security is evaluated individually for purposes of ASC 820
Celadon Group Inc	27,695	110		which results in not all securities being identified as Level 3 of the fair
Costamare Inc	15,440	104		value hierarchy. At the end of the period, the fair value of these securities
Covenant Transportation Group Inc (a)	15,565	292
				totaled $167 or 0.01% of net assets.
DHT Holdings Inc	73,858	354
Dorian LPG Ltd (a)	31,467	286

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		31.65%
Industrial		17.43%
Consumer, Non-cyclical		11.82%
Consumer, Cyclical		9.72%
Technology		8.69%
Energy		5.17%
Investment Companies		5.15%
Basic Materials		3.90%
Utilities		3.45%
Communications		3.24%
Government		0.02%
Diversified		0.00%
Other Assets and Liabilities		(0.24)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2017	Long	892	$61,166	$62,369	$1,203
Total					$1,203

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
BONDS- 0.42%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
U.S. Municipals - 0.42%				California (continued)
Oglala Sioux Tribe				Golden State Tobacco Securitization
5.75%, 10/01/2025(a),(b)	$1,500	$1,511		Corp (continued)
				5.75%, 06/01/2047	$11,325	$11,351
TOTAL BONDS		$1,511		Golden State Tobacco Securitization
	Principal			Corp (credit support from GOLDEN ST TOB
MUNICIPAL BONDS - 101.21%	Amount (000's)	Value(000	's)	SECURITIZATION)
				5.00%, 06/01/2033 (c)	1,000	1,005
Alabama - 3.11%
Auburn University				Golden State Tobacco Securitization
5.00%, 06/01/2038	$555	$580		Corp (credit support from ST APPROP)
				5.00%, 06/01/2033 (c)	1,170	1,325
5.00%, 06/01/2038	945	987
Birmingham Airport Authority (credit support				Lancaster Redevelopment Agency Successor
from AGM)				Agency
5.25%, 07/01/2030(c)	1,000	1,099		6.50%, 08/01/2029	580	650
Lower Alabama Gas District/The				Los Angeles Department of Water & Power
5.00%, 09/01/2034	6,500	7,583		Power System Revenue
Selma Industrial Development Board				5.25%, 07/01/2038	1,000	1,050
6.25%, 11/01/2033	700	772		Los Angeles Unified School District/CA
		$11,021		5.00%, 07/01/2029	1,000	1,083
Alaska - 0.47%				Metropolitan Water District of Southern
Borough of Matanuska-Susitna AK (credit				California
support from AGC)				5.00%, 07/01/2029	1,150	1,244
5.50%, 09/01/2023(c)	1,500	1,651		Morongo Band of Mission Indians/The
				6.50%, 03/01/2028 (b)	500	517
Arizona - 2.06%				Oakland Unified School District/Alameda
Arizona Department of Transportation State				County
Highway Fund Revenue				5.00%, 08/01/2034	2,210	2,540
5.00%, 07/01/2026	1,500	1,572		Port of Los Angeles
City of Phoenix Civic Improvement Corp				5.00%, 08/01/2031	1,240	1,339
5.00%, 07/01/2034	1,000	1,084		Richmond Joint Powers Financing Authority
Navajo Nation				6.25%, 07/01/2024	1,000	1,101
5.50%, 12/01/2030(b)	1,240	1,353		Riverside Community Properties Development
Salt Verde Financial Corp				Inc
5.00%, 12/01/2032	2,855	3,288		6.00%, 10/15/2038	1,150	1,348
				Sacramento Area Flood Control
		$7,297
				Agency (credit support from BAM)
California - 19.39%				5.00%, 10/01/2039 (c)	1,340	1,500
Alum Rock Union Elementary School
				San Diego Unified School District/CA
District				0.00%, 07/01/2032 (e)	5,000	2,875
5.25%, 08/01/2043	1,000	1,143
				Southern California Public Power Authority
Bay Area Toll Authority
				5.25%, 07/01/2028	1,000	1,153
5.00%, 04/01/2034	2,500	2,690
				University of California
California Educational Facilities Authority
5.00%, 12/29/2015(d)	8,190	8,736		5.00%, 05/15/2037	1,500	1,703
5.00%, 01/01/2038(d)	478	490		5.75%, 05/15/2025	1,380	1,512
5.00%, 01/01/2038(d)	1,179	1,212		West Contra Costa Unified School District
5.00%, 10/01/2038(d)	2,700	2,861		5.25%, 08/01/2033	1,000	1,160
						$68,647
California Health Facilities Financing
Authority				Colorado - 1.67%
5.00%, 11/15/2046(d)	1,691	1,876		Centerra Metropolitan District No 1
California Pollution Control Financing				5.00%, 12/01/2037	2,500	2,517
Authority				Denver Convention Center Hotel Authority
4.30%, 07/01/2040	2,000	2,035		5.00%, 12/01/2036	1,000	1,099
California Statewide Communities				Platte River Power Authority
Development Authority				5.00%, 06/01/2026	1,135	1,227
5.00%, 12/01/2036(b)	4,500	4,794		Regional Transportation District
6.25%, 11/15/2019(b)	300	318		6.00%, 01/15/2041	450	497
6.63%, 11/15/2024(b)	500	556		6.50%, 01/15/2030	500	561
California Statewide Communities						$5,901
Development Authority (credit support from				Connecticut - 1.96%
FHA INS)				Mohegan Tribal Finance Authority
6.63%, 08/01/2029(c)	890	1,000		7.00%, 02/01/2045 (b)	5,500	5,742
California Statewide Communities				State of Connecticut (credit support from
Development Authority (credit support from				ACA)
				6.60%, 07/01/2024 (c)	1,215	1,219
GNMA COLL)
4.90%, 07/20/2039(c)	500	526				$6,961
City of Los Angeles Department of Airports				District of Columbia - 1.81%
5.00%, 05/15/2035	1,500	1,648		District of Columbia
City of Vernon CA Electric System Revenue				5.00%, 12/01/2023	1,785	1,956
5.13%, 08/01/2021	320	340		5.00%, 12/01/2024	715	783
5.13%, 08/01/2021	545	586		6.38%, 10/01/2034	1,000	1,124
Golden State Tobacco Securitization Corp				District of Columbia Water & Sewer
5.30%, 06/01/2037	2,700	2,732		Authority (credit support from AGM)
5.75%, 06/01/2047	645	648		5.50%, 10/01/2017 (c)	500	510

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
District of Columbia (continued)				Illinois (continued)
District of Columbia Water & Sewer				Metropolitan Pier & Exposition
Authority (credit support from AGM-CR				Authority (credit support from NATL)
NATL)				5.50%, 06/15/2029 (c)	$2,410	$2,882
5.50%, 10/01/2041(c)	$2,000	$2,040		Metropolitan Water Reclamation District of
		$6,413		Greater Chicago
Florida - 1.55%				5.00%, 12/01/2028	5,000	5,904
City of Lakeland FL Department of Electric				State of Illinois
Utilities				5.50%, 07/01/2027	3,410	3,632
5.25%, 10/01/2036	1,000	1,260		United City of Yorkville IL
County of Miami-Dade FL Aviation				5.75%, 03/01/2028	500	499
Revenue (credit support from AGC)						$54,702
5.25%, 10/01/2033(c)	525	556		Indiana - 1.05%
5.25%, 10/01/2033(c)	1,475	1,550		Indiana Finance Authority
Escambia County Health Facilities				5.00%, 10/01/2044	700	752
Authority (credit support from AMBAC)				5.38%, 11/01/2032	1,000	1,056
5.95%, 07/01/2020(c)	10	11		Indiana Municipal Power Agency
School Board of Miami-Dade				6.00%, 01/01/2039	1,000	1,082
County/The (credit support from AGC)				Town of Shoals IN
5.25%, 05/01/2028(c)	2,000	2,087		7.25%, 11/01/2043	700	800
		$5,464				$3,690
Georgia - 0.32%				Iowa- 0.36%
City of Atlanta GA Water & Wastewater				City of Altoona IA (credit support from CITY
Revenue				APPROP)
6.00%, 11/01/2027	1,000	1,121		5.75%, 06/01/2031 (c)	1,200	1,263

Idaho- 0.68%				Kansas - 0.31%
Idaho Health Facilities Authority				Kansas Development Finance Authority
6.65%, 02/15/2021	2,000	2,396		5.50%, 11/15/2029	1,000	1,094

Illinois - 15.45%				Kentucky - 1.65%
Chicago O'Hare International Airport				Kentucky Economic Development Finance
5.00%, 01/01/2033	2,000	2,253		Authority
5.25%, 01/01/2036	2,000	2,315		5.38%, 08/15/2024	1,000	1,048
City of Chicago IL				5.63%, 08/15/2027	1,000	1,046
5.00%, 01/01/2034	3,000	2,878		Kentucky Economic Development Finance
5.25%, 01/01/2029	2,000	2,000		Authority (credit support from AGC)
6.00%, 01/01/2038	2,965	3,100		6.00%, 12/01/2033 (c)	1,000	1,041
7.13%, 03/15/2022	300	293		Kentucky State Property & Building
7.46%, 02/15/2026	675	477		Commission (credit support from AGC)
City of Chicago IL Wastewater Transmission				5.25%, 02/01/2025 (c)	885	950
Revenue				5.25%, 02/01/2025 (c)	115	123
5.00%, 01/01/2030	1,000	1,099		Paducah Electric Plant Board (credit support
5.00%, 01/01/2032	1,000	1,086		from AGC)
5.00%, 01/01/2033	2,000	2,163		5.25%, 10/01/2035 (c)	1,500	1,619
City of Chicago IL Wastewater Transmission						$5,827
Revenue (credit support from BHAC)				Louisiana - 2.58%
5.50%, 01/01/2038(c)	1,000	1,024		Lafayette Public Trust Financing
City of Chicago IL Waterworks Revenue				Authority (credit support from AGM)
5.00%, 11/01/2028	1,000	1,107		5.25%, 10/01/2030 (c)	1,000	1,132
Gilberts Special Service Area No 24/IL				Louisiana Public Facilities Authority
5.38%, 03/01/2034	292	245		8.00%, 07/01/2039	1,000	380
Huntley Special Service Area No				8.38%, 07/01/2039	600	204
10/IL (credit support from AGC)				Louisiana Public Facilities Authority (credit
5.10%, 03/01/2029(c)	993	996		support from FNMA)
Illinois Finance Authority				0.00%, 12/01/2019 (c),(e)	1,500	1,450
5.00%, 11/01/2030	1,000	1,105		New Orleans Aviation Board (credit support
5.00%, 02/15/2036	1,000	1,057		from AGC)
5.38%, 08/15/2024	500	546		6.00%, 01/01/2023 (c)	1,000	1,076
5.50%, 08/01/2037	1,000	1,012		Parish of St John the Baptist LA
5.75%, 08/15/2030	1,050	1,152		5.13%, 06/01/2037	4,865	4,877
5.75%, 11/15/2037	1,500	1,540				$9,119
6.00%, 03/01/2038	1,540	1,680		Maryland - 0.65%
6.25%, 11/15/2035	350	384		Maryland Economic Development Corp
6.25%, 11/15/2035	650	732		5.00%, 03/31/2041	1,000	1,087
6.50%, 11/01/2038	1,000	1,083		5.75%, 06/01/2035	545	585
7.00%, 02/15/2018	100	104		Maryland Health & Higher Educational
7.25%, 11/01/2038	1,000	1,094		Facilities Authority
Illinois State Toll Highway Authority				6.00%, 07/01/2041	500	594
5.00%, 12/01/2032	5,200	5,942				$2,266
5.00%, 01/01/2040(d)	2,000	2,224
				Massachusetts - 2.33%
5.25%, 01/01/2030	1,000	1,094		Massachusetts Bay Transportation Authority
				5.25%, 07/01/2028	2,000	2,518

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Massachusetts (continued)				New Jersey (continued)
Massachusetts Development Finance Agency				New Jersey Transportation Trust Fund
5.75%, 12/01/2042	$1,000	$1,092		Authority (continued)
Massachusetts Educational Financing				5.25%, 06/15/2034	$2,250	$2,329
Authority						$11,099
4.90%, 07/01/2028	2,450	2,559		New York - 9.30%
Massachusetts Health & Educational Facilities				Brooklyn Arena Local Development Corp
Authority (credit support from GO OF UNIV)				6.38%, 07/15/2043	1,400	1,593
5.00%, 07/01/2038(c)	1,000	1,007		Hudson Yards Infrastructure Corp
Massachusetts State College Building				5.75%, 02/15/2047	2,500	2,841
Authority (credit support from ST APPROP)				Metropolitan Transportation Authority
5.50%, 05/01/2039(c)	1,000	1,089		5.25%, 11/15/2030	1,500	1,656
		$8,265		MTA Hudson Rail Yards Trust Obligations
Michigan - 0.78%				5.00%, 11/15/2056	500	542
City of Detroit MI Sewage Disposal System				New York City Industrial Development
Revenue (credit support from AGM)				Agency (credit support from AGC)
7.00%, 07/01/2027(c)	1,500	1,672		6.13%, 01/01/2029 (c)	1,000	1,078
Wayne County Airport Authority				New York City Transitional Finance Authority
5.00%, 12/01/2045	1,000	1,089		Building Aid Revenue (credit support from
		$2,761		ST AID WITHHLDG)
Minnesota - 1.01%				5.25%, 01/15/2039 (c)	2,145	2,283
City of Minneapolis MN				New York Counties Tobacco Trust VI
6.75%, 11/15/2032	500	544		5.00%, 06/01/2031	215	236
City of Minneapolis MN (credit support from				5.00%, 06/01/2036	740	794
AGC)				5.00%, 06/01/2041	400	429
6.50%, 11/15/2038(c)	165	179		New York Liberty Development Corp
6.50%, 11/15/2038(c)	835	896		5.00%, 11/15/2031	1,000	1,124
City of Rochester MN				5.00%, 09/15/2040	1,000	1,126
5.00%, 11/15/2034	1,600	1,982		New York Liberty Development Corp (credit
		$3,601		support from GO OF AUTH)
				5.00%, 12/15/2041 (c)	1,000	1,113
Missouri - 0.51%
City of St Louis MO Airport Revenue (credit				New York State Dormitory Authority (credit
support from NATL)				support from AGC ST AID WITHHLDG)
5.50%, 07/01/2028(c)	1,500	1,823		5.00%, 10/01/2023 (c)	1,860	2,034
				5.00%, 10/01/2023 (c)	140	152
Nebraska - 0.89%				New York State Thruway Authority
Municipal Energy Agency of Nebraska (credit				5.25%, 01/01/2056	4,395	4,976
support from BHAC)				New York Transportation Development Corp
5.13%, 04/01/2029(c)	1,000	1,077		5.00%, 08/01/2021	3,500	3,847
Omaha Public Power District				5.25%, 01/01/2050	3,125	3,386
5.50%, 02/01/2039	1,000	1,035		Tompkins County Development Corp
University of Nebraska				5.00%, 07/01/2027	1,115	1,142
5.25%, 07/01/2039	1,000	1,070		Westchester County Local Development
		$3,182		Corp
Nevada - 1.49%				5.00%, 11/01/2046	2,500	2,657
County of Clark Department of Aviation						$33,009
5.13%, 07/01/2034	1,000	1,081		North Carolina - 0.73%
Las Vegas Redevelopment Agency				City of Raleigh NC Combined Enterprise
5.00%, 06/15/2040	3,850	4,188		System Revenue
		$5,269		5.00%, 03/01/2031	1,000	1,138
New Hampshire - 0.29%				North Carolina Medical Care Commission
				5.00%, 10/01/2033 (f)	1,250	1,452
City of Manchester NH General Airport
Revenue (credit support from AGM)						$2,590
5.13%, 01/01/2030(c)	1,000	1,035		Ohio- 5.11%
				American Municipal Power Inc
New Jersey - 3.14%				5.25%, 02/15/2033	2,575	2,882
Casino Reinvestment Development Authority				Buckeye Tobacco Settlement Financing
5.25%, 11/01/2039	750	756		Authority
New Jersey Economic Development				6.00%, 06/01/2042	2,000	1,954
Authority				Buckeye Tobacco Settlement Financing
3.35%, 07/15/2036	2,500	1,986		Authority (credit support from BUCKEYE
5.00%, 09/01/2034	1,000	1,089		OHIO TOB SETTLEMENT)
				5.75%, 06/01/2034 (c)	4,500	4,293
5.75%, 04/01/2031	1,005	1,107
5.75%, 06/01/2031	550	596		City of Cincinnati OH
New Jersey Educational Facilities				5.00%, 12/01/2032	815	922
Authority (credit support from AGM)				City of Cleveland OH Airport System
5.00%, 07/01/2035(c)	1,000	1,128		Revenue (credit support from AGM)
New Jersey Housing & Mortgage Finance				5.00%, 01/01/2024 (c)	1,075	1,251
Agency				County of Hamilton OH
6.38%, 10/01/2028	20	21		5.00%, 01/01/2036	2,435	2,546
New Jersey Transportation Trust Fund				5.00%, 01/01/2046	2,500	2,591
Authority				Ohio Air Quality Development Authority
5.25%, 06/15/2032	2,000	2,087		3.75%, 12/01/2023	3,000	1,320

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Ohio (continued)				Texas (continued)
Ohio Housing Finance Agency (credit support				Tarrant County Cultural Education Facilities
from GNMA/FNMA/FHLMC)				Finance Corp
5.20%, 09/01/2029(c)	$380	$390		5.00%, 11/15/2037	$3,060	$3,283
		$18,149		Tarrant County Cultural Education Facilities
Oklahoma - 0.74%				Finance Corp (credit support from AGC)
Oklahoma Development Finance Authority				6.25%, 07/01/2028 (c)	1,000	1,071
5.00%, 08/01/2047	1,750	1,882		Texas A&M University
Tulsa Airports Improvement Trust				5.00%, 05/15/2027	1,000	1,079
5.00%, 06/01/2035(g)	700	738		Texas Private Activity Bond Surface
		$2,620		Transportation Corp
Pennsylvania - 2.55%				7.00%, 12/31/2038	1,000	1,139
Pennsylvania Economic Development						$29,621
Financing Authority				Virgin Islands - 0.40%
6.00%, 06/01/2031	500	498		Virgin Islands Public Finance Authority
Pennsylvania Turnpike Commission				5.00%, 10/01/2025	1,650	1,430
5.00%, 12/01/2046	3,000	3,237
5.75%, 12/01/2028	380	440		Virginia - 1.53%
5.75%, 12/01/2028	245	276		County of Botetourt VA
5.75%, 12/01/2028	175	203		6.00%, 07/01/2034	1,000	1,071
6.00%, 12/01/2034	65	76		6.00%, 07/01/2044	1,000	1,063
6.00%, 12/01/2034	80	93		Fairfax County Economic Development
6.00%, 12/01/2034	355	405		Authority
School District of Philadelphia/The (credit				5.00%, 10/01/2036	1,000	1,100
support from ST AID WITHHLDG)				Roanoke Economic Development Authority
5.00%, 09/01/2032(c)	3,500	3,813		6.63%, 12/01/2044	1,295	1,379
		$9,041		Washington County Industrial Development
South Carolina - 1.52%				Authority/VA
South Carolina Jobs-Economic Development				7.50%, 07/01/2029	750	812
Authority (credit support from AGC)						$5,425
5.38%, 02/01/2029(c)	1,000	1,075		Washington - 1.43%
South Carolina Public Service Authority				FYI Properties
5.25%, 12/01/2055	4,000	4,323		5.50%, 06/01/2039	1,000	1,077
		$5,398		State of Washington
Tennessee - 1.34%				6.40%, 06/01/2017	770	774
Metropolitan Government Nashville &				Washington Health Care Facilities Authority
Davidson County Health & Educational Facs				7.38%, 03/01/2038	1,000	1,114
Bd				Washington Health Care Facilities
5.00%, 07/01/2040	4,250	4,729		Authority (credit support from AGM)
				5.50%, 08/15/2038 (c)	1,000	1,041
Texas- 8.37%				Washington Higher Education Facilities
Capital Area Cultural Education Facilities				Authority
Finance Corp				5.63%, 10/01/2040	1,000	1,107
6.13%, 04/01/2045	1,000	1,106				$5,113
Central Texas Turnpike System				West Virginia - 0.46%
5.00%, 08/15/2031	1,285	1,436		County of Ohio WV
City of Houston TX Airport System Revenue				5.85%, 06/01/2034	250	251
5.00%, 07/01/2029	2,000	2,128		West Virginia Hospital Finance Authority
Harris County Industrial Development Corp				5.50%, 06/01/2034	1,250	1,364
5.00%, 02/01/2023	400	433				$1,615
Harris County-Houston Sports Authority				Wisconsin - 2.22%
5.00%, 11/15/2030	3,000	3,423		City of Superior WI (credit support from GO
Metropolitan Transit Authority of Harris				OF CORP)
County				5.38%, 11/01/2021 (c)	750	764
5.00%, 11/01/2033	2,435	2,816		Public Finance Authority
New Hope Cultural Education Facilities				4.00%, 08/01/2035	1,580	1,499
Finance Corp				5.25%, 04/01/2030	1,400	1,482
5.00%, 07/01/2047	3,000	3,145		State of Wisconsin (credit support from ST
North Texas Health Facilities Development				APPROP)
Corp (credit support from AGM)				5.38%, 05/01/2025 (c)	125	136
5.00%, 09/01/2024(c)	1,000	1,013		5.38%, 05/01/2025 (c)	875	948
North Texas Tollway Authority				Wisconsin Health & Educational Facilities
5.00%, 01/01/2045	1,000	1,106		Authority
5.63%, 01/01/2033	385	397		5.00%, 07/01/2041	1,590	1,708
5.63%, 01/01/2033	180	185		6.38%, 02/15/2029	500	547
5.63%, 01/01/2033	435	449
5.75%, 01/01/2033	1,130	1,167
Port Beaumont Navigation District
7.25%, 02/01/2036(b)	4,000	4,143
Sea Breeze Public Facility Corp
6.50%, 01/01/2046	100	102

See accompanying notes

		Schedule of Investments
		Tax-Exempt Bond Fund
		April 30, 2017 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority (continued)
6.63%, 02/15/2039	$720	$791
		$7,875
TOTAL MUNICIPAL BONDS		$358,483
Total Investments		$359,994
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.42)%
Notes with an interest rate of 0.93% - 0.98% at $	(8,570)	$(8,570)
April 30, 2017 and contractual maturity of
collateral from 2017-2024.(h)
Total Net Investments		$351,424
Other Assets and Liabilities - 0.79%		$2,782
TOTAL NET ASSETS - 100.00%		$354,206

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $1,511 or 0.43% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,934 or 5.35% of net assets.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Non-Income Producing Security
(f)	Security purchased on a when-issued basis.
(g)	Variable Rate. Rate shown is in effect at April 30, 2017.
(h)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2017.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	57.15%
Insured	17.45%
Prerefunded	16.07%
General Obligation Unlimited	7.92%
Tax Allocation	1.89%
Government	0.42%
Special Assessment	0.31%
Certificate Participation	0.21%
Special Tax	0.21%
Liability For Floating Rate Notes Issued	(2.42)%
Other Assets and Liabilities	0.79%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
April 30, 2017 (unaudited)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Rouble
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
CALIFORNIA MUNICIPAL FUND
Institutional shares
2017	(b)	$10.68	$0.19	($0.31)	($0.12)	($0.18)	($0.18)	$10.38
2016		10.46	0.36	0.23	0.59	(0.37)	(0.37)	10.68
2015	(g)	10.62	0.29	(0.12)	0.17	(0.33)	(0.33)	10.46

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Expenses to		Investment Income
		Net Assets, End of	to Average Net		Average Net Assets (Excluding		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Interest Expense Fees)		Assets		Turnover Rate

(1.13)	%(c)	$11,331	0.64%(d),(e)		0.58%(d),(e),(f)		3.73	%(d)	43.9	%(d)
5.68		5,771	0.65	(e)	0.60 (e)	,(f)	3.32		27.9
1.67	(c)	141	0.63 (d)	,(e)	0.60 (d)	,(e),(f)	4.09	(d)	26.6	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Period from February 27, 2015, date operations commenced, through October 31, 2015.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
CORE PLUS BOND FUND
Class J shares
2017	(c)	$11.12	$0.14	($0.14)	$–	($0.14)	($0.14)	$10.98
2016		10.87	0.25	0.23	0.48	(0.23)	(0.23)	11.12
2015		11.03	0.23	(0.15)	0.08	(0.24)	(0.24)	10.87
2014		10.86	0.23	0.19	0.42	(0.25)	(0.25)	11.03
2013		11.16	0.24	(0.31)	(0.07)	(0.23)	(0.23)	10.86
2012		10.69	0.28	0.51	0.79	(0.32)	(0.32)	11.16
Institutional shares
2017	(c)	11.04	0.16	(0.14)	0.02	(0.16)	(0.16)	10.90
2016		10.79	0.28	0.23	0.51	(0.26)	(0.26)	11.04
2015		10.96	0.28	(0.17)	0.11	(0.28)	(0.28)	10.79
2014		10.79	0.27	0.20	0.47	(0.30)	(0.30)	10.96
2013		11.09	0.28	(0.30)	(0.02)	(0.28)	(0.28)	10.79
2012		10.62	0.33	0.51	0.84	(0.37)	(0.37)	11.09
R-1 shares
2017	(c)	11.04	0.11	(0.14)	(0.03)	(0.11)	(0.11)	10.90
2016		10.79	0.19	0.23	0.42	(0.17)	(0.17)	11.04
2015		10.96	0.18	(0.16)	0.02	(0.19)	(0.19)	10.79
2014		10.79	0.18	0.19	0.37	(0.20)	(0.20)	10.96
2013		11.09	0.19	(0.31)	(0.12)	(0.18)	(0.18)	10.79
2012		10.62	0.24	0.50	0.74	(0.27)	(0.27)	11.09
R-2 shares
2017	(c)	10.93	0.12	(0.14)	(0.02)	(0.12)	(0.12)	10.79
2016		10.69	0.20	0.22	0.42	(0.18)	(0.18)	10.93
2015		10.86	0.19	(0.16)	0.03	(0.20)	(0.20)	10.69
2014		10.70	0.19	0.19	0.38	(0.22)	(0.22)	10.86
2013		10.99	0.20	(0.29)	(0.09)	(0.20)	(0.20)	10.70
2012		10.53	0.25	0.50	0.75	(0.29)	(0.29)	10.99
R-3 shares
2017	(c)	10.98	0.13	(0.14)	(0.01)	(0.13)	(0.13)	10.84
2016		10.73	0.22	0.23	0.45	(0.20)	(0.20)	10.98
2015		10.90	0.21	(0.16)	0.05	(0.22)	(0.22)	10.73
2014		10.74	0.21	0.19	0.40	(0.24)	(0.24)	10.90
2013		11.03	0.22	(0.29)	(0.07)	(0.22)	(0.22)	10.74
2012		10.57	0.27	0.50	0.77	(0.31)	(0.31)	11.03
R-4 shares
2017	(c)	11.19	0.14	(0.15)	(0.01)	(0.14)	(0.14)	11.04
2016		10.93	0.24	0.24	0.48	(0.22)	(0.22)	11.19
2015		11.10	0.24	(0.17)	0.07	(0.24)	(0.24)	10.93
2014		10.92	0.24	0.20	0.44	(0.26)	(0.26)	11.10
2013		11.22	0.24	(0.30)	(0.06)	(0.24)	(0.24)	10.92
2012		10.74	0.29	0.52	0.81	(0.33)	(0.33)	11.22
R-5 shares
2017	(c)	10.99	0.14	(0.14)	–	(0.14)	(0.14)	10.85
2016		10.74	0.25	0.23	0.48	(0.23)	(0.23)	10.99
2015		10.91	0.25	(0.17)	0.08	(0.25)	(0.25)	10.74
2014		10.75	0.24	0.19	0.43	(0.27)	(0.27)	10.91
2013		11.04	0.25	(0.29)	(0.04)	(0.25)	(0.25)	10.75
2012		10.58	0.30	0.50	0.80	(0.34)	(0.34)	11.04

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

0.00%(d),(e)		$150,066	0.83%(f),(g)		0.87%(f)	2.59	%(f)	132.5	%(f)
4.46	(e)	157,791	0.79		0.82	2.29		168.4
0.71	(e)	157,975	0.89		0.92	2.14		208.3
3.95	(e)	166,719	0.92		0.96	2.11		204.5
(0.61	) (e)	173,945	0.94		1.14	2.17		205.6
7.49	(e)	201,223	0.99		1.20	2.60		218.6

0.17	(d)	3,380,476	0.50 (f)	,(g)	–	2.92	(f)	132.5	(f)
4.80		3,630,319	0.50		–	2.58		168.4
1.01		3,861,879	0.50		–	2.53		208.3
4.40		3,556,478	0.52	(g)	–	2.49		204.5
(0.20)		1,925,899	0.52	(g)	–	2.58		205.6
8.04		1,828,579	0.53	(g)	–	3.04		218.6

(0.26	) (d)	5,073	1.37 (f)	,(g)	–	2.05	(f)	132.5	(f)
3.89		5,354	1.38		–	1.70		168.4
0.14		6,480	1.38		–	1.67		208.3
3.49		4,667	1.40		–	1.64		204.5
(1.07)		5,969	1.40		–	1.71		205.6
7.10		11,645	1.41		–	2.18		218.6

(0.20	) (d)	8,256	1.24 (f)	,(g)	–	2.17	(f)	132.5	(f)
3.98		10,445	1.25		–	1.83		168.4
0.28		11,029	1.25		–	1.79		208.3
3.57		10,799	1.27		–	1.77		204.5
(0.85)		14,978	1.27		–	1.83		205.6
7.21		19,392	1.28		–	2.32		218.6

(0.11	) (d)	21,692	1.06 (f)	,(g)	–	2.35	(f)	132.5	(f)
4.24		26,396	1.07		–	2.01		168.4
0.45		30,643	1.07		–	1.97		208.3
3.74		27,332	1.09		–	1.95		204.5
(0.67)		32,743	1.09		–	2.01		205.6
7.37		38,896	1.10		–	2.50		218.6

(0.11	) (d)	16,280	0.87 (f)	,(g)	–	2.54	(f)	132.5	(f)
4.44		21,651	0.88		–	2.20		168.4
0.63		23,662	0.88		–	2.16		208.3
4.05		27,091	0.90		–	2.14		204.5
(0.57)		30,315	0.90		–	2.20		205.6
7.64		37,187	0.91		–	2.67		218.6

0.04	(d)	58,023	0.75 (f)	,(g)	–	2.67	(f)	132.5	(f)
4.56		58,656	0.76		–	2.32		168.4
0.76		60,816	0.76		–	2.29		208.3
4.06		46,871	0.78		–	2.26		204.5
(0.37)		44,281	0.78		–	2.32		205.6
7.70		70,930	0.79		–	2.79		218.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2017	(c)	$11.23	$0.06	$1.06	$1.12	($0.15)	($0.15)	$12.20
2016		11.43	0.15	(0.23)	(0.08)	(0.12)	(0.12)	11.23
2015		11.83	0.16	(0.43)	(0.27)	(0.13)	(0.13)	11.43
2014		11.67	0.14	0.21	0.35	(0.19)	(0.19)	11.83
2013		9.77	0.15	1.92	2.07	(0.17)	(0.17)	11.67
2012		9.31	0.16	0.41	0.57	(0.11)	(0.11)	9.77
Institutional shares
2017	(c)	11.32	0.08	1.07	1.15	(0.19)	(0.19)	12.28
2016		11.53	0.19	(0.23)	(0.04)	(0.17)	(0.17)	11.32
2015		11.94	0.21	(0.44)	(0.23)	(0.18)	(0.18)	11.53
2014		11.77	0.19	0.21	0.40	(0.23)	(0.23)	11.94
2013		9.87	0.20	1.92	2.12	(0.22)	(0.22)	11.77
2012		9.40	0.21	0.41	0.62	(0.15)	(0.15)	9.87
R-1 shares
2017	(c)	11.28	0.03	1.07	1.10	(0.08)	(0.08)	12.30
2016		11.48	0.09	(0.23)	(0.14)	(0.06)	(0.06)	11.28
2015		11.87	0.11	(0.43)	(0.32)	(0.07)	(0.07)	11.48
2014		11.70	0.09	0.20	0.29	(0.12)	(0.12)	11.87
2013		9.80	0.11	1.91	2.02	(0.12)	(0.12)	11.70
2012		9.33	0.13	0.40	0.53	(0.06)	(0.06)	9.80
R-2 shares
2017	(c)	11.25	0.04	1.06	1.10	(0.09)	(0.09)	12.26
2016		11.43	0.11	(0.22)	(0.11)	(0.07)	(0.07)	11.25
2015		11.83	0.12	(0.43)	(0.31)	(0.09)	(0.09)	11.43
2014		11.67	0.09	0.21	0.30	(0.14)	(0.14)	11.83
2013		9.77	0.12	1.92	2.04	(0.14)	(0.14)	11.67
2012		9.30	0.14	0.40	0.54	(0.07)	(0.07)	9.77
R-3 shares
2017	(c)	11.29	0.05	1.07	1.12	(0.12)	(0.12)	12.29
2016		11.48	0.13	(0.22)	(0.09)	(0.10)	(0.10)	11.29
2015		11.89	0.14	(0.44)	(0.30)	(0.11)	(0.11)	11.48
2014		11.72	0.12	0.22	0.34	(0.17)	(0.17)	11.89
2013		9.83	0.14	1.91	2.05	(0.16)	(0.16)	11.72
2012		9.35	0.16	0.41	0.57	(0.09)	(0.09)	9.83
R-4 shares
2017	(c)	11.46	0.06	1.07	1.13	(0.14)	(0.14)	12.45
2016		11.66	0.15	(0.23)	(0.08)	(0.12)	(0.12)	11.46
2015		12.07	0.17	(0.45)	(0.28)	(0.13)	(0.13)	11.66
2014		11.90	0.14	0.22	0.36	(0.19)	(0.19)	12.07
2013		9.97	0.16	1.95	2.11	(0.18)	(0.18)	11.90
2012		9.49	0.18	0.41	0.59	(0.11)	(0.11)	9.97
R-5 shares
2017	(c)	11.44	0.07	1.08	1.15	(0.16)	(0.16)	12.43
2016		11.64	0.16	(0.22)	(0.06)	(0.14)	(0.14)	11.44
2015		12.05	0.18	(0.44)	(0.26)	(0.15)	(0.15)	11.64
2014		11.88	0.16	0.22	0.38	(0.21)	(0.21)	12.05
2013		9.96	0.17	1.94	2.11	(0.19)	(0.19)	11.88
2012		9.48	0.19	0.41	0.60	(0.12)	(0.12)	9.96

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

10.13%(d),(e)		$172,287	1.17	%(f)	1.20%(f)	1.09	%(f)	63.1	%(f)
(0.66	) (e)	164,531	1.17		1.20	1.40		48.2
(2.26	) (e)	181,039	1.25		1.28	1.38		51.7
2.98	(e)	200,044	1.26		1.30	1.16		67.0
21.40	(e)	204,288	1.30		1.50	1.43		76.9
6.23	(e)	183,831	1.40		1.59	1.76		74.2

10.34	(d)	8,734,471	0.84	(f)	–	1.47	(f)	63.1	(f)
(0.34)		7,449,362	0.85		–	1.73		48.2
(1.90)		5,579,231	0.85		–	1.75		51.7
3.45		4,849,850	0.85		–	1.58		67.0
21.79		4,208,838	0.87		0.87	1.89		76.9
6.76		2,833,609	0.89		0.89	2.25		74.2

9.84	(d)	4,572	1.71	(f)	–	0.56	(f)	63.1	(f)
(1.20)		4,570	1.72		–	0.83		48.2
(2.80	) (g)	5,298	1.73		–	0.89		51.7
2.56	(g)	6,020	1.73		–	0.72		67.0
20.82		7,021	1.74		–	0.99		76.9
5.81		7,944	1.76		–	1.42		74.2

9.92	(d)	6,325	1.58	(f)	–	0.71	(f)	63.1	(f)
(0.99)		5,778	1.59		–	1.04		48.2
(2.64)		6,922	1.60		–	1.01		51.7
2.60		9,816	1.60		–	0.79		67.0
21.04		12,328	1.61		–	1.13		76.9
5.92		13,572	1.63		–	1.54		74.2

10.00	(d)	24,581	1.40	(f)	–	0.80	(f)	63.1	(f)
(0.79)		27,288	1.41		–	1.16		48.2
(2.54)		37,260	1.42		–	1.18		51.7
2.89		50,493	1.42		–	1.00		67.0
21.11		56,229	1.43		–	1.30		76.9
6.24		53,185	1.45		–	1.70		74.2

10.05	(d)	37,872	1.21	(f)	–	1.07	(f)	63.1	(f)
(0.65)		36,763	1.22		–	1.32		48.2
(2.30)		36,818	1.23		–	1.39		51.7
3.05		41,798	1.23		–	1.17		67.0
21.44		51,609	1.24		–	1.51		76.9
6.35		41,896	1.26		–	1.91		74.2

10.21	(d)	62,940	1.09	(f)	–	1.16	(f)	63.1	(f)
(0.52)		61,816	1.10		–	1.45		48.2
(2.16)		70,739	1.11		–	1.51		51.7
3.18		79,982	1.11		–	1.33		67.0
21.51		81,793	1.12		–	1.60		76.9
6.50		80,363	1.14		–	2.00		74.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
EQUITY INCOME FUND
Institutional shares
2017	(b)	$26.72	$0.34	$2.90	$3.24	($0.30)	($0.52)	($0.82)	$29.14
2016		25.83	0.66	0.86	1.52	(0.63)	–	(0.63)	26.72
2015		26.30	0.64	(0.50)	0.14	(0.61)	–	(0.61)	25.83
2014		23.17	0.65	3.04	3.69	(0.56)	–	(0.56)	26.30
2013		19.49	0.64	3.65	4.29	(0.61)	–	(0.61)	23.17
2012		17.59	0.58	1.87	2.45	(0.55)	–	(0.55)	19.49
R-1 shares
2017	(b)	26.60	0.21	2.89	3.10	(0.19)	(0.52)	(0.71)	28.99
2016		25.71	0.44	0.84	1.28	(0.39)	–	(0.39)	26.60
2015		26.17	0.41	(0.49)	(0.08)	(0.38)	–	(0.38)	25.71
2014		23.06	0.45	3.00	3.45	(0.34)	–	(0.34)	26.17
2013		19.40	0.45	3.64	4.09	(0.43)	–	(0.43)	23.06
2012		17.52	0.42	1.86	2.28	(0.40)	–	(0.40)	19.40
R-2 shares
2017	(b)	26.68	0.23	2.90	3.13	(0.20)	(0.52)	(0.72)	29.09
2016		25.79	0.47	0.85	1.32	(0.43)	–	(0.43)	26.68
2015		26.26	0.45	(0.51)	(0.06)	(0.41)	–	(0.41)	25.79
2014		23.13	0.47	3.04	3.51	(0.38)	–	(0.38)	26.26
2013		19.46	0.48	3.65	4.13	(0.46)	–	(0.46)	23.13
2012		17.57	0.43	1.89	2.32	(0.43)	–	(0.43)	19.46
R-3 shares
2017	(b)	26.61	0.26	2.89	3.15	(0.23)	(0.52)	(0.75)	29.01
2016		25.73	0.51	0.85	1.36	(0.48)	–	(0.48)	26.61
2015		26.19	0.50	(0.50)	–	(0.46)	–	(0.46)	25.73
2014		23.07	0.51	3.03	3.54	(0.42)	–	(0.42)	26.19
2013		19.41	0.51	3.65	4.16	(0.50)	–	(0.50)	23.07
2012		17.53	0.46	1.88	2.34	(0.46)	–	(0.46)	19.41
R-4 shares
2017	(b)	26.65	0.29	2.89	3.18	(0.25)	(0.52)	(0.77)	29.06
2016		25.77	0.56	0.85	1.41	(0.53)	–	(0.53)	26.65
2015		26.24	0.54	(0.49)	0.05	(0.52)	–	(0.52)	25.77
2014		23.12	0.56	3.03	3.59	(0.47)	–	(0.47)	26.24
2013		19.45	0.55	3.66	4.21	(0.54)	–	(0.54)	23.12
2012		17.56	0.49	1.89	2.38	(0.49)	–	(0.49)	19.45
R-5 shares
2017	(b)	26.69	0.30	2.90	3.20	(0.27)	(0.52)	(0.79)	29.10
2016		25.81	0.60	0.84	1.44	(0.56)	–	(0.56)	26.69
2015		26.28	0.58	(0.50)	0.08	(0.55)	–	(0.55)	25.81
2014		23.15	0.59	3.04	3.63	(0.50)	–	(0.50)	26.28
2013		19.47	0.59	3.65	4.24	(0.56)	–	(0.56)	23.15
2012		17.58	0.51	1.89	2.40	(0.51)	–	(0.51)	19.47

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

12.28	%(c)	$4,511,258	0.52	%(d)	2.39	%(d)	23.8	%(d)
5.96		3,973,961	0.52		2.53		16.4
0.55		3,921,558	0.52		2.44		15.8
16.08		4,325,786	0.52		2.63		14.5
22.39		3,791,024	0.52		2.99		16.4
14.10		3,105,517	0.52		3.09		23.5

11.78	(c)	2,385	1.39	(d)	1.48	(d)	23.8	(d)
5.02		1,987	1.39		1.71		16.4
(0.29)		3,194	1.39		1.57		15.8
15.06		3,135	1.39		1.81		14.5
21.36		3,661	1.39		2.11		16.4
13.09		2,790	1.39		2.24		23.5

11.85	(c)	4,597	1.26	(d)	1.65	(d)	23.8	(d)
5.17		5,036	1.26		1.81		16.4
(0.21)		5,605	1.26		1.71		15.8
15.25		7,068	1.26		1.90		14.5
21.48		8,608	1.26		2.27		16.4
13.29		7,317	1.26		2.29		23.5

11.95	(c)	53,511	1.08	(d)	1.85	(d)	23.8	(d)
5.35		58,084	1.08		1.99		16.4
0.01		68,044	1.08		1.89		15.8
15.47		80,594	1.08		2.06		14.5
21.72		72,261	1.08		2.39		16.4
13.45		44,323	1.08		2.47		23.5

12.06	(c)	43,153	0.89	(d)	2.04	(d)	23.8	(d)
5.54		46,986	0.89		2.18		16.4
0.18		56,958	0.89		2.07		15.8
15.64		54,861	0.89		2.26		14.5
21.94		50,967	0.89		2.59		16.4
13.70		31,695	0.89		2.61		23.5

12.12	(c)	109,258	0.77	(d)	2.13	(d)	23.8	(d)
5.66		99,310	0.77		2.33		16.4
0.30		165,486	0.77		2.19		15.8
15.81		168,487	0.77		2.37		14.5
22.11		142,322	0.77		2.73		16.4
13.81		106,715	0.77		2.71		23.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Institutional shares
2017	(b)	$10.15	$0.19	$0.33	$0.52	($0.23)	($0.11)	($0.34)	$10.33
2016	(g)	10.00	0.14	0.13	0.27	(0.12)	–	(0.12)	10.15
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2017	(b)	13.66	0.37	0.25	0.62	(0.44)	–	(0.44)	13.84
2016		13.54	0.74	0.14	0.88	(0.76)	–	(0.76)	13.66
2015		14.71	0.70	(0.87)	(0.17)	(0.65)	(0.35)	(1.00)	13.54
2014		14.19	0.67	0.51	1.18	(0.66)	–	(0.66)	14.71
2013		14.10	0.71	0.21	0.92	(0.71)	(0.12)	(0.83)	14.19
2012		12.94	0.81	1.15	1.96	(0.76)	(0.04)	(0.80)	14.10
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2017	(b)	8.92	0.06	0.27	0.33	(0.22)	(0.03)	(0.25)	9.00
2016		9.32	0.15	(0.16)	(0.01)	(0.23)	(0.16)	(0.39)	8.92
2015		9.26	0.14	0.23	0.37	(0.26)	(0.05)	(0.31)	9.32
2014		8.79	0.14	0.80	0.94	(0.19)	(0.28)	(0.47)	9.26
2013		8.25	0.16	0.99	1.15	(0.46)	(0.15)	(0.61)	8.79
2012		7.07	0.15	1.21	1.36	(0.18)	–	(0.18)	8.25
R-3 shares
2017	(b)	8.92	0.02	0.28	0.30	(0.20)	(0.03)	(0.23)	8.99
2016	(i)	8.61	0.06	0.32	0.38	(0.07)	–	(0.07)	8.92
R-4 shares
2017	(b)	8.92	0.04	0.27	0.31	(0.20)	(0.03)	(0.23)	9.00
2016	(i)	8.61	0.07	0.32	0.39	(0.08)	–	(0.08)	8.92
R-5 shares
2017	(b)	8.93	0.05	0.27	0.32	(0.21)	(0.03)	(0.24)	9.01
2016	(i)	8.61	0.08	0.32	0.40	(0.08)	–	(0.08)	8.93
R-6 shares
2017	(b)	8.92	0.05	0.28	0.33	(0.22)	(0.03)	(0.25)	9.00
2016		9.32	0.14	(0.15)	(0.01)	(0.23)	(0.16)	(0.39)	8.92
2015	(j)	9.28	0.12	0.23	0.35	(0.26)	(0.05)	(0.31)	9.32

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding
					Dividends and		Ratio of Net
			Ratio of Expenses		Interest Expense		Investment Income
		Net Assets, End of	to Average Net		on Shorts and Short		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Sale Fees)		Assets		Turnover Rate

5.13%(c),(d)		$25,623	1.13%(e),(f)		1.12%(e),(f),(h)		3.90	%(e)	472.5	%(e)
2.66	(c)	25,181	1.12 (e)	,(f)	N/A		4.58	(e)	511.0	(e)

4.64	(c)	4,004,514	0.80	(e)	0.76 (e)	,(h)	5.49	(e)	116.3	(e)
6.80		3,865,786	0.86		0.76	(h)	5.58		101.1
(1.19)		3,371,424	0.78		0.77	(h)	4.99		76.9
8.47		1,383,778	0.86		0.77	(h)	4.59		83.4
6.75		876,282	0.83	(f)	0.78	(h)	5.02		79.0
15.67		751,759	0.80	(f)	–		6.01		50.8

3.79	(c)	1,178,342	0.93	(e)	N/A		1.28	(e)	38.1	(e)
(0.10)		2,620,500	0.90		N/A		1.69		54.7
4.09		2,521,188	0.90	(f)	N/A		1.55		47.5
11.46		2,076,053	0.90	(f)	N/A		1.57		29.3
14.49		1,470,065	0.92	(f)	N/A		1.86		52.4
19.67		1,077,821	0.93	(f)	N/A		1.92		87.9

3.47	(c)	182	1.46	(e)	N/A		0.53	(e)	38.1	(e)
4.39	(c)	21	1.44	(e)	N/A		0.96	(e)	54.7	(e)

3.63	(c)	29	1.27	(e)	N/A		0.92	(e)	38.1	(e)
4.48	(c)	21	1.25	(e)	N/A		1.15	(e)	54.7	(e)

3.70	(c)	11	1.15	(e)	N/A		1.05	(e)	38.1	(e)
4.63	(c)	10	1.13	(e)	N/A		1.31	(e)	54.7	(e)

3.79	(c)	1,483	0.94 (e)	,(f)	N/A		1.26	(e)	38.1	(e)
(0.13)		1,108	0.94	(f)	N/A		1.48		54.7
3.83	(c)	39	0.94 (e)	,(f)	N/A		1.42	(e)	47.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from July 11, 2016, date operations commenced, through October 31, 2016.
(h)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(i)	Period from March 1, 2016, date operations commenced, through October 31, 2016.
(j)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2017	(c)	$10.86	$0.17	($0.29)	($0.12)	($0.20)	($0.20)	$10.54
2016		10.95	0.31	(0.02)	0.29	(0.38)	(0.38)	10.86
2015		11.05	0.24	(0.05)	0.19	(0.29)	(0.29)	10.95
2014		10.99	0.23	0.13	0.36	(0.30)	(0.30)	11.05
2013		11.38	0.23	(0.31)	(0.08)	(0.31)	(0.31)	10.99
2012		11.28	0.29	0.19	0.48	(0.38)	(0.38)	11.38
Institutional shares
2017	(c)	10.85	0.19	(0.29)	(0.10)	(0.22)	(0.22)	10.53
2016		10.94	0.34	(0.01)	0.33	(0.42)	(0.42)	10.85
2015		11.04	0.28	(0.05)	0.23	(0.33)	(0.33)	10.94
2014		10.98	0.27	0.14	0.41	(0.35)	(0.35)	11.04
2013		11.37	0.27	(0.31)	(0.04)	(0.35)	(0.35)	10.98
2012		11.27	0.34	0.19	0.53	(0.43)	(0.43)	11.37
R-1 shares
2017	(c)	10.86	0.15	(0.29)	(0.14)	(0.18)	(0.18)	10.54
2016		10.94	0.26	(0.01)	0.25	(0.33)	(0.33)	10.86
2015		11.04	0.19	(0.05)	0.14	(0.24)	(0.24)	10.94
2014		10.99	0.19	0.12	0.31	(0.26)	(0.26)	11.04
2013		11.38	0.19	(0.31)	(0.12)	(0.27)	(0.27)	10.99
2012		11.27	0.26	0.19	0.45	(0.34)	(0.34)	11.38
R-2 shares
2017	(c)	10.86	0.15	(0.29)	(0.14)	(0.18)	(0.18)	10.54
2016		10.94	0.28	(0.01)	0.27	(0.35)	(0.35)	10.86
2015		11.04	0.21	(0.05)	0.16	(0.26)	(0.26)	10.94
2014		10.99	0.20	0.12	0.32	(0.27)	(0.27)	11.04
2013		11.38	0.20	(0.31)	(0.11)	(0.28)	(0.28)	10.99
2012		11.27	0.27	0.20	0.47	(0.36)	(0.36)	11.38
R-3 shares
2017	(c)	10.86	0.16	(0.29)	(0.13)	(0.19)	(0.19)	10.54
2016		10.94	0.30	(0.01)	0.29	(0.37)	(0.37)	10.86
2015		11.04	0.23	(0.05)	0.18	(0.28)	(0.28)	10.94
2014		10.99	0.22	0.12	0.34	(0.29)	(0.29)	11.04
2013		11.38	0.22	(0.31)	(0.09)	(0.30)	(0.30)	10.99
2012		11.27	0.29	0.20	0.49	(0.38)	(0.38)	11.38
R-4 shares
2017	(c)	10.86	0.17	(0.29)	(0.12)	(0.20)	(0.20)	10.54
2016		10.95	0.32	(0.02)	0.30	(0.39)	(0.39)	10.86
2015		11.04	0.25	(0.04)	0.21	(0.30)	(0.30)	10.95
2014		10.99	0.24	0.13	0.37	(0.32)	(0.32)	11.04
2013		11.38	0.24	(0.31)	(0.07)	(0.32)	(0.32)	10.99
2012		11.27	0.31	0.20	0.51	(0.40)	(0.40)	11.38
R-5 shares
2017	(c)	10.86	0.18	(0.28)	(0.10)	(0.21)	(0.21)	10.55
2016		10.95	0.33	(0.02)	0.31	(0.40)	(0.40)	10.86
2015		11.05	0.26	(0.05)	0.21	(0.31)	(0.31)	10.95
2014		11.00	0.26	0.12	0.38	(0.33)	(0.33)	11.05
2013		11.39	0.26	(0.32)	(0.06)	(0.33)	(0.33)	11.00
2012		11.28	0.32	0.20	0.52	(0.41)	(0.41)	11.39

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(1.07)%(d),(e)		$123,983	0.81	%(f)	0.83%(f)	3.25	%(f)	24.9	%(f)
2.72	(e)	139,808	0.82		0.86	2.88		31.4
1.75	(e)	133,414	0.85		0.90	2.19		31.0
3.37	(e)	135,736	0.89		0.93	2.12		32.8
(0.75	) (e)	144,809	0.94		1.14	2.02		41.1
4.28	(e)	156,522	1.00		1.23	2.53		52.8

(0.94	) (d)	997,109	0.53	(f)	–	3.54	(f)	24.9	(f)
3.03		922,143	0.53		–	3.16		31.4
2.08		1,001,014	0.52		–	2.51		31.0
3.77		1,086,207	0.51		–	2.50		32.8
(0.33)		1,098,217	0.51		–	2.45		41.1
4.80		1,044,466	0.51		–	3.04		52.8

(1.31	) (d)	2,456	1.29 (f)	,(g)	–	2.77	(f)	24.9	(f)
2.25	(h)	2,866	1.29	(g)	–	2.41		31.4
1.40	(h)	2,703	1.29	(g)	–	1.75		31.0
2.86		2,480	1.29	(g)	–	1.72		32.8
(1.10)		3,151	1.29	(g)	–	1.67		41.1
4.07		3,722	1.29	(g)	–	2.25		52.8

(1.25	) (d)	14,219	1.16 (f)	,(g)	–	2.90	(f)	24.9	(f)
2.48		14,622	1.16	(g)	–	2.59		31.4
1.44		7,499	1.16	(g)	–	1.87		31.0
3.00		4,914	1.16	(g)	–	1.85		32.8
(0.97)		5,207	1.16	(g)	–	1.80		41.1
4.21		6,464	1.16	(g)	–	2.39		52.8

(1.16	) (d)	13,190	0.98 (f)	,(g)	–	3.08	(f)	24.9	(f)
2.66		14,995	0.98	(g)	–	2.71		31.4
1.62		17,243	0.98	(g)	–	2.05		31.0
3.18		16,350	0.98	(g)	–	2.03		32.8
(0.80)		17,952	0.98	(g)	–	1.98		41.1
4.40		21,930	0.98	(g)	–	2.56		52.8

(1.07	) (d)	15,079	0.79 (f)	,(g)	–	3.27	(f)	24.9	(f)
2.76		14,676	0.79	(g)	–	2.94		31.4
1.90		10,391	0.79	(g)	–	2.25		31.0
3.38		10,900	0.79	(g)	–	2.22		32.8
(0.61)		10,708	0.79	(g)	–	2.17		41.1
4.59		11,093	0.79	(g)	–	2.75		52.8

(0.91	) (d)	22,276	0.67 (f)	,(g)	–	3.39	(f)	24.9	(f)
2.88		24,759	0.67	(g)	–	3.03		31.4
1.93		22,979	0.67	(g)	–	2.36		31.0
3.50		20,405	0.67	(g)	–	2.34		32.8
(0.49)		19,242	0.67	(g)	–	2.29		41.1
4.72		21,996	0.67	(g)	–	2.87		52.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND
Institutional shares
2017	(b)	$7.19	$0.20	$0.24	$0.44	($0.21)	$–	($0.21)	$7.42
2016		7.12	0.42	0.10	0.52	(0.45)	–	(0.45)	7.19
2015		7.67	0.42	(0.46)	(0.04)	(0.43)	(0.08)	(0.51)	7.12
2014		7.90	0.46	(0.04)	0.42	(0.49)	(0.16)	(0.65)	7.67
2013		7.80	0.51	0.20	0.71	(0.54)	(0.07)	(0.61)	7.90
2012		7.69	0.55	0.39	0.94	(0.57)	(0.26)	(0.83)	7.80
R-6 shares
2017	(f)	7.14	0.17	0.29	0.46	(0.18)	–	(0.18)	7.42
HIGH YIELD FUND I
Institutional shares
2017	(b)	9.81	0.26	0.16	0.42	(0.26)	–	(0.26)	9.97
2016		9.65	0.54	0.17	0.71	(0.55)	–	(0.55)	9.81
2015		10.49	0.55	(0.76)	(0.21)	(0.55)	(0.08)	(0.63)	9.65
2014		10.76	0.58	(0.06)	0.52	(0.58)	(0.21)	(0.79)	10.49
2013		11.37	0.65	0.27	0.92	(1.22)	(0.31)	(1.53)	10.76
2012		11.05	0.73	0.54	1.27	(0.73)	(0.22)	(0.95)	11.37

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

6.14%(c)		$1,688,536	0.61%	(d)	0.62%(d),(e)		5.53%	(d)	54.6%	(d)
7.76		1,713,770	0.61		0.64	(e)	6.02		42.7
(0.49)		1,641,089	0.60		0.60	(e)	5.71		45.1
5.58		992,990	0.59		0.59	(e)	5.84		51.7
9.31		919,683	0.58		0.59	(e)	6.52		69.6
13.17		721,892	0.56		0.59	(e)	7.19		82.6

6.47	(c)	11	0.66 (d)	,(g)	–		5.43	(d)	54.6	(d)

4.33	(c)	1,091,757	0.66	(d)	–		5.39	(d)	76.8	(d)
7.75		958,923	0.66		–		5.76		51.5
(2.11)		872,382	0.65		–		5.40		49.6
4.99		1,789,770	0.64		–		5.44		43.2
8.72		1,495,205	0.65		–		6.00		67.0
12.65		1,189,513	0.65		–		6.75		75.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from November 22, 2016, date operations commenced, through April 30, 2017.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Asset	Net	Net Realized		Dividends	Total
			Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INCOME FUND
Class J shares	2017	(c)	$9.66	$0.13	($0.09)	$0.04	($0.15)	($0.15)	$9.55
	2016		9.50	0.28	0.21	0.49	(0.33)	(0.33)	9.66
	2015		9.78	0.27	(0.26)	0.01	(0.29)	(0.29)	9.50
	2014		9.67	0.31	0.14	0.45	(0.34)	(0.34)	9.78
	2013		10.00	0.33	(0.30)	0.03	(0.36)	(0.36)	9.67
	2012		9.57	0.39	0.45	0.84	(0.41)	(0.41)	10.00
Institutional shares	2017	(c)	9.66	0.14	(0.09)	0.05	(0.16)	(0.16)	9.55
	2016		9.51	0.30	0.20	0.50	(0.35)	(0.35)	9.66
	2015		9.78	0.31	(0.26)	0.05	(0.32)	(0.32)	9.51
	2014		9.67	0.35	0.14	0.49	(0.38)	(0.38)	9.78
	2013		10.00	0.37	(0.30)	0.07	(0.40)	(0.40)	9.67
	2012		9.57	0.44	0.46	0.90	(0.47)	(0.47)	10.00
R-1 shares	2017	(c)	9.67	0.10	(0.10)	–	(0.12)	(0.12)	9.55
	2016		9.51	0.22	0.21	0.43	(0.27)	(0.27)	9.67
	2015		9.79	0.22	(0.26)	(0.04)	(0.24)	(0.24)	9.51
	2014		9.68	0.26	0.14	0.40	(0.29)	(0.29)	9.79
	2013		10.00	0.29	(0.29)	–	(0.32)	(0.32)	9.68
	2012		9.57	0.36	0.45	0.81	(0.38)	(0.38)	10.00
R-2 shares	2017	(c)	9.68	0.11	(0.10)	0.01	(0.13)	(0.13)	9.56
	2016		9.52	0.23	0.21	0.44	(0.28)	(0.28)	9.68
	2015		9.79	0.24	(0.26)	(0.02)	(0.25)	(0.25)	9.52
	2014		9.68	0.28	0.14	0.42	(0.31)	(0.31)	9.79
	2013		10.01	0.30	(0.30)	–	(0.33)	(0.33)	9.68
	2012		9.58	0.37	0.46	0.83	(0.40)	(0.40)	10.01
R-3 shares	2017	(c)	9.68	0.12	(0.10)	0.02	(0.13)	(0.13)	9.57
	2016		9.52	0.25	0.21	0.46	(0.30)	(0.30)	9.68
	2015		9.80	0.25	(0.26)	(0.01)	(0.27)	(0.27)	9.52
	2014		9.69	0.30	0.13	0.43	(0.32)	(0.32)	9.80
	2013		10.01	0.32	(0.29)	0.03	(0.35)	(0.35)	9.69
	2012		9.58	0.39	0.45	0.84	(0.41)	(0.41)	10.01
R-4 shares	2017	(c)	9.67	0.13	(0.10)	0.03	(0.14)	(0.14)	9.56
	2016		9.52	0.27	0.20	0.47	(0.32)	(0.32)	9.67
	2015		9.79	0.27	(0.25)	0.02	(0.29)	(0.29)	9.52
	2014		9.68	0.32	0.13	0.45	(0.34)	(0.34)	9.79
	2013		10.01	0.34	(0.30)	0.04	(0.37)	(0.37)	9.68
	2012		9.58	0.41	0.45	0.86	(0.43)	(0.43)	10.01
R-5 shares	2017	(c)	9.66	0.13	(0.09)	0.04	(0.15)	(0.15)	9.55
	2016		9.50	0.28	0.21	0.49	(0.33)	(0.33)	9.66
	2015		9.78	0.28	(0.26)	0.02	(0.30)	(0.30)	9.50
	2014		9.67	0.33	0.13	0.46	(0.35)	(0.35)	9.78
	2013		10.00	0.35	(0.30)	0.05	(0.38)	(0.38)	9.67
	2012		9.57	0.42	0.45	0.87	(0.44)	(0.44)	10.00
R-6 shares	2017	(c)	9.66	0.14	(0.10)	0.04	(0.16)	(0.16)	9.54
	2016		9.50	0.30	0.21	0.51	(0.35)	(0.35)	9.66
	2015	(i)	$9.78	$0.27	($0.25)	$0.02	($0.30)	($0.30)	$9.50

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

0.41%(d),(e)		$96,219	0.74%	(f)	0.77%(f)	2.82%	(f)	13.9%	(f)
5.22	(e)	100,416	0.78		0.81	2.91		12.9
0.08	(e)	92,169	0.85		0.88	2.83		11.5
4.73	(e)	93,304	0.89		0.93	3.23		11.3
0.29	(e)	88,170	0.96		1.16	3.36		20.7
9.03	(e)	90,263	1.06		1.25	4.02		14.1
0.54	(d)	2,681,318	0.49	(f)	–	3.08	(f)	13.9	(f)
5.40		2,692,447	0.49		–	3.19		12.9
0.54		2,576,219	0.49		–	3.19		11.5
5.13		2,288,675	0.50		–	3.61		11.3
0.74		1,907,327	0.50		–	3.82		20.7
9.62		1,763,464	0.51		–	4.56		14.1
0.00	(d)	20,188	1.36	(f)	–	2.21	(f)	13.9	(f)
4.60		19,256	1.36		–	2.32		12.9
(0.42)		15,740	1.36		–	2.31		11.5
4.22		10,308	1.37		–	2.71		11.3
(0.02)		5,593	1.37		–	2.94		20.7
8.68		1,084	1.38		–	3.69		14.1
0.07	(d)	2,711	1.23	(f)	–	2.34	(f)	13.9	(f)
4.73		3,155	1.23		–	2.45		12.9
(0.19)		2,867	1.23		–	2.44		11.5
4.35		2,267	1.24		–	2.85		11.3
0.00		1,208	1.24		–	3.07		20.7
8.81		1,157	1.25		–	3.77		14.1
0.26	(d)	30,252	1.05	(f)	–	2.52	(f)	13.9	(f)
4.92		32,657	1.05		–	2.63		12.9
(0.12)		33,494	1.05		–	2.62		11.5
4.54		24,899	1.06		–	3.05		11.3
0.28		21,640	1.06		–	3.25		20.7
9.00		16,508	1.07		–	4.01		14.1
0.35	(d)	29,053	0.86	(f)	–	2.71	(f)	13.9	(f)
5.01		27,577	0.86		–	2.82		12.9
0.17		23,620	0.86		–	2.82		11.5
4.74		21,679	0.87		–	3.23		11.3
0.37		15,785	0.87		–	3.45		20.7
9.21		8,155	0.88		–	4.17		14.1
0.42	(d)	49,265	0.74	(f)	–	2.83	(f)	13.9	(f)
5.25		50,807	0.74		–	2.94		12.9
0.19		46,970	0.74		–	2.93		11.5
4.87		33,814	0.75		–	3.36		11.3
0.50		15,858	0.75		–	3.56		20.7
9.35		13,785	0.76		–	4.31		14.1
0.44	(d)	7,021	0.55 (f)	,(g)	–	3.02	(f)	13.9	(f)
5.37	(h)	6,656	0.55	(g)	–	3.13		12.9
0.27%(d),(h)		6,539	0.55 (f)	,(g)	–	3.05	(f)	11.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INFLATION PROTECTION FUND
Class J shares
2017	(c)	$8.42	$0.06	($0.11)	($0.05)	($0.06)	$–	($0.06)	$8.31
2016		8.11	0.01	0.35	0.36	(0.05)	–	(0.05)	8.42
2015		8.46	(0.05)	(0.20)	(0.25)	(0.10)	–	(0.10)	8.11
2014		8.55	0.03	0.04	0.07	–	(0.16)	(0.16)	8.46
2013		9.15	0.02	(0.61)	(0.59)	(0.01)	–	(0.01)	8.55
2012		8.56	0.02	0.58	0.60	(0.01)	–	(0.01)	9.15
Institutional shares
2017	(c)	8.72	0.09	(0.13)	(0.04)	(0.07)	–	(0.07)	8.61
2016		8.35	0.07	0.37	0.44	(0.07)	–	(0.07)	8.72
2015		8.66	0.03	(0.22)	(0.19)	(0.12)	–	(0.12)	8.35
2014		8.69	0.11	0.02	0.13	–	(0.16)	(0.16)	8.66
2013		9.29	0.07	(0.62)	(0.55)	(0.05)	–	(0.05)	8.69
2012		8.65	0.09	0.58	0.67	(0.03)	–	(0.03)	9.29
R-1 shares
2017	(c)	8.29	0.05	(0.12)	(0.07)	(0.05)	–	(0.05)	8.17
2016		8.00	0.01	0.33	0.34	(0.05)	–	(0.05)	8.29
2015		8.35	(0.07)	(0.19)	(0.26)	(0.09)	–	(0.09)	8.00
2014		8.46	0.02	0.03	0.05	–	(0.16)	(0.16)	8.35
2013		9.09	(0.02)	(0.60)	(0.62)	(0.01)	–	(0.01)	8.46
2012		8.51	0.02	0.57	0.59	(0.01)	–	(0.01)	9.09
R-2 shares
2017	(c)	8.35	0.06	(0.13)	(0.07)	(0.06)	–	(0.06)	8.22
2016		8.04	0.01	0.35	0.36	(0.05)	–	(0.05)	8.35
2015		8.39	(0.06)	(0.19)	(0.25)	(0.10)	–	(0.10)	8.04
2014		8.49	0.03	0.03	0.06	–	(0.16)	(0.16)	8.39
2013		9.11	–	(0.61)	(0.61)	(0.01)	–	(0.01)	8.49
2012		8.52	0.03	0.57	0.60	(0.01)	–	(0.01)	9.11
R-3 shares
2017	(c)	8.44	0.06	(0.12)	(0.06)	(0.06)	–	(0.06)	8.32
2016		8.12	0.02	0.36	0.38	(0.06)	–	(0.06)	8.44
2015		8.46	(0.05)	(0.19)	(0.24)	(0.10)	–	(0.10)	8.12
2014		8.54	0.04	0.04	0.08	–	(0.16)	(0.16)	8.46
2013		9.16	0.02	(0.62)	(0.60)	(0.02)	–	(0.02)	8.54
2012		8.55	0.04	0.58	0.62	(0.01)	–	(0.01)	9.16
R-4 shares
2017	(c)	8.52	0.07	(0.11)	(0.04)	(0.07)	–	(0.07)	8.41
2016		8.19	0.04	0.35	0.39	(0.06)	–	(0.06)	8.52
2015		8.52	(0.02)	(0.20)	(0.22)	(0.11)	–	(0.11)	8.19
2014		8.58	0.07	0.03	0.10	–	(0.16)	(0.16)	8.52
2013		9.20	0.04	(0.63)	(0.59)	(0.03)	–	(0.03)	8.58
2012		8.58	0.08	0.55	0.63	(0.01)	–	(0.01)	9.20
R-5 shares
2017	(c)	8.59	0.08	(0.12)	(0.04)	(0.07)	–	(0.07)	8.48
2016		8.25	0.05	0.35	0.40	(0.06)	–	(0.06)	8.59
2015		8.57	–	(0.21)	(0.21)	(0.11)	–	(0.11)	8.25
2014		8.62	0.16	(0.05)	0.11	–	(0.16)	(0.16)	8.57
2013		9.24	0.06	(0.65)	(0.59)	(0.03)	–	(0.03)	8.62
2012		8.61	0.07	0.58	0.65	(0.02)	–	(0.02)	9.24

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

(0.71)%(d),(e),(f)		$7,967	1.02%	(g)	1.05%(g)	1.46%	(g)	41.4%	(g)
4.51	(e)	7,758	1.09		1.12	0.17		62.0
(2.96	) (e)	7,516	1.10		1.13	(0.63)		54.5
0.85	(e)	8,692	1.11		1.15	0.40		101.6
(6.45	) (e)	9,894	0.86		1.06	0.25		100.9
7.00	(e)	15,135	1.15		1.52	0.25		152.9

(0.39	) (d)	1,536,168	0.39	(g)	–	2.11	(g)	41.4	(g)
5.30		1,770,164	0.38		–	0.88		62.0
(2.26)		1,608,193	0.39		–	0.41		54.5
1.54		1,023,698	0.40		–	1.29		101.6
(6.00)		773,261	0.40		–	0.79		100.9
7.78		740,023	0.40		–	1.04		152.9

(0.78	) (d)	1,064	1.27	(g)	–	1.27	(g)	41.4	(g)
4.31		1,017	1.26		–	0.12		62.0
(3.09)		693	1.27		–	(0.80)		54.5
0.62		905	1.28		–	0.28		101.6
(6.83)		910	1.28		–	(0.21)		100.9
6.89		1,821	1.28		–	0.19		152.9

(0.83	) (d)	556	1.14	(g)	–	1.41	(g)	41.4	(g)
4.44	(f)	524	1.13		–	0.07		62.0
(2.86	) (f)	533	1.14		–	(0.74)		54.5
0.73		577	1.15		–	0.34		101.6
(6.73)		752	1.15		–	0.01		100.9
7.01		1,263	1.15		–	0.35		152.9

(0.78) (d),(f)		5,868	0.96	(g)	–	1.55	(g)	41.4	(g)
4.69		5,602	0.95		–	0.29		62.0
(2.80)		4,825	0.96		–	(0.54)		54.5
0.97		5,784	0.97		–	0.50		101.6
(6.54)		6,353	0.97		–	0.22		100.9
7.24		5,447	0.97		–	0.47		152.9

(0.62) (d),(f)		2,427	0.77	(g)	–	1.72	(g)	41.4	(g)
4.82		2,357	0.76		–	0.45		62.0
(2.62)		1,982	0.77		–	(0.21)		54.5
1.20		2,036	0.78		–	0.83		101.6
(6.42)		1,655	0.78		–	0.47		100.9
7.38		1,995	0.78		–	0.88		152.9

(0.47	) (d)	3,571	0.65	(g)	–	1.90	(g)	41.4	(g)
4.93		3,833	0.64		–	0.65		62.0
(2.45)		4,259	0.65		–	(0.04)		54.5
1.31		3,790	0.66		–	1.82		101.6
(6.37)		2,516	0.66		–	0.71		100.9
7.55		4,539	0.66		–	0.81		152.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Asset	Net	Net Realized		Dividends	Total
			Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares	2017	(c)	$21.93	$0.05	$1.94	$1.99	($0.23)	($0.23)	$23.69
	2016		20.61	0.13	1.28	1.41	(0.09)	(0.09)	21.93
	2015		24.14	0.19	(3.41)	(3.22)	(0.31)	(0.31)	20.61
	2014		24.25	0.20	(0.22)	(0.02)	(0.09)	(0.09)	24.14
	2013		23.69	0.21	0.62	0.83	(0.27)	(0.27)	24.25
	2012		22.96	0.22	0.72	0.94	(0.21)	(0.21)	23.69
Institutional shares	2017	(c)	22.59	0.07	1.99	2.06	(0.30)	(0.30)	24.35
	2016		21.24	0.20	1.33	1.53	(0.18)	(0.18)	22.59
	2015		24.88	0.26	(3.49)	(3.23)	(0.41)	(0.41)	21.24
	2014		25.01	0.32	(0.24)	0.08	(0.21)	(0.21)	24.88
	2013		24.42	0.33	0.64	0.97	(0.38)	(0.38)	25.01
	2012		23.67	0.34	0.73	1.07	(0.32)	(0.32)	24.42
R-1 shares	2017	(c)	22.42	(0.02)	1.99	1.97	(0.10)	(0.10)	24.29
	2016		21.08	0.03	1.31	1.34	–	–	22.42
	2015		24.66	0.10	(3.51)	(3.41)	(0.17)	(0.17)	21.08
	2014		24.79	0.09	(0.22)	(0.13)	–	–	24.66
	2013		24.20	0.11	0.64	0.75	(0.16)	(0.16)	24.79
	2012		23.37	0.13	0.75	0.88	(0.05)	(0.05)	24.20
R-2 shares	2017	(c)	22.31	(0.01)	1.99	1.98	(0.15)	(0.15)	24.14
	2016		20.95	0.06	1.30	1.36	–	–	22.31
	2015		24.52	0.11	(3.47)	(3.36)	(0.21)	(0.21)	20.95
	2014		24.63	0.12	(0.22)	(0.10)	(0.01)	(0.01)	24.52
	2013		24.03	0.13	0.65	0.78	(0.18)	(0.18)	24.63
	2012		23.26	0.16	0.74	0.90	(0.13)	(0.13)	24.03
R-3 shares	2017	(c)	22.46	0.01	2.00	2.01	(0.18)	(0.18)	24.29
	2016		21.10	0.10	1.31	1.41	(0.05)	(0.05)	22.46
	2015		24.68	0.16	(3.49)	(3.33)	(0.25)	(0.25)	21.10
	2014		24.74	0.17	(0.23)	(0.06)	–	–	24.68
	2013		24.15	0.19	0.64	0.83	(0.24)	(0.24)	24.74
	2012		23.38	0.22	0.72	0.94	(0.17)	(0.17)	24.15
R-4 shares	2017	(c)	22.58	0.03	2.01	2.04	(0.23)	(0.23)	24.39
	2016		21.20	0.13	1.33	1.46	(0.08)	(0.08)	22.58
	2015		24.82	0.21	(3.52)	(3.31)	(0.31)	(0.31)	21.20
	2014		24.93	0.20	(0.21)	(0.01)	(0.10)	(0.10)	24.82
	2013		24.35	0.24	0.64	0.88	(0.30)	(0.30)	24.93
	2012		23.59	0.25	0.74	0.99	(0.23)	(0.23)	24.35
R-5 shares	2017	(c)	22.61	0.05	1.99	2.04	(0.24)	(0.24)	24.41
	2016		21.26	0.15	1.32	1.47	(0.12)	(0.12)	22.61
	2015		24.89	0.24	(3.53)	(3.29)	(0.34)	(0.34)	21.26
	2014		25.02	0.24	(0.22)	0.02	(0.15)	(0.15)	24.89
	2013		24.43	0.27	0.65	0.92	(0.33)	(0.33)	25.02
	2012		23.67	0.29	0.72	1.01	(0.25)	(0.25)	24.43
R-6 shares	2017	(h)	21.57	0.07	3.01	3.08	(0.31)	(0.31)	24.34

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

9.24%(d),(e)		$107,057	1.53%(f),(j)		1.68%(f)	0.42%	(f)	95.1%	(f)
6.87	(e)	97,753	1.64		1.67	0.65		120.3
(13.47	) (e)	99,723	1.66		1.69	0.86		88.4
(0.09	) (e)	129,223	1.65		1.69	0.83		114.7
3.49	(e)	146,376	1.69		1.89	0.85		117.2
4.18	(e)	164,299	1.72		1.91	0.96		104.8
9.38 (d)	,(g)	587,688	1.30 (f)	,(j)	–	0.65	(f)	95.1	(f)
7.27	(g)	756,257	1.27		–	0.97		120.3
(13.13)		948,114	1.25		–	1.10		88.4
0.33		1,752,175	1.23		–	1.30		114.7
3.96		1,537,280	1.24		1.24	1.35		117.2
4.67		1,219,393	1.25		1.25	1.45		104.8
8.88	(d)	2,582	2.15 (f)	,(j)	–	(0.21	) (f)	95.1	(f)
6.36		2,585	2.13		–	0.14		120.3
(13.88)		2,842	2.12		–	0.42		88.4
(0.52)		3,490	2.10		–	0.38		114.7
3.09		4,467	2.11		–	0.43		117.2
3.77		5,362	2.11		–	0.56		104.8
8.96	(d)	3,536	2.02 (f)	,(j)	–	(0.07	) (f)	95.1	(f)
6.49		3,346	2.00		–	0.30		120.3
(13.76)		3,777	1.99		–	0.46		88.4
(0.41)		5,878	1.97		–	0.50		114.7
3.21		6,610	1.98		–	0.53		117.2
3.93		9,010	1.98		–	0.69		104.8
9.06	(d)	10,073	1.84 (f)	,(j)	–	0.12	(f)	95.1	(f)
6.70		10,275	1.82		–	0.48		120.3
(13.60)		10,805	1.81		–	0.71		88.4
(0.24)		14,835	1.79		–	0.68		114.7
3.42		19,344	1.80		–	0.77		117.2
4.08		37,931	1.80		–	0.94		104.8
9.17	(d)	10,209	1.65 (f)	,(j)	–	0.29	(f)	95.1	(f)
6.86	(g)	8,340	1.63		–	0.66		120.3
(13.42	) (g)	8,922	1.62		–	0.90		88.4
(0.01)		14,415	1.60		–	0.84		114.7
3.57		20,951	1.61		–	0.98		117.2
4.28		21,453	1.61		–	1.05		104.8
9.25 (d)	,(g)	17,038	1.53 (f)	,(j)	–	0.43	(f)	95.1	(f)
6.99		18,989	1.51		–	0.73		120.3
(13.33)		22,656	1.50		–	1.01		88.4
0.08		29,903	1.48		–	0.97		114.7
3.73		33,812	1.49		–	1.08		117.2
4.41		37,421	1.49		–	1.21		104.8
14.49	(d)	11	1.34 (f)	,(i),(j)	–	0.69	(f)	95.1	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from November 22, 2016, date operations commenced, through April 30, 2017.
(i)	Reflects Manager's contractual expense limit.
(j)	Includes .01% of expense associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager’s contractual expense limit if applicable.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL FUND I
Institutional shares
2017	(c)	$13.11	$0.03	$1.22	$1.25	($0.13)	($0.13)	$14.23
2016		13.53	0.13	(0.45)	(0.32)	(0.10)	(0.10)	13.11
2015		13.65	0.16	0.03	0.19	(0.31)	(0.31)	13.53
2014		13.05	0.23	0.58	0.81	(0.21)	(0.21)	13.65
2013		10.79	0.15	2.32	2.47	(0.21)	(0.21)	13.05
2012		10.31	0.20	0.45	0.65	(0.17)	(0.17)	10.79
R-1 shares
2017	(c)	12.99	(0.02)	1.23	1.21	–	–	14.20
2016		13.42	0.02	(0.45)	(0.43)	–	–	12.99
2015		13.54	0.04	0.03	0.07	(0.19)	(0.19)	13.42
2014		12.94	0.16	0.54	0.70	(0.10)	(0.10)	13.54
2013		10.70	0.06	2.29	2.35	(0.11)	(0.11)	12.94
2012		10.20	0.11	0.46	0.57	(0.07)	(0.07)	10.70
R-2 shares
2017	(c)	13.06	(0.01)	1.22	1.21	(0.04)	(0.04)	14.23
2016		13.48	0.04	(0.46)	(0.42)	–	–	13.06
2015		13.57	0.06	0.04	0.10	(0.19)	(0.19)	13.48
2014		12.96	0.18	0.54	0.72	(0.11)	(0.11)	13.57
2013		10.72	0.07	2.30	2.37	(0.13)	(0.13)	12.96
2012		10.21	0.12	0.46	0.58	(0.07)	(0.07)	10.72
R-3 shares
2017	(c)	13.05	–	1.22	1.22	(0.06)	(0.06)	14.21
2016		13.47	0.06	(0.45)	(0.39)	(0.03)	(0.03)	13.05
2015		13.57	0.08	0.04	0.12	(0.22)	(0.22)	13.47
2014		12.97	0.20	0.54	0.74	(0.14)	(0.14)	13.57
2013		10.71	0.10	2.29	2.39	(0.13)	(0.13)	12.97
2012		10.22	0.14	0.46	0.60	(0.11)	(0.11)	10.71
R-4 shares
2017	(c)	13.07	0.01	1.23	1.24	(0.08)	(0.08)	14.23
2016		13.49	0.09	(0.46)	(0.37)	(0.05)	(0.05)	13.07
2015		13.60	0.10	0.06	0.16	(0.27)	(0.27)	13.49
2014		13.00	0.22	0.55	0.77	(0.17)	(0.17)	13.60
2013		10.74	0.12	2.30	2.42	(0.16)	(0.16)	13.00
2012		10.26	0.16	0.45	0.61	(0.13)	(0.13)	10.74
R-5 shares
2017	(c)	13.06	0.02	1.22	1.24	(0.10)	(0.10)	14.20
2016		13.49	0.08	(0.44)	(0.36)	(0.07)	(0.07)	13.06
2015		13.61	0.12	0.05	0.17	(0.29)	(0.29)	13.49
2014		13.02	0.24	0.54	0.78	(0.19)	(0.19)	13.61
2013		10.76	0.14	2.31	2.45	(0.19)	(0.19)	13.02
2012		10.28	0.17	0.45	0.62	(0.14)	(0.14)	10.76
R-6 shares
2017	(h)	12.67	0.03	1.65	1.68	(0.13)	(0.13)	14.22

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

9.69%	(d)	$318,868	0.99%	(e)	0.99%(e)	0.50%	(e)	72.7%	(e)
(2.36)		296,966	1.00		1.01	1.02		69.9
1.32	(f)	316,421	0.97		0.97	1.14		52.8
6.45	(f)	344,528	1.01		1.04	1.76		128.4
23.23		610,764	0.97		1.02	1.27		50.6
6.53		1,069,269	0.98		1.01	1.95		57.3

9.32	(d)	2,567	1.82	(e)	–	(0.35	) (e)	72.7	(e)
(3.20)		2,759	1.85		–	0.16		69.9
0.48	(f)	3,710	1.81		–	0.30		52.8
5.53	(f)	4,271	1.85	(g)	–	1.22		128.4
22.17		4,758	1.83	(g)	–	0.54		50.6
5.61		4,294	1.85	(g)	–	1.04		57.3

9.32	(d)	3,106	1.69	(e)	–	(0.15	) (e)	72.7	(e)
(3.12)		2,577	1.72		–	0.30		69.9
0.71	(f)	3,189	1.68		–	0.44		52.8
5.66	(f)	3,069	1.72	(g)	–	1.34		128.4
22.25		4,108	1.70	(g)	–	0.63		50.6
5.79		4,182	1.72	(g)	–	1.22		57.3

9.43	(d)	5,294	1.51	(e)	–	(0.05	) (e)	72.7	(e)
(2.90)		5,326	1.54		–	0.49		69.9
0.86	(f)	4,721	1.50		–	0.59		52.8
5.83	(f)	5,340	1.54	(g)	–	1.51		128.4
22.51		6,505	1.52	(g)	–	0.88		50.6
5.97		7,223	1.54	(g)	–	1.42		57.3

9.55	(d)	3,258	1.32	(e)	–	0.17	(e)	72.7	(e)
(2.75)		3,386	1.35		–	0.68		69.9
1.11	(f)	3,651	1.31		–	0.71		52.8
6.01	(f)	5,718	1.35	(g)	–	1.67		128.4
22.82		8,174	1.33	(g)	–	1.04		50.6
6.07		6,264	1.35	(g)	–	1.56		57.3

9.63	(d)	4,689	1.20	(e)	–	0.32	(e)	72.7	(e)
(2.69)		3,710	1.23		–	0.61		69.9
1.12	(f)	9,244	1.19		–	0.89		52.8
6.18	(f)	8,839	1.23	(g)	–	1.83		128.4
23.02		8,295	1.21	(g)	–	1.15		50.6
6.17		6,265	1.23	(g)	–	1.69		57.3

13.45	(d)	11	1.05 (e)	,(g)	–	0.54	(e)	72.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 22, 2016, date operations commenced, through April 30, 2017.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND
Class J shares
2017	(c)	$8.92	$–	$0.88	$0.88	($0.03)	($1.25)	($1.28)	$8.52
2016		10.37	0.01	(0.38)	(0.37)	–	(1.08)	(1.08)	8.92
2015		11.00	(0.02)	0.61	0.59	–	(1.22)	(1.22)	10.37
2014		10.77	(0.02)	1.46	1.44	–	(1.21)	(1.21)	11.00
2013		8.31	0.02	2.46	2.48	(0.02)	–	(0.02)	10.77
2012		7.53	–	0.78	0.78	–	–	–	8.31
Institutional shares
2017	(c)	9.89	0.02	0.98	1.00	(0.05)	(1.25)	(1.30)	9.59
2016		11.38	0.05	(0.43)	(0.38)	(0.03)	(1.08)	(1.11)	9.89
2015		11.93	0.03	0.66	0.69	(0.02)	(1.22)	(1.24)	11.38
2014		11.57	0.03	1.57	1.60	(0.03)	(1.21)	(1.24)	11.93
2013		8.93	0.07	2.64	2.71	(0.07)	–	(0.07)	11.57
2012		8.07	0.04	0.85	0.89	(0.03)	–	(0.03)	8.93
R-1 shares
2017	(c)	9.02	(0.02)	0.88	0.86	–	(1.25)	(1.25)	8.63
2016		10.52	(0.04)	(0.38)	(0.42)	–	(1.08)	(1.08)	9.02
2015		11.19	(0.06)	0.61	0.55	–	(1.22)	(1.22)	10.52
2014		10.98	(0.06)	1.48	1.42	–	(1.21)	(1.21)	11.19
2013		8.49	(0.01)	2.50	2.49	–	–	–	10.98
2012		7.72	(0.03)	0.80	0.77	–	–	–	8.49
R-2 shares
2017	(c)	9.19	(0.01)	0.90	0.89	–	(1.25)	(1.25)	8.83
2016		10.69	(0.02)	(0.40)	(0.42)	–	(1.08)	(1.08)	9.19
2015		11.34	(0.05)	0.62	0.57	–	(1.22)	(1.22)	10.69
2014		11.09	(0.05)	1.51	1.46	–	(1.21)	(1.21)	11.34
2013		8.57	–	2.52	2.52	–	–	–	11.09
2012		7.77	(0.02)	0.82	0.80	–	–	–	8.57
R-3 shares
2017	(c)	10.09	(0.01)	1.01	1.00	–	(1.25)	(1.25)	9.84
2016		11.61	(0.01)	(0.43)	(0.44)	–	(1.08)	(1.08)	10.09
2015		12.19	(0.03)	0.67	0.64	–	(1.22)	(1.22)	11.61
2014		11.82	(0.03)	1.61	1.58	–	(1.21)	(1.21)	12.19
2013		9.12	0.02	2.68	2.70	–	–	–	11.82
2012		8.26	–	0.86	0.86	–	–	–	9.12
R-4 shares
2017	(c)	10.06	–	1.01	1.01	(0.01)	(1.25)	(1.26)	9.81
2016		11.56	0.01	(0.43)	(0.42)	–	(1.08)	(1.08)	10.06
2015		12.12	(0.01)	0.67	0.66	–	(1.22)	(1.22)	11.56
2014		11.74	(0.01)	1.60	1.59	–	(1.21)	(1.21)	12.12
2013		9.06	0.03	2.68	2.71	(0.03)	–	(0.03)	11.74
2012		8.19	0.01	0.86	0.87	–	–	–	9.06
R-5 shares
2017	(c)	9.96	0.01	1.00	1.01	(0.03)	(1.25)	(1.28)	9.69
2016		11.45	0.02	(0.43)	(0.41)	–	(1.08)	(1.08)	9.96
2015		12.00	–	0.67	0.67	–	(1.22)	(1.22)	11.45
2014		11.62	–	1.59	1.59	–	(1.21)	(1.21)	12.00
2013		8.98	0.06	2.62	2.68	(0.04)	–	(0.04)	11.62
2012		8.11	0.02	0.85	0.87	–	–	–	8.98

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

11.52%(d),(e)		$62,417	0.96%	(f)	0.99%(f)	0.11%	(f)	97.8%	(f)
(4.01	) (e)	57,924	0.95		0.98	0.15		62.5
6.10	(e)	69,824	1.03		1.06	(0.15)		54.1
14.61	(e)	64,841	1.04		1.08	(0.16)		57.7
29.92	(e)	56,800	1.09		1.29	0.25		79.3
10.36	(e)	45,831	1.20		1.39	(0.04)		64.3

11.67	(d)	1,179,205	0.69	(f)	–	0.41	(f)	97.8	(f)
(3.75)		1,549,259	0.65		–	0.46		62.5
6.48		2,352,018	0.64		–	0.25		54.1
15.09		2,791,488	0.65		–	0.24		57.7
30.52		2,513,518	0.64		–	0.69		79.3
11.01		1,852,751	0.64		–	0.51		64.3

11.15	(d)	3,963	1.53	(f)	–	(0.45	) (f)	97.8	(f)
(4.47)		4,378	1.52		–	(0.42)		62.5
5.58		5,815	1.50		–	(0.62)		54.1
14.10		6,258	1.50		–	(0.60)		57.7
29.33		6,534	1.51		–	(0.10)		79.3
9.97		8,500	1.52		–	(0.37)		64.3

11.27	(d)	1,810	1.40	(f)	–	(0.31	) (f)	97.8	(f)
(4.40)		2,093	1.39		–	(0.24)		62.5
5.70		5,386	1.37		–	(0.50)		54.1
14.34		5,846	1.37		–	(0.47)		57.7
29.40		7,383	1.38		–	0.01		79.3
10.30		8,616	1.39		–	(0.23)		64.3

11.36	(d)	11,888	1.22	(f)	–	(0.12	) (f)	97.8	(f)
(4.21)		14,755	1.21		–	(0.12)		62.5
5.89		19,280	1.19		–	(0.30)		54.1
14.48		20,863	1.19		–	(0.29)		57.7
29.67		22,527	1.20		–	0.19		79.3
10.41		25,611	1.21		–	(0.05)		64.3

11.55	(d)	8,712	1.03	(f)	–	0.06	(f)	97.8	(f)
(4.04)		10,224	1.02		–	0.08		62.5
6.11		14,853	1.00		–	(0.12)		54.1
14.68		13,833	1.00		–	(0.08)		57.7
29.94		18,484	1.01		–	0.32		79.3
10.62		13,612	1.02		–	0.14		64.3

11.64	(d)	51,512	0.91	(f)	–	0.16	(f)	97.8	(f)
(3.98)		50,611	0.90		–	0.20		62.5
6.27		64,417	0.88		–	0.01		54.1
14.85		71,922	0.88		–	0.01		57.7
30.01		67,568	0.89		–	0.56		79.3
10.77		129,852	0.90		–	0.26		64.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND I
Class J shares	2017	(c)	$10.22	$–	$1.38	$1.38	$–	($0.53)	($0.53)	$11.07
	2016		11.70	(0.01)	0.02	0.01	–	(1.49)	(1.49)	10.22
	2015		11.97	(0.02)	1.02	1.00	–	(1.27)	(1.27)	11.70
	2014		11.35	(0.02)	1.41	1.39	–	(0.77)	(0.77)	11.97
	2013		8.98	–	2.81	2.81	(0.01)	(0.43)	(0.44)	11.35
	2012		8.55	(0.02)	0.79	0.77	–	(0.34)	(0.34)	8.98
Institutional shares	2017	(c)	12.03	0.01	1.64	1.65	(0.01)	(0.53)	(0.54)	13.14
	2016		13.49	0.02	0.02	0.04	(0.01)	(1.49)	(1.50)	12.03
	2015		13.59	0.02	1.19	1.21	(0.04)	(1.27)	(1.31)	13.49
	2014		12.76	0.03	1.59	1.62	(0.02)	(0.77)	(0.79)	13.59
	2013		10.04	0.05	3.15	3.20	(0.05)	(0.43)	(0.48)	12.76
	2012		9.48	0.03	0.88	0.91	(0.01)	(0.34)	(0.35)	10.04
R-1 shares	2017	(c)	10.68	(0.04)	1.44	1.40	–	(0.53)	(0.53)	11.55
	2016		12.23	(0.08)	0.02	(0.06)	–	(1.49)	(1.49)	10.68
	2015		12.51	(0.08)	1.07	0.99	–	(1.27)	(1.27)	12.23
	2014		11.87	(0.08)	1.49	1.41	–	(0.77)	(0.77)	12.51
	2013		9.40	(0.05)	2.95	2.90	–	(0.43)	(0.43)	11.87
	2012		8.97	(0.06)	0.83	0.77	–	(0.34)	(0.34)	9.40
R-2 shares	2017	(c)	10.44	(0.03)	1.41	1.38	–	(0.53)	(0.53)	11.29
	2016		11.97	(0.06)	0.02	(0.04)	–	(1.49)	(1.49)	10.44
	2015		12.26	(0.06)	1.04	0.98	–	(1.27)	(1.27)	11.97
	2014		11.64	(0.06)	1.45	1.39	–	(0.77)	(0.77)	12.26
	2013		9.21	(0.03)	2.89	2.86	–	(0.43)	(0.43)	11.64
	2012		8.78	(0.04)	0.81	0.77	–	(0.34)	(0.34)	9.21
R-3 shares	2017	(c)	11.17	(0.02)	1.51	1.49	–	(0.53)	(0.53)	12.13
	2016		12.68	(0.04)	0.02	(0.02)	–	(1.49)	(1.49)	11.17
	2015		12.88	(0.04)	1.11	1.07	–	(1.27)	(1.27)	12.68
	2014		12.18	(0.04)	1.51	1.47	–	(0.77)	(0.77)	12.88
	2013		9.61	(0.02)	3.03	3.01	(0.01)	(0.43)	(0.44)	12.18
	2012		9.13	(0.03)	0.85	0.82	–	(0.34)	(0.34)	9.61
R-4 shares	2017	(c)	11.31	(0.01)	1.53	1.52	–	(0.53)	(0.53)	12.30
	2016		12.80	(0.02)	0.02	–	–	(1.49)	(1.49)	11.31
	2015		12.97	(0.02)	1.12	1.10	–	(1.27)	(1.27)	12.80
	2014		12.23	(0.02)	1.53	1.51	–	(0.77)	(0.77)	12.97
	2013		9.65	–	3.03	3.03	(0.02)	(0.43)	(0.45)	12.23
	2012		9.15	(0.01)	0.85	0.84	–	(0.34)	(0.34)	9.65
R-5 shares	2017	(c)	11.66	(0.01)	1.59	1.58	–	(0.53)	(0.53)	12.71
	2016		13.14	(0.01)	0.02	0.01	–	(1.49)	(1.49)	11.66
	2015		13.27	(0.01)	1.16	1.15	(0.01)	(1.27)	(1.28)	13.14
	2014		12.49	(0.01)	1.56	1.55	–	(0.77)	(0.77)	13.27
	2013		9.84	0.02	3.09	3.11	(0.03)	(0.43)	(0.46)	12.49
	2012		9.31	–	0.87	0.87	–	(0.34)	(0.34)	9.84
R-6 shares	2017	(c)	12.02	–	1.65	1.65	(0.01)	(0.53)	(0.54)	13.13
	2016		13.49	0.01	0.02	0.03	(0.01)	(1.49)	(1.50)	12.02
	2015	(i)	$13.87	($0.01)	$0.94	$0.93	($0.04)	($1.27)	($1.31)	$13.49

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

14.08%(d),(e)		$122,497	0.85%	(f)	0.89%(f)	(0.09)%	(f)	41.2%	(f)
0.13	(e)	110,553	0.89		0.94	(0.13)		32.8
9.48	(e)	123,054	0.97		1.02	(0.18)		39.3
12.90	(e)	106,144	0.99		1.05	(0.19)		38.4
32.60	(e)	95,021	1.06		1.27	(0.03)		37.0
9.61	(e)	69,178	1.13		1.34	(0.25)		33.7
14.22	(d)	6,723,249	0.62 (f)	,(g)	–	0.15	(f)	41.2	(f)
0.34		6,436,701	0.62	(g)	–	0.14		32.8
9.93		6,608,588	0.61	(g)	–	0.19		39.3
13.31		7,031,086	0.61	(g)	–	0.20		38.4
33.23		6,240,772	0.61	(g)	–	0.41		37.0
10.22		4,523,083	0.61	(g)	–	0.29		33.7
13.74 (d)	,(h)	7,038	1.47 (f)	,(g)	–	(0.71	) (f)	41.2	(f)
(0.50)		6,716	1.47	(g)	–	(0.71)		32.8
9.04	(h)	8,078	1.47	(g)	–	(0.67)		39.3
12.39	(h)	8,406	1.47	(g)	–	(0.66)		38.4
32.09		8,519	1.47	(g)	–	(0.44)		37.0
9.14		5,708	1.48	(g)	–	(0.60)		33.7
13.77	(d)	11,399	1.34 (f)	,(g)	–	(0.58	) (f)	41.2	(f)
(0.34)		13,145	1.34	(g)	–	(0.58)		32.8
9.05		16,204	1.34	(g)	–	(0.54)		39.3
12.56		21,048	1.34	(g)	–	(0.54)		38.4
32.32		16,060	1.34	(g)	–	(0.30)		37.0
9.34		13,403	1.35	(g)	–	(0.46)		33.7
13.86	(d)	121,912	1.16 (f)	,(g)	–	(0.40	) (f)	41.2	(f)
(0.14)		116,736	1.16	(g)	–	(0.40)		32.8
9.34		152,222	1.16	(g)	–	(0.36)		39.3
12.67		165,698	1.16	(g)	–	(0.35)		38.4
32.55		152,377	1.16	(g)	–	(0.16)		37.0
9.54		91,042	1.17	(g)	–	(0.28)		33.7
13.95	(d)	82,022	0.97 (f)	,(g)	–	(0.21	) (f)	41.2	(f)
0.03		74,021	0.97	(g)	–	(0.21)		32.8
9.52		94,343	0.97	(g)	–	(0.18)		39.3
12.95		90,002	0.97	(g)	–	(0.16)		38.4
32.75		95,501	0.97	(g)	–	0.04		37.0
9.74		58,532	0.98	(g)	–	(0.09)		33.7
14.05	(d)	288,831	0.85 (f)	,(g)	–	(0.09	) (f)	41.2	(f)
0.12		273,161	0.85	(g)	–	(0.09)		32.8
9.70		320,510	0.85	(g)	–	(0.05)		39.3
13.01		329,991	0.85	(g)	–	(0.05)		38.4
32.90		250,770	0.85	(g)	–	0.18		37.0
9.91		182,770	0.86	(g)	–	0.02		33.7
14.23	(d)	7,843	0.65 (f)	,(g)	–	0.07	(f)	41.2	(f)
0.27		3,333	0.65	(g)	–	0.09		32.8
7.72	%(d)	1,383	0.65 (f)	,(g)	–	(0.09	) (f)	39.3	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND II
Class J shares
2017	(c)	$6.55	$0.01	$0.88	$0.89	($0.04)	($0.26)	($0.30)	$7.14
2016		7.72	0.02	(0.01)	0.01	(0.02)	(1.16)	(1.18)	6.55
2015		9.69	0.01	0.55	0.56	(0.03)	(2.50)	(2.53)	7.72
2014		9.37	0.01	1.19	1.20	(0.03)	(0.85)	(0.88)	9.69
2013		7.66	0.04	1.83	1.87	(0.04)	(0.12)	(0.16)	9.37
2012		7.62	0.01	0.73	0.74	(0.01)	(0.69)	(0.70)	7.66
Institutional shares
2017	(c)	7.89	0.02	1.07	1.09	(0.06)	(0.26)	(0.32)	8.66
2016		9.06	0.06	(0.02)	0.04	(0.05)	(1.16)	(1.21)	7.89
2015		10.92	0.06	0.64	0.70	(0.06)	(2.50)	(2.56)	9.06
2014		10.45	0.05	1.34	1.39	(0.07)	(0.85)	(0.92)	10.92
2013		8.53	0.08	2.04	2.12	(0.08)	(0.12)	(0.20)	10.45
2012		8.39	0.06	0.81	0.87	(0.04)	(0.69)	(0.73)	8.53
R-1 shares
2017	(c)	7.21	(0.01)	0.97	0.96	–	(0.26)	(0.26)	7.91
2016		8.40	(0.01)	(0.02)	(0.03)	–	(1.16)	(1.16)	7.21
2015		10.32	(0.02)	0.60	0.58	–	(2.50)	(2.50)	8.40
2014		9.95	(0.04)	1.26	1.22	–	(0.85)	(0.85)	10.32
2013		8.11	–	1.96	1.96	–	(0.12)	(0.12)	9.95
2012		8.04	(0.02)	0.78	0.76	–	(0.69)	(0.69)	8.11
R-2 shares
2017	(c)	6.86	(0.01)	0.93	0.92	(0.01)	(0.26)	(0.27)	7.51
2016		8.04	–	(0.02)	(0.02)	–	(1.16)	(1.16)	6.86
2015		9.98	(0.01)	0.57	0.56	–	(2.50)	(2.50)	8.04
2014		9.63	(0.02)	1.22	1.20	–	(0.85)	(0.85)	9.98
2013		7.86	0.01	1.89	1.90	(0.01)	(0.12)	(0.13)	9.63
2012		7.81	–	0.74	0.74	–	(0.69)	(0.69)	7.86
R-3 shares
2017	(c)	7.14	–	0.96	0.96	(0.01)	(0.26)	(0.27)	7.83
2016		8.31	0.01	(0.02)	(0.01)	–	(1.16)	(1.16)	7.14
2015		10.22	–	0.59	0.59	–	(2.50)	(2.50)	8.31
2014		9.84	(0.01)	1.26	1.25	(0.02)	(0.85)	(0.87)	10.22
2013		8.03	0.03	1.93	1.96	(0.03)	(0.12)	(0.15)	9.84
2012		7.95	0.01	0.77	0.78	(0.01)	(0.69)	(0.70)	8.03
R-4 shares
2017	(c)	7.45	0.01	1.01	1.02	(0.02)	(0.26)	(0.28)	8.19
2016		8.61	0.02	(0.01)	0.01	(0.01)	(1.16)	(1.17)	7.45
2015		10.52	0.02	0.60	0.62	(0.03)	(2.50)	(2.53)	8.61
2014		10.10	0.01	1.29	1.30	(0.03)	(0.85)	(0.88)	10.52
2013		8.23	0.05	1.98	2.03	(0.04)	(0.12)	(0.16)	10.10
2012		8.13	0.02	0.78	0.80	(0.01)	(0.69)	(0.70)	8.23
R-5 shares
2017	(c)	7.57	0.01	1.03	1.04	(0.04)	(0.26)	(0.30)	8.31
2016		8.74	0.03	(0.02)	0.01	(0.02)	(1.16)	(1.18)	7.57
2015		10.63	0.03	0.61	0.64	(0.03)	(2.50)	(2.53)	8.74
2014		10.19	0.03	1.30	1.33	(0.04)	(0.85)	(0.89)	10.63
2013		8.31	0.06	2.00	2.06	(0.06)	(0.12)	(0.18)	10.19
2012		8.20	0.04	0.78	0.82	(0.02)	(0.69)	(0.71)	8.31

See accompanying notes.

R

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

13.89%(d),(e)		$36,354	1.19%	(f)	1.26%(f)	0.25%	(f)	40.8%	(f)
0.30	(e)	32,690	1.22		1.29	0.35		46.3
7.53	(e)	33,873	1.28		1.35	0.17		86.1
13.81	(e)	34,858	1.30		1.35	0.06		83.6
24.95	(e)	32,564	1.32		1.53	0.45		63.6
11.16	(e)	28,779	1.40		1.61	0.17		64.8

14.14	(d)	519,777	0.86 (f)	,(g)	–	0.58	(f)	40.8	(f)
0.60		479,594	0.86	(g)	–	0.72		46.3
8.07		590,069	0.85	(g)	–	0.63		86.1
14.23		1,062,254	0.87	(g)	–	0.50		83.6
25.46		1,191,048	0.87	(g)	–	0.91		63.6
11.87		1,107,456	0.87	(g)	–	0.71		64.8

13.55	(d)	944	1.74 (f)	,(g)	–	(0.30	) (f)	40.8	(f)
(0.26)		786	1.74	(g)	–	(0.16)		46.3
7.13		1,358	1.73	(g)	–	(0.29)		86.1
13.14		1,156	1.75	(g)	–	(0.38)		83.6
24.54		1,293	1.74	(g)	–	0.06		63.6
10.82		1,806	1.75	(g)	–	(0.19)		64.8

13.73	(d)	1,574	1.61 (f)	,(g)	–	(0.16	) (f)	40.8	(f)
(0.12)		1,584	1.61	(g)	–	(0.04)		46.3
7.21		1,559	1.60	(g)	–	(0.15)		86.1
13.38		1,730	1.62	(g)	–	(0.22)		83.6
24.65		3,250	1.61	(g)	–	0.16		63.6
10.90		3,038	1.62	(g)	–	0.00		64.8

13.75	(d)	3,815	1.43 (f)	,(g)	–	0.02	(f)	40.8	(f)
0.03		3,759	1.43	(g)	–	0.14		46.3
7.43		6,719	1.42	(g)	–	0.04		86.1
13.61		8,378	1.44	(g)	–	(0.05)		83.6
24.87		11,438	1.43	(g)	–	0.34		63.6
11.21		11,537	1.44	(g)	–	0.13		64.8

13.99	(d)	1,376	1.24 (f)	,(g)	–	0.29	(f)	40.8	(f)
0.17	(h)	2,229	1.24	(g)	–	0.33		46.3
7.62	(h)	2,186	1.23	(g)	–	0.22		86.1
13.80		6,060	1.25	(g)	–	0.11		83.6
25.12		5,436	1.24	(g)	–	0.54		63.6
11.29		5,291	1.25	(g)	–	0.31		64.8

14.08	(d)	6,368	1.12 (f)	,(g)	–	0.31	(f)	40.8	(f)
0.32		5,284	1.12	(g)	–	0.46		46.3
7.68		6,180	1.11	(g)	–	0.37		86.1
13.99		10,823	1.13	(g)	–	0.27		83.6
25.28		17,351	1.12	(g)	–	0.64		63.6
11.41		22,643	1.13	(g)	–	0.45		64.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2017	(c)	$14.89	$0.13	$1.80	$1.93	($0.27)	($0.20)	($0.47)	$16.35
2016		14.66	0.26	0.32	0.58	(0.23)	(0.12)	(0.35)	14.89
2015		14.21	0.23	0.45	0.68	(0.22)	(0.01)	(0.23)	14.66
2014		12.35	0.19	1.84	2.03	(0.17)	–	(0.17)	14.21
2013		9.93	0.18	2.40	2.58	(0.16)	–	(0.16)	12.35
2012		8.81	0.15	1.11	1.26	(0.14)	–	(0.14)	9.93
Institutional shares
2017	(c)	15.03	0.14	1.82	1.96	(0.30)	(0.20)	(0.50)	16.49
2016		14.80	0.30	0.32	0.62	(0.27)	(0.12)	(0.39)	15.03
2015		14.35	0.27	0.45	0.72	(0.26)	(0.01)	(0.27)	14.80
2014		12.47	0.24	1.85	2.09	(0.21)	–	(0.21)	14.35
2013		10.02	0.23	2.42	2.65	(0.20)	–	(0.20)	12.47
2012		8.89	0.19	1.11	1.30	(0.17)	–	(0.17)	10.02
R-1 shares
2017	(c)	14.93	0.07	1.81	1.88	(0.17)	(0.20)	(0.37)	16.44
2016		14.70	0.17	0.32	0.49	(0.14)	(0.12)	(0.26)	14.93
2015		14.26	0.15	0.44	0.59	(0.14)	(0.01)	(0.15)	14.70
2014		12.39	0.13	1.84	1.97	(0.10)	–	(0.10)	14.26
2013		9.96	0.13	2.41	2.54	(0.11)	–	(0.11)	12.39
2012		8.83	0.11	1.11	1.22	(0.09)	–	(0.09)	9.96
R-2 shares
2017	(c)	15.04	0.09	1.82	1.91	(0.19)	(0.20)	(0.39)	16.56
2016		14.80	0.19	0.32	0.51	(0.15)	(0.12)	(0.27)	15.04
2015		14.35	0.17	0.44	0.61	(0.15)	(0.01)	(0.16)	14.80
2014		12.47	0.14	1.86	2.00	(0.12)	–	(0.12)	14.35
2013		10.02	0.14	2.44	2.58	(0.13)	–	(0.13)	12.47
2012		8.88	0.12	1.12	1.24	(0.10)	–	(0.10)	10.02
R-3 shares
2017	(c)	15.02	0.10	1.82	1.92	(0.22)	(0.20)	(0.42)	16.52
2016		14.78	0.21	0.33	0.54	(0.18)	(0.12)	(0.30)	15.02
2015		14.33	0.19	0.45	0.64	(0.18)	(0.01)	(0.19)	14.78
2014		12.45	0.17	1.86	2.03	(0.15)	–	(0.15)	14.33
2013		10.02	0.16	2.42	2.58	(0.15)	–	(0.15)	12.45
2012		8.89	0.13	1.13	1.26	(0.13)	–	(0.13)	10.02
R-4 shares
2017	(c)	15.07	0.12	1.81	1.93	(0.24)	(0.20)	(0.44)	16.56
2016		14.83	0.24	0.33	0.57	(0.21)	(0.12)	(0.33)	15.07
2015		14.39	0.22	0.44	0.66	(0.21)	(0.01)	(0.22)	14.83
2014		12.50	0.19	1.87	2.06	(0.17)	–	(0.17)	14.39
2013		10.05	0.18	2.44	2.62	(0.17)	–	(0.17)	12.50
2012		8.92	0.15	1.12	1.27	(0.14)	–	(0.14)	10.05
R-5 shares
2017	(c)	15.20	0.13	1.84	1.97	(0.27)	(0.20)	(0.47)	16.70
2016		14.95	0.26	0.34	0.60	(0.23)	(0.12)	(0.35)	15.20
2015		14.50	0.24	0.45	0.69	(0.23)	(0.01)	(0.24)	14.95
2014		12.60	0.21	1.87	2.08	(0.18)	–	(0.18)	14.50
2013		10.13	0.20	2.45	2.65	(0.18)	–	(0.18)	12.60
2012		8.98	0.17	1.13	1.30	(0.15)	–	(0.15)	10.13

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

13.10%(d),(e)		$605,996	0.38	%(f)	0.41%(f)	1.61	%(f)	2.9	%(f)
4.05	(e)	530,674	0.40		0.43	1.79		4.2
4.78	(e)	518,099	0.45		0.50	1.59		6.3
16.61	(e)	508,718	0.50		0.54	1.47		5.9
26.39	(e)	435,774	0.54		0.74	1.66		3.0
14.49	(e)	349,801	0.59		0.78	1.55		3.5

13.22	(d)	3,466,876	0.16	(f)	–	1.83	(f)	2.9	(f)
4.31		3,244,789	0.16		–	2.03		4.2
5.06		3,232,141	0.16		–	1.87		6.3
17.00		2,530,539	0.16		–	1.81		5.9
26.98		2,231,434	0.16		0.16	2.02		3.0
14.97		1,687,068	0.16		0.16	1.97		3.5

12.66	(d)	20,194	1.03	(f)	–	0.95	(f)	2.9	(f)
3.43		18,393	1.04		–	1.17		4.2
4.16		21,157	1.03		–	1.00		6.3
16.00		18,889	1.03		–	0.95		5.9
25.81		18,762	1.03		–	1.17		3.0
13.98		16,940	1.04		–	1.11		3.5

12.78	(d)	33,241	0.90	(f)	–	1.08	(f)	2.9	(f)
3.53		30,093	0.91		–	1.29		4.2
4.27		30,689	0.90		–	1.14		6.3
16.20		37,848	0.90		–	1.09		5.9
26.00		43,560	0.90		–	1.29		3.0
14.12		37,824	0.91		–	1.24		3.5

12.88	(d)	213,381	0.72	(f)	–	1.26	(f)	2.9	(f)
3.74		194,613	0.73		–	1.47		4.2
4.46		217,562	0.72		–	1.32		6.3
16.43		248,852	0.72		–	1.25		5.9
26.14		219,693	0.72		–	1.47		3.0
14.35		170,210	0.73		–	1.41		3.5

12.97	(d)	201,243	0.53	(f)	–	1.46	(f)	2.9	(f)
3.96		189,284	0.54		–	1.67		4.2
4.62		219,215	0.53		–	1.51		6.3
16.67		214,570	0.53		–	1.44		5.9
26.43		179,047	0.53		–	1.64		3.0
14.50		120,923	0.54		–	1.61		3.5

13.08	(d)	422,519	0.41	(f)	–	1.59	(f)	2.9	(f)
4.11		411,195	0.42		–	1.77		4.2
4.76		381,876	0.41		–	1.63		6.3
16.73		418,629	0.41		–	1.56		5.9
26.58		354,869	0.41		–	1.77		3.0
14.74		260,492	0.42		–	1.73		3.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	andUnrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND
Class J shares
2017	(c)	$11.25	$0.09	$1.25	$1.34	($0.25)	($0.27)	($0.52)	$12.07
2016		12.53	0.20	(0.40)	(0.20)	(0.20)	(0.88)	(1.08)	11.25
2015		13.69	0.18	0.18	0.36	(0.16)	(1.36)	(1.52)	12.53
2014		13.39	0.16	1.42	1.58	(0.11)	(1.17)	(1.28)	13.69
2013		10.74	0.19	2.64	2.83	(0.18)	–	(0.18)	13.39
2012		9.19	0.14	1.50	1.64	(0.09)	–	(0.09)	10.74
Institutional shares
2017	(c)	11.46	0.11	1.26	1.37	(0.28)	(0.27)	(0.55)	12.28
2016		12.75	0.24	(0.40)	(0.16)	(0.25)	(0.88)	(1.13)	11.46
2015		13.90	0.24	0.18	0.42	(0.21)	(1.36)	(1.57)	12.75
2014		13.58	0.21	1.45	1.66	(0.17)	(1.17)	(1.34)	13.90
2013		10.90	0.25	2.66	2.91	(0.23)	–	(0.23)	13.58
2012		9.32	0.20	1.52	1.72	(0.14)	–	(0.14)	10.90
R-1 shares
2017	(c)	11.32	0.06	1.26	1.32	(0.17)	(0.27)	(0.44)	12.20
2016		12.60	0.14	(0.40)	(0.26)	(0.14)	(0.88)	(1.02)	11.32
2015		13.76	0.12	0.17	0.29	(0.09)	(1.36)	(1.45)	12.60
2014		13.47	0.09	1.44	1.53	(0.07)	(1.17)	(1.24)	13.76
2013		10.80	0.15	2.65	2.80	(0.13)	–	(0.13)	13.47
2012		9.23	0.10	1.52	1.62	(0.05)	–	(0.05)	10.80
R-2 shares
2017	(c)	11.38	0.06	1.27	1.33	(0.20)	(0.27)	(0.47)	12.24
2016		12.64	0.15	(0.40)	(0.25)	(0.13)	(0.88)	(1.01)	11.38
2015		13.81	0.14	0.17	0.31	(0.12)	(1.36)	(1.48)	12.64
2014		13.52	0.11	1.45	1.56	(0.10)	(1.17)	(1.27)	13.81
2013		10.84	0.16	2.67	2.83	(0.15)	–	(0.15)	13.52
2012		9.25	0.12	1.52	1.64	(0.05)	–	(0.05)	10.84
R-3 shares
2017	(c)	11.35	0.07	1.26	1.33	(0.22)	(0.27)	(0.49)	12.19
2016		12.63	0.17	(0.39)	(0.22)	(0.18)	(0.88)	(1.06)	11.35
2015		13.80	0.16	0.18	0.34	(0.15)	(1.36)	(1.51)	12.63
2014		13.50	0.14	1.44	1.58	(0.11)	(1.17)	(1.28)	13.80
2013		10.83	0.18	2.67	2.85	(0.18)	–	(0.18)	13.50
2012		9.26	0.14	1.51	1.65	(0.08)	–	(0.08)	10.83
R-4 shares
2017	(c)	11.34	0.08	1.26	1.34	(0.23)	(0.27)	(0.50)	12.18
2016		12.62	0.20	(0.40)	(0.20)	(0.20)	(0.88)	(1.08)	11.34
2015		13.78	0.19	0.17	0.36	(0.16)	(1.36)	(1.52)	12.62
2014		13.47	0.16	1.44	1.60	(0.12)	(1.17)	(1.29)	13.78
2013		10.81	0.20	2.65	2.85	(0.19)	–	(0.19)	13.47
2012		9.24	0.16	1.51	1.67	(0.10)	–	(0.10)	10.81
R-5 shares
2017	(c)	11.46	0.09	1.28	1.37	(0.25)	(0.27)	(0.52)	12.31
2016		12.75	0.21	(0.41)	(0.20)	(0.21)	(0.88)	(1.09)	11.46
2015		13.90	0.20	0.18	0.38	(0.17)	(1.36)	(1.53)	12.75
2014		13.57	0.18	1.45	1.63	(0.13)	(1.17)	(1.30)	13.90
2013		10.91	0.22	2.66	2.88	(0.22)	–	(0.22)	13.57
2012		9.32	0.17	1.53	1.70	(0.11)	–	(0.11)	10.91

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

12.05%(d),(e)		$65,083	0.73%	(f)	0.75%(f)	1.49%	(f)	98.3%	(f)
(1.56	) (e)	61,362	0.73		0.76	1.77		99.2
2.81	(e)	68,986	0.79		0.82	1.46		90.6
12.75	(e)	75,289	0.83		0.87	1.18		118.8
26.74	(e)	68,659	0.91		1.11	1.59		121.4
17.97	(e)	51,317	0.99		1.18	1.39		117.4

12.23 (d)	,(g)	1,849,728	0.44	(f)	–	1.81	(f)	98.3	(f)
(1.24)		2,082,564	0.43		–	2.05		99.2
3.24		2,187,554	0.42		–	1.85		90.6
13.19		3,432,095	0.41		–	1.59		118.8
27.26		2,998,720	0.43		–	2.04		121.4
18.71		1,612,943	0.44		–	1.94		117.4

11.80	(d)	1,344	1.30	(f)	–	0.93	(f)	98.3	(f)
(2.13)		1,370	1.30		–	1.22		99.2
2.29		1,384	1.29		–	0.95		90.6
12.21		1,415	1.29		–	0.71		118.8
26.24		1,517	1.30		–	1.21		121.4
17.65		1,115	1.31		–	1.05		117.4

11.82	(d)	2,182	1.17	(f)	–	1.05	(f)	98.3	(f)
(1.97)		2,256	1.17		–	1.30		99.2
2.39		2,048	1.16		–	1.13		90.6
12.39		4,144	1.16		–	0.85		118.8
26.40		3,487	1.17		–	1.29		121.4
17.83		2,032	1.18		–	1.19		117.4

11.88	(d)	3,922	0.99	(f)	–	1.22	(f)	98.3	(f)
(1.78)		3,701	0.99		–	1.50		99.2
2.60		3,815	0.98		–	1.26		90.6
12.57		4,508	0.98		–	1.03		118.8
26.67		3,725	0.99		–	1.52		121.4
18.03		2,753	1.00		–	1.37		117.4

11.98	(d)	1,836	0.80	(f)	–	1.39	(f)	98.3	(f)
(1.60)		1,442	0.80		–	1.71		99.2
2.77		2,116	0.79		–	1.46		90.6
12.80		2,579	0.79		–	1.22		118.8
26.81		2,721	0.80		–	1.65		121.4
18.26		2,117	0.81		–	1.58		117.4

12.04 (d)	,(g)	4,516	0.68	(f)	–	1.53	(f)	98.3	(f)
(1.48	) (g)	4,060	0.68		–	1.85		99.2
2.94		7,201	0.67		–	1.57		90.6
12.91		8,092	0.67		–	1.36		118.8
26.89		9,285	0.68		–	1.85		121.4
18.44		5,500	0.69		–	1.69		117.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND III
Class J shares
2017	(c)	$14.88	$0.10	$1.59	$1.69	($0.24)	($0.41)	($0.65)	$15.92
2016		15.58	0.23	0.18	0.41	(0.21)	(0.90)	(1.11)	14.88
2015		15.55	0.19	0.19	0.38	(0.19)	(0.16)	(0.35)	15.58
2014		13.56	0.17	1.85	2.02	(0.03)	–	(0.03)	15.55
2013		10.91	0.15	2.71	2.86	(0.21)	–	(0.21)	13.56
2012		9.73	0.14	1.17	1.31	(0.13)	–	(0.13)	10.91
Institutional shares
2017	(c)	15.08	0.13	1.61	1.74	(0.29)	(0.41)	(0.70)	16.12
2016		15.79	0.28	0.18	0.46	(0.27)	(0.90)	(1.17)	15.08
2015		15.75	0.25	0.20	0.45	(0.25)	(0.16)	(0.41)	15.79
2014		13.74	0.22	1.88	2.10	(0.09)	–	(0.09)	15.75
2013		11.07	0.19	2.75	2.94	(0.27)	–	(0.27)	13.74
2012		9.86	0.20	1.19	1.39	(0.18)	–	(0.18)	11.07
R-1 shares
2017	(c)	14.98	0.06	1.60	1.66	(0.15)	(0.41)	(0.56)	16.08
2016		15.68	0.15	0.18	0.33	(0.13)	(0.90)	(1.03)	14.98
2015		15.68	0.11	0.19	0.30	(0.14)	(0.16)	(0.30)	15.68
2014		13.71	0.08	1.89	1.97	–	–	–	15.68
2013		11.02	0.10	2.74	2.84	(0.15)	–	(0.15)	13.71
2012		9.79	0.10	1.19	1.29	(0.06)	–	(0.06)	11.02
R-2 shares
2017	(c)	15.03	0.07	1.60	1.67	(0.16)	(0.41)	(0.57)	16.13
2016		15.67	0.18	0.17	0.35	(0.09)	(0.90)	(0.99)	15.03
2015		15.64	0.13	0.20	0.33	(0.14)	(0.16)	(0.30)	15.67
2014		13.66	0.11	1.87	1.98	–	–	–	15.64
2013		10.98	0.11	2.74	2.85	(0.17)	–	(0.17)	13.66
2012		9.76	0.12	1.18	1.30	(0.08)	–	(0.08)	10.98
R-3 shares
2017	(c)	15.61	0.09	1.66	1.75	(0.20)	(0.41)	(0.61)	16.75
2016		16.29	0.20	0.19	0.39	(0.17)	(0.90)	(1.07)	15.61
2015		16.24	0.17	0.20	0.37	(0.16)	(0.16)	(0.32)	16.29
2014		14.18	0.14	1.93	2.07	(0.01)	–	(0.01)	16.24
2013		11.39	0.14	2.83	2.97	(0.18)	–	(0.18)	14.18
2012		10.13	0.14	1.23	1.37	(0.11)	–	(0.11)	11.39
R-4 shares
2017	(c)	15.05	0.10	1.59	1.69	(0.22)	(0.41)	(0.63)	16.11
2016		15.74	0.23	0.19	0.42	(0.21)	(0.90)	(1.11)	15.05
2015		15.72	0.19	0.19	0.38	(0.20)	(0.16)	(0.36)	15.74
2014		13.71	0.16	1.89	2.05	(0.04)	–	(0.04)	15.72
2013		11.03	0.16	2.73	2.89	(0.21)	–	(0.21)	13.71
2012		9.82	0.16	1.19	1.35	(0.14)	–	(0.14)	11.03
R-5 shares
2017	(c)	15.16	0.11	1.62	1.73	(0.25)	(0.41)	(0.66)	16.23
2016		15.86	0.25	0.18	0.43	(0.23)	(0.90)	(1.13)	15.16
2015		15.82	0.21	0.20	0.41	(0.21)	(0.16)	(0.37)	15.86
2014		13.77	0.19	1.89	2.08	(0.03)	–	(0.03)	15.82
2013		11.11	0.17	2.74	2.91	(0.25)	–	(0.25)	13.77
2012		9.87	0.17	1.20	1.37	(0.13)	–	(0.13)	11.11

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

11.51%(d),(e)		$74,165	1.08%	(f)	1.12%(f)	1.31%	(f)	37.7%	(f)
3.05	(e)	68,742	1.08		1.12	1.60		35.0
2.40	(e)	72,661	1.14		1.18	1.21		27.6
14.96	(e)	78,435	1.15		1.20	1.14		41.3	(g)
26.65	(e)	73,120	1.22		1.43	1.21		64.8
13.63	(e)	62,870	1.31		1.52	1.33		58.3

11.67	(d)	1,733,606	0.77 (f)	,(h)	–	1.62	(f)	37.7	(f)
3.37		1,634,892	0.77	(h)	–	1.91		35.0
2.82		1,796,638	0.76	(h)	–	1.60		27.6
15.36		2,804,940	0.76	(h)	–	1.51		41.3	(g)
27.13		1,657,474	0.79	(h)	–	1.56		64.8
14.38		677,325	0.78	(h)	–	1.92		58.3

11.19	(d)	4,298	1.65 (f)	,(h)	–	0.72	(f)	37.7	(f)
2.46		4,072	1.65	(h)	–	1.03		35.0
1.91		4,604	1.64	(h)	–	0.71		27.6
14.37		5,160	1.63	(h)	–	0.56		41.3	(g)
26.10		2,175	1.67	(h)	–	0.79		64.8
13.31		2,369	1.66	(h)	–	0.99		58.3

11.25	(d)	2,984	1.52 (f)	,(h)	–	0.84	(f)	37.7	(f)
2.56		3,096	1.52	(h)	–	1.20		35.0
2.11		5,018	1.51	(h)	–	0.84		27.6
14.49		5,737	1.50	(h)	–	0.75		41.3	(g)
26.27		5,605	1.54	(h)	–	0.92		64.8
13.42		6,283	1.53	(h)	–	1.15		58.3

11.32	(d)	11,896	1.34 (f)	,(h)	–	1.05	(f)	37.7	(f)
2.78		11,209	1.34	(h)	–	1.34		35.0
2.28		11,864	1.33	(h)	–	1.02		27.6
14.64		15,163	1.32	(h)	–	0.94		41.3	(g)
26.47		10,306	1.36	(h)	–	1.09		64.8
13.64		9,792	1.35	(h)	–	1.31		58.3

11.40	(d)	5,239	1.15 (f)	,(h)	–	1.25	(f)	37.7	(f)
2.97	(i)	5,659	1.15	(h)	–	1.53		35.0
2.46	(i)	6,276	1.14	(h)	–	1.22		27.6
14.96		9,314	1.13	(h)	–	1.09		41.3	(g)
26.67		5,773	1.17	(h)	–	1.27		64.8
13.93		5,167	1.16	(h)	–	1.58		58.3

11.55	(d)	8,937	1.03 (f)	,(h)	–	1.33	(f)	37.7	(f)
3.09		7,123	1.03	(h)	–	1.65		35.0
2.56		11,280	1.02	(h)	–	1.32		27.6
15.11		9,397	1.01	(h)	–	1.26		41.3	(g)
26.72		8,642	1.05	(h)	–	1.40		64.8
14.10		8,898	1.04	(h)	–	1.63		58.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $123,553,000 of sales from portfolio realignment from the acquisition of LargeCap Value Fund I.
(h)	Reflects Manager's contractual expense limit.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP FUND
Class J shares	2017	(c)	$21.02	$0.01	$2.92	$2.93	($0.06)	($0.47)	($0.53)	$23.42
	2016		21.47	0.07	0.77	0.84	–	(1.29)	(1.29)	21.02
	2015		21.27	0.01	1.30	1.31	(0.03)	(1.08)	(1.11)	21.47
	2014		19.21	0.04	2.44	2.48	–	(0.42)	(0.42)	21.27
	2013		14.95	0.05	4.57	4.62	(0.13)	(0.23)	(0.36)	19.21
	2012		13.60	0.05	2.13	2.18	(0.02)	(0.81)	(0.83)	14.95
Institutional shares 2017(c)			22.21	0.03	3.08	3.11	(0.09)	(0.47)	(0.56)	24.76
	2016		22.60	0.11	0.82	0.93	(0.03)	(1.29)	(1.32)	22.21
	2015		22.33	0.05	1.38	1.43	(0.08)	(1.08)	(1.16)	22.60
	2014		20.15	0.09	2.56	2.65	(0.05)	(0.42)	(0.47)	22.33
	2013		15.67	0.10	4.80	4.90	(0.19)	(0.23)	(0.42)	20.15
	2012		14.22	0.12	2.22	2.34	(0.08)	(0.81)	(0.89)	15.67
R-1 shares	2017	(c)	20.50	(0.06)	2.86	2.80	–	(0.47)	(0.47)	22.83
	2016		21.11	(0.06)	0.74	0.68	–	(1.29)	(1.29)	20.50
	2015		21.02	(0.12)	1.29	1.17	–	(1.08)	(1.08)	21.11
	2014		19.09	(0.07)	2.42	2.35	–	(0.42)	(0.42)	21.02
	2013		14.92	(0.04)	4.56	4.52	(0.12)	(0.23)	(0.35)	19.09
	2012		13.62	–	2.11	2.11	–	(0.81)	(0.81)	14.92
R-2 shares	2017	(c)	20.76	(0.05)	2.90	2.85	–	(0.47)	(0.47)	23.14
	2016		21.33	(0.04)	0.76	0.72	–	(1.29)	(1.29)	20.76
	2015		21.20	(0.09)	1.30	1.21	–	(1.08)	(1.08)	21.33
	2014		19.23	(0.05)	2.44	2.39	–	(0.42)	(0.42)	21.20
	2013		15.00	(0.02)	4.59	4.57	(0.11)	(0.23)	(0.34)	19.23
	2012		13.66	0.01	2.14	2.15	–	(0.81)	(0.81)	15.00
R-3 shares	2017	(c)	21.40	(0.03)	2.98	2.95	–	(0.47)	(0.47)	23.88
	2016		21.90	–	0.79	0.79	–	(1.29)	(1.29)	21.40
	2015		21.70	(0.05)	1.33	1.28	–	(1.08)	(1.08)	21.90
	2014		19.64	(0.01)	2.49	2.48	–	(0.42)	(0.42)	21.70
	2013		15.32	0.01	4.68	4.69	(0.14)	(0.23)	(0.37)	19.64
	2012		13.91	0.04	2.18	2.22	–	(0.81)	(0.81)	15.32
R-4 shares	2017	(c)	22.11	(0.01)	3.08	3.07	(0.02)	(0.47)	(0.49)	24.69
	2016		22.55	0.04	0.81	0.85	–	(1.29)	(1.29)	22.11
	2015		22.29	(0.01)	1.36	1.35	(0.01)	(1.08)	(1.09)	22.55
	2014		20.12	0.03	2.56	2.59	–	(0.42)	(0.42)	22.29
	2013		15.66	0.05	4.79	4.84	(0.15)	(0.23)	(0.38)	20.12
	2012		14.23	0.07	2.22	2.29	(0.05)	(0.81)	(0.86)	15.66
R-5 shares	2017	(c)	21.96	0.01	3.05	3.06	(0.05)	(0.47)	(0.52)	24.50
	2016		22.38	0.07	0.80	0.87	–	(1.29)	(1.29)	21.96
	2015		22.13	0.01	1.36	1.37	(0.04)	(1.08)	(1.12)	22.38
	2014		19.98	0.05	2.54	2.59	(0.02)	(0.42)	(0.44)	22.13
	2013		15.55	0.07	4.75	4.82	(0.16)	(0.23)	(0.39)	19.98
	2012		14.12	0.08	2.21	2.29	(0.05)	(0.81)	(0.86)	15.55
R-6 shares	2017	(h)	22.98	(0.03)	2.37	2.34	(0.11)	(0.47)	(0.58)	24.74

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

14.16%(d),(e)		$285,012	0.82%	(f)	0.84%(f)	0.08%	(f)	15.6%	(f)
4.35	(e)	261,105	0.82		0.85	0.35		22.4
6.42	(e)	278,993	0.88		0.91	0.04		22.6
13.18	(e)	290,503	0.92		0.96	0.19		18.3
31.56	(e)	287,254	0.98		1.18	0.31		13.0
17.27	(e)	222,928	1.10		1.29	0.35		21.1
14.22	(d)	6,217,762	0.67	(f)	–	0.23	(f)	15.6	(f)
4.49	(g)	5,356,398	0.68		–	0.49		22.4
6.71	(g)	5,328,050	0.67		–	0.23		22.6
13.45		3,836,296	0.68		–	0.43		18.3
32.04		2,828,522	0.66		0.66	0.59		13.0
17.72		1,389,161	0.65		0.65	0.80		21.1
13.84	(d)	76,216	1.47	(f)	–	(0.58	) (f)	15.6	(f)
3.63		66,856	1.47		–	(0.30)		22.4
5.81		58,620	1.47		–	(0.58)		22.6
12.57		32,574	1.47		–	(0.38)		18.3
30.96		20,791	1.48		–	(0.25)		13.0
16.68		7,778	1.50		–	(0.03)		21.1
13.91	(d)	28,485	1.34	(f)	–	(0.44	) (f)	15.6	(f)
3.79		28,422	1.34		–	(0.18)		22.4
5.95		34,310	1.34		–	(0.41)		22.6
12.69		40,695	1.34		–	(0.23)		18.3
31.09		40,741	1.35		–	(0.10)		13.0
16.93		21,181	1.37		–	0.08		21.1
13.96	(d)	125,579	1.16	(f)	–	(0.26	) (f)	15.6	(f)
4.02		123,971	1.16		–	0.00		22.4
6.15		151,776	1.16		–	(0.24)		22.6
12.89		158,675	1.16		–	(0.05)		18.3
31.30		155,477	1.17		–	0.08		13.0
17.17		77,423	1.19		–	0.28		21.1
14.12 (d)	,(g)	135,110	0.97	(f)	–	(0.06	) (f)	15.6	(f)
4.18		145,709	0.97		–	0.19		22.4
6.32		154,669	0.97		–	(0.06)		22.6
13.13		168,845	0.97		–	0.14		18.3
31.59		163,047	0.98		–	0.28		13.0
17.33		90,257	1.00		–	0.44		21.1
14.14	(d)	332,551	0.85	(f)	–	0.05	(f)	15.6	(f)
4.31		304,581	0.85		–	0.31		22.4
6.46		325,637	0.85		–	0.06		22.6
13.25		266,198	0.85		–	0.25		18.3
31.74		196,640	0.86		–	0.37		13.0
17.46		77,833	0.88		–	0.57		21.1
10.38	(d)	2,397	0.74 (f)	,(i)	–	(0.28	) (f)	15.6	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from November 22, 2016, date operations commenced, through April 30, 2017.
(i)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP GROWTH FUND
Class J shares
2017	(c)	$5.50	($0.01)	$0.82	$0.81	($0.01)	$–	($0.01)	$6.30
2016		5.84	0.01	(0.19)	(0.18)	–	(0.16)	(0.16)	5.50
2015		6.96	(0.04)	0.51	0.47	–	(1.59)	(1.59)	5.84
2014		8.00	(0.04)	0.87	0.83	–	(1.87)	(1.87)	6.96
2013		6.51	(0.04)	1.95	1.91	–	(0.42)	(0.42)	8.00
2012		7.15	(0.04)	0.31	0.27	–	(0.91)	(0.91)	6.51
Institutional shares
2017	(c)	6.88	–	1.01	1.01	(0.02)	–	(0.02)	7.87
2016		7.25	0.02	(0.23)	(0.21)	–	(0.16)	(0.16)	6.88
2015		8.23	(0.01)	0.62	0.61	–	(1.59)	(1.59)	7.25
2014		9.08	(0.01)	1.03	1.02	–	(1.87)	(1.87)	8.23
2013		7.31	–	2.19	2.19	–	(0.42)	(0.42)	9.08
2012		7.86	–	0.36	0.36	–	(0.91)	(0.91)	7.31
R-1 shares
2017	(c)	5.74	(0.03)	0.86	0.83	–	–	–	6.57
2016		6.12	(0.02)	(0.20)	(0.22)	–	(0.16)	(0.16)	5.74
2015		7.24	(0.06)	0.53	0.47	–	(1.59)	(1.59)	6.12
2014		8.27	(0.07)	0.91	0.84	–	(1.87)	(1.87)	7.24
2013		6.74	(0.06)	2.01	1.95	–	(0.42)	(0.42)	8.27
2012		7.38	(0.06)	0.33	0.27	–	(0.91)	(0.91)	6.74
R-2 shares
2017	(c)	6.15	(0.03)	0.92	0.89	–	–	–	7.04
2016		6.54	(0.02)	(0.21)	(0.23)	–	(0.16)	(0.16)	6.15
2015		7.63	(0.06)	0.56	0.50	–	(1.59)	(1.59)	6.54
2014		8.60	(0.06)	0.96	0.90	–	(1.87)	(1.87)	7.63
2013		6.98	(0.05)	2.09	2.04	–	(0.42)	(0.42)	8.60
2012		7.61	(0.05)	0.33	0.28	–	(0.91)	(0.91)	6.98
R-3 shares
2017	(c)	6.51	(0.02)	0.97	0.95	–	–	–	7.46
2016		6.91	–	(0.24)	(0.24)	–	(0.16)	(0.16)	6.51
2015		7.95	(0.05)	0.60	0.55	–	(1.59)	(1.59)	6.91
2014		8.87	(0.05)	1.00	0.95	–	(1.87)	(1.87)	7.95
2013		7.18	(0.04)	2.15	2.11	–	(0.42)	(0.42)	8.87
2012		7.78	(0.04)	0.35	0.31	–	(0.91)	(0.91)	7.18
R-4 shares
2017	(c)	6.85	(0.01)	1.01	1.00	–	–	–	7.85
2016		7.24	–	(0.23)	(0.23)	–	(0.16)	(0.16)	6.85
2015		8.24	(0.04)	0.63	0.59	–	(1.59)	(1.59)	7.24
2014		9.12	(0.03)	1.02	0.99	–	(1.87)	(1.87)	8.24
2013		7.36	(0.03)	2.21	2.18	–	(0.42)	(0.42)	9.12
2012		7.93	(0.03)	0.37	0.34	–	(0.91)	(0.91)	7.36
R-5 shares
2017	(c)	7.09	(0.01)	1.06	1.05	(0.01)	–	(0.01)	8.13
2016		7.48	0.01	(0.24)	(0.23)	–	(0.16)	(0.16)	7.09
2015		8.46	(0.03)	0.64	0.61	–	(1.59)	(1.59)	7.48
2014		9.30	(0.02)	1.05	1.03	–	(1.87)	(1.87)	8.46
2013		7.48	(0.02)	2.26	2.24	–	(0.42)	(0.42)	9.30
2012		8.05	(0.02)	0.36	0.34	–	(0.91)	(0.91)	7.48

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

14.73%(d),(e)		$56,939	0.99%	(f)	1.02%	(f)	(0.37)%	(f)	155.4%	(f)
(3.03	) (e)	49,592	1.03		1.06		0.18		110.3
8.34	(e)	65,375	1.20		1.23		(0.64)		128.9
12.73	(e)	42,144	1.20		1.24		(0.55)		184.6
31.12	(e)	31,805	1.22		1.42		(0.51)		222.6
5.71	(e)	23,812	1.28		1.47		(0.60)		167.6

14.78	(d)	47,046	0.75	(f)	0.78	(f)	(0.12	) (f)	155.4	(f)
(2.85)		41,967	0.75		0.81		0.33		110.3
8.84		37,603	0.75		0.75		(0.17)		128.9
13.41		33,471	0.75		0.78		(0.14)		184.6
31.57		65,325	0.74		0.77		(0.04)		222.6
6.40		49,383	0.70		0.78		(0.02)		167.6

14.46	(d)	1,241	1.55	(f)	–		(0.91	) (f)	155.4	(f)
(3.56)		1,275	1.55		–		(0.37)		110.3
7.95		1,607	1.56		–		(0.99)		128.9
12.34		1,269	1.56		–		(0.92)		184.6
30.63		1,518	1.56		–		(0.85)		222.6
5.48		1,503	1.56		–		(0.88)		167.6

14.47	(d)	3,837	1.42	(f)	–		(0.79	) (f)	155.4	(f)
(3.63	) (g)	3,717	1.42		–		(0.28)		110.3
8.11	(g)	3,642	1.43		–		(0.86)		128.9
12.62		2,751	1.43		–		(0.78)		184.6
30.86		2,699	1.43		–		(0.72)		222.6
5.45		2,609	1.43		–		(0.76)		167.6

14.59	(d)	9,856	1.24	(f)	–		(0.61	) (f)	155.4	(f)
(3.44)		9,967	1.24		–		(0.05)		110.3
8.31		11,746	1.25		–		(0.74)		128.9
12.83		4,118	1.25		–		(0.58)		184.6
30.99		3,830	1.25		–		(0.52)		222.6
5.75		5,306	1.25		–		(0.58)		167.6

14.67	(d)	6,406	1.05	(f)	–		(0.41	) (f)	155.4	(f)
(3.14)		6,594	1.05		–		0.03		110.3
8.53		5,296	1.06		–		(0.53)		128.9
12.96		2,193	1.06		–		(0.42)		184.6
31.20		2,239	1.06		–		(0.35)		222.6
6.05		2,608	1.06		–		(0.45)		167.6

14.83	(d)	19,320	0.93	(f)	–		(0.30	) (f)	155.4	(f)
(3.04)		16,619	0.93		–		0.21		110.3
8.56		17,729	0.94		–		(0.37)		128.9
13.16		14,192	0.94		–		(0.29)		184.6
31.51		15,380	0.94		–		(0.26)		222.6
5.95		19,913	0.94		–		(0.30)		167.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP GROWTH FUND III
Class J shares
2017	(c)	$8.24	($0.02)	$1.09	$1.07	$–	($0.03)	($0.03)	$9.28
2016		8.88	(0.03)	(0.11)	(0.14)	–	(0.50)	(0.50)	8.24
2015		11.26	(0.07)	0.30	0.23	–	(2.61)	(2.61)	8.88
2014		12.69	(0.06)	1.10	1.04	–	(2.47)	(2.47)	11.26
2013		9.91	(0.06)	3.08	3.02	–	(0.24)	(0.24)	12.69
2012		9.71	(0.05)	0.25	0.20	–	–	–	9.91
Institutional shares
2017	(c)	9.79	(0.01)	1.31	1.30	–	(0.03)	(0.03)	11.06
2016		10.42	–	(0.13)	(0.13)	–	(0.50)	(0.50)	9.79
2015		12.72	(0.04)	0.35	0.31	–	(2.61)	(2.61)	10.42
2014		13.97	(0.01)	1.23	1.22	–	(2.47)	(2.47)	12.72
2013		10.87	–	3.38	3.38	(0.04)	(0.24)	(0.28)	13.97
2012		10.59	0.01	0.27	0.28	–	–	–	10.87
R-1 shares
2017	(c)	8.35	(0.04)	1.10	1.06	–	(0.03)	(0.03)	9.38
2016		9.04	(0.08)	(0.11)	(0.19)	–	(0.50)	(0.50)	8.35
2015		11.46	(0.12)	0.31	0.19	–	(2.61)	(2.61)	9.04
2014		12.91	(0.11)	1.13	1.02	–	(2.47)	(2.47)	11.46
2013		10.12	(0.10)	3.13	3.03	–	(0.24)	(0.24)	12.91
2012		9.95	(0.08)	0.25	0.17	–	–	–	10.12
R-2 shares
2017	(c)	8.66	(0.04)	1.15	1.11	–	(0.03)	(0.03)	9.74
2016		9.34	(0.07)	(0.11)	(0.18)	–	(0.50)	(0.50)	8.66
2015		11.75	(0.11)	0.31	0.20	–	(2.61)	(2.61)	9.34
2014		13.16	(0.09)	1.15	1.06	–	(2.47)	(2.47)	11.75
2013		10.30	(0.09)	3.19	3.10	–	(0.24)	(0.24)	13.16
2012		10.11	(0.07)	0.26	0.19	–	–	–	10.30
R-3 shares
2017	(c)	9.31	(0.03)	1.23	1.20	–	(0.03)	(0.03)	10.48
2016		9.99	(0.06)	(0.12)	(0.18)	–	(0.50)	(0.50)	9.31
2015		12.36	(0.09)	0.33	0.24	–	(2.61)	(2.61)	9.99
2014		13.71	(0.08)	1.20	1.12	–	(2.47)	(2.47)	12.36
2013		10.70	(0.07)	3.32	3.25	–	(0.24)	(0.24)	13.71
2012		10.48	(0.05)	0.27	0.22	–	–	–	10.70
R-4 shares
2017	(c)	9.53	(0.03)	1.27	1.24	–	(0.03)	(0.03)	10.74
2016		10.20	(0.04)	(0.13)	(0.17)	–	(0.50)	(0.50)	9.53
2015		12.54	(0.07)	0.34	0.27	–	(2.61)	(2.61)	10.20
2014		13.85	(0.05)	1.21	1.16	–	(2.47)	(2.47)	12.54
2013		10.79	(0.05)	3.35	3.30	–	(0.24)	(0.24)	13.85
2012		10.55	(0.04)	0.28	0.24	–	–	–	10.79
R-5 shares
2017	(c)	9.89	(0.02)	1.31	1.29	–	(0.03)	(0.03)	11.15
2016		10.55	(0.03)	(0.13)	(0.16)	–	(0.50)	(0.50)	9.89
2015		12.87	(0.07)	0.36	0.29	–	(2.61)	(2.61)	10.55
2014		14.13	(0.04)	1.25	1.21	–	(2.47)	(2.47)	12.87
2013		10.99	(0.03)	3.41	3.38	–	(0.24)	(0.24)	14.13
2012		10.74	(0.02)	0.27	0.25	–	–	–	10.99

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

12.98%(d),(e)		$33,640	1.32%	(f)	1.38%(f)	(0.51)%	(f)	48.8%	(f)
(1.47	) (e)	31,465	1.30		1.36	(0.39)		64.6
2.53	(e)	35,147	1.37		1.43	(0.77)		64.6
9.50	(e)	37,273	1.41		1.47	(0.53)		131.4
31.14	(e)	37,316	1.43		1.65	(0.53)		105.0
2.06	(e)	29,541	1.50		1.71	(0.48)		127.6

13.28	(d)	1,034,755	0.95 (f)	,(g)	–	(0.13	) (f)	48.8	(f)
(1.15)		1,302,544	0.95	(g)	–	(0.04)		64.6
2.93		1,319,604	0.95	(g)	–	(0.34)		64.6
9.99		1,378,931	0.95	(g)	–	(0.07)		131.4
31.78		1,406,949	0.95	(g)	–	(0.04)		105.0
2.64		1,310,305	0.95	(g)	–	0.07		127.6

12.69	(d)	2,016	1.83 (f)	,(g)	–	(1.02	) (f)	48.8	(f)
(2.03)		2,023	1.82	(g)	–	(0.90)		64.6
2.05		2,914	1.83	(g)	–	(1.22)		64.6
9.12		3,400	1.83	(g)	–	(0.95)		131.4
30.57		3,446	1.83	(g)	–	(0.88)		105.0
1.71		3,731	1.83	(g)	–	(0.82)		127.6

12.82	(d)	2,308	1.70 (f)	,(g)	–	(0.88	) (f)	48.8	(f)
(1.95	) (h)	3,057	1.69	(g)	–	(0.79)		64.6
2.21	(h)	4,233	1.70	(g)	–	(1.09)		64.6
9.27		4,970	1.70	(g)	–	(0.81)		131.4
30.72		6,205	1.70	(g)	–	(0.78)		105.0
1.88		6,229	1.70	(g)	–	(0.69)		127.6

12.89	(d)	5,380	1.52 (f)	,(g)	–	(0.70	) (f)	48.8	(f)
(1.72)		6,088	1.51	(g)	–	(0.60)		64.6
2.36		8,561	1.52	(g)	–	(0.87)		64.6
9.36		18,078	1.52	(g)	–	(0.63)		131.4
30.98		22,048	1.52	(g)	–	(0.58)		105.0
2.10		23,334	1.52	(g)	–	(0.50)		127.6

13.01	(d)	5,091	1.33 (f)	,(g)	–	(0.51	) (f)	48.8	(f)
(1.58)		5,682	1.32	(g)	–	(0.41)		64.6
2.60		8,250	1.33	(g)	–	(0.68)		64.6
9.58		22,511	1.33	(g)	–	(0.44)		131.4
31.19		27,086	1.33	(g)	–	(0.39)		105.0
2.27		24,559	1.33	(g)	–	(0.32)		127.6

13.04	(d)	8,626	1.21 (f)	,(g)	–	(0.40	) (f)	48.8	(f)
(1.42)		7,628	1.20	(g)	–	(0.28)		64.6
2.72		10,947	1.21	(g)	–	(0.61)		64.6
9.76		11,399	1.21	(g)	–	(0.30)		131.4
31.38		20,890	1.21	(g)	–	(0.22)		105.0
2.33		37,395	1.21	(g)	–	(0.19)		127.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP S&P 400 INDEX FUND
Class J shares	2017	(c)	$18.62	$0.08	$2.75	$2.83	($0.23)	($1.00)	($1.23)	$20.22
	2016		19.04	0.23	0.72	0.95	(0.18)	(1.19)	(1.37)	18.62
	2015		19.58	0.18	0.35	0.53	(0.16)	(0.91)	(1.07)	19.04
	2014		18.35	0.15	1.80	1.95	(0.12)	(0.60)	(0.72)	19.58
	2013		14.43	0.14	4.40	4.54	(0.13)	(0.49)	(0.62)	18.35
	2012		13.60	0.10	1.34	1.44	(0.07)	(0.54)	(0.61)	14.43
Institutional shares	2017	(c)	19.10	0.11	2.81	2.92	(0.28)	(1.00)	(1.28)	20.74
	2016		19.50	0.29	0.74	1.03	(0.24)	(1.19)	(1.43)	19.10
	2015		20.03	0.25	0.36	0.61	(0.23)	(0.91)	(1.14)	19.50
	2014		18.74	0.23	1.84	2.07	(0.18)	(0.60)	(0.78)	20.03
	2013		14.73	0.22	4.47	4.69	(0.19)	(0.49)	(0.68)	18.74
	2012		13.87	0.17	1.36	1.53	(0.13)	(0.54)	(0.67)	14.73
R-1 shares	2017	(c)	18.84	0.01	2.78	2.79	(0.09)	(1.00)	(1.09)	20.54
	2016		19.23	0.14	0.73	0.87	(0.07)	(1.19)	(1.26)	18.84
	2015		19.78	0.08	0.35	0.43	(0.07)	(0.91)	(0.98)	19.23
	2014		18.58	0.07	1.82	1.89	(0.09)	(0.60)	(0.69)	19.78
	2013		14.60	0.08	4.46	4.54	(0.07)	(0.49)	(0.56)	18.58
	2012		13.74	0.05	1.36	1.41	(0.01)	(0.54)	(0.55)	14.60
R-2 shares	2017	(c)	19.40	0.03	2.86	2.89	(0.15)	(1.00)	(1.15)	21.14
	2016		19.75	0.16	0.77	0.93	(0.09)	(1.19)	(1.28)	19.40
	2015		20.28	0.11	0.36	0.47	(0.09)	(0.91)	(1.00)	19.75
	2014		18.98	0.10	1.86	1.96	(0.06)	(0.60)	(0.66)	20.28
	2013		14.89	0.10	4.55	4.65	(0.07)	(0.49)	(0.56)	18.98
	2012		13.99	0.07	1.39	1.46	(0.02)	(0.54)	(0.56)	14.89
R-3 shares	2017	(c)	19.34	0.05	2.86	2.91	(0.18)	(1.00)	(1.18)	21.07
	2016		19.71	0.20	0.75	0.95	(0.13)	(1.19)	(1.32)	19.34
	2015		20.24	0.15	0.36	0.51	(0.13)	(0.91)	(1.04)	19.71
	2014		18.94	0.13	1.86	1.99	(0.09)	(0.60)	(0.69)	20.24
	2013		14.88	0.13	4.54	4.67	(0.12)	(0.49)	(0.61)	18.94
	2012		14.01	0.09	1.39	1.48	(0.07)	(0.54)	(0.61)	14.88
R-4 shares	2017	(c)	19.40	0.07	2.86	2.93	(0.20)	(1.00)	(1.20)	21.13
	2016		19.77	0.23	0.76	0.99	(0.17)	(1.19)	(1.36)	19.40
	2015		20.29	0.19	0.36	0.55	(0.16)	(0.91)	(1.07)	19.77
	2014		19.00	0.17	1.86	2.03	(0.14)	(0.60)	(0.74)	20.29
	2013		14.93	0.16	4.55	4.71	(0.15)	(0.49)	(0.64)	19.00
	2012		14.04	0.12	1.40	1.52	(0.09)	(0.54)	(0.63)	14.93
R-5 shares	2017	(c)	19.56	0.09	2.88	2.97	(0.24)	(1.00)	(1.24)	21.29
	2016		19.93	0.26	0.75	1.01	(0.19)	(1.19)	(1.38)	19.56
	2015		20.44	0.21	0.38	0.59	(0.19)	(0.91)	(1.10)	19.93
	2014		19.13	0.19	1.87	2.06	(0.15)	(0.60)	(0.75)	20.44
	2013		15.02	0.19	4.57	4.76	(0.16)	(0.49)	(0.65)	19.13
	2012		14.12	0.14	1.40	1.54	(0.10)	(0.54)	(0.64)	15.02
R-6 shares	2017	(h)	20.62	0.09	1.30	1.39	(0.29)	(1.00)	(1.29)	20.72

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

15.42%(d),(e)		$128,778	0.43%	(f)	0.45%(f)	0.83%	(f)	25.5%	(f)
5.63	(e)	105,731	0.50		0.53	1.27		17.6
2.84	(e)	93,241	0.54		0.59	0.93		19.8
10.96	(e)	88,285	0.60		0.64	0.79		13.9
32.57	(e)	73,163	0.65		0.85	0.86		11.2
11.31	(e)	47,839	0.66		0.85	0.72		14.5
15.51	(d)	767,563	0.19	(f)	–	1.06	(f)	25.5	(f)
5.96		666,562	0.20		0.20	1.57		17.6
3.20		621,745	0.19		0.19	1.26		19.8
11.44		534,362	0.20		0.20	1.19		13.9
33.09		402,962	0.21		0.21	1.30		11.2
11.86		250,683	0.20		0.24	1.18		14.5
15.05 (d)	,(g)	13,898	1.04	(f)	–	0.14	(f)	25.5	(f)
5.11		12,290	1.04		–	0.74		17.6
2.30		19,225	1.04		–	0.42		19.8
10.48		20,397	1.04		–	0.35		13.9
32.08		12,674	1.04		–	0.50		11.2
10.92		9,930	1.04		–	0.34		14.5
15.06	(d)	24,661	0.91	(f)	–	0.32	(f)	25.5	(f)
5.25		15,930	0.91		–	0.86		17.6
2.43		17,423	0.91		–	0.56		19.8
10.61		21,010	0.91		–	0.49		13.9
32.24		20,660	0.91		–	0.62		11.2
11.08		17,916	0.91		–	0.47		14.5
15.23	(d)	121,451	0.73	(f)	–	0.51	(f)	25.5	(f)
5.41		104,741	0.73		–	1.05		17.6
2.64		114,367	0.73		–	0.74		19.8
10.82		124,106	0.73		–	0.67		13.9
32.42		133,208	0.73		–	0.79		11.2
11.31		83,360	0.73		–	0.64		14.5
15.27	(d)	92,549	0.54	(f)	–	0.66	(f)	25.5	(f)
5.63		104,499	0.54		–	1.23		17.6
2.86		119,042	0.54		–	0.92		19.8
11.02		110,658	0.54		–	0.85		13.9
32.66		89,068	0.54		–	0.97		11.2
11.54		53,385	0.54		–	0.84		14.5
15.38	(d)	231,009	0.42	(f)	–	0.83	(f)	25.5	(f)
5.71		196,677	0.42		–	1.35		17.6
3.02		199,225	0.42		–	1.05		19.8
11.11		215,084	0.42		–	0.98		13.9
32.85		181,266	0.42		–	1.09		11.2
11.62		113,313	0.42		–	0.96		14.5
6.92	(d)	29	0.25 (f)	,(i)	–	1.04	(f)	25.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from November 22, 2016, date operations commenced, through April 30, 2017.
(i)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND I
Class J shares
2017	(c)	$13.02	$0.04	$1.63	$1.67	($0.18)	$–	($0.18)	$14.51
2016		14.10	0.14	0.12	0.26	(0.05)	(1.29)	(1.34)	13.02
2015		16.34	0.04	(0.17)	(0.13)	(0.03)	(2.08)	(2.11)	14.10
2014		18.32	0.03	2.17	2.20	(0.04)	(4.14)	(4.18)	16.34
2013		14.03	0.07	4.33	4.40	(0.11)	–	(0.11)	18.32
2012		12.47	0.07	1.51	1.58	(0.02)	–	(0.02)	14.03
Institutional shares
2017	(c)	13.16	0.07	1.64	1.71	(0.22)	–	(0.22)	14.65
2016		14.26	0.18	0.11	0.29	(0.10)	(1.29)	(1.39)	13.16
2015		16.49	0.10	(0.17)	(0.07)	(0.08)	(2.08)	(2.16)	14.26
2014		18.45	0.10	2.18	2.28	(0.10)	(4.14)	(4.24)	16.49
2013		14.14	0.15	4.34	4.49	(0.18)	–	(0.18)	18.45
2012		12.57	0.15	1.51	1.66	(0.09)	–	(0.09)	14.14
R-1 shares
2017	(c)	12.61	0.01	1.57	1.58	(0.09)	–	(0.09)	14.10
2016		13.72	0.06	0.12	0.18	–	(1.29)	(1.29)	12.61
2015		16.00	(0.03)	(0.17)	(0.20)	–	(2.08)	(2.08)	13.72
2014		18.05	(0.04)	2.13	2.09	–	(4.14)	(4.14)	16.00
2013		13.83	–	4.27	4.27	(0.05)	–	(0.05)	18.05
2012		12.32	0.03	1.48	1.51	–	–	–	13.83
R-2 shares
2017	(c)	12.73	0.01	1.60	1.61	(0.12)	–	(0.12)	14.22
2016		13.82	0.08	0.12	0.20	–	(1.29)	(1.29)	12.73
2015		16.08	(0.01)	(0.17)	(0.18)	–	(2.08)	(2.08)	13.82
2014		18.10	(0.02)	2.14	2.12	–	(4.14)	(4.14)	16.08
2013		13.87	0.02	4.28	4.30	(0.07)	–	(0.07)	18.10
2012		12.34	0.05	1.48	1.53	–	–	–	13.87
R-3 shares
2017	(c)	12.94	0.03	1.62	1.65	(0.14)	–	(0.14)	14.45
2016		14.03	0.11	0.11	0.22	(0.02)	(1.29)	(1.31)	12.94
2015		16.26	0.01	(0.16)	(0.15)	–	(2.08)	(2.08)	14.03
2014		18.25	0.01	2.16	2.17	(0.02)	(4.14)	(4.16)	16.26
2013		13.99	0.05	4.31	4.36	(0.10)	–	(0.10)	18.25
2012		12.43	0.07	1.50	1.57	(0.01)	–	(0.01)	13.99
R-4 shares
2017	(c)	12.99	0.04	1.62	1.66	(0.17)	–	(0.17)	14.48
2016		14.07	0.13	0.13	0.26	(0.05)	(1.29)	(1.34)	12.99
2015		16.31	0.04	(0.17)	(0.13)	(0.03)	(2.08)	(2.11)	14.07
2014		18.30	0.04	2.16	2.20	(0.05)	(4.14)	(4.19)	16.31
2013		14.03	0.08	4.32	4.40	(0.13)	–	(0.13)	18.30
2012		12.46	0.09	1.52	1.61	(0.04)	–	(0.04)	14.03
R-5 shares
2017	(c)	13.06	0.05	1.63	1.68	(0.19)	–	(0.19)	14.55
2016		14.15	0.15	0.11	0.26	(0.06)	(1.29)	(1.35)	13.06
2015		16.39	0.06	(0.17)	(0.11)	(0.05)	(2.08)	(2.13)	14.15
2014		18.36	0.06	2.17	2.23	(0.06)	(4.14)	(4.20)	16.39
2013		14.08	0.10	4.33	4.43	(0.15)	–	(0.15)	18.36
2012		12.52	0.11	1.51	1.62	(0.06)	–	(0.06)	14.08

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

12.90%(d),(e)		$73,131	1.20	%(f)	1.35%(f)	0.63	%(f)	56.1	%(f)
2.37 (e)	,(g)	65,870	1.23		1.35	1.07		131.3
(0.96) (e),(g)		70,488	1.31		1.40	0.27		106.6
14.64	(e)	77,754	1.36		1.46	0.17		85.3
31.54	(e)	65,896	1.43		1.65	0.42		98.6
12.66	(e)	52,378	1.51		1.72	0.56		87.3

13.07	(d)	987,633	0.90 (f)	,(h)	–	0.92	(f)	56.1	(f)
2.69		944,079	0.94	(h)	–	1.43		131.3
(0.59)		1,518,632	0.94	(h)	–	0.64		106.6
15.07		1,377,675	0.94	(h)	–	0.59		85.3
32.12		1,279,003	0.98	(h)	–	0.93		98.6
13.28		1,431,810	0.98	(h)	–	1.09		87.3

12.57	(d)	4,136	1.75 (f)	,(h)	–	0.09	(f)	56.1	(f)
1.78	(g)	4,475	1.79	(h)	–	0.52		131.3
(1.45	) (g)	5,378	1.80	(h)	–	(0.21)		106.6
14.13		6,852	1.80	(h)	–	(0.27)		85.3
30.99		6,643	1.84	(h)	–	0.00		98.6
12.26		6,229	1.85	(h)	–	0.22		87.3

12.64	(d)	5,658	1.62 (f)	,(h)	–	0.20	(f)	56.1	(f)
2.00		5,592	1.66	(h)	–	0.65		131.3
(1.37)		9,423	1.67	(h)	–	(0.08)		106.6
14.30		12,046	1.67	(h)	–	(0.13)		85.3
31.14		15,229	1.71	(h)	–	0.16		98.6
12.40		14,689	1.72	(h)	–	0.35		87.3

12.78	(d)	19,272	1.44 (f)	,(h)	–	0.40	(f)	56.1	(f)
2.13		20,452	1.48	(h)	–	0.87		131.3
(1.15)		29,970	1.49	(h)	–	0.10		106.6
14.49		37,981	1.49	(h)	–	0.05		85.3
31.32		39,275	1.53	(h)	–	0.31		98.6
12.66		32,137	1.54	(h)	–	0.53		87.3

12.83	(d)	18,983	1.25 (f)	,(h)	–	0.60	(f)	56.1	(f)
2.35	(g)	20,414	1.29	(h)	–	1.03		131.3
(0.92	) (g)	27,448	1.30	(h)	–	0.30		106.6
14.66		36,994	1.30	(h)	–	0.24		85.3
31.60		35,447	1.34	(h)	–	0.50		98.6
12.92		27,235	1.35	(h)	–	0.71		87.3

12.90	(d)	42,183	1.13 (f)	,(h)	–	0.74	(f)	56.1	(f)
2.49		50,945	1.17	(h)	–	1.15		131.3
(0.89)		66,454	1.18	(h)	–	0.41		106.6
14.86		83,762	1.18	(h)	–	0.35		85.3
31.77		68,821	1.22	(h)	–	0.64		98.6
12.98		57,052	1.23	(h)	–	0.85		87.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class J shares	2017	(c)	$17.47	$0.09	$2.41	$2.50	($0.23)	($0.08)	($0.31)	$19.66
	2016		18.07	0.25	(0.22)	0.03	(0.17)	(0.46)	(0.63)	17.47
	2015		19.52	0.18	0.03	0.21	(0.17)	(1.49)	(1.66)	18.07
	2014		17.94	0.17	2.09	2.26	(0.15)	(0.53)	(0.68)	19.52
	2013		13.60	0.17	4.33	4.50	(0.16)	–	(0.16)	17.94
	2012		11.97	0.15	1.59	1.74	(0.11)	–	(0.11)	13.60
Institutional shares	2017	(c)	18.54	0.13	2.55	2.68	(0.28)	(0.08)	(0.36)	20.86
	2016		19.16	0.31	(0.24)	0.07	(0.23)	(0.46)	(0.69)	18.54
	2015		20.60	0.25	0.04	0.29	(0.24)	(1.49)	(1.73)	19.16
	2014		18.88	0.26	2.20	2.46	(0.21)	(0.53)	(0.74)	20.60
	2013		14.31	0.24	4.55	4.79	(0.22)	–	(0.22)	18.88
	2012		12.59	0.23	1.66	1.89	(0.17)	–	(0.17)	14.31
R-1 shares	2017	(c)	17.50	0.03	2.42	2.45	(0.09)	(0.08)	(0.17)	19.78
	2016		18.14	0.15	(0.23)	(0.08)	(0.10)	(0.46)	(0.56)	17.50
	2015		19.65	0.07	0.05	0.12	(0.14)	(1.49)	(1.63)	18.14
	2014		18.07	0.08	2.11	2.19	(0.08)	(0.53)	(0.61)	19.65
	2013		13.69	0.10	4.36	4.46	(0.08)	–	(0.08)	18.07
	2012		12.03	0.10	1.60	1.70	(0.04)	–	(0.04)	13.69
R-2 shares	2017	(c)	17.65	0.05	2.43	2.48	(0.14)	(0.08)	(0.22)	19.91
	2016		18.27	0.17	(0.22)	(0.05)	(0.11)	(0.46)	(0.57)	17.65
	2015		19.76	0.10	0.03	0.13	(0.13)	(1.49)	(1.62)	18.27
	2014		18.18	0.10	2.12	2.22	(0.11)	(0.53)	(0.64)	19.76
	2013		13.79	0.12	4.39	4.51	(0.12)	–	(0.12)	18.18
	2012		12.11	0.12	1.61	1.73	(0.05)	–	(0.05)	13.79
R-3 shares	2017	(c)	17.53	0.07	2.41	2.48	(0.18)	(0.08)	(0.26)	19.75
	2016		18.16	0.20	(0.22)	(0.02)	(0.15)	(0.46)	(0.61)	17.53
	2015		19.64	0.13	0.05	0.18	(0.17)	(1.49)	(1.66)	18.16
	2014		18.07	0.13	2.11	2.24	(0.14)	(0.53)	(0.67)	19.64
	2013		13.73	0.14	4.37	4.51	(0.17)	–	(0.17)	18.07
	2012		12.08	0.15	1.59	1.74	(0.09)	–	(0.09)	13.73
R-4 shares	2017	(c)	17.38	0.09	2.39	2.48	(0.22)	(0.08)	(0.30)	19.56
	2016		18.01	0.23	(0.23)	–	(0.17)	(0.46)	(0.63)	17.38
	2015		19.48	0.17	0.04	0.21	(0.19)	(1.49)	(1.68)	18.01
	2014		17.92	0.16	2.10	2.26	(0.17)	(0.53)	(0.70)	19.48
	2013		13.61	0.17	4.33	4.50	(0.19)	–	(0.19)	17.92
	2012		11.98	0.17	1.58	1.75	(0.12)	–	(0.12)	13.61
R-5 shares	2017	(c)	17.56	0.10	2.40	2.50	(0.23)	(0.08)	(0.31)	19.75
	2016		18.18	0.26	(0.23)	0.03	(0.19)	(0.46)	(0.65)	17.56
	2015		19.65	0.19	0.04	0.23	(0.21)	(1.49)	(1.70)	18.18
	2014		18.03	0.19	2.12	2.31	(0.16)	(0.53)	(0.69)	19.65
	2013		13.70	0.20	4.33	4.53	(0.20)	–	(0.20)	18.03
	2012		12.05	0.18	1.60	1.78	(0.13)	–	(0.13)	13.70
R-6 shares	2017	(c)	18.54	0.14	2.63	2.77	(0.27)	(0.08)	(0.35)	20.96
	2016		19.16	0.31	(0.24)	0.07	(0.23)	(0.46)	(0.69)	18.54
	2015	(i)	$21.10	$0.19	($0.40)	($0.21)	($0.24)	($1.49)	($1.73)	$19.16

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

14.36%(d),(e)		$105,321	0.90%	(f)	0.94%	(f)	1.00%	(f)	78.6%	(f)
0.29	(e)	95,056	0.91		0.95		1.47		73.7
1.13	(e)	104,787	0.98		1.02		0.96		70.9
12.97	(e)	112,480	1.02		1.07		0.93		70.2
33.42	(e)	103,978	1.05		1.27		1.11		88.3
14.65	(e)	82,259	1.16		1.36		1.19		52.9
14.50	(d)	1,179,519	0.64	(f)	0.65	(f)	1.34	(f)	78.6	(f)
0.50		1,025,943	0.65		0.66		1.72		73.7
1.46		866,866	0.65		0.66		1.28		70.9
13.44		822,011	0.64		0.65		1.29		70.2
33.96		640,181	0.66		0.67		1.40		88.3
15.18		1,893	0.69		2.25		1.68		52.9
14.03	(d)	955	1.50 (f)	,(g)	–		0.35	(f)	78.6	(f)
(0.35)		994	1.51	(g)	–		0.88		73.7
0.60		1,496	1.51	(g)	–		0.39		70.9
12.45		1,046	1.51	(g)	–		0.41		70.2
32.79		452	1.53	(g)	–		0.64		88.3
14.20		318	1.56	(g)	–		0.79		52.9
14.12 (d)	,(h)	2,376	1.37 (f)	,(g)	–		0.50	(f)	78.6	(f)
(0.18)		1,977	1.38	(g)	–		1.00		73.7
0.68		2,204	1.38	(g)	–		0.55		70.9
12.58		1,663	1.38	(g)	–		0.53		70.2
32.94		1,176	1.40	(g)	–		0.77		88.3
14.38		871	1.43	(g)	–		0.93		52.9
14.16	(d)	13,749	1.19 (f)	,(g)	–		0.76	(f)	78.6	(f)
(0.02)		17,205	1.20	(g)	–		1.17		73.7
0.93		15,024	1.20	(g)	–		0.69		70.9
12.75		9,010	1.20	(g)	–		0.69		70.2
33.18		4,319	1.22	(g)	–		0.90		88.3
14.52		2,188	1.25	(g)	–		1.12		52.9
14.31	(d)	23,501	1.00 (f)	,(g)	–		0.95	(f)	78.6	(f)
0.12		20,460	1.01	(g)	–		1.37		73.7
1.13		18,262	1.01	(g)	–		0.89		70.9
12.99		14,160	1.01	(g)	–		0.83		70.2
33.44		4,061	1.03	(g)	–		1.04		88.3
14.72		1,125	1.06	(g)	–		1.30		52.9
14.32	(d)	28,031	0.88 (f)	,(g)	–		1.06	(f)	78.6	(f)
0.27		28,552	0.89	(g)	–		1.49		73.7
1.23		27,790	0.89	(g)	–		1.03		70.9
13.19		17,886	0.89	(g)	–		1.03		70.2
33.53		11,095	0.91	(g)	–		1.26		88.3
14.96		6,614	0.94	(g)	–		1.41		52.9
15.00	(d)	562	0.69 (f)	,(g)	–		1.43	(f)	78.6	(f)
0.49		3,504	0.69	(g)	–		1.69		73.7
(0.94	)%(d)	3,846	0.69 (f)	,(g)	–		1.06	(f)	70.9	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Total
		Value,	Investment	Dividends	Net Asset			Net Assets, End of
		Beginning	Income	and	Value, End			Period (in
		of Period	(Loss)(a)	Distributions	of Period	Total Return		thousands)
MONEY MARKET FUND
Class J shares
2017	(c)	$1.00	$–	$–	$1.00	0.14%(d),(e)		$256,294
2016		1.00	–	–	1.00	0.00	(e)	268,364
2015		1.00	–	–	1.00	0.00	(e)	254,240
2014		1.00	–	–	1.00	0.00	(e)	249,914
2013		1.00	–	–	1.00	0.00	(e)	278,536
2012		1.00	–	–	1.00	0.00	(e)	282,576
Institutional shares
2017	(c)	1.00	–	–	1.00	0.00	(d)	64
2016		1.00	–	–	1.00	0.05		51
2015		1.00	–	–	1.00	0.00		260,109
2014		1.00	–	–	1.00	0.00		337,381
2013		1.00	–	–	1.00	0.00		357,925
2012		1.00	–	–	1.00	0.00		353,584

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

				Ratio of Net
Ratio of Expenses		Ratio of Gross		Investment Income
to Average Net		Expenses to Average		to Average Net
Assets		Net Assets(b)		Assets

0.57	%(f)	0.72	%(f)	0.29	%(f)
0.50		0.76		0.00
0.20		0.83		0.00
0.17		0.82		0.00
0.21		0.82		0.00
0.29		0.87		0.00

0.87	(f)	29.99	(f)	0.00	(f)
0.42		0.42		0.05
0.20		0.42		0.00
0.17		0.42		0.00
0.21		0.41		0.00
0.28		0.43		0.00

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
OVERSEAS FUND
Institutional shares
2017	(b)	$9.40	$0.08	$1.12	$1.20	($0.19)	$–	($0.19)	$10.41
2016		10.17	0.19	(0.59)	(0.40)	(0.18)	(0.19)	(0.37)	9.40
2015		11.51	0.20	(0.73)	(0.53)	(0.28)	(0.53)	(0.81)	10.17
2014		12.11	0.25	(0.08)	0.17	(0.22)	(0.55)	(0.77)	11.51
2013		9.96	0.24	2.13	2.37	(0.22)	–	(0.22)	12.11
2012		9.89	0.24	0.47	0.71	(0.23)	(0.41)	(0.64)	9.96
R-1 shares
2017	(b)	9.30	0.05	1.11	1.16	(0.14)	–	(0.14)	10.32
2016		10.07	0.10	(0.59)	(0.49)	(0.09)	(0.19)	(0.28)	9.30
2015		11.40	0.10	(0.72)	(0.62)	(0.18)	(0.53)	(0.71)	10.07
2014		12.01	0.15	(0.08)	0.07	(0.13)	(0.55)	(0.68)	11.40
2013		9.90	0.15	2.11	2.26	(0.15)	–	(0.15)	12.01
2012	(f)	9.89	0.15	(0.14)	0.01	–	–	–	9.90
R-2 shares
2017	(b)	9.32	0.05	1.11	1.16	(0.11)	–	(0.11)	10.37
2016		10.09	0.12	(0.59)	(0.47)	(0.11)	(0.19)	(0.30)	9.32
2015		11.42	0.11	(0.71)	(0.60)	(0.20)	(0.53)	(0.73)	10.09
2014		12.02	0.16	(0.07)	0.09	(0.14)	(0.55)	(0.69)	11.42
2013		9.91	0.16	2.11	2.27	(0.16)	–	(0.16)	12.02
2012	(f)	9.89	0.16	(0.14)	0.02	–	–	–	9.91
R-3 shares
2017	(b)	9.31	0.07	1.10	1.17	(0.14)	–	(0.14)	10.34
2016		10.08	0.14	(0.59)	(0.45)	(0.13)	(0.19)	(0.32)	9.31
2015		11.41	0.13	(0.71)	(0.58)	(0.22)	(0.53)	(0.75)	10.08
2014		12.04	0.19	(0.08)	0.11	(0.19)	(0.55)	(0.74)	11.41
2013		9.92	0.20	2.09	2.29	(0.17)	–	(0.17)	12.04
2012	(f)	9.89	0.17	(0.14)	0.03	–	–	–	9.92
R-4 shares
2017	(b)	9.35	0.07	1.11	1.18	(0.16)	–	(0.16)	10.37
2016		10.12	0.16	(0.59)	(0.43)	(0.15)	(0.19)	(0.34)	9.35
2015		11.45	0.16	(0.72)	(0.56)	(0.24)	(0.53)	(0.77)	10.12
2014		12.07	0.21	(0.08)	0.13	(0.20)	(0.55)	(0.75)	11.45
2013		9.94	0.07	2.25	2.32	(0.19)	–	(0.19)	12.07
2012	(f)	9.89	0.18	(0.13)	0.05	–	–	–	9.94
R-5 shares
2017	(b)	9.36	0.07	1.11	1.18	(0.17)	–	(0.17)	10.37
2016		10.12	0.17	(0.58)	(0.41)	(0.16)	(0.19)	(0.35)	9.36
2015		11.46	0.17	(0.73)	(0.56)	(0.25)	(0.53)	(0.78)	10.12
2014		12.06	0.22	(0.07)	0.15	(0.20)	(0.55)	(0.75)	11.46
2013		9.95	0.21	2.12	2.33	(0.22)	–	(0.22)	12.06
2012	(f)	9.89	0.19	(0.13)	0.06	–	–	–	9.95

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

13.01%	(c)	$3,052,896	1.05%(d),(e)		1.68%	(d)	41.8%	(d)
(3.88)		3,080,741	1.07	(e)	2.05		31.8
(4.66)		2,654,066	1.06	(e)	1.85		35.8
1.49		2,559,657	1.06	(e)	2.14		34.9
24.16		2,280,703	1.07	(e)	2.25		35.3
8.29		1,707,927	1.08	(e)	2.58		27.9

12.60	(c)	31	1.92 (d)	,(e)	0.97	(d)	41.8	(d)
(4.82)		21	1.94	(e)	1.05		31.8
(5.49)		12	1.93	(e)	0.95		35.8
0.63		12	1.93	(e)	1.24		34.9
23.09		12	1.94	(e)	1.35		35.3
0.10	(c)	10	1.94 (d)	,(e)	2.31	(d)	27.9	(d)

12.63	(c)	13	1.79 (d)	,(e)	0.95	(d)	41.8	(d)
(4.63)		14	1.81	(e)	1.29		31.8
(5.36)		12	1.80	(e)	1.07		35.8
0.82		12	1.80	(e)	1.37		34.9
23.19		12	1.81	(e)	1.48		35.3
0.20	(c)	10	1.82 (d)	,(e)	2.45	(d)	27.9	(d)

12.69	(c)	470	1.61 (d)	,(e)	1.44	(d)	41.8	(d)
(4.43)		321	1.63	(e)	1.49		31.8
(5.12)		281	1.62	(e)	1.25		35.8
0.94		249	1.62	(e)	1.58		34.9
23.42		172	1.63	(e)	1.85		35.3
0.30	(c)	10	1.64 (d)	,(e)	2.61	(d)	27.9	(d)

12.78	(c)	600	1.42 (d)	,(e)	1.35	(d)	41.8	(d)
(4.28)		546	1.44	(e)	1.71		31.8
(4.98)		461	1.43	(e)	1.46		35.8
1.15		484	1.43	(e)	1.81		34.9
23.65		469	1.44	(e)	0.61		35.3
0.51	(c)	10	1.45 (d)	,(e)	2.79	(d)	27.9	(d)

12.79	(c)	594	1.30 (d)	,(e)	1.48	(d)	41.8	(d)
(4.15	) (g)	501	1.32	(e)	1.81		31.8
(4.85	) (g)	512	1.31	(e)	1.57		35.8
1.26		554	1.31	(e)	1.87		34.9
23.75		606	1.32	(e)	1.99		35.3
0.61	(c)	10	1.33 (d)	,(e)	2.94	(d)	27.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from March 1, 2012, date operations commenced, through October 31, 2012.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2017	(b)	$58.24	$0.36	$7.20	$7.56	($0.79)	($5.09)	($5.88)	$59.92
2016		60.21	0.86	0.39	1.25	(0.87)	(2.35)	(3.22)	58.24
2015		59.67	0.86	2.64	3.50	(0.73)	(2.23)	(2.96)	60.21
2014		53.31	0.71	7.41	8.12	(0.61)	(1.15)	(1.76)	59.67
2013		42.34	0.77	11.42	12.19	(0.73)	(0.49)	(1.22)	53.31
2012		38.63	0.56	4.05	4.61	(0.42)	(0.48)	(0.90)	42.34
R-1 shares
2017	(b)	57.05	0.10	7.08	7.18	(0.22)	(5.09)	(5.31)	58.92
2016		59.14	0.37	0.38	0.75	(0.49)	(2.35)	(2.84)	57.05
2015		58.68	0.33	2.60	2.93	(0.24)	(2.23)	(2.47)	59.14
2014		52.40	0.22	7.30	7.52	(0.09)	(1.15)	(1.24)	58.68
2013		41.64	0.38	11.24	11.62	(0.37)	(0.49)	(0.86)	52.40
2012		38.18	0.20	4.01	4.21	(0.27)	(0.48)	(0.75)	41.64
R-2 shares
2017	(b)	57.24	0.15	7.07	7.22	(0.38)	(5.09)	(5.47)	58.99
2016		59.28	0.43	0.40	0.83	(0.52)	(2.35)	(2.87)	57.24
2015		58.79	0.41	2.59	3.00	(0.28)	(2.23)	(2.51)	59.28
2014		52.56	0.29	7.32	7.61	(0.23)	(1.15)	(1.38)	58.79
2013		41.78	0.41	11.30	11.71	(0.44)	(0.49)	(0.93)	52.56
2012		38.26	0.26	4.00	4.26	(0.26)	(0.48)	(0.74)	41.78
R-3 shares
2017	(b)	57.22	0.20	7.07	7.27	(0.48)	(5.09)	(5.57)	58.92
2016		59.22	0.53	0.40	0.93	(0.58)	(2.35)	(2.93)	57.22
2015		58.78	0.52	2.59	3.11	(0.44)	(2.23)	(2.67)	59.22
2014		52.58	0.38	7.32	7.70	(0.35)	(1.15)	(1.50)	58.78
2013		41.85	0.46	11.33	11.79	(0.57)	(0.49)	(1.06)	52.58
2012		38.31	0.33	4.01	4.34	(0.32)	(0.48)	(0.80)	41.85
R-4 shares
2017	(b)	57.69	0.26	7.12	7.38	(0.58)	(5.09)	(5.67)	59.40
2016		59.66	0.65	0.40	1.05	(0.67)	(2.35)	(3.02)	57.69
2015		59.17	0.63	2.62	3.25	(0.53)	(2.23)	(2.76)	59.66
2014		52.91	0.50	7.35	7.85	(0.44)	(1.15)	(1.59)	59.17
2013		42.05	0.58	11.37	11.95	(0.60)	(0.49)	(1.09)	52.91
2012		38.42	0.40	4.03	4.43	(0.32)	(0.48)	(0.80)	42.05
R-5 shares
2017	(b)	57.87	0.29	7.14	7.43	(0.65)	(5.09)	(5.74)	59.56
2016		59.86	0.72	0.39	1.11	(0.75)	(2.35)	(3.10)	57.87
2015		59.34	0.70	2.63	3.33	(0.58)	(2.23)	(2.81)	59.86
2014		53.06	0.56	7.38	7.94	(0.51)	(1.15)	(1.66)	59.34
2013		42.15	0.64	11.39	12.03	(0.63)	(0.49)	(1.12)	53.06
2012		38.50	0.47	4.01	4.48	(0.35)	(0.48)	(0.83)	42.15

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

13.61	%(c)	$1,368,544	0.47	%(d)	1.25	%(d)	23.1	%(d)
2.27		1,399,596	0.47		1.49		34.5
6.12		1,501,149	0.46		1.45		14.0
15.62		1,507,343	0.46		1.27		8.3
29.52		1,357,704	0.48		1.63		14.3
12.28		1,053,972	0.50		1.38		8.2

13.13	(c)	3,000	1.33	(d)	0.35	(d)	23.1	(d)
1.38	(e)	2,904	1.33		0.65		34.5
5.21	(e)	4,282	1.33		0.56		14.0
14.60		1,635	1.34		0.39		8.3
28.39		1,424	1.35		0.82		14.3
11.32		1,789	1.37		0.50		8.2

13.20 (c)	,(e)	3,655	1.20	(d)	0.51	(d)	23.1	(d)
1.54		3,393	1.20		0.76		34.5
5.33		3,797	1.20		0.70		14.0
14.77		2,155	1.21		0.52		8.3
28.56		2,228	1.22		0.88		14.3
11.43		1,800	1.24		0.65		8.2

13.30 (c)	,(e)	27,864	1.02	(d)	0.71	(d)	23.1	(d)
1.70	(e)	29,886	1.02		0.94		34.5
5.53	(e)	35,202	1.02		0.88		14.0
14.97		24,394	1.03		0.70		8.3
28.79		19,700	1.04		0.97		14.3
11.64		9,790	1.06		0.82		8.2

13.41 (c)	,(e)	19,809	0.83	(d)	0.89	(d)	23.1	(d)
1.90	(e)	20,833	0.83		1.13		34.5
5.73		23,003	0.83		1.07		14.0
15.17		15,267	0.84		0.90		8.3
29.05		16,588	0.85		1.22		14.3
11.83		9,840	0.87		0.98		8.2

13.47 (c)	,(e)	55,034	0.71	(d)	0.99	(d)	23.1	(d)
2.03		49,392	0.71		1.25		34.5
5.86		54,410	0.71		1.19		14.0
15.32		36,551	0.72		1.00		8.3
29.20		29,179	0.73		1.35		14.3
11.96		16,559	0.75		1.15		8.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2017	(d)	$13.20	$0.18	$0.43	$0.61	($0.24)	($0.28)	($0.52)	$13.29
2016		13.44	0.22	0.15	0.37	(0.21)	(0.40)	(0.61)	13.20
2015		13.65	0.27	(0.22)	0.05	(0.26)	–	(0.26)	13.44
2014		13.07	0.23	0.58	0.81	(0.23)	–	(0.23)	13.65
2013		12.08	0.25	1.00	1.25	(0.26)	–	(0.26)	13.07
2012		11.31	0.21	0.81	1.02	(0.25)	–	(0.25)	12.08
Institutional shares
2017	(d)	13.26	0.19	0.44	0.63	(0.27)	(0.28)	(0.55)	13.34
2016		13.50	0.25	0.16	0.41	(0.25)	(0.40)	(0.65)	13.26
2015		13.71	0.32	(0.23)	0.09	(0.30)	–	(0.30)	13.50
2014		13.13	0.27	0.58	0.85	(0.27)	–	(0.27)	13.71
2013		12.14	0.30	0.99	1.29	(0.30)	–	(0.30)	13.13
2012		11.37	0.25	0.81	1.06	(0.29)	–	(0.29)	12.14
R-1 shares
2017	(d)	13.15	0.13	0.44	0.57	(0.13)	(0.28)	(0.41)	13.31
2016		13.38	0.15	0.14	0.29	(0.12)	(0.40)	(0.52)	13.15
2015		13.58	0.20	(0.23)	(0.03)	(0.17)	–	(0.17)	13.38
2014		13.00	0.17	0.55	0.72	(0.14)	–	(0.14)	13.58
2013		12.01	0.19	0.98	1.17	(0.18)	–	(0.18)	13.00
2012		11.24	0.15	0.80	0.95	(0.18)	–	(0.18)	12.01
R-2 shares
2017	(d)	13.15	0.14	0.45	0.59	(0.15)	(0.28)	(0.43)	13.31
2016		13.39	0.15	0.15	0.30	(0.14)	(0.40)	(0.54)	13.15
2015		13.58	0.22	(0.24)	(0.02)	(0.17)	–	(0.17)	13.39
2014		13.00	0.18	0.56	0.74	(0.16)	–	(0.16)	13.58
2013		12.00	0.22	0.97	1.19	(0.19)	–	(0.19)	13.00
2012		11.22	0.17	0.80	0.97	(0.19)	–	(0.19)	12.00
R-3 shares
2017	(d)	13.12	0.15	0.44	0.59	(0.19)	(0.28)	(0.47)	13.24
2016		13.36	0.18	0.14	0.32	(0.16)	(0.40)	(0.56)	13.12
2015		13.56	0.24	(0.22)	0.02	(0.22)	–	(0.22)	13.36
2014		12.99	0.19	0.57	0.76	(0.19)	–	(0.19)	13.56
2013		12.01	0.23	0.98	1.21	(0.23)	–	(0.23)	12.99
2012		11.24	0.19	0.79	0.98	(0.21)	–	(0.21)	12.01
R-4 shares
2017	(d)	13.16	0.16	0.44	0.60	(0.21)	(0.28)	(0.49)	13.27
2016		13.40	0.21	0.14	0.35	(0.19)	(0.40)	(0.59)	13.16
2015		13.60	0.28	(0.25)	0.03	(0.23)	–	(0.23)	13.40
2014		13.03	0.23	0.56	0.79	(0.22)	–	(0.22)	13.60
2013		12.03	0.24	1.00	1.24	(0.24)	–	(0.24)	13.03
2012		11.27	0.21	0.79	1.00	(0.24)	–	(0.24)	12.03
R-5 shares
2017	(d)	13.19	0.18	0.43	0.61	(0.23)	(0.28)	(0.51)	13.29
2016		13.43	0.22	0.15	0.37	(0.21)	(0.40)	(0.61)	13.19
2015		13.64	0.28	(0.23)	0.05	(0.26)	–	(0.26)	13.43
2014		13.06	0.24	0.57	0.81	(0.23)	–	(0.23)	13.64
2013		12.07	0.27	0.99	1.26	(0.27)	–	(0.27)	13.06
2012		11.30	0.22	0.81	1.03	(0.26)	–	(0.26)	12.07

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

4.79%(e),(f)		$244,038	0.18%	(g)	0.21%(g)	2.72%	(g)	17.8%	(g)
2.98	(f)	245,736	0.22		0.25	1.71		15.1
0.36	(f)	249,105	0.31		0.34	1.99		32.7
6.25	(f)	255,331	0.33		0.37	1.71		24.1
10.51	(f)	235,463	0.34		0.54	2.00		15.2
9.22	(f)	214,077	0.37		0.56	1.82		28.7

4.88	(e)	673,106	0.01	(g)	–	2.97	(g)	17.8	(g)
3.25		768,118	0.03		–	1.94		15.1
0.65		871,781	0.04		–	2.31		32.7
6.54		1,096,931	0.04		–	2.04		24.1
10.81		1,093,311	0.04		–	2.42		15.2
9.58		1,148,980	0.04		–	2.14		28.7

4.43	(e)	6,747	0.88	(g)	–	2.06	(g)	17.8	(g)
2.33		7,515	0.91		–	1.19		15.1
(0.23)		12,141	0.92		–	1.48		32.7
5.61		14,995	0.91		–	1.27		24.1
9.90		18,403	0.91		–	1.53		15.2
8.62		20,503	0.91		–	1.31		28.7

4.59	(e)	7,478	0.75	(g)	–	2.20	(g)	17.8	(g)
2.37		8,387	0.78		–	1.19		15.1
(0.11)		12,072	0.79		–	1.63		32.7
5.74		15,736	0.78		–	1.39		24.1
10.09		20,762	0.78		–	1.76		15.2
8.77		25,982	0.78		–	1.48		28.7

4.58	(e)	44,811	0.57	(g)	–	2.37	(g)	17.8	(g)
2.60		50,539	0.60		–	1.37		15.1
0.12		64,152	0.61		–	1.76		32.7
5.93		74,667	0.60		–	1.47		24.1
10.20		76,245	0.60		–	1.83		15.2
8.94		80,009	0.60		–	1.61		28.7

4.72	(e)	27,375	0.38	(g)	–	2.54	(g)	17.8	(g)
2.80		29,697	0.41		–	1.61		15.1
0.26		38,245	0.42		–	2.10		32.7
6.10		59,247	0.41		–	1.71		24.1
10.52		68,271	0.41		–	1.94		15.2
9.12		68,441	0.41		–	1.85		28.7

4.75	(e)	56,189	0.26	(g)	–	2.82	(g)	17.8	(g)
2.95		73,347	0.29		–	1.70		15.1
0.39		90,554	0.30		–	2.06		32.7
6.29		108,094	0.29		–	1.77		24.1
10.59		113,248	0.29		–	2.16		15.2
9.31		114,530	0.29		–	1.90		28.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2017	(c)	$10.17	$0.15	$0.45	$0.60	($0.20)	($0.16)	($0.36)	$10.41
2016		10.76	0.19	0.08	0.27	(0.18)	(0.68)	(0.86)	10.17
2015		11.31	0.26	(0.18)	0.08	(0.27)	(0.36)	(0.63)	10.76
2014		11.13	0.22	0.54	0.76	(0.21)	(0.37)	(0.58)	11.31
2013		10.27	0.22	1.09	1.31	(0.23)	(0.22)	(0.45)	11.13
2012		9.70	0.20	0.73	0.93	(0.22)	(0.14)	(0.36)	10.27
R-1 shares
2017	(c)	9.90	0.10	0.44	0.54	(0.11)	(0.16)	(0.27)	10.17
2016		10.47	0.10	0.08	0.18	(0.07)	(0.68)	(0.75)	9.90
2015		11.02	0.19	(0.22)	(0.03)	(0.16)	(0.36)	(0.52)	10.47
2014		10.86	0.14	0.51	0.65	(0.12)	(0.37)	(0.49)	11.02
2013		10.03	0.14	1.05	1.19	(0.14)	(0.22)	(0.36)	10.86
2012		9.48	0.12	0.71	0.83	(0.14)	(0.14)	(0.28)	10.03
R-2 shares
2017	(c)	9.94	0.11	0.44	0.55	(0.10)	(0.16)	(0.26)	10.23
2016		10.52	0.12	0.07	0.19	(0.09)	(0.68)	(0.77)	9.94
2015		11.07	0.19	(0.20)	(0.01)	(0.18)	(0.36)	(0.54)	10.52
2014		10.90	0.12	0.54	0.66	(0.12)	(0.37)	(0.49)	11.07
2013		10.08	0.16	1.04	1.20	(0.16)	(0.22)	(0.38)	10.90
2012		9.51	0.13	0.72	0.85	(0.14)	(0.14)	(0.28)	10.08
R-3 shares
2017	(c)	9.94	0.12	0.43	0.55	(0.14)	(0.16)	(0.30)	10.19
2016		10.53	0.13	0.08	0.21	(0.12)	(0.68)	(0.80)	9.94
2015		11.09	0.21	(0.20)	0.01	(0.21)	(0.36)	(0.57)	10.53
2014		10.92	0.15	0.54	0.69	(0.15)	(0.37)	(0.52)	11.09
2013		10.09	0.16	1.07	1.23	(0.18)	(0.22)	(0.40)	10.92
2012		9.54	0.14	0.72	0.86	(0.17)	(0.14)	(0.31)	10.09
R-4 shares
2017	(c)	10.02	0.13	0.43	0.56	(0.16)	(0.16)	(0.32)	10.26
2016		10.60	0.15	0.09	0.24	(0.14)	(0.68)	(0.82)	10.02
2015		11.15	0.23	(0.20)	0.03	(0.22)	(0.36)	(0.58)	10.60
2014		10.98	0.18	0.53	0.71	(0.17)	(0.37)	(0.54)	11.15
2013		10.15	0.19	1.05	1.24	(0.19)	(0.22)	(0.41)	10.98
2012		9.59	0.18	0.71	0.89	(0.19)	(0.14)	(0.33)	10.15
R-5 shares
2017	(c)	10.04	0.12	0.45	0.57	(0.17)	(0.16)	(0.33)	10.28
2016		10.62	0.16	0.09	0.25	(0.15)	(0.68)	(0.83)	10.04
2015		11.18	0.25	(0.21)	0.04	(0.24)	(0.36)	(0.60)	10.62
2014		11.01	0.19	0.53	0.72	(0.18)	(0.37)	(0.55)	11.18
2013		10.17	0.19	1.08	1.27	(0.21)	(0.22)	(0.43)	11.01
2012		9.61	0.15	0.75	0.90	(0.20)	(0.14)	(0.34)	10.17

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

6.07%	(d)	$526,072	0.01%	(e)	2.93%	(e)	27.9%	(e)
2.91		556,606	0.02		1.87		13.9
0.72		594,985	0.04		2.41		39.3
7.12		844,414	0.04		1.96		24.6
13.25		735,777	0.04	(f)	2.13		21.4
10.01		580,784	0.04	(f)	1.99		22.7

5.60	(d)	7,381	0.89	(e)	2.08	(e)	27.9	(e)
2.07		8,405	0.90		1.03		13.9
(0.23)		10,613	0.92		1.74		39.3
6.20		13,884	0.91		1.28		24.6
12.27		16,354	0.91		1.38		21.4
9.08		15,687	0.92		1.21		22.7

5.69	(d)	6,965	0.76	(e)	2.14	(e)	27.9	(e)
2.19		8,043	0.77		1.19		13.9
(0.08)		11,945	0.79		1.78		39.3
6.35		14,408	0.78		1.13		24.6
12.31		14,150	0.78		1.57		21.4
9.26		13,920	0.79		1.30		22.7

5.68	(d)	68,558	0.58	(e)	2.38	(e)	27.9	(e)
2.38		73,860	0.59		1.36		13.9
0.07		88,009	0.61		1.93		39.3
6.60		91,962	0.60		1.38		24.6
12.58		82,506	0.60		1.55		21.4
9.39		66,650	0.61		1.43		22.7

5.75	(d)	42,608	0.39	(e)	2.55	(e)	27.9	(e)
2.62		44,908	0.40		1.52		13.9
0.32		53,197	0.42		2.17		39.3
6.76		66,135	0.41		1.61		24.6
12.68		61,034	0.41		1.83		21.4
9.63		50,724	0.42		1.88		22.7

5.88	(d)	57,894	0.27	(e)	2.47	(e)	27.9	(e)
2.75		68,496	0.28		1.65		13.9
0.38		73,077	0.30		2.34		39.3
6.85		90,729	0.29		1.74		24.6
12.93		87,721	0.29		1.83		21.4
9.72		66,279	0.30		1.53		22.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2017	(d)	$13.32	$0.18	$0.71	$0.89	($0.23)	($0.23)	($0.46)	$13.75
2016		14.10	0.21	0.10	0.31	(0.19)	(0.90)	(1.09)	13.32
2015		14.86	0.35	(0.27)	0.08	(0.32)	(0.52)	(0.84)	14.10
2014		14.19	0.24	0.82	1.06	(0.24)	(0.15)	(0.39)	14.86
2013		12.55	0.24	1.66	1.90	(0.26)	–	(0.26)	14.19
2012		11.59	0.21	0.98	1.19	(0.23)	–	(0.23)	12.55
Institutional shares
2017	(d)	13.40	0.20	0.71	0.91	(0.26)	(0.23)	(0.49)	13.82
2016		14.19	0.24	0.10	0.34	(0.23)	(0.90)	(1.13)	13.40
2015		14.94	0.39	(0.26)	0.13	(0.36)	(0.52)	(0.88)	14.19
2014		14.27	0.29	0.81	1.10	(0.28)	(0.15)	(0.43)	14.94
2013		12.61	0.30	1.66	1.96	(0.30)	–	(0.30)	14.27
2012		11.65	0.25	0.98	1.23	(0.27)	–	(0.27)	12.61
R-1 shares
2017	(d)	13.26	0.14	0.70	0.84	(0.14)	(0.23)	(0.37)	13.73
2016		14.04	0.13	0.09	0.22	(0.10)	(0.90)	(1.00)	13.26
2015		14.79	0.28	(0.27)	0.01	(0.24)	(0.52)	(0.76)	14.04
2014		14.12	0.18	0.78	0.96	(0.14)	(0.15)	(0.29)	14.79
2013		12.48	0.19	1.64	1.83	(0.19)	–	(0.19)	14.12
2012		11.53	0.14	0.98	1.12	(0.17)	–	(0.17)	12.48
R-2 shares
2017	(d)	13.24	0.15	0.70	0.85	(0.15)	(0.23)	(0.38)	13.71
2016		14.02	0.15	0.08	0.23	(0.11)	(0.90)	(1.01)	13.24
2015		14.76	0.30	(0.27)	0.03	(0.25)	(0.52)	(0.77)	14.02
2014		14.10	0.18	0.80	0.98	(0.17)	(0.15)	(0.32)	14.76
2013		12.47	0.20	1.63	1.83	(0.20)	–	(0.20)	14.10
2012		11.50	0.17	0.97	1.14	(0.17)	–	(0.17)	12.47
R-3 shares
2017	(d)	13.24	0.16	0.70	0.86	(0.18)	(0.23)	(0.41)	13.69
2016		14.02	0.17	0.10	0.27	(0.15)	(0.90)	(1.05)	13.24
2015		14.78	0.32	(0.28)	0.04	(0.28)	(0.52)	(0.80)	14.02
2014		14.12	0.20	0.81	1.01	(0.20)	(0.15)	(0.35)	14.78
2013		12.49	0.22	1.64	1.86	(0.23)	–	(0.23)	14.12
2012		11.54	0.18	0.97	1.15	(0.20)	–	(0.20)	12.49
R-4 shares
2017	(d)	13.28	0.17	0.70	0.87	(0.21)	(0.23)	(0.44)	13.71
2016		14.06	0.19	0.10	0.29	(0.17)	(0.90)	(1.07)	13.28
2015		14.81	0.37	(0.30)	0.07	(0.30)	(0.52)	(0.82)	14.06
2014		14.15	0.24	0.80	1.04	(0.23)	(0.15)	(0.38)	14.81
2013		12.51	0.23	1.66	1.89	(0.25)	–	(0.25)	14.15
2012		11.56	0.21	0.97	1.18	(0.23)	–	(0.23)	12.51
R-5 shares
2017	(d)	13.32	0.19	0.69	0.88	(0.22)	(0.23)	(0.45)	13.75
2016		14.10	0.21	0.10	0.31	(0.19)	(0.90)	(1.09)	13.32
2015		14.86	0.36	(0.27)	0.09	(0.33)	(0.52)	(0.85)	14.10
2014		14.20	0.24	0.81	1.05	(0.24)	(0.15)	(0.39)	14.86
2013		12.55	0.26	1.66	1.92	(0.27)	–	(0.27)	14.20
2012		11.60	0.22	0.97	1.19	(0.24)	–	(0.24)	12.55

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

6.91%(e),(f)		$931,697	0.18%	(g)	0.20%(g)	2.75%	(g)	20.4%	(g)
2.53	(f)	900,189	0.20		0.23	1.64		12.0
0.59	(f)	900,725	0.31		0.34	2.42		33.5
7.57	(f)	879,358	0.33		0.37	1.65		18.6
15.38	(f)	782,787	0.35		0.55	1.84		25.7
10.49	(f)	655,845	0.37		0.56	1.73		21.9

6.98	(e)	3,859,576	0.01	(g)	–	2.97	(g)	20.4	(g)
2.71		3,948,810	0.02		–	1.83		12.0
0.95		4,195,249	0.04		–	2.70		33.5
7.84		4,743,088	0.04		–	1.96		18.6
15.82		4,348,221	0.04		–	2.22		25.7
10.84		3,856,280	0.04		–	2.03		21.9

6.49	(e)	36,313	0.88	(g)	–	2.15	(g)	20.4	(g)
1.82		40,455	0.90		–	0.99		12.0
0.05		46,993	0.91		–	1.93		33.5
6.91		53,222	0.91		–	1.21		18.6
14.81		57,842	0.91		–	1.43		25.7
9.84		62,546	0.91		–	1.21		21.9

6.58	(e)	46,823	0.75	(g)	–	2.22	(g)	20.4	(g)
1.92		48,551	0.77		–	1.13		12.0
0.21		57,059	0.78		–	2.11		33.5
7.06		76,267	0.78		–	1.27		18.6
14.87		78,817	0.78		–	1.51		25.7
10.06		77,610	0.78		–	1.40		21.9

6.65	(e)	226,212	0.57	(g)	–	2.39	(g)	20.4	(g)
2.19		235,954	0.59		–	1.31		12.0
0.30		277,010	0.60		–	2.21		33.5
7.27		316,368	0.60		–	1.40		18.6
15.10		291,200	0.60		–	1.64		25.7
10.19		263,407	0.60		–	1.49		21.9

6.73	(e)	175,564	0.38	(g)	–	2.61	(g)	20.4	(g)
2.37		182,490	0.40		–	1.48		12.0
0.53		197,589	0.41		–	2.57		33.5
7.46		249,613	0.41		–	1.69		18.6
15.32		263,543	0.41		–	1.74		25.7
10.40		212,684	0.41		–	1.78		21.9

6.79	(e)	308,565	0.26	(g)	–	2.85	(g)	20.4	(g)
2.50		375,444	0.28		–	1.62		12.0
0.63		433,423	0.29		–	2.48		33.5
7.55		472,434	0.29		–	1.68		18.6
15.54		439,570	0.29		–	1.98		25.7
10.50		384,604	0.29		–	1.83		21.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2017	(c)	$10.51	$0.16	$0.66	$0.82	($0.19)	($0.19)	($0.38)	$10.95
2016		11.17	0.17	0.07	0.24	(0.17)	(0.73)	(0.90)	10.51
2015		11.76	0.29	(0.18)	0.11	(0.31)	(0.39)	(0.70)	11.17
2014		11.50	0.22	0.70	0.92	(0.22)	(0.44)	(0.66)	11.76
2013		10.22	0.22	1.49	1.71	(0.22)	(0.21)	(0.43)	11.50
2012		9.47	0.19	0.82	1.01	(0.22)	(0.04)	(0.26)	10.22
R-1 shares
2017	(c)	10.26	0.11	0.64	0.75	(0.10)	(0.19)	(0.29)	10.72
2016		10.92	0.09	0.05	0.14	(0.07)	(0.73)	(0.80)	10.26
2015		11.51	0.22	(0.20)	0.02	(0.22)	(0.39)	(0.61)	10.92
2014		11.28	0.14	0.66	0.80	(0.13)	(0.44)	(0.57)	11.51
2013		10.04	0.14	1.45	1.59	(0.14)	(0.21)	(0.35)	11.28
2012		9.30	0.12	0.80	0.92	(0.14)	(0.04)	(0.18)	10.04
R-2 shares
2017	(c)	10.28	0.11	0.66	0.77	(0.11)	(0.19)	(0.30)	10.75
2016		10.95	0.11	0.04	0.15	(0.09)	(0.73)	(0.82)	10.28
2015		11.53	0.23	(0.20)	0.03	(0.22)	(0.39)	(0.61)	10.95
2014		11.29	0.13	0.69	0.82	(0.14)	(0.44)	(0.58)	11.53
2013		10.06	0.16	1.44	1.60	(0.16)	(0.21)	(0.37)	11.29
2012		9.32	0.13	0.80	0.93	(0.15)	(0.04)	(0.19)	10.06
R-3 shares
2017	(c)	10.30	0.13	0.64	0.77	(0.13)	(0.19)	(0.32)	10.75
2016		10.97	0.12	0.05	0.17	(0.11)	(0.73)	(0.84)	10.30
2015		11.56	0.24	(0.19)	0.05	(0.25)	(0.39)	(0.64)	10.97
2014		11.32	0.15	0.69	0.84	(0.16)	(0.44)	(0.60)	11.56
2013		10.08	0.15	1.47	1.62	(0.17)	(0.21)	(0.38)	11.32
2012		9.35	0.13	0.81	0.94	(0.17)	(0.04)	(0.21)	10.08
R-4 shares
2017	(c)	10.39	0.13	0.66	0.79	(0.15)	(0.19)	(0.34)	10.84
2016		11.06	0.13	0.06	0.19	(0.13)	(0.73)	(0.86)	10.39
2015		11.65	0.27	(0.20)	0.07	(0.27)	(0.39)	(0.66)	11.06
2014		11.40	0.18	0.69	0.87	(0.18)	(0.44)	(0.62)	11.65
2013		10.14	0.18	1.48	1.66	(0.19)	(0.21)	(0.40)	11.40
2012		9.40	0.19	0.77	0.96	(0.18)	(0.04)	(0.22)	10.14
R-5 shares
2017	(c)	10.44	0.14	0.66	0.80	(0.17)	(0.19)	(0.36)	10.88
2016		11.10	0.15	0.06	0.21	(0.14)	(0.73)	(0.87)	10.44
2015		11.69	0.29	(0.21)	0.08	(0.28)	(0.39)	(0.67)	11.10
2014		11.43	0.20	0.69	0.89	(0.19)	(0.44)	(0.63)	11.69
2013		10.17	0.19	1.48	1.67	(0.20)	(0.21)	(0.41)	11.43
2012		9.43	0.16	0.81	0.97	(0.19)	(0.04)	(0.23)	10.17

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

7.99	%(d)	$1,328,342	0.01	%(e)	2.96	%(e)	29.8	%(e)
2.50		1,247,487	0.02		1.69		13.7
1.01		1,139,392	0.04		2.60		49.9
8.30		1,366,540	0.04		1.90		15.8
17.40		1,067,809	0.04	(f)	2.03		22.2
10.92		751,118	0.04	(f)	1.95		15.4

7.47	(d)	14,529	0.88	(e)	2.13	(e)	29.8	(e)
1.55		14,810	0.89		0.89		13.7
0.19		16,680	0.91		2.00		49.9
7.31		18,238	0.91		1.25		15.8
16.33		18,515	0.91		1.35		22.2
10.04		16,380	0.92		1.25		15.4

7.59	(d)	18,180	0.75	(e)	2.13	(e)	29.8	(e)
1.68		18,268	0.76		1.06		13.7
0.32		21,044	0.78		2.07		49.9
7.52		21,201	0.78		1.14		15.8
16.41		19,431	0.78		1.49		22.2
10.13		17,174	0.79		1.38		15.4

7.66	(d)	172,487	0.57	(e)	2.44	(e)	29.8	(e)
1.88		172,896	0.58		1.18		13.7
0.49		173,313	0.60		2.18		49.9
7.72		162,213	0.60		1.30		15.8
16.65		127,846	0.60		1.44		22.2
10.28		90,350	0.61		1.37		15.4

7.81	(d)	103,321	0.38	(e)	2.54	(e)	29.8	(e)
2.01		96,203	0.39		1.28		13.7
0.65		80,896	0.41		2.42		49.9
7.94		89,551	0.41		1.56		15.8
16.93		72,332	0.41		1.70		22.2
10.50		51,138	0.42		1.95		15.4

7.79	(d)	138,835	0.26	(e)	2.73	(e)	29.8	(e)
2.23		143,138	0.27		1.44		13.7
0.76		125,570	0.29		2.60		49.9
8.11		143,610	0.29		1.73		15.8
17.04		133,941	0.29		1.79		22.2
10.59		92,048	0.30		1.60		15.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2017	(d)	$13.38	$0.18	$0.97	$1.15	($0.21)	($0.29)	($0.50)	$14.03
2016		14.37	0.19	0.01	0.20	(0.18)	(1.01)	(1.19)	13.38
2015		15.17	0.36	(0.23)	0.13	(0.35)	(0.58)	(0.93)	14.37
2014		14.41	0.23	0.96	1.19	(0.24)	(0.19)	(0.43)	15.17
2013		12.39	0.23	2.03	2.26	(0.24)	–	(0.24)	14.41
2012		11.43	0.20	0.98	1.18	(0.22)	–	(0.22)	12.39
Institutional shares
2017	(d)	13.43	0.20	0.97	1.17	(0.24)	(0.29)	(0.53)	14.07
2016		14.43	0.22	–	0.22	(0.21)	(1.01)	(1.22)	13.43
2015		15.22	0.40	(0.22)	0.18	(0.39)	(0.58)	(0.97)	14.43
2014		14.46	0.28	0.95	1.23	(0.28)	(0.19)	(0.47)	15.22
2013		12.44	0.29	2.01	2.30	(0.28)	–	(0.28)	14.46
2012		11.47	0.24	0.99	1.23	(0.26)	–	(0.26)	12.44
R-1 shares
2017	(d)	13.28	0.14	0.96	1.10	(0.12)	(0.29)	(0.41)	13.97
2016		14.26	0.11	–	0.11	(0.08)	(1.01)	(1.09)	13.28
2015		15.07	0.28	(0.25)	0.03	(0.26)	(0.58)	(0.84)	14.26
2014		14.31	0.17	0.93	1.10	(0.15)	(0.19)	(0.34)	15.07
2013		12.31	0.19	1.98	2.17	(0.17)	–	(0.17)	14.31
2012		11.35	0.14	0.98	1.12	(0.16)	–	(0.16)	12.31
R-2 shares
2017	(d)	13.31	0.15	0.96	1.11	(0.13)	(0.29)	(0.42)	14.00
2016		14.29	0.13	–	0.13	(0.10)	(1.01)	(1.11)	13.31
2015		15.08	0.32	(0.26)	0.06	(0.27)	(0.58)	(0.85)	14.29
2014		14.33	0.19	0.93	1.12	(0.18)	(0.19)	(0.37)	15.08
2013		12.33	0.21	1.97	2.18	(0.18)	–	(0.18)	14.33
2012		11.36	0.16	0.98	1.14	(0.17)	–	(0.17)	12.33
R-3 shares
2017	(d)	13.34	0.16	0.96	1.12	(0.16)	(0.29)	(0.45)	14.01
2016		14.33	0.15	–	0.15	(0.13)	(1.01)	(1.14)	13.34
2015		15.13	0.34	(0.25)	0.09	(0.31)	(0.58)	(0.89)	14.33
2014		14.38	0.20	0.95	1.15	(0.21)	(0.19)	(0.40)	15.13
2013		12.37	0.21	2.01	2.22	(0.21)	–	(0.21)	14.38
2012		11.41	0.18	0.97	1.15	(0.19)	–	(0.19)	12.37
R-4 shares
2017	(d)	13.76	0.18	1.00	1.18	(0.19)	(0.29)	(0.48)	14.46
2016		14.75	0.18	–	0.18	(0.16)	(1.01)	(1.17)	13.76
2015		15.54	0.41	(0.29)	0.12	(0.33)	(0.58)	(0.91)	14.75
2014		14.76	0.25	0.95	1.20	(0.23)	(0.19)	(0.42)	15.54
2013		12.68	0.23	2.08	2.31	(0.23)	–	(0.23)	14.76
2012		11.69	0.21	1.00	1.21	(0.22)	–	(0.22)	12.68
R-5 shares
2017	(d)	13.40	0.19	0.96	1.15	(0.20)	(0.29)	(0.49)	14.06
2016		14.39	0.20	(0.01)	0.19	(0.17)	(1.01)	(1.18)	13.40
2015		15.19	0.37	(0.24)	0.13	(0.35)	(0.58)	(0.93)	14.39
2014		14.43	0.24	0.96	1.20	(0.25)	(0.19)	(0.44)	15.19
2013		12.41	0.26	2.01	2.27	(0.25)	–	(0.25)	14.43
2012		11.45	0.22	0.97	1.19	(0.23)	–	(0.23)	12.41

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

8.82%(e),(f)		$1,143,091	0.19%	(g)	0.21%(g)	2.69%	(g)	29.4%	(g)
1.68	(f)	1,066,715	0.22		0.25	1.47		15.2
0.96	(f)	1,046,222	0.32		0.35	2.44		36.0
8.45	(f)	1,001,423	0.34		0.38	1.59		15.3
18.54	(f)	867,848	0.36		0.56	1.76		25.1
10.56	(f)	677,464	0.40		0.59	1.66		20.0

8.91	(e)	4,573,172	0.01	(g)	–	2.93	(g)	29.4	(g)
1.88		4,517,455	0.02		–	1.66		15.2
1.32		4,549,028	0.04		–	2.73		36.0
8.74		4,734,382	0.04		–	1.91		15.3
18.85		4,198,702	0.04		–	2.17		25.1
11.03		3,573,298	0.04		–	2.02		20.0

8.45	(e)	34,558	0.88	(g)	–	2.03	(g)	29.4	(g)
1.03		34,738	0.90		–	0.87		15.2
0.32		41,478	0.91		–	1.94		36.0
7.82		46,220	0.91		–	1.17		15.3
17.83		47,197	0.91		–	1.41		25.1
10.01		53,082	0.91		–	1.22		20.0

8.52	(e)	49,636	0.75	(g)	–	2.16	(g)	29.4	(g)
1.14		47,988	0.77		–	0.97		15.2
0.52		59,122	0.78		–	2.17		36.0
7.94		72,768	0.78		–	1.28		15.3
17.93		75,964	0.78		–	1.55		25.1
10.17		76,588	0.78		–	1.40		20.0

8.58	(e)	227,797	0.57	(g)	–	2.36	(g)	29.4	(g)
1.35		233,975	0.59		–	1.13		15.2
0.67		250,480	0.60		–	2.30		36.0
8.14		276,196	0.60		–	1.38		15.3
18.22		263,892	0.60		–	1.59		25.1
10.31		230,818	0.60		–	1.52		20.0

8.74	(e)	189,937	0.38	(g)	–	2.56	(g)	29.4	(g)
1.50		184,624	0.40		–	1.34		15.2
0.88		200,722	0.41		–	2.72		36.0
8.32		243,720	0.41		–	1.67		15.3
18.50		246,295	0.41		–	1.69		25.1
10.55		197,788	0.41		–	1.77		20.0

8.78	(e)	321,019	0.26	(g)	–	2.84	(g)	29.4	(g)
1.66		374,343	0.28		–	1.48		15.2
1.00		422,505	0.29		–	2.50		36.0
8.50		441,746	0.29		–	1.65		15.3
18.60		416,542	0.29		–	1.93		25.1
10.65		346,730	0.29		–	1.81		20.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2017	(c)	$11.03	$0.16	$0.86	$1.02	($0.17)	($0.29)	($0.46)	$11.59
2016		11.52	0.16	(0.05)	0.11	(0.16)	(0.44)	(0.60)	11.03
2015		12.14	0.28	(0.12)	0.16	(0.31)	(0.47)	(0.78)	11.52
2014		11.75	0.21	0.82	1.03	(0.22)	(0.42)	(0.64)	12.14
2013		10.12	0.21	1.82	2.03	(0.22)	(0.18)	(0.40)	11.75
2012		9.33	0.17	0.85	1.02	(0.20)	(0.03)	(0.23)	10.12
R-1 shares
2017	(c)	10.80	0.11	0.85	0.96	(0.08)	(0.29)	(0.37)	11.39
2016		11.29	0.07	(0.06)	0.01	(0.06)	(0.44)	(0.50)	10.80
2015		11.92	0.23	(0.18)	0.05	(0.21)	(0.47)	(0.68)	11.29
2014		11.54	0.13	0.78	0.91	(0.11)	(0.42)	(0.53)	11.92
2013		9.95	0.14	1.76	1.90	(0.13)	(0.18)	(0.31)	11.54
2012		9.18	0.10	0.82	0.92	(0.12)	(0.03)	(0.15)	9.95
R-2 shares
2017	(c)	10.79	0.11	0.86	0.97	(0.09)	(0.29)	(0.38)	11.38
2016		11.28	0.09	(0.06)	0.03	(0.08)	(0.44)	(0.52)	10.79
2015		11.91	0.22	(0.15)	0.07	(0.23)	(0.47)	(0.70)	11.28
2014		11.54	0.12	0.81	0.93	(0.14)	(0.42)	(0.56)	11.91
2013		9.96	0.14	1.78	1.92	(0.16)	(0.18)	(0.34)	11.54
2012		9.19	0.11	0.82	0.93	(0.13)	(0.03)	(0.16)	9.96
R-3 shares
2017	(c)	10.85	0.13	0.85	0.98	(0.11)	(0.29)	(0.40)	11.43
2016		11.34	0.11	(0.06)	0.05	(0.10)	(0.44)	(0.54)	10.85
2015		11.97	0.24	(0.15)	0.09	(0.25)	(0.47)	(0.72)	11.34
2014		11.60	0.14	0.81	0.95	(0.16)	(0.42)	(0.58)	11.97
2013		10.00	0.14	1.81	1.95	(0.17)	(0.18)	(0.35)	11.60
2012		9.23	0.12	0.83	0.95	(0.15)	(0.03)	(0.18)	10.00
R-4 shares
2017	(c)	10.92	0.13	0.87	1.00	(0.13)	(0.29)	(0.42)	11.50
2016		11.41	0.12	(0.05)	0.07	(0.12)	(0.44)	(0.56)	10.92
2015		12.04	0.28	(0.16)	0.12	(0.28)	(0.47)	(0.75)	11.41
2014		11.66	0.17	0.81	0.98	(0.18)	(0.42)	(0.60)	12.04
2013		10.05	0.17	1.81	1.98	(0.19)	(0.18)	(0.37)	11.66
2012		9.27	0.16	0.81	0.97	(0.16)	(0.03)	(0.19)	10.05
R-5 shares
2017	(c)	10.97	0.14	0.86	1.00	(0.14)	(0.29)	(0.43)	11.54
2016		11.45	0.13	(0.04)	0.09	(0.13)	(0.44)	(0.57)	10.97
2015		12.08	0.29	(0.16)	0.13	(0.29)	(0.47)	(0.76)	11.45
2014		11.69	0.19	0.81	1.00	(0.19)	(0.42)	(0.61)	12.08
2013		10.08	0.18	1.81	1.99	(0.20)	(0.18)	(0.38)	11.69
2012		9.30	0.14	0.85	0.99	(0.18)	(0.03)	(0.21)	10.08

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

9.56	%(d)	$1,041,554	0.01	%(e)	2.88	%(e)	39.8	%(e)
1.11		973,792	0.02		1.48		15.2
1.52		888,781	0.04		2.43		38.8
9.10		961,514	0.04		1.78		13.4
20.69		734,686	0.04	(f)	1.94		22.2
11.23		490,889	0.04	(f)	1.78		13.0

9.15	(d)	12,120	0.88	(e)	2.06	(e)	39.8	(e)
0.21		12,700	0.89		0.65		15.2
0.57		12,831	0.92		1.99		38.8
8.22		14,516	0.91		1.15		13.4
19.61		14,704	0.91		1.28		22.2
10.23		14,603	0.92		1.01		13.0

9.23	(d)	15,028	0.75	(e)	2.05	(e)	39.8	(e)
0.37		13,427	0.76		0.84		15.2
0.70		15,383	0.79		1.92		38.8
8.35		15,138	0.78		0.99		13.4
19.77		11,998	0.78		1.30		22.2
10.30		9,549	0.79		1.10		13.0

9.30	(d)	111,899	0.57	(e)	2.36	(e)	39.8	(e)
0.56		111,881	0.58		1.00		15.2
0.91		117,689	0.61		2.06		38.8
8.51		108,395	0.60		1.23		13.4
20.03		91,530	0.60		1.36		22.2
10.55		62,383	0.61		1.26		13.0

9.45	(d)	81,164	0.38	(e)	2.40	(e)	39.8	(e)
0.71		70,656	0.39		1.08		15.2
1.10		65,678	0.42		2.42		38.8
8.74		70,482	0.41		1.48		13.4
20.25		53,662	0.41		1.61		22.2
10.79		40,305	0.42		1.70		13.0

9.43	(d)	103,959	0.26	(e)	2.60	(e)	39.8	(e)
0.92		107,447	0.27		1.24		15.2
1.21		98,245	0.30		2.47		38.8
8.92		107,166	0.29		1.61		13.4
20.32		95,411	0.29		1.65		22.2
10.90		57,005	0.30		1.45		13.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2017	(d)	$13.99	$0.18	$1.19	$1.37	($0.19)	($0.46)	($0.65)	$14.71
2016		14.78	0.18	(0.09)	0.09	(0.16)	(0.72)	(0.88)	13.99
2015		15.61	0.35	(0.19)	0.16	(0.36)	(0.63)	(0.99)	14.78
2014		14.90	0.22	1.09	1.31	(0.23)	(0.37)	(0.60)	15.61
2013		12.50	0.22	2.41	2.63	(0.23)	–	(0.23)	14.90
2012		11.49	0.17	1.04	1.21	(0.20)	–	(0.20)	12.50
Institutional shares
2017	(d)	14.10	0.20	1.19	1.39	(0.21)	(0.46)	(0.67)	14.82
2016		14.91	0.21	(0.09)	0.12	(0.21)	(0.72)	(0.93)	14.10
2015		15.74	0.41	(0.20)	0.21	(0.41)	(0.63)	(1.04)	14.91
2014		15.02	0.28	1.09	1.37	(0.28)	(0.37)	(0.65)	15.74
2013		12.59	0.28	2.42	2.70	(0.27)	–	(0.27)	15.02
2012		11.57	0.22	1.04	1.26	(0.24)	–	(0.24)	12.59
R-1 shares
2017	(d)	13.92	0.14	1.18	1.32	(0.09)	(0.46)	(0.55)	14.69
2016		14.71	0.09	(0.09)	–	(0.07)	(0.72)	(0.79)	13.92
2015		15.54	0.30	(0.22)	0.08	(0.28)	(0.63)	(0.91)	14.71
2014		14.83	0.16	1.06	1.22	(0.14)	(0.37)	(0.51)	15.54
2013		12.44	0.17	2.38	2.55	(0.16)	–	(0.16)	14.83
2012		11.42	0.12	1.04	1.16	(0.14)	–	(0.14)	12.44
R-2 shares
2017	(d)	13.93	0.15	1.18	1.33	(0.11)	(0.46)	(0.57)	14.69
2016		14.72	0.11	(0.10)	0.01	(0.08)	(0.72)	(0.80)	13.93
2015		15.54	0.34	(0.24)	0.10	(0.29)	(0.63)	(0.92)	14.72
2014		14.84	0.18	1.06	1.24	(0.17)	(0.37)	(0.54)	15.54
2013		12.45	0.19	2.38	2.57	(0.18)	–	(0.18)	14.84
2012		11.43	0.14	1.03	1.17	(0.15)	–	(0.15)	12.45
R-3 shares
2017	(d)	13.90	0.16	1.19	1.35	(0.14)	(0.46)	(0.60)	14.65
2016		14.71	0.13	(0.10)	0.03	(0.12)	(0.72)	(0.84)	13.90
2015		15.54	0.33	(0.20)	0.13	(0.33)	(0.63)	(0.96)	14.71
2014		14.84	0.19	1.08	1.27	(0.20)	(0.37)	(0.57)	15.54
2013		12.45	0.20	2.39	2.59	(0.20)	–	(0.20)	14.84
2012		11.44	0.16	1.02	1.18	(0.17)	–	(0.17)	12.45
R-4 shares
2017	(d)	13.94	0.17	1.18	1.35	(0.16)	(0.46)	(0.62)	14.67
2016		14.74	0.16	(0.09)	0.07	(0.15)	(0.72)	(0.87)	13.94
2015		15.57	0.40	(0.25)	0.15	(0.35)	(0.63)	(0.98)	14.74
2014		14.87	0.24	1.06	1.30	(0.23)	(0.37)	(0.60)	15.57
2013		12.47	0.22	2.41	2.63	(0.23)	–	(0.23)	14.87
2012		11.46	0.18	1.03	1.21	(0.20)	–	(0.20)	12.47
R-5 shares
2017	(d)	14.02	0.20	1.17	1.37	(0.17)	(0.46)	(0.63)	14.76
2016		14.83	0.18	(0.10)	0.08	(0.17)	(0.72)	(0.89)	14.02
2015		15.66	0.36	(0.18)	0.18	(0.38)	(0.63)	(1.01)	14.83
2014		14.95	0.23	1.09	1.32	(0.24)	(0.37)	(0.61)	15.66
2013		12.54	0.25	2.40	2.65	(0.24)	–	(0.24)	14.95
2012		11.52	0.19	1.04	1.23	(0.21)	–	(0.21)	12.54

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

10.05%(e),(f)		$685,857	0.20	%(g)	0.23%(g)	2.60	%(g)	34.9	%(g)
0.78	(f)	625,617	0.24		0.27	1.28		17.9
1.15	(f)	609,315	0.35		0.38	2.34		25.2
9.04	(f)	569,314	0.38		0.42	1.45		11.5
21.35	(f)	484,414	0.40		0.60	1.63		30.1
10.71	(f)	361,253	0.45		0.64	1.40		12.5

10.19	(e)	3,172,520	0.01	(g)	–	2.86	(g)	34.9	(g)
0.94		3,052,072	0.02		–	1.50		17.9
1.47		3,056,094	0.04		–	2.68		25.2
9.38		3,109,551	0.04		–	1.81		11.5
21.87		2,718,326	0.04		–	2.07		30.1
11.18		2,235,924	0.04		–	1.83		12.5

9.73	(e)	24,110	0.88	(g)	–	1.99	(g)	34.9	(g)
0.08		24,595	0.90		–	0.69		17.9
0.60		28,622	0.91		–	2.00		25.2
8.43		33,659	0.91		–	1.07		11.5
20.71		33,757	0.91		–	1.26		30.1
10.29		37,999	0.91		–	0.98		12.5

9.79	(e)	34,904	0.75	(g)	–	2.10	(g)	34.9	(g)
0.19		32,821	0.77		–	0.79		17.9
0.73		37,545	0.78		–	2.29		25.2
8.58		51,404	0.78		–	1.20		11.5
20.94		55,940	0.78		–	1.40		30.1
10.36		47,947	0.78		–	1.17		12.5

9.95	(e)	148,805	0.57	(g)	–	2.32	(g)	34.9	(g)
0.36		146,325	0.59		–	0.98		17.9
0.92		158,468	0.60		–	2.24		25.2
8.78		169,617	0.60		–	1.26		11.5
21.11		151,677	0.60		–	1.50		30.1
10.54		132,770	0.60		–	1.36		12.5

9.99	(e)	129,944	0.38	(g)	–	2.49	(g)	34.9	(g)
0.62		127,949	0.40		–	1.17		17.9
1.07		134,693	0.41		–	2.64		25.2
8.97		153,985	0.41		–	1.56		11.5
21.39		153,849	0.41		–	1.59		30.1
10.76		123,706	0.41		–	1.53		12.5

10.09	(e)	214,167	0.26	(g)	–	2.77	(g)	34.9	(g)
0.66		261,210	0.28		–	1.32		17.9
1.23		295,602	0.29		–	2.39		25.2
9.11		292,483	0.29		–	1.52		11.5
21.50		260,420	0.29		–	1.84		30.1
10.93		204,880	0.29		–	1.63		12.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2017	(c)	$11.25	$0.16	$1.01	$1.17	($0.17)	($0.33)	($0.50)	$11.92
2016		11.76	0.16	(0.07)	0.09	(0.16)	(0.44)	(0.60)	11.25
2015		12.39	0.29	(0.12)	0.17	(0.33)	(0.47)	(0.80)	11.76
2014		11.90	0.21	0.89	1.10	(0.22)	(0.39)	(0.61)	12.39
2013		10.06	0.20	2.00	2.20	(0.21)	(0.15)	(0.36)	11.90
2012		9.26	0.16	0.85	1.01	(0.18)	(0.03)	(0.21)	10.06
R-1 shares
2017	(c)	10.91	0.11	0.99	1.10	(0.08)	(0.33)	(0.41)	11.60
2016		11.42	0.07	(0.09)	(0.02)	(0.05)	(0.44)	(0.49)	10.91
2015		12.06	0.26	(0.19)	0.07	(0.24)	(0.47)	(0.71)	11.42
2014		11.59	0.13	0.84	0.97	(0.11)	(0.39)	(0.50)	12.06
2013		9.82	0.14	1.92	2.06	(0.14)	(0.15)	(0.29)	11.59
2012		9.04	0.08	0.84	0.92	(0.11)	(0.03)	(0.14)	9.82
R-2 shares
2017	(c)	10.90	0.11	0.98	1.09	(0.08)	(0.33)	(0.41)	11.58
2016		11.42	0.09	(0.09)	–	(0.08)	(0.44)	(0.52)	10.90
2015		12.06	0.22	(0.14)	0.08	(0.25)	(0.47)	(0.72)	11.42
2014		11.61	0.12	0.86	0.98	(0.14)	(0.39)	(0.53)	12.06
2013		9.84	0.14	1.94	2.08	(0.16)	(0.15)	(0.31)	11.61
2012		9.06	0.08	0.85	0.93	(0.12)	(0.03)	(0.15)	9.84
R-3 shares
2017	(c)	10.99	0.13	0.98	1.11	(0.11)	(0.33)	(0.44)	11.66
2016		11.51	0.10	(0.08)	0.02	(0.10)	(0.44)	(0.54)	10.99
2015		12.14	0.24	(0.13)	0.11	(0.27)	(0.47)	(0.74)	11.51
2014		11.68	0.14	0.87	1.01	(0.16)	(0.39)	(0.55)	12.14
2013		9.89	0.14	1.96	2.10	(0.16)	(0.15)	(0.31)	11.68
2012		9.11	0.12	0.83	0.95	(0.14)	(0.03)	(0.17)	9.89
R-4 shares
2017	(c)	11.07	0.13	1.00	1.13	(0.13)	(0.33)	(0.46)	11.74
2016		11.59	0.11	(0.07)	0.04	(0.12)	(0.44)	(0.56)	11.07
2015		12.22	0.30	(0.17)	0.13	(0.29)	(0.47)	(0.76)	11.59
2014		11.74	0.17	0.87	1.04	(0.17)	(0.39)	(0.56)	12.22
2013		9.94	0.18	1.96	2.14	(0.19)	(0.15)	(0.34)	11.74
2012		9.15	0.11	0.86	0.97	(0.15)	(0.03)	(0.18)	9.94
R-5 shares
2017	(c)	11.09	0.14	1.00	1.14	(0.13)	(0.33)	(0.46)	11.77
2016		11.61	0.13	(0.08)	0.05	(0.13)	(0.44)	(0.57)	11.09
2015		12.24	0.30	(0.16)	0.14	(0.30)	(0.47)	(0.77)	11.61
2014		11.77	0.18	0.88	1.06	(0.20)	(0.39)	(0.59)	12.24
2013		9.97	0.16	1.98	2.14	(0.19)	(0.15)	(0.34)	11.77
2012		9.17	0.13	0.86	0.99	(0.16)	(0.03)	(0.19)	9.97

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

10.65%	(d)	$699,341	0.02%	(e)	2.84%	(e)	42.7%	(e)
0.86		634,436	0.03		1.41		14.7
1.55		546,736	0.05		2.44		33.3
9.62		536,107	0.04		1.71		8.7
22.58		399,463	0.05	(f)	1.87		23.3
11.27		244,484	0.05	(f)	1.63		8.1

10.26	(d)	6,740	0.89	(e)	1.98	(e)	42.7	(e)
(0.11)		6,930	0.90		0.63		14.7
0.67		7,540	0.92		2.22		33.3
8.75		9,350	0.92		1.11		8.7
21.44		9,201	0.92		1.28		23.3
10.40		9,027	0.92		0.85		8.1

10.35 (d)	,(g)	11,825	0.76	(e)	1.96	(e)	42.7	(e)
0.04		10,083	0.77		0.81		14.7
0.77		11,626	0.79		1.90		33.3
8.83		11,165	0.79		1.01		8.7
21.65		9,204	0.79		1.29		23.3
10.53		6,674	0.79		0.89		8.1

10.34	(d)	73,954	0.58	(e)	2.28	(e)	42.7	(e)
0.26		70,524	0.59		0.91		14.7
1.04		67,285	0.61		2.02		33.3
9.02		56,544	0.61		1.19		8.7
21.79		46,505	0.61		1.35		23.3
10.69		30,592	0.61		1.32		8.1

10.45	(d)	50,047	0.39	(e)	2.24	(e)	42.7	(e)
0.40		40,967	0.40		1.00		14.7
1.23		35,086	0.42		2.56		33.3
9.21		37,009	0.42		1.43		8.7
22.11		27,277	0.42		1.68		23.3
10.90		29,088	0.42		1.20		8.1

10.57	(d)	66,881	0.27	(e)	2.49	(e)	42.7	(e)
0.50		87,897	0.28		1.17		14.7
1.34		77,534	0.30		2.57		33.3
9.37		87,269	0.30		1.51		8.7
22.13		69,834	0.30		1.52		23.3
11.15		28,899	0.30		1.36		8.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2017	(d)	$13.38	$0.17	$1.24	$1.41	($0.16)	($0.45)	($0.61)	$14.18
2016		14.10	0.15	(0.11)	0.04	(0.14)	(0.62)	(0.76)	13.38
2015		14.91	0.31	(0.16)	0.15	(0.35)	(0.61)	(0.96)	14.10
2014		14.25	0.18	1.10	1.28	(0.21)	(0.41)	(0.62)	14.91
2013		11.81	0.20	2.45	2.65	(0.21)	–	(0.21)	14.25
2012		10.82	0.13	1.02	1.15	(0.16)	–	(0.16)	11.81
Institutional shares
2017	(d)	13.74	0.19	1.28	1.47	(0.20)	(0.45)	(0.65)	14.56
2016		14.47	0.19	(0.11)	0.08	(0.19)	(0.62)	(0.81)	13.74
2015		15.27	0.39	(0.17)	0.22	(0.41)	(0.61)	(1.02)	14.47
2014		14.57	0.26	1.12	1.38	(0.27)	(0.41)	(0.68)	15.27
2013		12.07	0.27	2.49	2.76	(0.26)	–	(0.26)	14.57
2012		11.05	0.20	1.04	1.24	(0.22)	–	(0.22)	12.07
R-1 shares
2017	(d)	13.55	0.13	1.26	1.39	(0.09)	(0.45)	(0.54)	14.40
2016		14.27	0.08	(0.11)	(0.03)	(0.07)	(0.62)	(0.69)	13.55
2015		15.08	0.28	(0.19)	0.09	(0.29)	(0.61)	(0.90)	14.27
2014		14.39	0.15	1.09	1.24	(0.14)	(0.41)	(0.55)	15.08
2013		11.92	0.16	2.46	2.62	(0.15)	–	(0.15)	14.39
2012		10.91	0.10	1.03	1.13	(0.12)	–	(0.12)	11.92
R-2 shares
2017	(d)	13.55	0.14	1.26	1.40	(0.10)	(0.45)	(0.55)	14.40
2016		14.27	0.10	(0.12)	(0.02)	(0.08)	(0.62)	(0.70)	13.55
2015		15.07	0.36	(0.25)	0.11	(0.30)	(0.61)	(0.91)	14.27
2014		14.40	0.16	1.09	1.25	(0.17)	(0.41)	(0.58)	15.07
2013		11.94	0.18	2.46	2.64	(0.18)	–	(0.18)	14.40
2012		10.92	0.12	1.03	1.15	(0.13)	–	(0.13)	11.94
R-3 shares
2017	(d)	13.56	0.15	1.27	1.42	(0.13)	(0.45)	(0.58)	14.40
2016		14.30	0.12	(0.12)	–	(0.12)	(0.62)	(0.74)	13.56
2015		15.10	0.33	(0.19)	0.14	(0.33)	(0.61)	(0.94)	14.30
2014		14.42	0.17	1.12	1.29	(0.20)	(0.41)	(0.61)	15.10
2013		11.95	0.19	2.47	2.66	(0.19)	–	(0.19)	14.42
2012		10.95	0.14	1.01	1.15	(0.15)	–	(0.15)	11.95
R-4 shares
2017	(d)	13.64	0.17	1.26	1.43	(0.15)	(0.45)	(0.60)	14.47
2016		14.37	0.15	(0.12)	0.03	(0.14)	(0.62)	(0.76)	13.64
2015		15.16	0.40	(0.23)	0.17	(0.35)	(0.61)	(0.96)	14.37
2014		14.48	0.22	1.09	1.31	(0.22)	(0.41)	(0.63)	15.16
2013		11.99	0.21	2.50	2.71	(0.22)	–	(0.22)	14.48
2012		10.99	0.15	1.03	1.18	(0.18)	–	(0.18)	11.99
R-5 shares
2017	(d)	13.67	0.18	1.26	1.44	(0.15)	(0.45)	(0.60)	14.51
2016		14.40	0.17	(0.13)	0.04	(0.15)	(0.62)	(0.77)	13.67
2015		15.20	0.35	(0.16)	0.19	(0.38)	(0.61)	(0.99)	14.40
2014		14.51	0.22	1.12	1.34	(0.24)	(0.41)	(0.65)	15.20
2013		12.03	0.23	2.48	2.71	(0.23)	–	(0.23)	14.51
2012		11.01	0.17	1.04	1.21	(0.19)	–	(0.19)	12.03

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

10.86%(e),(f)		$213,720	0.27	%(g)	0.29%(g)	2.44	%(g)	37.9	%(g)
0.41	(f)	194,644	0.36		0.39	1.11		17.0
1.12	(f)	183,490	0.47		0.50	2.19		21.6
9.30	(f)	159,787	0.49		0.53	1.27		9.9
22.73	(f)	124,651	0.51		0.71	1.51		29.5
10.84	(f)	88,494	0.56		0.76	1.16		10.5

11.05	(e)	1,879,446	0.01	(g)	–	2.77	(g)	37.9	(g)
0.72		1,769,456	0.03		–	1.42		17.0
1.57		1,671,172	0.04		–	2.67		21.6
9.80		1,603,984	0.04		–	1.78		9.9
23.28		1,370,372	0.04		–	2.01		29.5
11.45		1,031,138	0.04		–	1.72		10.5

10.51	(e)	16,819	0.88	(g)	–	1.89	(g)	37.9	(g)
(0.12)		16,051	0.90		–	0.62		17.0
0.68		17,417	0.92		–	1.91		21.6
8.87		18,098	0.91		–	1.00		9.9
22.20		16,286	0.91		–	1.19		29.5
10.49		17,885	0.91		–	0.84		10.5

10.63	(e)	23,451	0.75	(g)	–	1.98	(g)	37.9	(g)
(0.07)		21,050	0.77		–	0.73		17.0
0.82		23,189	0.79		–	2.51		21.6
8.98		31,670	0.78		–	1.09		9.9
22.39		29,353	0.78		–	1.35		29.5
10.64		21,922	0.78		–	1.04		10.5

10.76	(e)	81,013	0.57	(g)	–	2.25	(g)	37.9	(g)
0.09		77,168	0.59		–	0.90		17.0
1.03		76,536	0.61		–	2.26		21.6
9.20		78,959	0.60		–	1.19		9.9
22.59		68,416	0.60		–	1.43		29.5
10.73		52,457	0.60		–	1.26		10.5

10.81	(e)	65,333	0.38	(g)	–	2.44	(g)	37.9	(g)
0.35		64,127	0.40		–	1.11		17.0
1.22		66,438	0.42		–	2.74		21.6
9.33		73,607	0.41		–	1.53		9.9
22.93		69,616	0.41		–	1.60		29.5
10.91		57,975	0.41		–	1.30		10.5

10.89	(e)	110,981	0.26	(g)	–	2.64	(g)	37.9	(g)
0.45		155,397	0.28		–	1.25		17.0
1.35		170,071	0.30		–	2.38		21.6
9.54		163,844	0.29		–	1.47		9.9
22.91		133,924	0.29		–	1.76		29.5
11.19		90,201	0.29		–	1.48		10.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2017	(c)	$11.59	$0.16	$1.13	$1.29	($0.17)	($0.29)	($0.46)	$12.42
2016		12.04	0.15	(0.09)	0.06	(0.16)	(0.35)	(0.51)	11.59
2015		12.56	0.28	(0.09)	0.19	(0.33)	(0.38)	(0.71)	12.04
2014		11.98	0.19	0.94	1.13	(0.21)	(0.34)	(0.55)	12.56
2013		10.02	0.19	2.09	2.28	(0.21)	(0.11)	(0.32)	11.98
2012		9.22	0.14	0.87	1.01	(0.17)	(0.04)	(0.21)	10.02
R-1 shares
2017	(c)	11.21	0.10	1.09	1.19	(0.08)	(0.29)	(0.37)	12.03
2016		11.66	0.05	(0.09)	(0.04)	(0.06)	(0.35)	(0.41)	11.21
2015		12.20	0.21	(0.12)	0.09	(0.25)	(0.38)	(0.63)	11.66
2014		11.66	0.11	0.89	1.00	(0.12)	(0.34)	(0.46)	12.20
2013		9.78	0.13	2.00	2.13	(0.14)	(0.11)	(0.25)	11.66
2012		9.01	0.07	0.85	0.92	(0.11)	(0.04)	(0.15)	9.78
R-2 shares
2017	(c)	11.24	0.11	1.10	1.21	(0.09)	(0.29)	(0.38)	12.07
2016		11.70	0.07	(0.10)	(0.03)	(0.08)	(0.35)	(0.43)	11.24
2015		12.23	0.19	(0.08)	0.11	(0.26)	(0.38)	(0.64)	11.70
2014		11.70	0.09	0.92	1.01	(0.14)	(0.34)	(0.48)	12.23
2013		9.81	0.13	2.03	2.16	(0.16)	(0.11)	(0.27)	11.70
2012		9.02	0.06	0.87	0.93	(0.10)	(0.04)	(0.14)	9.81
R-3 shares
2017	(c)	11.32	0.13	1.08	1.21	(0.11)	(0.29)	(0.40)	12.13
2016		11.77	0.09	(0.09)	–	(0.10)	(0.35)	(0.45)	11.32
2015		12.31	0.22	(0.10)	0.12	(0.28)	(0.38)	(0.66)	11.77
2014		11.77	0.12	0.92	1.04	(0.16)	(0.34)	(0.50)	12.31
2013		9.86	0.12	2.07	2.19	(0.17)	(0.11)	(0.28)	11.77
2012		9.08	0.08	0.87	0.95	(0.13)	(0.04)	(0.17)	9.86
R-4 shares
2017	(c)	11.40	0.13	1.12	1.25	(0.13)	(0.29)	(0.42)	12.23
2016		11.85	0.10	(0.08)	0.02	(0.12)	(0.35)	(0.47)	11.40
2015		12.39	0.29	(0.15)	0.14	(0.30)	(0.38)	(0.68)	11.85
2014		11.83	0.15	0.93	1.08	(0.18)	(0.34)	(0.52)	12.39
2013		9.91	0.15	2.06	2.21	(0.18)	(0.11)	(0.29)	11.83
2012		9.12	0.11	0.86	0.97	(0.14)	(0.04)	(0.18)	9.91
R-5 shares
2017	(c)	11.45	0.14	1.11	1.25	(0.13)	(0.29)	(0.42)	12.28
2016		11.89	0.11	(0.07)	0.04	(0.13)	(0.35)	(0.48)	11.45
2015		12.42	0.28	(0.12)	0.16	(0.31)	(0.38)	(0.69)	11.89
2014		11.86	0.16	0.93	1.09	(0.19)	(0.34)	(0.53)	12.42
2013		9.93	0.15	2.08	2.23	(0.19)	(0.11)	(0.30)	11.86
2012		9.15	0.10	0.87	0.97	(0.15)	(0.04)	(0.19)	9.93

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

11.41	%(d)	$272,553	0.03	%(e)	2.76	%(e)	46.1	%(e)
0.61		234,603	0.04		1.29		11.5
1.63		169,883	0.07	(f)	2.32		22.4
9.78		127,374	0.07	(f)	1.60		8.6
23.32		84,497	0.09	(f)	1.77		29.1
11.27		47,528	0.08	(f)	1.46		15.1

10.90	(d)	3,223	0.89 (e)	,(f)	1.76	(e)	46.1	(e)
(0.20)		2,723	0.90	(f)	0.43		11.5
0.75		2,254	0.93	(f)	1.74		22.4
8.87		1,861	0.93	(f)	0.94		8.6
22.21		1,453	0.93	(f)	1.21		29.1
10.36		1,148	0.94	(f)	0.79		15.1

10.99	(d)	3,461	0.76 (e)	,(f)	1.90	(e)	46.1	(e)
(0.10)		2,743	0.77	(f)	0.62		11.5
0.95		2,398	0.80	(f)	1.64		22.4
8.92		1,751	0.80	(f)	0.75		8.6
22.47		1,142	0.80	(f)	1.26		29.1
10.43		715	0.81	(f)	0.59		15.1

11.01	(d)	26,049	0.58 (e)	,(f)	2.17	(e)	46.1	(e)
0.16		21,628	0.59	(f)	0.79		11.5
1.01		16,439	0.62	(f)	1.81		22.4
9.18		11,168	0.62	(f)	1.04		8.6
22.65		7,790	0.62	(f)	1.13		29.1
10.69		3,765	0.63	(f)	0.83		15.1

11.25	(d)	19,182	0.39 (e)	,(f)	2.24	(e)	46.1	(e)
0.28		15,452	0.40	(f)	0.89		11.5
1.18		11,748	0.43	(f)	2.38		22.4
9.44		10,401	0.43	(f)	1.27		8.6
22.84		6,590	0.43	(f)	1.37		29.1
10.89		3,511	0.44	(f)	1.18		15.1

11.24	(d)	21,216	0.27 (e)	,(f)	2.37	(e)	46.1	(e)
0.44		28,139	0.28	(f)	1.02		11.5
1.37		19,662	0.31	(f)	2.31		22.4
9.54		18,911	0.31	(f)	1.29		8.6
23.01		11,694	0.31	(f)	1.36		29.1
10.91		4,519	0.32	(f)	1.07		15.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2017	(c)	$11.86	$0.13	$1.17	$1.30	($0.13)	($0.25)	($0.38)	$12.78
2016		12.19	0.12	(0.09)	0.03	(0.13)	(0.23)	(0.36)	11.86
2015		12.36	0.20	(0.06)	0.14	(0.30)	(0.01)	(0.31)	12.19
2014		11.50	0.10	0.97	1.07	(0.19)	(0.02)	(0.21)	12.36
2013	(h)	10.00	–	1.50	1.50	–	–	–	11.50
Institutional shares
2017	(c)	11.93	0.16	1.18	1.34	(0.17)	(0.25)	(0.42)	12.85
2016		12.26	0.15	(0.09)	0.06	(0.16)	(0.23)	(0.39)	11.93
2015		12.41	0.23	(0.05)	0.18	(0.32)	(0.01)	(0.33)	12.26
2014		11.52	0.03	1.08	1.11	(0.20)	(0.02)	(0.22)	12.41
2013	(h)	10.00	0.02	1.50	1.52	–	–	–	11.52
R-1 shares
2017	(c)	11.67	0.10	1.15	1.25	(0.09)	(0.25)	(0.34)	12.58
2016		12.03	0.02	(0.06)	(0.04)	(0.09)	(0.23)	(0.32)	11.67
2015		12.23	0.10	(0.02)	0.08	(0.27)	(0.01)	(0.28)	12.03
2014		11.45	(0.05)	1.05	1.00	(0.20)	(0.02)	(0.22)	12.23
2013	(h)	10.00	(0.04)	1.49	1.45	–	–	–	11.45
R-2 shares
2017	(c)	11.72	0.11	1.15	1.26	(0.10)	(0.25)	(0.35)	12.63
2016		12.06	0.06	(0.08)	(0.02)	(0.09)	(0.23)	(0.32)	11.72
2015		12.26	0.14	(0.05)	0.09	(0.28)	(0.01)	(0.29)	12.06
2014		11.46	(0.04)	1.06	1.02	(0.20)	(0.02)	(0.22)	12.26
2013	(h)	10.00	(0.03)	1.49	1.46	–	–	–	11.46
R-3 shares
2017	(c)	11.82	0.13	1.16	1.29	(0.12)	(0.25)	(0.37)	12.74
2016		12.15	0.09	(0.08)	0.01	(0.11)	(0.23)	(0.34)	11.82
2015		12.33	0.18	(0.06)	0.12	(0.29)	(0.01)	(0.30)	12.15
2014		11.50	(0.02)	1.06	1.04	(0.19)	(0.02)	(0.21)	12.33
2013	(h)	10.00	(0.02)	1.52	1.50	–	–	–	11.50
R-4 shares
2017	(c)	11.83	0.14	1.17	1.31	(0.14)	(0.25)	(0.39)	12.75
2016		12.16	0.13	(0.10)	0.03	(0.13)	(0.23)	(0.36)	11.83
2015		12.33	0.22	(0.08)	0.14	(0.30)	(0.01)	(0.31)	12.16
2014		11.49	(0.01)	1.07	1.06	(0.20)	(0.02)	(0.22)	12.33
2013	(h)	10.00	(0.01)	1.50	1.49	–	–	–	11.49
R-5 shares
2017	(c)	11.86	0.16	1.15	1.31	(0.14)	(0.25)	(0.39)	12.78
2016		12.19	0.13	(0.10)	0.03	(0.13)	(0.23)	(0.36)	11.86
2015		12.36	0.21	(0.06)	0.15	(0.31)	(0.01)	(0.32)	12.19
2014		11.50	–	1.08	1.08	(0.20)	(0.02)	(0.22)	12.36
2013	(h)	10.00	–	1.50	1.50	–	–	–	11.50

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

11.17%(d),(e)		$6,774	0.38%(f),(g)		2.14	%(f)	35.9	%(f)
0.26	(e)	5,164	0.39	(g)	1.06		15.2
1.16	(e)	4,487	0.41	(g)	1.59		24.5
9.38	(e)	2,226	0.41	(g)	0.84		16.2
15.00 (d)	,(e)	662	0.41 (f)	,(g)	(0.04	) (f)	42.5	(f)

11.44	(d)	176,385	0.04 (f)	,(g)	2.60	(f)	35.9	(f)
0.51		131,082	0.05	(g)	1.25		15.2
1.49		87,981	0.09	(g)	1.87		24.5
9.75		39,465	0.13	(g)	0.22		16.2
15.20	(d)	13	0.13 (f)	,(g)	0.25	(f)	42.5	(f)

10.92	(d)	1,484	0.90 (f)	,(g)	1.70	(f)	35.9	(f)
(0.32)		1,099	0.91	(g)	0.20		15.2
0.67		533	0.94	(g)	0.85		24.5
8.83		193	0.96	(g)	(0.43)		16.2
14.50	(d)	11	0.96 (f)	,(g)	(0.59	) (f)	42.5	(f)

10.94	(d)	1,291	0.77 (f)	,(g)	1.91	(f)	35.9	(f)
(0.14)		947	0.78	(g)	0.53		15.2
0.77		699	0.81	(g)	1.19		24.5
9.00		254	0.83	(g)	(0.33)		16.2
14.60	(d)	11	0.83 (f)	,(g)	(0.46	) (f)	42.5	(f)

11.07	(d)	6,894	0.59 (f)	,(g)	2.09	(f)	35.9	(f)
0.07		5,126	0.60	(g)	0.78		15.2
0.95		3,746	0.63	(g)	1.45		24.5
9.14		2,073	0.65	(g)	(0.17)		16.2
15.00	(d)	69	0.65 (f)	,(g)	(0.26	) (f)	42.5	(f)

11.24	(d)	5,459	0.40 (f)	,(g)	2.33	(f)	35.9	(f)
0.25		4,573	0.41	(g)	1.08		15.2
1.15		3,335	0.44	(g)	1.79		24.5
9.33		1,670	0.46	(g)	(0.07)		16.2
14.90	(d)	11	0.46 (f)	,(g)	(0.10	) (f)	42.5	(f)

11.27	(d)	9,333	0.28 (f)	,(g)	2.59	(f)	35.9	(f)
0.31		7,534	0.29	(g)	1.11		15.2
1.25		6,627	0.32	(g)	1.69		24.5
9.50		2,756	0.34	(g)	0.03		16.2
15.00	(d)	12	0.34 (f)	,(g)	0.02	(f)	42.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from March 1, 2013, date operations commenced, through October 31, 2013.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Institutional shares
2017	(b)	$10.06	$0.15	$0.40	$0.55	($0.17)	($0.03)	($0.20)	$10.41
2016		9.86	0.16	0.19	0.35	(0.15)	–	(0.15)	10.06
2015		10.14	0.05	0.13	0.18	(0.46)	–	(0.46)	9.86
2014	(f)	10.00	–	0.14	0.14	–	–	–	10.14
R-6 shares
2017	(b)	10.06	0.04	0.53	0.57	(0.17)	(0.03)	(0.20)	10.43
2016		9.86	0.19	0.16	0.35	(0.15)	–	(0.15)	10.06
2015	(g)	9.51	0.01	0.34	0.35	–	–	–	9.86
PRINCIPAL LIFETIME HYBRID 2020 FUND
Institutional shares
2017	(b)	10.11	0.17	0.50	0.67	(0.18)	(0.03)	(0.21)	10.57
2016		9.93	0.15	0.19	0.34	(0.16)	–	(0.16)	10.11
2015		10.18	0.04	0.18	0.22	(0.47)	–	(0.47)	9.93
2014	(f)	10.00	–	0.18	0.18	–	–	–	10.18
R-6 shares
2017	(b)	10.11	0.03	0.64	0.67	(0.18)	(0.03)	(0.21)	10.57
2016		9.92	0.19	0.16	0.35	(0.16)	–	(0.16)	10.11
2015	(g)	9.48	0.01	0.43	0.44	–	–	–	9.92
PRINCIPAL LIFETIME HYBRID 2025 FUND
Institutional shares
2017	(b)	10.12	0.16	0.63	0.79	(0.18)	(0.02)	(0.20)	10.71
2016		9.97	0.10	0.23	0.33	(0.17)	(0.01)	(0.18)	10.12
2015		10.20	0.03	0.22	0.25	(0.48)	–	(0.48)	9.97
2014	(f)	10.00	–	0.20	0.20	–	–	–	10.20
R-6 shares
2017	(b)	10.13	0.03	0.76	0.79	(0.18)	(0.02)	(0.20)	10.72
2016		9.97	0.18	0.16	0.34	(0.17)	(0.01)	(0.18)	10.13
2015	(g)	9.46	0.01	0.50	0.51	–	–	–	9.97
PRINCIPAL LIFETIME HYBRID 2030 FUND
Institutional shares
2017	(b)	10.16	0.17	0.70	0.87	(0.19)	(0.04)	(0.23)	10.80
2016		9.99	0.14	0.19	0.33	(0.16)	–	(0.16)	10.16
2015		10.21	0.02	0.24	0.26	(0.48)	–	(0.48)	9.99
2014	(f)	10.00	–	0.21	0.21	–	–	–	10.21
R-6 shares
2017	(b)	10.16	0.09	0.78	0.87	(0.19)	(0.04)	(0.23)	10.80
2016		9.99	0.18	0.15	0.33	(0.16)	–	(0.16)	10.16
2015	(g)	9.43	–	0.56	0.56	–	–	–	9.99

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets (h)		Assets		Turnover Rate

5.54	%(c)	$26,275	0.05%(d),(e)		3.06	%(d)	63.1	%(d)
3.67		12,207	0.05	(e)	1.62		27.7
1.79		7,686	0.06	(e)	0.53		20.9
1.40	(c)	10	0.06 (d)	,(e)	0.36	(d)	0.0	(d)

5.75	(c)	229	0.02 (d)	,(e)	0.79	(d)	63.1	(d)
3.67		11	0.02	(e)	1.92		27.7
3.68	(c)	10	0.03 (d)	,(e)	0.56	(d)	20.9	(d)

6.77	(c)	92,328	0.05 (d)	,(e)	3.28	(d)	27.0	(d)
3.48		43,541	0.05	(e)	1.51		14.7
2.18		23,438	0.06	(e)	0.40		40.7
1.80	(c)	10	0.06 (d)	,(e)	0.31	(d)	0.0	(d)

6.78	(c)	514	0.02 (d)	,(e)	0.56	(d)	27.0	(d)
3.58		11	0.02	(e)	1.90		14.7
4.64	(c)	10	0.03 (d)	,(e)	0.45	(d)	40.7	(d)

7.84	(c)	52,323	0.05 (d)	,(e)	3.04	(d)	29.3	(d)
3.32		12,863	0.05	(e)	0.98		25.5
2.51		2,706	0.06	(e)	0.33		89.0
2.00	(c)	10	0.06 (d)	,(e)	0.24	(d)	0.0	(d)

7.83	(c)	343	0.02 (d)	,(e)	0.50	(d)	29.3	(d)
3.42		11	0.02	(e)	1.86		25.5
5.39	(c)	11	0.03 (d)	,(e)	0.32	(d)	89.0	(d)

8.72	(c)	81,891	0.05 (d)	,(e)	3.28	(d)	23.2	(d)
3.41		45,779	0.05	(e)	1.42		12.1
2.57		25,108	0.06	(e)	0.21		27.3
2.10	(c)	10	0.06 (d)	,(e)	0.21	(d)	0.0	(d)

8.72	(c)	35	0.02 (d)	,(e)	1.70	(d)	23.2	(d)
3.41		11	0.02	(e)	1.79		12.1
5.94	(c)	11	0.03 (d)	,(e)	0.23	(d)	27.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(g)	Period from August 24, 2015, date operations commenced, through October 31, 2015.
(h)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Institutional shares
2017	(b)	$10.18	$0.16	$0.80	$0.96	($0.18)	($0.03)	($0.21)	$10.93
2016		10.02	0.10	0.22	0.32	(0.16)	–	(0.16)	10.18
2015		10.22	0.01	0.26	0.27	(0.47)	–	(0.47)	10.02
2014	(f)	10.00	–	0.22	0.22	–	–	–	10.22
R-6 shares
2017	(b)	10.18	0.02	0.95	0.97	(0.18)	(0.03)	(0.21)	10.94
2016		10.02	0.17	0.15	0.32	(0.16)	–	(0.16)	10.18
2015	(g)	9.41	–	0.61	0.61	–	–	–	10.02
PRINCIPAL LIFETIME HYBRID 2040 FUND
Institutional shares
2017	(b)	10.20	0.17	0.86	1.03	(0.18)	(0.06)	(0.24)	10.99
2016		10.04	0.13	0.19	0.32	(0.16)	–	(0.16)	10.20
2015		10.23	0.02	0.26	0.28	(0.47)	–	(0.47)	10.04
2014	(f)	10.00	–	0.23	0.23	–	–	–	10.23
R-6 shares
2017	(b)	10.20	0.06	0.98	1.04	(0.18)	(0.06)	(0.24)	11.00
2016		10.04	0.17	0.15	0.32	(0.16)	–	(0.16)	10.20
2015	(g)	9.39	–	0.65	0.65	–	–	–	10.04
PRINCIPAL LIFETIME HYBRID 2045 FUND
Institutional shares
2017	(b)	10.18	0.15	0.94	1.09	(0.18)	(0.03)	(0.21)	11.06
2016		10.03	0.11	0.20	0.31	(0.16)	–	(0.16)	10.18
2015		10.23	0.02	0.25	0.27	(0.47)	–	(0.47)	10.03
2014	(f)	10.00	–	0.23	0.23	–	–	–	10.23
R-6 shares
2017	(b)	10.18	0.18	0.91	1.09	(0.18)	(0.03)	(0.21)	11.06
2016		10.03	0.17	0.14	0.31	(0.16)	–	(0.16)	10.18
2015	(g)	9.34	–	0.69	0.69	–	–	–	10.03
PRINCIPAL LIFETIME HYBRID 2050 FUND
Institutional shares
2017	(b)	10.21	0.16	0.98	1.14	(0.19)	(0.07)	(0.26)	11.09
2016		10.06	0.14	0.17	0.31	(0.16)	–	(0.16)	10.21
2015		10.24	0.02	0.27	0.29	(0.47)	–	(0.47)	10.06
2014	(f)	10.00	–	0.24	0.24	–	–	–	10.24
R-6 shares
2017	(b)	10.21	0.02	1.12	1.14	(0.19)	(0.07)	(0.26)	11.09
2016		10.06	0.17	0.14	0.31	(0.16)	–	(0.16)	10.21
2015	(g)	9.34	–	0.72	0.72	–	–	–	10.06

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets (h)		Assets		Turnover Rate

9.50	%(c)	$38,584	0.05%(d),(e)		3.07	%(d)	30.5	%(d)
3.29		9,871	0.05	(e)	1.04		24.6
2.74		3,215	0.06	(e)	0.14		18.9
2.20	(c)	10	0.06 (d)	,(e)	0.20	(d)	0.0	(d)

9.60	(c)	324	0.02 (d)	,(e)	0.36	(d)	30.5	(d)
3.29		11	0.02	(e)	1.71		24.6
6.48	(c)	11	0.03 (d)	,(e)	0.11	(d)	18.9	(d)

10.26	(c)	47,889	0.05 (d)	,(e)	3.17	(d)	26.2	(d)
3.27		23,771	0.05	(e)	1.36		13.0
2.83		13,492	0.06	(e)	0.17		36.5
2.30	(c)	10	0.06 (d)	,(e)	0.16	(d)	0.0	(d)

10.36	(c)	18	0.02 (d)	,(e)	1.15	(d)	26.2	(d)
3.27		11	0.02	(e)	1.70		13.0
6.92	(c)	11	0.03 (d)	,(e)	0.11	(d)	36.5	(d)

10.82	(c)	24,216	0.05 (d)	,(e)	2.81	(d)	23.5	(d)
3.18		6,226	0.05	(e)	1.10		11.4
2.70		1,895	0.06	(e)	0.19		19.3
2.30	(c)	10	0.06 (d)	,(e)	0.10	(d)	0.0	(d)

10.82	(c)	12	0.02 (d)	,(e)	3.45	(d)	23.5	(d)
3.18		11	0.02	(e)	1.73		11.4
7.39	(c)	10	0.03 (d)	,(e)	0.12	(d)	19.3	(d)

11.26	(c)	24,664	0.05 (d)	,(e)	3.07	(d)	15.3	(d)
3.16		12,592	0.05	(e)	1.40		12.2
2.90		7,536	0.06	(e)	0.23		9.6
2.40	(c)	10	0.06 (d)	,(e)	0.08	(d)	0.0	(d)

11.27	(c)	255	0.02 (d)	,(e)	0.34	(d)	15.3	(d)
3.16		11	0.02	(e)	1.71		12.2
7.71	(c)	11	0.03 (d)	,(e)	0.12	(d)	9.6	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(g)	Period from August 24, 2015, date operations commenced, through October 31, 2015.
(h)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Institutional shares
2017	(b)	$10.22	$0.15	$1.00	$1.15	($0.18)	($0.02)	($0.20)	$11.17
2016		10.06	0.08	0.24	0.32	(0.16)	–	(0.16)	10.22
2015		10.24	0.06	0.23	0.29	(0.47)	–	(0.47)	10.06
2014	(f)	10.00	–	0.24	0.24	–	–	–	10.24
R-6 shares
2017	(b)	10.23	0.18	0.98	1.16	(0.18)	(0.02)	(0.20)	11.19
2016		10.06	0.17	0.16	0.33	(0.16)	–	(0.16)	10.23
2015	(g)	9.33	–	0.73	0.73	–	–	–	10.06
PRINCIPAL LIFETIME HYBRID 2060 FUND
Institutional shares
2017	(b)	10.22	0.13	1.05	1.18	(0.18)	(0.04)	(0.22)	11.18
2016		10.06	0.08	0.24	0.32	(0.16)	–	(0.16)	10.22
2015		10.24	0.41	(0.12)	0.29	(0.47)	–	(0.47)	10.06
2014	(f)	10.00	–	0.24	0.24	–	–	–	10.24
R-6 shares
2017	(b)	10.23	0.18	1.00	1.18	(0.18)	(0.04)	(0.22)	11.19
2016		10.06	0.17	0.16	0.33	(0.16)	–	(0.16)	10.23
2015	(g)	9.33	–	0.73	0.73	–	–	–	10.06
PRINCIPAL LIFETIME HYBRID INCOME FUND
Institutional shares
2017	(b)	10.04	0.15	0.12	0.27	(0.13)	(0.01)	(0.14)	10.17
2016		9.82	0.16	0.20	0.36	(0.14)	–	(0.14)	10.04
2015		10.10	0.12	0.03	0.15	(0.43)	–	(0.43)	9.82
2014	(f)	10.00	–	0.10	0.10	–	–	–	10.10
R-6 shares
2017	(b)	10.05	0.05	0.22	0.27	(0.13)	(0.01)	(0.14)	10.18
2016		9.82	0.20	0.17	0.37	(0.14)	–	(0.14)	10.05
2015	(g)	9.66	0.02	0.14	0.16	–	–	–	9.82

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets (h)		Assets		Turnover Rate

11.47	%(c)	$6,136	0.05%(d),(e)		2.79	%(d)	24.2	%(d)
3.25		1,903	0.05	(e)	0.81		20.1
2.88		352	0.06	(e)	0.64		49.9
2.40	(c)	10	0.06 (d)	,(e)	0.06	(d)	0.0	(d)

11.55	(c)	12	0.02 (d)	,(e)	3.41	(d)	24.2	(d)
3.35		11	0.02	(e)	1.73		20.1
7.82	(c)	11	0.03 (d)	,(e)	0.12	(d)	49.9	(d)

11.79	(c)	1,131	0.05 (d)	,(e)	2.50	(d)	22.0	(d)
3.27		440	0.05	(e)	0.84		21.8
2.88		129	0.06	(e)	4.06		70.5
2.40	(c)	10	0.06 (d)	,(e)	0.06	(d)	0.0	(d)

11.78	(c)	12	0.02 (d)	,(e)	3.39	(d)	22.0	(d)
3.37		11	0.02	(e)	1.73		21.8
7.82	(c)	11	0.03 (d)	,(e)	0.12	(d)	70.5	(d)

2.72	(c)	18,887	0.05 (d)	,(e)	2.97	(d)	67.1	(d)
3.79		8,773	0.05	(e)	1.58		25.5
1.54		2,804	0.06	(e)	1.18		116.2
1.00	(c)	10	0.06 (d)	,(e)	0.50	(d)	0.0	(d)

2.72	(c)	366	0.02 (d)	,(e)	0.97	(d)	67.1	(d)
3.90		11	0.02	(e)	2.03		25.5
1.66	(c)	10	0.03 (d)	,(e)	0.85	(d)	116.2	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(g)	Period from August 24, 2015, date operations commenced, through October 31, 2015.
(h)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2017	(d)	$12.15	$0.15	$0.23	$0.38	($0.22)	($0.05)	($0.27)	$12.26
2016		11.96	0.21	0.19	0.40	(0.21)	–	(0.21)	12.15
2015		12.17	0.22	(0.21)	0.01	(0.22)	–	(0.22)	11.96
2014		11.81	0.23	0.35	0.58	(0.22)	–	(0.22)	12.17
2013		11.47	0.26	0.34	0.60	(0.26)	–	(0.26)	11.81
2012		10.89	0.21	0.64	0.85	(0.27)	–	(0.27)	11.47
Institutional shares
2017	(d)	12.22	0.17	0.22	0.39	(0.25)	(0.05)	(0.30)	12.31
2016		12.04	0.24	0.19	0.43	(0.25)	–	(0.25)	12.22
2015		12.25	0.27	(0.22)	0.05	(0.26)	–	(0.26)	12.04
2014		11.89	0.27	0.35	0.62	(0.26)	–	(0.26)	12.25
2013		11.55	0.30	0.34	0.64	(0.30)	–	(0.30)	11.89
2012		10.96	0.25	0.66	0.91	(0.32)	–	(0.32)	11.55
R-1 shares
2017	(d)	12.18	0.12	0.22	0.34	(0.13)	(0.05)	(0.18)	12.34
2016		11.97	0.14	0.19	0.33	(0.12)	–	(0.12)	12.18
2015		12.17	0.17	(0.23)	(0.06)	(0.14)	–	(0.14)	11.97
2014		11.81	0.17	0.34	0.51	(0.15)	–	(0.15)	12.17
2013		11.46	0.20	0.34	0.54	(0.19)	–	(0.19)	11.81
2012		10.87	0.17	0.63	0.80	(0.21)	–	(0.21)	11.46
R-2 shares
2017	(d)	12.18	0.12	0.23	0.35	(0.15)	(0.05)	(0.20)	12.33
2016		11.98	0.16	0.18	0.34	(0.14)	–	(0.14)	12.18
2015		12.18	0.18	(0.23)	(0.05)	(0.15)	–	(0.15)	11.98
2014		11.82	0.17	0.36	0.53	(0.17)	–	(0.17)	12.18
2013		11.47	0.22	0.34	0.56	(0.21)	–	(0.21)	11.82
2012		10.89	0.17	0.64	0.81	(0.23)	–	(0.23)	11.47
R-3 shares
2017	(d)	12.09	0.13	0.22	0.35	(0.18)	(0.05)	(0.23)	12.21
2016		11.90	0.18	0.18	0.36	(0.17)	–	(0.17)	12.09
2015		12.10	0.21	(0.23)	(0.02)	(0.18)	–	(0.18)	11.90
2014		11.75	0.20	0.34	0.54	(0.19)	–	(0.19)	12.10
2013		11.42	0.22	0.35	0.57	(0.24)	–	(0.24)	11.75
2012		10.83	0.18	0.66	0.84	(0.25)	–	(0.25)	11.42
R-4 shares
2017	(d)	12.12	0.14	0.23	0.37	(0.21)	(0.05)	(0.26)	12.23
2016		11.94	0.20	0.18	0.38	(0.20)	–	(0.20)	12.12
2015		12.14	0.24	(0.23)	0.01	(0.21)	–	(0.21)	11.94
2014		11.79	0.23	0.34	0.57	(0.22)	–	(0.22)	12.14
2013		11.44	0.25	0.35	0.60	(0.25)	–	(0.25)	11.79
2012		10.87	0.23	0.62	0.85	(0.28)	–	(0.28)	11.44
R-5 shares
2017	(d)	12.20	0.15	0.22	0.37	(0.22)	(0.05)	(0.27)	12.30
2016		12.01	0.22	0.18	0.40	(0.21)	–	(0.21)	12.20
2015		12.22	0.23	(0.21)	0.02	(0.23)	–	(0.23)	12.01
2014		11.86	0.23	0.36	0.59	(0.23)	–	(0.23)	12.22
2013		11.52	0.27	0.34	0.61	(0.27)	–	(0.27)	11.86
2012		10.93	0.22	0.66	0.88	(0.29)	–	(0.29)	11.52

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.22%(e),(f)		$78,868	0.21%	(g)	0.24%(g)	2.56%	(g)	25.7%	(g)
3.42	(f)	80,677	0.26		0.29	1.80		18.2
0.08	(f)	81,357	0.36		0.39	1.84		36.8
5.02	(f)	77,956	0.37		0.41	1.88		26.8
5.30	(f)	73,093	0.37		0.57	2.22		14.6
8.05	(f)	70,563	0.42		0.62	1.91		31.1

3.26	(e)	451,468	0.01	(g)	–	2.80	(g)	25.7	(g)
3.63		491,823	0.04		–	2.02		18.2
0.40		505,216	0.05		–	2.23		36.8
5.33		573,524	0.04		–	2.21		26.8
5.64		543,521	0.04		–	2.57		14.6
8.52		551,533	0.04		–	2.25		31.1

2.80	(e)	3,771	0.88	(g)	–	1.94	(g)	25.7	(g)
2.83		4,187	0.91		–	1.20		18.2
(0.51)		5,467	0.92		–	1.43		36.8
4.40		7,563	0.92		–	1.46		26.8
4.79		9,473	0.91		–	1.77		14.6
7.55		10,740	0.92		–	1.51		31.1

2.92	(e)	5,673	0.75	(g)	–	2.04	(g)	25.7	(g)
2.90		6,161	0.78		–	1.30		18.2
(0.40)		7,320	0.79		–	1.46		36.8
4.54		9,709	0.79		–	1.46		26.8
4.93		9,572	0.78		–	1.93		14.6
7.63		11,148	0.79		–	1.57		31.1

2.94	(e)	24,768	0.57	(g)	–	2.22	(g)	25.7	(g)
3.11		26,646	0.60		–	1.48		18.2
(0.14)		29,146	0.61		–	1.71		36.8
4.68		35,215	0.61		–	1.68		26.8
5.04		38,997	0.60		–	1.95		14.6
7.97		39,193	0.61		–	1.66		31.1

3.07	(e)	13,090	0.38	(g)	–	2.40	(g)	25.7	(g)
3.23		15,566	0.41		–	1.69		18.2
0.07		16,252	0.42		–	1.98		36.8
4.89		21,059	0.42		–	1.93		26.8
5.33		22,865	0.41		–	2.18		14.6
8.01		24,227	0.42		–	2.08		31.1

3.06	(e)	30,820	0.26	(g)	–	2.57	(g)	25.7	(g)
3.43		40,472	0.29		–	1.82		18.2
0.15		45,434	0.30		–	1.92		36.8
5.08		48,096	0.30		–	1.93		26.8
5.39		45,658	0.29		–	2.34		14.6
8.26		43,874	0.30		–	2.00		31.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES FUND
Class J shares	2017	(c)	$22.19	$0.11	$0.71	$0.82	($0.14)	($0.60)	($0.74)	$22.27
	2016		22.65	0.28	0.84	1.12	(0.32)	(1.26)	(1.58)	22.19
	2015		21.70	0.28	1.15	1.43	(0.26)	(0.22)	(0.48)	22.65
	2014		21.18	0.19	3.54	3.73	(0.30)	(2.91)	(3.21)	21.70
	2013		19.14	0.29	1.97	2.26	(0.22)	–	(0.22)	21.18
	2012		17.05	0.18	2.04	2.22	(0.13)	–	(0.13)	19.14
Institutional shares	2017	(c)	22.83	0.13	0.72	0.85	(0.16)	(0.60)	(0.76)	22.92
	2016		23.24	0.34	0.88	1.22	(0.37)	(1.26)	(1.63)	22.83
	2015		22.26	0.35	1.19	1.54	(0.34)	(0.22)	(0.56)	23.24
	2014		21.64	0.26	3.64	3.90	(0.37)	(2.91)	(3.28)	22.26
	2013		19.54	0.39	2.02	2.41	(0.31)	–	(0.31)	21.64
	2012		17.41	0.28	2.07	2.35	(0.22)	–	(0.22)	19.54
R-1 shares	2017	(c)	22.53	0.05	0.71	0.76	(0.07)	(0.60)	(0.67)	22.62
	2016		22.98	0.14	0.86	1.00	(0.19)	(1.26)	(1.45)	22.53
	2015		22.01	0.17	1.17	1.34	(0.15)	(0.22)	(0.37)	22.98
	2014		21.43	0.10	3.60	3.70	(0.21)	(2.91)	(3.12)	22.01
	2013		19.36	0.21	1.99	2.20	(0.13)	–	(0.13)	21.43
	2012		17.25	0.12	2.06	2.18	(0.07)	–	(0.07)	19.36
R-2 shares	2017	(c)	21.78	0.05	0.70	0.75	(0.10)	(0.60)	(0.70)	21.83
	2016		22.26	0.17	0.83	1.00	(0.22)	(1.26)	(1.48)	21.78
	2015		21.34	0.19	1.14	1.33	(0.19)	(0.22)	(0.41)	22.26
	2014		20.88	0.12	3.49	3.61	(0.24)	(2.91)	(3.15)	21.34
	2013		18.87	0.23	1.94	2.17	(0.16)	–	(0.16)	20.88
	2012		16.82	0.14	2.01	2.15	(0.10)	–	(0.10)	18.87
R-3 shares	2017	(c)	22.28	0.08	0.71	0.79	(0.11)	(0.60)	(0.71)	22.36
	2016		22.73	0.22	0.85	1.07	(0.26)	(1.26)	(1.52)	22.28
	2015		21.79	0.23	1.16	1.39	(0.23)	(0.22)	(0.45)	22.73
	2014		21.25	0.16	3.56	3.72	(0.27)	(2.91)	(3.18)	21.79
	2013		19.20	0.27	1.98	2.25	(0.20)	–	(0.20)	21.25
	2012		17.11	0.17	2.05	2.22	(0.13)	–	(0.13)	19.20
R-4 shares	2017	(c)	22.06	0.10	0.69	0.79	(0.13)	(0.60)	(0.73)	22.12
	2016		22.51	0.27	0.83	1.10	(0.29)	(1.26)	(1.55)	22.06
	2015		21.58	0.27	1.15	1.42	(0.27)	(0.22)	(0.49)	22.51
	2014		21.08	0.20	3.52	3.72	(0.31)	(2.91)	(3.22)	21.58
	2013		19.05	0.30	1.97	2.27	(0.24)	–	(0.24)	21.08
	2012		16.98	0.21	2.02	2.23	(0.16)	–	(0.16)	19.05
R-5 shares	2017	(c)	22.10	0.11	0.70	0.81	(0.14)	(0.60)	(0.74)	22.17
	2016		22.56	0.28	0.85	1.13	(0.33)	(1.26)	(1.59)	22.10
	2015		21.62	0.30	1.15	1.45	(0.29)	(0.22)	(0.51)	22.56
	2014		21.11	0.22	3.53	3.75	(0.33)	(2.91)	(3.24)	21.62
	2013		19.08	0.33	1.96	2.29	(0.26)	–	(0.26)	21.11
	2012		17.00	0.23	2.03	2.26	(0.18)	–	(0.18)	19.08
R-6 shares	2017	(h)	22.20	0.10	1.37	1.47	(0.16)	(0.60)	(0.76)	22.91

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

3.74%(d),(e)		$175,458	1.11	%(f)	1.13%(f)	0.97	%(f)	21.9	%(f)
5.14	(e)	190,646	1.13		1.16	1.22		24.8
6.66	(e)	179,043	1.20		1.23	1.24		26.2
21.39	(e)	182,382	1.27		1.31	0.95		11.1
11.85	(e)	143,710	1.29		1.49	1.41		42.1
13.06	(e)	143,101	1.36		1.55	0.99		44.6
3.80	(d)	2,696,105	0.86	(f)	–	1.20	(f)	21.9	(f)
5.42	(g)	1,829,410	0.88		–	1.45		24.8
7.01	(g)	1,458,518	0.89		–	1.53		26.2
21.84		1,247,104	0.90		–	1.30		11.1
12.38		807,558	0.88		–	1.86		42.1
13.55		897,798	0.86		–	1.52		44.6
3.41	(d)	6,244	1.69	(f)	–	0.41	(f)	21.9	(f)
4.56		8,724	1.70		–	0.62		24.8
6.11		6,976	1.70		–	0.74		26.2
20.87		7,138	1.71		–	0.52		11.1
11.39		6,737	1.71		–	1.00		42.1
12.63		7,692	1.71		–	0.62		44.6
3.47	(d)	21,227	1.56	(f)	–	0.51	(f)	21.9	(f)
4.70		19,671	1.57		–	0.78		24.8
6.26		16,941	1.57		–	0.87		26.2
21.04		17,507	1.58		–	0.64		11.1
11.54		14,360	1.58		–	1.12		42.1
12.76		15,354	1.58		–	0.76		44.6
3.59	(d)	55,607	1.38	(f)	–	0.71	(f)	21.9	(f)
4.85	(g)	64,094	1.39		–	0.98		24.8
6.45	(g)	64,026	1.39		–	1.04		26.2
21.26		56,032	1.40		–	0.83		11.1
11.75		47,905	1.40		–	1.30		42.1
12.97		48,924	1.40		–	0.94		44.6
3.63	(d)	64,914	1.19	(f)	–	0.89	(f)	21.9	(f)
5.12		72,515	1.20		–	1.22		24.8
6.62		93,806	1.20		–	1.20		26.2
21.48		67,466	1.21		–	1.01		11.1
11.97		48,216	1.21		–	1.47		42.1
13.16		40,509	1.21		–	1.13		44.6
3.73	(d)	166,407	1.07	(f)	–	1.01	(f)	21.9	(f)
5.21		175,640	1.08		–	1.23		24.8
6.78		146,496	1.08		–	1.36		26.2
21.63		167,195	1.09		–	1.11		11.1
12.08		105,831	1.09		–	1.61		42.1
13.33		107,275	1.09		–	1.26		44.6
6.72 (d)	,(g)	11	0.97 (f)	,(i)	–	1.05	(f)	21.9	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from November 22, 2016, date operations commenced, through April 30, 2017.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM BALANCED PORTFOLIO
Class J shares
2017	(d)	$14.62	$0.18	$0.88	$1.06	($0.18)	($0.30)	($0.48)	$15.20
2016		15.44	0.24	0.16	0.40	(0.24)	(0.98)	(1.22)	14.62
2015		15.96	0.31	(0.13)	0.18	(0.32)	(0.38)	(0.70)	15.44
2014		15.21	0.26	1.00	1.26	(0.26)	(0.25)	(0.51)	15.96
2013		13.36	0.25	1.87	2.12	(0.27)	–	(0.27)	15.21
2012		12.37	0.25	1.00	1.25	(0.26)	–	(0.26)	13.36
Institutional shares
2017	(d)	14.86	0.19	0.89	1.08	(0.19)	(0.30)	(0.49)	15.45
2016		15.66	0.27	0.17	0.44	(0.26)	(0.98)	(1.24)	14.86
2015		16.19	0.36	(0.14)	0.22	(0.37)	(0.38)	(0.75)	15.66
2014		15.42	0.30	1.03	1.33	(0.31)	(0.25)	(0.56)	16.19
2013		13.54	0.30	1.89	2.19	(0.31)	–	(0.31)	15.42
2012		12.52	0.27	1.05	1.32	(0.30)	–	(0.30)	13.54
R-1 shares
2017	(d)	14.82	0.13	0.90	1.03	(0.13)	(0.30)	(0.43)	15.42
2016		15.63	0.15	0.15	0.30	(0.13)	(0.98)	(1.11)	14.82
2015		16.15	0.23	(0.15)	0.08	(0.22)	(0.38)	(0.60)	15.63
2014		15.39	0.18	1.00	1.18	(0.17)	(0.25)	(0.42)	16.15
2013		13.51	0.19	1.88	2.07	(0.19)	–	(0.19)	15.39
2012		12.50	0.20	1.00	1.20	(0.19)	–	(0.19)	13.51
R-2 shares
2017	(d)	14.78	0.14	0.89	1.03	(0.14)	(0.30)	(0.44)	15.37
2016		15.59	0.15	0.17	0.32	(0.15)	(0.98)	(1.13)	14.78
2015		16.11	0.26	(0.16)	0.10	(0.24)	(0.38)	(0.62)	15.59
2014		15.34	0.20	1.01	1.21	(0.19)	(0.25)	(0.44)	16.11
2013		13.48	0.20	1.87	2.07	(0.21)	–	(0.21)	15.34
2012		12.48	0.20	1.01	1.21	(0.21)	–	(0.21)	13.48
R-3 shares
2017	(d)	14.80	0.14	0.91	1.05	(0.14)	(0.30)	(0.44)	15.41
2016		15.61	0.18	0.17	0.35	(0.18)	(0.98)	(1.16)	14.80
2015		16.14	0.26	(0.13)	0.13	(0.28)	(0.38)	(0.66)	15.61
2014		15.37	0.22	1.02	1.24	(0.22)	(0.25)	(0.47)	16.14
2013		13.50	0.21	1.89	2.10	(0.23)	–	(0.23)	15.37
2012		12.50	0.22	1.01	1.23	(0.23)	–	(0.23)	13.50
R-4 shares
2017	(d)	14.84	0.17	0.88	1.05	(0.16)	(0.30)	(0.46)	15.43
2016		15.64	0.22	0.17	0.39	(0.21)	(0.98)	(1.19)	14.84
2015		16.17	0.33	(0.18)	0.15	(0.30)	(0.38)	(0.68)	15.64
2014		15.40	0.26	1.01	1.27	(0.25)	(0.25)	(0.50)	16.17
2013		13.52	0.24	1.90	2.14	(0.26)	–	(0.26)	15.40
2012		12.52	0.23	1.03	1.26	(0.26)	–	(0.26)	13.52
R-5 shares
2017	(d)	14.84	0.18	0.89	1.07	(0.18)	(0.30)	(0.48)	15.43
2016		15.65	0.23	0.17	0.40	(0.23)	(0.98)	(1.21)	14.84
2015		16.17	0.33	(0.14)	0.19	(0.33)	(0.38)	(0.71)	15.65
2014		15.40	0.25	1.04	1.29	(0.27)	(0.25)	(0.52)	16.17
2013		13.52	0.26	1.89	2.15	(0.27)	–	(0.27)	15.40
2012		12.52	0.25	1.02	1.27	(0.27)	–	(0.27)	13.52

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

7.40%(e),(f)		$1,065,422	0.45%	(g)	0.48%(g)	2.43%	(g)	24.1%	(g)
2.92	(f)	1,008,439	0.50		0.53	1.64		17.1
1.20	(f)	994,998	0.57		0.60	1.98		27.6
8.50	(f)	981,860	0.61		0.65	1.66		3.3
16.07	(f)	864,184	0.63		0.83	1.78		16.9
10.24	(f)	675,382	0.68		0.88	1.92		9.6

7.44	(e)	745,771	0.28	(g)	–	2.61	(g)	24.1	(g)
3.19		763,306	0.31		–	1.84		17.1
1.39		782,696	0.31		–	2.25		27.6
8.83		787,845	0.31		–	1.91		3.3
16.42		719,100	0.33		0.33	2.11		16.9
10.71		612,372	0.35		0.35	2.06		9.6

7.08	(e)	3,229	1.16	(g)	–	1.70	(g)	24.1	(g)
2.23		2,795	1.19		–	1.01		17.1
0.54		3,689	1.19		–	1.45		27.6
7.86		4,602	1.19		–	1.15		3.3
15.45		4,303	1.20		–	1.29		16.9
9.67		4,166	1.22		–	1.52		9.6

7.09	(e)	4,049	1.03	(g)	–	1.91	(g)	24.1	(g)
2.37		4,805	1.06		–	1.06		17.1
0.64		5,570	1.06		–	1.65		27.6
8.07		9,335	1.06		–	1.28		3.3
15.51		9,478	1.07		–	1.36		16.9
9.83		9,131	1.09		–	1.50		9.6

7.21	(e)	37,105	0.85	(g)	–	1.86	(g)	24.1	(g)
2.57		72,364	0.88		–	1.25		17.1
0.83		68,091	0.88		–	1.66		27.6
8.25		61,467	0.88		–	1.42		3.3
15.77		64,428	0.89		–	1.46		16.9
9.99		43,574	0.91		–	1.65		9.6

7.25	(e)	33,108	0.66	(g)	–	2.21	(g)	24.1	(g)
2.80		31,676	0.69		–	1.53		17.1
0.99		40,322	0.69		–	2.08		27.6
8.44		56,036	0.69		–	1.63		3.3
16.03		48,779	0.70		–	1.66		16.9
10.16		31,774	0.72		–	1.77		9.6

7.33	(e)	107,539	0.54	(g)	–	2.44	(g)	24.1	(g)
2.87		68,810	0.57		–	1.57		17.1
1.20		76,846	0.57		–	2.05		27.6
8.57		115,255	0.57		–	1.61		3.3
16.16		86,523	0.58		–	1.83		16.9
10.29		69,681	0.60		–	1.94		9.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2017	(d)	$11.56	$0.16	$0.44	$0.60	($0.16)	($0.12)	($0.28)	$11.88
2016		11.91	0.25	0.11	0.36	(0.24)	(0.47)	(0.71)	11.56
2015		12.27	0.27	(0.15)	0.12	(0.28)	(0.20)	(0.48)	11.91
2014		11.92	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.27
2013		11.10	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.92
2012		10.46	0.26	0.69	0.95	(0.26)	(0.05)	(0.31)	11.10
Institutional shares
2017	(d)	11.59	0.17	0.45	0.62	(0.17)	(0.12)	(0.29)	11.92
2016		11.94	0.27	0.11	0.38	(0.26)	(0.47)	(0.73)	11.59
2015		12.31	0.30	(0.16)	0.14	(0.31)	(0.20)	(0.51)	11.94
2014		11.96	0.29	0.57	0.86	(0.28)	(0.23)	(0.51)	12.31
2013		11.13	0.28	0.90	1.18	(0.29)	(0.06)	(0.35)	11.96
2012		10.48	0.29	0.71	1.00	(0.30)	(0.05)	(0.35)	11.13
R-1 shares
2017	(d)	11.55	0.12	0.45	0.57	(0.12)	(0.12)	(0.24)	11.88
2016		11.90	0.18	0.10	0.28	(0.16)	(0.47)	(0.63)	11.55
2015		12.27	0.19	(0.15)	0.04	(0.21)	(0.20)	(0.41)	11.90
2014		11.91	0.21	0.55	0.76	(0.17)	(0.23)	(0.40)	12.27
2013		11.10	0.18	0.88	1.06	(0.19)	(0.06)	(0.25)	11.91
2012		10.45	0.21	0.70	0.91	(0.21)	(0.05)	(0.26)	11.10
R-2 shares
2017	(d)	11.63	0.13	0.45	0.58	(0.13)	(0.12)	(0.25)	11.96
2016		11.97	0.19	0.12	0.31	(0.18)	(0.47)	(0.65)	11.63
2015		12.33	0.22	(0.17)	0.05	(0.21)	(0.20)	(0.41)	11.97
2014		11.97	0.20	0.58	0.78	(0.19)	(0.23)	(0.42)	12.33
2013		11.15	0.19	0.90	1.09	(0.21)	(0.06)	(0.27)	11.97
2012		10.50	0.23	0.69	0.92	(0.22)	(0.05)	(0.27)	11.15
R-3 shares
2017	(d)	11.57	0.14	0.45	0.59	(0.14)	(0.12)	(0.26)	11.90
2016		11.92	0.21	0.11	0.32	(0.20)	(0.47)	(0.67)	11.57
2015		12.29	0.24	(0.17)	0.07	(0.24)	(0.20)	(0.44)	11.92
2014		11.93	0.22	0.58	0.80	(0.21)	(0.23)	(0.44)	12.29
2013		11.12	0.23	0.87	1.10	(0.23)	(0.06)	(0.29)	11.93
2012		10.47	0.24	0.70	0.94	(0.24)	(0.05)	(0.29)	11.12
R-4 shares
2017	(d)	11.58	0.15	0.45	0.60	(0.15)	(0.12)	(0.27)	11.91
2016		11.93	0.23	0.11	0.34	(0.22)	(0.47)	(0.69)	11.58
2015		12.30	0.26	(0.16)	0.10	(0.27)	(0.20)	(0.47)	11.93
2014		11.95	0.25	0.57	0.82	(0.24)	(0.23)	(0.47)	12.30
2013		11.13	0.23	0.90	1.13	(0.25)	(0.06)	(0.31)	11.95
2012		10.48	0.24	0.72	0.96	(0.26)	(0.05)	(0.31)	11.13
R-5 shares
2017	(d)	11.58	0.16	0.45	0.61	(0.16)	(0.12)	(0.28)	11.91
2016		11.93	0.24	0.12	0.36	(0.24)	(0.47)	(0.71)	11.58
2015		12.30	0.27	(0.16)	0.11	(0.28)	(0.20)	(0.48)	11.93
2014		11.95	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.30
2013		11.13	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.95
2012		10.48	0.27	0.70	0.97	(0.27)	(0.05)	(0.32)	11.13

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

5.30%(e),(f)		$606,849	0.45%	(g)	0.47%(g)	2.79%	(g)	26.6%	(g)
3.34	(f)	565,441	0.50		0.53	2.16		17.3
0.98	(f)	538,078	0.58		0.61	2.23		22.7
7.12	(f)	530,582	0.61		0.65	2.07		3.2
10.45	(f)	451,227	0.63		0.84	2.14		13.1
9.31	(f)	340,861	0.69		0.88	2.42		6.8

5.46	(e)	303,666	0.29	(g)	–	2.99	(g)	26.6	(g)
3.52		318,123	0.32		–	2.32		17.3
1.16		290,780	0.32		–	2.49		22.7
7.40		288,691	0.32		–	2.38		3.2
10.83		268,881	0.34		0.34	2.46		13.1
9.74		236,776	0.35		0.35	2.64		6.8

5.04	(e)	2,856	1.16	(g)	–	2.05	(g)	26.6	(g)
2.62		2,408	1.19		–	1.56		17.3
0.28		2,927	1.19		–	1.61		22.7
6.54		2,823	1.19		–	1.75		3.2
9.75		4,436	1.20		–	1.60		13.1
8.86		3,753	1.22		–	1.94		6.8

5.05	(e)	1,064	1.03	(g)	–	2.26	(g)	26.6	(g)
2.80		1,194	1.06		–	1.62		17.3
0.42		1,532	1.06		–	1.79		22.7
6.68		2,756	1.06		–	1.67		3.2
9.93		3,019	1.07		–	1.64		13.1
8.92		2,532	1.09		–	2.17		6.8

5.16	(e)	14,510	0.85	(g)	–	2.38	(g)	26.6	(g)
2.95		16,869	0.88		–	1.82		17.3
0.59		18,301	0.88		–	2.02		22.7
6.91		21,180	0.88		–	1.82		3.2
10.05		20,157	0.89		–	2.04		13.1
9.18		22,210	0.91		–	2.20		6.8

5.28	(e)	21,340	0.66	(g)	–	2.59	(g)	26.6	(g)
3.13		15,336	0.69		–	2.02		17.3
0.77		18,067	0.69		–	2.17		22.7
7.02		20,811	0.69		–	2.06		3.2
10.34		17,604	0.70		–	1.99		13.1
9.39		11,581	0.72		–	2.26		6.8

5.34	(e)	35,406	0.54	(g)	–	2.74	(g)	26.6	(g)
3.26		32,100	0.57		–	2.06		17.3
0.90		28,673	0.57		–	2.21		22.7
7.14		36,356	0.57		–	2.08		3.2
10.48		29,141	0.58		–	2.14		13.1
9.49		18,477	0.60		–	2.46		6.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2017	(d)	$16.17	$0.20	$1.35	$1.55	($0.22)	($0.35)	($0.57)	$17.15
2016		17.66	0.18	0.13	0.31	(0.16)	(1.64)	(1.80)	16.17
2015		18.36	0.30	(0.11)	0.19	(0.31)	(0.58)	(0.89)	17.66
2014		17.08	0.21	1.46	1.67	(0.24)	(0.15)	(0.39)	18.36
2013		14.36	0.21	2.75	2.96	(0.24)	–	(0.24)	17.08
2012		13.15	0.17	1.25	1.42	(0.21)	–	(0.21)	14.36
Institutional shares
2017	(d)	16.38	0.22	1.36	1.58	(0.25)	(0.35)	(0.60)	17.36
2016		17.87	0.22	0.13	0.35	(0.20)	(1.64)	(1.84)	16.38
2015		18.57	0.36	(0.11)	0.25	(0.37)	(0.58)	(0.95)	17.87
2014		17.27	0.27	1.47	1.74	(0.29)	(0.15)	(0.44)	18.57
2013		14.52	0.26	2.78	3.04	(0.29)	–	(0.29)	17.27
2012		13.29	0.20	1.28	1.48	(0.25)	–	(0.25)	14.52
R-1 shares
2017	(d)	16.09	0.14	1.35	1.49	(0.10)	(0.35)	(0.45)	17.13
2016		17.56	0.08	0.12	0.20	(0.03)	(1.64)	(1.67)	16.09
2015		18.26	0.22	(0.13)	0.09	(0.21)	(0.58)	(0.79)	17.56
2014		16.99	0.12	1.44	1.56	(0.14)	(0.15)	(0.29)	18.26
2013		14.29	0.13	2.74	2.87	(0.17)	–	(0.17)	16.99
2012		13.07	0.12	1.23	1.35	(0.13)	–	(0.13)	14.29
R-2 shares
2017	(d)	16.11	0.16	1.34	1.50	(0.12)	(0.35)	(0.47)	17.14
2016		17.57	0.09	0.13	0.22	(0.04)	(1.64)	(1.68)	16.11
2015		18.28	0.27	(0.16)	0.11	(0.24)	(0.58)	(0.82)	17.57
2014		17.01	0.14	1.45	1.59	(0.17)	(0.15)	(0.32)	18.28
2013		14.29	0.13	2.76	2.89	(0.17)	–	(0.17)	17.01
2012		13.08	0.12	1.24	1.36	(0.15)	–	(0.15)	14.29
R-3 shares
2017	(d)	16.12	0.16	1.35	1.51	(0.14)	(0.35)	(0.49)	17.14
2016		17.62	0.12	0.13	0.25	(0.11)	(1.64)	(1.75)	16.12
2015		18.32	0.24	(0.10)	0.14	(0.26)	(0.58)	(0.84)	17.62
2014		17.05	0.18	1.45	1.63	(0.21)	(0.15)	(0.36)	18.32
2013		14.35	0.16	2.76	2.92	(0.22)	–	(0.22)	17.05
2012		13.15	0.15	1.24	1.39	(0.19)	–	(0.19)	14.35
R-4 shares
2017	(d)	16.29	0.18	1.37	1.55	(0.19)	(0.35)	(0.54)	17.30
2016		17.77	0.16	0.13	0.29	(0.13)	(1.64)	(1.77)	16.29
2015		18.48	0.31	(0.14)	0.17	(0.30)	(0.58)	(0.88)	17.77
2014		17.20	0.22	1.44	1.66	(0.23)	(0.15)	(0.38)	18.48
2013		14.46	0.21	2.76	2.97	(0.23)	–	(0.23)	17.20
2012		13.24	0.16	1.27	1.43	(0.21)	–	(0.21)	14.46
R-5 shares
2017	(d)	16.27	0.20	1.36	1.56	(0.22)	(0.35)	(0.57)	17.26
2016		17.74	0.16	0.14	0.30	(0.13)	(1.64)	(1.77)	16.27
2015		18.44	0.33	(0.13)	0.20	(0.32)	(0.58)	(0.90)	17.74
2014		17.16	0.21	1.47	1.68	(0.25)	(0.15)	(0.40)	18.44
2013		14.43	0.22	2.77	2.99	(0.26)	–	(0.26)	17.16
2012		13.21	0.18	1.26	1.44	(0.22)	–	(0.22)	14.43

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

9.87%(e),(f)		$532,070	0.46%	(g)	0.48%(g)	2.40%	(g)	18.9%	(g)
2.15	(f)	490,030	0.51		0.54	1.11		22.4
1.14	(f)	496,991	0.59		0.62	1.68		35.6
9.93	(f)	496,391	0.62		0.66	1.19		4.0
20.95	(f)	422,288	0.65		0.85	1.33		20.2
10.94	(f)	313,149	0.70		0.90	1.26		13.1

9.95	(e)	465,039	0.28	(g)	–	2.59	(g)	18.9	(g)
2.39		471,935	0.32		–	1.35		22.4
1.42		523,817	0.31		–	1.97		35.6
10.23		526,264	0.32		–	1.52		4.0
21.30		487,967	0.33		0.33	1.67		20.2
11.37		401,459	0.34		0.34	1.40		13.1

9.49	(e)	2,853	1.16	(g)	–	1.72	(g)	18.9	(g)
1.48		2,542	1.19		–	0.49		22.4
0.56		3,158	1.19		–	1.25		35.6
9.28		4,246	1.19		–	0.68		4.0
20.30		4,190	1.20		–	0.83		20.2
10.40		3,657	1.21		–	0.86		13.1

9.54	(e)	2,683	1.03	(g)	–	2.01	(g)	18.9	(g)
1.58		4,172	1.06		–	0.58		22.4
0.66		5,383	1.06		–	1.49		35.6
9.45		8,556	1.06		–	0.77		4.0
20.45		8,384	1.07		–	0.82		20.2
10.54		5,916	1.08		–	0.90		13.1

9.62	(e)	23,378	0.85	(g)	–	1.91	(g)	18.9	(g)
1.79		27,286	0.88		–	0.78		22.4
0.84		29,621	0.88		–	1.33		35.6
9.68		26,537	0.88		–	1.02		4.0
20.60		26,667	0.89		–	1.01		20.2
10.76		17,863	0.90		–	1.06		13.1

9.76	(e)	17,333	0.66	(g)	–	2.15	(g)	18.9	(g)
2.01		15,639	0.69		–	0.99		22.4
1.01		20,164	0.69		–	1.70		35.6
9.83		24,177	0.69		–	1.21		4.0
20.87		21,406	0.70		–	1.31		20.2
10.96		15,442	0.71		–	1.15		13.1

9.84	(e)	54,258	0.54	(g)	–	2.36	(g)	18.9	(g)
2.10		47,063	0.57		–	1.02		22.4
1.18		47,254	0.57		–	1.81		35.6
9.95		84,381	0.57		–	1.17		4.0
21.04		67,284	0.58		–	1.37		20.2
11.10		47,638	0.59		–	1.32		13.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2017	(d)	$11.97	$0.18	$0.25	$0.43	($0.19)	($0.05)	($0.24)	$12.16
2016		12.12	0.33	0.15	0.48	(0.33)	(0.30)	(0.63)	11.97
2015		12.55	0.33	(0.30)	0.03	(0.33)	(0.13)	(0.46)	12.12
2014		12.29	0.32	0.45	0.77	(0.32)	(0.19)	(0.51)	12.55
2013		11.91	0.32	0.51	0.83	(0.34)	(0.11)	(0.45)	12.29
2012		11.25	0.35	0.68	1.03	(0.35)	(0.02)	(0.37)	11.91
Institutional shares
2017	(d)	12.03	0.19	0.25	0.44	(0.20)	(0.05)	(0.25)	12.22
2016		12.17	0.35	0.17	0.52	(0.36)	(0.30)	(0.66)	12.03
2015		12.60	0.37	(0.31)	0.06	(0.36)	(0.13)	(0.49)	12.17
2014		12.34	0.36	0.45	0.81	(0.36)	(0.19)	(0.55)	12.60
2013		11.96	0.37	0.50	0.87	(0.38)	(0.11)	(0.49)	12.34
2012		11.29	0.39	0.69	1.08	(0.39)	(0.02)	(0.41)	11.96
R-1 shares
2017	(d)	11.98	0.14	0.25	0.39	(0.15)	(0.05)	(0.20)	12.17
2016		12.13	0.25	0.16	0.41	(0.26)	(0.30)	(0.56)	11.98
2015		12.56	0.26	(0.31)	(0.05)	(0.25)	(0.13)	(0.38)	12.13
2014		12.30	0.25	0.45	0.70	(0.25)	(0.19)	(0.44)	12.56
2013		11.92	0.26	0.50	0.76	(0.27)	(0.11)	(0.38)	12.30
2012		11.25	0.30	0.68	0.98	(0.29)	(0.02)	(0.31)	11.92
R-2 shares
2017	(d)	12.01	0.15	0.25	0.40	(0.16)	(0.05)	(0.21)	12.20
2016		12.16	0.27	0.15	0.42	(0.27)	(0.30)	(0.57)	12.01
2015		12.59	0.27	(0.30)	(0.03)	(0.27)	(0.13)	(0.40)	12.16
2014		12.32	0.27	0.45	0.72	(0.26)	(0.19)	(0.45)	12.59
2013		11.94	0.28	0.50	0.78	(0.29)	(0.11)	(0.40)	12.32
2012		11.27	0.31	0.68	0.99	(0.30)	(0.02)	(0.32)	11.94
R-3 shares
2017	(d)	12.00	0.16	0.25	0.41	(0.17)	(0.05)	(0.22)	12.19
2016		12.15	0.29	0.15	0.44	(0.29)	(0.30)	(0.59)	12.00
2015		12.58	0.30	(0.31)	(0.01)	(0.29)	(0.13)	(0.42)	12.15
2014		12.32	0.29	0.45	0.74	(0.29)	(0.19)	(0.48)	12.58
2013		11.94	0.30	0.50	0.80	(0.31)	(0.11)	(0.42)	12.32
2012		11.27	0.33	0.68	1.01	(0.32)	(0.02)	(0.34)	11.94
R-4 shares
2017	(d)	12.01	0.17	0.25	0.42	(0.18)	(0.05)	(0.23)	12.20
2016		12.16	0.31	0.15	0.46	(0.31)	(0.30)	(0.61)	12.01
2015		12.59	0.33	(0.32)	0.01	(0.31)	(0.13)	(0.44)	12.16
2014		12.32	0.32	0.45	0.77	(0.31)	(0.19)	(0.50)	12.59
2013		11.95	0.31	0.50	0.81	(0.33)	(0.11)	(0.44)	12.32
2012		11.28	0.35	0.69	1.04	(0.35)	(0.02)	(0.37)	11.95
R-5 shares
2017	(d)	12.01	0.18	0.24	0.42	(0.18)	(0.05)	(0.23)	12.20
2016		12.15	0.32	0.17	0.49	(0.33)	(0.30)	(0.63)	12.01
2015		12.58	0.34	(0.31)	0.03	(0.33)	(0.13)	(0.46)	12.15
2014		12.32	0.32	0.46	0.78	(0.33)	(0.19)	(0.52)	12.58
2013		11.94	0.33	0.51	0.84	(0.35)	(0.11)	(0.46)	12.32
2012		11.28	0.36	0.68	1.04	(0.36)	(0.02)	(0.38)	11.94

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.61%(e),(f)		$1,117,200	0.45%	(g)	0.47%(g)	3.07%	(g)	20.2%	(g)
4.26	(f)	1,024,333	0.51		0.54	2.79		10.4
0.25	(f)	849,016	0.58		0.61	2.66		17.7
6.43	(f)	723,517	0.61		0.65	2.57		2.2
7.16	(f)	589,349	0.64		0.84	2.69		10.5
9.27	(f)	423,411	0.69		0.89	3.05		5.5

3.67	(e)	171,362	0.29	(g)	–	3.25	(g)	20.2	(g)
4.51		174,007	0.32		–	2.99		10.4
0.51		177,423	0.32		–	2.95		17.7
6.70		180,049	0.32		–	2.89		2.2
7.45		174,501	0.34		0.34	3.05		10.5
9.68		168,309	0.36		0.36	3.30		5.5

3.24	(e)	1,059	1.16	(g)	–	2.38	(g)	20.2	(g)
3.57		1,100	1.19		–	2.11		10.4
(0.36)		676	1.19		–	2.10		17.7
5.80		741	1.19		–	2.05		2.2
6.56		1,044	1.20		–	2.16		10.5
8.78		820	1.21		–	2.58		5.5

3.30	(e)	707	1.03	(g)	–	2.50	(g)	20.2	(g)
3.66		717	1.06		–	2.25		10.4
(0.23)		839	1.06		–	2.21		17.7
6.00		1,139	1.06		–	2.16		2.2
6.68		1,682	1.07		–	2.31		10.5
8.90		1,767	1.08		–	2.67		5.5

3.40	(e)	6,697	0.85	(g)	–	2.70	(g)	20.2	(g)
3.86		8,034	0.88		–	2.49		10.4
(0.05)		10,070	0.88		–	2.43		17.7
6.12		10,483	0.88		–	2.36		2.2
6.87		10,544	0.89		–	2.47		10.5
9.11		8,821	0.90		–	2.85		5.5

3.49	(e)	5,643	0.66	(g)	–	2.89	(g)	20.2	(g)
4.05		6,091	0.69		–	2.66		10.4
0.13		7,849	0.69		–	2.70		17.7
6.40		12,062	0.69		–	2.55		2.2
6.99		12,416	0.70		–	2.55		10.5
9.31		6,962	0.71		–	3.01		5.5

3.56	(e)	20,756	0.54	(g)	–	3.01	(g)	20.2	(g)
4.27		20,211	0.57		–	2.71		10.4
0.26		16,871	0.57		–	2.74		17.7
6.45		20,815	0.57		–	2.61		2.2
7.20		17,297	0.58		–	2.77		10.5
9.35		12,966	0.59		–	3.08		5.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2017	(d)	$17.71	$0.23	$1.63	$1.86	($0.22)	($0.48)	($0.70)	$18.87
2016		20.06	0.22	(0.06)	0.16	(0.19)	(2.32)	(2.51)	17.71
2015		21.26	0.38	(0.19)	0.19	(0.39)	(1.00)	(1.39)	20.06
2014		19.44	0.20	1.99	2.19	(0.23)	(0.14)	(0.37)	21.26
2013		15.75	0.19	3.71	3.90	(0.21)	–	(0.21)	19.44
2012		14.28	0.12	1.48	1.60	(0.13)	–	(0.13)	15.75
Institutional shares
2017	(d)	17.90	0.24	1.66	1.90	(0.26)	(0.48)	(0.74)	19.06
2016		20.26	0.26	(0.06)	0.20	(0.24)	(2.32)	(2.56)	17.90
2015		21.46	0.45	(0.20)	0.25	(0.45)	(1.00)	(1.45)	20.26
2014		19.61	0.27	2.01	2.28	(0.29)	(0.14)	(0.43)	21.46
2013		15.89	0.25	3.73	3.98	(0.26)	–	(0.26)	19.61
2012		14.40	0.14	1.53	1.67	(0.18)	–	(0.18)	15.89
R-1 shares
2017	(d)	17.55	0.16	1.64	1.80	(0.08)	(0.48)	(0.56)	18.79
2016		19.91	0.12	(0.08)	0.04	(0.08)	(2.32)	(2.40)	17.55
2015		21.10	0.48	(0.41)	0.07	(0.26)	(1.00)	(1.26)	19.91
2014		19.30	0.10	1.97	2.07	(0.13)	(0.14)	(0.27)	21.10
2013		15.65	0.09	3.69	3.78	(0.13)	–	(0.13)	19.30
2012		14.18	0.06	1.46	1.52	(0.05)	–	(0.05)	15.65
R-2 shares
2017	(d)	17.63	0.17	1.64	1.81	(0.10)	(0.48)	(0.58)	18.86
2016		19.96	0.12	(0.06)	0.06	(0.07)	(2.32)	(2.39)	17.63
2015		21.15	0.36	(0.26)	0.10	(0.29)	(1.00)	(1.29)	19.96
2014		19.36	0.11	1.98	2.09	(0.16)	(0.14)	(0.30)	21.15
2013		15.68	0.09	3.72	3.81	(0.13)	–	(0.13)	19.36
2012		14.22	0.05	1.49	1.54	(0.08)	–	(0.08)	15.68
R-3 shares
2017	(d)	17.63	0.19	1.63	1.82	(0.14)	(0.48)	(0.62)	18.83
2016		20.00	0.16	(0.07)	0.09	(0.14)	(2.32)	(2.46)	17.63
2015		21.19	0.33	(0.19)	0.14	(0.33)	(1.00)	(1.33)	20.00
2014		19.39	0.18	1.95	2.13	(0.19)	(0.14)	(0.33)	21.19
2013		15.72	0.14	3.71	3.85	(0.18)	–	(0.18)	19.39
2012		14.25	0.08	1.49	1.57	(0.10)	–	(0.10)	15.72
R-4 shares
2017	(d)	17.77	0.20	1.66	1.86	(0.19)	(0.48)	(0.67)	18.96
2016		20.12	0.20	(0.07)	0.13	(0.16)	(2.32)	(2.48)	17.77
2015		21.32	0.42	(0.25)	0.17	(0.37)	(1.00)	(1.37)	20.12
2014		19.50	0.18	2.00	2.18	(0.22)	(0.14)	(0.36)	21.32
2013		15.81	0.11	3.79	3.90	(0.21)	–	(0.21)	19.50
2012		14.34	0.11	1.50	1.61	(0.14)	–	(0.14)	15.81
R-5 shares
2017	(d)	17.74	0.23	1.63	1.86	(0.22)	(0.48)	(0.70)	18.90
2016		20.09	0.22	(0.07)	0.15	(0.18)	(2.32)	(2.50)	17.74
2015		21.28	0.39	(0.18)	0.21	(0.40)	(1.00)	(1.40)	20.09
2014		19.46	0.20	2.01	2.21	(0.25)	(0.14)	(0.39)	21.28
2013		15.78	0.21	3.70	3.91	(0.23)	–	(0.23)	19.46
2012		14.30	0.12	1.50	1.62	(0.14)	–	(0.14)	15.78

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

10.78%(e),(f)		$289,403	0.47	%(g)	0.50%(g)	2.50	%(g)	19.7	%(g)
1.22	(f)	265,807	0.53		0.56	1.23		22.9
0.96	(f)	278,150	0.60		0.63	1.87		51.2
11.43	(f)	283,507	0.63		0.67	1.01		5.9
25.04	(f)	253,180	0.66		0.86	1.07		26.5
11.28	(f)	185,076	0.73		0.92	0.77		13.6

10.88	(e)	245,242	0.29	(g)	–	2.69	(g)	19.7	(g)
1.44		243,768	0.32		–	1.49		22.9
1.25		267,751	0.31		–	2.19		51.2
11.80		280,593	0.32		–	1.34		5.9
25.43		255,114	0.33		0.33	1.41		26.5
11.74		199,595	0.36		0.36	0.88		13.6

10.42	(e)	2,335	1.16	(g)	–	1.76	(g)	19.7	(g)
0.54		2,133	1.19		–	0.69		22.9
0.37		3,151	1.19		–	2.34		51.2
10.85		4,253	1.19		–	0.47		5.9
24.35		4,215	1.20		–	0.52		26.5
10.74		2,904	1.22		–	0.41		13.6

10.48	(e)	2,333	1.03	(g)	–	1.90	(g)	19.7	(g)
0.62		2,168	1.06		–	0.70		22.9
0.55		2,830	1.06		–	1.74		51.2
10.95		4,779	1.06		–	0.55		5.9
24.51		4,290	1.07		–	0.54		26.5
10.88		2,597	1.09		–	0.31		13.6

10.54	(e)	13,828	0.85	(g)	–	2.09	(g)	19.7	(g)
0.83		17,423	0.88		–	0.89		22.9
0.72		17,993	0.88		–	1.61		51.2
11.15		17,809	0.88		–	0.90		5.9
24.77		19,357	0.89		–	0.79		26.5
11.13		13,780	0.91		–	0.56		13.6

10.71	(e)	13,182	0.66	(g)	–	2.25	(g)	19.7	(g)
1.03		11,621	0.69		–	1.12		22.9
0.89		14,237	0.69		–	2.05		51.2
11.36		20,035	0.69		–	0.90		5.9
24.94		15,061	0.70		–	0.63		26.5
11.33		6,644	0.72		–	0.70		13.6

10.72	(e)	22,362	0.54	(g)	–	2.50	(g)	19.7	(g)
1.14		20,857	0.57		–	1.26		22.9
1.07		24,189	0.57		–	1.93		51.2
11.51		34,618	0.57		–	1.00		5.9
25.09		27,490	0.58		–	1.17		26.5
11.48		18,765	0.60		–	0.81		13.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2017.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME FUND
Class J shares
2017	(c)	$12.22	$0.10	($0.03)	$0.07	($0.10)	$–	($0.10)	$12.19
2016		12.17	0.20	0.06	0.26	(0.21)	–	(0.21)	12.22
2015		12.23	0.16	(0.06)	0.10	(0.16)	–	(0.16)	12.17
2014		12.26	0.16	(0.02)	0.14	(0.16)	(0.01)	(0.17)	12.23
2013		12.28	0.15	(0.03)	0.12	(0.14)	–	(0.14)	12.26
2012		11.96	0.20	0.31	0.51	(0.19)	–	(0.19)	12.28
Institutional shares
2017	(c)	12.22	0.12	(0.03)	0.09	(0.12)	–	(0.12)	12.19
2016		12.17	0.23	0.06	0.29	(0.24)	–	(0.24)	12.22
2015		12.23	0.20	(0.06)	0.14	(0.20)	–	(0.20)	12.17
2014		12.26	0.21	(0.02)	0.19	(0.21)	(0.01)	(0.22)	12.23
2013		12.28	0.20	(0.03)	0.17	(0.19)	–	(0.19)	12.26
2012		11.96	0.25	0.32	0.57	(0.25)	–	(0.25)	12.28
R-1 shares
2017	(c)	12.22	0.07	(0.03)	0.04	(0.07)	–	(0.07)	12.19
2016		12.17	0.13	0.06	0.19	(0.14)	–	(0.14)	12.22
2015		12.23	0.10	(0.07)	0.03	(0.09)	–	(0.09)	12.17
2014		12.26	0.10	(0.02)	0.08	(0.10)	(0.01)	(0.11)	12.23
2013		12.28	0.10	(0.03)	0.07	(0.09)	–	(0.09)	12.26
2012		11.96	0.15	0.32	0.47	(0.15)	–	(0.15)	12.28
R-2 shares
2017	(c)	12.22	0.07	(0.03)	0.04	(0.07)	–	(0.07)	12.19
2016		12.17	0.14	0.06	0.20	(0.15)	–	(0.15)	12.22
2015		12.23	0.11	(0.06)	0.05	(0.11)	–	(0.11)	12.17
2014		12.26	0.12	(0.02)	0.10	(0.12)	(0.01)	(0.13)	12.23
2013		12.28	0.12	(0.03)	0.09	(0.11)	–	(0.11)	12.26
2012		11.96	0.16	0.32	0.48	(0.16)	–	(0.16)	12.28
R-3 shares
2017	(c)	12.23	0.09	(0.04)	0.05	(0.08)	–	(0.08)	12.20
2016		12.17	0.16	0.08	0.24	(0.18)	–	(0.18)	12.23
2015		12.23	0.13	(0.06)	0.07	(0.13)	–	(0.13)	12.17
2014		12.27	0.14	(0.03)	0.11	(0.14)	(0.01)	(0.15)	12.23
2013		12.28	0.14	(0.02)	0.12	(0.13)	–	(0.13)	12.27
2012		11.96	0.19	0.31	0.50	(0.18)	–	(0.18)	12.28
R-4 shares
2017	(c)	12.23	0.10	(0.03)	0.07	(0.10)	–	(0.10)	12.20
2016		12.17	0.19	0.07	0.26	(0.20)	–	(0.20)	12.23
2015		12.23	0.16	(0.07)	0.09	(0.15)	–	(0.15)	12.17
2014		12.27	0.17	(0.03)	0.14	(0.17)	(0.01)	(0.18)	12.23
2013		12.28	0.16	(0.02)	0.14	(0.15)	–	(0.15)	12.27
2012		11.97	0.21	0.31	0.52	(0.21)	–	(0.21)	12.28
R-5 shares
2017	(c)	12.23	0.10	(0.03)	0.07	(0.10)	–	(0.10)	12.20
2016		12.18	0.20	0.06	0.26	(0.21)	–	(0.21)	12.23
2015		12.24	0.17	(0.06)	0.11	(0.17)	–	(0.17)	12.18
2014		12.27	0.18	(0.02)	0.16	(0.18)	(0.01)	(0.19)	12.24
2013		12.28	0.18	(0.02)	0.16	(0.17)	–	(0.17)	12.27
2012		11.96	0.23	0.31	0.54	(0.22)	–	(0.22)	12.28

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

0.61%(d),(e)		$141,555	0.66%	(f)	0.68%(f)	1.73%	(f)	53.1%	(f)
2.16	(e)	144,158	0.70		0.73	1.62		53.6
0.83	(e)	124,221	0.75		0.80	1.32		56.4
1.16	(e)	120,296	0.80		0.84	1.34		49.1
1.00	(e)	124,761	0.87		1.07	1.25		50.1
4.29	(e)	107,444	0.94		1.13	1.63		47.9

0.73	(d)	3,374,097	0.43	(f)	–	1.97	(f)	53.1	(f)
2.44		2,346,871	0.43		–	1.89		53.6
1.14		2,180,068	0.43		–	1.63		56.4
1.52		1,936,142	0.44		–	1.69		49.1
1.43		1,134,768	0.45		0.45	1.67		50.1
4.79		897,254	0.46		0.46	2.10		47.9

0.30	(d)	679	1.29 (f)	,(g)	–	1.09	(f)	53.1	(f)
1.56		1,338	1.30	(g)	–	1.03		53.6
0.27		1,237	1.30	(g)	–	0.78		56.4
0.65		1,468	1.30	(g)	–	0.84		49.1
0.57		1,851	1.30	(g)	–	0.82		50.1
3.92		2,247	1.30	(g)	–	1.22		47.9

0.36	(d)	2,103	1.16 (f)	,(g)	–	1.23	(f)	53.1	(f)
1.70		2,358	1.17	(g)	–	1.16		53.6
0.40		1,975	1.17	(g)	–	0.90		56.4
0.78		1,957	1.17	(g)	–	0.97		49.1
0.70		1,640	1.18	(g)	–	0.94		50.1
4.04		1,194	1.18	(g)	–	1.30		47.9

0.45	(d)	14,993	0.98 (f)	,(g)	–	1.41	(f)	53.1	(f)
1.88	(h)	21,159	0.99	(g)	–	1.34		53.6
0.67	(h)	11,415	0.99	(g)	–	1.09		56.4
0.88		14,472	0.99	(g)	–	1.15		49.1
0.96		10,748	0.99	(g)	–	1.13		50.1
4.24		10,336	0.99	(g)	–	1.56		47.9

0.55	(d)	12,119	0.79 (f)	,(g)	–	1.60	(f)	53.1	(f)
2.16		13,199	0.79	(g)	–	1.53		53.6
0.78		14,049	0.79	(g)	–	1.28		56.4
1.09		14,272	0.79	(g)	–	1.35		49.1
1.17		4,377	0.79	(g)	–	1.33		50.1
4.36		3,106	0.79	(g)	–	1.72		47.9

0.61	(d)	8,608	0.67 (f)	,(g)	–	1.72	(f)	53.1	(f)
2.19		12,039	0.68	(g)	–	1.65		53.6
0.90		12,383	0.68	(g)	–	1.39		56.4
1.28		9,287	0.68	(g)	–	1.46		49.1
1.28		4,735	0.68	(g)	–	1.44		50.1
4.56		3,373	0.68	(g)	–	1.89		47.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP FUND
Class J shares	2017	(c)	$19.26	$–	$3.17	$3.17	($0.14)	($0.43)	($0.57)	$21.86
	2016		19.82	0.14	0.04	0.18	–	(0.74)	(0.74)	19.26
	2015		20.98	(0.01)	1.32	1.31	–	(2.47)	(2.47)	19.82
	2014		20.88	(0.02)	1.68	1.66	–	(1.56)	(1.56)	20.98
	2013		14.97	0.06	6.01	6.07	(0.07)	(0.09)	(0.16)	20.88
	2012		13.28	0.02	1.67	1.69	–	–	–	14.97
Institutional shares	2017	(c)	21.31	0.03	3.50	3.53	(0.18)	(0.43)	(0.61)	24.23
	2016		21.81	0.23	0.01	0.24	–	(0.74)	(0.74)	21.31
	2015		22.77	0.06	1.45	1.51	–	(2.47)	(2.47)	21.81
	2014		22.51	0.06	1.81	1.87	(0.05)	(1.56)	(1.61)	22.77
	2013		16.14	0.13	6.47	6.60	(0.14)	(0.09)	(0.23)	22.51
	2012		14.24	0.09	1.81	1.90	–	–	–	16.14
R-1 shares	2017	(c)	19.20	(0.06)	3.16	3.10	(0.02)	(0.43)	(0.45)	21.85
	2016		19.88	0.03	0.03	0.06	–	(0.74)	(0.74)	19.20
	2015		21.13	(0.12)	1.34	1.22	–	(2.47)	(2.47)	19.88
	2014		21.12	(0.13)	1.70	1.57	–	(1.56)	(1.56)	21.13
	2013		15.16	(0.02)	6.08	6.06	(0.01)	(0.09)	(0.10)	21.12
	2012		13.50	(0.01)	1.67	1.66	–	–	–	15.16
R-2 shares	2017	(c)	19.40	(0.05)	3.20	3.15	(0.08)	(0.43)	(0.51)	22.04
	2016		20.06	0.01	0.07	0.08	–	(0.74)	(0.74)	19.40
	2015		21.27	(0.10)	1.36	1.26	–	(2.47)	(2.47)	20.06
	2014		21.22	(0.10)	1.71	1.61	–	(1.56)	(1.56)	21.27
	2013		15.21	–	6.11	6.11	(0.01)	(0.09)	(0.10)	21.22
	2012		13.52	(0.01)	1.70	1.69	–	–	–	15.21
R-3 shares	2017	(c)	20.01	(0.03)	3.30	3.27	(0.08)	(0.43)	(0.51)	22.77
	2016		20.63	0.09	0.03	0.12	–	(0.74)	(0.74)	20.01
	2015		21.77	(0.06)	1.39	1.33	–	(2.47)	(2.47)	20.63
	2014		21.65	(0.06)	1.74	1.68	–	(1.56)	(1.56)	21.77
	2013		15.54	0.03	6.23	6.26	(0.06)	(0.09)	(0.15)	21.65
	2012		13.79	0.03	1.72	1.75	–	–	–	15.54
R-4 shares	2017	(c)	20.70	(0.01)	3.41	3.40	(0.12)	(0.43)	(0.55)	23.55
	2016		21.27	0.11	0.06	0.17	–	(0.74)	(0.74)	20.70
	2015		22.34	(0.02)	1.42	1.40	–	(2.47)	(2.47)	21.27
	2014		22.14	(0.02)	1.78	1.76	–	(1.56)	(1.56)	22.34
	2013		15.87	0.07	6.37	6.44	(0.08)	(0.09)	(0.17)	22.14
	2012		14.06	0.04	1.77	1.81	–	–	–	15.87
R-5 shares	2017	(c)	21.10	–	3.48	3.48	(0.14)	(0.43)	(0.57)	24.01
	2016		21.65	0.15	0.04	0.19	–	(0.74)	(0.74)	21.10
	2015		22.66	–	1.46	1.46	–	(2.47)	(2.47)	21.65
	2014		22.42	0.01	1.80	1.81	(0.01)	(1.56)	(1.57)	22.66
	2013		16.08	0.09	6.44	6.53	(0.10)	(0.09)	(0.19)	22.42
	2012		14.22	0.07	1.79	1.86	–	–	–	16.08
R-6 shares	2017	(h)	23.47	0.03	1.33	1.36	(0.19)	(0.43)	(0.62)	24.21

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

16.63%(d),(e),(f)		$203,569	1.02%	(g)	1.05%	(g)	(0.01)%	(g)	55.7%	(g)
1.01	(e)	182,800	1.02		1.05		0.75		59.1
6.97	(e)	200,263	1.10		1.13		(0.06)		69.2
8.17	(e)	200,333	1.13		1.17		(0.09)		67.6
40.88	(e)	200,359	1.18		1.38		0.32		95.2
12.73	(e)	148,772	1.28		1.48		0.17		90.2
16.72 (d)	,(f)	74,968	0.80	(g)	0.83	(g)	0.25	(g)	55.7	(g)
1.20		61,357	0.80		0.82		1.12		59.1
7.34		98,042	0.79		0.79		0.26		69.2
8.54		72,583	0.79		0.79		0.25		67.6
41.38		65,062	0.80		0.80		0.70		95.2
13.34		45,620	0.79		0.79		0.61		90.2
16.27 (d)	,(f)	2,957	1.63	(g)	–		(0.61	) (g)	55.7	(g)
0.38		2,535	1.64		–		0.16		59.1
6.44		2,889	1.64		–		(0.59)		69.2
7.62		2,079	1.64		–		(0.60)		67.6
40.21		2,401	1.64		–		(0.11)		95.2
12.30		2,001	1.64		–		(0.10)		90.2
16.38 (d)	,(f)	12,764	1.50	(g)	–		(0.47	) (g)	55.7	(g)
0.48		11,107	1.51		–		0.05		59.1
6.60		4,161	1.51		–		(0.47)		69.2
7.78		2,956	1.51		–		(0.47)		67.6
40.35		3,018	1.51		–		0.01		95.2
12.50		2,852	1.51		–		(0.05)		90.2
16.48 (d)	,(f)	15,175	1.32	(g)	–		(0.30	) (g)	55.7	(g)
0.67		12,944	1.33		–		0.45		59.1
6.79		9,368	1.33		–		(0.28)		69.2
7.96		6,628	1.33		–		(0.28)		67.6
40.62		6,143	1.33		–		0.18		95.2
12.69		4,907	1.33		–		0.22		90.2
16.57 (d)	,(f)	16,319	1.13	(g)	–		(0.11	) (g)	55.7	(g)
0.89		13,799	1.14		–		0.57		59.1
6.95		9,089	1.14		–		(0.08)		69.2
8.16		4,052	1.14		–		(0.10)		67.6
40.93		4,200	1.14		–		0.37		95.2
12.87		2,944	1.14		–		0.26		90.2
16.63 (d)	,(f)	21,555	1.01	(g)	–		(0.01	) (g)	55.7	(g)
0.97		18,947	1.02		–		0.75		59.1
7.13		18,855	1.02		–		0.02		69.2
8.27		12,020	1.02		–		0.02		67.6
41.04		11,690	1.02		–		0.49		95.2
13.08		8,943	1.02		–		0.45		90.2
5.93 (d)	,(f)	15	0.90 (g)	,(i)	–		0.25	(g)	55.7	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Computed on an annualized basis.
(h)	Period from November 22, 2016, date operations commenced, through April 30, 2017.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Asset	Net	Net Realized		Distributions	Total
			Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss)	on Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period
SMALLCAP GROWTH FUND I
Class J shares	2017	(c)	$8.59	($0.04)	$1.51	$1.47	($0.36)	($0.36)	$9.70
	2016		9.52	(0.06)	0.14	0.08	(1.01)	(1.01)	8.59
	2015		11.70	(0.10)	0.38	0.28	(2.46)	(2.46)	9.52
	2014		12.63	(0.13)	0.74	0.61	(1.54)	(1.54)	11.70
	2013		9.94	(0.13)	3.54	3.41	(0.72)	(0.72)	12.63
	2012		9.56	(0.12)	1.08	0.96	(0.58)	(0.58)	9.94
Institutional shares	2017	(c)	11.13	(0.03)	1.96	1.93	(0.36)	(0.36)	12.70
	2016		11.99	(0.04)	0.19	0.15	(1.01)	(1.01)	11.13
	2015		14.05	(0.07)	0.47	0.40	(2.46)	(2.46)	11.99
	2014		14.80	(0.08)	0.87	0.79	(1.54)	(1.54)	14.05
	2013		11.47	(0.09)	4.14	4.05	(0.72)	(0.72)	14.80
	2012		10.89	(0.07)	1.23	1.16	(0.58)	(0.58)	11.47
R-1 shares	2017	(c)	9.42	(0.07)	1.66	1.59	(0.36)	(0.36)	10.65
	2016		10.39	(0.11)	0.15	0.04	(1.01)	(1.01)	9.42
	2015		12.59	(0.15)	0.41	0.26	(2.46)	(2.46)	10.39
	2014		13.52	(0.18)	0.79	0.61	(1.54)	(1.54)	12.59
	2013		10.63	(0.18)	3.79	3.61	(0.72)	(0.72)	13.52
	2012		10.22	(0.16)	1.15	0.99	(0.58)	(0.58)	10.63
R-2 shares	2017	(c)	9.17	(0.06)	1.61	1.55	(0.36)	(0.36)	10.36
	2016		10.13	(0.10)	0.15	0.05	(1.01)	(1.01)	9.17
	2015		12.32	(0.13)	0.40	0.27	(2.46)	(2.46)	10.13
	2014		13.25	(0.16)	0.77	0.61	(1.54)	(1.54)	12.32
	2013		10.42	(0.16)	3.71	3.55	(0.72)	(0.72)	13.25
	2012		10.01	(0.14)	1.13	0.99	(0.58)	(0.58)	10.42
R-3 shares	2017	(c)	9.65	(0.06)	1.70	1.64	(0.36)	(0.36)	10.93
	2016		10.59	(0.09)	0.16	0.07	(1.01)	(1.01)	9.65
	2015		12.75	(0.12)	0.42	0.30	(2.46)	(2.46)	10.59
	2014		13.64	(0.15)	0.80	0.65	(1.54)	(1.54)	12.75
	2013		10.68	(0.15)	3.83	3.68	(0.72)	(0.72)	13.64
	2012		10.24	(0.13)	1.15	1.02	(0.58)	(0.58)	10.68
R-4 shares	2017	(c)	10.15	(0.05)	1.79	1.74	(0.36)	(0.36)	11.53
	2016		11.07	(0.08)	0.17	0.09	(1.01)	(1.01)	10.15
	2015		13.19	(0.10)	0.44	0.34	(2.46)	(2.46)	11.07
	2014		14.04	(0.13)	0.82	0.69	(1.54)	(1.54)	13.19
	2013		10.96	(0.13)	3.93	3.80	(0.72)	(0.72)	14.04
	2012		10.46	(0.11)	1.19	1.08	(0.58)	(0.58)	10.96
R-5 shares	2017	(c)	10.55	(0.05)	1.86	1.81	(0.36)	(0.36)	12.00
	2016		11.45	(0.07)	0.18	0.11	(1.01)	(1.01)	10.55
	2015		13.55	(0.09)	0.45	0.36	(2.46)	(2.46)	11.45
	2014		14.36	(0.11)	0.84	0.73	(1.54)	(1.54)	13.55
	2013		11.18	(0.11)	4.01	3.90	(0.72)	(0.72)	14.36
	2012		10.65	(0.10)	1.21	1.11	(0.58)	(0.58)	11.18
R-6 shares	2017	(c)	11.11	(0.04)	1.97	1.93	(0.36)	(0.36)	12.68
	2016		11.98	(0.06)	0.20	0.14	(1.01)	(1.01)	11.11
	2015	(h)	14.24	(0.07)	0.27	0.20	(2.46)	(2.46)	11.98

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

17.33%(d),(e)		$53,552	1.36%	(f)	1.46%	(f)	(0.90)%	(f)	50.9%	(f)
0.95	(e)	47,535	1.35		1.45		(0.73)		57.1
3.12	(e)	52,609	1.46		1.56		(0.96)		70.0
5.00	(e)	53,357	1.50		1.67		(1.09)		66.1
36.73	(e)	30,644	1.56		1.78		(1.17)		74.7
11.07	(e)	22,970	1.63		1.85		(1.20)		79.9
17.51	(d)	1,409,426	1.02	(f)	1.10	(f)	(0.56	) (f)	50.9	(f)
1.36		1,292,151	1.02		1.10		(0.39)		57.1
3.50		1,489,140	1.02		1.09		(0.52)		70.0
5.52		1,707,451	1.02		1.09		(0.61)		66.1
37.45		1,729,462	1.07		1.09		(0.68)		74.7
11.58		1,329,439	1.08		1.10		(0.65)		79.9
17.07	(d)	2,239	1.88 (f)	,(g)	–		(1.42	) (f)	50.9	(f)
0.43		2,148	1.88	(g)	–		(1.24)		57.1
2.64		2,974	1.88	(g)	–		(1.38)		70.0
4.63		3,123	1.88	(g)	–		(1.47)		66.1
36.19		2,783	1.94	(g)	–		(1.54)		74.7
10.63		2,531	1.95	(g)	–		(1.52)		79.9
17.10	(d)	4,646	1.75 (f)	,(g)	–		(1.27	) (f)	50.9	(f)
0.55		4,491	1.75	(g)	–		(1.12)		57.1
2.82		6,055	1.75	(g)	–		(1.25)		70.0
4.74		6,581	1.75	(g)	–		(1.34)		66.1
36.36		4,061	1.81	(g)	–		(1.41)		74.7
10.86		3,100	1.82	(g)	–		(1.39)		79.9
17.18	(d)	16,405	1.57 (f)	,(g)	–		(1.10	) (f)	50.9	(f)
0.73		16,020	1.57	(g)	–		(0.94)		57.1
2.99		20,155	1.57	(g)	–		(1.07)		70.0
4.92		21,440	1.57	(g)	–		(1.16)		66.1
36.70		18,858	1.63	(g)	–		(1.25)		74.7
10.91		11,606	1.64	(g)	–		(1.21)		79.9
17.32	(d)	12,658	1.38 (f)	,(g)	–		(0.91	) (f)	50.9	(f)
0.90		12,216	1.38	(g)	–		(0.75)		57.1
3.22		15,758	1.38	(g)	–		(0.89)		70.0
5.07		16,819	1.38	(g)	–		(0.97)		66.1
36.88		16,584	1.44	(g)	–		(1.05)		74.7
11.27		12,347	1.45	(g)	–		(1.01)		79.9
17.34	(d)	38,698	1.26 (f)	,(g)	–		(0.80	) (f)	50.9	(f)
1.05		34,740	1.26	(g)	–		(0.64)		57.1
3.31		36,955	1.26	(g)	–		(0.76)		70.0
5.25		37,684	1.26	(g)	–		(0.85)		66.1
37.05		31,647	1.32	(g)	–		(0.93)		74.7
11.36		23,202	1.33	(g)	–		(0.90)		79.9
17.54	(d)	799	1.06 (f)	,(g)	–		(0.63	) (f)	50.9	(f)
1.27		605	1.06	(g)	–		(0.57)		57.1
2.05	(d)	10	1.06 (f)	,(g)	–		(0.59	) (f)	70.0	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares	2017	(c)	$22.37	$0.12	$3.98	$4.10	($0.22)	($1.45)	($1.67)	$24.80
	2016		23.02	0.21	0.98	1.19	(0.21)	(1.63)	(1.84)	22.37
	2015		24.36	0.22	0.28	0.50	(0.18)	(1.66)	(1.84)	23.02
	2014		23.10	0.17	1.80	1.97	(0.11)	(0.60)	(0.71)	24.36
	2013		16.90	0.17	6.21	6.38	(0.18)	–	(0.18)	23.10
	2012		15.03	0.11	1.81	1.92	(0.05)	–	(0.05)	16.90

Institutional shares	2017	(c)	23.44	0.16	4.18	4.34	(0.27)	(1.45)	(1.72)	26.06
	2016		24.05	0.28	1.01	1.29	(0.27)	(1.63)	(1.90)	23.44
	2015		25.37	0.29	0.31	0.60	(0.26)	(1.66)	(1.92)	24.05
	2014		24.02	0.26	1.87	2.13	(0.18)	(0.60)	(0.78)	25.37
	2013		17.58	0.26	6.44	6.70	(0.26)	–	(0.26)	24.02
	2012		15.63	0.19	1.88	2.07	(0.12)	–	(0.12)	17.58

R-1 shares	2017	(c)	23.06	0.05	4.10	4.15	(0.09)	(1.45)	(1.54)	25.67
	2016		23.67	0.09	1.01	1.10	(0.08)	(1.63)	(1.71)	23.06
	2015		24.99	0.09	0.31	0.40	(0.06)	(1.66)	(1.72)	23.67
	2014		23.71	0.05	1.84	1.89	(0.01)	(0.60)	(0.61)	24.99
	2013		17.35	0.09	6.38	6.47	(0.11)	–	(0.11)	23.71
	2012		15.43	0.05	1.87	1.92	–	–	–	17.35

R-2 shares	2017	(c)	23.62	0.07	4.21	4.28	(0.12)	(1.45)	(1.57)	26.33
	2016		24.19	0.12	1.03	1.15	(0.09)	(1.63)	(1.72)	23.62
	2015		25.51	0.13	0.29	0.42	(0.08)	(1.66)	(1.74)	24.19
	2014		24.17	0.09	1.89	1.98	(0.04)	(0.60)	(0.64)	25.51
	2013		17.67	0.12	6.50	6.62	(0.12)	–	(0.12)	24.17
	2012		15.70	0.07	1.90	1.97	–	–	–	17.67

R-3 shares	2017	(c)	23.79	0.09	4.24	4.33	(0.15)	(1.45)	(1.60)	26.52
	2016		24.36	0.17	1.03	1.20	(0.14)	(1.63)	(1.77)	23.79
	2015		25.68	0.17	0.31	0.48	(0.14)	(1.66)	(1.80)	24.36
	2014		24.34	0.13	1.90	2.03	(0.09)	(0.60)	(0.69)	25.68
	2013		17.82	0.15	6.55	6.70	(0.18)	–	(0.18)	24.34
	2012		15.83	0.10	1.92	2.02	(0.03)	–	(0.03)	17.82

R-4 shares	2017	(c)	24.01	0.12	4.27	4.39	(0.19)	(1.45)	(1.64)	26.76
	2016		24.57	0.21	1.05	1.26	(0.19)	(1.63)	(1.82)	24.01
	2015		25.89	0.22	0.30	0.52	(0.18)	(1.66)	(1.84)	24.57
	2014		24.51	0.18	1.92	2.10	(0.12)	(0.60)	(0.72)	25.89
	2013		17.93	0.19	6.59	6.78	(0.20)	–	(0.20)	24.51
	2012		15.94	0.13	1.93	2.06	(0.07)	–	(0.07)	17.93

R-5 shares	2017	(c)	24.13	0.13	4.30	4.43	(0.22)	(1.45)	(1.67)	26.89
	2016		24.69	0.24	1.05	1.29	(0.22)	(1.63)	(1.85)	24.13
	2015		25.99	0.25	0.31	0.56	(0.20)	(1.66)	(1.86)	24.69
	2014		24.61	0.21	1.92	2.13	(0.15)	(0.60)	(0.75)	25.99
	2013		18.00	0.22	6.61	6.83	(0.22)	–	(0.22)	24.61
	2012		16.00	0.16	1.92	2.08	(0.08)	–	(0.08)	18.00

R-6 shares	2017	(g)	26.52	0.13	1.12	1.25	(0.28)	(1.45)	(1.73)	26.04

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

18.35%(d),(e)		$178,765	0.43%	(f)	0.46%(f)	1.00%	(f)	15.7%	(f)
5.85	(e)	149,939	0.47		0.50	0.97		20.7
2.28	(e)	139,090	0.49		0.54	0.92		19.9
8.66	(e)	145,647	0.56		0.60	0.71		19.0
38.11	(e)	140,138	0.61		0.81	0.88		14.6
12.81	(e)	98,085	0.68		0.87	0.65		16.0
18.55	(d)	669,465	0.20	(f)	–	1.23	(f)	15.7	(f)
6.07		558,869	0.21		–	1.24		20.7
2.61		573,165	0.20		0.20	1.20		19.9
9.05		471,425	0.20		0.20	1.06		19.0
38.62		384,824	0.21		0.21	1.24		14.6
13.36		203,079	0.20		0.25	1.12		16.0
18.01	(d)	14,111	1.04	(f)	–	0.41	(f)	15.7	(f)
5.22		12,570	1.04		–	0.40		20.7
1.75		11,924	1.04		–	0.37		19.9
8.10		14,480	1.04		–	0.23		19.0
37.53		14,560	1.04		–	0.43		14.6
12.44		9,183	1.04		–	0.28		16.0
18.11	(d)	21,245	0.91	(f)	–	0.51	(f)	15.7	(f)
5.35		16,157	0.91		–	0.54		20.7
1.84		15,006	0.91		–	0.51		19.9
8.31		19,359	0.91		–	0.36		19.0
37.71		19,526	0.91		–	0.57		14.6
12.55		14,892	0.91		–	0.42		16.0
18.21	(d)	131,441	0.73	(f)	–	0.71	(f)	15.7	(f)
5.54		119,969	0.73		–	0.72		20.7
2.05		127,893	0.73		–	0.68		19.9
8.46		135,744	0.73		–	0.53		19.0
37.91		106,891	0.73		–	0.73		14.6
12.78		58,655	0.73		–	0.59		16.0
18.31	(d)	90,507	0.54	(f)	–	0.90	(f)	15.7	(f)
5.75		76,916	0.54		–	0.92		20.7
2.22		84,632	0.54		–	0.87		19.9
8.71		87,241	0.54		–	0.73		19.0
38.20		84,904	0.54		–	0.92		14.6
12.99		47,925	0.54		–	0.78		16.0
18.39	(d)	209,108	0.42	(f)	–	1.02	(f)	15.7	(f)
5.86		184,384	0.42		–	1.02		20.7
2.38		178,942	0.42		–	0.99		19.9
8.79		191,185	0.42		–	0.85		19.0
38.36		197,548	0.42		–	1.04		14.6
13.09		108,147	0.42		–	0.92		16.0
4.74	(d)	10	0.25 (f)	,(h)	–	1.14	(f)	15.7	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from November 22, 2016, date operations commenced, through April 30, 2017.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
			Net Asset	Net	Net Realized		Dividends	Distributions	Total
			Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
			Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
			of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE FUND II
Class J shares	2017	(c)	$11.66	$–	$1.82	$1.82	($0.02)	($0.72)	($0.74)	$12.74
	2016		12.49	0.02	0.43	0.45	(0.03)	(1.25)	(1.28)	11.66
	2015		13.85	0.02	0.12	0.14	–	(1.50)	(1.50)	12.49
	2014		13.56	(0.04)	1.21	1.17	–	(0.88)	(0.88)	13.85
	2013		10.02	0.03	3.58	3.61	(0.07)	–	(0.07)	13.56
	2012		8.93	0.01	1.08	1.09	–	–	–	10.02
Institutional shares	2017	(c)	11.94	0.02	1.86	1.88	(0.06)	(0.72)	(0.78)	13.04
	2016		12.76	0.07	0.44	0.51	(0.08)	(1.25)	(1.33)	11.94
	2015		14.10	0.08	0.13	0.21	(0.05)	(1.50)	(1.55)	12.76
	2014		13.79	0.03	1.22	1.25	(0.06)	(0.88)	(0.94)	14.10
	2013		10.19	0.11	3.62	3.73	(0.13)	–	(0.13)	13.79
	2012		9.06	0.08	1.09	1.17	(0.04)	–	(0.04)	10.19
R-1 shares	2017	(c)	11.01	(0.03)	1.72	1.69	–	(0.72)	(0.72)	11.98
	2016		11.88	(0.03)	0.41	0.38	–	(1.25)	(1.25)	11.01
	2015		13.30	(0.04)	0.12	0.08	–	(1.50)	(1.50)	11.88
	2014		13.10	(0.08)	1.16	1.08	–	(0.88)	(0.88)	13.30
	2013		9.69	0.01	3.45	3.46	(0.05)	–	(0.05)	13.10
	2012		8.65	–	1.04	1.04	–	–	–	9.69
R-2 shares	2017	(c)	11.15	(0.02)	1.74	1.72	–	(0.72)	(0.72)	12.15
	2016		12.00	(0.02)	0.42	0.40	–	(1.25)	(1.25)	11.15
	2015		13.40	(0.01)	0.11	0.10	–	(1.50)	(1.50)	12.00
	2014		13.18	(0.06)	1.16	1.10	–	(0.88)	(0.88)	13.40
	2013		9.74	0.03	3.47	3.50	(0.06)	–	(0.06)	13.18
	2012		8.69	0.01	1.04	1.05	–	–	–	9.74
R-3 shares	2017	(c)	11.51	(0.01)	1.79	1.78	–	(0.72)	(0.72)	12.57
	2016		12.35	–	0.43	0.43	(0.02)	(1.25)	(1.27)	11.51
	2015		13.72	–	0.13	0.13	–	(1.50)	(1.50)	12.35
	2014		13.46	(0.04)	1.18	1.14	–	(0.88)	(0.88)	13.72
	2013		9.93	0.04	3.55	3.59	(0.06)	–	(0.06)	13.46
	2012		8.84	0.02	1.07	1.09	–	–	–	9.93
R-4 shares	2017	(c)	11.65	–	1.81	1.81	(0.02)	(0.72)	(0.74)	12.72
	2016		12.48	0.03	0.43	0.46	(0.04)	(1.25)	(1.29)	11.65
	2015		13.83	0.03	0.12	0.15	–	(1.50)	(1.50)	12.48
	2014		13.54	(0.02)	1.21	1.19	(0.02)	(0.88)	(0.90)	13.83
	2013		10.00	0.07	3.56	3.63	(0.09)	–	(0.09)	13.54
	2012		8.90	0.04	1.08	1.12	(0.02)	–	(0.02)	10.00
R-5 shares	2017	(c)	11.77	0.01	1.83	1.84	(0.04)	(0.72)	(0.76)	12.85
	2016		12.59	0.04	0.44	0.48	(0.05)	(1.25)	(1.30)	11.77
	2015		13.93	0.04	0.13	0.17	(0.01)	(1.50)	(1.51)	12.59
	2014		13.64	–	1.20	1.20	(0.03)	(0.88)	(0.91)	13.93
	2013		10.08	0.08	3.59	3.67	(0.11)	–	(0.11)	13.64
	2012		8.96	0.06	1.08	1.14	(0.02)	–	(0.02)	10.08
R-6 shares	2017	(c)	11.93	0.02	1.86	1.88	(0.06)	(0.72)	(0.78)	13.03
	2016		12.75	0.03	0.48	0.51	(0.08)	(1.25)	(1.33)	11.93
	2015	(i)	14.36	0.07	(0.13)	(0.06)	(0.05)	(1.50)	(1.55)	12.75

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

15.50%(d),(e)		$21,792	1.35	%(f)	1.40	%(f)	(0.01	)%(f)	53.4	%(f)
4.33	(e)	18,069	1.41		1.46		0.18		52.5
1.16	(e)	18,937	1.45		1.50		0.12		47.8
8.97	(e)	19,885	1.48		1.54		(0.27)		42.1
36.19	(e)	18,556	1.63		1.85		0.23		60.5
12.21	(e)	11,655	1.70		1.92		0.11		53.5
15.64	(d)	1,207,923	0.99	(f)	1.01	(f)	0.36	(f)	53.4	(f)
4.82		1,144,250	0.99		1.01		0.60		52.5
1.64		1,251,443	0.98		1.00		0.60		47.8
9.47		1,489,023	0.97		0.99		0.25		42.1
37.05		1,475,200	0.98		1.00		0.93		60.5
13.00		1,046,022	0.99		1.01		0.83		53.5
15.18	(d)	1,273	1.85 (f)	,(g)	–		(0.47	) (f)	53.4	(f)
3.93		1,434	1.85	(g)	–		(0.26)		52.5
0.70		1,761	1.85	(g)	–		(0.29)		47.8
8.57		1,870	1.84	(g)	–		(0.62)		42.1
35.82		2,106	1.85	(g)	–		0.07		60.5
12.02		1,901	1.86	(g)	–		(0.05)		53.5
15.27	(d)	4,096	1.72 (f)	,(g)	–		(0.37	) (f)	53.4	(f)
3.98	(h)	3,735	1.72	(g)	–		(0.14)		52.5
0.95	(h)	3,666	1.72	(g)	–		(0.12)		47.8
8.68		4,588	1.71	(g)	–		(0.48)		42.1
36.09		6,141	1.72	(g)	–		0.24		60.5
12.08		5,677	1.73	(g)	–		0.08		53.5
15.36	(d)	13,750	1.54 (f)	,(g)	–		(0.19	) (f)	53.4	(f)
4.23		13,501	1.54	(g)	–		0.03		52.5
1.08		11,887	1.54	(g)	–		0.01		47.8
8.84		11,532	1.53	(g)	–		(0.31)		42.1
36.35		11,825	1.54	(g)	–		0.37		60.5
12.33		8,601	1.55	(g)	–		0.26		53.5
15.38	(d)	8,136	1.35 (f)	,(g)	–		0.00	(f)	53.4	(f)
4.43		7,570	1.35	(g)	–		0.25		52.5
1.24		12,024	1.35	(g)	–		0.23		47.8
9.13		13,254	1.34	(g)	–		(0.13)		42.1
36.58		11,430	1.35	(g)	–		0.58		60.5
12.56		9,258	1.36	(g)	–		0.44		53.5
15.49	(d)	31,995	1.23 (f)	,(g)	–		0.10	(f)	53.4	(f)
4.60		23,856	1.23	(g)	–		0.35		52.5
1.41		22,508	1.23	(g)	–		0.34		47.8
9.16		22,406	1.22	(g)	–		(0.01)		42.1
36.78		21,954	1.23	(g)	–		0.72		60.5
12.69		19,962	1.24	(g)	–		0.60		53.5
15.65	(d)	4,569	1.01 (f)	,(g)	–		0.31	(f)	53.4	(f)
4.82		3,511	1.01	(g)	–		0.28		52.5
(0.27	) (d)	10	1.01 (f)	,(g)	–		0.55	(f)	47.8	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2017.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from November 25, 2014, date operations commenced, through October 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
TAX-EXEMPT BOND FUND
Institutional shares
2017	(b)	$7.43	$0.15	($0.26)	($0.11)	($0.14)	($0.14)	$7.18
2016		7.34	0.28	0.09	0.37	(0.28)	(0.28)	7.43
2015	(g)	7.31	0.14	0.01	0.15	(0.12)	(0.12)	7.34

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Expenses to Average Net		Investment Income
		Net Assets, End of	to Average Net		Assets (Excluding Interest Expense		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Assets		Turnover Rate

(1.43	)%(c)	$4,844	0.62%(d),(e)		0.58%(d),(e),(f)		4.22	%(d)	26.5	%(d)
5.04		4,346	0.63	(e)	0.60 (e)	,(f)	3.76		33.7
2.07	(c)	345	0.62 (d)	,(e)	0.60 (d)	,(e),(f)	4.15	(d)	21.0	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Period from May 18, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2017 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30,2017), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2016 to April		November 1,	Account Value	2016 to April		Expense
		2016	April 30, 2017	30, 2017	(a)	2016	April 30, 2017	30, 2017	(a)	Ratio
	California Municipal Fund
	Institutional	$1,000.00	$988.69	$3.16		$1,000.00	$1,021.62	$3.21		0.64%

	California Municipal Fund (Excluding
	Interest Expense and Fees)
	Institutional	1,000.00	988.70	2.86		1,000.00	1,021.88	2.91		0.58

	Core Plus Bond Fund
	Class J	1,000.00	1,000.00	4.12		1,000.00	1,020.68	4.16		0.83
	Institutional	1,000.00	1,001.68	2.48		1,000.00	1,022.32	2.51		0.50
R	-1	1,000.00	997.36	6.78		1,000.00	1,018.00	6.85		1.37
R	-2	1,000.00	998.01	6.14		1,000.00	1,018.65	6.21		1.24
R	-3	1,000.00	998.90	5.25		1,000.00	1,019.54	5.31		1.06
R	-4	1,000.00	998.90	4.31		1,000.00	1,020.48	4.36		0.87
R	-5	1,000.00	1,000.43	3.72		1,000.00	1,021.08	3.76		0.75

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2016 to April		November 1,	Account Value	2016 to April		Expense
		2016	April 30, 2017	30, 2017	(a)	2016	April 30, 2017	30, 2017	(a)	Ratio
	Diversified International Fund
	Class J	$1,000.00	$1,101.32	$6.10		$1,000.00	$1,018.99	$5.86		1.17%
	Institutional	1,000.00	1,103.42	4.38		1,000.00	1,020.63	4.21		0.84
R	-1	1,000.00	1,098.38	8.90		1,000.00	1,016.31	8.55		1.71
R	-2	1,000.00	1,099.23	8.22		1,000.00	1,016.96	7.90		1.58
R	-3	1,000.00	1,100.00	7.29		1,000.00	1,017.85	7.00		1.40
R	-4	1,000.00	1,100.51	6.30		1,000.00	1,018.79	6.06		1.21
R	-5	1,000.00	1,102.09	5.68		1,000.00	1,019.39	5.46		1.09

	Equity Income Fund
	Institutional	1,000.00	1,122.77	2.74		1,000.00	1,022.22	2.61		0.52
R	-1	1,000.00	1,117.77	7.30		1,000.00	1,017.90	6.95		1.39
R	-2	1,000.00	1,118.52	6.62		1,000.00	1,018.55	6.31		1.26
R	-3	1,000.00	1,119.54	5.68		1,000.00	1,019.44	5.41		1.08
R	-4	1,000.00	1,120.61	4.68		1,000.00	1,020.38	4.46		0.89
R	-5	1,000.00	1,121.21	4.05		1,000.00	1,020.98	3.86		0.77

	Finisterre Unconstrained Emerging Markets Bond Fund
	Institutional	1,000.00	1,051.32	5.75		1,000.00	1,019.19	5.66		1.13

	Finisterre Unconstrained Emerging Markets Bond Fund
	(Excluding Dividends and Interest Expense on Short
	Sales and Short Sale Fees)
	Institutional	1,000.00	1,051.30	5.70		1,000.00	1,019.17	5.62		1.12

	Global Diversified Income Fund
	Institutional	1,000.00	1,046.41	4.06		1,000.00	1,020.83	4.01		0.80

	Global Diversified Income Fund
	(Excluding Dividends and Interest Expense on
	Short Sales and Short Sale Fees)
	Institutional	1,000.00	1,046.40	3.86		1,000.00	1,020.98	3.82		0.76

	Global Real Estate Securities Fund
	Institutional	1,000.00	1,037.90	4.70		1,000.00	1,020.18	4.66		0.93
R	-3	1,000.00	1,034.72	7.37		1,000.00	1,017.55	7.30		1.46
R	-4	1,000.00	1,036.31	6.41		1,000.00	1,018.50	6.36		1.27
R	-5	1,000.00	1,036.95	5.81		1,000.00	1,019.09	5.76		1.15
R	-6	1,000.00	1,037.92	4.75		1,000.00	1,020.13	4.71		0.94

	Government & High Quality Bond Fund
	Class J	1,000.00	989.26	4.00		1,000.00	1,020.78	4.06		0.81
	Institutional	1,000.00	990.62	2.62		1,000.00	1,022.17	2.66		0.53
R	-1	1,000.00	986.90	6.36		1,000.00	1,018.40	6.46		1.29
R	-2	1,000.00	987.54	5.72		1,000.00	1,019.04	5.81		1.16
R	-3	1,000.00	988.42	4.83		1,000.00	1,019.93	4.91		0.98
R	-4	1,000.00	989.35	3.90		1,000.00	1,020.88	3.96		0.79
R	-5	1,000.00	990.87	3.31		1,000.00	1,021.47	3.36		0.67

	High Yield Fund
	Institutional	1,000.00	1,061.36	3.12		1,000.00	1,021.77	3.06		0.61
R	-6	1,000.00	1,064.72	2.97	(b)	1,000.00	1,021.52	3.31		0.66

	High Yield Fund I
	Institutional	1,000.00	1,043.34	3.34		1,000.00	1,021.52	3.31		0.66

	Income Fund
	Class J	1,000.00	1,004.14	3.68		1,000.00	1,021.12	3.71		0.74
	Institutional	1,000.00	1,005.38	2.44		1,000.00	1,022.36	2.46		0.49
R	-1	1,000.00	1,000.04	6.74		1,000.00	1,018.05	6.80		1.36
R	-2	1,000.00	1,000.68	6.10		1,000.00	1,018.70	6.16		1.23
R	-3	1,000.00	1,002.60	5.21		1,000.00	1,019.59	5.26		1.05
R	-4	1,000.00	1,003.54	4.27		1,000.00	1,020.53	4.31		0.86
R	-5	1,000.00	1,004.16	3.68		1,000.00	1,021.12	3.71		0.74
R	-6	1,000.00	1,004.40	2.73		1,000.00	1,022.07	2.76		0.55

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2016 to April		November 1,	Account Value	2016 to April		Expense
		2016	April 30, 2017	30, 2017	(a)	2016	April 30, 2017	30, 2017	(a)	Ratio
	Inflation Protection Fund
	Class J	$1,000.00	$992.86	$5.04		$1,000.00	$1,019.74	$5.11		1.02%
	Institutional	1,000.00	996.10	1.93		1,000.00	1,022.86	1.96		0.39
R	-1	1,000.00	992.17	6.27		1,000.00	1,018.50	6.36		1.27
R	-2	1,000.00	991.69	5.63		1,000.00	1,019.14	5.71		1.14
R	-3	1,000.00	992.17	4.74		1,000.00	1,020.03	4.81		0.96
R	-4	1,000.00	993.85	3.81		1,000.00	1,020.98	3.86		0.77
R	-5	1,000.00	995.31	3.22		1,000.00	1,021.57	3.26		0.65

	International Emerging Markets Fund
	Class J	1,000.00	1,092.37	7.94		1,000.00	1,017.21	7.65		1.53
	Institutional	1,000.00	1,093.84	6.75		1,000.00	1,018.35	6.51		1.30
R	-1	1,000.00	1,088.82	11.14		1,000.00	1,014.13	10.74		2.15
R	-2	1,000.00	1,089.61	10.47		1,000.00	1,014.78	10.09		2.02
R	-3	1,000.00	1,090.63	9.54		1,000.00	1,015.67	9.20		1.84
R	-4	1,000.00	1,091.75	8.56		1,000.00	1,016.61	8.25		1.65
R	-5	1,000.00	1,092.50	7.94		1,000.00	1,017.21	7.65		1.53
R	-6	1,000.00	1,144.86	6.26	(b)	1,000.00	1,018.15	6.71		1.34

	International Fund I
	Institutional	1,000.00	1,096.92	5.15		1,000.00	1,019.89	4.96		0.99
R	-1	1,000.00	1,093.16	9.45		1,000.00	1,015.77	9.10		1.82
R	-2	1,000.00	1,093.17	8.77		1,000.00	1,016.41	8.45		1.69
R	-3	1,000.00	1,094.32	7.84		1,000.00	1,017.31	7.55		1.51
R	-4	1,000.00	1,095.47	6.86		1,000.00	1,018.25	6.61		1.32
R	-5	1,000.00	1,096.34	6.24		1,000.00	1,018.84	6.01		1.20
R	-6	1,000.00	1,134.54	4.88	(b)	1,000.00	1,019.59	5.26		1.05

	LargeCap Growth Fund
	Class J	1,000.00	1,115.19	5.03		1,000.00	1,020.03	4.81		0.96
	Institutional	1,000.00	1,116.70	3.62		1,000.00	1,021.37	3.46		0.69
R	-1	1,000.00	1,111.51	8.01		1,000.00	1,017.21	7.65		1.53
R	-2	1,000.00	1,112.70	7.33		1,000.00	1,017.85	7.00		1.40
R	-3	1,000.00	1,113.64	6.39		1,000.00	1,018.74	6.11		1.22
R	-4	1,000.00	1,115.52	5.40		1,000.00	1,019.69	5.16		1.03
R	-5	1,000.00	1,116.39	4.78		1,000.00	1,020.28	4.56		0.91

	LargeCap Growth Fund I
	Class J	1,000.00	1,140.78	4.51		1,000.00	1,020.58	4.26		0.85
	Institutional	1,000.00	1,142.16	3.29		1,000.00	1,021.72	3.11		0.62
R	-1	1,000.00	1,137.40	7.79		1,000.00	1,017.50	7.35		1.47
R	-2	1,000.00	1,137.68	7.10		1,000.00	1,018.15	6.71		1.34
R	-3	1,000.00	1,138.59	6.15		1,000.00	1,019.04	5.81		1.16
R	-4	1,000.00	1,139.54	5.15		1,000.00	1,019.98	4.86		0.97
R	-5	1,000.00	1,140.53	4.51		1,000.00	1,020.58	4.26		0.85
R	-6	1,000.00	1,142.27	3.45		1,000.00	1,021.57	3.26		0.65

	LargeCap Growth Fund II
	Class J	1,000.00	1,138.89	6.31		1,000.00	1,018.89	5.96		1.19
	Institutional	1,000.00	1,141.36	4.57		1,000.00	1,020.53	4.31		0.86
R	-1	1,000.00	1,135.50	9.21		1,000.00	1,016.17	8.70		1.74
R	-2	1,000.00	1,137.27	8.53		1,000.00	1,016.81	8.05		1.61
R	-3	1,000.00	1,137.48	7.58		1,000.00	1,017.70	7.15		1.43
R	-4	1,000.00	1,139.86	6.58		1,000.00	1,018.65	6.21		1.24
R	-5	1,000.00	1,140.78	5.94		1,000.00	1,019.24	5.61		1.12

	LargeCap S&P 500 Index Fund
	Class J	1,000.00	1,131.04	2.01		1,000.00	1,022.91	1.91		0.38
	Institutional	1,000.00	1,132.20	0.85		1,000.00	1,024.00	0.80		0.16
R	-1	1,000.00	1,126.64	5.43		1,000.00	1,019.69	5.16		1.03
R	-2	1,000.00	1,127.78	4.75		1,000.00	1,020.33	4.51		0.90
R	-3	1,000.00	1,128.77	3.80		1,000.00	1,021.22	3.61		0.72
R	-4	1,000.00	1,129.74	2.80		1,000.00	1,022.17	2.66		0.53
R	-5	1,000.00	1,130.75	2.17		1,000.00	1,022.76	2.06		0.41

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2016 to April		November 1,	Account Value	2016 to April		Expense
		2016	April 30, 2017	30, 2017	(a)	2016	April 30, 2017	30, 2017	(a)	Ratio
	LargeCap Value Fund
	Class J	$1,000.00	$1,120.46	$3.84		$1,000.00	$1,021.17	$3.66		0.73%
	Institutional	1,000.00	1,122.27	2.32		1,000.00	1,022.61	2.21		0.44
R	-1	1,000.00	1,118.04	6.83		1,000.00	1,018.35	6.51		1.30
R	-2	1,000.00	1,118.25	6.14		1,000.00	1,018.99	5.86		1.17
R	-3	1,000.00	1,118.82	5.20		1,000.00	1,019.89	4.96		0.99
R	-4	1,000.00	1,119.78	4.20		1,000.00	1,020.83	4.01		0.80
R	-5	1,000.00	1,120.40	3.58		1,000.00	1,021.42	3.41		0.68

	LargeCap Value Fund III
	Class J	1,000.00	1,115.12	5.66		1,000.00	1,019.44	5.41		1.08
	Institutional	1,000.00	1,116.73	4.04		1,000.00	1,020.98	3.86		0.77
R	-1	1,000.00	1,111.86	8.64		1,000.00	1,016.61	8.25		1.65
R	-2	1,000.00	1,112.47	7.96		1,000.00	1,017.26	7.60		1.52
R	-3	1,000.00	1,113.20	7.02		1,000.00	1,018.15	6.71		1.34
R	-4	1,000.00	1,113.98	6.03		1,000.00	1,019.09	5.76		1.15
R	-5	1,000.00	1,115.51	5.40		1,000.00	1,019.69	5.16		1.03

	MidCap Fund
	Class J	1,000.00	1,141.59	4.35		1,000.00	1,020.73	4.11		0.82
	Institutional	1,000.00	1,142.18	3.56		1,000.00	1,021.47	3.36		0.67
R	-1	1,000.00	1,138.36	7.79		1,000.00	1,017.50	7.35		1.47
R	-2	1,000.00	1,139.06	7.11		1,000.00	1,018.15	6.71		1.34
R	-3	1,000.00	1,139.58	6.15		1,000.00	1,019.04	5.81		1.16
R	-4	1,000.00	1,141.19	5.15		1,000.00	1,019.98	4.86		0.97
R	-5	1,000.00	1,141.42	4.51		1,000.00	1,020.58	4.26		0.85
R	-6	1,000.00	1,103.76	3.39	(b)	1,000.00	1,021.12	3.71		0.74

	MidCap Growth Fund
	Class J	1,000.00	1,147.26	5.27		1,000.00	1,019.89	4.96		0.99
	Institutional	1,000.00	1,147.83	3.99		1,000.00	1,021.08	3.76		0.75
R	-1	1,000.00	1,144.60	8.24		1,000.00	1,017.11	7.75		1.55
R	-2	1,000.00	1,144.72	7.55		1,000.00	1,017.75	7.10		1.42
R	-3	1,000.00	1,145.93	6.60		1,000.00	1,018.65	6.21		1.24
R	-4	1,000.00	1,146.68	5.59		1,000.00	1,019.59	5.26		1.05
R	-5	1,000.00	1,148.28	4.95		1,000.00	1,020.18	4.66		0.93

	MidCap Growth Fund III
	Class J	1,000.00	1,129.84	6.97		1,000.00	1,018.25	6.61		1.32
	Institutional	1,000.00	1,132.78	5.02		1,000.00	1,020.08	4.76		0.95
R	-1	1,000.00	1,126.93	9.65		1,000.00	1,015.72	9.15		1.83
R	-2	1,000.00	1,128.16	8.97		1,000.00	1,016.36	8.50		1.70
R	-3	1,000.00	1,128.88	8.02		1,000.00	1,017.26	7.60		1.52
R	-4	1,000.00	1,130.10	7.02		1,000.00	1,018.20	6.66		1.33
R	-5	1,000.00	1,130.42	6.39		1,000.00	1,018.79	6.06		1.21

	MidCap S&P 400 Index Fund
	Class J	1,000.00	1,154.25	2.30		1,000.00	1,022.66	2.16		0.43
	Institutional	1,000.00	1,155.07	1.02		1,000.00	1,023.85	0.95		0.19
R	-1	1,000.00	1,150.49	5.55		1,000.00	1,019.64	5.21		1.04
R	-2	1,000.00	1,150.65	4.85		1,000.00	1,020.28	4.56		0.91
R	-3	1,000.00	1,152.30	3.90		1,000.00	1,021.17	3.66		0.73
R	-4	1,000.00	1,152.71	2.88		1,000.00	1,022.12	2.71		0.54
R	-5	1,000.00	1,153.85	2.24		1,000.00	1,022.71	2.11		0.42
R	-6	1,000.00	1,069.23	1.13	(b)	1,000.00	1,023.55	1.25		0.25

	MidCap Value Fund I
	Class J	1,000.00	1,128.97	6.33		1,000.00	1,018.84	6.01		1.20
	Institutional	1,000.00	1,130.67	4.75		1,000.00	1,020.33	4.51		0.90
R	-1	1,000.00	1,125.69	9.22		1,000.00	1,016.12	8.75		1.75
R	-2	1,000.00	1,126.43	8.54		1,000.00	1,016.76	8.10		1.62
R	-3	1,000.00	1,127.76	7.60		1,000.00	1,017.65	7.20		1.44
R	-4	1,000.00	1,128.33	6.60		1,000.00	1,018.60	6.26		1.25
R	-5	1,000.00	1,128.99	5.96		1,000.00	1,019.19	5.66		1.13

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2016 to April		November 1,	Account Value	2016 to April		Expense
		2016	April 30, 2017	30, 2017	(a)	2016	April 30, 2017	30, 2017	(a)	Ratio
	MidCap Value Fund III
	Class J	$1,000.00	$1,143.61	$4.78		$1,000.00	$1,020.33	$4.51		0.90%
	Institutional	1,000.00	1,145.03	3.40		1,000.00	1,021.62	3.21		0.64
R	-1	1,000.00	1,140.34	7.96		1,000.00	1,017.36	7.50		1.50
R	-2	1,000.00	1,141.15	7.27		1,000.00	1,018.00	6.85		1.37
R	-3	1,000.00	1,141.64	6.32		1,000.00	1,018.89	5.96		1.19
R	-4	1,000.00	1,143.13	5.31		1,000.00	1,019.84	5.01		1.00
R	-5	1,000.00	1,143.21	4.68		1,000.00	1,020.43	4.41		0.88
R	-6	1,000.00	1,149.99	3.68		1,000.00	1,021.37	3.46		0.69

	Money Market Fund
	Class J	1,000.00	1,001.43	2.83		1,000.00	1,021.97	2.86		0.57
	Institutional	1,000.00	1,000.00	4.31		1,000.00	1,020.48	4.36		0.87

	Overseas Fund
	Institutional	1,000.00	1,130.11	5.55		1,000.00	1,019.59	5.26		1.05
R	-1	1,000.00	1,125.95	10.12		1,000.00	1,015.27	9.59		1.92
R	-2	1,000.00	1,126.26	9.44		1,000.00	1,015.92	8.95		1.79
R	-3	1,000.00	1,126.88	8.49		1,000.00	1,016.81	8.05		1.61
R	-4	1,000.00	1,127.84	7.49		1,000.00	1,017.75	7.10		1.42
R	-5	1,000.00	1,127.87	6.86		1,000.00	1,018.35	6.51		1.30

	Principal Capital Appreciation Fund
	Institutional	1,000.00	1,136.07	2.49		1,000.00	1,022.46	2.36		0.47
R	-1	1,000.00	1,131.33	7.03		1,000.00	1,018.20	6.66		1.33
R	-2	1,000.00	1,131.96	6.34		1,000.00	1,018.84	6.01		1.20
R	-3	1,000.00	1,133.05	5.39		1,000.00	1,019.74	5.11		1.02
R	-4	1,000.00	1,134.08	4.39		1,000.00	1,020.68	4.16		0.83
R	-5	1,000.00	1,134.65	3.76		1,000.00	1,021.27	3.56		0.71

	Principal LifeTime 2010 Fund
	Class J	1,000.00	1,047.87	0.91		1,000.00	1,023.90	0.90		0.18
	Institutional	1,000.00	1,048.82	0.05		1,000.00	1,024.74	0.05		0.01
R	-1	1,000.00	1,044.32	4.46		1,000.00	1,020.43	4.41		0.88
R	-2	1,000.00	1,045.93	3.80		1,000.00	1,021.08	3.76		0.75
R	-3	1,000.00	1,045.85	2.89		1,000.00	1,021.97	2.86		0.57
R	-4	1,000.00	1,047.19	1.93		1,000.00	1,022.91	1.91		0.38
R	-5	1,000.00	1,047.49	1.32		1,000.00	1,023.51	1.30		0.26

	Principal LifeTime 2015 Fund
	Institutional	1,000.00	1,060.74	0.05		1,000.00	1,024.74	0.05		0.01
R	-1	1,000.00	1,056.01	4.54		1,000.00	1,020.38	4.46		0.89
R	-2	1,000.00	1,056.89	3.88		1,000.00	1,021.03	3.81		0.76
R	-3	1,000.00	1,056.81	2.96		1,000.00	1,021.92	2.91		0.58
R	-4	1,000.00	1,057.49	1.99		1,000.00	1,022.86	1.96		0.39
R	-5	1,000.00	1,058.79	1.38		1,000.00	1,023.46	1.35		0.27

	Principal LifeTime 2020 Fund
	Class J	1,000.00	1,069.11	0.92		1,000.00	1,023.90	0.90		0.18
	Institutional	1,000.00	1,069.82	0.05		1,000.00	1,024.74	0.05		0.01
R	-1	1,000.00	1,064.89	4.51		1,000.00	1,020.43	4.41		0.88
R	-2	1,000.00	1,065.84	3.84		1,000.00	1,021.08	3.76		0.75
R	-3	1,000.00	1,066.53	2.92		1,000.00	1,021.97	2.86		0.57
R	-4	1,000.00	1,067.29	1.95		1,000.00	1,022.91	1.91		0.38
R	-5	1,000.00	1,067.90	1.33		1,000.00	1,023.51	1.30		0.26

	Principal LifeTime 2025 Fund
	Institutional	1,000.00	1,079.88	0.05		1,000.00	1,024.74	0.05		0.01
R	-1	1,000.00	1,074.66	4.53		1,000.00	1,020.43	4.41		0.88
R	-2	1,000.00	1,075.89	3.86		1,000.00	1,021.08	3.76		0.75
R	-3	1,000.00	1,076.57	2.93		1,000.00	1,021.97	2.86		0.57
R	-4	1,000.00	1,078.09	1.96		1,000.00	1,022.91	1.91		0.38
R	-5	1,000.00	1,077.91	1.34		1,000.00	1,023.51	1.30		0.26

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2016 to April		November 1,	Account Value	2016 to April		Expense
		2016	April 30, 2017	30, 2017	(a)	2016	April 30, 2017	30, 2017	(a)	Ratio
	Principal LifeTime 2030 Fund
	Class J	$1,000.00	$1,088.21	$0.98		$1,000.00	$1,023.85	$0.95		0.19%
	Institutional	1,000.00	1,089.14	0.05		1,000.00	1,024.74	0.05		0.01
R	-1	1,000.00	1,084.50	4.55		1,000.00	1,020.43	4.41		0.88
R	-2	1,000.00	1,085.18	3.88		1,000.00	1,021.08	3.76		0.75
R	-3	1,000.00	1,085.81	2.95		1,000.00	1,021.97	2.86		0.57
R	-4	1,000.00	1,087.42	1.97		1,000.00	1,022.91	1.91		0.38
R	-5	1,000.00	1,087.84	1.35		1,000.00	1,023.51	1.30		0.26

	Principal LifeTime 2035 Fund
	Institutional	1,000.00	1,095.55	0.05		1,000.00	1,024.74	0.05		0.01
R	-1	1,000.00	1,091.46	4.56		1,000.00	1,020.43	4.41		0.88
R	-2	1,000.00	1,092.29	3.89		1,000.00	1,021.08	3.76		0.75
R	-3	1,000.00	1,093.03	2.96		1,000.00	1,021.97	2.86		0.57
R	-4	1,000.00	1,094.54	1.97		1,000.00	1,022.91	1.91		0.38
R	-5	1,000.00	1,094.31	1.35		1,000.00	1,023.51	1.30		0.26

	Principal LifeTime 2040 Fund
	Class J	1,000.00	1,100.53	1.04		1,000.00	1,023.80	1.00		0.20
	Institutional	1,000.00	1,101.93	0.05		1,000.00	1,024.74	0.05		0.01
R	-1	1,000.00	1,097.34	4.58		1,000.00	1,020.43	4.41		0.88
R	-2	1,000.00	1,097.88	3.90		1,000.00	1,021.08	3.76		0.75
R	-3	1,000.00	1,099.46	2.97		1,000.00	1,021.97	2.86		0.57
R	-4	1,000.00	1,099.91	1.98		1,000.00	1,022.91	1.91		0.38
R	-5	1,000.00	1,100.85	1.35		1,000.00	1,023.51	1.30		0.26

	Principal LifeTime 2045 Fund
	Institutional	1,000.00	1,106.54	0.10		1,000.00	1,024.70	0.10		0.02
R	-1	1,000.00	1,102.60	4.64		1,000.00	1,020.38	4.46		0.89
R	-2	1,000.00	1,103.50	3.96		1,000.00	1,021.03	3.81		0.76
R	-3	1,000.00	1,103.44	3.02		1,000.00	1,021.92	2.91		0.58
R	-4	1,000.00	1,104.46	2.03		1,000.00	1,022.86	1.96		0.39
R	-5	1,000.00	1,105.67	1.41		1,000.00	1,023.46	1.35		0.27

	Principal LifeTime 2050 Fund
	Class J	1,000.00	1,108.62	1.41		1,000.00	1,023.46	1.35		0.27
	Institutional	1,000.00	1,110.49	0.05		1,000.00	1,024.74	0.05		0.01
R	-1	1,000.00	1,105.13	4.59		1,000.00	1,020.43	4.41		0.88
R	-2	1,000.00	1,106.33	3.92		1,000.00	1,021.08	3.76		0.75
R	-3	1,000.00	1,107.64	2.98		1,000.00	1,021.97	2.86		0.57
R	-4	1,000.00	1,108.12	1.99		1,000.00	1,022.91	1.91		0.38
R	-5	1,000.00	1,108.90	1.36		1,000.00	1,023.51	1.30		0.26

	Principal LifeTime 2055 Fund
	Institutional	1,000.00	1,114.14	0.16		1,000.00	1,024.65	0.15		0.03
R	-1	1,000.00	1,108.98	4.65		1,000.00	1,020.38	4.46		0.89
R	-2	1,000.00	1,109.92	3.98		1,000.00	1,021.03	3.81		0.76
R	-3	1,000.00	1,110.12	3.03		1,000.00	1,021.92	2.91		0.58
R	-4	1,000.00	1,112.49	2.04		1,000.00	1,022.86	1.96		0.39
R	-5	1,000.00	1,112.41	1.41		1,000.00	1,023.46	1.35		0.27

	Principal LifeTime 2060 Fund
	Class J	1,000.00	1,111.74	1.99		1,000.00	1,022.91	1.91		0.38
	Institutional	1,000.00	1,114.40	0.21		1,000.00	1,024.60	0.20		0.04
R	-1	1,000.00	1,109.19	4.71		1,000.00	1,020.33	4.51		0.90
R	-2	1,000.00	1,109.42	4.03		1,000.00	1,020.98	3.86		0.77
R	-3	1,000.00	1,110.74	3.09		1,000.00	1,021.87	2.96		0.59
R	-4	1,000.00	1,112.36	2.09		1,000.00	1,022.81	2.01		0.40
R	-5	1,000.00	1,112.74	1.47		1,000.00	1,023.41	1.40		0.28

	Principal LifeTime Hybrid 2015 Fund
	Institutional	1,000.00	1,055.44	0.25		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,057.45	0.10		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Hybrid 2020 Fund
	Institutional	1,000.00	1,067.75	0.26		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,067.76	0.10		1,000.00	1,024.70	0.10		0.02

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2016 to April		November 1,	Account Value	2016 to April		Expense
		2016	April 30, 2017	30, 2017	(a)	2016	April 30, 2017	30, 2017	(a)	Ratio
	Principal LifeTime Hybrid 2025 Fund
	Institutional	$1,000.00	$1,078.36	$0.26		$1,000.00	$1,024.55	$0.25		0.05%
R	-6	1,000.00	1,078.28	0.10		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Hybrid 2030 Fund
	Institutional	1,000.00	1,087.22	0.26		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,087.21	0.10		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Hybrid 2035 Fund
	Institutional	1,000.00	1,095.01	0.26		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,095.99	0.10		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Hybrid 2040 Fund
	Institutional	1,000.00	1,102.64	0.26		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,103.62	0.10		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Hybrid 2045 Fund
	Institutional	1,000.00	1,108.20	0.26		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,108.20	0.10		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Hybrid 2050 Fund
	Institutional	1,000.00	1,112.63	0.26		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,112.65	0.10		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Hybrid 2055 Fund
	Institutional	1,000.00	1,114.66	0.26		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,115.55	0.10		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Hybrid 2060 Fund
	Institutional	1,000.00	1,117.94	0.26		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,117.83	0.11		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Hybrid Income Fund
	Institutional	1,000.00	1,027.19	0.25		1,000.00	1,024.55	0.25		0.05
R	-6	1,000.00	1,027.17	0.10		1,000.00	1,024.70	0.10		0.02

	Principal LifeTime Strategic Income Fund
	Class J	1,000.00	1,032.17	1.06		1,000.00	1,023.75	1.05		0.21
	Institutional	1,000.00	1,032.57	0.05		1,000.00	1,024.74	0.05		0.01
R	-1	1,000.00	1,027.95	4.42		1,000.00	1,020.43	4.41		0.88
R	-2	1,000.00	1,029.21	3.77		1,000.00	1,021.08	3.76		0.75
R	-3	1,000.00	1,029.45	2.87		1,000.00	1,021.97	2.86		0.57
R	-4	1,000.00	1,030.74	1.91		1,000.00	1,022.91	1.91		0.38
R	-5	1,000.00	1,030.60	1.31		1,000.00	1,023.51	1.30		0.26

	Real Estate Securities Fund
	Class J	1,000.00	1,037.38	5.61		1,000.00	1,019.29	5.56		1.11
	Institutional	1,000.00	1,038.05	4.35		1,000.00	1,020.53	4.31		0.86
R	-1	1,000.00	1,034.12	8.52		1,000.00	1,016.41	8.45		1.69
R	-2	1,000.00	1,034.68	7.87		1,000.00	1,017.06	7.80		1.56
R	-3	1,000.00	1,035.90	6.97		1,000.00	1,017.95	6.90		1.38
R	-4	1,000.00	1,036.34	6.01		1,000.00	1,018.89	5.96		1.19
R	-5	1,000.00	1,037.34	5.41		1,000.00	1,019.49	5.36		1.07
R	-6	1,000.00	1,067.20	4.37	(b)	1,000.00	1,019.98	4.86		0.97

	SAM Balanced Portfolio
	Class J	1,000.00	1,074.03	2.31		1,000.00	1,022.56	2.26		0.45
	Institutional	1,000.00	1,074.38	1.44		1,000.00	1,023.41	1.40		0.28
R	-1	1,000.00	1,070.77	5.96		1,000.00	1,019.04	5.81		1.16
R	-2	1,000.00	1,070.86	5.29		1,000.00	1,019.69	5.16		1.03
R	-3	1,000.00	1,072.08	4.37		1,000.00	1,020.58	4.26		0.85
R	-4	1,000.00	1,072.47	3.39		1,000.00	1,021.52	3.31		0.66
R	-5	1,000.00	1,073.28	2.78		1,000.00	1,022.12	2.71		0.54

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2016 to April		November 1,	Account Value	2016 to April		Expense
		2016	April 30, 2017	30, 2017	(a)	2016	April 30, 2017	30, 2017	(a)	Ratio
	SAM Conservative Balanced Portfolio
	Class J	$1,000.00	$1,053.01	$2.29		$1,000.00	$1,022.56	$2.26		0.45%
	Institutional	1,000.00	1,054.60	1.48		1,000.00	1,023.36	1.45		0.29
R	-1	1,000.00	1,050.43	5.90		1,000.00	1,019.04	5.81		1.16
R	-2	1,000.00	1,050.53	5.24		1,000.00	1,019.69	5.16		1.03
R	-3	1,000.00	1,051.61	4.32		1,000.00	1,020.58	4.26		0.85
R	-4	1,000.00	1,052.83	3.36		1,000.00	1,021.52	3.31		0.66
R	-5	1,000.00	1,053.38	2.75		1,000.00	1,022.12	2.71		0.54

	SAM Conservative Growth Portfolio
	Class J	1,000.00	1,098.74	2.39		1,000.00	1,022.51	2.31		0.46
	Institutional	1,000.00	1,099.48	1.46		1,000.00	1,023.41	1.40		0.28
R	-1	1,000.00	1,094.95	6.03		1,000.00	1,019.04	5.81		1.16
R	-2	1,000.00	1,095.37	5.35		1,000.00	1,019.69	5.16		1.03
R	-3	1,000.00	1,096.23	4.42		1,000.00	1,020.58	4.26		0.85
R	-4	1,000.00	1,097.59	3.43		1,000.00	1,021.52	3.31		0.66
R	-5	1,000.00	1,098.37	2.81		1,000.00	1,022.12	2.71		0.54

	SAM Flexible Income Portfolio
	Class J	1,000.00	1,036.13	2.27		1,000.00	1,022.56	2.26		0.45
	Institutional	1,000.00	1,036.75	1.46		1,000.00	1,023.36	1.45		0.29
R	-1	1,000.00	1,032.37	5.85		1,000.00	1,019.04	5.81		1.16
R	-2	1,000.00	1,033.05	5.19		1,000.00	1,019.69	5.16		1.03
R	-3	1,000.00	1,033.97	4.29		1,000.00	1,020.58	4.26		0.85
R	-4	1,000.00	1,034.94	3.33		1,000.00	1,021.52	3.31		0.66
R	-5	1,000.00	1,035.56	2.73		1,000.00	1,022.12	2.71		0.54

	SAM Strategic Growth Portfolio
	Class J	1,000.00	1,107.78	2.46		1,000.00	1,022.46	2.36		0.47
	Institutional	1,000.00	1,108.79	1.52		1,000.00	1,023.36	1.45		0.29
R	-1	1,000.00	1,104.24	6.05		1,000.00	1,019.04	5.81		1.16
R	-2	1,000.00	1,104.83	5.38		1,000.00	1,019.69	5.16		1.03
R	-3	1,000.00	1,105.37	4.44		1,000.00	1,020.58	4.26		0.85
R	-4	1,000.00	1,107.09	3.45		1,000.00	1,021.52	3.31		0.66
R	-5	1,000.00	1,107.24	2.82		1,000.00	1,022.12	2.71		0.54

	Short-Term Income Fund
	Class J	1,000.00	1,006.14	3.28		1,000.00	1,021.52	3.31		0.66
	Institutional	1,000.00	1,007.29	2.14		1,000.00	1,022.66	2.16		0.43
R	-1	1,000.00	1,002.98	6.41		1,000.00	1,018.40	6.46		1.29
R	-2	1,000.00	1,003.63	5.76		1,000.00	1,019.04	5.81		1.16
R	-3	1,000.00	1,004.52	4.87		1,000.00	1,019.93	4.91		0.98
R	-4	1,000.00	1,005.48	3.93		1,000.00	1,020.88	3.96		0.79
R	-5	1,000.00	1,006.06	3.33		1,000.00	1,021.47	3.36		0.67

	SmallCap Fund
	Class J	1,000.00	1,166.27	5.48		1,000.00	1,019.74	5.11		1.02
	Institutional	1,000.00	1,167.20	4.30		1,000.00	1,020.83	4.01		0.80
R	-1	1,000.00	1,162.70	8.74		1,000.00	1,016.71	8.15		1.63
R	-2	1,000.00	1,163.82	8.05		1,000.00	1,017.36	7.50		1.50
R	-3	1,000.00	1,164.77	7.09		1,000.00	1,018.25	6.61		1.32
R	-4	1,000.00	1,165.68	6.07		1,000.00	1,019.19	5.66		1.13
R	-5	1,000.00	1,166.28	5.42		1,000.00	1,019.79	5.06		1.01
R	-6	1,000.00	1,059.30	4.04	(b)	1,000.00	1,020.33	4.51		0.90

	SmallCap Growth Fund I
	Class J	1,000.00	1,173.32	7.33		1,000.00	1,018.05	6.80		1.36
	Institutional	1,000.00	1,175.15	5.50		1,000.00	1,019.74	5.11		1.02
R	-1	1,000.00	1,170.72	10.12		1,000.00	1,015.47	9.39		1.88
R	-2	1,000.00	1,171.04	9.42		1,000.00	1,016.12	8.75		1.75
R	-3	1,000.00	1,171.84	8.45		1,000.00	1,017.01	7.85		1.57
R	-4	1,000.00	1,173.25	7.44		1,000.00	1,017.95	6.90		1.38
R	-5	1,000.00	1,173.35	6.79		1,000.00	1,018.55	6.31		1.26
R	-6	1,000.00	1,175.44	5.72		1,000.00	1,019.54	5.31		1.06

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2017 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period		Beginning		During Period
		Account Value	Ending	November 1,		Account Value	Ending	November 1,		Annualized
		November 1,	Account Value	2016 to April		November 1,	Account Value	2016 to April		Expense
		2016	April 30, 2017	30, 2017	(a)	2016	April 30, 2017	30, 2017	(a)	Ratio
	SmallCap S&P 600 Index Fund
	Class J	$1,000.00	$1,183.46	$2.33		$1,000.00	$1,022.66	$2.16		0.43%
	Institutional	1,000.00	1,185.46	1.08		1,000.00	1,023.80	1.00		0.20
R	-1	1,000.00	1,180.05	5.62		1,000.00	1,019.64	5.21		1.04
R	-2	1,000.00	1,181.14	4.92		1,000.00	1,020.28	4.56		0.91
R	-3	1,000.00	1,182.12	3.95		1,000.00	1,021.17	3.66		0.73
R	-4	1,000.00	1,183.11	2.92		1,000.00	1,022.12	2.71		0.54
R	-5	1,000.00	1,183.94	2.27		1,000.00	1,022.71	2.11		0.42
R	-6	1,000.00	1,047.35	1.11	(b)	1,000.00	1,023.55	1.25		0.25

	SmallCap Value Fund II
	Class J	1,000.00	1,155.00	7.21		1,000.00	1,018.10	6.76		1.35
	Institutional	1,000.00	1,156.40	5.29		1,000.00	1,019.89	4.96		0.99
R	-1	1,000.00	1,151.85	9.87		1,000.00	1,015.62	9.25		1.85
R	-2	1,000.00	1,152.65	9.18		1,000.00	1,016.27	8.60		1.72
R	-3	1,000.00	1,153.56	8.22		1,000.00	1,017.16	7.70		1.54
R	-4	1,000.00	1,153.80	7.21		1,000.00	1,018.10	6.76		1.35
R	-5	1,000.00	1,154.87	6.57		1,000.00	1,018.70	6.16		1.23
R	-6	1,000.00	1,156.50	5.40		1,000.00	1,019.79	5.06		1.01

	Tax-Exempt Bond Fund
	Institutional	1,000.00	985.74	3.05		1,000.00	1,021.72	3.11		0.62

	Tax-Exempt Bond Fund
	(Excluding Interest Expense and Fees)
	Institutional	1,000.00	985.70	2.86		1,000.00	1,021.88	2.91		0.58

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (November 22, 2016 to April 30, 2017), multiplied by 159/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	127	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	127	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	127	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	127	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	127	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	127	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak	127	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	127	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
			Number of	Directorships
			Portfolios in	Held by
Name,			Fund Complex	Director
Position Held with the Fund,		Principal Occupation(s)	Overseen	During Past 5
Year of Birth		During past5 years	by Director	Years
Michael J. Beer		Chief Executive Officer, Principal Funds	127	None
Director since 2012		Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer		Director, PFD since 2015
Member, Executive Committee		Vice President/Mutual Funds and Broker
1961		Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett		Director, Finisterre Capital LLP since 2011	127	None
Director since 2008		Director, Origin Asset Management
Chair		LLP since 2011
Member, Executive Committee		Chairman, Principal Financial
1959		Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA
50392	.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel, PFD (2009-2013)
Assistant Counsel and Assistant	Counsel, PLIC
Secretary	Counsel, the Manager (2009-2013, 2014 - present)
Des Moines, IA 50392	Counsel, PSI (2009-2013)
1973	Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, the Manager since 2015
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, the Manager since 2015
Chief Financial Officer, the Manager (2010-2015)
Director, the Manager since 2015
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Chief Compliance Officer-Funds, PLIC since 2016
Des Moines, IA 50392	Vice President/Compliance, PLIC (2004-2016)
1960	Senior Vice President, the Manager
Senior Vice President, PSI
Senior Vice President, PSS

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, the Manager since 2016
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1962

Layne A. Rasmussen	Vice President/Controller, the Manager
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	Assistant General Counsel, the Manager since 2015
Des Moines, IA 50392	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
1958	Management, Inc. (“TAM”) (2010-2012)
Assistant General Counsel, Transamerica Asset Management Group
(2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past5 years
Teri R. Root	Vice President and Chief Compliance Officer, the Manager since 2015
Deputy Chief Compliance Officer	Compliance Officer, the Manager (2010-2013)
Des Moines, IA 50392	Vice President, PSS since 2015
1979

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, the Manager (2003-2013)
Assistant Vice President/Treasury, the Manager since 2013
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, the Manager (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)

Associate General Counsel, AEGON (2003 - 2012)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectus dated March 1, 2017, and the Statement of Additional Information dated March 1, 2017. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. approved a Sub-Subadvisory Agreement with BlackRock International Limited related to the Inflation Protection Fund.

BlackRock Sub-SubAdvisory Agreement

On March 14, 2017, the Board considered for the Inflation Protection Fund (the “Fund”) the approval of a sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) among Principal Management Corporation (the “Manager”), BlackRock Fund Management, Inc. (the “Subadviser”) and BlackRock International Limited (the “Sub-Subadviser”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Subadvisory Agreement. The Board noted that the Sub-Subadviser is an affiliate of the Subadviser, that the Subadviser currently provides subadvisory services for the Fund, that the Sub-Subadviser would be retained to assist the Subadviser in managing the investment strategy it currently manages for the Fund, and that the Board had concluded at its September 2016 Board meeting that the nature, quality and extent of the services provided by the Subadviser to the Fund under the subadvisory agreement was satisfactory. The Board also considered the experience and skills of the Sub-Subadviser’s investment personnel who would share responsibility for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers (including sub-subadvisers) and that the Manager recommended the Sub-Subadviser based upon that program.

Investment Performance

The Board noted that the Sub-Subadviser would be retained to assist the Subadviser in managing the strategy it currently manages for the Fund, and that the Board had concluded at its September 2016 Board meeting that the Subadviser was qualified.

Fees, Economies of Scale and Profitability

The Board considered that the Sub-Subadviser would be compensated by the Subadviser, and that the Manager compensates the Subadviser from its own management fee so that shareholders pay only the management fee. The Board noted that it had concluded at its September 2016 Board meeting that the subadvisory fee for the Fund was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Sub-Subadviser. The Board noted that the Subadviser and the Sub-Subadviser did not intend to engage in soft dollar trading in connection with the Funds. The Board concluded that, on the basis of the information provided, the subadvisory fee continued to be reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Subadvisory Agreement are fair and reasonable and that approval of the Sub-Subadvisory Agreement was in the best interests of the Fund.

Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.